UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2017

Date of reporting period: August 31, 2016

Item 1. Reports to Stockholders.

AUGUST 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NYSE Arca
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NYSE Arca
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NYSE Arca
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NYSE Arca
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Fund Performance Overview

iSHARES® SHORT TREASURY BOND ETF

Performance as of August 31, 2016

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 0.21%, net of fees, while the total return for the Index was 0.28%.

	Average Annual Total Returns				Cumulative Total Returns
	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. Short Treasury Bond Index	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. Short Treasury Bond Index	ICE U.S. Treasury Short Bond Index
1 Year	0.27%	0.27%	0.42%	0.41%	0.27%	0.27%	0.42%	0.41%	n/a
5 Years	0.07%	0.07%	0.19%	0.18%	0.33%	0.33%	0.93%	0.92%	n/a
Since Inception	0.88%	0.88%	1.00%	1.00%	8.83%	8.84%	10.11%	10.12%	0.39%	[b]

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

[a]	Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index (formerly the Barclays U.S. Short Treasury Bond Index). Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Short Bond Index, which, effective as of July 1, 2016, replaced the Bloomberg Barclays U.S. Short Treasury Bond Index as the underlying index of the Fund.
[b]	The cumulative total return of the ICE U.S. Treasury Short Bond Index for the period December 31, 2015 (the inception date of the underlying index) through August 31, 2016 was 0.39%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.10	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY INVESTMENT TYPE As of 8/31/16

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	100.00%

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/16

Security	Percentage of Total Investments*

U.S. Treasury Bill, 0.00%, 09/01/16	19.95%
U.S. Treasury Note/Bond, 0.63%, 05/31/17	13.59
U.S. Treasury Note/Bond, 1.00%, 03/31/17	6.62
U.S. Treasury Bill, 0.00%, 12/01/16	5.88
U.S. Treasury Note/Bond, 4.63%, 11/15/16	4.53

TOTAL	50.57%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of August 31, 2016

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 0.42%, net of fees, while the total return for the Index was 0.48%.

	Average Annual Total Returns				Cumulative Total Returns
	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index	ICE U.S. Treasury 1-3 Year Bond Index
1 Year	0.92%	0.90%	1.07%	1.07%	0.92%	0.90%	1.07%	1.07%	n/a
5 Years	0.51%	0.51%	0.65%	0.65%	2.59%	2.56%	3.28%	3.29%	n/a
10 Years	2.18%	2.17%	2.31%	2.31%	24.04%	23.92%	25.64%	25.63%	n/a
Since Inception	n/a	n/a	n/a	n/a	35.30%	35.28%	37.75%	37.96%	1.21%	[b]

[a]	Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index (formerly the Barclays U.S. 1-3 Year Treasury Bond Index). Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index as the underlying index of the Fund.
[b]	The cumulative total return of the ICE U.S. Treasury 1-3 Year Bond Index for the period December 31, 2015 (the inception date of the underlying index) through August 31, 2016 was 1.21%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.20	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY As of 8/31/16

Maturity	Percentage of Total Investments*

0-1 Year	4.27%
1-2 Years	46.80
2-3 Years	47.30
3-4 Years	1.63

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS As of 8/31/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.63%, 04/30/19	6.88%
U.S. Treasury Note/Bond, 1.00%, 03/15/19	4.82
U.S. Treasury Note/Bond, 1.50%, 12/31/18	4.52
U.S. Treasury Note/Bond, 1.50%, 02/28/19	4.00
U.S. Treasury Note/Bond, 1.00%, 08/15/18	3.43

TOTAL	23.65%

*	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of August 31, 2016

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 1.11%, net of fees, while the total return for the Index was 1.18%.

	Average Annual Total Returns				Cumulative Total Returns
	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index	ICE U.S. Treasury 3-7 Year Bond Index
1 Year	3.69%	3.66%	3.78%	3.78%	3.69%	3.66%	3.78%	3.78%	n/a
5 Years	1.94%	1.94%	2.04%	2.04%	10.11%	10.10%	10.64%	10.64%	n/a
Since Inception	4.49%	4.48%	4.60%	4.59%	52.77%	52.68%	54.42%	54.22%	3.89%	[b]

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

[a]	Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index (formerly the Barclays U.S. 3-7 Year Treasury Bond Index). Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 3-7 Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index as the underlying index of the Fund.
[b]	The cumulative total return of the ICE U.S. Treasury 3-7 Year Bond Index for the period December 31, 2015 (the inception date of the underlying index) through August 31, 2016 was 3.89%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,011.10	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/16

Maturity	Percentage of Total Investments*

2-3 Years	2.68%
3-4 Years	28.35
4-5 Years	32.82
5-6 Years	17.11
6-7 Years	13.73
7-8 Years	5.31

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.25%, 04/30/21	12.85%
U.S. Treasury Note/Bond, 1.75%, 05/15/23	5.38
U.S. Treasury Note/Bond, 1.88%, 08/31/22	4.34
U.S. Treasury Note/Bond, 2.75%, 02/15/24	4.30
U.S. Treasury Note/Bond, 1.63%, 11/15/22	4.25

TOTAL	31.12%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of August 31, 2016

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 2.14%, net of fees, while the total return for the Index was 2.18%.

	Average Annual Total Returns				Cumulative Total Returns
	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index	ICE U.S. Treasury 7-10 Year Bond Index
1 Year	7.04%	7.00%	7.09%	7.09%	7.04%	7.00%	7.09%	7.09%	n/a
5 Years	3.60%	3.60%	3.68%	3.68%	19.33%	19.34%	19.80%	19.80%	n/a
10 Years	6.09%	6.07%	6.18%	6.18%	80.57%	80.32%	82.18%	82.18%	n/a
Since Inception	n/a	n/a	n/a	n/a	112.58%	112.33%	113.96%	115.32%	6.97%	[b]

[a]	Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index (formerly the Barclays U.S. 7-10 Year Treasury Bond Index). Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index as the underlying index of the Fund.
[b]	The cumulative total return of the ICE U.S. Treasury 7-10 Year Bond Index for the period December 31, 2015 (the inception date of the underlying index) through August 31, 2016 was 6.97%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.40	$0.76	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/16

Maturity	Percentage of Total Investments*

7-8 Years	36.97%
8-9 Years	36.68
9-10 Years	26.11
11-12 Years	0.24

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.25%, 11/15/25	18.04%
U.S. Treasury Note/Bond, 2.38%, 08/15/24	17.37
U.S. Treasury Note/Bond, 2.50%, 05/15/24	14.74
U.S. Treasury Note/Bond, 2.13%, 05/15/25	9.91
U.S. Treasury Note/Bond, 2.00%, 08/15/25	9.58

TOTAL	69.64%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of August 31, 2016

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 3.92%, net of fees, while the total return for the Index was 3.88%.

	Average Annual Total Returns				Cumulative Total Returns
	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index	ICE U.S. Treasury 10-20 Year Bond Index
1 Year	9.83%	9.89%	9.85%	9.93%	9.83%	9.89%	9.85%	9.93%	n/a
5 Years	5.16%	5.16%	5.27%	5.28%	28.63%	28.62%	29.26%	29.35%	n/a
Since Inception	7.04%	7.03%	7.11%	7.10%	92.83%	92.66%	94.12%	93.85%	9.55%	[b]

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

[a]	Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index (formerly the Barclays U.S. 10-20 Year Treasury Bond Index). Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index, which, effective as of July 1, 2016, replaced the Bloomberg Barclays U.S. 10-20 Treasury Bond Index as the underlying index of the Fund.
[b]	The cumulative total return of the ICE U.S. Treasury 10-20 Year Bond Index for the period December 31, 2015 (the inception date of the underlying index) through August 31, 2016 was 9.55%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,039.20	$0.77	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/16

Maturity	Percentage of Total Investments*

8-9 Years	0.74%
9-10 Years	2.47
10-11 Years	9.47
11-12 Years	16.68
12-13 Years	30.57
13-14 Years	11.52
14-15 Years	11.25
19-20 Years	17.30

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 4.50%, 02/15/36	17.30%
U.S. Treasury Note/Bond, 6.13%, 08/15/29	11.90
U.S. Treasury Note/Bond, 6.25%, 05/15/30	11.52
U.S. Treasury Note/Bond, 5.38%, 02/15/31	11.25
U.S. Treasury Note/Bond, 6.13%, 11/15/27	11.21

TOTAL	63.18%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of August 31, 2016

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 8.24%, net of fees, while the total return for the Index was 8.28%.

	Average Annual Total Returns				Cumulative Total Returns
	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index	NAV	MARKET	INDEX [a]	Bloomberg Barclays U.S. 20+ Year Treasury Bond Index	ICE U.S. Treasury 20+ Year Bond Index
1 Year	17.58%	18.00%	17.64%	17.65%	17.58%	18.00%	17.64%	17.65%	n/a
5 Years	8.38%	8.45%	8.47%	8.47%	49.51%	50.03%	50.16%	50.17%	n/a
10 Years	8.48%	8.47%	8.57%	8.58%	125.72%	125.57%	127.64%	127.67%	n/a
Since Inception	n/a	n/a	n/a	n/a	191.99%	191.83%	195.53%	198.31%	17.51%	[b]

[a]	Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index (formerly the Barclays U.S. 20+ Year Treasury Bond Index). Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index, which effective as of April 1, 2016, replaced the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index as the underlying index of the Fund.
[b]	The cumulative total return of the ICE U.S. Treasury 20+ Year Bond Index for the period December 31, 2015 (the inception date of the underlying index) through August 31, 2016 was 17.51%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,082.40	$0.79	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/16

Maturity	Percentage of Total Investments*

11-20 Years	0.33%
21-30 Years	99.67

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/16

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.50%, 02/15/45	8.97%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	8.02
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.51
U.S. Treasury Note/Bond, 2.88%, 05/15/43	7.03
U.S. Treasury Note/Bond, 2.75%, 11/15/42	6.71

TOTAL	38.24%

*	Excludes money market funds.

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2016 and held through August 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

August 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 124.53%
U.S. Treasury Bill
0.00%, 09/01/16	$847,363	$847,358,763
0.00%, 10/06/16	110,000	109,975,360
0.00%, 10/13/16	110,000	109,969,530
0.00%, 12/01/16	250,000	249,792,750
U.S. Treasury Note/Bond
0.38%, 10/31/16	3,000	3,000,462
0.50%, 01/31/17	12,857	12,861,230
0.50%, 02/28/17	21,690	21,687,029
0.50%, 03/31/17	72,311	72,288,367
0.63%, 11/15/16	99,660	99,719,796
0.63%, 12/15/16	180,606	180,732,605
0.63%, 12/31/16	12,857	12,867,324
0.63%, 02/15/17	45,659	45,677,994
0.63%, 05/31/17	577,259	577,281,513
0.63%, 08/31/17	44,000	43,972,500
0.75%, 01/15/17	154,833	155,032,735
0.88%, 09/15/16	163,048	163,085,601
0.88%, 11/30/16	48,710	48,775,125
0.88%, 01/31/17	107,533	107,734,624
0.88%, 02/28/17	143,528	143,778,456
0.88%, 04/15/17	37,701	37,776,100
0.88%, 04/30/17	117,761	117,995,580
0.88%, 06/15/17	100,000	100,187,100
1.00%, 10/31/16	5,000	5,005,860
1.00%, 03/31/17	280,297	280,997,743
1.88%, 08/31/17	100,000	101,160,200

Security	Principal or Shares (000s)	Value
2.38%, 07/31/17	$125,000	$126,919,000
2.50%, 06/30/17	82,544	83,814,187
2.75%, 11/30/16	6,630	6,669,382
2.75%, 05/31/17	160,000	162,524,960
3.13%, 10/31/16	5,000	5,023,160
3.13%, 01/31/17	15,203	15,372,498
3.25%, 12/31/16	5,820	5,874,813
4.63%, 11/15/16	190,706	192,372,389

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,247,225,314)		4,247,284,736

MONEY MARKET FUNDS — 3.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	108,816	108,816,424

TOTAL MONEY MARKET FUNDS
(Cost: $108,816,424)		108,816,424

TOTAL INVESTMENTS IN SECURITIES — 127.72%
(Cost: $4,356,041,738)[c]		4,356,101,160
Other Assets, Less Liabilities — (27.72)%		(945,544,369)

NET ASSETS — 100.00%		$3,410,556,791

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $4,356,042,557. Net unrealized appreciation was $58,603, of which $539,089 represented gross unrealized appreciation on securities and $480,486 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$4,247,284,736	$—	$4,247,284,736
Money market funds	108,816,424	—	—	108,816,424

Total	$108,816,424	$4,247,284,736	$—	$4,356,101,160

See notes to financial statements.

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

August 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.24%
U.S. Treasury Note/Bond
0.63%, 05/31/17	$2,672	$2,672,104
0.63%, 08/31/17	266,389	266,222,507
0.63%, 11/30/17	237,403	237,087,729
0.63%, 04/30/18	206,782	206,256,980
0.75%, 10/31/17	127,383	127,432,807
0.75%, 12/31/17	159,746	159,758,460
0.75%, 02/28/18	276,118	276,042,620
0.75%, 03/31/18	213,410	213,351,739
0.75%, 04/15/18	148,380	148,310,410
0.75%, 02/15/19	20,486	20,429,991
0.88%, 06/15/17	11,172	11,193,304
0.88%, 08/15/17	13,105	13,128,497
0.88%, 10/15/17	209,348	209,732,363
0.88%, 11/15/17	37,355	37,423,584
0.88%, 01/15/18	79,784	79,924,260
0.88%, 01/31/18	18,940	18,974,035
0.88%, 07/15/18	77,437	77,542,856
0.88%, 10/15/18	142,426	142,581,814
0.88%, 04/15/19	226,305	226,287,348
0.88%, 05/15/19	190,214	190,191,745
1.00%, 09/15/17	318,825	319,796,460
1.00%, 12/15/17	144,929	145,415,816
1.00%, 02/15/18	97,505	97,840,222
1.00%, 03/15/18	24,158	24,244,824
1.00%, 05/15/18	37,676	37,809,938
1.00%, 05/31/18	28,717	28,817,969
1.00%, 08/15/18	343,432	344,665,994
1.00%, 09/15/18	44,036	44,197,700
1.00%, 03/15/19	483,239	484,900,376
1.00%, 08/31/19	61,150	61,288,566
1.13%, 06/15/18	182,740	183,782,166
1.13%, 01/15/19	108,010	108,680,850
1.25%, 10/31/18	79,530	80,228,989
1.25%, 11/15/18	79,530	80,222,786
1.25%, 11/30/18	215,892	217,839,994
1.25%, 12/15/18	19,296	19,470,108
1.25%, 01/31/19	1,374	1,386,774
1.25%, 04/30/19	46,980	47,447,968
1.38%, 06/30/18	16,161	16,328,299
1.38%, 07/31/18	207,760	209,991,758
1.38%, 09/30/18	111,460	112,731,313

Security	Principal or Shares (000s)	Value
1.38%, 12/31/18	$140,988	$142,684,227
1.38%, 02/28/19	247,184	250,312,361
1.50%, 08/31/18	76,912	77,948,138
1.50%, 12/31/18	448,109	454,778,206
1.50%, 01/31/19	222,770	226,154,990
1.50%, 02/28/19	396,746	402,991,576
1.50%, 05/31/19	177,628	180,549,092
1.63%, 03/31/19	326,942	333,174,168
1.63%, 04/30/19	678,825	692,056,657
1.63%, 06/30/19	11,901	12,140,412
1.63%, 07/31/19	157,937	161,120,378
1.75%, 10/31/18	10,005	10,201,578
1.75%, 09/30/19	160,000	163,887,520
1.88%, 08/31/17	108,174	109,429,035
1.88%, 09/30/17	94,440	95,627,866
1.88%, 10/31/17	322,012	326,288,641
2.25%, 11/30/17	33,742	34,370,715
2.38%, 07/31/17	9,375	9,518,925
2.38%, 05/31/18	74,728	76,774,277
2.38%, 06/30/18	78,428	80,670,570
2.63%, 01/31/18	82,490	84,645,711
2.63%, 04/30/18	4,556	4,694,639
2.75%, 12/31/17	127,903	131,260,454
2.75%, 02/28/18	285,591	294,002,512
2.88%, 03/31/18	194,027	200,340,445
3.13%, 05/15/19	14,824	15,709,393
3.50%, 02/15/18	80,879	84,057,302
3.63%, 08/15/19	37,078	39,986,324
4.25%, 11/15/17	16,881	17,589,867
4.75%, 08/15/17	16,881	17,532,539

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,052,112,438)		10,062,132,541

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	61,972	61,971,581

		61,971,581

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,971,581)		61,971,581

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

August 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 98.85%
(Cost: $10,114,084,019)[c]	$10,124,104,122
Other Assets, Less Liabilities — 1.15%	117,797,006

NET ASSETS — 100.00%	$10,241,901,128

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $10,115,023,441. Net unrealized appreciation was $9,080,681, of which $12,136,700 represented gross unrealized appreciation on securities and $3,056,019 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$10,062,132,541	$—	$10,062,132,541
Money market funds	61,971,581	—	—	61,971,581

Total	$61,971,581	$10,062,132,541	$—	$10,124,104,122

See notes to financial statements.

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

August 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.86%
U.S. Treasury Note/Bond
1.00%, 08/31/19	$69,245	$69,401,909
1.00%, 09/30/19	28,400	28,456,573
1.13%, 12/31/19	59,998	60,269,851
1.13%, 03/31/20	19,270	19,334,728
1.13%, 04/30/20	100,395	100,700,903
1.25%, 01/31/20	26,480	26,692,052
1.25%, 02/29/20	214,055	215,727,198
1.38%, 01/31/20	84,974	86,009,663
1.38%, 02/29/20	60,349	61,075,059
1.38%, 03/31/20	73,698	74,573,164
1.38%, 05/31/20	164,871	166,732,229
1.38%, 08/31/20	78,683	79,497,122
1.38%, 09/30/20	18,256	18,439,984
1.38%, 01/31/21	35,071	35,388,511
1.38%, 04/30/21	7,790	7,857,555
1.38%, 06/30/23	62,731	62,517,940
1.38%, 08/31/23	8,516	8,479,407
1.50%, 11/30/19	68,620	69,764,582
1.50%, 01/31/22	145,071	146,742,653
1.50%, 02/28/23	70,663	71,088,109
1.50%, 03/31/23	18,468	18,569,001
1.63%, 08/31/19	98,058	100,065,149
1.63%, 12/31/19	127,315	129,940,872
1.63%, 06/30/20	24,720	25,222,113
1.63%, 07/31/20	36,837	37,586,707
1.63%, 11/15/22	265,229	269,269,499
1.63%, 04/30/23	36,377	36,851,205
1.63%, 05/31/23	2,249	2,278,167
1.75%, 09/30/19	11,122	11,392,231
1.75%, 10/31/20	17,244	17,673,082
1.75%, 02/28/22	118,171	121,046,809
1.75%, 03/31/22	10,650	10,904,599
1.75%, 05/15/22	254,534	260,738,266
1.75%, 09/30/22	4,845	4,955,718
1.75%, 01/31/23	4,748	4,850,751
1.75%, 05/15/23	333,824	340,969,836
1.88%, 06/30/20	6,150	6,334,500
1.88%, 11/30/21	134,989	139,249,523
1.88%, 05/31/22	2,760	2,845,278
1.88%, 08/31/22	266,494	274,582,626
1.88%, 10/31/22	23,874	24,593,013

Security	Principal or Shares (000s)	Value
2.00%, 07/31/20	$75,320	$77,923,812
2.00%, 09/30/20	45,545	47,124,865
2.00%, 11/30/20	251,727	260,556,873
2.00%, 02/28/21	15,860	16,435,029
2.00%, 05/31/21	76,802	79,658,113
2.00%, 08/31/21	49,516	51,382,506
2.00%, 10/31/21	51,230	53,161,115
2.00%, 07/31/22	22,880	23,742,462
2.00%, 11/30/22	10,220	10,600,460
2.00%, 02/15/23	4,424	4,589,900
2.13%, 08/31/20	214,687	223,165,419
2.13%, 01/31/21	149,260	155,398,991
2.13%, 06/30/21	22,704	23,690,216
2.13%, 08/15/21	186,198	194,271,359
2.13%, 09/30/21	48,231	50,341,106
2.13%, 12/31/22	9,282	9,693,889
2.25%, 04/30/21	776,028	813,555,938
2.25%, 07/31/21	16,632	17,456,448
2.38%, 12/31/20	77,170	81,151,916
2.63%, 08/15/20	49,358	52,252,008
2.63%, 11/15/20	197,474	209,429,928
2.75%, 11/15/23	59,060	64,366,187
2.75%, 02/15/24	249,206	271,994,643
3.13%, 05/15/21	22,704	24,703,904
3.50%, 05/15/20	184,909	201,225,196
3.63%, 02/15/20	20,787	22,620,476
3.63%, 02/15/21	9,862	10,909,068
8.13%, 05/15/21	9,957	13,125,347
8.75%, 05/15/20	14,308	18,309,776

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,260,950,703)		6,331,505,087

SHORT-TERM INVESTMENTS — 1.52%

MONEY MARKET FUNDS — 1.52%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	97,209	97,208,851

		97,208,851

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,208,851)		97,208,851

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

August 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $6,358,159,554)[c]	$6,428,713,938
Other Assets, Less Liabilities — (0.38)%	(24,327,276)

NET ASSETS — 100.00%	$6,404,386,662

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $6,359,529,938. Net unrealized appreciation was $69,184,000, of which $71,815,580 represented gross unrealized appreciation on securities and $2,631,580 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$6,331,505,087	$—	$6,331,505,087
Money market funds	97,208,851	—	—	97,208,851

Total	$97,208,851	$6,331,505,087	$—	$6,428,713,938

See notes to financial statements.

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

August 31, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.59%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$98,365	$97,738,710
1.63%, 02/15/26	629,513	632,070,283
2.00%, 02/15/25	702,399	728,463,910
2.00%, 08/15/25	835,244	865,847,761
2.13%, 05/15/25	855,068	895,550,653
2.25%, 11/15/24	758,717	801,631,551
2.25%, 11/15/25	1,540,302	1,629,951,668
2.38%, 08/15/24	1,473,450	1,569,799,836
2.50%, 05/15/24	1,239,768	1,332,072,877
2.75%, 02/15/24	402,195	438,974,049
6.13%, 11/15/27	14,733	21,513,053
6.88%, 08/15/25	15,609	22,683,046

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,822,411,009)		9,036,297,397

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	123,972	123,971,665

		123,971,665

TOTAL SHORT-TERM INVESTMENTS
(Cost: $123,971,665)		123,971,665

Value
TOTAL INVESTMENTS IN SECURITIES — 100.95%
(Cost: $8,946,382,674)[c]	$9,160,269,062
Other Assets, Less Liabilities — (0.95)%	(86,466,500)

NET ASSETS — 100.00%	$9,073,802,562

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $8,969,585,651. Net unrealized appreciation was $190,683,411, of which $213,942,085 represented gross unrealized appreciation on securities and $23,258,674 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$9,036,297,397	$—	$9,036,297,397
Money market funds	123,971,665	—	—	123,971,665

Total	$123,971,665	$9,036,297,397	$—	$9,160,269,062

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

August 31, 2016

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.41%
U.S. Treasury Note/Bond
6.75%, 08/15/26	$12,780	$18,954,136
6.50%, 11/15/26	19,787	29,017,504
6.63%, 02/15/27	17,347	25,799,306
6.38%, 08/15/27	12,054	17,821,535
6.13%, 11/15/27	58,882	85,978,472
5.50%, 08/15/28	29,630	41,945,841
5.25%, 11/15/28	43,503	60,659,217
5.25%, 02/15/29	58,893	82,442,889
6.13%, 08/15/29	60,266	91,274,271
6.25%, 05/15/30	56,791	88,349,307
5.38%, 02/15/31	58,660	86,225,624
4.50%, 02/15/36	92,780	132,639,123
2.00%, 08/15/25	5,485	5,685,976

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $756,336,561)		766,793,201

SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	12,039	12,039,200

		12,039,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,039,200)		12,039,200

Value
TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $768,375,761)[c]	$778,832,401
Other Assets, Less Liabilities — (0.97)%	(7,472,653)

NET ASSETS — 100.00%	$771,359,748

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $768,565,743. Net unrealized appreciation was $10,266,658, of which $11,116,125 represented gross unrealized appreciation on securities and $849,467 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$766,793,201	$—	$766,793,201
Money market funds	12,039,200	—	—	12,039,200

Total	$12,039,200	$766,793,201	$—	$778,832,401

See notes to financial statements.

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

August 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.06%
U.S. Treasury Note/Bond
2.25%, 08/15/46	$23,262	$23,351,954
2.50%, 02/15/45	663,008	700,198,243
2.50%, 02/15/46	23,646	24,984,728
2.50%, 05/15/46	23,083	24,431,001
2.75%, 08/15/42	226,776	252,226,501
2.75%, 11/15/42	471,246	523,487,971
2.88%, 05/15/43	482,401	548,127,568
2.88%, 08/15/45	339,999	386,669,075
3.00%, 05/15/42	92,368	107,420,539
3.00%, 11/15/44	343,612	399,985,672
3.00%, 05/15/45	361,240	420,562,588
3.00%, 11/15/45	228,312	266,063,846
3.13%, 11/15/41	78,707	93,467,632
3.13%, 02/15/42	1,898	2,256,678
3.13%, 02/15/43	328,664	390,711,910
3.13%, 08/15/44	524,932	625,305,130
3.38%, 05/15/44	470,674	586,154,932
3.50%, 02/15/39	5,714	7,204,296
3.63%, 08/15/43	307,984	400,042,006
3.63%, 02/15/44	136,828	177,784,897
3.75%, 08/15/41	7,801	10,219,961
3.75%, 11/15/43	95,714	127,112,558
3.88%, 08/15/40	199,556	265,355,267
4.25%, 05/15/39	77,453	108,065,199
4.25%, 11/15/40	278,130	390,175,086
4.38%, 02/15/38	63,293	89,836,502
4.38%, 11/15/39	83,888	119,149,920

Security	Principal or Shares (000s)	Value
4.38%, 05/15/40	$129,142	$183,744,360
4.50%, 02/15/36	17,924	25,624,741
4.50%, 05/15/38	41,935	60,573,281
4.63%, 02/15/40	220,947	324,627,707
4.75%, 02/15/41	708	1,063,568
5.00%, 05/15/37	88,774	135,346,249

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,453,604,964)		7,801,331,566

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[a,b]	89,343	89,343,478

		89,343,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $89,343,478)		89,343,478

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $7,542,948,442)[c]		7,890,675,044
Other Assets, Less Liabilities — (0.19)%		(15,122,332)

NET ASSETS — 100.00%		$7,875,552,712

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $7,564,631,447. Net unrealized appreciation was $326,043,597, of which $348,028,938 represented gross unrealized appreciation on securities and $21,985,341 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government obligations	$—	$7,801,331,566	$—	$7,801,331,566
Money market funds	89,343,478	—	—	89,343,478

Total	$89,343,478	$7,801,331,566	$—	$7,890,675,044

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2016

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,247,225,314	$10,052,112,438	$6,260,950,703
Affiliated (Note 2)	108,816,424	61,971,581	97,208,851

Total cost of investments	$4,356,041,738	$10,114,084,019	$6,358,159,554

Investments in securities, at fair value (Note 1):
Unaffiliated	$4,247,284,736	$10,062,132,541	$6,331,505,087
Affiliated (Note 2)	108,816,424	61,971,581	97,208,851

Total fair value of investments	4,356,101,160	10,124,104,122	6,428,713,938
Receivables:
Investment securities sold	13,891,957	688,375,548	165,096,892
Interest	8,765,278	30,476,373	24,002,113

Total Assets	4,378,758,395	10,842,956,043	6,617,812,943

LIABILITIES
Payables:
Investment securities purchased	967,773,118	599,749,736	212,613,392
Investment advisory fees (Note 2)	428,486	1,305,179	812,889

Total Liabilities	968,201,604	601,054,915	213,426,281

NET ASSETS	$3,410,556,791	$10,241,901,128	$6,404,386,662

Net assets consist of:
Paid-in capital	$3,407,617,553	$10,217,582,321	$6,315,402,070
Undistributed net investment income	2,185,471	6,638,418	5,765,244
Undistributed net realized gain	694,345	7,660,286	12,664,964
Net unrealized appreciation	59,422	10,020,103	70,554,384

NET ASSETS	$3,410,556,791	$10,241,901,128	$6,404,386,662

Shares outstanding[a]	30,900,000	120,500,000	50,700,000

Net asset value per share	$110.37	$85.00	$126.32

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2016

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,822,411,009	$756,336,561	$7,453,604,964
Affiliated (Note 2)	123,971,665	12,039,200	89,343,478

Total cost of investments	$8,946,382,674	$768,375,761	$7,542,948,442

Investments in securities, at fair value (Note 1):
Unaffiliated	$9,036,297,397	$766,793,201	$7,801,331,566
Affiliated (Note 2)	123,971,665	12,039,200	89,343,478

Total fair value of investments	9,160,269,062	778,832,401	7,890,675,044
Receivables:
Investment securities sold	287,431,285	1,486,749	20,699,921
Interest	34,293,732	4,039,812	37,396,265

Total Assets	9,481,994,079	784,358,962	7,948,771,230

LIABILITIES
Payables:
Investment securities purchased	406,010,158	12,897,147	69,176,572
Capital shares redeemed	1,005,156	—	3,003,550
Investment advisory fees (Note 2)	1,176,203	102,067	1,038,396

Total Liabilities	408,191,517	12,999,214	73,218,518

NET ASSETS	$9,073,802,562	$771,359,748	$7,875,552,712

Net assets consist of:
Paid-in capital	$8,797,840,929	$731,487,638	$7,198,275,812
Undistributed net investment income	12,240,738	903,659	16,162,706
Undistributed net realized gain	49,834,507	28,511,811	313,387,592
Net unrealized appreciation	213,886,388	10,456,640	347,726,602

NET ASSETS	$9,073,802,562	$771,359,748	$7,875,552,712

Shares outstanding[a]	81,100,000	5,300,000	56,300,000

Net asset value per share	$111.88	$145.54	$139.89

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2016

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$55,659	$22,192	$115,702
Interest — unaffiliated	8,430,623	45,496,315	43,425,039
Securities lending income — affiliated — net (Note 2)	39,458	42,630	484,423

Total investment income	8,525,740	45,561,137	44,025,164

EXPENSES
Investment advisory fees (Note 2)	2,764,333	8,008,548	4,558,435

Total expenses	2,764,333	8,008,548	4,558,435

Net investment income	5,761,407	37,552,589	39,466,729

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(109,153)	(535,141)	8,458,822
In-kind redemptions — unaffiliated	879,785	13,023,203	32,894,597

Net realized gain	770,632	12,488,062	41,353,419

Net change in unrealized appreciation/depreciation	1,169,111	(7,825,306)	(16,381,075)

Net realized and unrealized gain	1,939,743	4,662,756	24,972,344

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,701,150	$42,215,345	$64,439,073

See notes to financial statements.

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2016

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$52,732	$13,286	$114,654
Interest — unaffiliated	91,523,897	8,618,432	109,879,632
Securities lending income — affiliated — net (Note 2)	255,568	198,463	941,473

Total investment income	91,832,197	8,830,181	110,935,759

EXPENSES
Investment advisory fees (Note 2)	7,347,080	661,627	6,720,173

Total expenses	7,347,080	661,627	6,720,173

Net investment income	84,485,117	8,168,554	104,215,586

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	18,354,903	871,712	(1,273,327)
In-kind redemptions — unaffiliated	131,382,180	29,417,753	428,500,752

Net realized gain	149,737,083	30,289,465	427,227,425

Net change in unrealized appreciation/depreciation	(36,613,680)	(5,038,990)	183,827,817

Net realized and unrealized gain	113,123,403	25,250,475	611,055,242

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,608,520	$33,419,029	$715,270,828

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,761,407	$2,828,992	$37,552,589	$62,837,844
Net realized gain	770,632	765,560	12,488,062	12,843,455
Net change in unrealized appreciation/depreciation	1,169,111	(424,793)	(7,825,306)	11,469,393

Net increase in net assets resulting from operations	7,701,150	3,169,759	42,215,345	87,150,692

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,898,844)	(1,515,512)	(37,896,638)	(58,888,270)

Total distributions to shareholders	(4,898,844)	(1,515,512)	(37,896,638)	(58,888,270)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,424,141,588	5,513,980,984	1,472,139,568	11,302,414,284
Cost of shares redeemed	(3,883,661,311)	(5,084,247,481)	(4,110,138,630)	(6,272,809,881)

Net increase (decrease) in net assets from capital share transactions	(2,459,519,723)	429,733,503	(2,637,999,062)	5,029,604,403

INCREASE (DECREASE) IN NET ASSETS	(2,456,717,417)	431,387,750	(2,633,680,355)	5,057,866,825

NET ASSETS
Beginning of period	5,867,274,208	5,435,886,458	12,875,581,483	7,817,714,658

End of period	$3,410,556,791	$5,867,274,208	$10,241,901,128	$12,875,581,483

Undistributed net investment income included in net assets at end of period	$2,185,471	$1,322,908	$6,638,418	$6,982,467

SHARES ISSUED AND REDEEMED
Shares sold	12,900,000	50,000,000	17,300,000	133,300,000
Shares redeemed	(35,200,000)	(46,100,000)	(48,400,000)	(74,000,000)

Net increase (decrease) in shares outstanding	(22,300,000)	3,900,000	(31,100,000)	59,300,000

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$39,466,729	$72,622,434	$84,485,117	$144,764,423
Net realized gain	41,353,419	30,115,278	149,737,083	64,207,480
Net change in unrealized appreciation/depreciation	(16,381,075)	80,751,666	(36,613,680)	174,260,579

Net increase in net assets resulting from operations	64,439,073	183,489,378	197,608,520	383,232,482

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,178,311)	(71,709,852)	(86,013,288)	(142,868,935)

Total distributions to shareholders	(40,178,311)	(71,709,852)	(86,013,288)	(142,868,935)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,173,205,210	4,005,830,714	2,279,969,614	8,717,019,132
Cost of shares redeemed	(1,520,729,492)	(2,348,073,942)	(3,705,698,575)	(5,939,377,011)

Net increase (decrease) in net assets from capital share transactions	(347,524,282)	1,657,756,772	(1,425,728,961)	2,777,642,121

INCREASE (DECREASE) IN NET ASSETS	(323,263,520)	1,769,536,298	(1,314,133,729)	3,018,005,668

NET ASSETS
Beginning of period	6,727,650,182	4,958,113,884	10,387,936,291	7,369,930,623

End of period	$6,404,386,662	$6,727,650,182	$9,073,802,562	$10,387,936,291

Undistributed net investment income included in net assets at end of period	$5,765,244	$6,476,826	$12,240,738	$13,768,909

SHARES ISSUED AND REDEEMED
Shares sold	9,300,000	32,300,000	20,500,000	81,100,000
Shares redeemed	(12,100,000)	(19,000,000)	(33,400,000)	(55,600,000)

Net increase (decrease) in shares outstanding	(2,800,000)	13,300,000	(12,900,000)	25,500,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,168,554	$10,033,178	$104,215,586	$156,119,729
Net realized gain	30,289,465	4,007,016	427,227,425	135,030,358
Net change in unrealized appreciation/depreciation	(5,038,990)	11,673,153	183,827,817	(5,002,927)

Net increase in net assets resulting from operations	33,419,029	25,713,347	715,270,828	286,147,160

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,255,836)	(9,733,361)	(105,430,321)	(152,884,403)

Total distributions to shareholders	(8,255,836)	(9,733,361)	(105,430,321)	(152,884,403)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	562,873,251	622,107,276	5,446,109,737	14,750,324,141
Cost of shares redeemed	(693,121,687)	(215,257,755)	(7,805,130,707)	(12,853,126,092)

Net increase (decrease) in net assets from capital share transactions	(130,248,436)	406,849,521	(2,359,020,970)	1,897,198,049

INCREASE (DECREASE) IN NET ASSETS	(105,085,243)	422,829,507	(1,749,180,463)	2,030,460,806

NET ASSETS
Beginning of period	876,444,991	453,615,484	9,624,733,175	7,594,272,369

End of period	$771,359,748	$876,444,991	$7,875,552,712	$9,624,733,175

Undistributed net investment income included in net assets at end of period	$903,659	$990,941	$16,162,706	$17,377,441

SHARES ISSUED AND REDEEMED
Shares sold	3,900,000	4,500,000	40,900,000	119,200,000
Shares redeemed	(4,800,000)	(1,600,000)	(58,200,000)	(104,300,000)

Net increase (decrease) in shares outstanding	(900,000)	2,900,000	(17,300,000)	14,900,000

See notes to financial statements.

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$110.29	$110.26	$110.23	$110.21	$110.18	$110.21

Income from investment operations:
Net investment income[a]	0.17	0.09	0.00 [b]	0.00 [b]	0.01	0.06
Net realized and unrealized gain (loss)[c]	0.05	(0.02)	0.03	0.02	0.03	(0.02)

Total from investment operations	0.22	0.07	0.03	0.02	0.04	0.04

Less distributions from:
Net investment income	(0.14)	(0.04)	(0.00)[b]	(0.00)[b]	(0.01)	(0.07)

Total distributions	(0.14)	(0.04)	(0.00)[b]	(0.00)[b]	(0.01)	(0.07)

Net asset value, end of period	$110.37	$110.29	$110.26	$110.23	$110.21	$110.18

Total return	0.21%[d]	0.07%	0.03%	0.02%	0.04%	0.04%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,410,557	$5,867,274	$5,435,886	$2,623,515	$3,008,844	$2,435,051
Ratio of expenses to average net assets[e]	0.15%	0.13%	0.08%	0.12%	0.14%	0.14%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	0.31%	0.08%	0.00%[f]	0.00%[f]	0.01%	0.05%
Portfolio turnover rate[g]	80%	0%	1%	97%	95%	186%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Rounds to less than 0.01%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$84.93	$84.70	$84.55	$84.46	$84.40	$83.93

Income from investment operations:
Net investment income[a]	0.30	0.49	0.33	0.23	0.29	0.61
Net realized and unrealized gain[b]	0.07	0.21	0.14	0.08	0.07	0.51

Total from investment operations	0.37	0.70	0.47	0.31	0.36	1.12

Less distributions from:
Net investment income	(0.30)	(0.47)	(0.32)	(0.22)	(0.30)	(0.65)

Total distributions	(0.30)	(0.47)	(0.32)	(0.22)	(0.30)	(0.65)

Net asset value, end of period	$85.00	$84.93	$84.70	$84.55	$84.46	$84.40

Total return	0.42%[c]	0.83%	0.55%	0.37%	0.43%	1.34%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,241,901	$12,875,581	$7,817,715	$11,752,875	$7,457,820	$10,651,727
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	0.70%	0.58%	0.39%	0.27%	0.34%	0.72%
Portfolio turnover rate[e]	35%	76%	122%	136%	104%	72%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$125.75	$123.34	$121.64	$123.38	$121.93	$114.65

Income from investment operations:
Net investment income[a]	0.82	1.72	1.61	1.07	0.95	1.89
Net realized and unrealized gain (loss)[b]	0.58	2.40	1.63	(1.84)	1.51	7.37

Total from investment operations	1.40	4.12	3.24	(0.77)	2.46	9.26

Less distributions from:
Net investment income	(0.83)	(1.71)	(1.54)	(0.97)	(1.01)	(1.98)

Total distributions	(0.83)	(1.71)	(1.54)	(0.97)	(1.01)	(1.98)

Net asset value, end of period	$126.32	$125.75	$123.34	$121.64	$123.38	$121.93

Total return	1.11%[c]	3.38%	2.68%	(0.62)%	2.02%	8.14%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,404,387	$6,727,650	$4,958,114	$6,313,349	$2,134,459	$2,255,765
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.30%	1.39%	1.32%	0.88%	0.77%	1.57%
Portfolio turnover rate[e]	21%	41%	58%	57%	51%	38%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$110.51	$107.59	$102.44	$107.09	$105.16	$93.41

Income from investment operations:
Net investment income[a]	0.96	2.00	2.21	1.84	1.82	2.57
Net realized and unrealized gain (loss)[b]	1.38	2.91	5.12	(4.69)	1.98	11.83

Total from investment operations	2.34	4.91	7.33	(2.85)	3.80	14.40

Less distributions from:
Net investment income	(0.97)	(1.99)	(2.18)	(1.80)	(1.87)	(2.65)

Total distributions	(0.97)	(1.99)	(2.18)	(1.80)	(1.87)	(2.65)

Net asset value, end of period	$111.88	$110.51	$107.59	$102.44	$107.09	$105.16

Total return	2.14%[c]	4.65%	7.24%	(2.66)%	3.63%	15.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,073,803	$10,387,936	$7,369,931	$4,271,899	$4,358,596	$4,637,412
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.72%	1.87%	2.11%	1.78%	1.70%	2.55%
Portfolio turnover rate[e]	41%	56%	142%	116%	47%	65%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$141.36	$137.46	$126.25	$133.49	$131.57	$112.29

Income from investment operations:
Net investment income[a]	1.34	2.85	2.94	2.77	2.89	3.61
Net realized and unrealized gain (loss)[b]	4.16	3.89	11.14	(7.08)	1.96	19.32

Total from investment operations	5.50	6.74	14.08	(4.31)	4.85	22.93

Less distributions from:
Net investment income	(1.32)	(2.84)	(2.87)	(2.93)	(2.93)	(3.65)

Total distributions	(1.32)	(2.84)	(2.87)	(2.93)	(2.93)	(3.65)

Net asset value, end of period	$145.54	$141.36	$137.46	$126.25	$133.49	$131.57

Total return	3.92%[c]	5.01%	11.28%	(3.22)%	3.69%	20.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$771,360	$876,445	$453,615	$239,870	$427,173	$513,126
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.85%	2.09%	2.23%	2.16%	2.14%	2.87%
Portfolio turnover rate[e]	7%	37%	9%	19%	12%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$130.77	$129.37	$108.52	$118.41	$117.76	$92.45

Income from investment operations:
Net investment income[a]	1.57	3.15	3.38	3.29	3.22	3.71
Net realized and unrealized gain (loss)[b]	9.11	1.36	20.84	(9.85)	0.65	25.57

Total from investment operations	10.68	4.51	24.22	(6.56)	3.87	29.28

Less distributions from:
Net investment income	(1.56)	(3.11)	(3.37)	(3.33)	(3.22)	(3.97)

Total distributions	(1.56)	(3.11)	(3.37)	(3.33)	(3.22)	(3.97)

Net asset value, end of period	$139.89	$130.77	$129.37	$108.52	$118.41	$117.76

Total return	8.24%[c]	3.67%	22.69%	(5.52)%	3.24%	32.32%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,875,553	$9,624,733	$7,594,272	$3,146,985	$3,197,007	$3,038,265
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.33%	2.54%	2.83%	3.00%	2.64%	3.50%
Portfolio turnover rate[e]	13%	37%	32%	33%	19%	26%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. The Funds may be exposed to additional risk from reinvesting the cash collateral in money market funds that do not maintain a fixed NAV per share of $1.00.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Short Treasury Bond	$15,949
1-3 Year Treasury Bond	14,650
3-7 Year Treasury Bond	206,665
7-10 Year Treasury Bond	107,099
10-20 Year Treasury Bond	84,595
20+ Year Treasury Bond	390,807

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Short Treasury Bond	$2,058,622,068	$—
1-3 Year Treasury Bond	667,252,730	2,030,073,933
3-7 Year Treasury Bond	465,144,188	758,531,664
7-10 Year Treasury Bond	—	514,632,313
10-20 Year Treasury Bond	19,020,546	—
20+ Year Treasury Bond	—	33,437,222

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2016 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
Short Treasury Bond	$235,653,906	$127,990,411
1-3 Year Treasury Bond	3,803,986,704	3,831,216,330
3-7 Year Treasury Bond	1,250,892,743	1,279,861,861
7-10 Year Treasury Bond	3,971,210,344	4,057,808,824
10-20 Year Treasury Bond	77,422,706	61,616,305
20+ Year Treasury Bond	1,187,592,896	1,129,934,205

In-kind transactions (see Note 4) for the six months ended August 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$1,374,242,773	$3,826,084,780
1-3 Year Treasury Bond	1,459,909,903	4,078,712,653
3-7 Year Treasury Bond	1,114,972,593	1,459,012,644
7-10 Year Treasury Bond	2,257,124,287	3,675,976,072
10-20 Year Treasury Bond	551,852,826	679,645,253
20+ Year Treasury Bond	5,357,608,853	7,673,933,515

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be directly and/or indirectly subject to a greater risk of price losses if interest rates rise.

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2016, the Funds’ fiscal year-end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
Short Treasury Bond	$24,624	$–	$–	$–	$24,624
1-3 Year Treasury Bond	539,889	–	–	–	539,889
3-7 Year Treasury Bond	27,316,841	–	–	1,230	27,318,071
7-10 Year Treasury Bond	72,949,942	–	–	–	72,949,942
10-20 Year Treasury Bond	1,473,890	–	58,200	55,582	1,587,672
20+ Year Treasury Bond	81,850,799	1,159,235	9,146,794	–	92,156,828

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Short Treasury Bond ETF and iShares 3-7 Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	41

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares 1-3 Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s Peer Group contained only four comparison funds identified by Broadridge, excluding iShares funds.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® TRUST

services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
3-7 Year Treasury Bond	$0.806546	$—	$0.019267	$0.825813	98%	—%	2%	100%
7-10 Year Treasury Bond	0.959654	—	0.006485	0.966139	99	—	1	100
10-20 Year Treasury Bond	1.286983	—	0.034385	1.321368	97	—	3	100
20+ Year Treasury Bond	1.559554	—	—	1.559554	100	—	—	100

SUPPLEMENTAL INFORMATION	51

Notes:

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Interactive Data, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-201-0816

AUGUST 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares California Muni Bond ETF | CMF | NYSE Arca
➢	iShares National Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York Muni Bond ETF | NYF | NYSE Arca

Fund Performance Overview

iSHARES® CALIFORNIA MUNI BOND ETF

Performance as of August 31, 2016

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 3.22%, net of fees, while the total return for the Index was 3.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.66%	6.99%	6.92%	6.66%	6.99%	6.92%
5 Years	5.29%	5.36%	5.46%	29.42%	29.80%	30.47%
Since Inception	5.16%	5.18%	5.22%	56.52%	56.86%	57.39%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,032.20	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	9.19%
AA+	14.71
AA	19.97
AA-	45.21
A+	6.57
A	0.18
A-	0.17
BBB+	0.38
BBB-	0.72
Not Rated	2.90

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/16

Security	Percentage of Total Investments [2]

State of California GO, 6.00%, 04/01/38	0.88%
State of California GO, 5.00%, 04/01/38	0.83
State of California GO, 5.50%, 11/01/39	0.79
State of California GO, 5.00%, 07/01/20	0.78
State of California GO, 5.00%, 10/01/41	0.69

TOTAL	3.97%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NATIONAL MUNI BOND ETF

Performance as of August 31, 2016

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 3.06%, net of fees, while the total return for the Index was 3.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.56%	6.81%	6.92%	6.56%	6.81%	6.92%
5 Years	4.32%	4.04%	4.57%	23.53%	21.90%	25.01%
Since Inception	4.59%	4.59%	4.74%	49.64%	49.64%	51.52%

The inception date of the Fund was 9/7/07. The first day of secondary market trading was 9/10/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,030.60	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	23.80%
AA+	16.98
AA	17.41
AA-	24.12
A+	4.68
A	3.77
A-	3.83
BBB+	1.34
BBB	0.27
BBB-	0.20
Not Rated	3.60

TOTAL	100.00%

TEN LARGEST STATES

As of 8/31/16

State	Percentage of Total Investments [2]

California	23.16%
New York	21.05
Texas	9.61
Massachusetts	4.95
New Jersey	3.98
Florida	3.56
Washington	3.42
Pennsylvania	3.31
Georgia	3.04
Illinois	2.87

TOTAL	78.95%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

Performance as of August 31, 2016

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 0.37%, net of fees, while the total return for the Index was 0.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.32%	1.56%	1.64%	1.32%	1.56%	1.64%
5 Years	0.83%	0.91%	1.14%	4.21%	4.62%	5.81%
Since Inception	1.78%	1.79%	2.09%	14.81%	14.86%	17.60%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.70	$1.26	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	31.16%
AA+	18.12
AA	20.83
AA-	17.93
A+	2.34
A	2.07
A-	3.74
BBB+	0.77
BBB	0.04
Not Rated	3.00

TOTAL	100.00%

TEN LARGEST STATES

As of 8/31/16

State	Percentage of Total Investments [2]

California	20.17%
New York	15.55
Texas	7.73
Massachusetts	6.58
Maryland	4.30
Georgia	4.27
Washington	3.75
New Jersey	3.73
Pennsylvania	3.43
North Carolina	3.42

TOTAL	72.93%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NEW YORK MUNI BOND ETF

Performance as of August 31, 2016

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 2.86%, net of fees, while the total return for the Index was 3.08%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.26%	6.91%	6.69%	6.26%	6.91%	6.69%
5 Years	4.46%	4.51%	4.67%	24.39%	24.65%	25.66%
Since Inception	4.65%	4.66%	4.89%	49.99%	50.11%	53.01%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.60	$1.28	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	38.84%
AA+	12.54
AA	17.69
AA-	18.86
A+	1.38
A	3.03
A-	3.81
BBB	0.38
BBB-	0.40
Not Rated	3.07

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/16

Security	Percentage of Total Investments [2]

State of New York GO, 4.50%, 02/01/17	1.31%
New York State Thruway Authority RB, 5.00%, 05/01/19	1.23
Sales Tax Asset Receivable Corp. RB, 5.00%, 10/15/28	0.91
Hudson Yards Infrastructure Corp. RB, 5.00%, 02/15/47	0.91
Metropolitan Transportation Authority RB, 5.00%, 11/15/56	0.84

TOTAL	5.20%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2016 and held through August 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 100.05%

CALIFORNIA — 100.05%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	$200	$192,902
Series B
0.00%, 08/01/46	(PR 08/01/21)	580	91,878
Alameda Corridor Transportation Authority RB
0.00%, 10/01/17	(ETM) (AMBAC)	55	54,600
0.00%, 10/01/17	(AMBAC)	15	14,836
Series B
5.00%, 10/01/35	(Call 10/01/26)	2,000	2,445,160
5.00%, 10/01/36	(Call 10/01/26)	600	736,554
Alameda County Joint Powers Authority RB
5.00%, 12/01/34	(Call 12/01/17) (AGM)	250	263,355
Alameda County Transportation Commission
4.00%, 03/01/22		535	622,521
Anaheim Public Financing Authority RB
4.50%, 10/01/37	(Call 04/01/17) (NPFGC)	625	638,319
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/03/16)	1,045	1,045,408
Series B
1.50%, 04/01/47	(Call 10/01/17)	2,230	2,245,342
Series C
1.88%, 04/01/47	(Call 10/01/18)	1,875	1,915,181
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	250,990
Series E
2.00%, 04/01/34	(Call 10/01/20)	1,000	1,036,050
Series F
5.00%, 04/01/31	(PR 04/01/17)	780	800,506
Series F-1
4.00%, 04/01/18		1,300	1,370,499
5.00%, 04/01/17		465	477,378

Security		Principal (000s)	Value
5.00%, 04/01/21		$205	$243,468
5.00%, 04/01/25	(PR 04/01/19)	380	422,693
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,214,570
5.00%, 04/01/28	(Call 04/01/22)	200	242,794
5.00%, 04/01/28	(PR 04/01/19)	375	417,131
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,623,213
5.00%, 04/01/34	(PR 04/01/19)	1,475	1,640,716
5.00%, 04/01/39	(PR 04/01/18)	1,150	1,230,086
5.00%, 04/01/54	(Call 04/01/24)	2,125	2,517,254
5.13%, 04/01/39	(PR 04/01/19)	1,000	1,115,540
5.13%, 04/01/47	(PR 04/01/18)	225	241,112
5.25%, 04/01/27	(PR 04/01/19)	120	134,249
5.50%, 04/01/43	(PR 04/01/18)	1,620	1,745,566
Series F-2
4.00%, 04/01/20		500	557,625
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	793,878
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	607,210
5.00%, 04/01/43	(Call 04/01/23)	1,750	2,111,847
5.25%, 04/01/48	(Call 04/01/23)	250	305,923
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,210,670
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	1,825	2,187,664
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	423,098
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	1,000	1,204,505
5.00%, 10/01/49	(Call 04/01/26)	250	308,420
5.25%, 04/01/40		175	261,968
Series U-3
5.00%, 06/01/43		1,140	1,693,447
Series U-5
5.00%, 05/01/21		1,380	1,646,368
Series U-6
5.00%, 05/01/45		2,010	3,023,140
Series U-7
5.00%, 06/01/46		1,150	1,741,261

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21		$500	$603,425
5.00%, 07/01/23	(ETM) (AGM)	250	313,828
5.00%, 10/01/23		500	631,845
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	1,072,359
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,370	1,857,802
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	1,003,484
Series A
4.00%, 10/01/45	(Call 10/01/26)	500	566,475
Series D
0.59%, 12/01/16	(Call 08/31/16)	3,450	3,450,000
Series E
0.55%, 09/01/38	(Call 08/31/16)	2,700	2,700,000
California Municipal Finance Authority RB
0.56%, 11/01/35	(Call 09/01/16)	1,800	1,800,000
California State Public Works Board RB
6.00%, 11/01/34	(PR 11/01/19)	360	419,602
Series A
5.00%, 12/01/19	(AMBAC)	210	224,876
5.00%, 04/01/20		350	402,157
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,207,620
5.00%, 04/01/26	(Call 04/01/22)	225	270,131
5.00%, 09/01/29	(Call 09/01/24)	300	370,977
5.00%, 04/01/32	(Call 04/01/22)	405	478,264
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,229,070
5.00%, 04/01/34	(Call 04/01/22)	510	601,361
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,220,770
5.00%, 04/01/37	(Call 04/01/22)	610	717,140
5.00%, 03/01/38	(Call 03/01/23)	610	729,237
5.00%, 09/01/39	(Call 09/01/24)	500	605,860
Series C
4.00%, 10/01/20		270	304,349
Series D
4.00%, 09/01/17		1,000	1,034,730
5.00%, 06/01/27	(Call 06/01/23)	340	415,422
5.00%, 12/01/27	(Call 12/01/21)	975	1,163,497
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,187,160

Security		Principal (000s)	Value
Series E
5.00%, 06/01/28	(Call 06/01/23)	$895	$1,091,721
5.00%, 04/01/34	(PR 04/01/19)	370	411,266
Series F
5.00%, 05/01/18		300	321,648
5.00%, 05/01/19		500	556,510
5.00%, 09/01/20		375	436,609
5.00%, 05/01/23		2,000	2,480,720
5.00%, 05/01/28	(Call 05/01/25)	350	439,071
Series G
5.00%, 01/01/21		2,250	2,645,370
5.00%, 12/01/31	(PR 12/01/21)	500	604,500
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,193,040
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	112,970
5.13%, 10/01/22	(Call 10/01/19)	275	311,625
5.25%, 10/01/23	(Call 10/01/19)	105	119,348
Series I
5.00%, 11/01/38	(Call 11/01/23)	2,000	2,428,460
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	780	908,762
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	204,061
4.00%, 11/01/37	(Call 05/01/26)	455	516,202
4.00%, 11/01/38	(Call 05/01/26)	210	238,829
4.00%, 11/01/45	(Call 05/01/26)	1,085	1,222,969
5.00%, 11/01/23		1,000	1,263,960
5.00%, 11/01/24	(Call 11/01/21)	750	891,930
5.00%, 11/01/27	(Call 11/01/24)	400	509,688
5.00%, 11/01/29	(Call 05/01/26)	300	387,075
5.00%, 11/01/30	(Call 11/01/25)	1,000	1,279,970
5.00%, 11/01/32	(Call 05/01/26)	2,490	3,166,135
5.00%, 11/01/33	(Call 11/01/24)	1,000	1,245,440
5.00%, 11/01/33	(Call 11/01/25)	500	631,260
5.00%, 11/01/33	(PR 05/01/18) (AGM)	960	1,029,830
5.00%, 11/01/33	(Call 05/01/18) (AGM)	25	26,861
5.00%, 11/01/35	(Call 11/01/25)	1,325	1,660,159
5.00%, 11/01/37	(Call 11/01/21)	2,410	2,844,427
5.00%, 11/01/37	(Call 11/01/22)	325	391,151
5.00%, 11/01/39	(Call 11/01/24)	500	612,065

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 11/01/39	(PR 05/01/18) (AGM)	$845	$906,465
5.00%, 11/01/39	(Call 05/01/18) (AGM)	10	10,723
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,574,780
5.00%, 11/01/45	(Call 05/01/26)	665	827,639
5.00%, 11/01/47	(Call 11/01/25)	1,200	1,483,500
5.25%, 11/01/34	(PR 05/01/19)	250	281,155
Series B-2
4.00%, 11/01/49	(Call 05/01/21)	200	226,916
Series B-3
4.00%, 11/01/51	(Call 05/01/23)	200	233,574
California Statewide Communities Development Authority RB
5.00%, 05/15/40	(Call 05/15/26)	250	303,078
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	250	278,298
5.00%, 08/01/39	(Call 08/01/24)	500	608,905
Chabot-Las Positas Community College District GO
4.00%, 08/01/33	(Call 08/01/26)	1,000	1,150,910
4.00%, 08/01/34	(Call 08/01/26)	1,000	1,147,090
5.00%, 08/01/31	(Call 08/01/23)	300	359,148
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	500	553,800
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	293,969
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	262,413
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	441,324
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		500	539,670
5.00%, 06/15/19		320	358,906

Security		Principal (000s)	Value
5.00%, 06/15/20		$500	$580,335
5.00%, 06/15/21		150	179,595
5.00%, 06/15/26	(Call 06/15/23)	500	623,345
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		2,300	2,519,397
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		630	711,018
5.00%, 09/01/20		500	583,365
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		495	553,831
5.00%, 06/01/20		625	723,956
5.00%, 06/01/35	(Call 06/01/23)	2,450	2,973,908
5.00%, 06/01/43	(Call 06/01/23)	500	603,020
Series B
5.00%, 06/01/22		250	306,213
5.00%, 06/01/23		235	294,652
5.00%, 06/01/30	(Call 06/01/22)	170	206,217
5.00%, 06/01/32	(Call 06/01/22)	500	603,735
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26	(Call 05/15/20)	500	574,550
5.00%, 05/15/27	(Call 05/15/20)	245	281,336
5.00%, 05/15/28	(Call 05/15/20)	800	917,696
5.00%, 05/15/32	(Call 05/15/20)	1,490	1,713,858
5.00%, 05/15/40	(Call 05/15/20)	2,490	2,828,914
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	598,495
Series C
5.00%, 05/15/38	(Call 05/15/25)	250	305,398
Series D
5.00%, 05/15/40	(Call 05/15/20)	500	568,055
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42	(Call 09/01/23)	380	460,754
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	451,122
5.00%, 11/01/25	(Call 05/01/25)	200	258,912

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 11/01/32	(Call 05/01/25)	$1,000	$1,245,710
5.00%, 11/01/32	(Call 05/01/22)	895	1,081,142
5.00%, 11/01/36	(Call 05/01/25)	800	982,936
Series A
4.00%, 11/01/41	(Call 05/01/22)	720	782,266
5.00%, 11/01/30	(Call 11/01/21)	500	596,745
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,201,900
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,177,530
5.00%, 11/01/43	(Call 05/01/22)	500	591,645
Series F
5.00%, 11/01/25	(Call 11/01/20)	1,175	1,371,201
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	244,968
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21	(PR 08/01/19)	125	136,708
5.13%, 08/01/21	(Call 08/01/19)	300	334,071
City of Vista CA COP
5.00%, 05/01/37	(PR 05/01/17) (NPFGC)	285	293,524
Clovis Unified School District GO
Series D
4.00%, 08/01/40	(Call 08/01/25)	250	279,803
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	500	256,205
5.00%, 08/01/29	(Call 08/01/25)	500	639,305
5.00%, 08/01/31	(Call 08/01/25)	500	632,665
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	553,720
5.00%, 08/01/38	(Call 08/01/23)	860	1,042,569
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	1,480	1,803,883
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	279,445
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/28	(Call 07/01/19)	125	138,654

Security		Principal (000s)	Value
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	$250	$283,223
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	546,595
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	272,658
Series A
5.00%, 08/01/34	(Call 08/01/19)	1,425	1,605,020
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	300,685
Desert Community College District GO
5.00%, 08/01/37	(Call 02/01/26)	1,500	1,861,200
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	204,950
5.00%, 08/01/37	(PR 08/01/17) (AGM)	500	520,685
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		500	640,910
Series A
5.00%, 06/01/28	(Call 06/01/20)	500	573,955
5.00%, 06/01/29	(Call 06/01/25)	300	382,104
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,884,180
5.00%, 06/01/35	(Call 06/01/25)	500	621,205
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	1,080	1,116,666
Series A-1
0.56%, 06/01/38	(Call 08/31/16)	700	700,000
Series B
5.00%, 06/01/17		735	759,931
5.00%, 06/01/19		350	391,801
5.00%, 06/01/20		535	620,135
5.00%, 06/01/21		350	418,555
5.00%, 06/01/23		1,315	1,649,930
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	204,657
5.00%, 07/01/33	(Call 07/01/18)	330	356,149
5.00%, 07/01/35	(Call 07/01/18)	580	625,959

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	$500	$561,300
Series C
0.00%, 08/01/32		700	450,373
0.00%, 08/01/33		125	77,965
0.00%, 08/01/34		1,050	635,764
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	301,223
Escondido Union High School District GO
0.00%, 08/01/37	(AGC)	190	97,005
Series C
0.00%, 08/01/46		985	357,141
0.00%, 08/01/51		1,155	347,724
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(PR 08/01/17) (AMBAC)	600	622,134
5.00%, 08/01/27	(PR 08/01/17) (AMBAC)	225	234,329
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	291,925
5.00%, 08/01/40	(Call 08/01/21)	190	221,863
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	320	246,720
0.00%, 01/15/35	(AGM)	300	165,618
Series A
0.00%, 01/01/19	(ETM)	565	553,158
0.00%, 01/01/20	(ETM)	1,100	1,066,505
0.00%, 01/01/23	(ETM)	225	205,326
0.00%, 01/01/25	(ETM)	880	768,654
0.00%, 01/01/26	(ETM)	540	461,938
0.00%, 01/01/28	(ETM)	440	356,721
0.00%, 01/01/29	(ETM)	500	395,020

Security		Principal (000s)	Value
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	$1,950	$2,179,671
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)	500	117,460
Glendale Unified School District/ CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	350	392,378
Grossmont Union High School District GO
5.00%, 08/01/33	(PR 08/01/18)	430	466,189
Imperial Irrigation District Electric System Revenue RB
Series A
5.00%, 11/01/33	(PR 11/01/18)	685	749,725
Series B-1
5.00%, 11/01/46	(Call 11/01/26)	500	622,260
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)	250	157,855
5.00%, 08/01/39	(Call 08/01/22)	500	595,600
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	200	83,662
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,500	1,718,625
5.00%, 08/01/23		735	925,916
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	635	661,270
5.00%, 08/01/29	(Call 08/01/24)	2,560	3,226,445
5.00%, 08/01/30	(Call 08/01/24)	3,500	4,384,450
5.00%, 08/01/31	(Call 08/01/24)	2,000	2,495,300
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	3,510	3,655,209
Series C
5.00%, 08/01/25		260	341,234
5.00%, 06/01/26		500	664,810

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	$385	$417,321
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	1,000	1,083,950
Series I
2.00%, 02/01/17		1,000	1,006,300
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	120	130,304
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19		245	275,017
5.00%, 07/01/20		3,170	3,680,719
Series A
5.00%, 07/01/17		300	311,313
5.00%, 07/01/18		35	37,817
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	215,886
5.00%, 07/01/32	(Call 07/01/23)	295	362,461
Series B
5.00%, 07/01/18		210	226,861
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	182,104
5.00%, 08/01/42	(Call 08/01/22)	500	594,020
Series A
5.00%, 12/01/39	(Call 12/01/24)	500	605,500
Series D
4.00%, 12/01/40	(Call 12/01/25)	1,000	1,110,940
5.00%, 12/01/45	(Call 12/01/25)	500	610,495
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20		450	526,270
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/18		1,340	1,447,589
5.00%, 07/01/19		860	964,851
5.00%, 07/01/20		1,465	1,699,825
5.00%, 07/01/22	(Call 07/01/21)	500	593,620
5.00%, 07/01/27	(Call 01/01/23)	875	1,074,491
5.00%, 07/01/28	(Call 01/01/25)	1,290	1,628,586
5.00%, 07/01/46	(Call 01/01/26)	500	618,005

Security		Principal (000s)	Value
Series A-1
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	$1,650	$1,707,073
5.25%, 07/01/38	(Call 07/01/18)	2,750	2,972,007
Series B
5.00%, 12/01/18	(Call 11/01/18)	800	875,016
5.00%, 07/01/29	(Call 07/01/23)	585	723,493
5.00%, 07/01/42	(Call 01/01/26)	1,000	1,239,820
5.00%, 07/01/43	(Call 07/01/22)	2,945	3,497,806
5.00%, 07/01/43	(Call 01/01/24)	940	1,131,440
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,550	1,917,210
5.00%, 07/01/39	(Call 07/01/24)	2,200	2,688,774
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	607,840
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/39	(Call 07/01/17) (AMBAC)	1,420	1,468,394
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	290,108
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,484,637
5.00%, 07/01/46	(Call 01/01/26)	2,500	3,090,025
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	825	854,452
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	616,900
5.00%, 07/01/33	(Call 07/01/23)	500	613,245
5.00%, 07/01/43	(Call 07/01/22)	550	653,240
5.00%, 07/01/46	(Call 01/01/26)	250	309,003
Los Angeles Unified School District/ CA GO
Series A
5.00%, 07/01/17		360	373,576
5.00%, 07/01/18		610	659,440
5.00%, 07/01/20		1,000	1,161,530
5.00%, 07/01/21		300	359,616
5.00%, 07/01/22		300	368,217
5.00%, 07/01/23		1,850	2,325,783
5.00%, 07/01/24		1,620	2,081,716

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 07/01/28	(Call 07/01/21)	$1,000	$1,190,360
5.00%, 07/01/40	(Call 07/01/25)	1,000	1,231,770
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,005	2,071,265
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,540	1,590,758
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	784,563
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	103,249
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,728,700
5.50%, 07/01/18	(FGIC)	250	272,540
Series A-2
5.00%, 07/01/21		2,100	2,517,312
Series B
5.00%, 07/01/17		1,500	1,556,565
5.00%, 07/01/18		500	540,525
5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	350	363,080
5.00%, 07/01/30	(Call 07/01/26)	1,000	1,282,010
Series C
5.00%, 07/01/21		500	599,360
5.00%, 07/01/23		1,000	1,257,180
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,279,430
5.00%, 07/01/26	(Call 07/01/24)	455	579,415
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,266,200
5.00%, 07/01/30	(Call 07/01/24)	750	935,145
5.00%, 07/01/32	(PR 07/01/17) (AGM)	300	311,289
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	336,171
Series E
4.75%, 07/01/32	(PR 07/01/17) (AGM)	500	517,775
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	369,788
Series I
5.00%, 07/01/27	(Call 07/01/19)	765	856,318
5.00%, 01/01/34	(Call 07/01/19)	105	117,660
Series KRY
5.00%, 07/01/18		250	270,263

Security		Principal (000s)	Value
Los Rios Community College District GO
Series A
5.00%, 08/01/35	(Call 08/01/20)	$695	$797,061
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/46	(PR 08/01/21) (AGM)	250	35,930
0.00%, 08/01/51	(AGM)	250	73,408
Merced Union High School District GO
Series C
0.00%, 08/01/46	(PR 08/01/21)	1,000	159,550
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		300	319,665
Series A
5.00%, 07/01/20		720	836,892
5.00%, 07/01/28	(Call 07/01/25)	500	641,410
5.00%, 10/01/29	(Call 04/01/22)	200	240,414
5.00%, 01/01/34	(Call 01/01/19)	100	110,130
5.00%, 07/01/37	(Call 07/01/17)	1,000	1,037,580
5.00%, 01/01/39	(Call 01/01/19)	265	291,389
5.00%, 07/01/40	(Call 07/01/25)	250	309,988
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	243,216
Series B-3-REMK
0.56%, 07/01/35	(Call 09/01/16)	1,500	1,500,000
Series C
5.00%, 07/01/17		150	155,645
5.00%, 07/01/19		800	898,256
5.00%, 10/01/27		500	669,615
5.00%, 07/01/35	(Call 07/01/19)	450	505,881
Mount Diablo Unified School District/ CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	400	377,560
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,000	1,196,770
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	986,670
0.00%, 08/01/43	(Call 08/01/35)	2,000	1,776,720

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Mountain View-Whisman School District GO
Series B
4.00%, 09/01/42	(Call 09/01/26)	$250	$285,135
Municipal Improvement Corp. of Los Angeles RB
Series A
5.00%, 09/01/23	(PR 09/01/18)	30	32,641
5.00%, 09/01/25	(PR 09/01/18)	500	544,020
Series B
4.00%, 11/01/34	(Call 11/01/26)	1,200	1,352,640
5.00%, 11/01/24		275	349,880
5.00%, 11/01/29	(Call 11/01/26)	500	636,740
5.00%, 11/01/30	(Call 11/01/26)	500	634,290
Newport Mesa Unified School District GO
0.00%, 08/01/34		500	302,745
0.00%, 08/01/36		1,415	806,918
0.00%, 08/01/38		500	269,495
Ohlone Community College District GO
Series C
4.00%, 08/01/45	(Call 08/01/26)	250	283,223
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(PR 02/01/19)	500	552,785
Orange County Water District COP
5.00%, 08/15/39	(Call 08/15/19)	885	994,023
Palomar Community College District GO
Series C
4.00%, 08/01/40	(Call 08/01/25)	250	279,803
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	500	317,860
Peralta Community College District GO
Series C
5.00%, 08/01/39	(PR 08/01/19)	145	163,267
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		200	86,672

Security		Principal (000s)	Value
Series D
0.00%, 08/01/40		$500	$236,005
0.00%, 08/01/46		625	235,456
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	128,369
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	1,100	1,327,964
Poway Unified School District GO
0.00%, 08/01/31		495	332,769
0.00%, 08/01/33		250	155,930
0.00%, 08/01/35		500	290,025
0.00%, 08/01/36		300	168,606
0.00%, 08/01/38		755	394,956
0.00%, 08/01/46		2,750	1,076,405
Series B
0.00%, 08/01/34		500	299,025
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	500	546,020
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)	750	830,977
Riverside CA Sewer Revenue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	500	602,895
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	500	618,470
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	750	925,012
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,191,090
Sacramento Area Flood Control Agency
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	414,512
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	867,776

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Sacramento County Sanitation Districts Financing Authority RB
Series A
5.00%, 12/01/44	(Call 06/01/24)	$1,000	$1,210,360
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	585	710,278
5.00%, 08/15/41	(Call 08/15/23)	1,000	1,212,690
Series K
5.25%, 07/01/24	(AMBAC)	250	307,555
Series U
5.00%, 08/15/17	(AGM)	300	312,816
5.00%, 08/15/22	(PR 08/15/18) (AGM)	540	586,262
5.00%, 08/15/22	(Call 08/15/18) (AGM)	850	922,275
5.00%, 08/15/24	(PR 08/15/18) (AGM)	325	352,843
5.00%, 08/15/24	(Call 08/15/18) (AGM)	520	563,789
Series X
5.00%, 08/15/20		200	233,218
5.00%, 08/15/28	(PR 08/15/21)	60	71,993
5.00%, 08/15/28	(Call 08/15/21)	175	207,228
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	332,322
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/23)	250	308,575
5.00%, 08/01/30	(Call 08/01/17) (AGM)	550	572,016
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,634,634
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	357,112
5.00%, 07/01/40	(Call 07/01/20)	475	538,503
5.00%, 07/01/43	(Call 07/01/23)	255	297,598
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	400	481,232

Security		Principal (000s)	Value
Series A
5.00%, 04/01/41	(Call 04/01/26)	$2,000	$2,499,100
5.00%, 04/01/42	(Call 04/01/22)	1,500	1,771,575
5.00%, 04/01/48	(Call 04/01/22)	500	588,770
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(PR 05/01/18) (AGM)	2,830	3,037,807
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	800	858,744
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	605	736,829
5.00%, 05/01/34	(Call 11/01/22)	500	607,295
Series A
5.00%, 05/01/33	(Call 05/01/26)	500	634,760
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		525	641,686
5.00%, 05/15/23		985	1,232,954
Series A
4.00%, 05/15/21		200	229,374
5.00%, 05/15/21		500	596,470
5.00%, 05/15/29	(Call 05/15/26)	500	648,080
5.25%, 05/15/24	(PR 05/15/20)	830	966,983
5.25%, 05/15/25	(PR 05/15/20)	250	291,260
5.25%, 05/15/34	(PR 05/15/19)	1,000	1,123,880
5.25%, 05/15/39	(PR 05/15/19)	500	561,940
Series B
5.00%, 05/15/18		1,100	1,182,544
5.00%, 05/15/19		395	441,235
5.00%, 05/15/21	(PR 05/15/19)	140	156,407
5.00%, 05/15/22	(PR 05/15/19)	510	569,767
5.50%, 05/15/23	(PR 05/15/19)	625	706,612
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/17		1,000	1,040,990
5.00%, 08/01/27	(Call 08/01/26)	1,500	1,962,195
5.50%, 08/01/39	(PR 08/01/19)	1,000	1,138,540

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	$400	$445,720
San Diego Unified School District/CA GO
0.00%, 07/01/30		790	542,169
0.00%, 07/01/35		300	170,274
0.00%, 07/01/36		1,050	576,051
0.00%, 07/01/38		650	326,404
0.00%, 07/01/39		600	291,282
0.00%, 07/01/42		200	87,852
0.00%, 07/01/45		2,000	791,700
Series A
0.00%, 07/01/19	(NPFGC)	400	387,212
Series C
0.00%, 07/01/46		500	191,330
0.00%, 07/01/47	(Call 07/01/40)	300	245,451
0.00%, 07/01/48	(Call 07/01/40)	250	204,543
5.00%, 07/01/35	(Call 07/01/23)	1,150	1,398,791
Series E
0.00%, 07/01/32		690	438,074
0.00%, 07/01/42		1,340	915,046
0.00%, 07/01/47	(Call 07/01/42)	1,000	706,720
0.00%, 07/01/49		1,300	446,719
3.00%, 07/01/17		1,400	1,428,952
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	375,500
Series R-1
0.00%, 07/01/31		1,675	1,108,883
Series R-3
5.00%, 07/01/20		1,000	1,161,530
5.00%, 07/01/21		800	958,976
Series R-4
5.00%, 07/01/28	(Call 07/01/25)	180	230,310
Series SENIOR-1
4.00%, 07/01/31	(Call 07/01/26)	500	585,450
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	276,525
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	200	223,842

Security		Principal (000s)	Value
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	$100	$103,837
5.00%, 08/01/32	(PR 08/01/17)	500	520,450
Series D
4.00%, 08/01/33	(Call 08/01/25)	250	289,760
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	500	601,885
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	222,612
5.25%, 05/01/18	(NPFGC)	140	151,022
Series A
5.00%, 05/01/22		100	121,861
5.00%, 05/01/26		500	657,280
Series B
5.00%, 05/01/43	(Call 05/01/23)	250	294,875
5.00%, 05/01/44	(Call 05/01/24)	500	593,605
Series D
5.00%, 05/01/24	(Call 05/01/21)	125	147,931
San Francisco City & County Airports Commission San Francisco International Airport RB
5.00%, 05/01/19		150	167,349
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,118,062
Second Series
5.25%, 05/01/17	(NPFGC-FGIC)	320	330,307
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,205	1,350,323
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	559,965
Series C
5.00%, 05/01/17		750	772,650
5.00%, 05/01/23	(Call 05/01/20)	750	860,760
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	905,440

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	$950	$1,038,359
San Joaquin County Transportation Authority RB
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	597,390
6.00%, 03/01/36	(Call 03/01/21)	240	292,006
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20	(ETM)	170	165,371
0.00%, 01/01/22	(ETM)	220	205,636
0.00%, 01/01/23	(ETM)	450	411,687
0.00%, 01/01/26	(ETM)	280	240,411
0.00%, 01/01/28	(ETM)	750	597,225
5.00%, 01/15/34	(Call 01/15/25)	750	878,467
5.00%, 01/15/50	(Call 01/15/25)	2,250	2,602,530
Series A
0.00%, 01/15/26	(NPFGC)	400	303,432
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	250	297,303
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(PR 08/01/18)	125	135,494
San Marcos Unified School District GO
Series B
0.00%, 08/01/38		565	266,974
0.00%, 08/01/47		500	169,485
0.00%, 08/01/51		1,500	436,365
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	500	614,660
Series A
0.00%, 09/01/21		430	405,361
Series B
5.00%, 09/01/31	(PR 09/01/16)	400	400,000
5.00%, 09/01/38	(PR 09/01/16)	550	550,000
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	250	228,180

Security		Principal (000s)	Value
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/36	(PR 07/15/18)	$750	$811,792
San Mateo Union High School District GO
0.00%, 09/01/33		500	428,455
0.00%, 09/01/41	(Call 09/01/36)	500	465,235
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	528,690
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/40		555	251,426
Santa Clara Valley Transportation Authority RB
Series A
0.58%, 06/01/26	(Call 08/31/16)	2,000	2,000,000
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,025	1,051,947
Series B
5.00%, 04/01/19		175	194,637
Santa Clara Valley Water District RB
Series A
5.00%, 06/01/46	(Call 12/01/25)	250	309,233
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,113,190
Southern California Public Power Authority RB
5.00%, 07/01/25	(Call 07/01/20)	585	673,259
5.00%, 07/01/26	(Call 01/01/25)	500	639,990
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	800,352
Series A
4.00%, 07/01/21		725	834,772
5.00%, 07/01/17		125	129,660
5.00%, 07/01/18		195	210,694
5.25%, 07/01/27	(PR 01/01/20)	650	747,032
Series B
6.00%, 07/01/27	(PR 07/01/18)	195	214,282
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,000	1,132,020

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Southwestern Community College District GO
Series C
0.00%, 08/01/41		$650	$283,673
0.00%, 08/01/46		1,000	364,620
Series D
5.00%, 08/01/44	(Call 08/01/25)	500	610,970
State of California
5.00%, 09/01/46		2,000	2,488,580
State of California Department of Water Resources Power Supply Revenue RB
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	405	434,156
Series H
5.00%, 05/01/17	(AGM)	1,000	1,029,950
5.00%, 05/01/21	(PR 05/01/18) (AGM)	360	386,435
5.00%, 05/01/21	(Call 05/01/18) (AGM)	140	150,102
5.00%, 05/01/22	(PR 05/01/18) (AGM)	825	885,580
5.00%, 05/01/22	(Call 05/01/18) (AGM)	325	348,397
Series K
4.00%, 05/01/18		320	338,198
5.00%, 05/01/18		2,040	2,189,450
Series L
5.00%, 05/01/17		4,330	4,459,683
5.00%, 05/01/18		300	321,978
5.00%, 05/01/19		2,765	3,083,473
5.00%, 05/01/20		725	837,940
5.00%, 05/01/21	(PR 05/01/20)	925	1,068,486
5.00%, 05/01/21	(Call 05/01/20)	565	648,880
5.00%, 05/01/22	(PR 05/01/20)	870	1,004,954
5.00%, 05/01/22	(Call 05/01/20)	530	607,857
Series N
5.00%, 05/01/18		985	1,057,161
5.00%, 05/01/20		2,110	2,438,696
5.00%, 05/01/21		815	973,412
Series O
5.00%, 05/01/21		1,600	1,910,992
5.00%, 05/01/22		2,725	3,336,980

Security		Principal (000s)	Value
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	$490	$527,754
5.00%, 12/01/25	(Call 06/01/18)	10	10,766
5.00%, 12/01/26	(Call 06/01/18)	20	21,529
5.00%, 12/01/26	(PR 06/01/18)	480	516,984
5.00%, 12/01/27	(PR 06/01/18)	2,830	3,048,051
Series AG
5.00%, 12/01/26	(PR 12/01/19)	230	261,827
5.00%, 12/01/26	(Call 12/01/19)	20	22,734
5.00%, 12/01/29	(PR 12/01/19)	255	290,287
5.00%, 12/01/29	(Call 12/01/19)	65	73,615
Series AJ
5.00%, 12/01/16	(ETM)	15	15,171
5.00%, 12/01/16		1,600	1,618,800
Series AS
5.00%, 12/01/20	(ETM)	5	5,880
5.00%, 12/01/20		340	400,588
5.00%, 12/01/22	(ETM)	10	12,383
5.00%, 12/01/22		640	792,998
5.00%, 12/01/25	(Call 12/01/24)	400	515,656
5.00%, 12/01/26	(Call 12/01/24)	500	643,215
5.00%, 12/01/27	(Call 12/01/24)	500	640,030
5.00%, 12/01/29	(Call 12/01/24)	320	405,014
State of California GO
2.00%, 11/01/18		1,750	1,801,625
3.00%, 12/01/32	(Call 06/01/19)	200	211,696
3.50%, 03/01/17		100	101,508
4.00%, 09/01/17		1,000	1,034,970
4.00%, 12/01/18	(Call 12/01/17)	250	260,493
4.00%, 05/01/23		1,000	1,175,850
4.00%, 12/01/27	(Call 06/01/17)	600	615,084
4.00%, 09/01/28	(Call 09/01/26)	250	299,368
4.00%, 12/01/30	(Call 06/01/21)	200	227,380
4.00%, 09/01/34	(Call 09/01/26)	800	912,432
4.00%, 09/01/36	(Call 09/01/26)	2,000	2,265,880
4.00%, 11/01/44	(Call 11/01/24)	500	553,520
4.00%, 03/01/45	(Call 03/01/25)	500	555,900
4.00%, 08/01/45	(Call 08/01/25)	250	279,168
4.50%, 03/01/21	(Call 03/01/20)	660	742,262
4.50%, 08/01/26	(Call 02/01/17)	900	914,157
4.50%, 08/01/30	(Call 02/01/17)	2,085	2,116,650
5.00%, 11/01/16		275	277,109
5.00%, 12/01/16		500	505,740

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 02/01/17		$1,000	$1,018,820
5.00%, 03/01/17		520	531,731
5.00%, 04/01/17		985	1,010,896
5.00%, 06/01/17	(SGI)	375	387,653
5.00%, 09/01/17		450	470,173
5.00%, 10/01/17		1,510	1,583,235
5.00%, 02/01/18		2,750	2,921,765
5.00%, 04/01/18		500	534,780
5.00%, 06/01/18	(PR 06/01/17) (NPFGC)	560	578,967
5.00%, 08/01/18		1,500	1,625,370
5.00%, 08/01/18	(Call 02/01/17)	550	560,169
5.00%, 10/01/18		350	381,682
5.00%, 11/01/18		500	546,980
5.00%, 06/01/19	(PR 06/01/17) (NPFGC)	350	361,855
5.00%, 08/01/19	(Call 02/01/17)	1,000	1,018,490
5.00%, 10/01/19		800	904,352
5.00%, 04/01/20		215	247,205
5.00%, 09/01/20		170	198,125
5.00%, 10/01/20	(Call 10/03/16)	400	401,508
5.00%, 10/01/20		2,000	2,337,220
5.00%, 12/01/20		550	646,200
5.00%, 12/01/20	(PR 12/01/16)	750	758,557
5.00%, 09/01/21		2,445	2,929,575
5.00%, 11/01/21		1,175	1,413,901
5.00%, 11/01/21	(Call 11/01/17)	900	946,287
5.00%, 12/01/21	(PR 12/01/16)	250	252,853
5.00%, 02/01/22		600	723,732
5.00%, 08/01/22	(Call 02/01/17)	600	611,016
5.00%, 09/01/22		1,000	1,222,800
5.00%, 10/01/23		1,000	1,251,710
5.00%, 11/01/23	(Call 11/01/20)	500	587,005
5.00%, 12/01/23		500	628,215
5.00%, 02/01/24	(Call 02/01/22)	220	265,769
5.00%, 06/01/24	(Call 06/01/17) (NPFGC)	365	376,998
5.00%, 08/01/24	(Call 02/01/17)	750	763,710
5.00%, 08/01/24		500	635,510
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,067,260
5.00%, 11/01/24	(Call 11/01/20)	250	293,165
5.00%, 12/01/24	(Call 12/01/17)	500	527,350
5.00%, 12/01/24	(Call 12/01/23)	400	504,440
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,233,070

Security		Principal (000s)	Value
5.00%, 03/01/25	(Call 03/01/20)	$750	$857,670
5.00%, 08/01/25		1,000	1,294,310
5.00%, 09/01/25	(Call 09/01/23)	1,500	1,877,415
5.00%, 10/01/25	(Call 10/01/24)	400	506,892
5.00%, 10/01/25	(Call 04/01/18)	1,650	1,760,434
5.00%, 11/01/25	(Call 11/01/23)	300	377,040
5.00%, 03/01/26	(Call 03/01/25)	1,250	1,602,175
5.00%, 08/01/26	(Call 08/01/25)	1,450	1,872,544
5.00%, 10/01/26	(Call 10/01/24)	500	638,095
5.00%, 12/01/26	(PR 12/01/16)	800	809,128
5.00%, 03/01/27	(Call 03/01/20)	300	342,285
5.00%, 09/01/27	(PR 09/01/16)	500	500,000
5.00%, 09/01/27	(Call 09/01/21)	500	598,115
5.00%, 11/01/27	(Call 11/01/23)	700	873,684
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,274,320
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,217,830
5.00%, 10/01/29	(Call 04/01/18)	750	799,702
5.00%, 10/01/29	(Call 10/01/19)	1,345	1,516,703
5.00%, 09/01/30	(Call 09/01/18)	500	541,690
5.00%, 09/01/30	(Call 09/01/21)	2,300	2,737,690
5.00%, 09/01/30	(Call 09/01/26)	3,500	4,458,300
5.00%, 02/01/31	(Call 02/01/22)	500	597,320
5.00%, 08/01/31	(Call 08/01/18)	250	269,930
5.00%, 09/01/31	(Call 09/01/21)	1,000	1,188,160
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,548,115
5.00%, 02/01/32	(Call 02/01/22)	500	596,165
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,241,110
5.00%, 06/01/32	(PR 06/01/17)	1,220	1,261,419
5.00%, 11/01/32	(Call 11/01/17)	2,000	2,098,280
5.00%, 09/01/33	(Call 09/01/23)	435	533,867
5.00%, 08/01/35	(Call 08/01/25)	1,000	1,243,880
5.00%, 09/01/35	(PR 09/01/16)	1,040	1,040,000
5.00%, 09/01/36	(Call 09/01/26)	1,000	1,248,080
5.00%, 06/01/37	(PR 06/01/17)	2,370	2,450,461
5.00%, 11/01/37	(Call 11/01/17)	3,085	3,233,265
5.00%, 12/01/37	(Call 12/01/17)	1,040	1,093,539
5.00%, 02/01/38	(Call 02/01/23)	2,295	2,747,344
5.00%, 04/01/38	(Call 04/01/18)	5,055	5,384,182
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,229,580
5.00%, 10/01/41	(Call 10/01/21)	3,815	4,523,636
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,189,730
5.00%, 09/01/42	(Call 09/01/22)	750	902,467
5.00%, 04/01/43	(Call 04/01/23)	910	1,090,007
5.00%, 11/01/43	(Call 11/01/23)	3,000	3,642,690

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 08/01/45	(Call 08/01/25)	$1,000	$1,241,110
5.13%, 03/01/25	(Call 03/01/18)	500	532,645
5.25%, 09/01/22		815	1,008,367
5.25%, 10/01/22		600	743,832
5.25%, 09/01/25	(Call 09/01/21)	750	908,752
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,560,982
5.25%, 08/01/32	(AGM)	1,825	2,524,358
5.25%, 03/01/38	(Call 03/01/18)	2,655	2,828,743
5.50%, 04/01/19		1,525	1,712,483
5.50%, 11/01/39	(Call 11/01/19)	4,485	5,118,551
5.50%, 03/01/40	(Call 03/01/20)	3,900	4,480,359
5.63%, 04/01/25	(Call 04/01/19)	350	393,764
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,126,300
5.75%, 04/01/31	(Call 04/01/19)	2,500	2,813,700
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,413,576
6.00%, 04/01/38	(Call 04/01/19)	5,065	5,738,138
6.00%, 11/01/39	(Call 11/01/19)	1,315	1,526,347
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,720,575
Series A
4.40%, 07/01/18	(ETM)	200	213,950
4.60%, 07/01/19	(ETM)	1,145	1,273,125
5.00%, 07/01/17	(ETM)	1,000	1,037,540
5.00%, 07/01/18	(ETM)	1,355	1,464,308
5.00%, 07/01/20	(PR 07/01/19)	4,500	5,051,340
5.25%, 07/01/21	(PR 07/01/19)	3,410	3,851,698
Series B
5.00%, 09/01/24		2,000	2,546,580
5.00%, 09/01/25		1,000	1,296,230
Sunnyvale Elementary School District GO
4.00%, 09/01/42	(Call 09/01/25)	500	557,975
University of California RB
Series AF
5.00%, 05/15/17		210	216,703
5.00%, 05/15/18		250	268,715
5.00%, 05/15/20		685	791,538
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,211,100
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,224,610
5.00%, 05/15/38	(Call 05/15/23)	3,300	3,998,940
Series AK
5.00%, 05/15/48		2,050	2,558,687
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	841,498

Security		Principal (000s)	Value
Series AO
5.00%, 05/15/17		$500	$515,960
5.00%, 05/15/19		660	737,015
5.00%, 05/15/23		250	312,848
5.00%, 05/15/27	(Call 05/15/25)	3,000	3,867,420
5.00%, 05/15/40	(Call 05/15/25)	1,000	1,236,770
Series AR
5.00%, 05/15/46	(Call 05/15/26)	3,150	3,920,049
Series AT
1.40%, 05/15/46	(Call 11/15/20)	1,000	1,016,020
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,215,510
5.00%, 05/15/26	(Call 05/15/22)	500	603,790
5.00%, 05/15/32	(Call 05/15/22)	725	867,818
5.00%, 05/15/37	(Call 05/15/22)	1,320	1,572,041
5.00%, 05/15/42	(Call 05/15/22)	1,300	1,537,289
Series I
5.00%, 05/15/18		500	537,340
5.00%, 05/15/28	(Call 05/15/25)	350	448,714
5.00%, 05/15/31	(Call 05/15/25)	2,765	3,485,089
5.00%, 05/15/32	(Call 05/15/25)	540	677,657
Series K
4.00%, 05/15/46	(Call 05/15/26)	1,000	1,128,530
5.00%, 05/15/35	(Call 05/15/26)	500	626,200
Series Q
4.00%, 05/15/17		1,200	1,230,036
Vacaville Unified School District GO
5.00%, 08/01/25	(PR 08/01/17) (AMBAC)	380	395,755
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	1,250	1,367,850
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	599,165
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(PR 08/01/18) (BHAC)	195	213,730
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	250	284,948

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	$400	$147,720
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	259,533
Series B
0.00%, 08/01/34	(AGM)	1,250	731,887
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	198,205
4.00%, 08/01/38	(Call 08/01/23)	500	552,040
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	245	265,568
5.00%, 08/01/32	(PR 08/01/18) (AGM)	500	541,975
Yuba Community College District GO
5.00%, 08/01/22	(Call 08/01/17)	430	447,363

			649,701,924

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $613,103,745)			649,701,924
TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $613,103,745)[a]			649,701,924
Other Assets, Less Liabilities — (0.05)%			(309,673)

NET ASSETS — 100.00%			$649,392,251

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO   —  General Obligation

PR  —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp. – Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

RADIAN-IBCC  —  Radian Asset Assurance – Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	The cost of investments for federal income tax purposes was $613,106,623. Net unrealized appreciation was $36,595,301, of which $36,721,333 represented gross unrealized appreciation on securities and $126,032 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$649,701,924	$—	$649,701,924

Total	$—	$649,701,924	$—	$649,701,924

See notes to financial statements.

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.59%

ALABAMA — 0.40%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$2,000	$2,314,600
5.00%, 09/01/24	(Call 09/01/22)	2,500	2,977,575
5.00%, 09/01/30	(Call 09/01/24)	2,000	2,476,540
Series 2007-2, Class A4
5.00%, 09/01/28	(Call 09/01/24)	3,500	4,368,420
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/18		500	535,820
5.00%, 05/01/19		1,120	1,245,429
Series B
5.00%, 01/01/21		3,500	4,100,320
5.00%, 01/01/22		4,000	4,792,080
5.00%, 01/01/24		1,000	1,248,470
5.00%, 01/01/26	(Call 07/01/24)	2,000	2,535,760
Auburn University RB
Series A
4.00%, 06/01/41	(Call 06/01/26)	2,000	2,241,540
Baldwin County Board of Education/AL RB
4.50%, 07/01/37	(PR 07/01/17) (AMBAC)	95	98,123
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	405	416,522
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/41	(Call 01/01/21)	1,185	1,352,464

			30,703,663
ALASKA — 0.03%
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	2,161,840
Municipality of Anchorage AK GO
Series B
5.25%, 12/01/16	(AMBAC)	300	303,594

			2,465,434

Security		Principal (000s)	Value
ARIZONA — 1.38%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/30	(Call 07/01/24)	$2,000	$2,492,060
Series A
5.00%, 07/01/21		1,500	1,785,525
5.00%, 07/01/24	(Call 07/01/21)	935	1,107,638
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,209,080
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,398,840
Arizona School Facilities Board COP
5.13%, 09/01/21	(PR 09/01/18)	1,000	1,089,540
5.25%, 09/01/23	(PR 09/01/18)	1,465	1,599,824
5.75%, 09/01/19	(PR 09/01/18)	1,250	1,377,438
Series A
5.00%, 09/01/23		750	924,000
Arizona State University RB
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,190,460
Series B
5.00%, 07/01/47		1,500	1,835,715
Arizona Transportation Board RB
5.00%, 07/01/17		700	725,977
5.00%, 07/01/23		1,500	1,866,765
5.00%, 07/01/24	(PR 07/01/19)	685	767,070
5.25%, 07/01/20	(Call 07/01/19)	480	540,149
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/22		1,425	1,746,437
5.00%, 10/01/30	(PR 10/01/20)	2,600	3,032,094
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/32	(Call 07/01/26)	1,500	1,721,820
City of Phoenix AZ GO
4.00%, 07/01/24		1,040	1,241,219
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,378,800
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17		8,000	8,294,800
5.00%, 07/01/20		3,000	3,463,620
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,387,040

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 07/01/39	(Call 07/01/19)	$800	$886,200
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,915,067
5.00%, 07/01/41	(Call 07/01/25)	2,000	2,409,860
Series B
5.00%, 07/01/20		2,000	2,315,640
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,255,240
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,750,630
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/23		2,500	3,111,275
Maricopa County Community College District GO
5.00%, 07/01/20		2,000	2,315,640
5.00%, 07/01/21		1,000	1,190,350
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(Call 07/01/21)	1,000	1,165,050
Salt River Project Agricultural Improvement & Power District RB
5.00%, 12/01/34	(Call 06/01/25)	2,500	3,092,425
Series A
5.00%, 01/01/21	(Call 01/01/18)	2,000	2,115,020
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,419,029
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,901,034
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,466,822
5.00%, 12/01/29	(Call 06/01/22)	400	484,020
5.00%, 12/01/30	(Call 06/01/22)	2,500	3,023,325
5.00%, 12/01/31	(Call 06/01/22)	2,100	2,533,104
5.00%, 01/01/32	(Call 01/01/19)	3,045	3,349,713
5.00%, 01/01/38	(Call 01/01/18)	8,265	8,724,369
5.00%, 12/01/45	(Call 06/01/25)	5,000	6,108,600
Series B
4.00%, 01/01/18		1,225	1,279,549
5.00%, 12/01/19		500	567,345
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	217,340
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,115,080
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	400,749

			105,288,387

Security		Principal (000s)	Value
ARKANSAS — 0.11%
State of Arkansas GO
4.00%, 06/15/20		$2,000	$2,239,440
5.00%, 06/15/21		4,885	5,825,509

			8,064,949
CALIFORNIA — 22.84%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	3,000	2,893,530
Alameda Corridor Transportation Authority RB
Series B
5.00%, 10/01/34	(Call 10/01/26)	2,000	2,453,160
5.00%, 10/01/36	(Call 10/01/26)	1,000	1,227,590
5.00%, 10/01/37	(Call 10/01/26)	4,950	6,017,269
Alameda County Transportation Commission
4.00%, 03/01/22		500	581,795
Allan Hancock Joint Community College District/CA GO
Series C
0.00%, 08/01/47	(Call 08/01/40)	1,000	625,130
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	1,055,180
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,864,158
Anaheim Redevelopment Agency TA
Series A
5.00%, 02/01/31	(Call 02/01/18) (AGM)	1,000	1,051,380
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/03/16)	1,000	1,000,390
Series B
1.50%, 04/01/47	(Call 10/01/17)	5,500	5,537,840
Series C
1.88%, 04/01/47	(Call 10/01/18)	5,665	5,786,401
Series D
1.88%, 04/01/34	(Call 10/01/19)	2,200	2,256,276

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series F
5.00%, 04/01/31	(PR 04/01/17)	$680	$697,877
Series F-1
5.00%, 04/01/23	(Call 04/01/22)	1,860	2,263,620
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,215,180
5.00%, 04/01/28	(PR 04/01/19)	25	27,809
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,415,560
5.00%, 04/01/31	(Call 04/01/22)	200	240,476
5.00%, 04/01/34	(PR 04/01/18)	500	534,820
5.00%, 04/01/39	(PR 04/01/18)	2,675	2,861,287
5.00%, 04/01/54	(Call 04/01/24)	2,000	2,369,180
5.13%, 04/01/39	(PR 04/01/19)	825	920,321
5.25%, 04/01/24	(PR 04/01/19)	2,500	2,796,850
5.50%, 04/01/43	(PR 04/01/18)	1,400	1,508,514
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,461,200
Series F-2
4.00%, 04/01/21		1,000	1,142,760
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,867,098
Series S-4
5.00%, 04/01/29	(Call 04/01/23)	1,090	1,332,503
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,428,840
5.00%, 04/01/43	(Call 04/01/23)	1,750	2,111,847
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,753,302
5.25%, 04/01/53	(Call 04/01/23)	370	447,948
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	4,000	4,794,880
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,813,275
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		1,000	666,810
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	2,000	2,409,010
5.00%, 10/01/49	(Call 04/01/26)	500	616,840
Series T-1
5.00%, 03/15/39		120	173,016
Series U-2
5.00%, 10/01/32		5,000	6,953,700
Series U-3
5.00%, 06/01/43		3,000	4,456,440

Security		Principal (000s)	Value
Series U-6
5.00%, 05/01/45		$5,400	$8,121,870
Series U-7
5.00%, 06/01/46		1,000	1,514,140
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,571,357
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	2,000	2,712,120
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	678,030
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	5,710	7,663,848
California State Public Works Board RB
Series A
5.00%, 12/01/19	(AMBAC)	15	16,063
5.00%, 04/01/20		690	792,824
5.00%, 04/01/22		1,810	2,191,005
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,708,527
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,370,020
5.00%, 09/01/32	(Call 09/01/24)	1,535	1,886,622
5.00%, 03/01/38	(Call 03/01/23)	3,155	3,771,708
5.00%, 09/01/39	(Call 09/01/24)	1,000	1,211,720
6.25%, 04/01/34	(Call 04/01/19)	1,725	1,965,258
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,173,890
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,213,720
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	227,838
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,796,265
5.00%, 12/01/31	(Call 12/01/21)	750	890,370
Series E
5.00%, 09/01/21		2,000	2,396,380
Series F
5.00%, 05/01/19		2,850	3,172,107
5.00%, 05/01/20		1,000	1,152,110
5.00%, 05/01/23		3,420	4,242,031
5.00%, 05/01/26	(Call 05/01/25)	1,990	2,533,688
5.00%, 05/01/27	(Call 05/01/25)	1,500	1,895,010

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series G
5.00%, 01/01/21		$4,505	$5,296,619
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,787,902
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	3,025	3,461,417
Series H
5.00%, 12/01/19		5,000	5,681,800
5.00%, 09/01/38	(PR 09/01/23)	1,000	1,261,800
Series I
5.00%, 11/01/38	(Call 11/01/23)	6,830	8,293,191
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	703,446
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,904,566
4.00%, 11/01/34	(Call 05/01/26)	1,000	1,147,500
4.00%, 11/01/34	(Call 11/01/25)	2,000	2,288,400
4.00%, 11/01/35	(Call 05/01/26)	5,000	5,709,550
4.00%, 11/01/45	(Call 05/01/26)	5,000	5,635,800
5.00%, 11/01/23		1,000	1,263,960
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,486,550
5.00%, 11/01/24	(Call 11/01/23)	1,000	1,263,830
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,764,266
5.00%, 11/01/29	(Call 05/01/26)	700	903,175
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,559,940
5.00%, 11/01/31	(Call 05/01/26)	500	639,325
5.00%, 11/01/32	(Call 05/01/26)	1,000	1,271,540
5.00%, 11/01/33	(Call 11/01/25)	1,500	1,893,780
5.00%, 11/01/34	(Call 11/01/24)	2,950	3,661,363
5.00%, 11/01/37	(Call 11/01/22)	5,320	6,402,833
5.00%, 11/01/39	(PR 05/01/18) (AGM)	985	1,056,649
5.00%, 11/01/39	(Call 05/01/18) (AGM)	15	16,085
5.00%, 11/01/39	(Call 11/01/24)	500	612,065
5.00%, 11/01/41	(Call 05/01/26)	1,000	1,245,550
5.00%, 11/01/43	(Call 11/01/25)	2,000	2,492,620
5.00%, 11/01/44	(Call 11/01/24)	700	854,532
5.00%, 11/01/47	(Call 11/01/25)	1,000	1,236,250
5.25%, 11/01/34	(PR 05/01/19)	500	562,310
5.25%, 11/01/38	(PR 05/01/19)	1,575	1,771,276

Security		Principal (000s)	Value
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	$4,000	$843,760
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,948,082
Chabot-Las Positas Community College District GO
4.00%, 08/01/33	(Call 08/01/26)	2,000	2,301,820
4.00%, 08/01/34	(Call 08/01/26)	2,845	3,263,471
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,436,592
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	2,000	2,215,200
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	551,655
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		2,500	2,698,350
5.00%, 06/15/21		25	29,933
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,205,270
City of Bakersfield CA Wastewater Revenue RB
Series A
5.00%, 09/15/32	(PR 09/15/17) (AGM)	2,000	2,092,620
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		1,200	1,354,320
5.00%, 09/01/20		1,250	1,458,413
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		4,425	4,950,911
5.00%, 06/01/26	(Call 06/01/23)	1,000	1,243,050
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,213,840
5.00%, 06/01/39	(Call 06/01/19)	500	555,300

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 06/01/22		$2,625	$3,215,231
5.00%, 06/01/23		200	250,768
5.00%, 06/01/31	(Call 06/01/22)	1,000	1,210,560
5.00%, 06/01/32	(Call 06/01/22)	400	482,988
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26	(Call 05/15/20)	2,705	3,108,315
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,294,240
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,294,020
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,551,849
5.00%, 05/15/40	(Call 05/15/20)	6,700	7,611,937
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,115,620
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	598,495
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,403,650
Series C
5.00%, 05/15/38	(Call 05/15/25)	750	916,193
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	809,312
City of Redding CA COP
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,067,780
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42	(Call 09/01/23)	750	909,383
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25	(Call 05/01/25)	800	1,035,648
5.00%, 11/01/31	(Call 05/01/25)	2,000	2,504,100
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,491,420
Series A
5.00%, 11/01/30	(Call 11/01/21)	5,500	6,564,195
5.00%, 11/01/32	(Call 11/01/21)	400	476,288
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,783,440
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,192,850
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,227,730
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,183,290
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,126,860

Security		Principal (000s)	Value
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	$1,390	$1,418,773
Clovis Unified School District GO
Series D
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,119,210
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)	2,000	1,024,820
5.00%, 08/01/29	(Call 08/01/25)	2,000	2,557,220
Series A
5.00%, 08/01/38	(Call 08/01/23)	3,580	4,339,998
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	10,155	12,377,320
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	838,335
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,297,159
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,360,575
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,863,889
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,453,917
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	902,055
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	2,000	409,900
5.00%, 08/01/37	(PR 08/01/17) (AGM)	1,620	1,687,019
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		500	640,910

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 06/01/26	(PR 06/01/17) (NPFGC-FGIC)	$1,545	$1,597,453
5.00%, 06/01/30	(Call 06/01/25)	1,750	2,219,262
5.00%, 06/01/32	(PR 06/01/17) (NPFGC-FGIC)	1,000	1,033,950
5.00%, 06/01/35	(Call 06/01/25)	2,500	3,106,025
5.00%, 06/01/36	(Call 06/01/20)	13,210	15,152,002
5.00%, 06/01/36	(Call 06/01/25)	1,925	2,382,919
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	275	284,336
Series B
5.00%, 06/01/17		2,000	2,067,840
5.00%, 06/01/22		2,000	2,451,700
5.00%, 06/01/23		1,000	1,254,700
Eastern Municipal Water District COP
Series H
5.00%, 07/01/35	(Call 07/01/18)	500	539,620
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	2,000	2,245,200
Series C
0.00%, 08/01/32		200	128,678
0.00%, 08/01/34		2,000	1,210,980
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	602,445
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	690,715
0.00%, 08/01/51		2,850	858,021
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,167,700
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,167,700
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34	(AGM)	1,000	571,180
0.00%, 01/15/35	(AGM)	1,700	938,502

Security		Principal (000s)	Value
Series A
0.00%, 01/01/20	(ETM)	$1,355	$1,313,740
0.00%, 01/01/23	(ETM)	500	456,280
0.00%, 01/01/25	(ETM)	200	174,694
0.00%, 01/01/26	(ETM)	1,500	1,283,160
0.00%, 01/01/28	(ETM)	4,450	3,607,748
0.00%, 01/01/30	(ETM)	1,000	771,000
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	2,000	2,235,560
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	1,650	1,849,782
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)	2,000	1,262,840
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,786,800
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	800	334,648
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,000	1,145,750
4.00%, 08/01/33	(Call 08/01/24)	1,500	1,712,730
5.00%, 08/01/22		1,000	1,229,890
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	2,000	2,082,740
5.00%, 08/01/29	(Call 08/01/24)	5,290	6,667,146
5.00%, 08/01/30	(Call 08/01/24)	7,000	8,768,900
5.00%, 08/01/31	(Call 08/01/24)	2,000	2,495,300
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	8,410	8,757,922
6.00%, 08/01/33	(PR 08/01/19)	3,000	3,463,560
Series C
5.00%, 06/01/26		1,000	1,329,620
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	13,000	14,091,350
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	2,595	2,812,850

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	$1,200	$1,303,044
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,300	1,509,443
Series A
5.00%, 07/01/21	(Call 07/01/18) (AGM)	2,030	2,192,014
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	215,886
Series B
5.00%, 07/01/17		1,000	1,037,540
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,190,360
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,179,390
Series D
4.00%, 12/01/40	(Call 12/01/25)	3,765	4,182,689
5.00%, 12/01/45	(Call 12/01/25)	2,000	2,441,980
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20		1,000	1,169,490
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/20		1,500	1,740,435
5.00%, 07/01/21		35	41,882
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,780,860
5.00%, 07/01/28	(Call 01/01/25)	2,000	2,524,940
5.00%, 07/01/46	(Call 01/01/26)	6,000	7,416,060
Series A-1
5.25%, 07/01/38	(Call 07/01/18)	1,920	2,075,002
Series B
5.00%, 07/01/42	(Call 01/01/26)	1,000	1,239,820
5.00%, 07/01/43	(Call 01/01/24)	1,780	2,142,515
5.00%, 07/01/43	(Call 07/01/22)	4,415	5,243,740
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,854,853
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,546,137
5.00%, 07/01/44	(Call 07/01/24)	2,100	2,552,928

Security		Principal (000s)	Value
Series E
5.00%, 07/01/44	(Call 07/01/24)	$2,000	$2,431,360
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/39	(Call 07/01/17)	1,000	1,034,080
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/26)	3,000	3,722,310
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,969,275
5.00%, 07/01/46	(Call 01/01/26)	7,000	8,652,070
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	1,800	1,864,566
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	5,045	5,225,106
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,312,380
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,850,700
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,412,449
5.00%, 07/01/33	(Call 07/01/23)	2,500	3,066,225
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,469,172
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,197,560
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,392,203
5.00%, 07/01/46	(Call 01/01/26)	5,925	7,323,359
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/33	(Call 07/01/25)	1,000	1,155,050
5.00%, 07/01/17		5,285	5,484,297
5.00%, 07/01/20		4,000	4,646,120
5.00%, 07/01/23		1,000	1,257,180
5.00%, 07/01/24		4,000	5,140,040
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,189,840
5.00%, 07/01/40	(Call 07/01/25)	4,000	4,927,080
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,750	2,840,887
4.50%, 07/01/23	(Call 07/01/17) (AGM)	2,710	2,799,782

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
4.50%, 07/01/24	(Call 07/01/17) (AGM)	$1,810	$1,869,658
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	3,100	3,200,192
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	2,800	2,889,768
Series A-2
5.00%, 07/01/21		3,000	3,596,160
Series B
5.00%, 07/01/17		1,500	1,556,565
Series C
5.00%, 07/01/22		1,705	2,092,700
5.00%, 07/01/23		4,140	5,204,725
5.00%, 07/01/25	(Call 07/01/24)	2,050	2,622,831
5.00%, 07/01/30	(Call 07/01/24)	750	935,145
Series D
5.00%, 07/01/26	(Call 07/01/24)	1,550	1,973,832
5.00%, 01/01/34	(Call 07/01/19)	250	280,143
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,124,370
Series E
4.75%, 07/01/32	(PR 07/01/17) (AGM)	6,300	6,523,965
Series I
5.00%, 07/01/27	(Call 07/01/19)	6,890	7,712,459
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,342,524
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/19	(PR 07/01/18) (AGM)	30	32,397
5.00%, 07/01/19	(Call 07/01/18) (AGM)	270	291,238
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	220,223
0.00%, 08/01/51	(PR 08/01/21) (AGM)	1,175	109,510
Merced Union High School District GO
Series C
0.00%, 08/01/46	(PR 08/01/21)	1,500	239,325
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		1,550	1,651,602

Security		Principal (000s)	Value
Series A
5.00%, 07/01/28	(Call 07/01/25)	$1,750	$2,244,935
5.00%, 07/01/32	(Call 07/01/17)	1,575	1,634,188
5.00%, 07/01/37	(Call 07/01/17)	3,855	3,999,871
Series C
5.00%, 07/01/17		2,000	2,075,260
5.00%, 10/01/26	(Call 10/01/21)	200	239,442
5.00%, 10/01/27		1,000	1,339,230
Series E
5.00%, 07/01/23		1,000	1,257,180
Series G
5.00%, 07/01/28	(Call 07/01/22)	560	679,185
Modesto Irrigation District COP
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	563,975
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	2,530	2,388,067
Series E
5.00%, 06/01/37	(Call 08/01/22)	2,355	2,818,393
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	986,670
0.00%, 08/01/43	(Call 08/01/35)	5,500	4,885,980
Municipal Improvement Corp. of Los Angeles RB
Series B
4.00%, 11/01/34	(Call 11/01/26)	800	901,760
5.00%, 11/01/30	(Call 11/01/26)	2,000	2,537,160
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	808,485
0.00%, 08/01/41	(Call 08/01/21)	2,520	582,322
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(PR 02/01/19)	500	552,785
Palomar Community College District GO
Series C
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,119,210

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	$1,000	$635,720
Peralta Community College District GO
Series C
5.00%, 08/01/39	(PR 08/01/19)	500	562,990
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		1,205	522,199
Series D
0.00%, 08/01/46		2,500	941,825
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	625	641,844
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	2,430	2,933,593
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,130,230
Poway Unified School District GO
0.00%, 08/01/33		1,000	623,720
0.00%, 08/01/36		1,000	562,020
0.00%, 08/01/41		1,500	694,230
0.00%, 08/01/46		5,200	2,035,384
0.00%, 08/01/51		1,250	378,475
Series B
0.00%, 08/01/34		4,630	2,768,971
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	560	611,542
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)	5,000	5,539,850
Riverside CA Sewer Revenue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	1,690	2,037,785
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	1,000	1,236,940
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,850,025
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,382,180

Security		Principal (000s)	Value
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	$440	$587,418
Series A
5.40%, 11/01/20	(AMBAC)	425	463,429
Sacramento County Sanitation Districts Financing Authority RB
Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,420,720
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/41	(Call 08/15/23)	7,910	9,592,378
Series U
5.00%, 08/15/27	(PR 08/15/18) (AGM)	735	797,967
5.00%, 08/15/27	(Call 08/15/18) (AGM)	1,170	1,266,853
Series X
5.00%, 08/15/20		550	641,350
5.00%, 08/15/25	(PR 08/15/21)	255	305,972
5.00%, 08/15/25	(Call 08/15/21)	745	884,971
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	332,322
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	141,394
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	936,027
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,542,875
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,804,152
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,609,840
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,458,813
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/41	(Call 04/01/26)	3,000	3,748,650
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,362,100
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,943,850

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(PR 05/01/18)	$10,000	$10,734,300
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	3,800	4,079,034
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	1,735	2,113,056
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,214,590
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		1,025	1,252,817
5.00%, 05/15/23		1,500	1,877,595
5.00%, 05/15/25		2,500	3,262,400
Series A
5.00%, 05/15/29	(Call 05/15/26)	2,500	3,240,400
5.25%, 05/15/34	(PR 05/15/19)	8,800	9,890,144
5.25%, 05/15/39	(PR 05/15/19)	1,000	1,123,880
Series B
5.00%, 05/15/18		1,000	1,075,040
5.00%, 05/15/22	(PR 05/15/19)	2,000	2,234,380
5.50%, 05/15/23	(PR 05/15/19)	1,445	1,633,688
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/28	(Call 08/01/26)	2,500	3,231,650
5.50%, 08/01/39	(PR 08/01/19)	700	796,978
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	1,500	1,671,450
San Diego Unified School District/CA GO
0.00%, 07/01/30		1,300	892,177
0.00%, 07/01/35		2,380	1,350,840
0.00%, 07/01/36		1,500	822,930
0.00%, 07/01/37		700	362,775
0.00%, 07/01/43		4,180	1,773,867
0.00%, 07/01/44		2,165	887,434
0.00%, 07/01/45		2,590	1,025,252

Security		Principal (000s)	Value
Series C
0.00%, 07/01/45		$2,000	$791,700
0.00%, 07/01/46		275	105,232
0.00%, 07/01/47		1,405	519,021
0.00%, 07/01/48	(Call 07/01/40)	1,500	1,227,255
5.00%, 07/01/35	(Call 07/01/23)	1,715	2,086,023
Series E
0.00%, 07/01/42		5,850	3,994,789
0.00%, 07/01/47	(Call 07/01/42)	2,800	1,978,816
Series F-1
5.25%, 07/01/28	(AGM)	1,000	1,352,240
Series G
0.00%, 07/01/38	(Call 01/01/24)	4,000	1,502,000
Series R-1
0.00%, 07/01/31		2,000	1,324,040
Series R-5
5.00%, 07/01/29	(Call 07/01/26)	2,000	2,584,800
Series SENIOR-1
4.00%, 07/01/32	(Call 07/01/26)	1,000	1,166,060
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,106,100
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	800	895,368
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	900	934,533
5.00%, 08/01/32	(PR 08/01/17)	5,000	5,204,500
Series D
4.00%, 08/01/34	(Call 08/01/25)	2,000	2,309,260
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,203,770
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,203,310
Series A
5.00%, 05/01/26		500	657,280

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 05/01/43	(Call 05/01/23)	$2,000	$2,359,000
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,374,420
San Francisco City & County Airports Commission San Francisco International Airport RB
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,120,600
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,679,895
Series C
5.00%, 05/01/23	(Call 05/01/20)	1,605	1,842,026
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,552,240
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	565,900
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,825,535
San Joaquin County Transportation Authority RB
Series A
5.50%, 03/01/41	(Call 03/01/21)	4,600	5,495,988
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19	(ETM)	980	961,684
0.00%, 01/01/20	(ETM)	500	486,385
0.00%, 01/01/25	(ETM)	2,100	1,844,934
0.00%, 01/01/27	(ETM)	1,075	881,479
5.00%, 01/15/29	(Call 01/15/25)	1,000	1,179,500
5.00%, 01/15/34	(Call 01/15/25)	2,000	2,342,580
5.00%, 01/15/50	(Call 01/15/25)	4,000	4,626,720
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	3,165	3,763,850
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		1,700	576,249
0.00%, 08/01/51		1,500	436,365
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,229,320

Security		Principal (000s)	Value
Series B
5.00%, 09/01/38	(PR 09/01/16)	$1,700	$1,700,000
Series C
0.00%, 09/01/30	(NPFGC)	2,685	1,931,482
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	3,000	2,738,160
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/33	(PR 07/15/18)	750	811,793
San Mateo Union High School District GO
0.00%, 09/01/33		500	428,455
0.00%, 09/01/41	(Call 09/01/36)	460	428,016
Series A
0.00%, 07/01/51	(Call 09/01/41)	2,000	1,409,840
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36		2,500	1,293,250
Santa Clara County Financing Authority RB
Series L
5.25%, 05/15/36	(PR 05/15/18)	1,500	1,617,435
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,400	1,436,806
Santa Clara Valley Water District RB
Series A
5.00%, 06/01/46	(Call 12/01/25)	1,000	1,236,930
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,669,785
Southern California Public Power Authority RB
5.00%, 07/01/26	(Call 01/01/25)	1,500	1,919,970
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,260	1,453,700
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,229,552

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$315	$340,351
Series B
6.00%, 07/01/25	(PR 07/01/18)	2,500	2,747,200
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,500	1,698,030
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,920	700,070
Series D
5.00%, 08/01/44	(Call 08/01/25)	2,000	2,443,880
State of California
5.00%, 09/01/22		5,000	6,108,000
5.00%, 09/01/23		5,000	6,240,900
5.00%, 09/01/25		5,000	6,476,000
5.00%, 09/01/28		5,000	6,459,050
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,608,240
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	3,375	3,617,966
Series H
5.00%, 05/01/21	(PR 05/01/18)	1,075	1,153,937
5.00%, 05/01/21	(Call 05/01/18)	425	455,668
Series K
4.00%, 05/01/18		200	211,374
5.00%, 05/01/18		2,610	2,801,209
Series L
5.00%, 05/01/17		8,025	8,265,349
5.00%, 05/01/18		1,290	1,384,505
5.00%, 05/01/19		4,045	4,510,903
5.00%, 05/01/20		4,590	5,305,030
5.00%, 05/01/21	(PR 05/01/20)	1,805	2,084,992
5.00%, 05/01/21	(Call 05/01/20)	975	1,119,749
5.00%, 05/01/22	(PR 05/01/20)	715	825,911
5.00%, 05/01/22	(Call 05/01/20)	435	498,902
Series M
4.00%, 05/01/19		1,295	1,409,983

Security		Principal (000s)	Value
Series N
5.00%, 05/01/18		$1,490	$1,599,157
5.00%, 05/01/20		2,500	2,889,450
5.00%, 05/01/21		2,510	2,997,869
Series O
5.00%, 05/01/21		1,500	1,791,555
5.00%, 05/01/22		11,350	13,898,983
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	635	683,927
5.00%, 12/01/24	(Call 06/01/18)	15	16,152
5.00%, 12/01/27	(Call 06/01/18)	15	16,144
5.00%, 12/01/27	(PR 06/01/18)	485	522,369
5.00%, 12/01/28	(Call 06/01/18)	25	26,902
5.00%, 12/01/28	(PR 06/01/18)	670	721,624
Series AS
5.00%, 12/01/24	(ETM)	10	12,954
5.00%, 12/01/24		2,690	3,472,655
5.00%, 12/01/26	(PR 12/01/24)	5	6,477
5.00%, 12/01/26	(Call 12/01/24)	1,020	1,312,159
5.00%, 12/01/27	(PR 12/01/24)	5	6,477
5.00%, 12/01/27	(Call 12/01/24)	995	1,273,660
5.00%, 12/01/28	(PR 12/01/24)	5	6,477
5.00%, 12/01/28	(Call 12/01/24)	995	1,266,476
State of California GO
2.00%, 11/01/19		2,000	2,079,980
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,444,825
3.50%, 10/01/17		1,000	1,032,310
4.00%, 08/01/17		9,475	9,779,242
4.00%, 09/01/17		10,475	10,841,311
4.00%, 09/01/20		500	563,070
4.00%, 12/01/27	(Call 06/01/17)	6,155	6,309,737
4.00%, 09/01/28	(Call 09/01/26)	1,250	1,496,837
4.00%, 12/01/30	(Call 06/01/21)	500	568,450
4.00%, 09/01/32	(Call 09/01/26)	3,000	3,450,390
4.00%, 09/01/35	(Call 09/01/26)	8,940	10,162,456
4.00%, 09/01/36	(Call 09/01/26)	9,000	10,196,460
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,660,560
4.00%, 03/01/45	(Call 03/01/25)	6,500	7,226,700
4.00%, 08/01/45	(Call 08/01/25)	4,250	4,745,847
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,879,100
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,031,460
4.50%, 08/01/28	(Call 02/01/17) (AMBAC)	1,865	1,893,796

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
4.50%, 08/01/30	(Call 02/01/17)	$3,000	$3,045,540
4.75%, 04/01/18		280	298,376
5.00%, 09/01/16		3,000	3,000,000
5.00%, 10/01/16		5,950	5,972,848
5.00%, 11/01/16	(AMBAC)	345	347,646
5.00%, 12/01/16		200	202,296
5.00%, 04/01/17		1,950	2,001,265
5.00%, 10/01/17		3,000	3,145,500
5.00%, 02/01/18		3,200	3,399,872
5.00%, 03/01/18		1,900	2,025,457
5.00%, 04/01/18		2,715	2,903,855
5.00%, 06/01/18	(PR 06/01/17) (NPFGC)	200	206,774
5.00%, 08/01/18	(Call 02/01/17)	295	300,455
5.00%, 10/01/18		3,400	3,707,768
5.00%, 02/01/19		5,050	5,573,685
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,228,097
5.00%, 09/01/19		900	1,014,399
5.00%, 10/01/19		1,000	1,130,440
5.00%, 02/01/20		5,585	6,386,503
5.00%, 04/01/20		4,000	4,599,160
5.00%, 04/01/20	(Call 04/01/19)	1,460	1,622,819
5.00%, 09/01/20		1,500	1,748,160
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	560	588,868
5.00%, 12/01/20		2,500	2,937,275
5.00%, 12/01/20	(PR 12/01/16)	510	515,819
5.00%, 02/01/21		1,435	1,691,334
5.00%, 08/01/21	(Call 02/01/17)	400	407,360
5.00%, 09/01/21		8,875	10,633,935
5.00%, 10/01/21		3,500	4,202,730
5.00%, 10/01/21	(Call 10/01/19)	1,875	2,123,569
5.00%, 11/01/21	(Call 11/01/17)	250	262,858
5.00%, 12/01/21	(PR 12/01/16)	1,955	1,977,307
5.00%, 02/01/22		2,290	2,762,244
5.00%, 04/01/22		1,450	1,756,095
5.00%, 08/01/22	(Call 02/01/17)	410	417,528
5.00%, 09/01/22		1,465	1,791,402
5.00%, 11/01/22		1,060	1,300,938
5.00%, 12/01/22		1,000	1,229,540
5.00%, 03/01/23		4,300	5,309,296
5.00%, 08/01/23	(Call 02/01/17)	340	346,229
5.00%, 09/01/23		2,000	2,498,640
5.00%, 09/01/23	(Call 09/01/22)	5,000	6,130,300

Security		Principal (000s)	Value
5.00%, 10/01/23		$1,230	$1,539,603
5.00%, 10/01/23	(Call 10/03/16)	25	25,094
5.00%, 11/01/23		1,500	1,881,090
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,387,571
5.00%, 12/01/23		1,835	2,305,549
5.00%, 03/01/24		2,310	2,909,514
5.00%, 08/01/24	(Call 02/01/17)	1,840	1,873,635
5.00%, 09/01/24	(Call 09/01/22)	2,070	2,545,603
5.00%, 10/01/24	(Call 04/01/18)	5,815	6,206,117
5.00%, 12/01/24	(PR 12/01/16)	1,920	1,941,907
5.00%, 12/01/24	(Call 12/01/17)	500	527,350
5.00%, 08/01/25		7,690	9,953,244
5.00%, 08/01/25	(Call 02/01/17)	3,850	3,920,185
5.00%, 09/01/25	(Call 09/01/18)	1,750	1,897,735
5.00%, 09/01/25	(Call 09/01/23)	1,000	1,251,610
5.00%, 10/01/25	(Call 04/01/18)	1,530	1,632,403
5.00%, 10/01/25	(Call 10/01/24)	1,000	1,267,230
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,968,956
5.00%, 12/01/25	(PR 12/01/16)	2,800	2,831,948
5.00%, 03/01/26	(Call 03/01/25)	3,400	4,357,916
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,552,380
5.00%, 11/01/26	(Call 11/01/17)	625	656,706
5.00%, 02/01/27	(AMBAC)	550	725,406
5.00%, 06/01/27	(PR 06/01/17) (NPFGC)	780	806,481
5.00%, 06/01/27	(Call 06/01/17) (NPFGC)	1,220	1,259,772
5.00%, 08/01/27	(Call 02/01/25)	1,500	1,900,995
5.00%, 09/01/27	(Call 09/01/18)	2,900	3,142,991
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,545,820
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,870,676
5.00%, 08/01/28	(Call 08/01/18)	5,125	5,535,615
5.00%, 09/01/28	(Call 09/01/21)	1,085	1,295,566
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,239,240
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,535,320
5.00%, 08/01/29	(Call 02/01/25)	2,500	3,131,250
5.00%, 09/01/29	(Call 09/01/21)	1,000	1,192,450
5.00%, 10/01/29	(Call 04/01/18)	9,915	10,572,067
5.00%, 10/01/29	(Call 10/01/19)	6,905	7,786,492
5.00%, 10/01/29	(Call 10/01/24)	4,300	5,423,891
5.00%, 11/01/29	(Call 11/01/23)	2,500	3,097,825
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,496,980
5.00%, 08/01/30	(Call 02/01/25)	2,000	2,492,440

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 08/01/30	(Call 08/01/25)	$6,000	$7,558,140
5.00%, 10/01/30	(Call 10/01/24)	2,000	2,517,100
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,389,280
5.00%, 02/01/31	(Call 02/01/23)	1,500	1,820,010
5.00%, 05/01/31	(Call 05/01/24)	1,310	1,629,064
5.00%, 09/01/31	(PR 09/01/16)	525	525,000
5.00%, 09/01/31	(Call 09/01/21)	2,500	2,970,400
5.00%, 10/01/31	(Call 10/01/24)	2,540	3,190,164
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,859,355
5.00%, 02/01/32	(Call 02/01/22)	2,125	2,533,701
5.00%, 06/01/32	(PR 06/01/17)	3,020	3,122,529
5.00%, 08/01/32	(Call 08/01/25)	3,000	3,751,080
5.00%, 11/01/32	(Call 11/01/17)	8,005	8,398,366
5.00%, 02/01/33	(Call 02/01/22)	3,000	3,570,060
5.00%, 08/01/33	(Call 02/01/25)	2,000	2,466,120
5.00%, 08/01/33	(Call 08/01/24)	2,000	2,488,580
5.00%, 08/01/33	(Call 08/01/25)	3,460	4,310,191
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,214,420
5.00%, 10/01/33	(Call 10/01/24)	1,500	1,873,635
5.00%, 08/01/35	(Call 08/01/24)	1,980	2,447,161
5.00%, 08/01/35	(Call 08/01/25)	2,000	2,487,760
5.00%, 09/01/35	(PR 09/01/16)	720	720,000
5.00%, 09/01/36	(Call 09/01/22)	1,060	1,277,523
5.00%, 06/01/37	(PR 06/01/17)	7,080	7,320,366
5.00%, 11/01/37	(Call 11/01/17)	17,960	18,823,158
5.00%, 12/01/37	(Call 12/01/17)	2,615	2,749,620
5.00%, 02/01/38	(Call 02/01/22)	1,025	1,213,887
5.00%, 04/01/38	(Call 04/01/18)	26,870	28,619,774
5.00%, 09/01/41	(Call 09/01/21)	7,665	9,066,239
5.00%, 10/01/41	(Call 10/01/21)	6,265	7,428,724
5.00%, 04/01/42	(Call 04/01/22)	4,075	4,848,150
5.00%, 09/01/42	(Call 09/01/22)	7,000	8,423,030
5.00%, 04/01/43	(Call 04/01/23)	8,000	9,582,480
5.00%, 11/01/43	(Call 11/01/23)	22,795	27,678,373
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,214,600
5.00%, 09/01/45	(Call 09/01/26)	11,610	14,454,798
5.13%, 03/01/25	(Call 03/01/18)	2,025	2,157,212
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,177,032
5.25%, 02/01/20		1,105	1,272,883
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,322,620
5.25%, 10/01/21	(Call 10/01/19)	1,050	1,197,200
5.25%, 09/01/22		300	371,178
5.25%, 02/01/23		250	311,893
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,901,101

Security		Principal (000s)	Value
5.25%, 09/01/24	(Call 09/01/21)	$2,000	$2,426,600
5.25%, 09/01/25	(Call 09/01/21)	250	302,918
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,313,988
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,210,020
5.25%, 03/01/30	(Call 03/01/20)	500	572,165
5.25%, 08/01/32	(AGM)	3,455	4,778,991
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,412,140
5.25%, 03/01/38	(Call 03/01/18)	5,910	6,296,750
5.25%, 08/01/38	(Call 08/01/18)	3,745	4,057,595
5.50%, 04/01/18		8,115	8,743,344
5.50%, 04/01/19		1,155	1,296,996
5.50%, 04/01/21	(Call 04/01/19)	315	354,073
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,245,880
5.50%, 08/01/30	(Call 08/01/18)	485	528,364
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,143,950
5.50%, 11/01/39	(Call 11/01/19)	14,810	16,902,061
5.50%, 03/01/40	(Call 03/01/20)	3,170	3,641,728
5.60%, 03/01/36	(Call 03/01/20)	595	686,684
5.75%, 04/01/27	(Call 04/01/19)	1,630	1,837,222
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,916,121
5.75%, 04/01/31	(Call 04/01/19)	3,330	3,747,848
6.00%, 02/01/17	(AMBAC)	1,000	1,023,060
6.00%, 02/01/18	(AMBAC)	1,000	1,076,840
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,177,980
6.00%, 04/01/35	(Call 04/01/19)	1,530	1,733,337
6.00%, 11/01/35	(Call 11/01/19)	235	272,769
6.00%, 04/01/38	(Call 04/01/19)	16,695	18,913,765
6.00%, 11/01/39	(Call 11/01/19)	2,565	2,977,247
6.50%, 04/01/33	(Call 04/01/19)	6,570	7,536,118
Series A
4.25%, 07/01/17	(ETM)	1,080	1,113,815
4.60%, 07/01/19	(ETM)	2,000	2,223,800
5.00%, 07/01/17	(ETM)	5,625	5,836,162
5.00%, 07/01/18	(ETM)	4,265	4,609,058
5.00%, 07/01/19	(ETM)	2,000	2,246,240
5.00%, 07/01/20	(PR 07/01/19)	11,350	12,740,602
5.25%, 07/01/21	(PR 07/01/19)	2,000	2,259,060
Series B
5.00%, 09/01/18		1,500	1,630,590
5.00%, 09/01/20		4,800	5,594,112
5.00%, 09/01/21		1,280	1,533,683
5.00%, 09/01/23		2,000	2,498,640
5.00%, 09/01/25		3,000	3,888,690

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series C
5.00%, 09/01/32	(Call 09/01/25)	$3,000	$3,757,560
Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,000	1,118,550
Turlock Irrigation District RB
Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,117,170
University of California RB
4.00%, 05/15/36	(Call 05/15/25)	1,000	1,125,840
Series AF
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,886,031
5.00%, 05/15/36	(Call 05/15/23)	2,500	3,036,600
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,330,525
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,298,087
5.00%, 05/15/38	(Call 05/15/23)	21,150	25,629,570
Series AK
5.00%, 05/15/48		4,600	5,741,444
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	498,888
Series AO
5.00%, 05/15/22		1,475	1,801,919
5.00%, 05/15/23		1,500	1,877,085
5.00%, 05/15/27	(Call 05/15/25)	5,000	6,445,700
Series AT
1.40%, 05/15/46	(Call 11/15/20)	1,500	1,524,030
Series G
5.00%, 05/15/28	(Call 05/15/22)	2,240	2,679,040
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,275,085
Series I
5.00%, 05/15/32	(Call 05/15/25)	4,070	5,107,524
5.00%, 05/15/40	(Call 05/15/25)	2,000	2,473,540
Series K
4.00%, 05/15/46	(Call 05/15/26)	1,785	2,014,426
5.00%, 05/15/35	(Call 05/15/26)	2,000	2,504,800
Series Q
5.00%, 05/15/21	(Call 05/15/17)	15	15,624
5.00%, 05/15/21	(PR 05/15/17)	285	296,819
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	905	990,323

Security		Principal (000s)	Value
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	$1,810	$2,168,977
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	1,750	1,994,632
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	184,650
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	4,825	2,825,086
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	594,615
4.00%, 08/01/38	(Call 08/01/23)	1,630	1,799,650
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	1,000	1,083,950

			1,739,447,716
COLORADO — 0.67%
Board of Governors of Colorado State University System RB
Series A
4.00%, 03/01/49	(Call 03/01/25)	4,000	4,301,280
5.00%, 03/01/38	(Call 03/01/22) (HERBIP)	500	588,010
City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,164,100
5.00%, 11/15/23	(Call 11/15/16)	5,365	5,414,143
5.25%, 11/15/36	(Call 11/15/19)	535	609,119
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,801,977
5.00%, 11/15/43	(Call 11/15/22)	250	298,042
5.00%, 11/15/43	(Call 11/15/23)	3,000	3,517,530

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
City & County of Denver Co. RB
Series A
5.00%, 08/01/44	(Call 08/01/26)	$3,000	$3,720,540
City of Aurora CO Water Revenue RB
Series A
5.00%, 08/01/39	(PR 08/01/17) (AMBAC)	1,000	1,040,710
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	549,325
Series E-1
5.00%, 03/01/47	(Call 03/01/25)	1,000	1,197,710
County of Adams CO COP
4.00%, 12/01/45	(Call 12/01/25)	700	774,025
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC, SAW)	540	697,248
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	1,038,840
5.00%, 12/01/31	(PR 12/01/22) (SAW)	2,000	2,465,640
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40		850	394,077
0.00%, 09/01/41		1,000	446,800
Series B
0.00%, 09/01/16	(NPFGC)	765	765,000
0.00%, 09/01/19	(NPFGC)	435	415,555
0.00%, 09/01/20	(NPFGC)	665	623,677
0.00%, 09/01/23	(NPFGC)	165	141,405
0.00%, 09/01/24	(NPFGC)	1,165	965,622
0.00%, 09/01/29	(NPFGC)	2,500	1,736,400
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	548,540
Regional Transportation District COP
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	571,810

Security		Principal (000s)	Value
Regional Transportation District RB
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	$3,470	$3,611,160
5.00%, 11/01/27		1,500	1,957,605
5.00%, 11/01/28		1,500	1,976,175
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,015,240
State of Colorado COP
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,156,440
State of Colorado Department of Transportation RB
5.00%, 12/15/16		2,200	2,228,952
University of Colorado RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,206,040

			50,938,737
CONNECTICUT — 1.08%
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		1,500	1,502,400
1.38%, 07/01/35		1,600	1,620,736
Series A-4
1.20%, 07/01/49		4,500	4,537,845
Series L
5.00%, 07/01/45	(Call 07/01/25)	1,000	1,180,510
Series U
1.00%, 07/01/33		2,000	2,006,520
State of Connecticut GO
5.00%, 08/01/19		1,000	1,116,170
Series A
5.00%, 10/15/17		2,000	2,097,620
5.00%, 10/15/21		2,000	2,363,740
5.00%, 03/15/22		1,000	1,187,690
5.00%, 10/15/23		2,000	2,451,860
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,169,902
5.00%, 02/15/25	(Call 02/15/19)	2,660	2,919,057
Series B
5.00%, 05/15/21		2,000	2,341,220
5.00%, 05/15/26		1,500	1,904,325
5.00%, 06/15/27	(Call 06/15/25)	2,795	3,469,517
5.25%, 06/01/20	(AMBAC)	690	794,625

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series C
5.00%, 12/15/16		$1,000	$1,013,060
5.00%, 06/15/17		3,000	3,103,560
5.00%, 06/01/22		1,500	1,789,845
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,192,260
Series D
5.00%, 11/01/19		2,000	2,249,580
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,322,760
5.00%, 11/01/25	(PR 11/01/16)	1,500	1,511,250
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,336,580
Series E
4.00%, 09/15/27	(Call 09/15/22)	3,500	3,909,115
5.00%, 12/15/16		1,500	1,519,590
5.00%, 12/15/18	(Call 12/15/16)	230	233,004
Series F
5.00%, 11/15/27	(Call 11/15/25)	2,000	2,499,520
5.00%, 11/15/31	(Call 11/15/25)	1,500	1,846,815
5.00%, 11/15/32	(Call 11/15/25)	2,000	2,453,080
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19		1,000	1,130,490
Series A
5.00%, 10/01/24	(Call 10/01/23)	1,940	2,426,436
5.00%, 08/01/26	(Call 08/01/25)	1,000	1,268,490
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,251,130
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,242,200
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,426,760
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,229,900
5.00%, 08/01/32	(Call 08/01/25)	1,200	1,477,224
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,451,480
5.00%, 08/01/33	(Call 08/01/25)	1,000	1,226,470
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		1,500	1,528,110
5.00%, 02/01/19		3,000	3,303,600

			82,606,046
DELAWARE — 0.17%
Delaware Transportation Authority RB
5.00%, 06/01/55	(Call 06/01/25)	2,000	2,351,160
State of Delaware GO
Series 2009C
5.00%, 10/01/16		9,000	9,034,740

Security		Principal (000s)	Value
Series B
5.00%, 07/01/23		$1,500	$1,880,160

			13,266,060
DISTRICT OF COLUMBIA — 0.99%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,827,195
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,694,248
4.75%, 06/01/36	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,028,440
5.00%, 06/01/20		4,000	4,612,680
5.00%, 06/01/23		1,000	1,243,050
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,659,040
5.00%, 06/01/38	(Call 06/01/25)	2,000	2,438,120
5.00%, 06/01/41	(Call 06/01/26)	2,500	3,098,775
Series B
5.25%, 06/01/20	(SGI)	1,000	1,162,380
Series C
5.00%, 06/01/35	(Call 06/01/24)	2,215	2,698,690
5.00%, 06/01/38	(Call 06/01/24)	2,000	2,425,520
District of Columbia RB
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,084,750
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,434,887
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,147,110
5.00%, 12/01/26	(Call 06/01/20)	500	573,160
5.00%, 12/01/27	(Call 06/01/20)	1,500	1,718,280
5.00%, 12/01/31	(Call 06/01/20)	500	571,885
5.25%, 12/01/34	(Call 12/01/19)	1,870	2,134,306
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	452,324
Series B-1
5.00%, 02/01/31	(Call 10/03/16) (NPFGC)	980	983,802
Series C
4.00%, 12/01/37	(Call 12/01/22)	1,000	1,096,580
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,223,910
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,462,460
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,215,750
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,955,825

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	$240	$293,270
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,415,324
5.50%, 10/01/39	(PR 10/01/18)	1,000	1,100,520
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	3,900	4,109,313
6.00%, 10/01/35	(PR 10/01/18)	500	555,425
Series B
5.25%, 10/01/44	(Call 10/01/25)	2,000	2,509,080
Series C
5.00%, 10/01/44	(Call 10/01/24)	5,700	6,885,258
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,261,020
Series A
0.00%, 10/01/37		4,000	1,827,560
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,426,798
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,143,980
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,768,464
Washington Convention & Sports Authority RB
Series A
4.50%, 10/01/30	(Call 10/03/16) (AMBAC)	200	200,556

			75,439,735
FLORIDA — 3.51%
Broward County FL Water & Sewer Utility Revenue RB
Series A
5.25%, 10/01/34	(PR 10/01/18)	500	547,240
City of Cape Coral FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	1,000	1,123,710

Security		Principal (000s)	Value
City of Clearwater FL Water & Sewer Revenue RB
Series A
5.25%, 12/01/39	(Call 12/01/19)	$1,000	$1,123,150
City of Jacksonville FL RB
5.00%, 10/01/24	(Call 10/01/22)	2,010	2,424,683
5.00%, 10/01/37	(PR 10/01/17) (NPFGC)	2,000	2,096,320
City of Miami Beach FL
Series 2015
5.00%, 09/01/40	(Call 09/01/25)	1,000	1,207,530
City of Tallahassee FL Utility System Revenue RB
5.00%, 10/01/37	(Call 10/01/17)	10,660	11,146,949
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,758,198
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	2,000	2,364,660
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41	(Call 10/01/26)	2,000	2,433,220
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,302,180
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,585,520
5.50%, 10/01/36	(Call 10/01/19)	1,900	2,159,103
Series B
5.00%, 10/01/37	(Call 10/01/24)	2,560	3,083,904
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,121,020
5.00%, 10/01/41	(PR 10/01/18) (AGM)	2,395	2,609,951
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,134,900
Series A
4.00%, 07/01/42	(Call 07/01/25)	2,000	2,244,840
5.00%, 07/01/38	(Call 07/01/26)	2,000	2,460,880
Series B-1
5.63%, 07/01/38	(PR 07/01/18)	1,000	1,091,090
County of Miami-Dade FL RB
5.00%, 10/01/35	(Call 10/01/26)	2,000	2,445,160
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,193,930

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	$1,450	$1,707,056
5.00%, 10/01/35	(Call 09/05/16) (NPFGC)	1,125	1,125,574
County of Miami-Dade FL Transit System RB
5.00%, 07/01/42	(Call 07/01/22)	5,030	5,915,934
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24		4,000	5,071,520
5.00%, 10/01/25		2,500	3,220,800
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,969,388
Series A
5.00%, 10/01/42	(Call 10/01/22)	5,000	5,877,000
Series C
5.38%, 10/01/24	(PR 10/01/18)	2,500	2,742,650
County of Miami-Dade Seaport Department RB
Series A
6.00%, 10/01/38	(Call 10/01/23)	1,050	1,314,275
County of Palm Beach FL RB
5.00%, 05/01/38	(PR 05/01/18)	3,000	3,217,680
County of Seminole FL Water & Sewer Revenue RB
5.00%, 10/01/31	(PR 10/01/16)	600	602,280
5.00%, 10/01/36	(PR 10/01/16)	2,020	2,027,676
Florida Municipal Power Agency RB
5.00%, 10/01/31	(PR 10/01/18)	380	413,774
5.00%, 10/01/31	(Call 10/01/18)	70	75,362
5.25%, 10/01/20	(PR 10/01/18)	1,595	1,744,994
5.25%, 10/01/20	(Call 10/01/18)	280	305,796
5.25%, 10/01/21	(PR 10/01/18)	220	240,689
5.25%, 10/01/21	(Call 10/01/18)	35	38,202
Series A
5.00%, 10/01/21		500	592,465
5.00%, 10/01/29	(Call 10/01/26)	5,000	6,323,100
5.00%, 10/01/31	(Call 10/01/26)	500	625,465
5.25%, 10/01/19		1,000	1,129,370
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,045,120

Security		Principal (000s)	Value
Series B
5.00%, 07/01/17		$2,000	$2,074,220
5.00%, 07/01/40	(Call 07/01/20)	1,140	1,308,754
Hillsborough County Aviation Authority RB
Series A
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,192,420
Series B
5.00%, 10/01/40	(Call 10/01/24)	1,500	1,777,710
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,183,530
Hillsborough County School Board COP
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,950,950
JEA Electric System Revenue RB
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,809,025
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,323,260
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,975	2,301,033
Miami Beach Redevelopment Agency RB
Series 2015A
5.00%, 02/01/40	(Call 02/01/24)	1,000	1,181,620
Miami-Dade County Educational Facilities Authority RB
Series A
5.00%, 04/01/40	(Call 04/01/25)	1,000	1,191,180
5.00%, 04/01/45	(Call 04/01/25)	4,000	4,757,920
Miami-Dade County Expressway Authority RB
5.00%, 07/01/39	(Call 10/03/16) (AMBAC)	1,000	1,001,890
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,111,227
5.00%, 07/01/39	(Call 07/01/24)	2,830	3,363,625
5.00%, 07/01/40	(Call 07/01/20)	2,105	2,390,649
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,182,280

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 07/01/26	(Call 07/01/24)	$1,015	$1,253,809
Mid-Bay Bridge Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/25)	1,000	1,181,500
Orange County School Board COP
Series A
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,500	2,600,075
Series C
5.00%, 08/01/34	(Call 08/01/26)	2,500	3,063,125
Orlando Utilities Commission RB
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,505,700
Series A
5.00%, 10/01/18		2,800	3,048,248
5.00%, 10/01/22		1,000	1,222,940
5.00%, 10/01/25		1,500	1,941,660
Series B
5.00%, 10/01/33	(PR 04/01/19)	215	238,304
5.00%, 10/01/33	(Call 04/01/19)	285	315,216
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22		500	604,385
5.00%, 07/01/35	(Call 07/01/23)	4,055	4,825,409
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,258,600
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,821,250
Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	309,123
Series D
5.00%, 08/01/31	(Call 08/01/25)	2,000	2,452,940
Series E
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	500	520,450
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,185,750
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,398,727
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	251,519

Security		Principal (000s)	Value
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/38	(Call 06/01/23)	$4,200	$4,953,984
School Board of Miami-Dade County (The) COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,090,100
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,212,490
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	1,400	1,410,682
5.25%, 02/01/27	(PR 02/01/19) (AGM)	2,690	2,981,731
Series B
5.00%, 05/01/27	(Call 05/01/25)	2,500	3,083,625
5.25%, 05/01/31	(PR 05/01/18) (AGM)	2,260	2,432,551
Series D
5.00%, 02/01/27	(Call 02/01/26)	2,000	2,507,400
School Board of Miami-Dade County (The) GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,331,360
School District of Broward County/FL COP
Series A
5.00%, 07/01/20		3,000	3,447,720
5.00%, 07/01/21		1,000	1,179,970
South Florida Water Management District COP
5.00%, 10/01/33	(Call 04/01/26)	1,000	1,236,830
St. Johns River Power Park RB
Series 23
5.00%, 10/01/18		500	544,440
Series SIX
4.00%, 10/01/32	(Call 10/01/17)	10,000	10,298,500
State of Florida GO
Series A
5.00%, 06/01/17		1,360	1,405,560
5.00%, 06/01/18		2,500	2,691,400
5.00%, 06/01/21	(Call 06/01/20)	1,320	1,523,346
5.00%, 06/01/22		1,800	2,192,346
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,122,230
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,671,405

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series D
5.00%, 06/01/18		$1,465	$1,577,160
5.00%, 06/01/19		3,500	3,913,770
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,124,640
5.00%, 06/01/22		2,000	2,435,940
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,171,360
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,218,796
Series F
4.00%, 06/01/19		100	109,307
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,180,170
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,500	1,709,805
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20		11,400	13,171,104
Series B
5.00%, 07/01/18		1,000	1,078,570
Series E
5.00%, 07/01/17		1,590	1,649,005
5.00%, 07/01/18		1,320	1,423,712
5.00%, 07/01/20		1,000	1,155,360
Tampa Bay Water RB
5.00%, 10/01/34	(PR 10/01/18)	1,000	1,089,750
5.00%, 10/01/38	(PR 10/01/18)	2,000	2,179,500
Series A
5.00%, 10/01/16	(ETM)	500	501,875
Series B
5.00%, 10/01/19	(ETM)	1,085	1,224,748
Tampa-Hillsborough County Expressway Authority RB
Series A
5.00%, 07/01/37	(Call 07/01/22)	2,000	2,320,380
Series B
5.00%, 07/01/42	(Call 07/01/22)	3,050	3,536,780

			267,173,733
GEORGIA — 2.99%
Atlanta Development Authority RB
Series A-1
5.25%, 07/01/40	(Call 07/01/25)	1,000	1,233,670
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,221,970

Security		Principal (000s)	Value
Series A
5.00%, 01/01/18		$1,125	$1,189,856
5.00%, 01/01/19		2,850	3,131,010
5.00%, 01/01/21		1,000	1,169,200
Series B
5.00%, 01/01/17		1,000	1,014,960
5.00%, 01/01/18		1,185	1,253,315
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,134,680
5.00%, 01/01/23	(Call 01/01/20)	3,850	4,360,356
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,568,862
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,165,330
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,143,629
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,473,400
5.00%, 11/01/33	(Call 05/01/25)	7,000	8,625,610
5.00%, 11/01/40	(Call 05/01/25)	6,870	8,349,867
5.00%, 11/01/43	(Call 05/01/25)	3,000	3,638,340
Series A
5.50%, 11/01/18	(NPFGC-FGIC)	100	110,165
5.50%, 11/01/22	(NPFGC)	2,000	2,439,000
6.00%, 11/01/26	(PR 11/01/19)	1,000	1,165,220
6.00%, 11/01/27	(PR 11/01/19)	1,000	1,165,220
6.00%, 11/01/28	(PR 11/01/19)	2,320	2,703,310
6.25%, 11/01/34	(PR 11/01/19)	3,000	3,519,120
6.25%, 11/01/39	(PR 11/01/19)	9,825	11,525,118
County of DeKalb GA Water & Sewerage Revenue RB
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,839,313
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17	(Call 10/03/16) (NPFGC)	2,000	2,007,480
Series A
5.00%, 06/01/17		2,000	2,065,000
5.00%, 06/01/18	(AGM)	1,000	1,073,280
5.00%, 06/01/19		1,360	1,514,850
5.00%, 03/01/21	(GTD)	2,000	2,368,640
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	1,500	1,744,530
5.00%, 02/01/22		2,000	2,424,160

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 02/01/31	(Call 08/01/25)	$2,000	$2,536,320
5.00%, 02/01/34	(Call 08/01/25)	2,495	3,128,930
Series A
4.00%, 10/01/16		11,250	11,283,862
4.50%, 10/01/17		3,100	3,233,114
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/39	(Call 07/01/19)	975	1,084,112
Series B
5.00%, 07/01/27	(PR 07/01/17) (AGM)	25	25,921
5.00%, 07/01/28	(PR 07/01/17) (AGM)	950	985,008
5.00%, 07/01/37	(PR 07/01/17) (AGM)	4,400	4,562,932
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60	(Call 07/01/25)	1,000	1,183,400
Series A
5.00%, 01/01/20		1,000	1,135,390
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,150,590
5.00%, 01/01/28	(Call 07/01/26)	2,000	2,553,660
5.25%, 01/01/17		500	507,830
5.25%, 01/01/18		2,500	2,650,325
Series B
5.00%, 01/01/20		3,000	3,406,170
Series D
5.75%, 01/01/19	(PR 07/01/18)	2,455	2,684,199
5.75%, 01/01/19	(Call 07/01/18)	860	939,301
5.75%, 01/01/20	(PR 07/01/18)	370	404,543
5.75%, 01/01/20	(Call 07/01/18)	130	141,874
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		2,000	2,005,920
Private Colleges & Universities Authority RB
Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,432,720
State of Georgia GO
Series A
5.00%, 02/01/27	(Call 02/01/26)	14,595	19,131,126
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,220,390

Security		Principal (000s)	Value
Series A-1
5.00%, 02/01/19		$1,000	$1,104,210
5.00%, 02/01/21		6,035	7,129,809
5.00%, 02/01/22		1,000	1,212,080
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,523,700
Series B
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,747,725
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,097,870
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,327,880
5.00%, 07/01/17		11,535	11,963,064
5.00%, 07/01/19		5,500	6,165,610
5.00%, 07/01/20	(Call 07/01/17)	3,725	3,857,833
5.00%, 07/01/21	(Call 07/01/17)	9,000	9,320,130
5.00%, 10/01/21		5,000	6,017,650
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,169,720
Series D
5.00%, 07/01/17		2,100	2,177,931
Series E-2
4.00%, 09/01/16		5,325	5,325,000
4.00%, 09/01/18		1,200	1,280,496
Series G
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,509,550
Series I
5.00%, 07/01/17		3,000	3,111,330
5.00%, 07/01/18		1,000	1,079,910
5.00%, 07/01/20		4,500	5,219,460

			228,067,056
HAWAII — 0.97%
City & County of Honolulu HI GO
Series A
5.00%, 10/01/39	(Call 10/01/25)	3,000	3,696,450
Series B
5.25%, 07/01/19	(AGM)	2,000	2,251,820
City & County of Honolulu HI Wastewater System Revenue RB
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,424,040
Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,199,420

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
State of Hawaii Airports System Revenue RB
Series A
5.00%, 07/01/39	(Call 07/01/20)	$3,700	$4,169,567
State of Hawaii GO
Series DJ
5.00%, 04/01/25	(PR 04/01/17) (AMBAC)	1,000	1,026,000
5.00%, 04/01/27	(PR 04/01/17) (AMBAC)	1,500	1,539,000
Series DQ
5.00%, 06/01/19		1,000	1,116,180
5.00%, 06/01/22	(PR 06/01/19)	500	558,235
5.00%, 06/01/29	(PR 06/01/19)	1,450	1,618,882
Series DR
5.00%, 06/01/17		1,000	1,033,500
Series DY
5.00%, 02/01/18		1,410	1,496,856
5.00%, 02/01/19		5,315	5,861,010
Series DZ
5.00%, 12/01/16		1,140	1,153,099
5.00%, 12/01/20	(ETM)	305	357,579
5.00%, 12/01/20		445	521,206
5.00%, 12/01/23	(PR 12/01/21)	950	1,146,926
5.00%, 12/01/23	(Call 12/01/21)	50	59,526
5.00%, 12/01/25	(Call 12/01/21)	2,000	2,375,440
5.00%, 12/01/28	(PR 12/01/21)	880	1,062,415
5.00%, 12/01/28	(Call 12/01/21)	1,620	1,912,361
5.00%, 12/01/29	(Call 12/01/21)	1,000	1,173,280
5.00%, 12/01/30	(Call 12/01/21)	750	888,000
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,771,830
Series EA
5.00%, 12/01/16		2,500	2,528,725
5.00%, 12/01/20		500	585,625
5.00%, 12/01/21		1,500	1,806,525
Series EE
5.00%, 11/01/27	(Call 11/01/22)	6,000	7,286,880
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,573,832
Series EF
5.00%, 11/01/17		1,500	1,577,145
5.00%, 11/01/22		1,000	1,226,530
Series EH
5.00%, 08/01/18		1,315	1,423,553
5.00%, 08/01/23		2,000	2,493,340
5.00%, 08/01/33	(Call 08/01/23)	500	611,620

Security		Principal (000s)	Value
Series EO
5.00%, 08/01/23		$1,000	$1,246,670
5.00%, 08/01/24		1,000	1,271,090
5.00%, 08/01/26	(Call 08/01/24)	2,500	3,178,450
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,248,350
Series EP
5.00%, 08/01/22		1,000	1,219,600
Series EZ
5.00%, 10/01/27	(Call 10/01/25)	2,000	2,558,140
Series FE
5.00%, 10/01/27	(Call 10/01/26)	1,300	1,696,669

			73,945,366
IDAHO — 0.05%
Idaho Housing & Finance Association RB
5.00%, 07/15/26		1,000	1,263,220
5.25%, 07/15/26	(PR 07/15/18) (AGC)	2,140	2,323,676

			3,586,896
ILLINOIS — 2.83%
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,330,140
Series B
5.00%, 01/01/46	(Call 01/01/26)	2,255	2,692,605
Chicago O’Hare International Airport RB
5.00%, 01/01/32	(Call 01/01/25)	5,000	6,005,700
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,194,410
Series 2015B
5.00%, 01/01/22		2,000	2,380,060
5.00%, 01/01/27	(Call 01/01/25)	2,500	3,081,625
5.00%, 01/01/30	(Call 01/01/25)	3,510	4,251,487
Series A
5.00%, 01/01/33	(Call 01/01/18) (AGM)	2,000	2,099,920
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	523,890
5.75%, 01/01/39	(Call 01/01/21)	500	584,695
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,645	1,668,820
5.00%, 01/01/20	(Call 01/01/17) (AGM)	810	821,486

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.25%, 01/01/17	(NPFGC)	$1,050	$1,065,908
5.25%, 01/01/18	(NPFGC)	820	868,175
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,915,415
6.50%, 01/01/41	(Call 01/01/21)	1,560	1,892,608
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,967,878
5.00%, 01/01/46	(Call 01/01/25)	1,000	1,186,980
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,094,550
5.00%, 01/01/40	(Call 01/01/20)	610	665,821
Chicago Transit Authority RB
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	325	328,734
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,172,270
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,916,225
City of Chicago IL GO
Series A
5.00%, 01/01/24	(Call 10/03/16)	290	292,485
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,076,790
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,095,276
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	908,226
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,269,920
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,100,960
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,788,425
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,062,840
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,232,251
County of Cook IL GO
Series A
5.00%, 11/15/19		500	555,015
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,138,020
5.25%, 11/15/28	(Call 11/15/21)	500	565,145
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,397,962

Security		Principal (000s)	Value
County of Will IL GO
5.00%, 11/15/41	(Call 11/15/25)	$1,200	$1,440,912
Illinois Finance Authority RB
Series A
5.00%, 10/01/38	(Call 10/01/24)	2,000	2,355,840
5.00%, 10/01/40	(Call 10/01/25)	2,000	2,375,400
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,178,860
Illinois Municipal Electric Agency RB
Series A
5.00%, 02/01/35	(PR 02/01/17) (NPFGC-FGIC)	2,700	2,750,733
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		4,280	4,837,042
5.00%, 12/01/22		1,000	1,216,080
5.00%, 12/01/32	(Call 01/01/26)	3,000	3,693,780
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,175,000
5.00%, 01/01/40	(Call 07/01/25)	2,000	2,402,820
Series A-1
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,117,520
5.00%, 01/01/31	(Call 01/01/20)	700	780,808
Series B
5.00%, 12/01/17		1,000	1,053,350
5.00%, 01/01/36	(Call 01/01/26)	1,000	1,211,560
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,980,925
5.00%, 01/01/37	(Call 01/01/26)	1,500	1,813,170
5.00%, 01/01/40	(Call 01/01/26)	6,500	7,815,080
5.00%, 01/01/41	(Call 07/01/26)	4,000	4,843,600
5.50%, 01/01/33	(PR 01/01/18)	2,050	2,183,475
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,387,240
Series D
5.00%, 01/01/22		3,915	4,667,894
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured)
0.00%, 12/15/35		2,000	938,720
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	1,000	968,390
0.00%, 06/15/28	(NPFGC)	3,435	2,277,268
0.00%, 12/15/52	(AGM)	7,000	1,614,690
5.00%, 06/15/53	(Call 12/15/25)	1,000	1,128,080

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.50%, 06/15/29	(ETM) (NPFGC-FGIC)	$95	$124,750
5.50%, 06/15/29	(NPFGC-FGIC)	1,805	2,278,903
Series A
0.00%, 12/15/22	(NPFGC)	340	283,271
0.00%, 06/15/31	(NPFGC)	1,035	603,581
0.00%, 12/15/34	(NPFGC)	3,000	1,480,260
0.00%, 06/15/36	(NPFGC)	2,800	1,286,208
0.00%, 12/15/36	(NPFGC)	4,000	1,801,680
0.00%, 06/15/37	(NPFGC)	415	183,285
0.00%, 06/15/40	(NPFGC)	3,500	1,368,605
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,158,360
Series B
0.00%, 06/15/26	(AGM)	2,000	1,458,220
0.00%, 06/15/27	(AGM)	1,000	701,610
0.00%, 06/15/43	(AGM)	2,000	697,700
0.00%, 06/15/45	(AGM)	770	246,908
0.00%, 06/15/46	(AGM)	1,600	491,744
0.00%, 06/15/47	(AGM)	330	97,192
0.00%, 12/15/51		8,800	1,896,840
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,027,380
5.00%, 06/15/50	(Call 06/15/20)	4,500	4,756,995
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,601,640
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	3,295	3,331,179
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,516,470
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	824,211
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,158,690
Series C
5.25%, 12/01/32		1,340	1,729,484
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	606,010
5.75%, 06/01/23	(AGM)	1,000	1,228,030
State of Illinois GO
5.00%, 01/01/17	(AGM)	1,500	1,520,355
5.00%, 01/01/18		1,190	1,243,467
5.00%, 07/01/19		1,000	1,078,760
5.00%, 08/01/19		2,075	2,242,494
5.00%, 01/01/20	(AGM)	975	1,079,822

Security		Principal (000s)	Value
5.00%, 05/01/20		$3,000	$3,293,550
5.00%, 08/01/21		2,000	2,240,560
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,618,170
5.00%, 02/01/22		2,000	2,248,620
5.00%, 08/01/22		580	656,409
5.00%, 02/01/23		2,250	2,558,857
5.00%, 02/01/24		2,500	2,871,975
5.00%, 08/01/24	(Call 08/01/22)	3,550	3,971,669
5.00%, 02/01/26	(Call 02/01/24)	2,000	2,271,740
5.00%, 05/01/29	(Call 05/01/24)	1,900	2,124,428
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,660,350
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,090,220
5.00%, 02/01/39	(Call 02/01/24)	6,285	6,819,036
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,262,880
5.50%, 07/01/27	(Call 07/01/23)	660	761,231
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,127,040
Series A
5.00%, 03/01/34	(Call 10/03/16)	4,985	5,010,972
State of Illinois RB
5.00%, 06/15/17		2,000	2,068,260
5.00%, 06/15/19		545	606,133
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,800,015
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,209,220
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 12/15/16		1,000	1,013,220
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,519,215
5.00%, 12/15/17	(Call 12/15/16)	500	506,370

			215,815,198
INDIANA — 0.40%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,203,840
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,009,160
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	9,450	9,536,562
5.00%, 02/01/20		1,000	1,141,330
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,381,580
5.25%, 02/01/17	(ETM)	705	718,860
5.25%, 02/01/35	(Call 08/01/25)	1,000	1,227,530

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 10/01/41	(Call 10/01/21)	$1,000	$1,159,510
Series C
5.00%, 12/01/23		1,250	1,566,813
Indiana Municipal Power Agency RB
Series A
5.00%, 01/01/37	(PR 01/01/17) (NPFGC)	500	507,310
5.00%, 01/01/42	(PR 01/01/17) (NPFGC)	2,520	2,556,842
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,561,275
5.75%, 01/01/38	(Call 01/01/19)	5,470	6,108,130

			30,678,742
IOWA — 0.04%
Iowa Finance Authority RB
5.00%, 08/01/20		1,000	1,160,500
State of Iowa RB
Series A
5.00%, 06/01/27	(Call 06/01/26)	1,000	1,287,550
5.00%, 06/01/27	(PR 06/01/19)	500	559,110

			3,007,160
KANSAS — 0.27%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,214,961
State of Kansas Department of Transportation RB
5.00%, 09/01/25		2,500	3,257,725
5.00%, 09/01/29	(Call 09/01/25)	1,000	1,275,910
5.00%, 09/01/30	(Call 09/01/25)	1,500	1,907,175
Series A
5.00%, 09/01/16		1,700	1,700,000
5.00%, 09/01/22		6,000	7,368,060
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,541,960
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,257,490

			20,523,281

Security		Principal (000s)	Value
KENTUCKY — 0.14%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	$320	$347,130
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,245,010
Kentucky Public Transportation Infrastructure Authority RB
Series 2013A
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,191,180
Series A
3.00%, 07/01/17		100	101,899
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,739,152
5.38%, 11/01/23	(PR 11/01/18)	880	968,369
5.38%, 11/01/23	(Call 11/01/18)	120	131,291
Series A
5.00%, 08/01/19		1,000	1,115,150
Series B
5.00%, 11/01/23		1,500	1,819,830
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	589,915
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,179,830

			10,428,756
LOUISIANA — 0.51%
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,178,190
City of New Orleans LA Water System Revenue RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,166,630
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(PR 02/01/19)	1,000	1,108,960
Series B
5.00%, 02/01/39	(Call 02/01/25)	2,000	2,400,880

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	$2,000	$2,349,840
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	1,063,960
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/21	(AGM)	1,000	1,177,290
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	1,000	1,160,860
5.00%, 05/01/41	(Call 05/01/25)	1,000	1,210,150
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,102,110
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,199,270
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,194,250
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,182,909
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,202,770
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,664,635
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,126,060
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,105,770
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,289,520
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,213,360
Series B
5.00%, 08/01/27	(Call 08/01/26)	3,000	3,807,450
Series C
5.00%, 07/15/21		1,000	1,177,620
5.00%, 08/01/23		1,000	1,224,410
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,178,350
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,498,800

			38,984,044
MARYLAND — 2.33%
City of Baltimore MD RB
Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,187,900

Security		Principal (000s)	Value
County of Montgomery MD GO
Series A
5.00%, 11/01/18		$2,000	$2,187,760
5.00%, 11/01/20		4,500	5,275,620
5.00%, 07/01/21		2,530	3,022,161
5.00%, 11/01/21		1,500	1,807,500
Series B
5.00%, 11/01/23		6,050	7,626,448
5.00%, 11/01/25	(Call 11/01/24)	3,900	5,005,221
5.00%, 11/01/26	(Call 11/01/24)	1,000	1,285,170
Maryland State Transportation Authority RB
5.00%, 03/01/17		2,685	2,745,225
5.00%, 03/01/19	(Call 03/01/17)	1,295	1,323,153
5.00%, 07/01/35	(Call 07/01/18) (AGM)	10,000	10,733,300
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,146,660
5.25%, 03/01/17		2,000	2,047,360
State of Maryland Department of Transportation RB
5.00%, 05/01/18		2,000	2,145,700
5.00%, 02/15/23		6,575	8,149,647
5.00%, 02/15/23	(PR 02/15/18)	2,500	2,657,650
State of Maryland GO
5.00%, 08/01/18		1,300	1,408,446
5.00%, 03/01/19		1,500	1,661,430
5.00%, 08/01/19		1,000	1,124,330
5.00%, 03/01/20		1,500	1,720,755
5.00%, 03/01/24	(PR 03/01/21)	3,000	3,547,620
First Series
4.00%, 08/15/18		2,350	2,504,277
5.00%, 03/15/17		450	460,868
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,085,514
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,278,556
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,423,457
5.00%, 06/01/24		2,000	2,556,840
First Series B
5.00%, 03/01/18		3,885	4,140,516
5.00%, 03/01/19		2,525	2,796,740
5.00%, 03/15/20		1,660	1,906,792
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,429,475
First Series C
4.00%, 08/15/21		3,930	4,517,692
4.00%, 08/15/22		1,000	1,168,570

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Second Series
5.00%, 07/15/17		$3,760	$3,906,001
Second Series B
4.00%, 08/01/27	(Call 08/01/22)	3,390	3,856,430
5.00%, 08/01/17		3,050	3,174,410
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,217,520
5.00%, 08/01/24	(Call 08/01/22)	3,000	3,655,290
Second Series C
5.00%, 11/01/16		540	544,142
Second Series E
4.50%, 08/01/20		850	971,848
5.00%, 08/01/19		1,000	1,124,330
Series A
4.00%, 08/01/27	(Call 08/01/23)	2,000	2,335,780
4.00%, 08/01/29	(Call 08/01/23)	2,000	2,311,800
5.00%, 08/01/18		3,300	3,575,286
5.00%, 08/01/20		2,000	2,326,040
5.00%, 03/01/21		1,000	1,184,320
5.00%, 08/01/23		4,000	5,020,320
5.00%, 03/01/24	(PR 03/01/22)	1,960	2,378,793
5.00%, 03/01/24	(Call 03/01/23)	1,000	1,245,550
5.00%, 03/01/25	(Call 03/01/23)	3,000	3,726,030
5.00%, 03/01/26	(Call 03/01/23)	2,000	2,476,680
Series B
4.50%, 08/01/21		4,705	5,519,812
5.00%, 08/01/21	(PR 08/01/19)	1,000	1,123,350
5.00%, 08/01/23	(PR 08/01/19)	3,720	4,178,862
5.00%, 08/01/24	(PR 08/01/19)	2,000	2,246,700
Series C
5.00%, 11/01/17		3,950	4,154,412
5.00%, 11/01/18		2,000	2,187,760
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,240,042
5.00%, 08/01/21		4,000	4,793,000
5.00%, 08/01/22		2,000	2,453,860
5.00%, 08/01/24		1,600	2,052,752
5.25%, 08/01/20		1,000	1,172,650
Series E
5.00%, 08/01/18		1,050	1,137,591
Third Series C
5.00%, 11/01/19		3,500	3,969,665

			177,339,379

Security		Principal (000s)	Value
MASSACHUSETTS — 4.88%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/25	(Call 06/15/24)	$1,400	$1,767,990
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,508,180
Commonwealth of Massachusetts GO
Series A
5.00%, 04/01/26	(PR 04/01/21)	2,155	2,553,503
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,771,267
Series C
5.50%, 12/01/17	(AGM)	600	636,822
5.50%, 12/01/22	(AGM)	1,050	1,324,365
5.50%, 12/01/22	(AMBAC)	3,300	4,162,290
5.50%, 12/01/23	(AMBAC)	910	1,177,613
Commonwealth of Massachusetts GOL
4.00%, 05/01/35	(Call 05/01/23)	2,000	2,203,780
4.00%, 05/01/38	(Call 05/01/23)	1,500	1,646,040
4.00%, 05/01/39	(Call 05/01/23)	2,000	2,193,420
4.00%, 05/01/40	(Call 05/01/23)	1,460	1,598,379
Series A
4.00%, 07/01/37	(Call 07/01/25)	2,000	2,249,900
4.00%, 04/01/42	(Call 04/01/21)	8,900	9,562,516
5.00%, 04/01/19		3,800	4,220,166
5.00%, 03/01/23		5,000	6,177,700
5.00%, 07/01/25		1,000	1,295,250
5.00%, 07/01/26		3,040	3,983,464
5.00%, 08/01/27	(PR 08/01/18)	5,825	6,295,019
5.00%, 04/01/28	(PR 04/01/21)	3,000	3,553,290
5.00%, 07/01/28	(Call 07/01/26)	10,000	12,934,500
5.00%, 03/01/34	(PR 03/01/19)	460	509,018
5.00%, 07/01/36	(Call 07/01/25)	2,500	3,068,100
5.00%, 03/01/39	(PR 03/01/19)	1,975	2,185,456
5.25%, 08/01/21		2,000	2,414,080
5.50%, 08/01/30	(AMBAC)	5,110	7,189,514
Series B
5.00%, 08/01/17		1,215	1,264,414
5.00%, 08/01/19		1,035	1,163,423
5.00%, 08/01/21		2,000	2,390,100
5.00%, 07/01/23		1,800	2,242,116

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 08/01/25	(PR 08/01/20)	$1,200	$1,393,356
5.25%, 08/01/20		745	872,730
5.25%, 08/01/21		425	512,992
5.25%, 08/01/21	(AGM)	1,585	1,913,158
5.25%, 08/01/22		1,100	1,358,599
5.25%, 09/01/22	(AGM)	600	742,752
5.25%, 08/01/23		1,075	1,360,284
5.25%, 09/01/23	(AGM)	215	272,633
5.25%, 09/01/24	(AGM)	1,820	2,359,721
Series C
4.00%, 10/01/27	(Call 10/01/20)	2,425	2,692,720
4.00%, 07/01/45	(Call 07/01/25)	1,500	1,663,500
5.00%, 08/01/19		3,600	4,046,688
5.00%, 08/01/19	(PR 08/01/17) (AGM)	1,000	1,040,750
5.00%, 08/01/22		2,500	3,052,075
5.00%, 07/01/23	(Call 07/01/22)	3,000	3,651,720
5.00%, 08/01/25		2,000	2,594,760
5.00%, 08/01/27	(PR 08/01/17) (AGM)	2,800	2,914,100
5.00%, 08/01/32	(PR 08/01/17) (AMBAC)	900	936,675
5.25%, 08/01/25	(PR 08/01/17) (AGM)	7,300	7,614,192
Series D
5.00%, 10/01/24	(PR 10/01/21)	1,000	1,202,160
5.00%, 08/01/33	(PR 08/01/21)	7,645	9,142,273
5.50%, 10/01/16		2,450	2,460,437
5.50%, 08/01/17		1,000	1,045,240
5.50%, 10/01/17		2,050	2,159,327
5.50%, 08/01/18		5,450	5,954,288
5.50%, 10/01/18		400	440,120
5.50%, 10/01/19	(AMBAC)	2,355	2,698,806
Series E
4.00%, 04/01/46	(Call 04/01/25)	10,000	11,014,000
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,345,808
5.00%, 12/01/17		10,000	10,551,500
5.00%, 11/01/25	(AMBAC)	2,115	2,757,241
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,944,723
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,940,025
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,540,433
Commonwealth of Massachusetts RB
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,528,159
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	2,137,650

Security		Principal (000s)	Value
Series A
5.50%, 06/01/21	(AGM)	$1,350	$1,635,525
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
4.00%, 06/01/45	(Call 06/01/25)	2,500	2,805,525
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,655,110
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/28		130	173,013
5.00%, 07/01/31		2,870	3,895,308
5.25%, 07/01/21		765	918,826
5.25%, 07/01/28		1,450	1,968,085
5.25%, 07/01/30		3,635	5,013,901
5.25%, 07/01/34	(PR 07/01/18)	12,225	13,255,079
Series B
5.25%, 07/01/17		600	623,460
5.25%, 07/01/19		1,395	1,570,644
5.25%, 07/01/21		2,220	2,666,398
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,078,760
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,642,962
5.50%, 07/01/17	(ETM)	10	10,411
5.50%, 07/01/18		2,180	2,371,513
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		2,000	2,166,840
5.00%, 08/01/20		1,800	2,093,436
5.00%, 08/01/24		1,000	1,280,360
5.00%, 08/01/26		2,000	2,634,860
5.25%, 08/01/19		1,500	1,697,310
5.25%, 08/01/20		1,000	1,171,800
5.25%, 08/01/21		500	604,860
Series A
5.25%, 08/01/19		1,000	1,131,540
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	1,000	807,090
5.00%, 01/01/20	(ETM)	185	199,023
Series B
5.00%, 01/01/17		2,055	2,085,455
5.00%, 01/01/18		720	760,615

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 01/01/27	(Call 01/01/20)	$2,175	$2,455,662
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,118,210
Massachusetts Development Finance Agency RB
5.00%, 01/01/41	(Call 01/01/25)	1,000	1,158,440
Massachusetts School Building Authority RB
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,100,320
5.00%, 08/15/22		1,000	1,221,350
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,830,555
5.00%, 08/15/26	(Call 08/15/22)	1,075	1,308,017
5.00%, 08/15/37	(PR 08/15/17) (AMBAC)	2,840	2,960,558
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	10	10,399
5.00%, 05/15/43	(Call 05/15/23)	5,510	6,638,228
5.00%, 11/15/45	(Call 11/15/25)	7,500	9,199,050
Series B
4.00%, 01/15/45	(Call 01/15/25)	2,000	2,203,060
5.00%, 08/15/19		3,000	3,373,890
5.00%, 10/15/19		1,000	1,131,130
5.00%, 08/15/20		2,000	2,323,240
5.00%, 10/15/21		1,035	1,243,076
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,215,080
5.00%, 08/15/29	(Call 08/15/22)	7,860	9,543,533
5.00%, 08/15/30	(Call 08/15/22)	8,235	10,031,877
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,179,960
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,244,890
Series C
4.00%, 08/15/36	(Call 08/15/25)	1,000	1,118,830
5.00%, 08/15/27	(Call 08/15/25)	2,000	2,558,100
5.00%, 08/15/31	(Call 08/15/25)	2,000	2,512,100
5.00%, 08/15/37	(Call 08/15/25)	1,500	1,847,925
Massachusetts State College Building Authority RB
Series B
5.00%, 05/01/43	(Call 05/01/22) (GTD)	750	888,495
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/23		1,500	1,876,770
5.00%, 08/01/40	(PR 08/01/20)	1,700	1,973,207

Security		Principal (000s)	Value
Series B
5.00%, 08/01/36	(PR 08/01/21)	$1,000	$1,195,184
5.00%, 08/01/39	(PR 08/01/19)	1,445	1,623,689
5.25%, 08/01/23	(AGM)	1,000	1,268,480
5.25%, 08/01/28	(AGM)	1,000	1,362,640
5.25%, 08/01/31	(AGM)	800	1,116,272
Series B-1
5.00%, 08/01/21	(PR 08/01/19)	90	101,185
5.00%, 08/01/21	(Call 08/01/19)	410	459,048
Series C
5.00%, 08/01/32	(Call 08/01/26)	6,485	8,300,865
5.25%, 08/01/42	(Call 08/01/21)	1,000	1,191,560
Series J
5.25%, 08/01/17	(ETM)	60	62,571
5.25%, 08/01/17		385	401,701
5.25%, 08/01/17	(ETM) (AGM)	55	57,357
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,352,460
University of Massachusetts Building Authority RB
Series 1
4.00%, 11/01/45	(Call 11/01/25)	2,500	2,751,600
5.00%, 11/01/40	(Call 11/01/25)	2,500	3,057,250
5.00%, 11/01/44	(Call 11/01/24)	2,695	3,260,654

			371,843,447
MICHIGAN — 1.05%
City of Detroit MI GOL
5.00%, 11/01/30	(PR 03/01/17) (SAW)	1,000	1,052,250
Detroit City School District GO
Series A
5.25%, 05/01/30	(AGM)	2,500	3,201,325
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	6,050	6,769,466
5.00%, 07/01/21	(Call 07/01/18)	4,500	4,847,130
5.00%, 07/01/22	(Call 09/21/16)	1,310	1,337,196
Series A
5.00%, 01/01/17		5,175	5,253,660
5.00%, 07/01/17		6,200	6,431,694
5.00%, 07/01/18		2,000	2,160,200
5.00%, 07/01/19		1,875	2,103,037

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 01/01/22	(Call 01/01/18)	$1,780	$1,880,160
Series C-3
5.00%, 07/01/24	(AGM)	1,000	1,236,100
5.00%, 07/01/32	(Call 07/01/24) (AGM)	1,000	1,187,770
Series D1
5.00%, 07/01/22	(AGM)	1,000	1,191,710
Series D2
5.00%, 07/01/26	(Call 07/01/24) (AGM)	1,000	1,219,740
Michigan State Building Authority RB
Series I
5.00%, 04/15/20		1,500	1,718,415
5.00%, 04/15/28	(Call 10/15/25)	3,000	3,762,000
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,214,520
5.00%, 10/15/30	(Call 10/15/26)	3,000	3,758,460
5.00%, 04/15/38	(Call 10/15/25)	3,000	3,624,600
5.00%, 04/15/41	(Call 10/15/26)	1,000	1,220,330
5.00%, 10/15/51	(Call 10/15/26)	2,500	3,013,475
Series IA
0.00%, 10/15/30	(PR 10/15/16) (NPFGC-FGIC)	210	104,968
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	290	144,954
5.00%, 10/15/32	(PR 10/15/16) (NPFGC-FGIC)	575	578,180
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	695	698,878
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,330,840
State of Michigan GO
Series A
5.00%, 05/01/17		200	205,946
5.00%, 05/01/19	(Call 05/01/18)	230	246,491
5.00%, 11/01/20	(PR 11/01/18)	760	831,410
5.25%, 11/01/22	(PR 11/01/18)	200	219,866
State of Michigan RB
5.00%, 03/15/23		1,000	1,218,460
5.00%, 03/15/24		4,000	4,964,680
5.00%, 03/15/26		2,500	3,186,725
5.00%, 03/15/27		300	384,939

Security		Principal (000s)	Value
5.25%, 09/15/20	(PR 09/15/17) (AGM)	$1,310	$1,373,771
5.25%, 09/15/21	(PR 09/15/17) (AGM)	2,240	2,349,043
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20	(Call 11/01/19)	2,820	3,185,162

			80,207,551
MINNESOTA — 0.78%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,012,690
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,147,170
Series B
5.00%, 03/01/17		5,000	5,112,150
5.00%, 03/01/19		510	564,886
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/17	(AMBAC)	1,500	1,523,745
State of Minnesota GO
5.00%, 08/01/17		2,300	2,393,380
5.00%, 08/01/19	(PR 08/01/17)	1,000	1,040,900
5.00%, 08/01/25	(PR 08/01/17)	2,000	2,081,800
Series 2010D
5.00%, 08/01/22	(Call 08/01/20)	1,650	1,905,849
Series A
5.00%, 08/01/18		700	758,114
5.00%, 08/01/19		2,770	3,112,677
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,846,096
Series D
5.00%, 08/01/18		2,000	2,166,040
5.00%, 08/01/19		2,500	2,809,275
5.00%, 08/01/20		640	743,795
5.00%, 08/01/21		9,650	11,557,902
5.00%, 08/01/23		1,000	1,252,810
5.00%, 08/01/24		2,000	2,557,260
5.00%, 08/01/25		2,000	2,606,100

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series F
4.00%, 08/01/17		$2,000	$2,062,940
5.00%, 10/01/17		4,500	4,715,460
5.00%, 10/01/20		1,500	1,752,585
Series H
5.00%, 11/01/19		500	566,760
State of Minnesota RB
Series B
5.00%, 03/01/19		500	552,665
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,193,250
Western Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,375,800

			59,412,099
MISSISSIPPI — 0.12%
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	1,000	1,184,130
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,178,720
Series C
5.00%, 10/01/19		1,075	1,213,987
5.00%, 10/01/24		1,000	1,273,120
5.00%, 10/01/27	(Call 10/01/25)	3,420	4,367,819

			9,217,776
MISSOURI — 0.44%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,342,500
City of Kansas City MO RB
Series C
5.25%, 04/01/40	(PR 04/01/18)	500	536,335
City of Springfield MO Public Utility Revenue RB
4.00%, 08/01/31	(Call 08/01/25)	2,000	2,277,840
Metropolitan St. Louis Sewer District RB
Series A
5.00%, 05/01/42	(Call 05/01/22)	3,000	3,573,720
Missouri Highway & Transportation Commission RB
5.00%, 05/01/17		1,240	1,276,940
5.00%, 02/01/20	(Call 02/01/17)	3,000	3,055,170

Security		Principal (000s)	Value
5.25%, 05/01/18	(PR 05/01/17)	$600	$618,816
5.25%, 05/01/19	(PR 05/01/17)	2,550	2,629,968
5.25%, 05/01/20	(PR 05/01/17)	2,500	2,578,400
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	5,067,760
Series A
5.00%, 05/01/23		1,000	1,247,860
5.00%, 05/01/24		1,000	1,274,450
Series B
5.00%, 05/01/19		1,200	1,337,208
5.00%, 05/01/21		2,000	2,379,980
Missouri Joint Municipal Electric Utility Commission RB
Series A
5.00%, 01/01/42	(PR 01/01/17) (AMBAC)	2,000	2,029,780
Missouri State Environmental Improvement & Energy Resources Authority RB
Series A
5.00%, 07/01/17		150	155,566
University of Missouri RB Series A
5.00%, 11/01/19		1,055	1,196,222

			33,578,515
NEBRASKA — 0.13%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,198,410
Nebraska Public Power District RB
Series A-2
5.00%, 01/01/40	(Call 01/01/22)	1,000	1,168,670
Omaha Public Power District Nebraska City Station Unit 2 RB
Series A
5.00%, 02/01/49	(Call 02/01/26)	2,000	2,392,340
Omaha Public Power District RB
Series A
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,362,840
Series B
5.00%, 02/01/31	(Call 08/01/24)	1,000	1,240,110
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,151,180

			9,513,550

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
NEVADA — 0.84%
Clark County School District GOL
Series 2015D
5.00%, 06/15/28	(Call 12/15/25)	$1,000	$1,262,100
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,611,690
5.00%, 06/15/25	(Call 06/15/17) (NPFGC)	1,350	1,435,037
5.00%, 06/15/27	(PR 06/15/18)	10,500	11,317,530
Series B
5.00%, 06/15/19	(Call 06/15/17) (AMBAC)	1,415	1,462,785
Series C
5.00%, 06/15/22	(PR 12/15/17)	1,775	1,874,897
Clark County Water Reclamation District GOL
Series A
5.25%, 07/01/38	(PR 07/01/19)	3,750	4,225,538
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		7,010	7,550,050
5.13%, 07/01/36	(Call 01/01/20)	4,480	5,012,224
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	555,435
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,774,200
County of Clark NV GOL
Series B
5.00%, 11/01/27	(Call 11/01/26)	2,000	2,592,100
County of Clark NV RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,118,210
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	2,000	2,206,640
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,187,860
State of Nevada GOL
5.00%, 03/01/22		1,000	1,206,430
5.00%, 06/01/27	(PR 06/01/18)	3,000	3,228,690
Series D
5.00%, 04/01/25		2,000	2,563,180

Security		Principal (000s)	Value
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28	(Call 06/01/26)	$5,000	$6,425,650
State of Nevada RB
5.00%, 12/01/16		1,670	1,689,238
5.00%, 06/01/17		2,520	2,604,218

			63,903,702
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/17		25	26,043

			26,043
NEW JERSEY — 3.92%
Essex County Improvement Authority RB
5.25%, 12/15/20	(AMBAC)	1,000	1,174,030
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	1,500	1,957,590
Series C
5.13%, 11/01/16	(AGM)	1,865	1,878,932
5.13%, 11/01/18	(AGM)	1,000	1,088,180
5.25%, 11/01/20	(AGM)	700	814,240
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		1,000	1,067,550
New Jersey Economic Development Authority RB
5.00%, 12/15/17	(ETM)	1,200	1,267,272
5.00%, 12/15/17		50	52,547
5.00%, 03/01/19	(PR 03/01/18)	2,165	2,305,595
5.00%, 06/15/19		1,055	1,138,419
5.00%, 06/15/21		2,260	2,550,116
5.00%, 06/15/22		2,000	2,281,220
5.00%, 06/15/22	(AGM)	1,500	1,743,420
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,137,870
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,124,640
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,117,210
5.00%, 06/15/26	(Call 06/15/22)	500	560,270
5.00%, 06/15/26	(Call 06/15/25)	5,000	5,789,800
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,162,182
5.25%, 06/15/31	(Call 06/15/25)	2,500	2,896,050
5.25%, 06/15/40	(Call 06/15/25)	1,000	1,155,100

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 05/01/17		$1,100	$1,129,843
5.00%, 07/01/29	(Call 10/03/16) (NPFGC)	200	200,832
5.25%, 07/01/17	(Call 10/03/16) (NPFGC)	3,050	3,082,787
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	274,398
Series EE
5.25%, 09/01/24	(Call 03/01/21)	750	846,810
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,121,750
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	278,283
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	2,053,910
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	652,275
Series II
5.00%, 03/01/23	(Call 03/01/22)	2,000	2,262,440
5.00%, 03/01/25	(Call 03/01/22)	2,000	2,243,280
Series K
5.50%, 12/15/19	(AMBAC)	3,345	3,763,192
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,223,960
Series NN
5.00%, 03/01/19	(ETM)	3,000	3,311,280
5.00%, 03/01/21		2,000	2,246,340
5.00%, 03/01/22		4,000	4,544,040
5.00%, 03/01/24	(Call 03/01/23)	4,000	4,570,800
5.00%, 03/01/25	(Call 03/01/23)	3,590	4,071,311
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,227,140
Series PP
5.00%, 06/15/19		1,925	2,103,563
5.00%, 06/15/26	(Call 06/15/24)	3,000	3,439,380
5.00%, 06/15/27	(Call 06/15/24)	3,000	3,436,710
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,830,050
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,669,455
Series Y
5.00%, 09/01/33	(PR 09/01/18)	820	890,364

Security		Principal (000s)	Value
New Jersey Educational Facilities Authority RB
4.38%, 09/01/20	(Call 09/01/16) (AGM)	$505	$505,000
Series A
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,123,121
New Jersey Institute of Technology/NJ RB
Series A
5.00%, 07/01/45	(Call 07/01/25)	2,500	2,936,225
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,949,370
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,169,780
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,327,340
5.00%, 01/01/38	(Call 07/01/22)	6,000	7,033,140
5.00%, 01/01/43	(Call 07/01/22)	8,000	9,358,240
Series B
5.00%, 01/01/19		5,180	5,679,352
5.00%, 01/01/21		1,000	1,166,890
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,210,020
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,417,340
5.00%, 01/01/28	(Call 01/01/23)	2,500	3,016,650
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,682,772
Series E
5.25%, 01/01/40	(Call 01/01/19)	2,500	2,724,975
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,633,650
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,206,301
5.00%, 01/01/35	(Call 01/01/20)	1,760	1,968,050
New Jersey Transit Corp. COP
5.00%, 09/15/17	(ETM) (NPFGC-FGIC)	690	721,788
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/18		1,500	1,598,820
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		2,360	2,629,677
5.25%, 12/15/21	(NPFGC)	695	807,625
Series A
0.00%, 12/15/25		2,085	1,487,773
0.00%, 12/15/28		4,140	2,563,902

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
0.00%, 12/15/29		$3,290	$1,939,159
0.00%, 12/15/30		1,000	563,120
0.00%, 12/15/31		5,025	2,701,792
0.00%, 12/15/32		400	205,200
0.00%, 12/15/33		930	455,616
0.00%, 12/15/34		1,055	493,297
0.00%, 12/15/35		11,710	5,222,777
0.00%, 12/15/36		3,750	1,597,613
0.00%, 12/15/37		700	285,341
0.00%, 12/15/38		4,145	1,616,384
0.00%, 12/15/39		8,700	3,244,839
0.00%, 12/15/40		2,500	891,650
4.75%, 12/15/37	(Call 12/15/17) (AMBAC)	525	544,294
5.00%, 06/15/18		1,000	1,067,550
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	1,979,553
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,502,450
5.25%, 12/15/20		3,080	3,495,492
5.25%, 12/15/21		860	992,440
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,107
5.25%, 12/15/22		695	812,399
5.50%, 12/15/16	(AGM)	1,500	1,520,820
5.50%, 12/15/21		2,910	3,394,311
5.50%, 12/15/22		4,200	4,970,532
5.50%, 12/15/23		1,500	1,797,480
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	446,548
5.75%, 06/15/17		1,060	1,100,428
Series AA
4.00%, 06/15/27	(Call 06/15/22) (SAP)	1,500	1,566,345
5.00%, 06/15/20		85	94,615
5.00%, 06/15/22		1,000	1,146,440
5.00%, 06/15/22	(SAP)	1,275	1,461,711
5.00%, 06/15/23	(Call 06/15/22) (SAP)	4,150	4,755,070
5.00%, 06/15/25	(Call 06/15/24)	1,000	1,152,210
5.00%, 06/15/38	(Call 06/15/24)	3,000	3,351,990
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,103,870
5.25%, 06/15/41	(Call 06/15/25)	1,000	1,155,100

Security		Principal (000s)	Value
Series B
5.00%, 06/15/20		$1,075	$1,196,604
5.00%, 06/15/42	(Call 06/15/21)	7,815	8,488,887
5.25%, 06/15/22	(Call 06/15/21)	560	639,005
5.25%, 12/15/22	(AMBAC)	1,900	2,224,596
5.25%, 06/15/36	(Call 06/15/21)	2,000	2,209,600
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,444,870
5.50%, 12/15/21	(NPFGC)	500	587,270
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,136,500
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,310,721
0.00%, 12/15/28	(AMBAC)	3,130	2,076,348
0.00%, 12/15/30	(NPFGC)	3,500	2,125,970
0.00%, 12/15/31	(NPFGC-FGIC)	2,000	1,160,840
0.00%, 12/15/32	(AGM)	5,000	2,845,850
0.00%, 12/15/35	(AMBAC)	3,990	1,872,746
5.50%, 12/15/17	(AGM)	2,385	2,521,017
Series D
5.00%, 12/15/23		2,000	2,330,400
5.00%, 12/15/24		2,020	2,357,603
5.00%, 06/15/32	(Call 12/15/24)	5,000	5,681,650
5.25%, 12/15/23		3,525	4,165,704
New Jersey Turnpike Authority RB
Series A
5.00%, 01/01/34	(Call 01/01/26)	2,000	2,441,800
Series B
5.00%, 01/01/20		1,745	1,978,778
Series E
5.00%, 01/01/34	(Call 01/01/25)	2,000	2,409,000
5.00%, 01/01/45	(Call 01/01/25)	12,045	14,387,150
State of New Jersey GO
5.00%, 06/01/27	(Call 06/01/25)	2,000	2,456,120
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,802,160
Series L
5.25%, 07/15/17	(AMBAC)	1,000	1,037,860
5.25%, 07/15/19	(AMBAC)	420	467,216
Series Q
5.00%, 08/15/19		1,000	1,108,250
5.00%, 08/15/20		1,000	1,138,370
5.00%, 08/15/21	(Call 08/15/20)	500	566,815
Series T
5.00%, 06/01/22		2,000	2,363,880

			298,822,350

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
NEW MEXICO — 0.11%
New Mexico Finance Authority RB
Series B
5.00%, 06/15/20		$500	$578,690
5.00%, 06/15/23	(Call 06/15/20)	3,260	3,748,022
State of New Mexico Severance Tax Permanent Fund RB
Series B
4.00%, 07/01/20		2,000	2,235,480
4.00%, 07/01/23		1,800	2,107,170

			8,669,362
NEW YORK — 20.75%
Battery Park City Authority RB
Series A
5.00%, 11/01/22		500	620,655
5.00%, 11/01/24	(Call 11/01/23)	1,550	1,976,885
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		500	260,585
6.38%, 07/15/43	(PR 01/15/20)	1,875	2,223,881
City of New York NY GO
5.00%, 08/01/18		2,000	2,163,640
5.00%, 08/01/18	(PR 08/01/17)	15	15,594
5.00%, 08/01/18	(Call 08/01/17)	1,985	2,065,095
5.00%, 10/01/18	(PR 10/01/17)	475	497,187
5.00%, 10/01/20	(PR 10/01/17)	195	204,108
5.00%, 10/01/22	(PR 10/01/17)	125	130,839
5.00%, 10/01/22	(Call 10/01/17)	680	712,354
5.00%, 10/01/24	(PR 10/01/17) (AGM)	410	429,151
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,845	1,931,899
5.00%, 08/01/26	(Call 08/01/25)	1,750	2,256,590
Series 1
5.00%, 08/01/17		1,200	1,248,564
Series A
5.00%, 08/01/17		9,500	9,884,465
5.00%, 08/01/21		1,500	1,789,125
5.00%, 08/01/22		2,000	2,435,360
5.00%, 08/01/24		3,000	3,807,480
5.00%, 08/01/31	(Call 08/01/24)	2,500	3,060,925
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,220,260

Security		Principal (000s)	Value
Series A-1
5.00%, 08/01/17		$355	$369,367
5.00%, 08/01/30	(Call 08/01/21)	500	592,725
5.00%, 08/01/31	(Call 08/01/21)	710	838,311
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,178,100
5.00%, 08/01/37	(Call 08/01/26)	2,500	3,092,925
5.00%, 08/01/38	(Call 08/01/26)	3,000	3,705,540
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,280,971
Series B
5.00%, 08/01/17		4,500	4,682,115
5.00%, 08/01/18		2,750	2,975,005
5.00%, 08/01/19		1,000	1,121,300
5.00%, 08/01/20		1,600	1,854,672
Series B-1
5.25%, 09/01/16		2,060	2,060,000
5.25%, 09/01/20	(Call 09/01/18)	500	545,945
5.25%, 09/01/23	(Call 09/01/18)	1,385	1,510,813
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,090,420
Series C
5.00%, 08/01/17		1,100	1,144,517
5.00%, 08/01/18		5,045	5,457,782
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,234,340
5.00%, 08/01/27	(Call 02/01/25)	4,000	5,070,240
5.00%, 08/01/28	(Call 02/01/25)	1,500	1,884,630
5.00%, 08/01/28	(Call 02/01/26)	2,000	2,557,020
5.25%, 08/01/17		250	260,688
5.25%, 08/01/18		480	521,554
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	25	26,187
5.00%, 10/01/19	(PR 10/01/17)	1,570	1,644,559
5.00%, 10/01/19	(Call 10/01/17)	730	764,055
5.00%, 10/01/20	(Call 10/01/17)	285	298,233
Series D
5.00%, 08/01/17		1,500	1,560,705
5.00%, 08/01/18		2,000	2,163,640
5.00%, 08/01/19		4,000	4,485,200
5.00%, 08/01/22		2,000	2,435,360
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,478,220
5.00%, 08/01/25	(Call 02/01/23)	2,500	3,082,100
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,193,380
5.00%, 10/01/26	(Call 10/01/21)	4,090	4,878,675
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,994,349
5.13%, 12/01/27	(PR 12/01/17)	910	960,387
5.13%, 12/01/27	(Call 12/01/17)	590	622,609

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series E
5.00%, 08/01/17		$3,340	$3,475,170
5.00%, 08/01/19		100	112,130
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,119,020
5.00%, 08/01/22	(Call 08/01/19)	400	447,360
5.00%, 08/01/23		3,000	3,732,330
5.00%, 08/01/25		2,000	2,584,760
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,746,738
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,572,615
5.00%, 08/01/27	(Call 08/01/26)	4,140	5,390,321
Series E-1
6.25%, 10/15/28	(PR 10/15/18)	1,200	1,340,964
6.25%, 10/15/28	(Call 10/15/18)	50	55,775
Series F
5.00%, 08/01/29	(Call 02/01/22)	30	35,709
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,271,620
Series G
5.00%, 08/01/21		5,000	5,963,750
5.00%, 08/01/22	(PR 08/01/17)	200	207,916
5.00%, 08/01/22	(Call 08/01/17)	1,085	1,128,682
5.00%, 08/01/22		1,500	1,826,520
5.00%, 08/01/23		3,000	3,732,330
5.00%, 08/01/24	(PR 08/01/17)	100	103,958
5.00%, 08/01/24	(Call 08/01/17)	550	572,072
Series G-1
5.00%, 04/01/25	(Call 04/01/22)	2,500	2,992,875
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,345,170
Series H-1
5.13%, 03/01/26	(Call 03/01/19)	10,000	11,032,200
Series I
5.00%, 08/01/18		3,275	3,542,960
5.00%, 08/01/22		2,000	2,435,360
5.00%, 08/01/27	(Call 08/01/22)	19,220	23,165,866
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,221,210
Series I-1
5.00%, 08/01/17		4,300	4,474,021
5.00%, 08/01/18		215	232,591
5.00%, 08/01/19		2,300	2,578,990
5.38%, 04/01/36	(PR 04/01/19)	1,740	1,947,652
5.38%, 04/01/36	(Call 04/01/19)	760	850,752
Series J
5.00%, 08/01/17		5,515	5,738,192
5.00%, 08/01/18		3,000	3,245,460
5.00%, 08/01/21		1,010	1,204,678

Security		Principal (000s)	Value
5.00%, 08/01/22		$1,500	$1,826,520
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,545,200
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	304,843
5.00%, 05/15/31	(PR 05/15/19)	90	100,399
5.00%, 05/15/31	(Call 05/15/19)	1,410	1,559,023
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,280,556
City of New York NY GOL
Series F-1
5.00%, 06/01/36	(Call 06/01/25)	1,100	1,337,061
County of Nassau NY GOL
Series B
5.00%, 04/01/43	(Call 04/01/23)	3,000	3,532,260
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,160	2,195,510
5.00%, 02/15/47	(Call 02/15/17)	6,425	6,545,918
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,141,710
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	2,725	2,776,284
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,435,288
5.75%, 02/15/47	(Call 02/15/21)	3,500	4,126,360
Long Island Power Authority RB
Series 2015B
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,202,160
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	2,000	2,193,500
5.00%, 12/01/26	(Call 10/03/16) (SGI)	75	75,265
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,774,449
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,189,830
5.50%, 04/01/22	(Call 04/01/19)	500	550,720
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	1,100	1,238,622
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,109,405
6.00%, 05/01/33	(PR 05/01/19)	1,000	1,139,200
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	2,086,525
5.75%, 04/01/25	(PR 04/01/19)	1,050	1,184,925
5.75%, 04/01/33	(PR 04/01/19)	1,395	1,574,257

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series E
5.00%, 12/01/17	(Call 12/01/16)	$595	$601,587
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	733,113
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	505,555
Series F
5.00%, 05/01/17	(NPFGC)	225	231,442
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	1,000	1,117,300
5.00%, 11/15/29	(Call 11/15/25)	2,000	2,503,340
Series 2015C
5.00%, 11/15/35	(Call 11/15/25)	2,000	2,451,220
Series A
0.00%, 11/15/30		7,000	4,937,730
5.00%, 11/15/18		250	273,355
5.00%, 11/15/23	(Call 11/15/22)	1,500	1,835,970
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,223,980
5.00%, 11/15/26	(Call 11/15/22)	1,535	1,875,862
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,438,120
5.00%, 11/15/30	(Call 05/15/23)	1,110	1,334,176
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,412,670
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,621,448
5.00%, 11/15/41	(Call 11/15/21)	500	586,625
5.00%, 11/15/43	(Call 05/15/23)	8,580	10,157,948
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,757,415
5.50%, 11/15/39	(PR 11/15/18)	600	664,314
Series A-1
5.00%, 11/15/16		3,370	3,401,678
5.00%, 11/15/40	(Call 05/15/25)	2,000	2,415,000
5.00%, 11/15/44	(Call 11/15/23)	7,425	8,874,137
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,406,260
Series A1
5.25%, 11/15/56	(Call 05/15/26)	8,200	10,178,168
Series B
4.00%, 11/15/36	(Call 11/15/26)	5,320	5,978,616
4.00%, 11/15/45	(Call 05/15/25)	2,000	2,216,820
4.50%, 11/15/37	(PR 11/15/17)	500	523,770
4.75%, 11/15/31	(PR 11/15/16)	430	433,818
5.00%, 11/15/34	(Call 11/15/19)	6,175	6,985,963
5.00%, 11/15/35	(Call 11/15/26)	2,000	2,482,480
5.00%, 11/15/37	(Call 11/15/26)	2,500	3,085,175
5.25%, 11/15/23	(AMBAC)	210	264,779

Security		Principal (000s)	Value
Series C
5.00%, 11/15/20		$1,305	$1,521,486
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,208,530
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,381,900
6.25%, 11/15/23	(PR 11/15/18)	2,160	2,422,894
6.25%, 11/15/23	(Call 11/15/18)	540	605,394
Series C-1
5.00%, 11/15/46	(Call 11/15/26)	1,500	1,837,410
5.00%, 11/15/56	(Call 11/15/26)	5,000	6,057,400
Series C-2B
5.00%, 11/15/34	(Call 02/15/20)	1,750	1,980,475
Series D
5.00%, 11/15/16		2,000	2,018,800
5.00%, 11/15/17		2,550	2,684,461
5.00%, 11/15/21		1,000	1,196,640
5.00%, 11/15/23	(Call 11/15/17)	10,100	10,626,008
5.00%, 11/15/24	(Call 11/15/17)	3,200	3,366,656
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,417,060
5.00%, 11/15/34	(Call 11/15/20)	1,695	1,968,488
5.00%, 11/15/36	(Call 11/15/21)	2,500	2,946,825
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,700,787
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,196,650
5.25%, 11/15/34	(Call 11/15/20)	280	328,048
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,192,340
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	6,192,165
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	3,154,295
5.00%, 11/15/43	(Call 11/15/23)	2,000	2,393,300
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	843,045
5.00%, 11/15/17		1,070	1,126,421
5.00%, 11/15/18		1,615	1,765,873
5.00%, 11/15/19		1,285	1,453,592
5.00%, 11/15/24	(Call 11/15/22)	1,080	1,320,548
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,595,074
5.00%, 11/15/30	(Call 11/15/22)	6,750	8,157,577
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,000	1,009,500
Series SER
5.00%, 11/15/22		1,000	1,243,160

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	$520	$571,048
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	718,716
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 10/03/16) (FGIC)	290	290,806
5.00%, 03/01/46	(Call 10/03/16) (FGIC)	1,550	1,559,192
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22) (SAW)	835	1,003,002
Series S-1
4.00%, 07/15/40	(Call 01/15/26) (SAW)	8,000	8,912,000
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,649,844
5.00%, 07/15/24	(Call 07/15/22) (SAW)	660	810,064
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,200,370
5.00%, 07/15/33	(Call 07/15/22) (SAW)	2,075	2,486,887
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,818,240
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC, SAW)	1,000	1,016,400
5.00%, 07/15/37	(Call 07/15/22) (SAW)	3,495	4,186,591
5.00%, 07/15/40	(Call 01/15/25) (SAW)	3,300	3,991,713
5.00%, 07/15/43	(Call 01/15/26) (SAW)	4,000	4,875,600
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,542,775

Security		Principal (000s)	Value
Series S-1A
5.00%, 07/15/19	(SAW)	$175	$195,974
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,168,890
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,770,165
Series S-2
5.00%, 07/15/33	(Call 07/15/25) (SAW)	2,000	2,469,040
5.00%, 07/15/35	(Call 07/15/25) (SAW)	1,500	1,835,460
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	274,115
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	6,186,307
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,536,080
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18		2,500	2,640,875
5.00%, 11/01/16	(ETM)	190	191,425
5.00%, 11/01/16		1,265	1,274,677
5.00%, 11/01/17	(ETM)	225	236,500
5.00%, 11/01/17		950	999,087
5.00%, 11/01/25	(PR 05/01/17)	695	715,357
5.00%, 11/01/25	(Call 05/01/17)	355	365,455
5.00%, 11/01/27	(PR 11/01/17)	2,800	2,943,108
5.00%, 08/01/28	(Call 08/01/24)	2,350	2,962,786
5.00%, 11/01/30	(Call 05/01/17)	80	82,249
5.00%, 11/01/30	(PR 05/01/17)	170	174,979
5.00%, 08/01/31	(Call 08/01/25)	1,300	1,630,304
5.00%, 05/01/32	(Call 05/01/26)	2,000	2,518,940
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,463,720
5.00%, 11/01/32	(Call 11/01/21)	1,125	1,334,588
5.00%, 02/01/33	(Call 02/01/25)	1,710	2,105,540
5.00%, 02/01/34	(Call 02/01/25)	1,000	1,225,240
5.00%, 08/01/34	(Call 08/01/24)	2,500	3,100,275
5.00%, 02/01/35	(Call 02/01/25)	2,630	3,217,831
5.00%, 08/01/35	(Call 08/01/24)	2,000	2,475,220
5.00%, 08/01/37	(Call 08/01/25)	5,500	6,745,585
5.00%, 08/01/39	(Call 08/01/24)	3,300	4,059,462

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 05/01/40	(Call 05/01/26)	$2,000	$2,463,640
5.00%, 02/01/41	(Call 02/01/25)	13,050	15,798,721
Series A
5.00%, 11/01/20		1,000	1,171,160
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,197,560
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,196,440
5.00%, 05/01/28	(Call 05/01/19)	1,710	1,899,742
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,216,480
5.00%, 11/01/38	(Call 11/01/23)	3,500	4,236,715
Series A-1
5.00%, 08/01/29	(Call 08/01/24)	1,610	2,016,976
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,109,190
5.00%, 05/01/38	(Call 05/01/19)	1,260	1,393,699
5.00%, 08/01/38	(Call 08/01/24)	750	923,228
Series B
5.00%, 11/01/18		3,085	3,374,404
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,173,408
5.00%, 02/01/27	(Call 02/01/21)	1,985	2,316,872
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,221,880
Series B-1
5.00%, 11/01/35	(Call 11/01/25)	2,000	2,483,160
Series B1
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,441,940
Series C
3.00%, 11/01/16		13,000	13,056,810
5.00%, 11/01/18		2,780	3,040,792
5.00%, 11/01/20		9,960	11,664,754
5.00%, 11/01/25	(Call 05/01/25)	2,000	2,584,380
5.00%, 11/01/26	(Call 05/01/24)	1,020	1,291,391
5.00%, 11/01/33	(Call 11/01/20)	6,270	7,248,747
5.00%, 11/01/39	(Call 11/01/20)	1,525	1,763,052
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,464,888
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,903,525
5.00%, 02/01/35	(Call 02/01/21)	5,645	6,556,159
Series E
5.00%, 11/01/18		1,500	1,640,715
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	3,039,675
5.00%, 02/01/29	(Call 02/01/26)	1,250	1,593,262
5.00%, 02/01/34	(Call 02/01/26)	9,500	11,796,720
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,376,600
5.00%, 02/01/40	(Call 02/01/26)	2,625	3,219,457
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,839,615

Security		Principal (000s)	Value
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	$2,000	$2,425,320
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,669,388
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,973,600
Series I
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,196,690
5.00%, 05/01/42	(Call 05/01/23)	8,420	10,070,236
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(PR 10/01/18)	2,000	2,180,820
New York City Water & Sewer System RB
4.50%, 06/15/39	(PR 06/15/17)	580	597,818
4.50%, 06/15/39	(Call 06/15/17)	665	683,992
5.00%, 06/15/21	(PR 06/15/18)	185	199,334
5.00%, 06/15/21	(Call 06/15/18)	815	877,584
5.00%, 06/15/26	(Call 06/15/21)	4,630	5,497,569
5.00%, 06/15/29	(PR 06/15/18)	205	220,883
5.00%, 06/15/29	(Call 06/15/18)	1,255	1,350,669
5.00%, 06/15/29	(Call 12/15/19)	3,750	4,247,400
5.00%, 06/15/31	(Call 06/15/21)	485	574,036
5.00%, 06/15/32	(Call 06/15/21)	2,015	2,370,466
5.00%, 06/15/39	(Call 06/15/25)	7,775	9,505,870
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,359,260
5.00%, 06/15/46	(Call 06/15/23)	10,750	12,855,280
5.38%, 06/15/40	(Call 12/15/20)	1,005	1,184,252
5.38%, 06/15/43	(Call 12/15/20)	2,715	3,199,247
5.50%, 06/15/40	(Call 06/15/19)	10,000	11,278,500
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,184,500
Series A
4.75%, 06/15/30	(PR 06/15/17)	915	944,902
4.75%, 06/15/30	(Call 06/15/17)	3,935	4,063,989
5.00%, 06/15/38	(Call 06/15/17)	4,845	5,011,523
5.75%, 06/15/40	(PR 06/15/18)	115	125,442
5.75%, 06/15/40	(Call 06/15/18)	385	420,216
Series AA
4.75%, 06/15/33	(Call 06/15/17) (NPFGC-FGIC)	1,125	1,160,640
5.00%, 06/15/22	(PR 06/15/18)	1,400	1,509,522
5.00%, 06/15/27	(PR 06/15/17)	500	517,325
5.00%, 06/15/44	(Call 06/15/21)	4,625	5,384,610
5.00%, 06/15/44	(Call 06/15/24)	2,000	2,409,900
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,329,307
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,109,940

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 06/15/31	(Call 06/15/20)	$3,050	$3,494,964
5.00%, 06/15/46	(Call 06/15/25)	3,000	3,665,160
5.00%, 06/15/47	(Call 12/15/22)	11,260	13,534,070
Series CC
5.00%, 06/15/34	(Call 06/15/18)	3,700	3,978,129
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,822,100
5.00%, 06/15/47	(Call 06/15/23)	14,985	17,846,086
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	1,250	1,456,125
5.00%, 06/15/47	(Call 06/15/24)	2,500	3,010,375
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	3,300	3,343,758
Series DD
4.00%, 06/15/18	(Call 12/15/16)	2,275	2,298,000
4.75%, 06/15/36	(Call 06/15/17)	500	515,640
5.00%, 06/15/32	(Call 06/15/18)	900	970,335
5.00%, 06/15/34	(Call 06/15/23)	2,015	2,448,245
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,718,214
5.00%, 06/15/36	(Call 06/15/24)	4,000	4,871,080
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,211,340
Series EE
5.00%, 06/15/17	(ETM)	1,225	1,268,243
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,493,213
5.00%, 06/15/36	(Call 06/15/24)	3,600	4,375,260
5.00%, 06/15/45	(Call 06/15/24)	2,000	2,408,300
5.00%, 06/15/47	(Call 06/15/23)	6,000	7,145,580
5.25%, 06/15/40	(Call 06/15/19)	9,675	10,836,871
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,186,030
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	790,386
Series GG
5.00%, 06/15/37	(Call 06/15/25)	1,815	2,223,938
5.00%, 06/15/39	(Call 06/15/25)	5,780	7,066,744
5.00%, 06/15/43	(Call 06/15/21)	3,330	3,876,919
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,857,435
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	1,500	1,821,735
5.00%, 11/15/45	(Call 11/15/25)	1,000	1,209,890

Security		Principal (000s)	Value
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21)	$5,040	$5,919,581
5.25%, 12/15/43	(Call 12/15/21)	100	119,502
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,101,610
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	240,401
Series C
5.50%, 04/01/17		865	886,573
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,114,895
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		1,000	1,230,960
5.00%, 11/15/38	(Call 11/15/21)	1,000	1,183,970
Series C
5.00%, 11/15/16	(NPFGC)	1,145	1,155,900
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	526,860
New York State Dormitory Authority RB
4.00%, 05/15/20		1,350	1,505,601
5.00%, 03/15/18		8,420	8,996,602
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,156,560
5.00%, 03/15/25		3,000	3,873,030
5.00%, 03/15/33	(Call 03/15/24)	5,000	6,146,950
5.50%, 07/01/18	(NPFGC-FGIC)	415	451,379
5.50%, 05/01/37	(PR 05/01/19)	850	958,800
5.75%, 05/01/37	(PR 05/01/19)	435	493,303
Series 1
5.50%, 07/01/40	(AMBAC)	530	764,970
Series 2014
5.00%, 02/15/20		4,000	4,577,360
Series 2015B
5.00%, 03/15/34	(Call 09/15/25)	8,085	10,081,510
Series A
4.00%, 05/15/18		2,000	2,113,100
5.00%, 03/15/17		3,500	3,585,750
5.00%, 05/15/18		2,000	2,146,960
5.00%, 03/15/20		2,000	2,300,360
5.00%, 12/15/20		5,200	6,110,364

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 12/15/21		$1,500	$1,812,285
5.00%, 03/15/22		1,300	1,582,321
5.00%, 03/15/23		1,000	1,239,700
5.00%, 03/15/24		1,000	1,268,480
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,201,080
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,673,110
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,525,820
5.00%, 12/15/26	(Call 12/15/22)	6,565	8,033,328
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,882,395
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,378,360
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,511,440
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,497,200
5.00%, 03/15/30	(Call 03/15/25)	5,000	6,243,200
5.00%, 03/15/31	(Call 03/15/24)	4,000	4,943,040
5.00%, 06/15/31	(Call 12/15/22)	4,070	4,940,817
5.00%, 03/15/33	(Call 03/15/25)	2,885	3,556,166
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,224,730
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,473,920
5.00%, 03/15/38	(Call 03/15/23)	3,395	4,071,590
5.00%, 02/15/39	(PR 02/15/19)	5	5,528
5.00%, 02/15/39	(Call 02/15/19)	3,820	4,203,337
5.00%, 07/01/39	(Call 07/01/19)	2,070	2,300,412
5.00%, 07/01/41	(Call 07/01/21)	500	580,275
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,172,790
5.00%, 02/15/43	(Call 02/15/23)	3,500	4,098,220
5.00%, 03/15/44	(Call 03/15/24)	6,595	7,962,869
5.25%, 05/15/21		1,000	1,163,040
5.50%, 05/15/17		2,800	2,897,916
5.75%, 07/01/27	(NPFGC)	500	646,270
Series B
5.00%, 03/15/17		2,500	2,560,450
5.00%, 03/15/19		1,020	1,131,374
5.00%, 02/15/25		1,000	1,286,130
5.00%, 03/15/28	(Call 03/15/19)	780	859,264
5.00%, 02/15/31	(Call 02/15/25)	9,795	12,147,759
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,793,010
5.00%, 02/15/36	(Call 02/15/25)	2,000	2,445,460
5.00%, 02/15/38	(Call 02/15/25)	1,000	1,219,260
5.00%, 02/15/41	(Call 02/15/25)	2,000	2,426,480
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,657,130
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,429,380
5.50%, 03/15/26	(AMBAC)	845	1,147,400
5.50%, 03/15/27	(AMBAC)	3,375	4,653,146

Security		Principal (000s)	Value
Series C
5.00%, 03/15/17		$2,400	$2,458,032
5.00%, 03/15/19	(Call 03/15/18)	4,200	4,474,176
5.00%, 03/15/22		1,000	1,212,960
5.00%, 12/15/22	(PR 12/15/16)	3,805	3,854,693
5.00%, 03/15/24	(Call 03/15/18)	280	298,057
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,238,950
5.00%, 12/15/31	(PR 12/15/16)	3,500	3,545,500
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,234,960
5.00%, 03/15/34	(Call 03/15/21)	1,375	1,608,846
5.00%, 03/15/35	(Call 03/15/24)	5,390	6,626,412
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,425,720
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,211,300
Series D
5.00%, 06/15/18		3,000	3,233,580
5.00%, 03/15/25	(PR 09/15/16)	1,630	1,632,901
5.00%, 03/15/36	(PR 09/15/16)	1,200	1,202,136
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,141,280
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,625,683
5.00%, 02/15/23		1,000	1,237,300
5.00%, 02/15/24		1,095	1,381,113
5.00%, 03/15/25		2,000	2,576,440
5.00%, 03/15/31	(Call 09/15/25)	1,430	1,795,222
5.00%, 02/15/35	(Call 02/15/20)	1,000	1,132,840
5.00%, 03/15/36	(Call 09/15/25)	3,000	3,710,040
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46	(Call 06/15/26)	2,500	2,830,725
5.00%, 06/15/41	(Call 06/15/26)	2,050	2,569,367
Series A
5.00%, 06/15/17		1,000	1,035,410
5.00%, 06/15/19		2,000	2,240,260
5.00%, 06/15/22		1,020	1,249,265
5.00%, 06/15/24	(Call 06/15/22)	750	909,810
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	226,230
4.75%, 06/15/32	(Call 06/15/17)	1,370	1,414,361
5.00%, 06/15/31	(Call 06/15/21)	650	770,699
5.00%, 06/15/37	(Call 06/15/18)	10	10,778
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,353,960
Series C
5.00%, 10/15/35	(PR 10/15/16)	4,350	4,374,360

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		$500	$592,710
5.00%, 04/01/22		1,610	1,954,975
5.00%, 04/01/30	(Call 04/01/22)	500	596,345
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,328,220
Series B
5.00%, 04/01/19	(PR 10/01/18)	150	163,448
5.00%, 04/01/19	(Call 10/01/18)	480	522,792
5.00%, 04/01/20	(PR 10/01/18)	190	207,034
5.00%, 04/01/20	(Call 10/01/18)	230	250,505
New York State Thruway Authority RB
5.00%, 04/01/18		805	860,859
5.00%, 04/01/19		550	610,891
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,472,240
5.00%, 01/01/32	(Call 01/01/25)	5,365	6,530,278
Series A
4.00%, 01/01/56	(Call 01/01/26)	1,000	1,094,390
5.00%, 03/15/18	(Call 09/15/17)	1,000	1,046,400
5.00%, 05/01/19		16,220	18,024,313
5.00%, 05/01/19	(AGM)	1,230	1,366,825
5.00%, 03/15/21	(Call 09/15/20)	1,000	1,164,250
5.00%, 03/15/26	(Call 09/15/21)	1,495	1,781,263
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,385,640
5.00%, 01/01/46	(Call 01/01/26)	4,000	4,838,840
5.00%, 01/01/51	(Call 01/01/26)	5,000	6,016,200
Series B
5.00%, 04/01/27	(PR 10/01/17)	8,560	8,965,059
5.50%, 04/01/20	(AMBAC)	620	724,166
Series C
5.25%, 03/15/19		2,000	2,230,960
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	3,210	3,395,056
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	4,590	4,853,971
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,353,434
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	761,206

Security		Principal (000s)	Value
Series I
5.00%, 01/01/28	(Call 01/01/22)	$2,000	$2,377,800
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,170,340
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,327,340
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,560	3,185,997
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,353,580
New York State Urban Development Corp. RB
5.00%, 12/15/17		2,200	2,325,334
5.00%, 12/15/18		40	43,958
5.00%, 03/15/23		1,500	1,859,550
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,257,200
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,482,700
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,216,520
5.00%, 03/15/34	(Call 03/15/24)	2,300	2,840,408
5.50%, 03/15/20	(NPFGC)	1,560	1,818,523
Series A
5.00%, 03/15/17		2,630	2,693,593
5.00%, 03/15/19		1,000	1,109,190
5.00%, 03/15/20		2,000	2,295,060
5.00%, 03/15/22		2,000	2,425,920
5.00%, 03/15/23		9,300	11,529,210
5.00%, 03/15/25		5,000	6,441,100
5.00%, 03/15/26		1,000	1,309,360
5.00%, 03/15/27	(Call 03/15/26)	2,500	3,235,325
5.00%, 03/15/31	(Call 03/15/26)	2,000	2,518,680
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,173,460
5.00%, 03/15/32	(Call 09/15/25)	1,000	1,250,690
5.00%, 03/15/35	(Call 09/15/25)	1,525	1,885,937
Series A-1
5.00%, 12/15/17		2,365	2,499,734
5.00%, 12/15/18		310	340,671
5.00%, 03/15/27	(Call 03/15/23)	3,725	4,597,320
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,485,327
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,691,920
Series A-2
5.00%, 01/01/17		10,000	10,150,600
5.50%, 03/15/22	(NPFGC)	1,500	1,861,530
Series B
5.00%, 03/15/32	(PR 03/15/17)	1,000	1,023,910
5.25%, 01/01/24	(Call 07/01/18)	250	270,755
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	275,405
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,202,280

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series C
5.00%, 12/15/16		$750	$760,005
5.00%, 03/15/17		1,000	1,024,180
5.00%, 03/15/21		2,000	2,367,780
Series D
5.00%, 03/15/21		5,000	5,919,450
5.00%, 03/15/22		2,000	2,425,920
5.00%, 03/15/23		5,000	6,198,500
5.25%, 01/01/17		560	568,770
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,104,620
5.25%, 01/01/21	(Call 01/01/19)	500	552,185
5.50%, 01/01/19		1,515	1,681,877
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,383,581
Series E
5.00%, 03/15/20		1,200	1,377,036
5.00%, 03/15/21		1,000	1,183,890
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,487,060
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22)	2,000	2,230,020
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,125,890
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	213,864
4.50%, 09/15/39	(Call 09/15/19)	750	829,005
4.75%, 07/15/31	(Call 07/15/18)	1,870	2,005,968
4.75%, 07/15/33	(Call 07/15/18)	285	305,885
5.00%, 07/15/33	(Call 01/15/21)	2,250	2,613,982
5.00%, 07/15/35	(Call 07/15/20)	730	837,055
5.00%, 10/01/35	(Call 10/01/16)	1,800	1,806,444
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,834,902
5.00%, 09/15/36	(Call 09/15/19)	2,500	2,805,500
5.00%, 11/15/37	(Call 11/15/17)	1,000	1,053,830
5.00%, 07/15/38	(Call 07/15/18)	125	134,910
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,336,185
5.00%, 10/15/39	(Call 10/15/19)	1,000	1,122,290
Series 179
5.00%, 12/01/18		2,035	2,229,424
5.00%, 12/01/22		1,500	1,849,305
5.00%, 06/01/33	(Call 12/01/23)	1,000	1,228,000
5.00%, 12/01/38	(Call 12/01/23)	4,240	5,138,965
5.00%, 12/01/43	(Call 12/01/23)	2,500	3,020,625
Series 189
5.00%, 05/01/27	(Call 05/01/25)	1,200	1,536,408
5.00%, 05/01/45	(Call 05/01/25)	2,000	2,423,800

Security		Principal (000s)	Value
Series 194
4.00%, 10/15/45	(Call 10/15/25)	$1,000	$1,129,490
5.00%, 10/15/28	(Call 10/15/25)	2,000	2,559,900
5.00%, 10/15/32	(Call 10/15/25)	1,400	1,757,896
5.00%, 10/15/33	(Call 10/15/25)	3,000	3,749,820
5.00%, 10/15/41	(Call 10/15/25)	6,000	7,370,400
5.25%, 10/15/55	(Call 10/15/25)	1,000	1,240,450
Series 5
5.38%, 03/01/28		2,150	2,738,627
Third Series
5.00%, 07/15/39	(Call 07/15/20)	1,990	2,266,411
6.13%, 06/01/94	(Call 06/01/24)	500	649,465
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,003,190
5.00%, 10/15/17		1,540	1,616,707
5.00%, 10/15/18		3,800	4,149,714
5.00%, 10/15/20		2,500	2,926,775
5.00%, 10/15/21		2,000	2,409,500
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,564,520
5.00%, 10/15/28	(Call 10/15/24)	5,000	6,352,100
5.00%, 10/15/30	(Call 10/15/24)	3,000	3,794,820
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,152,290
Series C
4.50%, 02/01/17		4,000	4,067,720
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,158,920
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/30		5,000	3,455,100
0.00%, 11/15/31		2,000	1,342,080
0.00%, 11/15/32		1,800	1,170,828
5.00%, 11/15/22		3,360	4,126,954
5.00%, 01/01/23	(PR 01/01/22)	555	672,260
5.00%, 01/01/23	(Call 01/01/22)	255	305,204
5.00%, 01/01/25	(Call 01/01/22)	1,000	1,196,880
5.00%, 01/01/26	(Call 01/01/22)	685	819,863
5.00%, 11/15/26	(Call 05/15/23)	2,000	2,463,600
5.00%, 01/01/27	(Call 01/01/22)	1,070	1,278,211
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,225,240

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 11/15/31	(Call 05/15/26)	$3,500	$4,464,565
5.00%, 11/15/35	(PR 11/15/16)	3,000	3,028,230
5.00%, 11/15/37	(Call 05/15/18)	3,450	3,695,364
5.00%, 11/15/46	(Call 05/15/26)	1,500	1,851,915
Series B
0.00%, 11/15/32		3,360	2,242,061
4.00%, 11/15/16		1,000	1,007,580
5.00%, 11/15/16		2,000	2,019,260
5.00%, 11/15/19		3,000	3,408,960
5.00%, 11/15/20		4,005	4,701,510
5.00%, 11/15/21		30	36,203
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,222,060
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,655,891
5.00%, 11/15/27	(Call 11/15/22)	1,600	1,952,896
Series C
5.00%, 11/15/33	(Call 11/15/18)	1,020	1,114,432
5.00%, 11/15/38	(Call 11/15/18)	775	844,432
Series D
5.00%, 11/15/27	(Call 11/15/18)	2,500	2,723,525
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,261,000
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,233,270
Series Y
5.50%, 01/01/17	(ETM)	110	111,817
Utility Debt Securitization Authority RB
5.00%, 12/15/33	(Call 12/15/25)	4,750	5,979,917
5.00%, 12/15/37	(Call 12/15/25)	5,350	6,658,075
Series A
5.00%, 06/15/28	(Call 06/15/26)	5,000	6,534,550
5.00%, 12/15/34	(Call 06/15/26)	5,000	6,352,850
Series B
5.00%, 06/15/23	(Call 06/15/21)	900	1,064,484
5.00%, 12/15/30	(Call 06/15/26)	1,000	1,286,510
Series TE
5.00%, 12/15/30	(Call 12/15/23)	6,500	8,080,735
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,671,310
5.00%, 12/15/41	(Call 12/15/23)	4,155	5,062,494

			1,580,858,396
NORTH CAROLINA — 1.48%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,153,520
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,144,980

Security		Principal (000s)	Value
County of Mecklenburg NC GO
Series A
5.00%, 12/01/21		$3,000	$3,626,130
Series C
5.00%, 03/01/17		1,750	1,789,252
5.00%, 03/01/18		1,000	1,065,770
County of Wake NC GO
5.00%, 03/01/19		1,000	1,107,620
5.00%, 02/01/20		1,500	1,715,910
Series C
5.00%, 03/01/20		1,000	1,147,170
5.00%, 03/01/21		2,000	2,368,640
5.00%, 03/01/25		1,600	2,073,008
Series D
4.00%, 02/01/17		470	476,843
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41	(Call 10/01/25)	1,000	1,233,080
5.00%, 10/01/55	(Call 10/01/25)	4,500	5,482,530
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	590,945
5.00%, 01/01/21	(ETM)	3,165	3,727,041
Series B
5.00%, 01/01/21	(ETM)	4,090	4,816,302
5.00%, 01/01/26	(PR 01/01/19)	8,605	9,461,886
6.00%, 01/01/22	(ETM)	390	489,867
Series D
5.00%, 01/01/23	(PR 07/01/22)	5,000	6,116,300
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/18	(ETM)	905	957,924
5.00%, 01/01/18		2,595	2,743,174
5.00%, 01/01/19	(ETM)	625	687,238
5.00%, 01/01/19		1,670	1,832,625
5.25%, 01/01/17		800	812,528
5.25%, 01/01/17	(ETM)	355	360,581
Series A
5.00%, 01/01/27	(Call 01/01/26)	1,000	1,278,710
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,738,545

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Raleigh Durham Airport Authority RB
Series A
5.00%, 05/01/32	(Call 05/01/20)	$630	$712,309
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		3,670	4,109,703
Series A
5.00%, 09/01/16		2,625	2,625,000
5.00%, 03/01/17		3,075	3,143,973
Series B
5.00%, 04/01/17		1,000	1,026,120
5.00%, 06/01/17		400	413,384
5.00%, 06/01/18		1,000	1,076,380
5.00%, 06/01/19		1,000	1,117,680
Series C
4.00%, 05/01/20		1,500	1,676,175
4.00%, 05/01/21		1,000	1,143,330
5.00%, 05/01/18		1,580	1,695,103
5.00%, 05/01/19		1,000	1,114,340
5.00%, 05/01/20		2,000	2,307,100
5.00%, 05/01/21		1,400	1,665,986
5.00%, 05/01/22		2,050	2,500,262
Series E
5.00%, 05/01/18		1,000	1,072,850
5.00%, 05/01/19		2,000	2,228,680
5.00%, 05/01/20		2,000	2,307,100
State of North Carolina RB
5.00%, 03/01/17		1,000	1,021,970
5.00%, 03/01/18		500	531,560
5.00%, 03/01/24		2,000	2,495,100
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,444,120
5.25%, 03/01/20	(Call 03/01/19)	1,120	1,242,438
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,704,630
Series B
5.00%, 11/01/18		1,000	1,092,210
5.00%, 11/01/20		1,150	1,343,407
5.00%, 11/01/23	(Call 11/01/21)	795	947,203
5.00%, 06/01/26		1,000	1,305,450
Series C
5.00%, 05/01/27	(Call 05/01/24)	1,500	1,859,265
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,166,520

Security		Principal (000s)	Value
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	$1,000	$1,210,030
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(PR 12/01/17)	1,180	1,245,643

			112,543,140
OHIO — 0.93%
American Municipal Power Inc. RB
5.00%, 02/15/38	(PR 02/15/18)	940	999,276
5.00%, 02/15/38	(Call 02/15/18)	60	63,359
5.25%, 02/15/28	(PR 02/15/18)	945	1,008,013
5.25%, 02/15/28	(Call 02/15/18)	55	58,226
Cincinatti City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	25,986
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,352,310
City of Columbus OH GO
Series 1
5.00%, 07/01/20		1,000	1,159,060
5.00%, 07/01/21		1,000	1,194,530
5.00%, 07/01/23		1,875	2,344,594
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,538,000
5.00%, 06/01/32	(Call 06/01/26)	2,525	3,208,290
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,582,275
5.00%, 06/01/31	(PR 12/01/17)	20	21,097
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/30	(Call 12/01/26)	1,000	1,258,420
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	8,560	9,368,920
5.00%, 11/15/43	(Call 05/15/23)	1,020	1,228,855
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,421,600
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,100,440
5.00%, 06/01/38	(Call 06/01/23)	1,100	1,323,531
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,397,980

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Ohio Turnpike & Infrastructure Commission RB
0.00%, 02/15/34	(Call 02/15/31)	$1,000	$1,013,550
5.00%, 02/15/48	(Call 02/15/23)	4,500	5,214,015
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,212,080
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,691,220
Series A-2
0.00%, 02/15/37		6,880	3,515,130
0.00%, 02/15/40		2,500	1,149,525
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 12/01/21	(PR 12/01/19)	1,000	1,136,130
State of Ohio GO
5.38%, 09/01/28	(PR 03/01/18)	1,970	2,110,166
Series A
5.00%, 09/15/16		1,000	1,001,800
5.00%, 09/15/18		1,680	1,828,109
5.00%, 09/15/21		1,200	1,439,052
5.00%, 09/15/22		2,055	2,520,026
5.00%, 12/15/22		3,000	3,693,660
5.00%, 12/15/23		2,500	3,144,175
5.00%, 09/01/25		2,800	3,634,932
Series C
5.00%, 09/15/21		1,500	1,798,815

			70,757,147
OKLAHOMA — 0.22%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	1,515	1,624,989
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,365,680
5.25%, 06/01/40	(Call 06/01/20)	500	569,570
Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,025	2,196,902
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	759,818

Security		Principal (000s)	Value
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		$3,300	$3,349,599
5.00%, 01/01/20		1,500	1,705,740
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,168,740
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	579,985
University of Oklahoma (The) RB
Series C
4.00%, 07/01/45	(Call 07/01/25)	2,000	2,204,720

			16,525,743
OREGON — 0.45%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/17		6,500	6,719,245
5.00%, 06/01/21		1,000	1,191,920
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,136,570
Oregon Health & Science University RB
Series B
4.00%, 07/01/46	(Call 07/01/26)	2,000	2,250,760
Oregon State Lottery RB
Series A
5.25%, 04/01/26	(PR 04/01/19)	3,475	3,874,799
Series C
5.00%, 04/01/24		1,000	1,268,230
Series D
5.00%, 04/01/29	(Call 04/01/25)	2,000	2,507,780
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(PR 11/15/17)	3,725	3,901,639
5.00%, 11/15/28	(Call 11/15/24)	2,500	3,165,975
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,260,130
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,880,190
5.00%, 11/15/33	(PR 05/15/19)	1,070	1,193,628
State of Oregon GO
4.50%, 08/01/32	(PR 08/01/17)	1,255	1,300,481
4.50%, 08/01/32	(Call 08/01/17)	2,410	2,487,819

			34,139,166

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
PENNSYLVANIA — 3.26%
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	$500	$562,835
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/45	(Call 07/01/24)	2,000	2,372,400
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	312,141
Series C
5.00%, 08/01/17	(AGM)	370	384,737
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,131,650
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	2,000	2,193,880
5.00%, 07/01/17		4,025	4,171,631
5.00%, 03/15/20		3,000	3,398,250
5.00%, 07/01/22		1,000	1,194,170
5.00%, 03/15/31	(Call 03/15/25)	4,400	5,358,100
First Series
4.00%, 09/01/16		1,000	1,000,000
4.00%, 09/01/17	(Call 10/03/16)	1,640	1,644,854
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,098,110
5.00%, 07/01/18		2,805	3,016,273
5.00%, 07/01/19		1,000	1,110,860
5.00%, 06/01/20		1,000	1,139,640
5.00%, 03/15/21		2,000	2,325,860
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,082,300
5.00%, 03/15/23		2,000	2,416,140
5.00%, 06/15/24		2,000	2,468,040
5.00%, 09/15/24		4,000	4,954,720
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,360,780
5.00%, 04/01/25	(Call 04/01/23)	5,000	6,043,450
5.00%, 08/15/25		3,000	3,765,030
5.00%, 10/01/25	(PR 10/01/16)	1,450	1,455,539
5.00%, 03/15/26	(Call 03/15/25)	1,565	1,963,105
5.00%, 09/15/26		2,340	2,975,450
5.00%, 10/01/26	(PR 10/01/16)	2,085	2,092,965
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,215,740
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,359,440
5.00%, 11/15/29	(Call 11/15/21)	2,000	2,337,760

Security		Principal (000s)	Value
Second Series
4.00%, 09/15/30	(Call 09/15/26)	$5,000	$5,676,450
5.00%, 03/01/17		500	511,190
5.00%, 07/01/18		4,185	4,500,214
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,039,880
5.00%, 05/01/19		780	861,674
5.00%, 07/01/19		1,475	1,638,519
5.00%, 05/01/20		755	858,382
5.00%, 07/01/20		1,255	1,433,637
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,702,710
5.00%, 07/01/21		500	585,360
5.00%, 09/15/21		1,500	1,765,635
5.00%, 10/15/23		1,000	1,220,710
5.00%, 09/15/27	(Call 09/15/26)	4,000	5,052,280
5.00%, 10/15/29	(Call 10/15/23)	1,900	2,277,169
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,195,270
5.00%, 10/15/32	(Call 10/15/23)	2,500	2,969,950
Series A
5.00%, 02/15/17		2,500	2,551,025
Series D
4.00%, 08/15/33	(Call 08/15/25)	3,000	3,320,970
Series T
5.00%, 07/01/21		1,000	1,170,720
5.00%, 07/01/22		1,700	2,030,089
Third Series
5.00%, 07/15/17		3,025	3,140,192
County of Chester PA GO
5.00%, 07/15/28	(PR 07/15/19)	1,115	1,250,617
5.00%, 07/15/28	(Call 07/15/19)	295	329,244
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,408,820
5.00%, 01/01/40	(Call 01/01/24)	1,515	1,798,532
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,123,790
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	562,245
Delaware Valley Regional Finance Authority RB Series A
5.50%, 08/01/28	(AMBAC)	610	784,716
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21	(Call 01/01/19)	5,185	5,691,160

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 07/01/17		$11,225	$11,643,468
5.00%, 07/01/18		5,130	5,538,912
5.00%, 07/01/19		11,000	12,324,510
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,056,960
5.00%, 01/01/22	(Call 07/01/17)	2,025	2,099,884
5.00%, 07/01/22	(Call 09/21/16)	1,825	1,856,353
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	3,525	4,157,632
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	805,805
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17		1,150	1,189,997
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37	(Call 12/01/26)	2,000	1,804,620
0.00%, 12/01/37	(Call 12/01/35)	2,500	1,930,275
5.00%, 06/01/20		2,000	2,285,740
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,645,630
5.00%, 12/01/38	(Call 12/01/19)	2,500	2,786,400
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,141,280
5.50%, 12/01/34	(Call 12/01/20)	500	580,670
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,769,340
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,120	1,326,259
5.00%, 12/01/44	(Call 12/01/24)	6,495	7,725,088
Series A-1
5.00%, 12/01/26	(Call 06/01/25)	1,000	1,245,740
5.00%, 06/01/38	(PR 06/01/18) (AGM)	500	538,025
5.00%, 12/01/38	(Call 12/01/24)	1,500	1,760,835
5.00%, 12/01/40	(Call 06/01/25)	2,000	2,376,860
5.00%, 12/01/43	(Call 12/01/22)	1,040	1,191,486
5.00%, 12/01/46	(Call 06/01/26)	7,500	8,969,775
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	563,860
5.00%, 06/01/29	(PR 06/01/19)	2,000	2,232,940
5.00%, 12/01/40	(Call 12/01/25)	2,000	2,397,780
5.00%, 12/01/45	(Call 12/01/25)	4,500	5,303,410
5.25%, 06/01/24	(PR 06/01/19)	575	645,875
5.25%, 06/01/39	(PR 06/01/19)	180	202,187

Security		Principal (000s)	Value
5.25%, 06/01/39	(Call 06/01/19)	$2,600	$2,865,122
5.75%, 06/01/39	(PR 06/01/19)	250	284,213
Series C
5.00%, 12/01/39	(Call 12/01/24)	1,500	1,792,755
5.00%, 12/01/43	(Call 12/01/23)	6,000	7,093,500
5.00%, 12/01/44	(Call 12/01/24)	3,000	3,568,170
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,329,530
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	633,995
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,603,350
State Public School Building Authority RB
5.50%, 06/01/28	(AGM)	470	616,978
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,818,054
Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,171,920

			248,232,183
RHODE ISLAND — 0.05%
Rhode Island Commerce Corp. RB
Series A
5.00%, 06/15/23		2,000	2,427,820
5.25%, 06/15/19	(ETM) (AGM)	1,200	1,349,196

			3,777,016
SOUTH CAROLINA — 1.22%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26	(Call 12/01/23)	4,750	5,905,105
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,451,400
City of Columbia SC Waterworks & Sewer System Revenue RB
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	575,355
Greenville County School District RB
4.63%, 12/01/20	(AGM)	1,000	1,149,920
5.00%, 12/01/23	(Call 12/01/16)	2,500	2,527,675
5.00%, 12/01/27	(Call 12/01/16)	2,300	2,325,254

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Piedmont Municipal Power Agency RB
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	$1,000	$1,155,850
South Carolina Public Service Authority RB
Series A
5.00%, 01/01/17	(ETM) (NPFGC)	2,360	2,395,542
5.00%, 12/01/31	(Call 06/01/26)	2,000	2,481,000
5.00%, 12/01/36	(Call 06/01/26)	3,000	3,648,180
5.00%, 12/01/37	(Call 06/01/26)	1,365	1,655,963
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,329,160
5.00%, 12/01/50	(Call 06/01/25)	6,500	7,608,185
5.50%, 01/01/38	(PR 01/01/19)	2,600	2,894,736
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,803,080
Series B
5.00%, 12/01/16		1,000	1,011,400
5.00%, 12/01/38	(Call 12/01/23)	3,020	3,570,395
5.00%, 12/01/46	(Call 12/01/26)	2,000	2,415,380
5.00%, 12/01/56	(Call 12/01/26)	5,245	6,220,518
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,628,265
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,341,398
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,709,582
5.00%, 12/01/36	(Call 12/01/21)	1,500	1,735,320
5.00%, 12/01/46	(Call 12/01/24)	1,500	1,773,030
Series E
5.00%, 01/01/40	(PR 01/01/20)	1,950	2,220,913
5.00%, 12/01/48	(Call 12/01/23)	6,350	7,456,233
5.25%, 12/01/55	(Call 12/01/25)	4,000	4,822,520
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,083,100
5.00%, 10/01/24		1,000	1,264,620
5.25%, 10/01/40	(Call 10/01/19)	500	558,410
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	1,048,220
3.63%, 10/01/33	(Call 10/01/22)	875	926,923
State of South Carolina GO
Series A
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,107,860
5.00%, 06/01/17		1,850	1,911,901

Security		Principal (000s)	Value
5.00%, 06/01/18		$1,000	$1,076,380
5.00%, 06/01/19		3,500	3,911,880

			92,700,653
TENNESSEE — 0.64%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/17		1,000	1,054,960
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	1,000	1,050,470
Series A
5.00%, 04/01/26	(Call 04/01/25)	2,000	2,543,340
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,250	1,439,612
County of Shelby TN GO
Series A
5.00%, 04/01/17		1,500	1,539,495
5.00%, 03/01/24		1,000	1,262,930
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,188,662
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	840,082
5.00%, 01/01/20	(PR 01/01/18)	1,000	1,058,480
5.00%, 07/01/22		6,725	8,194,480
5.00%, 07/01/23	(PR 07/01/22)	190	232,419
5.00%, 07/01/23	(Call 07/01/22)	810	977,322
Series A
5.00%, 07/01/18		8,400	9,067,968
State of Tennessee GO
Series A
4.00%, 08/01/17		5,485	5,659,588
5.00%, 08/01/18		1,500	1,625,430
5.00%, 08/01/21		1,000	1,198,250
5.00%, 08/01/22		3,500	4,294,255
Tennessee State School Bond Authority RB
5.00%, 11/01/40	(Call 11/01/25)	2,000	2,456,940
5.00%, 11/01/45	(Call 11/01/25)	2,500	3,059,575

			48,744,258

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
TEXAS — 9.48%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	$2,000	$2,118,380
3.00%, 02/15/36	(PSF)	1,000	1,021,440
Austin Community College District GOL
4.00%, 08/01/40	(Call 08/01/25)	1,500	1,664,880
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40	(Call 01/01/26)	1,000	1,192,240
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,745,359
5.00%, 01/01/46	(Call 01/01/26)	3,500	4,150,580
6.00%, 01/01/41	(PR 01/01/21)	1,000	1,215,780
Series A
5.00%, 01/01/40	(Call 07/01/25)	1,000	1,183,100
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,832,575
5.00%, 01/01/45	(Call 07/01/25)	2,500	2,944,825
Series B
5.00%, 01/01/45	(Call 07/01/20)	500	565,565
Central Texas Turnpike System RB
0.00%, 08/15/21	(ETM) (AMBAC)	115	108,662
0.00%, 08/15/21	(AMBAC)	385	356,206
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	8,050,520
Series B
0.00%, 08/15/37	(Call 08/15/24)	1,000	453,860
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,778,520
Series C
5.00%, 08/15/33	(Call 08/15/24)	2,000	2,372,940
5.00%, 08/15/34	(Call 08/15/24)	1,500	1,776,135
5.00%, 08/15/37	(Call 08/15/24)	4,520	5,319,904
5.00%, 08/15/42	(Call 08/15/24)	7,500	8,768,400
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,167,240
Series A
5.00%, 11/15/45	(Call 11/15/25)	2,000	2,410,640
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,206,630
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,879,472

Security		Principal (000s)	Value
5.00%, 11/15/41	(Call 11/15/21)	$1,000	$1,171,610
5.00%, 11/15/45	(Call 11/15/26)	1,000	1,240,210
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,119,180
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/31	(Call 10/03/16)	5	5,017
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/45	(Call 07/15/25)	2,000	2,399,120
Series B
2.00%, 07/15/45	(Call 01/15/17)	1,500	1,506,495
City of Dallas TX GOL
5.00%, 02/15/23		3,000	3,699,060
5.00%, 02/15/24		1,800	2,265,426
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,485,640
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,850,265
Series A
5.00%, 02/15/18	(ETM)	5	5,317
5.00%, 02/15/18		4,635	4,926,078
5.00%, 02/15/20	(ETM)	5	5,708
5.00%, 02/15/20		645	736,377
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	1,865	1,872,162
5.00%, 10/01/17	(AMBAC)	5,900	6,182,492
5.00%, 10/01/39	(PR 10/01/20)	150	174,929
5.00%, 10/01/39	(Call 10/01/20)	700	809,242
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,756,815
Series A
5.00%, 10/01/24		1,000	1,273,120
5.00%, 10/01/26	(Call 10/01/25)	1,400	1,802,276
5.00%, 10/01/31	(Call 10/01/26)	3,000	3,830,700
5.00%, 10/01/41	(Call 10/01/26)	5,000	6,213,750
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	814,815
5.50%, 07/01/39	(Call 07/01/18)	3,485	3,778,820
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,639,750
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,761,000
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,170,980

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
City of Houston TX Combined Utility System Revenue RB
5.00%, 11/15/36	(PR 11/15/17) (AGM)	$4,500	$4,737,150
6.00%, 11/15/36	(PR 05/15/19) (AGC)	945	1,077,281
6.00%, 11/15/36	(Call 05/15/19) (AGC)	55	62,937
Series A
5.25%, 11/15/17	(AGM)	1,925	2,032,473
5.25%, 11/15/28	(Call 11/15/20)	2,035	2,389,375
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,170,590
Series B
4.00%, 11/15/37	(Call 11/15/26)	2,000	2,262,920
5.00%, 11/15/35	(Call 11/15/26)	4,000	4,989,640
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,211,560
Series C
5.00%, 11/15/18		750	819,630
5.00%, 05/15/20		1,725	1,983,715
5.00%, 05/15/22		2,500	3,024,750
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,746,610
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,604,616
Series D
5.00%, 11/15/21		890	1,067,502
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,185,360
5.00%, 11/15/36	(Call 11/15/21)	2,650	3,126,549
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,414,920
Series E
5.00%, 11/15/16		1,000	1,009,450
City of Houston TX GOL
Series 2009A
5.00%, 03/01/27	(Call 03/01/19)	105	115,404
Series A
5.00%, 03/01/18		9,100	9,681,490
5.00%, 03/01/19	(PR 03/01/18)	500	531,900
5.00%, 03/01/19		1,030	1,135,791
5.00%, 03/01/25		3,000	3,791,790
5.00%, 03/01/26	(Call 03/01/24)	1,540	1,915,683
5.00%, 03/01/27	(PR 03/01/19)	895	986,693
5.25%, 03/01/28	(PR 03/01/18)	3,670	3,917,798
City of San Antonio TX GOL
4.00%, 02/01/17		5,000	5,073,300
5.00%, 02/01/19		565	623,042

Security		Principal (000s)	Value
City Public Service Board of San Antonio TX RB
3.00%, 12/01/45		$1,000	$1,076,430
5.00%, 02/01/17		1,050	1,069,761
5.00%, 02/01/20		1,500	1,710,345
5.00%, 02/01/21		2,500	2,940,025
5.00%, 02/01/22	(PR 02/01/18)	3,000	3,185,400
5.00%, 02/01/23		5,000	6,159,800
5.00%, 02/01/30	(Call 08/01/26)	3,000	3,824,460
5.00%, 02/01/32	(PR 02/01/17)	2,555	2,601,705
5.00%, 02/01/44	(Call 02/01/24)	2,550	3,032,256
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,981,050
5.25%, 02/01/24		2,620	3,347,443
5.25%, 02/01/25		1,370	1,771,424
Series D
5.00%, 02/01/17		1,250	1,273,525
5.00%, 02/01/18		2,250	2,387,947
5.00%, 02/01/19		600	661,182
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(PSF)	2,000	2,044,040
County of Bexar TX GOL
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,427,480
County of Fort Bend TX GOL
4.75%, 03/01/31	(PR 03/01/17) (NPFGC)	1,485	1,516,348
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,711,881
5.00%, 10/01/25		1,000	1,291,500
Series B
5.00%, 10/01/25	(PR 10/01/16)	400	401,500
Series C
5.25%, 08/15/19	(AGM)	1,500	1,697,415
County of Harris TX RB
5.00%, 08/15/38	(PR 08/15/19)	565	635,015
5.00%, 08/15/38	(Call 08/15/19)	435	482,641
Series A
5.00%, 08/15/31	(Call 08/15/26)	2,000	2,526,800
5.00%, 08/15/41	(Call 08/15/26)	3,505	4,321,665
Series C
5.00%, 08/15/24	(PR 08/15/19)	500	561,960
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,605,520
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,107,060

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(PR 02/15/17) (PSF)	$2,540	$2,591,740
5.00%, 02/15/30	(Call 02/15/17) (PSF)	260	265,286
5.00%, 02/15/35	(PR 02/15/17) (PSF)	1,155	1,178,527
5.00%, 02/15/35	(Call 02/15/17) (PSF)	45	45,905
Series B-3
4.00%, 02/15/40	(PSF)	1,000	1,088,300
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,288,800
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(PR 12/01/18)	250	274,318
5.00%, 12/01/36	(PR 12/01/16) (AMBAC)	2,755	2,786,517
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	1,980	2,002,354
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,195,520
5.25%, 12/01/29	(AMBAC)	1,050	1,419,789
5.25%, 12/01/43	(PR 12/01/18)	1,000	1,102,850
5.25%, 12/01/48	(PR 12/01/18)	1,170	1,290,335
Series A
5.00%, 12/01/25	(Call 12/01/24)	3,015	3,832,035
5.00%, 12/01/41	(Call 12/01/25)	2,500	3,066,475
5.00%, 12/01/46	(Call 12/01/25)	8,870	10,813,683
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	1,000	1,139,840
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,196,820
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	600,060
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/16		500	503,785
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,140,320
5.00%, 11/01/45	(Call 11/01/20)	500	568,855
5.25%, 11/01/38	(Call 11/01/20)	500	576,940

Security		Principal (000s)	Value
Series B
5.00%, 11/01/32	(Call 11/01/20)	$1,000	$1,151,690
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,190,460
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,777,020
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,303,320
Series D
5.00%, 11/01/17		1,000	1,049,500
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,194,190
5.25%, 11/01/30	(Call 11/01/23)	1,000	1,224,190
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,241,060
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,301,620
Denton Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	2,000	2,443,840
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,184,030
Fort Worth Independent School District GO
5.00%, 02/15/28	(Call 02/15/25) (PSF)	1,500	1,881,105
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,741,815
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,824,640
5.00%, 04/01/53	(Call 10/01/23)	6,000	7,006,260
Grand Prairie Independent School District GO
Series A
5.00%, 02/15/37	(PR 02/15/17) (PSF)	1,000	1,020,000
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	345,671
5.25%, 10/01/21		1,115	1,350,822

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(Call 10/01/20)	$1,520	$1,746,693
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,147,420
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)	1,250	450,413
0.00%, 11/15/50	(Call 11/15/31) (AGM)	2,000	473,020
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,694,549
Houston Community College System GOL
5.00%, 02/15/33	(Call 02/15/23)	2,000	2,407,320
5.00%, 02/15/43	(Call 02/15/23)	5,765	6,865,193
Houston Independent School District GOL
5.00%, 02/15/17	(PSF)	1,325	1,352,467
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,785,157
Series A
5.00%, 02/15/30	(Call 02/15/26) (PSF)	5,000	6,341,250
Series A-2
4.00%, 06/01/39	(PSF)	1,000	1,024,470
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	650	663,033
Katy Independent School District GO
Series A
5.00%, 02/15/45	(Call 02/15/25) (PSF)	3,000	3,629,430
Klein Independent School District GO
5.00%, 08/01/38	(PR 08/01/18)	215	232,907
5.00%, 08/01/38	(Call 08/01/18)	25	26,967
Leander Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	1,500	1,832,880

Security		Principal (000s)	Value
Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	$4,000	$1,924,720
Lewisville Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	1,135	1,318,325
5.00%, 08/15/21	(PSF)	1,000	1,195,470
Series B
5.00%, 08/15/28	(Call 08/15/25)	6,090	7,665,057
Lone Star College System GOL
5.00%, 08/15/33	(PR 08/15/18)	6,000	6,509,700
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/25)	5,760	6,825,658
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,685,010
5.00%, 05/15/45	(Call 05/15/25)	3,130	3,738,660
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,260,560
6.25%, 05/15/28	(PR 05/15/18)	1,500	1,642,823
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,178,620
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,172,090
Midland County Fresh Water Supply District No. 1 RB
Series A
0.00%, 09/15/34	(Call 09/15/27)	1,250	675,700
New Hope Cultural Education Facilities Corp. RB
Series A
5.00%, 07/01/47	(Call 07/01/25)	1,500	1,679,310
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	704,338
Series A
5.00%, 08/01/37	(PR 08/01/17) (PSF)	2,500	2,600,550
North Texas Municipal Water District RB
5.00%, 09/01/31	(PR 09/01/16) (NPFGC)	1,050	1,050,000
5.00%, 09/01/35	(PR 09/01/16) (NPFGC)	1,575	1,575,000
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,840,675

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
North Texas Tollway Authority RB
0.00%, 01/01/33		$3,450	$2,183,643
0.00%, 01/01/37	(AGM)	3,250	1,820,715
0.00%, 09/01/43	(Call 09/01/31)	500	547,675
5.13%, 01/01/28	(PR 01/01/18) (NPFGC)	8,165	8,650,328
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	1,145	1,201,128
5.75%, 01/01/38	(PR 01/01/18)	5,900	6,299,607
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,192,270
6.00%, 01/01/38	(PR 01/01/19) (AGC-ICC)	500	561,095
6.00%, 01/01/43	(Call 01/01/21)	250	295,868
Series A
5.00%, 01/01/20		2,120	2,398,780
5.00%, 01/01/22		1,000	1,189,470
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,232,800
5.00%, 01/01/26	(Call 01/01/24)	3,000	3,691,410
5.00%, 01/01/30	(Call 01/01/26)	5,000	6,227,800
5.00%, 01/01/32	(Call 01/01/25)	7,000	8,443,260
5.00%, 01/01/33	(Call 01/01/25)	2,000	2,403,960
5.00%, 01/01/38	(Call 01/01/25)	3,455	4,101,016
5.00%, 01/01/39	(Call 01/01/26)	2,500	3,017,325
5.50%, 09/01/36	(Call 09/01/21)	2,520	3,024,454
6.00%, 01/01/28	(PR 01/01/19)	820	920,196
6.00%, 01/01/28	(Call 01/01/19)	190	212,181
6.25%, 01/01/39	(PR 01/01/19)	810	913,648
6.25%, 01/01/39	(Call 01/01/19)	190	211,822
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,620	757,496
0.00%, 09/01/43	(Call 09/01/31)	2,500	735,850
5.00%, 01/01/29	(Call 01/01/25)	150	185,028
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,405,800
5.00%, 01/01/34	(Call 01/01/25)	4,750	5,733,392
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,122,140
5.00%, 01/01/40	(Call 01/01/23)	7,500	8,783,325
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,858,320
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	588,555
1.95%, 01/01/38		1,000	1,018,040
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,490,923
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,120,200

Security		Principal (000s)	Value
Series D
0.00%, 01/01/31	(AGM)	$965	$646,878
0.00%, 01/01/34	(AGM)	2,900	1,781,789
5.00%, 09/01/24	(Call 09/01/21)	700	832,083
5.00%, 09/01/30	(Call 09/01/21)	1,175	1,385,008
5.00%, 09/01/32	(Call 09/01/21)	4,770	5,597,261
Series K-1
5.75%, 01/01/38	(PR 01/01/19) (AGM)	500	558,210
Permanent University Fund RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,431,240
Series B
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,264,510
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(PR 02/01/18) (PSF)	300	318,495
Plano Independent School District GO
Series A
5.25%, 02/15/34	(PR 02/15/18)	1,700	1,814,325
Series B
5.00%, 02/15/20	(PSF)	3,000	3,426,930
5.00%, 02/15/21	(PSF)	2,000	2,356,380
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	541,235
San Antonio Independent School District/TX GO
5.00%, 02/15/24	(PSF)	2,500	3,160,600
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,649,220
4.00%, 09/15/42	(Call 09/15/22)	2,000	2,160,180
San Antonio Water System RB
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,530	1,570,117
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,190,110
Spring Branch Independent School District GOL
5.25%, 02/01/38	(PR 02/01/17) (PSF)	2,015	2,054,615

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Spring Independent School District GO
5.00%, 08/15/33	(PR 08/15/17)	$5,660	$5,898,286
5.00%, 08/15/33	(Call 08/15/17)	775	807,759
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,348,308
4.50%, 04/01/33	(PR 04/01/17)	725	741,718
4.50%, 04/01/33	(Call 04/01/17)	4,145	4,239,465
4.75%, 04/01/37	(Call 04/01/18)	1,520	1,611,230
5.00%, 10/01/16		1,800	1,806,948
5.00%, 04/01/17		5,000	5,131,650
5.00%, 10/01/19		1,000	1,130,270
5.00%, 04/01/20		2,000	2,297,280
5.00%, 04/01/21		1,000	1,182,700
5.00%, 10/01/21		2,000	2,402,120
5.00%, 04/01/22		2,000	2,422,500
5.00%, 04/01/23	(PR 04/01/18)	2,465	2,634,641
5.00%, 10/01/24		3,000	3,829,890
5.00%, 04/01/26	(PR 04/01/18)	2,255	2,410,189
5.00%, 04/01/27	(PR 04/01/18)	1,300	1,389,466
5.00%, 04/01/27	(Call 04/01/24)	2,000	2,495,920
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,982,080
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,481,340
5.00%, 04/01/33	(PR 04/01/17)	7,940	8,146,590
5.00%, 04/01/35	(Call 04/01/24)	1,660	2,010,061
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,779,510
5.00%, 04/01/36	(Call 04/01/24)	1,000	1,208,540
5.00%, 10/01/36	(Call 10/01/25)	1,995	2,467,416
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,562,080
Series A
4.00%, 10/01/31	(Call 10/01/24)	2,000	2,282,720
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,222,940
4.50%, 04/01/35	(Call 04/01/17) (NPFGC-FGIC)	1,000	1,022,450
5.00%, 10/01/21		1,200	1,438,956
5.00%, 10/01/22		2,000	2,451,140
5.00%, 10/01/23		1,000	1,252,480
5.00%, 10/01/24		3,000	3,829,890
5.00%, 10/01/28	(Call 10/01/24)	5,000	6,273,350
5.00%, 10/01/44	(Call 10/01/24)	7,650	9,272,335
Series B
5.00%, 10/01/17		2,535	2,657,238
Series D
4.00%, 05/15/45	(Call 05/15/25)	2,000	2,216,820

Security		Principal (000s)	Value
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	$3,000	$3,561,060
Texas Public Finance Authority RB
4.00%, 07/01/17	(Call 01/01/17)	1,000	1,017,110
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18		3,305	3,534,070
5.00%, 04/01/18	(PR 04/01/17)	2,630	2,698,301
5.00%, 04/01/20		4,000	4,589,960
5.00%, 10/01/20		500	582,985
5.00%, 10/01/22		1,500	1,838,355
5.00%, 04/01/24	(PR 04/01/17)	1,585	1,626,162
5.00%, 10/01/26		2,905	3,824,491
5.00%, 04/01/27	(PR 04/01/17)	4,650	4,770,760
Series A
4.75%, 04/01/17		1,800	1,844,766
5.00%, 04/01/17		800	821,064
5.00%, 04/01/18		1,600	1,710,640
5.00%, 04/01/21		4,225	4,996,907
5.00%, 04/01/23		13,355	16,551,119
5.00%, 04/01/24		1,200	1,515,936
Texas Water Development Board RB
Series A
4.00%, 10/15/34	(Call 10/15/25)	3,000	3,393,720
4.00%, 10/15/45	(Call 10/15/25)	2,000	2,219,180
5.00%, 07/15/26	(Call 07/15/17)	2,325	2,412,769
5.00%, 07/15/27	(Call 07/15/17)	250	259,393
5.00%, 10/15/40	(Call 10/15/25)	3,500	4,312,420
5.00%, 10/15/45	(Call 10/15/25)	4,000	4,909,880
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,221,590
Series B
5.00%, 08/15/18		1,000	1,084,240
5.00%, 08/15/19		1,000	1,123,370
5.00%, 08/15/26		2,500	3,292,925
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,196,580
Series D
5.00%, 08/15/21		600	717,444
5.00%, 08/15/24		2,200	2,805,726
5.00%, 08/15/25		3,910	5,079,520

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series F
5.00%, 08/15/47		$2,000	$2,984,060

			722,052,911
UTAH — 0.92%
Intermountain Power Agency RB
Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,077,330
State of Utah GO
5.00%, 07/01/23		1,500	1,880,160
5.00%, 07/01/24		1,000	1,281,570
5.00%, 07/01/25	(Call 01/01/25)	2,000	2,580,820
Series 2011A
5.00%, 07/01/24	(PR 07/01/21)	5,000	5,970,000
Series A
4.00%, 07/01/17		1,000	1,028,890
5.00%, 07/01/17		8,725	9,049,570
5.00%, 07/01/20	(PR 07/01/18)	8,200	8,852,064
5.00%, 07/01/22	(PR 07/01/21)	1,040	1,241,760
5.00%, 07/01/26	(PR 07/01/21)	1,830	2,185,020
Series C
5.00%, 07/01/17		1,000	1,037,200
5.00%, 07/01/18		4,540	4,903,654
University of Utah (The) RB
Series A
5.00%, 08/01/43	(Call 08/01/23)	3,000	3,610,830
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,713,633
Series A
4.75%, 06/15/32	(PR 06/15/18) (AGM)	1,210	1,297,253
5.00%, 06/15/24	(PR 06/15/18)	1,835	1,975,469
5.00%, 06/15/24		4,000	5,103,040
5.00%, 06/15/25		1,000	1,297,420
5.00%, 06/15/28	(PR 06/15/18)	1,275	1,372,601
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,500	1,614,825
5.00%, 06/15/36	(PR 06/15/18) (AGM)	1,900	2,045,445
5.00%, 06/15/38	(Call 06/15/25)	7,000	8,646,540

			69,765,094

Security		Principal (000s)	Value
VERMONT — 0.02%
University of Vermont & State Agricultural College RB
5.00%, 10/01/40	(Call 10/01/25)	$1,000	$1,196,610

			1,196,610
VIRGINIA — 0.82%
City of Richmond VA RB
Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,390,280
Commonwealth of Virginia GO
Series B
5.00%, 06/01/26	(Call 06/01/25) (SAW)	3,000	3,885,510
Series D
5.00%, 06/01/18		500	538,190
5.00%, 06/01/19		1,000	1,117,680
County of Fairfax VA GO
Series A
4.00%, 10/01/27	(Call 04/01/26)	2,000	2,422,400
Series B
5.00%, 10/01/22	(SAW)	1,000	1,231,680
5.00%, 04/01/23	(SAW)	1,000	1,245,410
5.00%, 10/01/23	(SAW)	2,000	2,519,620
Series C
5.00%, 10/01/16	(SAW)	425	426,632
5.00%, 10/01/17	(SAW)	2,360	2,473,540
County of Loudoun VA GO
Series B
5.00%, 11/01/19		1,500	1,701,285
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(PR 04/01/18)	375	401,021
University of Virginia RB
5.00%, 06/01/40	(Call 06/01/18)	9,560	10,279,390
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,214,560
Upper Occoquan Sewage Authority RB
Series A
5.15%, 07/01/20	(NPFGC)	820	899,474

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Virginia College Building Authority RB
Series 2012B
5.00%, 09/01/20		$2,570	$2,984,156
Series A
4.00%, 02/01/32	(Call 02/01/25)	3,000	3,383,310
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,097,990
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	588,570
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,202,360
5.00%, 05/15/33	(Call 05/15/21) (SAP)	2,275	2,675,650
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,173,600
Virginia Public Building Authority RB
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,943,125
5.00%, 08/01/17		3,100	3,226,542
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,000	2,243,400
5.00%, 08/01/23	(Call 08/01/22) (SAW)	1,000	1,224,200
5.00%, 08/01/26	(Call 08/01/25) (SAW)	1,515	1,947,729
Series C
5.00%, 08/01/17	(SAW)	1,695	1,763,698
5.00%, 08/01/18	(SAW)	550	595,183
5.00%, 08/01/19	(SAW)	770	864,071
Virginia State Public School Authority RB
5.00%, 08/01/24	(SAW)	1,225	1,560,246

			62,220,502
WASHINGTON — 3.37%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/32	(PR 11/01/17) (AGM)	1,400	1,472,618
5.00%, 11/01/36	(PR 11/01/17)	3,500	3,681,545

Security		Principal (000s)	Value
Series S-1
5.00%, 11/01/30	(Call 11/01/25)	$2,000	$2,530,820
5.00%, 11/01/36	(Call 11/01/25)	2,000	2,466,260
5.00%, 11/01/45	(Call 11/01/25)	5,500	6,710,715
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,400,364
Series B
5.00%, 02/01/18		1,000	1,061,160
5.00%, 02/01/21	(Call 02/01/20)	500	568,995
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,136,310
5.00%, 02/01/24	(Call 02/01/20)	500	567,610
City of Tacoma WA Electric System Revenue RB
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,076,070
5.00%, 01/01/38	(Call 07/01/23)	1,000	1,204,860
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	1,900	1,990,212
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	4,600	4,869,606
5.00%, 01/01/39	(PR 01/01/19)	8,205	9,038,218
5.00%, 07/01/40	(Call 01/01/25)	2,000	2,412,360
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,129,300
5.00%, 07/01/47	(Call 01/01/25)	2,000	2,392,240
5.00%, 01/01/50	(Call 07/01/20)	2,000	2,253,820
5.00%, 01/01/52	(Call 01/01/22)	4,000	4,642,880
5.13%, 01/01/41	(Call 01/01/21)	500	577,580
5.25%, 01/01/42	(PR 01/01/19)	1,000	1,107,330
Series B
5.00%, 01/01/41	(Call 01/01/21)	1,330	1,526,973
Energy Northwest RB
4.00%, 07/01/38	(Call 07/01/25)	2,000	2,204,720
5.00%, 07/01/34	(Call 07/01/25)	2,000	2,465,340
Series A
5.00%, 07/01/17		12,935	13,415,018
5.00%, 07/01/18		11,140	12,021,620
5.00%, 07/01/19		2,365	2,645,536
5.00%, 07/01/20		1,850	2,137,416
5.00%, 07/01/21		2,000	2,377,560
5.00%, 07/01/22	(Call 07/01/21)	565	669,028
5.00%, 07/01/23	(Call 07/01/21)	2,100	2,485,581

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 07/01/23		$1,000	$1,243,030
5.00%, 07/01/27	(Call 07/01/26)	1,000	1,296,610
5.25%, 07/01/18		2,185	2,367,863
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,243,540
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,114,590
NJB Properties RB
5.00%, 12/01/36	(PR 12/01/16) (GTD)	1,000	1,011,410
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/39	(Call 12/01/25) (GTD)	2,000	2,449,440
Port of Seattle WA RB
Series A
5.00%, 08/01/30	(Call 08/01/22)	1,500	1,788,585
5.00%, 08/01/31	(Call 08/01/22)	2,910	3,464,442
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/40	(Call 12/01/25)	1,000	1,220,060
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(PR 12/01/18) (GTD)	500	551,305
State of Washington GO
5.00%, 07/01/19		2,000	2,237,240
5.00%, 07/01/23		1,090	1,354,903
5.00%, 07/01/24		2,000	2,529,860
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,892,325
5.00%, 07/01/26	(Call 07/01/24)	1,050	1,318,002
5.00%, 07/01/30	(PR 07/01/17)	1,700	1,763,240
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,232,650
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,454,960
5.00%, 08/01/32	(Call 08/01/25)	2,500	3,105,075
5.00%, 08/01/37	(Call 08/01/25)	2,500	3,059,375
Series 2010B
5.00%, 08/01/34	(PR 08/01/19)	3,000	3,369,120
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,826,070
Series 2017A
5.00%, 08/01/39	(Call 08/01/26)	5,000	6,190,850

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18		$1,200	$1,294,284
5.00%, 07/01/25	(PR 07/01/18)	1,330	1,434,498
5.00%, 07/01/27	(PR 07/01/18)	4,750	5,123,207
5.00%, 07/01/31	(PR 07/01/18)	3,400	3,667,138
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,423,000
5.00%, 08/01/35	(Call 08/01/21)	500	586,705
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,472,932
Series B
5.00%, 07/01/28	(Call 01/01/26)	2,500	3,177,050
5.00%, 07/01/29	(Call 01/01/26)	3,000	3,791,910
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,058,060
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,058,060
5.00%, 06/01/41	(Call 06/01/21)	20,455	23,687,708
Series D
5.00%, 01/01/33	(PR 01/01/18)	4,080	4,316,885
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,184,280
5.00%, 02/01/39	(Call 02/01/24)	900	1,079,055
Series E
5.00%, 02/01/31	(PR 02/01/19)	1,500	1,654,860
Series R
5.00%, 07/01/19		1,500	1,677,930
5.00%, 07/01/20		1,800	2,079,648
Series R-2011C
5.00%, 07/01/17		350	362,988
Series R-2012C
5.00%, 07/01/20		1,000	1,155,360
5.00%, 07/01/24	(Call 07/01/22)	3,750	4,556,400
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,214,410
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,820,670
Series R-2015
5.00%, 07/01/18		1,500	1,617,855
5.00%, 07/01/19		1,500	1,677,930
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,875,135
5.00%, 07/01/29	(Call 01/01/25)	3,000	3,731,880
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,227,480
Series R-2015E
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,875,135
5.00%, 07/01/31	(Call 01/01/25)	3,000	3,697,950
5.00%, 07/01/33	(Call 01/01/25)	5,850	7,155,603

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
State of Washington RB
5.00%, 09/01/16		$1,000	$1,000,000
5.00%, 09/01/18		2,325	2,517,859
5.00%, 09/01/19		2,250	2,518,875
5.00%, 09/01/20		1,000	1,154,460
5.00%, 09/01/21		3,000	3,556,890
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,457,020
University of Washington RB
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,199,420
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,055	2,477,796

			256,942,536
WEST VIRGINIA — 0.03%
West Virginia Economic Development Authority RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	1,270	1,441,641
West Virginia University RB
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,169,610

			2,611,251
WISCONSIN — 0.97%
State of Wisconsin GO
5.00%, 05/01/27	(Call 05/01/25)	1,000	1,275,980
Series 1
5.00%, 05/01/17		2,500	2,575,000
5.00%, 05/01/19	(AMBAC)	1,685	1,876,551
5.00%, 11/01/20		3,000	3,511,230
5.00%, 05/01/21		2,000	2,370,560
5.00%, 11/01/21		3,900	4,687,878
5.00%, 11/01/23		1,500	1,881,870
5.00%, 11/01/24		2,000	2,556,980
Series 2
5.00%, 11/01/20		3,000	3,511,230
5.00%, 11/01/21		2,000	2,404,040
5.00%, 11/01/22	(Call 11/01/21)	2,070	2,468,992
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,205,140
5.00%, 11/01/25		1,250	1,624,388
5.00%, 11/01/29	(Call 05/01/26)	2,000	2,551,860
Series 3
5.00%, 11/01/21		2,000	2,404,040
5.00%, 11/01/22		1,175	1,442,736

Security		Principal or Shares (000s)	Value
Series 4
5.00%, 05/01/26	(Call 11/01/24)	$3,510	$4,479,883
Series B
5.00%, 05/01/22	(PR 05/01/21)	1,500	1,779,420
State of Wisconsin RB
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,294,831
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,653,985
5.75%, 05/01/33	(Call 05/01/19) (SAP)	9,250	10,405,880
6.00%, 05/01/36	(Call 05/01/19) (SAP)	5,015	5,673,169
6.25%, 05/01/37	(PR 05/01/19) (SAP)	1,000	1,146,080
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22		1,000	1,217,250
Series A
5.00%, 07/01/20	(AGM)	2,000	2,313,180
Series I
5.00%, 07/01/19	(NPFGC-FGIC)	1,095	1,225,863
5.00%, 07/01/20		1,000	1,156,590
Wisconsin Health & Educational Facilities Authority RB
5.00%, 12/01/41	(Call 11/01/26)	2,000	2,436,320

			74,130,926

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $7,125,044,484)			7,510,162,265

SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Liquidity Funds MuniCash Portfolio
0.40%[a,b]		56,300	56,300,104

			56,300,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,300,104)			56,300,104

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL MUNI BOND ETF

August 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.33%
(Cost: $7,181,344,588)[c]	$7,566,462,369
Other Assets, Less Liabilities — 0.67%	51,176,290

NET ASSETS — 100.00%	$7,617,638,659

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGC-ICC  —  Assured Guaranty Corp.–Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp.–Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $7,181,637,930. Net unrealized appreciation was $384,824,439, of which $385,795,419 represented gross unrealized appreciation on securities and $970,980 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$7,510,162,265	$—	$7,510,162,265
Money market funds	56,300,104	—	—	56,300,104

Total	$56,300,104	$7,510,162,265	$—	$7,566,462,369

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 100.42%

ALABAMA — 0.64%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$100	$108,365
5.00%, 09/01/19		500	560,960
5.00%, 09/01/20		500	578,650
Alabama Public School & College Authority RB
5.00%, 12/01/25	(PR 12/01/17)	1,055	1,112,603
Series A
5.00%, 05/01/19		650	722,793
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,111,710
Series B
5.00%, 01/01/20		1,500	1,703,610
5.00%, 01/01/21		1,000	1,171,520

			7,070,211
ALASKA — 0.02%
Municipality of Anchorage AK GO
Series B
5.25%, 12/01/16	(AMBAC)	265	268,175

			268,175
ARIZONA — 1.32%
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19		2,125	2,380,722
5.00%, 09/01/20		500	577,445
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/17	(AGM)	50	51,368
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17		1,280	1,327,168
5.00%, 07/01/18		1,000	1,078,570
Series B
5.00%, 07/01/20		500	578,910
County of Maricopa AZ COP
5.00%, 07/01/17		1,000	1,036,260
Maricopa County Community College District GO
5.00%, 07/01/21		3,000	3,571,050

Security		Principal (000s)	Value
Salt River Project Agricultural Improvement & Power District RB
Series B
4.00%, 01/01/17		$275	$278,256
4.00%, 01/01/18		2,520	2,632,216
5.00%, 12/01/19		1,075	1,219,792

			14,731,757
ARKANSAS — 0.10%
State of Arkansas GO
4.00%, 06/15/20		950	1,063,734

			1,063,734
CALIFORNIA — 20.25%
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/03/16)	2,000	2,000,780
Series B
1.50%, 04/01/47	(Call 10/01/17)	4,150	4,178,552
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,100	3,166,433
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	752,970
Series F-1
5.00%, 04/01/17		750	769,965
5.00%, 04/01/39	(PR 04/01/18)	2,000	2,139,280
5.13%, 04/01/39	(PR 04/01/19)	3,220	3,592,039
5.25%, 04/01/24	(PR 04/01/19)	1,000	1,118,740
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21		750	905,137
California State Public Works Board RB
Series D
4.00%, 09/01/17		760	786,395
Series F
5.00%, 05/01/18		500	536,080
5.00%, 09/01/18		1,000	1,085,810
5.00%, 05/01/20		1,000	1,152,110
Series G
5.00%, 01/01/20		1,000	1,139,640
5.00%, 01/01/21		1,580	1,857,638
Series H
5.00%, 12/01/19		1,500	1,704,540

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
California State University RB
Series B-1
3.00%, 11/01/47	(Call 05/01/19)	$500	$528,205
Series B-2
4.00%, 11/01/49	(Call 05/01/21)	500	567,290
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		1,850	2,026,471
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		3,000	3,261,600
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		710	794,384
El Camino Community College District GO
Series C
0.00%, 08/01/20		775	738,126
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	562,810
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	1,265	1,317,333
6.00%, 08/01/33	(PR 08/01/19)	145	167,405
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	2,000	2,167,900
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	1,360	1,474,172
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17	(ETM)	150	156,467
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		1,350	1,400,908
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/17		1,000	1,037,540

Security		Principal (000s)	Value
5.00%, 07/01/19		$2,110	$2,367,251
5.00%, 07/01/20		300	348,087
5.00%, 07/01/21		1,000	1,196,620
Series B
5.00%, 12/01/18	(Call 11/01/18)	1,600	1,750,032
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/19		1,000	1,122,220
Series A-1
5.50%, 07/01/17	(FGIC)	480	500,093
5.50%, 07/01/18	(FGIC)	1,190	1,297,290
Series A-2
5.00%, 07/01/21		1,000	1,198,720
Series B
5.00%, 07/01/17		735	762,717
5.00%, 07/01/18		500	540,525
Series C
5.00%, 07/01/19		1,300	1,458,886
5.00%, 07/01/20		1,250	1,451,912
Series KRY
5.00%, 07/01/17		550	570,741
Metropolitan Water District of Southern California RB
Series C
5.00%, 07/01/17		3,000	3,112,890
5.00%, 07/01/18		400	432,420
5.00%, 07/01/19		205	230,178
New Haven Unified School District GO
5.00%, 08/01/18	(AGC)	200	216,524
Sacramento Municipal Utility District RB
Series U
5.00%, 08/15/17	(AGM)	100	104,272
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(PR 05/01/18) (AGM)	5,000	5,367,150

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.00%, 05/15/21		$1,000	$1,192,940
5.25%, 05/15/34	(PR 05/15/19)	6,500	7,305,220
Series B
5.00%, 05/15/17		210	216,642
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/17		2,250	2,342,227
San Diego Unified School District/CA GO
Series E
3.00%, 07/01/17		1,500	1,531,020
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/17	(ETM)	380	379,255
State of California
5.00%, 09/01/21		1,000	1,196,900
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/20	(Call 05/01/18)	600	643,398
Series H
5.00%, 05/01/17		530	545,874
5.00%, 05/01/17	(AGM)	2,845	2,930,208
Series K
5.00%, 05/01/18		3,000	3,219,780
Series L
5.00%, 05/01/17		3,490	3,594,525
5.00%, 05/01/18		1,700	1,824,542
5.00%, 05/01/19		4,570	5,096,373
5.00%, 05/01/20		3,660	4,230,155
Series M
4.00%, 05/01/19		300	326,637
5.00%, 05/01/19		350	390,313
Series N
5.00%, 05/01/19		200	223,036
5.00%, 05/01/20		2,530	2,924,123

Security		Principal (000s)	Value
Series O
5.00%, 05/01/21		$2,575	$3,075,503
State of California Department of Water Resources RB
5.00%, 12/01/27	(PR 06/01/18)	1,550	1,669,427
Series AJ
5.00%, 12/01/16	(ETM)	5	5,057
5.00%, 12/01/16		495	500,816
State of California GO
3.00%, 09/01/16		1,770	1,770,000
3.00%, 12/01/32	(Call 06/01/19)	1,250	1,323,100
3.25%, 10/01/16		1,125	1,127,689
4.00%, 04/01/17		300	306,162
4.00%, 08/01/17		2,500	2,580,275
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,537,710
4.00%, 12/01/30	(Call 06/01/21)	300	341,070
5.00%, 09/01/16		1,000	1,000,000
5.00%, 09/01/16	(NPFGC)	540	540,000
5.00%, 10/01/16		6,450	6,474,768
5.00%, 11/01/16	(AMBAC)	790	796,059
5.00%, 12/01/16		560	566,429
5.00%, 02/01/17		1,125	1,146,172
5.00%, 03/01/17		2,000	2,045,120
5.00%, 04/01/17		1,750	1,796,008
5.00%, 09/01/17		2,805	2,930,748
5.00%, 10/01/17		2,220	2,327,670
5.00%, 11/01/17		300	315,645
5.00%, 02/01/18		3,500	3,718,610
5.00%, 04/01/18		2,000	2,139,120
5.00%, 09/01/18		2,000	2,174,120
5.00%, 11/01/18		1,000	1,093,960
5.00%, 12/01/18		1,000	1,097,390
5.00%, 02/01/19		3,885	4,287,874
5.00%, 04/01/19		3,000	3,331,320
5.00%, 06/01/19	(PR 06/01/17) (NPFGC)	1,000	1,033,870
5.00%, 08/01/19	(Call 02/01/17)	2,640	2,688,814
5.00%, 10/01/19		425	480,437
5.00%, 02/01/20		4,100	4,688,391
5.00%, 03/01/20		1,000	1,146,680
5.00%, 09/01/20		1,190	1,386,874
5.00%, 10/01/20		500	584,306
5.00%, 11/01/20		885	1,037,008

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 09/01/21		$1,000	$1,198,190
5.50%, 04/01/18		4,100	4,417,463
5.50%, 04/01/19		3,525	3,958,363
6.00%, 02/01/18	(AMBAC)	755	813,014
Series A
5.00%, 07/01/17	(ETM)	3,020	3,133,371
5.00%, 07/01/18	(ETM)	5,480	5,922,072
5.00%, 07/01/19	(ETM)	6,780	7,614,754
5.00%, 07/01/20	(PR 07/01/19)	7,195	8,076,531
5.25%, 07/01/21	(PR 07/01/19)	5,145	5,811,432
Series B
5.00%, 09/01/17		1,000	1,044,830
5.00%, 09/01/19		2,000	2,254,220
5.00%, 09/01/20		1,830	2,132,755
University of California RB
Series AF
5.00%, 05/15/17		1,165	1,202,187
5.00%, 05/15/18		750	806,145
5.00%, 05/15/20		1,000	1,155,530
Series AT
1.40%, 05/15/46	(Call 11/15/20)	500	508,010
Series I
5.00%, 05/15/17		1,650	1,702,552
5.00%, 05/15/18		1,000	1,074,680

			225,118,717
COLORADO — 0.49%
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/16	(NPFGC)	130	130,000
Regional Transportation District RB
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	2,125	2,141,193
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	503,810
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,667,611
State of Colorado Department of Transportation RB
5.00%, 12/15/16		1,000	1,013,160

			5,455,774

Security		Principal (000s)	Value
CONNECTICUT — 2.16%
Connecticut State Health & Educational Facility Authority RB
Series A
0.80%, 07/01/48		$1,500	$1,502,400
1.38%, 07/01/35		1,000	1,012,960
Series A-1
1.00%, 07/01/42		850	853,086
Series A-4
1.20%, 07/01/49		1,000	1,008,410
Series T-2
0.60%, 07/01/29		2,000	2,000,840
Series U
1.00%, 07/01/33		1,500	1,504,890
State of Connecticut GO
5.00%, 08/01/19		1,000	1,116,170
Series A
3.00%, 03/15/17		500	506,485
5.00%, 10/15/17		1,000	1,048,810
5.00%, 10/15/18		1,000	1,087,740
Series B
5.00%, 05/01/17		1,045	1,075,566
5.00%, 05/15/20		500	570,520
5.00%, 05/15/21		500	585,305
5.25%, 06/01/19	(AMBAC)	500	558,505
Series C
5.00%, 06/15/17		1,550	1,603,506
Series D
5.00%, 11/01/18		2,000	2,178,820
Series E
5.00%, 12/15/17	(Call 12/15/16)	750	759,840
Series F
5.00%, 12/01/17	(PR 12/01/16)	2,000	2,022,460
5.00%, 11/15/20		1,000	1,156,940
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		1,000	1,155,960
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		360	366,746
5.00%, 02/01/18		300	318,348

			23,994,307

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
DELAWARE — 0.11%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		$1,200	$1,204,632

			1,204,632
DISTRICT OF COLUMBIA — 0.80%
District of Columbia GO
Series A
5.00%, 06/01/20		2,135	2,462,018
Series B
5.00%, 06/01/17	(AMBAC)	1,275	1,317,610
5.25%, 06/01/18	(AMBAC)	550	593,896
District of Columbia Water & Sewer Authority RB
Series A
5.00%, 10/01/34	(PR 10/01/18) (AGC)	2,100	2,289,399
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	2,100	2,212,707

			8,875,630
FLORIDA — 1.59%
Central Florida Expressway Authority RB
1.63%, 01/01/19	(Call 01/01/18)	1,000	1,010,250
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/21		500	592,465
Orlando Utilities Commission RB
Series A
5.00%, 10/01/18		1,500	1,632,990
School Board of Miami-Dade County (The) COP
Series A
5.00%, 05/01/32	(PR 05/01/17) (NPFGC)	2,500	2,574,425
State of Florida GO
Series A
5.00%, 06/01/19		2,300	2,571,906
Series D
5.00%, 06/01/17		1,000	1,033,500
5.00%, 06/01/18		2,000	2,153,120

Security		Principal (000s)	Value
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19		$1,000	$1,118,620
5.00%, 07/01/20		1,000	1,155,360
Series B
5.00%, 07/01/18		1,000	1,078,570
Series C
5.00%, 07/01/18		545	587,821
Series E
5.00%, 07/01/17		1,000	1,037,110
Tampa Bay Water RB
Series A
5.00%, 10/01/16	(ETM)	1,000	1,003,750
Series B
5.00%, 10/01/19	(ETM)	150	169,320

			17,719,207
GEORGIA — 4.29%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		2,225	2,444,385
Series B
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,134,680
City of Atlanta GA Water & Wastewater Revenue RB
Series A
6.00%, 11/01/27	(PR 11/01/19)	1,515	1,765,308
6.25%, 11/01/34	(PR 11/01/19)	2,000	2,346,080
Georgia State Road & Tollway Authority RB
5.00%, 06/01/18	(Call 10/03/16) (NPFGC)	2,000	2,007,500
Series A
5.00%, 06/01/17		3,150	3,252,375
5.00%, 03/01/20	(GTD)	1,000	1,147,170
5.00%, 03/01/21	(GTD)	410	485,571
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	2,110	2,453,972
5.00%, 02/01/21	(SAW)	1,000	1,181,410
Series A
4.00%, 10/01/16		1,000	1,003,010

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Municipal Electric Authority of Georgia RB
Series A
5.00%, 01/01/21		$1,000	$1,168,740
Series B
5.00%, 01/01/20		2,860	3,247,215
Series D
5.75%, 01/01/19	(PR 07/01/18)	740	809,086
5.75%, 01/01/19	(Call 07/01/18)	260	283,975
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		1,000	1,002,960
State of Georgia GO
Series A
5.00%, 07/01/17		300	311,133
Series A-1
5.00%, 02/01/19		2,610	2,881,988
Series B
5.00%, 07/01/21	(Call 07/01/18)	750	809,138
Series C
5.00%, 07/01/19		500	560,510
5.00%, 07/01/21	(Call 07/01/17)	1,000	1,035,570
Series D
5.00%, 07/01/17		1,200	1,244,532
Series E
5.00%, 08/01/19	(PR 08/01/17)	770	801,493
5.00%, 08/01/20	(PR 08/01/17)	350	364,315
5.00%, 08/01/21	(PR 08/01/17)	625	650,563
Series E-2
4.00%, 09/01/16		5,100	5,100,000
Series I
5.00%, 07/01/17		1,500	1,555,665
5.00%, 07/01/18		2,375	2,564,786
5.00%, 07/01/19		500	560,510
5.00%, 07/01/20		3,000	3,479,640

			47,653,280
HAWAII — 1.05%
State of Hawaii GO
Series DT
5.00%, 11/01/17		300	315,429
Series DY
5.00%, 02/01/18		250	265,400
5.00%, 02/01/19		1,020	1,124,785

Security		Principal (000s)	Value
Series DZ
5.00%, 12/01/16	(ETM)	$15	$15,171
5.00%, 12/01/16		3,935	3,980,213
5.00%, 12/01/19	(ETM)	590	670,317
5.00%, 12/01/19		550	624,651
Series EA
5.00%, 12/01/16		250	252,873
5.00%, 12/01/18		2,000	2,192,020
Series EF
5.00%, 11/01/17		1,000	1,051,430
Series EH
5.00%, 08/01/21		1,000	1,192,760

			11,685,049
ILLINOIS — 2.62%
Chicago O’Hare International Airport RB
Series 2015B
5.00%, 01/01/20		500	565,400
5.00%, 01/01/21		500	581,830
Series B
5.00%, 01/01/17		270	273,864
5.00%, 01/01/18		1,200	1,266,528
5.00%, 01/01/19	(Call 01/01/17) (AGM)	550	557,964
5.25%, 01/01/18	(NPFGC)	500	529,375
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		1,000	1,130,150
Series B
5.00%, 12/01/17		1,800	1,896,030
5.50%, 01/01/33	(PR 01/01/18)	2,000	2,130,220
Series D
5.00%, 01/01/21		600	699,576
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)	500	484,195
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	1,850,093
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,112,078

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
State of Illinois GO
4.00%, 02/01/18		$500	$516,745
4.00%, 07/01/18		620	645,736
5.00%, 01/01/17		1,000	1,013,260
5.00%, 01/01/17	(AGM)	1,000	1,013,570
5.00%, 01/01/18		1,630	1,703,236
5.00%, 08/01/18		1,690	1,794,374
5.00%, 01/01/19		500	534,490
5.00%, 01/01/19	(AGM)	600	646,668
5.00%, 01/01/20	(AGM)	400	443,004
5.00%, 07/01/21		425	475,541
State of Illinois RB
5.00%, 06/15/17		630	651,502
5.00%, 06/15/18		2,025	2,176,247
State of Illinois Unemployment Compensation Trust Fund RB
Series B
5.00%, 06/15/17	(Call 12/15/16)	2,750	2,785,228
5.00%, 12/15/17	(Call 12/15/16)	500	506,370
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,093,295

			29,076,569
INDIANA — 0.26%
Indiana Finance Authority RB
Series A
5.00%, 02/01/17		1,000	1,018,910
Series C
3.00%, 10/01/16		1,000	1,002,010
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	850	884,723

			2,905,643
IOWA — 0.06%
Iowa Finance Authority RB
5.00%, 08/01/20		560	649,880

			649,880
KANSAS — 0.27%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,880	1,880,000
5.50%, 03/01/19	(AGM)	305	341,600

Security		Principal (000s)	Value
Series B
5.00%, 09/01/19		$200	$225,528
Series C
5.00%, 09/01/20		500	583,075

			3,030,203
KENTUCKY — 0.14%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19	(NPFGC)	700	787,262
Kentucky State Property & Building Commission RB
5.25%, 10/01/16	(AGM)	510	512,045
5.25%, 02/01/18		240	254,736

			1,554,043
LOUISIANA — 0.33%
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/34	(PR 02/01/19)	400	443,584
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		400	428,164
5.00%, 06/01/20		325	370,682
State of Louisiana GO
Series A
5.00%, 11/15/19		1,100	1,241,053
5.00%, 11/15/20	(Call 05/15/20)	1,000	1,148,290

			3,631,773
MARYLAND — 4.32%
County of Montgomery MD GO
Series A
5.00%, 11/01/20		2,500	2,930,900
Maryland State Transportation Authority RB
5.00%, 03/01/17		1,000	1,022,430
5.25%, 03/01/17		310	317,341
5.25%, 03/01/18		1,380	1,475,896
5.25%, 03/01/19		2,020	2,249,351
State of Maryland Department of Transportation RB
5.00%, 05/01/17		1,400	1,441,706

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
State of Maryland GO
5.00%, 08/01/19		$2,000	$2,248,660
5.00%, 03/01/20		3,110	3,567,699
First Series
5.00%, 03/15/17		390	399,419
5.00%, 06/01/20		700	809,704
5.00%, 06/01/21		2,000	2,385,560
5.00%, 03/15/22	(PR 03/15/17)	810	829,497
Second Series
5.00%, 07/15/17		1,500	1,558,245
5.00%, 08/01/17		2,000	2,081,580
5.00%, 07/15/18		1,000	1,081,550
5.00%, 08/01/19	(PR 08/01/17)	1,200	1,249,080
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,384,422
5.00%, 07/15/23	(PR 07/15/18)	850	919,343
Second Series C
5.00%, 11/01/16		1,135	1,143,705
Series A
5.00%, 03/01/19		1,610	1,783,268
5.00%, 03/01/20		1,000	1,147,170
5.00%, 03/01/21		1,000	1,184,320
Series B
4.50%, 08/01/21		1,000	1,173,180
5.00%, 08/01/18		2,000	2,166,840
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,319,936
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,909,695
5.00%, 08/01/23	(PR 08/01/19)	2,285	2,566,855
Series C
5.00%, 08/01/21		4,750	5,691,687

			48,039,039
MASSACHUSETTS — 6.61%
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/16	(AGM)	1,000	1,012,740
5.50%, 12/01/17	(AGM)	1,720	1,825,556
Commonwealth of Massachusetts GOL
Series A
5.00%, 04/01/17		570	584,906
5.00%, 04/01/18		2,315	2,474,689
5.00%, 04/01/19		1,000	1,110,570
5.00%, 08/01/27	(PR 08/01/18)	2,000	2,161,380

Security		Principal (000s)	Value
5.00%, 04/01/28	(PR 04/01/21)	$3,000	$3,553,290
5.25%, 08/01/19		490	554,327
5.25%, 08/01/20	(AGM)	1,000	1,171,450
5.25%, 08/01/21		1,000	1,207,040
Series B
5.00%, 08/01/17		1,000	1,040,670
5.00%, 08/01/18		1,000	1,083,020
5.00%, 08/01/19		1,150	1,292,692
5.25%, 08/01/20		750	878,588
Series C
5.00%, 08/01/19		2,000	2,248,160
5.00%, 08/01/20		500	580,915
5.00%, 10/01/21		2,000	2,400,440
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	4,700	4,891,525
5.25%, 08/01/24	(PR 08/01/17) (AGM)	1,950	2,033,928
5.25%, 08/01/25	(PR 08/01/17) (AGM)	6,000	6,258,240
Series D
1.05%, 08/01/43		1,300	1,300,975
5.00%, 10/01/17		800	838,352
5.50%, 11/01/16		500	504,255
5.50%, 10/01/17		800	842,664
Series E
5.00%, 12/01/17		3,000	3,165,450
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	503,740
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	266,982
Massachusetts Bay Transportation Authority RB
Series B
5.25%, 07/01/17		225	233,798
Series C
5.00%, 07/01/31	(PR 07/01/18)	4,190	4,520,004
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,078,760
5.25%, 07/01/19		2,700	3,039,957
5.50%, 07/01/18		1,700	1,849,345
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		1,000	1,043,070

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series A
5.25%, 08/01/19		$1,100	$1,244,694
Massachusetts Department of Transportation RB
Series B
5.00%, 01/01/17		1,720	1,745,490
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/21		2,685	3,209,112
Series B
5.00%, 08/15/17		1,000	1,042,700
5.00%, 08/15/18		1,500	1,626,510
5.00%, 08/15/19		1,000	1,124,630
5.00%, 08/15/20		1,020	1,184,852
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/17		1,000	1,031,970
Series B
5.00%, 08/01/19		2,235	2,512,185
Series J
5.50%, 08/01/20	(AGM)	1,000	1,180,650

			73,454,271
MICHIGAN — 1.89%
Michigan Finance Authority RB
5.00%, 07/01/18	(NPFGC)	500	536,140
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,202,839
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,118,920
5.00%, 01/01/21	(Call 07/01/19)	1,000	1,117,720
Series A
5.00%, 01/01/17		1,000	1,015,200
5.00%, 07/01/17		4,250	4,408,823
5.00%, 07/01/18		1,000	1,080,100
5.00%, 07/01/19		3,570	4,004,183
Michigan State Building Authority RB
Series I
5.00%, 04/15/18		1,000	1,068,680
5.00%, 04/15/20		1,000	1,145,610
State of Michigan RB
5.00%, 03/15/21		100	117,161

Security		Principal (000s)	Value
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18		$2,000	$2,188,460
5.00%, 11/01/20	(Call 11/01/19)	1,000	1,129,490
Series A
5.50%, 11/01/18		770	849,618

			20,982,944
MINNESOTA — 1.65%
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,660	1,904,302
Series B
5.00%, 03/01/17		1,000	1,022,430
5.00%, 03/01/18		710	756,697
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/17	(AMBAC)	850	863,456
State of Minnesota GO
5.00%, 08/01/17		3,235	3,366,341
5.00%, 08/01/19	(PR 08/01/17)	1,500	1,561,350
Series A
5.00%, 10/01/16	(ETM)	10	10,038
5.00%, 08/01/19		2,550	2,865,460
Series D
5.00%, 08/01/18		1,000	1,083,020
5.00%, 08/01/19		1,500	1,685,565
Series F
5.00%, 10/01/18		1,000	1,089,970
5.00%, 10/01/20		995	1,162,548
State of Minnesota RB
Series B
5.00%, 03/01/17		1,000	1,022,380

			18,393,557
MISSISSIPPI — 0.20%
State of Mississippi GO
Series C
5.00%, 10/01/19		1,000	1,129,290
Series D
5.38%, 07/01/18		1,000	1,085,580

			2,214,870

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
MISSOURI — 1.27%
Missouri Highway & Transportation Commission RB
5.00%, 05/01/17		$690	$710,555
5.00%, 02/01/18		250	265,548
5.00%, 02/01/19		2,120	2,340,925
5.00%, 02/01/20	(Call 02/01/17)	1,400	1,425,746
5.25%, 05/01/18	(PR 05/01/17)	3,590	3,702,582
5.25%, 05/01/19	(PR 05/01/17)	500	515,680
5.25%, 05/01/20	(PR 05/01/17)	2,000	2,062,720
5.25%, 05/01/21	(PR 05/01/17)	1,120	1,155,123
5.25%, 05/01/22	(PR 05/01/17)	350	360,976
Series B
5.00%, 05/01/20		1,325	1,528,454

			14,068,309
NEBRASKA — 0.19%
City of Lincoln NE Electric System Revenue RB
Series A
5.00%, 09/01/20		900	1,046,187
Omaha Public Power District RB
Series A
5.50%, 02/01/39	(PR 02/01/18)	470	502,529
Series B
5.00%, 02/01/20		500	570,845

			2,119,561
NEVADA — 0.88%
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		2,750	2,961,860
State of Nevada GOL
Series C
5.00%, 06/01/18		1,545	1,661,879
State of Nevada RB
5.00%, 12/01/16		1,000	1,011,520
5.00%, 06/01/17		1,725	1,782,650
5.00%, 12/01/17		2,200	2,320,626

			9,738,535
NEW JERSEY — 3.74%
Garden State Preservation Trust RB
Series C
5.13%, 11/01/16	(AGM)	1,250	1,259,338

Security		Principal (000s)	Value
New Jersey Building Authority RB
Series A
5.00%, 06/15/17		$750	$774,015
New Jersey Economic Development Authority RB
5.00%, 12/15/16	(ETM)	620	627,973
5.00%, 12/15/16		380	384,590
5.00%, 06/15/17		1,000	1,025,920
5.00%, 12/15/17	(ETM)	1,010	1,066,621
5.00%, 12/15/17		40	42,037
5.00%, 06/15/18		250	263,800
5.00%, 09/01/18	(ETM)	1,630	1,769,870
5.00%, 09/01/18		590	633,843
5.00%, 06/15/19		750	819,570
5.00%, 09/01/20	(ETM)	730	847,012
5.00%, 09/01/20		270	301,606
5.00%, 06/15/21		1,000	1,128,370
Series A
5.00%, 05/01/17		425	436,530
Series EE
5.00%, 09/01/17	(ETM)	1,500	1,566,885
Series GG
5.00%, 09/01/17	(ETM) (SAP)	795	830,449
Series K
5.25%, 12/15/20	(AMBAC)	1,030	1,170,595
Series NN
5.00%, 03/01/19	(ETM) (SAP)	1,500	1,655,640
5.00%, 03/01/21	(SAP)	1,305	1,465,737
Series PP
5.00%, 06/15/19		2,500	2,731,900
Series W
5.00%, 03/01/17	(ETM)	360	368,075
5.00%, 03/01/17		160	163,270
Series XX
5.00%, 06/15/20		250	278,298
New Jersey Sports & Exposition Authority RB
Series B
5.00%, 09/01/18	(SAP)	1,000	1,074,310

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/19		$2,220	$2,434,008
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/16		500	500,750
5.00%, 09/15/18		500	532,940
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		750	800,663
5.00%, 06/15/20		2,500	2,782,800
5.25%, 12/15/19		1,000	1,114,270
5.50%, 12/15/16	(AGM)	500	506,940
Series B
5.00%, 06/15/20		2,100	2,337,552
5.50%, 12/15/16	(NPFGC)	1,450	1,470,126
5.50%, 12/15/17	(NPFGC)	500	528,515
Series C
5.50%, 12/15/16	(AGM)	375	380,205
5.50%, 12/15/17	(AGM)	1,505	1,590,830
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/20		1,150	1,304,065
State of New Jersey GO
Series H
5.25%, 07/01/19		405	449,951
Series L
5.25%, 07/15/17	(AMBAC)	1,300	1,349,218
Series Q
5.00%, 08/15/19		305	338,016
5.00%, 08/15/20		410	466,732

			41,573,835
NEW MEXICO — 0.44%
New Mexico Finance Authority RB
5.00%, 06/15/18		2,500	2,696,000
State of New Mexico Severance Tax Permanent Fund RB
Series B
4.00%, 07/01/20		1,000	1,117,740
4.00%, 07/01/21		1,000	1,139,670

			4,953,410

Security		Principal (000s)	Value
NEW YORK — 15.62%
City of New York NY GO
5.00%, 08/01/18		$2,250	$2,434,095
5.00%, 08/01/20		1,000	1,159,170
Series 1
5.00%, 08/01/20		1,000	1,159,170
Series A
5.00%, 08/01/19		5,000	5,606,500
5.00%, 08/01/21		500	596,375
Series A-1
5.00%, 08/01/17		400	416,188
Series B
5.00%, 08/01/18		4,165	4,505,780
5.00%, 08/01/19		1,000	1,121,300
5.00%, 08/01/20		520	602,768
5.00%, 08/01/21		2,400	2,862,600
Series C
5.00%, 08/01/17		1,150	1,196,540
Series C-1
5.00%, 10/01/19	(PR 10/01/17)	1,365	1,429,824
5.00%, 10/01/19	(Call 10/01/17)	635	664,623
Series E
5.00%, 08/01/17		1,200	1,248,564
5.00%, 08/01/19	(Call 08/01/17)	1,085	1,127,923
5.00%, 08/01/20		1,000	1,159,170
5.00%, 08/01/21		1,205	1,437,264
Series F
5.00%, 08/01/17		1,000	1,040,470
Series G
5.00%, 08/01/17		800	832,376
5.00%, 08/01/18		1,390	1,503,730
5.00%, 08/01/19		500	560,650
Series I
5.00%, 08/01/17		520	541,044
5.00%, 08/01/18		1,400	1,514,548
Series I-1
5.00%, 02/01/17		365	371,796
5.00%, 08/01/17		1,150	1,196,541
Series J
5.00%, 08/01/19		1,200	1,345,560
County of Nassau NY GOL
Series A
5.00%, 01/01/21		500	581,600

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Long Island Power Authority RB
Series B
5.25%, 04/01/19	(ETM)	$45	$50,208
5.25%, 04/01/19		205	227,691
Series E
5.00%, 12/01/17	(Call 12/01/16) (NPFGC)	1,000	1,011,190
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	500	558,650
Series A
5.75%, 01/01/18	(SAP)	1,885	2,013,972
5.75%, 07/01/18	(AGM-CR)	30	32,783
Series C
5.00%, 11/15/19		1,000	1,131,200
Series C-2B
5.00%, 11/15/34	(Call 02/15/20)	500	565,850
Series D
5.00%, 11/15/16		3,400	3,431,960
5.00%, 11/15/17		2,825	2,973,962
5.00%, 11/15/18		605	661,519
5.00%, 11/15/19		425	480,760
Series F
5.00%, 11/15/18		325	355,362
5.00%, 11/15/19		1,200	1,357,440
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18		3,000	3,169,050
5.00%, 11/01/16	(ETM)	70	70,533
5.00%, 11/01/16		2,315	2,332,710
5.00%, 11/01/17	(ETM)	90	94,600
Series A
5.00%, 11/01/16		680	685,202
Series A-1
5.00%, 11/01/19		500	567,040
Series B
4.50%, 11/01/19		580	648,707
Series C
5.00%, 11/01/19		1,500	1,701,120
5.00%, 11/01/20		2,000	2,342,320
Series E
5.00%, 11/01/18		4,915	5,376,076

Security		Principal (000s)	Value
New York City Water & Sewer System RB
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	$700	$709,282
Series EE
5.00%, 06/15/17	(ETM)	200	207,060
Series GG
5.00%, 06/15/20		500	578,485
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	505	539,567
Series A-5/6
5.00%, 04/01/17		1,625	1,668,062
5.00%, 04/01/18		435	465,045
5.50%, 04/01/19		400	449,396
New York State Dormitory Authority RB
5.00%, 07/01/17		500	518,040
5.00%, 03/15/18		3,000	3,205,440
Series 2014
5.00%, 02/15/19		5,000	5,529,000
5.00%, 02/15/20		2,000	2,288,680
Series A
4.00%, 05/15/17		350	358,523
4.00%, 05/15/18		1,000	1,056,550
5.00%, 02/15/17		1,000	1,020,480
5.00%, 03/15/17		500	512,090
5.00%, 05/15/17		1,600	1,650,208
5.00%, 07/01/17		170	176,251
5.00%, 02/15/18		700	744,674
5.00%, 02/15/19		1,000	1,105,800
5.00%, 03/15/19		250	277,500
5.00%, 12/15/19		200	227,860
5.00%, 03/15/20		1,340	1,541,241
5.00%, 12/15/20		500	587,535
5.00%, 03/15/21		2,000	2,374,660
5.50%, 05/15/17	(NPFGC)	275	284,617
Series C
5.00%, 03/15/19	(Call 03/15/18)	4,235	4,511,461
Series D
5.00%, 06/15/18		630	679,052

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		$5,000	$5,392,100
5.50%, 06/15/17		515	535,265
Series A
5.00%, 06/15/17		600	621,246
5.00%, 06/15/19		2,000	2,240,260
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series B
5.00%, 04/01/18		1,710	1,828,657
New York State Thruway Authority RB
5.00%, 04/01/17		720	738,871
Series A
5.00%, 03/15/18	(Call 09/15/17)	1,055	1,103,952
5.00%, 05/01/19		10,885	12,095,847
5.00%, 03/15/21	(Call 09/15/20)	850	989,613
Series B
5.00%, 04/01/27	(PR 10/01/17)	3,000	3,141,960
5.50%, 04/01/20	(AMBAC)	3,240	3,784,352
Series H
5.00%, 01/01/17	(NPFGC)	605	614,033
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	750	793,238
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	422,788
5.00%, 03/15/20		2,000	2,295,060
5.50%, 03/15/19	(AMBAC)	400	448,704
5.50%, 03/15/20	(NPFGC)	700	816,004
Series A
5.00%, 03/15/17		455	466,002
5.00%, 01/01/18	(AGM)	2,980	3,154,270
5.00%, 03/15/18		1,850	1,974,616
5.00%, 03/15/19		2,105	2,334,845
5.00%, 03/15/20		1,000	1,147,530
5.00%, 03/15/21		500	591,945
Series A-1
5.00%, 12/15/16		1,085	1,099,474
Series A-2
5.00%, 01/01/20		1,500	1,706,265

Security		Principal (000s)	Value
Series B
5.00%, 01/01/17		$245	$248,631
5.00%, 01/01/21	(Call 07/01/18)	1,000	1,079,050
Series C
5.00%, 03/15/21		4,000	4,735,560
Series D
5.25%, 01/01/17		200	203,132
5.50%, 01/01/19		200	222,030
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/18		675	739,490
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,003,190
5.00%, 10/15/17		500	524,905
5.00%, 10/15/19		1,200	1,358,952
5.00%, 10/15/20		1,425	1,668,262
State of New York GO
Series C
5.00%, 04/15/17		1,795	1,845,691
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/20	(PR 05/15/18)	400	429,892
Series B
5.00%, 11/15/16		1,000	1,009,630
5.00%, 11/15/18		810	888,246
5.00%, 11/15/19		285	323,851
5.00%, 11/15/20		1,245	1,461,518
Series E
5.50%, 11/15/19	(NPFGC)	300	345,642
Utility Debt Securitization Authority RB
Series B
5.00%, 12/15/20	(Call 12/15/18)	1,000	1,096,400
Series TE
5.00%, 12/15/18	(Call 12/15/16)	750	759,735

			173,603,337
NORTH CAROLINA — 3.44%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20		1,000	1,159,880

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
County of Mecklenburg NC GO
Series C
5.00%, 03/01/17		$570	$582,785
5.00%, 03/01/18		500	532,885
County of Wake NC GO
4.50%, 03/01/24	(PR 03/01/17)	800	815,840
5.00%, 03/01/19		1,235	1,367,911
Series C
5.00%, 03/01/20		550	630,944
5.00%, 03/01/21		1,075	1,273,144
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21	(ETM)	2,350	2,767,313
5.25%, 01/01/19	(PR 01/01/18) (AGC)	3,000	3,185,370
Series B
5.00%, 01/01/21	(ETM)	3,615	4,256,952
5.00%, 01/01/26	(PR 01/01/19)	1,000	1,099,580
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19	(ETM)	855	920,177
4.00%, 01/01/19		1,825	1,960,597
5.00%, 01/01/18	(ETM)	260	275,205
5.00%, 01/01/18		1,345	1,421,799
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		1,000	1,119,810
Series A
5.00%, 09/01/16		285	285,000
5.00%, 03/01/17		3,590	3,670,523
Series B
5.00%, 06/01/18		240	258,331
5.00%, 06/01/19		1,450	1,620,636
Series C
5.00%, 05/01/18		3,715	3,985,638
5.00%, 05/01/19		1,105	1,231,346
Series E
5.00%, 05/01/19		1,000	1,114,340
State of North Carolina RB
5.00%, 03/01/17		1,000	1,021,970
5.00%, 03/01/18		1,545	1,642,520

			38,200,496

Security		Principal (000s)	Value
OHIO — 0.49%
State of Ohio GO
Series A
5.00%, 09/15/16		$1,000	$1,001,800
5.00%, 09/15/21		2,000	2,398,420
State of Ohio RB
Series 2008-1
5.75%, 06/15/19	(PR 06/15/18)	850	927,665
Series B
5.00%, 12/15/19		1,000	1,134,080

			5,461,965
OKLAHOMA — 0.24%
Oklahoma Capital Improvement Authority RB Series A
5.00%, 07/01/18		100	107,609
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		1,175	1,192,660
5.00%, 01/01/18		1,290	1,364,549

			2,664,818
OREGON — 1.14%
City of Portland OR Sewer System Revenue RB
5.00%, 06/01/20		1,000	1,156,780
Series A
5.00%, 06/01/17		1,500	1,550,595
5.00%, 06/15/18		1,000	1,078,210
5.00%, 06/01/21		450	536,364
Multnomah County School District No. 1 Portland/OR GO Series B
5.00%, 06/15/17	(GTD)	1,200	1,242,228
Oregon State Lottery RB Series A
5.25%, 04/01/26	(PR 04/01/19)	2,000	2,230,100
State of Oregon Department of Transportation RB
5.00%, 11/15/17		1,250	1,316,500
Series A
5.00%, 11/15/33	(PR 05/15/19)	2,275	2,537,853

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Tri-County Metropolitan Transportation District of Oregon RB
5.00%, 11/01/18	(Call 05/01/17)	$1,000	$1,029,110

			12,677,740
PENNSYLVANIA — 3.44%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 01/01/20		400	454,012
Series C
5.00%, 08/01/17	(AGM)	450	467,924
Commonwealth of Pennsylvania GO
5.00%, 03/15/20		1,000	1,132,750
First Series
4.00%, 09/01/16		750	750,000
5.00%, 07/01/18		400	430,128
5.00%, 11/15/18		900	980,649
5.00%, 07/01/20		1,225	1,399,366
5.00%, 03/15/21		1,000	1,162,930
Second Series
5.00%, 03/01/17		1,000	1,022,380
5.00%, 10/15/17		1,000	1,047,690
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,339,265
5.00%, 07/01/19		3,100	3,443,666
5.00%, 09/15/20		1,000	1,149,270
5.00%, 09/15/21		1,000	1,177,090
Series A
5.00%, 05/01/18		2,700	2,885,490
Third Series
5.00%, 07/15/17		225	233,568
5.38%, 07/01/17		355	369,037
5.38%, 07/01/17	(AGM-CR)	500	519,985
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20	(Call 07/01/19)	1,120	1,253,526
5.00%, 01/01/21	(Call 01/01/19)	1,130	1,240,311
Series A
4.00%, 01/01/17		1,420	1,436,813
5.00%, 01/01/18		1,780	1,884,094
5.00%, 07/01/18		1,600	1,727,536
5.00%, 07/01/19		3,715	4,162,323

Security		Principal (000s)	Value
Series B
5.00%, 01/01/20	(Call 07/01/19)	$720	$806,695
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17		2,310	2,390,342
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20		500	571,435
Series B
5.00%, 12/01/17		1,400	1,475,768
5.00%, 12/01/18		500	546,550
Series C
6.25%, 06/01/38	(PR 06/01/18) (AGC)	705	773,928

			38,234,521
RHODE ISLAND — 0.05%
Rhode Island Commerce Corp. RB Series A
5.00%, 06/15/19		500	554,330

			554,330
SOUTH CAROLINA — 0.68%
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/41	(PR 01/01/21)	1,055	1,241,366
Greenville County School District RB
4.63%, 12/01/20	(AGC)	325	373,724
5.50%, 12/01/17		2,000	2,119,900
South Carolina Public Service Authority RB
Series A
5.00%, 01/01/17	(ETM) (NPFGC)	1,050	1,065,813
Series E
5.00%, 01/01/17	(ETM)	285	289,292
South Carolina Transportation Infrastructure Bank RB Series B
5.00%, 10/01/18		350	380,880
State of South Carolina GO
Series A
5.00%, 06/01/17		1,400	1,446,844
5.00%, 06/01/18		555	597,391

			7,515,210

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
TENNESSEE — 1.31%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/16		$2,265	$2,290,821
5.00%, 12/01/17		1,865	1,967,500
City of Memphis TN GO
5.25%, 10/01/17	(NPFGC)	400	420,188
County of Shelby TN GO
Series A
5.00%, 04/01/18		750	801,735
5.00%, 04/01/20		1,500	1,722,390
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	529,240
5.00%, 01/01/23	(PR 01/01/18)	1,275	1,349,562
5.00%, 01/01/25	(PR 01/01/18)	320	338,714
Series A
5.00%, 07/01/18		1,500	1,619,280
Series D
5.00%, 07/01/17		2,000	2,074,560
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,031,830
5.00%, 08/01/20		375	436,132

			14,581,952
TEXAS — 7.76%
Alvin Independent School District/TX GO Series B
3.00%, 02/15/36	(PSF)	1,450	1,481,088
Central Texas Regional Mobility Authority RB Series B
5.00%, 01/01/45	(Call 07/01/20)	500	565,565
Central Texas Turnpike System RB Series A
5.00%, 08/15/42	(Call 04/01/20)	1,450	1,647,606
City of Corpus Christi TX Utility System Revenue RB Series B
2.00%, 07/15/45	(Call 01/15/17)	500	502,165

Security		Principal (000s)	Value
City of Dallas TX GOL
5.00%, 02/15/21		$1,600	$1,883,568
Series A
5.00%, 02/15/18	(ETM)	5	5,317
5.00%, 02/15/18		985	1,046,858
5.00%, 02/15/20		1,295	1,478,463
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	600	602,304
5.00%, 10/01/17	(AMBAC)	1,000	1,047,880
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		950	1,038,198
5.00%, 05/15/20		1,000	1,149,980
Series E
5.00%, 11/15/16		500	504,725
City of Houston TX GOL
Series A
4.50%, 03/01/19		1,025	1,117,619
5.00%, 03/01/17		1,250	1,277,975
5.00%, 03/01/18		3,305	3,516,189
5.00%, 03/01/19		1,135	1,251,576
5.00%, 03/01/20	(Call 03/01/19)	350	386,837
City Public Service Board of San Antonio TX RB
3.00%, 12/01/45		1,000	1,076,430
5.00%, 02/01/18	(PR 02/01/17)	685	697,522
5.00%, 02/01/18	(Call 02/01/17)	790	804,457
5.00%, 02/01/19		1,100	1,212,167
5.00%, 02/01/20		1,650	1,881,379
5.00%, 02/01/21		3,000	3,528,030
Series D
5.00%, 02/01/17		300	305,646
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(PSF)	2,000	2,044,040
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	1,000	1,131,610

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Cypress-Fairbanks Independent School District GO Series B-3
4.00%, 02/15/40	(PSF)	$500	$544,150
Dallas Independent School District GO
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,120,812
Dallas/Fort Worth International Airport RB Series A
5.00%, 11/01/16		285	287,157
Fort Worth Independent School District GO
5.00%, 02/15/19	(PSF)	500	551,165
5.00%, 02/15/21	(PSF)	1,000	1,176,880
Houston Independent School District GOL
5.00%, 02/15/17	(PSF)	2,000	2,041,460
5.00%, 02/15/19	(PSF)	1,000	1,105,080
Series A
5.00%, 02/15/21	(PSF)	1,000	1,178,190
Series A-2
4.00%, 06/01/39	(PSF)	2,000	2,048,940
North Texas Tollway Authority RB
5.75%, 01/01/33	(PR 01/01/18)	3,005	3,208,529
5.75%, 01/01/38	(PR 01/01/18)	1,935	2,066,058
Series A
5.00%, 01/01/20		1,750	1,980,125
5.00%, 01/01/22		1,000	1,189,470
Series C
1.95%, 01/01/38		1,000	1,018,040
Spring Branch Independent School District GOL
5.25%, 02/01/38	(PR 02/01/17) (PSF)	1,000	1,019,660
State of Texas GO
4.75%, 04/01/29	(PR 04/01/17)	1,060	1,085,981
5.00%, 04/01/18		2,000	2,138,300
5.00%, 10/01/19		1,400	1,582,378
5.00%, 10/01/21		2,000	2,405,980
5.00%, 04/01/23	(PR 04/01/18)	3,000	3,206,460

Security		Principal (000s)	Value
Series A
5.00%, 10/01/18		$700	$762,979
5.00%, 10/01/19		1,000	1,130,270
Series B
5.00%, 10/01/17		1,800	1,886,796
Texas Public Finance Authority RB
5.00%, 01/01/17		1,935	1,964,218
Series B
4.00%, 01/01/18	(Call 10/03/16)	540	541,555
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/18	(PR 04/01/17)	500	512,985
5.00%, 10/01/19		3,500	3,952,515
5.00%, 04/01/20	(PR 04/01/17)	1,000	1,025,970
5.00%, 04/01/20		1,430	1,640,911
5.00%, 10/01/20		1,000	1,165,970
Series A
4.75%, 04/01/17		250	256,218
5.00%, 04/01/17		250	256,582
5.00%, 04/01/19		2,000	2,218,960
5.00%, 04/01/21		640	756,928
University of Texas System (The) RB
Series B
5.00%, 08/15/18		1,675	1,816,102
5.00%, 08/15/19		525	589,769
Series D
5.00%, 08/15/21		1,400	1,674,036

			86,292,773
UTAH — 2.24%
Intermountain Power Agency RB
Series A
5.00%, 07/01/18		2,250	2,425,050
5.00%, 07/01/21	(Call 07/01/18)	1,140	1,228,156
State of Utah GO
Series 2011A
5.00%, 07/01/24	(PR 07/01/21)	1,000	1,194,000
Series A
5.00%, 07/01/17		2,695	2,795,254
5.00%, 07/01/18		1,000	1,080,100
5.00%, 07/01/20	(PR 07/01/18)	3,630	3,918,658
Series C
5.00%, 07/01/17		200	207,440
5.00%, 07/01/18		4,800	5,184,480

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Utah Transit Authority RB
Series A
4.75%, 06/15/32	(PR 06/15/18) (AGM)	$3,015	$3,232,412
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,330	1,431,811
5.00%, 06/15/36	(PR 06/15/18) (AGM)	2,000	2,153,100

			24,850,461
VIRGINIA — 1.23%
Commonwealth of Virginia GO Series D
5.00%, 06/01/18		1,905	2,050,504
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	550	596,678
Series C
5.00%, 10/01/17	(SAW)	1,500	1,572,165
County of Loudoun VA GO Series B
5.00%, 11/01/19		1,980	2,245,696
Virginia Public Building Authority RB Series C
5.00%, 08/01/17		2,910	3,028,786
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,500	2,804,250
Series C
5.00%, 08/01/17	(SAW)	250	260,133
5.00%, 08/01/18	(SAW)	1,000	1,082,150

			13,640,362
WASHINGTON — 3.76%
Central Puget Sound Regional Transit Authority RB
Series A
5.00%, 11/01/34	(PR 11/01/17)	700	736,309
5.00%, 11/01/36	(PR 11/01/17)	2,140	2,251,002
City of Seattle WA Municipal Light & Power Revenue RB Series B
5.00%, 02/01/17		2,000	2,037,380
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	200	211,722

Security		Principal (000s)	Value
Energy Northwest RB
Series A
5.00%, 07/01/17		$3,700	$3,837,307
5.00%, 07/01/18		3,510	3,787,781
5.00%, 07/01/19		735	822,186
5.00%, 07/01/20		305	352,385
5.25%, 07/01/18		1,275	1,381,705
Series C
5.00%, 07/01/17		1,000	1,037,110
State of Washington GO
5.00%, 01/01/17		500	507,550
5.00%, 07/01/19		3,000	3,355,860
5.00%, 02/01/20		1,000	1,140,230
5.00%, 07/01/30	(PR 07/01/17)	2,700	2,800,440
Series 2010B
5.00%, 08/01/34	(PR 08/01/19)	500	561,520
Series A
5.00%, 07/01/26	(PR 07/01/17)	2,025	2,100,330
5.00%, 07/01/31	(PR 07/01/18)	350	377,499
Series R-2010A
5.00%, 01/01/17		150	152,265
5.00%, 01/01/21	(PR 01/01/19)	1,000	1,099,830
Series R-2011B
5.00%, 07/01/20		520	600,787
Series R-2011C
5.00%, 07/01/17		650	674,121
5.00%, 07/01/18		1,600	1,725,712
Series R-2012C
5.00%, 07/01/17		1,500	1,555,665
Series R-2013C
5.00%, 07/01/18		2,000	2,157,140
Series R-2017A
5.00%, 08/01/21		1,000	1,191,700
Series R-C
5.00%, 07/01/17		1,000	1,037,110
Series S-5
0.00%, 01/01/17	(NPFGC)	375	374,228
State of Washington RB
5.00%, 09/01/16		640	640,000
5.00%, 09/01/17		1,000	1,043,390
5.00%, 09/01/18		500	541,475
5.00%, 09/01/19		500	559,750
5.00%, 09/01/20		1,010	1,166,005

			41,817,494

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

August 31, 2016

Security		Principal or Shares (000s)	Value
WISCONSIN — 1.33%
State of Wisconsin GO
Series 1
5.00%, 05/01/17		$2,000	$2,060,000
5.00%, 05/01/17	(AMBAC)	1,000	1,030,000
5.00%, 05/01/19	(AMBAC)	2,000	2,227,360
5.00%, 05/01/20		1,000	1,151,720
5.00%, 11/01/21		1,000	1,202,020
Series 2
5.00%, 11/01/19		2,175	2,465,406
Series 4
5.00%, 05/01/20		1,000	1,151,720
Wisconsin Department of Transportation RB
Series A
5.00%, 07/01/20	(AGM)	560	647,690
Series I
5.00%, 07/01/18	(NPFGC)	1,310	1,413,674
5.00%, 07/01/19	(NPFGC)	290	324,658
5.00%, 07/01/20	(NPFGC)	960	1,110,326

			14,784,574

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $1,108,677,102)			1,116,106,948

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Liquidity Funds MuniCash Portfolio
0.40%[a,b]		5,414	5,414,467

			5,414,467

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,414,467)			5,414,467

Value
TOTAL INVESTMENTS IN SECURITIES — 100.91%
(Cost: $1,114,091,569)[c]	$1,121,521,415
Other Assets, Less Liabilities — (0.91)%	(10,070,202)

NET ASSETS — 100.00%	$1,111,451,213

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.
[b]	Affiliated money market fund.
[c]	The cost of investments for federal income tax purposes was $1,114,091,569. Net unrealized appreciation was $7,429,846, of which $7,665,206 represented gross unrealized appreciation on securities and $235,360 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$1,116,106,948	$—	$1,116,106,948
Money market funds	5,414,467	—	—	5,414,467

Total	$5,414,467	$1,116,106,948	$—	$1,121,521,415

See notes to financial statements.

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.39%

NEW YORK — 99.39%
Battery Park City Authority RB
5.00%, 11/01/21		$785	$951,224
Series A
5.00%, 11/01/22		365	453,078
5.00%, 11/01/24	(Call 11/01/23)	955	1,218,017
Brooklyn Arena Local Development Corp. RB
5.00%, 07/15/42	(Call 01/15/27)	500	606,090
6.25%, 07/15/40	(PR 01/15/20)	125	147,740
6.38%, 07/15/43	(PR 01/15/20)	700	830,249
City of New York NY GO
5.00%, 08/01/18	(Call 08/01/17)	650	676,227
5.00%, 10/01/20	(PR 10/01/17)	100	104,671
5.00%, 10/01/24	(PR 10/01/17) (AGM)	180	188,408
5.00%, 10/01/24	(Call 10/01/17) (AGM)	820	858,622
5.00%, 08/01/26	(Call 08/01/25)	250	322,370
Series 1
5.00%, 08/01/23		250	311,027
Series A
5.00%, 08/01/21		500	596,375
5.00%, 08/01/22		500	608,840
5.00%, 08/01/23		300	373,233
5.00%, 08/01/26	(Call 02/01/24)	350	437,160
Series A-1
5.00%, 08/01/17		700	728,329
5.00%, 08/01/19	(Call 08/01/17)	150	155,934
5.00%, 08/01/27	(Call 08/01/21)	250	296,670
5.00%, 08/01/31	(Call 08/01/21)	200	236,144
5.00%, 08/01/37	(Call 08/01/26)	500	618,585
Series B
5.00%, 08/01/20		100	115,917
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	212,919
Series C
5.00%, 08/01/19		680	762,484
5.00%, 08/01/20		500	579,585
5.00%, 08/01/21	(Call 08/01/19)	300	335,706
5.00%, 08/01/23		500	622,055
5.00%, 08/01/33	(Call 02/01/25)	250	304,800

Security		Principal (000s)	Value
Series C-1
5.00%, 10/01/19	(PR 10/01/17)	$105	$109,986
5.00%, 10/01/19	(Call 10/01/17)	45	47,099
5.00%, 10/01/20	(Call 10/01/17)	150	156,965
Series E
5.00%, 08/01/24		470	596,505
5.00%, 08/01/27	(Call 08/01/19)	500	557,665
5.00%, 08/01/27	(Call 08/01/26)	500	651,005
Series F
5.00%, 08/01/21		240	286,260
5.00%, 08/01/31	(Call 02/01/22)	250	297,420
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	420,553
5.00%, 03/01/37	(Call 03/01/23)	500	593,015
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	149,710
5.00%, 08/01/21		500	596,375
5.00%, 08/01/24	(PR 08/01/17)	25	25,990
5.00%, 08/01/24	(Call 08/01/17)	150	156,020
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,195,370
5.00%, 04/01/27	(Call 04/01/22)	250	298,843
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	539,833
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,210,360
5.00%, 08/01/27	(Call 08/01/22)	250	301,325
Series I-1
5.00%, 08/01/18		500	540,910
5.00%, 04/01/23	(Call 04/01/19)	160	176,789
Series J
5.00%, 08/01/17		500	520,235
5.00%, 08/01/19		250	280,325
5.00%, 08/01/21		600	715,650
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,399,860
5.00%, 08/01/32	(Call 08/01/24)	525	640,636
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	445,864
5.00%, 05/15/36	(Call 05/15/19)	905	1,006,957
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	864,780
City of New York NY GOL Series F-1
5.00%, 06/01/35	(Call 06/01/25)	500	609,530

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
County of Nassau NY GOL
Series A
5.00%, 01/01/22		$500	$593,600
Series B
5.00%, 04/01/43	(Call 04/01/23)	500	588,710
County of Onondaga NY RB Series A
0.57%, 12/01/29	(Call 08/31/16)	400	400,000
County of Westchester NY GOL Series A
5.00%, 01/01/22		500	605,060
Erie County Industrial Development Agency (The) RB Series A
5.00%, 05/01/31	(Call 05/01/19) (SAW)	100	110,536
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	686,097
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,221,028
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	325	331,116
5.25%, 02/15/47	(Call 02/15/21)	500	574,115
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,178,960
Long Island Power Authority RB
Series 2015B
5.00%, 09/01/45	(Call 09/01/25)	250	300,540
Series A
5.00%, 09/01/35	(Call 09/01/24)	250	298,663
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,128,720
5.00%, 09/01/44	(Call 09/01/24)	500	594,915
5.50%, 04/01/22	(Call 04/01/19)	500	550,720
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	625	703,762
5.75%, 04/01/39	(Call 04/01/19)	380	422,047
6.25%, 04/01/33	(PR 04/01/19)	250	285,320
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	298,075
5.25%, 04/01/19	(ETM)	55	61,365
5.25%, 04/01/19		235	261,012
Series C
5.00%, 09/01/35	(PR 09/01/16)	225	225,000

Security		Principal (000s)	Value
Series E
5.00%, 12/01/17	(Call 12/01/16)	$125	$126,384
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	404,428
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	252,760
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	150	167,595
Series 2015C
5.00%, 11/15/34	(Call 11/15/25)	350	430,598
Series A
0.00%, 11/15/30		850	599,581
5.00%, 11/15/18		250	273,355
5.00%, 11/15/24	(Call 11/15/22)	250	305,995
5.00%, 11/15/31	(Call 11/15/16)	600	605,844
5.00%, 11/15/37	(Call 11/15/21)	455	535,321
5.00%, 11/15/46	(Call 11/15/21)	500	585,805
5.50%, 11/15/39	(PR 11/15/18)	700	775,033
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	1,630	1,968,225
5.00%, 11/15/44	(Call 11/15/23)	350	418,309
Series A1
5.25%, 11/15/56	(Call 05/15/26)	200	248,248
Series A2
5.00%, 11/15/27	(Call 11/15/26)	500	646,795
Series B
5.00%, 11/15/34	(Call 11/15/19)	650	735,364
5.00%, 11/15/35	(Call 11/15/26)	1,000	1,241,240
5.00%, 11/15/37	(Call 11/15/26)	500	617,035
5.00%, 11/15/44	(Call 05/15/24)	400	478,972
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	595,475
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,421,520
6.25%, 11/15/23	(PR 11/15/18)	80	89,737
6.25%, 11/15/23	(Call 11/15/18)	20	22,422
Series C-1
5.00%, 11/15/56	(Call 11/15/26)	1,700	2,059,516
Series C-2B
5.00%, 11/15/34	(Call 02/15/20)	250	282,925
Series D
4.00%, 11/15/32	(Call 11/15/22)	250	273,533
5.00%, 11/15/19		690	780,528

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 11/15/25	(Call 11/15/22)	$230	$280,901
5.00%, 11/15/27	(Call 11/15/19)	270	304,954
5.00%, 11/15/28	(Call 11/15/22)	500	606,205
5.00%, 11/15/30	(Call 11/15/22)	890	1,075,592
5.00%, 11/15/34	(Call 11/15/20)	1,015	1,178,770
5.00%, 11/15/38	(Call 11/15/23)	250	300,088
Series D-1
5.00%, 11/01/22		250	305,135
5.00%, 11/15/39	(Call 11/15/24)	900	1,092,735
Series E
4.00%, 11/15/38	(Call 11/15/22)	105	113,622
5.00%, 11/15/42	(Call 11/15/22)	400	476,120
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	302,133
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,465	1,478,917
Series SER
5.00%, 11/15/22		1,025	1,274,239
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	250	274,543
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	259,332
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	445	533,048
New York City Industrial Development Agency RB
0.59%, 07/01/25	(Call 08/31/16)	900	900,000
4.50%, 03/01/39	(Call 10/03/16) (FGIC)	270	270,786
5.00%, 03/01/31	(Call 10/03/16) (FGIC)	210	210,584
5.00%, 03/01/36	(Call 10/03/16) (NPFGC)	275	275,905
5.00%, 03/01/46	(Call 10/03/16) (FGIC)	455	457,698

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	$235	$246,167
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	262,905
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	497,542
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	407,704
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	528,360
5.00%, 07/15/43	(Call 01/15/25) (SAW)	425	511,925
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	420	490,934
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC, SAW)	100	101,617
5.00%, 07/15/40	(Call 07/15/25) (SAW)	500	610,465
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	552,650
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	557,325
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/16		235	236,798
5.00%, 05/01/29	(Call 05/01/19)	150	166,560
5.00%, 08/01/29	(Call 08/01/24)	500	626,390
5.00%, 11/01/30	(Call 05/01/17)	35	35,984
5.00%, 11/01/30	(PR 05/01/17)	65	66,904
5.00%, 05/01/32	(Call 05/01/26)	500	629,735
5.00%, 05/01/33	(Call 05/01/26)	500	626,740
5.00%, 08/01/36	(Call 08/01/25)	1,000	1,231,020
5.00%, 02/01/41	(Call 02/01/25)	1,400	1,694,882

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 11/01/21		$500	$602,780
5.00%, 11/01/27	(Call 11/01/21)	400	475,916
5.00%, 11/01/38	(Call 11/01/23)	350	423,671
Series A-1
5.00%, 08/01/31	(Call 08/01/24)	340	422,773
5.00%, 08/01/33	(Call 08/01/24)	325	404,940
5.00%, 11/01/42	(Call 11/01/23)	400	483,896
Series B
5.00%, 11/01/19		400	453,632
5.00%, 11/01/20		350	409,906
5.00%, 11/01/20	(Call 11/01/19)	175	198,338
5.00%, 11/01/21	(PR 05/01/17)	165	169,821
5.00%, 11/01/21	(Call 05/01/17)	85	87,532
Series B-1
5.00%, 11/01/28	(Call 11/01/25)	500	640,465
5.00%, 11/01/35	(Call 11/01/25)	500	620,790
Series B1
5.00%, 11/01/37	(Call 05/01/24)	1,500	1,838,655
Series C
5.00%, 11/01/25	(Call 05/01/25)	500	646,095
5.00%, 11/01/27	(Call 11/01/25)	500	644,965
5.00%, 11/01/33	(Call 11/01/20)	430	497,123
5.00%, 11/01/39	(Call 11/01/20)	250	289,025
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	287,310
5.00%, 02/01/25	(Call 02/01/21)	155	181,353
5.00%, 02/01/27	(Call 02/01/21)	250	291,798
5.00%, 02/01/31	(Call 02/01/21)	300	348,423
5.00%, 02/01/35	(Call 02/01/21)	500	580,705
Series E
5.00%, 11/01/18		1,000	1,093,810
5.00%, 11/01/23	(Call 05/01/21)	115	135,808
Series E-1
5.00%, 02/01/29	(Call 02/01/26)	750	955,957
5.00%, 02/01/34	(Call 02/01/26)	500	620,880
5.00%, 02/01/39	(Call 02/01/26)	500	613,230
5.00%, 02/01/40	(Call 02/01/26)	500	613,230
5.00%, 02/01/42	(Call 02/01/22)	250	295,355
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	796,925
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	388,697

Security		Principal (000s)	Value
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(PR 10/01/18)	$500	$545,205
New York City Water & Sewer System RB
4.75%, 06/15/35	(PR 06/15/17)	215	222,026
4.75%, 06/15/35	(Call 06/15/17)	35	36,103
5.00%, 06/15/26	(Call 06/15/21)	750	890,535
5.00%, 06/15/29	(PR 06/15/18)	25	26,937
5.00%, 06/15/29	(Call 06/15/18)	160	172,197
5.00%, 06/15/31	(Call 06/15/21)	160	189,373
5.00%, 06/15/39	(Call 06/15/25)	1,360	1,662,763
5.00%, 06/15/44	(Call 12/15/21)	500	589,815
5.00%, 06/15/46	(Call 06/15/23)	195	233,189
5.38%, 06/15/43	(Call 12/15/20)	125	147,295
Series A
5.00%, 06/15/38	(Call 06/15/17)	350	362,029
5.50%, 06/15/21	(PR 06/15/18)	660	717,493
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	103,348
5.00%, 06/15/44	(Call 06/15/21)	150	174,636
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	437,632
5.00%, 06/15/31	(Call 06/15/20)	610	698,993
5.00%, 06/15/46	(Call 06/15/25)	500	610,860
5.00%, 06/15/47	(Call 12/15/22)	460	552,902
Series CC
5.00%, 06/15/34	(Call 06/15/18)	200	215,034
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,293,908
5.00%, 06/15/47	(Call 06/15/23)	700	833,651
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	250	291,225
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,204,150
Series DD
4.00%, 06/15/18	(Call 12/15/16)	500	505,055
4.75%, 06/15/36	(Call 06/15/17)	330	340,322
5.00%, 06/15/29	(Call 06/15/24)	500	626,400
5.00%, 06/15/34	(Call 06/15/23)	205	249,077
5.00%, 06/15/35	(Call 06/15/23)	505	611,055
5.00%, 06/15/36	(Call 06/15/24)	500	608,885
5.00%, 06/15/39	(Call 06/15/24)	500	605,670
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	597,285

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series FF
5.00%, 06/15/25	(Call 06/15/20)	$500	$575,655
5.00%, 06/15/45	(Call 06/15/22)	950	1,126,728
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	278,305
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	308,719
5.00%, 06/15/37	(Call 06/15/25)	500	612,655
5.00%, 06/15/39	(Call 06/15/25)	500	611,310
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,864,643
5.25%, 06/15/32	(Call 06/15/19)	750	843,615
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	128,810
New York City Water & Sewer System RB BAB
5.00%, 06/15/18	(ETM)	500	539,115
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	250	303,623
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,491,640
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	884,315
5.75%, 11/15/51	(Call 11/15/21)	90	108,083
New York Local Government Assistance Corp. RB
0.65%, 04/01/19	(Call 08/31/16)	1,500	1,500,000
Series A
5.00%, 04/01/19		510	566,462
5.00%, 04/01/19	(Call 04/01/18)	1,190	1,271,848
5.00%, 04/01/20	(Call 04/01/18)	150	160,268
Series A-5/6
5.00%, 04/01/17		675	692,887
5.00%, 04/01/18		1,385	1,480,662
5.50%, 04/01/19		325	365,134
Series B
5.00%, 04/01/19	(GOI)	285	316,552
Series C
5.50%, 04/01/17	(GOI)	265	271,609

Security		Principal (000s)	Value
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	$710	$739,692
5.00%, 12/01/19	(SAW)	50	56,542
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	370,265
5.00%, 11/15/22	(GOI)	350	430,836
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	485,428
Series C
5.00%, 11/15/16	(NPFGC)	175	176,666
5.00%, 11/15/17		430	453,104
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	1,090	1,147,868
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	350	368,539
New York State Dormitory Authority RB
5.00%, 07/01/22	(Call 07/01/18)	500	539,140
5.00%, 07/01/22	(Call 07/01/19)	250	278,945
5.50%, 07/01/18	(NPFGC-FGIC)	375	407,872
5.50%, 07/01/23	(NPFGC)	200	250,224
Series 1
5.50%, 07/01/40	(AMBAC)	400	577,336
Series 2015B
5.00%, 03/15/29	(Call 09/15/25)	500	638,665
Series A
4.00%, 05/15/17		150	153,653
5.00%, 03/15/20		800	919,349
5.00%, 05/15/20		520	598,868
5.00%, 12/15/20		150	176,261
5.00%, 03/15/21		500	593,665
5.00%, 03/15/22		435	529,469
5.00%, 03/15/24		500	634,240
5.00%, 12/15/24	(Call 12/15/22)	250	306,263
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,224,370
5.00%, 02/15/26	(Call 02/15/24)	355	448,333
5.00%, 10/01/26		200	267,264
5.00%, 03/15/28	(Call 03/15/18)	250	265,645
5.00%, 03/15/28	(Call 03/15/25)	340	429,991
5.00%, 12/15/28	(Call 12/15/22)	575	702,385

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
5.00%, 03/15/30	(Call 03/15/25)	$400	$499,456
5.00%, 12/15/30	(Call 12/15/22)	500	606,980
5.00%, 03/15/31	(Call 03/15/25)	1,000	1,242,390
5.00%, 03/15/32	(Call 03/15/24)	340	419,342
5.00%, 03/15/35	(Call 03/15/25)	500	612,365
5.00%, 07/01/37	(Call 07/01/22)	760	898,361
5.00%, 03/15/38	(Call 03/15/23)	500	599,645
5.00%, 07/01/41	(Call 07/01/26)	250	306,625
5.00%, 02/15/43	(Call 02/15/23)	500	585,460
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,223,348
5.00%, 03/15/44	(Call 03/15/24)	500	603,705
5.00%, 07/01/45	(Call 07/01/25)	100	119,090
Series A-2
5.00%, 10/01/46		100	152,920
Series B
5.00%, 03/15/20		585	671,305
5.00%, 03/15/28	(Call 03/15/19)	200	220,324
5.00%, 02/15/31	(Call 02/15/25)	1,000	1,240,200
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,257,585
5.00%, 07/01/33	(PR 07/01/18) (AGM)	105	113,330
5.00%, 03/15/35	(Call 03/15/22)	500	597,670
5.00%, 02/15/38	(Call 02/15/25)	500	609,630
5.00%, 03/15/42	(Call 03/15/22)	600	706,812
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	532,245
5.00%, 12/15/22	(PR 12/15/16)	500	506,530
5.00%, 03/15/25	(Call 03/15/18)	525	558,857
5.00%, 03/15/31	(Call 03/15/21)	250	293,365
5.00%, 12/15/31	(PR 12/15/16)	250	253,250
5.00%, 03/15/35	(Call 03/15/24)	500	614,695
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	355,320
5.00%, 02/15/42	(Call 02/15/22)	250	293,843
Series E
5.00%, 02/15/23		500	618,650
5.00%, 02/15/24		1,000	1,261,290
5.00%, 03/15/31	(Call 09/15/25)	1,000	1,255,400
6.13%, 01/01/31	(Call 01/01/19)	250	282,330
New York State Energy Research & Development Authority RB Series A-1
0.61%, 05/01/39	(Call 08/31/16)	800	800,000

Security		Principal (000s)	Value
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46	(Call 06/15/26)	$800	$905,832
4.75%, 06/15/31	(Call 10/03/16)	170	170,600
5.00%, 06/15/18		100	107,842
5.00%, 06/15/21	(Call 06/15/18)	500	538,770
5.50%, 06/15/17		750	779,512
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	481,358
5.00%, 06/15/17		100	103,541
5.00%, 06/15/18		500	539,210
5.00%, 06/15/19		600	672,078
5.00%, 06/15/20		75	86,987
5.00%, 06/15/22		375	459,289
5.00%, 06/15/23	(Call 06/15/22)	640	775,571
5.00%, 06/15/24	(Call 06/15/22)	640	776,371
5.00%, 06/15/34	(Call 06/15/19)	180	200,432
5.13%, 06/15/38	(Call 06/15/19)	120	134,034
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	538,610
5.00%, 06/15/41	(Call 06/15/21)	90	105,928
Series D
5.00%, 06/15/22		520	636,880
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(PR 04/01/18)	750	801,427
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	232,822
New York State Thruway Authority RB
5.00%, 01/01/31	(Call 01/01/25)	250	305,368
5.00%, 01/01/32	(Call 01/01/25)	340	413,848
Series A
4.00%, 01/01/51	(Call 01/01/26)	585	638,773
5.00%, 03/15/18		315	336,218
5.00%, 05/01/19		2,700	3,000,348
5.00%, 03/15/20		100	114,753
5.00%, 03/15/21	(Call 09/15/20)	85	98,961
5.00%, 03/15/23	(Call 09/15/21)	250	298,278
5.00%, 03/15/26	(PR 09/15/18)	300	326,709
5.00%, 03/15/29	(Call 09/15/20)	250	289,415
5.00%, 01/01/46	(Call 01/01/26)	500	604,855
5.00%, 01/01/51	(Call 01/01/26)	400	481,296

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Series B
5.50%, 04/01/20	(AMBAC)	$260	$303,683
Series C
5.25%, 03/15/19		250	278,870
Series H
4.00%, 01/01/18	(NPFGC)	100	104,494
5.00%, 01/01/17	(NPFGC)	250	253,733
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	423,116
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	237,940
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	351,102
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,163,670
Series K
5.00%, 01/01/30	(Call 01/01/25)	465	570,778
New York State Urban Development Corp. RB
5.00%, 12/15/17		250	264,243
5.00%, 12/15/18		195	214,293
Series A
5.00%, 03/15/17		500	512,090
5.00%, 03/15/19		250	277,298
5.00%, 03/15/22		145	175,879
5.00%, 03/15/23		770	954,569
5.00%, 03/15/25		250	322,055
5.00%, 03/15/29	(Call 09/15/25)	750	951,517
5.00%, 03/15/31	(Call 03/15/21)	250	293,365
5.00%, 03/15/31	(Call 03/15/26)	400	503,736
5.00%, 03/15/32	(Call 03/15/26)	600	752,646
5.00%, 03/15/35	(Call 09/15/25)	350	432,838
Series A-1
5.00%, 12/15/18		285	313,198
5.00%, 03/15/21		450	532,750
5.00%, 03/15/22		400	485,184
5.00%, 03/15/28	(Call 03/15/23)	520	639,787
5.00%, 03/15/43	(Call 03/15/23)	240	281,515
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	809,287
5.00%, 03/15/32	(PR 03/15/17)	250	255,978
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	275,405
5.00%, 03/15/36	(Call 03/15/19)	250	275,285
5.25%, 03/15/38	(Call 03/15/19)	120	132,377

Security		Principal (000s)	Value
Series C
5.00%, 03/15/24	(Call 03/15/23)	$700	$870,471
Series D
5.25%, 01/01/17		560	568,770
5.25%, 01/01/20	(Call 01/01/19)	375	414,232
5.63%, 01/01/28	(Call 01/01/19)	400	444,524
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	124,355
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	500	531,165
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	278,753
4.00%, 06/01/32	(Call 06/01/22)	170	188,964
4.00%, 12/15/40	(Call 06/15/24)	400	450,660
4.00%, 06/15/44	(Call 06/15/24)	250	280,900
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	525,036
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	214,542
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	139,526
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	220,219
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	316,346
5.00%, 09/01/34	(Call 09/01/24)	250	307,893
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	215,856
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	551,969
5.00%, 09/01/36	(Call 09/01/24)	400	489,300
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	224,440
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	289,863
Series 190
5.00%, 05/01/33	(Call 05/01/20)	250	285,848
Series 194
5.00%, 10/15/29	(Call 10/15/25)	1,000	1,271,990
5.00%, 10/15/34	(Call 10/15/25)	500	621,670
5.00%, 10/15/41	(Call 10/15/25)	500	614,200
Series 5
5.38%, 03/01/28	(GOI)	500	636,890

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2016

Security		Principal (000s)	Value
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/17		$600	$629,886
5.00%, 10/15/18		750	819,022
5.00%, 10/15/19		650	736,099
5.00%, 10/15/20		1,500	1,756,065
5.00%, 10/15/23		300	378,273
5.00%, 10/15/24		1,000	1,287,590
5.00%, 10/15/28	(Call 10/15/24)	1,750	2,223,235
5.00%, 10/15/30	(Call 10/15/24)	500	632,470
5.00%, 10/15/31	(Call 10/15/24)	1,385	1,745,917
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	475	524,134
5.00%, 02/15/39	(Call 02/15/19)	450	496,201
Series C
4.50%, 02/01/17		3,165	3,218,583
5.00%, 04/15/17		1,500	1,542,360
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,158,920
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/30		445	307,504
0.00%, 11/15/32		200	130,092
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	268,683
5.00%, 11/15/22		150	184,239
5.00%, 01/01/23	(PR 01/01/22)	55	66,620
5.00%, 01/01/23	(Call 01/01/22)	20	23,938
5.00%, 11/15/24	(Call 05/15/23)	125	155,514
5.00%, 11/15/27	(Call 05/15/23)	500	612,620
5.00%, 11/15/32	(PR 11/15/17)	600	632,202
5.00%, 11/15/37	(Call 05/15/18) (GOI)	850	910,452
5.00%, 11/15/40	(Call 05/15/25)	250	305,398
5.00%, 11/15/46	(Call 05/15/26)	875	1,080,284
5.25%, 01/01/28	(PR 01/01/22) (GOI)	425	520,060
Series B
0.00%, 11/15/32		700	467,096
4.00%, 11/15/16		170	171,289
4.00%, 11/15/21		200	231,212

Security		Principal (000s)	Value
5.00%, 11/15/16		$300	$302,889
5.00%, 11/15/19		675	767,016
5.00%, 11/15/20		530	622,172
5.00%, 11/15/21		400	482,708
5.00%, 11/15/22		500	616,490
5.00%, 11/15/25	(Call 11/15/22)	710	867,663
5.00%, 11/15/27	(Call 11/15/22)	415	506,532
5.50%, 01/01/30	(PR 01/01/22) (GOI)	945	1,168,634
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	550	599,274
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	706,550
Series E
5.50%, 11/15/19	(NPFGC)	405	466,617
Utility Debt Securitization Authority RB
5.00%, 12/15/32	(Call 12/15/25)	1,000	1,263,780
5.00%, 12/15/37	(Call 12/15/25)	250	311,125
Series A
5.00%, 06/15/28	(Call 06/15/26)	500	653,455
5.00%, 12/15/35	(Call 06/15/26)	250	316,370
Series B
5.00%, 06/15/20	(Call 06/15/18)	250	269,053
5.00%, 06/15/23	(Call 06/15/21)	600	709,656
5.00%, 12/15/24	(Call 12/15/22)	200	245,764
5.00%, 12/15/33	(Call 06/15/26)	200	254,220
Series TE
5.00%, 12/15/18	(Call 12/15/16)	500	506,490
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,558,925
5.00%, 12/15/30	(Call 12/15/23)	500	621,595
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,223,770
5.00%, 12/15/41	(Call 12/15/23)	1,195	1,456,000

			244,804,483

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $231,149,206)			244,804,483

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK MUNI BOND ETF

August 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.39%
(Cost: $231,149,206)[a]	$244,804,483
Other Assets, Less Liabilities — 0.61%	1,500,980

NET ASSETS — 100.00%	$246,305,463

BAB  —  Build America Bond

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —   Berkshire Hathaway Assurance Corp.

FGIC  —   Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. –Financial Guaranty Insurance Co.

[a]	The cost of investments for federal income tax purposes was $231,185,840. Net unrealized appreciation was $13,618,643, of which $13,668,516 represented gross unrealized appreciation on securities and $49,873 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$244,804,483	$—	$244,804,483

Total	$—	$244,804,483	$—	$244,804,483

See notes to financial statements.

SCHEDULES OF INVESTMENTS	113

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2016

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$613,103,745	$7,125,044,484	$1,108,677,102
Affiliated (Note 2)	—	56,300,104	5,414,467

Total cost of investments	$613,103,745	$7,181,344,588	$1,114,091,569

Investments in securities, at fair value (Note 1):
Unaffiliated	$649,701,924	$7,510,162,265	$1,116,106,948
Affiliated (Note 2)	—	56,300,104	5,414,467

Total fair value of investments	649,701,924	7,566,462,369	1,121,521,415
Cash	17,360	—	—
Receivables:
Investment securities sold	—	604,075	—
Interest	6,996,325	79,445,351	12,381,495
Capital shares sold	—	23,311,486	366,846

Total Assets	656,715,609	7,669,823,281	1,134,269,756

LIABILITIES
Payables:
Investment securities purchased	7,188,776	50,591,656	22,588,642
Investment advisory fees (Note 2)	134,582	1,592,966	229,901

Total Liabilities	7,323,358	52,184,622	22,818,543

NET ASSETS	$649,392,251	$7,617,638,659	$1,111,451,213

Net assets consist of:
Paid-in capital	$611,869,973	$7,258,617,819	$1,104,242,581
Undistributed net investment income	1,215,942	10,465,852	592,640
Accumulated net realized loss	(291,843)	(36,562,793)	(813,854)
Net unrealized appreciation	36,598,179	385,117,781	7,429,846

NET ASSETS	$649,392,251	$7,617,638,659	$1,111,451,213

Shares outstanding[a]	5,350,000	67,100,000	10,450,000

Net asset value per share	$121.38	$113.53	$106.36

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2016

iShares New York Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$231,149,206

Total cost of investments	$231,149,206

Investments in securities, at fair value (Note 1):
Unaffiliated	$244,804,483

Total fair value of investments	244,804,483
Cash	10,504
Receivables:
Investment securities sold	1,000,000
Interest	2,670,385

Total Assets	248,485,372

LIABILITIES
Payables:
Investment securities purchased	2,128,606
Investment advisory fees (Note 2)	51,303

Total Liabilities	2,179,909

NET ASSETS	$246,305,463

Net assets consist of:
Paid-in capital	$232,360,601
Undistributed net investment income	397,851
Accumulated net realized loss	(108,266)
Net unrealized appreciation	13,655,277

NET ASSETS	$246,305,463

Shares outstanding[a]	2,150,000

Net asset value per share	$114.56

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2016

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$4,952	$64,038	$5,612
Interest — unaffiliated	7,153,201	84,348,142	5,207,198

Total investment income	7,158,153	84,412,180	5,212,810

EXPENSES
Investment advisory fees (Note 2)	711,759	8,707,316	1,303,004

Total expenses	711,759	8,707,316	1,303,004

Net investment income	6,446,394	75,704,864	3,909,806

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	172,172	649,864	1,227
In-kind redemptions — unaffiliated	—	—	45,406

Net realized gain	172,172	649,864	46,633

Net change in unrealized appreciation/depreciation	10,769,899	129,313,037	(275,116)

Net realized and unrealized gain (loss)	10,942,071	129,962,901	(228,483)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,388,465	$205,667,765	$3,681,323

See notes to financial statements.

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2016

iShares New York Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,759
Interest — unaffiliated	2,984,544

Total investment income	2,986,303

EXPENSES
Investment advisory fees (Note 2)	287,931

Total expenses	287,931

Net investment income	2,698,372

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	13,125

Net realized gain	13,125

Net change in unrealized appreciation/depreciation	3,590,038

Net realized and unrealized gain	3,603,163

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,301,535

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,446,394	$10,489,776	$75,704,864	$129,170,603
Net realized gain	172,172	303,270	649,864	509,291
Net change in unrealized appreciation/depreciation	10,769,899	4,932,929	129,313,037	66,735,624

Net increase in net assets resulting from operations	17,388,465	15,725,975	205,667,765	196,415,518

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,936,948)	(10,649,256)	(73,042,108)	(131,190,760)

Total distributions to shareholders	(5,936,948)	(10,649,256)	(73,042,108)	(131,190,760)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	132,764,054	117,727,397	1,216,994,626	1,757,302,270
Cost of shares redeemed	—	—	—	(65,576,614)

Net increase in net assets from capital share transactions	132,764,054	117,727,397	1,216,994,626	1,691,725,656

INCREASE IN NET ASSETS	144,215,571	122,804,116	1,349,620,283	1,756,950,414

NET ASSETS
Beginning of period	505,176,680	382,372,564	6,268,018,376	4,511,067,962

End of period	$649,392,251	$505,176,680	$7,617,638,659	$6,268,018,376

Undistributed net investment income included in net assets at end of period	$1,215,942	$706,496	$10,465,852	$7,803,096

SHARES ISSUED AND REDEEMED
Shares sold	1,100,000	1,000,000	10,800,000	16,000,000
Shares redeemed	—	—	—	(600,000)

Net increase in shares outstanding	1,100,000	1,000,000	10,800,000	15,400,000

See notes to financial statements.

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Short-Term National Muni Bond ETF		iShares New York Muni Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,909,806	$7,043,230	$2,698,372	$4,823,808
Net realized gain	46,633	404,502	13,125	37,309
Net change in unrealized appreciation/depreciation	(275,116)	3,022,415	3,590,038	2,155,579

Net increase in net assets resulting from operations	3,681,323	10,470,147	6,301,535	7,016,696

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,035,071)	(7,063,122)	(2,725,502)	(4,780,720)

Total distributions to shareholders	(4,035,071)	(7,063,122)	(2,725,502)	(4,780,720)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	122,288,517	211,839,306	22,924,628	50,303,363
Cost of shares redeemed	(21,236,410)	(95,369,366)	—	—

Net increase in net assets from capital share transactions	101,052,107	116,469,940	22,924,628	50,303,363

INCREASE IN NET ASSETS	100,698,359	119,876,965	26,500,661	52,539,339

NET ASSETS
Beginning of period	1,010,752,854	890,875,889	219,804,802	167,265,463

End of period	$1,111,451,213	$1,010,752,854	$246,305,463	$219,804,802

Undistributed net investment income included in net assets at end of period	$592,640	$717,905	$397,851	$424,981

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	2,000,000	200,000	450,000
Shares redeemed	(200,000)	(900,000)	—	—

Net increase in shares outstanding	950,000	1,100,000	200,000	450,000

See notes to financial statements.

FINANCIAL STATEMENTS	119

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$118.87	$117.65	$113.43	$116.18	$113.30	$103.13

Income from investment operations:
Net investment income[a]	1.37	2.92	3.29	3.42	3.52	3.93
Net realized and unrealized gain (loss)[b]	2.43	1.29	4.20	(2.76)	2.89	10.27

Total from investment operations	3.80	4.21	7.49	0.66	6.41	14.20

Less distributions from:
Net investment income	(1.29)	(2.99)	(3.27)	(3.41)	(3.53)	(4.03)

Total distributions	(1.29)	(2.99)	(3.27)	(3.41)	(3.53)	(4.03)

Net asset value, end of period	$121.38	$118.87	$117.65	$113.43	$116.18	$113.30

Total return	3.22%[c]	3.69%	6.65%	0.67%	5.75%	14.07%

Ratios/Supplemental data:
Net assets, end of period (000s)	$649,392	$505,177	$382,373	$249,546	$313,699	$209,613
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.26%	2.49%	2.83%	3.06%	3.06%	3.65%
Portfolio turnover rate[e]	6%	8%	6%	15%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$111.33	$110.30	$107.15	$111.51	$109.83	$100.74

Income from investment operations:
Net investment income[a]	1.23	2.67	2.99	3.15	3.16	3.56
Net realized and unrealized gain (loss)[b]	2.17	1.12	3.14	(4.35)	1.68	9.08

Total from investment operations	3.40	3.79	6.13	(1.20)	4.84	12.64

Less distributions from:
Net investment income	(1.20)	(2.76)	(2.98)	(3.16)	(3.16)	(3.55)

Total distributions	(1.20)	(2.76)	(2.98)	(3.16)	(3.16)	(3.55)

Net asset value, end of period	$113.53	$111.33	$110.30	$107.15	$111.51	$109.83

Total return	3.06%[c]	3.54%	5.76%	(1.02)%	4.47%	12.80%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,617,639	$6,268,018	$4,511,068	$3,161,011	$3,635,225	$2,833,674
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waved fees[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.17%	2.44%	2.74%	2.96%	2.86%	3.39%
Portfolio turnover rate[e]	4%	10%	5%	11%	9%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$106.40	$106.06	$106.55	$106.51	$106.77	$104.89

Income from investment operations:
Net investment income[a]	0.40	0.81	0.80	0.88	1.04	1.32
Net realized and unrealized gain (loss)[b]	(0.02)	0.35	(0.49)	0.05	(0.29)	1.92

Total from investment operations	0.38	1.16	0.31	0.93	0.75	3.24

Less distributions from:
Net investment income	(0.42)	(0.82)	(0.80)	(0.89)	(1.01)	(1.36)

Total distributions	(0.42)	(0.82)	(0.80)	(0.89)	(1.01)	(1.36)

Net asset value, end of period	$106.36	$106.40	$106.06	$106.55	$106.51	$106.77

Total return	0.37%[c]	1.13%	0.26%	0.88%	0.71%	3.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,111,451	$1,010,753	$890,876	$820,448	$628,425	$496,474
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.75%	0.76%	0.76%	0.83%	0.98%	1.24%
Portfolio turnover rate[e]	12%	23%	23%	22%	26%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$112.72	$111.51	$108.04	$111.90	$109.93	$101.58

Income from investment operations:
Net investment income[a]	1.34	2.88	3.10	3.20	3.43	3.65
Net realized and unrealized gain (loss)[b]	1.86	1.22	3.48	(3.87)	1.97	8.31

Total from investment operations	3.20	4.10	6.58	(0.67)	5.40	11.96

Less distributions from:
Net investment income	(1.36)	(2.89)	(3.11)	(3.19)	(3.43)	(3.61)

Total distributions	(1.36)	(2.89)	(3.11)	(3.19)	(3.43)	(3.61)

Net asset value, end of period	$114.56	$112.72	$111.51	$108.04	$111.90	$109.93

Total return	2.86%[c]	3.79%	6.13%	(0.53)%	4.99%	12.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$246,305	$219,805	$167,265	$124,244	$134,277	$98,937
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.34%	2.60%	2.82%	2.99%	3.08%	3.45%
Portfolio turnover rate[e]	8%	11%	8%	7%	10%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
Short-Term National Muni Bond	Diversified
New York Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisor’s (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

In addition, the iShares National Muni Bond ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2021 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

126	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2016 were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$163,767,800	$35,306,522
National Muni Bond	1,147,690,154	284,739,907
Short-Term National Muni Bond	193,907,965	120,972,972
New York Muni Bond	45,047,183	17,179,450

In-kind transactions (see Note 4) for the six months ended August 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$11,660,899	$—
National Muni Bond	404,962,423	—
Short-Term National Muni Bond	78,503,998	20,591,280

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be directly and/or indirectly subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

When a municipal bond fund concentrates its investments in issuers located in a single state, it assumes the risk that economic, political and social conditions affecting that state may have a significant impact on its investment performance.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
California Muni Bond	$461,137	$—	$461,137
National Muni Bond	33,776,126	3,038,912	36,815,038
Short-Term National Muni Bond	853,237	7,250	860,487
New York Muni Bond	—	84,757	84,757

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	129

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

I. iShares California Muni Bond ETF, iShares Short-Term National Muni Bond ETF and iShares New York Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. The Board further noted that the Peer Group for iShares California Muni Bond ETF and the Peer Group for iShares New York Muni Bond ETF each contained only two comparison funds identified by Broadridge, excluding iShares funds. In addition, the Board noted that the Peer Group for iShares Short-Term National Muni Bond ETF contained only three comparison funds identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for

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Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares National Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or

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Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

136	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond	$1.288310	$—	$—	$1.288310	100%	—%	—%		100%
National Muni Bond	1.144280	—	0.059157	1.203437	95	—	5		100
Short-Term National Muni Bond	0.417419	—	0.000029	0.417448	100	—	0	[a]	100
New York Muni Bond	1.334934	—	0.028332	1.363266	98	—	2		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	137

Notes:

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free
1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-206-0816

AUGUST 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NYSE Arca
➢	iShares U.S. Credit Bond ETF | CRED | NYSE Arca
➢	iShares Intermediate Credit Bond ETF | CIU | NYSE Arca

Fund Performance Overview

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of August 31, 2016

The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index (formerly the Barclays U.S. 1-3 Year Credit Bond Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 1.70%, net of fees, while the total return for the Index was 1.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.17%	2.11%	2.38%	2.17%	2.11%	2.38%
5 Years	1.52%	1.52%	1.86%	7.86%	7.83%	9.67%
Since Inception	2.96%	2.95%	3.37%	32.47%	32.40%	37.66%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,017.00	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/16

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	83.97%
Foreign Government Obligations	16.03

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	16.98%
Aa	17.38
A	32.99
Baa	29.75
Ba	1.80
Not Rated	1.10

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® U.S. CREDIT BOND ETF

Performance as of August 31, 2016

The iShares U.S. Credit Bond ETF (the “Fund”) (formerly the iShares Core U.S. Credit Bond ETF) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Bloomberg Barclays U.S. Credit Bond Index (formerly the Barclays U.S. Credit Bond Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 7.61%, net of fees, while the total return for the Index was 7.69%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.97%	9.47%	9.14%	8.97%	9.47%	9.14%
5 Years	4.71%	4.63%	4.94%	25.87%	25.38%	27.26%
Since Inception	5.57%	5.56%	5.82%	68.73%	68.60%	72.61%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,076.10	$0.78	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/16

Investment Type	Percentage of Total Investments[1]
Corporate Bonds & Notes	85.76%
Foreign Government Obligations	11.24
Municipal Debt Obligations	3.00

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating [2]	Percentage of Total Investments[1]
Aaa	9.01%
Aa	12.32
A	34.65
Baa	39.77
Ba	2.88
Not Rated	1.37

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of August 31, 2016

The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Credit Bond Index (formerly the Barclays U.S. Intermediate Credit Bond Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 4.23%, net of fees, while the total return for the Index was 4.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.42%	5.52%	5.72%	5.42%	5.52%	5.72%
5 Years	3.48%	3.38%	3.74%	18.67%	18.10%	20.16%
Since Inception	4.83%	4.82%	5.08%	57.68%	57.53%	61.37%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,042.30	$1.03	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/16

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	86.73%
Foreign Government Obligations	13.11
Municipal Debt Obligations	0.16

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	11.47%
Aa	12.51
A	33.82
Baa	38.54
Ba	2.52
Not Rated	1.14

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2016 and held through August 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 83.22%

ADVERTISING — 0.01%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,501,834

		1,501,834
AEROSPACE & DEFENSE — 0.62%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)[a]	5,000	5,157,335
Boeing Co. (The)
0.95%, 05/15/18[a]	5,375	5,366,329
6.00%, 03/15/19	5,935	6,623,957
General Dynamics Corp.
1.00%, 11/15/17	11,400	11,400,579
Lockheed Martin Corp.
1.85%, 11/23/18[a]	7,440	7,530,249
Northrop Grumman Corp.
1.75%, 06/01/18[a]	5,025	5,064,356
United Technologies Corp.
1.78%, 05/04/18[b]	15,750	15,870,336
5.38%, 12/15/17	9,108	9,607,750
6.13%, 02/01/19	2,190	2,439,209

		69,060,100
AGRICULTURE — 1.05%
Altria Group Inc.
9.25%, 08/06/19[a]	8,682	10,602,682
9.70%, 11/10/18	1,743	2,050,134
Archer-Daniels-Midland Co.
5.45%, 03/15/18	9,641	10,256,900
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	4,480	4,649,868
Philip Morris International Inc.
1.25%, 11/09/17	9,485	9,507,822
1.38%, 02/25/19[a]	12,575	12,618,111
1.88%, 01/15/19[a]	375	380,597
5.65%, 05/16/18	34,106	36,672,831
Reynolds American Inc.
2.30%, 08/21/17	5,000	5,045,934
2.30%, 06/12/18	15,025	15,249,730
8.13%, 06/23/19[a]	8,500	9,914,766

		116,949,375

Security	Principal (000s)	Value
APPAREL — 0.03%
VF Corp.
5.95%, 11/01/17	$3,064	$3,224,496

		3,224,496
AUTO MANUFACTURERS — 2.73%
American Honda Finance Corp.
1.20%, 07/12/19	10,000	9,962,329
1.50%, 03/13/18	10,200	10,257,893
1.55%, 12/11/17	12,825	12,898,694
1.60%, 07/13/18[a]	8,010	8,072,560
1.70%, 02/22/19[a]	15,560	15,717,032
2.13%, 10/10/18[a]	4,580	4,668,347
2.25%, 08/15/19	8,500	8,719,805
Ford Motor Credit Co. LLC
2.24%, 06/15/18	10,200	10,288,334
2.55%, 10/05/18	5,000	5,077,264
2.94%, 01/08/19[a]	12,500	12,820,426
General Motors Co.
3.50%, 10/02/18[a]	5,000	5,142,546
General Motors Financial Co. Inc.
2.40%, 04/10/18	14,074	14,167,979
2.40%, 05/09/19	200	200,753
3.10%, 01/15/19	20,705	21,116,528
3.25%, 05/15/18	15,000	15,301,024
4.75%, 08/15/17[a]	10,000	10,288,230
PACCAR Financial Corp.
1.20%, 08/12/19	3,700	3,689,928
1.30%, 05/10/19	2,950	2,945,760
1.40%, 11/17/17	3,605	3,620,324
1.40%, 05/18/18	3,000	3,015,454
1.45%, 03/09/18	2,270	2,283,829
1.65%, 02/25/19	4,940	4,985,214
1.75%, 08/14/18	1,685	1,702,977
Toyota Motor Credit Corp.
1.20%, 04/06/18	5,900	5,900,402
1.25%, 10/05/17	23,471	23,510,281
1.38%, 01/10/18[a]	50	50,201
1.40%, 05/20/19	11,000	11,013,294
1.45%, 01/12/18	6,905	6,938,020
1.55%, 07/13/18	7,615	7,664,651
1.70%, 02/19/19[a]	25,000	25,221,039
2.00%, 10/24/18	23,609	23,975,030

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.10%, 01/17/19[a]	$5,505	$5,607,185
2.13%, 07/18/19	8,250	8,440,740

		305,264,073
AUTO PARTS & EQUIPMENT — 0.07%
Johnson Controls Inc.
1.40%, 11/02/17	7,903	7,889,676

		7,889,676
BANKS — 30.55%
American Express Bank FSB
6.00%, 09/13/17	12,987	13,598,286
American Express Centurion Bank
6.00%, 09/13/17	1,325	1,387,367
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	14,504	14,625,427
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	5,350	5,353,066
1.50%, 01/16/18	11,595	11,603,513
1.60%, 07/15/19	10,750	10,742,613
1.88%, 10/06/17	12,500	12,578,605
2.00%, 11/16/18	5,550	5,608,130
Bank of America Corp.
1.70%, 08/25/17[a]	8,835	8,856,867
2.00%, 01/11/18	23,345	23,455,748
2.60%, 01/15/19	48,055	49,107,369
2.65%, 04/01/19[a]	25,250	25,850,749
5.65%, 05/01/18	30,340	32,313,031
5.75%, 12/01/17	28,415	29,869,456
6.00%, 09/01/17	7,165	7,469,539
6.40%, 08/28/17	10,000	10,486,054
6.88%, 04/25/18	40,128	43,508,332
6.88%, 11/15/18[a]	12,113	13,451,187
7.63%, 06/01/19[a]	12,050	13,887,836
Series L
1.95%, 05/12/18[a]	10,000	10,069,089
Bank of America N.A.
1.65%, 03/26/18[a]	19,625	19,717,428
1.75%, 06/05/18[a]	18,000	18,107,354
2.05%, 12/07/18[a]	17,320	17,533,090
Bank of Montreal
1.35%, 08/28/18	10,000	10,006,757
1.40%, 09/11/17	9,300	9,309,879

Security	Principal (000s)	Value
1.40%, 04/10/18[a]	$10,705	$10,714,207
1.45%, 04/09/18 (Call 03/09/18)	12,250	12,269,214
1.50%, 07/18/19[a]	6,795	6,784,597
1.80%, 07/31/18	10,950	11,029,172
2.38%, 01/25/19 (Call 12/25/18)	8,750	8,930,837
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18 (Call 04/22/18)	10,000	10,041,155
2.10%, 08/01/18 (Call 07/02/18)	10,000	10,130,914
2.20%, 05/15/19 (Call 04/15/19)	5,000	5,095,558
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	6,650	6,656,332
1.45%, 04/25/18[a]	10,500	10,505,830
1.65%, 06/14/19	9,250	9,261,383
1.70%, 06/11/18 (Call 05/11/18)	10,625	10,671,841
1.95%, 01/15/19	15,750	15,905,495
2.05%, 10/30/18[a]	21,788	22,044,114
2.05%, 06/05/19[a]	10,000	10,119,788
Barclays PLC
2.00%, 03/16/18[a]	10,000	10,000,642
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	1,700	1,702,245
BNP Paribas SA
2.38%, 09/14/17	3,039	3,067,937
2.40%, 12/12/18[a]	11,250	11,451,771
2.45%, 03/17/19	1,800	1,836,437
2.70%, 08/20/18	7,870	8,045,555
BPCE SA
1.63%, 01/26/18[a]	10,000	10,020,633
2.50%, 12/10/18	6,750	6,896,451
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)[a]	20,000	20,030,623
1.45%, 05/10/19 (Call 04/10/19)	18,375	18,377,591
2.30%, 10/15/18 (Call 09/15/18)	7,500	7,643,484

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	$7,725	$7,720,132
1.60%, 09/06/19	15,200	15,211,374
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	400	406,441
6.75%, 09/15/17	4,567	4,810,984
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	750	749,244
1.65%, 02/05/18 (Call 01/05/18)	10,755	10,769,900
2.35%, 08/17/18 (Call 07/17/18)	14,415	14,594,038
Citigroup Inc.
1.70%, 04/27/18[a]	18,025	18,055,522
1.75%, 05/01/18	15,525	15,561,626
1.80%, 02/05/18	15,615	15,659,830
1.85%, 11/24/17	6,000	6,018,479
2.05%, 12/07/18[a]	20,375	20,530,191
2.05%, 06/07/19[a]	15,250	15,342,258
2.15%, 07/30/18	15,175	15,315,697
2.50%, 09/26/18[a]	13,669	13,897,206
2.50%, 07/29/19	500	509,960
2.55%, 04/08/19	7,550	7,700,178
6.13%, 11/21/17[a]	15,133	15,921,048
6.13%, 05/15/18	14,543	15,626,110
Citizens Bank N.A./Providence RI
1.60%, 12/04/17 (Call 11/04/17)	5,825	5,814,446
2.30%, 12/03/18 (Call 11/03/18)	8,670	8,771,987
2.50%, 03/14/19 (Call 02/14/19)	8,800	8,946,264
Commonwealth Bank of Australia/New York NY
1.40%, 09/08/17[a]	7,500	7,507,906
1.63%, 03/12/18	6,650	6,678,053
1.75%, 11/02/18	5,665	5,698,040
1.90%, 09/18/17[a]	5,675	5,712,327
2.05%, 03/15/19[a]	12,000	12,153,467

Security	Principal (000s)	Value
2.30%, 09/06/19	$5,000	$5,101,929
2.50%, 09/20/18[a]	5,250	5,361,555
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	8,550	8,527,691
6.40%, 10/01/17[a]	50	52,210
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	18,900	18,999,486
2.25%, 01/14/19[a]	20,000	20,345,685
Series BKTN
1.38%, 08/09/19	7,000	6,982,051
Credit Suisse AG/New York NY
1.70%, 04/27/18	26,135	26,128,209
1.75%, 01/29/18	12,500	12,492,038
2.30%, 05/28/19[a]	10,500	10,621,566
5.30%, 08/13/19	8,802	9,642,073
6.00%, 02/15/18	10,683	11,214,747
Deutsche Bank AG
2.85%, 05/10/19[a]	18,300	18,283,399
Deutsche Bank AG/London
1.88%, 02/13/18[a]	16,470	16,348,460
2.50%, 02/13/19[a]	25,325	25,202,914
6.00%, 09/01/17[a]	11,499	11,964,349
Discover Bank/Greenwood DE
2.00%, 02/21/18	11,000	11,016,582
2.60%, 11/13/18 (Call 10/12/18)[a]	6,895	7,002,324
Fifth Third Bancorp.
4.50%, 06/01/18	356	372,191
Fifth Third Bank/Cincinnati OH
1.45%, 02/28/18 (Call 01/28/18)	10,000	10,000,655
2.15%, 08/20/18 (Call 07/20/18)	5,860	5,931,084
2.30%, 03/15/19 (Call 02/15/19)[a]	10,135	10,304,122
2.38%, 04/25/19 (Call 03/25/19)	4,220	4,301,440
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)[a]	1,365	1,376,117
2.38%, 01/22/18	31,887	32,205,481
2.63%, 01/31/19[a]	11,250	11,515,336

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.90%, 07/19/18[a]	$23,346	$23,930,507
5.95%, 01/18/18	49,906	52,860,640
6.15%, 04/01/18	33,945	36,352,166
6.25%, 09/01/17	10,360	10,852,401
7.50%, 02/15/19[a]	12,005	13,633,775
HSBC USA Inc.
1.50%, 11/13/17	9,380	9,358,236
1.63%, 01/16/18[a]	26,295	26,234,196
1.70%, 03/05/18[a]	8,845	8,845,584
2.00%, 08/07/18	9,125	9,160,255
2.63%, 09/24/18[a]	4,413	4,485,014
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[a]	200	203,257
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)[a]	10,250	10,257,753
2.00%, 06/30/18	7,500	7,547,682
2.20%, 11/06/18 (Call 10/06/18)	11,795	11,917,042
2.20%, 04/01/19 (Call 03/01/19)	4,000	4,043,413
Industrial & Commercial Bank of China Ltd./New York
2.35%, 11/13/17	10,000	10,059,590
Intesa Sanpaolo SpA
3.88%, 01/16/18[a]	19,340	19,711,161
3.88%, 01/15/19[a]	1,555	1,600,131
JPMorgan Chase & Co.
1.63%, 05/15/18[a]	23,186	23,275,215
1.80%, 01/25/18[a]	10,454	10,512,371
1.85%, 03/22/19 (Call 02/22/19)	20,000	20,157,620
2.00%, 08/15/17	10,000	10,069,518
6.00%, 01/15/18	38,943	41,343,489
6.30%, 04/23/19[a]	11,100	12,419,384
Series H
1.70%, 03/01/18 (Call 02/01/18)	16,600	16,682,364
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	25,530	26,760,836
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	815	816,312
1.65%, 02/01/18	15,500	15,533,378

Security	Principal (000s)	Value
1.70%, 06/01/18	$5,010	$5,031,916
2.35%, 03/08/19	16,000	16,317,297
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	10,175	10,329,310
KfW
0.88%, 12/15/17	2,000	1,999,072
0.88%, 04/19/18[a]	31,686	31,647,083
1.00%, 01/26/18[a]	49,800	49,846,882
1.00%, 06/11/18	26,000	26,019,669
1.00%, 09/07/18	22,975	22,962,364
1.00%, 07/15/19	34,010	33,874,725
1.13%, 08/06/18	68,500	68,673,093
1.13%, 11/16/18	30,600	30,678,419
1.50%, 02/06/19	57,400	57,970,981
1.88%, 04/01/19[a]	37,825	38,583,206
4.50%, 07/16/18	30,170	32,128,413
4.88%, 06/17/19	35,000	38,601,007
Series G
4.38%, 03/15/18	2,070	2,177,519
Korea Development Bank (The)
1.50%, 01/22/18	2,000	2,002,862
2.88%, 08/22/18	5,850	6,005,309
3.00%, 03/17/19	8,695	9,009,315
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	11,900	11,916,447
1.75%, 04/15/19[a]	15,750	16,017,867
1.88%, 09/17/18	15,400	15,679,077
2.38%, 09/13/17	100	101,523
Lloyds Bank PLC
1.75%, 03/16/18	18,100	18,128,626
1.75%, 05/14/18[a]	9,895	9,903,925
2.00%, 08/17/18[a]	15,250	15,306,847
2.05%, 01/22/19	5,500	5,518,596
2.30%, 11/27/18	8,230	8,306,138
Morgan Stanley
1.88%, 01/05/18[a]	9,885	9,921,525
2.13%, 04/25/18	20,910	21,113,312
2.20%, 12/07/18	6,235	6,311,542
2.45%, 02/01/19[a]	26,985	27,484,949
2.50%, 01/24/19[a]	20,500	20,905,622
5.95%, 12/28/17	14,185	14,991,282
6.63%, 04/01/18	32,745	35,309,254
7.30%, 05/13/19	21,850	24,987,268

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	$3,835	$3,900,563
National Australia Bank Ltd./New York
1.38%, 07/12/19	750	745,200
1.88%, 07/23/18[a]	5,000	5,038,089
2.00%, 01/14/19[a]	10,000	10,105,535
2.30%, 07/25/18	13,750	13,964,139
National Bank of Canada
2.10%, 12/14/18	12,000	12,108,263
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	25,400	25,447,099
1.13%, 04/26/19	24,000	23,977,066
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	5,500	5,515,535
1.60%, 06/01/18 (Call 05/02/18)[c]	17,000	17,087,973
1.80%, 11/05/18 (Call 10/06/18)[c]	21,600	21,802,276
1.85%, 07/20/18 (Call 06/20/18)[a,c]	12,000	12,113,884
1.95%, 03/04/19 (Call 02/02/19)[a,c]	8,500	8,599,838
2.20%, 01/28/19 (Call 12/29/18)[a,c]	10,350	10,537,933
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	8,000	8,069,492
Royal Bank of Canada
1.40%, 10/13/17[a]	12,226	12,240,067
1.50%, 01/16/18[a]	6,745	6,749,952
1.50%, 07/29/19	10,100	10,078,667
1.63%, 04/15/19	16,000	16,037,041
1.80%, 07/30/18	20,025	20,177,358
2.00%, 12/10/18	8,500	8,599,303
2.15%, 03/15/19	11,000	11,176,231
2.20%, 07/27/18	25,903	26,293,367
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	12,000	11,944,527

Security	Principal (000s)	Value
Santander Holdings USA Inc.
2.70%, 05/24/19 (Call 04/24/19)[a]	$17,150	$17,279,135
Santander UK PLC
1.65%, 09/29/17	3,500	3,498,290
2.00%, 08/24/18[a]	8,175	8,199,437
2.50%, 03/14/19	15,325	15,530,852
3.05%, 08/23/18	17,644	18,054,831
Societe Generale SA
2.63%, 10/01/18[a]	10,500	10,748,839
2.75%, 10/12/17	8,425	8,527,207
State Street Corp.
1.95%, 05/19/21[a]	6,160	6,215,256
2.55%, 08/18/20	3,375	3,492,286
4.96%, 03/15/18	500	520,769
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	7,800	7,789,826
1.75%, 01/16/18	14,400	14,439,819
1.95%, 07/23/18	10,500	10,553,452
2.05%, 01/18/19[a]	5,000	5,037,776
2.45%, 01/10/19	11,000	11,183,575
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	5,334	5,416,121
2.50%, 05/01/19 (Call 04/01/19)	9,888	10,085,957
2.90%, 03/03/21 (Call 02/03/21)	9,825	10,184,535
Svenska Handelsbanken AB
1.50%, 09/06/19	15,000	14,976,211
1.63%, 03/21/18	14,050	14,110,210
2.50%, 01/25/19[a]	23,250	23,810,099
Toronto-Dominion Bank (The)
1.40%, 04/30/18	25,185	25,207,375
1.45%, 09/06/18	10,650	10,650,939
1.45%, 08/13/19[a]	10,000	9,958,534
1.63%, 03/13/18[a]	11,300	11,356,328
1.75%, 07/23/18	11,040	11,112,863
1.95%, 01/22/19[a]	10,000	10,116,028
2.13%, 07/02/19	10,000	10,152,055
2.63%, 09/10/18	13,907	14,233,160
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	4,755	4,817,922

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.20%, 04/25/19 (Call 03/25/19)	$5,638	$5,753,549
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	6,240	6,252,580
1.38%, 09/11/17 (Call 08/11/17)	5,125	5,133,622
1.40%, 04/26/19 (Call 03/26/19)	18,500	18,525,873
1.45%, 01/29/18 (Call 12/29/17)	800	802,674
UBS AG/Stamford CT
1.80%, 03/26/18[a]	12,725	12,774,969
2.38%, 08/14/19	20,706	21,128,181
5.75%, 04/25/18[a]	15,000	16,025,753
5.88%, 12/20/17[a]	12,883	13,616,527
Wachovia Corp.
5.75%, 02/01/18[a]	34,093	36,143,043
Wells Fargo & Co.
1.40%, 09/08/17[a]	5,000	5,005,270
1.50%, 01/16/18[a]	13,650	13,697,153
2.13%, 04/22/19	5,500	5,598,079
2.15%, 01/15/19	23,277	23,685,859
5.63%, 12/11/17	23,059	24,319,591
Wells Fargo Bank N.A.
1.65%, 01/22/18	15,000	15,104,122
1.75%, 05/24/19	27,750	27,990,990
6.00%, 11/15/17	11,772	12,424,764
Westpac Banking Corp.
1.50%, 12/01/17	24,150	24,181,005
1.55%, 05/25/18	10,000	10,022,881
1.60%, 01/12/18[a]	7,450	7,465,447
1.60%, 08/19/19	7,500	7,501,205
1.65%, 05/13/19[a]	11,215	11,228,383
1.95%, 11/23/18	10,000	10,094,736
2.25%, 07/30/18[a]	14,820	15,038,546
2.25%, 01/17/19[a]	950	965,807

		3,419,142,206
BEVERAGES — 2.50%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	3,025	3,201,651
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	14,725	14,729,861

Security	Principal (000s)	Value
1.90%, 02/01/19	$48,140	$48,647,403
2.15%, 02/01/19[a]	17,482	17,769,668
Anheuser-Busch InBev Worldwide Inc.
7.75%, 01/15/19	13,000	14,851,972
Bottling Group LLC
5.13%, 01/15/19	2,400	2,617,598
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,990,001
Coca-Cola Co. (The)
0.88%, 10/27/17	4,930	4,926,004
1.15%, 04/01/18	17,750	17,779,012
1.38%, 05/30/19[a]	22,750	22,885,238
1.65%, 03/14/18	5,044	5,101,924
1.65%, 11/01/18[a]	22,260	22,571,416
Diageo Capital PLC
1.13%, 04/29/18[a]	1,200	1,197,625
5.75%, 10/23/17	12,347	12,976,817
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18[a]	5,100	5,540,779
Molson Coors Brewing Co.
1.45%, 07/15/19[a]	12,025	12,020,077
PepsiCo Inc.
1.25%, 04/30/18	6,730	6,750,400
1.50%, 02/22/19[a]	10,950	11,042,073
2.25%, 01/07/19 (Call 12/07/18)	10,216	10,458,745
5.00%, 06/01/18[a]	22,600	24,104,607
7.90%, 11/01/18	12,886	14,707,130
Series 1
1.00%, 10/13/17	2,835	2,833,565

		279,703,566
BIOTECHNOLOGY — 0.66%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)	14,400	14,658,412
5.70%, 02/01/19	10,000	10,979,394
6.15%, 06/01/18[a]	7,750	8,391,667
Biogen Inc.
6.88%, 03/01/18	5,250	5,675,558
Celgene Corp.
2.13%, 08/15/18	16,000	16,193,346
2.25%, 05/15/19[a]	5,000	5,078,427

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Gilead Sciences Inc.
1.85%, 09/04/18[a]	$12,495	$12,656,800

		73,633,604
BUILDING MATERIALS — 0.10%
CRH America Inc.
8.13%, 07/15/18[a]	7,508	8,327,249
Vulcan Materials Co.
7.00%, 06/15/18	2,100	2,289,000

		10,616,249
CHEMICALS — 1.18%
Air Products & Chemicals Inc.
1.20%, 10/15/17[a]	4,825	4,833,281
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	6,008,491
Cabot Corp.
2.55%, 01/15/18	2,000	2,009,506
CF Industries Inc.
6.88%, 05/01/18	10,350	11,132,639
Dow Chemical Co. (The)
5.70%, 05/15/18	200	214,103
8.55%, 05/15/19	23,576	27,838,493
Ecolab Inc.
1.45%, 12/08/17[a]	2,399	2,402,130
1.55%, 01/12/18[a]	7,430	7,450,428
2.00%, 01/14/19	5,000	5,051,601
EI du Pont de Nemours & Co.
6.00%, 07/15/18	12,735	13,814,653
Lubrizol Corp.
8.88%, 02/01/19	250	293,238
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	6,950	7,483,711
Monsanto Co.
1.85%, 11/15/18	2,000	2,013,138
2.13%, 07/15/19[a]	7,535	7,644,630
5.13%, 04/15/18[a]	2,500	2,642,774
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	5,030	5,135,659
6.50%, 05/15/19	5,000	5,602,963
Praxair Inc.
1.05%, 11/07/17[a]	325	324,559

Security	Principal (000s)	Value
1.25%, 11/07/18	$11,394	$11,407,292
4.50%, 08/15/19	3,480	3,792,904
Rohm & Haas Co.
6.00%, 09/15/17	4,808	5,027,843

		132,124,036
COMMERCIAL SERVICES — 0.16%
Catholic Health Initiatives
1.60%, 11/01/17	200	200,239
2.60%, 08/01/18	625	633,835
S&P Global Inc.
2.50%, 08/15/18	9,200	9,350,639
5.90%, 11/15/17	180	188,882
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	1,105	1,166,702
Western Union Co. (The)
2.88%, 12/10/17	6,075	6,130,330
3.65%, 08/22/18	275	282,688

		17,953,315
COMPUTERS — 2.20%
Apple Inc.
1.00%, 05/03/18	40,633	40,609,024
1.10%, 08/02/19[a]	7,500	7,471,176
1.30%, 02/23/18	6,965	6,995,007
1.70%, 02/22/19[a]	19,080	19,319,250
2.10%, 05/06/19	9,300	9,511,554
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[d]	39,650	40,745,324
EMC Corp.
1.88%, 06/01/18[a]	2,875	2,846,250
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[d]	16,900	17,046,740
2.85%, 10/05/18[d]	25,130	25,620,009
International Business Machines Corp.
1.13%, 02/06/18[a]	14,850	14,873,009
1.25%, 02/08/18[a]	1,400	1,404,666
1.80%, 05/17/19[a]	15,200	15,452,764
1.95%, 02/12/19[a]	9,500	9,674,909
5.70%, 09/14/17	10,105	10,593,767
7.63%, 10/15/18	12,873	14,572,905

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Seagate HDD Cayman
3.75%, 11/15/18[a]	$8,705	$8,944,388

		245,680,742
COSMETICS & PERSONAL CARE — 0.18%
Colgate-Palmolive Co.
0.90%, 05/01/18[a]	5,000	5,000,360
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	3,115	3,153,912
1.90%, 11/01/19	9,965	10,179,683
4.70%, 02/15/19	1,125	1,222,151

		19,556,106
DISTRIBUTION & WHOLESALE — 0.03%
Ingram Micro Inc.
5.25%, 09/01/17	3,000	3,075,113

		3,075,113
DIVERSIFIED FINANCIAL SERVICES — 4.61%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	8,000	8,229,999
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)[a]	7,805	7,890,011
3.38%, 06/01/21 (Call 05/01/21)[a]	3,250	3,367,009
American Express Co.
1.55%, 05/22/18[a]	14,201	14,243,005
6.15%, 08/28/17	10,000	10,476,776
7.00%, 03/19/18	16,342	17,728,180
American Express Credit Corp.
1.55%, 09/22/17	7,465	7,484,886
1.88%, 11/05/18 (Call 10/05/18)[a]	6,100	6,157,625
2.13%, 07/27/18[a]	9,213	9,347,610
2.13%, 03/18/19	11,000	11,178,243
2.25%, 08/15/19	4,915	5,013,375
Associates Corp. of North America
6.95%, 11/01/18	3,325	3,689,003
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	45,120	47,454,232
7.25%, 02/01/18[a]	30,615	33,052,325

Security	Principal (000s)	Value
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	$15,580	$15,758,280
2.30%, 06/05/19 (Call 05/05/19)	6,800	6,882,329
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	11,340	11,381,131
Ford Motor Credit Co. LLC
1.68%, 09/08/17	10,300	10,298,794
1.72%, 12/06/17	10,000	9,991,007
2.15%, 01/09/18	10,000	10,066,599
2.38%, 01/16/18	21,860	22,069,769
2.38%, 03/12/19	17,000	17,221,979
2.88%, 10/01/18	11,808	12,067,403
5.00%, 05/15/18[a]	17,691	18,638,575
Franklin Resources Inc.
1.38%, 09/15/17	70	70,129
General Electric Co.
1.60%, 11/20/17[a]	89	89,704
1.63%, 04/02/18[a]	9,000	9,091,754
5.63%, 09/15/17[a]	24,422	25,587,525
5.63%, 05/01/18	28,504	30,654,687
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)[a]	2,485	2,586,374
International Lease Finance Corp.
3.88%, 04/15/18	6,000	6,127,500
5.88%, 04/01/19	6,000	6,480,001
6.25%, 05/15/19	12,000	13,065,000
7.13%, 09/01/18[a,d]	13,900	15,290,000
8.88%, 09/01/17	4,000	4,270,000
Jefferies Group LLC
5.13%, 04/13/18	12,894	13,427,591
8.50%, 07/15/19	250	285,298
Nasdaq Inc.
5.25%, 01/16/18[a]	600	628,852
National Rural Utilities Cooperative Finance Corp.
1.65%, 02/08/19	14,825	14,904,764
2.15%, 02/01/19 (Call 01/01/19)	12,000	12,168,691
2.30%, 11/15/19 (Call 10/15/19)[a]	10,000	10,226,339

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
NYSE Holdings LLC
2.00%, 10/05/17	$6,961	$7,014,088
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)[a]	8,815	8,912,100
Visa Inc.
1.20%, 12/14/17	14,750	14,792,165

		515,360,707
ELECTRIC — 4.04%
Alabama Power Co.
5.50%, 10/15/17	3,375	3,534,472
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)[a]	5,000	5,111,705
Ameren Illinois Co.
6.13%, 11/15/17	2,250	2,380,911
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	12,145	12,145,604
Berkshire Hathaway Energy Co.
5.75%, 04/01/18[a]	2,499	2,670,827
Black Hills Corp.
2.50%, 01/11/19	2,760	2,800,949
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	5,000	4,986,189
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	5,555	6,404,054
Series D
7.88%, 11/01/17	6,475	6,927,591
CMS Energy Corp.
5.05%, 02/15/18	6,406	6,727,842
8.75%, 06/15/19	5,000	5,943,211
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	1,200	1,214,655
5.80%, 03/15/18	9,603	10,267,542
6.15%, 09/15/17	2,930	3,077,851
Connecticut Light & Power Co. (The) Series 09-A
5.50%, 02/01/19	1,000	1,091,218

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	$12,825	$13,716,367
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	9,990	9,989,595
Consumers Energy Co.
5.65%, 09/15/18	6,825	7,396,565
6.13%, 03/15/19	2,000	2,237,321
Dominion Resources Inc./VA
1.90%, 06/15/18	5,800	5,843,260
2.96%, 07/01/19[a,b]	3,110	3,178,624
6.40%, 06/15/18	200	216,985
Series B
1.60%, 08/15/19	4,380	4,383,211
Duke Energy Carolinas LLC
5.10%, 04/15/18	5,820	6,171,317
5.25%, 01/15/18	10,419	10,974,496
7.00%, 11/15/18	3,100	3,473,808
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	2,600	2,630,755
5.05%, 09/15/19[a]	6,000	6,610,754
Duke Energy Ohio Inc.
5.45%, 04/01/19	7,000	7,700,897
Duke Energy Progress LLC
5.30%, 01/15/19	10,500	11,463,785
Edison International
3.75%, 09/15/17	4,810	4,931,420
Emera U.S. Finance LP
2.15%, 06/15/19[d]	6,250	6,293,128
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18[a]	4,460	4,785,534
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	6,500	6,500,441
2.50%, 03/15/21 (Call 02/15/21)	2,550	2,611,691
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	5,000	5,113,401
5.20%, 10/01/19[a]	8,595	9,398,628
Georgia Power Co.
1.95%, 12/01/18[a]	4,500	4,550,041

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Indiana Michigan Power Co.
7.00%, 03/15/19[a]	$100	$111,988
MidAmerican Energy Co.
5.30%, 03/15/18	8,195	8,689,482
Nevada Power Co.
6.50%, 08/01/18	1,000	1,094,194
7.13%, 03/15/19[a]	6,150	7,012,815
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	2,165	2,171,524
2.06%, 09/01/17	14,650	14,719,571
2.30%, 04/01/19[a]	6,730	6,805,260
2.40%, 09/15/19 (Call 08/15/19)	3,725	3,783,205
2.70%, 09/15/19 (Call 08/15/19)	12,000	12,290,584
6.00%, 03/01/19	4,042	4,452,642
NiSource Finance Corp.
6.40%, 03/15/18	6,438	6,896,086
6.80%, 01/15/19	4,000	4,466,833
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	720	736,683
Ohio Power Co.
6.05%, 05/01/18	7,225	7,705,080
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	3,000	3,017,495
5.00%, 09/30/17	1,000	1,038,511
6.80%, 09/01/18	4,950	5,449,969
Pacific Gas & Electric Co.
8.25%, 10/15/18	8,383	9,542,260
PacifiCorp
5.65%, 07/15/18	2,500	2,703,103
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[a]	12,145	12,379,036
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)[a]	850	853,120
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)[a]	6,540	6,581,052

Security	Principal (000s)	Value
Public Service Co. of Colorado
5.80%, 08/01/18	$350	$378,495
Public Service Co. of New Mexico
7.95%, 05/15/18	923	1,013,846
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	1,735	1,754,997
2.00%, 08/15/19 (Call 07/15/19)[a]	6,450	6,557,792
Series I
1.80%, 06/01/19 (Call 05/01/19)	1,000	1,011,104
Southern Co. (The)
1.55%, 07/01/18[a]	7,510	7,534,905
1.85%, 07/01/19	8,020	8,078,654
2.15%, 09/01/19 (Call 08/01/19)	3,000	3,044,761
2.45%, 09/01/18	7,990	8,144,482
Southern Power Co.
1.50%, 06/01/18	10,700	10,708,124
1.85%, 12/01/17	5,825	5,848,264
TECO Finance Inc.
5.15%, 03/15/20	9,050	9,960,320
TransAlta Corp.
6.90%, 05/15/18	5,000	5,237,500
Union Electric Co.
6.70%, 02/01/19	3,145	3,527,323
Virginia Electric & Power Co.
1.20%, 01/15/18 (Call 12/15/17)[a]	3,000	2,992,855
5.40%, 04/30/18	11,213	11,942,998
5.95%, 09/15/17	11,100	11,646,754
WEC Energy Group Inc.
1.65%, 06/15/18[a]	1,905	1,910,833
2.45%, 06/15/20 (Call 05/15/20)	5,330	5,447,686
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	3,000	3,005,243
Wisconsin Public Service Corp.
1.65%, 12/04/18	4,650	4,671,018

		452,375,092

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.01%
Emerson Electric Co.
5.25%, 10/15/18	$789	$854,093

		854,093
ELECTRONICS — 0.40%
Amphenol Corp.
1.55%, 09/15/17	3,065	3,063,562
2.55%, 01/30/19 (Call 12/30/18)	5,000	5,107,732
Corning Inc.
1.50%, 05/08/18	2,160	2,152,994
Fortive Corp.
1.80%, 06/15/19[d]	3,410	3,432,750
Honeywell International Inc.
5.00%, 02/15/19	750	817,717
5.30%, 03/01/18	5,843	6,207,502
Koninklijke Philips NV
5.75%, 03/11/18	12,634	13,462,682
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	165	165,902
2.15%, 12/14/18[a]	7,320	7,402,446
2.40%, 02/01/19[a]	2,585	2,624,303

		44,437,590
ENVIRONMENTAL CONTROL — 0.19%
Republic Services Inc.
3.80%, 05/15/18[a]	8,500	8,821,195
Waste Management Inc.
4.75%, 06/30/20[a]	6,575	7,307,542
6.10%, 03/15/18	4,675	5,016,102

		21,144,839
FOOD — 1.52%
ConAgra Foods Inc.
1.90%, 01/25/18	12,645	12,698,021
General Mills Inc.
1.40%, 10/20/17	7,325	7,345,954
2.20%, 10/21/19	9,000	9,205,105
5.65%, 02/15/19	14,245	15,717,866
Hershey Co. (The)
1.60%, 08/21/18	5,000	5,039,299
Ingredion Inc.
1.80%, 09/25/17	4,825	4,843,022
JM Smucker Co. (The)
1.75%, 03/15/18	9,295	9,337,899

Security	Principal (000s)	Value
Kellogg Co.
3.25%, 05/21/18	$3,758	$3,872,883
4.15%, 11/15/19	5,000	5,387,909
Kraft Heinz Foods Co.
2.00%, 07/02/18	16,325	16,503,154
6.13%, 08/23/18	15,336	16,714,473
Kroger Co. (The)
2.00%, 01/15/19	12,850	13,012,821
2.30%, 01/15/19 (Call 12/15/18)	1,965	2,000,933
6.80%, 12/15/18	4,250	4,752,222
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	14,500	14,763,730
6.13%, 02/01/18[a]	7,950	8,458,090
6.50%, 08/11/17	200	209,737
Sysco Corp.
1.90%, 04/01/19	9,990	10,092,267
2.60%, 10/01/20 (Call 09/01/20)	1,290	1,332,647
5.25%, 02/12/18	4,850	5,106,110
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)[a]	3,677	3,774,073

		170,168,215
FOREST PRODUCTS & PAPER — 0.00%
International Paper Co.
7.95%, 06/15/18	2	2,227

		2,227
GAS — 0.39%
CenterPoint Energy Inc.
6.50%, 05/01/18	4,500	4,821,269
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)[a]	10,475	10,691,036
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	2,300	2,324,431
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	5,000	5,081,435
6.15%, 06/15/18	5,000	5,404,521
9.80%, 02/15/19	7,587	9,047,705

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Southern California Gas Co.
1.55%, 06/15/18[a]	$6,715	$6,742,707

		44,113,104
HAND & MACHINE TOOLS — 0.11%
Stanley Black & Decker Inc.
2.45%, 11/17/18[a]	11,500	11,725,369

		11,725,369
HEALTH CARE – PRODUCTS — 1.00%
Becton Dickinson and Co.
1.80%, 12/15/17	17,230	17,314,185
2.68%, 12/15/19	1,500	1,551,229
5.00%, 05/15/19[a]	4,000	4,358,121
6.38%, 08/01/19	2,054	2,325,803
Boston Scientific Corp.
2.65%, 10/01/18[a]	9,805	10,005,826
Covidien International Finance SA
6.00%, 10/15/17	13,190	13,901,737
CR Bard Inc.
1.38%, 01/15/18	5,000	4,998,588
Danaher Corp.
1.65%, 09/15/18	8,575	8,670,597
Edwards Lifesciences Corp.
2.88%, 10/15/18[a]	1,489	1,520,741
Medtronic Inc.
1.38%, 04/01/18[a]	8,400	8,423,555
1.50%, 03/15/18	7,715	7,750,703
St. Jude Medical Inc.
2.00%, 09/15/18	3,805	3,839,568
Stryker Corp.
1.30%, 04/01/18	1,600	1,600,107
2.00%, 03/08/19	15,300	15,486,770
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	10,416	10,465,283

		112,212,813
HEALTH CARE – SERVICES — 1.38%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,765	2,761,839
1.70%, 06/07/18	15,675	15,771,584
1.90%, 06/07/19	22,035	22,228,321
Anthem Inc.
1.88%, 01/15/18	19,150	19,261,230

Security	Principal (000s)	Value
2.25%, 08/15/19	$5,000	$5,078,291
2.30%, 07/15/18[a]	744	754,314
7.00%, 02/15/19	8,000	8,993,893
Humana Inc.
2.63%, 10/01/19	4,877	4,981,719
6.30%, 08/01/18[a]	5,800	6,295,698
Laboratory Corp. of America Holdings
2.50%, 11/01/18[a]	1,083	1,100,286
2.63%, 02/01/20	1,305	1,330,459
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	2,000	2,050,101
UnitedHealth Group Inc.
1.40%, 10/15/17	950	952,685
1.40%, 12/15/17	6,600	6,621,397
1.63%, 03/15/19[a]	10,000	10,054,821
1.70%, 02/15/19	8,040	8,097,155
1.90%, 07/16/18[a]	21,670	21,911,755
6.00%, 02/15/18	15,209	16,248,725

		154,494,273
HOLDING COMPANIES – DIVERSIFIED — 0.09%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	10,100	10,082,741

		10,082,741
HOME FURNISHINGS — 0.06%
Whirlpool Corp.
1.65%, 11/01/17	2,105	2,109,705
2.40%, 03/01/19	5,000	5,105,758

		7,215,463
HOUSEHOLD PRODUCTS & WARES — 0.23%
Clorox Co. (The)
5.95%, 10/15/17	7,890	8,293,144
Kimberly-Clark Corp.
1.40%, 02/15/19[a]	9,695	9,764,232
1.90%, 05/22/19	5,940	6,050,402
7.50%, 11/01/18	1,800	2,039,050

		26,146,828
HOUSEWARES — 0.20%
Newell Brands Inc.
2.05%, 12/01/17[a]	1,680	1,689,396
2.15%, 10/15/18	3,430	3,460,184

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.60%, 03/29/19[a]	$13,395	$13,713,277
6.25%, 04/15/18	2,925	3,134,766

		21,997,623
INSURANCE — 1.51%
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	14,973	15,235,636
3.30%, 03/01/21 (Call 02/01/21)[a]	665	697,616
5.85%, 01/16/18	7,100	7,509,055
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	5,130	5,143,325
1.30%, 08/15/19	3,680	3,682,722
1.45%, 03/07/18	8,325	8,365,505
1.70%, 03/15/19	20,750	21,006,361
2.00%, 08/15/18	5,000	5,080,429
5.40%, 05/15/18[a]	17,721	18,984,224
Berkshire Hathaway Inc.
1.55%, 02/09/18[a]	8,035	8,084,677
Chubb Corp. (The)
5.75%, 05/15/18	841	903,231
Chubb INA Holdings Inc.
5.80%, 03/15/18	1,000	1,067,613
Lincoln National Corp.
8.75%, 07/01/19	2,500	2,935,627
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)[a]	3,785	3,843,756
MetLife Inc.
1.76%, 12/15/17	1,550	1,557,172
7.72%, 02/15/19	10,000	11,505,207
Series A
6.82%, 08/15/18	14,674	16,188,277
Prudential Financial Inc.
2.30%, 08/15/18	5,525	5,618,908
Series D
6.00%, 12/01/17	2,157	2,275,436
Travelers Companies Inc. (The)
3.90%, 11/01/20[a]	3,480	3,782,137
5.75%, 12/15/17	10,225	10,798,308
Voya Financial Inc.
2.90%, 02/15/18	9,836	10,012,705

Security	Principal (000s)	Value
XLIT Ltd.
2.30%, 12/15/18	$5,000	$5,050,638

		169,328,565
INTERNET — 0.70%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	10,675	10,678,769
Amazon.com Inc.
1.20%, 11/29/17[a]	11,570	11,599,147
Baidu Inc.
2.25%, 11/28/17	5,500	5,544,021
2.75%, 06/09/19	15,000	15,323,894
3.25%, 08/06/18	10,000	10,245,902
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	20,000	20,273,047
2.50%, 03/09/18[a]	5,020	5,094,082

		78,758,862
IRON & STEEL — 0.02%
Nucor Corp.
5.75%, 12/01/17	2,560	2,681,240

		2,681,240
LEISURE TIME — 0.00%
Carnival Corp.
1.88%, 12/15/17	175	175,955

		175,955
LODGING — 0.13%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	7,056	7,264,964
Starwood Hotels & Resorts Worldwide Inc.
6.75%, 05/15/18	5,000	5,422,925
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	2,370	2,386,639

		15,074,528
MACHINERY — 1.40%
Caterpillar Financial Services Corp.
1.30%, 03/01/18	750	751,941
1.35%, 05/18/19	11,300	11,298,627
1.50%, 02/23/18	7,600	7,644,934

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.70%, 06/16/18	$8,750	$8,831,077
1.80%, 11/13/18[a]	7,675	7,767,021
2.10%, 06/09/19[a]	5,750	5,858,331
2.25%, 12/01/19	5,500	5,638,364
5.45%, 04/15/18	1,500	1,600,447
7.05%, 10/01/18	5,000	5,580,660
7.15%, 02/15/19	2,835	3,223,091
Series G
1.25%, 11/06/17[a]	1,250	1,252,987
2.45%, 09/06/18[a]	15,000	15,358,216
Caterpillar Inc.
7.90%, 12/15/18[a]	2,049	2,345,634
John Deere Capital Corp.
1.20%, 10/10/17[a]	1,950	1,952,233
1.35%, 01/16/18	12,195	12,232,206
1.55%, 12/15/17	14,625	14,722,898
1.60%, 07/13/18[a]	9,105	9,177,798
1.75%, 08/10/18	625	631,630
1.95%, 12/13/18	11,200	11,376,999
1.95%, 01/08/19	8,675	8,810,372
1.95%, 03/04/19[a]	5,260	5,340,923
2.25%, 04/17/19[a]	1,000	1,022,516
Roper Technologies Inc.
2.05%, 10/01/18	8,870	8,961,345
6.25%, 09/01/19	5,000	5,607,325

		156,987,575
MANUFACTURING — 0.83%
3M Co.
1.38%, 08/07/18[a]	11,775	11,844,528
1.63%, 06/15/19	5,115	5,178,031
Crane Co.
2.75%, 12/15/18	200	202,101
Dover Corp.
5.45%, 03/15/18	2,450	2,594,902
Eaton Corp.
1.50%, 11/02/17	18,075	18,090,453
General Electric Co.
5.25%, 12/06/17	12,174	12,806,892
6.00%, 08/07/19	7,666	8,715,218
Illinois Tool Works Inc.
6.25%, 04/01/19	2,061	2,313,469

Security	Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	$8,638	$8,878,120
6.88%, 08/15/18	4,267	4,694,644
Pentair Finance SA
1.88%, 09/15/17	4,770	4,766,542
2.90%, 09/15/18	7,500	7,567,347
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	5,000	5,051,645
6.55%, 10/01/17	200	210,820

		92,914,712
MEDIA — 1.29%
21st Century Fox America Inc.
7.25%, 05/18/18	9,370	10,270,316
Comcast Corp.
5.70%, 05/15/18[a]	9,177	9,884,019
5.88%, 02/15/18	14,903	15,926,425
6.30%, 11/15/17	13,087	13,900,236
Historic TW Inc.
6.88%, 06/15/18[a]	5,050	5,532,335
Thomson Reuters Corp.
1.65%, 09/29/17	3,730	3,738,116
4.70%, 10/15/19	2,450	2,656,613
6.50%, 07/15/18	2,575	2,802,972
Time Warner Cable Inc.
6.75%, 07/01/18[a]	13,375	14,577,125
8.25%, 04/01/19	11,850	13,703,911
8.75%, 02/14/19	5,800	6,734,814
Viacom Inc.
2.20%, 04/01/19[a]	50	50,182
2.50%, 09/01/18	5,000	5,054,127
6.13%, 10/05/17	550	575,374
Walt Disney Co. (The)
0.88%, 07/12/19[a]	1,890	1,872,523
1.10%, 12/01/17	16,330	16,361,224
1.50%, 09/17/18	5,850	5,900,073
1.65%, 01/08/19	9,888	10,001,382
1.85%, 05/30/19[a]	5,000	5,086,942
Series B
5.88%, 12/15/17	250	265,413

		144,894,122

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.13%
Precision Castparts Corp.
1.25%, 01/15/18	$9,690	$9,712,940
2.25%, 06/15/20 (Call 05/15/20)[a]	5,000	5,119,942

		14,832,882
MINING — 0.06%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19[a]	1,500	1,687,109
Rio Tinto Finance USA Ltd.
9.00%, 05/01/19	3,680	4,382,193
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	250	254,071

		6,323,373
MULTI-NATIONAL — 0.07%
FMS Wertmanagement AoeR
1.00%, 08/16/19	8,220	8,183,979

		8,183,979
OFFICE & BUSINESS EQUIPMENT — 0.15%
Xerox Corp.
5.63%, 12/15/19	5,000	5,407,182
6.35%, 05/15/18	10,182	10,843,831

		16,251,013
OIL & GAS — 5.00%
Anadarko Petroleum Corp.
6.95%, 06/15/19	5,000	5,544,944
8.70%, 03/15/19	6,825	7,803,705
Apache Corp.
6.90%, 09/15/18	700	764,439
BP Capital Markets PLC
1.38%, 11/06/17	11,250	11,260,387
1.38%, 05/10/18[a]	9,615	9,627,697
1.67%, 02/13/18	10,225	10,287,742
1.68%, 05/03/19[a]	2,250	2,265,960
2.24%, 09/26/18[a]	5,151	5,244,806
2.24%, 05/10/19[a]	6,475	6,608,230
British Transco Finance Inc.
6.63%, 06/01/18	7,450	8,060,121
Canadian Natural Resources Ltd.
1.75%, 01/15/18	1,965	1,953,212
5.90%, 02/01/18	9,479	9,959,158

Security	Principal (000s)	Value
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$1,050	$1,049,452
1.34%, 11/09/17[a]	10,975	11,007,079
1.35%, 11/15/17[a]	30,410	30,536,923
1.37%, 03/02/18	17,867	17,925,262
1.56%, 05/16/19[a]	25,304	25,442,424
1.72%, 06/24/18 (Call 05/24/18)	19,500	19,673,946
1.79%, 11/16/18[a]	11,000	11,129,991
ConocoPhillips
5.75%, 02/01/19	16,629	18,132,117
6.65%, 07/15/18	7,990	8,700,757
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	8,215	8,142,447
1.50%, 05/15/18	7,950	7,930,564
2.20%, 05/15/20 (Call 04/15/20)[a]	5,000	5,029,370
Encana Corp.
6.50%, 05/15/19	6,380	6,834,717
EOG Resources Inc.
5.63%, 06/01/19	6,400	7,043,881
5.88%, 09/15/17	2,470	2,585,019
6.88%, 10/01/18	4,845	5,351,190
EQT Corp.
8.13%, 06/01/19	500	573,483
Exxon Mobil Corp.
1.31%, 03/06/18	15,300	15,336,513
1.44%, 03/01/18	10,500	10,545,700
1.71%, 03/01/19	25,000	25,247,410
1.82%, 03/15/19 (Call 02/15/19)[a]	16,325	16,527,415
Hess Corp.
8.13%, 02/15/19	9,200	10,399,681
Marathon Oil Corp.
5.90%, 03/15/18	7,584	7,917,564
6.00%, 10/01/17	4,510	4,667,945
Marathon Petroleum Corp.
2.70%, 12/14/18[a]	5,000	5,106,431
Nabors Industries Inc.
6.15%, 02/15/18	8,500	8,755,000
Noble Energy Inc.
8.25%, 03/01/19	2,791	3,182,019

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	$6,155	$6,172,072
Petroleos Mexicanos
3.13%, 01/23/19	750	759,360
3.50%, 07/18/18	11,090	11,351,573
5.50%, 02/04/19[d]	150	160,067
5.75%, 03/01/18	16,400	17,266,488
8.00%, 05/03/19	500	565,712
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	525	541,328
6.88%, 05/01/18	1,500	1,614,196
Shell International Finance BV
1.25%, 11/10/17	10,475	10,494,065
1.38%, 05/10/19	21,400	21,411,515
1.63%, 11/10/18	16,145	16,259,485
1.90%, 08/10/18[a]	8,097	8,198,327
2.00%, 11/15/18	12,473	12,663,359
Statoil ASA
1.15%, 05/15/18	1,505	1,500,048
1.20%, 01/17/18	10,000	9,986,964
1.25%, 11/09/17	6,825	6,831,759
1.95%, 11/08/18[a]	8,905	9,007,032
5.25%, 04/15/19	1,500	1,641,871
Suncor Energy Inc.
6.10%, 06/01/18[a]	6,950	7,462,893
Total Capital Canada Ltd.
1.45%, 01/15/18	8,748	8,787,704
Total Capital International SA
2.10%, 06/19/19[a]	5,000	5,102,053
2.13%, 01/10/19[a]	7,173	7,309,221
Total Capital SA
2.13%, 08/10/18[a]	12,037	12,246,409
Valero Energy Corp.
6.13%, 02/01/20	1,961	2,221,210
9.38%, 03/15/19	5,000	5,907,742

		559,617,154
OIL & GAS SERVICES — 0.11%
Baker Hughes Inc.
7.50%, 11/15/18	2,951	3,306,480
FMC Technologies Inc.
2.00%, 10/01/17	70	69,444

Security	Principal (000s)	Value
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[a]	$400	$401,829
5.90%, 09/15/18[a]	4,699	5,083,394
National Oilwell Varco Inc.
1.35%, 12/01/17	3,950	3,910,500

		12,771,647
PHARMACEUTICALS — 4.79%
AbbVie Inc.
1.75%, 11/06/17	41,151	41,320,929
1.80%, 05/14/18[a]	36,382	36,573,392
2.00%, 11/06/18[a]	3,825	3,858,814
Actavis Funding SCS
2.35%, 03/12/18[a]	26,740	27,064,086
3.00%, 03/12/20 (Call 02/12/20)	1,100	1,135,699
Actavis Inc.
1.88%, 10/01/17	16,485	16,525,369
Allergan Inc./U.S.
1.35%, 03/15/18	5,100	5,077,181
AstraZeneca PLC
1.75%, 11/16/18[a]	15,625	15,779,004
5.90%, 09/15/17	3,654	3,828,986
Baxalta Inc.
2.00%, 06/22/18	1,400	1,401,333
Bristol-Myers Squibb Co.
1.75%, 03/01/19[a]	10,000	10,133,979
Cardinal Health Inc.
1.95%, 06/15/18	8,195	8,260,431
2.40%, 11/15/19	8,890	9,068,040
Eli Lilly & Co.
1.25%, 03/01/18	7,145	7,161,378
1.95%, 03/15/19	8,315	8,438,178
Express Scripts Holding Co.
2.25%, 06/15/19	12,000	12,177,457
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	37,625	40,412,242
Johnson & Johnson
1.13%, 11/21/17[a]	5,325	5,337,864
1.13%, 03/01/19	15,030	15,037,628
1.65%, 12/05/18[a]	5,000	5,067,340
5.15%, 07/15/18	12,700	13,663,790

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
McKesson Corp.
1.40%, 03/15/18	$7,668	$7,668,509
2.28%, 03/15/19	15,000	15,271,377
Medco Health Solutions Inc.
7.13%, 03/15/18	12,907	13,977,220
Merck & Co. Inc.
1.10%, 01/31/18[a]	2,750	2,752,092
1.30%, 05/18/18[a]	20,368	20,438,441
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	4,471	4,922,057
Mylan Inc.
2.60%, 06/24/18	5,000	5,066,922
Mylan NV
2.50%, 06/07/19[d]	10,000	10,127,200
3.00%, 12/15/18[a,d]	5,000	5,117,387
3.75%, 12/15/20 (Call 11/15/20)[d]	2,253	2,357,315
Novartis Securities Investment Ltd.
5.13%, 02/10/19	17,675	19,314,903
Perrigo Co. PLC
2.30%, 11/08/18[a]	567	568,853
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)[a]	880	906,355
Pfizer Inc.
1.20%, 06/01/18	20,000	20,018,747
1.45%, 06/03/19[a]	35,000	35,184,688
1.50%, 06/15/18[a]	10,000	10,053,679
2.10%, 05/15/19[a]	500	511,209
4.65%, 03/01/18	200	210,548
6.20%, 03/15/19	18,600	20,816,980
Pharmacia LLC
6.50%, 12/01/18	2,370	2,645,401
Sanofi
1.25%, 04/10/18[a]	17,834	17,863,560
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	10,000	9,997,083
1.70%, 07/19/19[a]	13,159	13,183,154
Zoetis Inc.
1.88%, 02/01/18	9,785	9,802,598

		536,099,398

Security	Principal (000s)	Value
PIPELINES — 1.49%
CenterPoint Energy Resources Corp.
6.13%, 11/01/17	$6,325	$6,624,513
Columbia Pipeline Group Inc.
2.45%, 06/01/18	4,562	4,589,573
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	1,800	1,746,900
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	1,075	1,117,081
9.88%, 03/01/19	2,150	2,506,051
Energy Transfer Partners LP
2.50%, 06/15/18[a]	10,520	10,548,124
6.70%, 07/01/18	2,596	2,790,295
9.70%, 03/15/19	4,556	5,259,922
Enterprise Products Operating LLC
1.65%, 05/07/18	5,260	5,264,702
2.55%, 10/15/19 (Call 09/15/19)	6,775	6,913,615
5.20%, 09/01/20	5,716	6,373,634
6.50%, 01/31/19	6,347	7,055,729
6.65%, 04/15/18	4,594	4,960,424
Series L
6.30%, 09/15/17	3,381	3,544,207
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	3,000	3,031,265
5.95%, 02/15/18	9,750	10,285,877
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	2,900	2,885,915
7.25%, 06/01/18	3,015	3,269,767
Magellan Midstream Partners LP
6.55%, 07/15/19	5,000	5,623,680
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,975	1,970,874
3.20%, 09/15/18 (Call 08/15/18)[a]	4,271	4,340,385
8.63%, 03/01/19	5,918	6,745,928

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	$20	$20,566
7.00%, 06/15/18	5,000	5,309,899
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,275	2,285,133
6.50%, 05/01/18	6,310	6,735,774
8.75%, 05/01/19	4,518	5,209,582
Spectra Energy Capital LLC
6.20%, 04/15/18	1,005	1,063,795
TransCanada PipeLines Ltd.
1.63%, 11/09/17	9,915	9,912,538
1.88%, 01/12/18	11,695	11,723,092
3.13%, 01/15/19	4,540	4,667,877
6.50%, 08/15/18	10,543	11,481,155
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	1,110	1,110,095

		166,967,967
REAL ESTATE INVESTMENT TRUSTS — 0.65%
American Tower Corp.
3.40%, 02/15/19[a]	1,000	1,040,603
4.50%, 01/15/18[a]	8,248	8,579,771
Boston Properties LP
3.70%, 11/15/18 (Call 08/17/18)	8,176	8,514,981
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)[a]	420	436,760
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	830	829,579
DDR Corp.
4.75%, 04/15/18 (Call 02/14/18)[a]	600	621,625
7.88%, 09/01/20	4,825	5,749,411
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)[a]	14,989	15,541,221
6.70%, 01/30/18	750	801,111

Security	Principal (000s)	Value
Kimco Realty Corp.
6.88%, 10/01/19[a]	$4,014	$4,608,642
Liberty Property LP
6.63%, 10/01/17	560	588,876
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	1,400	1,433,897
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[a]	100	100,399
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)[a]	3,000	3,011,900
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	4,700	4,735,147
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	5,250	5,260,954
4.00%, 04/30/19 (Call 01/30/19)	50	52,340
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	6,523	6,836,870
4.70%, 09/15/17	4,125	4,256,397

		73,000,484
RETAIL — 2.28%
AutoNation Inc.
5.50%, 02/01/20	1,900	2,080,233
6.75%, 04/15/18	6,600	7,076,264
AutoZone Inc.
1.63%, 04/21/19	510	510,925
7.13%, 08/01/18	5,000	5,499,742
Best Buy Co. Inc.
5.00%, 08/01/18	3,800	4,018,500
Brinker International Inc.
2.60%, 05/15/18	5,200	5,230,585
Costco Wholesale Corp.
1.13%, 12/15/17	9,915	9,944,063
1.75%, 02/15/20	2,815	2,847,087
CVS Health Corp.
1.90%, 07/20/18	21,188	21,453,543

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.25%, 12/05/18 (Call 11/05/18)[a]	$15,775	$16,114,345
2.25%, 08/12/19 (Call 07/12/19)[a]	27,964	28,657,316
Dollar General Corp.
1.88%, 04/15/18[a]	6,500	6,534,137
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	1,200	1,226,305
2.25%, 09/10/18 (Call 08/10/18)	9,951	10,182,748
Lowe’s Companies Inc.
1.15%, 04/15/19	1,525	1,521,686
McDonald’s Corp.
1.88%, 05/29/19[a]	1,000	1,012,619
2.10%, 12/07/18	12,400	12,622,016
2.20%, 05/26/20 (Call 04/26/20)	5,000	5,105,862
5.00%, 02/01/19[a]	4,500	4,877,486
5.35%, 03/01/18[a]	4,700	4,982,179
5.80%, 10/15/17	5,870	6,166,922
Nordstrom Inc.
6.25%, 01/15/18	10,000	10,607,896
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	5	5,029
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	4,250	4,332,489
Target Corp.
2.30%, 06/26/19[a]	16,604	17,083,336
6.00%, 01/15/18	8,118	8,652,898
Wal-Mart Stores Inc.
1.13%, 04/11/18	20,890	20,933,080
1.95%, 12/15/18[a]	10,100	10,301,409
4.13%, 02/01/19[a]	745	798,328
5.80%, 02/15/18	3,700	3,956,787
Walgreen Co.
5.25%, 01/15/19[a]	2,402	2,594,461
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	10,268	10,316,420
1.75%, 05/30/18	7,870	7,917,933

		255,164,629

Security	Principal (000s)	Value
SAVINGS & LOANS — 0.13%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	$14,600	$14,926,404

		14,926,404
SEMICONDUCTORS — 0.66%
Altera Corp.
2.50%, 11/15/18	10,750	11,054,254
Intel Corp.
1.35%, 12/15/17	37,385	37,578,123
KLA-Tencor Corp.
2.38%, 11/01/17	2,355	2,370,659
QUALCOMM Inc.
1.40%, 05/18/18	10,895	10,952,978
Texas Instruments Inc.
1.00%, 05/01/18	650	647,907
1.65%, 08/03/19	11,379	11,475,024

		74,078,945
SOFTWARE — 1.28%
Autodesk Inc.
1.95%, 12/15/17[a]	200	200,136
3.13%, 06/15/20 (Call 05/15/20)	1,370	1,408,398
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17	4,825	4,893,271
Fidelity National Information Services Inc.
2.85%, 10/15/18	9,150	9,369,185
Microsoft Corp.
0.88%, 11/15/17	8,300	8,304,900
1.10%, 08/08/19[a]	20,000	19,957,162
1.30%, 11/03/18	17,134	17,219,980
1.63%, 12/06/18[a]	11,650	11,795,352
4.20%, 06/01/19	6,750	7,297,147
Oracle Corp.
1.20%, 10/15/17	18,522	18,574,446
2.38%, 01/15/19[a]	10,860	11,151,214
5.75%, 04/15/18	31,100	33,410,287

		143,581,478
TELECOMMUNICATIONS — 3.23%
AT&T Inc.
1.40%, 12/01/17[a]	14,710	14,701,645
1.75%, 01/15/18	15,964	16,018,880

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.30%, 03/11/19	$12,000	$12,241,918
2.38%, 11/27/18	19,457	19,858,133
5.50%, 02/01/18[a]	35,772	37,782,488
5.60%, 05/15/18	5,716	6,123,552
5.80%, 02/15/19	33,625	37,042,556
British Telecommunications PLC
2.35%, 02/14/19	10,750	10,975,900
5.95%, 01/15/18	10,339	10,969,311
Cisco Systems Inc.
1.40%, 02/28/18	15,000	15,080,716
1.60%, 02/28/19[a]	14,650	14,799,062
1.65%, 06/15/18	13,755	13,897,011
2.13%, 03/01/19[a]	15,697	16,063,570
4.95%, 02/15/19	20,100	21,895,697
Corning Inc.
1.45%, 11/15/17	625	623,543
Deutsche Telekom International Finance BV
6.75%, 08/20/18	2,582	2,851,768
Harris Corp.
2.00%, 04/27/18	1,620	1,627,978
Juniper Networks Inc.
3.13%, 02/26/19	5,000	5,104,663
Qwest Corp.
6.50%, 06/01/17	5	5,163
Rogers Communications Inc.
6.80%, 08/15/18	12,490	13,711,095
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	13,000	13,337,597
5.88%, 07/15/19	750	833,989
Verizon Communications Inc.
1.10%, 11/01/17[a]	1,000	999,471
1.38%, 08/15/19	3,900	3,894,426
3.65%, 09/14/18	40,372	42,225,969
5.50%, 02/15/18[a]	100	105,893
6.10%, 04/15/18	4,750	5,107,111
Vodafone Group PLC
1.25%, 09/26/17	3,000	2,995,375
1.50%, 02/19/18	15,107	15,097,042
5.45%, 06/10/19[a]	5,000	5,502,502

		361,474,024
TOYS, GAMES & HOBBIES — 0.10%
Hasbro Inc.
6.30%, 09/15/17	1,000	1,049,869

Security	Principal (000s)	Value
Mattel Inc.
2.35%, 05/06/19	$10,000	$10,142,034

		11,191,903
TRANSPORTATION — 0.76%
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	6,200	6,824,268
5.75%, 03/15/18[a]	9,675	10,347,945
Canadian National Railway Co.
5.55%, 05/15/18	3,877	4,155,635
5.55%, 03/01/19	500	550,097
5.85%, 11/15/17	2,285	2,411,873
CSX Corp.
6.25%, 03/15/18	8,206	8,801,209
FedEx Corp.
8.00%, 01/15/19	7,400	8,493,341
Norfolk Southern Corp.
5.75%, 04/01/18[a]	8,285	8,857,368
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	2,485	2,517,713
2.50%, 03/01/18 (Call 02/01/18)	3,900	3,951,990
2.55%, 06/01/19 (Call 05/01/19)	1,000	1,015,396
2.65%, 03/02/20 (Call 02/02/20)	1,200	1,215,692
Union Pacific Corp.
2.25%, 02/15/19	850	868,945
5.70%, 08/15/18	2,746	2,981,571
United Parcel Service Inc.
1.13%, 10/01/17	680	681,311
5.13%, 04/01/19	12,621	13,841,879
5.50%, 01/15/18[a]	1,645	1,744,553
United Parcel Service of America Inc.
8.38%, 04/01/20	5,000	6,172,907

		85,433,693
TRUCKING & LEASING — 0.10%
GATX Corp.
2.38%, 07/30/18	5,000	5,016,685
2.50%, 03/15/19	5,825	5,838,609

		10,855,294

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
WATER — 0.05%
American Water Capital Corp.
6.09%, 10/15/17	$4,825	$5,059,334

		5,059,334

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,263,862,083)		9,314,334,628

FOREIGN GOVERNMENT OBLIGATIONS[e] — 15.89%

CANADA — 2.35%
Canada Government International Bond
1.13%, 03/19/18	37,950	38,093,565
1.63%, 02/27/19[a]	36,650	37,247,597
Export Development Canada
1.00%, 06/15/18[a]	15,000	15,018,009
1.00%, 11/01/18[a]	6,050	6,054,945
1.25%, 12/10/18[a]	4,500	4,531,037
1.25%, 02/04/19[a]	10,545	10,607,185
1.75%, 08/19/19	5,000	5,095,368
Province of Manitoba Canada
1.75%, 05/30/19[a]	5,000	5,074,138
Province of Ontario Canada
1.10%, 10/25/17	18,000	18,034,157
1.20%, 02/14/18[a]	16,090	16,141,239
1.25%, 06/17/19[a]	5,700	5,693,493
1.63%, 01/18/19	35,000	35,336,276
2.00%, 09/27/18[a]	15,000	15,273,511
2.00%, 01/30/19[a]	25,000	25,464,632
3.00%, 07/16/18[a]	15,000	15,520,242
3.15%, 12/15/17[a]	9,098	9,349,632
Province of Quebec Canada
4.63%, 05/14/18[a]	1,000	1,060,432

		263,595,458
COLOMBIA — 0.15%
Colombia Government International Bond
7.38%, 03/18/19	15,000	17,010,631

		17,010,631
GERMANY — 0.41%
FMS Wertmanagement AoeR
1.00%, 11/21/17	400	400,304

Security	Principal (000s)	Value
1.25%, 07/30/18	$19,850	$19,944,434
1.63%, 11/20/18	25,250	25,573,076

		45,917,814
ISRAEL — 0.15%
Israel Government International Bond
5.13%, 03/26/19	15,000	16,481,250

		16,481,250
JAPAN — 0.74%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	15,200	15,077,675
1.75%, 07/31/18[a]	25,800	26,001,805
1.75%, 11/13/18[a]	31,800	32,044,424
Japan Finance Corp.
2.13%, 02/07/19	10,000	10,184,600

		83,308,504
MEXICO — 0.10%
Mexico Government International Bond
5.95%, 03/19/19	10,000	11,150,648

		11,150,648
PHILIPPINES — 0.11%
Philippine Government International Bond
8.38%, 06/17/19	10,000	11,900,001

		11,900,001
SOUTH AFRICA — 0.10%
South Africa Government International Bond
6.88%, 05/27/19[a]	10,000	11,150,000

		11,150,000
SOUTH KOREA — 0.31%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	5,014,989
1.75%, 05/26/19	10,000	10,043,789
2.88%, 09/17/18[a]	8,240	8,451,203
Korea International Bond
7.13%, 04/16/19	10,000	11,485,510

		34,995,491

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
SUPRANATIONAL — 10.72%
African Development Bank
0.75%, 11/03/17	$23,050	$23,011,138
0.88%, 03/15/18	12,400	12,389,601
1.00%, 05/15/19[a]	15,767	15,728,681
1.13%, 03/04/19	13,485	13,497,658
1.38%, 12/17/18	10,000	10,080,578
Asian Development Bank
0.88%, 04/26/18[a]	12,000	11,988,978
1.13%, 06/05/18	35,000	35,104,902
1.38%, 01/15/19[a]	51,850	52,251,314
1.50%, 09/28/18	10,000	10,105,524
1.75%, 09/11/18[a]	20,000	20,311,778
1.75%, 03/21/19	10,000	10,174,651
1.88%, 04/12/19[a]	10,000	10,209,265
Corp. Andina de Fomento
1.50%, 08/08/17	9,750	9,779,588
2.00%, 05/10/19	10,000	10,110,462
Council of Europe Development Bank
1.00%, 03/07/18	15,000	15,006,378
1.13%, 05/31/18	15,000	15,035,585
European Bank for Reconstruction & Development
0.75%, 09/01/17	550	549,507
0.88%, 07/22/19	40,000	39,738,052
1.00%, 09/17/18	15,400	15,402,621
1.63%, 11/15/18[a]	20,750	21,022,892
1.75%, 06/14/19	10,000	10,172,328
European Investment Bank
1.00%, 12/15/17	10,500	10,509,732
1.00%, 03/15/18	26,350	26,363,325
1.00%, 06/15/18	13,200	13,204,252
1.13%, 08/15/18	75,000	75,170,393
1.25%, 05/15/18	66,000	66,290,829
1.25%, 05/15/19	30,000	30,101,610
1.63%, 12/18/18	41,150	41,694,871
1.75%, 06/17/19[a]	35,000	35,595,280
1.88%, 03/15/19[a]	50,400	51,355,130
Inter-American Development Bank
1.00%, 05/13/19[a]	26,750	26,706,245
1.13%, 08/28/18[a]	26,200	26,287,922
1.25%, 01/16/18[a]	26,100	26,224,586
1.50%, 09/25/18	17,000	17,180,411

Security	Principal or Shares (000s)	Value
2.38%, 08/15/17[a]	$19	$19,264
4.25%, 09/10/18	12,100	12,890,662
International Bank for Reconstruction & Development
0.88%, 07/19/18[a]	17,250	17,227,490
0.88%, 08/15/19	25,000	24,843,523
1.00%, 11/15/17[a]	29,600	29,634,410
1.00%, 06/15/18	25,400	25,426,030
1.00%, 10/05/18[a]	50,800	50,834,910
1.25%, 07/26/19	25,000	25,126,360
1.38%, 04/10/18[a]	32,000	32,229,610
1.88%, 03/15/19[a]	50,000	51,030,500
International Finance Corp.
0.88%, 06/15/18	30,000	29,967,534
1.25%, 07/16/18[a]	30,000	30,170,274
1.25%, 11/27/18	15,100	15,182,328
1.75%, 09/04/18	11,000	11,169,841
Nordic Investment Bank
1.13%, 03/19/18	24,000	24,072,482
1.13%, 02/25/19	11,135	11,156,178

		1,199,337,463
SWEDEN — 0.41%
Svensk Exportkredit AB
1.13%, 04/05/18	12,500	12,511,410
1.13%, 08/28/19	15,000	14,954,250
1.25%, 04/12/19	18,100	18,122,237

		45,587,897
TURKEY — 0.34%
Turkey Government International Bond
6.75%, 04/03/18	25,100	26,668,750
7.00%, 03/11/19[a]	10,000	10,912,499

		37,581,249

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,773,846,708)		1,778,016,406

SHORT-TERM INVESTMENTS — 5.41%

MONEY MARKET FUNDS — 5.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.65%[f,g,h]	568,249	568,248,713

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2016

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[f,g]	37,099	$37,098,906

		605,347,619

TOTAL SHORT-TERM INVESTMENTS
(Cost: $605,347,619)		605,347,619

TOTAL INVESTMENTS IN SECURITIES — 104.52%
(Cost: $11,643,056,410)[i]		11,697,698,653
Other Assets, Less Liabilities — (4.52)%		(505,776,670)

NET ASSETS — 100.00%		$11,191,921,983

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Affiliated issuer. See Schedule 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $11,643,074,455. Net unrealized appreciation was $54,624,198, of which $58,502,361 represented gross unrealized appreciation on securities and $3,878,163 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended August 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$5,250	$250	$—	$5,500	$5,515,535	$40,732	$—
1.60%, 06/01/18	15,000	2,000	—	17,000	17,087,973	143,191	—
1.80%, 11/05/18	21,600	—	—	21,600	21,802,276	191,074	—
1.85%, 07/20/18	10,000	2,000	—	12,000	12,113,884	91,996	—
1.95%, 03/04/19	—	8,500	—	8,500	8,599,838	81,561	—
2.20%, 01/28/19	10,000	350	—	10,350	10,537,933	97,521	—

					$75,657,439	$646,075	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$9,314,334,628	$—	$9,314,334,628
Foreign government obligations	—	1,778,016,406	—	1,778,016,406
Money market funds	605,347,619	—	—	605,347,619

Total	$605,347,619	$11,092,351,034	$—	$11,697,698,653

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.75%

ADVERTISING — 0.16%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$262	$273,156
4.00%, 03/15/22	100	105,691
Omnicom Group Inc.
3.63%, 05/01/22	402	427,919
4.45%, 08/15/20	200	218,698
WPP Finance 2010
3.75%, 09/19/24	100	106,812
4.75%, 11/21/21	75	83,870
5.63%, 11/15/43	200	240,151

		1,456,297
AEROSPACE & DEFENSE — 1.11%
Boeing Capital Corp.
4.70%, 10/27/19	10	11,014
Boeing Co. (The)
0.95%, 05/15/18	200	199,677
2.35%, 10/30/21	120	123,654
2.85%, 10/30/24 (Call 07/30/24)	85	89,442
3.30%, 03/01/35 (Call 09/01/34)	80	82,333
4.88%, 02/15/20	200	222,641
5.88%, 02/15/40	154	212,871
6.88%, 03/15/39	62	93,827
7.95%, 08/15/24	250	348,641
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	100,875
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	350	359,240
3.88%, 07/15/21 (Call 04/15/21)	176	193,930
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	42	44,895
4.75%, 07/15/20	250	273,039
5.20%, 10/15/19	227	249,205
Lockheed Martin Corp.
1.85%, 11/23/18[a]	300	303,639
2.90%, 03/01/25 (Call 12/01/24)	550	570,109
3.10%, 01/15/23 (Call 11/15/22)[a]	200	210,992
3.35%, 09/15/21[a]	204	217,837
3.55%, 01/15/26 (Call 10/15/25)	45	48,875
3.80%, 03/01/45 (Call 09/01/44)	232	241,918
4.07%, 12/15/42	254	275,640

Security	Principal (000s)	Value
4.25%, 11/15/19	$60	$65,195
4.50%, 05/15/36 (Call 11/15/35)	250	287,484
4.70%, 05/15/46 (Call 11/15/45)	275	330,071
Series B
6.15%, 09/01/36	150	202,189
Northrop Grumman Corp.
3.50%, 03/15/21	232	247,226
3.85%, 04/15/45 (Call 10/15/44)[a]	200	212,545
4.75%, 06/01/43	250	301,155
5.05%, 08/01/19	200	218,958
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	136,645
3.13%, 10/15/20	204	216,522
4.20%, 12/15/44 (Call 06/15/44)[a]	180	210,124
4.88%, 10/15/40	130	162,184
6.40%, 12/15/18	150	167,101
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	52,508
4.80%, 12/15/43 (Call 06/15/43)	100	121,535
5.25%, 07/15/19	100	110,192
United Technologies Corp.
1.78%, 05/04/18[b]	250	251,910
3.10%, 06/01/22	211	226,146
4.15%, 05/15/45 (Call 11/16/44)	106	120,186
4.50%, 04/15/20[a]	114	126,009
4.50%, 06/01/42	650	768,571
5.40%, 05/01/35	50	63,115
5.70%, 04/15/40	200	269,237
6.05%, 06/01/36	285	385,634
6.13%, 02/01/19	157	174,866
6.70%, 08/01/28	150	205,822

		10,107,424
AGRICULTURE — 1.05%
Altria Group Inc.
4.00%, 01/31/24[a]	300	336,774
4.75%, 05/05/21	950	1,079,244
5.38%, 01/31/44	450	585,845
9.25%, 08/06/19	248	302,864
10.20%, 02/06/39	193	359,838
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	500	503,489
4.02%, 04/16/43	300	326,791
5.45%, 03/15/18	57	60,641

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Bunge Ltd. Finance Corp.
8.50%, 06/15/19[a]	$300	$350,799
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[a]	261	277,834
Philip Morris International Inc.
2.50%, 08/22/22[a]	192	197,591
2.90%, 11/15/21[a]	377	397,305
3.25%, 11/10/24	550	588,843
4.13%, 05/17/21	100	110,881
4.13%, 03/04/43	212	232,149
4.25%, 11/10/44	200	224,129
5.65%, 05/16/18	400	430,104
6.38%, 05/16/38	450	632,081
Reynolds American Inc.
2.30%, 06/12/18	250	253,739
3.25%, 06/12/20	701	737,167
4.45%, 06/12/25 (Call 03/12/25)	80	89,768
5.85%, 08/15/45 (Call 02/15/45)	525	682,957
6.88%, 05/01/20	500	586,117
7.25%, 06/15/37	114	157,419

		9,504,369
AIRLINES — 0.26%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	30	32,072
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	799	869,036
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	115	117,977
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	208	237,312
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	222	237,948
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	53	56,249
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	220	233,943

Security	Principal (000s)	Value
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	$175	$179,235
2.75%, 11/06/19 (Call 10/06/19)	75	77,356
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	194	204,861
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	100	105,625

		2,351,614
APPAREL — 0.10%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)[a]	80	81,835
3.63%, 05/01/43 (Call 11/01/42)	225	240,710
3.88%, 11/01/45 (Call 05/01/45)	45	50,420
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	103,152
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	400	431,196

		907,313
AUTO MANUFACTURERS — 1.39%
American Honda Finance Corp.
1.65%, 07/12/21	220	219,275
2.15%, 03/13/20	350	357,426
2.25%, 08/15/19	250	256,465
Daimler Finance North America LLC
8.50%, 01/18/31	210	348,527
Ford Holdings LLC
9.30%, 03/01/30	150	214,273
Ford Motor Co.
4.75%, 01/15/43	308	333,418
6.38%, 02/01/29	100	122,851
6.50%, 08/01/18[a]	105	113,994
7.40%, 11/01/46	250	371,352
7.45%, 07/16/31	40	54,545
Ford Motor Credit Co. LLC
2.24%, 06/15/18	600	605,196
3.20%, 01/15/21	500	514,804
3.34%, 03/18/21	620	642,121
3.66%, 09/08/24	450	464,055
5.75%, 02/01/21	500	565,733
General Motors Co.
3.50%, 10/02/18	1,100	1,131,360

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.20%, 04/01/45	$452	$481,579
6.25%, 10/02/43	400	477,252
General Motors Financial Co. Inc.
3.10%, 01/15/19	695	708,814
3.70%, 11/24/20 (Call 10/24/20)	405	421,093
3.70%, 05/09/23 (Call 03/09/23)	100	101,745
4.00%, 01/15/25 (Call 10/15/24)	1,000	1,016,039
4.38%, 09/25/21	100	106,898
PACCAR Financial Corp.
1.45%, 03/09/18	295	296,797
Toyota Motor Credit Corp.
1.25%, 10/05/17	154	154,258
1.38%, 01/10/18[a]	312	313,255
1.45%, 01/12/18	300	301,435
1.90%, 04/08/21	250	252,416
2.13%, 07/18/19	560	572,947
2.15%, 03/12/20	250	255,127
2.63%, 01/10/23[a]	250	258,693
3.30%, 01/12/22	410	438,900
3.40%, 09/15/21	100	107,420

		12,580,063
AUTO PARTS & EQUIPMENT — 0.20%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	110	118,318
4.63%, 09/15/20	100	108,592
Delphi Automotive PLC
4.25%, 01/15/26 (Call 10/15/25)[a]	200	215,370
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	250	266,696
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	75	80,001
3.75%, 12/01/21 (Call 09/01/21)	182	191,921
4.25%, 03/01/21	80	85,992
4.95%, 07/02/64 (Call 01/02/64)	80	84,132
5.00%, 03/30/20	92	100,222
5.25%, 12/01/41 (Call 06/01/41)	75	85,440
5.70%, 03/01/41	136	164,021
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	200	210,185
4.15%, 10/01/25 (Call 07/01/25)	100	109,119

		1,820,009

Security	Principal (000s)	Value
BANKS — 18.72%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	$465	$468,893
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	250	249,828
2.25%, 06/13/19	50	50,916
2.30%, 06/01/21	300	304,726
2.70%, 11/16/20	500	516,696
Bancolombia SA
5.95%, 06/03/21	200	221,020
Bank of America Corp.
2.00%, 01/11/18	655	658,107
2.60%, 01/15/19	500	510,950
2.65%, 04/01/19	502	513,944
3.30%, 01/11/23	800	833,150
3.50%, 04/19/26[a]	500	520,815
3.88%, 08/01/25	450	482,458
4.00%, 04/01/24[a]	490	529,256
4.00%, 01/22/25	250	260,513
4.13%, 01/22/24	300	327,018
4.45%, 03/03/26	500	538,592
4.88%, 04/01/44	200	235,490
5.00%, 05/13/21	125	140,182
5.63%, 07/01/20	850	959,413
5.65%, 05/01/18	550	585,767
5.70%, 01/24/22	370	431,439
5.75%, 12/01/17	650	683,271
5.88%, 01/05/21	475	546,917
5.88%, 02/07/42	226	297,255
6.11%, 01/29/37	400	495,975
6.50%, 07/15/18	100	108,621
6.88%, 04/25/18	575	623,437
7.63%, 06/01/19[a]	770	887,439
7.75%, 05/14/38	550	808,109
Series L
2.25%, 04/21/20[a]	1,695	1,711,521
4.75%, 04/21/45[a]	210	230,703
Bank of America N.A.
1.75%, 06/05/18	500	502,982
6.00%, 10/15/36	426	558,574
Bank of Montreal
1.35%, 08/28/18	500	500,338

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.45%, 04/09/18 (Call 03/09/18)	$682	$683,070
1.90%, 08/27/21	500	498,326
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	210	210,162
2.20%, 05/15/19 (Call 04/15/19)	500	509,556
2.45%, 11/27/20 (Call 10/27/20)	400	410,674
2.60%, 08/17/20 (Call 07/17/20)	250	258,117
3.00%, 02/24/25 (Call 01/24/25)	85	89,196
3.40%, 05/15/24 (Call 04/15/24)	300	322,536
3.55%, 09/23/21 (Call 08/23/21)	300	322,950
3.65%, 02/04/24 (Call 01/05/24)	300	328,309
5.45%, 05/15/19	300	330,839
Series G
2.15%, 02/24/20 (Call 01/24/20)	200	203,619
Bank of Nova Scotia (The)
1.45%, 04/25/18	431	431,239
1.95%, 01/15/19	200	201,975
2.45%, 03/22/21	300	307,424
2.80%, 07/21/21	450	468,159
4.38%, 01/13/21	150	165,280
4.50%, 12/16/25[a]	200	212,978
Barclays Bank PLC
5.14%, 10/14/20	250	269,765
6.75%, 05/22/19	450	503,792
Barclays PLC
2.88%, 06/08/20	500	502,554
3.25%, 01/12/21	500	508,536
3.65%, 03/16/25	600	594,823
4.38%, 01/12/26	500	520,897
5.20%, 05/12/26	200	207,404
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	500	504,154
2.25%, 02/01/19 (Call 01/02/19)	100	101,890
2.45%, 01/15/20 (Call 12/15/19)	431	442,540
6.85%, 04/30/19	255	289,739
BNP Paribas SA
2.38%, 09/14/17	225	227,142
2.70%, 08/20/18	450	460,038
3.25%, 03/03/23[a]	360	376,804
4.25%, 10/15/24	200	208,092
5.00%, 01/15/21	400	449,440
BPCE SA
2.50%, 07/15/19	500	512,517
4.00%, 04/15/24[a]	250	274,618

Security	Principal (000s)	Value
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	$250	$250,383
1.45%, 05/10/19 (Call 04/10/19)	250	250,035
3.80%, 10/30/26 (Call 09/30/26)	250	272,995
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	350	349,779
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	105	107,172
3.75%, 04/24/24 (Call 03/24/24)	460	485,773
4.75%, 07/15/21	40	44,568
6.75%, 09/15/17	150	158,013
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	600	600,302
2.40%, 09/05/19 (Call 08/05/19)	250	253,728
Citigroup Inc.
1.70%, 04/27/18	500	500,847
1.75%, 05/01/18	200	200,472
1.80%, 02/05/18	405	406,163
2.05%, 12/07/18[a]	550	554,189
2.15%, 07/30/18	250	252,318
2.40%, 02/18/20	500	507,654
2.50%, 07/29/19	650	662,948
2.65%, 10/26/20	650	665,420
3.30%, 04/27/25	155	159,725
3.40%, 05/01/26	1,000	1,030,869
3.70%, 01/12/26	200	211,368
3.88%, 10/25/23	600	646,805
3.88%, 03/26/25	325	334,705
4.30%, 11/20/26	200	210,144
4.40%, 06/10/25	250	265,523
4.45%, 09/29/27	800	840,066
4.50%, 01/14/22[a]	600	663,082
4.65%, 07/30/45	300	341,769
5.30%, 05/06/44	200	228,717
5.50%, 09/13/25	500	569,849
5.88%, 02/22/33	150	176,167
6.00%, 10/31/33	355	421,594
8.13%, 07/15/39	425	674,888
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	200	209,749
4.35%, 08/01/25 (Call 07/01/25)	300	315,295

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	$400	$402,631
2.30%, 09/06/19	100	102,039
2.30%, 03/12/20[a]	500	509,533
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	250	243,839
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	252,697
3.88%, 02/08/22	255	277,714
4.50%, 01/11/21	75	83,120
5.25%, 05/24/41	200	258,469
5.25%, 08/04/45	250	290,115
5.75%, 12/01/43	500	617,755
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	1,000	1,005,264
2.50%, 01/19/21	720	739,279
Credit Suisse AG/New York NY
1.75%, 01/29/18	650	649,586
3.00%, 10/29/21	750	766,910
3.63%, 09/09/24	250	262,543
4.38%, 08/05/20	500	538,143
5.40%, 01/14/20	160	172,956
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	955	956,255
3.45%, 04/16/21[c]	250	255,244
3.75%, 03/26/25	250	250,561
3.80%, 09/15/22	500	511,357
4.55%, 04/17/26[c]	500	527,548
Deutsche Bank AG
3.13%, 01/13/21	200	198,496
3.38%, 05/12/21	300	299,011
4.10%, 01/13/26	240	243,371
Deutsche Bank AG/London
1.88%, 02/13/18	300	297,786
3.70%, 05/30/24	305	301,566
6.00%, 09/01/17	600	624,281
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	250	258,178
7.00%, 04/15/20	550	625,343
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	480	506,076
8.25%, 03/01/38	325	488,378

Security	Principal (000s)	Value
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)[a]	$200	$203,126
2.88%, 10/01/21 (Call 09/01/21)	200	208,473
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	560	565,593
2.55%, 10/23/19	830	848,826
2.60%, 04/23/20 (Call 03/23/20)	502	512,461
2.63%, 01/31/19	350	358,255
2.75%, 09/15/20 (Call 08/15/20)	260	266,774
2.90%, 07/19/18	300	307,511
3.63%, 01/22/23	500	527,910
3.75%, 05/22/25 (Call 02/22/25)	250	264,535
3.85%, 07/08/24 (Call 04/08/24)	1,550	1,647,763
4.25%, 10/21/25[a]	500	530,346
4.75%, 10/21/45 (Call 04/21/45)	500	569,367
5.25%, 07/27/21	476	540,996
5.38%, 03/15/20[a]	350	389,770
5.75%, 01/24/22	700	812,996
5.95%, 01/18/18	420	444,866
5.95%, 01/15/27	450	529,364
6.00%, 06/15/20	100	114,283
6.13%, 02/15/33	370	467,849
6.15%, 04/01/18	706	756,065
6.25%, 02/01/41	680	896,892
6.75%, 10/01/37	367	469,979
7.50%, 02/15/19	450	511,054
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	750	816,173
HSBC Holdings PLC
2.95%, 05/25/21	250	256,216
3.40%, 03/08/21	200	209,034
4.25%, 03/14/24[a]	600	622,767
4.25%, 08/18/25[a]	200	207,259
4.30%, 03/08/26	700	752,699
5.10%, 04/05/21	164	182,917
6.10%, 01/14/42	237	321,550
6.50%, 05/02/36	400	511,157
6.50%, 09/15/37	349	447,334
6.80%, 06/01/38	600	797,413
HSBC USA Inc.
1.63%, 01/16/18	800	798,150
2.35%, 03/05/20	850	857,420
3.50%, 06/23/24	800	835,082

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	$250	$250,189
2.20%, 04/01/19 (Call 03/01/19)	300	303,256
2.40%, 04/01/20 (Call 03/01/20)[a]	250	253,527
Intesa Sanpaolo SpA
3.88%, 01/16/18	300	305,757
5.25%, 01/12/24	200	219,558
Itau CorpBanca
3.13%, 01/15/18	200	202,520
JPMorgan Chase & Co.
1.63%, 05/15/18	450	451,732
2.20%, 10/22/19	506	514,414
2.25%, 01/23/20 (Call 12/23/19)	2,100	2,131,542
2.55%, 10/29/20 (Call 09/29/20)	750	766,640
2.95%, 10/01/26 (Call 07/01/26)[a]	150	150,656
3.13%, 01/23/25 (Call 10/23/24)	956	980,673
3.20%, 01/25/23	625	650,006
3.20%, 06/15/26 (Call 03/15/26)	500	513,723
3.30%, 04/01/26 (Call 01/01/26)	350	362,279
3.63%, 05/13/24	350	372,390
3.88%, 09/10/24	300	316,428
3.90%, 07/15/25 (Call 04/15/25)	700	757,568
4.13%, 12/15/26	500	536,220
4.25%, 10/15/20	252	273,482
4.25%, 10/01/27	250	270,709
4.35%, 08/15/21	380	417,766
4.40%, 07/22/20[a]	442	480,986
4.50%, 01/24/22	1,000	1,108,858
4.63%, 05/10/21	250	277,103
4.85%, 02/01/44[a]	450	547,704
5.40%, 01/06/42	332	421,250
5.50%, 10/15/40	200	255,323
5.60%, 07/15/41	250	324,486
6.00%, 01/15/18	374	397,054
6.30%, 04/23/19	380	425,168
6.40%, 05/15/38	225	313,931
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,900	1,991,602
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	501,077
KeyCorp
2.90%, 09/15/20	350	361,738
5.10%, 03/24/21	300	337,149

Security	Principal (000s)	Value
KfW
0.88%, 12/15/17	$2,100	$2,099,026
1.13%, 08/06/18	1,000	1,002,527
1.50%, 02/06/19	300	302,984
1.50%, 06/15/21	500	502,009
2.00%, 05/02/25	3,150	3,225,176
2.13%, 01/17/23	700	724,487
2.38%, 08/25/21[a]	175	183,013
2.50%, 11/20/24	250	265,243
2.75%, 09/08/20	2,000	2,112,690
2.75%, 10/01/20	1,500	1,585,517
4.00%, 01/27/20	1,700	1,855,541
4.50%, 07/16/18	450	479,211
4.88%, 06/17/19	450	496,299
Korea Development Bank (The)
1.50%, 01/22/18	500	500,715
3.00%, 01/13/26[a]	500	535,045
3.75%, 01/22/24	200	221,919
4.63%, 11/16/21	300	341,774
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	300	300,415
1.38%, 10/23/19	400	402,490
1.88%, 09/17/18	450	458,155
2.00%, 01/13/25[a]	500	511,348
2.38%, 09/13/17	425	431,471
Lloyds Bank PLC
2.05%, 01/22/19	800	802,705
2.35%, 09/05/19	400	404,020
3.50%, 05/14/25	250	265,036
6.38%, 01/21/21	55	64,528
Lloyds Banking Group PLC
4.65%, 03/24/26[a]	250	258,801
5.30%, 12/01/45[c]	300	324,536
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	200	203,265
2.90%, 02/06/25 (Call 01/06/25)	250	255,238
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	250	257,983
3.85%, 03/01/26	400	436,604
Morgan Stanley
2.13%, 04/25/18	1,000	1,009,723
2.20%, 12/07/18	300	303,683
2.45%, 02/01/19	500	509,263

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.50%, 01/24/19[a]	$600	$611,872
2.65%, 01/27/20	700	716,743
2.80%, 06/16/20[a]	300	308,375
3.88%, 01/27/26	100	106,878
3.95%, 04/23/27[a]	400	416,268
4.00%, 07/23/25	155	167,032
4.10%, 05/22/23	500	529,533
4.30%, 01/27/45	400	433,998
4.35%, 09/08/26	365	390,425
4.88%, 11/01/22	400	442,378
5.00%, 11/24/25	450	502,117
5.50%, 07/28/21	155	177,655
5.63%, 09/23/19	450	499,977
5.75%, 01/25/21	800	916,625
5.95%, 12/28/17	1,000	1,056,840
6.38%, 07/24/42	675	928,299
6.63%, 04/01/18	532	573,661
7.25%, 04/01/32	290	403,572
7.30%, 05/13/19	525	600,381
Series F
3.88%, 04/29/24	350	374,800
MUFG Americas Holdings Corp.
3.50%, 06/18/22	400	419,669
National Australia Bank Ltd./New York
2.30%, 07/25/18	500	507,787
2.63%, 07/23/20[a]	250	257,428
3.38%, 01/14/26	250	265,610
National City Corp.
6.88%, 05/15/19	400	451,042
Northern Trust Corp.
3.38%, 08/23/21	500	537,808
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	700	699,331
1.63%, 03/12/19	850	860,267
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)[d]	500	505,873
2.25%, 07/02/19 (Call 06/02/19)[d]	1,250	1,275,037
2.40%, 10/18/19 (Call 09/18/19)[d]	250	256,117
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	350	376,889

Security	Principal (000s)	Value
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	$312	$331,110
4.38%, 08/11/20[d]	250	273,796
5.13%, 02/08/20[d]	395	439,394
Regions Bank/Birmingham AL
6.45%, 06/26/37	250	302,874
Royal Bank of Canada
1.50%, 01/16/18	550	550,404
1.80%, 07/30/18	250	251,902
2.00%, 12/10/18	600	607,010
2.15%, 03/15/19	200	203,204
2.20%, 07/27/18	200	203,014
2.35%, 10/30/20	250	255,785
2.50%, 01/19/21	150	154,528
Santander Bank N.A.
8.75%, 05/30/18	250	275,420
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	200	200,128
2.70%, 05/24/19 (Call 04/24/19)	200	201,506
Santander Issuances SAU
5.18%, 11/19/25	200	206,799
Santander UK Group Holdings PLC
2.88%, 10/16/20	250	251,393
3.13%, 01/08/21	95	96,291
Santander UK PLC
2.00%, 08/24/18	450	451,345
2.50%, 03/14/19[a]	500	506,716
4.00%, 03/13/24[a]	250	271,682
Societe Generale SA
2.63%, 10/01/18	250	255,925
State Street Corp.
3.30%, 12/16/24[a]	450	479,616
3.70%, 11/20/23	350	383,173
4.38%, 03/07/21	212	235,766
4.96%, 03/15/18	152	158,314
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	499,348
2.25%, 07/11/19	500	505,901
2.45%, 01/16/20	250	254,219
3.40%, 07/11/24	350	373,149
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	200	206,628
3.78%, 03/09/26[a]	550	598,852

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	$500	$512,494
SVB Financial Group
3.50%, 01/29/25	450	455,929
Svenska Handelsbanken AB
2.25%, 06/17/19	500	509,608
2.45%, 03/30/21	500	512,431
Toronto-Dominion Bank (The)
1.40%, 04/30/18	500	500,444
1.95%, 01/22/19	500	505,801
2.25%, 11/05/19	400	407,342
2.50%, 12/14/20[a]	450	461,791
2.63%, 09/10/18	250	255,863
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	250	255,124
3.00%, 03/15/22 (Call 02/15/22)	250	261,795
3.70%, 01/30/24 (Call 12/29/23)	500	549,828
4.13%, 05/24/21 (Call 04/23/21)	165	181,393
U.S. Bank N.A./Cincinnati OH
1.45%, 01/29/18 (Call 12/29/17)[a]	500	501,671
2.80%, 01/27/25 (Call 12/27/24)	500	516,192
UBS AG/Stamford CT
2.38%, 08/14/19	800	816,311
4.88%, 08/04/20	500	556,182
5.75%, 04/25/18	450	480,773
Wachovia Corp.
5.50%, 08/01/35	100	119,360
5.75%, 02/01/18	775	821,601
7.50%, 04/15/35	100	140,271
Wells Fargo & Co.
1.50%, 01/16/18	400	401,382
2.55%, 12/07/20	135	138,797
2.60%, 07/22/20	250	257,665
3.00%, 02/19/25	415	426,937
3.00%, 04/22/26	500	512,695
3.30%, 09/09/24	2,550	2,693,848
3.50%, 03/08/22	620	662,314
3.55%, 09/29/25	300	321,681
3.90%, 05/01/45	400	422,247
4.10%, 06/03/26	990	1,075,458
4.13%, 08/15/23	300	325,180
4.40%, 06/14/46	500	532,108
4.60%, 04/01/21	275	305,768

Security	Principal (000s)	Value
4.65%, 11/04/44	$300	$329,660
4.90%, 11/17/45[a]	90	102,564
5.38%, 11/02/43	100	120,256
5.61%, 01/15/44	645	800,482
5.63%, 12/11/17	455	479,874
Series M
3.45%, 02/13/23	270	282,908
Series N
2.15%, 01/30/20	1,000	1,016,498
Westpac Banking Corp.
1.60%, 01/12/18[a]	500	501,037
2.25%, 07/30/18	200	202,949
2.25%, 01/17/19[a]	100	101,664
2.60%, 11/23/20	1,100	1,130,182
4.88%, 11/19/19	380	416,296

		169,717,849
BEVERAGES — 2.49%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	120	127,008
6.45%, 09/01/37	478	654,389
Anheuser-Busch InBev Finance Inc.
1.90%, 02/01/19	800	808,432
2.15%, 02/01/19	300	304,936
2.63%, 01/17/23[a]	450	457,580
2.65%, 02/01/21 (Call 01/01/21)	670	689,939
3.30%, 02/01/23 (Call 12/01/22)	1,300	1,360,666
3.65%, 02/01/26 (Call 11/01/25)	1,500	1,598,848
3.70%, 02/01/24	420	453,361
4.00%, 01/17/43	75	80,511
4.63%, 02/01/44[a]	250	292,116
4.70%, 02/01/36 (Call 08/01/35)	825	957,662
4.90%, 02/01/46 (Call 08/01/45)	1,450	1,760,959
Anheuser-Busch InBev Worldwide Inc.
4.38%, 02/15/21	75	82,722
5.38%, 01/15/20	96	107,343
6.38%, 01/15/40	210	288,520
6.88%, 11/15/19	250	290,831
7.75%, 01/15/19	500	571,230
8.20%, 01/15/39	230	372,506
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	154,306

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Bottling Group LLC
5.13%, 01/15/19	$300	$327,200
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)[a]	200	232,310
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	100	106,918
Coca-Cola Co. (The)
1.65%, 03/14/18	300	303,445
1.65%, 11/01/18	250	253,497
1.88%, 10/27/20	350	356,248
2.88%, 10/27/25	470	496,214
3.15%, 11/15/20	420	447,945
3.20%, 11/01/23	252	272,112
3.30%, 09/01/21	462	498,884
Coca-Cola European Partners US LLC
4.50%, 09/01/21 (Call 06/01/21)	100	109,940
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	200	203,188
5.25%, 11/26/43[a]	100	123,923
Diageo Capital PLC
1.13%, 04/29/18	260	259,485
2.63%, 04/29/23 (Call 01/29/23)	280	289,304
3.88%, 04/29/43 (Call 10/29/42)	35	37,563
5.75%, 10/23/17	376	395,180
5.88%, 09/30/36	153	207,570
Diageo Investment Corp.
4.25%, 05/11/42	300	339,143
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	450	472,513
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	400	402,166
4.20%, 07/15/46 (Call 01/15/46)	350	367,768
5.00%, 05/01/42[a]	250	290,863
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	685	976,922
PepsiCo Inc.
1.50%, 02/22/19[a]	100	100,841
2.15%, 10/14/20 (Call 09/14/20)	500	512,072
2.75%, 04/30/25 (Call 01/30/25)	217	227,161
3.00%, 08/25/21	750	797,106
3.60%, 03/01/24 (Call 12/01/23)	200	220,805

Security	Principal (000s)	Value
4.00%, 03/05/42	$228	$252,967
4.25%, 10/22/44 (Call 04/22/44)	100	115,395
4.45%, 04/14/46 (Call 10/14/45)	45	53,899
4.50%, 01/15/20	250	275,169
4.60%, 07/17/45 (Call 01/17/45)	146	177,500
5.00%, 06/01/18	200	213,315
7.90%, 11/01/18	367	418,867

		22,549,263
BIOTECHNOLOGY — 1.18%
Amgen Inc.
2.20%, 05/22/19 (Call 04/22/19)[a]	500	508,973
3.45%, 10/01/20	550	584,879
3.88%, 11/15/21 (Call 08/15/21)	192	208,613
4.10%, 06/15/21 (Call 03/15/21)	237	259,238
4.40%, 05/01/45 (Call 11/01/44)	326	349,187
4.56%, 06/15/48 (Call 12/15/47)[c]	38	41,101
4.66%, 06/15/51 (Call 12/15/50)[c]	1,351	1,456,909
6.15%, 06/01/18	400	433,118
Biogen Inc.
2.90%, 09/15/20	100	104,144
4.05%, 09/15/25 (Call 06/15/25)	330	360,900
5.20%, 09/15/45 (Call 03/15/45)	250	302,830
Celgene Corp.
2.13%, 08/15/18	500	506,042
2.88%, 08/15/20	250	259,431
3.25%, 08/15/22	400	418,063
3.63%, 05/15/24 (Call 02/15/24)	202	213,576
3.88%, 08/15/25 (Call 05/15/25)	200	215,727
3.95%, 10/15/20	200	215,513
4.63%, 05/15/44 (Call 11/15/43)	300	324,238
5.00%, 08/15/45 (Call 02/15/45)[a]	400	460,307
Gilead Sciences Inc.
2.35%, 02/01/20	200	205,433
2.55%, 09/01/20	800	828,364
3.65%, 03/01/26 (Call 12/01/25)[a]	500	541,265
3.70%, 04/01/24 (Call 01/01/24)	350	378,744
4.40%, 12/01/21 (Call 09/01/21)	154	172,431
4.50%, 04/01/21 (Call 01/01/21)	200	222,585
4.50%, 02/01/45 (Call 08/01/44)	650	724,545
4.75%, 03/01/46 (Call 09/01/45)	200	232,146
5.65%, 12/01/41 (Call 06/01/41)	152	194,611

		10,722,913

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.09%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	$352	$375,556
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	400	433,000

		808,556
CHEMICALS — 1.53%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	211	217,467
4.13%, 03/15/35 (Call 09/15/34)[a]	45	44,410
5.25%, 01/15/45 (Call 07/15/44)[a]	300	335,643
6.75%, 01/15/19	78	86,435
Air Products & Chemicals Inc.
3.00%, 11/03/21[a]	200	210,980
4.38%, 08/21/19	150	162,789
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	180	192,107
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	214,632
Cabot Corp.
3.70%, 07/15/22	50	52,473
CF Industries Inc.
5.38%, 03/15/44	186	179,457
7.13%, 05/01/20	350	400,663
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	211,145
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	400	413,676
4.13%, 11/15/21 (Call 08/15/21)	290	317,776
4.25%, 10/01/34 (Call 04/01/34)	400	413,677
4.38%, 11/15/42 (Call 05/15/42)	283	290,833
8.55%, 05/15/19	402	474,681
9.40%, 05/15/39	170	276,481
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	250	257,147
3.60%, 08/15/22 (Call 05/15/22)	200	210,753
3.80%, 03/15/25 (Call 12/15/24)	200	210,933
5.50%, 11/15/19	275	304,693
Ecolab Inc.
1.45%, 12/08/17	100	100,130
4.35%, 12/08/21	328	367,567
5.50%, 12/08/41	100	125,605

Security	Principal (000s)	Value
EI du Pont de Nemours & Co.
2.80%, 02/15/23	$312	$319,253
3.63%, 01/15/21[a]	186	199,553
4.15%, 02/15/43	204	213,139
4.63%, 01/15/20	200	219,223
6.00%, 07/15/18	275	298,314
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	104,855
Lubrizol Corp.
8.88%, 02/01/19	250	293,238
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	400	434,690
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	600	646,076
6.00%, 11/15/21 (Call 08/17/21)	200	233,682
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	300	278,788
Monsanto Co.
2.13%, 07/15/19	100	101,455
2.85%, 04/15/25 (Call 01/15/25)[a]	350	350,807
3.38%, 07/15/24 (Call 04/15/24)[a]	672	697,472
4.40%, 07/15/44 (Call 01/15/44)	306	318,043
5.88%, 04/15/38	25	30,001
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	260	274,676
5.63%, 11/15/43 (Call 05/15/43)[a]	225	246,373
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	154	155,488
3.25%, 12/01/17	180	183,781
5.63%, 12/01/40	182	218,774
6.50%, 05/15/19	160	179,295
PPG Industries Inc.
3.60%, 11/15/20[a]	100	105,878
5.50%, 11/15/40[a]	82	102,315
Praxair Inc.
1.25%, 11/07/18	130	130,152
2.20%, 08/15/22 (Call 05/15/22)[a]	400	404,711
2.45%, 02/15/22 (Call 11/15/21)	92	94,356
2.65%, 02/05/25 (Call 11/05/24)	140	144,704
3.00%, 09/01/21[a]	100	105,317
4.05%, 03/15/21	52	57,123
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[a]	180	179,687

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	$100	$99,550
Syngenta Finance NV
3.13%, 03/28/22	100	103,863
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	120	127,784
4.40%, 02/01/45 (Call 08/01/44)	140	139,374

		13,863,943
COMMERCIAL SERVICES — 0.57%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	275	299,804
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	575	601,846
5.25%, 10/01/25 (Call 07/01/25)[a]	100	107,539
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	173,529
Catholic Health Initiatives
4.35%, 11/01/42	200	200,672
Emory University
5.63%, 09/01/19	40	44,942
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	209,709
Massachusetts Institute of Technology
4.68%, 07/01/14	180	219,003
5.60%, 07/01/11	80	114,600
MasterCard Inc.
3.38%, 04/01/24	250	271,889
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	200	205,286
4.88%, 02/15/24 (Call 11/15/23)	200	225,955
5.50%, 09/01/20	100	112,037
Northwestern University
3.69%, 12/01/38	200	222,175
Princeton University
Series A
4.95%, 03/01/19	250	272,669
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	400	434,995
4.40%, 02/15/26 (Call 11/15/25)	150	167,824
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	300	331,608

Security	Principal (000s)	Value
Verisk Analytics Inc.
4.13%, 09/12/22	$350	$371,952
5.50%, 06/15/45 (Call 12/15/44)	75	81,508
Western Union Co. (The)
3.65%, 08/22/18	120	123,355
5.25%, 04/01/20	110	118,626
6.20%, 11/17/36	100	106,848
6.20%, 06/21/40	125	132,609

		5,150,980
COMPUTERS — 2.24%
Apple Inc.
1.00%, 05/03/18	200	199,882
1.55%, 02/07/20	250	251,497
1.70%, 02/22/19[a]	300	303,762
2.00%, 05/06/20	485	494,860
2.10%, 05/06/19	650	664,786
2.25%, 02/23/21 (Call 01/23/21)	300	307,977
2.40%, 05/03/23	261	266,848
2.45%, 08/04/26 (Call 05/04/26)	350	350,335
2.50%, 02/09/25	475	481,555
2.85%, 05/06/21	800	843,771
2.85%, 02/23/23 (Call 12/23/22)	360	378,079
3.20%, 05/13/25	400	426,963
3.25%, 02/23/26 (Call 11/23/25)	200	213,335
3.45%, 05/06/24	700	760,532
3.45%, 02/09/45	327	319,586
3.85%, 05/04/43	600	624,758
3.85%, 08/04/46 (Call 02/04/46)	300	311,446
4.38%, 05/13/45	50	56,052
4.45%, 05/06/44	300	338,890
4.65%, 02/23/46 (Call 08/23/45)	700	817,934
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	150	157,709
Computer Sciences Corp.
4.45%, 09/15/22	100	105,515
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[c]	600	616,575
4.42%, 06/15/21 (Call 05/15/21)[c]	600	626,361
5.45%, 06/15/23 (Call 04/15/23)[c]	500	533,128
6.02%, 06/15/26 (Call 03/15/26)[c]	500	535,585
8.10%, 07/15/36 (Call 01/15/36)[c]	200	231,314
8.35%, 07/15/46 (Call 01/15/46)[c]	300	350,172

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
EMC Corp.
1.88%, 06/01/18	$229	$226,710
3.38%, 06/01/23 (Call 03/01/23)[a]	450	441,000
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[c]	1,220	1,273,594
4.90%, 10/15/25 (Call 07/15/25)[c]	250	265,344
6.20%, 10/15/35 (Call 04/15/35)[c]	300	314,315
6.35%, 10/15/45 (Call 04/15/45)[c]	50	51,146
HP Enterprise Services LLC
7.45%, 10/15/29[a]	50	59,969
HP Inc.
4.05%, 09/15/22	100	104,740
4.30%, 06/01/21	162	173,995
4.38%, 09/15/21	250	269,592
4.65%, 12/09/21[a]	286	312,037
6.00%, 09/15/41	232	235,691
International Business Machines Corp.
1.63%, 05/15/20[a]	250	251,835
1.88%, 05/15/19	300	305,338
1.88%, 08/01/22	200	199,378
2.25%, 02/19/21[a]	200	206,012
2.90%, 11/01/21	200	211,507
3.45%, 02/19/26[a]	200	217,177
3.63%, 02/12/24[a]	300	326,227
4.00%, 06/20/42	115	123,135
4.70%, 02/19/46	100	118,906
5.60%, 11/30/39[a]	217	281,799
5.70%, 09/14/17	434	454,992
6.22%, 08/01/27	100	133,435
6.50%, 01/15/28[a]	250	341,925
7.00%, 10/30/25	250	337,737
7.63%, 10/15/18	300	339,616
Lexmark International Inc.
5.13%, 03/15/20	200	210,177
NetApp Inc.
2.00%, 12/15/17	330	330,224
3.25%, 12/15/22 (Call 09/15/22)[a]	200	200,754
Seagate HDD Cayman
4.75%, 06/01/23	200	194,000
4.88%, 06/01/27 (Call 03/01/27)	250	217,500
5.75%, 12/01/34 (Call 06/01/34)	60	49,800

		20,348,814

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.34%
Colgate-Palmolive Co.
2.95%, 11/01/20	$200	$213,082
3.25%, 03/15/24	315	346,622
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[a]	100	101,782
4.38%, 06/15/45 (Call 12/15/44)	106	124,092
Procter & Gamble Co. (The)
1.90%, 11/01/19	410	418,833
2.30%, 02/06/22	221	228,073
2.70%, 02/02/26	250	262,780
4.70%, 02/15/19	686	745,240
5.55%, 03/05/37	234	332,634
6.45%, 01/15/26	200	269,232

		3,042,370
DISTRIBUTION & WHOLESALE — 0.07%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	100	106,447
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)[a]	175	177,092
5.00%, 08/10/22 (Call 02/10/22)[a]	100	104,442
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	200	239,390

		627,371
DIVERSIFIED FINANCIAL SERVICES — 2.84%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)[a]	500	516,875
4.50%, 05/15/21[a]	500	527,500
Affiliated Managers Group Inc.
4.25%, 02/15/24	250	261,891
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)[a]	205	213,931
3.88%, 04/01/21 (Call 03/01/21)[a]	575	605,924
Alterra Finance LLC
6.25%, 09/30/20	100	113,914
American Express Co.
1.55%, 05/22/18	302	302,893
2.65%, 12/02/22	400	409,728
3.63%, 12/05/24 (Call 11/04/24)	250	260,900
4.05%, 12/03/42	177	187,107
7.00%, 03/19/18	406	440,438

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
American Express Credit Corp.
1.55%, 09/22/17	$145	$145,386
2.25%, 05/05/21 (Call 04/04/21)[a]	150	152,557
2.38%, 05/26/20 (Call 04/25/20)	250	255,671
Series F
2.60%, 09/14/20 (Call 08/14/20)	625	643,978
Ameriprise Financial Inc.
3.70%, 10/15/24	500	540,448
4.00%, 10/15/23	50	54,629
Bear Stearns Companies LLC (The)
7.25%, 02/01/18	475	512,816
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	103,165
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	500	506,054
8.80%, 07/15/19	700	825,638
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	162,169
3.23%, 09/01/22	205	216,386
3.45%, 02/13/26 (Call 11/13/25)	90	96,844
CME Group Inc.
3.00%, 09/15/22	112	118,597
5.30%, 09/15/43 (Call 03/15/43)	204	272,372
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	330	451,351
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	76,073
3.95%, 11/06/24 (Call 08/06/24)	180	185,328
5.20%, 04/27/22	160	176,160
Ford Motor Credit Co. LLC
2.15%, 01/09/18	400	402,664
2.38%, 01/16/18	500	504,798
5.00%, 05/15/18	700	737,494
Franklin Resources Inc.
2.80%, 09/15/22	62	64,339
2.85%, 03/30/25	270	277,909
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,110	1,142,406
3.37%, 11/15/25[a]	340	372,501
4.42%, 11/15/35	1,200	1,373,476
General Electric Co.
5.63%, 09/15/17[a]	460	481,953
5.63%, 05/01/18	300	322,636

Security	Principal (000s)	Value
Goldman Sachs Capital I
6.35%, 02/15/34	$720	$871,810
HSBC Finance Corp.
6.68%, 01/15/21	464	533,778
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	250	260,199
3.75%, 12/01/25 (Call 09/01/25)	250	273,170
International Lease Finance Corp.
6.25%, 05/15/19	500	544,375
Invesco Finance PLC
4.00%, 01/30/24	270	294,025
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	200	215,157
Jefferies Group LLC
5.13%, 04/13/18	195	203,070
6.45%, 06/08/27	125	140,285
6.50%, 01/20/43	110	115,316
6.88%, 04/15/21[a]	200	226,461
8.50%, 07/15/19[a]	180	205,415
Legg Mason Inc.
3.95%, 07/15/24	250	253,050
5.63%, 01/15/44	200	209,392
Nasdaq Inc.
5.25%, 01/16/18[a]	83	86,991
5.55%, 01/15/20	250	275,094
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/19 (Call 10/15/19)	300	306,790
3.05%, 02/15/22 (Call 11/15/21)	80	83,888
10.38%, 11/01/18	750	890,537
Series C
8.00%, 03/01/32	200	301,444
Nomura Holdings Inc.
2.75%, 03/19/19[a]	356	362,120
6.70%, 03/04/20	154	176,821
NYSE Holdings LLC
2.00%, 10/05/17	100	100,763
Stifel Financial Corp.
4.25%, 07/18/24	100	101,544
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	300	306,189
4.25%, 08/15/24 (Call 05/15/24)	400	419,596
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	278,138

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	$765	$787,019
2.80%, 12/14/22 (Call 10/14/22)	200	209,752
3.15%, 12/14/25 (Call 09/14/25)	755	803,981
4.15%, 12/14/35 (Call 06/14/35)	300	344,237
4.30%, 12/14/45 (Call 06/14/45)	450	532,484

		25,729,790
ELECTRIC — 5.79%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)[a]	95	98,519
3.38%, 10/01/20	175	185,939
3.75%, 03/01/45 (Call 09/01/44)	280	296,168
4.10%, 01/15/42	150	165,647
4.15%, 08/15/44 (Call 02/15/44)	230	257,647
4.30%, 01/02/46 (Call 07/02/45)	100	114,894
6.00%, 03/01/39	25	33,417
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)	100	107,286
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	213,914
4.30%, 07/01/44 (Call 01/01/44)[a]	176	205,163
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	210	210,010
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	205	223,986
6.38%, 04/01/36	115	148,204
7.00%, 04/01/38	100	138,461
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	200	202,987
3.75%, 05/15/46 (Call 11/15/45)	100	106,876
4.50%, 04/01/42 (Call 10/01/41)	250	293,466
Avangrid Inc.
4.63%, 10/01/20	100	107,350
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	154	155,616
2.40%, 02/01/20 (Call 01/01/20)	450	458,979
4.50%, 02/01/45 (Call 08/01/44)	250	286,162
5.15%, 11/15/43 (Call 05/15/43)	186	230,132
5.75%, 04/01/18	154	164,589
6.13%, 04/01/36	138	185,078
6.50%, 09/15/37	190	264,958
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	200	215,039
4.25%, 11/30/23 (Call 08/30/23)	140	152,363

Security	Principal (000s)	Value
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	$300	$357,651
Cleveland Electric Illuminating Co. (The) Series D
7.88%, 11/01/17	175	187,232
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	100	107,373
4.70%, 03/31/43 (Call 09/30/42)	100	115,396
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)[a]	300	319,094
3.40%, 09/01/21 (Call 06/01/21)	200	214,031
3.70%, 03/01/45 (Call 09/01/44)	300	315,191
5.80%, 03/15/18	165	176,418
6.45%, 01/15/38	140	199,716
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	153,266
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[a]	100	107,884
3.95%, 03/01/43 (Call 09/01/42)	120	129,650
4.50%, 12/01/45 (Call 06/01/45)	100	118,078
4.63%, 12/01/54 (Call 06/01/54)	100	118,327
5.50%, 12/01/39	5	6,434
6.30%, 08/15/37	208	286,829
6.65%, 04/01/19[a]	200	225,541
Series 08-B
6.75%, 04/01/38	250	361,351
Series 12-A
4.20%, 03/15/42	150	167,696
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	100	110,990
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)[a]	200	211,813
3.38%, 08/15/23 (Call 05/15/23)	125	134,768
4.35%, 08/31/64 (Call 02/28/64)	106	121,158
6.70%, 09/15/19[a]	300	344,969
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	54,208
4.00%, 06/01/42 (Call 12/01/41)	250	271,819
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	200	221,610

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	$150	$153,057
3.90%, 10/01/25 (Call 07/01/25)[a]	250	272,026
4.45%, 03/15/21	225	248,281
4.70%, 12/01/44 (Call 06/01/44)	150	168,918
5.20%, 08/15/19	200	219,580
7.00%, 06/15/38	140	192,428
Series B
2.75%, 09/15/22 (Call 06/15/22)	160	163,614
5.95%, 06/15/35	100	122,465
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	180	192,499
5.70%, 10/01/37	160	213,103
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	345	352,903
3.85%, 12/01/23 (Call 09/01/23)[a]	100	109,366
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	210	223,364
3.90%, 06/15/21 (Call 03/15/21)	300	328,289
4.25%, 12/15/41 (Call 06/15/41)	160	180,985
6.05%, 04/15/38	182	250,352
Duke Energy Corp.
3.05%, 08/15/22 (Call 05/15/22)	650	680,164
3.55%, 09/15/21 (Call 06/15/21)[a]	500	534,504
3.75%, 04/15/24 (Call 01/15/24)	450	488,325
4.80%, 12/15/45 (Call 06/15/45)[a]	100	117,649
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	100	105,698
3.85%, 11/15/42 (Call 05/15/42)	300	320,461
5.65%, 04/01/40	100	132,822
6.40%, 06/15/38	97	138,923
Duke Energy Indiana LLC
6.35%, 08/15/38	200	281,924
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	250	262,043
Duke Energy Progress LLC
4.15%, 12/01/44 (Call 06/01/44)	220	246,608
5.30%, 01/15/19	200	218,358
Edison International
3.75%, 09/15/17	200	205,049
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)[a,c]	100	105,221
4.75%, 06/15/46 (Call 12/15/45)[a,c]	250	276,290

Security	Principal (000s)	Value
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	$300	$323,207
4.95%, 12/15/44 (Call 12/15/24)	100	104,858
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	150	160,389
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	400	431,278
7.13%, 02/01/19	300	335,678
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	100	103,271
3.95%, 06/15/25 (Call 03/15/25)	150	164,106
4.45%, 04/15/46 (Call 10/15/45)	300	331,475
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	270	276,124
4.00%, 10/01/20 (Call 07/01/20)[a]	150	159,132
5.20%, 10/01/19	200	218,700
5.60%, 06/15/42 (Call 12/15/41)	100	106,349
6.25%, 10/01/39	350	399,682
Florida Power & Light Co.
4.05%, 10/01/44 (Call 04/01/44)	300	340,674
5.25%, 02/01/41 (Call 08/01/40)	200	259,159
5.65%, 02/01/37	200	264,879
5.95%, 02/01/38	175	241,583
5.96%, 04/01/39	115	160,523
Georgia Power Co.
1.95%, 12/01/18[a]	200	202,224
4.30%, 03/15/42	295	325,237
5.40%, 06/01/40	150	187,654
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,569
Hydro-Quebec
8.05%, 07/07/24	435	602,379
Iberdrola International BV
6.75%, 07/15/36	200	269,974
Indiana Michigan Power Co.
7.00%, 03/15/19	180	201,578
Integrys Holding Inc.
4.17%, 11/01/20[a]	100	108,170
Interstate Power & Light Co.
6.25%, 07/15/39	100	138,206
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)[a]	250	291,447
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	242,302

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	$100	$116,170
5.13%, 11/01/40 (Call 05/01/40)	210	261,576
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)[a]	310	338,071
Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	50	59,654
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	200	219,635
4.25%, 05/01/46 (Call 11/01/45)	350	406,354
Nevada Power Co.
6.65%, 04/01/36	50	68,895
7.13%, 03/15/19	240	273,671
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	137,109
4.50%, 06/01/21 (Call 03/01/21)	100	109,754
6.00%, 03/01/19	135	148,715
Series D
VRN, (3 mo. LIBOR US + 3.348%)
7.30%, 09/01/67 (Call 09/01/17)	100	99,000
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)	300	388,347
5.80%, 02/01/42 (Call 08/01/41)	200	254,678
6.40%, 03/15/18	116	124,254
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)	325	371,768
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	252,387
5.50%, 03/15/40	125	164,203
Oglethorpe Power Corp.
5.25%, 09/01/50	200	240,827
5.38%, 11/01/40	95	114,984
Ohio Power Co. Series M
5.38%, 10/01/21	120	137,724
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	100	117,722
6.35%, 09/01/18	300	328,403
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)[a]	250	260,929
5.30%, 06/01/42 (Call 12/01/41)	100	130,056
6.80%, 09/01/18	150	165,151
7.00%, 09/01/22	170	215,842
7.50%, 09/01/38	66	102,487

Security	Principal (000s)	Value
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	$200	$202,661
3.40%, 08/15/24 (Call 05/15/24)	140	150,933
3.50%, 06/15/25 (Call 03/15/25)	200	217,718
3.75%, 02/15/24 (Call 11/15/23)	225	247,355
4.25%, 03/15/46 (Call 09/15/45)	50	57,024
4.75%, 02/15/44 (Call 08/15/43)	185	223,762
5.40%, 01/15/40	5	6,425
6.05%, 03/01/34	500	677,061
6.25%, 03/01/39[a]	350	488,322
8.25%, 10/15/18	980	1,115,521
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	88	92,037
3.60%, 04/01/24 (Call 01/01/24)	186	203,298
3.85%, 06/15/21 (Call 03/15/21)	260	283,358
4.10%, 02/01/42 (Call 08/01/41)	250	278,904
5.25%, 06/15/35	100	124,295
6.00%, 01/15/39	250	342,692
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	250	266,369
5.95%, 10/01/36	100	133,950
Pennsylvania Electric Co.
6.15%, 10/01/38	100	117,082
Portland General Electric Co.
6.10%, 04/15/19	200	221,088
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	165	179,103
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)	100	109,225
5.00%, 03/15/44 (Call 09/15/43)	54	61,823
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	157,655
4.15%, 10/01/45 (Call 04/01/45)	250	281,265
5.20%, 07/15/41 (Call 01/15/41)	175	223,248
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	200	208,174
4.40%, 01/15/21 (Call 10/15/20)	100	109,117
7.75%, 03/01/31	225	315,048
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	150	150,942
4.15%, 09/15/21 (Call 06/15/21)[a]	100	106,194
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	400	405,621
3.55%, 06/15/46 (Call 12/15/45)	250	263,235
4.75%, 08/15/41 (Call 02/15/41)	50	61,170

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	$350	$377,438
Public Service Co. of Oklahoma
4.40%, 02/01/21	180	195,701
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	100	101,153
2.38%, 05/15/23 (Call 02/15/23)	100	101,537
4.05%, 05/01/45 (Call 11/01/44)	300	340,598
4.15%, 11/01/45 (Call 05/01/45)	250	288,801
5.50%, 03/01/40	110	146,157
5.80%, 05/01/37	200	271,641
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	259,800
5.63%, 07/15/22 (Call 04/15/22)	300	342,452
Puget Sound Energy Inc.
5.76%, 10/01/39	130	174,011
5.76%, 07/15/40	150	202,345
7.02%, 12/01/27	100	137,928
San Diego Gas & Electric Co.
3.00%, 08/15/21	200	211,516
3.95%, 11/15/41	50	55,461
6.00%, 06/01/39	50	69,809
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	207,485
4.75%, 05/15/21 (Call 02/15/21)	100	106,685
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)[c]	100	101,432
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	165	190,499
6.05%, 01/15/38	125	166,394
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	150	163,526
4.65%, 10/01/43 (Call 04/01/43)	150	183,607
5.50%, 08/15/18	400	432,936
5.50%, 03/15/40	140	184,444
5.63%, 02/01/36	200	260,929
5.75%, 04/01/35	160	212,068
6.00%, 01/15/34[a]	62	83,429
Series 06-E
5.55%, 01/15/37	180	234,740
Series C
3.60%, 02/01/45 (Call 08/01/44)	100	105,865

Security	Principal (000s)	Value
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	$685	$694,216
2.75%, 06/15/20 (Call 05/15/20)	165	169,989
3.25%, 07/01/26 (Call 04/01/26)[a]	505	523,154
4.40%, 07/01/46 (Call 01/01/46)	300	331,772
Southern Power Co.
1.85%, 12/01/17	250	250,998
5.15%, 09/15/41	100	109,741
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	50	53,023
3.90%, 04/01/45 (Call 10/01/44)	325	327,342
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	140	142,412
4.20%, 05/15/45 (Call 11/15/44)	250	276,066
TECO Finance Inc.
6.57%, 11/01/17	135	141,812
Toledo Edison Co. (The)
6.15%, 05/15/37	200	250,131
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	139,849
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	100	108,032
6.70%, 02/01/19	110	123,372
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	188,458
3.10%, 05/15/25 (Call 02/15/25)	200	211,616
4.45%, 02/15/44 (Call 08/15/43)	200	234,229
5.40%, 04/30/18	191	203,435
6.35%, 11/30/37	350	490,273
8.88%, 11/15/38	205	349,925
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	100	105,854
4.10%, 04/01/43 (Call 10/01/42)	100	110,613
4.13%, 03/01/42 (Call 09/01/41)	50	55,377
4.25%, 12/01/45 (Call 06/01/45)[a]	35	40,026
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	208,073
4.25%, 12/15/19	350	377,788
4.30%, 12/15/45 (Call 06/15/45)	100	115,880
Wisconsin Power & Light Co.
2.25%, 11/15/22 (Call 08/15/22)	300	299,464
4.10%, 10/15/44 (Call 04/15/44)	250	278,898
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	61,773

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	$500	$512,125
4.70%, 05/15/20 (Call 11/15/19)	250	273,454
6.50%, 07/01/36	225	309,944

		52,540,961
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	300	307,907
4.25%, 11/15/20[a]	250	275,969
5.00%, 04/15/19	175	191,142

		775,018
ELECTRONICS — 0.46%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	300	308,362
5.00%, 07/15/20	582	641,456
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	318,235
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	175	179,382
Avnet Inc.
4.88%, 12/01/22	152	165,585
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	35	35,123
Flextronics International Ltd.
4.63%, 02/15/20	205	215,250
4.75%, 06/15/25 (Call 03/15/25)	100	107,030
Honeywell International Inc.
4.25%, 03/01/21	312	347,318
5.00%, 02/15/19	130	141,738
5.30%, 03/01/18	132	140,235
5.70%, 03/15/37	100	134,377
Jabil Circuit Inc.
4.70%, 09/15/22	100	104,000
5.63%, 12/15/20	100	107,000
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	275	283,873
Koninklijke Philips NV
3.75%, 03/15/22	300	323,621
5.00%, 03/15/42[a]	184	210,773
5.75%, 03/11/18	62	66,067
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	55,348

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	$150	$150,820
2.15%, 12/14/18	45	45,507
5.30%, 02/01/44 (Call 08/01/43)	100	121,162

		4,202,262
ENGINEERING & CONSTRUCTION — 0.09%
ABB Finance USA Inc.
2.88%, 05/08/22	300	312,710
Fluor Corp.
3.38%, 09/15/21	250	264,785
3.50%, 12/15/24 (Call 09/15/24)	200	212,699

		790,194
ENVIRONMENTAL CONTROL — 0.17%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	204	213,094
3.80%, 05/15/18	150	155,668
4.75%, 05/15/23 (Call 02/15/23)	100	113,855
5.25%, 11/15/21	102	117,323
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[a]	200	208,894
3.13%, 03/01/25 (Call 12/01/24)	60	63,383
3.90%, 03/01/35 (Call 09/01/34)	300	323,961
4.10%, 03/01/45 (Call 09/01/44)	202	226,326
6.10%, 03/15/18	82	87,983

		1,510,487
FOOD — 1.51%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	390	405,048
3.25%, 09/15/22	290	299,145
4.95%, 08/15/20	44	48,556
7.00%, 04/15/19[a]	6	6,729
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	650	689,483
5.65%, 02/15/19	317	349,776
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	200	199,664
4.13%, 12/01/20[a]	100	110,416
Ingredion Inc.
4.63%, 11/01/20	150	163,273
JM Smucker Co. (The)
1.75%, 03/15/18	200	200,923
2.50%, 03/15/20	300	306,641
3.50%, 03/15/25	200	215,308
4.38%, 03/15/45[a]	195	219,278

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Kellogg Co.
3.25%, 04/01/26	$400	$415,067
4.00%, 12/15/20	80	86,780
4.50%, 04/01/46[a]	250	276,765
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	150	183,940
Kraft Heinz Foods Co.
2.00%, 07/02/18	250	252,728
3.00%, 06/01/26 (Call 03/01/26)	365	371,082
3.50%, 06/06/22	240	256,384
3.50%, 07/15/22 (Call 05/15/22)	300	319,630
3.95%, 07/15/25 (Call 04/15/25)	250	272,912
4.38%, 06/01/46 (Call 12/01/45)	400	433,864
5.00%, 07/15/35 (Call 01/15/35)[a]	300	351,753
5.00%, 06/04/42	400	465,512
5.20%, 07/15/45 (Call 01/15/45)[a]	100	120,289
6.50%, 02/09/40	200	272,307
6.88%, 01/26/39	182	254,627
Kroger Co. (The)
2.95%, 11/01/21 (Call 10/01/21)	214	223,981
3.40%, 04/15/22 (Call 01/15/22)	350	371,523
5.40%, 07/15/40 (Call 01/15/40)	200	248,281
7.50%, 04/01/31	185	261,889
8.00%, 09/15/29	150	215,871
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	250	267,680
3.90%, 07/15/21 (Call 04/15/21)	30	32,725
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	150	165,313
5.38%, 02/10/20	315	353,190
6.13%, 02/01/18	172	182,993
6.13%, 08/23/18[a]	200	217,567
6.50%, 02/09/40[a]	250	340,849
Sysco Corp.
1.90%, 04/01/19	200	202,047
2.60%, 10/01/20 (Call 09/01/20)	250	258,265
3.30%, 07/15/26 (Call 04/15/26)	250	262,011
3.75%, 10/01/25 (Call 07/01/25)	275	298,486
4.50%, 04/01/46 (Call 10/01/45)[a]	100	111,356
6.63%, 03/17/39	100	137,324
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	200	216,438
4.50%, 06/15/22 (Call 03/15/22)	442	488,644

Security	Principal (000s)	Value
4.88%, 08/15/34 (Call 02/15/34)	$231	$261,596
Unilever Capital Corp.
3.10%, 07/30/25	100	107,930
4.25%, 02/10/21	450	500,912
5.90%, 11/15/32	217	306,673
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[a,c]	100	107,830

		13,689,254
FOREST PRODUCTS & PAPER — 0.34%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	210,750
4.75%, 01/11/22 (Call 10/11/21)	112	120,680
7.25%, 07/29/19[a]	100	113,976
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	152	159,884
6.25%, 09/01/42	160	172,368
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	206,250
Georgia-Pacific LLC
7.75%, 11/15/29	250	360,938
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	200	199,305
3.65%, 06/15/24 (Call 03/15/24)[a]	100	105,261
4.75%, 02/15/22 (Call 11/15/21)	150	166,143
4.80%, 06/15/44 (Call 12/15/43)	395	416,849
5.00%, 09/15/35 (Call 03/15/35)	154	171,710
6.00%, 11/15/41 (Call 05/15/41)	50	59,374
7.95%, 06/15/18	179	199,313
8.70%, 06/15/38	100	150,931
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	254,008

		3,067,740
GAS — 0.45%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	172	186,992
5.50%, 06/15/41 (Call 12/15/40)	100	128,153
8.50%, 03/15/19	132	153,835
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	260	265,362
2.80%, 11/15/20 (Call 10/15/20)	250	258,067
KeySpan Corp.
5.80%, 04/01/35	125	152,537

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)[a]	$250	$253,224
4.90%, 12/01/21 (Call 09/01/21)	120	128,321
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	276	278,932
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	80	85,954
4.65%, 08/01/43 (Call 02/01/43)	200	228,996
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	154	156,508
2.85%, 11/15/20 (Call 10/15/20)[a]	100	103,023
3.75%, 11/15/25 (Call 08/15/25)	100	107,241
6.00%, 10/15/39[a]	285	365,003
9.80%, 02/15/19	240	286,207
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	250	267,575
4.45%, 03/15/44 (Call 09/15/43)	125	148,641
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	120	126,047
5.25%, 08/15/19	80	85,746
5.88%, 03/15/41 (Call 09/15/40)	100	123,841
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	200	208,259

		4,098,464
HAND & MACHINE TOOLS — 0.05%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)[a]	202	197,932
Stanley Black & Decker Inc.
2.90%, 11/01/22	250	259,146
3.40%, 12/01/21 (Call 09/01/21)	22	23,136

		480,214
HEALTH CARE – PRODUCTS — 1.36%
Becton Dickinson and Co.
2.68%, 12/15/19	300	310,246
3.25%, 11/12/20	186	195,843
3.73%, 12/15/24 (Call 09/15/24)	200	216,826
3.88%, 05/15/24 (Call 02/15/24)	80	86,653
4.69%, 12/15/44 (Call 06/15/44)	130	150,922
4.88%, 05/15/44 (Call 11/15/43)	100	117,604
6.00%, 05/15/39	100	127,762
6.38%, 08/01/19	100	113,233
Boston Scientific Corp.
3.85%, 05/15/25	250	267,772

Security	Principal (000s)	Value
6.00%, 01/15/20	$800	$904,366
Covidien International Finance SA
6.00%, 10/15/17	290	305,648
CR Bard Inc.
1.38%, 01/15/18	300	299,915
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	258,116
4.38%, 09/15/45 (Call 03/15/45)	150	181,306
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	165,340
6.00%, 03/01/20	300	337,329
Medtronic Inc.
1.38%, 04/01/18	550	551,542
2.50%, 03/15/20	300	309,978
3.50%, 03/15/25	382	413,685
3.63%, 03/15/24 (Call 12/15/23)	500	547,082
4.38%, 03/15/35	187	213,934
4.63%, 03/15/44 (Call 09/15/43)	167	197,793
4.63%, 03/15/45	1,100	1,316,038
5.55%, 03/15/40	140	181,048
5.60%, 03/15/19	300	331,284
St. Jude Medical Inc.
2.00%, 09/15/18	300	302,725
2.80%, 09/15/20 (Call 08/15/20)	120	123,400
4.75%, 04/15/43 (Call 10/15/42)	232	249,894
Stryker Corp.
1.30%, 04/01/18	112	112,008
2.63%, 03/15/21 (Call 02/15/21)	400	413,534
3.38%, 11/01/25 (Call 08/01/25)	80	84,131
3.50%, 03/15/26 (Call 12/15/25)	200	212,244
4.10%, 04/01/43 (Call 10/01/42)	100	104,467
4.38%, 05/15/44 (Call 11/15/43)	250	272,996
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	100	102,986
4.15%, 02/01/24 (Call 11/01/23)	306	334,761
4.50%, 03/01/21	400	440,460
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	600	602,839
3.38%, 11/30/21 (Call 08/30/21)	261	273,157
4.45%, 08/15/45 (Call 02/15/45)	400	421,467
5.75%, 11/30/39[a]	150	183,581

		12,335,915

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 1.41%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	$186	$187,419
3.20%, 06/15/26 (Call 03/15/26)	500	509,532
3.95%, 09/01/20	100	107,737
4.13%, 06/01/21 (Call 03/01/21)	130	141,184
4.13%, 11/15/42 (Call 05/15/42)	326	341,757
4.25%, 06/15/36 (Call 12/15/35)	200	208,101
4.38%, 06/15/46 (Call 12/15/45)	500	520,881
6.63%, 06/15/36	142	195,547
Anthem Inc.
1.88%, 01/15/18	322	323,870
3.50%, 08/15/24 (Call 05/15/24)	247	259,457
3.70%, 08/15/21 (Call 05/15/21)	282	300,414
4.35%, 08/15/20	350	380,005
4.63%, 05/15/42	382	421,564
5.85%, 01/15/36	150	186,516
6.38%, 06/15/37	86	113,512
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	162,961
4.50%, 03/15/21 (Call 12/15/20)	462	504,662
5.13%, 06/15/20	237	262,691
5.38%, 02/15/42 (Call 08/15/41)	180	221,200
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	30	34,105
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	218,667
4.95%, 10/01/44 (Call 04/01/44)	200	225,150
7.20%, 06/15/18[a]	252	276,331
Kaiser Foundation Hospitals
3.50%, 04/01/22	150	159,130
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	625	653,423
3.75%, 08/23/22 (Call 05/23/22)[a]	225	238,313
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	200	205,010
4.70%, 04/01/21	200	220,940
4.70%, 03/30/45 (Call 09/30/44)	186	202,944
UnitedHealth Group Inc.
1.90%, 07/16/18	500	505,578
2.70%, 07/15/20	35	36,398
2.75%, 02/15/23 (Call 11/15/22)	400	413,432
2.88%, 03/15/22 (Call 12/15/21)	600	628,360

Security	Principal (000s)	Value
2.88%, 03/15/23	$250	$259,931
3.75%, 07/15/25	415	458,862
4.25%, 03/15/43 (Call 09/15/42)	250	283,284
4.63%, 11/15/41 (Call 05/15/41)	250	294,979
4.70%, 02/15/21 (Call 11/15/20)	350	391,228
4.75%, 07/15/45	226	279,070
5.80%, 03/15/36	99	131,404
5.95%, 02/15/41 (Call 08/15/40)	200	273,921
6.00%, 02/15/18	248	264,954
6.50%, 06/15/37	100	141,674
6.88%, 02/15/38	250	370,310
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)[a]	300	314,476

		12,830,884
HOLDING COMPANIES – DIVERSIFIED — 0.13%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	200	206,831
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)[a]	200	202,565
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	200	210,772
6.63%, 10/23/43 (Call 07/23/43)	100	102,503
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	200	202,680
Prospect Capital Corp.
5.00%, 07/15/19[a]	250	251,250

		1,176,601
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	210,241

		210,241
HOME FURNISHINGS — 0.07%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	104,909
Whirlpool Corp.
3.70%, 05/01/25	250	264,850
4.00%, 03/01/24	100	108,286
4.85%, 06/15/21	105	117,524

		595,569
HOUSEHOLD PRODUCTS & WARES — 0.17%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	82	83,659

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Clorox Co. (The)
3.80%, 11/15/21	$200	$216,567
Kimberly-Clark Corp.
1.90%, 05/22/19	190	193,531
2.40%, 06/01/23	128	132,290
2.65%, 03/01/25[a]	145	150,732
3.88%, 03/01/21	226	248,436
5.30%, 03/01/41	80	107,105
6.63%, 08/01/37	150	225,579
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	200	215,672

		1,573,571
HOUSEWARES — 0.18%
Newell Brands Inc.
2.60%, 03/29/19	400	409,504
3.85%, 04/01/23 (Call 02/01/23)	250	267,000
4.00%, 06/15/22 (Call 03/15/22)	112	118,965
4.00%, 12/01/24 (Call 09/01/24)	250	265,487
4.20%, 04/01/26 (Call 01/01/26)[a]	240	262,296
5.50%, 04/01/46 (Call 10/01/45)	250	310,239

		1,633,491
INSURANCE — 2.84%
Aflac Inc.
3.63%, 11/15/24	261	280,868
6.45%, 08/15/40	150	204,085
Alleghany Corp.
4.95%, 06/27/22	100	109,610
5.63%, 09/15/20	100	110,915
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	200	204,616
Allstate Corp. (The)
4.50%, 06/15/43	200	236,607
5.55%, 05/09/35	188	242,720
7.45%, 05/16/19	112	129,280
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	500	508,770
3.88%, 01/15/35 (Call 07/15/34)[a]	340	332,433
3.90%, 04/01/26 (Call 01/01/26)	800	842,310
4.50%, 07/16/44 (Call 01/16/44)[a]	511	529,205
4.88%, 06/01/22	500	559,496
6.40%, 12/15/20	322	377,325

Security	Principal (000s)	Value
Aon Corp.
5.00%, 09/30/20	$130	$143,697
6.25%, 09/30/40	170	218,576
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	208,498
3.88%, 12/15/25 (Call 09/15/25)	250	268,457
4.25%, 12/12/42	200	199,123
4.60%, 06/14/44 (Call 03/14/44)	100	106,529
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	165,611
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100	111,214
Assurant Inc.
2.50%, 03/15/18	300	301,827
AXA SA
8.60%, 12/15/30	225	317,250
AXIS Specialty Finance LLC
5.88%, 06/01/20	250	276,884
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	500	506,177
4.40%, 05/15/42	156	179,735
5.40%, 05/15/18[a]	490	524,929
5.75%, 01/15/40	100	135,173
Berkshire Hathaway Inc.
1.55%, 02/09/18	167	168,032
2.75%, 03/15/23 (Call 01/15/23)	500	520,228
3.13%, 03/15/26 (Call 12/15/25)[a]	495	525,198
3.40%, 01/31/22	300	323,673
3.75%, 08/15/21	200	218,600
4.50%, 02/11/43[a]	128	151,742
Chubb Corp. (The)
5.75%, 05/15/18	175	187,949
6.50%, 05/15/38	200	292,740
Chubb INA Holdings Inc.
3.35%, 05/15/24	576	617,675
4.35%, 11/03/45 (Call 05/03/45)	535	630,048
5.90%, 06/15/19	80	89,218
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	250	263,384
5.88%, 08/15/20	82	92,259
Fidelity National Financial Inc.
5.50%, 09/01/22	250	272,181

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
First American Financial Corp.
4.60%, 11/15/24	$100	$103,880
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	186	210,405
6.30%, 03/15/18	200	213,138
6.63%, 03/30/40	192	248,328
Infinity Property & Casualty Corp.
5.00%, 09/19/22	200	210,311
Lincoln National Corp.
3.35%, 03/09/25[a]	65	65,630
4.20%, 03/15/22	118	126,855
4.85%, 06/24/21	50	55,223
7.00%, 06/15/40	190	244,789
8.75%, 07/01/19	205	240,721
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	352,199
Manulife Financial Corp.
4.90%, 09/17/20	550	604,232
Markel Corp.
4.90%, 07/01/22	100	109,922
5.35%, 06/01/21	100	110,650
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	156,968
3.30%, 03/14/23 (Call 01/14/23)	300	312,451
3.50%, 03/10/25 (Call 12/10/24)	186	194,595
4.80%, 07/15/21 (Call 04/15/21)	200	221,060
MetLife Inc.
3.05%, 12/15/22	240	249,427
3.60%, 11/13/25 (Call 08/13/25)[a]	105	111,021
4.05%, 03/01/45	215	215,087
4.60%, 05/13/46 (Call 11/13/45)	350	384,197
4.72%, 12/15/44	200	218,746
4.75%, 02/08/21	350	393,021
5.88%, 02/06/41	200	252,735
6.40%, 12/15/66 (Call 12/15/31)[a]	415	464,281
7.72%, 02/15/19	175	201,341
Series D
4.37%, 09/15/23	165	182,480
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	200	215,155
Principal Financial Group Inc.
1.85%, 11/15/17[a]	100	100,242
3.13%, 05/15/23[a]	202	205,130

Security	Principal (000s)	Value
3.30%, 09/15/22	$102	$105,499
6.05%, 10/15/36	132	167,081
Progressive Corp. (The)
3.70%, 01/26/45[a]	120	126,575
3.75%, 08/23/21[a]	350	380,948
Protective Life Corp.
8.45%, 10/15/39	150	213,115
Prudential Financial Inc.
5.10%, 08/15/43	150	168,327
5.40%, 06/13/35	100	115,795
5.70%, 12/14/36	400	478,440
7.38%, 06/15/19	250	287,703
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)	346	361,570
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	150	160,875
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	250	275,000
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)[a]	150	166,125
Series D
6.63%, 12/01/37	55	71,528
Reinsurance Group of America Inc.
5.00%, 06/01/21	300	328,720
Torchmark Corp.
9.25%, 06/15/19	125	147,941
Transatlantic Holdings Inc.
8.00%, 11/30/39	50	69,801
Travelers Companies Inc. (The)
5.80%, 05/15/18	185	198,943
5.90%, 06/02/19	120	134,168
6.25%, 06/15/37	226	318,171
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	205,458
Trinity Acquisition PLC
6.13%, 08/15/43	200	225,784
Unum Group
4.00%, 03/15/24	200	206,320
Voya Financial Inc.
4.80%, 06/15/46	250	253,662
WR Berkley Corp.
4.63%, 03/15/22	55	59,732
4.75%, 08/01/44	130	137,753
5.38%, 09/15/20	120	131,573

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
XLIT Ltd.
5.50%, 03/31/45	$150	$149,188
5.75%, 10/01/21	210	240,972
6.25%, 05/15/27	150	181,788

		25,727,622
INTERNET — 0.58%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[a]	745	758,968
3.60%, 11/28/24 (Call 08/28/24)	200	210,083
4.50%, 11/28/34 (Call 05/28/34)[a]	100	109,273
Alphabet Inc.
3.38%, 02/25/24[a]	100	109,593
3.63%, 05/19/21	300	329,915
Amazon.com Inc.
1.20%, 11/29/17	250	250,630
2.50%, 11/29/22 (Call 08/29/22)	300	309,278
2.60%, 12/05/19 (Call 11/05/19)	250	260,049
3.80%, 12/05/24 (Call 09/05/24)[a]	100	111,623
4.80%, 12/05/34 (Call 06/05/34)	200	239,540
4.95%, 12/05/44 (Call 06/05/44)	200	250,910
Baidu Inc.
3.25%, 08/06/18	400	409,836
3.50%, 11/28/22[a]	400	420,588
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	250	251,556
3.25%, 10/15/20 (Call 07/15/20)	100	104,709
4.00%, 07/15/42 (Call 01/15/42)	390	358,808
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	103,499
5.95%, 08/15/20	232	260,282
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	100	101,839
4.20%, 09/15/20[a]	302	316,497

		5,267,476
IRON & STEEL — 0.29%
Nucor Corp.
5.75%, 12/01/17	191	200,046
6.40%, 12/01/37[a]	250	313,437
Vale Overseas Ltd.
4.38%, 01/11/22[a]	1,000	973,750
4.63%, 09/15/20[a]	450	455,625
5.88%, 06/10/21[a]	250	259,375
6.88%, 11/21/36	300	295,875

Security	Principal (000s)	Value
Vale SA
5.63%, 09/11/42[a]	$187	$160,352

		2,658,460
LEISURE TIME — 0.06%
Carnival Corp.
3.95%, 10/15/20	300	322,652
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)[a]	50	53,194
4.63%, 07/28/45 (Call 01/28/45)[a]	150	165,077

		540,923
LODGING — 0.16%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[a]	95	96,731
5.38%, 08/15/21 (Call 05/15/21)	60	67,385
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[a]	155	158,522
3.00%, 03/01/19 (Call 12/01/18)	80	82,369
3.25%, 09/15/22 (Call 06/15/22)	202	208,131
Series N
3.13%, 10/15/21 (Call 07/15/21)	100	103,172
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	485	505,412
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	200	209,286

		1,431,008
MACHINERY — 0.80%
Caterpillar Financial Services Corp.
1.70%, 06/16/18	250	252,317
2.10%, 06/09/19[a]	50	50,942
2.25%, 12/01/19	215	220,409
2.50%, 11/13/20	250	258,371
2.75%, 08/20/21	200	208,403
3.25%, 12/01/24[a]	250	267,964
3.30%, 06/09/24[a]	250	267,898
7.15%, 02/15/19	870	989,097
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	200	216,149
4.30%, 05/15/44 (Call 11/15/43)[a]	50	56,340
5.20%, 05/27/41	300	374,321
5.30%, 09/15/35	200	245,073
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	100	120,198

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	$526	$542,392
4.38%, 10/16/19	80	87,369
5.38%, 10/16/29	196	250,638
John Deere Capital Corp.
1.35%, 01/16/18	220	220,671
1.60%, 07/13/18	250	251,999
1.95%, 01/08/19	250	253,901
2.05%, 03/10/20	100	101,602
2.30%, 09/16/19	280	287,272
2.55%, 01/08/21	450	465,004
2.75%, 03/15/22	300	312,368
3.15%, 10/15/21	70	74,389
3.35%, 06/12/24	240	259,295
Series 0014
2.45%, 09/11/20	250	257,163
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	82,958
6.25%, 12/01/37	100	138,977
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	150	151,745

		7,265,225
MANUFACTURING — 1.42%
3M Co.
1.63%, 06/15/19	50	50,616
2.00%, 06/26/22	500	511,605
5.70%, 03/15/37	250	342,744
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	209,861
Dover Corp.
5.38%, 10/15/35	85	106,295
5.38%, 03/01/41 (Call 12/01/40)	132	170,255
5.45%, 03/15/18	100	105,914
Eaton Corp.
1.50%, 11/02/17	280	280,239
2.75%, 11/02/22	200	205,951
4.00%, 11/02/32	358	385,573
5.60%, 05/15/18[a]	62	66,290
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	50	53,558
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)[a]	851	873,778
2.70%, 10/09/22[a]	380	397,425

Security	Principal (000s)	Value
3.45%, 05/15/24 (Call 02/13/24)	$129	$141,242
4.13%, 10/09/42	405	454,960
4.50%, 03/11/44	250	297,027
4.63%, 01/07/21	225	253,882
4.65%, 10/17/21	575	656,103
5.25%, 12/06/17	493	518,630
5.30%, 02/11/21	470	540,807
5.50%, 01/08/20	100	113,273
5.88%, 01/14/38	750	1,027,837
6.00%, 08/07/19	185	210,320
6.88%, 01/10/39	750	1,148,348
Series A
6.75%, 03/15/32	167	237,926
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	107,288
3.50%, 03/01/24 (Call 12/01/23)[a]	100	109,098
3.90%, 09/01/42 (Call 03/01/42)	200	223,995
4.88%, 09/15/41 (Call 03/15/41)	150	187,843
6.25%, 04/01/19	112	125,720
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	200	220,044
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	253,806
4.65%, 11/01/44 (Call 05/01/44)	190	209,610
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)[a]	350	375,389
Series A
6.25%, 05/15/38	100	142,187
Pentair Finance SA
2.65%, 12/01/19[a]	62	61,799
3.15%, 09/15/22 (Call 06/15/22)	202	199,471
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	55	57,802
5.95%, 09/21/21 (Call 06/21/21)	285	328,143
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	250	244,715
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	85	88,975
3.50%, 02/03/22 (Call 11/03/21)	150	156,638
6.55%, 10/01/17	127	133,870
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)[a]	250	272,837

		12,859,689

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
MEDIA — 3.31%
21st Century Fox America Inc.
3.00%, 09/15/22	$300	$312,968
3.70%, 09/15/24 (Call 06/15/24)	200	216,321
4.50%, 02/15/21[a]	400	444,031
6.15%, 02/15/41	550	710,181
6.20%, 12/15/34	50	63,583
6.40%, 12/15/35	150	195,017
6.65%, 11/15/37	300	400,063
6.90%, 03/01/19	500	563,318
6.90%, 08/15/39	150	202,574
7.75%, 12/01/45[a]	175	265,911
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	500	524,408
3.50%, 01/15/25 (Call 10/15/24)	50	51,904
3.70%, 08/15/24 (Call 05/15/24)	200	211,421
4.90%, 08/15/44 (Call 02/15/44)	252	272,909
5.50%, 05/15/33[a]	75	84,705
5.75%, 04/15/20	182	205,859
7.88%, 07/30/30	245	347,529
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[c]	600	628,276
4.91%, 07/23/25 (Call 04/23/25)[c]	565	623,064
6.38%, 10/23/35 (Call 04/23/35)[c]	500	596,985
6.48%, 10/23/45 (Call 04/23/45)[c]	330	404,254
6.83%, 10/23/55 (Call 04/23/55)[c]	400	492,819
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	281,867
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	200	198,195
2.75%, 03/01/23 (Call 02/01/23)	300	311,483
3.13%, 07/15/22	100	106,656
3.38%, 08/15/25 (Call 05/15/25)[a]	250	268,869
3.40%, 07/15/46 (Call 01/15/46)	100	98,380
4.20%, 08/15/34 (Call 02/15/34)	500	556,692
4.25%, 01/15/33	500	561,208
4.60%, 08/15/45 (Call 02/15/45)[a]	146	171,352
4.65%, 07/15/42	550	644,860
4.75%, 03/01/44	475	567,284
5.70%, 07/01/19	242	271,490
6.45%, 03/15/37	225	314,370
6.95%, 08/15/37	165	241,851
7.05%, 03/15/33	300	428,253

Security	Principal (000s)	Value
Discovery Communications LLC
3.30%, 05/15/22	$200	$203,954
4.38%, 06/15/21	200	216,061
4.88%, 04/01/43	304	287,432
5.05%, 06/01/20	100	109,895
6.35%, 06/01/40	112	119,461
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)	200	238,793
6.63%, 03/18/25	500	623,820
Historic TW Inc.
6.63%, 05/15/29	250	327,483
NBCUniversal Media LLC
4.38%, 04/01/21	412	460,956
5.15%, 04/30/20	1,453	1,638,536
6.40%, 04/30/40	250	352,442
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	103,224
8.63%, 01/15/19	100	115,436
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	250	254,851
TCI Communications Inc.
7.13%, 02/15/28	500	706,512
Thomson Reuters Corp.
1.65%, 09/29/17	400	400,870
3.85%, 09/29/24 (Call 06/29/24)[a]	200	214,395
3.95%, 09/30/21 (Call 06/30/21)	200	215,190
5.65%, 11/23/43 (Call 05/23/43)	100	120,819
6.50%, 07/15/18	92	100,145
Time Warner Cable Inc.
5.00%, 02/01/20	200	217,912
5.50%, 09/01/41 (Call 03/01/41)	400	435,368
6.55%, 05/01/37	300	362,629
6.75%, 07/01/18	250	272,470
6.75%, 06/15/39	500	619,923
7.30%, 07/01/38	250	326,747
8.25%, 04/01/19	480	555,095
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150	194,761
Time Warner Inc.
2.10%, 06/01/19	200	202,925
3.40%, 06/15/22	450	477,157
3.60%, 07/15/25 (Call 04/15/25)	350	374,952
4.65%, 06/01/44 (Call 12/01/43)	146	162,234

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.75%, 03/29/21	$210	$235,327
4.88%, 03/15/20	140	154,792
4.90%, 06/15/42	190	215,765
5.35%, 12/15/43	200	241,654
6.10%, 07/15/40	300	384,441
6.20%, 03/15/40	100	129,403
6.25%, 03/29/41	58	75,927
6.50%, 11/15/36	100	131,637
7.63%, 04/15/31	385	541,583
7.70%, 05/01/32	197	281,586
Viacom Inc.
3.88%, 12/15/21	350	372,606
4.38%, 03/15/43	200	179,636
4.50%, 03/01/21	200	217,540
4.85%, 12/15/34 (Call 06/15/34)[a]	211	211,545
5.85%, 09/01/43 (Call 03/01/43)	112	123,654
6.88%, 04/30/36	350	413,095
Walt Disney Co. (The)
1.10%, 12/01/17	234	234,447
1.85%, 05/30/19	300	305,217
2.15%, 09/17/20	200	205,712
2.35%, 12/01/22	50	51,436
2.55%, 02/15/22	300	311,945
3.00%, 02/13/26[a]	400	424,745
3.70%, 12/01/42	100	107,211
4.38%, 08/16/41	200	235,701
5.50%, 03/15/19	130	143,680
7.00%, 03/01/32	100	145,263
Series E
4.13%, 12/01/41	100	114,100

		30,043,006
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
1.25%, 01/15/18	192	192,454
2.50%, 01/15/23 (Call 10/15/22)	250	257,040
3.90%, 01/15/43 (Call 07/15/42)	130	145,250
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	200	189,689

		784,433
MINING — 0.75%
Barrick North America Finance LLC
4.40%, 05/30/21	400	436,980
5.70%, 05/30/41	356	409,003
7.50%, 09/15/38	150	183,040

Security	Principal (000s)	Value
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	$325	$340,022
3.25%, 11/21/21[a]	200	212,531
3.85%, 09/30/23[a]	345	376,477
5.00%, 09/30/43	429	507,665
6.50%, 04/01/19	405	455,519
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	200	208,569
5.45%, 06/09/44 (Call 12/09/43)[a]	200	217,148
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	180	186,779
4.88%, 03/15/42 (Call 09/15/41)	175	184,048
6.25%, 10/01/39	208	244,704
Placer Dome Inc.
6.45%, 10/15/35	180	205,205
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	200	212,015
5.20%, 11/02/40	280	324,219
9.00%, 05/01/19	332	395,350
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	374	384,850
4.13%, 08/21/42 (Call 02/21/42)[a]	171	176,402
4.75%, 03/22/42 (Call 09/22/41)	130	142,557
Southern Copper Corp.
3.88%, 04/23/25	350	351,312
6.75%, 04/16/40	75	82,875
7.50%, 07/27/35	500	591,250

		6,828,520
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	100	104,120
6.25%, 03/15/19[a]	100	109,286
Xerox Corp.
2.80%, 05/15/20[a]	100	98,848
4.50%, 05/15/21[a]	150	156,245
4.80%, 03/01/35[a]	120	114,648
6.35%, 05/15/18	130	138,450
6.75%, 12/15/39[a]	80	80,669

		802,266
OIL & GAS — 5.62%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	300	311,254

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	$350	$338,964
5.55%, 03/15/26 (Call 12/15/25)[a]	150	165,460
6.20%, 03/15/40	96	106,468
6.38%, 09/15/17	31	32,372
6.45%, 09/15/36	399	457,493
6.60%, 03/15/46 (Call 09/15/45)[a]	300	355,575
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	206	201,324
3.25%, 04/15/22 (Call 01/15/22)	500	510,380
4.25%, 01/15/44 (Call 07/15/43)	325	315,881
5.10%, 09/01/40 (Call 03/01/40)	70	72,662
6.00%, 01/15/37	211	241,349
BP Capital Markets PLC
1.38%, 05/10/18	600	600,792
2.32%, 02/13/20	300	306,858
2.50%, 11/06/22	250	252,418
2.75%, 05/10/23	500	507,373
3.06%, 03/17/22	300	314,534
3.51%, 03/17/25[a]	505	538,695
3.54%, 11/04/24	100	106,700
3.56%, 11/01/21	250	268,669
3.99%, 09/26/23	250	273,910
4.50%, 10/01/20	200	220,909
4.74%, 03/11/21	100	112,131
4.75%, 03/10/19	250	270,029
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	315	321,033
6.25%, 03/15/38	121	131,602
6.45%, 06/30/33	100	107,166
6.50%, 02/15/37	175	191,829
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	300	299,843
1.72%, 06/24/18 (Call 05/24/18)	466	470,157
1.96%, 03/03/20 (Call 02/03/20)	350	355,003
2.10%, 05/16/21 (Call 04/15/21)	200	203,266
2.19%, 11/15/19 (Call 10/15/19)	400	409,602
2.36%, 12/05/22 (Call 09/05/22)	600	610,954
2.41%, 03/03/22 (Call 01/03/22)	645	660,648
2.42%, 11/17/20 (Call 10/17/20)	100	103,134
2.95%, 05/16/26 (Call 02/16/26)	300	312,207
3.33%, 11/17/25 (Call 08/17/25)	25	26,922
4.95%, 03/03/19	500	543,496

Security	Principal (000s)	Value
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)[a]	$100	$104,592
5.88%, 05/01/22 (Call 05/01/17)	100	104,157
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	500	509,760
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	417,381
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24[a]	200	218,444
4.88%, 04/30/44	250	298,754
Conoco Funding Co.
7.25%, 10/15/31	300	394,902
ConocoPhillips
5.20%, 05/15/18	100	105,777
5.75%, 02/01/19	600	654,235
6.00%, 01/15/20[a]	200	225,394
6.50%, 02/01/39	625	818,553
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	120,885
ConocoPhillips Co.
1.50%, 05/15/18	95	94,768
2.40%, 12/15/22 (Call 09/15/22)	150	148,432
3.35%, 11/15/24 (Call 08/15/24)	450	461,106
4.15%, 11/15/34 (Call 05/15/34)	146	146,400
4.20%, 03/15/21 (Call 02/15/21)[a]	450	484,416
4.95%, 03/15/26 (Call 12/15/25)	300	340,129
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	126,510
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	146	134,833
5.00%, 06/15/45 (Call 12/15/44)	200	191,243
5.60%, 07/15/41 (Call 01/15/41)	100	99,367
7.95%, 04/15/32	320	389,003
Devon Financing Co. LLC
7.88%, 09/30/31	100	122,158
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	600	614,250
5.88%, 05/28/45	500	466,875
7.63%, 07/23/19	400	456,000
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	200	196,928
6.50%, 05/15/19	100	107,127
6.50%, 02/01/38	200	199,354

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	$223	$222,813
3.90%, 04/01/35 (Call 10/01/34)	235	238,121
4.10%, 02/01/21	100	107,819
5.63%, 06/01/19	180	198,109
5.88%, 09/15/17	25	26,164
EQT Corp.
4.88%, 11/15/21	202	220,315
8.13%, 06/01/19	50	57,348
Exxon Mobil Corp.
1.71%, 03/01/19	300	302,969
2.22%, 03/01/21 (Call 02/01/21)	700	714,564
2.71%, 03/06/25 (Call 12/06/24)	700	727,394
3.04%, 03/01/26 (Call 12/01/25)[a]	250	264,783
3.18%, 03/15/24 (Call 12/15/23)	350	374,138
3.57%, 03/06/45 (Call 09/06/44)	45	47,206
4.11%, 03/01/46 (Call 09/01/45)	500	572,787
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	65	62,954
5.60%, 02/15/41	175	176,683
6.00%, 01/15/40	120	123,389
7.13%, 03/15/33	37	41,212
7.30%, 08/15/31	300	339,128
7.88%, 10/01/29	130	153,578
8.13%, 02/15/19	112	126,605
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	130	136,542
4.00%, 04/15/24 (Call 01/15/24)	100	102,447
6.80%, 09/15/37	50	59,960
7.25%, 12/15/19	155	177,811
Kerr-McGee Corp.
6.95%, 07/01/24	150	174,897
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	100	96,761
3.85%, 06/01/25 (Call 03/01/25)[a]	200	185,609
5.90%, 03/15/18	100	104,398
6.00%, 10/01/17	250	258,755
6.60%, 10/01/37	200	203,937
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[a]	95	98,659
5.00%, 09/15/54 (Call 03/15/54)	204	184,000
5.13%, 03/01/21	54	60,044
5.85%, 12/15/45 (Call 06/15/45)	100	103,142
6.50%, 03/01/41 (Call 09/01/40)	190	211,680

Security	Principal (000s)	Value
Nabors Industries Inc.
4.63%, 09/15/21	$350	$327,250
6.15%, 02/15/18	250	257,500
Nexen Energy ULC
5.88%, 03/10/35	60	75,417
6.20%, 07/30/19	125	139,037
6.40%, 05/15/37	87	117,364
7.50%, 07/30/39	142	215,471
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	242	256,665
5.05%, 11/15/44 (Call 05/15/44)	90	89,626
6.00%, 03/01/41 (Call 09/01/40)	325	352,090
8.25%, 03/01/19	225	256,522
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	300,832
2.60%, 04/15/22 (Call 03/15/22)	150	153,263
2.70%, 02/15/23 (Call 11/15/22)	252	255,770
3.13%, 02/15/22 (Call 11/15/21)	42	44,048
3.40%, 04/15/26 (Call 01/15/26)[a]	440	464,273
4.40%, 04/15/46 (Call 10/15/45)	250	278,275
4.63%, 06/15/45 (Call 12/15/44)	35	39,993
Petro-Canada
6.80%, 05/15/38	110	147,081
9.25%, 10/15/21	75	95,539
Petroleos Mexicanos
3.13%, 01/23/19	200	202,496
3.50%, 07/23/20	700	708,877
3.50%, 01/30/23	310	300,806
4.50%, 01/23/26[a]	250	250,962
4.88%, 01/24/22	260	271,182
4.88%, 01/18/24	330	343,594
5.50%, 01/21/21	450	484,960
5.50%, 06/27/44	150	142,469
5.63%, 01/23/46	610	587,694
5.75%, 03/01/18	700	736,984
6.38%, 02/04/21[a,c]	200	221,725
6.38%, 01/23/45	1,275	1,341,945
6.50%, 06/02/41	200	211,780
6.63%, 06/15/35	320	345,808
6.88%, 08/04/26[a,c]	150	175,000
8.00%, 05/03/19	200	226,285
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	150	163,725
4.88%, 11/15/44 (Call 05/15/44)	431	482,324

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.88%, 05/01/42	$173	$216,734
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	400	412,440
3.95%, 07/15/22 (Call 04/15/22)	250	263,120
Shell International Finance BV
1.25%, 11/10/17	100	100,182
1.88%, 05/10/21	200	200,394
2.00%, 11/15/18	225	228,434
2.13%, 05/11/20	500	508,819
2.25%, 11/10/20	420	428,775
2.25%, 01/06/23	500	502,386
2.38%, 08/21/22	255	259,192
2.88%, 05/10/26	200	205,045
3.25%, 05/11/25	750	794,965
4.00%, 05/10/46	300	314,588
4.30%, 09/22/19	100	108,325
4.38%, 05/11/45	365	402,981
4.55%, 08/12/43	200	225,243
5.50%, 03/25/40	250	313,176
6.38%, 12/15/38	400	549,615
Statoil ASA
2.90%, 11/08/20	250	261,235
3.15%, 01/23/22	300	317,070
3.25%, 11/10/24	650	688,917
4.80%, 11/08/43	285	342,434
5.10%, 08/17/40	150	183,241
5.25%, 04/15/19	300	328,374
7.15%, 01/15/29	100	137,747
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	400	422,235
6.10%, 06/01/18	187	200,800
6.50%, 06/15/38[a]	160	210,059
6.85%, 06/01/39	130	178,319
Total Capital Canada Ltd.
2.75%, 07/15/23	300	310,681
Total Capital International SA
2.70%, 01/25/23	600	620,030
3.75%, 04/10/24[a]	300	329,343
Total Capital SA
4.13%, 01/28/21[a]	125	137,369
4.45%, 06/24/20	200	220,763
Valero Energy Corp.
4.90%, 03/15/45[a]	100	98,822

Security	Principal (000s)	Value
6.13%, 02/01/20	$250	$283,173
6.63%, 06/15/37	160	186,777
7.50%, 04/15/32[a]	235	292,379
XTO Energy Inc.
5.50%, 06/15/18	450	482,925

		50,969,255
OIL & GAS SERVICES — 0.28%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	128	133,223
5.13%, 09/15/40	360	399,753
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	102	105,879
3.50%, 08/01/23 (Call 05/01/23)	263	270,591
4.50%, 11/15/41 (Call 05/15/41)	60	61,190
4.85%, 11/15/35 (Call 05/15/35)	270	289,743
5.00%, 11/15/45 (Call 05/15/45)[a]	175	192,387
6.15%, 09/15/19	150	168,716
7.45%, 09/15/39	279	389,846
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	50	46,607
3.95%, 12/01/42 (Call 06/01/42)[a]	192	151,404
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	300	323,851

		2,533,190
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	54,607
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	180	196,529
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,127
5.75%, 11/01/40 (Call 05/01/40)	132	157,431

		424,694
PHARMACEUTICALS — 4.33%
Abbott Laboratories
4.13%, 05/27/20[a]	200	216,504
5.13%, 04/01/19	212	231,092
5.30%, 05/27/40	418	502,383
AbbVie Inc.
1.75%, 11/06/17	542	544,238
2.30%, 05/14/21 (Call 04/14/21)	755	763,247
2.50%, 05/14/20 (Call 04/14/20)	520	531,763
2.85%, 05/14/23 (Call 03/14/23)	200	203,117

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.90%, 11/06/22	$200	$205,351
3.20%, 11/06/22 (Call 09/06/22)	500	521,396
3.20%, 05/14/26 (Call 02/14/26)	520	532,861
3.60%, 05/14/25 (Call 02/14/25)	490	517,471
4.30%, 05/14/36 (Call 11/14/35)	200	211,355
4.40%, 11/06/42	375	397,447
4.45%, 05/14/46 (Call 11/14/45)	200	214,418
4.50%, 05/14/35 (Call 11/14/34)	320	345,817
4.70%, 05/14/45 (Call 11/14/44)	250	278,168
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	500	516,227
3.45%, 03/15/22 (Call 01/15/22)	150	156,887
3.80%, 03/15/25 (Call 12/15/24)	257	271,242
4.55%, 03/15/35 (Call 09/15/34)	765	820,977
4.75%, 03/15/45 (Call 09/15/44)[a]	325	357,840
4.85%, 06/15/44 (Call 12/15/43)	250	278,075
Actavis Inc.
1.88%, 10/01/17	450	451,102
3.25%, 10/01/22 (Call 07/01/22)	350	361,269
4.63%, 10/01/42 (Call 04/01/42)	100	107,480
6.13%, 08/15/19	160	179,071
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	500	497,955
3.38%, 09/15/20	250	261,481
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	400	420,146
3.50%, 11/15/21 (Call 08/15/21)	245	260,697
4.25%, 03/01/45 (Call 09/01/44)	130	142,940
AstraZeneca PLC
1.75%, 11/16/18	100	100,986
1.95%, 09/18/19	100	101,622
2.38%, 11/16/20	750	771,059
3.38%, 11/16/25	200	214,328
4.00%, 09/18/42	100	106,765
4.38%, 11/16/45	225	254,248
5.90%, 09/15/17	307	321,702
6.45%, 09/15/37	350	484,924
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	100	101,752
4.00%, 06/23/25 (Call 03/23/25)	40	42,630
5.25%, 06/23/45 (Call 12/23/44)	290	341,333
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	100,944

Security	Principal (000s)	Value
4.50%, 03/01/44 (Call 09/01/43)[a]	$275	$343,467
5.88%, 11/15/36	176	235,328
Cardinal Health Inc.
3.20%, 06/15/22[a]	180	188,423
3.75%, 09/15/25 (Call 06/15/25)	150	162,632
4.50%, 11/15/44 (Call 05/15/44)	200	219,215
4.60%, 03/15/43	130	143,188
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)[a]	100	104,544
Eli Lilly & Co.
1.95%, 03/15/19	207	210,066
2.75%, 06/01/25 (Call 03/01/25)[a]	60	63,410
3.70%, 03/01/45 (Call 09/01/44)	250	272,633
5.50%, 03/15/27	200	257,451
Express Scripts Holding Co.
2.25%, 06/15/19	154	156,277
3.50%, 06/15/24 (Call 03/15/24)	146	151,703
3.90%, 02/15/22	210	226,230
4.50%, 02/25/26 (Call 11/27/25)	300	330,512
4.75%, 11/15/21	186	208,417
4.80%, 07/15/46 (Call 01/15/46)	300	319,780
6.13%, 11/15/41	202	251,961
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	250	261,918
5.65%, 05/15/18	252	270,668
6.38%, 05/15/38	704	1,026,731
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	200	209,852
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	300	302,806
2.05%, 03/01/23 (Call 01/01/23)	500	509,285
2.45%, 03/01/26 (Call 12/01/25)	350	361,779
3.38%, 12/05/23	100	110,538
3.55%, 03/01/36 (Call 09/01/35)	300	336,393
3.70%, 03/01/46 (Call 09/01/45)[a]	300	345,078
4.50%, 12/05/43 (Call 06/05/43)	200	258,060
5.15%, 07/15/18	477	513,199
5.95%, 08/15/37	280	417,518
McKesson Corp.
2.28%, 03/15/19	226	230,089
2.70%, 12/15/22 (Call 09/15/22)	198	201,535
3.80%, 03/15/24 (Call 12/15/23)[a]	250	270,797
4.75%, 03/01/21 (Call 12/01/20)	100	110,806

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.00%, 03/01/41 (Call 09/01/40)	$130	$169,215
7.50%, 02/15/19	200	228,017
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	176	191,032
4.90%, 11/01/19	250	271,295
Merck & Co. Inc.
1.10%, 01/31/18[a]	180	180,137
1.30%, 05/18/18[a]	500	501,729
2.75%, 02/10/25 (Call 11/10/24)	240	250,785
2.80%, 05/18/23	342	358,688
3.70%, 02/10/45 (Call 08/10/44)[a]	200	213,479
4.15%, 05/18/43	204	232,746
6.50%, 12/01/33	300	422,662
6.55%, 09/15/37	200	289,244
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	431,547
5.85%, 06/30/39	175	238,348
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	100	110,625
Mylan NV
3.00%, 12/15/18[c]	100	102,348
3.95%, 06/15/26 (Call 03/15/26)[a,c]	400	412,880
5.25%, 06/15/46 (Call 12/15/45)[c]	250	273,946
Novartis Capital Corp.
2.40%, 09/21/22	200	206,496
3.40%, 05/06/24	171	187,466
4.00%, 11/20/45 (Call 05/20/45)	400	455,105
4.40%, 05/06/44	200	239,814
Novartis Securities Investment Ltd.
5.13%, 02/10/19	786	858,926
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	300	307,901
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	500	506,237
Pfizer Inc.
3.00%, 06/15/23	300	319,562
3.40%, 05/15/24[a]	300	328,750
6.20%, 03/15/19	532	595,410
7.20%, 03/15/39	512	781,467
Sanofi
1.25%, 04/10/18	350	350,580
4.00%, 03/29/21	350	384,806

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Co. BV Series 2
3.65%, 11/10/21[a]	$200	$212,323
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	165	211,334
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	250	251,865
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	300	300,551
2.20%, 07/21/21	500	499,746
2.80%, 07/21/23	500	502,514
3.15%, 10/01/26	550	554,749
4.10%, 10/01/46[a]	350	356,808
Wyeth LLC
5.95%, 04/01/37	230	307,789
6.00%, 02/15/36	325	434,663
6.45%, 02/01/24	420	534,308
Zoetis Inc.
1.88%, 02/01/18	200	200,360
3.25%, 02/01/23 (Call 11/01/22)	100	102,997
4.50%, 11/13/25 (Call 08/13/25)	250	279,889
4.70%, 02/01/43 (Call 08/01/42)	250	268,480

		39,244,218
PIPELINES — 2.75%
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	100	99,472
4.88%, 02/01/21 (Call 11/01/20)	100	106,766
5.50%, 08/15/19	40	43,393
5.85%, 11/15/43 (Call 05/15/43)	100	101,654
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	331	353,687
5.85%, 01/15/41 (Call 07/15/40)	50	59,997
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	270	322,004
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 10/03/16)	450	465,750
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	250	310,667
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	226	219,333
3.90%, 05/15/24 (Call 02/15/24)	200	188,278

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$180	$185,670
7.38%, 10/15/45 (Call 04/15/45)	300	371,596
9.88%, 03/01/19	132	153,860
Series B
6.50%, 04/15/18	150	159,075
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	100	100,185
4.50%, 06/10/44 (Call 12/10/43)	200	172,248
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	400	393,930
4.65%, 06/01/21 (Call 03/01/21)	102	108,457
4.90%, 03/15/35 (Call 09/15/34)	500	472,185
5.15%, 02/01/43 (Call 08/01/42)	252	235,538
5.20%, 02/01/22 (Call 11/01/21)	150	162,470
6.05%, 06/01/41 (Call 12/01/40)	106	109,029
6.13%, 12/15/45 (Call 06/15/45)	250	269,475
9.00%, 04/15/19	290	331,144
9.70%, 03/15/19	111	128,150
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	150	141,869
4.40%, 04/01/24 (Call 01/01/24)	200	194,105
5.05%, 04/01/45 (Call 10/01/44)	154	131,734
Enterprise Products Operating LLC
1.65%, 05/07/18	405	405,362
3.35%, 03/15/23 (Call 12/15/22)	400	412,171
4.05%, 02/15/22	200	214,862
4.45%, 02/15/43 (Call 08/15/42)	200	200,683
4.85%, 08/15/42 (Call 02/15/42)	200	211,241
4.90%, 05/15/46 (Call 11/15/45)	175	188,464
5.10%, 02/15/45 (Call 08/15/44)	500	549,336
5.20%, 09/01/20	280	312,214
5.70%, 02/15/42	20	23,354
6.45%, 09/01/40	100	122,911
7.55%, 04/15/38	250	334,554
Series D
6.88%, 03/01/33	165	205,280
Series L
6.30%, 09/15/17	100	104,827
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	202	194,094
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	346,619
3.50%, 09/01/23 (Call 06/01/23)	200	197,931

Security	Principal (000s)	Value
3.95%, 09/01/22 (Call 06/01/22)	$300	$311,250
4.15%, 03/01/22	200	208,683
4.15%, 02/01/24 (Call 11/01/23)	250	255,149
5.30%, 09/15/20	350	382,062
5.40%, 09/01/44 (Call 03/01/44)	200	199,210
5.50%, 03/01/44 (Call 09/01/43)	50	50,866
5.95%, 02/15/18[a]	88	92,837
6.50%, 02/01/37	84	90,687
6.55%, 09/15/40	200	218,554
6.95%, 01/15/38	310	352,185
7.50%, 11/15/40	264	311,246
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	378,945
4.30%, 06/01/25 (Call 03/01/25)[a]	165	171,321
5.05%, 02/15/46 (Call 08/15/45)	100	96,038
5.30%, 12/01/34 (Call 06/01/34)	300	298,323
5.55%, 06/01/45 (Call 12/01/44)	150	154,830
Magellan Midstream Partners LP
4.25%, 02/01/21	180	193,632
5.15%, 10/15/43 (Call 04/15/43)	250	275,980
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[c]	200	201,112
4.88%, 06/01/25 (Call 03/01/25)[c]	250	255,792
5.50%, 02/15/23 (Call 08/15/17)[c]	150	155,250
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	149,687
3.38%, 10/01/22 (Call 07/01/22)	100	100,762
6.13%, 02/01/41 (Call 08/01/40)	240	258,884
6.65%, 10/01/36	100	109,653
8.63%, 03/01/19	180	205,182
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	318,594
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)[a]	250	251,113
2.85%, 01/31/23 (Call 10/31/22)	200	188,846
3.65%, 06/01/22 (Call 03/01/22)	250	252,099
3.85%, 10/15/23 (Call 07/15/23)	171	170,058
4.30%, 01/31/43 (Call 07/31/42)	300	249,144
4.90%, 02/15/45 (Call 08/15/44)	200	182,099
5.15%, 06/01/42 (Call 12/01/41)	90	83,378
8.75%, 05/01/19	130	149,899

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	$200	$219,289
Southern Natural Gas Co. LLC
8.00%, 03/01/32	150	184,711
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	161,284
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	207	203,777
6.20%, 04/15/18	50	52,925
8.00%, 10/01/19	100	115,241
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	150	153,818
4.60%, 06/15/21 (Call 03/15/21)	200	216,746
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	288,042
6.10%, 02/15/42	250	273,039
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	149,534
4.65%, 06/15/21 (Call 03/15/21)	100	103,805
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75	89,881
Texas Eastern Transmission LP
7.00%, 07/15/32	225	278,745
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	65,156
2.50%, 08/01/22[a]	450	450,468
3.80%, 10/01/20	85	90,348
4.63%, 03/01/34 (Call 12/01/33)	245	267,237
5.85%, 03/15/36	200	244,366
6.20%, 10/15/37	207	261,965
6.50%, 08/15/18	175	190,572
7.63%, 01/15/39	485	717,260
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	458,327
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	200	198,365
4.30%, 03/04/24 (Call 12/04/23)	550	562,452
5.25%, 03/15/20	300	322,650
5.80%, 11/15/43 (Call 05/15/43)	205	212,728
6.30%, 04/15/40	442	481,762

Security	Principal (000s)	Value
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)	$450	$465,750

		24,919,217
REAL ESTATE — 0.17%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	270	274,331
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	500	523,760
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	200	221,632
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	200	207,059
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	350	342,183

		1,568,965
REAL ESTATE INVESTMENT TRUSTS — 1.99%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	250	258,081
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	100	102,490
3.38%, 10/15/26 (Call 07/15/26)[a]	285	291,163
3.45%, 09/15/21	252	264,721
4.00%, 06/01/25 (Call 03/01/25)	400	429,225
4.40%, 02/15/26 (Call 11/15/25)[a]	55	60,602
4.50%, 01/15/18	112	116,505
5.00%, 02/15/24	106	120,683
5.05%, 09/01/20[a]	100	110,772
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	150	154,184
3.50%, 11/15/24 (Call 08/15/24)	200	210,814
3.95%, 01/15/21 (Call 10/15/20)	50	53,368
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	230	245,357
3.70%, 11/15/18 (Call 08/17/18)	100	104,146
3.80%, 02/01/24 (Call 11/01/23)	200	215,075
4.13%, 05/15/21 (Call 02/15/21)	175	189,759
5.88%, 10/15/19 (Call 07/17/19)	200	223,031
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	131	133,760
4.95%, 04/15/18 (Call 03/15/18)	200	207,981
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	100,105
4.25%, 01/15/24 (Call 10/15/23)	146	158,416

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	$250	$245,275
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)[a]	150	158,099
Crown Castle International Corp.
5.25%, 01/15/23	500	570,050
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	205	221,778
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	250	272,205
5.25%, 03/15/21 (Call 12/15/20)	210	233,980
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	505	549,579
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)[a]	250	250,538
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	201,799
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	150	169,193
4.75%, 07/15/20 (Call 04/15/20)	350	385,004
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	211	216,360
3.50%, 04/01/25 (Call 01/01/25)	150	155,283
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	113,280
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	500	508,809
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)[a]	252	255,465
4.00%, 06/01/25 (Call 03/01/25)	154	157,128
4.25%, 11/15/23 (Call 08/15/23)	250	261,974
5.38%, 02/01/21 (Call 11/03/20)	250	280,094
6.70%, 01/30/18	75	80,111
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	350	380,740
6.70%, 01/15/18 (Call 07/15/17)	125	129,889
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)[a]	440	453,851
Series D
3.75%, 10/15/23 (Call 07/15/23)	125	126,369
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	80	84,688
4.80%, 07/15/18 (Call 05/15/18)	175	182,290

Security	Principal (000s)	Value
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	$150	$155,865
4.25%, 04/01/45 (Call 10/01/44)	75	79,751
4.30%, 02/01/18 (Call 11/01/17)	150	154,232
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	430,724
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	92,426
4.50%, 04/18/22 (Call 01/18/22)	160	162,054
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	186	188,471
5.50%, 07/15/21 (Call 04/15/21)	200	224,360
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	250	248,558
5.88%, 03/15/24 (Call 03/15/17)[a]	250	262,500
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	550	556,443
6.75%, 08/15/19	125	141,362
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	100	101,000
4.50%, 02/01/25 (Call 11/01/24)	100	97,811
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	200	201,496
2.50%, 09/01/20 (Call 06/01/20)	250	257,416
2.75%, 02/01/23 (Call 11/01/22)	400	411,018
3.30%, 01/15/26 (Call 10/15/25)	110	117,612
3.38%, 10/01/24 (Call 07/01/24)	230	246,117
4.25%, 10/01/44 (Call 04/01/44)[a]	80	90,902
5.65%, 02/01/20 (Call 11/01/19)	400	449,426
6.75%, 02/01/40 (Call 11/01/39)	100	148,648
UDR Inc.
4.25%, 06/01/18	125	130,260
4.63%, 01/10/22 (Call 10/10/21)	250	273,061
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	205	208,229
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	200	200,417
4.75%, 06/01/21 (Call 03/01/21)	200	221,006
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	217,567
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)[a]	100	106,293

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	$400	$419,247
4.95%, 01/15/21 (Call 10/15/20)	262	286,128
5.25%, 01/15/22 (Call 10/15/21)	246	274,815
Weyerhaeuser Co.
4.63%, 09/15/23	250	278,812
6.88%, 12/15/33	175	225,107

		18,053,203
RETAIL — 2.98%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	150	161,491
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	105	107,400
4.50%, 10/01/25 (Call 07/01/25)	275	291,687
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	155,050
3.25%, 04/15/25 (Call 01/15/25)[a]	110	114,348
3.70%, 04/15/22 (Call 01/15/22)	206	219,629
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	100	103,577
5.17%, 08/01/44 (Call 02/01/44)	150	146,470
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	200	222,000
Costco Wholesale Corp.
1.13%, 12/15/17	125	125,366
1.70%, 12/15/19	395	400,780
2.25%, 02/15/22	70	71,884
CVS Health Corp.
1.90%, 07/20/18	500	506,266
2.25%, 12/05/18 (Call 11/05/18)	300	306,453
2.25%, 08/12/19 (Call 07/12/19)	200	204,959
3.38%, 08/12/24 (Call 05/12/24)	150	159,476
3.88%, 07/20/25 (Call 04/20/25)	950	1,045,557
4.88%, 07/20/35 (Call 01/20/35)	250	299,045
5.13%, 07/20/45 (Call 01/20/45)	576	716,222
5.30%, 12/05/43 (Call 06/05/43)[a]	400	501,964
Darden Restaurants Inc.
6.80%, 10/15/37	100	119,958
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	312,222
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	450	469,229
3.35%, 09/15/25 (Call 06/15/25)	45	49,233

Security	Principal (000s)	Value
4.20%, 04/01/43 (Call 10/01/42)	$421	$480,708
4.25%, 04/01/46 (Call 10/01/45)	200	232,559
4.40%, 04/01/21 (Call 01/01/21)	855	957,102
4.40%, 03/15/45 (Call 09/15/44)	182	215,550
5.88%, 12/16/36	150	206,314
5.95%, 04/01/41 (Call 10/01/40)	440	610,197
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	164	174,293
4.25%, 07/17/25 (Call 04/17/25)[a]	100	103,515
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	210	223,239
3.38%, 09/15/25 (Call 06/15/25)	200	216,875
4.38%, 09/15/45 (Call 03/15/45)	150	172,453
4.63%, 04/15/20 (Call 10/15/19)	152	167,016
4.65%, 04/15/42 (Call 10/15/41)	300	355,233
5.50%, 10/15/35	175	222,139
6.65%, 09/15/37[a]	500	719,172
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	196,018
3.88%, 01/15/22 (Call 10/15/21)[a]	130	135,799
6.38%, 03/15/37[a]	283	310,379
6.65%, 07/15/24	485	568,572
7.00%, 02/15/28	50	58,311
McDonald’s Corp.
2.63%, 01/15/22	425	437,786
2.75%, 12/09/20 (Call 11/09/20)	500	520,091
3.38%, 05/26/25 (Call 02/26/25)[a]	300	317,158
3.70%, 01/30/26 (Call 10/30/25)	200	215,823
3.70%, 02/15/42[a]	145	143,168
4.88%, 12/09/45 (Call 06/09/45)	440	518,220
5.35%, 03/01/18	200	212,008
6.30%, 10/15/37	100	133,836
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	222	229,416
6.25%, 01/15/18	212	224,887
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	275,072
QVC Inc.
3.13%, 04/01/19[a]	50	51,149
4.38%, 03/15/23	300	303,502
4.85%, 04/01/24	50	51,374
5.13%, 07/02/22	172	183,534
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	260	269,981

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	$150	$152,911
2.10%, 02/04/21 (Call 01/04/21)	50	51,297
2.45%, 06/15/26 (Call 03/15/26)	205	209,049
2.70%, 06/15/22 (Call 04/15/22)	200	209,247
3.85%, 10/01/23 (Call 07/01/23)[a]	256	286,650
Target Corp.
2.50%, 04/15/26	400	408,641
3.63%, 04/15/46[a]	400	418,424
4.00%, 07/01/42	78	86,177
6.00%, 01/15/18	200	213,178
6.35%, 11/01/32	76	103,960
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	270	278,653
2.75%, 06/15/21 (Call 04/15/21)	50	52,141
Wal-Mart Stores Inc.
1.13%, 04/11/18	250	250,516
3.25%, 10/25/20	150	161,081
3.30%, 04/22/24 (Call 01/22/24)	350	381,651
4.00%, 04/11/43 (Call 10/11/42)	400	453,461
4.13%, 02/01/19[a]	250	267,895
4.25%, 04/15/21	192	215,210
4.30%, 04/22/44 (Call 10/22/43)[a]	350	416,803
4.75%, 10/02/43 (Call 04/02/43)	200	251,162
5.00%, 10/25/40	220	279,875
5.25%, 09/01/35	385	513,253
5.63%, 04/15/41	300	410,862
5.80%, 02/15/18	400	427,761
6.20%, 04/15/38	330	475,941
6.50%, 08/15/37	340	503,136
Walgreen Co.
3.10%, 09/15/22	298	309,987
5.25%, 01/15/19[a]	45	48,606
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	554	571,942
3.30%, 11/18/21 (Call 09/18/21)	250	264,285
3.45%, 06/01/26 (Call 03/01/26)	750	779,672
4.80%, 11/18/44 (Call 05/18/44)	350	393,611

		27,069,753
SEMICONDUCTORS — 0.77%
Altera Corp.
2.50%, 11/15/18	261	268,387
4.10%, 11/15/23	250	282,929

Security	Principal (000s)	Value
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	$200	$223,316
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	250	277,194
4.30%, 06/15/21	200	220,606
5.85%, 06/15/41	100	127,479
Intel Corp.
1.35%, 12/15/17	280	281,446
2.45%, 07/29/20	140	145,353
2.60%, 05/19/26 (Call 02/19/26)[a]	150	153,436
2.70%, 12/15/22	52	54,357
3.10%, 07/29/22	215	229,349
3.30%, 10/01/21	228	245,797
3.70%, 07/29/25 (Call 04/29/25)	500	555,566
4.10%, 05/19/46 (Call 11/19/45)	150	164,124
4.80%, 10/01/41	300	357,598
4.90%, 07/29/45 (Call 01/29/45)	400	487,340
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)[a]	415	456,212
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	35	35,885
3.90%, 06/15/26 (Call 03/15/26)[a]	55	57,228
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	250	257,965
QUALCOMM Inc.
1.40%, 05/18/18	205	206,091
2.25%, 05/20/20	550	564,847
3.00%, 05/20/22	400	420,827
4.80%, 05/20/45 (Call 11/20/44)[a]	400	453,989
Texas Instruments Inc.
1.65%, 08/03/19	230	231,941
1.75%, 05/01/20 (Call 04/01/20)	204	205,553

		6,964,815
SOFTWARE — 2.09%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	126,168
4.75%, 02/01/20	205	225,445
Autodesk Inc.
1.95%, 12/15/17	112	112,076
4.38%, 06/15/25 (Call 03/15/25)[a]	195	205,745
CA Inc.
2.88%, 08/15/18	300	305,904
5.38%, 12/01/19	42	46,292

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	$230	$236,030
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	200	213,787
5.00%, 03/15/22 (Call 03/15/17)[a]	247	256,041
5.00%, 10/15/25 (Call 07/15/25)	500	574,497
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	170,018
4.75%, 06/15/21	100	111,379
Microsoft Corp.
1.10%, 08/08/19	350	349,250
1.55%, 08/08/21 (Call 07/08/21)	500	499,034
1.63%, 12/06/18	306	309,818
1.85%, 02/12/20 (Call 01/12/20)	650	661,067
2.00%, 08/08/23 (Call 06/08/23)	500	499,378
2.13%, 11/15/22[a]	300	302,511
2.38%, 02/12/22 (Call 01/12/22)	500	515,913
2.38%, 05/01/23 (Call 02/01/23)[a]	230	235,884
2.65%, 11/03/22 (Call 09/03/22)	300	313,046
3.00%, 10/01/20	380	402,790
3.13%, 11/03/25 (Call 08/03/25)	80	85,437
3.45%, 08/08/36 (Call 02/08/36)	400	412,179
3.50%, 02/12/35 (Call 08/12/34)	365	377,451
3.50%, 11/15/42	250	250,521
3.70%, 08/08/46 (Call 02/08/46)	500	519,437
3.95%, 08/08/56 (Call 02/08/56)	500	525,002
4.00%, 02/12/55 (Call 08/12/54)	325	339,504
4.20%, 06/01/19	222	239,995
4.20%, 11/03/35 (Call 05/03/35)[a]	250	281,258
4.45%, 11/03/45 (Call 05/03/45)	325	376,849
4.75%, 11/03/55 (Call 05/03/55)	450	533,393
5.20%, 06/01/39	150	191,757
5.30%, 02/08/41[a]	342	440,049
Oracle Corp.
1.20%, 10/15/17	265	265,750
1.90%, 09/15/21 (Call 08/01/21)	500	500,905
2.25%, 10/08/19	900	926,069
2.50%, 05/15/22 (Call 03/15/22)	500	512,759
2.50%, 10/15/22	200	205,258
2.65%, 07/15/26 (Call 04/15/26)	700	706,598
2.95%, 05/15/25 (Call 02/15/25)	300	310,952
3.25%, 05/15/30 (Call 02/15/30)	500	523,422
3.40%, 07/08/24 (Call 04/08/24)	200	214,127

Security	Principal (000s)	Value
3.63%, 07/15/23	$250	$272,120
3.88%, 07/15/20	100	108,779
3.90%, 05/15/35 (Call 11/15/34)	390	411,526
4.00%, 07/15/46 (Call 01/15/46)	675	711,353
4.13%, 05/15/45 (Call 11/15/44)	100	106,895
4.30%, 07/08/34 (Call 01/08/34)	200	220,737
4.38%, 05/15/55 (Call 11/15/54)[a]	100	107,560
4.50%, 07/08/44 (Call 01/08/44)	200	225,233
5.00%, 07/08/19	212	233,804
5.38%, 07/15/40	260	324,462
5.75%, 04/15/18	383	411,451
6.50%, 04/15/38	315	438,605

		18,983,270
TELECOMMUNICATIONS — 4.75%
America Movil SAB de CV
3.13%, 07/16/22	250	258,888
4.38%, 07/16/42[a]	450	471,992
5.00%, 10/16/19[a]	550	604,217
5.00%, 03/30/20	50	55,302
6.13%, 11/15/37	150	187,536
6.13%, 03/30/40	100	126,569
AT&T Inc.
1.40%, 12/01/17	250	249,858
2.30%, 03/11/19	100	102,016
2.45%, 06/30/20 (Call 05/30/20)[a]	400	408,344
2.63%, 12/01/22 (Call 09/01/22)	167	168,800
3.00%, 02/15/22	30	31,023
3.00%, 06/30/22 (Call 04/30/22)	300	309,305
3.40%, 05/15/25 (Call 02/15/25)	825	849,547
3.80%, 03/15/22	50	53,742
3.88%, 08/15/21	486	526,614
3.90%, 03/11/24 (Call 12/11/23)	1,250	1,340,084
3.95%, 01/15/25 (Call 10/15/24)	300	320,880
4.35%, 06/15/45 (Call 12/15/44)	400	400,781
4.45%, 05/15/21	284	313,066
4.50%, 05/15/35 (Call 11/15/34)	155	163,758
4.75%, 05/15/46 (Call 11/15/45)	261	277,813
4.80%, 06/15/44 (Call 12/15/43)	100	106,849
5.00%, 03/01/21	450	503,073
5.15%, 03/15/42	207	229,733
5.20%, 03/15/20	300	334,590
5.35%, 09/01/40	278	315,224
5.50%, 02/01/18	380	401,357
5.60%, 05/15/18	300	321,390

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.65%, 02/15/47 (Call 08/15/46)[a]	$300	$360,512
5.80%, 02/15/19	300	330,491
5.88%, 10/01/19	400	449,896
6.00%, 08/15/40 (Call 05/15/40)	240	290,253
6.30%, 01/15/38	351	437,271
6.38%, 03/01/41	50	62,725
6.40%, 05/15/38	82	105,077
6.45%, 06/15/34	450	554,869
6.50%, 09/01/37	392	508,703
6.55%, 02/15/39	300	392,567
BellSouth LLC
6.00%, 11/15/34	550	631,101
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	450	541,449
British Telecommunications PLC
5.95%, 01/15/18	400	424,386
9.38%, 12/15/30	367	597,288
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	256	274,542
Cisco Systems Inc.
2.13%, 03/01/19[a]	600	614,012
2.20%, 02/28/21	300	308,024
2.95%, 02/28/26[a]	300	319,473
3.50%, 06/15/25[a]	400	445,437
4.45%, 01/15/20	692	760,774
4.95%, 02/15/19	262	285,407
5.50%, 01/15/40	60	79,303
5.90%, 02/15/39	525	718,058
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)	100	105,206
4.75%, 03/15/42	106	114,597
5.75%, 08/15/40	150	182,896
Deutsche Telekom International Finance BV
6.75%, 08/20/18	400	441,792
8.75%, 06/15/30	421	658,708
Harris Corp.
4.40%, 12/15/20	200	216,367
4.85%, 04/27/35 (Call 10/27/34)	65	72,762
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	150	156,870
5.95%, 03/15/41	180	188,897

Security	Principal (000s)	Value
Koninklijke KPN NV
8.38%, 10/01/30	$200	$279,181
Motorola Solutions Inc.
3.50%, 03/01/23[a]	100	98,462
3.75%, 05/15/22	497	506,430
5.50%, 09/01/44	100	95,504
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	388,133
Orange SA
5.38%, 01/13/42	250	310,552
5.50%, 02/06/44 (Call 08/06/43)[a]	200	255,110
9.00%, 03/01/31	302	482,255
Pacific Bell Telephone Co.
7.13%, 03/15/26	500	647,280
Qwest Corp.
6.75%, 12/01/21[a]	200	223,500
6.88%, 09/15/33 (Call 10/03/16)[a]	148	147,630
7.13%, 11/15/43 (Call 10/03/16)[a]	100	100,000
7.25%, 09/15/25	100	108,250
7.25%, 10/15/35 (Call 10/03/16)	150	150,375
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	450	489,251
5.00%, 03/15/44 (Call 09/15/43)[a]	328	389,942
6.80%, 08/15/18	180	197,598
7.50%, 08/15/38	50	70,102
Telefonica Emisiones SAU
3.19%, 04/27/18	600	615,581
4.57%, 04/27/23	300	336,502
5.46%, 02/16/21[a]	200	227,825
5.88%, 07/15/19	210	233,517
Telefonica Europe BV
8.25%, 09/15/30	270	396,456
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	700	711,968
2.63%, 02/21/20	600	619,234
3.00%, 11/01/21 (Call 09/01/21)	250	262,682
3.45%, 03/15/21	150	160,194
3.50%, 11/01/21	368	395,508
3.50%, 11/01/24 (Call 08/01/24)[a]	826	885,060
3.65%, 09/14/18	900	941,330
3.85%, 11/01/42 (Call 05/01/42)	750	720,328
4.40%, 11/01/34 (Call 05/01/34)	702	743,930
4.50%, 09/15/20	500	552,138

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.52%, 09/15/48	$250	$264,211
4.67%, 03/15/55	1,000	1,043,071
5.01%, 08/21/54	950	1,044,126
5.15%, 09/15/23	850	993,420
5.85%, 09/15/35	630	781,627
6.00%, 04/01/41	232	291,580
6.10%, 04/15/18	220	236,540
6.40%, 09/15/33	900	1,165,302
6.40%, 02/15/38	350	451,869
6.55%, 09/15/43	707	961,569
Vodafone Group PLC
1.50%, 02/19/18	200	199,868
2.50%, 09/26/22	100	101,235
2.95%, 02/19/23[a]	300	310,759
4.63%, 07/15/18	200	211,129
5.45%, 06/10/19	450	495,225
6.15%, 02/27/37	555	688,899

		43,044,302
TEXTILES — 0.03%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	262,332

		262,332
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	56,690
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	100	100,747
4.35%, 10/01/20[a]	100	107,901
5.45%, 11/01/41 (Call 05/01/41)	120	131,610

		396,948
TRANSPORTATION — 1.72%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)	162	171,327
3.45%, 09/15/21 (Call 06/15/21)[a]	278	299,612
3.65%, 09/01/25 (Call 06/01/25)	100	110,656
3.75%, 04/01/24 (Call 01/01/24)	431	476,359
3.85%, 09/01/23 (Call 06/01/23)	400	442,816
4.15%, 04/01/45 (Call 10/01/44)	300	336,549
4.38%, 09/01/42 (Call 03/01/42)	100	114,357
4.45%, 03/15/43 (Call 09/15/42)[a]	350	405,350
4.55%, 09/01/44 (Call 03/01/44)	500	590,499
4.90%, 04/01/44 (Call 10/01/43)	106	130,815
5.75%, 05/01/40 (Call 11/01/39)	92	122,766
6.15%, 05/01/37	37	50,224

Security	Principal (000s)	Value
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	$500	$530,333
5.55%, 05/15/18	100	107,187
5.55%, 03/01/19	120	132,023
6.38%, 11/15/37	250	357,060
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	200	204,407
4.80%, 09/15/35 (Call 03/15/35)	245	281,721
4.80%, 08/01/45 (Call 02/01/45)	25	29,381
5.95%, 05/15/37	102	129,356
7.13%, 10/15/31	175	243,461
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)[a]	400	427,060
3.40%, 08/01/24 (Call 05/01/24)	250	267,072
3.70%, 10/30/20 (Call 07/30/20)	200	213,121
3.95%, 05/01/50 (Call 11/01/49)	200	204,949
4.10%, 03/15/44 (Call 09/15/43)	252	272,399
4.40%, 03/01/43 (Call 09/01/42)	300	334,470
6.15%, 05/01/37	102	135,088
6.22%, 04/30/40	100	136,057
FedEx Corp.
2.63%, 08/01/22	700	717,166
4.00%, 01/15/24	386	427,524
4.50%, 02/01/65	325	339,710
4.55%, 04/01/46 (Call 10/01/45)	200	223,324
5.10%, 01/15/44	200	238,349
8.00%, 01/15/19	92	105,593
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	258,932
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[a]	300	304,961
4.95%, 08/15/45 (Call 02/15/45)	200	230,700
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	350	366,164
4.45%, 06/15/45 (Call 12/15/44)[a]	106	120,723
4.65%, 01/15/46 (Call 07/15/45)[a]	85	99,960
4.80%, 08/15/43 (Call 02/15/43)	171	202,639
4.84%, 10/01/41	403	475,434
5.90%, 06/15/19	282	315,312
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	200	202,666
2.65%, 03/02/20 (Call 02/02/20)	75	75,981
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	400	409,623

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.75%, 03/01/26 (Call 12/01/25)[a]	$100	$103,572
3.25%, 08/15/25 (Call 05/15/25)	300	322,890
3.38%, 02/01/35 (Call 08/01/34)	300	308,037
4.15%, 01/15/45 (Call 07/15/44)	225	253,153
4.16%, 07/15/22 (Call 04/15/22)	400	448,036
4.38%, 11/15/65 (Call 05/15/65)	100	110,847
United Parcel Service Inc.
2.45%, 10/01/22	450	467,286
5.13%, 04/01/19	537	588,946
6.20%, 01/15/38	400	582,531

		15,556,534
TRUCKING & LEASING — 0.08%
GATX Corp.
3.90%, 03/30/23[a]	400	408,876
4.85%, 06/01/21[a]	150	162,672
5.20%, 03/15/44 (Call 09/15/43)[a]	150	158,382

		729,930
WATER — 0.08%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	50	54,039
6.59%, 10/15/37	352	512,390
United Utilities PLC
6.88%, 08/15/28	150	175,537

		741,966

TOTAL CORPORATE BONDS & NOTES
(Cost: $736,199,134)		768,471,024

FOREIGN GOVERNMENT OBLIGATIONS[e] — 11.11%

CANADA — 1.39%
Canada Government International Bond
1.63%, 02/27/19	1,400	1,422,828
Export Development Canada
1.50%, 05/26/21	750	755,729
1.63%, 12/03/19[a]	500	507,505
Province of British Columbia Canada
2.25%, 06/02/26	300	307,482
2.65%, 09/22/21	455	480,499
7.25%, 09/01/36	50	82,963
Province of Manitoba Canada
1.13%, 06/01/18[a]	450	450,991
1.75%, 05/30/19	100	101,483
2.10%, 09/06/22	750	767,585

Security	Principal (000s)	Value
Province of New Brunswick Canada
2.75%, 06/15/18	$500	$514,713
Province of Ontario Canada
1.10%, 10/25/17	500	500,949
1.20%, 02/14/18	500	501,592
1.63%, 01/18/19	500	504,804
1.65%, 09/27/19[a]	200	201,781
2.00%, 01/30/19	600	611,151
3.00%, 07/16/18[a]	150	155,202
3.20%, 05/16/24	950	1,029,805
4.00%, 10/07/19	400	431,657
4.40%, 04/14/20	550	607,315
Province of Quebec Canada
2.63%, 02/13/23[a]	325	340,303
2.75%, 08/25/21[a]	75	78,966
2.88%, 10/16/24	850	904,068
3.50%, 07/29/20	505	544,648
4.63%, 05/14/18	300	318,130
7.50%, 09/15/29	300	454,386

		12,576,535
CHILE — 0.09%
Chile Government International Bond
3.13%, 03/27/25	500	538,018
3.88%, 08/05/20	250	273,455

		811,473
COLOMBIA — 0.43%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)[a]	200	196,450
4.00%, 02/26/24 (Call 11/26/23)	400	422,418
4.38%, 07/12/21	400	431,455
4.50%, 01/28/26 (Call 10/28/25)	200	218,525
5.00%, 06/15/45 (Call 12/15/44)	400	433,306
6.13%, 01/18/41	400	482,995
7.38%, 03/18/19	300	340,213
7.38%, 09/18/37	450	604,064
8.13%, 05/21/24[a]	400	525,508
10.38%, 01/28/33	150	236,245

		3,891,179
GERMANY — 0.09%
FMS Wertmanagement AoeR
1.63%, 11/20/18	800	810,236

		810,236

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
ISRAEL — 0.10%
Israel Government International Bond
4.00%, 06/30/22	$500	$556,875
4.50%, 01/30/43	300	342,750
5.13%, 03/26/19	30	32,962

		932,587
ITALY — 0.13%
Italy Government International Bond
5.38%, 06/15/33	400	493,981
6.88%, 09/27/23	575	720,111

		1,214,092
JAPAN — 0.23%
Japan Bank for International Cooperation/Japan
1.75%, 05/29/19	650	655,254
2.13%, 02/10/25	600	610,126
2.38%, 04/20/26	500	520,469
Japan Finance Corp.
2.13%, 02/07/19	300	305,538

		2,091,387
MEXICO — 0.83%
Mexico Government International Bond
3.60%, 01/30/25[a]	700	739,076
3.63%, 03/15/22[a]	400	427,178
4.13%, 01/21/26	500	548,338
4.35%, 01/15/47	250	259,135
4.75%, 03/08/44	1,100	1,210,050
5.13%, 01/15/20[a]	1,060	1,185,099
5.55%, 01/21/45[a]	1,000	1,228,804
5.95%, 03/19/19	665	741,518
6.05%, 01/11/40	450	579,659
6.75%, 09/27/34[a]	325	451,207
7.50%, 04/08/33	120	176,803

		7,546,867
PANAMA — 0.25%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	500	549,227
5.20%, 01/30/20	500	554,967
6.70%, 01/26/36[a]	605	848,804
8.88%, 09/30/27	100	151,158
9.38%, 04/01/29	100	157,226

		2,261,382

Security	Principal (000s)	Value
PERU — 0.26%
Peruvian Government International Bond
5.63%, 11/18/50	$450	$597,213
6.55%, 03/14/37	165	234,357
7.13%, 03/30/19	300	344,525
7.35%, 07/21/25[a]	400	554,570
8.75%, 11/21/33[a]	355	580,696

		2,311,361
PHILIPPINES — 0.48%
Philippine Government International Bond
3.95%, 01/20/40	1,200	1,389,000
4.00%, 01/15/21	1,400	1,537,900
6.38%, 10/23/34[a]	700	1,027,250
8.38%, 06/17/19	300	357,000

		4,311,150
POLAND — 0.27%
Poland Government International Bond
4.00%, 01/22/24[a]	850	943,500
5.00%, 03/23/22	355	406,031
5.13%, 04/21/21	550	624,250
6.38%, 07/15/19	430	487,513

		2,461,294
SOUTH AFRICA — 0.16%
South Africa Government International Bond
4.67%, 01/17/24[a]	100	104,125
5.38%, 07/24/44[a]	400	437,500
5.50%, 03/09/20	300	323,625
6.88%, 05/27/19	550	613,250

		1,478,500
SOUTH KOREA — 0.32%
Export-Import Bank of Korea
2.50%, 05/10/21	750	773,823
2.88%, 01/21/25	300	316,163
3.25%, 08/12/26	200	218,689
5.00%, 04/11/22	500	583,253
5.13%, 06/29/20	250	279,911
Korea International Bond
4.13%, 06/10/44	250	340,286
7.13%, 04/16/19	350	401,993

		2,914,118

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
SUPRANATIONAL — 4.98%
African Development Bank
0.88%, 03/15/18	$420	$419,648
1.13%, 03/04/19	500	500,469
2.38%, 09/23/21	359	374,544
Asian Development Bank
1.38%, 01/15/19	1,300	1,310,062
1.63%, 08/26/20	600	608,651
1.63%, 03/16/21	700	709,278
1.75%, 03/21/19	900	915,719
1.88%, 10/23/18	455	463,413
2.00%, 01/22/25	600	614,129
2.00%, 04/24/26	600	612,855
Corp. Andina de Fomento
4.38%, 06/15/22	509	564,418
Council of Europe Development Bank
1.00%, 03/07/18	600	600,255
European Bank for Reconstruction & Development
1.75%, 06/14/19[a]	1,500	1,525,849
European Investment Bank
1.00%, 12/15/17	1,150	1,151,066
1.00%, 06/15/18	1,900	1,900,612
1.13%, 09/15/17[a]	1,850	1,854,303
1.25%, 05/15/18	500	502,203
1.25%, 05/15/19	500	501,693
1.38%, 06/15/20	3,600	3,608,340
1.75%, 06/17/19	1,600	1,627,213
1.88%, 02/10/25	200	201,759
2.25%, 08/15/22	750	778,714
2.50%, 04/15/21	200	209,762
2.50%, 10/15/24	625	661,955
2.88%, 09/15/20	830	880,370
4.00%, 02/16/21	405	450,450
4.88%, 02/15/36	350	491,347
Inter-American Development Bank
0.88%, 03/15/18[a]	1,800	1,798,871
1.75%, 10/15/19	1,000	1,018,365
2.13%, 01/15/25[a,f]	1,500	1,545,062
3.00%, 02/21/24	800	875,163
3.88%, 02/14/20	600	654,297
4.38%, 01/24/44	300	404,590

Security	Principal (000s)	Value
International Bank for Reconstruction & Development
0.88%, 07/19/18[a]	$1,000	$998,695
0.88%, 08/15/19	1,000	993,741
1.00%, 06/15/18	1,500	1,501,537
1.00%, 10/05/18[a]	1,000	1,000,687
1.25%, 07/26/19[a]	1,000	1,005,054
1.38%, 03/30/20	1,000	1,006,063
1.63%, 03/09/21[a]	1,000	1,012,539
1.63%, 02/10/22[a]	500	504,512
1.88%, 03/15/19	400	408,244
2.13%, 03/03/25	500	516,448
2.50%, 11/25/24	700	743,574
2.50%, 07/29/25[a]	750	798,244
7.63%, 01/19/23[a]	700	958,705
International Finance Corp.
1.75%, 09/04/18	500	507,720
1.75%, 09/16/19[a]	1,300	1,323,855
2.13%, 11/17/17[a]	900	913,186
Nordic Investment Bank
0.75%, 01/17/18	650	648,975

		45,177,204
SWEDEN — 0.16%
Svensk Exportkredit AB
1.13%, 04/05/18	900	900,821
1.13%, 08/28/19	500	498,475

		1,399,296
TURKEY — 0.76%
Turkey Government International Bond
3.25%, 03/23/23	1,200	1,141,500
4.25%, 04/14/26	800	788,000
4.88%, 04/16/43	1,000	955,000
5.63%, 03/30/21	200	214,500
5.75%, 03/22/24[a]	600	652,500
6.25%, 09/26/22	300	332,625
6.63%, 02/17/45	900	1,075,500
6.75%, 04/03/18	950	1,009,375
6.75%, 05/30/40	200	238,750
7.38%, 02/05/25	200	240,250
11.88%, 01/15/30	150	254,438

		6,902,438

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
URUGUAY — 0.18%
Uruguay Government International Bond
4.38%, 10/27/27	$100	$108,200
4.50%, 08/14/24[a]	800	890,080
5.10%, 06/18/50[a]	600	633,060

		1,631,340

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $98,335,547)		100,722,439

MUNICIPAL DEBT OBLIGATIONS — 2.96%

ARIZONA — 0.04%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	255	329,113

		329,113
CALIFORNIA — 0.91%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	50	77,664
Series S-1
6.79%, 04/01/30	240	313,171
7.04%, 04/01/50	130	213,984
Series S-3
6.91%, 10/01/50[a]	100	164,379
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	225	299,727
County of Sonoma CA RB Series A
6.00%, 12/01/29(GTD)	100	123,618
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	180	251,410
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	100	163,096
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	79,033

Security	Principal (000s)	Value
Los Angeles County Public Works Financing Authority RB BAB
7.49%, 08/01/33	$40	$56,900
Los Angeles Department of Water & Power RB BAB Series A
6.60%, 07/01/50	95	152,198
Los Angeles Department of Water RB BAB Series C
6.01%, 07/01/39	110	148,597
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	165	221,788
6.76%, 07/01/34	175	256,242
Orange County Local Transportation Authority RB BAB Series A
6.91%, 02/15/41	150	219,328
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	100	145,830
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	100	145,026
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	129,541
State of California GO
6.20%, 03/01/19	350	392,220
State of California GO BAB
5.70%, 11/01/21	400	467,576
7.50%, 04/01/34	630	968,593
7.55%, 04/01/39	405	656,262
7.60%, 11/01/40	750	1,237,500
7.70%, 11/01/30 (Call 11/01/20)	240	295,718
University of California RB
Series AD
4.86%, 05/15/12	350	416,955
Series AN
4.77%, 05/15/44 (Call 05/15/24)	200	219,876

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
University of California RB BAB
5.77%, 05/15/43	$205	$278,747
5.95%, 05/15/45	100	137,011

		8,231,990
COLORADO — 0.01%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	100	138,269

		138,269
CONNECTICUT — 0.07%
State of Connecticut GO Series A
5.85%, 03/15/32	180	233,221
State of Connecticut GO BAB
5.09%, 10/01/30	350	412,111

		645,332
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	179,017

		179,017
FLORIDA — 0.09%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	825	856,201

		856,201
GEORGIA — 0.06%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	50	68,109
Project M, Series 2010-A
6.66%, 04/01/57	200	269,932
State of Georgia GO BAB Series H
4.50%, 11/01/25	200	227,684

		565,725
ILLINOIS — 0.37%
Chicago Transit Authority RB Series A
6.90%, 12/01/40	340	447,998

Security	Principal (000s)	Value
City of Chicago IL GO
Series B
6.31%, 01/01/44[a]	$100	$101,058
Series C
7.78%, 01/01/35	375	430,342
City of Chicago IL Waterworks Revenue RB BAB Series B
6.74%, 11/01/40	50	65,685
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	105	141,615
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	75	95,268
State of Illinois GO
4.95%, 06/01/23	300	315,006
5.10%, 06/01/33[a]	525	511,922
5.88%, 03/01/19	330	356,611
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	109,204
Series 5
7.35%, 07/01/35[a]	725	831,350

		3,406,059
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	100	144,834

		144,834
MASSACHUSETTS — 0.09%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	230	276,453
Series E
4.20%, 12/01/21	85	94,303

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	$100	$138,384
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	205	288,528

		797,668
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
5.25%, 11/01/34	100	129,088

		129,088
MISSOURI — 0.01%
University of Missouri RB BAB
5.79%, 11/01/41	40	57,774

		57,774
NEVADA — 0.01%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	40	62,507

		62,507
NEW JERSEY — 0.24%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	550	692,989
Series B
0.00%, 02/15/20 (AGM)	100	91,455
0.00%, 02/15/24 (AGM)	400	299,524
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	277	425,303
Series F
7.41%, 01/01/40	135	214,924
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	150	181,054
Series C
5.75%, 12/15/28	150	169,841

Security	Principal (000s)	Value
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	$100	$124,869

		2,199,959
NEW YORK — 0.43%
City of New York NY GO BAB
5.85%, 06/01/40	250	349,485
5.97%, 03/01/36	150	204,741
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	243,374
Series 2010-A
6.67%, 11/15/39	160	232,227
Series C-1
6.69%, 11/15/40	155	224,004
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	85	113,478
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	225	313,322
5.75%, 06/15/41	290	419,586
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	265	347,913
Series H
5.43%, 03/15/39	200	257,872
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	100	129,968
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	250	294,630
4.93%, 10/01/51	225	290,864
5.86%, 12/01/24	225	285,388
6.04%, 12/01/29	150	201,714

		3,908,566
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	100	114,264

		114,264

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
OHIO — 0.11%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	$185	$279,640
8.08%, 02/15/50	100	168,473
Series E
6.27%, 02/15/50	90	117,400
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	100	113,026
Ohio State University (The) RB BAB
4.91%, 06/01/40	270	345,632

		1,024,171
OREGON — 0.08%
Oregon School Boards Association GOL
4.76%, 06/30/28 (AMBAC GTD)	230	262,911
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	155	215,498
State of Oregon GO
5.89%, 06/01/27	200	257,764

		736,173
PENNSYLVANIA — 0.04%
Commonwealth of Pennsylvania GO BAB Series B
4.65%, 02/15/26	250	282,520
Pennsylvania Turnpike Commission RB BAB Series B
5.51%, 12/01/45	40	53,084

		335,604
TEXAS — 0.27%
City of Houston TX GOL Series A
6.29%, 03/01/32	140	177,229
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41	175	240,628
Series C
5.99%, 02/01/39	130	184,980

Security	Principal (000s)	Value
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	$175	$257,553
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	100	135,580
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	205	322,106
State of Texas GO BAB
5.52%, 04/01/39	120	170,142
Series A
4.63%, 04/01/33	220	272,831
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	100	120,911
5.18%, 04/01/30	165	211,744
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	125	140,706
Series D
5.13%, 08/15/42	170	225,313

		2,459,723
UTAH — 0.01%
State of Utah GO BAB Series D
4.55%, 07/01/24	75	86,225

		86,225
WASHINGTON — 0.04%
State of Washington GO BAB Series D
5.48%, 08/01/39	200	275,626
Washington State Convention Center Public Facilities District RB BAB
6.79%, 07/01/40	50	67,285

		342,911
WISCONSIN — 0.02%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	125	152,628

		152,628

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $24,180,708)		26,903,801

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 11.01%

MONEY MARKET FUNDS — 11.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.65%[g,h,i]	96,542	$96,542,118
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[g,h]	3,287	3,287,173

		99,829,291

TOTAL SHORT-TERM INVESTMENTS
(Cost: $99,829,291)		99,829,291

TOTAL INVESTMENTS IN SECURITIES — 109.83%
(Cost: $958,544,680)[j]		995,926,555
Other Assets, Less Liabilities — (9.83)%		(89,163,586)

NET ASSETS — 100.00%		$906,762,969

BAB —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Investments are denominated in U.S. dollars.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Affiliated money market fund.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[j]	The cost of investments for federal income tax purposes was $958,606,156. Net unrealized appreciation was $37,320,399, of which $39,556,805 represented gross unrealized appreciation on securities and $2,236,406 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended August 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.95%, 03/04/19	$—	$500	$—	$500	$505,873	$1,929	$—
2.25%, 07/02/19	1,000	250	—	1,250	1,275,037	9,476	—
2.40%, 10/18/19	—	250	—	250	256,117	1,575	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	350	—	—	350	376,889	6,660	—
PNC Funding Corp.
3.30%, 03/08/22	312	—	—	312	331,110	4,833	—
4.38%, 08/11/20	250	—	—	250	273,796	3,685	—
5.13%, 02/08/20	395	—	—	395	439,394	6,271	—

					$3,458,216	$34,429	$—

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CREDIT BOND ETF

August 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$768,471,024	$—	$768,471,024
Foreign government obligations	—	100,722,439	—	100,722,439
Municipal debt obligations	—	26,903,801	—	26,903,801
Money market funds	99,829,291	—	—	99,829,291

Total	$99,829,291	$896,097,264	$—	$995,926,555

See notes to financial statements.

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 84.20%

ADVERTISING — 0.24%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$700	$700,856
3.75%, 02/15/23[a]	1,126	1,173,945
4.00%, 03/15/22	595	628,862
4.20%, 04/15/24	800	858,247
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	2,400	2,555,490
3.63%, 05/01/22	2,992	3,184,909
3.65%, 11/01/24 (Call 08/01/24)	1,385	1,476,292
4.45%, 08/15/20	1,215	1,328,589
6.25%, 07/15/19	1,000	1,126,865
WPP Finance 2010
3.63%, 09/07/22	1,970	2,089,596
3.75%, 09/19/24	1,750	1,869,200
4.75%, 11/21/21	250	279,567

		17,272,418
AEROSPACE & DEFENSE — 0.88%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	1,325	1,366,694
4.70%, 10/27/19	265	291,860
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	1,365	1,370,330
1.88%, 06/15/23 (Call 04/15/23)[a]	250	248,190
2.25%, 06/15/26 (Call 03/15/26)	1,615	1,619,274
2.50%, 03/01/25 (Call 12/01/24)	1,055	1,083,686
2.60%, 10/30/25 (Call 07/30/25)	645	666,896
2.85%, 10/30/24 (Call 07/30/24)	2,225	2,341,284
4.88%, 02/15/20[a]	1,036	1,153,280
6.00%, 03/15/19	600	669,650
7.95%, 08/15/24	200	278,912
8.75%, 08/15/21	420	552,862

Security	Principal (000s)	Value
Embraer Netherlands Finance BV
5.05%, 06/15/25	$1,000	$1,008,750
General Dynamics Corp.
1.00%, 11/15/17	615	615,031
1.88%, 08/15/23 (Call 06/15/23)	1,130	1,122,377
2.13%, 08/15/26 (Call 05/15/26)	2,790	2,764,225
2.25%, 11/15/22 (Call 08/15/22)	1,000	1,026,401
3.88%, 07/15/21 (Call 04/15/21)	1,072	1,181,213
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)[a]	25	25,470
5.55%, 10/01/21	700	801,998
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	534	570,807
4.75%, 07/15/20	742	810,380
4.95%, 02/15/21 (Call 11/15/20)	863	951,978
5.20%, 10/15/19	935	1,026,462
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	2,850	2,943,074
2.90%, 03/01/25 (Call 12/01/24)	1,825	1,891,726
3.10%, 01/15/23 (Call 11/15/22)	1,135	1,197,381
3.35%, 09/15/21	2,030	2,167,688
3.55%, 01/15/26 (Call 10/15/25)	3,865	4,197,845
4.25%, 11/15/19	572	621,521
Northrop Grumman Corp.
1.75%, 06/01/18	1,825	1,839,293
3.25%, 08/01/23	2,733	2,927,239
3.50%, 03/15/21	1,500	1,598,445
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	3,088	3,196,668
3.15%, 12/15/24 (Call 09/15/24)	570	612,793

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.40%, 02/15/20	$1,100	$1,207,775
6.40%, 12/15/18	760	846,646
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	450	472,573
3.70%, 12/15/23 (Call 09/15/23)	850	925,833
5.25%, 07/15/19	350	385,671
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)[a]	620	644,146
United Technologies Corp.
1.78%, 05/04/18[b]	500	503,820
3.10%, 06/01/22	3,880	4,158,505
4.50%, 04/15/20	378	417,818
5.38%, 12/15/17	112	118,145
6.13%, 02/01/19	5,460	6,081,315
8.75%, 03/01/21	100	129,507

		62,633,437
AGRICULTURE — 0.87%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	3,955	4,108,663
2.85%, 08/09/22	3,779	3,962,157
2.95%, 05/02/23	850	892,085
4.00%, 01/31/24[a]	2,500	2,806,449
4.75%, 05/05/21	1,775	2,016,481
9.25%, 08/06/19	663	809,673
9.70%, 11/10/18	550	646,916
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	2,500	2,517,444
4.48%, 03/01/21	1,717	1,912,554
5.45%, 03/15/18	765	813,871
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	2,000	2,018,491
3.50%, 11/24/20 (Call 10/24/20)[a]	895	928,936
8.50%, 06/15/19[a]	1,575	1,841,695
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	500	532,249

Security	Principal (000s)	Value
Philip Morris International Inc.
1.13%, 08/21/17[a]	$5,329	$5,334,112
1.38%, 02/25/19[a]	1,720	1,725,897
1.88%, 01/15/19	2,450	2,486,569
2.13%, 05/10/23 (Call 03/10/23)	835	833,218
2.63%, 03/06/23[a]	365	376,183
2.90%, 11/15/21[a]	1,455	1,533,367
3.25%, 11/10/24[a]	2,465	2,639,087
3.38%, 08/11/25 (Call 05/11/25)[a]	2,000	2,152,400
3.60%, 11/15/23	597	651,611
4.13%, 05/17/21	1,750	1,940,409
4.50%, 03/26/20	746	822,650
5.65%, 05/16/18	1,879	2,020,414
Reynolds American Inc.
2.30%, 06/12/18	600	608,974
3.25%, 06/12/20	1,528	1,606,834
4.00%, 06/12/22	1,325	1,451,438
4.45%, 06/12/25 (Call 03/12/25)	4,010	4,499,611
4.85%, 09/15/23[a]	1,000	1,142,559
6.88%, 05/01/20	1,077	1,262,495
8.13%, 06/23/19	2,247	2,620,998

		61,516,490
AIRLINES — 0.17%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22[a]	237	256,575
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,397	2,607,109
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	277	296,562
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	118	125,973
Delta Air Lines Inc. 2007-1 Pass Through Trust Class A
6.82%, 02/10/24	1,266	1,479,363
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	40	42,187

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	$842	$896,780
Northwest Airlines Inc. 2007-1 Pass Through Trust Class A
7.03%, 05/01/21	20	22,563
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	955	978,114
Southwest Airlines Co. 2007-1 Pass Through Trust
6.15%, 02/01/24	1,329	1,513,865
U.S. Airways 2012-1 Pass Through Trust Class A
5.90%, 04/01/26[a]	1,119	1,292,501
U.S. Airways 2013-1 Pass Through Trust
3.95%, 05/15/27	144	152,073
United Airlines 2016-1 Pass Through Trust Class AA
3.10%, 01/07/30	2,500	2,587,500

		12,251,165
APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	654	669,005
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	600	609,018
2.63%, 08/18/20 (Call 07/18/20)	1,000	1,031,522
Under Armour Inc.
3.25%, 06/15/26 (Call 03/15/26)[a]	1,000	1,010,735
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	480	517,435
5.95%, 11/01/17	725	762,976

		4,600,691
AUTO MANUFACTURERS — 1.90%
American Honda Finance Corp.
1.20%, 07/12/19	2,300	2,291,336
1.50%, 03/13/18	1,875	1,885,642

Security	Principal (000s)	Value
1.55%, 12/11/17	$4,100	$4,123,559
1.65%, 07/12/21	1,700	1,694,395
1.70%, 02/22/19	500	505,046
2.13%, 10/10/18	1,756	1,789,873
2.15%, 03/13/20	150	153,182
2.25%, 08/15/19	1,500	1,538,789
2.45%, 09/24/20	1,500	1,548,121
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,628,481
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,000	1,000,642
2.46%, 03/27/20[a]	2,560	2,573,791
2.55%, 10/05/18	2,000	2,030,906
2.60%, 11/04/19	3,600	3,665,258
3.16%, 08/04/20[a]	2,000	2,055,548
3.34%, 03/18/21	4,950	5,126,614
3.66%, 09/08/24	2,301	2,372,868
4.13%, 08/04/25	2,650	2,809,304
4.25%, 09/20/22	4,700	5,082,178
4.38%, 08/06/23	250	269,917
4.39%, 01/08/26[a]	2,450	2,653,078
5.75%, 02/01/21	500	565,733
5.88%, 08/02/21	1,650	1,895,454
8.13%, 01/15/20	4,392	5,207,809
General Motors Co.
3.50%, 10/02/18	2,700	2,776,975
4.00%, 04/01/25[a]	700	713,811
4.88%, 10/02/23	500	543,164
General Motors Financial Co. Inc.
2.40%, 04/10/18	100	100,668
3.10%, 01/15/19	3,375	3,442,081
3.15%, 01/15/20 (Call 12/15/19)	4,079	4,164,678
3.20%, 07/13/20 (Call 06/13/20)	689	703,779
3.25%, 05/15/18[a]	2,950	3,009,201
3.45%, 04/10/22 (Call 02/10/22)	4,575	4,659,042
3.50%, 07/10/19	841	869,116
3.70%, 11/24/20 (Call 10/24/20)	1,860	1,933,911
3.70%, 05/09/23 (Call 03/09/23)	500	508,727

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.00%, 01/15/25 (Call 10/15/24)	$2,025	$2,057,479
4.20%, 03/01/21 (Call 02/01/21)	151	159,852
4.30%, 07/13/25 (Call 04/13/25)[a]	5,070	5,255,192
4.38%, 09/25/21	2,950	3,153,496
4.75%, 08/15/17	4,250	4,372,498
5.25%, 03/01/26 (Call 12/01/25)[a]	2,555	2,823,130
6.75%, 06/01/18[a]	500	540,033
PACCAR Financial Corp.
1.20%, 08/12/19	1,000	997,278
1.30%, 05/10/19	295	294,576
1.40%, 11/17/17	1,000	1,004,251
1.40%, 05/18/18	175	175,901
1.45%, 03/09/18	375	377,284
1.65%, 02/25/19	765	772,002
1.65%, 08/11/21	1,000	997,597
2.25%, 02/25/21	1,400	1,429,399
2.50%, 08/14/20	1,100	1,136,453
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,817	1,820,041
1.38%, 01/10/18[a]	858	861,453
1.40%, 05/20/19	2,000	2,002,417
1.45%, 01/12/18	3,225	3,240,422
1.55%, 07/13/18	6,400	6,441,729
1.70%, 02/19/19	3,050	3,076,967
2.10%, 01/17/19	670	682,437
2.15%, 03/12/20[a]	3,428	3,498,298
2.63%, 01/10/23[a]	3,950	4,087,348
2.75%, 05/17/21[a]	200	208,904
3.30%, 01/12/22	912	976,286
3.40%, 09/15/21	2,547	2,735,988
4.25%, 01/11/21	1,000	1,106,696
Series B
4.50%, 06/17/20	346	382,645

		134,560,729
AUTO PARTS & EQUIPMENT — 0.16%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	395	402,924
4.63%, 09/15/20	700	760,146

Security	Principal (000s)	Value
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	$70	$72,527
4.25%, 01/15/26 (Call 10/15/25)[a]	1,500	1,615,272
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)[a]	1,437	1,532,966
5.00%, 02/15/23 (Call 09/30/16)[a]	975	1,026,188
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	640	682,676
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,318,141
4.25%, 03/01/21	1,325	1,424,233
5.00%, 03/30/20	400	435,747
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	475	499,190
4.15%, 10/01/25 (Call 07/01/25)	1,570	1,713,166

		11,483,176
BANKS — 24.68%
American Express Bank FSB
6.00%, 09/13/17	810	848,126
American Express Centurion Bank
6.00%, 09/13/17	1,250	1,308,836
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	2,805	2,828,483
Associated Banc-Corp
2.75%, 11/15/19 (Call 10/15/19)[a]	500	505,164
Associated Banc-Corp.
4.25%, 01/15/25 (Call 10/15/24)	600	622,162
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	500	500,287
1.50%, 01/16/18[a]	3,000	3,002,203
1.60%, 07/15/19	2,250	2,248,454
1.88%, 10/06/17	2,250	2,264,149

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.25%, 06/13/19	$2,320	$2,362,497
2.30%, 06/01/21	3,250	3,301,202
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	2,000	2,052,448
Bancolombia SA
5.95%, 06/03/21[a]	1,600	1,768,160
Bank of America Corp.
1.70%, 08/25/17	1,400	1,403,465
2.00%, 01/11/18	4,800	4,822,771
2.60%, 01/15/19	4,750	4,854,021
2.63%, 10/19/20[a]	3,000	3,066,696
2.63%, 04/19/21[a]	5,540	5,657,649
2.65%, 04/01/19	3,848	3,939,552
3.30%, 01/11/23	6,671	6,947,428
3.50%, 04/19/26[a]	4,135	4,307,141
3.88%, 08/01/25	6,050	6,486,377
4.00%, 04/01/24	4,650	5,022,536
4.00%, 01/22/25	2,500	2,605,133
4.10%, 07/24/23[a]	6,000	6,517,820
4.13%, 01/22/24	4,500	4,905,273
4.20%, 08/26/24	2,380	2,520,903
4.45%, 03/03/26[a]	3,330	3,587,024
5.00%, 05/13/21	830	930,808
5.49%, 03/15/19	3,300	3,562,011
5.63%, 07/01/20	3,880	4,379,438
5.65%, 05/01/18	5,895	6,278,356
5.70%, 01/24/22	8,740	10,191,293
5.75%, 12/01/17	3,070	3,227,142
5.88%, 01/05/21	2,695	3,103,032
6.00%, 09/01/17	875	912,191
6.50%, 07/15/18	3,787	4,113,465
6.88%, 04/25/18	4,474	4,850,884
6.88%, 11/15/18	2,807	3,117,104
7.63%, 06/01/19	2,585	2,979,258
Series L
1.95%, 05/12/18[a]	1,850	1,862,781
2.25%, 04/21/20[a]	5,085	5,134,562
3.95%, 04/21/25	2,735	2,838,615
Bank of America N.A.
1.65%, 03/26/18[a]	7,500	7,535,323
6.10%, 06/15/17	3,850	3,994,048
Bank of Montreal
1.35%, 08/28/18	1,200	1,200,811

Security	Principal (000s)	Value
1.40%, 09/11/17	$1,050	$1,051,115
1.40%, 04/10/18[a]	2,000	2,001,720
1.45%, 04/09/18 (Call 03/09/18)	2,243	2,246,518
1.50%, 07/18/19	2,460	2,456,234
1.80%, 07/31/18	2,939	2,960,250
1.90%, 08/27/21	4,500	4,484,933
2.38%, 01/25/19 (Call 12/25/18)	520	530,747
2.55%, 11/06/22 (Call 10/06/22)	285	290,975
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	70	70,095
1.35%, 03/06/18 (Call 02/06/18)	231	231,178
2.05%, 05/03/21 (Call 04/03/21)	1,145	1,155,993
2.10%, 08/01/18 (Call 07/02/18)	975	987,764
2.10%, 01/15/19 (Call 12/15/18)[a]	600	608,960
2.20%, 03/04/19 (Call 02/02/19)	570	580,208
2.20%, 05/15/19 (Call 04/15/19)	2,350	2,394,912
2.20%, 08/16/23 (Call 06/16/23)	3,000	2,996,288
2.30%, 09/11/19 (Call 08/11/19)	1,245	1,273,430
2.45%, 11/27/20 (Call 10/27/20)	1,995	2,048,235
2.45%, 08/17/26 (Call 05/17/26)	1,250	1,247,916
2.50%, 04/15/21 (Call 03/15/21)	2,500	2,572,519
2.60%, 08/17/20 (Call 07/17/20)[a]	1,185	1,223,474
2.80%, 05/04/26 (Call 02/04/26)[a]	1,740	1,792,614
3.00%, 02/24/25 (Call 01/24/25)	415	435,486

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.25%, 09/11/24 (Call 08/11/24)	$1,400	$1,497,241
3.40%, 05/15/24 (Call 04/15/24)	6,188	6,652,853
3.55%, 09/23/21 (Call 08/23/21)	475	511,337
3.65%, 02/04/24 (Call 01/05/24)	275	300,950
3.95%, 11/18/25 (Call 10/18/25)	70	78,732
4.15%, 02/01/21[a]	650	710,779
4.60%, 01/15/20	1,556	1,704,282
5.45%, 05/15/19	900	992,517
5.50%, 12/01/17	1,590	1,668,519
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,405	1,430,421
Bank of Nova Scotia (The)
1.38%, 12/18/17 (Call 11/18/17)	100	100,095
1.45%, 04/25/18[a]	1,093	1,093,607
1.65%, 06/14/19	6,250	6,257,691
1.70%, 06/11/18 (Call 05/11/18)	2,500	2,511,021
2.05%, 10/30/18[a]	1,250	1,264,694
2.05%, 06/05/19[a]	375	379,492
2.35%, 10/21/20	1,500	1,530,891
2.45%, 03/22/21	2,000	2,049,496
2.80%, 07/21/21[a]	2,550	2,652,901
4.38%, 01/13/21	1,134	1,249,513
4.50%, 12/16/25[a]	2,900	3,088,175
Bank One Corp.
7.63%, 10/15/26	250	335,499
Barclays Bank PLC
5.00%, 09/22/16	1,163	1,165,228
5.14%, 10/14/20	2,076	2,240,129
6.75%, 05/22/19	1,244	1,392,705
Barclays PLC
2.75%, 11/08/19	3,550	3,581,907
2.88%, 06/08/20[a]	4,900	4,925,029
3.20%, 08/10/21	3,000	3,016,239
3.25%, 01/12/21	3,000	3,051,218
3.65%, 03/16/25	3,190	3,162,475

Security	Principal (000s)	Value
4.38%, 01/12/26[a]	$4,430	$4,615,144
5.20%, 05/12/26	3,800	3,940,674
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	1,700	1,702,245
2.05%, 06/19/18 (Call 05/15/18)	600	607,610
2.05%, 05/10/21 (Call 04/09/21)	2,150	2,167,864
2.25%, 02/01/19 (Call 01/02/19)	1,258	1,281,781
2.45%, 01/15/20 (Call 12/15/19)	1,472	1,511,412
2.63%, 06/29/20 (Call 05/29/20)	7,475	7,724,551
3.95%, 03/22/22 (Call 02/22/22)	1,225	1,319,867
5.25%, 11/01/19	1,100	1,210,763
BNP Paribas SA
2.38%, 09/14/17	398	401,790
2.38%, 05/21/20	7,280	7,421,831
2.40%, 12/12/18	3,000	3,053,806
2.45%, 03/17/19	2,075	2,117,004
2.70%, 08/20/18	2,810	2,872,682
3.25%, 03/03/23[a]	1,113	1,164,952
4.25%, 10/15/24	1,500	1,560,691
5.00%, 01/15/21	3,830	4,303,390
BPCE SA
2.25%, 01/27/20	2,000	2,035,514
2.50%, 12/10/18	3,295	3,366,490
2.50%, 07/15/19	5,200	5,330,174
4.00%, 04/15/24[a]	2,225	2,444,097
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	1,630	1,630,230
2.30%, 10/15/18 (Call 09/15/18)	2,250	2,293,045
3.63%, 09/16/25 (Call 08/16/25)	1,500	1,607,424
Canadian Imperial Bank of Commerce/Canada
1.60%, 09/06/19	1,500	1,501,122

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	$2,094	$2,127,716
3.20%, 02/05/25 (Call 01/05/25)	245	250,067
3.50%, 06/15/23	465	485,895
3.75%, 04/24/24 (Call 03/24/24)	780	823,703
3.75%, 07/28/26 (Call 06/28/26)	915	917,315
4.20%, 10/29/25 (Call 09/29/25)	2,690	2,799,397
4.75%, 07/15/21	1,830	2,038,993
6.75%, 09/15/17	883	930,173
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	4,000	4,002,014
1.65%, 02/05/18 (Call 01/05/18)	3,250	3,254,503
2.35%, 08/17/18 (Call 07/17/18)	940	951,675
2.40%, 09/05/19 (Call 08/05/19)	2,500	2,537,283
2.95%, 07/23/21 (Call 06/23/21)	2,000	2,067,118
Citigroup Inc.
1.70%, 04/27/18	7,725	7,738,081
1.75%, 05/01/18	3,006	3,013,092
1.80%, 02/05/18	5,430	5,445,589
2.05%, 12/07/18	1,500	1,511,425
2.05%, 06/07/19	3,200	3,219,359
2.15%, 07/30/18	3,735	3,769,630
2.35%, 08/02/21[a]	1,500	1,506,880
2.40%, 02/18/20[a]	7,260	7,371,135
2.50%, 09/26/18[a]	604	614,084
2.50%, 07/29/19	2,450	2,498,803
2.55%, 04/08/19	3,000	3,059,673
2.65%, 10/26/20	5,450	5,579,289
2.70%, 03/30/21	5,250	5,363,550
3.30%, 04/27/25	6,235	6,425,067
3.38%, 03/01/23	1,540	1,604,495
3.40%, 05/01/26	5,150	5,308,974
3.50%, 05/15/23[a]	5,251	5,403,149
3.70%, 01/12/26[a]	2,800	2,959,156

Security	Principal (000s)	Value
3.88%, 10/25/23	$1,000	$1,078,008
3.88%, 03/26/25	1,400	1,441,807
4.00%, 08/05/24	900	942,403
4.05%, 07/30/22	1,645	1,744,267
4.40%, 06/10/25	1,650	1,752,455
4.50%, 01/14/22[a]	2,535	2,801,522
4.60%, 03/09/26	2,150	2,313,226
5.50%, 09/13/25	2,200	2,507,335
6.13%, 11/21/17[a]	769	809,046
6.13%, 05/15/18	904	971,327
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	500	507,590
2.50%, 03/14/19 (Call 02/14/19)	760	772,632
2.55%, 05/13/21 (Call 04/13/21)	445	452,175
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)[a]	1,195	1,199,570
4.30%, 12/03/25 (Call 11/03/25)	500	524,374
4.35%, 08/01/25 (Call 07/01/25)[a]	1,575	1,655,301
Comerica Bank
2.50%, 06/02/20[a]	500	507,521
4.00%, 07/27/25	1,000	1,044,264
5.20%, 08/22/17[a]	3,050	3,155,926
Commonwealth Bank of Australia/New York NY
1.63%, 03/12/18	3,250	3,263,710
1.90%, 09/18/17	4,200	4,227,625
2.25%, 03/13/19	2,000	2,035,425
2.30%, 09/06/19	3,250	3,316,254
2.40%, 11/02/20	3,315	3,383,669
2.50%, 09/20/18[a]	2,250	2,297,809
2.55%, 03/15/21	1,895	1,944,918
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	3,500	3,490,868
2.75%, 09/29/19 (Call 08/29/19)	250	248,504
3.88%, 04/10/25 (Call 03/10/25)	1,250	1,219,194
6.40%, 10/01/17[a]	320	334,142

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	$2,000	$2,021,574
3.88%, 02/08/22	1,006	1,095,608
3.95%, 11/09/22	6,250	6,571,767
4.38%, 08/04/25	1,245	1,319,146
4.50%, 01/11/21	1,010	1,119,352
4.63%, 12/01/23[a]	2,050	2,211,580
Cooperatieve Rabobank UA/NY
1.70%, 03/19/18	500	502,632
2.25%, 01/14/19[a]	5,000	5,086,421
2.25%, 01/14/20	1,250	1,272,789
2.50%, 01/19/21	9,430	9,682,502
3.38%, 05/21/25[a]	2,500	2,666,590
Series BKTN
1.38%, 08/09/19	1,000	997,436
Credit Suisse AG/New York NY
1.70%, 04/27/18	3,750	3,749,026
1.75%, 01/29/18	5,000	4,996,815
2.30%, 05/28/19	4,500	4,552,100
3.00%, 10/29/21	4,080	4,171,993
3.63%, 09/09/24	6,891	7,236,729
4.38%, 08/05/20	2,620	2,819,871
5.30%, 08/13/19[a]	1,058	1,158,977
5.40%, 01/14/20	700	756,683
6.00%, 02/15/18[a]	333	349,575
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	4,005	4,010,263
3.13%, 12/10/20	1,250	1,263,166
3.45%, 04/16/21[c]	1,730	1,766,290
3.75%, 03/26/25[a]	4,825	4,835,822
3.80%, 09/15/22	4,945	5,057,322
3.80%, 06/09/23[c]	1,000	1,012,532
4.55%, 04/17/26[c]	2,500	2,637,740
Deutsche Bank AG
2.85%, 05/10/19	2,616	2,613,627
2.95%, 08/20/20[a]	1,700	1,683,588
3.13%, 01/13/21	2,160	2,143,754
3.38%, 05/12/21	3,000	2,990,114
4.10%, 01/13/26	1,495	1,515,997
Deutsche Bank AG/London
1.88%, 02/13/18	3,437	3,411,637
2.50%, 02/13/19[a]	2,050	2,040,117

Security	Principal (000s)	Value
3.70%, 05/30/24[a]	$2,880	$2,847,576
6.00%, 09/01/17	729	758,502
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)[a]	1,000	1,015,565
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,246,900
3.20%, 08/09/21 (Call 07/09/21)	1,750	1,807,245
3.45%, 07/27/26 (Call 04/27/26)[a]	320	321,600
4.20%, 08/08/23[a]	5,000	5,350,830
7.00%, 04/15/20	1,250	1,421,235
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)[a]	850	862,939
2.88%, 07/27/20 (Call 06/27/20)	1,350	1,398,263
3.50%, 03/15/22 (Call 02/15/22)	3,475	3,663,783
4.30%, 01/16/24 (Call 12/16/23)	1,875	2,015,881
4.50%, 06/01/18	1,250	1,306,849
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	1,130	1,143,707
2.38%, 04/25/19 (Call 03/25/19)	1,650	1,681,843
2.88%, 10/01/21 (Call 09/01/21)	1,000	1,042,367
3.85%, 03/15/26 (Call 02/15/26)	1,000	1,067,926
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	2,320	2,318,130
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	1,004,371
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)[a]	75	75,611
2.38%, 01/22/18	5,393	5,446,864
2.55%, 10/23/19	6,850	7,005,374

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.60%, 04/23/20 (Call 03/23/20)	$4,586	$4,681,565
2.63%, 01/31/19	7,250	7,420,994
2.63%, 04/25/21 (Call 03/25/21)	1,644	1,674,850
2.75%, 09/15/20 (Call 08/15/20)	3,157	3,239,258
2.88%, 02/25/21 (Call 01/25/21)[a]	9,995	10,293,164
2.90%, 07/19/18	4,181	4,285,678
3.50%, 01/23/25 (Call 10/23/24)[a]	7,200	7,448,482
3.63%, 01/22/23	5,050	5,331,894
3.75%, 05/22/25 (Call 02/22/25)	6,835	7,232,387
3.75%, 02/25/26 (Call 11/25/25)[a]	3,205	3,392,660
3.85%, 07/08/24 (Call 04/08/24)	5,549	5,898,993
4.00%, 03/03/24	4,180	4,506,001
4.25%, 10/21/25[a]	2,440	2,588,088
5.25%, 07/27/21	1,350	1,534,337
5.38%, 03/15/20	2,730	3,040,209
5.75%, 01/24/22[a]	4,800	5,574,829
5.95%, 01/18/18	2,870	3,039,916
6.00%, 06/15/20	2,594	2,964,501
6.15%, 04/01/18	2,356	2,523,073
7.50%, 02/15/19	360	408,843
HSBC Bank PLC
7.65%, 05/01/25	800	1,000,761
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,100	4,461,746
HSBC Holdings PLC
2.95%, 05/25/21	500	512,432
3.40%, 03/08/21[a]	3,990	4,170,233
3.60%, 05/25/23[a]	500	515,402
3.90%, 05/25/26[a]	4,000	4,174,886
4.00%, 03/30/22	2,811	3,009,504
4.25%, 03/14/24[a]	3,985	4,136,209
4.25%, 08/18/25	200	207,259
4.30%, 03/08/26[a]	7,005	7,532,363
4.88%, 01/14/22	1,950	2,172,915
5.10%, 04/05/21	5,158	5,752,976

Security	Principal (000s)	Value
HSBC USA Inc.
1.50%, 11/13/17	$120	$119,722
1.63%, 01/16/18	1,600	1,596,300
1.70%, 03/05/18	1,550	1,550,102
2.00%, 08/07/18	2,425	2,434,369
2.25%, 06/23/19[a]	2,000	2,016,071
2.35%, 03/05/20	2,500	2,521,824
2.38%, 11/13/19	1,330	1,344,774
2.63%, 09/24/18	1,000	1,016,319
2.75%, 08/07/20	1,400	1,429,870
3.50%, 06/23/24[a]	2,500	2,609,632
5.00%, 09/27/20	3,150	3,414,795
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,250	2,246,524
2.60%, 08/02/18 (Call 07/02/18)[a]	1,325	1,346,576
3.15%, 03/14/21 (Call 02/14/21)	785	815,429
4.35%, 02/04/23	250	258,215
7.00%, 12/15/20[a]	235	271,723
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	650	650,492
2.00%, 06/30/18[a]	1,500	1,509,536
2.20%, 04/01/19 (Call 03/01/19)	4,050	4,093,956
2.40%, 04/01/20 (Call 03/01/20)[a]	2,500	2,535,268
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	3,500	3,622,315
Intesa Sanpaolo SpA
3.88%, 01/16/18	1,700	1,732,625
3.88%, 01/15/19	1,500	1,543,535
5.25%, 01/12/24	2,725	2,991,480
Itau CorpBanca
3.88%, 09/22/19[a,c]	2,800	2,926,280
JPMorgan Chase & Co.
1.63%, 05/15/18	2,617	2,627,070
1.80%, 01/25/18	5,692	5,723,782
1.85%, 03/22/19 (Call 02/22/19)	5,600	5,644,134
2.00%, 08/15/17	2,362	2,378,420

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.20%, 10/22/19	$1,275	$1,296,201
2.25%, 01/23/20 (Call 12/23/19)	9,950	10,099,450
2.30%, 08/15/21 (Call 08/15/20)	2,500	2,517,365
2.35%, 01/28/19	3,700	3,773,708
2.40%, 06/07/21 (Call 05/07/21)[a]	6,050	6,143,838
2.55%, 10/29/20 (Call 09/29/20)	7,045	7,201,309
2.55%, 03/01/21 (Call 02/01/21)	5,597	5,716,833
2.70%, 05/18/23 (Call 03/18/23)[a]	1,500	1,514,456
2.75%, 06/23/20 (Call 05/23/20)	4,686	4,831,942
3.13%, 01/23/25 (Call 10/23/24)	6,400	6,565,176
3.20%, 01/25/23	1,344	1,397,773
3.20%, 06/15/26 (Call 03/15/26)[a]	5,250	5,394,095
3.25%, 09/23/22	3,299	3,459,922
3.30%, 04/01/26 (Call 01/01/26)[a]	5,450	5,641,208
3.38%, 05/01/23	3,550	3,630,034
3.63%, 05/13/24	1,030	1,095,889
3.88%, 02/01/24	6,600	7,141,538
3.88%, 09/10/24[a]	3,550	3,744,401
3.90%, 07/15/25 (Call 04/15/25)[a]	4,375	4,734,803
4.25%, 10/15/20[a]	2,010	2,181,347
4.35%, 08/15/21	3,390	3,726,913
4.40%, 07/22/20[a]	5,350	5,821,890
4.50%, 01/24/22	6,800	7,540,234
4.63%, 05/10/21	2,300	2,549,348
4.95%, 03/25/20	2,050	2,260,072
6.00%, 01/15/18	1,110	1,178,422
6.30%, 04/23/19	2,400	2,685,272
Series H
1.70%, 03/01/18 (Call 02/01/18)	5,750	5,778,530
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	6,911	7,244,189

Security	Principal (000s)	Value
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	$1,325	$1,327,133
1.65%, 02/01/18	1,250	1,252,692
1.70%, 06/01/18	2,750	2,762,030
2.25%, 03/16/20	1,405	1,421,240
2.50%, 12/15/19	625	640,225
3.18%, 10/15/27	2,100	2,160,872
3.30%, 06/01/25	1,000	1,052,925
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	2,550	2,588,672
2.90%, 09/15/20	135	139,527
5.10%, 03/24/21[a]	824	926,037
KfW
0.88%, 12/15/17	10,800	10,794,991
1.00%, 01/26/18	10,000	10,009,414
1.00%, 06/11/18	4,200	4,203,177
1.00%, 09/07/18	2,755	2,753,485
1.00%, 07/15/19	6,920	6,892,476
1.13%, 08/06/18	11,050	11,077,922
1.13%, 11/16/18	5,000	5,012,814
1.50%, 02/06/19	26,850	27,117,088
1.50%, 04/20/20	9,500	9,586,595
1.75%, 10/15/19	3,100	3,155,023
1.88%, 04/01/19[a]	4,860	4,957,419
1.88%, 06/30/20	7,930	8,106,124
1.88%, 11/30/20[a]	1,000	1,023,321
2.00%, 05/02/25[a]	17,910	18,337,431
2.13%, 01/17/23	8,950	9,263,080
2.38%, 08/25/21	3,050	3,189,661
2.50%, 11/20/24	5,480	5,814,120
2.63%, 01/25/22	4,850	5,139,689
2.75%, 09/08/20	1,850	1,954,239
2.75%, 10/01/20	7,070	7,473,071
4.00%, 01/27/20	5,568	6,077,442
4.50%, 07/16/18	1,747	1,860,402
4.88%, 06/17/19	2,690	2,966,763
Series G
4.38%, 03/15/18	1,600	1,683,107
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,505,008
2.25%, 05/18/20	1,000	1,020,399
2.50%, 03/11/20	1,700	1,747,503

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.50%, 01/13/21	$2,500	$2,575,189
3.00%, 09/14/22	3,000	3,190,728
3.50%, 08/22/17	2,930	2,991,797
3.75%, 01/22/24	2,000	2,219,185
4.63%, 11/16/21	3,000	3,417,744
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	5,325	5,332,360
1.38%, 10/23/19	3,040	3,058,927
1.75%, 04/15/19	2,465	2,506,923
1.75%, 07/27/26	1,000	996,636
1.88%, 09/17/18	1,500	1,527,183
2.00%, 01/13/25[a]	7,070	7,230,458
2.25%, 10/01/21	500	519,296
2.38%, 09/13/17	2,000	2,030,451
Lloyds Bank PLC
1.75%, 03/16/18	2,000	2,003,163
2.00%, 08/17/18	2,500	2,509,319
2.05%, 01/22/19	1,000	1,003,381
2.35%, 09/05/19	500	505,025
2.40%, 03/17/20	3,950	4,010,463
3.50%, 05/14/25	3,200	3,392,456
6.38%, 01/21/21	2,717	3,187,680
Lloyds Banking Group PLC
3.10%, 07/06/21	1,480	1,507,993
4.50%, 11/04/24	1,210	1,258,717
4.58%, 12/10/25[c]	2,500	2,559,283
4.65%, 03/24/26[a]	2,205	2,282,626
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	4,250	4,253,274
2.25%, 07/25/19 (Call 06/25/19)	1,910	1,941,181
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,531,429
6.63%, 12/04/17	1,000	1,059,142
Mellon Funding Corp.
5.50%, 11/15/18	1,410	1,531,376
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	7,050	7,275,118
3.85%, 03/01/26	6,250	6,821,945
Morgan Stanley
1.88%, 01/05/18	861	864,181
2.13%, 04/25/18	2,450	2,473,822

Security	Principal (000s)	Value
2.38%, 07/23/19	$4,163	$4,235,571
2.45%, 02/01/19	5,690	5,795,418
2.50%, 01/24/19	2,605	2,656,544
2.50%, 04/21/21	10,459	10,610,025
2.65%, 01/27/20	5,668	5,803,567
2.80%, 06/16/20[a]	3,825	3,931,785
3.13%, 07/27/26	1,185	1,194,658
3.70%, 10/23/24	3,080	3,257,768
3.75%, 02/25/23	5,850	6,242,177
3.88%, 01/27/26[a]	6,025	6,439,378
4.00%, 07/23/25	8,150	8,782,632
4.10%, 05/22/23[a]	2,550	2,700,618
4.88%, 11/01/22	6,000	6,635,666
5.00%, 11/24/25	4,350	4,853,799
5.50%, 01/26/20	3,900	4,349,405
5.50%, 07/24/20	4,050	4,562,472
5.50%, 07/28/21[a]	5,469	6,268,352
5.63%, 09/23/19	2,483	2,758,763
5.75%, 01/25/21	2,030	2,325,937
5.95%, 12/28/17	1,300	1,373,893
6.63%, 04/01/18	6,124	6,603,569
7.30%, 05/13/19	1,930	2,207,113
Series F
3.88%, 04/29/24	3,000	3,212,574
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	3,750	3,784,576
2.63%, 09/26/18 (Call 08/26/18)	2,000	2,034,192
National Australia Bank Ltd./New York
1.88%, 07/23/18	4,500	4,534,280
1.88%, 07/12/21	1,500	1,494,044
2.00%, 01/14/19	2,000	2,021,107
2.63%, 07/23/20	1,000	1,029,712
2.63%, 01/14/21	1,000	1,030,640
3.00%, 01/20/23	2,500	2,600,492
3.38%, 01/14/26	1,110	1,179,306
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	3,250	3,244,457
2.10%, 12/14/18	1,500	1,513,533
National City Bank of Indiana
4.25%, 07/01/18	220	230,508

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
National City Corp.
6.88%, 05/15/19	$1,970	$2,221,383
Northern Trust Corp.
2.38%, 08/02/22[a]	25	25,548
3.38%, 08/23/21	2,825	3,038,614
3.45%, 11/04/20	807	866,008
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	1,400	1,402,596
1.38%, 02/10/20	2,600	2,609,405
1.50%, 10/21/20	6,380	6,401,177
1.63%, 03/12/19	180	182,174
2.38%, 10/01/21[a]	1,400	1,459,408
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[d]	1,000	998,453
1.50%, 02/23/18 (Call 01/24/18)[d]	1,000	1,002,825
1.60%, 06/01/18 (Call 05/02/18)[d]	1,000	1,005,175
1.80%, 11/05/18 (Call 10/06/18)[d]	1,000	1,009,365
1.95%, 03/04/19 (Call 02/02/19)[a,d]	1,500	1,517,618
2.20%, 01/28/19 (Call 12/29/18)[a,d]	1,250	1,272,697
2.25%, 07/02/19 (Call 06/02/19)[d]	2,500	2,550,073
2.30%, 06/01/20 (Call 05/02/20)[d]	4,950	5,055,049
2.40%, 10/18/19 (Call 09/18/19)[d]	800	819,575
2.45%, 11/05/20 (Call 10/06/20)[d]	1,250	1,281,907
2.70%, 11/01/22 (Call 10/01/22)[d]	1,500	1,514,214
2.95%, 01/30/23 (Call 12/30/22)[d]	3,000	3,092,994
3.30%, 10/30/24 (Call 09/30/24)[d]	272	289,492
3.80%, 07/25/23 (Call 06/25/23)[d]	1,500	1,619,665
4.88%, 09/21/17[d]	340	351,986
6.00%, 12/07/17[d]	5,000	5,274,918

Security	Principal (000s)	Value
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[b,d]	$3,470	$3,563,936
3.90%, 04/29/24 (Call 03/29/24)[d]	1,000	1,076,825
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	1,862	1,976,049
4.38%, 08/11/20[d]	4,592	5,029,081
5.13%, 02/08/20[d]	1,391	1,547,333
RBC USA Holdco Corp.
5.25%, 09/15/20[a]	1,650	1,851,550
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	2,500	2,521,716
7.50%, 05/15/18	1,750	1,909,115
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)[a]	1,800	1,860,631
Royal Bank of Canada
1.40%, 10/13/17[a]	2,000	2,002,301
1.50%, 01/16/18[a]	390	390,286
1.50%, 07/29/19	1,000	997,888
1.63%, 04/15/19	1,050	1,052,431
1.80%, 07/30/18	3,450	3,476,249
2.00%, 12/10/18	2,875	2,908,588
2.15%, 03/15/19	4,350	4,419,692
2.15%, 03/06/20	772	784,838
2.20%, 07/27/18	1,125	1,141,954
2.35%, 10/30/20	2,900	2,967,105
2.50%, 01/19/21	1,500	1,545,281
4.65%, 01/27/26[a]	2,850	3,118,091
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	3,000	3,124,243
6.40%, 10/21/19	200	222,411
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	2,000	1,990,755
8.75%, 05/30/18	250	275,420
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	1,427	1,427,914
2.70%, 05/24/19 (Call 04/24/19)	3,000	3,022,589

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Santander Issuances SAU
5.18%, 11/19/25	$2,400	$2,481,583
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,635	1,644,109
2.88%, 08/05/21	2,200	2,196,381
3.13%, 01/08/21	3,920	3,973,260
Santander UK PLC
1.65%, 09/29/17	800	799,609
2.00%, 08/24/18[a]	3,503	3,513,471
2.38%, 03/16/20	750	754,935
3.05%, 08/23/18	1,025	1,048,867
4.00%, 03/13/24	2,925	3,178,680
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	1,000	1,030,905
Societe Generale SA
2.63%, 10/01/18	3,000	3,071,097
2.75%, 10/12/17	1,750	1,771,230
State Street Bank & Trust Co.
5.25%, 10/15/18	1,000	1,075,941
State Street Corp.
1.95%, 05/19/21	620	625,561
2.55%, 08/18/20	2,670	2,762,787
2.65%, 05/19/26	1,205	1,225,816
3.10%, 05/15/23	2,540	2,622,547
3.55%, 08/18/25	1,000	1,089,811
3.70%, 11/20/23	2,350	2,572,730
4.38%, 03/07/21	2,972	3,305,165
4.96%, 03/15/18	1,000	1,041,538
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	4,500	4,494,130
1.75%, 01/16/18	2,500	2,506,913
1.95%, 07/23/18	500	502,545
2.45%, 01/10/19	870	884,519
2.45%, 01/16/20	4,700	4,779,311
2.45%, 10/20/20	1,000	1,015,741
2.50%, 07/19/18	1,000	1,015,213
2.65%, 07/23/20	2,500	2,565,221
3.20%, 07/18/22	1,750	1,823,317
3.40%, 07/11/24[a]	3,250	3,464,952
3.95%, 01/10/24	3,550	3,906,740
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,500	4,468,374

Security	Principal (000s)	Value
2.63%, 07/14/26[a]	$2,000	$1,978,166
2.93%, 03/09/21	3,500	3,615,985
3.78%, 03/09/26[a]	200	217,764
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	1,200	1,220,369
3.30%, 05/15/26 (Call 04/15/26)	1,000	1,024,988
7.25%, 03/15/18	700	756,574
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	203,079
2.50%, 05/01/19 (Call 04/01/19)[a]	1,521	1,551,450
2.90%, 03/03/21 (Call 02/03/21)	1,500	1,554,891
6.00%, 09/11/17	750	783,144
SVB Financial Group
3.50%, 01/29/25	1,475	1,494,433
5.38%, 09/15/20	150	164,767
Svenska Handelsbanken AB
1.50%, 09/06/19	2,000	1,996,828
1.63%, 03/21/18	250	251,071
1.88%, 09/07/21	1,000	997,353
2.40%, 10/01/20	5,250	5,369,102
2.45%, 03/30/21	1,500	1,537,292
2.50%, 01/25/19	3,750	3,840,339
2.88%, 04/04/17[a]	2,914	2,943,315
Toronto-Dominion Bank (The)
1.40%, 04/30/18	3,595	3,598,194
1.45%, 09/06/18	1,000	1,000,088
1.45%, 08/13/19[a]	2,000	1,991,707
1.63%, 03/13/18	1,650	1,658,225
1.75%, 07/23/18	2,400	2,415,840
1.80%, 07/13/21	2,250	2,237,411
1.95%, 01/22/19	1,150	1,163,343
2.13%, 07/02/19	2,000	2,030,411
2.13%, 04/07/21	2,200	2,220,640
2.25%, 11/05/19	3,700	3,767,912
2.50%, 12/14/20	2,576	2,643,496
2.63%, 09/10/18	2,385	2,440,935
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	570	577,543

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.20%, 04/25/19 (Call 03/25/19)	$1,740	$1,775,661
2.35%, 01/29/21 (Call 12/29/20)	2,600	2,667,944
2.95%, 07/15/22 (Call 06/15/22)	4,413	4,572,279
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,217,869
3.10%, 04/27/26 (Call 03/27/26)	100	103,192
3.70%, 01/30/24 (Call 12/29/23)	2,425	2,666,667
4.13%, 05/24/21 (Call 04/23/21)	1,551	1,705,092
Series F
3.60%, 09/11/24 (Call 08/11/24)	1,000	1,073,678
Series V
2.38%, 07/22/26 (Call 06/22/26)	1,000	992,660
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	1,000	1,002,016
1.38%, 09/11/17 (Call 08/11/17)	615	616,035
1.40%, 04/26/19 (Call 03/26/19)	3,250	3,254,545
2.13%, 10/28/19 (Call 09/28/19)	3,685	3,760,161
2.80%, 01/27/25 (Call 12/27/24)[a]	1,000	1,032,385
UBS AG/Stamford CT
1.80%, 03/26/18	5,370	5,391,087
2.35%, 03/26/20	3,000	3,066,108
2.38%, 08/14/19[a]	3,400	3,469,324
4.88%, 08/04/20	4,640	5,161,367
5.75%, 04/25/18	1,115	1,191,248
Wachovia Corp.
5.75%, 02/01/18	980	1,038,928
Wells Fargo & Co.
1.40%, 09/08/17	692	692,729
1.50%, 01/16/18	3,539	3,551,225
2.10%, 07/26/21	5,100	5,121,095
2.13%, 04/22/19	2,100	2,137,448

Security	Principal (000s)	Value
2.15%, 01/15/19	$1,265	$1,287,220
2.50%, 03/04/21	10,891	11,147,935
2.55%, 12/07/20[a]	2,100	2,159,070
2.60%, 07/22/20	5,100	5,256,364
3.00%, 01/22/21	1,650	1,723,922
3.00%, 02/19/25	3,045	3,132,589
3.00%, 04/22/26[a]	4,000	4,101,561
3.30%, 09/09/24	3,377	3,567,500
3.50%, 03/08/22	2,829	3,022,074
3.55%, 09/29/25	8,250	8,846,222
4.10%, 06/03/26	2,000	2,172,643
4.13%, 08/15/23	600	650,360
4.48%, 01/16/24[a]	2,051	2,262,006
4.60%, 04/01/21[a]	3,286	3,653,650
5.63%, 12/11/17	3,303	3,483,569
Series M
3.45%, 02/13/23	4,335	4,542,240
Series N
2.15%, 01/30/20	12,995	13,209,397
Wells Fargo Bank N.A.
1.65%, 01/22/18	3,500	3,524,295
1.75%, 05/24/19	2,750	2,773,882
6.00%, 11/15/17	2,279	2,405,372
Westpac Banking Corp.
1.50%, 12/01/17	2,500	2,503,210
1.55%, 05/25/18[a]	950	952,174
1.60%, 01/12/18[a]	496	497,028
1.60%, 08/19/19	2,150	2,150,345
1.65%, 05/13/19	1,395	1,396,665
2.00%, 08/19/21	2,250	2,252,027
2.10%, 05/13/21[a]	3,250	3,268,721
2.25%, 07/30/18	1,550	1,572,857
2.25%, 01/17/19[a]	4,050	4,117,388
2.30%, 05/26/20[a]	2,200	2,238,682
2.60%, 11/23/20	3,000	3,082,315
2.70%, 08/19/26	2,000	2,003,657
2.85%, 05/13/26	3,350	3,415,860
4.63%, 06/01/18	580	607,108
4.88%, 11/19/19[a]	1,120	1,226,977

		1,751,152,757
BEVERAGES — 2.37%
Anheuser-Busch Companies LLC
5.00%, 03/01/19	1,220	1,319,558
5.50%, 01/15/18	880	931,389

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	$2,200	$2,200,726
1.90%, 02/01/19	8,975	9,069,598
2.15%, 02/01/19	3,248	3,301,446
2.63%, 01/17/23[a]	5,500	5,592,649
2.65%, 02/01/21 (Call 01/01/21)	11,237	11,571,403
3.30%, 02/01/23 (Call 12/01/22)	12,380	12,957,730
3.65%, 02/01/26 (Call 11/01/25)	18,225	19,426,007
3.70%, 02/01/24	1,225	1,322,303
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,500	1,531,231
4.38%, 02/15/21	795	876,855
5.00%, 04/15/20	548	607,978
5.38%, 01/15/20	1,805	2,018,269
6.88%, 11/15/19	1,250	1,454,158
7.75%, 01/15/19	2,288	2,613,947
Beam Suntory Inc.
1.75%, 06/15/18	535	535,977
3.25%, 05/15/22 (Call 02/15/22)	975	1,002,990
Bottling Group LLC
5.13%, 01/15/19	4,833	5,271,189
Brown-Forman Corp.
1.00%, 01/15/18	70	69,767
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	1,000	1,069,176
Coca-Cola Co. (The)
0.88%, 10/27/17	330	329,733
1.15%, 04/01/18[a]	600	600,981
1.38%, 05/30/19	2,450	2,464,564
1.65%, 03/14/18	1,606	1,624,443
1.65%, 11/01/18	9,780	9,916,822
1.88%, 10/27/20	1,600	1,628,563
2.25%, 09/01/26	1,150	1,151,137
2.45%, 11/01/20[a]	1,734	1,801,649
2.50%, 04/01/23	375	387,942

Security	Principal (000s)	Value
2.55%, 06/01/26	$1,000	$1,027,981
2.88%, 10/27/25	2,480	2,618,318
3.15%, 11/15/20	2,484	2,649,275
3.20%, 11/01/23	2,178	2,351,823
3.30%, 09/01/21	1,099	1,186,740
Series 5YR
1.55%, 09/01/21	1,300	1,299,950
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	700	731,783
Coca-Cola European Partners US LLC
3.50%, 09/15/20	1,250	1,315,891
4.50%, 09/01/21 (Call 06/01/21)	1,680	1,846,985
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	3,300	3,352,600
Diageo Capital PLC
1.13%, 04/29/18	875	873,268
2.63%, 04/29/23 (Call 01/29/23)	4,214	4,354,022
4.83%, 07/15/20[a]	475	530,429
5.75%, 10/23/17	1,053	1,106,713
Diageo Investment Corp.
2.88%, 05/11/22	1,396	1,459,049
Dr Pepper Snapple Group Inc.
2.00%, 01/15/20	1,080	1,082,419
2.60%, 01/15/19	180	183,520
2.70%, 11/15/22 (Call 08/15/22)	1,000	1,017,625
3.20%, 11/15/21 (Call 08/15/21)	380	399,011
3.40%, 11/15/25 (Call 08/15/25)[a]	950	1,008,890
Molson Coors Brewing Co.
1.45%, 07/15/19[a]	1,355	1,354,445
2.10%, 07/15/21 (Call 06/15/21)	1,680	1,689,095
3.00%, 07/15/26 (Call 04/15/26)	2,750	2,780,105
3.50%, 05/01/22[a]	500	532,222
PepsiCo Inc.
1.25%, 04/30/18	1,535	1,539,653

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.50%, 02/22/19	$1,665	$1,679,000
1.85%, 04/30/20 (Call 03/30/20)[a]	1,100	1,115,265
2.15%, 10/14/20 (Call 09/14/20)	1,750	1,792,252
2.25%, 01/07/19 (Call 12/07/18)	1,425	1,458,860
2.75%, 03/05/22	2,546	2,679,092
2.75%, 03/01/23	2,100	2,203,551
2.75%, 04/30/25 (Call 01/30/25)	1,000	1,046,826
2.85%, 02/24/26 (Call 11/24/25)	2,146	2,258,507
3.00%, 08/25/21	280	297,586
3.10%, 07/17/22 (Call 05/17/22)	1,500	1,607,005
3.13%, 11/01/20	555	589,882
3.50%, 07/17/25 (Call 04/17/25)	1,750	1,935,301
3.60%, 03/01/24 (Call 12/01/23)	2,238	2,470,812
4.50%, 01/15/20	322	354,418
5.00%, 06/01/18	1,115	1,189,232
7.90%, 11/01/18	1,220	1,392,418
Series 1
1.00%, 10/13/17	940	939,524

		167,951,523
BIOTECHNOLOGY — 1.10%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	1,600	1,598,425
2.13%, 05/01/20 (Call 04/01/20)[a]	1,350	1,370,764
2.20%, 05/22/19 (Call 04/22/19)[a]	2,513	2,558,096
2.60%, 08/19/26 (Call 05/19/26)	1,900	1,890,246
2.70%, 05/01/22 (Call 03/01/22)	3,120	3,211,704
3.13%, 05/01/25 (Call 02/01/25)[a]	3,000	3,144,095
3.45%, 10/01/20	700	744,392
3.63%, 05/15/22 (Call 02/15/22)	100	107,124

Security	Principal (000s)	Value
3.63%, 05/22/24 (Call 02/22/24)	$2,431	$2,626,930
3.88%, 11/15/21 (Call 08/15/21)	1,610	1,749,304
4.10%, 06/15/21 (Call 03/15/21)	1,988	2,174,539
4.50%, 03/15/20[a]	1,275	1,395,685
5.70%, 02/01/19	1,568	1,721,569
6.15%, 06/01/18	2,000	2,165,591
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	250	274,201
Biogen Inc.
2.90%, 09/15/20	3,605	3,754,386
3.63%, 09/15/22	1,100	1,173,359
4.05%, 09/15/25 (Call 06/15/25)	2,750	3,007,497
6.88%, 03/01/18	700	756,741
Celgene Corp.
2.13%, 08/15/18[a]	3,300	3,339,878
2.25%, 05/15/19	1,700	1,726,665
2.88%, 08/15/20	890	923,574
3.25%, 08/15/22	2,150	2,247,091
3.55%, 08/15/22[a]	1,100	1,167,868
3.63%, 05/15/24 (Call 02/15/24)	750	792,981
3.88%, 08/15/25 (Call 05/15/25)	5,750	6,202,150
3.95%, 10/15/20	900	969,807
4.00%, 08/15/23	535	581,700
Gilead Sciences Inc.
1.85%, 09/04/18	225	227,914
2.05%, 04/01/19	200	203,775
2.35%, 02/01/20	3,743	3,844,670
2.55%, 09/01/20[a]	1,000	1,035,455
3.25%, 09/01/22 (Call 07/01/22)	5,015	5,321,438
3.50%, 02/01/25 (Call 11/01/24)	4,500	4,806,931
3.70%, 04/01/24 (Call 01/01/24)	6,050	6,546,858
4.40%, 12/01/21 (Call 09/01/21)	924	1,034,585
4.50%, 04/01/21 (Call 01/01/21)	1,174	1,306,576

		77,704,564

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.08%
CRH America Inc.
5.75%, 01/15/21	$920	$1,041,824
8.13%, 07/15/18	470	521,285
Martin Marietta Materials Inc.
6.60%, 04/15/18	270	286,037
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	1,000	1,004,208
4.20%, 12/15/22 (Call 09/15/22)	225	240,057
4.20%, 12/01/24 (Call 09/01/24)	425	452,655
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	1,000	1,082,500
7.50%, 06/15/21[a]	1,075	1,307,469

		5,936,035
CHEMICALS — 1.46%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	370	381,340
3.38%, 03/15/25 (Call 12/15/24)[a]	1,085	1,114,768
3.50%, 06/01/23 (Call 03/01/23)	1,050	1,092,199
Air Products & Chemicals Inc.
1.20%, 10/15/17	900	901,545
2.75%, 02/03/23	1,000	1,036,478
3.00%, 11/03/21[a]	618	651,928
3.35%, 07/31/24 (Call 04/30/24)[a]	635	683,974
4.38%, 08/21/19	250	271,316
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	70	70,099
2.38%, 02/15/20 (Call 01/15/20)	625	631,979
2.90%, 11/15/22 (Call 08/15/22)	575	581,894
3.65%, 07/15/24 (Call 04/15/24)	725	773,766

Security	Principal (000s)	Value
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	$1,200	$1,294,049
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,073,162
Braskem Finance Ltd.
6.45%, 02/03/24	1,250	1,354,687
Cabot Corp.
3.70%, 07/15/22	900	944,515
Celanese U.S. Holdings LLC
4.63%, 11/15/22	1,000	1,093,800
CF Industries Inc.
3.45%, 06/01/23[a]	1,020	1,012,742
6.88%, 05/01/18	1,900	2,043,673
7.13%, 05/01/20	600	686,851
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,013	1,008,915
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	280	289,573
3.50%, 10/01/24 (Call 07/01/24)	2,444	2,577,889
4.13%, 11/15/21 (Call 08/15/21)	2,684	2,941,073
4.25%, 11/15/20 (Call 08/15/20)	929	1,009,931
5.70%, 05/15/18	585	626,253
8.55%, 05/15/19	4,232	4,997,137
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	3,020	3,106,332
3.60%, 08/15/22 (Call 05/15/22)	312	328,775
3.80%, 03/15/25 (Call 12/15/24)	1,000	1,054,665
4.50%, 01/15/21 (Call 10/15/20)	350	381,116
Ecolab Inc.
1.45%, 12/08/17	1,450	1,451,892
2.25%, 01/12/20	2,050	2,087,989
3.25%, 01/14/23 (Call 11/14/22)	1,050	1,095,651
4.35%, 12/08/21	1,262	1,414,235

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
EI du Pont de Nemours & Co.
2.80%, 02/15/23	$3,898	$3,988,613
3.63%, 01/15/21[a]	779	835,762
4.25%, 04/01/21[a]	1,225	1,349,029
4.63%, 01/15/20	1,845	2,022,329
5.75%, 03/15/19	775	856,657
6.00%, 07/15/18	1,821	1,975,381
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	733,984
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,059,286
Lubrizol Corp.
8.88%, 02/01/19	541	634,567
LYB International Finance BV
4.00%, 07/15/23	2,220	2,418,925
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	6,600	7,106,834
5.75%, 04/15/24 (Call 01/15/24)	1,600	1,913,750
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	380	353,131
5.25%, 03/01/22[a]	790	817,650
Monsanto Co.
2.13%, 07/15/19	1,802	1,828,218
2.20%, 07/15/22 (Call 04/15/22)[a]	750	742,601
2.75%, 07/15/21	600	617,099
2.85%, 04/15/25 (Call 01/15/25)[a]	1,120	1,122,582
3.38%, 07/15/24 (Call 04/15/24)[a]	830	861,461
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	1,540	1,626,927
4.25%, 11/15/23 (Call 08/15/23)[a]	1,000	1,064,434
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	1,850	1,867,874
3.25%, 12/01/17	1,100	1,123,106
3.63%, 03/15/24 (Call 12/15/23)	450	472,243

Security	Principal (000s)	Value
4.88%, 03/30/20	$105	$114,313
6.50%, 05/15/19	581	651,064
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	600	608,071
3.60%, 11/15/20	550	582,328
Praxair Inc.
1.25%, 11/07/18	1,050	1,051,225
2.20%, 08/15/22 (Call 05/15/22)[a]	11	11,130
2.25%, 09/24/20[a]	900	923,612
2.45%, 02/15/22 (Call 11/15/21)	613	628,696
2.65%, 02/05/25 (Call 11/05/24)	1,665	1,720,945
2.70%, 02/21/23 (Call 11/21/22)	375	389,200
3.00%, 09/01/21	1,000	1,053,171
3.20%, 01/30/26 (Call 10/30/25)	100	107,837
4.05%, 03/15/21	500	549,258
4.50%, 08/15/19	1,247	1,359,124
Rohm & Haas Co.
6.00%, 09/15/17	2,271	2,374,840
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,235	1,232,849
6.13%, 10/15/19	1,030	1,134,771
Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	523	523,494
3.45%, 08/01/25 (Call 05/01/25)[a]	450	459,524
Syngenta Finance NV
3.13%, 03/28/22	4,100	4,258,372
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,810,269
7.25%, 06/15/19	400	453,701
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	405,481
3.60%, 08/15/26 (Call 05/15/26)[c]	2,000	2,006,709

		103,868,618

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.51%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	$780	$806,013
3.38%, 09/15/25 (Call 06/15/25)	2,140	2,333,020
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	3,425	3,584,910
5.50%, 11/01/22 (Call 05/01/22)[a]	1,195	1,302,026
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	347,058
Catholic Health Initiatives
1.60%, 11/01/17	1,850	1,852,215
2.95%, 11/01/22	827	834,861
Cornell University
5.45%, 02/01/19	325	356,946
Emory University
5.63%, 09/01/19	180	202,242
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)[a]	310	310,941
3.30%, 12/15/22 (Call 09/15/22)[a]	1,300	1,363,106
MasterCard Inc.
2.00%, 04/01/19	1,279	1,303,161
3.38%, 04/01/24	3,444	3,745,541
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[a]	2,335	2,638,020
5.50%, 09/01/20	800	896,296
Princeton University Series A
4.95%, 03/01/19	878	957,615
S&P Global Inc.
2.50%, 08/15/18	560	569,169
3.30%, 08/14/20 (Call 07/14/20)	645	674,093
4.00%, 06/15/25 (Call 03/15/25)	1,800	1,957,479
5.90%, 11/15/17	1,225	1,285,445

Security	Principal (000s)	Value
Total System Services Inc.
2.38%, 06/01/18	$1,600	$1,608,993
3.75%, 06/01/23 (Call 03/01/23)	125	129,236
3.80%, 04/01/21 (Call 03/01/21)	610	644,062
4.80%, 04/01/26 (Call 01/01/26)	2,045	2,260,463
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,735	1,828,830
4.13%, 09/12/22	225	239,112
5.80%, 05/01/21	125	142,580
Western Union Co. (The)
2.88%, 12/10/17	350	353,188
3.35%, 05/22/19	500	511,058
3.65%, 08/22/18	550	565,377
5.25%, 04/01/20	715	771,071

		36,374,127
COMPUTERS — 2.50%
Apple Inc.
1.00%, 05/03/18	4,220	4,217,510
1.10%, 08/02/19	3,000	2,988,470
1.55%, 02/07/20	3,192	3,211,112
1.55%, 08/04/21 (Call 07/04/21)[a]	1,515	1,509,224
1.70%, 02/22/19[a]	1,375	1,392,241
2.00%, 05/06/20	3,220	3,285,462
2.10%, 05/06/19	7,230	7,394,466
2.15%, 02/09/22	500	508,484
2.25%, 02/23/21 (Call 01/23/21)	5,345	5,487,115
2.40%, 05/03/23	9,313	9,521,662
2.45%, 08/04/26 (Call 05/04/26)[a]	1,745	1,746,668
2.50%, 02/09/25	5,335	5,408,620
2.70%, 05/13/22[a]	2,500	2,610,169
2.85%, 05/06/21	3,575	3,770,603
2.85%, 02/23/23 (Call 12/23/22)	2,280	2,394,503
3.20%, 05/13/25	4,005	4,274,966
3.25%, 02/23/26 (Call 11/23/25)	4,770	5,088,039
3.45%, 05/06/24[a]	3,225	3,503,882

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	$711	$747,541
Computer Sciences Corp.
4.45%, 09/15/22[a]	1,425	1,503,593
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[c]	6,000	6,165,749
4.42%, 06/15/21 (Call 05/15/21)[c]	6,950	7,255,347
5.45%, 06/15/23 (Call 04/15/23)[c]	6,000	6,397,539
6.02%, 06/15/26 (Call 03/15/26)[c]	7,370	7,894,522
EMC Corp.
1.88%, 06/01/18	1,148	1,136,520
2.65%, 06/01/20[a]	2,800	2,751,000
3.38%, 06/01/23 (Call 03/01/23)[a]	2,550	2,499,000
Hewlett Packard Enterprise Co.
2.85%, 10/05/18[c]	2,000	2,038,998
3.60%, 10/15/20 (Call 09/15/20)[c]	6,850	7,150,919
4.40%, 10/15/22 (Call 08/15/22)[c]	2,250	2,371,525
4.90%, 10/15/25 (Call 07/15/25)[c]	4,800	5,094,596
HP Inc.
2.75%, 01/14/19[a]	350	355,192
3.75%, 12/01/20[a]	91	95,817
4.05%, 09/15/22	2,375	2,487,585
4.30%, 06/01/21	2,290	2,459,556
4.38%, 09/15/21[a]	940	1,013,667
4.65%, 12/09/21[a]	2,403	2,621,766
International Business Machines Corp.
1.13%, 02/06/18[a]	3,000	3,004,648
1.25%, 02/08/18	2,900	2,909,666
1.63%, 05/15/20[a]	1,600	1,611,742
1.80%, 05/17/19	1,000	1,016,629
1.88%, 05/15/19	2,830	2,880,353
1.88%, 08/01/22	4,050	4,037,397
1.95%, 02/12/19[a]	1,450	1,476,697
2.88%, 11/09/22	2,600	2,737,852

Security	Principal (000s)	Value
2.90%, 11/01/21	$1,450	$1,533,426
3.38%, 08/01/23	2,250	2,418,903
3.45%, 02/19/26[a]	2,400	2,606,125
3.63%, 02/12/24	2,644	2,875,147
5.70%, 09/14/17	3,250	3,407,199
7.63%, 10/15/18	2,579	2,919,562
8.38%, 11/01/19	2,402	2,918,742
Lexmark International Inc.
5.13%, 03/15/20[a]	297	312,113
6.65%, 06/01/18	1,331	1,409,735
NetApp Inc.
2.00%, 12/15/17	550	550,373
3.25%, 12/15/22 (Call 09/15/22)[a]	1,225	1,229,619
3.38%, 06/15/21 (Call 04/15/21)[a]	880	916,116
Seagate HDD Cayman
3.75%, 11/15/18[a]	850	873,375
4.75%, 06/01/23[a]	1,666	1,616,020
4.75%, 01/01/25[a]	1,750	1,614,375

		177,229,442
COSMETICS & PERSONAL CARE — 0.32%
Colgate-Palmolive Co.
1.75%, 03/15/19[a]	674	686,225
1.95%, 02/01/23	269	271,941
2.10%, 05/01/23[a]	600	610,537
2.30%, 05/03/22[a]	3,725	3,859,492
2.45%, 11/15/21	2,000	2,086,520
2.95%, 11/01/20	1,250	1,331,760
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	900,760
2.35%, 08/15/22	450	458,017
Procter & Gamble Co. (The)
1.60%, 11/15/18	1,100	1,113,741
1.90%, 11/01/19	1,245	1,271,822
2.30%, 02/06/22	4,500	4,644,014
2.70%, 02/02/26	730	767,319
4.70%, 02/15/19	2,323	2,523,606
6.45%, 01/15/26	1,400	1,884,627
Series A
9.36%, 01/01/21	69	81,753

		22,492,134

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.07%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	$1,000	$1,015,775
4.50%, 03/01/23 (Call 12/01/22)	525	558,845
6.00%, 04/01/20	125	137,956
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)[a]	986	997,787
5.00%, 08/10/22 (Call 02/10/22)[a]	1,146	1,196,912
5.25%, 09/01/17	700	717,526

		4,624,801
DIVERSIFIED FINANCIAL SERVICES — 3.21%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19	5,000	5,143,750
3.95%, 02/01/22 (Call 01/01/22)[a]	5,000	5,168,750
4.50%, 05/15/21[a]	5,000	5,275,000
Affiliated Managers Group Inc.
4.25%, 02/15/24	800	838,050
Air Lease Corp.
2.13%, 01/15/18	180	179,948
2.63%, 09/04/18 (Call 08/04/18)	1,370	1,384,922
3.00%, 09/15/23 (Call 07/15/23)	2,060	2,035,532
3.38%, 01/15/19 (Call 12/15/18)[a]	1,025	1,053,950
3.38%, 06/01/21 (Call 05/01/21)	1,153	1,194,511
3.75%, 02/01/22 (Call 12/01/21)[a]	450	469,604
3.88%, 04/01/21 (Call 03/01/21)[a]	425	447,857
4.25%, 09/15/24 (Call 06/15/24)[a]	1,450	1,521,705
4.75%, 03/01/20[a]	581	626,963
Alterra Finance LLC
6.25%, 09/30/20	450	512,613

Security	Principal (000s)	Value
American Express Co.
2.65%, 12/02/22	$1,900	$1,946,210
3.63%, 12/05/24 (Call 11/04/24)	1,700	1,774,118
6.15%, 08/28/17	1,195	1,251,975
7.00%, 03/19/18	2,728	2,959,398
American Express Credit Corp.
1.55%, 09/22/17	128	128,341
1.88%, 11/05/18 (Call 10/05/18)[a]	4,415	4,456,707
2.13%, 07/27/18[a]	662	671,672
2.13%, 03/18/19	350	355,671
2.25%, 08/15/19	2,750	2,805,042
2.25%, 05/05/21 (Call 04/04/21)[a]	6,800	6,915,925
2.38%, 05/26/20 (Call 04/25/20)	2,655	2,715,230
Series F
2.60%, 09/14/20 (Call 08/14/20)	2,900	2,988,057
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	500	503,231
3.70%, 10/15/24	2,050	2,215,839
4.00%, 10/15/23[a]	1,115	1,218,227
5.30%, 03/15/20	950	1,057,248
7.30%, 06/28/19	135	155,339
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,505,159
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	885	935,028
6.40%, 10/02/17	400	420,694
7.25%, 02/01/18	2,663	2,875,007
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	450	464,245
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,022,886
3.38%, 02/15/23[a]	3,000	3,079,947
8.80%, 07/15/19	3,893	4,591,725

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	$1,225	$1,229,443
3.00%, 03/10/25 (Call 12/10/24)	570	592,540
3.23%, 09/01/22	735	775,824
3.45%, 02/13/26 (Call 11/13/25)	1,380	1,484,944
4.45%, 07/22/20[a]	1,177	1,299,268
CME Group Inc.
3.00%, 09/15/22	1,100	1,164,797
3.00%, 03/15/25 (Call 12/15/24)[a]	1,000	1,053,422
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,540	1,562,043
3.85%, 11/21/22	550	565,907
3.95%, 11/06/24 (Call 08/06/24)	610	628,056
5.20%, 04/27/22	620	682,620
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)	1,920	2,054,400
Eaton Vance Corp.
6.50%, 10/02/17	346	363,616
Ford Motor Credit Co. LLC
1.68%, 09/08/17	3,000	2,999,649
1.72%, 12/06/17	2,100	2,098,111
2.38%, 01/16/18	2,700	2,725,909
2.88%, 10/01/18	5,015	5,125,171
3.00%, 06/12/17	1,996	2,020,176
5.00%, 05/15/18	4,674	4,924,351
6.63%, 08/15/17	1,092	1,143,866
Franklin Resources Inc.
1.38%, 09/15/17	375	375,692
2.80%, 09/15/22[a]	877	910,087
2.85%, 03/30/25	725	746,238
4.63%, 05/20/20	350	385,001
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[a]	8,461	8,708,013
3.37%, 11/15/25[a]	5,993	6,565,887
General Electric Co.
1.63%, 04/02/18[a]	653	659,657

Security	Principal (000s)	Value
5.63%, 09/15/17	$1,898	$1,988,581
5.63%, 05/01/18	1,758	1,890,645
HSBC Finance Corp.
6.68%, 01/15/21	6,663	7,665,005
Intercontinental Exchange Inc.
2.50%, 10/15/18	262	268,306
2.75%, 12/01/20 (Call 11/01/20)	792	824,309
3.75%, 12/01/25 (Call 09/01/25)	3,570	3,900,864
4.00%, 10/15/23	2,500	2,748,538
International Lease Finance Corp.
5.88%, 04/01/19	5,000	5,400,000
7.13%, 09/01/18[c]	2,221	2,443,100
Invesco Finance PLC
3.13%, 11/30/22	823	846,270
3.75%, 01/15/26	220	233,963
4.00%, 01/30/24	2,250	2,450,207
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)[a]	1,200	1,290,940
Jefferies Group LLC
5.13%, 04/13/18[a]	1,431	1,490,219
5.13%, 01/20/23[a]	620	652,908
6.88%, 04/15/21	543	614,842
8.50%, 07/15/19[a]	840	958,601
Lazard Group LLC
3.75%, 02/13/25	1,375	1,383,054
4.25%, 11/14/20[a]	521	554,341
Legg Mason Inc.
2.70%, 07/15/19	185	187,794
3.95%, 07/15/24	790	799,639
4.75%, 03/15/26[a]	350	376,714
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	890	932,217
4.25%, 06/01/24 (Call 03/01/24)	725	776,951
5.25%, 01/16/18[a]	970	1,016,644
5.55%, 01/15/20[a]	1,367	1,504,212
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	100	101,027

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.15%, 02/01/19 (Call 01/01/19)	$450	$456,326
2.30%, 11/15/19 (Call 10/15/19)	1,800	1,840,741
2.30%, 11/01/20 (Call 10/01/20)	465	474,466
2.70%, 02/15/23 (Call 12/15/22)	1,900	1,960,136
2.85%, 01/27/25 (Call 10/27/24)	35	35,980
3.05%, 02/15/22 (Call 11/15/21)	2,100	2,202,065
3.25%, 11/01/25 (Call 08/01/25)[a]	2,325	2,488,785
3.40%, 11/15/23 (Call 08/15/23)[a]	500	527,292
5.45%, 02/01/18[a]	1,000	1,055,215
10.38%, 11/01/18	161	191,169
Nomura Holdings Inc.
2.75%, 03/19/19[a]	2,000	2,034,380
6.70%, 03/04/20	897	1,029,923
NYSE Holdings LLC
2.00%, 10/05/17	369	371,814
OM Asset Management PLC
4.80%, 07/27/26	500	498,848
Raymond James Financial Inc.
3.63%, 09/15/26	1,000	1,013,034
8.60%, 08/15/19	200	236,402
Stifel Financial Corp.
4.25%, 07/18/24	2,830	2,873,692
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)[a]	1,340	1,354,761
2.70%, 02/03/20 (Call 01/03/20)[a]	1,189	1,199,205
3.00%, 08/15/19 (Call 07/15/19)	625	637,893
3.70%, 08/04/26 (Call 05/04/26)	2,500	2,483,744
3.75%, 08/15/21 (Call 06/15/21)[a]	2,245	2,352,238
4.25%, 08/15/24 (Call 05/15/24)	2,750	2,884,720

Security	Principal (000s)	Value
4.50%, 07/23/25 (Call 04/24/25)[a]	$1,655	$1,749,850
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	2,585	2,692,805
5.60%, 12/01/19	692	769,887
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	6,885	7,083,172
2.80%, 12/14/22 (Call 10/14/22)[a]	4,995	5,238,545
3.15%, 12/14/25 (Call 09/14/25)	7,425	7,906,703

		227,654,446
ELECTRIC — 3.72%
Alabama Power Co.
5.50%, 10/15/17	190	198,978
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)[a]	280	286,255
3.65%, 02/15/26 (Call 11/15/25)	576	617,969
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	725	752,416
6.13%, 11/15/17	1,050	1,111,092
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	650	650,032
2.95%, 12/15/22 (Call 09/15/22)	1,000	1,028,996
Appalachian Power Co.
4.60%, 03/30/21 (Call 12/30/20)	400	437,706
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	710	720,604
3.15%, 05/15/25 (Call 02/15/25)[a]	510	538,356
8.75%, 03/01/19[a]	450	521,265
Avangrid Inc.
4.63%, 10/01/20	900	966,151
Avista Corp.
5.13%, 04/01/22	985	1,114,509

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	$1,000	$999,212
2.80%, 08/15/22 (Call 05/15/22)[a]	1,355	1,390,258
3.50%, 11/15/21 (Call 08/15/21)	500	533,248
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	955	965,023
2.40%, 02/01/20 (Call 01/01/20)[a]	800	815,962
3.50%, 02/01/25 (Call 11/01/24)	700	755,242
3.75%, 11/15/23 (Call 08/15/23)	1,200	1,312,145
5.75%, 04/01/18	1,383	1,478,093
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	425	456,958
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	1,000	997,238
2.25%, 08/01/22 (Call 05/01/22)	325	327,059
Series Z
2.40%, 09/01/26 (Call 06/01/26)	1,000	1,007,039
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[c]	1,495	1,576,881
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	770	823,822
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	1,000	1,073,728
3.88%, 03/01/24 (Call 12/01/23)	650	708,094
5.05%, 03/15/22 (Call 12/15/21)	600	681,714
8.75%, 06/15/19	1,600	1,901,827

Security	Principal (000s)	Value
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)[a]	$535	$541,533
2.55%, 06/15/26 (Call 03/15/26)[a]	1,150	1,170,650
3.10%, 11/01/24 (Call 08/01/24)[a]	1,350	1,435,923
3.40%, 09/01/21 (Call 06/01/21)[a]	1,350	1,444,707
4.00%, 08/01/20 (Call 05/01/20)	780	843,205
5.80%, 03/15/18	677	723,849
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,100	1,123,953
5.65%, 05/01/18	1,045	1,117,073
Series 09-A
5.50%, 02/01/19	300	327,365
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	275	294,113
7.13%, 12/01/18	1,666	1,875,469
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	2,000	1,999,919
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	1,300	1,442,871
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	500	517,122
3.38%, 08/15/23 (Call 05/15/23)	375	404,304
5.65%, 09/15/18	270	292,611
5.65%, 04/15/20	315	355,199
6.13%, 03/15/19	1,110	1,241,713
6.70%, 09/15/19	1,044	1,200,490
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	19	20,599
Dominion Resources Inc./VA
1.90%, 06/15/18	600	604,475
2.50%, 12/01/19 (Call 11/01/19)	375	382,643

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.96%, 07/01/19[b]	$315	$321,951
3.63%, 12/01/24 (Call 09/01/24)	2,650	2,823,542
3.90%, 10/01/25 (Call 07/01/25)[a]	2,850	3,101,093
4.45%, 03/15/21[a]	1,550	1,710,377
5.20%, 08/15/19	1,680	1,844,474
6.40%, 06/15/18	450	488,217
Series B
1.60%, 08/15/19	2,545	2,546,866
2.75%, 09/15/22 (Call 06/15/22)	240	245,422
Series C
2.00%, 08/15/21 (Call 07/15/21)	1,550	1,551,375
Series D
2.85%, 08/15/26 (Call 05/15/26)	2,750	2,754,906
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)[a]	475	504,802
3.90%, 06/01/21 (Call 03/01/21)[a]	1,150	1,249,743
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)[a]	1,005	1,028,021
3.30%, 06/15/22 (Call 04/15/22)	325	344,678
3.85%, 12/01/23 (Call 09/01/23)	525	574,174
Series C
3.50%, 06/01/24 (Call 03/01/24)[a]	1,130	1,206,925
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	1,500	1,540,212
3.90%, 06/15/21 (Call 03/15/21)	760	831,666
7.00%, 11/15/18	839	940,169
Duke Energy Corp.
1.63%, 08/15/17	2,079	2,084,494
1.80%, 09/01/21 (Call 08/01/21)	1,555	1,551,231

Security	Principal (000s)	Value
2.10%, 06/15/18 (Call 05/15/18)	$270	$273,194
2.65%, 09/01/26 (Call 06/01/26)	1,300	1,296,698
3.05%, 08/15/22 (Call 05/15/22)	750	784,805
3.55%, 09/15/21 (Call 06/15/21)[a]	445	475,709
3.75%, 04/15/24 (Call 01/15/24)	1,270	1,378,161
3.95%, 10/15/23 (Call 07/15/23)	850	933,076
5.05%, 09/15/19[a]	925	1,019,158
6.25%, 06/15/18[a]	270	292,569
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	560	591,911
4.55%, 04/01/20	65	70,678
5.65%, 06/15/18	633	681,572
Duke Energy Indiana LLC
3.75%, 07/15/20[a]	750	805,596
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	950	1,044,326
5.45%, 04/01/19[a]	1,300	1,430,167
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	753	782,768
3.00%, 09/15/21 (Call 06/15/21)[a]	750	792,866
3.25%, 08/15/25 (Call 05/15/25)	260	279,412
5.30%, 01/15/19	860	938,939
Edison International
2.95%, 03/15/23 (Call 01/15/23)	500	514,993
3.75%, 09/15/17	500	512,622
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)[c]	1,705	1,743,604
3.55%, 06/15/26 (Call 03/15/26)[a,c]	1,795	1,888,715

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Empresa Nacional de Electricidad SA/Chile
4.25%, 04/15/24 (Call 01/15/24)	$100	$107,542
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	790	819,818
3.50%, 04/01/26 (Call 01/01/26)	1,100	1,195,953
3.70%, 06/01/24 (Call 03/01/24)	900	979,936
3.75%, 02/15/21 (Call 11/15/20)	850	915,753
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	1,000	1,095,085
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	533,888
6.00%, 05/01/18	550	590,144
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	680	750,940
6.50%, 09/01/18	1,000	1,093,051
Entergy Texas Inc.
7.13%, 02/01/19	455	509,112
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	420	420,028
2.50%, 03/15/21 (Call 02/15/21)	565	578,669
2.80%, 05/01/23 (Call 02/01/23)	1,050	1,073,650
3.35%, 03/15/26 (Call 12/15/25)	1,400	1,475,647
4.50%, 11/15/19	425	462,319
Series H
3.15%, 01/15/25 (Call 10/15/24)	240	249,807
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)[a]	755	766,025
2.85%, 06/15/20 (Call 05/15/20)[a]	1,250	1,290,890

Security	Principal (000s)	Value
3.40%, 04/15/26 (Call 01/15/26)	$740	$779,569
3.95%, 06/15/25 (Call 03/15/25)	1,890	2,067,737
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	1,000	1,022,680
4.00%, 10/01/20 (Call 07/01/20)[a]	150	159,132
4.25%, 06/15/22 (Call 03/15/22)[a]	1,000	1,068,046
5.20%, 10/01/19	1,400	1,530,899
6.20%, 10/01/17	1,000	1,047,579
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	175	155,750
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)[a]	69	71,535
3.13%, 12/01/25 (Call 06/01/25)[a]	790	840,152
3.25%, 06/01/24 (Call 12/01/23)	1,450	1,547,578
5.55%, 11/01/17	845	885,972
Georgia Power Co.
1.95%, 12/01/18	1,250	1,263,900
2.85%, 05/15/22[a]	1,000	1,035,701
4.25%, 12/01/19	1,270	1,378,064
5.40%, 06/01/18	300	320,151
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	1,061	1,157,951
5.29%, 06/15/22 (Call 03/15/22)[b]	375	419,559
Hydro-Quebec
8.40%, 01/15/22	615	803,874
9.40%, 02/01/21	200	258,374
Iberdrola International BV
5.81%, 03/15/25[a]	35	40,590
Indiana Michigan Power Co.
7.00%, 03/15/19[a]	170	190,379
Series J
3.20%, 03/15/23 (Call 12/15/22)	630	656,686

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Integrys Holding Inc.
4.17%, 11/01/20[a]	$500	$540,850
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	600	642,072
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	1,000	1,014,933
3.65%, 06/15/24 (Call 03/15/24)	995	1,039,101
Jersey Central Power & Light Co.
7.35%, 02/01/19[a]	1,070	1,190,817
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	646	663,893
3.65%, 08/15/25 (Call 05/15/25)	825	877,616
6.38%, 03/01/18	370	394,113
7.15%, 04/01/19	950	1,077,081
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	638	672,072
3.30%, 10/01/25 (Call 07/01/25)[a]	1,000	1,076,306
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)[a]	300	318,920
4.38%, 10/01/21 (Call 07/01/21)[a]	400	436,220
Louisville Gas & Electric Co. Series 25
3.30%, 10/01/25 (Call 07/01/25)	525	562,892
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)[a]	200	205,230
3.50%, 10/15/24 (Call 07/15/24)	610	666,162
3.70%, 09/15/23 (Call 06/15/23)	247	271,249
5.30%, 03/15/18	1,370	1,452,665
Nevada Power Co.
6.50%, 08/01/18	550	601,807
7.13%, 03/15/19	2,090	2,383,217

Security	Principal (000s)	Value
Series O
6.50%, 05/15/18	$500	$542,677
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	455	456,371
2.30%, 04/01/19	1,925	1,946,527
2.40%, 09/15/19 (Call 08/15/19)	1,320	1,340,626
3.63%, 06/15/23 (Call 03/15/23)	555	587,669
4.50%, 06/01/21 (Call 03/01/21)	570	625,598
6.00%, 03/01/19	1,000	1,101,594
VRN, (3 mo. LIBOR US + 2.125%)
6.65%, 06/15/67 (Call 06/15/17)	318	265,530
Series D
VRN, (3 mo. LIBOR US + 3.348%)
7.30%, 09/01/67 (Call 09/01/17)	300	297,000
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	1,175	1,265,052
5.45%, 09/15/20	373	419,896
6.13%, 03/01/22	738	875,477
6.40%, 03/15/18	505	540,933
6.80%, 01/15/19	870	971,536
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,000	2,020,516
5.25%, 03/01/18	70	74,024
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	504,775
3.25%, 11/15/25 (Call 08/15/25)	75	80,116
5.63%, 11/15/17	250	262,128
Oglethorpe Power Corp.
6.10%, 03/15/19[a]	375	412,144
Ohio Power Co.
6.05%, 05/01/18	600	639,868
Series M
5.38%, 10/01/21	630	723,050

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	$920	$1,007,103
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	840	844,899
4.10%, 06/01/22 (Call 03/01/22)[a]	850	929,502
6.80%, 09/01/18	300	330,301
7.00%, 09/01/22	1,579	2,004,793
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	1,175	1,190,631
3.25%, 09/15/21 (Call 06/15/21)[a]	148	157,031
3.40%, 08/15/24 (Call 05/15/24)	2,755	2,970,152
3.50%, 10/01/20 (Call 07/01/20)	1,406	1,504,368
3.50%, 06/15/25 (Call 03/15/25)	1,000	1,088,588
3.75%, 02/15/24 (Call 11/15/23)	820	901,470
4.25%, 05/15/21 (Call 02/15/21)	1,100	1,209,895
5.63%, 11/30/17	550	579,706
8.25%, 10/15/18	900	1,024,458
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,090	1,140,007
3.35%, 07/01/25 (Call 04/01/25)	250	270,160
3.85%, 06/15/21 (Call 03/15/21)	1,140	1,242,416
5.50%, 01/15/19	500	546,376
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	1,024,228
3.15%, 10/15/25 (Call 07/15/25)[a]	1,550	1,651,486
5.35%, 03/01/18	500	529,096
Pennsylvania Electric Co.
5.20%, 04/01/20	400	434,915

Security	Principal (000s)	Value
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[a]	$1,105	$1,126,294
Portland General Electric Co.
6.10%, 04/15/19	400	442,176
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,100	1,194,020
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	450	451,652
3.10%, 05/15/26 (Call 02/15/26)	1,100	1,120,916
3.40%, 06/01/23 (Call 03/01/23)[a]	555	584,149
3.95%, 03/15/24 (Call 12/15/23)	280	303,043
4.20%, 06/15/22 (Call 03/15/22)	2,375	2,594,090
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	1,055	1,074,842
3.00%, 09/15/21 (Call 06/15/21)[a]	800	840,829
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,760	1,831,929
4.40%, 01/15/21 (Call 10/15/20)	2,100	2,291,454
4.88%, 12/01/19	450	493,863
7.05%, 03/15/19	998	1,129,999
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)[a]	2,050	2,096,967
4.15%, 09/15/21 (Call 06/15/21)[a]	750	796,455
4.30%, 11/15/23 (Call 08/15/23)[a]	1,000	1,068,816
5.13%, 04/15/20[a]	868	940,744
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,521,078

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.90%, 05/15/25 (Call 11/15/24)[a]	$510	$534,744
5.13%, 06/01/19	140	153,522
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)[a]	575	607,609
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	135,903
5.15%, 12/01/19	640	703,655
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	950	960,949
2.00%, 08/15/19 (Call 07/15/19)	180	183,008
2.38%, 05/15/23 (Call 02/15/23)	486	493,472
3.00%, 05/15/25 (Call 02/15/25)[a]	550	579,476
3.05%, 11/15/24 (Call 08/15/24)	725	767,090
3.15%, 08/15/24 (Call 05/15/24)	135	143,564
3.50%, 08/15/20	345	364,574
Series I
1.80%, 06/01/19 (Call 05/01/19)[a]	200	202,221
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	1,425	1,480,859
5.63%, 07/15/22 (Call 04/15/22)	800	913,206
6.00%, 09/01/21	285	330,727
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,000	1,013,593
3.00%, 08/15/21[a]	1,500	1,586,368
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	1,020	1,058,173
4.75%, 05/15/21 (Call 02/15/21)	496	529,157
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)[c]	2,700	2,738,657

Security	Principal (000s)	Value
South Carolina Electric & Gas Co.
5.25%, 11/01/18	$470	$506,739
6.50%, 11/01/18	350	386,246
Southern California Edison Co.
1.85%, 02/01/22	236	237,312
3.88%, 06/01/21 (Call 03/01/21)	167	182,059
5.50%, 08/15/18	128	138,540
Series C
3.50%, 10/01/23 (Call 07/01/23)[a]	1,145	1,246,638
Southern Co. (The)
1.85%, 07/01/19	2,530	2,548,503
2.15%, 09/01/19 (Call 08/01/19)	1,675	1,699,991
2.35%, 07/01/21 (Call 06/01/21)	2,420	2,452,559
2.75%, 06/15/20 (Call 05/15/20)	2,200	2,266,526
3.25%, 07/01/26 (Call 04/01/26)	865	896,095
Southern Power Co.
1.85%, 12/01/17	1,150	1,154,593
2.38%, 06/01/20 (Call 05/01/20)	4,075	4,121,406
4.15%, 12/01/25 (Call 09/01/25)[a]	775	837,279
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	1,000	1,060,465
6.45%, 01/15/19	974	1,070,936
Series F
5.88%, 03/01/18	650	688,275
Southwestern Public Service Co. Series G
8.75%, 12/01/18[a]	825	947,956
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	1,050	1,105,713
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	370	376,375
5.40%, 05/15/21	400	453,064
6.10%, 05/15/18[a]	300	320,536

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
TECO Finance Inc.
5.15%, 03/15/20	$695	$764,909
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	675	648,000
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	401	403,379
5.15%, 11/15/21 (Call 08/15/21)	475	531,426
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	371	400,799
6.70%, 02/01/19	740	829,958
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)[a]	350	366,447
3.10%, 05/15/25 (Call 02/15/25)	425	449,684
3.45%, 02/15/24 (Call 11/15/23)[a]	1,227	1,327,092
5.00%, 06/30/19	500	542,442
5.40%, 04/30/18	1,016	1,082,145
5.95%, 09/15/17	800	839,406
Series A
3.15%, 01/15/26 (Call 10/15/25)	410	435,096
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	305	311,734
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,000	1,002,624
3.25%, 12/01/25 (Call 09/01/25)[a]	875	926,222
5.10%, 07/15/20	340	377,724
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	685	686,197
2.95%, 09/15/21 (Call 06/15/21)	850	884,309
3.10%, 06/01/25 (Call 03/01/25)[a]	1,450	1,525,460
4.25%, 12/15/19	250	269,849

Security	Principal (000s)	Value
Wisconsin Power & Light Co.
5.00%, 07/15/19	$350	$379,932
Wisconsin Public Service Corp.
1.65%, 12/04/18	1,010	1,014,565
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	3,000	3,072,752
4.70%, 05/15/20 (Call 11/15/19)	450	492,216

		263,761,570
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	192	199,483
2.63%, 02/15/23 (Call 11/15/22)	1,262	1,295,263
3.15%, 06/01/25 (Call 03/01/25)[a]	400	423,292
4.25%, 11/15/20[a]	125	137,985
4.88%, 10/15/19	1,450	1,598,498
5.25%, 10/15/18	884	956,931
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,000	1,051,330
Legrand France SA
8.50%, 02/15/25	550	739,271

		6,402,053
ELECTRONICS — 0.55%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)[a]	726	767,524
5.00%, 07/15/20[a]	1,100	1,212,374
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	925	944,931
3.13%, 09/15/21 (Call 08/15/21)	1,480	1,527,702
4.00%, 02/01/22 (Call 11/01/21)	1,000	1,060,785
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	1,125	1,153,171

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Avnet Inc.
4.88%, 12/01/22	$745	$811,586
5.88%, 06/15/20[a]	675	749,584
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	500	501,760
Flextronics International Ltd.
4.63%, 02/15/20	150	157,500
4.75%, 06/15/25 (Call 03/15/25)[a]	900	963,270
5.00%, 02/15/23[a]	550	597,960
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	2,000	2,061,354
Fortive Corp.
1.80%, 06/15/19[c]	1,075	1,082,172
2.35%, 06/15/21 (Call 05/15/21)[c]	630	638,411
3.15%, 06/15/26 (Call 03/15/26)[c]	4,000	4,161,109
Honeywell International Inc.
4.25%, 03/01/21	940	1,046,407
5.00%, 02/15/19	2,963	3,230,527
5.30%, 03/01/18	1,175	1,248,300
Jabil Circuit Inc.
4.70%, 09/15/22[a]	650	676,000
5.63%, 12/15/20[a]	1,200	1,284,000
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	1,000	1,015,999
4.55%, 10/30/24 (Call 07/30/24)[a]	200	206,453
Koninklijke Philips NV
3.75%, 03/15/22	3,096	3,339,769
5.75%, 03/11/18	1,056	1,125,265
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	1,290	1,427,965
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	2,656	2,670,528
2.40%, 02/01/19	356	361,413
3.65%, 12/15/25 (Call 09/15/25)[a]	1,835	1,930,454

Security	Principal (000s)	Value
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)	$900	$935,253

		38,889,526
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
2.88%, 05/08/22	996	1,038,196
Fluor Corp.
3.38%, 09/15/21	825	873,792
3.50%, 12/15/24 (Call 09/15/24)	1,785	1,898,335

		3,810,323
ENVIRONMENTAL CONTROL — 0.20%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,000	1,016,881
3.20%, 03/15/25 (Call 12/15/24)	1,125	1,175,149
3.55%, 06/01/22 (Call 03/01/22)	1,146	1,220,781
3.80%, 05/15/18	950	985,898
4.75%, 05/15/23 (Call 02/15/23)	700	796,983
5.00%, 03/01/20	529	581,808
5.25%, 11/15/21	795	914,431
5.50%, 09/15/19	645	714,165
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	1,350	1,410,037
3.13%, 03/01/25 (Call 12/01/24)	1,300	1,373,291
3.50%, 05/15/24 (Call 02/15/24)	500	540,218
4.60%, 03/01/21 (Call 12/01/20)[a]	850	944,005
6.10%, 03/15/18	2,052	2,201,720

		13,875,367
FOOD — 1.37%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,850	1,940,651
4.25%, 04/15/21	575	632,350
4.50%, 02/15/19	585	627,822

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
ConAgra Foods Inc.
1.90%, 01/25/18	$2,230	$2,239,350
3.20%, 01/25/23 (Call 10/25/22)	977	1,014,698
3.25%, 09/15/22	1,261	1,300,764
7.00%, 04/15/19[a]	180	201,870
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)[a]	750	812,765
General Mills Inc.
1.40%, 10/20/17	1,500	1,504,291
2.20%, 10/21/19	150	153,418
3.15%, 12/15/21 (Call 09/15/21)[a]	2,346	2,488,505
3.65%, 02/15/24 (Call 11/15/23)[a]	1,220	1,338,244
5.65%, 02/15/19	1,393	1,537,030
Hershey Co. (The)
1.60%, 08/21/18	40	40,314
2.30%, 08/15/26 (Call 05/15/26)	3,000	2,994,954
3.20%, 08/21/25 (Call 05/21/25)	600	633,758
4.13%, 12/01/20[a]	1,000	1,104,159
Hillshire Brands Co. (The)
4.10%, 09/15/20	798	844,209
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	137,274
Ingredion Inc.
4.63%, 11/01/20	375	408,184
JM Smucker Co. (The)
1.75%, 03/15/18	1,160	1,165,354
2.50%, 03/15/20	1,000	1,022,135
3.50%, 10/15/21	650	694,590
3.50%, 03/15/25	2,225	2,395,305
Kellogg Co.
3.25%, 05/21/18	940	968,736
3.25%, 04/01/26[a]	1,225	1,271,142
4.00%, 12/15/20	1,813	1,966,662
4.15%, 11/15/19	650	700,428
Kraft Heinz Foods Co.
2.00%, 07/02/18	5,000	5,054,565

Security	Principal (000s)	Value
2.80%, 07/02/20 (Call 06/02/20)	$990	$1,027,197
3.00%, 06/01/26 (Call 03/01/26)	4,460	4,534,317
3.50%, 06/06/22	1,549	1,654,746
3.50%, 07/15/22 (Call 05/15/22)	500	532,716
3.95%, 07/15/25 (Call 04/15/25)[a]	5,000	5,458,233
6.13%, 08/23/18	3,150	3,433,137
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	1,000	1,018,286
2.60%, 02/01/21 (Call 01/01/21)	960	991,439
2.95%, 11/01/21 (Call 10/01/21)[a]	1,150	1,203,639
3.30%, 01/15/21 (Call 12/15/20)	890	943,696
3.40%, 04/15/22 (Call 01/15/22)	1,350	1,433,019
3.85%, 08/01/23 (Call 05/01/23)	1,700	1,865,443
4.00%, 02/01/24 (Call 11/01/23)	475	525,796
6.15%, 01/15/20	2,605	2,975,854
6.40%, 08/15/17	1,150	1,206,124
6.80%, 12/15/18	790	883,354
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	1,000	1,070,719
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,309,017
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	1,150	1,170,916
4.00%, 02/01/24 (Call 11/01/23)	1,675	1,845,995
5.38%, 02/10/20[a]	419	469,799
6.13%, 02/01/18	769	818,147
6.13%, 08/23/18[a]	1,788	1,945,049
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)[a]	260	266,497

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.60%, 10/01/20 (Call 09/01/20)	$385	$397,728
2.60%, 06/12/22	950	963,738
3.30%, 07/15/26 (Call 04/15/26)	1,760	1,844,556
3.75%, 10/01/25 (Call 07/01/25)	285	309,340
5.25%, 02/12/18	1,631	1,717,127
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	2,832	2,906,765
3.95%, 08/15/24 (Call 05/15/24)	2,150	2,326,707
4.50%, 06/15/22 (Call 03/15/22)	2,150	2,376,890
Unilever Capital Corp.
1.38%, 07/28/21[a]	1,500	1,488,984
2.00%, 07/28/26	1,500	1,474,870
2.10%, 07/30/20	150	153,518
2.20%, 03/06/19	1,500	1,536,871
3.10%, 07/30/25	560	604,407
4.25%, 02/10/21	1,569	1,746,513
4.80%, 02/15/19	1,186	1,287,365
Whole Foods Market Inc.
5.20%, 12/03/25 (Call 09/03/25)[a,c]	500	539,148

		97,451,189
FOREST PRODUCTS & PAPER — 0.21%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	620	668,050
7.25%, 07/29/19[a]	925	1,054,278
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	70	73,631
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,000	1,031,250
Georgia-Pacific LLC
8.00%, 01/15/24[a]	1,250	1,663,589
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	600	631,566
3.80%, 01/15/26 (Call 10/15/25)[a]	2,500	2,650,599

Security	Principal (000s)	Value
4.75%, 02/15/22 (Call 11/15/21)	$70	$77,533
7.50%, 08/15/21	416	511,702
7.95%, 06/15/18	3,147	3,504,117
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)	2,760	2,996,098

		14,862,413
GAS — 0.27%
AGL Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	250	257,262
Atmos Energy Corp.
8.50%, 03/15/19	168	195,790
CenterPoint Energy Inc.
6.50%, 05/01/18	1,000	1,071,393
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)[a]	1,500	1,530,936
2.80%, 11/15/20 (Call 10/15/20)	600	619,360
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)[a]	1,220	1,235,734
4.90%, 12/01/21 (Call 09/01/21)[a]	1,130	1,208,357
8.75%, 05/01/19	750	841,126
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	303,187
3.61%, 02/01/24 (Call 11/01/23)	425	457,548
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	1,075	1,092,509
2.88%, 10/01/22 (Call 07/01/22)	1,500	1,523,768
3.55%, 06/15/24 (Call 03/15/24)	500	529,201
6.15%, 06/15/18	534	577,203
9.80%, 02/15/19	1,420	1,693,389
Southern California Gas Co.
1.55%, 06/15/18	500	502,063

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.60%, 06/15/26 (Call 03/15/26)	$2,250	$2,298,008
3.15%, 09/15/24 (Call 06/15/24)	1,255	1,340,959
3.20%, 06/15/25 (Call 03/15/25)	475	508,392
Series HH
5.45%, 04/15/18	200	211,895
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	300	315,116
5.25%, 08/15/19	550	589,506
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	104,130

		19,006,832
HAND & MACHINE TOOLS — 0.08%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)[a]	205	200,872
3.88%, 02/15/22 (Call 11/15/21)[a]	692	696,697
Snap-On Inc.
4.25%, 01/15/18	815	845,367
6.13%, 09/01/21	125	147,262
Stanley Black & Decker Inc.
2.45%, 11/17/18	500	509,799
2.90%, 11/01/22	2,135	2,213,104
3.40%, 12/01/21 (Call 09/01/21)	1,208	1,270,374

		5,883,475
HEALTH CARE – PRODUCTS — 1.38%
Abbott Laboratories
2.00%, 03/15/20[a]	230	232,116
2.55%, 03/15/22	1,960	1,997,553
2.95%, 03/15/25 (Call 12/15/24)	1,090	1,120,848
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	1,770	1,764,075
2.60%, 08/15/26 (Call 05/15/26)	1,000	994,003

Security	Principal (000s)	Value
Becton Dickinson and Co.
1.80%, 12/15/17	$370	$371,808
2.68%, 12/15/19	2,359	2,439,567
3.13%, 11/08/21	1,687	1,764,675
3.25%, 11/12/20	900	947,630
3.73%, 12/15/24 (Call 09/15/24)	1,795	1,946,016
3.88%, 05/15/24 (Call 02/15/24)	1,105	1,196,890
5.00%, 05/15/19	625	680,956
6.38%, 08/01/19	2,655	3,006,332
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,020,482
2.85%, 05/15/20[a]	2,450	2,521,252
3.85%, 05/15/25	2,000	2,142,178
4.13%, 10/01/23 (Call 07/01/23)	525	570,757
6.00%, 01/15/20	1,542	1,743,165
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	2,300	2,434,010
4.20%, 06/15/20	3,350	3,664,920
6.00%, 10/15/17	1,457	1,535,620
CR Bard Inc.
1.38%, 01/15/18	285	284,920
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,232,229
Danaher Corp.
1.65%, 09/15/18	1,265	1,279,103
2.40%, 09/15/20 (Call 08/15/20)	2,500	2,581,155
3.35%, 09/15/25 (Call 06/15/25)	20	21,965
Edwards Lifesciences Corp.
2.88%, 10/15/18	530	541,298
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	1,546	1,704,106
6.00%, 03/01/20	446	501,497
Medtronic Inc.
1.38%, 04/01/18	2,343	2,349,570
1.50%, 03/15/18	1,745	1,753,075
2.50%, 03/15/20	3,115	3,218,603

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.75%, 04/01/23 (Call 01/01/23)	$2,850	$2,956,091
3.13%, 03/15/22 (Call 12/15/21)	950	1,004,337
3.15%, 03/15/22	1,080	1,145,927
3.50%, 03/15/25	4,100	4,440,075
3.63%, 03/15/24 (Call 12/15/23)	2,862	3,131,496
4.13%, 03/15/21 (Call 12/15/20)	1,650	1,809,058
4.45%, 03/15/20	794	872,103
5.60%, 03/15/19	750	828,210
St. Jude Medical Inc.
2.00%, 09/15/18	4,913	4,957,634
2.80%, 09/15/20 (Call 08/15/20)[a]	890	915,214
3.25%, 04/15/23 (Call 01/15/23)	600	618,530
Stryker Corp.
1.30%, 04/01/18	1,875	1,875,126
2.00%, 03/08/19	2,500	2,530,518
2.63%, 03/15/21 (Call 02/15/21)	155	160,245
3.38%, 05/15/24 (Call 02/15/24)	1,075	1,129,721
3.38%, 11/01/25 (Call 08/01/25)	480	504,786
3.50%, 03/15/26 (Call 12/15/25)	1,070	1,135,504
4.38%, 01/15/20	560	609,253
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	1,705	1,744,350
3.15%, 01/15/23 (Call 10/15/22)[a]	1,250	1,287,330
3.30%, 02/15/22	2,430	2,549,980
3.60%, 08/15/21 (Call 05/15/21)	679	721,884
4.15%, 02/01/24 (Call 11/01/23)	505	552,466
4.50%, 03/01/21	1,403	1,544,913
4.70%, 05/01/20	900	984,448

Security	Principal (000s)	Value
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	$725	$740,078
3.15%, 04/01/22 (Call 02/01/22)	1,050	1,080,038
3.38%, 11/30/21 (Call 08/30/21)	1,485	1,554,168
3.55%, 04/01/25 (Call 01/01/25)	3,300	3,440,672
4.63%, 11/30/19	1,200	1,300,324

		97,686,853
HEALTH CARE – SERVICES — 1.27%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	2,156	2,153,535
1.90%, 06/07/19	740	746,492
2.20%, 03/15/19 (Call 02/15/19)[a]	285	289,763
2.40%, 06/15/21 (Call 05/15/21)	4,425	4,485,971
2.75%, 11/15/22 (Call 08/15/22)	775	780,913
2.80%, 06/15/23 (Call 04/15/23)	3,060	3,130,880
3.20%, 06/15/26 (Call 03/15/26)[a]	7,275	7,413,689
3.50%, 11/15/24 (Call 08/15/24)	595	633,307
3.95%, 09/01/20	992	1,068,750
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,086,033
Anthem Inc.
1.88%, 01/15/18	330	331,917
2.25%, 08/15/19	3,100	3,148,541
2.30%, 07/15/18	1,520	1,541,071
3.13%, 05/15/22	1,396	1,447,308
3.30%, 01/15/23	650	679,704
3.50%, 08/15/24 (Call 05/15/24)	1,010	1,060,937
3.70%, 08/15/21 (Call 05/15/21)[a]	1,925	2,050,702
4.35%, 08/15/20	1,200	1,302,874
7.00%, 02/15/19	750	843,177

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	$1,493	$1,535,082
4.00%, 02/15/22 (Call 11/15/21)	149	160,749
4.38%, 12/15/20 (Call 09/15/20)[a]	1,100	1,195,049
4.50%, 03/15/21 (Call 12/15/20)	786	858,581
5.13%, 06/15/20	288	319,220
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,352	1,537,007
Dignity Health
3.13%, 11/01/22	1,050	1,085,393
Howard Hughes Medical Institute
3.50%, 09/01/23	227	248,069
Humana Inc.
2.63%, 10/01/19	70	71,503
3.15%, 12/01/22 (Call 09/01/22)	908	936,555
3.85%, 10/01/24 (Call 07/01/24)	1,725	1,842,991
6.30%, 08/01/18	240	260,512
7.20%, 06/15/18	250	274,138
Kaiser Foundation Hospitals
3.50%, 04/01/22	320	339,477
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,800	1,812,260
2.63%, 02/01/20	150	152,926
3.20%, 02/01/22[a]	325	336,775
3.60%, 02/01/25 (Call 11/01/24)	2,795	2,922,107
3.75%, 08/23/22 (Call 05/23/22)[a]	1,140	1,207,455
4.63%, 11/15/20 (Call 08/15/20)	950	1,035,656
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)[a]	1,415	1,439,686
3.45%, 06/01/26 (Call 03/01/26)[a]	1,000	1,037,039

Security	Principal (000s)	Value
3.50%, 03/30/25 (Call 12/30/24)	$2,180	$2,273,097
4.25%, 04/01/24 (Call 01/01/24)	125	136,345
4.70%, 04/01/21	475	524,731
4.75%, 01/30/20[a]	150	163,644
UnitedHealth Group Inc.
1.40%, 10/15/17	1,927	1,932,446
1.40%, 12/15/17	200	200,648
1.63%, 03/15/19[a]	1,135	1,141,222
1.70%, 02/15/19	1,380	1,389,810
1.90%, 07/16/18	3,080	3,114,361
2.30%, 12/15/19	1,650	1,691,955
2.70%, 07/15/20	1,550	1,611,928
2.75%, 02/15/23 (Call 11/15/22)	1,250	1,291,974
2.88%, 12/15/21	840	881,843
2.88%, 03/15/22 (Call 12/15/21)	3,050	3,194,165
3.10%, 03/15/26	3,300	3,476,007
3.35%, 07/15/22	2,085	2,236,502
3.38%, 11/15/21 (Call 08/15/21)	2,150	2,306,598
3.75%, 07/15/25	3,810	4,212,683
3.88%, 10/15/20 (Call 07/15/20)	100	108,193
4.70%, 02/15/21 (Call 11/15/20)	900	1,006,016
6.00%, 02/15/18	2,257	2,411,294

		90,109,256
HOLDING COMPANIES – DIVERSIFIED — 0.11%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,015	1,049,668
4.88%, 11/30/18	600	625,635
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	2,537	2,643,126
FS Investment Corp.
4.00%, 07/15/19	750	759,025
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	201,092

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.00%, 02/10/25 (Call 01/10/25)	$669	$677,966
PennantPark Investment Corp.
4.50%, 10/01/19	750	744,561
Prospect Capital Corp.
5.00%, 07/15/19[a]	700	703,500
5.88%, 03/15/23	436	429,460

		7,834,033
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	1,300	1,366,565

		1,366,565
HOME FURNISHINGS — 0.08%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	525	543,213
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	1,000	1,049,091
Whirlpool Corp.
3.70%, 03/01/23	1,520	1,608,302
3.70%, 05/01/25	70	74,158
4.85%, 06/15/21[a]	1,900	2,126,616

		5,401,380
HOUSEHOLD PRODUCTS & WARES — 0.22%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	867,195
5.38%, 04/15/20	220	240,722
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	1,023,257
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	500	522,135
3.50%, 12/15/24 (Call 09/15/24)	1,220	1,302,025
3.80%, 11/15/21	685	741,743
5.95%, 10/15/17[a]	520	546,570
Kimberly-Clark Corp.
1.40%, 02/15/19	740	745,284
2.15%, 08/15/20	35	35,896

Security	Principal (000s)	Value
2.40%, 03/01/22	$720	$743,259
2.65%, 03/01/25[a]	2,130	2,214,199
2.75%, 02/15/26	850	888,309
3.05%, 08/15/25	1,035	1,107,115
3.63%, 08/01/20	750	810,968
3.88%, 03/01/21	1,000	1,099,275
6.13%, 08/01/17	1,058	1,108,192
6.25%, 07/15/18	640	699,328
7.50%, 11/01/18	544	616,246
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	580	625,448

		15,937,166
HOUSEWARES — 0.19%
Newell Brands Inc.
2.05%, 12/01/17	950	955,313
2.15%, 10/15/18	490	494,312
2.88%, 12/01/19 (Call 11/01/19)	787	805,479
3.15%, 04/01/21 (Call 03/01/21)	180	187,911
3.85%, 04/01/23 (Call 02/01/23)	3,395	3,625,859
3.90%, 11/01/25 (Call 08/01/25)	650	684,075
4.00%, 06/15/22 (Call 03/15/22)	496	526,843
4.00%, 12/01/24 (Call 09/01/24)[a]	725	769,913
4.20%, 04/01/26 (Call 01/01/26)[a]	4,075	4,453,560
6.25%, 04/15/18	600	643,029

		13,146,294
INSURANCE — 2.35%
AEGON Funding Co. LLC
5.75%, 12/15/20[a]	680	780,338
Aflac Inc.
2.40%, 03/16/20[a]	869	890,399
3.25%, 03/17/25	70	73,089
3.63%, 06/15/23	1,900	2,027,889
3.63%, 11/15/24	1,025	1,103,027
4.00%, 02/15/22[a]	450	490,678

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Alleghany Corp.
4.95%, 06/27/22	$1,125	$1,233,109
5.63%, 09/15/20	650	720,946
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)[a]	1,000	1,023,079
5.50%, 11/15/20	325	361,197
Allstate Corp. (The)
3.15%, 06/15/23[a]	192	203,828
7.45%, 05/16/19[a]	1,123	1,296,265
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[a]	1,475	1,585,625
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	1,500	1,507,545
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	3,966	4,035,566
3.30%, 03/01/21 (Call 02/01/21)	1,665	1,746,663
3.38%, 08/15/20[a]	890	930,064
3.75%, 07/10/25 (Call 04/10/25)	1,000	1,045,783
3.90%, 04/01/26 (Call 01/01/26)	2,880	3,032,315
4.13%, 02/15/24	3,250	3,499,599
4.88%, 06/01/22	2,481	2,776,220
5.85%, 01/16/18	570	602,840
6.40%, 12/15/20	514	602,314
Aon Corp.
5.00%, 09/30/20	1,020	1,127,467
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	1,195	1,218,604
3.50%, 06/14/24 (Call 03/14/24)	2,130	2,220,507
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	534,053
6.00%, 12/15/20	350	389,249
Assurant Inc.
2.50%, 03/15/18	332	334,022

Security	Principal (000s)	Value
4.00%, 03/15/23	$1,025	$1,050,554
AXIS Specialty Finance LLC
5.88%, 06/01/20	1,500	1,661,303
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,090
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	910	912,364
1.70%, 03/15/19	6,125	6,200,673
2.90%, 10/15/20[a]	126	132,246
3.00%, 05/15/22	1,650	1,747,600
4.25%, 01/15/21[a]	3,958	4,376,060
5.40%, 05/15/18[a]	2,703	2,895,681
Berkshire Hathaway Inc.
1.15%, 08/15/18	1,000	1,000,085
1.55%, 02/09/18[a]	7	7,043
2.10%, 08/14/19[a]	900	920,147
2.20%, 03/15/21 (Call 02/15/21)[a]	4,635	4,764,072
3.00%, 02/11/23	2,035	2,148,752
3.13%, 03/15/26 (Call 12/15/25)[a]	3,025	3,209,546
3.40%, 01/31/22	2,750	2,967,006
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	500	512,745
Chubb Corp. (The)
5.75%, 05/15/18	631	677,692
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	425	437,055
2.70%, 03/13/23	180	185,793
2.88%, 11/03/22 (Call 09/03/22)	670	699,122
3.15%, 03/15/25	1,000	1,054,508
3.35%, 05/15/24	2,000	2,144,703
3.35%, 05/03/26 (Call 02/03/26)[a]	1,260	1,352,816
5.80%, 03/15/18	220	234,875
5.90%, 06/15/19	1,325	1,477,668
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	440	463,557

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.50%, 03/01/26 (Call 12/01/25)[a]	$1,500	$1,615,389
5.75%, 08/15/21	740	850,285
5.88%, 08/15/20	1,400	1,575,154
7.35%, 11/15/19	105	121,099
Fidelity National Financial Inc.
5.50%, 09/01/22	1,700	1,850,828
First American Financial Corp.
4.60%, 11/15/24	1,000	1,038,803
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,070	1,210,391
5.50%, 03/30/20	200	223,474
6.00%, 01/15/19	1,200	1,310,507
6.30%, 03/15/18	837	891,985
Lincoln National Corp.
3.35%, 03/09/25[a]	640	646,206
4.20%, 03/15/22	1,458	1,567,406
4.85%, 06/24/21[a]	650	717,896
6.25%, 02/15/20	550	619,210
8.75%, 07/01/19	830	974,628
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,019	1,025,402
3.75%, 04/01/26 (Call 01/01/26)[a]	1,500	1,594,907
Manulife Financial Corp.
4.15%, 03/04/26	1,575	1,711,785
4.90%, 09/17/20	1,000	1,098,604
Markel Corp.
3.63%, 03/30/23[a]	25	25,792
5.35%, 06/01/21[a]	1,800	1,991,696
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	525	531,665
2.35%, 03/06/20 (Call 02/06/20)	637	646,888
2.55%, 10/15/18 (Call 09/15/18)	455	463,217
3.30%, 03/14/23 (Call 01/14/23)	175	182,263
3.50%, 06/03/24 (Call 03/03/24)	1,900	1,984,361

Security	Principal (000s)	Value
3.50%, 03/10/25 (Call 12/10/24)	$2,068	$2,163,567
4.05%, 10/15/23 (Call 07/15/23)	200	215,286
4.80%, 07/15/21 (Call 04/15/21)	645	712,919
MetLife Inc.
1.76%, 12/15/17	2,303	2,313,656
1.90%, 12/15/17	100	100,523
3.00%, 03/01/25	2,823	2,854,998
3.05%, 12/15/22	540	561,210
3.60%, 04/10/24[a]	2,000	2,106,261
4.75%, 02/08/21	1,801	2,022,373
7.72%, 02/15/19	437	502,778
Series A
6.82%, 08/15/18	205	226,155
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,000	1,006,244
4.88%, 10/01/24 (Call 09/01/24)	1,051	1,130,639
PartnerRe Finance B LLC
5.50%, 06/01/20	1,100	1,216,101
Primerica Inc.
4.75%, 07/15/22	500	533,422
Principal Financial Group Inc.
1.85%, 11/15/17[a]	1,000	1,002,422
3.30%, 09/15/22	700	724,013
3.40%, 05/15/25 (Call 02/15/25)	370	377,123
8.88%, 05/15/19[a]	700	827,636
Progressive Corp. (The)
2.45%, 01/15/27	1,195	1,192,956
3.75%, 08/23/21[a]	975	1,061,212
Protective Life Corp.
7.38%, 10/15/19	700	809,751
Prudential Financial Inc.
2.35%, 08/15/19	110	112,038
3.50%, 05/15/24[a]	2,850	2,973,467
4.50%, 11/16/21[a]	3,375	3,758,302
5.38%, 06/21/20	350	391,691
7.38%, 06/15/19	2,393	2,753,892

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)	$520	$543,400
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)	275	281,875
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	2,000	2,145,000
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[a]	1,600	1,760,000
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)[a]	1,000	1,107,500
Series D
6.00%, 12/01/17	181	190,938
Reinsurance Group of America Inc.
5.00%, 06/01/21	845	925,896
6.45%, 11/15/19	1,200	1,358,787
RenRe North America Holdings Inc.
5.75%, 03/15/20	125	138,092
StanCorp Financial Group Inc.
5.00%, 08/15/22	500	533,601
Symetra Financial Corp.
4.25%, 07/15/24	600	611,284
Torchmark Corp.
3.80%, 09/15/22	1,000	1,017,239
9.25%, 06/15/19	325	384,646
Travelers Companies Inc. (The)
3.90%, 11/01/20	1,900	2,064,960
5.75%, 12/15/17	780	823,734
5.80%, 05/15/18	987	1,061,386
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,703,243
Unum Group
3.88%, 11/05/25[a]	575	584,140
4.00%, 03/15/24	805	830,440
5.63%, 09/15/20[a]	321	356,685
Voya Financial Inc.
2.90%, 02/15/18	534	543,593
3.65%, 06/15/26	2,125	2,135,547

Security	Principal (000s)	Value
Willis Towers Watson PLC
5.75%, 03/15/21	$400	$449,403
WR Berkley Corp.
4.63%, 03/15/22	640	695,058
5.38%, 09/15/20	300	328,933
7.38%, 09/15/19	750	859,797
XLIT Ltd.
2.30%, 12/15/18	1,150	1,161,647
4.45%, 03/31/25[a]	550	554,713
5.75%, 10/01/21[a]	1,000	1,147,484
6.38%, 11/15/24	20	23,804

		167,094,337
INTERNET — 0.84%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[c]	500	509,170
2.50%, 11/28/19 (Call 10/28/19)[a]	4,265	4,344,963
3.13%, 11/28/21 (Call 09/28/21)	2,590	2,692,949
3.60%, 11/28/24 (Call 08/28/24)[a]	3,280	3,445,363
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	2,000	1,973,063
3.38%, 02/25/24[a]	2,230	2,443,927
3.63%, 05/19/21[a]	3,595	3,953,486
Amazon.com Inc.
1.20%, 11/29/17	1,800	1,804,534
2.50%, 11/29/22 (Call 08/29/22)	1,825	1,881,440
2.60%, 12/05/19 (Call 11/05/19)	3,520	3,661,496
3.30%, 12/05/21 (Call 10/05/21)	1,300	1,397,745
3.80%, 12/05/24 (Call 09/05/24)	2,350	2,623,148
Baidu Inc.
2.25%, 11/28/17	2,850	2,872,811
2.75%, 06/09/19[a]	2,350	2,400,743
3.50%, 11/28/22[a]	2,000	2,102,941
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	3,600	3,649,148

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.60%, 07/15/22 (Call 04/15/22)	$1,987	$1,999,363
2.88%, 08/01/21 (Call 06/01/21)[a]	1,150	1,183,220
3.25%, 10/15/20 (Call 07/15/20)[a]	1,350	1,413,570
3.45%, 08/01/24 (Call 05/01/24)[a]	1,050	1,084,418
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)[a]	320	331,195
5.00%, 02/15/26 (Call 11/15/25)[c]	1,000	1,051,308
5.95%, 08/15/20[a]	2,050	2,299,907
7.46%, 08/15/18	720	792,102
JD.com Inc.
3.13%, 04/29/21	1,000	998,863
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)[a]	825	862,937
3.65%, 03/15/25 (Call 12/15/24)	605	634,183
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[a]	3,755	3,824,070
4.20%, 09/15/20[a]	1,600	1,676,804

		59,908,867
IRON & STEEL — 0.17%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	700	756,567
4.13%, 09/15/22 (Call 06/15/22)	500	544,087
5.75%, 12/01/17	1,900	1,989,983
5.85%, 06/01/18	325	347,591
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,660	1,718,669
Vale Overseas Ltd.
4.38%, 01/11/22[a]	1,210	1,178,238
4.63%, 09/15/20[a]	1,000	1,012,500
5.63%, 09/15/19[a]	2,250	2,365,312
5.88%, 06/10/21[a]	2,300	2,386,250

		12,299,197

Security	Principal (000s)	Value
LEISURE TIME — 0.05%
Carnival Corp.
1.88%, 12/15/17	$500	$502,728
3.95%, 10/15/20[a]	2,200	2,366,116
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)[a]	525	558,536

		3,427,380
LODGING — 0.21%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[a]	1,190	1,211,681
5.38%, 08/15/21 (Call 05/15/21)	363	407,682
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)[a]	1,000	995,916
2.88%, 03/01/21 (Call 02/01/21)[a]	1,145	1,171,020
3.00%, 03/01/19 (Call 12/01/18)	1,200	1,235,538
3.25%, 09/15/22 (Call 06/15/22)	1,000	1,030,349
3.38%, 10/15/20 (Call 07/15/20)[a]	435	452,547
Series N
3.13%, 10/15/21 (Call 07/15/21)	700	722,204
Series R
3.13%, 06/15/26 (Call 03/15/26)	1,000	1,015,372
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	675	690,565
3.75%, 03/15/25 (Call 12/15/24)	880	917,036
6.75%, 05/15/18[a]	1,150	1,247,273
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	650	654,563
3.90%, 03/01/23 (Call 12/01/22)	250	254,609
4.25%, 03/01/22 (Call 12/01/21)[a]	325	340,090

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.10%, 10/01/25 (Call 07/01/25)[a]	$1,750	$1,903,092
5.63%, 03/01/21[a]	825	908,927

		15,158,464
MACHINERY — 1.00%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	2,250	2,249,727
1.70%, 06/16/18	200	201,853
1.70%, 08/09/21	2,250	2,238,264
1.80%, 11/13/18	1,000	1,011,990
2.00%, 03/05/20[a]	3,000	3,044,846
2.10%, 06/09/19[a]	3,100	3,158,404
2.25%, 12/01/19	1,168	1,197,384
2.50%, 11/13/20[a]	1,070	1,105,829
2.63%, 03/01/23	1,360	1,399,918
2.85%, 06/01/22[a]	115	120,278
3.25%, 12/01/24[a]	320	342,994
5.85%, 09/01/17	780	816,783
7.15%, 02/15/19	2,135	2,427,266
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)[a]	1,500	1,547,147
3.40%, 05/15/24 (Call 02/15/24)[a]	2,750	2,972,048
3.90%, 05/27/21[a]	4,768	5,229,689
7.90%, 12/15/18[a]	299	342,286
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	523	565,046
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	1,092	1,126,030
4.38%, 10/16/19	578	631,237
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	1,061,032
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	1,000	1,022,090
4.00%, 11/15/23 (Call 08/15/23)	15	15,489
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	265,365

Security	Principal (000s)	Value
John Deere Capital Corp.
1.20%, 10/10/17	$450	$450,515
1.30%, 03/12/18	1,800	1,804,478
1.35%, 01/16/18	1,099	1,102,353
1.60%, 07/13/18	1,970	1,985,751
1.95%, 12/13/18	1,160	1,178,332
1.95%, 01/08/19	4,114	4,178,198
2.05%, 03/10/20	1,740	1,767,881
2.25%, 04/17/19[a]	1,252	1,280,190
2.30%, 09/16/19	1,215	1,246,556
2.55%, 01/08/21	180	186,002
2.65%, 06/10/26	2,000	2,054,047
2.75%, 03/15/22	1,089	1,133,896
2.80%, 09/18/17	900	915,927
2.80%, 03/04/21	1,250	1,304,955
2.80%, 03/06/23	3,415	3,570,594
3.15%, 10/15/21	1,055	1,121,144
3.35%, 06/12/24[a]	1,055	1,139,818
3.90%, 07/12/21[a]	1,150	1,260,235
5.75%, 09/10/18	800	872,175
Series 0014
2.45%, 09/11/20[a]	11	11,315
Series D
5.35%, 04/03/18	1,100	1,173,144
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	640	645,690
2.88%, 03/01/25 (Call 12/01/24)	305	316,279
5.65%, 12/01/17	300	315,831
Roper Technologies Inc.
1.85%, 11/15/17	250	250,665
2.05%, 10/01/18	750	757,724
3.00%, 12/15/20 (Call 11/15/20)[a]	625	648,014
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,517,447
6.25%, 09/01/19	1,385	1,553,229
Xylem Inc./NY
4.88%, 10/01/21[a]	800	866,258

		70,701,638
MANUFACTURING — 1.19%
3M Co.
1.38%, 08/07/18[a]	650	653,838

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.63%, 06/15/19	$550	$556,778
2.00%, 06/26/22	7,550	7,725,238
3.00%, 08/07/25[a]	1,019	1,098,605
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	665	686,146
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	950	986,970
Crane Co.
2.75%, 12/15/18	600	606,303
4.45%, 12/15/23 (Call 09/15/23)	500	535,237
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	706,467
5.45%, 03/15/18	120	127,097
Eaton Corp.
1.50%, 11/02/17	1,725	1,726,475
2.75%, 11/02/22	280	288,331
5.60%, 05/15/18[a]	788	842,523
6.95%, 03/20/19	475	536,341
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	1,110	1,188,993
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	3,259	3,346,232
2.70%, 10/09/22	6,702	7,009,320
3.10%, 01/09/23	916	977,597
3.15%, 09/07/22	1,060	1,133,075
3.38%, 03/11/24	1,600	1,747,308
3.45%, 05/15/24 (Call 02/13/24)	1,784	1,953,298
4.38%, 09/16/20	264	292,770
4.63%, 01/07/21	653	736,823
4.65%, 10/17/21	7,630	8,706,201
5.25%, 12/06/17	5,277	5,551,336
5.30%, 02/11/21	3,247	3,736,168
5.50%, 01/08/20	2,327	2,635,857
6.00%, 08/07/19	3,740	4,251,881
Series A
5.55%, 05/04/20	682	780,101

Security	Principal (000s)	Value
Illinois Tool Works Inc.
1.95%, 03/01/19	$770	$782,189
3.38%, 09/15/21 (Call 06/15/21)	805	863,669
3.50%, 03/01/24 (Call 12/01/23)[a]	469	511,669
6.25%, 04/01/19	576	646,559
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	500	513,899
4.25%, 06/15/23	1,450	1,593,336
6.88%, 08/15/18	992	1,091,419
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	71,066
3.55%, 11/01/24 (Call 08/01/24)[a]	615	650,285
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	984	1,055,379
3.50%, 09/15/22	1,000	1,083,097
Pentair Finance SA
1.88%, 09/15/17	1,000	999,275
2.65%, 12/01/19	1,068	1,064,533
2.90%, 09/15/18	500	504,490
3.15%, 09/15/22 (Call 06/15/22)	400	394,991
3.63%, 09/15/20 (Call 08/15/20)	650	665,520
4.65%, 09/15/25 (Call 06/15/25)	525	555,320
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	325	350,009
Textron Inc.
3.65%, 03/01/21	500	525,183
3.88%, 03/01/25 (Call 12/01/24)	820	861,769
4.00%, 03/15/26 (Call 12/15/25)	1,000	1,056,538
5.60%, 12/01/17	895	934,941
5.95%, 09/21/21 (Call 06/21/21)	550	633,259

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)[a]	$375	$367,073
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	250	252,368
3.45%, 08/01/24 (Call 05/01/24)	810	847,879
3.70%, 02/15/26 (Call 11/15/25)[a]	630	667,914
4.88%, 01/15/21	1,450	1,589,812
6.55%, 10/01/17	1,000	1,054,098
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	1,000	1,091,348

		84,402,196
MEDIA — 2.35%
21st Century Fox America Inc.
3.00%, 09/15/22	1,740	1,815,216
3.70%, 09/15/24 (Call 06/15/24)	1,700	1,838,726
3.70%, 10/15/25 (Call 07/15/25)[a]	470	512,328
4.00%, 10/01/23	800	879,139
4.50%, 02/15/21[a]	358	397,408
5.65%, 08/15/20	1,200	1,369,167
6.90%, 03/01/19[a]	1,150	1,295,630
7.25%, 05/18/18	500	548,042
8.25%, 08/10/18	1,100	1,239,385
8.88%, 04/26/23	500	673,461
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	1,000	1,012,411
3.38%, 03/01/22 (Call 12/01/21)	2,450	2,569,598
3.50%, 01/15/25 (Call 10/15/24)	1,725	1,790,689
3.70%, 08/15/24 (Call 05/15/24)	3,665	3,874,295
4.30%, 02/15/21 (Call 11/15/20)	1,000	1,087,675
4.63%, 05/15/18	1,170	1,228,366
5.75%, 04/15/20	575	650,379

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[c]	$3,515	$3,680,648
4.46%, 07/23/22 (Call 05/23/22)[c]	5,305	5,754,335
4.91%, 07/23/25 (Call 04/23/25)[c]	7,690	8,480,282
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	240	338,240
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)[a]	210	208,650
2.35%, 01/15/27 (Call 10/15/26)	390	386,481
2.75%, 03/01/23 (Call 02/01/23)	3,275	3,400,356
2.85%, 01/15/23	2,600	2,720,623
3.13%, 07/15/22[a]	3,100	3,306,322
3.15%, 03/01/26 (Call 12/01/25)[a]	2,230	2,356,855
3.38%, 02/15/25 (Call 11/15/24)	3,650	3,919,616
3.38%, 08/15/25 (Call 05/15/25)[a]	2,900	3,118,878
3.60%, 03/01/24	1,050	1,153,494
5.15%, 03/01/20	1,992	2,241,132
5.70%, 05/15/18[a]	998	1,074,888
5.70%, 07/01/19	1,850	2,075,440
5.88%, 02/15/18	520	555,710
6.30%, 11/15/17	2,798	2,971,870
Discovery Communications LLC
3.25%, 04/01/23[a]	1,100	1,092,314
3.30%, 05/15/22	3,300	3,365,233
4.38%, 06/15/21	850	918,259
5.05%, 06/01/20[a]	1,327	1,458,310
5.63%, 08/15/19[a]	1,050	1,155,380
Grupo Televisa SAB
6.00%, 05/15/18	100	107,156
Historic TW Inc.
6.88%, 06/15/18	1,530	1,676,133
9.15%, 02/01/23	600	811,021

124	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
NBCUniversal Media LLC
2.88%, 01/15/23	$1,000	$1,044,833
4.38%, 04/01/21	1,800	2,013,887
5.15%, 04/30/20[a]	4,889	5,513,286
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)[a]	1,065	1,099,334
8.63%, 01/15/19[a]	1,470	1,696,912
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	1,350	1,376,195
2.80%, 06/15/20 (Call 05/15/20)	675	686,175
3.90%, 11/15/24 (Call 08/15/24)	1,450	1,521,937
3.95%, 06/15/25 (Call 03/15/25)[a]	70	73,954
TCI Communications Inc.
7.88%, 02/15/26	300	428,513
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)[a]	1,250	1,339,970
3.95%, 09/30/21 (Call 06/30/21)[a]	1,000	1,075,950
4.30%, 11/23/23 (Call 08/23/23)	1,000	1,096,538
4.70%, 10/15/19	250	271,083
6.50%, 07/15/18	1,332	1,449,926
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	2,054	2,183,589
4.13%, 02/15/21 (Call 11/15/20)	1,225	1,302,470
5.00%, 02/01/20	2,187	2,382,869
6.75%, 07/01/18	5,201	5,668,458
8.25%, 04/01/19	185	213,943
8.75%, 02/14/19	2,646	3,072,468
Time Warner Companies Inc.
7.25%, 10/15/17	400	425,511
7.57%, 02/01/24	500	640,602
Time Warner Entertainment Co. LP
8.38%, 03/15/23	940	1,220,500

Security	Principal (000s)	Value
Time Warner Inc.
2.10%, 06/01/19	$1,055	$1,070,427
2.95%, 07/15/26 (Call 04/15/26)	1,135	1,157,982
3.40%, 06/15/22	1,620	1,717,766
3.60%, 07/15/25 (Call 04/15/25)	4,781	5,121,847
4.00%, 01/15/22[a]	900	980,175
4.05%, 12/15/23[a]	500	550,671
4.70%, 01/15/21	2,477	2,763,219
4.75%, 03/29/21	930	1,042,163
4.88%, 03/15/20	1,145	1,265,979
Viacom Inc.
2.20%, 04/01/19[a]	360	361,310
2.50%, 09/01/18	530	535,737
2.75%, 12/15/19 (Call 11/15/19)	1,000	1,018,345
3.13%, 06/15/22 (Call 03/15/22)	525	528,837
3.88%, 12/15/21[a]	1,050	1,117,819
3.88%, 04/01/24 (Call 01/01/24)[a]	2,145	2,215,038
4.25%, 09/01/23 (Call 06/01/23)[a]	2,600	2,737,375
4.50%, 03/01/21[a]	1,250	1,359,624
5.63%, 09/15/19	670	738,039
6.13%, 10/05/17	160	167,382
Walt Disney Co. (The)
0.88%, 07/12/19	750	743,065
1.10%, 12/01/17	1,676	1,679,205
1.50%, 09/17/18	1,785	1,800,279
1.85%, 05/30/19	2,950	3,001,295
1.85%, 07/30/26	1,725	1,662,633
2.15%, 09/17/20	950	977,131
2.30%, 02/12/21	2,000	2,065,888
2.35%, 12/01/22[a]	1,250	1,285,906
2.55%, 02/15/22	1,200	1,247,781
2.75%, 08/16/21	900	949,108
3.00%, 02/13/26[a]	2,620	2,782,078
3.15%, 09/17/25[a]	815	885,229
3.75%, 06/01/21	1,428	1,569,186
5.50%, 03/15/19	550	607,877

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Series B
5.88%, 12/15/17	$100	$106,165

		166,721,005
METAL FABRICATE & HARDWARE — 0.08%
Precision Castparts Corp.
1.25%, 01/15/18	1,932	1,936,574
2.25%, 06/15/20 (Call 05/15/20)	875	895,990
2.50%, 01/15/23 (Call 10/15/22)	1,675	1,722,167
3.25%, 06/15/25 (Call 03/15/25)	1,000	1,076,572
Valmont Industries Inc.
6.63%, 04/20/20	250	278,878

		5,910,181
MINING — 0.49%
Barrick Gold Corp.
3.85%, 04/01/22	1,300	1,381,780
4.10%, 05/01/23	633	679,960
Barrick North America Finance LLC
4.40%, 05/30/21	2,593	2,832,722
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18[a]	2,720	2,753,567
2.88%, 02/24/22[a]	1,395	1,459,480
3.25%, 11/21/21[a]	1,132	1,202,924
3.85%, 09/30/23[a]	3,800	4,146,702
6.50%, 04/01/19[a]	435	489,262
Goldcorp Inc.
2.13%, 03/15/18	1,350	1,355,694
3.63%, 06/09/21 (Call 04/09/21)[a]	1,200	1,262,077
3.70%, 03/15/23 (Call 12/15/22)	1,750	1,824,980
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	3,097	3,213,632
5.13%, 10/01/19[a]	958	1,042,439
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	2,500	2,650,190
9.00%, 05/01/19	1,296	1,543,294

Security	Principal (000s)	Value
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	$475	$488,780
3.50%, 03/22/22 (Call 12/22/21)	2,991	3,183,171
Southern Copper Corp.
3.50%, 11/08/22	1,950	1,962,188
3.88%, 04/23/25	20	20,075
5.38%, 04/16/20	875	961,406
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	525	530,250

		34,984,573
MULTI-NATIONAL — 0.07%
European Bank for Reconstruction & Development
1.13%, 08/24/20	2,500	2,487,772
FMS Wertmanagement AoeR
1.00%, 08/16/19	2,825	2,812,621

		5,300,393
OFFICE & BUSINESS EQUIPMENT — 0.16%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	1,425	1,483,711
4.75%, 05/15/18[a]	400	417,001
5.60%, 03/15/18	1,172	1,231,129
5.75%, 09/15/17	638	659,156
Xerox Corp.
2.75%, 09/01/20[a]	1,450	1,421,367
2.80%, 05/15/20[a]	2,300	2,273,515
3.50%, 08/20/20[a]	35	35,348
3.80%, 05/15/24	1,096	1,069,534
4.50%, 05/15/21[a]	787	819,766
5.63%, 12/15/19	1,150	1,243,652
6.35%, 05/15/18	711	757,215

		11,411,394
OIL & GAS — 5.37%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	1,000	968,468
4.85%, 03/15/21 (Call 02/15/21)[a]	1,000	1,064,566

126	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.55%, 03/15/26 (Call 12/15/25)[a]	$1,925	$2,123,406
6.38%, 09/15/17	173	180,659
6.95%, 06/15/19	1,200	1,330,787
8.70%, 03/15/19	714	816,388
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	725	708,544
3.25%, 04/15/22 (Call 01/15/22)	412	420,553
3.63%, 02/01/21 (Call 11/01/20)[a]	1,050	1,090,954
BP Capital Markets PLC
1.38%, 11/06/17	2,056	2,057,898
1.38%, 05/10/18[a]	930	931,228
1.67%, 02/13/18[a]	1,400	1,408,591
2.24%, 09/26/18	1,481	1,507,971
2.24%, 05/10/19	2,925	2,985,185
2.32%, 02/13/20	3,500	3,580,005
2.50%, 11/06/22	1,250	1,262,088
2.52%, 01/15/20	1,034	1,064,073
2.75%, 05/10/23	4,660	4,728,717
3.12%, 05/04/26 (Call 02/04/26)	2,520	2,601,200
3.25%, 05/06/22	4,592	4,839,094
3.51%, 03/17/25[a]	1,190	1,269,399
3.54%, 11/04/24	1,540	1,643,176
3.56%, 11/01/21[a]	3,976	4,272,908
3.81%, 02/10/24	600	649,879
4.50%, 10/01/20	1,141	1,260,284
4.74%, 03/11/21	598	670,546
4.75%, 03/10/19	2,813	3,038,366
British Transco Finance Inc.
6.63%, 06/01/18	405	438,168
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	2,100	2,140,218
3.80%, 04/15/24 (Call 01/15/24)	825	822,956
3.90%, 02/01/25 (Call 11/01/24)	778	775,910
5.70%, 05/15/17[a]	1,366	1,406,608
5.90%, 02/01/18	724	760,674

Security	Principal (000s)	Value
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	$7,300	$7,296,188
1.37%, 03/02/18[a]	2,206	2,213,193
1.56%, 05/16/19	1,500	1,508,206
1.72%, 06/24/18 (Call 05/24/18)	3,980	4,015,503
1.79%, 11/16/18	4,000	4,047,269
1.96%, 03/03/20 (Call 02/03/20)	640	649,149
2.10%, 05/16/21 (Call 04/15/21)	1,500	1,524,492
2.19%, 11/15/19 (Call 10/15/19)	500	512,002
2.36%, 12/05/22 (Call 09/05/22)	4,850	4,938,546
2.41%, 03/03/22 (Call 01/03/22)	1,990	2,038,278
2.42%, 11/17/20 (Call 10/17/20)	1,500	1,547,003
2.43%, 06/24/20 (Call 05/24/20)	715	736,831
2.57%, 05/16/23 (Call 03/16/23)	1,900	1,945,741
2.95%, 05/16/26 (Call 02/16/26)[a]	5,900	6,140,080
3.19%, 06/24/23 (Call 03/24/23)	1,900	2,021,808
3.33%, 11/17/25 (Call 08/17/25)[a]	3,025	3,257,508
4.95%, 03/03/19[a]	1,096	1,191,344
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	1,937	2,025,945
5.88%, 05/01/22 (Call 05/01/17)	508	529,120
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	2,800	2,854,657
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	2,000	2,039,739
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	5,300	5,530,301

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	$950	$1,037,610
ConocoPhillips
5.20%, 05/15/18	1,050	1,110,663
5.75%, 02/01/19	490	534,292
6.00%, 01/15/20	1,837	2,070,240
6.65%, 07/15/18	1,015	1,105,290
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	2,300	2,279,687
1.50%, 05/15/18	3,770	3,760,783
2.20%, 05/15/20 (Call 04/15/20)[a]	525	528,084
2.40%, 12/15/22 (Call 09/15/22)	994	983,611
2.88%, 11/15/21 (Call 09/15/21)	1,300	1,327,226
3.35%, 11/15/24 (Call 08/15/24)[a]	445	455,983
3.35%, 05/15/25 (Call 02/15/25)	842	858,244
4.20%, 03/15/21 (Call 02/15/21)[a]	1,135	1,221,805
4.95%, 03/15/26 (Call 12/15/25)[a]	3,025	3,429,634
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	2,702	2,682,816
4.00%, 07/15/21 (Call 04/15/21)	250	260,300
5.85%, 12/15/25 (Call 09/15/25)[a]	1,570	1,763,275
Ecopetrol SA
4.13%, 01/16/25	355	342,575
4.25%, 09/18/18	1,500	1,554,375
5.38%, 06/26/26 (Call 03/26/26)	1,500	1,535,625
5.88%, 09/18/23	3,500	3,784,375
7.63%, 07/23/19	1,475	1,681,500
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	2,100	2,067,743

Security	Principal (000s)	Value
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)[a]	$2,442	$2,476,416
2.63%, 03/15/23 (Call 12/15/22)[a]	987	986,174
3.15%, 04/01/25 (Call 01/01/25)	560	571,597
4.10%, 02/01/21	669	721,309
4.15%, 01/15/26 (Call 10/15/25)	2,000	2,204,367
4.40%, 06/01/20[a]	1,200	1,297,607
5.63%, 06/01/19[a]	946	1,041,174
5.88%, 09/15/17	529	553,634
6.88%, 10/01/18[a]	470	519,104
EQT Corp.
4.88%, 11/15/21[a]	790	861,627
6.50%, 04/01/18	1,120	1,162,576
8.13%, 06/01/19	400	458,787
Exxon Mobil Corp.
1.31%, 03/06/18	3,347	3,354,988
1.71%, 03/01/19	2,550	2,575,236
1.82%, 03/15/19 (Call 02/15/19)[a]	2,200	2,227,278
1.91%, 03/06/20 (Call 02/06/20)	2,750	2,789,532
2.22%, 03/01/21 (Call 02/01/21)	5,275	5,384,752
2.40%, 03/06/22 (Call 01/06/22)	750	769,615
2.71%, 03/06/25 (Call 12/06/24)	5,200	5,403,502
2.73%, 03/01/23 (Call 01/01/23)	2,750	2,861,718
3.04%, 03/01/26 (Call 12/01/25)	4,090	4,331,854
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	410	397,097
8.13%, 02/15/19	2,526	2,855,391
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	1,575	1,613,537
6.15%, 06/15/19	150	164,848
7.25%, 12/15/19[a]	1,583	1,815,969

128	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Kerr-McGee Corp.
6.95%, 07/01/24	$1,000	$1,165,978
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	1,900	1,838,459
2.80%, 11/01/22 (Call 08/01/22)[a]	1,425	1,307,999
3.85%, 06/01/25 (Call 03/01/25)[a]	1,293	1,199,963
5.90%, 03/15/18	894	933,320
6.00%, 10/01/17	1,167	1,207,869
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)[a]	1,015	1,054,090
3.63%, 09/15/24 (Call 06/15/24)	670	675,273
5.13%, 03/01/21	2,136	2,375,089
Nabors Industries Inc.
4.63%, 09/15/21	650	607,750
5.00%, 09/15/20	2,000	1,960,000
5.10%, 09/15/23 (Call 06/15/23)[a]	496	441,440
6.15%, 02/15/18	70	72,100
9.25%, 01/15/19[a]	1,253	1,353,240
Nexen Energy ULC
6.20%, 07/30/19	1,800	2,002,140
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	650	660,277
4.15%, 12/15/21 (Call 09/15/21)	1,193	1,265,296
8.25%, 03/01/19	2,378	2,711,158
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	766	768,125
2.60%, 04/15/22 (Call 03/15/22)[a]	5,950	6,079,435
3.13%, 02/15/22 (Call 11/15/21)	1,404	1,472,450
3.40%, 04/15/26 (Call 01/15/26)[a]	1,845	1,946,779
3.50%, 06/15/25 (Call 03/15/25)[a]	1,475	1,570,366

Security	Principal (000s)	Value
Series 1
4.10%, 02/01/21 (Call 11/01/20)	$1,290	$1,401,523
Petro-Canada
6.05%, 05/15/18	1,220	1,306,762
Petroleos Mexicanos
3.13%, 01/23/19	6,600	6,682,368
3.50%, 07/18/18	250	255,897
3.50%, 01/30/23	5,250	5,094,290
4.25%, 01/15/25	2,700	2,703,866
4.50%, 01/23/26	2,000	2,007,694
4.88%, 01/24/22	2,620	2,732,680
4.88%, 01/18/24	3,070	3,196,464
5.50%, 02/04/19[c]	100	106,711
5.50%, 01/21/21	6,250	6,735,552
5.75%, 03/01/18	1,612	1,697,169
6.00%, 03/05/20[a]	2,970	3,246,080
6.88%, 08/04/26[c]	2,000	2,333,327
8.00%, 05/03/19	1,950	2,206,278
Phillips 66
4.30%, 04/01/22	4,244	4,644,162
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,710	1,763,181
3.95%, 07/15/22 (Call 04/15/22)	1,750	1,841,840
7.50%, 01/15/20	350	404,023
Sasol Financing International PLC
4.50%, 11/14/22[a]	2,000	2,008,620
Shell International Finance BV
1.13%, 08/21/17	9,575	9,577,717
1.25%, 11/10/17	100	100,182
1.63%, 11/10/18	5,951	5,993,199
1.88%, 05/10/21	2,000	2,003,937
1.90%, 08/10/18	176	178,202
2.00%, 11/15/18	960	974,651
2.13%, 05/11/20[a]	6,623	6,739,823
2.25%, 11/10/20	17	17,355
2.25%, 01/06/23	900	904,294
2.38%, 08/21/22	900	914,795
2.88%, 05/10/26	3,250	3,331,985
3.25%, 05/11/25[a]	4,240	4,494,202
3.40%, 08/12/23[a]	1,250	1,340,390

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.30%, 09/22/19	$4,659	$5,046,856
4.38%, 03/25/20	2,130	2,327,836
Statoil ASA
1.15%, 05/15/18	790	787,401
1.20%, 01/17/18	1,700	1,697,784
1.25%, 11/09/17	400	400,396
1.95%, 11/08/18	2,100	2,124,061
2.45%, 01/17/23	4,300	4,366,438
2.65%, 01/15/24	400	408,376
2.75%, 11/10/21	1,000	1,040,268
2.90%, 11/08/20	400	417,976
3.15%, 01/23/22	158	166,990
3.25%, 11/10/24	4,150	4,398,472
5.25%, 04/15/19	2,179	2,385,092
6.70%, 01/15/18	700	749,085
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	2,000	2,111,175
6.10%, 06/01/18	1,263	1,356,206
Total Capital Canada Ltd.
1.45%, 01/15/18	4,000	4,018,155
2.75%, 07/15/23	1,045	1,082,207
Total Capital International SA
1.55%, 06/28/17	3,045	3,056,778
2.10%, 06/19/19[a]	550	561,226
2.13%, 01/10/19	1,950	1,987,032
2.70%, 01/25/23	1,700	1,756,750
2.75%, 06/19/21	1,103	1,154,551
2.88%, 02/17/22	1,000	1,046,064
3.70%, 01/15/24[a]	2,546	2,788,394
3.75%, 04/10/24[a]	1,400	1,536,934
Total Capital SA
2.13%, 08/10/18[a]	534	543,290
4.13%, 01/28/21[a]	1,070	1,175,878
4.45%, 06/24/20	1,604	1,770,519
Valero Energy Corp.
3.65%, 03/15/25[a]	1,635	1,678,624
6.13%, 02/01/20	1,234	1,397,743
9.38%, 03/15/19	956	1,129,560
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,609,750

		380,843,477

Security	Principal (000s)	Value
OIL & GAS SERVICES — 0.25%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	$1,136	$1,182,356
7.50%, 11/15/18	634	710,372
FMC Technologies Inc.
2.00%, 10/01/17	350	347,221
3.45%, 10/01/22 (Call 07/01/22)	1,000	970,400
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)	2,670	2,682,207
3.25%, 11/15/21 (Call 08/15/21)[a]	1,250	1,297,534
3.50%, 08/01/23 (Call 05/01/23)	1,099	1,130,721
3.80%, 11/15/25 (Call 08/15/25)	3,445	3,561,655
5.90%, 09/15/18	500	540,902
6.15%, 09/15/19	1,164	1,309,234
National Oilwell Varco Inc.
1.35%, 12/01/17	900	891,000
2.60%, 12/01/22 (Call 09/01/22)[a]	1,720	1,603,270
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	1,600	1,727,206

		17,954,078
PACKAGING & CONTAINERS — 0.10%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	275	300,337
6.80%, 08/01/19[a]	555	623,305
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)[a]	1,735	1,806,851
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,102,735
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	775	833,256
WestRock RKT Co.
3.50%, 03/01/20	550	573,378

130	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.00%, 03/01/23 (Call 12/01/22)[a]	$875	$923,591
4.90%, 03/01/22	885	992,025

		7,155,478
PHARMACEUTICALS — 3.86%
Abbott Laboratories
4.13%, 05/27/20[a]	870	941,792
5.13%, 04/01/19	1,728	1,883,620
AbbVie Inc.
1.75%, 11/06/17	2,400	2,409,911
1.80%, 05/14/18	8,250	8,293,400
2.00%, 11/06/18	1,900	1,916,796
2.30%, 05/14/21 (Call 04/14/21)	990	1,000,814
2.50%, 05/14/20 (Call 04/14/20)	4,965	5,077,310
2.85%, 05/14/23 (Call 03/14/23)	42	42,654
2.90%, 11/06/22	6,100	6,263,208
3.20%, 11/06/22 (Call 09/06/22)	1,000	1,042,792
3.20%, 05/14/26 (Call 02/14/26)	5,790	5,933,201
3.60%, 05/14/25 (Call 02/14/25)[a]	6,370	6,727,127
Actavis Funding SCS
2.35%, 03/12/18	1,035	1,047,544
2.45%, 06/15/19	2,095	2,131,600
3.00%, 03/12/20 (Call 02/12/20)	2,420	2,498,538
3.45%, 03/15/22 (Call 01/15/22)	5,162	5,399,011
3.80%, 03/15/25 (Call 12/15/24)	6,175	6,517,193
3.85%, 06/15/24 (Call 03/15/24)[a]	2,450	2,594,841
Actavis Inc.
1.88%, 10/01/17	1,625	1,628,979
3.25%, 10/01/22 (Call 07/01/22)	2,900	2,993,370
6.13%, 08/15/19	1,195	1,337,439
Allergan Inc./U.S.
1.35%, 03/15/18	3,150	3,135,906

Security	Principal (000s)	Value
2.80%, 03/15/23 (Call 12/15/22)	$2,025	$2,016,719
3.38%, 09/15/20	280	292,859
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	437	459,010
3.40%, 05/15/24 (Call 02/15/24)	1,250	1,324,433
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,143,872
AstraZeneca PLC
1.75%, 11/16/18	4,950	4,998,788
1.95%, 09/18/19	2,500	2,540,543
2.38%, 11/16/20	1,000	1,028,079
3.38%, 11/16/25[a]	4,500	4,822,387
5.90%, 09/15/17	1,392	1,458,661
Baxalta Inc.
2.00%, 06/22/18	190	190,181
2.88%, 06/23/20 (Call 05/23/20)	4,205	4,278,673
3.60%, 06/23/22 (Call 04/23/22)	900	938,264
4.00%, 06/23/25 (Call 03/23/25)	805	857,926
Bristol-Myers Squibb Co.
2.00%, 08/01/22	3,156	3,185,796
3.25%, 11/01/23[a]	400	436,887
Cardinal Health Inc.
1.95%, 06/15/18	695	700,549
2.40%, 11/15/19	1,800	1,836,049
3.20%, 06/15/22[a]	270	282,634
3.20%, 03/15/23	1,840	1,926,428
3.75%, 09/15/25 (Call 06/15/25)	785	851,107
4.63%, 12/15/20	600	663,607
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,145	1,197,026
Eli Lilly & Co.
1.25%, 03/01/18	643	644,474
1.95%, 03/15/19	2,535	2,572,553
2.75%, 06/01/25 (Call 03/01/25)[a]	125	132,105

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Express Scripts Holding Co.
2.25%, 06/15/19	$355	$360,250
3.30%, 02/25/21 (Call 01/25/21)	315	331,071
3.90%, 02/15/22	3,765	4,055,977
4.50%, 02/25/26 (Call 11/27/25)[a]	4,750	5,233,114
4.75%, 11/15/21[a]	2,425	2,717,260
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,600	1,676,277
5.65%, 05/15/18	5,717	6,140,513
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	3,396	3,563,285
Johnson & Johnson
1.13%, 03/01/19	705	705,358
1.65%, 12/05/18	323	327,350
1.88%, 12/05/19	850	868,170
2.05%, 03/01/23 (Call 01/01/23)	4,350	4,430,781
2.45%, 12/05/21	1,500	1,569,424
2.45%, 03/01/26 (Call 12/01/25)	2,440	2,522,115
2.95%, 09/01/20	510	541,040
3.38%, 12/05/23	388	428,887
3.55%, 05/15/21	1,450	1,585,868
5.15%, 07/15/18	2,788	2,999,578
McKesson Corp.
1.40%, 03/15/18	900	900,060
2.70%, 12/15/22 (Call 09/15/22)	1,463	1,489,120
2.85%, 03/15/23 (Call 12/15/22)	425	435,634
3.80%, 03/15/24 (Call 12/15/23)[a]	2,500	2,707,965
4.75%, 03/01/21 (Call 12/01/20)	750	831,046
7.50%, 02/15/19	1,090	1,242,695
Mead Johnson Nutrition Co.
3.00%, 11/15/20	2,465	2,555,743
4.13%, 11/15/25 (Call 08/15/25)	1,000	1,092,790
4.90%, 11/01/19	125	135,648
Medco Health Solutions Inc.
4.13%, 09/15/20[a]	500	538,388

Security	Principal (000s)	Value
Merck & Co. Inc.
1.10%, 01/31/18[a]	$1,493	$1,494,136
1.30%, 05/18/18	2,522	2,530,722
1.85%, 02/10/20[a]	142	144,231
2.35%, 02/10/22[a]	1,750	1,796,847
2.75%, 02/10/25 (Call 11/10/24)	8,363	8,738,804
2.80%, 05/18/23	3,050	3,198,827
3.88%, 01/15/21 (Call 10/15/20)	1,021	1,114,127
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	1,628	1,792,241
Mylan Inc.
2.55%, 03/28/19[a]	3,150	3,188,937
2.60%, 06/24/18	230	233,078
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[a,c]	3,450	3,531,815
3.95%, 06/15/26 (Call 03/15/26)[c]	4,000	4,128,796
Novartis Capital Corp.
2.40%, 09/21/22	1,650	1,703,593
3.00%, 11/20/25 (Call 08/20/25)[a]	2,900	3,090,605
3.40%, 05/06/24	5,200	5,700,720
4.40%, 04/24/20	186	205,206
Novartis Securities Investment Ltd.
5.13%, 02/10/19	5,163	5,642,028
Owens & Minor Inc.
3.88%, 09/15/21	250	258,019
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	910	933,968
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)[a]	965	993,901
3.50%, 12/15/21 (Call 10/15/21)[a]	3,500	3,594,095
3.90%, 12/15/24 (Call 09/15/24)	1,000	1,012,473
Pfizer Inc.
1.45%, 06/03/19[a]	2,000	2,010,554
1.50%, 06/15/18	2,000	2,010,736
1.95%, 06/03/21	2,200	2,223,914

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.10%, 05/15/19	$4,450	$4,549,761
2.75%, 06/03/26[a]	3,000	3,112,274
3.00%, 06/15/23	725	772,274
3.40%, 05/15/24[a]	2,250	2,465,624
4.65%, 03/01/18	200	210,548
6.20%, 03/15/19	4,384	4,906,540
Pharmacia LLC
6.50%, 12/01/18	3,340	3,728,119
Sanofi
1.25%, 04/10/18	2,061	2,064,416
4.00%, 03/29/21	2,257	2,481,450
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22[a]	1,291	1,310,985
Series 2
3.65%, 11/10/21[a]	3,119	3,311,173
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[a]	648	687,926
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	775	780,782
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	1,075	1,076,973
2.20%, 07/21/21	4,310	4,307,810
2.80%, 07/21/23	7,385	7,422,129
Zoetis Inc.
1.88%, 02/01/18	850	851,529
3.25%, 02/01/23 (Call 11/01/22)[a]	2,000	2,059,947
3.45%, 11/13/20 (Call 10/13/20)	270	281,254
4.50%, 11/13/25 (Call 08/13/25)	2,250	2,519,002

		273,754,952
PIPELINES — 2.52%
Boardwalk Pipelines LLC
5.75%, 09/15/19	2,200	2,350,920
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	1,795	1,955,342

Security	Principal (000s)	Value
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	$575	$571,967
4.35%, 10/15/24 (Call 07/15/24)	1,075	1,082,922
4.88%, 02/01/21 (Call 11/01/20)	475	507,136
5.50%, 08/15/19	500	542,408
6.05%, 01/15/18	850	894,023
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	212	226,530
6.00%, 05/15/18	580	617,726
6.13%, 11/01/17	200	209,471
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	2,500	2,575,759
4.50%, 06/01/25 (Call 03/01/25)	1,000	1,079,152
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 10/03/16)	1,250	1,293,750
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	650	801,744
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	500	485,250
3.90%, 05/15/24 (Call 02/15/24)	606	570,482
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	154,725
4.38%, 10/15/20 (Call 09/15/20)	1,000	1,039,145
5.20%, 03/15/20	320	340,358
5.88%, 10/15/25 (Call 07/15/25)[a]	1,000	1,109,788
9.88%, 03/01/19	1,535	1,789,204
Series B
6.50%, 04/15/18	1,000	1,060,500

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	$1,690	$1,615,508
Energy Transfer Partners LP
2.50%, 06/15/18	205	205,548
3.60%, 02/01/23 (Call 11/01/22)	1,100	1,083,307
4.05%, 03/15/25 (Call 12/15/24)	525	525,418
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,746,908
4.65%, 06/01/21 (Call 03/01/21)	1,587	1,687,458
4.75%, 01/15/26 (Call 10/15/25)	2,250	2,357,063
5.20%, 02/01/22 (Call 11/01/21)	1,991	2,156,515
6.70%, 07/01/18	1,200	1,289,813
9.00%, 04/15/19[a]	840	959,177
9.70%, 03/15/19	1,165	1,344,998
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	1,250	1,229,900
4.15%, 06/01/25 (Call 03/01/25)	1,870	1,768,637
4.40%, 04/01/24 (Call 01/01/24)	310	300,863
4.85%, 07/15/26 (Call 04/15/26)	2,150	2,130,115
Enterprise Products Operating LLC
1.65%, 05/07/18	655	655,586
2.55%, 10/15/19 (Call 09/15/19)	960	979,641
2.85%, 04/15/21 (Call 03/15/21)	910	934,191
3.35%, 03/15/23 (Call 12/15/22)	3,150	3,245,846
3.75%, 02/15/25 (Call 11/15/24)[a]	1,975	2,064,656
3.90%, 02/15/24 (Call 11/15/23)	500	529,011
4.05%, 02/15/22	5,028	5,401,631
5.20%, 09/01/20	593	661,225

Security	Principal (000s)	Value
5.25%, 01/31/20	$1,250	$1,379,874
6.50%, 01/31/19	1,125	1,250,622
6.65%, 04/15/18	800	863,809
Series L
6.30%, 09/15/17	762	798,783
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	650	623,557
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,535	1,550,997
3.45%, 02/15/23 (Call 11/15/22)	525	519,929
3.50%, 03/01/21 (Call 01/01/21)	1,225	1,265,826
3.50%, 09/01/23 (Call 06/01/23)	1,300	1,286,552
3.95%, 09/01/22 (Call 06/01/22)	2,250	2,334,372
4.15%, 03/01/22	900	939,075
4.25%, 09/01/24 (Call 06/01/24)	2,820	2,891,477
4.30%, 05/01/24 (Call 02/01/24)	1,000	1,027,558
5.00%, 10/01/21 (Call 07/01/21)	1,100	1,194,150
5.30%, 09/15/20	3,400	3,711,456
5.80%, 03/01/21	930	1,035,507
5.95%, 02/15/18[a]	1,105	1,165,733
6.50%, 04/01/20	1,987	2,226,515
6.85%, 02/15/20	2,115	2,385,487
9.00%, 02/01/19	400	459,020
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,105	1,131,714
6.50%, 09/15/20	1,000	1,132,967
Magellan Midstream Partners LP
4.25%, 02/01/21	770	828,314
5.00%, 03/01/26 (Call 12/01/25)	1,500	1,712,323
6.55%, 07/15/19	1,095	1,231,586
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	100	97,592

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.88%, 12/01/24 (Call 09/01/24)[a,c]	$5,900	$6,042,190
4.88%, 06/01/25 (Call 03/01/25)[c]	1,050	1,074,328
5.50%, 02/15/23 (Call 08/15/17)[a,c]	1,700	1,759,500
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	100,203
Northwest Pipeline LLC
6.05%, 06/15/18	215	225,750
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,000	997,911
3.20%, 09/15/18 (Call 08/15/18)	281	285,565
3.38%, 10/01/22 (Call 07/01/22)	2,326	2,343,725
4.90%, 03/15/25 (Call 12/15/24)[a]	1,000	1,077,695
8.63%, 03/01/19	1,070	1,219,693
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	300	308,484
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	1,100	1,102,307
3.61%, 02/15/25 (Call 11/15/24)[a]	1,000	997,538
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	725	728,229
3.60%, 11/01/24 (Call 08/01/24)	525	508,018
3.65%, 06/01/22 (Call 03/01/22)	900	907,557
4.65%, 10/15/25 (Call 07/15/25)[a]	3,630	3,758,403
5.00%, 02/01/21 (Call 11/01/20)[a]	1,183	1,268,771
5.75%, 01/15/20	690	750,844
6.50%, 05/01/18	2,370	2,529,918
8.75%, 05/01/19	125	144,134

Security	Principal (000s)	Value
Questar Pipeline Co.
5.83%, 02/01/18	$575	$608,137
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	575	577,748
5.00%, 10/01/22 (Call 07/01/22)	1,250	1,325,773
5.50%, 04/15/23 (Call 10/15/17)	1,250	1,285,937
5.88%, 03/01/22 (Call 12/01/21)	4,300	4,714,707
6.50%, 07/15/21 (Call 09/12/16)	1,500	1,556,954
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	600	645,135
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	585	575,891
6.20%, 04/15/18	1,700	1,799,454
8.00%, 10/01/19	850	979,547
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	275	282,000
4.75%, 03/15/24 (Call 12/15/23)	250	277,613
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	865	859,159
3.90%, 07/15/26 (Call 04/15/26)[a]	1,155	1,165,257
4.65%, 02/15/22	675	729,569
5.95%, 12/01/25 (Call 09/01/25)	1,395	1,613,849
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	650	647,979
4.65%, 06/15/21 (Call 03/15/21)	450	467,122
TransCanada PipeLines Ltd.
1.63%, 11/09/17	1,500	1,499,628

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.88%, 01/12/18	$1,760	$1,764,228
2.50%, 08/01/22	2,374	2,376,469
3.75%, 10/16/23 (Call 07/16/23)[a]	525	562,141
3.80%, 10/01/20	2,720	2,891,135
4.88%, 01/15/26 (Call 10/15/25)[a]	1,200	1,384,725
6.50%, 08/15/18	1,462	1,592,094
7.13%, 01/15/19	649	724,793
9.88%, 01/01/21[a]	320	415,859
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,105	1,160,250
7.85%, 02/01/26 (Call 11/01/25)[c]	3,600	4,642,483
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	550,047
3.95%, 06/01/25 (Call 03/01/25)	150	147,066
4.00%, 07/01/22 (Call 04/01/22)	850	865,729
4.65%, 07/01/26 (Call 04/01/26)	2,000	2,062,625
5.38%, 06/01/21 (Call 03/01/21)	1,203	1,307,595
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	525	510,405
3.60%, 03/15/22 (Call 01/15/22)	2,946	2,920,075
3.90%, 01/15/25 (Call 10/15/24)	1,000	991,827
4.00%, 11/15/21 (Call 08/15/21)	1,950	2,003,820
4.00%, 09/15/25 (Call 06/15/25)	1,546	1,543,885
4.13%, 11/15/20 (Call 08/15/20)	70	72,415
4.30%, 03/04/24 (Call 12/04/23)	1,117	1,142,289
4.50%, 11/15/23 (Call 08/15/23)	100	103,384
5.25%, 03/15/20	1,182	1,271,241

Security	Principal (000s)	Value
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	$1,250	$1,268,750
4.88%, 03/15/24 (Call 03/15/19)	540	546,750
6.13%, 07/15/22 (Call 01/15/17)	3,085	3,192,975

		178,933,389
REAL ESTATE — 0.18%
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	1,725	1,773,794
4.13%, 07/01/24 (Call 04/01/24)[a]	262	277,860
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	2,125	2,159,083
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	1,375	1,440,341
5.00%, 03/15/23 (Call 03/15/18)[a]	1,275	1,348,313
5.25%, 03/15/25 (Call 12/15/24)[a]	1,250	1,325,939
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	2,700	2,992,039
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	517,647
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	570	557,269
4.60%, 04/01/24 (Call 01/01/24)	650	665,492

		13,057,777
REAL ESTATE INVESTMENT TRUSTS — 2.46%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	1,033,899

136	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.60%, 04/01/22 (Call 01/01/22)	$565	$604,058
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,000	1,024,898
3.40%, 02/15/19[a]	654	680,554
3.45%, 09/15/21	1,150	1,208,052
3.50%, 01/31/23	1,600	1,671,157
4.00%, 06/01/25 (Call 03/01/25)	1,100	1,180,368
4.40%, 02/15/26 (Call 11/15/25)[a]	1,000	1,101,846
4.50%, 01/15/18	874	909,156
4.70%, 03/15/22	3,000	3,322,877
5.00%, 02/15/24	855	973,432
5.05%, 09/01/20[a]	1,336	1,479,909
5.90%, 11/01/21[a]	1,395	1,624,909
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	2,690	2,741,535
2.95%, 05/11/26 (Call 02/11/26)	2,000	2,013,320
3.50%, 11/15/24 (Call 08/15/24)	70	73,785
3.63%, 10/01/20 (Call 07/01/20)[a]	1,250	1,325,519
3.95%, 01/15/21 (Call 10/15/20)	550	587,045
4.20%, 12/15/23 (Call 09/16/23)	25	27,527
6.10%, 03/15/20	300	342,031
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)[a]	556	575,061
3.65%, 02/01/26 (Call 11/03/25)	2,795	2,981,615
3.70%, 11/15/18 (Call 08/17/18)	749	780,054
3.80%, 02/01/24 (Call 11/01/23)[a]	1,000	1,075,374
3.85%, 02/01/23 (Call 11/01/22)	600	645,358
4.13%, 05/15/21 (Call 02/15/21)	445	482,530

Security	Principal (000s)	Value
5.63%, 11/15/20 (Call 08/15/20)	$900	$1,022,352
5.88%, 10/15/19 (Call 07/17/19)	3,720	4,148,373
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)[a]	1,320	1,347,808
4.10%, 10/01/24 (Call 07/01/24)	500	509,443
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	1,000	999,403
4.13%, 06/15/26 (Call 03/15/26)	1,000	1,032,346
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)	1,750	1,898,824
4.63%, 06/15/21 (Call 03/15/21)	200	218,301
4.88%, 06/15/23 (Call 03/15/23)	100	111,883
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	505	473,348
5.25%, 12/01/23 (Call 09/01/23)	400	392,439
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	675	689,949
5.25%, 02/15/24 (Call 11/15/23)[a]	1,300	1,370,193
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,415	1,414,282
3.40%, 02/15/21 (Call 01/15/21)[a]	5,965	6,256,568
3.70%, 06/15/26 (Call 03/15/26)[a]	1,420	1,489,961
5.25%, 01/15/23	2,000	2,280,200
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	250	274,741

SCHEDULES OF INVESTMENTS	137

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	$500	$501,615
3.50%, 01/15/21 (Call 11/15/20)[a]	103	105,427
3.63%, 02/01/25 (Call 11/01/24)[a]	1,200	1,217,502
4.63%, 07/15/22 (Call 04/15/22)	1,100	1,190,030
7.88%, 09/01/20	70	83,411
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)[a]	1,000	1,038,667
3.63%, 10/01/22 (Call 07/03/22)	1,000	1,031,590
3.95%, 07/01/22 (Call 05/01/22)	70	73,887
4.75%, 10/01/25 (Call 07/01/25)	1,000	1,088,822
5.25%, 03/15/21 (Call 12/15/20)	2,290	2,551,496
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	950	991,563
3.88%, 10/15/22 (Call 07/15/22)	1,225	1,304,001
4.38%, 06/15/22 (Call 03/15/22)	450	489,724
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	1,300	1,409,508
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	600	649,511
6.65%, 01/15/18 (Call 07/15/17)	200	207,029
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	1,070	1,096,957
4.63%, 12/15/21 (Call 09/15/21)	929	1,041,510
4.75%, 07/15/20 (Call 04/15/20)	1,488	1,636,815

Security	Principal (000s)	Value
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	$50	$51,405
3.38%, 01/15/23 (Call 10/15/22)	70	71,778
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,044,273
3.88%, 05/01/24 (Call 02/01/24)	2,500	2,658,359
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	2,500	2,521,927
3.40%, 02/01/25 (Call 11/01/24)	1,075	1,052,680
3.75%, 02/01/19 (Call 11/01/18)	1,300	1,347,894
3.88%, 08/15/24 (Call 05/17/24)	1,000	1,013,752
4.00%, 12/01/22 (Call 10/01/22)[a]	1,000	1,053,466
4.00%, 06/01/25 (Call 03/01/25)	1,000	1,020,312
4.20%, 03/01/24 (Call 12/01/23)	20	20,672
4.25%, 11/15/23 (Call 08/15/23)	1,400	1,467,056
5.38%, 02/01/21 (Call 11/03/20)	1,743	1,952,819
6.70%, 01/30/18	826	882,290
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	396	400,056
5.75%, 01/15/21	1,150	1,269,666
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	500	509,697
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)[a]	500	502,546
3.63%, 01/15/23 (Call 10/15/22)	360	365,063

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	$200	$204,731
4.50%, 03/15/25 (Call 09/15/24)[a]	820	832,766
4.65%, 03/15/24 (Call 09/15/23)	615	629,109
5.00%, 08/15/22 (Call 02/15/22)	750	815,872
5.25%, 02/15/26 (Call 08/15/25)	1,000	1,064,702
6.70%, 01/15/18 (Call 07/15/17)	200	207,823
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)[a]	2,200	2,269,256
4.75%, 03/01/23 (Call 12/01/22)	25	26,787
5.25%, 03/15/22 (Call 12/15/21)	250	273,733
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,225	1,238,416
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	125	135,037
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,770,821
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	1,400	1,433,658
3.20%, 05/01/21 (Call 03/01/21)	344	357,450
Lexington Realty Trust
4.40%, 06/15/24 (Call 03/15/24)[a]	25	25,532
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,047,600
4.40%, 02/15/24 (Call 11/15/23)	1,600	1,715,382
4.75%, 10/01/20 (Call 07/01/20)	100	107,681
6.63%, 10/01/17	425	446,915

Security	Principal (000s)	Value
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	$346	$345,577
3.15%, 05/15/23 (Call 02/15/23)[a]	450	415,918
4.50%, 04/18/22 (Call 01/18/22)[a]	475	481,098
7.75%, 08/15/19[a]	1,000	1,115,217
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	1,250	1,298,363
4.30%, 10/15/23 (Call 07/15/23)	375	398,628
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	950	962,621
3.90%, 06/15/24 (Call 03/15/24)[a]	1,150	1,209,925
4.00%, 11/15/25 (Call 08/15/25)	15	15,845
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,121,800
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,000	1,013,730
5.25%, 01/15/26 (Call 10/15/25)	1,825	1,944,906
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)[a]	1,000	981,078
4.45%, 03/15/24 (Call 12/15/23)	200	206,043
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)[a]	170	178,918
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	922	936,243
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)[a]	750	752,992
3.25%, 10/15/22 (Call 07/15/22)	1,010	1,021,831

SCHEDULES OF INVESTMENTS	139

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.88%, 07/15/24 (Call 04/15/24)	$850	$884,511
6.75%, 08/15/19	350	395,814
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	500	501,983
3.60%, 02/01/20 (Call 01/01/20)	760	767,600
4.50%, 02/01/25 (Call 11/01/24)	750	733,583
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	700	699,015
4.75%, 05/01/24 (Call 11/01/23)	875	911,679
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,664	1,676,443
2.20%, 02/01/19 (Call 11/01/18)	154	156,772
2.50%, 09/01/20 (Call 06/01/20)[a]	1,000	1,029,664
2.75%, 02/01/23 (Call 11/01/22)	500	513,773
3.30%, 01/15/26 (Call 10/15/25)[a]	4,755	5,084,052
3.38%, 03/15/22 (Call 12/15/21)[a]	50	53,226
3.38%, 10/01/24 (Call 07/01/24)	2,000	2,140,148
3.50%, 09/01/25 (Call 06/01/25)	19	20,612
3.75%, 02/01/24 (Call 11/01/23)	720	786,685
4.13%, 12/01/21 (Call 09/01/21)	990	1,094,553
4.38%, 03/01/21 (Call 12/01/20)	871	961,233
5.65%, 02/01/20 (Call 11/01/19)	878	986,490
10.35%, 04/01/19 (Call 01/01/19)	1,398	1,682,319

Security	Principal (000s)	Value
Sovran Acquisition LP
3.50%, 07/01/26 (Call 04/01/26)	$1,000	$1,023,005
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	500	511,497
3.88%, 12/01/23 (Call 09/01/23)	915	952,350
6.13%, 06/01/20	673	760,275
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	610	639,321
3.75%, 07/01/24 (Call 04/01/24)	25	26,579
4.25%, 06/01/18	950	989,973
4.63%, 01/10/22 (Call 10/10/21)	900	983,019
Ventas Realty LP
3.13%, 06/15/23 (Call 03/15/23)	1,000	1,016,933
3.50%, 02/01/25 (Call 11/01/24)[a]	345	356,431
4.13%, 01/15/26 (Call 10/15/25)[a]	2,500	2,698,357
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,550	1,553,234
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,174,690
4.00%, 04/30/19 (Call 01/30/19)	225	235,530
4.25%, 03/01/22 (Call 12/01/21)	325	350,657
4.75%, 06/01/21 (Call 03/01/21)	970	1,071,880
Vornado Realty LP
2.50%, 06/30/19 (Call 05/30/19)	25	25,296
5.00%, 01/15/22 (Call 10/15/21)[a]	525	571,113
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,250	1,328,664

140	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	$200	$202,819
Welltower Inc.
2.25%, 03/15/18	950	955,080
3.75%, 03/15/23 (Call 12/15/22)[a]	1,400	1,460,704
4.13%, 04/01/19 (Call 01/01/19)	720	754,645
4.25%, 04/01/26 (Call 01/01/26)	3,000	3,260,274
4.50%, 01/15/24 (Call 10/15/23)	1,100	1,202,236
4.70%, 09/15/17	950	980,261
4.95%, 01/15/21 (Call 10/15/20)	888	969,778
5.25%, 01/15/22 (Call 10/15/21)	1,358	1,517,066
6.13%, 04/15/20	400	447,240
Weyerhaeuser Co.
4.63%, 09/15/23[a]	785	875,469
7.38%, 10/01/19	2,000	2,280,868

		174,570,462
RETAIL — 2.47%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	540	581,366
4.50%, 12/01/23 (Call 09/01/23)	35	37,790
5.75%, 05/01/20	775	860,372
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	470	480,742
4.50%, 10/01/25 (Call 07/01/25)	1,400	1,484,953
5.50%, 02/01/20	445	487,213
AutoZone Inc.
1.63%, 04/21/19	1,125	1,127,040
2.50%, 04/15/21 (Call 03/15/21)	515	522,065
2.88%, 01/15/23 (Call 10/15/22)[a]	750	765,066
3.13%, 07/15/23 (Call 04/15/23)	435	449,645

Security	Principal (000s)	Value
3.13%, 04/21/26 (Call 01/21/26)	$395	$406,559
3.25%, 04/15/25 (Call 01/15/25)	970	1,008,343
3.70%, 04/15/22 (Call 01/15/22)	440	469,111
4.00%, 11/15/20 (Call 08/15/20)[a]	150	160,877
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	408	422,594
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	725	804,750
Brinker International Inc.
2.60%, 05/15/18	1,000	1,005,882
3.88%, 05/15/23	484	483,301
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	500	524,366
Costco Wholesale Corp.
1.13%, 12/15/17	800	802,345
1.70%, 12/15/19	1,675	1,699,508
1.75%, 02/15/20	1,173	1,186,370
2.25%, 02/15/22	285	292,671
CVS Health Corp.
1.90%, 07/20/18	3,833	3,881,038
2.13%, 06/01/21 (Call 05/01/21)	1,000	1,011,749
2.25%, 12/05/18 (Call 11/05/18)	5,320	5,434,441
2.25%, 08/12/19 (Call 07/12/19)	300	307,438
2.80%, 07/20/20 (Call 06/20/20)	3,975	4,145,685
3.38%, 08/12/24 (Call 05/12/24)	4,625	4,917,187
3.50%, 07/20/22 (Call 05/20/22)	1,750	1,878,384
3.88%, 07/20/25 (Call 04/20/25)	5,250	5,778,081
4.00%, 12/05/23 (Call 09/05/23)	1,900	2,099,104

SCHEDULES OF INVESTMENTS	141

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.13%, 05/15/21 (Call 02/15/21)[a]	$1,000	$1,095,486
4.75%, 12/01/22 (Call 09/01/22)	3,000	3,404,175
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,300	1,344,001
4.15%, 11/01/25 (Call 08/01/25)	1,535	1,672,341
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	3,900	3,985,490
2.25%, 09/10/18 (Call 08/10/18)	3,240	3,315,456
2.63%, 06/01/22 (Call 05/01/22)	4,522	4,707,005
2.70%, 04/01/23 (Call 01/01/23)	2,308	2,406,622
3.00%, 04/01/26 (Call 01/01/26)[a]	1,515	1,612,945
3.35%, 09/15/25 (Call 06/15/25)[a]	670	733,021
3.95%, 09/15/20 (Call 06/15/20)[a]	1,000	1,091,438
4.40%, 04/01/21 (Call 01/01/21)	1,459	1,633,229
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	1,438	1,528,250
4.25%, 07/17/25 (Call 04/17/25)[a]	1,000	1,035,154
4.75%, 12/15/23 (Call 09/15/23)	500	539,697
Lowe’s Companies Inc.
1.15%, 04/15/19	1,110	1,107,588
2.50%, 04/15/26 (Call 01/15/26)	2,965	3,004,996
3.12%, 04/15/22 (Call 01/15/22)	528	561,286
3.38%, 09/15/25 (Call 06/15/25)	2,420	2,624,192
3.75%, 04/15/21 (Call 01/15/21)[a]	150	163,363

Security	Principal (000s)	Value
3.80%, 11/15/21 (Call 08/15/21)[a]	$1,555	$1,707,172
3.88%, 09/15/23 (Call 06/15/23)	70	77,642
4.63%, 04/15/20 (Call 10/15/19)	575	631,805
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	1,275	1,292,244
3.88%, 01/15/22 (Call 10/15/21)[a]	1,324	1,383,064
6.65%, 07/15/24[a]	1,960	2,297,735
McDonald’s Corp.
1.88%, 05/29/19	1,800	1,822,714
2.10%, 12/07/18	130	132,328
2.20%, 05/26/20 (Call 04/26/20)	2,057	2,100,552
2.63%, 01/15/22[a]	848	873,512
2.75%, 12/09/20 (Call 11/09/20)	2,012	2,092,844
3.25%, 06/10/24	1,176	1,249,156
3.38%, 05/26/25 (Call 02/26/25)	2,350	2,484,405
3.63%, 05/20/21	1,250	1,345,063
3.70%, 01/30/26 (Call 10/30/25)	2,800	3,021,521
5.00%, 02/01/19	500	541,943
5.35%, 03/01/18	1,258	1,333,528
5.80%, 10/15/17	600	630,350
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	350	375,094
4.75%, 05/01/20[a]	1,625	1,753,427
6.25%, 01/15/18	560	594,042
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	435	460,837
3.85%, 06/15/23 (Call 03/15/23)	1,100	1,180,893
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,146,133
4.88%, 01/14/21 (Call 10/14/20)	115	127,144

142	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
QVC Inc.
3.13%, 04/01/19[a]	$175	$179,022
4.38%, 03/15/23	950	961,090
4.45%, 02/15/25 (Call 11/15/24)[a]	750	749,052
4.85%, 04/01/24	575	590,804
5.13%, 07/02/22	2,150	2,294,175
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)[a]	500	526,488
Signet UK Finance PLC
4.70%, 06/15/24 (Call 03/15/24)	500	488,215
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)	200	207,678
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	2,400	2,446,582
2.10%, 02/04/21 (Call 01/04/21)	3,250	3,334,321
2.45%, 06/15/26 (Call 03/15/26)[a]	1,015	1,035,049
2.70%, 06/15/22 (Call 04/15/22)	1,150	1,203,170
3.85%, 10/01/23 (Call 07/01/23)[a]	650	727,822
Target Corp.
2.30%, 06/26/19	1,900	1,954,851
2.50%, 04/15/26[a]	3,700	3,779,930
2.90%, 01/15/22	1,575	1,660,769
3.50%, 07/01/24	315	347,199
3.88%, 07/15/20[a]	424	461,893
6.00%, 01/15/18	2,374	2,530,424
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	35	36,122
2.75%, 06/15/21 (Call 04/15/21)	1,000	1,042,820
6.95%, 04/15/19	805	919,521
Wal-Mart Stores Inc.
1.13%, 04/11/18	1,000	1,002,062
1.95%, 12/15/18	1,900	1,937,889

Security	Principal (000s)	Value
2.55%, 04/11/23 (Call 01/11/23)	$3,579	$3,724,568
3.25%, 10/25/20	1,454	1,561,408
3.30%, 04/22/24 (Call 01/22/24)	4,625	5,043,242
3.63%, 07/08/20	907	983,106
4.13%, 02/01/19[a]	500	535,791
4.25%, 04/15/21	999	1,119,762
5.80%, 02/15/18	1,522	1,627,630
Walgreen Co.
3.10%, 09/15/22	2,175	2,262,490
5.25%, 01/15/19[a]	157	169,580
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	445	447,710
2.60%, 06/01/21 (Call 05/01/21)[a]	245	250,408
2.70%, 11/18/19 (Call 10/18/19)	1,110	1,145,949
3.30%, 11/18/21 (Call 09/18/21)	500	528,570
3.45%, 06/01/26 (Call 03/01/26)	5,000	5,197,812
3.80%, 11/18/24 (Call 08/18/24)	5,952	6,387,887

		175,139,780
SAVINGS & LOANS — 0.06%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	1,100	1,128,042
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	2,850	2,913,716

		4,041,758
SEMICONDUCTORS — 0.82%
Altera Corp.
4.10%, 11/15/23	1,350	1,527,814
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	1,550	1,559,714
3.90%, 12/15/25 (Call 09/15/25)[a]	245	260,965
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	575	591,414

SCHEDULES OF INVESTMENTS	143

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.90%, 10/01/25 (Call 07/01/25)	$640	$709,615
4.30%, 06/15/21	1,250	1,378,786
Intel Corp.
1.35%, 12/15/17	4,793	4,817,760
1.70%, 05/19/21 (Call 04/19/21)[a]	820	824,713
2.45%, 07/29/20	2,340	2,429,480
2.60%, 05/19/26 (Call 02/19/26)[a]	3,050	3,119,872
2.70%, 12/15/22[a]	5,000	5,226,658
3.10%, 07/29/22	2,015	2,149,479
3.30%, 10/01/21	2,786	3,003,473
3.70%, 07/29/25 (Call 04/29/25)[a]	2,030	2,255,596
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)[a]	875	900,087
4.13%, 11/01/21 (Call 09/01/21)[a]	2,290	2,454,876
4.65%, 11/01/24 (Call 08/01/24)[a]	995	1,093,809
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)[a]	415	425,613
2.80%, 06/15/21 (Call 05/15/21)	1,405	1,440,518
3.45%, 06/15/23 (Call 04/15/23)	630	644,268
3.80%, 03/15/25 (Call 12/15/24)	1,000	1,042,000
3.90%, 06/15/26 (Call 03/15/26)[a]	1,250	1,300,642
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	2,000	2,063,718
QUALCOMM Inc.
1.40%, 05/18/18[a]	491	493,613
2.25%, 05/20/20	2,392	2,456,570
3.00%, 05/20/22	6,093	6,410,246
3.45%, 05/20/25 (Call 02/20/25)[a]	2,350	2,532,681
Texas Instruments Inc.
1.00%, 05/01/18	930	927,005

Security	Principal (000s)	Value
1.65%, 08/03/19	$494	$498,169
1.75%, 05/01/20 (Call 04/01/20)	764	769,815
2.75%, 03/12/21 (Call 02/12/21)	500	521,725
Xilinx Inc.
2.13%, 03/15/19	1,766	1,784,375
3.00%, 03/15/21	600	623,766

		58,238,835
SOFTWARE — 1.93%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	2,000	2,102,804
4.75%, 02/01/20	1,740	1,913,535
Autodesk Inc.
1.95%, 12/15/17	865	865,588
3.60%, 12/15/22 (Call 09/15/22)	1,100	1,125,149
4.38%, 06/15/25 (Call 03/15/25)	1,005	1,060,379
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,410	1,442,573
3.95%, 09/01/20	950	1,006,558
CA Inc.
2.88%, 08/15/18	35	35,689
4.50%, 08/15/23 (Call 05/15/23)[a]	1,210	1,314,253
5.38%, 12/01/19[a]	1,000	1,102,188
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)[a]	220	219,710
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	1,500	1,539,325
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	280	295,403
4.80%, 03/01/26 (Call 12/01/25)[a]	285	312,446
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	1,000	1,007,342

144	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.85%, 10/15/18	$550	$563,175
3.00%, 08/15/26 (Call 05/15/26)	1,500	1,496,285
3.50%, 04/15/23 (Call 01/15/23)	900	944,645
3.63%, 10/15/20 (Call 09/15/20)	519	550,926
5.00%, 03/15/22 (Call 03/15/17)	2,400	2,487,843
5.00%, 10/15/25 (Call 07/15/25)	4,250	4,883,228
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	2,500	2,572,216
3.50%, 10/01/22 (Call 07/01/22)[a]	1,020	1,070,482
4.63%, 10/01/20	1,000	1,099,088
4.75%, 06/15/21	850	946,720
Microsoft Corp.
0.88%, 11/15/17	346	346,204
1.00%, 05/01/18[a]	2,275	2,275,913
1.10%, 08/08/19	2,000	1,995,716
1.30%, 11/03/18	2,270	2,281,391
1.55%, 08/08/21 (Call 07/08/21)	3,950	3,942,366
1.63%, 12/06/18	2,000	2,024,953
1.85%, 02/12/20 (Call 01/12/20)	4,775	4,856,300
2.00%, 11/03/20 (Call 10/03/20)	2,435	2,487,897
2.00%, 08/08/23 (Call 06/08/23)	2,000	1,997,513
2.13%, 11/15/22[a]	2,800	2,823,433
2.38%, 02/12/22 (Call 01/12/22)	3,002	3,097,543
2.38%, 05/01/23 (Call 02/01/23)	1,191	1,221,470
2.40%, 08/08/26 (Call 05/08/26)	1,500	1,509,208
2.65%, 11/03/22 (Call 09/03/22)	3,450	3,600,031
2.70%, 02/12/25 (Call 11/12/24)[a]	5,025	5,205,321

Security	Principal (000s)	Value
3.00%, 10/01/20	$400	$423,989
3.13%, 11/03/25 (Call 08/03/25)	3,500	3,737,859
3.63%, 12/15/23 (Call 09/15/23)	1,950	2,150,497
4.00%, 02/08/21[a]	2,150	2,367,114
4.20%, 06/01/19	799	863,766
Oracle Corp.
1.20%, 10/15/17	4,381	4,393,405
2.25%, 10/08/19	6,105	6,281,837
2.38%, 01/15/19	4,525	4,646,339
2.40%, 09/15/23 (Call 07/15/23)	2,000	2,016,485
2.50%, 05/15/22 (Call 03/15/22)[a]	6,116	6,272,069
2.50%, 10/15/22	8,025	8,235,981
2.65%, 07/15/26 (Call 04/15/26)	4,920	4,966,376
2.80%, 07/08/21	1,000	1,046,694
2.95%, 05/15/25 (Call 02/15/25)	6,300	6,529,998
3.40%, 07/08/24 (Call 04/08/24)	1,500	1,605,950
3.63%, 07/15/23	3,600	3,918,532
3.88%, 07/15/20	402	437,294
5.00%, 07/08/19	1,819	2,006,080
5.75%, 04/15/18	3,328	3,575,223

		137,098,297
TELECOMMUNICATIONS — 3.52%
America Movil SAB de CV
3.13%, 07/16/22	3,750	3,883,325
5.00%, 10/16/19	900	988,719
5.00%, 03/30/20	3,230	3,572,507
5.63%, 11/15/17	1,219	1,278,739
AT&T Inc.
1.40%, 12/01/17	1,900	1,898,921
1.75%, 01/15/18	420	421,444
2.30%, 03/11/19	4,205	4,289,772
2.38%, 11/27/18	950	969,586
2.45%, 06/30/20 (Call 05/30/20)[a]	3,913	3,994,630
2.63%, 12/01/22 (Call 09/01/22)	3,350	3,386,109

SCHEDULES OF INVESTMENTS	145

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.80%, 02/17/21 (Call 01/17/21)	$3,550	$3,657,823
3.00%, 02/15/22	2,000	2,068,180
3.00%, 06/30/22 (Call 04/30/22)	2,465	2,541,457
3.40%, 05/15/25 (Call 02/15/25)	5,990	6,168,228
3.60%, 02/17/23 (Call 12/17/22)[a]	5,650	5,963,001
3.80%, 03/15/22	2,452	2,635,519
3.88%, 08/15/21	1,423	1,541,919
3.90%, 03/11/24 (Call 12/11/23)	2,400	2,572,961
3.95%, 01/15/25 (Call 10/15/24)	1,880	2,010,850
4.13%, 02/17/26 (Call 11/17/25)	7,450	8,095,976
4.45%, 05/15/21	2,334	2,572,872
4.45%, 04/01/24 (Call 01/01/24)	2,700	2,980,541
4.60%, 02/15/21 (Call 11/15/20)	2,128	2,341,940
5.00%, 03/01/21	4,289	4,794,842
5.20%, 03/15/20	975	1,087,417
5.50%, 02/01/18	5,838	6,166,112
5.80%, 02/15/19	5,988	6,596,604
5.88%, 10/01/19[a]	1,388	1,561,139
British Telecommunications PLC
2.35%, 02/14/19	1,425	1,454,945
5.95%, 01/15/18	2,313	2,454,011
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	321	326,778
3.85%, 04/15/23	2,700	2,895,564
Cisco Systems Inc.
1.60%, 02/28/19	12,280	12,404,947
1.65%, 06/15/18	2,400	2,424,778
2.13%, 03/01/19[a]	2,730	2,793,753
2.20%, 02/28/21	500	513,373
2.45%, 06/15/20	1,489	1,540,851
2.60%, 02/28/23	1,900	1,983,325
2.90%, 03/04/21[a]	250	263,738
2.95%, 02/28/26[a]	1,687	1,796,502
3.00%, 06/15/22[a]	2,385	2,530,720

Security	Principal (000s)	Value
3.50%, 06/15/25[a]	$1,585	$1,765,044
3.63%, 03/04/24	1,200	1,334,533
4.45%, 01/15/20	1,362	1,497,361
4.95%, 02/15/19	1,969	2,144,907
Corning Inc.
1.45%, 11/15/17	1,000	997,669
3.70%, 11/15/23 (Call 08/15/23)	446	469,220
4.25%, 08/15/20[a]	765	818,669
6.63%, 05/15/19	740	827,502
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,089	1,223,882
6.75%, 08/20/18	2,118	2,339,289
GTE Corp.
6.84%, 04/15/18	440	469,462
Harris Corp.
2.00%, 04/27/18	325	326,601
3.83%, 04/27/25 (Call 01/27/25)[a]	1,660	1,757,008
4.40%, 12/15/20	200	216,367
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	520	543,814
4.50%, 03/15/24[a]	971	1,033,588
4.60%, 03/15/21	1,010	1,083,372
Motorola Solutions Inc.
3.50%, 09/01/21	775	793,564
3.50%, 03/01/23[a]	1,686	1,660,077
3.75%, 05/15/22[a]	950	968,026
4.00%, 09/01/24	1,059	1,057,641
7.50%, 05/15/25[a]	600	715,575
Orange SA
2.75%, 02/06/19[a]	1,855	1,909,933
4.13%, 09/14/21	1,334	1,467,087
5.38%, 07/08/19	1,034	1,142,271
Qwest Corp.
6.75%, 12/01/21[a]	481	537,517
7.25%, 09/15/25	1,025	1,109,563
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	2,900	3,023,643
3.63%, 12/15/25 (Call 09/15/25)	555	603,409

146	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.10%, 10/01/23 (Call 07/01/23)[a]	$1,870	$2,076,879
6.80%, 08/15/18	1,700	1,866,202
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	850	907,092
Telefonica Emisiones SAU
3.19%, 04/27/18	1,000	1,025,969
4.57%, 04/27/23[a]	2,000	2,243,347
5.13%, 04/27/20	674	745,305
5.46%, 02/16/21	2,664	3,034,634
5.88%, 07/15/19	648	720,567
6.22%, 07/03/17	3,200	3,325,482
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	1,000	1,112,589
Verizon Communications Inc.
1.10%, 11/01/17[a]	1,000	999,471
1.75%, 08/15/21 (Call 07/15/21)[a]	2,270	2,253,863
2.45%, 11/01/22 (Call 08/01/22)[a]	6,050	6,153,441
2.55%, 06/17/19[a]	2,650	2,729,197
2.63%, 02/21/20	2,520	2,600,783
2.63%, 08/15/26 (Call 05/15/26)	1,175	1,164,396
3.00%, 11/01/21 (Call 09/01/21)	3,435	3,609,245
3.45%, 03/15/21	3,550	3,791,249
3.50%, 11/01/21[a]	6,370	6,846,164
3.50%, 11/01/24 (Call 08/01/24)[a]	7,361	7,887,318
3.65%, 09/14/18	4,340	4,539,302
4.15%, 03/15/24 (Call 12/15/23)[a]	1,100	1,220,360
4.50%, 09/15/20	2,825	3,119,579
4.60%, 04/01/21	1,215	1,357,715
5.15%, 09/15/23	9,650	11,278,238
5.50%, 02/15/18[a]	2,408	2,549,902
6.10%, 04/15/18	1,956	2,103,055
Vodafone Group PLC
1.25%, 09/26/17	1,400	1,397,841
1.50%, 02/19/18	3,142	3,139,929
2.95%, 02/19/23[a]	1,675	1,735,069
4.38%, 03/16/21	500	549,462

Security	Principal (000s)	Value
4.63%, 07/15/18[a]	$670	$707,282
5.45%, 06/10/19	3,100	3,411,551

		249,463,490
TEXTILES — 0.02%
Cintas Corp. No. 2
4.30%, 06/01/21	340	373,949
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	700	734,529

		1,108,478
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	690	711,201
Mattel Inc.
1.70%, 03/15/18	1,000	1,002,338
2.35%, 05/06/19	221	224,139
2.35%, 08/15/21 (Call 07/15/21)	850	851,524
3.15%, 03/15/23 (Call 12/15/22)	150	151,121
4.35%, 10/01/20[a]	475	512,529

		3,452,852
TRANSPORTATION — 1.15%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	1,400	1,473,976
3.00%, 04/01/25 (Call 01/01/25)	2,300	2,425,245
3.05%, 03/15/22 (Call 12/15/21)	3,750	3,965,912
3.05%, 09/01/22 (Call 06/01/22)	3,000	3,170,214
3.40%, 09/01/24 (Call 06/01/24)[a]	1,430	1,547,560
3.65%, 09/01/25 (Call 06/01/25)	500	553,279
3.75%, 04/01/24 (Call 01/01/24)	195	215,522
4.10%, 06/01/21 (Call 03/01/21)	2,575	2,840,366
4.70%, 10/01/19	1,084	1,193,146
5.75%, 03/15/18[a]	1,216	1,300,579

SCHEDULES OF INVESTMENTS	147

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	$1,050	$1,065,804
2.75%, 03/01/26 (Call 12/01/25)[a]	725	755,815
2.85%, 12/15/21 (Call 09/15/21)	400	420,524
2.95%, 11/21/24 (Call 08/21/24)	2,360	2,503,170
5.55%, 03/01/19	762	838,348
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	2,450	2,503,980
4.45%, 03/15/23 (Call 12/15/22)	70	78,077
4.50%, 01/15/22	875	961,019
7.25%, 05/15/19	750	850,522
9.45%, 08/01/21	670	872,192
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)[a]	695	742,017
3.40%, 08/01/24 (Call 05/01/24)	2,000	2,136,573
3.70%, 10/30/20 (Call 07/30/20)	256	272,795
3.70%, 11/01/23 (Call 08/01/23)	20	21,689
4.25%, 06/01/21 (Call 03/01/21)	900	990,773
6.25%, 03/15/18	350	375,387
7.38%, 02/01/19	1,150	1,306,079
CSX Transportation Inc.
6.25%, 01/15/23	1,176	1,396,253
FedEx Corp.
2.30%, 02/01/20	1,630	1,663,366
2.63%, 08/01/22	1,300	1,331,879
2.70%, 04/15/23	70	71,715
3.20%, 02/01/25	1,000	1,052,906
3.25%, 04/01/26 (Call 01/01/26)[a]	340	358,243
4.00%, 01/15/24	1,200	1,329,091
8.00%, 01/15/19	1,550	1,779,010
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)	950	1,012,215

Security	Principal (000s)	Value
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)[a]	$540	$548,930
3.13%, 06/01/26 (Call 03/01/26)[a]	1,000	1,017,808
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	440	457,106
2.90%, 06/15/26 (Call 03/15/26)[a]	3,700	3,825,220
3.00%, 04/01/22 (Call 01/01/22)	375	392,318
3.25%, 12/01/21 (Call 09/01/21)	850	899,034
3.85%, 01/15/24 (Call 10/15/23)[a]	570	625,031
5.75%, 04/01/18	1,650	1,763,990
5.90%, 06/15/19	1,140	1,274,667
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	1,180	1,195,534
2.50%, 03/01/18 (Call 02/01/18)	970	982,931
2.55%, 06/01/19 (Call 05/01/19)	675	685,392
2.65%, 03/02/20 (Call 02/02/20)	360	364,708
2.88%, 09/01/20 (Call 08/01/20)	525	535,246
3.45%, 11/15/21 (Call 10/15/21)[a]	555	577,436
Southern Railway Co.
9.75%, 06/15/20	1,050	1,340,983
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	70,678
2.25%, 02/15/19	1,150	1,175,632
2.75%, 04/15/23 (Call 01/15/23)	1,700	1,763,640
2.75%, 03/01/26 (Call 12/01/25)[a]	1,680	1,740,010
2.95%, 01/15/23 (Call 10/15/22)	570	598,742

148	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.25%, 08/15/25 (Call 05/15/25)	$1,500	$1,614,450
3.75%, 03/15/24 (Call 12/15/23)	1,150	1,267,914
4.00%, 02/01/21 (Call 11/01/20)	500	546,479
4.16%, 07/15/22 (Call 04/15/22)	864	967,757
5.70%, 08/15/18	762	827,370
5.75%, 11/15/17[a]	1,000	1,056,195
United Parcel Service Inc.
2.45%, 10/01/22	219	227,412
3.13%, 01/15/21[a]	1,939	2,066,683
5.13%, 04/01/19	3,906	4,283,843
5.50%, 01/15/18	1,211	1,284,288
United Parcel Service of America Inc.
8.38%, 04/01/20	370	456,795

		81,809,463
TRUCKING & LEASING — 0.05%
GATX Corp.
2.38%, 07/30/18	40	40,134
2.50%, 07/30/19[a]	575	579,767
2.60%, 03/30/20 (Call 02/28/20)[a]	650	649,313
3.25%, 03/30/25 (Call 12/30/24)[a]	1,100	1,072,655
3.90%, 03/30/23[a]	150	153,328
4.75%, 06/15/22[a]	725	772,833
4.85%, 06/01/21[a]	296	321,006

		3,589,036
WATER — 0.04%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	2,139	2,311,775
3.85%, 03/01/24 (Call 12/01/23)	145	160,454
United Utilities PLC
4.55%, 06/19/18	400	415,082
5.38%, 02/01/19	210	223,537

		3,110,848

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,831,638,504)		5,975,372,923

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[e] — 12.72%

CANADA — 1.67%
Canada Government International Bond
1.13%, 03/19/18	$7,250	$7,277,427
1.63%, 02/27/19	7,900	8,028,813
Export Development Canada
0.75%, 12/15/17[a]	3,900	3,894,738
1.00%, 11/01/18[a]	70	70,057
1.25%, 02/04/19[a]	2,950	2,967,396
1.63%, 12/03/19[a]	1,200	1,218,012
1.75%, 08/19/19[a]	145	147,766
1.75%, 07/21/20[a]	6,000	6,116,136
Province of British Columbia Canada
2.00%, 10/23/22	4,020	4,097,564
2.25%, 06/02/26	5,400	5,534,680
2.65%, 09/22/21	250	264,011
Province of Manitoba Canada
1.13%, 06/01/18[a]	600	601,322
1.75%, 05/30/19[a]	4,100	4,160,793
2.10%, 09/06/22[a]	4,500	4,605,509
3.05%, 05/14/24[a]	2,795	3,016,471
Province of Nova Scotia Canada
8.25%, 07/30/22	70	92,401
9.25%, 03/01/20	525	649,412
Province of Ontario Canada
1.10%, 10/25/17	4,825	4,834,156
1.20%, 02/14/18	2,650	2,658,439
1.63%, 01/18/19	3,000	3,028,824
1.65%, 09/27/19[a]	3,300	3,329,381
1.88%, 05/21/20[a]	7,500	7,620,949
2.00%, 09/27/18	1,675	1,705,542
2.00%, 01/30/19[a]	5,490	5,592,033
2.50%, 09/10/21	6,005	6,242,910
3.20%, 05/16/24	3,195	3,463,395
4.00%, 10/07/19	1,110	1,197,848
4.40%, 04/14/20	2,370	2,616,977
Province of Quebec Canada
2.63%, 02/13/23[a]	4,700	4,921,298
2.75%, 08/25/21[a]	2,000	2,105,773
2.88%, 10/16/24	3,945	4,195,939
3.50%, 07/29/20	5,795	6,249,965

SCHEDULES OF INVESTMENTS	149

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.63%, 05/14/18[a]	$2,200	$2,332,950
7.13%, 02/09/24	2,640	3,484,593

		118,323,480
CHILE — 0.17%
Chile Government International Bond
2.25%, 10/30/22	2,400	2,451,295
3.13%, 03/27/25	1,500	1,614,055
3.13%, 01/21/26	2,200	2,364,212
3.25%, 09/14/21	3,300	3,557,300
3.88%, 08/05/20	1,750	1,914,185

		11,901,047
COLOMBIA — 0.32%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[a]	5,450	5,755,440
4.38%, 07/12/21[a]	9,200	9,923,455
4.50%, 01/28/26 (Call 10/28/25)[a]	1,850	2,021,358
7.38%, 03/18/19	1,550	1,757,765
8.13%, 05/21/24[a]	600	788,262
11.75%, 02/25/20[a]	1,750	2,301,846

		22,548,126
GERMANY — 0.21%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,501,138
1.13%, 09/05/17	1,750	1,753,614
1.25%, 07/30/18	4,500	4,521,408
1.63%, 11/20/18	3,800	3,848,622
1.75%, 03/17/20	3,500	3,558,822

		15,183,604
ISRAEL — 0.10%
Israel Government International Bond
2.88%, 03/16/26[a]	2,500	2,607,525
4.00%, 06/30/22	2,400	2,673,000
5.13%, 03/26/19	1,425	1,565,719

		6,846,244
ITALY — 0.14%
Italy Government International Bond
5.38%, 06/12/17	1,900	1,953,903

Security	Principal (000s)	Value
6.88%, 09/27/23	$6,225	$7,795,991

		9,749,894
JAPAN — 0.45%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	2,500	2,479,881
1.75%, 07/31/18	2,500	2,519,555
1.75%, 11/13/18	4,250	4,282,667
1.75%, 05/28/20	3,200	3,219,968
1.88%, 04/20/21	1,500	1,516,461
1.88%, 07/21/26	1,500	1,498,348
2.13%, 02/10/25	5,000	5,084,387
2.38%, 04/20/26	2,500	2,602,343
2.50%, 05/28/25[a]	1,000	1,046,619
3.38%, 07/31/23	2,800	3,072,395
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,018,460
Japan Finance Organization for Municipalities
4.00%, 01/13/21[a]	1,900	2,072,762
5.00%, 05/16/17	1,400	1,434,284

		31,848,130
MEXICO — 0.52%
Mexico Government International Bond
3.50%, 01/21/21[a]	4,300	4,591,905
3.60%, 01/30/25[a]	5,050	5,331,906
3.63%, 03/15/22[a]	6,880	7,347,454
4.00%, 10/02/23	3,964	4,299,876
4.13%, 01/21/26	3,800	4,167,369
5.13%, 01/15/20	2,950	3,298,152
5.95%, 03/19/19	5,950	6,634,635
8.13%, 12/30/19	850	1,046,481

		36,717,778
PANAMA — 0.16%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	2,500	2,703,754
4.00%, 09/22/24 (Call 06/22/24)	1,750	1,922,292
5.20%, 01/30/20	5,550	6,160,136
7.13%, 01/29/26[a]	500	674,900

		11,461,082

150	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
PERU — 0.09%
Peruvian Government International Bond
7.13%, 03/30/19	$2,825	$3,244,272
7.35%, 07/21/25[a]	2,500	3,466,063

		6,710,335
PHILIPPINES — 0.34%
Philippine Government International Bond
4.00%, 01/15/21	9,200	10,106,200
4.20%, 01/21/24	4,650	5,341,687
5.50%, 03/30/26	741	944,775
8.38%, 06/17/19	600	714,000
9.88%, 01/15/19	2,600	3,116,750
10.63%, 03/16/25	2,500	4,109,375

		24,332,787
POLAND — 0.37%
Poland Government International Bond
3.00%, 03/17/23[a]	1,000	1,042,500
3.25%, 04/06/26[a]	4,000	4,255,000
4.00%, 01/22/24[a]	8,050	8,935,500
5.00%, 03/23/22	1,900	2,173,125
5.13%, 04/21/21	1,950	2,213,250
6.38%, 07/15/19	7,100	8,049,625

		26,669,000
SOUTH AFRICA — 0.25%
South Africa Government International Bond
4.67%, 01/17/24[a]	2,680	2,790,550
4.88%, 04/14/26	2,100	2,189,250
5.50%, 03/09/20[a]	2,400	2,589,000
5.88%, 05/30/22[a]	2,800	3,125,500
5.88%, 09/16/25[a]	2,400	2,691,000
6.88%, 05/27/19[a]	3,750	4,181,250

		17,566,550
SOUTH KOREA — 0.39%
Export-Import Bank of Korea
1.75%, 05/26/19	1,250	1,255,474
2.25%, 01/21/20	5,000	5,070,174
2.38%, 08/12/19	3,250	3,313,209
2.88%, 01/21/25	2,500	2,634,694

Security	Principal (000s)	Value
4.00%, 01/29/21[a]	$900	$983,958
4.00%, 01/14/24	2,500	2,828,362
4.38%, 09/15/21	3,700	4,160,612
5.00%, 04/11/22	1,250	1,458,133
5.13%, 06/29/20	2,550	2,855,088
Korea International Bond
3.88%, 09/11/23	1,250	1,427,691
7.13%, 04/16/19	1,700	1,952,537

		27,939,932
SUPRANATIONAL — 6.73%
African Development Bank
0.88%, 03/15/18	1,180	1,179,011
1.00%, 05/15/19[a]	1,718	1,713,825
1.13%, 03/04/19	5,117	5,121,803
1.25%, 07/26/21	2,000	1,984,700
1.63%, 10/02/18	4,300	4,356,702
2.38%, 09/23/21	2,946	3,073,553
Asian Development Bank
0.88%, 04/26/18	1,600	1,598,530
1.00%, 08/16/19	2,000	1,994,695
1.13%, 06/05/18[a]	4,000	4,011,989
1.38%, 01/15/19	2,500	2,519,350
1.38%, 03/23/20	6,045	6,079,152
1.50%, 09/28/18	2,345	2,369,745
1.50%, 01/22/20	6,850	6,921,950
1.63%, 08/26/20	980	994,130
1.63%, 03/16/21	5,300	5,370,248
1.75%, 09/11/18	1,250	1,269,486
1.75%, 03/21/19	1,300	1,322,705
1.88%, 10/23/18	1,700	1,731,435
1.88%, 04/12/19	500	510,463
1.88%, 02/18/22	3,645	3,719,644
2.00%, 01/22/25[a]	3,900	3,991,836
2.13%, 11/24/21[a]	2,800	2,895,686
2.13%, 03/19/25	1,050	1,083,017
Corp. Andina de Fomento
4.38%, 06/15/22	3,654	4,051,832
Council of Europe Development Bank
1.13%, 05/31/18	2,620	2,626,215
1.63%, 03/10/20	3,070	3,109,240
1.75%, 11/14/19	2,000	2,034,192

SCHEDULES OF INVESTMENTS	151

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
European Bank for Reconstruction & Development
0.75%, 09/01/17	$1,375	$1,373,768
0.88%, 07/22/19	1,500	1,490,177
1.00%, 09/17/18	2,200	2,200,374
1.50%, 03/16/20	1,300	1,312,451
1.63%, 04/10/18	50	50,501
1.63%, 11/15/18	5,200	5,268,387
1.75%, 06/14/19[a]	20	20,345
1.75%, 11/26/19[a]	1,650	1,679,548
1.88%, 02/23/22[a]	5,000	5,094,719
European Investment Bank
1.00%, 08/17/17	7,000	7,005,958
1.00%, 12/15/17[a]	6,350	6,355,886
1.00%, 03/15/18	10,010	10,015,062
1.00%, 06/15/18	9,900	9,903,189
1.13%, 09/15/17[a]	4,625	4,635,757
1.13%, 08/15/18	6,000	6,013,631
1.25%, 05/15/18	3,720	3,736,392
1.25%, 05/15/19	11,900	11,940,305
1.38%, 06/15/20[a]	9,505	9,527,019
1.38%, 09/15/21	2,000	1,994,441
1.63%, 12/18/18	8,000	8,105,929
1.63%, 03/16/20	5,900	5,975,758
1.63%, 12/15/20	2,500	2,528,787
1.75%, 06/17/19	9,100	9,254,773
1.88%, 03/15/19	2,625	2,674,746
1.88%, 02/10/25	9,560	9,644,077
2.00%, 03/15/21	5,450	5,592,289
2.13%, 10/15/21	8,520	8,792,584
2.13%, 04/13/26	3,000	3,090,380
2.25%, 08/15/22	18,030	18,720,288
2.50%, 04/15/21	2,650	2,779,340
2.50%, 10/15/24	500	529,564
2.88%, 09/15/20	1,120	1,187,970
3.25%, 01/29/24	2,350	2,611,559
4.00%, 02/16/21	700	778,555
5.13%, 05/30/17[a]	2,100	2,165,220
Inter-American Development Bank
0.88%, 03/15/18	3,935	3,932,532
1.13%, 08/28/18[a]	2,550	2,558,557
1.25%, 01/16/18[a]	645	648,079
1.50%, 09/25/18	180	181,910

Security	Principal (000s)	Value
1.75%, 08/24/18	$1,450	$1,472,362
1.75%, 10/15/19	4,550	4,633,560
1.75%, 04/14/22[a]	8,200	8,297,630
1.88%, 06/16/20	1,860	1,902,631
1.88%, 03/15/21[a]	26,200	26,798,914
2.13%, 11/09/20[a]	1,870	1,931,574
2.13%, 01/15/25[a,f]	180	185,407
3.00%, 10/04/23[a]	4,800	5,249,440
3.00%, 02/21/24	2,500	2,734,884
3.88%, 02/14/20[a]	820	894,206
4.25%, 09/10/18[a]	1,200	1,278,413
Series E
3.88%, 09/17/19[a]	2,300	2,486,726
International Bank for Reconstruction & Development
0.88%, 07/19/18[a]	2,686	2,682,495
0.88%, 08/15/19	2,500	2,484,352
1.00%, 11/15/17	2,750	2,753,197
1.00%, 06/15/18	8,145	8,153,347
1.00%, 10/05/18[a]	39,950	39,977,454
1.38%, 04/10/18	6,170	6,214,272
1.63%, 03/09/21[a]	12,675	12,833,929
1.63%, 02/10/22	2,180	2,199,674
1.75%, 04/19/23[a]	2,500	2,529,647
1.88%, 03/15/19[a]	4,700	4,796,867
1.88%, 10/07/19[a]	2,500	2,555,881
1.88%, 10/07/22[a]	1,950	1,988,668
2.13%, 02/13/23[a]	5,400	5,597,996
2.13%, 03/03/25	8,470	8,748,636
2.25%, 06/24/21[a]	10,480	10,920,627
2.50%, 11/25/24[a]	950	1,009,136
2.50%, 07/29/25[a]	6,310	6,715,893
7.63%, 01/19/23[a]	35	47,935
International Finance Corp.
0.88%, 06/15/18	6,600	6,592,858
1.13%, 07/20/21[a]	4,000	3,962,844
1.63%, 07/16/20	7,140	7,241,731
1.75%, 09/04/18	10,700	10,865,209
1.75%, 09/16/19[a]	1,665	1,695,553
2.13%, 11/17/17[a]	950	963,919
Nordic Investment Bank
0.75%, 01/17/18[a]	1,000	998,423
1.13%, 02/25/19	2,027	2,030,855

152	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.25%, 08/02/21	$1,000	$995,385
1.50%, 09/29/20	3,000	3,025,839
2.25%, 09/30/21	200	208,063

		477,662,373
SWEDEN — 0.19%
Svensk Exportkredit AB
1.13%, 04/05/18	1,500	1,501,369
1.13%, 08/28/19	6,000	5,981,700
1.75%, 08/28/20	5,000	5,060,825
1.88%, 06/23/20	1,000	1,017,483

		13,561,377
TURKEY — 0.56%
Republic of Turkey
7.50%, 11/07/19	250	280,313
Turkey Government International Bond
3.25%, 03/23/23	9,500	9,036,875
4.25%, 04/14/26	3,200	3,152,000
5.63%, 03/30/21	4,900	5,255,250
5.75%, 03/22/24[a]	5,200	5,655,000
6.25%, 09/26/22	2,850	3,159,937
6.75%, 04/03/18	10,200	10,837,500
7.00%, 06/05/20	200	223,000
7.38%, 02/05/25[a]	1,750	2,102,187

		39,702,062
URUGUAY — 0.06%
Uruguay Government International Bond
4.50%, 08/14/24[a]	2,075	2,308,645
8.00%, 11/18/22[a]	1,530	1,977,525

		4,286,170

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $888,806,624)		903,009,971

MUNICIPAL DEBT OBLIGATIONS — 0.16%

CALIFORNIA — 0.02%
State of California GO
6.20%, 10/01/19	525	597,534
State of California GO BAB
5.70%, 11/01/21	500	584,470

Security	Principal (000s)	Value
University of California RB Series AH
1.80%, 07/01/19	$640	$646,675

		1,828,679
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB Series A
3.00%, 07/01/20	1,375	1,427,002

		1,427,002
ILLINOIS — 0.08%
State of Illinois GO
4.95%, 06/01/23	3,535	3,711,821
5.67%, 03/01/18	700	735,518
5.88%, 03/01/19	1,065	1,150,881

		5,598,220
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB Series E
4.20%, 12/01/21	490	543,631

		543,631
NEW JERSEY — 0.02%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	975	891,686
0.00%, 02/15/21 (AGM)	480	423,595
0.00%, 02/15/23 (AGM)	180	145,876

		1,461,157
NEW YORK — 0.00%
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	50	63,420

		63,420
WASHINGTON — 0.01%
Energy Northwest RB Series E
2.20%, 07/01/19	500	510,305

		510,305

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $10,970,012)		11,432,414

SCHEDULES OF INVESTMENTS	153

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 12.90%

MONEY MARKET FUNDS — 12.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.65%[g,h,i]	735,232	$735,231,760
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[g,h]	179,951	179,951,190

		915,182,950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $915,182,950)		915,182,950

TOTAL INVESTMENTS IN SECURITIES — 109.98%
(Cost: $7,646,598,090)[j]		7,804,998,258
Other Assets, Less Liabilities — (9.98)%		(708,161,653)

NET ASSETS — 100.00%		$7,096,836,605

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Schedule 1.
[e]	Investments are denominated in U.S. dollars.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Affiliated money market fund.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[j]	The cost of investments for federal income tax purposes was $7,647,292,346. Net unrealized appreciation was $157,705,912, of which $161,384,465 represented gross unrealized appreciation on securities and $3,678,553 represented gross unrealized depreciation on securities.

154	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended August 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.45%, 07/29/19	$—	$1,000	$—	$1,000	$998,453	$—	$—
1.50%, 02/23/18	1,000	—	—	1,000	1,002,825	7,612	—
1.60%, 06/01/18	—	1,000	—	1,000	1,005,175	3,909	—
1.80%, 11/05/18	—	1,000	—	1,000	1,009,365	4,646	—
1.95%, 03/04/19	—	1,500	—	1,500	1,517,618	7,952	—
2.20%, 01/28/19	750	500	—	1,250	1,272,697	10,344	—
2.25%, 07/02/19	500	2,000	—	2,500	2,550,073	9,630	—
2.30%, 06/01/20	4,250	700	—	4,950	5,055,049	53,774	—
2.40%, 10/18/19	—	800	—	800	819,575	5,041	—
2.45%, 11/05/20	—	1,250	—	1,250	1,281,907	4,448	—
2.70%, 11/01/22	1,500	—	—	1,500	1,514,214	23,776	—
2.95%, 01/30/23	3,000	—	—	3,000	3,092,994	45,346	—
3.30%, 10/30/24	—	272	—	272	289,492	1,558	—
3.80%, 07/25/23	1,500	—	—	1,500	1,619,665	28,760	—
4.88%, 09/21/17	340	—	—	340	351,986	5,036	—
6.00%, 12/07/17	4,750	250	—	5,000	5,274,918	51,160	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	3,470	—	—	3,470	3,563,936	49,500	—
3.90%, 04/29/24	1,000	—	—	1,000	1,076,825	19,365	—
PNC Funding Corp.
3.30%, 03/08/22	1,862	—	—	1,862	1,976,049	31,455	—
4.38%, 08/11/20	4,592	—	—	4,592	5,029,081	64,164	—
5.13%, 02/08/20	1,391	—	—	1,391	1,547,333	23,433	—

					$41,849,230	$450,909	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$5,975,372,923	$—	$5,975,372,923
Foreign government obligations	—	903,009,971	—	903,009,971
Municipal debt obligations	—	11,432,414	—	11,432,414
Money market funds	915,182,950	—	—	915,182,950

Total	$915,182,950	$6,889,815,308	$—	$7,804,998,258

See notes to financial statements.

SCHEDULES OF INVESTMENTS	155

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2016

	iShares 1-3 Year Credit Bond ETF	iShares U.S. Credit Bond ETF	iShares Intermediate Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,962,663,573	$855,332,254	$6,690,539,911
Affiliated (Note 2)	680,392,837	103,212,426	956,058,179

Total cost of investments	$11,643,056,410	$958,544,680	$7,646,598,090

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$11,016,693,595	$892,639,048	$6,847,966,078
Affiliated (Note 2)	681,005,058	103,287,507	957,032,180

Total fair value of investments	11,697,698,653	995,926,555	7,804,998,258
Receivables:
Investment securities sold	171,192,488	5,550,488	62,592,999
Due from custodian (Note 4)	753,039	—	6,810,427
Interest	80,699,133	8,994,168	57,590,978
Capital shares sold	—	—	72,235

Total Assets	11,950,343,313	1,010,471,211	7,932,064,897

LIABILITIES
Payables:
Investment securities purchased	188,231,290	7,050,984	98,584,556
Collateral for securities on loan (Note 1)	568,248,713	96,542,118	735,231,760
Securities related to in-kind transactions (Note 4)	75,312	—	256,579
Investment advisory fees (Note 2)	1,866,015	115,140	1,155,397

Total Liabilities	758,421,330	103,708,242	835,228,292

NET ASSETS	$11,191,921,983	$906,762,969	$7,096,836,605

Net assets consist of:
Paid-in capital	$11,132,172,870	$870,765,289	$6,945,006,728
Undistributed net investment income	13,066,186	2,269,893	12,513,079
Accumulated net realized loss	(7,959,316)	(3,654,088)	(19,083,370)
Net unrealized appreciation	54,642,243	37,381,875	158,400,168

NET ASSETS	$11,191,921,983	$906,762,969	$7,096,836,605

Shares outstanding[b]	105,850,000	7,950,000	63,750,000

Net asset value per share	$105.73	$114.06	$111.32

[a]	Securities on loan with values of $554,922,244, $94,205,305 and $717,543,173, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

156	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2016

	iShares 1-3 Year Credit Bond ETF	iShares U.S. Credit Bond ETF	iShares Intermediate Credit Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$155,006	$7,864	$141,792
Interest — unaffiliated	89,518,729	13,642,967	81,577,395
Interest — affiliated (Note 2)	646,075	34,429	450,909
Securities lending income — affiliated — net (Note 2)	654,178	157,621	1,132,644

Total investment income	90,973,988	13,842,881	83,302,740

EXPENSES
Investment advisory fees (Note 2)	10,959,891	641,274	6,306,393

Total expenses	10,959,891	641,274	6,306,393

Net investment income	80,014,097	13,201,607	76,996,347

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	3,167,062	(377,613)	(959,905)
In-kind redemptions — unaffiliated	(863,843)	350,937	10,326,351

Net realized gain (loss)	2,303,219	(26,676)	9,366,446

Net change in unrealized appreciation/depreciation	104,328,617	47,635,512	170,913,439

Net realized and unrealized gain	106,631,836	47,608,836	180,279,885

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$186,645,933	$60,810,443	$257,276,232

See notes to financial statements.

FINANCIAL STATEMENTS	157

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares U.S. Credit Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$80,014,097	$132,993,241	$13,201,607	$28,896,879
Net realized gain (loss)	2,303,219	(10,227,415)	(26,676)	(1,174,192)
Net change in unrealized appreciation/depreciation	104,328,617	(56,382,996)	47,635,512	(43,416,252)

Net increase (decrease) in net assets resulting from operations	186,645,933	66,382,830	60,810,443	(15,693,565)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(79,453,090)	(131,095,938)	(13,077,159)	(28,681,763)

Total distributions to shareholders	(79,453,090)	(131,095,938)	(13,077,159)	(28,681,763)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,620,067,545	2,864,101,090	137,929,983	274,725,945
Cost of shares redeemed	(1,295,084,867)	(2,985,299,730)	(11,066,800)	(568,935,134)

Net increase (decrease) in net assets from capital share transactions	324,982,678	(121,198,640)	126,863,183	(294,209,189)

INCREASE (DECREASE) IN NET ASSETS	432,175,521	(185,911,748)	174,596,467	(338,584,517)

NET ASSETS
Beginning of period	10,759,746,462	10,945,658,210	732,166,502	1,070,751,019

End of period	$11,191,921,983	$10,759,746,462	$906,762,969	$732,166,502

Undistributed net investment income included in net assets at end of period	$13,066,186	$12,505,179	$2,269,893	$2,145,445

SHARES ISSUED AND REDEEMED
Shares sold	15,400,000	27,250,000	1,250,000	2,500,000
Shares redeemed	(12,300,000)	(28,400,000)	(100,000)	(5,200,000)

Net increase (decrease) in shares outstanding	3,100,000	(1,150,000)	1,150,000	(2,700,000)

See notes to financial statements.

158	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Intermediate Credit Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$76,996,347	$152,152,058
Net realized gain (loss)	9,366,446	(8,940,445)
Net change in unrealized appreciation/depreciation	170,913,439	(114,206,569)

Net increase in net assets resulting from operations	257,276,232	29,005,044

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(76,555,075)	(153,108,953)

Total distributions to shareholders	(76,555,075)	(153,108,953)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,734,581,751	2,947,822,884
Cost of shares redeemed	(873,152,790)	(3,199,916,108)

Net increase (decrease) in net assets from capital share transactions	861,428,961	(252,093,224)

INCREASE (DECREASE) IN NET ASSETS	1,042,150,118	(376,197,133)

NET ASSETS
Beginning of period	6,054,686,487	6,430,883,620

End of period	$7,096,836,605	$6,054,686,487

Undistributed net investment income included in net assets at end of period	$12,513,079	$12,071,807

SHARES ISSUED AND REDEEMED
Shares sold	15,700,000	27,100,000
Shares redeemed	(7,950,000)	(29,400,000)

Net increase (decrease) in shares outstanding	7,750,000	(2,300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	159

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$104.72	$105.35	$105.55	$105.47	$104.85	$104.51

Income from investment operations:
Net investment income[a]	0.76	1.29	0.99	1.17	1.59	1.92
Net realized and unrealized gain (loss)[b]	1.01	(0.65)	(0.20)	0.11	0.66	0.36

Total from investment operations	1.77	0.64	0.79	1.28	2.25	2.28

Less distributions from:
Net investment income	(0.76)	(1.27)	(0.99)	(1.20)	(1.63)	(1.94)

Total distributions	(0.76)	(1.27)	(0.99)	(1.20)	(1.63)	(1.94)

Net asset value, end of period	$105.73	$104.72	$105.35	$105.55	$105.47	$104.85

Total return	1.70%[c]	0.63%	0.73%	1.22%	2.16%	2.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,191,922	$10,759,746	$10,945,658	$13,225,319	$9,829,346	$9,132,075
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.44%	1.22%	0.94%	1.11%	1.51%	1.84%
Portfolio turnover rate[e]	15%	35%	17%	10%	8%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

160	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Credit Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$107.67	$112.71	$109.62	$112.72	$110.34	$104.45

Income from investment operations:
Net investment income[a]	1.74	3.49	3.65	3.69	3.89	4.45
Net realized and unrealized gain (loss)[b]	6.39	(5.07)	3.13	(3.03)	2.44	5.86

Total from investment operations	8.13	(1.58)	6.78	0.66	6.33	10.31

Less distributions from:
Net investment income	(1.74)	(3.46)	(3.69)	(3.76)	(3.95)	(4.42)

Total distributions	(1.74)	(3.46)	(3.69)	(3.76)	(3.95)	(4.42)

Net asset value, end of period	$114.06	$107.67	$112.71	$109.62	$112.72	$110.34

Total return	7.61%[c]	(1.37)%	6.26%	0.66%	5.83%	10.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$906,763	$732,167	$1,070,751	$800,194	$1,409,056	$1,169,565
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.16%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.09%	3.20%	3.29%	3.37%	3.47%	4.16%
Portfolio turnover rate[e]	7%	12%	10%	9%	10%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	161

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Credit Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$108.12	$110.31	$109.28	$111.02	$108.84	$105.67

Income from investment operations:
Net investment income[a]	1.34	2.68	2.68	2.88	3.40	3.97
Net realized and unrealized gain (loss)[b]	3.21	(2.17)	1.03	(1.72)	2.25	3.18

Total from investment operations	4.55	0.51	3.71	1.16	5.65	7.15

Less distributions from:
Net investment income	(1.35)	(2.70)	(2.68)	(2.90)	(3.47)	(3.94)
Net realized gain	—	—	—	—	—	(0.04)

Total distributions	(1.35)	(2.70)	(2.68)	(2.90)	(3.47)	(3.98)

Net asset value, end of period	$111.32	$108.12	$110.31	$109.28	$111.02	$108.84

Total return	4.23%[c]	0.51%	3.41%	1.09%	5.27%	6.90%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,096,837	$6,054,686	$6,430,884	$5,704,233	$5,284,505	$4,462,401
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.41%	2.46%	2.45%	2.65%	3.09%	3.71%
Portfolio turnover rate[e]	7%	16%	7%	9%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

162	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Credit Bond	Diversified
U.S. Credit Bond[a]	Diversified
Intermediate Credit Bond	Diversified

[a]	Formerly the iShares Core U.S. Credit Bond ETF.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

NOTES TO FINANCIAL STATEMENTS	163

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

164	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. The Funds may be exposed to additional risk from reinvesting the cash collateral in money market funds that do not maintain a fixed NAV per share of $1.00.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund,

NOTES TO FINANCIAL STATEMENTS	165

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
1-3 Year Credit Bond
Barclays Capital Inc.	$110,459,072	$110,459,072	$—
BNP Paribas Prime Brokerage Inc.	7,877,856	7,877,856	—
BNP Paribas Prime Brokerage International Ltd.	607,536	607,536	—
Citigroup Global Markets Inc.	46,907,602	46,907,602	—
Credit Suisse Securities (USA) LLC	8,060,939	8,060,939	—
Deutsche Bank Securities Inc.	2,314,293	2,314,293	—
Goldman Sachs & Co.	94,880,893	94,880,893	—
HSBC Securities (USA) Inc.	2,751,910	2,751,910	—
Jefferies LLC	9,613,797	9,613,797	—
JPMorgan Clearing Corp.	12,654,385	12,654,385	—
JPMorgan Securities LLC	31,516,287	31,516,287	—
Merrill Lynch, Pierce, Fenner & Smith	49,426,483	49,426,483	—
Mizuho Securities USA Inc.	253,183	253,183	—
Morgan Stanley & Co. LLC	40,422,997	40,422,997	—
RBC Capital Markets LLC	67,272,518	67,272,518	—
Scotia Capital (USA) Inc.	9,258,425	9,258,425	—
SG Americas Securities LLC	1,862,901	1,862,901	—
UBS Securities LLC	10,050,862	10,050,862	—
Wells Fargo Securities LLC	48,730,305	48,730,305	—

	$554,922,244	$554,922,244	$—

Core U.S. Credit Bond
Barclays Capital Inc.	$4,307,426	$4,307,426	$—
BNP Paribas Prime Brokerage Inc.	1,208,647	1,208,647	—
BNP Paribas Prime Brokerage International Ltd.	770,490	770,490	—
Citigroup Global Markets Inc.	14,042,584	14,042,584	—
Credit Suisse Securities (USA) LLC	2,068,072	2,068,072	—
Deutsche Bank Securities Inc.	3,175,628	3,175,628	—
Goldman Sachs & Co.	10,898,166	10,898,166	—
HSBC Securities (USA) Inc.	1,730,998	1,730,998	—
Jefferies LLC	2,908,788	2,908,788	—
JPMorgan Clearing Corp.	8,604,914	8,604,914	—
JPMorgan Securities LLC	18,228,986	18,228,986	—
Merrill Lynch, Pierce, Fenner & Smith	4,324,064	4,324,064	—
Morgan Stanley & Co. LLC	5,661,127	5,661,127	—

166	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
RBC Capital Markets LLC	$5,747,716	$5,747,716	—
Scotia Capital (USA) Inc.	1,698,785	1,698,785	—
SG Americas Securities LLC	1,439,596	1,439,596	—
State Street Bank & Trust Company	344,077	344,077	—
UBS Securities LLC	1,876,868	1,876,868	—
Wells Fargo Securities LLC	5,168,373	5,168,373	—

	$94,205,305	$94,205,305	$—

Intermediate Credit Bond
Barclays Capital Inc.	$52,105,398	$52,105,398	$—
BNP Paribas Prime Brokerage Inc.	16,990,851	16,990,851	—
BNP Paribas Prime Brokerage International Ltd.	6,112,614	6,112,614	—
Citigroup Global Markets Inc.	92,689,274	92,689,274	—
Credit Suisse Securities (USA) LLC	25,099,934	25,099,934	—
Deutsche Bank Securities Inc.	24,294,838	24,294,838	—
Goldman Sachs & Co.	73,163,712	73,163,712	—
HSBC Securities (USA) Inc.	20,891,652	20,891,652	—
Jefferies LLC	22,135,495	22,135,495	—
JPMorgan Clearing Corp.	57,112,218	57,112,218	—
JPMorgan Securities LLC	99,945,694	99,945,694	—
Merrill Lynch, Pierce, Fenner & Smith	33,520,993	33,520,993	—
Mizuho Securities USA Inc.	791,957	791,957	—
Morgan Stanley & Co. LLC	53,731,751	53,731,751	—
RBC Capital Markets LLC	49,827,851	49,827,851	—
Scotia Capital (USA) Inc.	9,715,163	9,715,163	—
SG Americas Securities LLC	11,353,268	11,353,268	—
State Street Bank & Trust Company	549,675	549,675	—
UBS Securities LLC	14,509,030	14,509,030	—
Wells Fargo Securities LLC	53,001,805	53,001,805	—

	$717,543,173	$717,543,173	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	167

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares 1-3 Year Credit Bond and iShares Intermediate Credit Bond ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares U.S. Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
1-3 Year Credit Bond	$262,315
U.S. Credit Bond	57,566
Intermediate Credit Bond	417,024

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

168	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
1-3 Year Credit Bond	$247,410,257	$—
U.S. Credit Bond	6,695,947	—
Intermediate Credit Bond	45,829,761	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2016 were as follows:

iShares ETF	Purchases	Sales
1-3 Year Credit Bond	$3,065,165,641	$1,680,874,456
U.S. Credit Bond	88,172,060	60,448,726
Intermediate Credit Bond	853,927,582	436,906,213

In-kind transactions (see Note 4) for the six months ended August 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit Bond	$390,222,275	$1,272,907,115
U.S. Credit Bond	114,722,088	10,594,582
Intermediate Credit Bond	1,282,651,461	851,280,243

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee

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and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one European country can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European

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countries. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be directly and/or indirectly subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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As of February 29, 2016, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforward available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
1-3 Year Credit Bond	$1,679,349
U.S. Credit Bond	1,913,018
Intermediate Credit Bond	16,276,054

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares 1-3 Year Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

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The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

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of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the

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services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-,

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three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

178	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Intermediate Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	179

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

180	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	181

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® TRUST

shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

182	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-3 Year Credit Bond	$0.756393	$—	$0.005802	$0.762195	99%	—%	1%		100%
U.S. Credit Bond	1.740232	—	0.004303	1.744535	100	—	0	[a]	100
Intermediate Credit Bond	1.325711	—	0.019328	1.345039	99	—	1		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	183

Notes:

184	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	185

Notes:

186	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Bloomberg Finance L.P. or Barclays Capital Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-202-0816

AUGUST 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca

Fund Performance Overview

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of August 31, 2016

The iShares 10+ Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Long Credit Index (formerly the Barclays U.S. Long Credit Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 15.26%, net of fees, while the total return for the Index was 15.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.11%	18.14%	17.39%	17.11%	18.14%	17.39%
5 Years	7.56%	7.28%	7.91%	43.94%	42.12%	46.30%
Since Inception	8.36%	8.43%	8.89%	71.72%	72.38%	77.32%

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through June 29, 2014 reflects the performance of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM. Index performance beginning on June 30, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,152.60	$1.09	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/16

Investment Type	Percentage of Total Investments[1]

Corporate Bonds & Notes	85.36%
Municipal Debt Obligations	7.97
Foreign Government Obligations	6.67

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	3.64%
Aa	12.76
A	36.09
Baa	43.17
Ba	3.27
Not Rated	1.07

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2016 and held through August 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 83.67%

ADVERTISING — 0.03%
WPP Finance 2010
5.13%, 09/07/42	$55	$61,807
5.63%, 11/15/43	229	274,973

		336,780
AEROSPACE & DEFENSE — 1.59%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)	275	283,020
3.38%, 06/15/46 (Call 12/15/45)	850	865,464
3.50%, 03/01/45 (Call 09/01/44)	403	417,836
6.63%, 02/15/38	16	23,383
6.88%, 03/15/39	282	426,759
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)[a]	406	432,261
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	419	431,492
3.80%, 03/01/45 (Call 09/01/44)	624	650,677
4.07%, 12/15/42	1,531	1,661,435
4.50%, 05/15/36 (Call 11/15/35)	800	919,948
4.70%, 05/15/46 (Call 11/15/45)	609	730,957
4.85%, 09/15/41	529	631,860
Series B
6.15%, 09/01/36	189	254,759
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	100	106,272
4.75%, 06/01/43	451	543,284
5.05%, 11/15/40	311	379,003
Northrop Grumman Systems Corp.
7.75%, 02/15/31	555	828,172
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)[a]	218	254,484
4.70%, 12/15/41	378	463,266
4.88%, 10/15/40	112	139,728
7.20%, 08/15/27	155	220,423
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	261	317,207
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	625	708,644
4.50%, 06/01/42	2,884	3,410,090
5.40%, 05/01/35	11	13,885
5.70%, 04/15/40	572	770,018
6.05%, 06/01/36	196	265,208

Security	Principal (000s)	Value
6.13%, 07/15/38	$18	$24,948
6.70%, 08/01/28	775	1,063,414
7.50%, 09/15/29	114	168,724

		17,406,621
AGRICULTURE — 1.21%
Altria Group Inc.
4.25%, 08/09/42	481	535,358
4.50%, 05/02/43	11	12,713
5.38%, 01/31/44	1,902	2,476,171
9.95%, 11/10/38	271	494,022
10.20%, 02/06/39	138	257,294
Archer-Daniels-Midland Co.
4.02%, 04/16/43	799	870,354
4.54%, 03/26/42	378	442,496
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	407	457,752
Philip Morris International Inc.
3.88%, 08/21/42	26	27,391
4.13%, 03/04/43	217	237,625
4.25%, 11/10/44	1,915	2,146,040
4.38%, 11/15/41	86	97,015
4.50%, 03/20/42	171	196,331
4.88%, 11/15/43	430	523,932
6.38%, 05/16/38	929	1,304,895
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	136	168,657
5.85%, 08/15/45 (Call 02/15/45)	1,560	2,029,357
6.15%, 09/15/43	381	505,821
7.25%, 06/15/37	403	556,492

		13,339,716
AIRLINES — 0.24%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	208	218,666
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	1,207	1,243,676
American Airlines 2016-1 Pass Through Trust Class AA
3.58%, 07/15/29	18	19,145
American Airlines 2016-2 Pass Through Trust Class AA
3.20%, 12/15/29	84	87,570

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	$948	$999,719
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	79	83,444

		2,652,220
APPAREL — 0.13%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	300	320,947
3.88%, 11/01/45 (Call 05/01/45)	600	672,265
VF Corp.
6.00%, 10/15/33	150	193,962
6.45%, 11/01/37	201	276,975

		1,464,149
AUTO MANUFACTURERS — 0.85%
Daimler Finance North America LLC
8.50%, 01/18/31	966	1,603,227
Ford Holdings LLC
9.30%, 03/01/30	300	428,546
Ford Motor Co.
4.75%, 01/15/43[a]	1,186	1,283,874
6.38%, 02/01/29	350	429,979
6.63%, 10/01/28	16	20,047
7.40%, 11/01/46	114	169,337
7.45%, 07/16/31	1,209	1,648,621
General Motors Co.
5.00%, 04/01/35	102	106,437
5.20%, 04/01/45	800	852,351
6.25%, 10/02/43	700	835,192
6.60%, 04/01/36 (Call 10/01/35)	1,435	1,753,801
6.75%, 04/01/46 (Call 10/01/45)[a]	190	242,493

		9,373,905
AUTO PARTS & EQUIPMENT — 0.15%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	185	198,990
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	300	324,304
4.95%, 07/02/64 (Call 01/02/64)	107	112,526
5.25%, 12/01/41 (Call 06/01/41)	5	5,696
5.70%, 03/01/41	5	6,030
6.00%, 01/15/36	791	975,116

		1,622,662

Security	Principal (000s)	Value
BANKS — 8.02%
Bank of America Corp.
4.25%, 10/22/26	$2,000	$2,123,735
4.88%, 04/01/44	1,464	1,723,789
5.00%, 01/21/44	1,403	1,680,552
5.88%, 02/07/42	570	749,714
6.11%, 01/29/37	1,500	1,859,907
6.75%, 06/01/28	14	17,552
7.75%, 05/14/38	800	1,175,431
Series L
4.75%, 04/21/45[a]	8	8,789
Bank of America N.A.
6.00%, 10/15/36	250	327,801
Bank One Corp.
7.63%, 10/15/26	481	645,500
8.00%, 04/29/27	229	308,592
Barclays PLC
5.25%, 08/17/45	810	929,730
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	528	576,565
Citigroup Inc.
4.13%, 07/25/28	350	356,797
4.30%, 11/20/26	1,250	1,313,398
4.45%, 09/29/27	2,525	2,651,460
4.65%, 07/30/45	1,250	1,424,036
4.75%, 05/18/46[a]	250	264,517
5.30%, 05/06/44	565	646,124
5.88%, 02/22/33	266	312,403
5.88%, 01/30/42	1,056	1,364,509
6.00%, 10/31/33	266	315,898
6.13%, 08/25/36	500	604,297
6.63%, 01/15/28	11	13,883
6.63%, 06/15/32	575	717,391
6.68%, 09/13/43	296	392,840
6.88%, 02/15/98	100	144,409
8.13%, 07/15/39	910	1,445,054
Cooperatieve Rabobank UA
5.25%, 05/24/41[a]	1,050	1,356,960
5.25%, 08/04/45	291	337,694
5.75%, 12/01/43	1,100	1,359,062
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45[a]	1,036	1,119,688

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Fifth Third Bancorp.
8.25%, 03/01/38	$544	$817,470
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	250	254,046
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	1,200	1,366,481
4.80%, 07/08/44 (Call 01/08/44)	1,100	1,249,936
5.15%, 05/22/45	1,000	1,097,697
5.95%, 01/15/27[a]	1,100	1,294,000
6.13%, 02/15/33	1,901	2,403,735
6.25%, 02/01/41	1,500	1,978,439
6.45%, 05/01/36	550	678,465
6.75%, 10/01/37	3,065	3,925,025
HSBC Bank PLC
7.65%, 05/01/25	100	125,095
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,750	2,092,175
HSBC Holdings PLC
5.25%, 03/14/44	1,612	1,835,725
6.10%, 01/14/42	416	564,408
6.50%, 05/02/36	1,056	1,349,456
6.50%, 09/15/37	1,007	1,290,731
6.80%, 06/01/38	600	797,413
7.63%, 05/17/32	421	557,936
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)	500	502,185
4.13%, 12/15/26	1,321	1,416,694
4.25%, 10/01/27[a]	1,718	1,860,311
4.85%, 02/01/44	1,543	1,878,017
4.95%, 06/01/45	718	823,440
5.40%, 01/06/42	1,362	1,728,141
5.50%, 10/15/40	517	660,009
5.60%, 07/15/41	746	968,265
5.63%, 08/16/43	419	516,539
6.40%, 05/15/38	945	1,318,509
KfW
0.00%, 04/18/36	1,500	902,138
0.00%, 06/29/37	1,250	721,364
Lloyds Banking Group PLC
5.30%, 12/01/45[b]	500	540,893
Morgan Stanley
3.95%, 04/23/27[a]	1,900	1,977,273
4.30%, 01/27/45	1,350	1,464,742

Security	Principal (000s)	Value
4.35%, 09/08/26	$581	$621,471
6.38%, 07/24/42	1,105	1,519,661
7.25%, 04/01/32	1,141	1,587,848
Regions Financial Corp.
7.38%, 12/10/37	475	612,233
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	200	232,772
Wachovia Corp.
5.50%, 08/01/35	481	574,120
6.55%, 10/15/35	150	195,366
7.50%, 04/15/35	57	79,955
Wells Fargo & Co.
3.90%, 05/01/45	2,463	2,599,989
4.30%, 07/22/27	2,385	2,631,775
4.40%, 06/14/46	500	532,108
4.65%, 11/04/44	2,430	2,670,246
4.90%, 11/17/45	840	957,263
5.38%, 02/07/35	341	424,252
5.38%, 11/02/43	400	481,022
5.61%, 01/15/44	2,206	2,737,774
Wells Fargo Capital X
5.95%, 12/01/86	311	340,156

		88,022,841
BEVERAGES — 2.57%
Anheuser-Busch Companies LLC
5.95%, 01/15/33	21	26,860
6.45%, 09/01/37	200	273,803
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	50	53,674
4.63%, 02/01/44	245	286,274
4.70%, 02/01/36 (Call 08/01/35)[a]	4,089	4,746,519
4.90%, 02/01/46 (Call 08/01/45)	6,720	8,161,133
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,450	1,496,881
6.38%, 01/15/40	300	412,172
8.00%, 11/15/39	136	218,092
8.20%, 01/15/39	935	1,514,318
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	309	320,055
4.50%, 07/15/45 (Call 01/15/45)[a]	118	137,063
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	271	335,833

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	$136	$145,961
5.88%, 09/30/36	753	1,021,572
Diageo Investment Corp.
4.25%, 05/11/42	507	573,152
7.45%, 04/15/35	11	16,695
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45 (Call 05/15/45)	343	388,126
7.45%, 05/01/38	90	134,235
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	514	551,792
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)[a]	615	646,221
5.00%, 05/01/42 [a]	906	1,054,086
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	1,428	2,036,561
PepsiAmericas Inc.
5.50%, 05/15/35	11	14,040
PepsiCo Inc.
3.60%, 08/13/42	532	557,048
4.00%, 03/05/42	207	229,667
4.25%, 10/22/44 (Call 04/22/44)	509	587,360
4.45%, 04/14/46 (Call 10/14/45)	1,100	1,317,524
4.60%, 07/17/45 (Call 01/17/45)[a]	280	340,410
4.88%, 11/01/40	196	242,722
5.50%, 01/15/40	246	327,037

		28,166,886
BIOTECHNOLOGY — 1.40%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	794	850,475
4.56%, 06/15/48 (Call 12/15/47)[b]	1,000	1,081,597
4.66%, 06/15/51 (Call 12/15/50)[b]	3,800	4,097,894
4.95%, 10/01/41	205	232,918
5.15%, 11/15/41 (Call 05/15/41)	125	145,740
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	1,050	1,271,886
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	525	567,417
5.00%, 08/15/45 (Call 02/15/45)	1,158	1,332,589
5.25%, 08/15/43	500	581,757

Security	Principal (000s)	Value
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	$1,426	$1,589,541
4.60%, 09/01/35 (Call 03/01/35)	764	861,276
4.75%, 03/01/46 (Call 09/01/45)	1,469	1,705,113
4.80%, 04/01/44 (Call 10/01/43)	593	684,191
5.65%, 12/01/41 (Call 06/01/41)	286	366,176

		15,368,570
BUILDING MATERIALS — 0.03%
Owens Corning
7.00%, 12/01/36	299	382,307
Vulcan Materials Co.
7.15%, 11/30/37	7	8,522

		390,829
CHEMICALS — 1.46%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	87	85,859
4.90%, 06/01/43 (Call 12/01/42)	436	464,238
5.25%, 01/15/45 (Call 07/15/44)	254	284,177
6.13%, 01/15/41 (Call 07/15/40)	268	327,825
7.13%, 05/23/36	100	131,296
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	261	304,762
CF Industries Inc.
4.95%, 06/01/43	450	413,876
5.15%, 03/15/34	740	731,767
5.38%, 03/15/44[a]	200	192,965
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	900	930,773
4.38%, 11/15/42 (Call 05/15/42)	86	88,381
4.63%, 10/01/44 (Call 04/01/44)	666	712,229
5.25%, 11/15/41 (Call 05/15/41)	535	605,005
7.38%, 11/01/29	348	468,617
9.40%, 05/15/39	469	762,762
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)[a]	500	509,569
4.80%, 09/01/42 (Call 03/01/42)	280	286,336
Ecolab Inc.
5.50%, 12/08/41	388	487,348
EI du Pont de Nemours & Co.
4.15%, 02/15/43	423	441,951
4.90%, 01/15/41	496	566,954
5.60%, 12/15/36	11	13,433

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Lubrizol Corp.
6.50%, 10/01/34	$120	$164,443
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)[a]	735	798,743
5.25%, 07/15/43	200	224,669
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	913	912,571
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	200	174,012
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	240	212,285
3.95%, 04/15/45 (Call 10/15/44)	215	207,912
4.20%, 07/15/34 (Call 01/15/34)	573	585,236
4.40%, 07/15/44 (Call 01/15/44)	800	831,486
4.65%, 11/15/43 (Call 05/15/43)[a]	24	24,945
4.70%, 07/15/64 (Call 01/15/64)[a]	25	23,868
5.88%, 04/15/38	11	13,200
Series 1
5.50%, 07/30/35[a]	100	115,739
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)[a]	208	225,206
5.63%, 11/15/43 (Call 05/15/43)[a]	486	532,166
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	594	714,020
5.88%, 12/01/36	101	123,480
PPG Industries Inc.
5.50%, 11/15/40[a]	14	17,468
Praxair Inc.
3.55%, 11/07/42 (Call 05/07/42)	400	419,519
Rohm & Haas Co.
7.85%, 07/15/29	221	306,785
RPM International Inc.
5.25%, 06/01/45 (Call 12/01/44)	11	11,747
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	350	348,425
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	211	210,057

		16,008,105
COMMERCIAL SERVICES — 0.52%
Board of Trustees of The Leland Stanford Junior University (The)
3.46%, 05/01/47	16	17,889

Security	Principal (000s)	Value
California Institute of Technology
4.32%, 08/01/45	$12	$14,582
Catholic Health Initiatives
4.35%, 11/01/42	546	547,835
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	247	279,955
Equifax Inc.
7.00%, 07/01/37	11	14,464
George Washington University (The)
4.87%, 09/15/45	16	19,710
Johns Hopkins University
Series 2013
4.08%, 07/01/53	11	12,581
Massachusetts Institute of Technology
3.96%, 07/01/38	9	10,440
4.68%, 07/01/14	511	621,726
5.60%, 07/01/11	578	827,983
Metropolitan Museum of Art (The)
Series 2015
3.40%, 07/01/45	113	117,719
Moody’s Corp.
5.25%, 07/15/44	250	310,601
Northwestern University
3.69%, 12/01/38	586	650,973
3.87%, 12/01/48	11	12,775
President and Fellows of Harvard College
3.62%, 10/01/37	236	265,506
Princeton University
5.70%, 03/01/39	380	556,742
S&P Global Inc.
6.55%, 11/15/37	61	76,252
Tufts University
Series 2012
5.02%, 04/15/12	250	299,256
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45	9	9,729
University of Southern California
5.25%, 10/01/11	250	336,178
Verisk Analytics Inc.
5.50%, 06/15/45 (Call 12/15/44)	111	120,632

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Western Union Co. (The)
6.20%, 11/17/36	$150	$160,272
6.20%, 06/21/40[a]	350	371,305
William Marsh Rice University
3.57%, 05/15/45	21	23,505

		5,678,610
COMPUTERS — 1.79%
Apple Inc.
3.45%, 02/09/45	1,870	1,827,604
3.85%, 05/04/43	975	1,015,232
3.85%, 08/04/46 (Call 02/04/46)	195	202,440
4.38%, 05/13/45	1,233	1,382,248
4.45%, 05/06/44	673	760,243
4.50%, 02/23/36 (Call 08/23/35)	1,750	2,010,238
4.65%, 02/23/46 (Call 08/23/45)	2,205	2,576,493
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 07/15/36 (Call 01/15/36)[b]	1,150	1,330,056
8.35%, 07/15/46 (Call 01/15/46)[b]	1,155	1,348,162
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)[b]	287	300,695
6.35%, 10/15/45 (Call 04/15/45)[b]	928	949,276
HP Enterprise Services LLC
7.45%, 10/15/29[a]	410	491,744
HP Inc.
6.00%, 09/15/41	653	663,390
International Business Machines Corp.
4.00%, 06/20/42	706	755,940
4.70%, 02/19/46	1,000	1,189,059
5.60%, 11/30/39[a]	374	485,681
5.88%, 11/29/32	261	351,770
6.22%, 08/01/27	555	740,563
6.50%, 01/15/28[a]	355	485,533
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)	390	339,300
5.75%, 12/01/34 (Call 06/01/34)	475	394,250

		19,599,917
COSMETICS & PERSONAL CARE — 0.29%
Colgate-Palmolive Co.
4.00%, 08/15/45	367	431,565
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42[a]	200	209,313

Security	Principal (000s)	Value
4.38%, 06/15/45 (Call 12/15/44)	$300	$351,202
6.00%, 05/15/37	200	264,467
Procter & Gamble Co. (The)
5.50%, 02/01/34[a]	117	160,744
5.55%, 03/05/37	1,128	1,603,469
5.80%, 08/15/34[a]	131	185,528

		3,206,288
DISTRIBUTION & WHOLESALE — 0.10%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	303	320,926
4.60%, 06/15/45 (Call 12/15/44)	693	829,486

		1,150,412
DIVERSIFIED FINANCIAL SERVICES — 1.40%
American Express Co.
4.05%, 12/03/42	700	739,973
AXA Financial Inc.
7.00%, 04/01/28	14	18,214
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	400	534,063
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	468	640,098
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	6,350	7,267,977
Goldman Sachs Capital I
6.35%, 02/15/34	576	697,448
Invesco Finance PLC
5.38%, 11/30/43	16	19,246
Jefferies Group LLC
6.25%, 01/15/36[a]	300	314,573
6.45%, 06/08/27	321	360,251
6.50%, 01/20/43	200	209,665
Legg Mason Inc.
5.63%, 01/15/44	393	411,455
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	100	109,330
Series C
8.00%, 03/01/32	271	408,457
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	900	1,032,711
4.30%, 12/14/45 (Call 06/14/45)	2,200	2,603,257

		15,366,718

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
ELECTRIC — 9.97%
AEP Texas Central Co.
Series E
6.65%, 02/15/33	$250	$326,538
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	659	697,052
3.85%, 12/01/42	50	53,365
4.10%, 01/15/42	11	12,147
4.15%, 08/15/44 (Call 02/15/44)	412	461,524
4.30%, 01/02/46 (Call 07/02/45)	657	754,853
6.00%, 03/01/39	126	168,422
6.13%, 05/15/38	273	367,822
Series 11-C
5.20%, 06/01/41	911	1,143,631
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)[a]	257	294,586
4.80%, 12/15/43 (Call 06/15/43)	11	13,610
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	12,019
4.45%, 06/01/45 (Call 12/01/44)	200	220,633
6.38%, 04/01/36	761	980,725
7.00%, 04/01/38	231	319,845
Series L
5.80%, 10/01/35	5	6,119
Series P
6.70%, 08/15/37	11	14,756
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	475	507,660
4.50%, 04/01/42 (Call 10/01/41)	150	176,079
4.70%, 01/15/44 (Call 07/15/43)	150	181,844
5.05%, 09/01/41 (Call 03/01/41)	100	125,024
5.50%, 09/01/35	350	444,995
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	1,250	1,430,810
5.15%, 11/15/43 (Call 05/15/43)	790	977,441
5.95%, 05/15/37	350	460,313
6.13%, 04/01/36	1,815	2,434,178
6.50%, 09/15/37	200	278,903
8.48%, 09/15/28	374	578,872
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	355	358,951

Security	Principal (000s)	Value
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	$850	$882,238
4.50%, 04/01/44 (Call 10/01/43)[a]	300	357,651
Cleco Power LLC
6.00%, 12/01/40	441	558,816
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	3	3,462
4.88%, 03/01/44 (Call 09/01/43)	200	237,327
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	1,255	1,318,550
3.80%, 10/01/42 (Call 04/01/42)	311	330,071
4.35%, 11/15/45 (Call 05/15/45)	100	116,158
4.60%, 08/15/43 (Call 02/15/43)	233	277,540
4.70%, 01/15/44 (Call 07/15/43)	461	557,954
5.88%, 02/01/33	100	130,677
5.90%, 03/15/36	514	683,370
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	361	417,718
6.35%, 06/01/36	155	216,020
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	825	887,469
3.95%, 03/01/43 (Call 09/01/42)	727	785,461
4.45%, 03/15/44 (Call 09/15/43)	650	757,677
4.50%, 12/01/45 (Call 06/01/45)[a]	257	303,462
5.50%, 12/01/39	200	257,357
5.70%, 06/15/40	295	389,033
6.30%, 08/15/37	8	11,032
Series 05-A
5.30%, 03/01/35	100	122,548
Series 06-A
5.85%, 03/15/36	325	424,391
Series 06-B
6.20%, 06/15/36	461	623,429
Series 06-E
5.70%, 12/01/36	544	702,842
Series 08-B
6.75%, 04/01/38	200	289,081
Series 12-A
4.20%, 03/15/42	8	8,944
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	500	500,220

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.95%, 05/15/43 (Call 11/15/42)[a]	$75	$82,839
4.10%, 11/15/45 (Call 05/15/45)[a]	255	290,715
4.35%, 08/31/64 (Call 02/28/64)	11	12,573
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	605	657,802
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	165	182,828
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)	625	703,827
6.30%, 03/15/33	275	344,194
7.00%, 06/15/38	330	453,581
Series B
5.95%, 06/15/35	290	355,149
Series C
4.05%, 09/15/42 (Call 03/15/42)[a]	155	156,787
4.90%, 08/01/41 (Call 02/01/41)	7	7,885
Series F
5.25%, 08/01/33	819	930,100
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	216	230,998
3.70%, 06/01/46 (Call 12/01/45)	135	144,610
3.95%, 06/15/42 (Call 12/15/41)	164	181,354
4.30%, 07/01/44 (Call 01/01/44)	103	120,270
5.70%, 10/01/37	231	307,668
Series A
4.00%, 04/01/43 (Call 10/01/42)	208	232,254
6.63%, 06/01/36	206	296,196
DTE Energy Co.
6.38%, 04/15/33	135	177,985
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)	540	574,365
3.88%, 03/15/46 (Call 09/15/45)	1,100	1,196,443
4.00%, 09/30/42 (Call 03/30/42)	718	787,622
4.25%, 12/15/41 (Call 06/15/41)	344	389,118
5.30%, 02/15/40	545	701,313
6.00%, 01/15/38	57	77,817
6.05%, 04/15/38	946	1,301,281
6.10%, 06/01/37	500	670,308
6.45%, 10/15/32	86	117,986
Series A
6.00%, 12/01/28	16	20,853
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	80	81,035
4.80%, 12/15/45 (Call 06/15/45)[a]	100	117,649

Security	Principal (000s)	Value
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	$280	$299,097
5.65%, 04/01/40	100	132,822
6.35%, 09/15/37	100	141,483
6.40%, 06/15/38	200	286,440
Duke Energy Florida Project Finance LLC
Series 2026
2.54%, 09/01/31	750	754,420
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	1,000	1,053,453
6.12%, 10/15/35	76	100,330
6.35%, 08/15/38	21	29,602
6.45%, 04/01/39	418	598,799
Duke Energy Progress LLC
4.10%, 05/15/42 (Call 11/15/41)	396	439,259
4.10%, 03/15/43 (Call 09/15/42)	186	206,061
4.15%, 12/01/44 (Call 06/01/44)	800	896,757
4.20%, 08/15/45 (Call 02/15/45)	475	538,531
4.38%, 03/30/44 (Call 09/30/43)	359	415,213
6.30%, 04/01/38	250	352,206
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	250	288,088
6.00%, 05/15/35	154	189,712
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)[b]	750	828,871
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	600	610,660
3.25%, 04/01/28 (Call 01/01/28)	750	792,383
4.95%, 01/15/45 (Call 01/15/25)	100	106,926
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	300	305,345
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	11	11,860
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	555	613,229
4.95%, 06/15/35 (Call 12/15/34)	350	400,313
5.10%, 06/15/45 (Call 12/15/44)	15	17,843
5.63%, 06/15/35	371	451,876
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	671	713,604
6.25%, 10/01/39	655	747,977

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
FirstEnergy Solutions Corp.
6.80%, 08/15/39[a]	$561	$392,700
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	200	217,354
4.05%, 06/01/42 (Call 12/01/41)	930	1,049,245
4.05%, 10/01/44 (Call 04/01/44)	788	894,836
4.13%, 02/01/42 (Call 08/01/41)	456	519,757
4.95%, 06/01/35	200	244,352
5.25%, 02/01/41 (Call 08/01/40)	421	545,530
5.65%, 02/01/37	96	127,142
5.69%, 03/01/40[a]	99	134,944
5.95%, 02/01/38	213	294,041
Georgia Power Co.
4.30%, 03/15/42	439	483,997
4.30%, 03/15/43	21	23,203
5.40%, 06/01/40	200	250,205
5.95%, 02/01/39	114	149,983
Series 07-A
5.65%, 03/01/37	100	125,726
Series 10-C
4.75%, 09/01/40	200	232,247
Hydro-Quebec
9.50%, 11/15/30	200	344,566
Iberdrola International BV
6.75%, 07/15/36	326	440,057
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	11	11,540
Indiana Michigan Power Co.
6.05%, 03/15/37	5	6,420
Series K
4.55%, 03/15/46 (Call 09/15/45)	500	572,560
Interstate Power & Light Co.
6.25%, 07/15/39	5	6,910
Jersey Central Power & Light Co.
6.15%, 06/01/37	100	119,409
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	234	274,903
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	307	371,933
Series B
6.05%, 11/15/35	5	6,382

Security	Principal (000s)	Value
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	$100	$116,170
5.13%, 11/01/40 (Call 05/01/40)	284	353,751
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	209	242,796
4.65%, 11/15/43 (Call 05/15/43)	151	180,154
5.13%, 11/15/40 (Call 05/15/40)	150	186,878
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	111	128,872
4.40%, 10/15/44 (Call 04/15/44)	225	266,098
4.80%, 09/15/43 (Call 03/15/43)	378	467,930
5.75%, 11/01/35	11	14,512
6.75%, 12/30/31	11	15,506
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	356	328,452
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	8	10,126
5.45%, 05/15/41 (Call 11/15/40)	606	777,135
6.65%, 04/01/36	100	137,791
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	615	710,458
5.25%, 02/15/43 (Call 08/15/42)	325	394,546
5.65%, 02/01/45 (Call 08/01/44)	6	7,767
5.80%, 02/01/42 (Call 08/01/41)	250	318,347
5.95%, 06/15/41 (Call 12/15/40)	256	330,842
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	724	734,192
3.60%, 05/15/46 (Call 11/15/45)	50	52,917
4.00%, 08/15/45 (Call 02/15/45)	90	101,253
4.13%, 05/15/44 (Call 11/15/43)	7	8,007
4.85%, 08/15/40 (Call 02/15/40)	370	457,764
5.25%, 07/15/35	50	64,207
5.35%, 11/01/39	5	6,557
6.25%, 06/01/36	106	148,667
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	117,037
5.50%, 03/15/40	211	277,175
Oglethorpe Power Corp.
4.25%, 04/01/46 (Call 10/01/45)	500	538,688
4.55%, 06/01/44[a]	600	664,904
5.25%, 09/01/50	25	30,103

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.38%, 11/01/40	$150	$181,554
5.95%, 11/01/39	5	6,324
Ohio Edison Co.
6.88%, 07/15/36	200	261,084
8.25%, 10/15/38[a]	11	16,643
Ohio Power Co.
Series G
6.60%, 02/15/33	10	13,073
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	366	401,253
4.55%, 03/15/44 (Call 09/15/43)	186	218,963
5.25%, 05/15/41 (Call 11/15/40)	200	251,970
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	250	295,161
5.25%, 09/30/40	305	390,334
5.30%, 06/01/42 (Call 12/01/41)	486	632,071
7.25%, 01/15/33	411	596,781
7.50%, 09/01/38	148	229,819
Pacific Gas & Electric Co.
4.25%, 03/15/46 (Call 09/15/45)[a]	11	12,545
4.30%, 03/15/45 (Call 09/15/44)	107	122,679
4.45%, 04/15/42 (Call 10/15/41)	800	920,802
4.50%, 12/15/41 (Call 06/15/41)	270	312,644
4.60%, 06/15/43 (Call 12/15/42)	13	15,351
4.75%, 02/15/44 (Call 08/15/43)	382	462,039
5.13%, 11/15/43 (Call 05/15/43)	446	563,155
5.40%, 01/15/40	421	541,023
5.80%, 03/01/37	16	21,218
6.05%, 03/01/34	3,025	4,096,218
6.25%, 03/01/39	261	364,149
6.35%, 02/15/38	21	29,355
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	270	301,216
6.00%, 01/15/39	425	582,577
6.10%, 08/01/36	105	142,493
6.25%, 10/15/37	121	168,641
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	255	289,168
5.95%, 10/01/36	111	148,684
Pennsylvania Electric Co.
6.15%, 10/01/38	100	117,082
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	66	73,319

Security	Principal (000s)	Value
6.50%, 11/15/37	$175	$251,204
7.90%, 12/15/38	11	17,630
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	676	743,381
5.00%, 03/15/44 (Call 09/15/43)	365	417,880
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	391	498,800
6.25%, 05/15/39	61	86,193
Progress Energy Inc.
7.75%, 03/01/31	9	12,602
PSEG Power LLC
8.63%, 04/15/31	720	946,655
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	1,000	1,052,941
3.60%, 09/15/42 (Call 03/15/42)	246	258,336
4.30%, 03/15/44 (Call 09/15/43)	411	477,058
6.25%, 09/01/37	60	84,980
6.50%, 08/01/38	100	146,676
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	25	26,690
3.80%, 03/01/46 (Call 09/01/45)	500	553,635
3.95%, 05/01/42 (Call 11/01/41)	270	299,463
4.05%, 05/01/45 (Call 11/01/44)	125	141,916
4.15%, 11/01/45 (Call 05/01/45)	16	18,483
5.38%, 11/01/39	100	130,008
5.50%, 03/01/40	107	142,171
5.80%, 05/01/37	216	293,373
Series I
4.00%, 06/01/44 (Call 12/01/43)	220	247,207
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	111	128,861
4.43%, 11/15/41 (Call 05/15/41)	125	144,251
5.48%, 06/01/35	308	385,231
5.64%, 04/15/41 (Call 10/15/40)	360	477,769
5.76%, 10/01/39	281	376,131
5.76%, 07/15/40	150	202,345
5.80%, 03/15/40	56	74,888
6.27%, 03/15/37	5	6,904
6.72%, 06/15/36	150	215,166
7.02%, 12/01/27	351	484,127
San Diego Gas & Electric Co.
3.95%, 11/15/41	261	289,508
4.30%, 04/01/42 (Call 10/01/41)	158	183,990

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.50%, 08/15/40	$191	$226,016
5.35%, 05/15/35	125	158,575
5.35%, 05/15/40	75	97,976
6.00%, 06/01/39	150	209,426
6.13%, 09/15/37	100	139,454
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	500	543,321
4.35%, 02/01/42 (Call 08/01/41)[a]	244	271,463
4.50%, 06/01/64 (Call 12/01/63)	261	282,267
4.60%, 06/15/43 (Call 12/15/42)	116	133,927
5.10%, 06/01/65 (Call 12/01/64)	150	179,682
5.30%, 05/15/33	5	6,026
5.45%, 02/01/41 (Call 08/01/40)	420	526,120
6.05%, 01/15/38	248	330,126
Southaven Combined Cycle Generation LLC
3.85%, 08/15/33	2	1,876
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)	106	115,608
4.05%, 03/15/42 (Call 09/15/41)	50	55,741
4.50%, 09/01/40 (Call 03/01/40)	23	26,999
4.65%, 10/01/43 (Call 04/01/43)	391	478,603
5.50%, 03/15/40	242	318,824
5.63%, 02/01/36	75	97,848
5.75%, 04/01/35	105	139,170
6.00%, 01/15/34[a]	266	357,936
6.05%, 03/15/39	150	208,197
6.65%, 04/01/29	321	426,334
Series 05-B
5.55%, 01/15/36	55	71,149
Series 05-E
5.35%, 07/15/35	639	810,705
Series 06-E
5.55%, 01/15/37	180	234,740
Series 08-A
5.95%, 02/01/38	632	865,404
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	205	225,329
Series C
3.60%, 02/01/45 (Call 08/01/44)	661	699,771
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	750	804,642
4.40%, 07/01/46 (Call 01/01/46)	775	857,079

Security	Principal (000s)	Value
Southern Power Co.
5.15%, 09/15/41	$200	$219,481
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	611	615,403
6.20%, 03/15/40	140	178,947
Southwestern Public Service Co.
4.50%, 08/15/41 (Call 02/15/41)	100	116,928
6.00%, 10/01/36	561	730,689
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	340,573
4.20%, 05/15/45 (Call 11/15/44)	11	12,147
4.35%, 05/15/44 (Call 11/15/43)	585	659,846
6.55%, 05/15/36	5	6,940
Toledo Edison Co. (The)
6.15%, 05/15/37	200	250,131
TransAlta Corp.
6.50%, 03/15/40	200	173,500
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	400	431,032
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	920	1,000,137
8.45%, 03/15/39	111	185,616
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	266	291,011
4.20%, 05/15/45 (Call 11/15/44)	7	7,931
4.45%, 02/15/44 (Call 08/15/43)	170	199,094
8.88%, 11/15/38	700	1,194,864
Series A
6.00%, 05/15/37	284	382,991
Series B
6.00%, 01/15/36	250	335,362
Series D
4.65%, 08/15/43 (Call 02/15/43)	21	25,154
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	105	116,144
4.13%, 03/01/42 (Call 09/01/41)[a]	347	384,316
4.25%, 12/01/45 (Call 06/01/45)	400	457,438
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	100	104,661
4.25%, 06/01/44 (Call 12/01/43)	100	114,485
4.30%, 12/15/45 (Call 06/15/45)	645	747,426

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	$688	$767,526
6.38%, 08/15/37	140	195,344
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	305	376,813
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	5	5,902
6.50%, 07/01/36	50	68,876

		109,404,207
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	135	176,428
6.13%, 04/15/39	12	16,620

		193,048
ELECTRONICS — 0.29%
Fortive Corp.
4.30%, 06/15/46 (Call 12/15/45)[a,b]	225	249,112
Honeywell International Inc.
5.38%, 03/01/41	573	770,824
5.70%, 03/15/36	11	14,651
5.70%, 03/15/37	600	806,261
Koninklijke Philips NV
5.00%, 03/15/42	519	594,518
6.88%, 03/11/38	394	523,631
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	208	252,017

		3,211,014
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	257	300,777

		300,777
ENVIRONMENTAL CONTROL — 0.12%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	763	823,942
4.10%, 03/01/45 (Call 09/01/44)	183	205,038
6.13%, 11/30/39	207	288,115
7.00%, 07/15/28	18	24,351

		1,341,446
FOOD — 1.61%
Ahold Finance USA LLC
6.88%, 05/01/29	11	14,415

Security	Principal (000s)	Value
Campbell Soup Co.
3.80%, 08/02/42	$6	$6,052
ConAgra Foods Inc.
7.00%, 10/01/28	230	293,837
7.13%, 10/01/26	307	394,244
8.25%, 09/15/30	284	398,751
Delhaize America LLC
9.00%, 04/15/31	5	7,044
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	5,481
5.40%, 06/15/40	456	581,484
JM Smucker Co. (The)
4.25%, 03/15/35	600	660,332
4.38%, 03/15/45[a]	124	139,438
Kellogg Co.
4.50%, 04/01/46	335	370,865
Series B
7.45%, 04/01/31	600	821,458
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	607	744,344
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,700	1,843,921
5.00%, 07/15/35 (Call 01/15/35)	603	707,023
5.00%, 06/04/42	1,500	1,745,671
5.20%, 07/15/45 (Call 01/15/45)	850	1,022,456
6.50%, 02/09/40	456	620,861
6.88%, 01/26/39	571	798,856
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	100	120,633
5.15%, 08/01/43 (Call 02/01/43)	500	618,857
5.40%, 07/15/40 (Call 01/15/40)	396	491,597
6.90%, 04/15/38	253	359,545
7.50%, 04/01/31	397	562,000
Mondelez International Inc.
6.50%, 02/09/40	222	302,674
6.88%, 01/26/39	450	608,573
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	500	556,780
4.85%, 10/01/45 (Call 04/01/45)	100	116,708
5.38%, 09/21/35	575	703,389
6.63%, 03/17/39	11	15,106
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	535	605,860
5.15%, 08/15/44 (Call 02/15/44)	305	365,556

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Unilever Capital Corp.
5.90%, 11/15/32	$778	$1,099,502

		17,703,313
FOREST PRODUCTS & PAPER — 0.50%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)[a]	205	229,035
Georgia-Pacific LLC
7.75%, 11/15/29	803	1,159,332
8.88%, 05/15/31	14	22,333
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	500	498,262
4.40%, 08/15/47 (Call 02/15/47)	500	507,782
4.80%, 06/15/44 (Call 12/15/43)	525	554,040
5.00%, 09/15/35 (Call 03/15/35)	50	55,750
5.15%, 05/15/46 (Call 11/15/45)	190	211,356
6.00%, 11/15/41 (Call 05/15/41)	786	933,363
7.30%, 11/15/39	240	323,495
8.70%, 06/15/38	246	371,290
WestRock MWV LLC
7.95%, 02/15/31	11	14,833
8.20%, 01/15/30	430	590,164

		5,471,035
GAS — 0.45%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	713	774,523
4.15%, 01/15/43 (Call 07/15/42)	100	108,716
5.50%, 06/15/41 (Call 12/15/40)	5	6,408
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)[a]	397	427,127
KeySpan Corp.
5.80%, 04/01/35	208	253,822
8.00%, 11/15/30	130	184,713
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	354	409,650
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	207	222,405
4.65%, 08/01/43 (Call 02/01/43)	153	175,182
Sempra Energy
6.00%, 10/15/39	901	1,153,922
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	5	5,361
Series KK
5.75%, 11/15/35	225	298,067

Security	Principal (000s)	Value
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	$6	$6,310
5.88%, 03/15/41 (Call 09/15/40)	643	796,297
6.00%, 10/01/34	95	116,816

		4,939,319
HAND & MACHINE TOOLS — 0.03%
Stanley Black & Decker Inc.
5.20%, 09/01/40	255	309,626

		309,626
HEALTH CARE – PRODUCTS — 1.28%
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	435	423,353
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	504	585,114
4.88%, 05/15/44 (Call 11/15/43)	515	605,661
5.00%, 11/12/40	200	229,876
6.00%, 05/15/39	186	237,637
Boston Scientific Corp.
7.00%, 11/15/35	250	328,717
7.38%, 01/15/40	236	323,797
Danaher Corp.
4.38%, 09/15/45 (Call 03/15/45)	509	615,231
Medtronic Inc.
4.38%, 03/15/35	1,786	2,043,246
4.50%, 03/15/42 (Call 09/15/41)	86	99,829
4.63%, 03/15/44 (Call 09/15/43)	650	769,852
4.63%, 03/15/45	2,748	3,287,703
5.55%, 03/15/40	291	376,321
6.50%, 03/15/39	100	142,020
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	420	452,394
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	554	578,746
4.38%, 05/15/44 (Call 11/15/43)	135	147,418
4.63%, 03/15/46 (Call 09/15/45)[a]	800	914,290
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	437	450,716
4.45%, 08/15/45 (Call 02/15/45)	504	531,048
5.75%, 11/30/39	731	894,650

		14,037,619

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 1.78%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	$200	$209,667
4.25%, 06/15/36 (Call 12/15/35)	1,350	1,404,683
4.38%, 06/15/46 (Call 12/15/45)	1,500	1,562,641
4.50%, 05/15/42 (Call 11/15/41)	250	276,156
4.75%, 03/15/44 (Call 09/15/43)	225	257,697
6.63%, 06/15/36	200	275,419
6.75%, 12/15/37	285	397,735
Anthem Inc.
4.63%, 05/15/42	756	834,298
4.65%, 01/15/43	871	969,136
4.65%, 08/15/44 (Call 02/15/44)	200	222,340
4.85%, 08/15/54 (Call 02/15/54)	475	525,529
5.10%, 01/15/44	225	264,786
5.85%, 01/15/36[a]	21	26,112
5.95%, 12/15/34	432	530,462
6.38%, 06/15/37	300	395,971
Ascension Health
3.95%, 11/15/46	258	284,014
4.85%, 11/15/53	11	13,904
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	250	270,103
4.19%, 11/15/45 (Call 05/15/45)	16	17,888
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	247	303,536
5.88%, 03/15/41 (Call 09/15/40)	403	509,705
6.15%, 11/15/36	100	125,938
7.88%, 05/15/27	11	15,124
Dignity Health
4.50%, 11/01/42	100	106,752
5.27%, 11/01/64	196	233,123
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	406	434,462
4.95%, 10/01/44 (Call 04/01/44)	200	225,150
8.15%, 06/15/38	340	502,025
Kaiser Foundation Hospitals
4.88%, 04/01/42	334	409,416
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)[a]	398	435,538
Mayo Clinic
Series 2013
4.00%, 11/15/47	11	12,173

Security	Principal (000s)	Value
Memorial Sloan-Kettering Cancer Center
Series 2015
4.20%, 07/01/55	$522	$595,888
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	23,368
Ochsner Clinic Foundation
5.90%, 05/15/45 (Call 11/15/44)	11	14,008
Quest Diagnostics Inc.
4.70%, 03/30/45 (Call 09/30/44)	22	24,004
Texas Health Resources
4.33%, 11/15/55	9	10,404
UnitedHealth Group Inc.
3.95%, 10/15/42 (Call 04/15/42)	7	7,558
4.25%, 03/15/43 (Call 09/15/42)	500	566,568
4.38%, 03/15/42 (Call 09/15/41)	500	570,063
4.63%, 07/15/35	255	302,267
4.63%, 11/15/41 (Call 05/15/41)	180	212,385
4.75%, 07/15/45	1,391	1,717,639
5.70%, 10/15/40 (Call 04/15/40)[a]	611	810,722
5.80%, 03/15/36[a]	695	922,484
5.95%, 02/15/41 (Call 08/15/40)	536	734,107
6.50%, 06/15/37	146	206,844
6.63%, 11/15/37[a]	111	159,917
6.88%, 02/15/38	400	592,496

		19,522,205
HOLDING COMPANIES – DIVERSIFIED — 0.02%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a,b]	50	75,063
Leucadia National Corp.
6.63%, 10/23/43 (Call 07/23/43)	200	205,005

		280,068
HOME FURNISHINGS — 0.05%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	300	329,687
5.15%, 03/01/43	155	181,778

		511,465
HOUSEHOLD PRODUCTS & WARES — 0.13%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	800	803,393
3.70%, 06/01/43	18	19,515

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.30%, 03/01/41	$6	$8,033
6.63%, 08/01/37	400	601,543

		1,432,484
HOUSEWARES — 0.15%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	590	703,901
5.50%, 04/01/46 (Call 10/01/45)	800	992,766

		1,696,667
INSURANCE — 3.45%
ACE Capital Trust II
9.70%, 04/01/30	100	150,500
Aflac Inc.
6.45%, 08/15/40	531	722,461
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	200	210,032
Allstate Corp. (The)
4.50%, 06/15/43	1,025	1,212,611
5.35%, 06/01/33	68	84,848
5.55%, 05/09/35	351	453,163
5.95%, 04/01/36	50	67,450
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,465	1,432,394
4.38%, 01/15/55 (Call 07/15/54)	250	245,307
4.50%, 07/16/44 (Call 01/16/44)	1,011	1,047,019
4.70%, 07/10/35 (Call 01/10/35)[a]	764	824,999
4.80%, 07/10/45 (Call 01/10/45)	286	307,934
6.25%, 05/01/36	532	658,387
Aon Corp.
8.21%, 01/01/27	314	414,480
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)[a]	600	616,274
4.60%, 06/14/44 (Call 03/14/44)	300	319,586
4.75%, 05/15/45 (Call 11/15/44)	246	270,490
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	475	524,435
Assurant Inc.
6.75%, 02/15/34	235	297,546
AXA SA
8.60%, 12/15/30	767	1,081,470
AXIS Specialty Finance PLC
5.15%, 04/01/45	5	5,454
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	118	135,460

Security	Principal (000s)	Value
4.40%, 05/15/42	$504	$580,682
5.75%, 01/15/40	430	581,244
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	700	829,841
Chubb Corp. (The)
6.00%, 05/11/37	510	703,281
Chubb INA Holdings Inc.
4.15%, 03/13/43	485	548,465
4.35%, 11/03/45 (Call 05/03/45)	1,335	1,572,177
Cincinnati Financial Corp.
6.92%, 05/15/28	11	14,415
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	230	283,064
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	261	274,940
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	14	14,005
5.95%, 10/15/36	306	365,327
6.10%, 10/01/41	390	478,007
6.63%, 03/30/40	100	129,338
Lincoln National Corp.
6.15%, 04/07/36	225	265,592
6.30%, 10/09/37	16	19,336
7.00%, 06/15/40	481	619,702
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	308	317,879
6.00%, 02/01/35[a]	150	188,206
Manulife Financial Corp.
5.38%, 03/04/46	431	522,238
Markel Corp.
5.00%, 03/30/43	3	3,242
5.00%, 04/05/46	600	656,319
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	205	256,907
MetLife Inc.
4.05%, 03/01/45[a]	1,155	1,155,466
4.13%, 08/13/42	348	350,620
4.60%, 05/13/46 (Call 11/13/45)[a]	900	987,936
4.72%, 12/15/44	618	675,924
4.88%, 11/13/43	489	546,654
5.70%, 06/15/35[a]	431	528,560
6.40%, 12/15/66 (Call 12/15/31)	970	1,085,187

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.50%, 12/15/32	$400	$521,781
10.75%, 08/01/69 (Call 08/01/34)	16	25,600
Principal Financial Group Inc.
4.35%, 05/15/43[a]	500	516,221
4.63%, 09/15/42	5	5,394
6.05%, 10/15/36	166	210,117
Progressive Corp. (The)
2.45%, 01/15/27	900	898,460
3.70%, 01/26/45[a]	250	263,699
4.35%, 04/25/44[a]	261	303,783
6.25%, 12/01/32	173	233,440
Protective Life Corp.
8.45%, 10/15/39	200	284,153
Prudential Financial Inc.
4.60%, 05/15/44	796	864,606
5.10%, 08/15/43	11	12,344
5.40%, 06/13/35	470	544,237
5.63%, 05/12/41	13	15,388
5.70%, 12/14/36	300	358,830
5.80%, 11/16/41	150	181,067
5.90%, 03/17/36	210	254,817
6.20%, 11/15/40	100	125,289
6.63%, 06/21/40	5	6,544
Series B
5.75%, 07/15/33	8	9,566
Series D
6.63%, 12/01/37	1,006	1,308,311
Transatlantic Holdings Inc.
8.00%, 11/30/39	200	279,203
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	675	726,656
4.60%, 08/01/43[a]	66	79,530
5.35%, 11/01/40[a]	200	262,823
6.25%, 06/15/37	1,000	1,407,837
6.75%, 06/20/36	50	73,092
Travelers Property Casualty Corp.
6.38%, 03/15/33	110	150,669
Trinity Acquisition PLC
6.13%, 08/15/43	100	112,892
Unum Group
5.75%, 08/15/42	305	347,851
Validus Holdings Ltd.
8.88%, 01/26/40	134	187,982

Security	Principal (000s)	Value
Voya Financial Inc.
4.80%, 06/15/46	$100	$101,465
5.70%, 07/15/43	290	331,670
WR Berkley Corp.
4.75%, 08/01/44	116	122,918
6.25%, 02/15/37	300	376,804
XLIT Ltd.
5.50%, 03/31/45	600	596,751
6.25%, 05/15/27	86	104,225

		37,842,869
INTERNET — 0.27%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[a]	400	437,093
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	800	958,161
4.95%, 12/05/44 (Call 06/05/44)	1,000	1,254,548
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	300	276,006

		2,925,808
IRON & STEEL — 0.44%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	314	363,947
6.40%, 12/01/37	286	358,572
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	109,522
Vale Overseas Ltd.
6.88%, 11/21/36	1,880	1,854,150
6.88%, 11/10/39	1,400	1,363,250
8.25%, 01/17/34[a]	280	311,500
Vale SA
5.63%, 09/11/42[a]	535	458,762

		4,819,703
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	216	237,711

		237,711
LODGING — 0.02%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	186	192,235

		192,235

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
MACHINERY — 0.48%
Caterpillar Inc.
3.80%, 08/15/42	$1,277	$1,338,682
4.30%, 05/15/44 (Call 11/15/43)[a]	386	434,945
4.75%, 05/15/64 (Call 11/15/63)	203	233,856
5.20%, 05/27/41	614	766,110
5.30%, 09/15/35	11	13,479
6.05%, 08/15/36	111	148,189
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	200	240,396
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)[a]	996	1,103,750
5.38%, 10/16/29	405	517,900
7.13%, 03/03/31	111	157,265
8.10%, 05/15/30	50	75,437
Rockwell Automation Inc.
6.70%, 01/15/28	200	271,566

		5,301,575
MANUFACTURING — 1.54%
3M Co.
3.88%, 06/15/44	291	330,004
5.70%, 03/15/37	292	400,325
6.38%, 02/15/28	140	193,428
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	365	470,780
Eaton Corp.
4.00%, 11/02/32	1,073	1,155,643
4.15%, 11/02/42	166	183,553
General Electric Co.
4.13%, 10/09/42	577	648,177
4.50%, 03/11/44	1,109	1,317,611
5.88%, 01/14/38	1,300	1,781,585
6.15%, 08/07/37	697	980,093
6.88%, 01/10/39	1,271	1,946,067
Series A
6.75%, 03/15/32	2,700	3,846,704
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	914	1,023,656
4.88%, 09/15/41 (Call 03/15/41)	313	391,966
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	236	296,356

Security	Principal (000s)	Value
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	$200	$220,642
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	336	380,795
4.45%, 11/21/44 (Call 05/21/44)	428	511,907
Series A
6.25%, 05/15/38	100	142,187
Tyco Electronics Group SA
7.13%, 10/01/37	236	334,946
Tyco International Finance SA
5.13%, 09/14/45 (Call 03/14/45)	271	323,763

		16,880,188
MEDIA — 5.25%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	859	964,758
4.95%, 10/15/45 (Call 04/15/45)	456	530,487
5.40%, 10/01/43	456	549,221
6.15%, 03/01/37	400	509,229
6.15%, 02/15/41	426	550,067
6.20%, 12/15/34	740	941,022
6.40%, 12/15/35	202	262,623
6.55%, 03/15/33	656	849,718
6.65%, 11/15/37	780	1,040,164
6.90%, 08/15/39	11	14,855
7.75%, 12/01/45	533	809,890
7.85%, 03/01/39	375	549,688
8.15%, 10/17/36	100	147,507
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	445	435,639
4.60%, 01/15/45 (Call 07/15/44)	200	211,442
4.85%, 07/01/42 (Call 01/01/42)	142	152,426
4.90%, 08/15/44 (Call 02/15/44)	100	108,297
5.50%, 05/15/33	604	682,159
5.90%, 10/15/40 (Call 04/15/40)	211	257,276
7.88%, 07/30/30	438	621,297
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)[b]	1,076	1,284,712
6.48%, 10/23/45 (Call 04/23/45)[b]	2,090	2,560,276
6.83%, 10/23/55 (Call 04/23/55)[b]	321	395,487

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	$1,000	$990,977
3.20%, 07/15/36 (Call 01/15/36)	535	528,961
3.40%, 07/15/46 (Call 01/15/46)	365	359,088
4.20%, 08/15/34 (Call 02/15/34)	1,510	1,681,209
4.25%, 01/15/33	942	1,057,315
4.40%, 08/15/35 (Call 02/15/35)	100	114,252
4.50%, 01/15/43	711	817,027
4.60%, 08/15/45 (Call 02/15/45)	1,825	2,141,896
4.65%, 07/15/42	887	1,039,983
4.75%, 03/01/44	1,316	1,571,676
5.65%, 06/15/35	11	14,222
6.40%, 05/15/38	206	287,804
6.40%, 03/01/40	16	22,687
6.45%, 03/15/37	278	388,421
6.50%, 11/15/35	511	717,127
6.55%, 07/01/39	264	376,318
6.95%, 08/15/37	633	927,827
7.05%, 03/15/33	161	229,829
Discovery Communications LLC
4.88%, 04/01/43	331	312,961
4.95%, 05/15/42	175	165,093
6.35%, 06/01/40	840	895,960
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	800	834,975
6.13%, 01/31/46 (Call 07/31/45)	400	477,585
6.63%, 01/15/40	471	580,448
Historic TW Inc.
6.63%, 05/15/29	1,280	1,676,713
NBCUniversal Media LLC
4.45%, 01/15/43	816	930,788
5.95%, 04/01/41	699	944,866
6.40%, 04/30/40	832	1,172,927
TCI Communications Inc.
7.13%, 02/15/28	400	565,210
Thomson Reuters Corp.
5.50%, 08/15/35	150	171,532
5.65%, 11/23/43 (Call 05/23/43)	186	224,724
5.85%, 04/15/40	616	743,525
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	525	503,407
5.50%, 09/01/41 (Call 03/01/41)	747	813,050
5.88%, 11/15/40 (Call 05/15/40)	821	922,799
6.55%, 05/01/37	397	479,879

Security	Principal (000s)	Value
6.75%, 06/15/39	$811	$1,005,516
7.30%, 07/01/38	1,050	1,372,338
Time Warner Companies Inc.
6.95%, 01/15/28	21	27,704
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,073	1,470,684
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	1,516	1,684,570
4.85%, 07/15/45 (Call 01/15/45)[a]	1,232	1,418,369
4.90%, 06/15/42	243	275,952
5.35%, 12/15/43	472	570,303
5.38%, 10/15/41[a]	250	301,568
6.10%, 07/15/40	175	224,257
6.20%, 03/15/40	164	212,221
6.25%, 03/29/41	286	374,398
6.50%, 11/15/36	300	394,911
7.63%, 04/15/31[a]	500	703,354
7.70%, 05/01/32	800	1,143,496
Viacom Inc.
4.38%, 03/15/43	975	875,724
4.50%, 02/27/42	125	114,741
4.85%, 12/15/34 (Call 06/15/34)[a]	290	290,749
4.88%, 06/15/43 (Call 12/15/42)	100	94,254
5.25%, 04/01/44 (Call 10/01/43)	325	333,182
5.85%, 09/01/43 (Call 03/01/43)[a]	650	717,637
6.88%, 04/30/36	870	1,026,837
Walt Disney Co. (The)
3.00%, 07/30/46	125	120,028
3.70%, 12/01/42	275	294,830
4.13%, 06/01/44	400	459,852
4.38%, 08/16/41	585	689,426
7.00%, 03/01/32	391	567,976
Series E
4.13%, 12/01/41	637	726,820

		57,602,998
METAL FABRICATE & HARDWARE — 0.11%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	185,474
4.20%, 06/15/35 (Call 12/15/34)	500	570,473
4.38%, 06/15/45 (Call 12/15/44)	11	13,214
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	205	203,535
5.25%, 10/01/54 (Call 04/01/54)	230	218,142

		1,190,838

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
MINING — 1.16%
Barrick Gold Corp.
5.25%, 04/01/42	$340	$371,528
Barrick North America Finance LLC
5.70%, 05/30/41	555	637,630
5.75%, 05/01/43	525	614,703
7.50%, 09/15/38	377	460,041
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	600	688,589
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	880	926,771
5.00%, 09/30/43	1,173	1,388,092
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)[a]	161	174,805
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	315	331,286
5.88%, 04/01/35[a]	176	198,440
6.25%, 10/01/39	960	1,129,403
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	12,314
6.13%, 12/15/33	11	12,801
7.25%, 03/15/31	225	279,014
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40[a]	980	1,134,766
7.13%, 07/15/28	292	380,177
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)[a]	731	754,091
4.75%, 03/22/42 (Call 09/22/41)	155	169,972
Southern Copper Corp.
5.25%, 11/08/42	740	702,075
5.88%, 04/23/45	825	834,281
6.75%, 04/16/40	906	1,001,130
7.50%, 07/27/35	400	473,000
Vale Canada Ltd.
7.20%, 09/15/32	50	47,500

		12,722,409
OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.80%, 03/01/35[a]	161	153,819
6.75%, 12/15/39	282	284,357

		438,176

Security	Principal (000s)	Value
OIL & GAS — 6.12%
Anadarko Finance Co.
7.50%, 05/01/31	$450	$543,879
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	294,012
6.20%, 03/15/40	900	998,142
6.45%, 09/15/36	900	1,031,940
6.60%, 03/15/46 (Call 09/15/45)	925	1,096,356
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	225	218,687
4.75%, 04/15/43 (Call 10/15/42)	1,525	1,564,751
5.10%, 09/01/40 (Call 03/01/40)	800	830,427
6.00%, 01/15/37	750	857,874
Burlington Resources Finance Co.
7.20%, 08/15/31	550	716,089
7.40%, 12/01/31	500	660,751
Canadian Natural Resources Ltd.
5.85%, 02/01/35	225	232,775
6.25%, 03/15/38	1,130	1,229,014
6.45%, 06/30/33	200	214,331
7.20%, 01/15/32	295	335,715
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,434,017
Conoco Funding Co.
7.25%, 10/15/31	497	654,221
ConocoPhillips
5.90%, 10/15/32	13	15,271
6.50%, 02/01/39	1,106	1,448,512
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	350	423,099
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	415	416,138
4.30%, 11/15/44 (Call 05/15/44)	725	745,480
5.95%, 03/15/46 (Call 09/15/45)[a]	250	316,685
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,300	1,644,624
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,625	1,500,711
5.00%, 06/15/45 (Call 12/15/44)	600	573,728
5.60%, 07/15/41 (Call 01/15/41)	125	124,208
7.95%, 04/15/32	80	97,251
Devon Financing Co. LLC
7.88%, 09/30/31	550	671,871

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Ecopetrol SA
5.88%, 05/28/45	$900	$840,375
7.38%, 09/18/43	750	805,313
Encana Corp.
6.50%, 08/15/34	1,650	1,662,549
Eni USA Inc.
7.30%, 11/15/27	205	249,619
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	396	401,260
5.10%, 01/15/36 (Call 07/15/35)	275	318,879
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	334	350,370
4.11%, 03/01/46 (Call 09/01/45)[a]	1,500	1,718,360
Hess Corp.
5.60%, 02/15/41	551	556,298
6.00%, 01/15/40	200	205,649
7.13%, 03/15/33	225	250,615
7.30%, 08/15/31	962	1,087,471
7.88%, 10/01/29	524	619,037
Kerr-McGee Corp.
7.88%, 09/15/31	14	16,938
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	300	268,122
6.60%, 10/01/37	630	642,400
6.80%, 03/15/32	26	26,942
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	650	589,516
5.00%, 09/15/54 (Call 03/15/54)	200	180,392
5.85%, 12/15/45 (Call 06/15/45)	125	128,928
6.50%, 03/01/41 (Call 09/01/40)	365	406,648
Nexen Energy ULC
6.40%, 05/15/37	904	1,219,505
7.50%, 07/30/39	375	569,025
7.88%, 03/15/32	160	232,331
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	820	822,561
6.00%, 03/01/41 (Call 09/01/40)	735	796,264
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	950	1,057,444
4.63%, 06/15/45 (Call 12/15/44)	214	244,528
Petro-Canada
5.35%, 07/15/33	125	140,184
5.95%, 05/15/35	11	13,351
6.80%, 05/15/38	1,000	1,337,100

Security	Principal (000s)	Value
Petroleos Mexicanos
5.50%, 06/27/44	$2,575	$2,445,723
5.63%, 01/23/46	1,550	1,493,320
6.38%, 01/23/45	1,400	1,473,508
6.50%, 06/02/41	1,850	1,958,962
6.63%, 06/15/35	1,755	1,896,539
6.63%, 06/15/38	300	319,506
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	629	686,551
4.88%, 11/15/44 (Call 05/15/44)	1,368	1,530,902
5.88%, 05/01/42	365	457,272
Shell International Finance BV
4.00%, 05/10/46	1,300	1,363,213
4.13%, 05/11/35	565	619,035
4.38%, 05/11/45	2,033	2,244,551
4.55%, 08/12/43	1,881	2,118,410
5.50%, 03/25/40[a]	346	433,436
6.38%, 12/15/38	931	1,279,230
Statoil ASA
3.95%, 05/15/43	840	890,495
4.25%, 11/23/41	250	274,252
4.80%, 11/08/43	500	600,761
5.10%, 08/17/40	380	464,212
6.50%, 12/01/28[b]	100	131,296
6.80%, 01/15/28	75	99,559
7.15%, 01/15/29	350	482,114
Suncor Energy Inc.
5.95%, 12/01/34	150	181,546
6.50%, 06/15/38	600	787,722
6.85%, 06/01/39	720	987,611
Tosco Corp.
7.80%, 01/01/27	364	475,811
8.13%, 02/15/30	61	82,623
Valero Energy Corp.
4.90%, 03/15/45[a]	570	563,286
6.63%, 06/15/37[a]	1,152	1,344,794
7.50%, 04/15/32	258	320,994
10.50%, 03/15/39	11	16,471
XTO Energy Inc.
6.75%, 08/01/37	350	522,594

		67,194,832
OIL & GAS SERVICES — 0.48%
Baker Hughes Inc.
5.13%, 09/15/40	490	544,108

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	$672	$685,326
4.75%, 08/01/43 (Call 02/01/43)	825	874,133
4.85%, 11/15/35 (Call 05/15/35)	1,033	1,108,538
5.00%, 11/15/45 (Call 05/15/45)	265	291,329
6.70%, 09/15/38	21	26,973
7.45%, 09/15/39	851	1,189,101
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	705	555,935

		5,275,443
PACKAGING & CONTAINERS — 0.03%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	253	301,743

		301,743
PHARMACEUTICALS — 4.93%
Abbott Laboratories
5.30%, 05/27/40	603	724,730
6.00%, 04/01/39	508	664,665
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	750	792,583
4.40%, 11/06/42	1,690	1,791,163
4.45%, 05/14/46 (Call 11/14/45)	800	857,673
4.50%, 05/14/35 (Call 11/14/34)	1,500	1,621,017
4.70%, 05/14/45 (Call 11/14/44)	1,700	1,891,540
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,300	1,395,125
4.75%, 03/15/45 (Call 09/15/44)[a]	2,200	2,422,302
4.85%, 06/15/44 (Call 12/15/43)	524	582,845
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	300	322,440
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	336	369,446
AstraZeneca PLC
4.00%, 09/18/42	500	533,825
4.38%, 11/16/45	1,085	1,226,040
6.45%, 09/15/37	1,200	1,662,595
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	600	706,206
Bristol-Myers Squibb Co.
3.25%, 08/01/42	19	19,479
4.50%, 03/01/44 (Call 09/01/43)[a]	368	459,622
5.88%, 11/15/36	820	1,096,413

Security	Principal (000s)	Value
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	$294	$322,246
4.60%, 03/15/43	650	715,938
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	732	798,271
5.50%, 03/15/27	459	590,851
5.55%, 03/15/37	166	219,102
Express Scripts Holding Co.
3.40%, 03/01/27 (Call 12/01/26)	1,475	1,489,196
6.13%, 11/15/41	483	602,461
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43[a]	5	5,862
5.38%, 04/15/34	200	253,332
6.38%, 05/15/38	1,926	2,808,926
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	1,270	1,424,066
3.70%, 03/01/46 (Call 09/01/45)	725	833,937
4.38%, 12/05/33 (Call 06/05/33)	1,500	1,830,596
4.50%, 09/01/40	508	645,019
4.50%, 12/05/43 (Call 06/05/43)	379	489,024
4.85%, 05/15/41[a]	11	14,584
4.95%, 05/15/33	261	338,400
5.85%, 07/15/38	213	310,819
5.95%, 08/15/37	200	298,227
6.95%, 09/01/29	14	20,644
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	634	752,068
6.00%, 03/01/41 (Call 09/01/40)	80	104,132
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	203	220,338
5.90%, 11/01/39	340	423,449
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	11	11,552
3.70%, 02/10/45 (Call 08/10/44)	1,600	1,707,829
4.15%, 05/18/43	700	798,639
6.50%, 12/01/33	344	484,652
6.55%, 09/15/37	207	299,367
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	500	661,296
5.85%, 06/30/39	11	14,982
5.95%, 12/01/28	400	533,871
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)[a]	247	273,245

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)[b]	$500	$547,891
Novartis Capital Corp.
3.70%, 09/21/42	200	215,455
4.00%, 11/20/45 (Call 05/20/45)[a]	600	682,658
4.40%, 05/06/44	1,400	1,678,698
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	259,929
Perrigo Finance Unlimited Co.
4.90%, 12/15/44 (Call 06/15/44)	221	220,066
Pfizer Inc.
4.30%, 06/15/43	371	423,881
4.40%, 05/15/44	806	937,497
5.60%, 09/15/40	100	130,884
7.20%, 03/15/39	1,650	2,518,398
Pharmacia LLC
6.60%, 12/01/28	900	1,246,991
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	662	847,896
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26[a]	1,500	1,512,952
4.10%, 10/01/46[a]	990	1,009,257
Wyeth LLC
5.95%, 04/01/37	1,300	1,739,677
6.00%, 02/15/36	21	28,086
6.50%, 02/01/34	18	24,632
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	590	633,614

		54,095,092
PIPELINES — 3.16%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	98,909
5.85%, 11/15/43 (Call 05/15/43)	445	452,360
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	100	119,995
6.63%, 11/01/37	11	13,772
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	25	29,815
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	11	13,669
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	125	105,935

Security	Principal (000s)	Value
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	$200	$200,583
Series B
7.50%, 04/15/38	461	536,204
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	172,248
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	150	141,656
5.15%, 02/01/43 (Call 08/01/42)	355	331,809
5.15%, 03/15/45 (Call 09/15/44)	550	524,129
6.05%, 06/01/41 (Call 12/01/40)	50	51,429
6.13%, 12/15/45 (Call 06/15/45)	750	808,426
6.50%, 02/01/42 (Call 08/01/41)	1,080	1,167,290
6.63%, 10/15/36	70	75,258
7.50%, 07/01/38	500	585,294
8.25%, 11/15/29 (Call 08/15/29)	100	122,416
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	250	213,854
5.60%, 04/01/44 (Call 10/01/43)	180	163,004
Enterprise Products Operating LLC
3.95%, 02/15/27 (Call 11/15/26)[a]	220	232,526
4.45%, 02/15/43 (Call 08/15/42)	875	877,989
4.85%, 08/15/42 (Call 02/15/42)	125	132,026
4.85%, 03/15/44 (Call 09/15/43)	700	740,623
4.90%, 05/15/46 (Call 11/15/45)	645	694,623
4.95%, 10/15/54 (Call 04/15/54)	950	966,705
5.10%, 02/15/45 (Call 08/15/44)	875	961,338
5.70%, 02/15/42	470	548,817
5.95%, 02/01/41	298	351,865
6.13%, 10/15/39	145	172,158
7.55%, 04/15/38	212	283,702
Series D
6.88%, 03/01/33	264	328,447
Series H
6.65%, 10/15/34	111	136,774
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	215	198,910
5.00%, 08/15/42 (Call 02/15/42)	250	238,548
5.00%, 03/01/43 (Call 09/01/42)	100	95,377
5.40%, 09/01/44 (Call 03/01/44)	360	358,578
5.50%, 03/01/44 (Call 09/01/43)	250	254,332
5.80%, 03/15/35	775	794,735
6.38%, 03/01/41	230	247,891

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.55%, 09/15/40	$100	$109,277
6.95%, 01/15/38	1,022	1,161,074
7.30%, 08/15/33	11	12,795
7.40%, 03/15/31	118	137,402
7.50%, 11/15/40	416	490,448
7.75%, 03/15/32	100	119,472
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	425	408,159
5.30%, 12/01/34 (Call 06/01/34)	1,950	1,939,098
5.55%, 06/01/45 (Call 12/01/44)	2,100	2,167,624
7.75%, 01/15/32	25	30,120
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	200	192,964
4.20%, 03/15/45 (Call 09/15/44)	350	339,921
5.15%, 10/15/43 (Call 04/15/43)	315	347,735
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	545	587,883
6.20%, 09/15/43 (Call 03/15/43)	25	27,623
6.65%, 10/01/36	50	54,827
6.85%, 10/15/37	400	457,246
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	220,776
4.90%, 02/15/45 (Call 08/15/44)	425	386,960
5.15%, 06/01/42 (Call 12/01/41)	430	398,361
6.65%, 01/15/37	350	388,495
Southern Natural Gas Co. LLC
8.00%, 03/01/32	12	14,777
Spectra Energy Capital LLC
7.50%, 09/15/38	251	306,287
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	250	257,782
5.95%, 09/25/43 (Call 03/25/43)	241	286,117
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	750	725,550
5.30%, 04/01/44 (Call 10/01/43)	303	309,692
6.10%, 02/15/42	175	191,128
6.85%, 02/15/40	16	18,529
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	400	479,366
Texas Eastern Transmission LP
7.00%, 07/15/32	276	341,927

Security	Principal (000s)	Value
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	$655	$714,449
5.00%, 10/16/43 (Call 04/16/43)	400	463,153
5.60%, 03/31/34	300	356,909
5.85%, 03/15/36	100	122,183
6.10%, 06/01/40	324	411,493
6.20%, 10/15/37	550	696,043
7.25%, 08/15/38	450	627,171
7.63%, 01/15/39[a]	1,025	1,515,858
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	635	604,549
5.40%, 08/15/41 (Call 02/15/41)	26	27,927
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	130	127,671
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	475	450,934
5.10%, 09/15/45 (Call 03/15/45)	200	195,653
5.40%, 03/04/44 (Call 09/04/43)	600	601,900
5.80%, 11/15/43 (Call 05/15/43)	50	51,885
6.30%, 04/15/40	250	272,490

		34,693,702
REAL ESTATE INVESTMENT TRUSTS — 0.66%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	535	546,570
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	500	496,976
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	5	5,213
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	640	721,890
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	117	132,538
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	200	250,866
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	14	14,821
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	500	498,287
4.25%, 04/01/45 (Call 10/01/44)	316	336,018
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	302	300,258

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	$5	$5,337
5.88%, 03/15/35	250	306,207
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)[a]	14	15,908
4.75%, 03/15/42 (Call 09/15/41)	280	333,992
6.75%, 02/01/40 (Call 11/01/39)	550	817,562
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	447	454,041
5.70%, 09/30/43 (Call 03/30/43)	11	13,370
Welltower Inc.
5.13%, 03/15/43 (Call 09/15/42)	205	230,381
6.50%, 03/15/41 (Call 09/15/40)	200	260,939
Weyerhaeuser Co.
6.88%, 12/15/33	325	418,056
6.95%, 10/01/27	278	346,893
7.38%, 03/15/32	541	734,254

		7,240,377
RETAIL — 3.89%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	500	508,041
5.17%, 08/01/44 (Call 02/01/44)	175	170,881
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	1,100	1,315,800
5.13%, 07/20/45 (Call 01/20/45)	2,500	3,108,603
5.30%, 12/05/43 (Call 06/05/43)[a]	18	22,588
Darden Restaurants Inc.
6.80%, 10/15/37	235	281,901
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	121	138,161
4.25%, 04/01/46 (Call 10/01/45)	1,275	1,482,566
4.40%, 03/15/45 (Call 09/15/44)	776	919,049
4.88%, 02/15/44 (Call 08/15/43)	511	639,403
5.40%, 09/15/40 (Call 03/15/40)	21	27,452
5.88%, 12/16/36	1,425	1,959,983
5.95%, 04/01/41 (Call 10/01/40)	963	1,335,500
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)[a]	350	346,148
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	800	838,413
4.38%, 09/15/45 (Call 03/15/45)	750	862,264
4.65%, 04/15/42 (Call 10/15/41)	400	473,643
5.00%, 09/15/43 (Call 03/15/43)	600	744,271

Security	Principal (000s)	Value
5.50%, 10/15/35	$11	$13,963
5.80%, 10/15/36	16	21,042
5.80%, 04/15/40 (Call 10/15/39)	300	400,834
6.65%, 09/15/37	100	143,834
6.88%, 02/15/28	775	1,062,592
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	76	64,510
4.50%, 12/15/34 (Call 06/15/34)[a]	107	100,904
5.13%, 01/15/42 (Call 07/15/41)[a]	200	190,380
6.38%, 03/15/37[a]	213	233,607
6.70%, 07/15/34	200	223,960
6.90%, 04/01/29	850	959,565
6.90%, 01/15/32	50	55,934
McDonald’s Corp.
3.63%, 05/01/43	11	10,719
3.70%, 02/15/42	450	444,315
4.60%, 05/26/45 (Call 11/26/44)[a]	300	338,648
4.70%, 12/09/35 (Call 06/09/35)	500	572,517
4.88%, 07/15/40	6	6,875
4.88%, 12/09/45 (Call 06/09/45)	1,546	1,820,836
5.70%, 02/01/39	275	347,196
6.30%, 10/15/37	360	481,808
6.30%, 03/01/38	200	266,703
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	257	265,585
6.95%, 03/15/28	505	622,141
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)[a]	350	333,525
5.95%, 03/15/43	100	95,171
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)[a]	197	235,988
Target Corp.
3.63%, 04/15/46[a]	1,205	1,260,502
4.00%, 07/01/42[a]	1,121	1,238,522
6.35%, 11/01/32	282	385,747
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	83	85,841
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	1,561	1,769,632
4.30%, 04/22/44 (Call 10/22/43)[a]	922	1,097,979
4.75%, 10/02/43 (Call 04/02/43)	566	710,787
4.88%, 07/08/40	168	210,242
5.00%, 10/25/40	348	442,712

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.25%, 09/01/35	$1,200	$1,599,751
5.63%, 04/01/40	116	158,379
5.63%, 04/15/41	314	430,035
5.88%, 04/05/27	21	27,563
6.20%, 04/15/38	2,250	3,245,049
6.50%, 08/15/37	1,700	2,515,678
7.55%, 02/15/30	683	1,029,938
Walgreen Co.
4.40%, 09/15/42	125	132,882
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	150	162,477
4.65%, 06/01/46 (Call 12/01/45)	550	610,511
4.80%, 11/18/44 (Call 05/18/44)	969	1,089,739

		42,691,785
SEMICONDUCTORS — 0.74%
Analog Devices Inc.
5.30%, 12/15/45 (Call 06/15/45)	443	494,646
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	420	496,774
5.85%, 06/15/41	311	396,460
Intel Corp.
4.00%, 12/15/32	386	431,330
4.10%, 05/19/46 (Call 11/19/45)	450	492,371
4.25%, 12/15/42	371	411,911
4.80%, 10/01/41	1,080	1,287,352
4.90%, 07/29/45 (Call 01/29/45)	1,591	1,938,395
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)[a]	215	240,091
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	526	582,346
4.80%, 05/20/45 (Call 11/20/44)[a]	1,160	1,316,568

		8,088,244
SOFTWARE — 2.26%
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	1,000	1,030,446
3.50%, 02/12/35 (Call 08/12/34)	1,300	1,344,345
3.50%, 11/15/42	350	350,729
3.70%, 08/08/46 (Call 02/08/46)	2,500	2,597,185
3.75%, 05/01/43 (Call 11/01/42)	623	647,610
3.75%, 02/12/45 (Call 08/12/44)	428	446,379
4.00%, 02/12/55 (Call 08/12/54)	1,500	1,566,941
4.20%, 11/03/35 (Call 05/03/35)	521	586,141
4.45%, 11/03/45 (Call 05/03/45)	1,900	2,203,118

Security	Principal (000s)	Value
4.50%, 10/01/40	$404	$468,819
4.75%, 11/03/55 (Call 05/03/55)	500	592,659
4.88%, 12/15/43 (Call 06/15/43)	504	613,092
5.20%, 06/01/39	322	411,638
5.30%, 02/08/41	623	801,611
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	836	875,161
3.85%, 07/15/36 (Call 01/15/36)	1,000	1,050,686
3.90%, 05/15/35 (Call 11/15/34)	1,007	1,062,582
4.00%, 07/15/46 (Call 01/15/46)	1,595	1,680,900
4.13%, 05/15/45 (Call 11/15/44)	1,400	1,496,526
4.30%, 07/08/34 (Call 01/08/34)	982	1,083,816
4.38%, 05/15/55 (Call 11/15/54)[a]	354	380,764
4.50%, 07/08/44 (Call 01/08/44)	717	807,459
5.38%, 07/15/40	1,069	1,334,040
6.13%, 07/08/39	946	1,280,306
6.50%, 04/15/38	40	55,696

		24,768,649
TELECOMMUNICATIONS — 7.23%
America Movil SAB de CV
4.38%, 07/16/42[a]	643	674,425
6.13%, 11/15/37	125	156,280
6.13%, 03/30/40	1,321	1,671,972
6.38%, 03/01/35	145	184,902
AT&T Corp.
8.25%, 11/15/31[a]	945	1,389,648
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	851	851,269
4.35%, 06/15/45 (Call 12/15/44)	829	830,619
4.50%, 05/15/35 (Call 11/15/34)	1,208	1,276,254
4.75%, 05/15/46 (Call 11/15/45)	2,145	2,283,179
4.80%, 06/15/44 (Call 12/15/43)	2,420	2,585,742
5.15%, 03/15/42	1,066	1,183,067
5.35%, 09/01/40	1,107	1,255,227
5.55%, 08/15/41	307	357,700
5.65%, 02/15/47 (Call 08/15/46)	1,250	1,502,132
6.00%, 08/15/40 (Call 05/15/40)	259	313,231
6.15%, 09/15/34	647	779,927
6.30%, 01/15/38	2,358	2,937,565
6.35%, 03/15/40	325	407,465
6.38%, 03/01/41	633	794,101
6.40%, 05/15/38	350	448,499
6.45%, 06/15/34	540	665,843

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.50%, 09/01/37	$376	$487,940
6.55%, 02/15/39	586	766,814
AT&T Mobility LLC
7.13%, 12/15/31[a]	650	901,705
BellSouth Capital Funding Corp.
7.88%, 02/15/30[a]	36	49,906
BellSouth LLC
6.55%, 06/15/34	261	315,996
6.88%, 10/15/31	311	392,599
BellSouth Telecommunications LLC
6.38%, 06/01/28[a]	200	240,644
British Telecommunications PLC
9.38%, 12/15/30	1,391	2,263,837
Cisco Systems Inc.
5.50%, 01/15/40	1,791	2,367,185
5.90%, 02/15/39	567	775,503
Corning Inc.
4.70%, 03/15/37[a]	75	80,366
4.75%, 03/15/42	441	476,765
5.75%, 08/15/40	248	302,389
7.25%, 08/15/36 (Call 08/15/26)	205	251,333
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,854	2,900,817
9.25%, 06/01/32	219	362,073
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	442	494,779
5.05%, 04/27/45 (Call 10/27/44)	300	350,998
6.15%, 12/15/40	105	133,578
Juniper Networks Inc.
5.95%, 03/15/41	280	293,840
Koninklijke KPN NV
8.38%, 10/01/30	501	699,348
Motorola Solutions Inc.
5.50%, 09/01/44	246	234,940
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	556	863,209
Orange SA
5.38%, 01/13/42	271	336,638
5.50%, 02/06/44 (Call 08/06/43)[a]	724	923,497
9.00%, 03/01/31	1,405	2,243,605

Security	Principal (000s)	Value
Qwest Corp.
6.88%, 09/15/33 (Call 10/03/16)	$760	$758,100
7.13%, 11/15/43 (Call 10/03/16)[a]	323	323,000
7.25%, 10/15/35 (Call 10/03/16)	11	11,028
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	150	165,217
5.00%, 03/15/44 (Call 09/15/43)[a]	620	737,085
5.45%, 10/01/43 (Call 04/01/43)	21	25,965
7.50%, 08/15/38	845	1,184,722
Telefonica Emisiones SAU
7.05%, 06/20/36	1,275	1,701,777
Telefonica Europe BV
8.25%, 09/15/30	593	870,734
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	1,176	1,129,474
4.13%, 08/15/46 (Call 02/15/46)	120	120,349
4.27%, 01/15/36	1,650	1,728,804
4.40%, 11/01/34 (Call 05/01/34)	2,689	2,849,612
4.52%, 09/15/48	2,550	2,694,956
4.67%, 03/15/55	3,374	3,519,323
4.75%, 11/01/41	265	286,736
4.86%, 08/21/46	3,037	3,379,260
5.01%, 08/21/54	2,677	2,942,237
5.05%, 03/15/34 (Call 12/15/33)	851	964,321
5.85%, 09/15/35	730	905,694
6.00%, 04/01/41	948	1,191,457
6.25%, 04/01/37	16	20,418
6.40%, 09/15/33	800	1,035,824
6.40%, 02/15/38	401	517,713
6.55%, 09/15/43	2,996	4,074,766
6.90%, 04/15/38	800	1,085,676
Vodafone Group PLC
4.38%, 02/19/43	745	759,988
6.15%, 02/27/37	1,035	1,284,704
6.25%, 11/30/32	461	566,661
7.88%, 02/15/30	302	414,475

		79,309,427
TEXTILES — 0.04%
Cintas Corp. No. 2
6.15%, 08/15/36	332	425,327

		425,327

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	$151	$163,191
6.35%, 03/15/40	295	364,946
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	350	383,863
6.20%, 10/01/40[a]	61	72,354

		984,354
TRANSPORTATION — 2.85%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	415	451,904
4.15%, 04/01/45 (Call 10/01/44)	798	895,220
4.38%, 09/01/42 (Call 03/01/42)	437	499,740
4.40%, 03/15/42 (Call 09/15/41)	463	530,631
4.45%, 03/15/43 (Call 09/15/42)	11	12,740
4.55%, 09/01/44 (Call 03/01/44)	457	539,716
4.70%, 09/01/45 (Call 03/01/45)	661	799,592
4.90%, 04/01/44 (Call 10/01/43)	1,281	1,580,889
4.95%, 09/15/41 (Call 03/15/41)[a]	114	139,836
5.05%, 03/01/41 (Call 09/01/40)	26	32,228
5.15%, 09/01/43 (Call 03/01/43)	173	219,672
5.40%, 06/01/41 (Call 12/01/40)	270	349,314
5.75%, 05/01/40 (Call 11/01/39)	466	621,836
6.15%, 05/01/37	161	218,544
6.20%, 08/15/36	350	474,645
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	450	449,344
3.50%, 11/15/42 (Call 05/15/42)	170	175,628
4.50%, 11/07/43 (Call 05/07/43)	255	305,059
6.20%, 06/01/36	320	445,389
6.25%, 08/01/34	111	153,409
6.38%, 11/15/37	200	285,648
6.90%, 07/15/28	820	1,171,005
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	122	140,286
4.80%, 08/01/45 (Call 02/01/45)	100	117,523
5.75%, 03/15/33	107	129,967
5.75%, 01/15/42	261	335,460
5.95%, 05/15/37	16	20,291
6.13%, 09/15/15 (Call 03/15/15)	256	317,687
7.13%, 10/15/31	790	1,099,051

Security	Principal (000s)	Value
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	$300	$307,424
4.10%, 03/15/44 (Call 09/15/43)	902	975,015
4.40%, 03/01/43 (Call 09/01/42)	200	222,980
4.50%, 08/01/54 (Call 02/01/54)	539	593,557
4.75%, 05/30/42 (Call 11/30/41)	500	578,645
5.50%, 04/15/41 (Call 10/15/40)	70	88,198
6.00%, 10/01/36	496	643,564
6.15%, 05/01/37	75	99,330
6.22%, 04/30/40	105	142,860
FedEx Corp.
3.88%, 08/01/42	309	310,373
3.90%, 02/01/35[a]	1,186	1,233,965
4.10%, 04/15/43	52	54,084
4.10%, 02/01/45	200	208,672
4.50%, 02/01/65	86	89,892
4.55%, 04/01/46 (Call 10/01/45)	775	865,381
4.75%, 11/15/45 (Call 05/15/45)	600	686,724
4.90%, 01/15/34	338	391,155
5.10%, 01/15/44	416	495,767
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	100	105,045
4.95%, 08/15/45 (Call 02/15/45)	476	549,067
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)[a]	441	502,251
4.65%, 01/15/46 (Call 07/15/45)	585	687,963
4.80%, 08/15/43 (Call 02/15/43)	1,024	1,213,462
4.84%, 10/01/41	479	565,094
6.00%, 03/15/05	11	13,632
6.00%, 05/23/11	436	540,691
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	161	179,965
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	516	529,824
3.88%, 02/01/55 (Call 08/01/54)	675	700,704
4.05%, 11/15/45 (Call 05/15/45)	381	424,087
4.05%, 03/01/46 (Call 09/01/45)	420	468,629
4.15%, 01/15/45 (Call 07/15/44)	75	84,384
4.30%, 06/15/42 (Call 12/15/41)	609	692,769
4.38%, 11/15/65 (Call 05/15/65)	6	6,651
4.75%, 09/15/41 (Call 03/15/41)	8	9,597
4.75%, 12/15/43 (Call 06/15/43)	100	121,067
4.82%, 02/01/44 (Call 08/01/43)	570	694,056

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.85%, 06/15/44 (Call 12/15/43)	$14	$17,142
6.63%, 02/01/29	307	423,619
United Parcel Service Inc.
3.63%, 10/01/42	105	114,264
4.88%, 11/15/40 (Call 05/15/40)	530	679,000
6.20%, 01/15/38[a]	788	1,147,587
United Parcel Service of America Inc.
8.38%, 04/01/30[c]	214	317,316

		31,287,706
TRUCKING & LEASING — 0.05%
GATX Corp.
4.50%, 03/30/45 (Call 09/30/44)	200	186,954
5.20%, 03/15/44 (Call 09/15/43)	300	316,764

		503,718
WATER — 0.15%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	16	18,585
4.30%, 09/01/45 (Call 03/01/45)	500	583,980
6.59%, 10/15/37	239	347,901
United Utilities PLC
6.88%, 08/15/28	300	351,074
Veolia Environnement SA
6.75%, 06/01/38	250	339,094

		1,640,634

TOTAL CORPORATE BONDS & NOTES
(Cost: $864,274,766)		918,165,065

FOREIGN GOVERNMENT OBLIGATIONS[d] — 6.54%

CANADA — 0.21%
Province of Quebec Canada
7.50%, 09/15/29	1,500	2,271,931

		2,271,931
CHILE — 0.05%
Chile Government International Bond
3.63%, 10/30/42[a]	450	488,091

		488,091
COLOMBIA — 0.60%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	400	433,306
5.63%, 02/26/44 (Call 08/26/43)	2,400	2,779,011
6.13%, 01/18/41[a]	1,500	1,811,232

Security	Principal (000s)	Value
7.38%, 09/18/37	$900	$1,208,128
10.38%, 01/28/33	200	314,994

		6,546,671
ISRAEL — 0.08%
Israel Government International Bond
4.50%, 01/30/43	800	914,000

		914,000
ITALY — 0.15%
Italy Government International Bond
5.38%, 06/15/33	1,342	1,657,306

		1,657,306
MEXICO — 1.33%
Mexico Government International Bond
4.35%, 01/15/47	500	518,271
4.60%, 01/23/46	2,400	2,587,643
4.75%, 03/08/44	2,290	2,519,105
5.55%, 01/21/45[a]	1,300	1,597,445
5.75%, 10/12/49	2,130	2,428,295
6.05%, 01/11/40	1,000	1,288,132
6.75%, 09/27/34[a]	1,025	1,423,038
7.50%, 04/08/33	477	702,791
8.30%, 08/15/31	955	1,545,871

		14,610,591
PANAMA — 0.42%
Panama Government International Bond
6.70%, 01/26/36[a]	1,480	2,076,413
8.88%, 09/30/27	600	906,948
9.38%, 04/01/29[a]	1,030	1,619,428

		4,602,789
PERU — 0.58%
Peruvian Government International Bond
4.13%, 08/25/27[a]	1,150	1,306,153
5.63%, 11/18/50[a]	1,275	1,692,102
6.55%, 03/14/37[a]	495	703,071
8.75%, 11/21/33[a]	1,650	2,699,011

		6,400,337

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
PHILIPPINES — 1.00%
Philippine Government International Bond
3.95%, 01/20/40	$1,200	$1,389,000
5.00%, 01/13/37	1,600	2,090,000
6.38%, 01/15/32	1,500	2,141,250
6.38%, 10/23/34	1,600	2,348,000
7.75%, 01/14/31	1,400	2,212,000
9.50%, 02/02/30[a]	450	785,250

		10,965,500
SOUTH AFRICA — 0.10%
South Africa Government International Bond
5.38%, 07/24/44[a]	800	875,000
6.25%, 03/08/41[a]	200	240,500

		1,115,500
SOUTH KOREA — 0.09%
Korea International Bond
4.13%, 06/10/44[a]	700	952,801

		952,801
SUPRANATIONAL — 0.37%
Asian Development Bank
5.82%, 06/16/28	310	413,895
European Investment Bank
4.88%, 02/15/36	845	1,186,251
Inter-American Development Bank
3.20%, 08/07/42	300	335,022
3.88%, 10/28/41	500	624,587
4.38%, 01/24/44	700	944,044
International Bank for Reconstruction & Development
4.75%, 02/15/35	440	600,509

		4,104,308
TURKEY — 1.12%
Turkey Government International Bond
4.88%, 04/16/43	1,400	1,337,000
6.00%, 01/14/41	200	219,500
6.63%, 02/17/45	2,600	3,107,000
6.75%, 05/30/40	800	955,000
6.88%, 03/17/36	2,200	2,631,750
7.25%, 03/05/38[a]	800	1,002,000

Security	Principal (000s)	Value
8.00%, 02/14/34	$1,400	$1,853,250
11.88%, 01/15/30	720	1,221,300

		12,326,800
URUGUAY — 0.44%
Uruguay Government International Bond
4.13%, 11/20/45	300	288,000
4.38%, 10/27/27	1,350	1,460,700
5.10%, 06/18/50[a]	1,750	1,846,425
7.63%, 03/21/36[a]	865	1,236,950

		4,832,075

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $67,734,371)		71,788,700

MUNICIPAL DEBT OBLIGATIONS — 7.81%

CALIFORNIA — 2.55%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	200,497
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	700	1,087,296
Series S-1
6.79%, 04/01/30	250	326,220
7.04%, 04/01/50	750	1,234,522
Series S-3
6.91%, 10/01/50	100	164,379
California State Public Works Board RB BAB
Series G-2
8.36%, 10/01/34	360	558,374
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	530	742,201
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	320	494,861
County of Sonoma CA RB
Series A
6.00%, 12/01/29 (GTD)	550	679,899

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	$340	$474,885
Los Angeles Community College District/CA GO BAB
6.60%, 08/01/42	250	389,218
6.75%, 08/01/49	500	815,480
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	400	526,884
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	350	547,834
Los Angeles Department of Water & Power RB BAB
Series A
6.60%, 07/01/50	550	881,144
Series D
6.57%, 07/01/45	550	857,604
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	1,075,336
6.76%, 07/01/34	550	805,332
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	550	822,322
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	100	132,318
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	300	437,490
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	400	580,104
State of California GO BAB
7.30%, 10/01/39	795	1,229,666
7.35%, 11/01/39	700	1,086,652
7.50%, 04/01/34	2,475	3,805,189

Security	Principal (000s)	Value
7.55%, 04/01/39	$1,550	$2,511,620
7.60%, 11/01/40	800	1,320,000
7.63%, 03/01/40[a]	300	484,104
7.95%, 03/01/36 (Call 03/01/20)	750	901,515
University of California RB
Series AD
4.86%, 05/15/12	780	929,214
Series AN
4.77%, 05/15/44 (Call 05/15/24)	650	714,597
University of California RB BAB
5.77%, 05/15/43	200	271,948
5.95%, 05/15/45	650	890,571

		27,979,276
COLORADO — 0.10%
Colorado Bridge Enterprise RB BAB
Series A
6.08%, 12/01/40	300	414,807
Denver City & County School District No. 1 COP
Series B
7.02%, 12/15/37	435	635,683

		1,050,490
CONNECTICUT — 0.13%
State of Connecticut GO
Series A
5.85%, 03/15/32	200	259,134
State of Connecticut GO BAB
5.09%, 10/01/30	200	235,492
5.63%, 12/01/29	720	898,114

		1,392,740
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	200	238,690

		238,690
GEORGIA — 0.18%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	350	476,763
Project P, Series 2010A
7.06%, 04/01/57	1,200	1,495,560

		1,972,323

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
ILLINOIS — 0.84%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	$600	$790,584
Series B
6.90%, 12/01/40	225	294,068
Chicago Transit Authority RB BAB
Series B
6.20%, 12/01/40	120	148,267
City of Chicago IL GO
Series C
7.78%, 01/01/35	1,000	1,147,580
County of Cook IL GO BAB
6.23%, 11/15/34	200	253,476
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	580	791,219
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	500	635,120
State of Illinois GO
5.10%, 06/01/33	4,190	4,085,627
5.65%, 12/01/38	725	735,332
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	300	327,612

		9,208,885
KANSAS — 0.04%
Kansas Development Finance Authority RB
Series H
4.73%, 04/15/37	100	111,111
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	360,972

		472,083
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	210,009

		210,009

Security	Principal (000s)	Value
MARYLAND — 0.02%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	$200	$271,762

		271,762
MASSACHUSETTS — 0.34%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	299,765
Series E
5.46%, 12/01/39	695	952,511
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	350	484,344
Massachusetts Clean Water Trust (The) RB BAB
Series B
5.19%, 08/01/40	550	674,768
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	450	633,353
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	550	719,603

		3,764,344
MISSOURI — 0.14%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
3.65%, 01/15/46	250	278,293
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	500	633,560
University of Missouri RB BAB
5.79%, 11/01/41	400	577,744

		1,489,597

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	$120	$187,520

		187,520
NEW JERSEY — 0.48%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	675	850,486
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,225	1,880,853
Series F
7.41%, 01/01/40	600	955,218
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	1,020	1,154,915
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	350	437,042

		5,278,514
NEW YORK — 1.38%
City of New York NY GO BAB
5.85%, 06/01/40	290	405,403
5.99%, 12/01/36	145	197,403
6.27%, 12/01/37	625	894,962
Series C-1
5.52%, 10/01/37	185	245,539
Housing Development Corp./NY RB
3.71%, 02/15/48	500	524,175
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	351,635
Series 2010-A
6.67%, 11/15/39	425	616,853
Series A
5.87%, 11/15/39	350	463,995
Series B
6.65%, 11/15/39	350	502,849

Security	Principal (000s)	Value
Series C-1
6.69%, 11/15/40	$325	$469,687
Series E
6.81%, 11/15/40	400	585,924
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series G-3
5.27%, 05/01/27[a]	450	559,165
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	267,006
5.57%, 11/01/38	250	332,668
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	550	765,897
5.75%, 06/15/41	275	397,884
5.88%, 06/15/44	550	801,988
6.01%, 06/15/42	350	516,933
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	625	822,600
5.50%, 03/15/30	200	250,236
5.63%, 03/15/39	350	459,508
New York State Urban Development Corp. RB BAB
5.84%, 03/15/40	350	469,567
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	835	984,064
4.82%, 06/01/45 (Call 06/01/25)	100	112,723
4.93%, 10/01/51	1,000	1,292,730
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,250	1,428,300
Series 192
4.81%, 10/15/65	300	372,753

		15,092,447
OHIO — 0.34%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	620	937,173
8.08%, 02/15/50	500	842,365

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Ohio State University (The) RB
Series A
3.80%, 12/01/46	$500	$555,200
4.80%, 06/01/11	200	236,694
Ohio State University (The) RB BAB
4.91%, 06/01/40	550	704,066
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	400	474,396

		3,749,894
OREGON — 0.11%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	309,245
5.68%, 06/30/28 (NPFGC)	500	628,665
State of Oregon Department of Transportation RB BAB
Series 2010-A
5.83%, 11/15/34	175	243,304

		1,181,214
PENNSYLVANIA — 0.09%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	300	370,320
Pennsylvania Turnpike Commission RB BAB
Series B
5.56%, 12/01/49	480	660,710

		1,031,030
SOUTH CAROLINA — 0.05%
South Carolina Public Service Authority RB
Series C
5.78%, 12/01/41	400	526,172

		526,172
TEXAS — 0.78%
City of Houston TX Combined Utility System Revenue RB
Series B
3.83%, 05/15/28	300	337,551

Security	Principal (000s)	Value
City of Houston TX GOL
Series A
6.29%, 03/01/32	$495	$626,630
City Public Service Board of San Antonio TX RB
4.43%, 02/01/42	250	300,268
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	550	762,058
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	625,485
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	340	483,177
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	250	338,950
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	654,764
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	550	657,668
State of Texas GO BAB
5.52%, 04/01/39	675	957,049
Series A
4.63%, 04/01/33	500	620,070
4.68%, 04/01/40	300	383,031
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	825	1,058,722
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	416,491
Series D
5.13%, 08/15/42	250	331,343

		8,553,257

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Security	Principal or Shares (000s)	Value
UTAH — 0.03%
Utah Transit Authority RB BAB
Series B
5.94%, 06/15/39	$250	$351,710

		351,710
VIRGINIA — 0.04%
University of Virginia RB BAB
6.20%, 09/01/39	300	452,493

		452,493
WASHINGTON — 0.11%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	204,950
State of Washington GO BAB
5.14%, 08/01/40	750	1,019,047

		1,223,997

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $79,920,088)		85,678,447

SHORT-TERM INVESTMENTS — 7.05%

MONEY MARKET FUNDS — 7.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.65%[e,f,g]	66,279	66,279,558
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[e,f]	11,130	11,129,578

		77,409,136

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,409,136)		77,409,136

TOTAL INVESTMENTS IN SECURITIES — 105.07%
(Cost: $1,089,338,361)[h]		1,153,041,348
Other Assets, Less Liabilities — (5.07)%		(55,678,562)

NET ASSETS — 100.00%		$1,097,362,786

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[h]	The cost of investments for federal income tax purposes was $1,089,578,396. Net unrealized appreciation was $63,462,952, of which $67,890,544 represented gross unrealized appreciation on securities and $4,427,592 represented gross unrealized depreciation on securities.

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$918,165,065	$—	$918,165,065
Foreign government obligations	—	71,788,700	—	71,788,700
Municipal debt obligations	—	85,678,447	—	85,678,447
Money market funds	77,409,136	—	—	77,409,136

Total	$77,409,136	$1,075,632,212	$—	$1,153,041,348

See notes to financial statements.

SCHEDULE OF INVESTMENTS	41

Statement of Assets and Liabilities (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2016

ASSETS
Investments, at cost:
Unaffiliated	$1,011,929,225
Affiliated (Note 2)	77,409,136

Total cost of investments	$1,089,338,361

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,075,632,212
Affiliated (Note 2)	77,409,136

Total fair value of investments	1,153,041,348
Receivables:
Investment securities sold	6,074,516
Interest	12,942,101

Total Assets	1,172,057,965

LIABILITIES
Payables:
Investment securities purchased	8,001,157
Collateral for securities on loan (Note 1)	66,279,558
Securities related to in-kind transactions (Note 4)	228,646
Investment advisory fees (Note 2)	185,818

Total Liabilities	74,695,179

NET ASSETS	$1,097,362,786

Net assets consist of:
Paid-in capital	$1,039,276,771
Undistributed net investment income	3,118,895
Accumulated net realized loss	(8,735,867)
Net unrealized appreciation	63,702,987

NET ASSETS	$1,097,362,786

Shares outstanding[b]	17,200,000

Net asset value per share	$63.80

[a]	Securities on loan with a value of $64,742,081. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

Six months ended August 31, 2016

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$16,630
Interest — unaffiliated	20,428,849
Securities lending income — affiliated — net (Note 2)	83,816

Total investment income	20,529,295

EXPENSES
Investment advisory fees (Note 2)	967,632

Total expenses	967,632

Net investment income	19,561,663

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	42,951
In-kind redemptions — unaffiliated	2,459,567

Net realized gain (loss)	2,502,518

Net change in unrealized appreciation/depreciation	109,145,410

Net realized and unrealized gain (loss)	111,647,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,209,591

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets

iSHARES® 10+ YEAR CREDIT BOND ETF

	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,561,663	$34,700,930
Net realized gain (loss)	2,502,518	(13,258,830)
Net change in unrealized appreciation/depreciation	109,145,410	(71,068,547)

Net increase (decrease) in net assets resulting from operations	131,209,591	(49,626,447)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,173,478)	(34,627,351)

Total distributions to shareholders	(19,173,478)	(34,627,351)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	236,532,140	256,417,622
Cost of shares redeemed	(36,753,384)	(236,992,062)

Net increase in net assets from capital share transactions	199,778,756	19,425,560

INCREASE (DECREASE) IN NET ASSETS	311,814,869	(64,828,238)

NET ASSETS
Beginning of period	785,547,917	850,376,155

End of period	$1,097,362,786	$785,547,917

Undistributed net investment income included in net assets at end of period	$3,118,895	$2,730,710

SHARES ISSUED AND REDEEMED
Shares sold	3,900,000	4,400,000
Shares redeemed	(600,000)	(4,100,000)

Net increase in shares outstanding	3,300,000	300,000

See notes to financial statements.

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$56.51	$62.53	$57.87	$61.05	$59.51	$52.53

Income from investment operations:
Net investment income[a]	1.24	2.55	2.59	2.68	2.65	2.72
Net realized and unrealized gain (loss)[b]	7.29	(6.02)	4.59	(3.03)	1.59	6.88

Total from investment operations	8.53	(3.47)	7.18	(0.35)	4.24	9.60

Less distributions from:
Net investment income	(1.24)	(2.55)	(2.52)	(2.74)	(2.70)	(2.62)
Net realized gain	—	—	—	(0.09)	—	—

Total distributions	(1.24)	(2.55)	(2.52)	(2.83)	(2.70)	(2.62)

Net asset value, end of period	$63.80	$56.51	$62.53	$57.87	$61.05	$59.51

Total return	15.26%[c]	(5.53)%	12.64%	(0.41)%[d]	7.22%	18.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,097,363	$785,548	$850,376	$283,548	$421,254	$196,391
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.04%	4.40%	4.28%	4.67%	4.33%	4.79%
Portfolio turnover rate[f]	4%	11%	23%	12%	10%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Notes to Financial Statements (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
10+ Year Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Fund with regard to the reinvestment of cash collateral received for securities on loan. The Fund may be exposed to additional risk from reinvesting the cash collateral in money market funds that do not maintain a fixed NAV per share of $1.00.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of August 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2016 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2016:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas Prime Brokerage Inc.	$745,049	$745,049	$—
BNP Paribas Prime Brokerage International Ltd.	174,355	174,355	—
Citigroup Global Markets Inc.	10,667,131	10,667,131	—
Credit Suisse Securities (USA) LLC	1,196,324	1,196,324	—
Deutsche Bank Securities Inc.	7,648,382	7,648,382	—
Goldman Sachs & Co.	6,097,623	6,097,623	—
HSBC Securities (USA) Inc.	3,506,195	3,506,195	—
JPMorgan Clearing Corp.	13,610,853	13,610,853	—
Merrill Lynch, Pierce, Fenner & Smith	5,845,623	5,845,623	—
Morgan Stanley & Co. LLC	10,172,541	10,172,541	—
SG Americas Securities LLC	146,832	146,832	—
State Street Bank & Trust Company	165,587	165,587	—
Wells Fargo Securities LLC	4,765,586	4,765,586	—

	$64,742,081	$64,742,081	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2016, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $32,764.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2016, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $2,717,770 and $1,755,962, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends - affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August, 2016 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$ 960,236	$975,545	$114,143,980	$40,196,257

In-kind transactions (see Note 4) for the six months ended August 31, 2016 were as follows:

In-kind Purchases	In-kind Sales
$161,587,942	$35,404,023

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its direct and/or indirect investment in fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be directly and/or indirectly subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2016, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $5,025,605 available to offset future realized capital gains.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® 10+ YEAR CREDIT BOND ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	55

Supplemental Information (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$1.212944	$—	$0.027269	$1.240213	98%	—%	2%	100%

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Bloomberg Finance L.P. or Barclays Capital Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-207-0816

AUGUST 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | NYSE Arca
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NYSE Arca

Fund Performance Overview

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2016

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (formerly the Barclays U.S. Intermediate Government/Credit Bond Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 2.26%, net of fees, while the total return for the Index was 2.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.88%	3.86%	4.07%	3.88%	3.86%	4.07%
5 Years	2.20%	2.19%	2.39%	11.50%	11.43%	12.56%
Since Inception	4.01%	4.01%	4.16%	46.20%	46.13%	48.26%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,014.40	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/16

Investment Type	Percentage of Total Investments[1]

U.S. Government & Agency Obligations	60.62%
Corporate Bonds & Notes	34.20
Foreign Government Obligations	5.04
Municipal Debt Obligations	0.14

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	64.89%
Aa	4.66
A	13.46
Baa	15.30
Ba	1.08
Not Rated	0.61

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2016

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (formerly the Barclays U.S. Government/Credit Bond Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 4.33%, net of fees, while the total return for the Index was 4.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.60%	6.49%	6.81%	6.60%	6.49%	6.81%
5 Years	3.29%	3.36%	3.49%	17.54%	17.96%	18.69%
Since Inception	4.78%	4.78%	4.91%	56.90%	56.92%	58.81%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,043.30	$1.03	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/16

Investment Type	Percentage of Total Investments[1]

U.S. Government & Agency Obligations	55.96%
Corporate Bonds & Notes	38.14
Foreign Government Obligations	4.60
Municipal Debt Obligations	1.30

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	59.89%
Aa	5.27
A	15.03
Baa	18.15
Ba	1.22
Not Rated	0.44

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® AGENCY BOND ETF

Performance as of August 31, 2016

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (formerly the Barclays U.S. Agency Bond Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 1.44%, net of fees, while the total return for the Index was 1.47%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.13%	3.13%	3.25%	3.13%	3.13%	3.25%
5 Years	1.85%	1.87%	1.91%	9.62%	9.70%	9.91%
Since Inception	3.12%	3.13%	3.19%	27.15%	27.22%	27.83%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,022.60	$1.02	$1,000.00	$1,024.20	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/16

Investment Type	Percentage of Total Investments*

U.S. Government Agency Obligations	96.24%
Foreign Government Obligations	3.76

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 8/31/16

Maturity	Percentage of Total Investments*

0-1 Year	2.46%
1-5 Years	77.24
5-10 Years	8.28
10-15 Years	6.63
15-20 Years	3.14
More than 20 Years	2.25

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MBS ETF

Performance as of August 31, 2016

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (formerly the Barclays U.S. MBS Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 1.52%, net of fees, while the total return for the Index was 1.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.56%	3.56%	3.93%	3.56%	3.56%	3.93%
5 Years	2.35%	2.32%	2.63%	12.33%	12.16%	13.84%
Since Inception	4.15%	4.15%	4.53%	46.98%	46.97%	52.04%

The inception date of the Fund was 3/13/07. The first day of secondary market trading was 3/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.20	$1.27	$1,000.00	$1,023.90	$1.28	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY ISSUER As of 8/31/16

Issuer	Percentage of Total Investments*

Federal National Mortgage Association	44.90%
Government National Mortgage Association	27.73
Federal Home Loan Mortgage Corp.	27.37

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 8/31/16

Maturity	Percentage of Total Investments*

1-5 Years	0.06%
5-10 Years	0.93
10-15 Years	9.66
15-20 Years	6.91
More than 20 Years	82.44

TOTAL	100.00%

*	Excludes money market funds.

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2016 and held through August 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 33.91%

ADVERTISING — 0.07%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$52,128
4.00%, 03/15/22	175	184,959
Omnicom Group Inc.
3.63%, 05/01/22	700	745,133
3.65%, 11/01/24 (Call 08/01/24)	45	47,966
WPP Finance 2010
3.75%, 09/19/24	250	267,029
4.75%, 11/21/21	200	223,654

		1,520,869
AEROSPACE & DEFENSE — 0.33%
Boeing Co. (The)
0.95%, 05/15/18	60	59,903
1.65%, 10/30/20 (Call 09/30/20)	30	30,117
2.25%, 06/15/26 (Call 03/15/26)	310	310,820
2.60%, 10/30/25 (Call 07/30/25)	40	41,358
2.85%, 10/30/24 (Call 07/30/24)	85	89,442
4.88%, 02/15/20	225	250,471
6.00%, 03/15/19	300	334,825
Embraer Netherlands Finance BV
5.05%, 06/15/25	500	504,375
General Dynamics Corp.
1.00%, 11/15/17	200	200,010
2.13%, 08/15/26 (Call 05/15/26)	135	133,753
Harris Corp.
5.55%, 10/01/21	200	229,142
L-3 Communications Corp.
5.20%, 10/15/19	200	219,564
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	200	206,532
2.90%, 03/01/25 (Call 12/01/24)	350	362,797
3.10%, 01/15/23 (Call 11/15/22)	345	363,962

Security	Principal (000s)	Value
3.35%, 09/15/21	$300	$320,348
3.55%, 01/15/26 (Call 10/15/25)	250	271,529
4.25%, 11/15/19	300	325,972
Northrop Grumman Corp.
1.75%, 06/01/18	400	403,133
3.25%, 08/01/23	300	321,322
3.50%, 03/15/21	25	26,641
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	725	750,513
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	150	163,382
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	65	67,531
United Technologies Corp.
3.10%, 06/01/22	150	160,767
5.38%, 12/15/17	497	524,270
6.13%, 02/01/19	250	278,449

		6,950,928
AGRICULTURE — 0.36%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	150	155,828
2.85%, 08/09/22	54	56,617
4.00%, 01/31/24	565	634,258
4.75%, 05/05/21	600	681,628
9.70%, 11/10/18	10	11,762
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	300	302,093
4.48%, 03/01/21	250	278,473
5.45%, 03/15/18	10	10,639
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	250	252,311
3.50%, 11/24/20 (Call 10/24/20)[a]	220	228,342
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	250	266,124

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	$100	$101,076
2.13%, 05/10/23 (Call 03/10/23)	135	134,712
2.50%, 08/22/22	150	154,368
2.63%, 03/06/23	250	257,660
3.25%, 11/10/24	250	267,656
3.38%, 08/11/25 (Call 05/11/25)	375	403,575
3.60%, 11/15/23	200	218,295
4.50%, 03/26/20	250	275,687
5.65%, 05/16/18	927	996,766
Reynolds American Inc.
2.30%, 08/21/17	250	252,297
2.30%, 06/12/18	200	202,991
3.25%, 06/12/20	100	105,159
4.45%, 06/12/25 (Call 03/12/25)	330	370,292
4.85%, 09/15/23	500	571,280
8.13%, 06/23/19	250	291,611

		7,481,500
AIRLINES — 0.08%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	200	217,259
American Airlines 2015-1 Pass Through Trust Class B
3.70%, 11/01/24	182	177,111
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	104	111,211
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	27	28,124
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	366	389,905
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	350	358,471
2.75%, 11/06/19 (Call 10/06/19)	90	92,827

Security	Principal (000s)	Value
United Airlines 2016-1 Pass Through Trust Class AA
3.10%, 01/07/30	$250	$258,750

		1,633,658
APPAREL — 0.02%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	225	232,092
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	200	215,598

		447,690
AUTO MANUFACTURERS — 0.83%
American Honda Finance Corp.
1.20%, 07/14/17	350	350,729
1.60%, 07/13/18	260	262,031
1.65%, 07/12/21	175	174,423
1.70%, 02/22/19	590	595,954
2.15%, 03/13/20	175	178,713
2.25%, 08/15/19	250	256,465
2.45%, 09/24/20	250	258,020
Ford Motor Credit Co. LLC
2.46%, 03/27/20	400	402,155
2.55%, 10/05/18	500	507,726
2.60%, 11/04/19	500	509,064
3.16%, 08/04/20	1,000	1,027,774
3.20%, 01/15/21	250	257,402
3.22%, 01/09/22	500	513,835
4.13%, 08/04/25	1,000	1,060,115
4.25%, 09/20/22	555	600,130
8.13%, 01/15/20	750	889,312
General Motors Co.
3.50%, 10/02/18	100	102,851
General Motors Financial Co. Inc.
3.10%, 01/15/19	280	285,565
3.15%, 01/15/20 (Call 12/15/19)	735	750,438
3.70%, 11/24/20 (Call 10/24/20)	360	374,305
4.00%, 01/15/25 (Call 10/15/24)	1,250	1,270,049
4.20%, 03/01/21 (Call 02/01/21)	450	476,379

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.38%, 09/25/21	$200	$213,796
4.75%, 08/15/17	665	684,167
5.25%, 03/01/26 (Call 12/01/25)	255	281,761
PACCAR Financial Corp.
1.30%, 05/10/19	75	74,892
1.40%, 05/18/18	125	125,644
1.45%, 03/09/18	100	100,609
2.25%, 02/25/21	250	255,250
2.50%, 08/14/20	100	103,314
Toyota Motor Credit Corp.
1.25%, 10/05/17	200	200,335
1.38%, 01/10/18	18	18,072
1.45%, 01/12/18	489	491,338
1.55%, 07/13/18	470	473,065
1.70%, 02/19/19	881	888,789
2.00%, 10/24/18	300	304,651
2.13%, 07/18/19	1,325	1,355,634
2.15%, 03/12/20	225	229,614
2.63%, 01/10/23[a]	325	336,301
3.40%, 09/15/21	200	214,840

		17,455,507
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	65	66,304
Delphi Corp.
5.00%, 02/15/23 (Call 09/30/16)	389	409,422
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	25	26,667
3.75%, 12/01/21 (Call 09/01/21)	200	210,903
4.25%, 03/01/21	36	38,696
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	250	272,797

		1,024,789
BANKS — 9.79%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	365	368,056

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	$500	$500,287
1.50%, 01/16/18	250	250,184
1.60%, 07/15/19	250	249,828
2.30%, 06/01/21	250	253,939
3.70%, 11/16/25	250	275,638
Bank of America Corp.
2.00%, 01/11/18	1,100	1,105,218
2.60%, 01/15/19	1,150	1,175,184
2.63%, 04/19/21	770	786,352
3.30%, 01/11/23	500	520,719
3.50%, 04/19/26	645	671,852
3.88%, 08/01/25	50	53,606
4.00%, 01/22/25	1,250	1,302,566
4.10%, 07/24/23	250	271,576
4.13%, 01/22/24	1,200	1,308,073
4.20%, 08/26/24	355	376,017
4.45%, 03/03/26	590	635,539
5.49%, 03/15/19	200	215,879
5.63%, 07/01/20	1,050	1,185,157
5.65%, 05/01/18	260	276,908
5.70%, 01/24/22	1,575	1,836,532
5.75%, 12/01/17	120	126,142
6.50%, 07/15/18	100	108,621
6.88%, 04/25/18	1,140	1,236,032
6.88%, 11/15/18	80	88,838
7.63%, 06/01/19	302	348,060
Series L
1.95%, 05/12/18	500	503,454
2.25%, 04/21/20	485	489,727
3.95%, 04/21/25	155	160,872
Bank of America N.A.
5.30%, 03/15/17	500	510,584
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	200	200,280
1.35%, 08/28/18	250	250,169
1.40%, 04/10/18	18	18,015
1.45%, 04/09/18 (Call 03/09/18)	525	525,823
1.90%, 08/27/21	250	249,163
2.38%, 01/25/19 (Call 12/25/18)	576	587,904

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.55%, 11/06/22 (Call 10/06/22)	$50	$51,048
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)	600	600,816
1.35%, 03/06/18 (Call 02/06/18)	100	100,077
1.60%, 05/22/18 (Call 04/22/18)	100	100,412
2.10%, 08/01/18 (Call 07/02/18)	192	194,514
2.10%, 01/15/19 (Call 12/15/18)	462	468,899
2.20%, 05/15/19 (Call 04/15/19)	475	484,078
2.30%, 09/11/19 (Call 08/11/19)	400	409,134
2.45%, 11/27/20 (Call 10/27/20)	190	195,070
2.45%, 08/17/26 (Call 05/17/26)	500	499,166
2.50%, 04/15/21 (Call 03/15/21)	250	257,252
2.80%, 05/04/26 (Call 02/04/26)	500	515,119
3.00%, 02/24/25 (Call 01/24/25)	85	89,196
3.40%, 05/15/24 (Call 04/15/24)	190	204,273
3.65%, 02/04/24 (Call 01/05/24)	200	218,873
Bank of Nova Scotia (The)
1.30%, 07/21/17	250	250,332
1.45%, 04/25/18	122	122,068
1.70%, 06/11/18 (Call 05/11/18)	550	552,425
1.95%, 01/15/19	200	201,975
2.05%, 10/30/18	500	505,877
2.35%, 10/21/20	327	333,734
2.45%, 03/22/21	250	256,187
2.80%, 07/21/21	350	364,124
4.38%, 01/13/21	150	165,280
4.50%, 12/16/25	250	266,222

Security	Principal (000s)	Value
Barclays Bank PLC
6.75%, 05/22/19	$100	$111,954
Barclays PLC
2.00%, 03/16/18	200	200,013
2.75%, 11/08/19	400	403,595
2.88%, 06/08/20	1,150	1,155,874
3.65%, 03/16/25	610	604,737
4.38%, 01/12/26	595	619,867
5.20%, 05/12/26	250	259,255
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	10	10,013
2.05%, 06/19/18 (Call 05/15/18)	10	10,127
2.05%, 05/10/21 (Call 04/09/21)	250	252,077
2.45%, 01/15/20 (Call 12/15/19)	800	821,420
3.95%, 03/22/22 (Call 02/22/22)	100	107,744
6.85%, 04/30/19	162	184,069
BNP Paribas SA
2.38%, 09/14/17	175	176,666
2.40%, 12/12/18	34	34,610
2.45%, 03/17/19	275	280,567
2.70%, 08/20/18	816	834,202
3.25%, 03/03/23	100	104,668
4.25%, 10/15/24	400	416,184
5.00%, 01/15/21	600	674,160
BPCE SA
2.25%, 01/27/20	250	254,439
2.50%, 12/10/18	250	255,424
2.50%, 07/15/19	250	256,258
2.65%, 02/03/21	250	258,444
4.00%, 04/15/24	250	274,618
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	500	521,916
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	185	184,883
1.60%, 09/06/19	250	250,187

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	$250	$254,025
3.20%, 02/05/25 (Call 01/05/25)	405	413,377
3.75%, 04/24/24 (Call 03/24/24)	200	211,206
3.75%, 07/28/26 (Call 06/28/26)	230	230,582
4.20%, 10/29/25 (Call 09/29/25)	170	176,914
6.75%, 09/15/17	100	105,342
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	400	399,597
1.65%, 02/05/18 (Call 01/05/18)	1,500	1,502,078
2.40%, 09/05/19 (Call 08/05/19)	250	253,728
2.95%, 07/23/21 (Call 06/23/21)	650	671,813
Citigroup Inc.
1.75%, 05/01/18	500	501,180
1.85%, 11/24/17	250	250,770
2.05%, 12/07/18	250	251,904
2.05%, 06/07/19	250	251,512
2.15%, 07/30/18	275	277,550
2.35%, 08/02/21	100	100,459
2.40%, 02/18/20	200	203,062
2.50%, 07/29/19	350	356,972
2.55%, 04/08/19	1,375	1,402,350
2.65%, 10/26/20	500	511,861
2.70%, 03/30/21	500	510,814
3.30%, 04/27/25	100	103,048
3.50%, 05/15/23	425	437,314
3.70%, 01/12/26	350	369,894
3.88%, 10/25/23	675	727,656
3.88%, 03/26/25	500	514,931
4.40%, 06/10/25	250	265,524
4.50%, 01/14/22	458	506,153
4.60%, 03/09/26	175	188,286
5.50%, 09/13/25	890	1,014,331
6.13%, 11/21/17	900	946,867
6.13%, 05/15/18	635	682,293

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.50%, 03/14/19 (Call 02/14/19)	$500	$508,310
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	50	50,191
4.35%, 08/01/25 (Call 07/01/25)	50	52,549
Comerica Bank
2.50%, 06/02/20	250	253,760
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	85,481
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	250	251,644
2.30%, 09/06/19	250	255,096
2.30%, 03/12/20	500	509,533
2.40%, 11/02/20	615	627,740
2.50%, 09/20/18	500	510,624
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,504
3.88%, 04/10/25 (Call 03/10/25)	250	243,839
Cooperatieve Rabobank UA
3.75%, 07/21/26	250	252,697
3.95%, 11/09/22	1,500	1,577,224
4.50%, 01/11/21	375	415,601
Cooperatieve Rabobank UA/NY
2.25%, 01/14/19	1,000	1,017,284
2.50%, 01/19/21	500	513,388
Credit Suisse AG/New York NY
1.70%, 04/27/18	250	249,935
1.75%, 01/29/18	500	499,682
2.30%, 05/28/19	250	252,894
3.00%, 10/29/21	1,500	1,533,821
3.63%, 09/09/24	1,050	1,102,680
5.40%, 01/14/20	400	432,390
6.00%, 02/15/18	518	543,784
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[b]	345	352,237
3.75%, 03/26/25	390	390,875

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.80%, 09/15/22	$500	$511,357
3.80%, 06/09/23[b]	250	253,133
4.55%, 04/17/26[b]	500	527,548
Deutsche Bank AG
2.85%, 05/10/19	525	524,524
2.95%, 08/20/20	250	247,587
3.13%, 01/13/21	100	99,248
3.38%, 05/12/21	250	249,176
4.10%, 01/13/26	250	253,511
Deutsche Bank AG/London
1.88%, 02/13/18	450	446,679
2.50%, 02/13/19	250	248,795
3.70%, 05/30/24	365	360,891
6.00%, 09/01/17	448	466,130
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	250	253,891
3.10%, 06/04/20 (Call 05/04/20)	250	257,624
3.45%, 07/27/26 (Call 04/27/26)	250	251,250
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	200	203,045
2.88%, 07/27/20 (Call 06/27/20)	400	414,300
4.30%, 01/16/24 (Call 12/16/23)	200	215,027
4.50%, 06/01/18	12	12,546
Fifth Third Bank/Cincinnati OH
2.30%, 03/15/19 (Call 02/15/19)	200	203,337
2.38%, 04/25/19 (Call 03/25/19)	500	509,649
3.85%, 03/15/26 (Call 02/15/26)	500	533,963
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	34	34,340
2.55%, 10/23/19	150	153,402
2.60%, 04/23/20 (Call 03/23/20)	85	86,771
2.63%, 04/25/21 (Call 03/25/21)	130	132,440
2.75%, 09/15/20 (Call 08/15/20)	1,825	1,872,552

Security	Principal (000s)	Value
2.88%, 02/25/21 (Call 01/25/21)	$450	$463,424
2.90%, 07/19/18	170	174,256
3.50%, 01/23/25 (Call 10/23/24)	455	470,703
3.63%, 01/22/23	75	79,187
3.75%, 05/22/25 (Call 02/22/25)	162	171,419
3.85%, 07/08/24 (Call 04/08/24)	506	537,915
4.00%, 03/03/24	1,375	1,482,237
4.25%, 10/21/25	50	53,035
5.25%, 07/27/21	700	795,582
5.38%, 03/15/20	600	668,178
5.75%, 01/24/22	1,550	1,800,205
5.95%, 01/18/18	1,350	1,429,926
6.00%, 06/15/20	100	114,283
6.15%, 04/01/18	1,215	1,301,160
7.50%, 02/15/19	750	851,756
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	350	380,881
HSBC Holdings PLC
2.95%, 05/25/21	250	256,216
3.90%, 05/25/26	1,000	1,043,721
4.00%, 03/30/22	400	428,247
4.25%, 03/14/24	1,000	1,037,945
4.30%, 03/08/26	755	811,839
5.10%, 04/05/21	500	557,675
HSBC USA Inc.
1.63%, 01/16/18	300	299,306
2.35%, 03/05/20	300	302,619
2.38%, 11/13/19	825	834,164
2.63%, 09/24/18	800	813,055
3.50%, 06/23/24	300	313,156
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	500	499,227
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	252,713
2.40%, 04/01/20 (Call 03/01/20)	500	507,054
2.88%, 08/20/20 (Call 07/20/20)	250	257,188

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Industrial & Commercial Bank of China Ltd./New York
2.64%, 05/26/21	$500	$505,427
Intesa Sanpaolo SpA
3.88%, 01/15/19	750	771,767
Itau CorpBanca
3.88%, 09/22/19[b]	200	209,020
JPMorgan Chase & Co.
1.63%, 05/15/18	110	110,423
1.80%, 01/25/18	600	603,350
1.85%, 03/22/19 (Call 02/22/19)	250	251,970
2.20%, 10/22/19	700	711,640
2.25%, 01/23/20 (Call 12/23/19)	250	253,755
2.35%, 01/28/19	250	254,980
2.55%, 10/29/20 (Call 09/29/20)	2,950	3,015,452
2.55%, 03/01/21 (Call 02/01/21)	250	255,353
2.70%, 05/18/23 (Call 03/18/23)	250	252,409
3.13%, 01/23/25 (Call 10/23/24)	500	512,904
3.20%, 01/25/23	550	572,005
3.25%, 09/23/22	540	566,341
3.30%, 04/01/26 (Call 01/01/26)	250	258,771
3.38%, 05/01/23	450	460,145
3.63%, 05/13/24	450	478,787
3.88%, 02/01/24	1,600	1,731,282
3.90%, 07/15/25 (Call 04/15/25)	700	757,569
4.25%, 10/15/20	500	542,624
4.35%, 08/15/21	500	549,692
4.50%, 01/24/22	474	525,599
4.63%, 05/10/21	100	110,841
4.95%, 03/25/20	300	330,742
6.00%, 01/15/18	450	477,739
6.30%, 04/23/19	332	371,463
Series H
1.70%, 03/01/18 (Call 02/01/18)	676	679,354
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	1,000	1,048,211

Security	Principal (000s)	Value
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	$250	$250,538
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	203,033
2.90%, 09/15/20	325	335,899
5.10%, 03/24/21	800	899,065
KfW
0.88%, 09/05/17	3,375	3,375,619
0.88%, 04/19/18	400	399,509
1.13%, 08/06/18	1,115	1,117,818
1.13%, 11/16/18	800	802,050
1.50%, 02/06/19	1,500	1,514,921
1.50%, 04/20/20	3,625	3,658,043
1.63%, 03/15/21	1,000	1,011,043
1.88%, 04/01/19	650	663,029
1.88%, 06/30/20	1,000	1,022,210
2.00%, 05/02/25	1,450	1,484,605
2.13%, 01/17/23	300	310,494
2.50%, 11/20/24	1,200	1,273,165
2.63%, 01/25/22	925	980,250
2.75%, 10/01/20	1,300	1,374,115
4.88%, 01/17/17	492	499,431
Series G
4.38%, 03/15/18	1,247	1,311,771
Korea Development Bank (The)
2.25%, 05/18/20	400	408,160
3.00%, 01/13/26[a]	200	214,018
3.50%, 08/22/17	1,000	1,021,091
4.63%, 11/16/21	200	227,850
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	150	150,207
1.38%, 10/23/19	200	201,245
1.88%, 09/17/18	600	610,873
2.00%, 01/13/25	1,250	1,278,370
2.25%, 10/01/21	50	51,930
2.38%, 06/10/25	300	315,734
Lloyds Bank PLC
2.05%, 01/22/19	250	250,845
2.35%, 09/05/19	400	404,020
2.40%, 03/17/20	250	253,827
2.70%, 08/17/20	500	512,479
3.50%, 05/14/25	750	795,107
6.38%, 01/21/21	150	175,985

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Lloyds Banking Group PLC
4.65%, 03/24/26	$400	$414,082
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	1,000	1,000,770
2.30%, 01/30/19 (Call 12/30/18)	250	254,135
2.90%, 02/06/25 (Call 01/06/25)	250	255,238
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	250	257,983
3.85%, 03/01/26	900	982,360
Morgan Stanley
2.13%, 04/25/18	450	454,375
2.38%, 07/23/19	500	508,716
2.45%, 02/01/19	215	218,983
2.50%, 01/24/19	450	458,904
2.65%, 01/27/20	530	542,677
3.13%, 07/27/26	650	655,297
3.70%, 10/23/24	1,140	1,205,797
3.88%, 01/27/26	265	283,226
4.00%, 07/23/25	605	651,962
4.10%, 05/22/23	200	211,813
4.88%, 11/01/22	800	884,756
5.45%, 01/09/17	250	253,721
5.50%, 01/26/20	400	446,093
5.50%, 07/24/20	200	225,307
5.50%, 07/28/21	350	401,156
5.63%, 09/23/19	200	222,212
5.75%, 01/25/21	950	1,088,493
5.95%, 12/28/17	400	422,736
6.63%, 04/01/18	2,603	2,806,840
7.30%, 05/13/19	800	914,866
Series F
3.88%, 04/29/24	850	910,229
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	750	762,822
National Australia Bank Ltd./New York
2.30%, 07/25/18	250	253,893
2.50%, 07/12/26	500	494,853
2.63%, 07/23/20	500	514,856
2.63%, 01/14/21	250	257,660

Security	Principal (000s)	Value
National Bank of Canada
2.10%, 12/14/18	$250	$252,255
National City Corp.
6.88%, 05/15/19	776	875,022
Northern Trust Corp.
3.38%, 08/23/21	150	161,342
3.45%, 11/04/20	50	53,656
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	200	200,371
1.38%, 02/10/20	200	200,723
1.88%, 01/20/21	250	254,725
PNC Bank N.A.
1.50%, 02/23/18 (Call 01/24/18)[c]	1,500	1,504,237
2.20%, 01/28/19 (Call 12/29/18)[c]	500	509,079
2.30%, 06/01/20 (Call 05/02/20)[c]	500	510,611
2.70%, 11/01/22 (Call 10/01/22)[c]	250	252,369
2.95%, 02/23/25 (Call 01/24/25)[c]	300	312,044
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	500	538,413
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	400	424,500
4.38%, 08/11/20[c]	350	383,314
RBC USA Holdco Corp.
5.25%, 09/15/20	400	448,861
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	500	504,343
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	250	258,421
Royal Bank of Canada
1.50%, 01/16/18	375	375,275
1.63%, 04/15/19	250	250,579
2.00%, 12/10/18	750	758,762
2.15%, 03/15/19	500	508,011
2.15%, 03/06/20	200	203,326

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.20%, 07/27/18	$142	$144,140
2.35%, 10/30/20	200	204,628
4.65%, 01/27/26	250	273,517
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	250	260,354
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	150,096
4.50%, 07/17/25 (Call 04/17/25)	375	393,624
Santander Issuances SAU
5.18%, 11/19/25	400	413,597
Santander UK Group Holdings PLC
2.88%, 10/16/20	105	105,585
3.13%, 01/08/21	295	299,008
Santander UK PLC
1.65%, 09/29/17	400	399,805
2.00%, 08/24/18	195	195,583
2.38%, 03/16/20	475	478,125
2.50%, 03/14/19	250	253,358
3.05%, 08/23/18	26	26,605
4.00%, 03/13/24	175	190,177
Societe Generale SA
2.75%, 10/12/17	750	759,099
State Street Corp.
1.35%, 05/15/18	10	10,018
1.95%, 05/19/21	310	312,781
3.55%, 08/18/25	280	305,147
3.70%, 11/20/23	475	520,020
4.38%, 03/07/21	400	444,841
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	500	499,348
2.45%, 01/16/20	2,900	2,948,937
2.45%, 10/20/20	500	507,871
2.50%, 07/19/18	500	507,607
3.65%, 07/23/25	500	542,728
Sumitomo Mitsui Financial Group Inc.
2.93%, 03/09/21	75	77,485
3.78%, 03/09/26	75	81,662
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	250	256,247
7.25%, 03/15/18	262	283,175

Security	Principal (000s)	Value
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	$12	$12,185
2.90%, 03/03/21 (Call 02/03/21)	250	259,149
SVB Financial Group
3.50%, 01/29/25	450	455,929
Svenska Handelsbanken AB
1.50%, 09/06/19	250	249,604
1.88%, 09/07/21	250	249,338
2.40%, 10/01/20	250	255,672
2.45%, 03/30/21	250	256,215
2.50%, 01/25/19	650	665,659
Toronto-Dominion Bank (The)
1.40%, 04/30/18	390	390,347
1.45%, 09/06/18	250	250,022
1.63%, 03/13/18	270	271,346
1.75%, 07/23/18	34	34,224
1.80%, 07/13/21	500	497,202
2.13%, 07/02/19	150	152,281
2.13%, 04/07/21	475	479,456
2.25%, 11/05/19	300	305,506
2.50%, 12/14/20	500	513,101
2.63%, 09/10/18	22	22,516
U.S. Bancorp.
1.95%, 11/15/18 (Call 10/15/18)	16	16,212
2.35%, 01/29/21 (Call 12/29/20)	250	256,533
2.95%, 07/15/22 (Call 06/15/22)	286	296,323
3.10%, 04/27/26 (Call 03/27/26)	950	980,321
3.70%, 01/30/24 (Call 12/29/23)	75	82,474
4.13%, 05/24/21 (Call 04/23/21)	100	109,935
Series F
3.60%, 09/11/24 (Call 08/11/24)	250	268,419
Series V
2.38%, 07/22/26 (Call 06/22/26)	250	248,165

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	$350	$350,706
2.13%, 10/28/19 (Call 09/28/19)	450	459,178
UBS AG/Stamford CT
1.80%, 03/26/18	250	250,982
2.35%, 03/26/20	250	255,509
2.38%, 08/14/19	1,000	1,020,389
5.75%, 04/25/18	1,100	1,175,222
Wachovia Corp.
5.75%, 02/01/18	490	519,464
Wells Fargo & Co.
1.40%, 09/08/17	150	150,158
1.50%, 01/16/18	1,665	1,670,752
2.10%, 07/26/21	500	502,068
2.13%, 04/22/19	550	559,808
2.15%, 01/15/19	200	203,513
2.50%, 03/04/21	740	757,458
2.55%, 12/07/20	335	344,423
2.60%, 07/22/20	74	76,269
3.00%, 02/19/25	1,525	1,568,866
3.00%, 04/22/26	500	512,695
3.30%, 09/09/24	612	646,524
3.50%, 03/08/22	325	347,181
3.55%, 09/29/25	500	536,135
4.10%, 06/03/26	50	54,316
4.60%, 04/01/21	425	472,551
Series M
3.45%, 02/13/23	700	733,464
Series N
2.15%, 01/30/20	907	921,964
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	252,171
6.00%, 11/15/17	500	527,725
Westpac Banking Corp.
1.55%, 05/25/18	100	100,229
1.60%, 08/19/19	250	250,040
1.65%, 05/13/19	150	150,179
1.95%, 11/23/18	500	504,737
2.00%, 08/19/21	250	250,225
2.10%, 05/13/21	250	251,440
2.60%, 11/23/20	1,000	1,027,438
2.70%, 08/19/26	250	250,457

Security	Principal (000s)	Value
2.85%, 05/13/26	$250	$254,915
4.88%, 11/19/19	325	356,043

		204,756,570
BEVERAGES — 0.96%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	10	10,584
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	500,165
1.90%, 02/01/19	1,095	1,106,541
2.15%, 02/01/19	800	813,164
2.65%, 02/01/21 (Call 01/01/21)	935	962,825
3.30%, 02/01/23 (Call 12/01/22)	1,250	1,308,333
3.65%, 02/01/26 (Call 11/01/25)	1,975	2,105,150
3.70%, 02/01/24	500	539,716
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	70	70,152
2.50%, 07/15/22	450	459,369
5.38%, 01/15/20	1,050	1,174,062
7.75%, 01/15/19	625	714,037
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	200	205,742
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	251,157
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	250	267,294
Coca-Cola Co. (The)
1.15%, 04/01/18	18	18,029
1.38%, 05/30/19	75	75,446
1.65%, 03/14/18	10	10,115
1.65%, 11/01/18	234	237,274
1.88%, 10/27/20	500	508,926
2.25%, 09/01/26	250	250,247
2.45%, 11/01/20	550	571,457
2.55%, 06/01/26	250	256,995
2.88%, 10/27/25	380	401,194

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.20%, 11/01/23	$225	$242,957
3.30%, 09/01/21	500	539,918
Series 5YR
1.55%, 09/01/21	250	249,990
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	500	507,970
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	150	154,984
5.75%, 10/23/17	500	525,505
Diageo Investment Corp.
2.88%, 05/11/22	250	261,291
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	125	131,254
3.40%, 11/15/25 (Call 08/15/25)	175	185,848
6.82%, 05/01/18	10	10,864
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	545	547,951
PepsiCo Inc.
1.25%, 08/13/17	375	376,006
1.50%, 02/22/19	140	141,177
2.15%, 10/14/20 (Call 09/14/20)	750	768,108
2.25%, 01/07/19 (Call 12/07/18)	175	179,158
2.75%, 03/05/22	300	315,683
2.75%, 04/30/25 (Call 01/30/25)	250	261,707
2.85%, 02/24/26 (Call 11/24/25)	275	289,417
3.00%, 08/25/21	200	212,562
3.13%, 11/01/20	100	106,285
3.60%, 03/01/24 (Call 12/01/23)	400	441,611
5.00%, 06/01/18	278	296,508
7.90%, 11/01/18	500	570,663

		20,135,391
BIOTECHNOLOGY — 0.48%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	85	84,916

Security	Principal (000s)	Value
2.13%, 05/01/20 (Call 04/01/20)	$375	$380,768
2.20%, 05/22/19 (Call 04/22/19)	1,200	1,221,534
2.60%, 08/19/26 (Call 05/19/26)	215	213,896
3.63%, 05/22/24 (Call 02/22/24)	450	486,268
3.88%, 11/15/21 (Call 08/15/21)	400	434,610
4.50%, 03/15/20	400	437,862
5.70%, 02/01/19	212	232,763
6.15%, 06/01/18	100	108,280
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	150	164,521
Biogen Inc.
2.90%, 09/15/20	55	57,279
4.05%, 09/15/25 (Call 06/15/25)	345	377,304
6.88%, 03/01/18	700	756,741
Celgene Corp.
2.25%, 05/15/19	400	406,274
2.88%, 08/15/20	100	103,772
3.25%, 08/15/22	210	219,483
3.88%, 08/15/25 (Call 05/15/25)	850	916,840
3.95%, 10/15/20	245	264,003
4.00%, 08/15/23	250	271,823
Gilead Sciences Inc.
1.85%, 09/04/18	16	16,207
2.05%, 04/01/19	250	254,719
2.55%, 09/01/20	440	455,600
3.25%, 09/01/22 (Call 07/01/22)	765	811,745
3.50%, 02/01/25 (Call 11/01/24)	745	795,814
3.65%, 03/01/26 (Call 12/01/25)	100	108,253
3.70%, 04/01/24 (Call 01/01/24)	374	404,715
4.50%, 04/01/21 (Call 01/01/21)	100	111,293

		10,097,283

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.05%
CRH America Inc.
8.13%, 07/15/18	$110	$122,003
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	100	102,183
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	150	160,038
4.20%, 12/01/24 (Call 09/01/24)	100	106,507
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	250	270,625
7.50%, 06/15/21	250	304,062

		1,065,418
CHEMICALS — 0.54%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	154,598
3.50%, 06/01/23 (Call 03/01/23)	75	78,014
Air Products & Chemicals Inc.
1.20%, 10/15/17	100	100,172
3.35%, 07/31/24 (Call 04/30/24)	250	269,281
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	75	75,838
3.65%, 07/15/24 (Call 04/15/24)	175	186,771
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	100	102,266
CF Industries Inc.
6.88%, 05/01/18	10	10,756
7.13%, 05/01/20	350	400,663
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	100	99,597
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	380	392,992

Security	Principal (000s)	Value
4.13%, 11/15/21 (Call 08/15/21)	$300	$328,734
4.25%, 11/15/20 (Call 08/15/20)	300	326,135
5.70%, 05/15/18	200	214,103
8.55%, 05/15/19	400	472,319
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	170	174,860
3.60%, 08/15/22 (Call 05/15/22)	400	421,507
5.50%, 11/15/19	150	166,196
Ecolab Inc.
1.45%, 12/08/17	10	10,013
3.25%, 01/14/23 (Call 11/14/22)	450	469,565
EI du Pont de Nemours & Co.
2.80%, 02/15/23	300	306,974
3.63%, 01/15/21	175	187,751
4.25%, 04/01/21	275	302,843
4.63%, 01/15/20	200	219,223
5.75%, 03/15/19	75	82,902
6.00%, 07/15/18	150	162,717
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	340	360,157
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	800	861,434
5.75%, 04/15/24 (Call 01/15/24)	250	299,023
6.00%, 11/15/21 (Call 08/17/21)	200	233,682
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	200	185,859
Monsanto Co.
2.13%, 07/15/19	465	471,766
3.38%, 07/15/24 (Call 04/15/24)	85	88,222
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	350	369,756

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	$200	$201,932
3.25%, 12/01/17	10	10,210
3.63%, 03/15/24 (Call 12/15/23)	225	236,122
6.50%, 05/15/19	75	84,044
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	202,690
3.60%, 11/15/20	200	211,756
Praxair Inc.
1.05%, 11/07/17	50	49,932
2.20%, 08/15/22 (Call 05/15/22)	100	101,178
2.65%, 02/05/25 (Call 11/05/24)	45	46,512
2.70%, 02/21/23 (Call 11/21/22)	75	77,840
3.00%, 09/01/21	100	105,317
3.20%, 01/30/26 (Call 10/30/25)	25	26,959
4.05%, 03/15/21	100	109,852
4.50%, 08/15/19	256	279,018
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	249,565
Sherwin-Williams Co. (The)
1.35%, 12/15/17	510	510,481
Syngenta Finance NV
3.13%, 03/28/22	125	129,828
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	159,730

		11,379,655
COMMERCIAL SERVICES — 0.15%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	240	248,004
3.38%, 09/15/25 (Call 06/15/25)	165	179,882
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	250	261,672

Security	Principal (000s)	Value
Catholic Health Initiatives
2.95%, 11/01/22	$500	$504,753
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	209,709
MasterCard Inc.
2.00%, 04/01/19	58	59,096
3.38%, 04/01/24	250	271,889
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	350	395,421
5.50%, 09/01/20	100	112,037
Princeton University
Series A
4.95%, 03/01/19	50	54,534
S&P Global Inc.
3.30%, 08/14/20 (Call 07/14/20)	85	88,834
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	90	99,482
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	250	263,520
5.80%, 05/01/21	100	114,064
Western Union Co. (The)
3.65%, 08/22/18	205	210,731
5.25%, 04/01/20	66	71,176

		3,144,804
COMPUTERS — 0.97%
Apple Inc.
1.00%, 05/03/18	913	912,461
1.55%, 02/07/20	300	301,796
1.55%, 08/04/21 (Call 07/04/21)	130	129,504
1.70%, 02/22/19	70	70,878
2.10%, 05/06/19	600	613,649
2.25%, 02/23/21 (Call 01/23/21)	595	610,820
2.40%, 05/03/23	650	664,564
2.50%, 02/09/25	50	50,690
2.70%, 05/13/22	1,000	1,044,068
2.85%, 05/06/21	1,000	1,054,714
2.85%, 02/23/23 (Call 12/23/22)	500	525,110

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.20%, 05/13/25	$690	$736,511
3.25%, 02/23/26 (Call 11/23/25)	535	570,671
3.45%, 05/06/24	302	328,115
Computer Sciences Corp.
4.45%, 09/15/22	150	158,273
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[b]	1,500	1,565,902
5.45%, 06/15/23 (Call 04/15/23)[b]	500	533,128
6.02%, 06/15/26 (Call 03/15/26)[b]	840	899,783
EMC Corp.
1.88%, 06/01/18	450	445,500
2.65%, 06/01/20[a]	350	343,875
3.38%, 06/01/23 (Call 03/01/23)[a]	200	196,000
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	700	706,078
2.85%, 10/05/18[b]	50	50,975
3.60%, 10/15/20 (Call 09/15/20)[b]	550	574,161
4.40%, 10/15/22 (Call 08/15/22)[b]	250	263,503
4.90%, 10/15/25 (Call 07/15/25)[b]	350	371,481
HP Inc.
4.05%, 09/15/22	189	197,959
4.30%, 06/01/21	200	214,808
4.38%, 09/15/21	200	215,674
4.65%, 12/09/21	550	600,071
International Business Machines Corp.
1.63%, 05/15/20	500	503,669
1.88%, 08/01/22	100	99,689
2.88%, 11/09/22	700	737,114
2.90%, 11/01/21	550	581,644
3.38%, 08/01/23	500	537,534
3.45%, 02/19/26	500	542,943
3.63%, 02/12/24	400	434,969
5.70%, 09/14/17	850	891,114
Lexmark International Inc.
5.13%, 03/15/20	100	105,089

Security	Principal (000s)	Value
NetApp Inc.
2.00%, 12/15/17	$100	$100,068
3.25%, 12/15/22 (Call 09/15/22)[a]	100	100,377
3.38%, 06/15/21 (Call 04/15/21)	45	46,847
Seagate HDD Cayman
3.75%, 11/15/18	285	292,838
4.75%, 06/01/23	200	194,000
4.75%, 01/01/25	210	193,725

		20,312,342
COSMETICS & PERSONAL CARE — 0.11%
Colgate-Palmolive Co.
2.30%, 05/03/22	400	414,442
2.45%, 11/15/21	200	208,652
2.95%, 11/01/20	150	159,811
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	90,076
Procter & Gamble Co. (The)
1.60%, 11/15/18	264	267,298
1.90%, 11/01/19	110	112,370
2.30%, 02/06/22	550	567,602
2.70%, 02/02/26	110	115,623
4.70%, 02/15/19	250	271,589

		2,207,463
DISTRIBUTION & WHOLESALE — 0.04%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	100	101,577
4.50%, 03/01/23 (Call 12/01/22)	150	159,670
5.13%, 03/01/21	75	81,069
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	100	104,443
5.25%, 09/01/17	350	358,763

		805,522
DIVERSIFIED FINANCIAL SERVICES — 1.25%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	500	516,875

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.50%, 05/15/21	$500	$527,500
4.63%, 10/30/20	500	529,375
Affiliated Managers Group Inc.
3.50%, 08/01/25	200	198,197
4.25%, 02/15/24	100	104,756
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	195	197,124
3.38%, 01/15/19 (Call 12/15/18)	135	138,813
3.38%, 06/01/21 (Call 05/01/21)	110	113,960
4.25%, 09/15/24 (Call 06/15/24)	250	262,363
4.75%, 03/01/20	150	161,867
Alterra Finance LLC
6.25%, 09/30/20	100	113,914
American Express Co.
1.55%, 05/22/18	100	100,296
2.65%, 12/02/22	607	621,763
7.00%, 03/19/18	609	660,657
American Express Credit Corp.
1.88%, 11/05/18 (Call 10/05/18)	155	156,464
2.13%, 07/27/18	26	26,380
2.13%, 03/18/19	400	406,482
2.25%, 08/15/19	250	255,004
2.25%, 05/05/21 (Call 04/04/21)	1,200	1,220,457
2.38%, 05/26/20 (Call 04/25/20)	210	214,764
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	300	301,939
4.00%, 10/15/23	235	256,756
5.30%, 03/15/20	210	233,707
Bear Stearns Companies LLC (The)
4.65%, 07/02/18	14	14,791
7.25%, 02/01/18	548	591,627
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	103,165
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	505,721

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	$80	$83,164
3.23%, 09/01/22	262	276,552
4.45%, 07/22/20	275	303,567
CME Group Inc.
3.00%, 09/15/22	175	185,309
3.00%, 03/15/25 (Call 12/15/24)	250	263,356
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	150	152,147
3.85%, 11/21/22	325	334,400
3.95%, 11/06/24 (Call 08/06/24)	200	205,920
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	499,941
2.38%, 01/16/18	200	201,919
4.25%, 02/03/17	500	505,920
Franklin Resources Inc.
2.80%, 09/15/22	250	259,432
2.85%, 03/30/25	125	128,662
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,166	1,200,041
3.37%, 11/15/25	400	438,237
General Electric Co.
5.63%, 09/15/17	800	838,180
5.63%, 05/01/18	728	782,929
HSBC Finance Corp.
6.68%, 01/15/21	311	357,769
Intercontinental Exchange Inc.
2.50%, 10/15/18	150	153,610
2.75%, 12/01/20 (Call 11/01/20)	225	234,179
3.75%, 12/01/25 (Call 09/01/25)	100	109,268
4.00%, 10/15/23	100	109,942
International Lease Finance Corp.
5.88%, 04/01/19	500	540,000
6.25%, 05/15/19	100	108,875
7.13%, 09/01/18[b]	25	27,500
Invesco Finance PLC
3.13%, 11/30/22	150	154,241
4.00%, 01/30/24	250	272,245

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Jefferies Group LLC
5.13%, 04/13/18	$30	$31,242
5.13%, 01/20/23	200	210,615
6.88%, 04/15/21	175	198,153
8.50%, 07/15/19[a]	300	342,358
Lazard Group LLC
3.75%, 02/13/25	200	201,171
4.25%, 11/14/20	380	404,318
Legg Mason Inc.
3.95%, 07/15/24	250	253,050
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	40	41,897
4.25%, 06/01/24 (Call 03/01/24)	300	321,497
5.55%, 01/15/20	150	165,056
National Rural Utilities Cooperative Finance Corp.
2.15%, 02/01/19 (Call 01/01/19)	275	278,866
2.30%, 11/15/19 (Call 10/15/19)	200	204,527
2.30%, 11/01/20 (Call 10/01/20)	200	204,071
2.70%, 02/15/23 (Call 12/15/22)	250	257,913
3.05%, 02/15/22 (Call 11/15/21)	100	104,860
3.25%, 11/01/25 (Call 08/01/25)	125	133,806
3.40%, 11/15/23 (Call 08/15/23)	150	158,188
Nomura Holdings Inc.
6.70%, 03/04/20	275	315,751
Raymond James Financial Inc.
3.63%, 09/15/26	250	253,258
Stifel Financial Corp.
4.25%, 07/18/24	350	355,404
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	129	130,421
2.70%, 02/03/20 (Call 01/03/20)	145	146,245
3.00%, 08/15/19 (Call 07/15/19)	250	255,157

Security	Principal (000s)	Value
3.70%, 08/04/26 (Call 05/04/26)	$500	$496,749
4.25%, 08/15/24 (Call 05/15/24)	350	367,146
4.50%, 07/23/25 (Call 04/24/25)	150	158,597
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	260,426
Visa Inc.
1.20%, 12/14/17	600	601,715
2.20%, 12/14/20 (Call 11/14/20)	555	570,975
2.80%, 12/14/22 (Call 10/14/22)	1,075	1,127,415
3.15%, 12/14/25 (Call 09/14/25)	385	409,977

		26,222,846
ELECTRIC — 1.48%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	95	98,519
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	250	255,585
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	181,618
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	300,015
2.95%, 12/15/22 (Call 09/15/22)	175	180,074
Arizona Public Service Co.
8.75%, 03/01/19	250	289,592
Avangrid Inc.
4.63%, 10/01/20	100	107,350
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	350	353,674
2.40%, 02/01/20 (Call 01/01/20)	80	81,596
3.75%, 11/15/23 (Call 08/15/23)	70	76,542

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.75%, 04/01/18	$335	$358,034
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	272,078
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	100	100,634
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[b]	250	263,692
Cleveland Electric Illuminating Co. (The)
8.88%, 11/15/18	50	57,642
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	170	182,534
6.25%, 02/01/20	300	342,104
6.55%, 07/17/17	150	156,747
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	100	106,365
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	175	188,798
5.85%, 04/01/18	162	173,259
6.65%, 04/01/19	175	197,349
7.13%, 12/01/18	114	128,333
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	51,712
3.13%, 08/31/24 (Call 05/31/24)	150	158,860
3.38%, 08/15/23 (Call 05/15/23)	225	242,583
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	204,076
3.63%, 12/01/24 (Call 09/01/24)	450	479,469
3.90%, 10/01/25 (Call 07/01/25)	100	108,810
4.45%, 03/15/21	250	275,867

Security	Principal (000s)	Value
5.20%, 08/15/19	$250	$274,475
6.40%, 06/15/18	191	207,221
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	270	286,940
3.65%, 03/15/24 (Call 12/15/23)	330	363,026
3.90%, 06/01/21 (Call 03/01/21)[a]	300	326,020
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	56,260
3.30%, 06/15/22 (Call 04/15/22)	225	238,623
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	250	256,702
Duke Energy Corp.
1.63%, 08/15/17	250	250,661
1.80%, 09/01/21 (Call 08/01/21)	95	94,770
2.10%, 06/15/18 (Call 05/15/18)	225	227,662
2.65%, 09/01/26 (Call 06/01/26)	65	64,835
3.05%, 08/15/22 (Call 05/15/22)	100	104,641
3.55%, 09/15/21 (Call 06/15/21)	150	160,351
3.75%, 04/15/24 (Call 01/15/24)	30	32,555
5.05%, 09/15/19	262	288,670
Duke Energy Florida LLC
4.55%, 04/01/20	45	48,931
Duke Energy Indiana LLC
3.75%, 07/15/20	225	241,679
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	103,953
3.00%, 09/15/21 (Call 06/15/21)	150	158,573
3.25%, 08/15/25 (Call 05/15/25)	40	42,987

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Edison International
2.95%, 03/15/23 (Call 01/15/23)	$250	$257,497
3.75%, 09/15/17	75	76,893
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)[b]	55	56,245
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	100	103,774
3.70%, 06/01/24 (Call 03/01/24)	275	299,425
3.75%, 02/15/21 (Call 11/15/20)	200	215,471
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	212,783
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	20	23,869
Entergy Texas Inc.
7.13%, 02/01/19	50	55,946
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)	250	263,508
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	135	139,416
3.40%, 04/15/26 (Call 01/15/26)	50	52,674
3.95%, 06/15/25 (Call 03/15/25)	440	481,378
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	175	178,969
4.25%, 06/15/22 (Call 03/15/22)[a]	300	320,414
6.20%, 10/01/17	100	104,758
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	160,094
Georgia Power Co.
1.95%, 12/01/18	100	101,112
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	54,569

Security	Principal (000s)	Value
5.29%, 06/15/22 (Call 03/15/22)[d]	$75	$83,912
Integrys Holding Inc.
4.17%, 11/01/20	50	54,085
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	250	267,530
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	52,670
3.30%, 10/01/25 (Call 07/01/25)	250	269,076
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	200	212,613
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	307,845
3.50%, 10/15/24 (Call 07/15/24)	100	109,207
3.70%, 09/15/23 (Call 06/15/23)	100	109,817
Nevada Power Co.
7.13%, 03/15/19	200	228,059
NextEra Energy Capital Holdings Inc.
1.65%, 09/01/18	110	110,331
2.40%, 09/15/19 (Call 08/15/19)	50	50,781
4.50%, 06/01/21 (Call 03/01/21)	100	109,754
6.00%, 03/01/19	256	282,008
VRN, (3 mo. LIBOR US + 2.125%)
6.65%, 06/15/67 (Call 06/15/17)	100	83,500
NiSource Finance Corp.
5.45%, 09/15/20	400	450,291
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	225	227,308
2.20%, 08/15/20 (Call 07/15/20)	220	225,098
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	252,387

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.70%, 06/01/26 (Call 03/01/26)	$230	$234,867
3.25%, 11/15/25 (Call 08/15/25)	125	133,527
Oglethorpe Power Corp.
6.10%, 03/15/19	175	192,334
Ohio Power Co.
Series M
5.38%, 10/01/21	150	172,155
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	325	326,895
4.10%, 06/01/22 (Call 03/01/22)	25	27,338
7.00%, 09/01/22	225	285,674
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	106,746
3.40%, 08/15/24 (Call 05/15/24)	230	247,962
3.50%, 10/01/20 (Call 07/01/20)	25	26,749
3.50%, 06/15/25 (Call 03/15/25)	100	108,859
3.75%, 02/15/24 (Call 11/15/23)	200	219,871
4.25%, 05/15/21 (Call 02/15/21)	100	109,991
5.63%, 11/30/17	100	105,401
8.25%, 10/15/18	164	186,679
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	300	313,763
3.85%, 06/15/21 (Call 03/15/21)	100	108,984
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	500	532,737
5.35%, 03/01/18	10	10,582
Portland General Electric Co.
6.10%, 04/15/19	150	165,816
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	217,095

Security	Principal (000s)	Value
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	$100	$100,367
3.10%, 05/15/26 (Call 02/15/26)	250	254,754
3.95%, 03/15/24 (Call 12/15/23)	75	81,172
4.20%, 06/15/22 (Call 03/15/22)	100	109,225
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	157,656
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	225	234,195
4.40%, 01/15/21 (Call 10/15/20)	675	736,539
7.05%, 03/15/19	300	339,679
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	250	255,728
4.15%, 09/15/21 (Call 06/15/21)	225	238,936
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	250	262,130
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	175	188,719
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	100	105,671
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	108,723
5.15%, 12/01/19	200	219,892
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	60,692
2.38%, 05/15/23 (Call 02/15/23)	175	177,690
3.15%, 08/15/24 (Call 05/15/24)	125	132,930

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Series I
1.80%, 06/01/19 (Call 05/01/19)	$275	$278,054
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	175	181,860
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	250	253,398
3.00%, 08/15/21	200	211,516
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	51,871
4.75%, 05/15/21 (Call 02/15/21)	275	293,383
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)[b]	250	253,579
South Carolina Electric & Gas Co.
6.50%, 11/01/18	25	27,589
Southern Co. (The)
1.30%, 08/15/17	443	443,018
1.85%, 07/01/19	275	277,011
2.15%, 09/01/19 (Call 08/01/19)	350	355,222
2.75%, 06/15/20 (Call 05/15/20)	300	309,072
2.95%, 07/01/23 (Call 05/01/23)	350	361,147
3.25%, 07/01/26 (Call 04/01/26)	195	202,010
Southern Power Co.
1.50%, 06/01/18	250	250,190
Southwestern Electric Power Co.
6.45%, 01/15/19	162	178,123
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	157,959
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	250	254,307
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	205	196,800
6.90%, 05/15/18	10	10,475

Security	Principal (000s)	Value
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	$100	$100,593
5.15%, 11/15/21 (Call 08/15/21)	75	83,909
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	175	189,056
6.70%, 02/01/19	87	97,576
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	50	51,909
2.95%, 01/15/22 (Call 10/15/21)	100	104,699
3.10%, 05/15/25 (Call 02/15/25)	250	264,520
3.45%, 02/15/24 (Call 11/15/23)	250	270,394
5.95%, 09/15/17	200	209,851
Series A
3.15%, 01/15/26 (Call 10/15/25)	55	58,367
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	250	264,635
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	208,073
3.10%, 06/01/25 (Call 03/01/25)[a]	250	263,010
Wisconsin Public Service Corp.
1.65%, 12/04/18	195	195,881

		30,955,893
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	150	153,953
3.15%, 06/01/25 (Call 03/01/25)	200	211,646
4.88%, 10/15/19	145	159,850
5.25%, 10/15/18	255	276,038
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	105,133

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Legrand France SA
8.50%, 02/15/25	$100	$134,413

		1,041,033
ELECTRONICS — 0.29%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	250	264,299
5.00%, 07/15/20	100	110,216
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	400	412,892
4.00%, 02/01/22 (Call 11/01/21)	50	53,039
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	200	205,008
Avnet Inc.
4.88%, 12/01/22	150	163,407
5.88%, 06/15/20	150	166,574
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	185,651
Flextronics International Ltd.
4.63%, 02/15/20	250	262,500
4.75%, 06/15/25 (Call 03/15/25)	225	240,817
5.00%, 02/15/23	100	108,720
Fortive Corp.
1.80%, 06/15/19[b]	250	251,668
2.35%, 06/15/21 (Call 05/15/21)[b]	760	770,147
3.15%, 06/15/26 (Call 03/15/26)[b]	100	104,028
Honeywell International Inc.
3.35%, 12/01/23	250	270,578
4.25%, 03/01/21	250	278,300
5.00%, 02/15/19	175	190,801
5.30%, 03/01/18	350	371,834
Jabil Circuit Inc.
4.70%, 09/15/22	200	208,000
5.63%, 12/15/20	200	214,000
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	100	103,226

Security	Principal (000s)	Value
Koninklijke Philips NV
3.75%, 03/15/22	$200	$215,747
5.75%, 03/11/18	26	27,705
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	400	442,780
Tech Data Corp.
3.75%, 09/21/17	40	40,814
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	125	126,901
3.65%, 12/15/25 (Call 09/15/25)	170	178,843

		5,968,495
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	250	260,591
Fluor Corp.
3.38%, 09/15/21	300	317,743

		578,334
ENVIRONMENTAL CONTROL — 0.08%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	225	235,030
3.55%, 06/01/22 (Call 03/01/22)	100	106,525
4.75%, 05/15/23 (Call 02/15/23)	100	113,855
5.00%, 03/01/20	400	439,931
5.25%, 11/15/21	145	166,783
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	50	52,223
3.50%, 05/15/24 (Call 02/15/24)	250	270,109
4.60%, 03/01/21 (Call 12/01/20)	125	138,824
6.10%, 03/15/18	160	171,674

		1,694,954
FOOD — 0.52%
Campbell Soup Co.
3.05%, 07/15/17	200	203,278
3.30%, 03/19/25 (Call 12/19/24)	275	288,475

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
ConAgra Foods Inc.
1.90%, 01/25/18	$872	$875,656
3.25%, 09/15/22	175	180,518
General Mills Inc.
2.20%, 10/21/19	250	255,697
3.65%, 02/15/24 (Call 11/15/23)	250	274,230
Hershey Co. (The)
4.13%, 12/01/20	250	276,040
Ingredion Inc.
4.63%, 11/01/20	50	54,424
JM Smucker Co. (The)
2.50%, 03/15/20	75	76,660
3.50%, 03/15/25	200	215,308
Kellogg Co.
3.25%, 05/21/18	200	206,114
3.25%, 04/01/26	65	67,448
4.00%, 12/15/20	300	325,427
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	450	466,908
3.00%, 06/01/26 (Call 03/01/26)	115	116,916
3.50%, 06/06/22	455	486,062
3.50%, 07/15/22 (Call 05/15/22)	400	426,173
3.95%, 07/15/25 (Call 04/15/25)	500	545,823
6.13%, 08/23/18	22	23,977
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	240	247,860
2.95%, 11/01/21 (Call 10/01/21)	300	313,993
3.30%, 01/15/21 (Call 12/15/20)	250	265,083
3.85%, 08/01/23 (Call 05/01/23)	300	329,196
4.00%, 02/01/24 (Call 11/01/23)	375	415,102
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	250	267,680

Security	Principal (000s)	Value
3.50%, 09/01/23 (Call 06/01/23)	$100	$107,667
3.90%, 07/15/21 (Call 04/15/21)	200	218,169
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	50	55,104
5.38%, 02/10/20	414	464,193
6.13%, 02/01/18	550	585,151
6.13%, 08/23/18[a]	275	299,155
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	65	67,149
2.60%, 06/12/22	500	507,231
3.30%, 07/15/26 (Call 04/15/26)	130	136,246
5.25%, 02/12/18	10	10,528
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	100	102,640
3.95%, 08/15/24 (Call 05/15/24)	147	159,082
4.50%, 06/15/22 (Call 03/15/22)	420	464,323
Unilever Capital Corp.
2.00%, 07/28/26	250	245,812
4.25%, 02/10/21	250	278,284

		10,904,782
FOREST PRODUCTS & PAPER — 0.06%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	100	107,750
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	100	105,187
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	250	257,812
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	350	368,414
4.75%, 02/15/22 (Call 11/15/21)	50	55,381
7.95%, 06/15/18	262	291,731

		1,186,275

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
GAS — 0.13%
Atmos Energy Corp.
8.50%, 03/15/19	$200	$233,084
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	245	252,905
3.60%, 12/15/24 (Call 09/15/24)	200	211,757
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	253,224
5.20%, 07/15/25 (Call 04/15/25)	250	263,125
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	26,915
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	250	253,961
3.55%, 06/15/24 (Call 03/15/24)	50	52,920
3.75%, 11/15/25 (Call 08/15/25)	250	268,103
4.05%, 12/01/23 (Call 09/01/23)	100	109,972
6.15%, 06/15/18	10	10,809
9.80%, 02/15/19	150	178,879
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	280	299,178
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	240	252,093

		2,666,925
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	122,483
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	51,829
3.40%, 12/01/21 (Call 09/01/21)	155	163,003

		337,315

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 0.51%
Abbott Laboratories
2.00%, 03/15/20	$100	$100,920
2.55%, 03/15/22	200	203,832
2.95%, 03/15/25 (Call 12/15/24)	360	370,188
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	230	228,621
Becton Dickinson and Co.
3.13%, 11/08/21	475	496,871
3.25%, 11/12/20	300	315,877
3.73%, 12/15/24 (Call 09/15/24)	358	388,119
3.88%, 05/15/24 (Call 02/15/24)	155	167,890
Boston Scientific Corp.
2.65%, 10/01/18	235	239,813
3.85%, 05/15/25	250	267,772
6.00%, 01/15/20	325	367,399
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	300	317,480
6.00%, 10/15/17	450	474,282
Edwards Lifesciences Corp.
2.88%, 10/15/18	10	10,213
Life Technologies Corp.
6.00%, 03/01/20	350	393,551
Medtronic Inc.
1.38%, 04/01/18	30	30,084
2.50%, 03/15/20	500	516,630
3.13%, 03/15/22 (Call 12/15/21)	300	317,159
3.15%, 03/15/22	250	265,261
3.50%, 03/15/25	900	974,651
3.63%, 03/15/24 (Call 12/15/23)	250	273,541
4.13%, 03/15/21 (Call 12/15/20)	400	438,560
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	50	51,416
3.25%, 04/15/23 (Call 01/15/23)	50	51,544

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.88%, 09/15/25 (Call 06/15/25)	$45	$47,955
Stryker Corp.
1.30%, 04/01/18	285	285,019
2.63%, 03/15/21 (Call 02/15/21)	330	341,166
3.38%, 05/15/24 (Call 02/15/24)	100	105,090
3.38%, 11/01/25 (Call 08/01/25)	80	84,131
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	55	56,269
3.15%, 01/15/23 (Call 10/15/22)	400	411,946
3.60%, 08/15/21 (Call 05/15/21)	450	478,421
4.15%, 02/01/24 (Call 11/01/23)	325	355,547
4.50%, 03/01/21	50	55,057
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	300	306,239
3.15%, 04/01/22 (Call 02/01/22)	250	257,152
3.38%, 11/30/21 (Call 08/30/21)	200	209,316
3.55%, 04/01/25 (Call 01/01/25)	375	390,985

		10,645,967
HEALTH CARE – SERVICES — 0.50%
Aetna Inc.
1.90%, 06/07/19	500	504,387
2.20%, 03/15/19 (Call 02/15/19)	330	335,515
2.40%, 06/15/21 (Call 05/15/21)	65	65,896
2.75%, 11/15/22 (Call 08/15/22)	200	201,526
3.20%, 06/15/26 (Call 03/15/26)	830	845,823
3.95%, 09/01/20	100	107,737
4.13%, 06/01/21 (Call 03/01/21)	300	325,810

Security	Principal (000s)	Value
Anthem Inc.
1.88%, 01/15/18	$50	$50,290
2.25%, 08/15/19	200	203,132
3.30%, 01/15/23	475	496,707
3.50%, 08/15/24 (Call 05/15/24)	150	157,565
3.70%, 08/15/21 (Call 05/15/21)	225	239,692
4.35%, 08/15/20	100	108,573
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	107,885
4.38%, 12/15/20 (Call 09/15/20)	100	108,641
4.50%, 03/15/21 (Call 12/15/20)	350	382,320
5.13%, 06/15/20	50	55,420
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	200	227,368
Dignity Health
2.64%, 11/01/19	100	101,468
Humana Inc.
2.63%, 10/01/19	45	45,966
3.15%, 12/01/22 (Call 09/01/22)	243	250,642
3.85%, 10/01/24 (Call 07/01/24)	100	106,840
7.20%, 06/15/18	100	109,655
Laboratory Corp. of America Holdings
3.20%, 02/01/22	125	129,529
3.60%, 02/01/25 (Call 11/01/24)	350	365,917
3.75%, 08/23/22 (Call 05/23/22)	300	317,751
Premier Health Partners
Series G
2.91%, 11/15/26 (Call 05/15/26)	100	100,864
Quest Diagnostics Inc.
2.70%, 04/01/19	250	256,263
3.50%, 03/30/25 (Call 12/30/24)	185	192,900

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.70%, 04/01/21	$150	$165,705
UnitedHealth Group Inc.
1.40%, 10/15/17	250	250,707
1.40%, 12/15/17	518	519,679
1.45%, 07/17/17	205	205,831
1.63%, 03/15/19	200	201,096
1.70%, 02/15/19	250	251,777
1.90%, 07/16/18	330	333,682
2.70%, 07/15/20	110	114,395
2.88%, 12/15/21	385	404,178
2.88%, 03/15/22 (Call 12/15/21)	200	209,453
2.88%, 03/15/23	300	311,917
3.10%, 03/15/26	65	68,467
3.75%, 07/15/25	485	536,260
4.70%, 02/15/21 (Call 11/15/20)	200	223,559
6.00%, 02/15/18	122	130,340

		10,429,128
HOLDING COMPANIES – DIVERSIFIED — 0.06%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	250	258,539
FS Investment Corp.
4.00%, 07/15/19	150	151,805
4.75%, 05/15/22 (Call 04/15/22)	100	100,335
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	200	210,771
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	350	354,691
Prospect Capital Corp.
5.88%, 03/15/23	175	172,375

		1,248,516
HOME BUILDERS — 0.01%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	210,241

		210,241

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	$100	$104,909
Whirlpool Corp.
1.65%, 11/01/17	162	162,362
4.85%, 06/15/21	250	279,818

		547,089
HOUSEHOLD PRODUCTS & WARES — 0.12%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	50	51,011
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	251,889
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	106,723
3.80%, 11/15/21	300	324,851
Kimberly-Clark Corp.
1.85%, 03/01/20	70	71,118
1.90%, 05/22/19	310	315,762
2.75%, 02/15/26	80	83,605
3.05%, 08/15/25	250	267,419
6.13%, 08/01/17	756	791,865
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	225	242,631

		2,506,874
HOUSEWARES — 0.09%
Newell Brands Inc.
2.15%, 10/15/18	125	126,100
2.60%, 03/29/19	250	255,940
2.88%, 12/01/19 (Call 11/01/19)	255	260,987
3.15%, 04/01/21 (Call 03/01/21)	530	553,294
3.90%, 11/01/25 (Call 08/01/25)	65	68,408
4.00%, 06/15/22 (Call 03/15/22)	125	132,773
4.20%, 04/01/26 (Call 01/01/26)	500	546,449

		1,943,951

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
INSURANCE — 0.98%
Aflac Inc.
3.25%, 03/17/25	$250	$261,032
3.63%, 11/15/24	200	215,225
4.00%, 02/15/22	200	218,079
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	250	255,770
Allstate Corp. (The)
7.45%, 05/16/19	200	230,858
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	100	100,503
American International Group Inc.
3.38%, 08/15/20	250	261,254
3.90%, 04/01/26 (Call 01/01/26)	740	779,136
4.13%, 02/15/24	64	68,915
4.88%, 06/01/22	500	559,496
5.85%, 01/16/18	146	154,412
6.40%, 12/15/20	175	205,068
Aon Corp.
5.00%, 09/30/20	200	221,072
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	208,498
3.88%, 12/15/25 (Call 09/15/25)	250	268,457
Assurant Inc.
2.50%, 03/15/18	100	100,609
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	25,090
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	14	14,036
1.30%, 08/15/19	370	370,274
2.00%, 08/15/18	18	18,290
4.25%, 01/15/21	650	718,656
5.40%, 05/15/18[a]	1,005	1,076,640
Berkshire Hathaway Inc.
1.55%, 02/09/18	214	215,323
2.10%, 08/14/19	300	306,716
2.75%, 03/15/23 (Call 01/15/23)	160	166,473

Security	Principal (000s)	Value
3.13%, 03/15/26 (Call 12/15/25)	$750	$795,755
Chubb Corp. (The)
5.75%, 05/15/18	120	128,880
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	71,985
2.70%, 03/13/23	450	464,483
2.88%, 11/03/22 (Call 09/03/22)	85	88,695
3.35%, 05/03/26 (Call 02/03/26)	45	48,315
5.90%, 06/15/19	250	278,805
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	200	210,708
4.50%, 03/01/26 (Call 12/01/25)	250	269,232
5.88%, 08/15/20	75	84,383
7.35%, 11/15/19	100	115,332
Fidelity National Financial Inc.
5.50%, 09/01/22	300	326,617
First American Financial Corp.
4.60%, 11/15/24	100	103,880
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	500	565,603
6.30%, 03/15/18	100	106,569
Lincoln National Corp.
3.35%, 03/09/25[a]	75	75,727
4.85%, 06/24/21	100	110,445
8.75%, 07/01/19	400	469,700
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	250	265,818
Manulife Financial Corp.
4.15%, 03/04/26	325	353,225
Markel Corp.
5.35%, 06/01/21	200	221,300
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	294,502
3.30%, 03/14/23 (Call 01/14/23)	45	46,868

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.50%, 06/03/24 (Call 03/03/24)	$250	$261,100
MetLife Inc.
1.76%, 12/15/17	150	150,694
3.00%, 03/01/25	305	308,457
3.05%, 12/15/22	225	233,838
3.60%, 11/13/25 (Call 08/13/25)	55	58,154
4.75%, 02/08/21	375	421,094
Series A
6.82%, 08/15/18	220	242,703
Series D
4.37%, 09/15/23	330	364,959
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	325	349,627
Principal Financial Group Inc.
1.85%, 11/15/17	500	501,211
3.40%, 05/15/25 (Call 02/15/25)	100	101,925
Progressive Corp. (The)
2.45%, 01/15/27	200	199,658
3.75%, 08/23/21	100	108,842
Prudential Financial Inc.
2.35%, 08/15/19	300	305,559
3.50%, 05/15/24	950	991,155
4.50%, 11/16/21	350	389,750
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	400	440,000
Series D
6.00%, 12/01/17	2	2,110
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	219,147
StanCorp Financial Group Inc.
5.00%, 08/15/22	200	213,441
Trinity Acquisition PLC
4.63%, 08/15/23	250	266,132
Unum Group
4.00%, 03/15/24	200	206,320
5.63%, 09/15/20	125	138,896
Voya Financial Inc.
2.90%, 02/15/18	313	318,623
3.65%, 06/15/26	150	150,744

Security	Principal (000s)	Value
Willis Towers Watson PLC
5.75%, 03/15/21	$100	$112,351
WR Berkley Corp.
4.63%, 03/15/22	300	325,808
XLIT Ltd.
4.45%, 03/31/25	150	151,285
5.75%, 10/01/21	450	516,368

		20,566,660
INTERNET — 0.35%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	407,499
3.13%, 11/28/21 (Call 09/28/21)	925	961,768
3.60%, 11/28/24 (Call 08/28/24)	200	210,083
Alphabet Inc.
3.38%, 02/25/24	629	689,341
3.63%, 05/19/21	125	137,465
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	154,639
2.60%, 12/05/19 (Call 11/05/19)	518	538,822
3.30%, 12/05/21 (Call 10/05/21)	500	537,594
3.80%, 12/05/24 (Call 09/05/24)	225	251,152
Baidu Inc.
2.25%, 11/28/17	200	201,601
3.50%, 11/28/22	300	315,441
4.13%, 06/30/25	400	432,768
eBay Inc.
1.35%, 07/15/17	100	100,151
2.60%, 07/15/22 (Call 04/15/22)	750	754,667
3.25%, 10/15/20 (Call 07/15/20)	100	104,709
3.45%, 08/01/24 (Call 05/01/24)	350	361,473
3.80%, 03/09/22 (Call 02/09/22)	25	26,603
Expedia Inc.
5.95%, 08/15/20	500	560,953

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	$350	$366,094
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)	290	295,334

		7,408,157
IRON & STEEL — 0.10%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	270,203
4.13%, 09/15/22 (Call 06/15/22)	100	108,817
5.85%, 06/01/18	10	10,695
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	350	362,370
Vale Overseas Ltd.
4.38%, 01/11/22[a]	650	632,938
4.63%, 09/15/20[a]	400	405,000
6.25%, 08/10/26	250	259,375

		2,049,398
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	300	322,652
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	150	159,582

		482,234
LODGING — 0.10%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	86,549
5.38%, 08/15/21 (Call 05/15/21)	100	112,309
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	100	102,273
3.00%, 03/01/19 (Call 12/01/18)	150	154,442
3.25%, 09/15/22 (Call 06/15/22)	100	103,035

Security	Principal (000s)	Value
3.38%, 10/15/20 (Call 07/15/20)	$105	$109,235
Series N
3.13%, 10/15/21 (Call 07/15/21)	175	180,551
Series R
3.13%, 06/15/26 (Call 03/15/26)	250	253,843
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	175	179,035
3.75%, 03/15/25 (Call 12/15/24)	65	67,736
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	100	101,844
4.25%, 03/01/22 (Call 12/01/21)	150	156,965
5.10%, 10/01/25 (Call 07/01/25)	200	217,496
5.63%, 03/01/21	150	165,259

		1,990,572
MACHINERY — 0.42%
Caterpillar Financial Services Corp.
1.50%, 02/23/18	500	502,956
1.70%, 08/09/21	500	497,392
2.00%, 03/05/20	350	355,232
2.10%, 06/09/19	300	305,652
2.25%, 12/01/19	100	102,516
2.50%, 11/13/20	250	258,371
3.30%, 06/09/24	100	107,159
7.05%, 10/01/18	16	17,858
7.15%, 02/15/19	200	227,379
Series G
2.45%, 09/06/18	450	460,746
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	225	232,072
3.90%, 05/27/21	125	137,104
7.90%, 12/15/18	22	25,185
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	250	257,791

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.38%, 10/16/19	$300	$327,632
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	250	265,258
John Deere Capital Corp.
1.30%, 03/12/18	330	330,821
1.35%, 01/16/18	295	295,900
1.60%, 07/13/18	85	85,680
1.70%, 01/15/20	175	176,141
2.05%, 03/10/20	450	457,211
2.38%, 07/14/20	140	143,890
2.55%, 01/08/21	500	516,672
2.65%, 06/10/26	250	256,756
2.80%, 03/04/21	375	391,487
2.80%, 03/06/23	900	941,006
3.15%, 10/15/21	200	212,539
3.35%, 06/12/24	80	86,432
Series 0014
2.45%, 09/11/20	120	123,438
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	129,622
Roper Technologies Inc.
2.05%, 10/01/18	14	14,144
3.00%, 12/15/20 (Call 11/15/20)	200	207,364
3.13%, 11/15/22 (Call 08/15/22)	250	252,908

		8,702,314
MANUFACTURING — 0.45%
3M Co.
1.38%, 08/07/18	30	30,177
1.63%, 06/15/19	250	253,081
3.00%, 08/07/25	250	269,530
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	480	495,263
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	75	77,919
Eaton Corp.
1.50%, 11/02/17	500	500,428
2.75%, 11/02/22	435	447,943

Security	Principal (000s)	Value
General Electric Co.
2.70%, 10/09/22	$900	$941,270
3.10%, 01/09/23	650	693,709
3.15%, 09/07/22	68	72,688
3.45%, 05/15/24 (Call 02/13/24)	130	142,337
4.38%, 09/16/20	50	55,449
4.63%, 01/07/21	50	56,418
4.65%, 10/17/21	700	798,734
5.25%, 12/06/17	128	134,654
5.30%, 02/11/21	400	460,261
6.00%, 08/07/19	956	1,086,844
Illinois Tool Works Inc.
1.95%, 03/01/19	125	126,979
3.38%, 09/15/21 (Call 06/15/21)	325	348,686
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	350	384,598
6.88%, 08/15/18	264	290,458
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	71,066
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	214,508
Pentair Finance SA
2.65%, 12/01/19	250	249,189
4.65%, 09/15/25 (Call 06/15/25)	100	105,775
Textron Inc.
3.65%, 03/01/21	450	472,664
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	97,886
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	45	47,104
3.70%, 02/15/26 (Call 11/15/25)	115	121,921
6.55%, 10/01/17	300	316,230

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	$100	$109,135

		9,472,904
MEDIA — 0.95%
21st Century Fox America Inc.
3.00%, 09/15/22	650	678,098
3.70%, 10/15/25 (Call 07/15/25)	80	87,205
4.00%, 10/01/23	200	219,785
6.90%, 03/01/19	300	337,991
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	90	91,117
3.38%, 03/01/22 (Call 12/01/21)	440	461,479
3.50%, 01/15/25 (Call 10/15/24)	85	88,237
3.70%, 08/15/24 (Call 05/15/24)	250	264,277
4.63%, 05/15/18	100	104,989
5.75%, 04/15/20	100	113,110
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[b]	685	717,281
4.46%, 07/23/22 (Call 05/23/22)[b]	500	542,350
4.91%, 07/23/25 (Call 04/23/25)[b]	780	860,159
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	500	704,666
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	55	54,646
2.35%, 01/15/27 (Call 10/15/26)	100	99,098
2.75%, 03/01/23 (Call 02/01/23)	235	243,995
3.13%, 07/15/22	625	666,597
3.15%, 03/01/26 (Call 12/01/25)	250	264,221

Security	Principal (000s)	Value
3.38%, 02/15/25 (Call 11/15/24)	$440	$472,502
3.60%, 03/01/24	250	274,641
5.70%, 05/15/18	260	280,031
5.88%, 02/15/18	18	19,236
6.30%, 11/15/17	100	106,214
Discovery Communications LLC
3.25%, 04/01/23	100	99,301
3.30%, 05/15/22	200	203,954
3.45%, 03/15/25 (Call 12/15/24)	200	197,680
4.38%, 06/15/21	250	270,076
Grupo Televisa SAB
6.63%, 03/18/25	100	124,764
Historic TW Inc.
6.88%, 06/15/18	10	10,955
NBCUniversal Media LLC
2.88%, 01/15/23	950	992,591
5.15%, 04/30/20	475	535,654
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	200	203,311
3.90%, 11/15/24 (Call 08/15/24)	300	314,883
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	400	428,790
6.50%, 07/15/18	310	337,445
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	400	425,236
4.13%, 02/15/21 (Call 11/15/20)	400	425,296
5.00%, 02/01/20	225	245,151
6.75%, 07/01/18	563	613,602
8.25%, 04/01/19	650	751,691
8.75%, 02/14/19	250	290,294
Time Warner Inc.
2.10%, 06/01/19	300	304,387
2.95%, 07/15/26 (Call 04/15/26)	145	147,936
3.40%, 06/15/22	250	265,087
3.55%, 06/01/24 (Call 03/01/24)	400	426,614

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.60%, 07/15/25 (Call 04/15/25)	$100	$107,129
4.00%, 01/15/22	350	381,179
4.05%, 12/15/23	300	330,403
4.70%, 01/15/21	50	55,778
4.88%, 03/15/20	425	469,905
Viacom Inc.
2.20%, 04/01/19	350	351,273
3.13%, 06/15/22 (Call 03/15/22)	475	478,472
3.88%, 12/15/21	100	106,459
3.88%, 04/01/24 (Call 01/01/24)	100	103,265
4.25%, 09/01/23 (Call 06/01/23)	300	315,851
Walt Disney Co. (The)
1.65%, 01/08/19	250	252,867
1.85%, 05/30/19	200	203,478
1.85%, 07/30/26	240	231,323
2.15%, 09/17/20	250	257,140
2.55%, 02/15/22	250	259,954
3.00%, 02/13/26	250	265,465
3.15%, 09/17/25	165	179,218
3.75%, 06/01/21	100	109,887

		19,825,669
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
1.25%, 01/15/18	364	364,862
3.25%, 06/15/25 (Call 03/15/25)	300	322,971

		687,833
MINING — 0.19%
Barrick North America Finance LLC
4.40%, 05/30/21	435	475,216
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	400	418,489
3.25%, 11/21/21	625	664,159
3.85%, 09/30/23	50	54,562
6.50%, 04/01/19	200	224,948
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	450	466,947

Security	Principal (000s)	Value
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	$550	$585,542
3.75%, 06/15/25 (Call 03/15/25)	350	371,027
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	242	249,020
3.50%, 03/22/22 (Call 12/22/21)	97	103,232
Southern Copper Corp.
3.50%, 11/08/22	450	452,812

		4,065,954
OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	400	416,481
5.60%, 03/15/18	200	210,090
Xerox Corp.
2.75%, 09/01/20	200	196,051
3.50%, 08/20/20[a]	250	252,487
3.80%, 05/15/24	275	268,359
4.50%, 05/15/21	125	130,204
5.63%, 12/15/19	225	243,323

		1,716,995
OIL & GAS — 2.21%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	200	193,694
4.85%, 03/15/21 (Call 02/15/21)[a]	750	798,425
6.38%, 09/15/17	64	66,833
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[a]	100	97,730
3.25%, 04/15/22 (Call 01/15/22)	50	51,038
3.63%, 02/01/21 (Call 11/01/20)	300	311,701
BP Capital Markets PLC
1.38%, 05/10/18	50	50,066
1.67%, 02/13/18	120	120,736
2.24%, 09/26/18	362	368,592
2.24%, 05/10/19	1,350	1,377,778

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.52%, 01/15/20	$100	$102,908
2.75%, 05/10/23	200	202,949
3.12%, 05/04/26 (Call 02/04/26)	230	237,411
3.54%, 11/04/24	250	266,749
3.56%, 11/01/21	200	214,935
3.99%, 09/26/23	500	547,821
4.74%, 03/11/21	700	784,920
4.75%, 03/10/19	350	378,041
British Transco Finance Inc.
6.63%, 06/01/18	275	297,521
Canadian Natural Resources Ltd.
1.75%, 01/15/18	10	9,940
3.80%, 04/15/24 (Call 01/15/24)	150	149,628
3.90%, 02/01/25 (Call 11/01/24)	125	124,664
5.90%, 02/01/18	225	236,397
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	1,142	1,141,404
1.34%, 11/09/17	250	250,731
1.56%, 05/16/19	550	553,009
1.72%, 06/24/18 (Call 05/24/18)	863	870,698
1.79%, 11/16/18	250	252,954
1.96%, 03/03/20 (Call 02/03/20)	200	202,859
2.36%, 12/05/22 (Call 09/05/22)	750	763,693
2.41%, 03/03/22 (Call 01/03/22)	145	148,518
2.42%, 11/17/20 (Call 10/17/20)	325	335,184
2.95%, 05/16/26 (Call 02/16/26)	500	520,346
3.19%, 06/24/23 (Call 03/24/23)	275	292,630
3.33%, 11/17/25 (Call 08/17/25)	50	53,843
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	313,776

Security	Principal (000s)	Value
5.88%, 05/01/22 (Call 05/01/17)	$10	$10,416
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18[a]	450	450,179
3.00%, 05/09/23	900	917,568
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	650	709,943
ConocoPhillips
5.20%, 05/15/18	200	211,555
5.75%, 02/01/19	175	190,818
6.00%, 01/15/20	600	676,181
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	276	273,562
2.20%, 05/15/20 (Call 04/15/20)[a]	90	90,529
2.40%, 12/15/22 (Call 09/15/22)[a]	325	321,603
2.88%, 11/15/21 (Call 09/15/21)	200	204,189
3.35%, 11/15/24 (Call 08/15/24)	239	244,899
3.35%, 05/15/25 (Call 02/15/25)	200	203,858
4.20%, 03/15/21 (Call 02/15/21)[a]	100	107,648
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	542	538,152
4.00%, 07/15/21 (Call 04/15/21)	300	312,360
Ecopetrol SA
4.13%, 01/16/25	375	361,875
4.25%, 09/18/18	200	207,250
5.38%, 06/26/26 (Call 03/26/26)	500	511,875
7.63%, 07/23/19	375	427,500
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	76,057
4.10%, 02/01/21	750	808,642
4.15%, 01/15/26 (Call 10/15/25)	250	275,546

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
EQT Corp.
4.88%, 11/15/21	$400	$436,267
Exxon Mobil Corp.
1.31%, 03/06/18	350	350,835
1.82%, 03/15/19 (Call 02/15/19)	400	404,960
1.91%, 03/06/20 (Call 02/06/20)	100	101,438
2.22%, 03/01/21 (Call 02/01/21)	160	163,329
2.71%, 03/06/25 (Call 12/06/24)	750	779,351
2.73%, 03/01/23 (Call 01/01/23)	250	260,156
3.04%, 03/01/26 (Call 12/01/25)	470	497,792
3.18%, 03/15/24 (Call 12/15/23)	314	335,655
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	145	140,437
8.13%, 02/15/19	75	84,780
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	102,447
6.15%, 06/15/19	100	109,899
7.25%, 12/15/19	400	458,868
Kerr-McGee Corp.
6.95%, 07/01/24	100	116,598
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	100	91,789
3.85%, 06/01/25 (Call 03/01/25)[a]	250	232,011
5.90%, 03/15/18	10	10,440
6.00%, 10/01/17	494	511,300
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	230	238,858
3.63%, 09/15/24 (Call 06/15/24)	115	115,905
5.13%, 03/01/21	175	194,588
Nabors Industries Inc.
5.00%, 09/15/20	360	352,800

Security	Principal (000s)	Value
6.15%, 02/15/18	$18	$18,540
9.25%, 01/15/19	400	432,000
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	530,300
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	101,496
3.40%, 04/15/26 (Call 01/15/26)	390	411,514
3.50%, 06/15/25 (Call 03/15/25)	200	212,931
Series 1
4.10%, 02/01/21 (Call 11/01/20)	300	325,936
Petro-Canada
6.05%, 05/15/18	10	10,711
Petroleos Mexicanos
3.13%, 01/23/19	100	101,248
3.50%, 07/23/20	500	506,341
3.50%, 01/30/23	475	460,912
4.50%, 01/23/26	500	501,923
4.88%, 01/24/22	875	912,632
4.88%, 01/18/24	125	130,149
5.50%, 01/21/21	400	431,075
5.75%, 03/01/18	920	968,608
6.38%, 02/04/21[b]	200	221,725
8.00%, 05/03/19	650	735,426
Phillips 66
2.95%, 05/01/17	200	202,318
4.30%, 04/01/22	400	437,716
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	56,711
3.95%, 07/15/22 (Call 04/15/22)	275	289,432
Shell International Finance BV
1.25%, 11/10/17	280	280,510
1.90%, 08/10/18	32	32,400
2.00%, 11/15/18	550	558,394
2.13%, 05/11/20	742	755,088
2.25%, 11/10/20	740	755,462
2.38%, 08/21/22	500	508,220
2.88%, 05/10/26	250	256,307

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.25%, 05/11/25	$855	$906,260
3.40%, 08/12/23	100	107,231
4.30%, 09/22/19	276	298,977
Statoil ASA
1.15%, 05/15/18	100	99,671
2.45%, 01/17/23	500	507,725
3.25%, 11/10/24	725	768,408
5.25%, 04/15/19	725	793,571
6.70%, 01/15/18	125	133,765
Suncor Energy Inc.
6.10%, 06/01/18	450	483,209
Total Capital Canada Ltd.
1.45%, 01/15/18	214	214,971
2.75%, 07/15/23	100	103,560
Total Capital International SA
2.10%, 06/19/19	50	51,021
2.13%, 01/10/19	30	30,570
2.70%, 01/25/23	150	155,007
2.88%, 02/17/22	250	261,516
3.70%, 01/15/24	300	328,562
3.75%, 04/10/24	364	399,603
Total Capital SA
2.13%, 08/10/18	972	988,910
4.13%, 01/28/21	200	219,790
Valero Energy Corp.
6.13%, 02/01/20	450	509,712
9.38%, 03/15/19	300	354,465
XTO Energy Inc.
5.50%, 06/15/18	250	268,292
6.50%, 12/15/18	150	167,005

		46,210,656
OIL & GAS SERVICES — 0.10%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	300	312,242
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	220	213,488
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	450	467,112
3.50%, 08/01/23 (Call 05/01/23)	125	128,608

Security	Principal (000s)	Value
3.80%, 11/15/25 (Call 08/15/25)	$300	$310,159
5.90%, 09/15/18	250	270,451
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	450	419,460

		2,121,520
PACKAGING & CONTAINERS — 0.05%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	150	163,820
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)	400	436,731
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	16,128
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	350	369,436
4.90%, 03/01/22	50	56,047

		1,042,162
PHARMACEUTICALS — 1.53%
Abbott Laboratories
5.13%, 04/01/19	338	368,439
AbbVie Inc.
1.75%, 11/06/17	845	848,489
2.30%, 05/14/21 (Call 04/14/21)	130	131,420
2.50%, 05/14/20 (Call 04/14/20)	900	920,358
2.90%, 11/06/22	883	906,625
3.20%, 05/14/26 (Call 02/14/26)	935	958,125
3.60%, 05/14/25 (Call 02/14/25)	1,175	1,240,875
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,360	1,404,137
3.45%, 03/15/22 (Call 01/15/22)	324	338,876
3.80%, 03/15/25 (Call 12/15/24)	310	327,179

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	$600	$619,318
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	1,050	1,045,706
3.38%, 09/15/20	150	156,889
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	105,037
3.40%, 05/15/24 (Call 02/15/24)	300	317,864
AstraZeneca PLC
1.75%, 11/16/18	18	18,177
2.38%, 11/16/20	100	102,808
3.38%, 11/16/25	500	535,821
5.90%, 09/15/17	1,050	1,100,283
Baxalta Inc.
2.00%, 06/22/18	35	35,033
2.88%, 06/23/20 (Call 05/23/20)	300	305,256
4.00%, 06/23/25 (Call 03/23/25)	400	426,299
Bristol-Myers Squibb Co.
2.00%, 08/01/22	200	201,888
3.25%, 11/01/23	300	327,665
Cardinal Health Inc.
1.95%, 06/15/18	287	289,291
3.20%, 06/15/22	100	104,679
3.50%, 11/15/24 (Call 08/15/24)	250	266,651
4.63%, 12/15/20	100	110,601
Eli Lilly & Co.
1.25%, 03/01/18	58	58,133
1.95%, 03/15/19	250	253,703
Express Scripts Holding Co.
2.25%, 06/15/19	200	202,958
3.30%, 02/25/21 (Call 01/25/21)	60	63,061
3.50%, 06/15/24 (Call 03/15/24)	300	311,719
3.90%, 02/15/22	200	215,457
4.50%, 02/25/26 (Call 11/27/25)	250	275,427

Security	Principal (000s)	Value
4.75%, 11/15/21	$200	$224,104
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	650	698,152
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	350	367,241
Johnson & Johnson
1.65%, 12/05/18	14	14,189
2.05%, 03/01/23 (Call 01/01/23)	250	254,643
2.45%, 03/01/26 (Call 12/01/25)	600	620,192
2.95%, 09/01/20	100	106,086
3.38%, 12/05/23	250	276,345
3.55%, 05/15/21	200	218,740
5.15%, 07/15/18	10	10,759
5.55%, 08/15/17	455	474,880
McKesson Corp.
1.40%, 03/15/18	375	375,025
2.70%, 12/15/22 (Call 09/15/22)	250	254,464
2.85%, 03/15/23 (Call 12/15/22)	125	128,128
4.75%, 03/01/21 (Call 12/01/20)	100	110,806
5.70%, 03/01/17	161	164,681
7.50%, 02/15/19	30	34,203
Mead Johnson Nutrition Co.
3.00%, 11/15/20	135	139,970
4.13%, 11/15/25 (Call 08/15/25)	110	120,207
Merck & Co. Inc.
1.10%, 01/31/18	22	22,017
1.30%, 05/18/18	14	14,048
1.85%, 02/10/20	180	182,829
2.35%, 02/10/22	600	616,062
2.75%, 02/10/25 (Call 11/10/24)	1,125	1,175,554
2.80%, 05/18/23	675	707,937
Mylan Inc.
2.60%, 06/24/18	505	511,759
Mylan NV
3.00%, 12/15/18[b]	200	204,695
3.15%, 06/15/21 (Call 05/15/21)[b]	500	511,857

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.95%, 06/15/26 (Call 03/15/26)[b]	$500	$516,100
Novartis Capital Corp.
2.40%, 09/21/22	300	309,744
3.00%, 11/20/25 (Call 08/20/25)	550	586,149
3.40%, 05/06/24	550	602,961
Novartis Securities Investment Ltd.
5.13%, 02/10/19	362	395,587
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	200	205,268
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	200	208,951
Pfizer Inc.
1.45%, 06/03/19	100	100,528
1.50%, 06/15/18	239	240,283
3.00%, 06/15/23	250	266,301
3.40%, 05/15/24	250	273,958
6.20%, 03/15/19	1,150	1,287,071
Sanofi
1.25%, 04/10/18	122	122,202
4.00%, 03/29/21	200	219,889
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	250	253,870
Series 2
3.65%, 11/10/21	195	207,015
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	300	302,238
Teva Pharmaceutical Finance Netherlands III BV
1.70%, 07/19/19	555	556,019
2.20%, 07/21/21	630	629,680
2.80%, 07/21/23	565	567,841
Zoetis Inc.
1.88%, 02/01/18	30	30,054
3.25%, 02/01/23 (Call 11/01/22)	575	592,235
4.50%, 11/13/25 (Call 08/13/25)	115	128,749

		32,036,513

Security	Principal (000s)	Value
PIPELINES — 1.08%
Boardwalk Pipelines LP
5.95%, 06/01/26 (Call 03/01/26)	$200	$217,865
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	235,550
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	252,342
4.15%, 07/01/23 (Call 04/01/23)	100	99,472
4.35%, 10/15/24 (Call 07/15/24)	250	251,842
4.88%, 02/01/21 (Call 11/01/20)	300	320,297
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	125	133,567
6.00%, 05/15/18	200	213,009
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	150	141,209
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	330	340,395
4.38%, 10/15/20 (Call 09/15/20)	250	259,786
5.88%, 10/15/25 (Call 07/15/25)[a]	75	83,234
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	165	157,727
Energy Transfer Partners LP
2.50%, 06/15/18	100	100,267
4.05%, 03/15/25 (Call 12/15/24)	550	550,438
4.15%, 10/01/20 (Call 08/01/20)	50	52,147
4.65%, 06/01/21 (Call 03/01/21)	400	425,320
4.75%, 01/15/26 (Call 10/15/25)	500	523,792

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.20%, 02/01/22 (Call 11/01/21)	$475	$514,488
6.70%, 07/01/18	12	12,898
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	100	98,392
4.15%, 06/01/25 (Call 03/01/25)	200	189,159
4.40%, 04/01/24 (Call 01/01/24)	100	97,053
Enterprise Products Operating LLC
1.65%, 05/07/18	230	230,206
2.55%, 10/15/19 (Call 09/15/19)	195	198,990
2.85%, 04/15/21 (Call 03/15/21)	155	159,120
3.35%, 03/15/23 (Call 12/15/22)	850	875,863
3.75%, 02/15/25 (Call 11/15/24)	49	51,224
6.50%, 01/31/19	800	889,331
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	167,881
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	346,619
3.95%, 09/01/22 (Call 06/01/22)	275	285,312
4.15%, 03/01/22	200	208,683
4.25%, 09/01/24 (Call 06/01/24)	240	246,083
4.30%, 05/01/24 (Call 02/01/24)	100	102,756
5.00%, 10/01/21 (Call 07/01/21)	100	108,559
5.95%, 02/15/18	768	810,211
6.50%, 04/01/20	250	280,135
6.85%, 02/15/20	250	281,972
9.00%, 02/01/19	75	86,066
Kinder Morgan Inc./DE
2.00%, 12/01/17	300	298,543
3.05%, 12/01/19 (Call 11/01/19)	950	972,967

Security	Principal (000s)	Value
6.50%, 09/15/20	$200	$226,593
Magellan Midstream Partners LP
4.25%, 02/01/21	300	322,720
5.00%, 03/01/26 (Call 12/01/25)	350	399,542
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)[b]	300	306,951
5.50%, 02/15/23 (Call 08/15/17)[b]	900	931,500
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	250	254,061
3.38%, 10/01/22 (Call 07/01/22)	100	100,762
4.90%, 03/15/25 (Call 12/15/24)	250	269,424
5.00%, 09/15/23 (Call 06/15/23)	250	270,313
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	500	502,227
3.85%, 10/15/23 (Call 07/15/23)	250	248,623
5.75%, 01/15/20	50	54,409
6.50%, 05/01/18	500	533,738
8.75%, 05/01/19	160	184,492
Questar Pipeline Co.
5.83%, 02/01/18	75	79,322
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	250	257,187
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	275	270,718
8.00%, 10/01/19	275	316,912
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	400	410,182
4.60%, 06/15/21 (Call 03/15/21)	100	108,373

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	$100	$99,325
5.95%, 12/01/25 (Call 09/01/25)	325	375,986
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	350	348,912
4.65%, 06/15/21 (Call 03/15/21)	50	51,902
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	65,156
2.50%, 08/01/22	150	150,156
3.75%, 10/16/23 (Call 07/16/23)	50	53,537
4.88%, 01/15/26 (Call 10/15/25)	205	236,557
6.50%, 08/15/18	472	514,000
7.13%, 01/15/19	200	223,357
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	75,006
4.00%, 07/01/22 (Call 04/01/22)	225	229,164
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	850	826,370
3.90%, 01/15/25 (Call 10/15/24)	198	196,382
4.00%, 11/15/21 (Call 08/15/21)	200	205,520
5.25%, 03/15/20	675	725,963
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	375	379,688

		22,675,800
REAL ESTATE — 0.06%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	25	26,188
5.25%, 03/15/25 (Call 12/15/24)	200	212,150

Security	Principal (000s)	Value
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	$195	$209,705
4.25%, 08/15/23 (Call 05/15/23)	250	277,041
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	155,294
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	275	281,554

		1,161,932
REAL ESTATE INVESTMENT TRUSTS — 1.10%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	250	267,282
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	145	148,136
3.40%, 02/15/19	100	104,060
3.50%, 01/31/23	325	339,454
4.00%, 06/01/25 (Call 03/01/25)	200	214,612
4.40%, 02/15/26 (Call 11/15/25)	30	33,055
4.50%, 01/15/18	264	274,619
4.70%, 03/15/22	225	249,216
5.00%, 02/15/24	200	227,703
5.05%, 09/01/20	250	276,929
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	256,973
3.50%, 11/15/24 (Call 08/15/24)	250	263,518
3.50%, 11/15/25 (Call 08/15/25)	30	31,607
3.95%, 01/15/21 (Call 10/15/20)	50	53,368
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	240	256,024
3.70%, 11/15/18 (Call 08/17/18)	260	270,780

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.13%, 05/15/21 (Call 02/15/21)	$500	$542,168
5.88%, 10/15/19 (Call 07/17/19)	400	446,062
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	400	408,427
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	50,053
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	300	294,330
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	127,768
5.25%, 02/15/24 (Call 11/15/23)	150	158,099
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	45	44,977
3.40%, 02/15/21 (Call 01/15/21)	500	524,440
3.70%, 06/15/26 (Call 03/15/26)	250	262,317
4.45%, 02/15/26 (Call 11/15/25)	250	276,034
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	161,333
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	250	250,807
4.63%, 07/15/22 (Call 04/15/22)	350	378,646
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	250	259,667
3.63%, 10/01/22 (Call 07/03/22)	218	224,887
5.25%, 03/15/21 (Call 12/15/20)	225	250,693

Security	Principal (000s)	Value
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	$250	$266,123
4.38%, 06/15/22 (Call 03/15/22)	250	272,069
EPR Properties
7.75%, 07/15/20	150	172,416
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	300	324,756
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	200	205,039
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	665	707,124
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	300	302,631
3.75%, 02/01/19 (Call 11/01/18)	300	311,053
3.88%, 08/15/24 (Call 05/17/24)	155	157,132
4.00%, 06/01/25 (Call 03/01/25)	100	102,031
4.25%, 11/15/23 (Call 08/15/23)	400	419,159
5.38%, 02/01/21 (Call 11/03/20)	250	280,094
6.70%, 01/30/18	93	99,338
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	200	202,813
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	100	102,294
5.00%, 08/15/22 (Call 02/15/22)	600	652,697
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	300	309,444
Series D
3.75%, 10/15/23 (Call 07/15/23)	200	202,190

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	$100	$108,029
4.80%, 07/15/18 (Call 05/15/18)	250	260,415
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	256,010
3.20%, 05/01/21 (Call 03/01/21)	100	103,910
6.88%, 10/01/19	30	34,444
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	268,028
4.75%, 10/01/20 (Call 07/01/20)	250	269,202
6.63%, 10/01/17	25	26,289
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	30	29,963
3.15%, 05/15/23 (Call 02/15/23)	75	69,320
4.50%, 04/18/22 (Call 01/18/22)	150	151,926
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	300	318,902
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	112,180
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)	250	260,628
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	196,216
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	130	132,008
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	300	303,514
3.88%, 07/15/24 (Call 04/15/24)	100	104,060

Security	Principal (000s)	Value
4.65%, 08/01/23 (Call 05/01/23)	$250	$276,847
6.75%, 08/15/19	25	28,272
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23 (Call 09/15/23)	100	105,648
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	225	220,075
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	250	249,648
4.75%, 05/01/24 (Call 11/01/23)	100	104,192
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	100	100,748
2.20%, 02/01/19 (Call 11/01/18)	50	50,900
2.75%, 02/01/23 (Call 11/01/22)	300	308,264
3.30%, 01/15/26 (Call 10/15/25)	250	267,300
3.75%, 02/01/24 (Call 11/01/23)	250	273,155
4.13%, 12/01/21 (Call 09/01/21)	225	248,762
4.38%, 03/01/21 (Call 12/01/20)	350	386,259
5.65%, 02/01/20 (Call 11/01/19)	500	561,783
10.35%, 04/01/19 (Call 01/01/19)	200	240,675
Tanger Properties LP
6.13%, 06/01/20	500	564,840
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	85	90,369
4.25%, 06/01/18	175	182,363
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	110	110,230

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.70%, 04/01/20 (Call 01/01/20)	$95	$97,040
4.25%, 03/01/22 (Call 12/01/21)	310	334,473
4.75%, 06/01/21 (Call 03/01/21)	150	165,755
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	225	244,763
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	550	576,465
4.50%, 01/15/24 (Call 10/15/23)	250	273,235
4.70%, 09/15/17	300	309,556
4.95%, 01/15/21 (Call 10/15/20)	100	109,209
5.25%, 01/15/22 (Call 10/15/21)	300	335,140
Weyerhaeuser Co.
4.63%, 09/15/23	100	111,525
7.38%, 10/01/19	100	114,043

		23,063,025
RETAIL — 1.00%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	53,830
4.50%, 12/01/23 (Call 09/01/23)	200	215,942
5.75%, 05/01/20	100	111,016
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	105	107,400
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	70	72,048
3.25%, 04/15/25 (Call 01/15/25)	165	171,522
3.70%, 04/15/22 (Call 01/15/22)	600	639,697
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	50	51,788

Security	Principal (000s)	Value
Best Buy Co. Inc.
5.00%, 08/01/18	$50	$52,875
5.50%, 03/15/21 (Call 12/15/20)[a]	150	166,500
Costco Wholesale Corp.
1.13%, 12/15/17	419	420,228
1.70%, 12/15/19	275	279,024
2.25%, 02/15/22	170	174,575
CVS Health Corp.
1.90%, 07/20/18	314	317,935
2.25%, 12/05/18 (Call 11/05/18)	54	55,162
2.25%, 08/12/19 (Call 07/12/19)	100	102,479
2.75%, 12/01/22 (Call 09/01/22)	600	620,477
2.80%, 07/20/20 (Call 06/20/20)	835	870,855
2.88%, 06/01/26 (Call 03/01/26)	250	255,352
3.38%, 08/12/24 (Call 05/12/24)	250	265,794
3.88%, 07/20/25 (Call 04/20/25)	500	550,293
4.00%, 12/05/23 (Call 09/05/23)	500	552,396
4.13%, 05/15/21 (Call 02/15/21)	450	492,969
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	450	465,231
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	250	255,191
2.25%, 09/10/18 (Call 08/10/18)	130	133,028
2.63%, 06/01/22 (Call 05/01/22)	575	598,524
2.70%, 04/01/23 (Call 01/01/23)	100	104,273
3.00%, 04/01/26 (Call 01/01/26)	390	415,213
3.35%, 09/15/25 (Call 06/15/25)	45	49,233

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.75%, 02/15/24 (Call 11/15/23)	$600	$666,783
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	100	106,276
4.25%, 07/17/25 (Call 04/17/25)[a]	250	258,789
4.75%, 12/15/23 (Call 09/15/23)	100	107,939
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	230	233,102
3.38%, 09/15/25 (Call 06/15/25)	350	379,532
3.80%, 11/15/21 (Call 08/15/21)	200	219,572
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	250	245,022
3.63%, 06/01/24 (Call 03/01/24)[a]	100	101,352
3.88%, 01/15/22 (Call 10/15/21)	225	235,037
McDonald’s Corp.
1.88%, 05/29/19	50	50,631
2.63%, 01/15/22	100	103,009
2.75%, 12/09/20 (Call 11/09/20)	425	442,077
3.25%, 06/10/24	100	106,221
3.70%, 01/30/26 (Call 10/30/25)	500	539,557
5.35%, 03/01/18	370	392,214
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	200	214,339
6.25%, 01/15/18	10	10,608
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	75	79,455
3.85%, 06/15/23 (Call 03/15/23)	250	268,385
4.63%, 09/15/21 (Call 06/15/21)	100	109,156

Security	Principal (000s)	Value
QVC Inc.
3.13%, 04/01/19	$75	$76,724
4.38%, 03/15/23	100	101,167
5.13%, 07/02/22	150	160,059
Staples Inc.
2.75%, 01/12/18 (Call 12/13/17)	10	10,057
4.38%, 01/12/23 (Call 10/14/22)[a]	100	103,839
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	254,852
2.45%, 06/15/26 (Call 03/15/26)	170	173,358
2.70%, 06/15/22 (Call 04/15/22)	250	261,559
Target Corp.
2.50%, 04/15/26	200	204,321
2.90%, 01/15/22	200	210,891
3.50%, 07/01/24	150	165,333
3.88%, 07/15/20	225	245,108
6.00%, 01/15/18	873	930,522
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	125	129,006
Wal-Mart Stores Inc.
1.13%, 04/11/18	814	815,679
1.95%, 12/15/18	126	128,513
3.25%, 10/25/20	650	698,016
3.30%, 04/22/24 (Call 01/22/24)	500	545,215
3.63%, 07/08/20	50	54,195
Walgreen Co.
3.10%, 09/15/22	125	130,028
Walgreens Boots Alliance Inc.
1.75%, 05/30/18	99	99,603
2.60%, 06/01/21 (Call 05/01/21)	65	66,435
2.70%, 11/18/19 (Call 10/18/19)	400	412,955
3.45%, 06/01/26 (Call 03/01/26)	500	519,781
3.80%, 11/18/24 (Call 08/18/24)	840	901,516

		20,888,638

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
SAVINGS & LOANS — 0.02%
First Niagara Financial Group Inc.
6.75%, 03/19/20	$100	$112,966
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	117	119,983
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	250	255,589

		488,538
SEMICONDUCTORS — 0.36%
Altera Corp.
2.50%, 11/15/18	510	524,434
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	176,097
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	160	177,404
4.30%, 06/15/21	840	926,544
Intel Corp.
1.35%, 12/15/17	210	211,085
2.60%, 05/19/26 (Call 02/19/26)	750	767,182
3.10%, 07/29/22	200	213,348
3.30%, 10/01/21	850	916,350
3.70%, 07/29/25 (Call 04/29/25)	350	388,896
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	400	428,799
4.65%, 11/01/24 (Call 08/01/24)	158	173,690
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	30	30,758
3.80%, 03/15/25 (Call 12/15/24)	400	416,800
QUALCOMM Inc.
1.40%, 05/18/18	219	220,165
2.25%, 05/20/20	130	133,509
3.00%, 05/20/22	500	526,034
3.45%, 05/20/25 (Call 02/20/25)	250	269,434

Security	Principal (000s)	Value
Texas Instruments Inc.
1.00%, 05/01/18	$310	$309,002
1.65%, 08/03/19	300	302,532
1.75%, 05/01/20 (Call 04/01/20)	75	75,571
2.75%, 03/12/21 (Call 02/12/21)	75	78,259
Xilinx Inc.
2.13%, 03/15/19	100	101,040
3.00%, 03/15/21	100	103,961

		7,470,894
SOFTWARE — 0.74%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	300	315,421
Autodesk Inc.
1.95%, 12/15/17	100	100,068
4.38%, 06/15/25 (Call 03/15/25)	195	205,745
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	555	567,821
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	270	293,263
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	175	179,588
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	31,650
4.80%, 03/01/26 (Call 12/01/25)	50	54,815
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	400	419,842
3.63%, 10/15/20 (Call 09/15/20)	50	53,076
5.00%, 03/15/22 (Call 03/15/17)	150	155,490
5.00%, 10/15/25 (Call 07/15/25)	500	574,497

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Fiserv Inc.
4.75%, 06/15/21	$250	$278,447
Microsoft Corp.
1.30%, 11/03/18	434	436,178
1.55%, 08/08/21 (Call 07/08/21)	500	499,034
1.63%, 12/06/18	522	528,513
2.00%, 11/03/20 (Call 10/03/20)	1,255	1,282,263
2.13%, 11/15/22	100	100,837
2.38%, 02/12/22 (Call 01/12/22)	600	619,096
2.40%, 08/08/26 (Call 05/08/26)	600	603,683
2.65%, 11/03/22 (Call 09/03/22)	355	370,438
2.70%, 02/12/25 (Call 11/12/24)	400	414,354
3.63%, 12/15/23 (Call 09/15/23)	425	468,698
4.20%, 06/01/19	675	729,715
Oracle Corp.
1.20%, 10/15/17	528	529,495
2.25%, 10/08/19	500	514,483
2.38%, 01/15/19	100	102,682
2.40%, 09/15/23 (Call 07/15/23)	1,250	1,260,303
2.50%, 05/15/22 (Call 03/15/22)	1,208	1,238,826
2.50%, 10/15/22	900	923,662
2.65%, 07/15/26 (Call 04/15/26)	245	247,309
2.95%, 05/15/25 (Call 02/15/25)	300	310,952
3.40%, 07/08/24 (Call 04/08/24)	50	53,532
3.63%, 07/15/23	300	326,544
3.88%, 07/15/20	400	435,118
5.75%, 04/15/18	242	259,977

		15,485,415
TELECOMMUNICATIONS — 1.38%
America Movil SAB de CV
5.00%, 03/30/20	875	967,784
5.63%, 11/15/17	150	157,351

Security	Principal (000s)	Value
AT&T Inc.
1.40%, 12/01/17	$622	$621,647
2.30%, 03/11/19	1,325	1,351,712
2.45%, 06/30/20 (Call 05/30/20)	300	306,258
3.00%, 02/15/22	675	698,011
3.00%, 06/30/22 (Call 04/30/22)	450	463,958
3.40%, 05/15/25 (Call 02/15/25)	1,117	1,150,235
3.80%, 03/15/22	450	483,680
3.88%, 08/15/21	300	325,071
3.90%, 03/11/24 (Call 12/11/23)	650	696,844
3.95%, 01/15/25 (Call 10/15/24)	500	534,801
4.13%, 02/17/26 (Call 11/17/25)	325	353,180
4.45%, 05/15/21	650	716,524
4.45%, 04/01/24 (Call 01/01/24)	325	358,769
5.00%, 03/01/21	250	279,485
5.20%, 03/15/20	250	278,825
5.50%, 02/01/18	782	825,951
5.60%, 05/15/18	22	23,569
5.88%, 10/01/19	300	337,422
British Telecommunications PLC
2.35%, 02/14/19	250	255,253
5.95%, 01/15/18	150	159,145
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	25	25,450
3.85%, 04/15/23	235	252,021
Cisco Systems Inc.
1.60%, 02/28/19	375	378,816
1.65%, 06/15/18	1,018	1,028,510
2.20%, 02/28/21	105	107,808
2.60%, 02/28/23	250	260,964
2.95%, 02/28/26	100	106,491
3.63%, 03/04/24	575	639,464
4.95%, 02/15/19	600	653,603
Corning Inc.
4.25%, 08/15/20	50	53,508

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	$55	$58,214
4.40%, 12/15/20	150	162,275
Juniper Networks Inc.
4.50%, 03/15/24	50	53,223
4.60%, 03/15/21	175	187,713
Motorola Solutions Inc.
3.50%, 09/01/21	125	127,994
3.50%, 03/01/23	55	54,154
3.75%, 05/15/22	225	229,269
7.50%, 05/15/25	200	238,525
Orange SA
2.75%, 02/06/19	500	514,807
4.13%, 09/14/21	50	54,988
5.38%, 07/08/19	50	55,236
Qwest Corp.
6.75%, 12/01/21	150	167,625
7.25%, 09/15/25	200	216,500
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	60	65,233
4.10%, 10/01/23 (Call 07/01/23)	300	333,189
6.80%, 08/15/18	155	170,154
Telefonica Emisiones SAU
3.19%, 04/27/18	500	512,984
5.46%, 02/16/21	450	512,607
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	200	222,518
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	1,050	1,067,952
2.55%, 06/17/19	1,250	1,287,357
2.63%, 02/21/20	250	258,014
2.63%, 08/15/26 (Call 05/15/26)	400	396,390
3.00%, 11/01/21 (Call 09/01/21)	210	220,652
3.45%, 03/15/21	375	400,484
3.50%, 11/01/21	125	134,344
3.50%, 11/01/24 (Call 08/01/24)	1,058	1,133,648
3.65%, 09/14/18	1,175	1,228,958

Security	Principal (000s)	Value
4.15%, 03/15/24 (Call 12/15/23)	$54	$59,909
4.50%, 09/15/20	750	828,207
5.15%, 09/15/23	850	993,420
5.50%, 02/15/18	210	222,375
6.10%, 04/15/18	10	10,752
Vodafone Group PLC
1.25%, 09/26/17	500	499,229
1.50%, 02/19/18	218	217,856
2.50%, 09/26/22	225	227,779
2.95%, 02/19/23	375	388,448
4.63%, 07/15/18	500	527,822

		28,892,914
TEXTILES — 0.01%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	104,933

		104,933
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	46,383
Mattel Inc.
2.35%, 05/06/19	200	202,841
3.15%, 03/15/23 (Call 12/15/22)	125	125,934

		375,158
TRANSPORTATION — 0.47%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	150	157,926
3.05%, 03/15/22 (Call 12/15/21)	60	63,455
3.05%, 09/01/22 (Call 06/01/22)	1,000	1,056,738
3.40%, 09/01/24 (Call 06/01/24)	150	162,331
4.70%, 10/01/19	250	275,172
5.65%, 05/01/17	250	257,543
5.75%, 03/15/18	250	267,389
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	100	101,505

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.75%, 03/01/26 (Call 12/01/25)	$210	$218,926
2.85%, 12/15/21 (Call 09/15/21)	100	105,131
2.95%, 11/21/24 (Call 08/21/24)	130	137,886
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	200	204,406
4.50%, 01/15/22	260	285,560
9.45%, 08/01/21	150	195,267
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	525	560,516
3.70%, 10/30/20 (Call 07/30/20)	250	266,402
4.25%, 06/01/21 (Call 03/01/21)	50	55,043
6.25%, 03/15/18	10	10,725
FedEx Corp.
2.30%, 02/01/20	345	352,062
2.63%, 08/01/22	350	358,583
3.20%, 02/01/25	175	184,258
3.25%, 04/01/26 (Call 01/01/26)	45	47,415
4.00%, 01/15/24	30	33,227
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	258,932
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	100	101,654
3.13%, 06/01/26 (Call 03/01/26)	250	254,452
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	207,775
2.90%, 06/15/26 (Call 03/15/26)	250	258,461
3.00%, 04/01/22 (Call 01/01/22)	100	104,618
3.85%, 01/15/24 (Call 10/15/23)	250	274,137

Security	Principal (000s)	Value
5.90%, 06/15/19	$75	$83,860
7.70%, 05/15/17	220	229,919
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	354,666
2.50%, 05/11/20 (Call 04/11/20)	105	105,720
2.65%, 03/02/20 (Call 02/02/20)	50	50,654
2.88%, 09/01/20 (Call 08/01/20)	205	209,001
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	115	119,108
3.75%, 03/15/24 (Call 12/15/23)	550	606,394
4.16%, 07/15/22 (Call 04/15/22)	200	224,018
5.75%, 11/15/17	315	332,701
United Parcel Service Inc.
2.45%, 10/01/22	100	103,841
3.13%, 01/15/21	175	186,524
5.13%, 04/01/19	282	309,279
5.50%, 01/15/18	18	19,089

		9,752,269
TRUCKING & LEASING — 0.03%
GATX Corp.
2.50%, 03/15/19	100	100,234
2.60%, 03/30/20 (Call 02/28/20)[a]	200	199,788
3.90%, 03/30/23[a]	100	102,219
4.85%, 06/01/21	200	216,896

		619,137
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	300	324,232
6.09%, 10/15/17	100	104,857

		429,089

TOTAL CORPORATE BONDS & NOTES
(Cost: $688,174,106)		709,295,290

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[e] — 5.00%

CANADA — 0.53%
Canada Government International Bond
1.13%, 03/19/18	$1,000	$1,003,783
1.63%, 02/27/19	100	101,631
Export Development Canada
1.00%, 06/15/18	500	500,600
1.00%, 11/01/18	105	105,086
1.25%, 02/04/19	160	160,944
1.63%, 12/03/19	1,000	1,015,010
1.75%, 07/21/20	250	254,839
Province of British Columbia Canada
2.00%, 10/23/22	500	509,647
2.25%, 06/02/26	500	512,470
Province of Manitoba Canada
1.75%, 05/30/19	300	304,448
3.05%, 05/14/24	50	53,962
Province of Ontario Canada
1.10%, 10/25/17	1,000	1,001,898
1.63%, 01/18/19	500	504,804
1.65%, 09/27/19	750	756,677
2.00%, 09/27/18	475	483,661
2.00%, 01/30/19	150	152,788
3.20%, 05/16/24	1,000	1,084,005
4.00%, 10/07/19	200	215,829
4.40%, 04/14/20	600	662,526
Province of Quebec Canada
2.63%, 02/13/23	925	968,553
2.88%, 10/16/24	300	319,083
3.50%, 07/29/20	200	215,702
7.13%, 02/09/24	150	197,988

		11,085,934
CHILE — 0.06%
Chile Government International Bond
2.25%, 10/30/22	400	408,549
3.25%, 09/14/21	200	215,594
3.88%, 08/05/20	600	656,292

		1,280,435

Security	Principal (000s)	Value
COLOMBIA — 0.13%
Colombia Government International Bond
4.38%, 07/12/21	$1,300	$1,402,227
7.38%, 03/18/19	550	623,723
8.13%, 05/21/24	200	262,754
11.75%, 02/25/20	275	361,719

		2,650,423
GERMANY — 0.11%
FMS Wertmanagement AoeR
1.00%, 11/21/17	2,000	2,001,517
1.25%, 07/30/18	300	301,427

		2,302,944
ISRAEL — 0.07%
Israel Government International Bond
2.88%, 03/16/26	400	417,204
5.13%, 03/26/19	912	1,002,060

		1,419,264
ITALY — 0.04%
Italy Government International Bond
6.88%, 09/27/23	580	726,374

		726,374
JAPAN — 0.23%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	3,000	3,023,466
1.75%, 11/13/18	800	806,149
1.88%, 07/21/26	250	249,725
2.13%, 02/10/25	400	406,751
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	327,278

		4,813,369
MEXICO — 0.23%
Mexico Government International Bond
3.60%, 01/30/25[a]	1,400	1,478,152
3.63%, 03/15/22	1,980	2,114,529
4.00%, 10/02/23	400	433,893
4.13%, 01/21/26	200	219,335
5.95%, 03/19/19	450	501,779

		4,747,688

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
PANAMA — 0.04%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	$400	$439,381
5.20%, 01/30/20	350	388,477

		827,858
PERU — 0.04%
Peruvian Government International Bond
7.13%, 03/30/19	365	419,171
7.35%, 07/21/25	300	415,928

		835,099
PHILIPPINES — 0.12%
Philippine Government International Bond
4.00%, 01/15/21	600	659,100
5.50%, 03/30/26	500	637,500
8.38%, 06/17/19	300	357,000
10.63%, 03/16/25	500	821,875

		2,475,475
POLAND — 0.15%
Poland Government International Bond
3.00%, 03/17/23	850	886,125
3.25%, 04/06/26	750	797,812
4.00%, 01/22/24	150	166,500
5.13%, 04/21/21	900	1,021,500
6.38%, 07/15/19	262	297,043

		3,168,980
SOUTH AFRICA — 0.11%
South Africa Government International Bond
5.50%, 03/09/20	800	863,000
5.88%, 09/16/25[a]	700	784,875
6.88%, 05/27/19	612	682,380

		2,330,255
SOUTH KOREA — 0.16%
Export-Import Bank of Korea
2.25%, 01/21/20	1,000	1,014,035
2.38%, 08/12/19	250	254,862
2.88%, 01/21/25	400	421,551
5.00%, 04/11/22	1,000	1,166,506

Security	Principal (000s)	Value
Korea International Bond
7.13%, 04/16/19	$462	$530,631

		3,387,585
SUPRANATIONAL — 2.67%
African Development Bank
0.75%, 11/03/17	143	142,759
1.00%, 05/15/19	179	178,565
1.13%, 03/04/19	718	718,674
1.63%, 10/02/18	750	759,890
2.38%, 09/23/21	328	342,201
Asian Development Bank
1.38%, 03/23/20	600	603,390
1.50%, 09/28/18	350	353,693
1.50%, 01/22/20	1,000	1,010,504
1.63%, 03/16/21	1,900	1,925,183
1.75%, 09/11/18	600	609,353
1.88%, 02/18/22	650	663,311
2.00%, 01/22/25	1,500	1,535,321
2.00%, 04/24/26	250	255,356
Corp. Andina de Fomento
1.50%, 08/08/17	500	501,517
4.38%, 06/15/22	300	332,663
Council of Europe Development Bank
1.13%, 05/31/18	1,100	1,102,610
European Bank for Reconstruction & Development
0.88%, 07/22/19	250	248,363
1.50%, 03/16/20	1,000	1,009,578
1.63%, 11/15/18	1,100	1,114,467
European Investment Bank
1.00%, 03/15/18	1,075	1,075,544
1.00%, 06/15/18	900	900,290
1.25%, 05/15/19	2,500	2,508,468
1.38%, 09/15/21	250	249,305
1.63%, 12/18/18	1,000	1,013,241
1.63%, 03/16/20	3,475	3,519,620
1.63%, 06/15/21	2,500	2,524,434
1.75%, 06/17/19	50	50,850
1.88%, 03/15/19	2,000	2,037,902
1.88%, 02/10/25	1,300	1,311,433
2.00%, 03/15/21	1,750	1,795,689
2.25%, 08/15/22	450	467,228

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.50%, 04/15/21	$200	$209,762
2.88%, 09/15/20	150	159,103
3.25%, 01/29/24	1,100	1,222,432
4.00%, 02/16/21	325	361,472
Inter-American Development Bank
0.88%, 03/15/18	900	899,436
1.38%, 07/15/20	550	552,026
1.75%, 10/15/19	200	203,673
1.75%, 04/14/22	2,075	2,099,705
1.88%, 06/16/20	500	511,460
2.13%, 01/15/25[f]	500	515,021
3.00%, 02/21/24	200	218,791
4.25%, 09/10/18	1,000	1,065,344
Series GDP
1.25%, 10/15/19	500	501,494
International Bank for Reconstruction & Development
0.88%, 07/19/18[a]	2,200	2,197,129
0.88%, 08/15/19	500	496,870
1.00%, 06/15/18	100	100,102
1.38%, 05/24/21[a]	500	500,055
1.63%, 03/09/21[a]	2,175	2,202,272
1.88%, 03/15/19	850	867,519
1.88%, 10/07/19	350	357,823
1.88%, 10/07/22[a]	450	458,923
2.13%, 11/01/20[a]	200	207,012
2.13%, 02/13/23[a]	1,650	1,710,499
2.13%, 03/03/25	200	206,579
2.25%, 06/24/21[a]	1,350	1,406,760
2.50%, 11/25/24	250	265,562
2.50%, 07/29/25	1,800	1,915,786
International Finance Corp.
0.88%, 06/15/18	900	899,026
1.13%, 07/20/21	250	247,678
1.75%, 09/16/19	2,050	2,087,617
Nordic Investment Bank
1.13%, 02/25/19	405	405,770

		55,914,103
SWEDEN — 0.07%
Svensk Exportkredit AB
1.75%, 05/30/17	500	502,172
1.75%, 03/10/21	1,000	1,012,072

		1,514,244

Security	Principal (000s)	Value
TURKEY — 0.24%
Turkey Government International Bond
3.25%, 03/23/23	$2,400	$2,283,000
5.63%, 03/30/21	200	214,500
6.75%, 04/03/18	1,450	1,540,625
7.00%, 06/05/20	100	111,500
7.38%, 02/05/25	650	780,813

		4,930,438
URUGUAY — 0.00%
Uruguay Government International Bond
4.50%, 08/14/24[a]	75	83,445

		83,445

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $102,580,383)		104,493,913

MUNICIPAL DEBT OBLIGATIONS — 0.14%

CALIFORNIA — 0.05%
State of California GO
6.20%, 10/01/19	20	22,763
State of California GO BAB
5.70%, 11/01/21	300	350,682
6.65%, 03/01/22	400	487,160
University of California RB
Series AH
1.80%, 07/01/19	100	101,043

		961,648
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	250	259,455

		259,455
ILLINOIS — 0.05%
State of Illinois GO
4.35%, 06/01/18	312	318,442
4.95%, 06/01/23	300	315,006
5.67%, 03/01/18	50	52,537
5.88%, 03/01/19	400	432,256

		1,118,241

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)	$50	$45,728
0.00%, 02/15/23 (AGM)	600	486,252

		531,980

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,781,524)		2,871,324

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.10%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.67%
Federal Home Loan Banks
0.88%, 06/29/18	400	400,131
1.00%, 06/21/17	1,500	1,504,170
1.13%, 04/25/18	2,500	2,510,452
1.38%, 02/18/21	1,130	1,137,129
5.00%, 11/17/17	1,035	1,086,065
Federal Home Loan Mortgage Corp.
0.75%, 07/14/17	11,200	11,205,499
0.75%, 01/12/18	400	399,080
0.88%, 03/07/18	10,387	10,392,162
1.00%, 03/08/17	600	601,289
1.25%, 08/01/19	680	684,797
1.25%, 10/02/19	3,416	3,438,081
1.75%, 05/30/19	5,000	5,104,598
2.38%, 01/13/22	5,103	5,369,886
3.75%, 03/27/19	1,905	2,039,290
Federal National Mortgage Association
1.00%, 02/26/19	300	300,172
1.13%, 04/27/17	840	842,869
1.25%, 09/28/16	191	191,128
1.50%, 06/22/20	1,000	1,012,934
1.63%, 01/21/20	13,400	13,634,799
1.75%, 09/12/19	13,550	13,848,557
2.13%, 04/24/26	400	409,956
2.63%, 09/06/24	700	748,918

		76,861,962
U.S. GOVERNMENT OBLIGATIONS — 56.43%
U.S. Treasury Note/Bond
0.63%, 08/31/17	13,700	13,693,561

Security	Principal (000s)	Value
0.63%, 11/30/17	$12,466	$12,450,916
0.63%, 06/30/18	9,500	9,472,830
0.75%, 12/31/17	40,937	40,943,550
0.75%, 01/31/18	509	508,964
0.75%, 02/28/18	38,241	38,235,646
0.75%, 03/31/18	4,400	4,398,856
0.75%, 04/15/18	1,500	1,499,415
0.75%, 02/15/19	3,500	3,490,690
0.88%, 01/31/18	10,052	10,070,898
0.88%, 07/31/19	3,000	2,997,600
1.00%, 09/30/16	650	650,325
1.00%, 12/15/17	10,046	10,080,760
1.00%, 05/31/18	21,650	21,729,455
1.00%, 06/30/19	12,000	12,035,040
1.00%, 08/31/19	7,700	7,718,172
1.00%, 11/30/19	500	500,510
1.13%, 06/15/18	18,000	18,104,760
1.13%, 01/15/19	11,400	11,471,365
1.13%, 12/31/19	15,168	15,239,138
1.13%, 03/31/20	16,640	16,700,070
1.13%, 04/30/20	8,296	8,322,133
1.13%, 06/30/21	8,100	8,077,239
1.13%, 07/31/21	10,000	9,968,600
1.25%, 10/31/18	23,200	23,406,016
1.25%, 11/30/18	1,000	1,009,080
1.25%, 01/31/19	3,200	3,229,920
1.25%, 04/30/19	3,000	3,030,150
1.25%, 10/31/19	9,000	9,083,070
1.25%, 01/31/20	2,000	2,016,380
1.25%, 02/29/20	3,921	3,952,172
1.25%, 03/31/21	3,600	3,612,744
1.25%, 07/31/23	6,500	6,423,755
1.38%, 06/30/18	13,000	13,135,850
1.38%, 07/31/18	12,300	12,433,824
1.38%, 09/30/18	8,889	8,990,512
1.38%, 11/30/18	200	202,394
1.38%, 01/31/20	8,500	8,605,741
1.38%, 03/31/20	6,000	6,071,700
1.38%, 04/30/20	6,400	6,475,840
1.38%, 05/31/20	7,000	7,080,640
1.38%, 09/30/20	38,000	38,388,361
1.38%, 10/31/20	500	505,005
1.38%, 01/31/21	4,000	4,037,120
1.38%, 04/30/21	900	907,983

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.38%, 05/31/21	$2,400	$2,421,984
1.38%, 06/30/23	5,300	5,283,623
1.38%, 08/31/23	11,000	10,953,140
1.50%, 08/31/18	7,220	7,317,614
1.50%, 12/31/18	9,000	9,135,359
1.50%, 01/31/19	6,750	6,853,680
1.50%, 02/28/19	1,000	1,015,820
1.50%, 03/31/19	7,128	7,243,117
1.50%, 05/31/19	7,500	7,623,600
1.50%, 11/30/19	9,000	9,150,301
1.50%, 05/31/20	51,800	52,625,175
1.50%, 02/28/23	8,500	8,551,680
1.50%, 08/15/26	3,700	3,676,579
1.63%, 03/31/19	3,200	3,261,312
1.63%, 06/30/19	11,300	11,528,260
1.63%, 07/31/19	7,500	7,652,324
1.63%, 08/31/19	8,950	9,134,190
1.63%, 12/31/19	6,000	6,124,380
1.63%, 08/15/22	6,000	6,101,940
1.63%, 11/15/22	12,219	12,407,906
1.63%, 04/30/23	9,500	9,626,351
1.63%, 05/31/23	3,000	3,039,480
1.63%, 02/15/26	16,100	16,166,333
1.63%, 05/15/26	7,200	7,227,504
1.75%, 09/30/19	3,000	3,073,470
1.75%, 10/31/20	400	410,032
1.75%, 12/31/20	11,800	12,100,074
1.75%, 02/28/22	2,000	2,049,260
1.75%, 05/15/22	1,000	1,024,500
1.75%, 09/30/22	24,000	24,551,519
1.75%, 01/31/23	20,200	20,640,158
1.75%, 05/15/23	9,945	10,158,122
1.88%, 08/31/17	5,918	5,987,359
1.88%, 09/30/17	9,104	9,220,987
1.88%, 06/30/20	2,500	2,575,300
1.88%, 11/30/21	3,500	3,611,125
1.88%, 05/31/22	1,000	1,031,100
1.88%, 08/31/22	10,000	10,304,500
2.00%, 07/31/20	550	569,107
2.00%, 09/30/20	16,000	16,558,879
2.00%, 11/30/20	180	186,365
2.00%, 02/28/21	4,950	5,130,774
2.00%, 05/31/21	2,000	2,074,660
2.00%, 08/31/21	3,000	3,113,580

Security	Principal (000s)	Value
2.00%, 10/31/21	$2,000	$2,075,860
2.00%, 11/15/21	2,500	2,595,100
2.00%, 02/15/22	5,194	5,393,242
2.00%, 07/31/22	10,000	10,378,801
2.00%, 11/30/22	10,000	10,373,501
2.00%, 02/15/23	8,345	8,659,606
2.00%, 02/15/25	11,100	11,511,477
2.00%, 08/15/25	25,000	25,917,250
2.13%, 08/31/20	18,120	18,838,457
2.13%, 01/31/21	8,750	9,111,988
2.13%, 06/30/21	7,100	7,409,560
2.13%, 08/15/21	14,295	14,917,833
2.13%, 09/30/21	5,500	5,742,055
2.13%, 12/31/21	34,750	36,294,982
2.13%, 12/31/22	7,400	7,730,261
2.13%, 05/15/25	16,800	17,594,976
2.25%, 07/31/18	3,000	3,083,130
2.25%, 03/31/21	2,300	2,410,423
2.25%, 11/15/24	12,500	13,209,501
2.25%, 11/15/25	14,500	15,343,900
2.38%, 07/31/17	4,431	4,499,370
2.38%, 06/30/18	2,500	2,571,875
2.38%, 12/31/20	5,100	5,364,435
2.38%, 08/15/24	5,400	5,753,808
2.50%, 08/15/23	2,040	2,185,452
2.50%, 05/15/24	3,025	3,250,756
2.63%, 04/30/18	4,910	5,059,951
2.63%, 11/15/20	375	397,793
2.75%, 12/31/17	48,450	49,734,894
2.75%, 02/28/18	422	434,508
2.75%, 11/15/23	1,650	1,798,599
2.75%, 02/15/24	6,925	7,558,914
2.88%, 03/31/18	1,430	1,476,804
3.13%, 05/15/19	10,000	10,599,100
3.13%, 05/15/21	8,600	9,359,896
3.25%, 12/31/16	900	908,289
3.38%, 11/15/19	2,493	2,682,343
3.50%, 05/15/20	353	384,209
3.63%, 08/15/19	2,190	2,362,244
3.63%, 02/15/20	2,010	2,187,805
3.63%, 02/15/21	756	836,522
3.75%, 11/15/18	1,100	1,170,334
6.00%, 02/15/26	6,500	9,063,600
6.88%, 08/15/25	2,200	3,196,644

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal or Shares (000s)	Value
7.50%, 11/15/24	$1,500	$2,205,525
7.88%, 02/15/21	5,000	6,463,800
8.00%, 11/15/21	5,000	6,706,400
8.50%, 02/15/20	1,667	2,092,485
8.75%, 05/15/20	1,500	1,918,995

		1,180,268,526

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,237,334,538)		1,257,130,488

SHORT-TERM INVESTMENTS — 1.33%

MONEY MARKET FUNDS — 1.33%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[g,h,i]	27,922	27,922,109

		27,922,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,922,109)		27,922,109

TOTAL INVESTMENTS IN SECURITIES — 100.48%
(Cost: $2,058,792,660)[j]		2,101,713,124
Other Assets, Less Liabilities — (0.48)%		(10,004,890)

NET ASSETS — 100.00%		$2,091,708,234

BAB — Build America Bond

GO — General Obligation

RB — Revenue Bond

VRN — Variable Rate Note

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Affiliated money market fund.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.
[i]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[j]	The cost of investments for federal income tax purposes was $2,058,998,137. Net unrealized appreciation was $42,714,987, of which $43,884,304 represented gross unrealized appreciation on securities and $1,169,317 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended August 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 02/23/18	$1,500	$—	$—	$1,500	$1,504,237	$10,912	$—
2.20%, 01/28/19	500	—	—	500	509,079	5,087	—
2.30%, 06/01/20	500	—	—	500	510,611	6,199	—
2.70%, 11/01/22	—	250	—	250	252,369	2,326	—
2.95%, 02/23/25	—	300	—	300	312,044	553	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	500	—	—	500	538,413	9,389	—
PNC Funding Corp.
3.30%, 03/08/22	400	—	—	400	424,500	5,551	—
4.38%, 08/11/20	350	—	—	350	383,314	4,984	—

					$4,434,567	$45,001	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$709,295,290	$—	$709,295,290
Foreign government obligations	—	104,493,913	—	104,493,913
Municipal debt obligations	—	2,871,324	—	2,871,324
U.S. government & agency obligations	—	1,257,130,488	—	1,257,130,488
Money market funds	27,922,109	—	—	27,922,109

Total	$27,922,109	$2,073,791,015	$—	$2,101,713,124

See notes to financial statements.

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 37.55%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$25	$26,065
Omnicom Group Inc.
3.63%, 05/01/22	25	26,612
WPP Finance 2010
3.75%, 09/19/24	100	106,811

		159,488
AEROSPACE & DEFENSE — 0.47%
Boeing Co. (The)
0.95%, 05/15/18	75	74,879
2.85%, 10/30/24 (Call 07/30/24)	50	52,613
3.38%, 06/15/46 (Call 12/15/45)	50	50,910
6.00%, 03/15/19	50	55,804
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	49,663
2.13%, 08/15/26 (Call 05/15/26)	55	54,492
3.60%, 11/15/42 (Call 05/15/42)	25	26,617
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)	18	19,241
Lockheed Martin Corp.
1.85%, 11/23/18	25	25,303
2.50%, 11/23/20 (Call 10/23/20)	100	103,266
3.10%, 01/15/23 (Call 11/15/22)	50	52,748
4.07%, 12/15/42	33	35,811
4.70%, 05/15/46 (Call 11/15/45)	100	120,026
Series B
6.15%, 09/01/36	25	33,698
Northrop Grumman Corp.
1.75%, 06/01/18	50	50,391
3.50%, 03/15/21	25	26,641
4.75%, 06/01/43	50	60,231
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	25,880
4.20%, 12/15/44 (Call 06/15/44)	25	29,184
United Technologies Corp.
3.10%, 06/01/22	150	160,767
4.50%, 06/01/42	125	147,802
6.05%, 06/01/36	26	35,181

		1,291,148

Security	Principal (000s)	Value
AGRICULTURE — 0.40%
Altria Group Inc.
2.95%, 05/02/23	$100	$104,951
5.38%, 01/31/44	100	130,188
Archer-Daniels-Midland Co.
4.02%, 04/16/43	50	54,465
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	45	46,706
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	75	84,352
Philip Morris International Inc.
2.50%, 08/22/22	25	25,728
2.63%, 03/06/23	100	103,064
4.25%, 11/10/44	50	56,032
4.38%, 11/15/41	25	28,202
4.88%, 11/15/43	25	30,461
5.65%, 05/16/18	140	150,536
6.38%, 05/16/38	25	35,116
Reynolds American Inc.
3.25%, 06/12/20	50	52,580
5.70%, 08/15/35 (Call 02/15/35)	75	93,009
5.85%, 08/15/45 (Call 02/15/45)	50	65,044
7.25%, 06/15/37	26	35,903

		1,096,337
AIRLINES — 0.12%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	69	71,930
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	29	29,494
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	44	46,657
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20	27	28,124
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	55	56,331
United Airlines 2015-1 Pass Through Trust Class AA
3.45%, 06/01/29	100	105,625

		338,161

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
APPAREL — 0.05%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	$50	$51,147
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	75	77,364

		128,511
AUTO MANUFACTURERS — 0.72%
American Honda Finance Corp.
1.70%, 02/22/19	150	151,514
2.25%, 08/15/19	25	25,647
Daimler Finance North America LLC
8.50%, 01/18/31	25	41,491
Ford Motor Co.
6.63%, 10/01/28	50	62,647
7.45%, 07/16/31	50	68,181
Ford Motor Credit Co. LLC
2.24%, 06/15/18	200	201,732
3.34%, 03/18/21	200	207,136
4.39%, 01/08/26	200	216,578
General Motors Co.
5.20%, 04/01/45	50	53,272
6.25%, 10/02/43	100	119,313
6.60%, 04/01/36 (Call 10/01/35)	50	61,108
General Motors Financial Co. Inc.
2.40%, 04/10/18	100	100,668
3.15%, 01/15/20 (Call 12/15/19)	100	102,100
3.25%, 05/15/18	100	102,007
PACCAR Financial Corp.
1.40%, 05/18/18	50	50,258
1.45%, 03/09/18	50	50,305
Toyota Motor Credit Corp.
1.25%, 10/05/17	125	125,209
1.70%, 02/19/19	100	100,884
2.10%, 01/17/19	50	50,928
3.30%, 01/12/22	50	53,524
3.40%, 09/15/21	40	42,968

		1,987,470
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	26,890
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	50	53,339

Security	Principal (000s)	Value
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)	$25	$26,667
4.25%, 03/01/21	50	53,745

		160,641
BANKS — 8.18%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	85,712
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	50	50,916
Bank of America Corp.
2.60%, 01/15/19	200	204,380
3.30%, 01/11/23	50	52,072
4.00%, 01/22/25	250	260,513
4.13%, 01/22/24	83	90,475
4.20%, 08/26/24	300	317,761
4.25%, 10/22/26	125	132,733
4.45%, 03/03/26	100	107,718
5.00%, 01/21/44	30	35,935
5.63%, 07/01/20	100	112,872
5.65%, 05/01/18	200	213,006
5.70%, 01/24/22	50	58,303
5.75%, 12/01/17	100	105,119
Series L
4.75%, 04/21/45	50	54,929
Bank of America N.A.
1.65%, 03/26/18	250	251,177
Bank of Montreal
1.40%, 04/10/18	35	35,030
1.50%, 07/18/19	25	24,962
1.90%, 08/27/21	150	149,498
2.38%, 01/25/19 (Call 12/25/18)	25	25,517
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	25	25,373
2.20%, 08/16/23 (Call 06/16/23)	100	99,876
2.30%, 09/11/19 (Call 08/11/19)	25	25,571
2.45%, 11/27/20 (Call 10/27/20)	75	77,001
2.60%, 08/17/20 (Call 07/17/20)	210	216,818
3.55%, 09/23/21 (Call 08/23/21)	25	26,912
3.65%, 02/04/24 (Call 01/05/24)	25	27,359
Bank of Nova Scotia (The)
1.45%, 04/25/18	50	50,028
1.70%, 06/11/18 (Call 05/11/18)	75	75,331

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.05%, 06/05/19	$50	$50,599
4.38%, 01/13/21	25	27,547
4.50%, 12/16/25	50	53,244
Barclays PLC
3.25%, 01/12/21	250	254,268
5.20%, 05/12/26	200	207,404
BB&T Corp.
2.25%, 02/01/19 (Call 01/02/19)	50	50,945
2.45%, 01/15/20 (Call 12/15/19)	50	51,339
3.95%, 03/22/22 (Call 02/22/22)	100	107,744
BNP Paribas SA
2.70%, 08/20/18	150	153,346
3.25%, 03/03/23	50	52,334
5.00%, 01/15/21	50	56,180
BPCE SA
2.50%, 07/15/19	250	256,258
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	45	44,972
Capital One Financial Corp.
3.50%, 06/15/23	100	104,494
3.75%, 07/28/26 (Call 06/28/26)	50	50,127
Capital One N.A./Mclean VA
1.65%, 02/05/18 (Call 01/05/18)	250	250,346
Citigroup Inc.
1.80%, 02/05/18	75	75,215
2.05%, 12/07/18	100	100,762
2.50%, 07/29/19	50	50,996
2.65%, 10/26/20	100	102,372
3.30%, 04/27/25	20	20,610
3.50%, 05/15/23	150	154,346
3.70%, 01/12/26	200	211,368
3.75%, 06/16/24	84	89,313
3.88%, 03/26/25	100	102,986
4.40%, 06/10/25	200	212,419
4.45%, 09/29/27	50	52,504
4.65%, 07/30/45	75	85,442
5.50%, 09/13/25	75	85,477
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	50	50,191
4.35%, 08/01/25 (Call 07/01/25)	50	52,549
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	100	102,125

Security	Principal (000s)	Value
Cooperatieve Rabobank UA
3.88%, 02/08/22	$125	$136,134
4.38%, 08/04/25	250	264,889
5.25%, 05/24/41	50	64,617
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[b]	250	255,244
3.75%, 03/26/25	250	250,561
3.80%, 09/15/22	150	153,407
Deutsche Bank AG
2.95%, 08/20/20	50	49,517
Deutsche Bank AG/London
1.88%, 02/13/18	75	74,447
3.70%, 05/30/24	50	49,437
6.00%, 09/01/17	172	178,961
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)	200	213,585
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	25	25,204
2.38%, 01/22/18	100	100,999
2.55%, 10/23/19	50	51,134
2.60%, 04/23/20 (Call 03/23/20)	45	45,938
2.63%, 01/31/19	100	102,359
2.75%, 09/15/20 (Call 08/15/20)	50	51,303
2.90%, 07/19/18	200	205,007
3.63%, 01/22/23	100	105,582
3.75%, 05/22/25 (Call 02/22/25)	125	132,268
4.00%, 03/03/24	100	107,799
4.75%, 10/21/45 (Call 04/21/45)	75	85,405
4.80%, 07/08/44 (Call 01/08/44)	50	56,815
5.15%, 05/22/45	75	82,327
6.00%, 06/15/20	100	114,283
6.13%, 02/15/33	25	31,611
6.15%, 04/01/18	160	171,346
6.45%, 05/01/36	25	30,839
6.75%, 10/01/37	150	192,089
HSBC Holdings PLC
4.25%, 03/14/24	300	311,383
5.25%, 03/14/44	200	227,757
6.10%, 01/14/42	25	33,919
HSBC USA Inc.
2.38%, 11/13/19	150	151,666
JPMorgan Chase & Co.
2.20%, 10/22/19	50	50,831

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.55%, 10/29/20 (Call 09/29/20)	$100	$102,219
2.75%, 06/23/20 (Call 05/23/20)	100	103,114
3.13%, 01/23/25 (Call 10/23/24)	75	76,936
3.20%, 01/25/23	100	104,001
3.38%, 05/01/23	100	102,255
3.63%, 05/13/24	200	212,794
3.90%, 07/15/25 (Call 04/15/25)	100	108,224
4.25%, 10/15/20	120	130,230
4.25%, 10/01/27	50	54,142
4.95%, 03/25/20	100	110,247
4.95%, 06/01/45	50	57,343
5.50%, 10/15/40	50	63,831
5.60%, 07/15/41	55	71,387
6.00%, 01/15/18	250	265,410
6.40%, 05/15/38	150	209,287
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	100	101,517
5.10%, 03/24/21	100	112,383
KfW
0.00%, 04/18/36	100	60,143
1.00%, 01/26/18	100	100,094
1.50%, 02/06/19	350	353,482
1.50%, 04/20/20	200	201,823
1.88%, 04/01/19	500	510,023
2.00%, 05/02/25	100	102,387
2.38%, 08/25/21	100	104,579
2.63%, 01/25/22	50	52,986
2.75%, 09/08/20	150	158,452
4.00%, 01/27/20	450	491,173
Korea Development Bank (The)
1.50%, 01/22/18	200	200,286
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	150	150,207
2.38%, 06/10/25	125	131,556
Lloyds Bank PLC
1.75%, 05/14/18	100	100,090
Lloyds Banking Group PLC
4.65%, 03/24/26	200	207,041
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	200	206,386
Morgan Stanley
2.50%, 01/24/19	100	101,979
3.75%, 02/25/23	200	213,408
3.88%, 01/27/26	165	176,348

Security	Principal (000s)	Value
3.95%, 04/23/27[a]	$100	$104,067
4.10%, 05/22/23	30	31,772
4.30%, 01/27/45	55	59,675
4.88%, 11/01/22	150	165,892
5.50%, 01/26/20	100	111,523
5.50%, 07/28/21	120	137,539
5.75%, 01/25/21	100	114,578
6.25%, 08/09/26	100	124,160
7.30%, 05/13/19	250	285,896
MUFG Americas Holdings Corp.
3.50%, 06/18/22	50	52,459
Northern Trust Corp.
2.38%, 08/02/22	40	40,876
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	100	100,362
1.50%, 10/21/20	100	100,332
PNC Bank N.A.
3.25%, 06/01/25 (Call 05/02/25)[c]	250	265,554
Royal Bank of Canada
1.50%, 01/16/18	200	200,147
2.20%, 07/27/18	25	25,377
2.35%, 10/30/20	50	51,157
4.65%, 01/27/26	50	54,703
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	25	25,016
4.50%, 07/17/25 (Call 04/17/25)	50	52,483
Santander UK PLC
2.00%, 08/24/18	25	25,075
2.38%, 03/16/20	225	226,480
State Street Corp.
3.70%, 11/20/23	125	136,847
4.96%, 03/15/18	25	26,038
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	100	98,908
2.93%, 03/09/21	250	258,285
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	102,002
6.00%, 09/11/17	28	29,237
Svenska Handelsbanken AB
1.88%, 09/07/21	250	249,338
Toronto-Dominion Bank (The)
1.40%, 04/30/18	100	100,089
2.13%, 07/02/19	100	101,521

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	$75	$87,289
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	250	250,504
2.80%, 01/27/25 (Call 12/27/24)	250	258,096
UBS AG/Stamford CT
5.75%, 04/25/18	200	213,677
Wachovia Corp.
5.75%, 02/01/18	100	106,013
Wells Fargo & Co.
1.50%, 01/16/18	100	100,345
2.10%, 07/26/21	100	100,414
2.15%, 01/15/19	100	101,757
2.55%, 12/07/20	250	257,032
3.50%, 03/08/22	200	213,650
3.55%, 09/29/25	100	107,227
3.90%, 05/01/45	200	211,124
4.10%, 06/03/26	50	54,316
4.13%, 08/15/23	200	216,787
4.90%, 11/17/45	150	170,940
5.38%, 11/02/43	50	60,128
Westpac Banking Corp.
1.60%, 01/12/18	150	150,311
2.00%, 08/19/21	50	50,045
2.25%, 07/30/18	50	50,737
2.25%, 01/17/19	200	203,328
2.70%, 08/19/26	100	100,183

		22,600,436
BEVERAGES — 1.02%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	200	205,952
3.30%, 02/01/23 (Call 12/01/22)	50	52,333
3.65%, 02/01/26 (Call 11/01/25)	550	586,244
4.90%, 02/01/46 (Call 08/01/45)	350	425,059
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	20,416
5.00%, 04/15/20	20	22,189
7.75%, 01/15/19	85	97,109
8.20%, 01/15/39	43	69,642
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	25,718
Coca-Cola Co. (The)
1.88%, 10/27/20	50	50,893

Security	Principal (000s)	Value
2.88%, 10/27/25	$95	$100,298
3.20%, 11/01/23	50	53,990
3.30%, 09/01/21	50	53,992
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	100	101,594
Diageo Capital PLC
4.83%, 07/15/20	50	55,835
5.88%, 09/30/36	91	123,457
Dr Pepper Snapple Group Inc.
6.82%, 05/01/18	100	108,643
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	50	53,222
5.00%, 05/01/42	100	116,345
PepsiCo Inc.
1.25%, 04/30/18	50	50,152
2.15%, 10/14/20 (Call 09/14/20)	50	51,207
2.75%, 03/05/22	50	52,614
2.75%, 03/01/23	50	52,466
2.75%, 04/30/25 (Call 01/30/25)	50	52,341
2.85%, 02/24/26 (Call 11/24/25)	50	52,621
4.45%, 04/14/46 (Call 10/14/45)	125	149,719
7.90%, 11/01/18	30	34,240

		2,818,291
BIOTECHNOLOGY — 0.54%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	100	99,902
2.60%, 08/19/26 (Call 05/19/26)	90	89,538
3.45%, 10/01/20	25	26,585
3.63%, 05/15/22 (Call 02/15/22)	25	26,781
4.40%, 05/01/45 (Call 11/01/44)	50	53,556
4.56%, 06/15/48 (Call 12/15/47)[b]	96	103,833
4.66%, 06/15/51 (Call 12/15/50)[b]	67	72,252
5.70%, 02/01/19	100	109,794
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	25	27,341
5.20%, 09/15/45 (Call 03/15/45)	50	60,566
6.88%, 03/01/18	50	54,053
Celgene Corp.
2.88%, 08/15/20	150	155,659
4.00%, 08/15/23	50	54,365
4.63%, 05/15/44 (Call 11/15/43)	25	27,020
5.00%, 08/15/45 (Call 02/15/45)	50	57,538
Gilead Sciences Inc.
2.05%, 04/01/19	50	50,944

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.55%, 09/01/20	$40	$41,418
3.25%, 09/01/22 (Call 07/01/22)	100	106,111
3.50%, 02/01/25 (Call 11/01/24)	50	53,410
4.40%, 12/01/21 (Call 09/01/21)	25	27,992
4.50%, 02/01/45 (Call 08/01/44)	25	27,867
4.60%, 09/01/35 (Call 03/01/35)	100	112,733
4.75%, 03/01/46 (Call 09/01/45)	25	29,018
5.65%, 12/01/41 (Call 06/01/41)	25	32,008

		1,500,284
BUILDING MATERIALS — 0.06%
CRH America Inc.
5.75%, 01/15/21	50	56,621
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	20	21,338
7.00%, 12/01/36	25	31,966
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	50	54,125

		164,050
CHEMICALS — 0.65%
Agrium Inc.
3.38%, 03/15/25 (Call 12/15/24)	100	102,744
4.90%, 06/01/43 (Call 12/01/42)	25	26,619
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	31	31,346
CF Industries Inc.
5.15%, 03/15/34	25	24,722
5.38%, 03/15/44	50	48,241
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	25	24,899
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	50	51,709
3.50%, 10/01/24 (Call 07/01/24)	75	79,109
4.25%, 11/15/20 (Call 08/15/20)	50	54,356
4.25%, 10/01/34 (Call 04/01/34)	50	51,710
4.63%, 10/01/44 (Call 04/01/44)	50	53,471
5.25%, 11/15/41 (Call 05/15/41)	25	28,271
8.55%, 05/15/19	25	29,520
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	100	105,377
3.80%, 03/15/25 (Call 12/15/24)	50	52,733
Ecolab Inc.
4.35%, 12/08/21	100	112,063
EI du Pont de Nemours & Co.
2.80%, 02/15/23	156	159,626

Security	Principal (000s)	Value
4.15%, 02/15/43	$25	$26,120
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	50	54,336
5.25%, 07/15/43	25	28,084
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	25	25,058
3.95%, 04/15/45 (Call 10/15/44)	50	48,352
4.40%, 07/15/44 (Call 01/15/44)	25	25,984
5.50%, 08/15/25	50	58,178
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	25	26,611
5.45%, 11/15/33 (Call 05/15/33)[a]	20	21,654
5.63%, 11/15/43 (Call 05/15/43)	25	27,375
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	30,630
5.63%, 12/01/40	55	66,113
PPG Industries Inc.
3.60%, 11/15/20	50	52,939
Praxair Inc.
2.25%, 09/24/20	50	51,312
2.45%, 02/15/22 (Call 11/15/21)	50	51,280
3.55%, 11/07/42 (Call 05/07/42)	50	52,440
Sherwin-Williams Co. (The)
1.35%, 12/15/17	50	50,047
Valspar Corp. (The)
3.30%, 02/01/25 (Call 11/01/24)	30	30,606
4.40%, 02/01/45 (Call 08/01/44)	25	24,888

		1,788,523
COMMERCIAL SERVICES — 0.20%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	90	93,002
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	50	53,769
Catholic Health Initiatives
4.35%, 11/01/42	25	25,084
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	25	28,336
MasterCard Inc.
3.38%, 04/01/24	25	27,189
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	100	102,643
Princeton University
Series A
4.95%, 03/01/19	40	43,627

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	$100	$108,749
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	26,352
Western Union Co. (The)
5.25%, 04/01/20	34	36,666

		545,417
COMPUTERS — 0.91%
Apple Inc.
1.70%, 02/22/19	100	101,254
2.00%, 05/06/20	100	102,033
2.25%, 02/23/21 (Call 01/23/21)	250	256,647
2.40%, 05/03/23	100	102,241
3.20%, 05/13/25	40	42,696
3.85%, 05/04/43	100	104,126
4.38%, 05/13/45	175	196,183
4.65%, 02/23/46 (Call 08/23/45)	50	58,424
Computer Sciences Corp.
4.45%, 09/15/22	33	34,820
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[b]	100	104,394
6.02%, 06/15/26 (Call 03/15/26)[b]	95	101,761
8.10%, 07/15/36 (Call 01/15/36)[b]	100	115,657
EMC Corp.
3.38%, 06/01/23 (Call 03/01/23)[a]	100	98,000
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[b]	110	110,955
3.60%, 10/15/20 (Call 09/15/20)[b]	110	114,832
6.35%, 10/15/45 (Call 04/15/45)[b]	60	61,376
HP Inc.
3.75%, 12/01/20	17	17,900
4.38%, 09/15/21	100	107,837
6.00%, 09/15/41	50	50,796
International Business Machines Corp.
1.13%, 02/06/18	100	100,155
1.25%, 02/08/18	100	100,333
2.25%, 02/19/21	100	103,006
4.70%, 02/19/46	100	118,906
6.22%, 08/01/27	50	66,717
NetApp Inc.
2.00%, 12/15/17	25	25,017

Security	Principal (000s)	Value
Seagate HDD Cayman
3.75%, 11/15/18	$100	$102,750
5.75%, 12/01/34 (Call 06/01/34)	25	20,750

		2,519,566
COSMETICS & PERSONAL CARE — 0.12%
Colgate-Palmolive Co.
1.75%, 03/15/19	50	50,907
4.00%, 08/15/45	25	29,398
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)	25	29,267
Procter & Gamble Co. (The)
1.60%, 11/15/18	50	50,625
2.30%, 02/06/22	100	103,200
3.10%, 08/15/23	20	21,531
5.55%, 03/05/37	30	42,645

		327,573
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	50	53,223
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	50	52,221
5.25%, 09/01/17	15	15,376
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	25	29,924

		150,744
DIVERSIFIED FINANCIAL SERVICES — 1.21%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	150	155,063
Affiliated Managers Group Inc.
3.50%, 08/01/25	75	74,324
Air Lease Corp.
3.38%, 06/01/21 (Call 05/01/21)	45	46,620
4.75%, 03/01/20	50	53,956
Alterra Finance LLC
6.25%, 09/30/20	50	56,957
American Express Co.
4.05%, 12/03/42	44	46,513
American Express Credit Corp.
1.55%, 09/22/17	35	35,093
1.88%, 11/05/18 (Call 10/05/18)	35	35,331
2.38%, 05/26/20 (Call 04/25/20)	180	184,083

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Ameriprise Financial Inc.
3.70%, 10/15/24	$50	$54,045
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	50	52,587
7.25%, 02/01/18	100	107,961
Charles Schwab Corp. (The)
4.45%, 07/22/20	25	27,597
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	25	33,379
Discover Financial Services
5.20%, 04/27/22	150	165,150
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	50	51,500
Eaton Vance Corp.
6.50%, 10/02/17	50	52,546
Franklin Resources Inc.
2.85%, 03/30/25	25	25,732
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	250	286,141
Goldman Sachs Capital I
6.35%, 02/15/34	25	30,271
HSBC Finance Corp.
6.68%, 01/15/21	267	307,152
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	100	104,079
4.00%, 10/15/23	50	54,971
International Lease Finance Corp.
7.13%, 09/01/18[b]	50	55,000
Invesco Finance PLC
4.00%, 01/30/24	50	54,449
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	53,789
Jefferies Group LLC
5.13%, 01/20/23	25	26,327
8.50%, 07/15/19[a]	100	114,119
Lazard Group LLC
3.75%, 02/13/25	25	25,146
Legg Mason Inc.
3.95%, 07/15/24	50	50,610
Nasdaq Inc.
5.55%, 01/15/20	50	55,019
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	50	51,018

Security	Principal (000s)	Value
2.35%, 06/15/20 (Call 05/15/20)	$50	$51,197
3.05%, 02/15/22 (Call 11/15/21)	30	31,458
3.25%, 11/01/25 (Call 08/01/25)	25	26,761
Nomura Holdings Inc.
6.70%, 03/04/20	25	28,705
Raymond James Financial Inc.
3.63%, 09/15/26	25	25,326
Stifel Financial Corp.
4.25%, 07/18/24	50	50,772
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	100	102,063
4.25%, 08/15/24 (Call 05/15/24)	50	52,449
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	50	52,085
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	50	51,439
3.15%, 12/14/25 (Call 09/14/25)	265	282,192
4.15%, 12/14/35 (Call 06/14/35)	50	57,373

		3,338,348
ELECTRIC — 2.54%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	25	25,559
3.65%, 02/15/26 (Call 11/15/25)	75	80,465
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	25	26,739
4.30%, 07/01/44 (Call 01/01/44)	25	29,142
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	100	109,261
6.38%, 04/01/36	25	32,218
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	50	50,747
4.35%, 11/15/45 (Call 05/15/45)	25	29,090
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	25	25,262
2.40%, 02/01/20 (Call 01/01/20)	25	25,499
3.75%, 11/15/23 (Call 08/15/23)	50	54,673
5.95%, 05/15/37	25	32,879
6.13%, 04/01/36	62	83,151
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	25	27,208
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	31,138

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	$100	$107,373
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	50	52,532
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	29,141
4.63%, 12/01/54 (Call 06/01/54)	50	59,163
5.50%, 12/01/39	35	45,037
5.85%, 04/01/18	25	26,738
Series 08-B
6.75%, 04/01/38	50	72,270
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	25	26,954
4.10%, 11/15/45 (Call 05/15/45)	25	28,501
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	16,309
Dominion Resources Inc./VA
2.50%, 12/01/19 (Call 11/01/19)	200	204,076
6.30%, 03/15/33	25	31,290
7.00%, 06/15/38	50	68,724
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	50	55,004
4.30%, 07/01/44 (Call 01/01/44)	50	58,384
Series A
6.63%, 06/01/36	25	35,946
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	125	135,959
5.30%, 02/15/40	50	64,341
Duke Energy Corp.
2.10%, 06/15/18 (Call 05/15/18)	100	101,183
2.65%, 09/01/26 (Call 06/01/26)	30	29,924
3.05%, 08/15/22 (Call 05/15/22)	25	26,160
3.55%, 09/15/21 (Call 06/15/21)	50	53,450
Duke Energy Florida LLC
5.65%, 04/01/40	25	33,206
6.40%, 06/15/38	50	71,610
Duke Energy Indiana LLC
6.45%, 04/01/39	25	35,813
Duke Energy Ohio Inc.
5.45%, 04/01/19	25	27,503
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	25	26,429
4.20%, 08/15/45 (Call 02/15/45)	50	56,687

Security	Principal (000s)	Value
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	$75	$81,542
3.75%, 02/15/21 (Call 11/15/20)	25	26,934
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	40	42,557
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	25	26,732
Entergy Texas Inc.
7.13%, 02/01/19	25	27,973
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	25	25,563
Series H
3.15%, 01/15/25 (Call 10/15/24)	25	26,022
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	219	239,595
4.95%, 06/15/35 (Call 12/15/34)	25	28,594
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	150	153,402
5.60%, 06/15/42 (Call 12/15/41)	50	53,175
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	100	103,674
3.13%, 12/01/25 (Call 06/01/25)	50	53,174
4.05%, 06/01/42 (Call 12/01/41)	100	112,822
Georgia Power Co. Series 10-C
4.75%, 09/01/40	25	29,031
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[d]	25	27,971
Hydro-Quebec
9.38%, 04/15/30	25	41,940
Indiana Michigan Power Co.
7.00%, 03/15/19	24	26,877
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	25	29,145
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	50	53,189
Kentucky Utilities Co.
3.30%, 10/01/25 (Call 07/01/25)	25	26,908
4.38%, 10/01/45 (Call 04/01/45)	25	29,043
5.13%, 11/01/40 (Call 05/01/40)	15	18,684
LG&E & KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	50	54,528
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	25	29,043

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Series 25
3.30%, 10/01/25 (Call 07/01/25)	$25	$26,804
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	50	58,051
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	125	115,327
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	50	64,120
6.50%, 08/01/18	20	21,884
NiSource Finance Corp.
5.45%, 09/15/20	25	28,143
6.13%, 03/01/22	100	118,628
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	75	75,769
2.20%, 08/15/20 (Call 07/15/20)	30	30,695
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	100	102,116
Oglethorpe Power Corp.
4.55%, 06/01/44	25	27,704
Ohio Power Co.
6.05%, 05/01/18	25	26,661
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	25	29,431
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	50	59,032
5.25%, 09/30/40	25	31,995
7.00%, 09/01/22	61	77,449
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	50	52,274
4.25%, 05/15/21 (Call 02/15/21)	100	109,990
4.75%, 02/15/44 (Call 08/15/43)	125	151,191
6.25%, 03/01/39	25	34,880
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	50	52,294
3.85%, 06/15/21 (Call 03/15/21)	50	54,492
5.50%, 01/15/19	50	54,638
6.00%, 01/15/39	50	68,538
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	25	27,772
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	25	25,092
3.10%, 05/15/26 (Call 02/15/26)	50	50,951
PSEG Power LLC
4.15%, 09/15/21 (Call 06/15/21)	50	53,097
5.13%, 04/15/20	25	27,095

Security	Principal (000s)	Value
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	$50	$58,036
4.75%, 08/15/41 (Call 02/15/41)	50	61,170
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	50	52,836
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	50	50,769
4.15%, 11/01/45 (Call 05/01/45)	75	86,640
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	25	28,538
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	50	57,700
6.27%, 03/15/37	25	34,522
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	25	29,112
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	50	53,820
SCANA Corp.
4.75%, 05/15/21 (Call 02/15/21)	50	53,342
South Carolina Electric & Gas Co.
5.10%, 06/01/65 (Call 12/01/64)	50	59,894
5.25%, 11/01/18	25	26,954
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	100	109,018
4.65%, 10/01/43 (Call 04/01/43)	52	63,651
6.00%, 01/15/34	42	56,516
Series 05-B
5.55%, 01/15/36	50	64,681
Series 08-A
5.95%, 02/01/38	25	34,233
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	125	128,780
Southern Power Co.
5.15%, 09/15/41	30	32,922
5.25%, 07/15/43	25	27,790
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	25	27,030
4.35%, 05/15/44 (Call 11/15/43)	25	28,199
TransAlta Corp.
6.50%, 03/15/40	25	21,687
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	50	50,297
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)[a]	25	28,326

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Series D
4.65%, 08/15/43 (Call 02/15/43)	$50	$59,890
WEC Energy Group Inc.
1.65%, 06/15/18	50	50,153
3.55%, 06/15/25 (Call 03/15/25)	50	54,058
Westar Energy Inc.
3.25%, 12/01/25 (Call 09/01/25)	50	52,927
4.10%, 04/01/43 (Call 10/01/42)	25	27,653
Wisconsin Electric Power Co.
4.30%, 12/15/45 (Call 06/15/45)	25	28,970
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	25	27,890
5.00%, 07/15/19	25	27,138
6.38%, 08/15/37	25	34,883
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	50	53,006

		7,010,000
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	50	52,912
4.25%, 11/15/20	30	33,116
Legrand France SA
8.50%, 02/15/25	25	33,603

		119,631
ELECTRONICS — 0.24%
Agilent Technologies Inc.
5.00%, 07/15/20	50	55,108
Avnet Inc.
4.88%, 12/01/22	25	27,234
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	40	40,141
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)	70	74,921
Honeywell International Inc.
4.25%, 03/01/21	125	139,150
5.38%, 03/01/41	25	33,631
Jabil Circuit Inc.
5.63%, 12/15/20	50	53,500
Koninklijke Philips NV
3.75%, 03/15/22	60	64,724
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	55,348

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	$50	$50,760
5.30%, 02/01/44 (Call 08/01/43)	25	30,291
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)	25	25,979

		650,787
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	50	52,118

		52,118
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	100	104,458
4.75%, 05/15/23 (Call 02/15/23)	25	28,464
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	25	26,409
4.10%, 03/01/45 (Call 09/01/44)	100	112,042

		271,373
FOOD — 0.64%
ConAgra Foods Inc.
7.00%, 10/01/28	25	31,939
General Mills Inc.
5.40%, 06/15/40	35	44,631
Hershey Co. (The)
4.13%, 12/01/20	50	55,208
Ingredion Inc.
4.63%, 11/01/20	50	54,424
JM Smucker Co. (The)
3.50%, 03/15/25	40	43,062
4.25%, 03/15/35	50	55,028
Kellogg Co.
3.25%, 04/01/26	50	51,883
4.15%, 11/15/19	70	75,431
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	125	129,697
3.95%, 07/15/25 (Call 04/15/25)	150	163,747
5.00%, 07/15/35 (Call 01/15/35)	25	29,313
5.00%, 06/04/42	50	58,189
5.20%, 07/15/45 (Call 01/15/45)	125	150,361
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	100	106,033
5.00%, 04/15/42 (Call 10/15/41)	50	60,317

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	$25	$26,768
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	25	25,455
5.38%, 02/10/20	50	56,062
6.13%, 02/01/18	50	53,195
6.50%, 02/09/40	25	34,085
Sysco Corp.
2.60%, 06/12/22	100	101,446
3.30%, 07/15/26 (Call 04/15/26)	55	57,642
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	65	73,609
Unilever Capital Corp.
0.85%, 08/02/17	100	99,894
2.00%, 07/28/26	100	98,325
5.90%, 11/15/32	25	35,331

		1,771,075
FOREST PRODUCTS & PAPER — 0.11%
Georgia-Pacific LLC
7.75%, 11/15/29	25	36,094
8.00%, 01/15/24	25	33,272
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	50	52,630
4.80%, 06/15/44 (Call 12/15/43)	25	26,383
5.15%, 05/15/46 (Call 11/15/45)	50	55,620
7.30%, 11/15/39	25	33,697
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	56	56,898

		294,594
GAS — 0.24%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	25	27,157
4.15%, 01/15/43 (Call 07/15/42)	50	54,358
Dominion Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	100	103,227
3.60%, 12/15/24 (Call 09/15/24)	50	52,939
KeySpan Corp.
5.80%, 04/01/35	25	30,508
National Fuel Gas Co.
4.90%, 12/01/21 (Call 09/01/21)	25	26,734
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	25	28,930

Security	Principal (000s)	Value
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	$25	$26,810
6.00%, 10/15/39	45	57,632
9.80%, 02/15/19	25	29,813
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	150	153,201
Southern Co. Gas Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	50	61,920

		653,229
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	50	48,993

		48,993
HEALTH CARE – PRODUCTS — 0.58%
Abbott Laboratories
2.55%, 03/15/22	50	50,958
2.95%, 03/15/25 (Call 12/15/24)	85	87,406
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	50	49,833
Becton Dickinson and Co.
2.68%, 12/15/19	50	51,708
3.13%, 11/08/21	50	52,302
3.88%, 05/15/24 (Call 02/15/24)	35	37,910
4.69%, 12/15/44 (Call 06/15/44)	50	58,047
4.88%, 05/15/44 (Call 11/15/43)	25	29,401
Boston Scientific Corp.
3.85%, 05/15/25	25	26,777
7.38%, 01/15/40	25	34,301
Covidien International Finance SA
4.20%, 06/15/20	50	54,700
Life Technologies Corp.
6.00%, 03/01/20	50	56,222
Medtronic Inc.
1.38%, 04/01/18	50	50,140
2.50%, 03/15/20	50	51,663
3.13%, 03/15/22 (Call 12/15/21)	63	66,603
4.38%, 03/15/35	71	81,226
4.50%, 03/15/42 (Call 09/15/41)	20	23,216
4.63%, 03/15/45	150	179,460
St. Jude Medical Inc.
2.80%, 09/15/20 (Call 08/15/20)	25	25,708
3.25%, 04/15/23 (Call 01/15/23)	50	51,544

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Stryker Corp.
1.30%, 04/01/18	$50	$50,003
4.10%, 04/01/43 (Call 10/01/42)	50	52,233
4.38%, 01/15/20	50	54,398
4.38%, 05/15/44 (Call 11/15/43)	25	27,300
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	50	51,493
3.60%, 08/15/21 (Call 05/15/21)	80	85,053
4.50%, 03/01/21	25	27,529
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	50	51,430
4.25%, 08/15/35 (Call 02/15/35)	95	97,982

		1,616,546
HEALTH CARE – SERVICES — 0.61%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	50	50,836
2.75%, 11/15/22 (Call 08/15/22)	100	100,763
3.20%, 06/15/26 (Call 03/15/26)	30	30,572
3.95%, 09/01/20	50	53,869
4.38%, 06/15/46 (Call 12/15/45)	50	52,088
6.63%, 06/15/36	25	34,427
6.75%, 12/15/37	40	55,822
Anthem Inc.
1.88%, 01/15/18	50	50,290
2.25%, 08/15/19	50	50,783
2.30%, 07/15/18	50	50,693
4.63%, 05/15/42	50	55,179
4.85%, 08/15/54 (Call 02/15/54)	25	27,659
5.85%, 01/15/36	30	37,303
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	64,731
4.50%, 03/15/21 (Call 12/15/20)	50	54,617
5.88%, 03/15/41 (Call 09/15/40)	25	31,619
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	25	28,421
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	75	80,258
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	30,645
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	75	79,438
4.00%, 11/01/23 (Call 08/01/23)	25	26,763
4.70%, 02/01/45 (Call 08/01/44)	30	32,830

Security	Principal (000s)	Value
Quest Diagnostics Inc.
4.70%, 04/01/21	$25	$27,617
UnitedHealth Group Inc.
1.40%, 10/15/17	50	50,141
1.40%, 12/15/17	100	100,324
1.63%, 03/15/19	75	75,411
2.75%, 02/15/23 (Call 11/15/22)	50	51,679
4.75%, 07/15/45	200	246,965
5.80%, 03/15/36	51	67,693

		1,699,436
HOLDING COMPANIES – DIVERSIFIED — 0.05%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	25	25,854
4.88%, 11/30/18	25	26,068
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	50	49,914
2.25%, 02/10/20 (Call 01/10/20)	25	25,137
Prospect Capital Corp.
5.88%, 03/15/23	25	24,625

		151,598
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
3.70%, 03/01/23	25	26,452

		26,452
HOUSEHOLD PRODUCTS & WARES — 0.09%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	50	52,214
Kimberly-Clark Corp.
1.40%, 02/15/19	100	100,714
3.05%, 08/15/25	50	53,484
3.70%, 06/01/43	25	27,104
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	25	26,959

		260,475
HOUSEWARES — 0.09%
Newell Brands Inc.
2.05%, 12/01/17	50	50,279
2.15%, 10/15/18	25	25,220
4.00%, 06/15/22 (Call 03/15/22)	50	53,109
5.50%, 04/01/46 (Call 10/01/45)	50	62,048
6.25%, 04/15/18	50	53,586

		244,242

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
INSURANCE — 1.30%
Aflac Inc.
3.63%, 06/15/23	$25	$26,683
3.63%, 11/15/24	75	80,709
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	26,254
4.95%, 06/27/22	10	10,961
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	50	51,154
Allstate Corp. (The)
5.55%, 05/09/35	82	105,867
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	100	101,754
3.38%, 08/15/20	100	104,502
3.88%, 01/15/35 (Call 07/15/34)	25	24,444
4.38%, 01/15/55 (Call 07/15/54)	100	98,123
4.80%, 07/10/45 (Call 01/10/45)	25	26,917
6.40%, 12/15/20	75	87,886
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	100	107,383
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	100	100,260
2.00%, 08/15/18	100	101,609
4.25%, 01/15/21	50	55,281
4.30%, 05/15/43[a]	100	114,796
5.75%, 01/15/40	25	33,793
Chubb Corp. (The)
5.75%, 05/15/18	25	26,850
Chubb INA Holdings Inc.
2.70%, 03/13/23	50	51,609
3.35%, 05/15/24	100	107,235
3.35%, 05/03/26 (Call 02/03/26)	100	107,366
4.35%, 11/03/45 (Call 05/03/45)	35	41,218
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	50	52,677
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	26,335
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	75	83,803
6.10%, 10/01/41	50	61,283
Lincoln National Corp.
4.20%, 03/15/22	80	86,003

Security	Principal (000s)	Value
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	$50	$50,314
4.13%, 05/15/43 (Call 11/15/42)	25	25,802
Manulife Financial Corp.
4.15%, 03/04/26	100	108,685
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	25	26,110
3.75%, 03/14/26 (Call 12/14/25)	50	53,486
MetLife Inc.
4.05%, 03/01/45	50	50,020
4.60%, 05/13/46 (Call 11/13/45)	150	164,656
4.72%, 12/15/44	25	27,343
Series A
6.82%, 08/15/18	100	110,320
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	30	30,914
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	25	26,894
Principal Financial Group Inc.
4.63%, 09/15/42	30	32,367
Progressive Corp. (The)
3.70%, 01/26/45	25	26,370
3.75%, 08/23/21	50	54,421
Prudential Financial Inc.
3.50%, 05/15/24	75	78,249
5.70%, 12/14/36	26	31,099
6.20%, 11/15/40	50	62,644
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	175	192,500
Reinsurance Group of America Inc.
5.00%, 06/01/21	50	54,787
StanCorp Financial Group Inc.
5.00%, 08/15/22	50	53,360
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	60,250
5.80%, 05/15/18	30	32,261
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	50	52,255
Unum Group
5.63%, 09/15/20	50	55,558
Voya Financial Inc.
2.90%, 02/15/18	39	39,701
WR Berkley Corp.
4.75%, 08/01/44	25	26,491

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
7.38%, 09/15/19	$50	$57,320
XLIT Ltd.
5.75%, 10/01/21	100	114,748

		3,601,680
INTERNET — 0.28%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	200	207,950
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	51,546
2.60%, 12/05/19 (Call 11/05/19)	100	104,020
4.95%, 12/05/44 (Call 06/05/44)	25	31,364
Baidu Inc.
3.00%, 06/30/20	200	205,170
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	75	75,467
4.00%, 07/15/42 (Call 01/15/42)	25	23,000
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)[b]	20	21,026
Symantec Corp.
4.20%, 09/15/20	50	52,400

		771,943
IRON & STEEL — 0.14%
Nucor Corp.
6.40%, 12/01/37	50	62,687
Vale Overseas Ltd.
4.38%, 01/11/22[a]	300	292,125
Vale SA
5.63%, 09/11/42[a]	25	21,438

		376,250
LEISURE TIME — 0.04%
Carnival Corp.
3.95%, 10/15/20	50	53,775
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	53,194

		106,969
LODGING — 0.05%
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	50	52,816
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	50	51,153
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	20,929

		124,898

Security	Principal (000s)	Value
MACHINERY — 0.41%
Caterpillar Financial Services Corp.
1.50%, 02/23/18	$100	$100,591
2.25%, 12/01/19	100	102,516
2.50%, 11/13/20	100	103,348
7.15%, 02/15/19	25	28,422
Series G
1.25%, 11/06/17	15	15,036
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	25	27,019
3.80%, 08/15/42	25	26,208
4.30%, 05/15/44 (Call 11/15/43)[a]	75	84,510
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	25	30,049
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	100	103,116
3.90%, 06/09/42 (Call 12/09/41)	75	83,114
John Deere Capital Corp.
1.30%, 03/12/18	100	100,249
3.90%, 07/12/21	45	49,314
5.75%, 09/10/18	100	109,022
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	35	36,294
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	110	114,050
3.13%, 11/15/22 (Call 08/15/22)	20	20,233

		1,133,091
MANUFACTURING — 0.71%
3M Co.
2.00%, 06/26/22	100	102,321
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	50	51,946
Crane Co.
2.75%, 12/15/18	50	50,525
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	50	64,491
Eaton Corp.
2.75%, 11/02/22	50	51,488
4.00%, 11/02/32	45	48,466
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	200	205,353
4.13%, 10/09/42	45	50,551
4.38%, 09/16/20	50	55,449

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.50%, 03/11/44	$175	$207,919
5.25%, 12/06/17	150	157,798
5.50%, 01/08/20	100	113,273
5.88%, 01/14/38	50	68,522
6.00%, 08/07/19	200	227,373
6.88%, 01/10/39	25	38,278
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	26,822
3.50%, 03/01/24 (Call 12/01/23)	25	27,274
4.88%, 09/15/41 (Call 03/15/41)	25	31,307
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	50	51,390
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	50	52,869
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	26,814
4.45%, 11/21/44 (Call 05/21/44)	25	29,901
Pentair Finance SA
2.65%, 12/01/19	20	19,935
3.63%, 09/15/20 (Call 08/15/20)	50	51,194
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	50	53,908
Tyco Electronics Group SA
6.55%, 10/01/17	50	52,705
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	25	27,284
5.13%, 09/14/45 (Call 03/14/45)	25	29,867

		1,975,023
MEDIA — 1.55%
21st Century Fox America Inc.
4.00%, 10/01/23	75	82,419
4.95%, 10/15/45 (Call 04/15/45)	50	58,167
6.15%, 02/15/41	115	148,492
6.65%, 11/15/37	50	66,677
CBS Corp.
3.70%, 08/15/24 (Call 05/15/24)	50	52,855
4.60%, 01/15/45 (Call 07/15/44)	25	26,430
4.85%, 07/01/42 (Call 01/01/42)	25	26,836
5.75%, 04/15/20	25	28,277
7.88%, 07/30/30	50	70,924

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[b]	$150	$157,069
4.91%, 07/23/25 (Call 04/23/25)[b]	50	55,138
6.48%, 10/23/45 (Call 04/23/45)[b]	100	122,501
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	281,867
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	100	103,828
2.85%, 01/15/23	10	10,464
3.60%, 03/01/24	20	21,971
4.60%, 08/15/45 (Call 02/15/45)	250	293,410
4.75%, 03/01/44	25	29,857
5.15%, 03/01/20	100	112,507
5.70%, 07/01/19	50	56,093
6.55%, 07/01/39	50	71,272
6.95%, 08/15/37	40	58,630
Discovery Communications LLC
3.30%, 05/15/22	25	25,494
4.88%, 04/01/43	75	70,913
5.05%, 06/01/20	50	54,948
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	200	221,806
Historic TW Inc.
6.63%, 05/15/29	25	32,748
6.88%, 06/15/18	50	54,776
9.15%, 02/01/23	50	67,585
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	25,806
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	50	50,970
2.80%, 06/15/20 (Call 05/15/20)	25	25,414
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	50	53,599
5.65%, 11/23/43 (Call 05/23/43)	25	30,205
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	50	53,155
5.00%, 02/01/20	50	54,478
5.50%, 09/01/41 (Call 03/01/41)	50	54,421
6.75%, 07/01/18	50	54,494
6.75%, 06/15/39	60	74,391
7.30%, 07/01/38	75	98,024

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 03/15/23	$25	$32,460
Time Warner Inc.
2.10%, 06/01/19	75	76,097
3.55%, 06/01/24 (Call 03/01/24)	50	53,327
4.00%, 01/15/22	50	54,454
4.65%, 06/01/44 (Call 12/01/43)	50	55,560
4.75%, 03/29/21	50	56,030
4.90%, 06/15/42	75	85,171
6.25%, 03/29/41	25	32,727
6.50%, 11/15/36	50	65,819
Viacom Inc.
3.13%, 06/15/22 (Call 03/15/22)	50	50,365
4.25%, 09/01/23 (Call 06/01/23)	25	26,321
5.25%, 04/01/44 (Call 10/01/43)	50	51,259
5.85%, 09/01/43 (Call 03/01/43)	50	55,203
Walt Disney Co. (The)
1.50%, 09/17/18	100	100,856
1.85%, 07/30/26	50	48,192
3.00%, 02/13/26	175	185,826
3.15%, 09/17/25	135	146,633
5.50%, 03/15/19	50	55,262

		4,270,473
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	100	107,657

		107,657
MINING — 0.31%
Barrick North America Finance LLC
4.40%, 05/30/21	100	109,245
5.75%, 05/01/43	75	87,815
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	50	53,133
4.13%, 02/24/42	25	26,329
5.00%, 09/30/43	75	88,752
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	52,142
Newmont Mining Corp.
6.25%, 10/01/39	50	58,823
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	93,005
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	50	65,099

Security	Principal (000s)	Value
Southern Copper Corp.
3.50%, 11/08/22	$100	$100,625
5.88%, 04/23/45	50	50,562
6.75%, 04/16/40	25	27,625
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	50	50,500

		863,655
OFFICE & BUSINESS EQUIPMENT — 0.06%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	50	52,060
Xerox Corp.
2.75%, 03/15/19	50	49,873
3.80%, 05/15/24	50	48,792
4.80%, 03/01/35[a]	30	28,662

		179,387
OIL & GAS — 2.49%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	100	106,457
6.60%, 03/15/46 (Call 09/15/45)	100	118,525
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	75	73,298
3.25%, 04/15/22 (Call 01/15/22)	50	51,038
4.75%, 04/15/43 (Call 10/15/42)	100	102,607
BP Capital Markets PLC
1.67%, 02/13/18	75	75,460
3.06%, 03/17/22	65	68,149
3.25%, 05/06/22	50	52,690
3.54%, 11/04/24	150	160,050
4.50%, 10/01/20	25	27,614
4.74%, 03/11/21	75	84,099
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)	75	74,798
6.25%, 03/15/38	50	54,381
Chevron Corp.
1.35%, 11/15/17	100	100,417
1.56%, 05/16/19	100	100,547
1.79%, 11/16/18	50	50,591
2.36%, 12/05/22 (Call 09/05/22)	50	50,913
2.42%, 11/17/20 (Call 10/17/20)	50	51,567
3.19%, 06/24/23 (Call 03/24/23)	100	106,411
3.33%, 11/17/25 (Call 08/17/25)	50	53,843
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	25	26,148

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	$200	$218,444
ConocoPhillips
5.75%, 02/01/19	25	27,260
6.00%, 01/15/20	25	28,174
6.50%, 02/01/39	50	65,484
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	35	35,206
2.40%, 12/15/22 (Call 09/15/22)[a]	25	24,739
3.35%, 11/15/24 (Call 08/15/24)[a]	50	51,234
3.35%, 05/15/25 (Call 02/15/25)	50	50,965
4.30%, 11/15/44 (Call 05/15/44)	50	51,412
5.95%, 03/15/46 (Call 09/15/45)	50	63,337
ConocoPhillips Holding Co.
6.95%, 04/15/29	59	74,641
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	100	99,290
4.00%, 07/15/21 (Call 04/15/21)	50	52,060
5.00%, 06/15/45 (Call 12/15/44)	50	47,811
5.60%, 07/15/41 (Call 01/15/41)	25	24,842
Ecopetrol SA
4.13%, 01/16/25	150	144,750
5.88%, 05/28/45	50	46,687
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	73,848
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	50	50,664
4.10%, 02/01/21	75	80,864
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)	15	15,186
2.22%, 03/01/21 (Call 02/01/21)	250	255,201
3.04%, 03/01/26 (Call 12/01/25)	100	105,913
3.57%, 03/06/45 (Call 09/06/44)[a]	50	52,451
Hess Corp.
5.60%, 02/15/41	50	50,481
6.00%, 01/15/40	25	25,706
7.30%, 08/15/31	25	28,261
8.13%, 02/15/19	25	28,260
Husky Energy Inc.
7.25%, 12/15/19	65	74,566
Kerr-McGee Corp.
6.95%, 07/01/24	25	29,149
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	50	48,380

Security	Principal (000s)	Value
3.85%, 06/01/25 (Call 03/01/25)[a]	$50	$46,402
5.20%, 06/01/45 (Call 12/01/44)	50	44,687
6.00%, 10/01/17	48	49,681
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	50	51,926
4.75%, 09/15/44 (Call 03/15/44)	25	22,674
5.85%, 12/15/45 (Call 06/15/45)	40	41,257
Nabors Industries Inc.
4.63%, 09/15/21	50	46,750
Nexen Energy ULC
5.88%, 03/10/35	25	31,424
7.50%, 07/30/39	30	45,522
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	25	25,078
6.00%, 03/01/41 (Call 09/01/40)	30	32,501
Occidental Petroleum Corp.
3.40%, 04/15/26 (Call 01/15/26)	100	105,516
3.50%, 06/15/25 (Call 03/15/25)	50	53,233
Series 1
4.10%, 02/01/21 (Call 11/01/20)	32	34,766
Petro-Canada
5.35%, 07/15/33	25	28,037
Petroleos Mexicanos
4.50%, 01/23/26	450	451,731
4.88%, 01/18/24	250	260,298
5.50%, 06/27/44	75	71,235
5.75%, 03/01/18	50	52,642
6.38%, 01/23/45	75	78,938
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	50	54,575
4.88%, 11/15/44 (Call 05/15/44)	50	55,954
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	100	105,248
Shell International Finance BV
1.63%, 11/10/18	50	50,354
2.25%, 11/10/20	50	51,045
2.25%, 01/06/23	75	75,358
3.25%, 05/11/25	200	211,991
4.13%, 05/11/35	25	27,391
4.38%, 05/11/45	150	165,609
6.38%, 12/15/38	75	103,053
Statoil ASA
4.80%, 11/08/43	150	180,228
5.25%, 04/15/19	100	109,458

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	$50	$52,779
6.10%, 06/01/18	25	26,845
6.50%, 06/15/38	30	39,386
6.85%, 06/01/39	25	34,292
Total Capital Canada Ltd.
1.45%, 01/15/18	75	75,340
2.75%, 07/15/23	100	103,560
Total Capital International SA
3.75%, 04/10/24	50	54,890
Total Capital SA
2.13%, 08/10/18	50	50,870
Valero Energy Corp.
4.90%, 03/15/45[a]	75	74,117

		6,891,510
OIL & GAS SERVICES — 0.19%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	50	52,040
5.13%, 09/15/40	50	55,521
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	50	48,520
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	50,992
4.85%, 11/15/35 (Call 05/15/35)	30	32,194
5.00%, 11/15/45 (Call 05/15/45)	100	109,935
6.15%, 09/15/19	25	28,119
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	125	116,517
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	25	26,988

		520,826
PACKAGING & CONTAINERS — 0.06%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	50	59,633
WestRock RKT Co.
3.50%, 03/01/20	100	104,250

		163,883
PHARMACEUTICALS — 1.80%
Abbott Laboratories
5.13%, 04/01/19	50	54,503
AbbVie Inc.
1.75%, 11/06/17	113	113,467
2.50%, 05/14/20 (Call 04/14/20)	300	306,786

Security	Principal (000s)	Value
4.30%, 05/14/36 (Call 11/14/35)	$25	$26,419
4.40%, 11/06/42	38	40,275
4.70%, 05/14/45 (Call 11/14/44)	200	222,534
Actavis Funding SCS
2.45%, 06/15/19	100	101,747
3.00%, 03/12/20 (Call 02/12/20)	100	103,245
3.80%, 03/15/25 (Call 12/15/24)	150	158,312
4.55%, 03/15/35 (Call 09/15/34)	50	53,659
4.75%, 03/15/45 (Call 09/15/44)	50	55,052
4.85%, 06/15/44 (Call 12/15/43)	25	27,807
Actavis Inc.
1.88%, 10/01/17	50	50,122
4.63%, 10/01/42 (Call 04/01/42)	25	26,870
Allergan Inc./U.S.
3.38%, 09/15/20	10	10,459
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	50	52,518
4.25%, 03/01/45 (Call 09/01/44)	25	27,489
AstraZeneca PLC
1.75%, 11/16/18	50	50,493
2.38%, 11/16/20	50	51,404
4.00%, 09/18/42	80	85,412
5.90%, 09/15/17	75	78,592
6.45%, 09/15/37	25	34,637
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	50	58,850
Bristol-Myers Squibb Co.
2.00%, 08/01/22	100	100,944
3.25%, 11/01/23	25	27,305
4.50%, 03/01/44 (Call 09/01/43)	50	62,449
Cardinal Health Inc.
1.95%, 06/15/18	50	50,399
3.75%, 09/15/25 (Call 06/15/25)	35	37,947
4.50%, 11/15/44 (Call 05/15/44)	25	27,402
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	50	52,272
Eli Lilly & Co.
1.25%, 03/01/18	50	50,115
3.70%, 03/01/45 (Call 09/01/44)	50	54,527
Express Scripts Holding Co.
2.25%, 06/15/19	100	101,479
4.75%, 11/15/21	20	22,410
6.13%, 11/15/41	50	62,367

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	$50	$58,625
5.38%, 04/15/34	50	63,333
5.65%, 05/15/18	38	40,815
Johnson & Johnson
1.88%, 12/05/19	50	51,069
3.38%, 12/05/23	100	110,538
3.55%, 03/01/36 (Call 09/01/35)	35	39,246
3.70%, 03/01/46 (Call 09/01/45)	100	115,026
4.85%, 05/15/41[a]	30	39,774
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	54,159
4.88%, 03/15/44 (Call 09/15/43)	25	29,656
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	35	38,248
4.90%, 11/01/19	25	27,130
Merck & Co. Inc.
1.30%, 05/18/18	100	100,346
2.40%, 09/15/22 (Call 06/15/22)	20	20,567
2.75%, 02/10/25 (Call 11/10/24)	75	78,370
3.60%, 09/15/42 (Call 03/15/42)	100	105,014
3.70%, 02/10/45 (Call 08/10/44)	100	106,739
3.88%, 01/15/21 (Call 10/15/20)	20	21,824
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	25	27,656
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)[b]	50	54,789
Novartis Capital Corp.
3.70%, 09/21/42	50	53,864
4.00%, 11/20/45 (Call 05/20/45)	50	56,888
4.40%, 05/06/44	25	29,977
Novartis Securities Investment Ltd.
5.13%, 02/10/19	110	120,206
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	202,495
Pfizer Inc.
1.45%, 06/03/19	100	100,528
3.00%, 06/15/23	100	106,521
4.30%, 06/15/43	25	28,563
4.40%, 05/15/44	50	58,157
Pharmacia LLC
6.60%, 12/01/28	100	138,555
Sanofi
1.25%, 04/10/18	50	50,083

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	$100	$101,548
Series 2
3.65%, 11/10/21	50	53,081
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	36	46,109
Wyeth LLC
5.95%, 04/01/37	75	100,366
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	50	51,499
4.50%, 11/13/25 (Call 08/13/25)	25	27,989
4.70%, 02/01/43 (Call 08/01/42)	25	26,848

		4,976,469
PIPELINES — 1.21%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	25,719
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	24,868
5.85%, 11/15/43 (Call 05/15/43)	25	25,414
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	75	80,140
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	47,070
Enbridge Energy Partners LP
5.88%, 10/15/25 (Call 07/15/25)[a]	25	27,745
7.38%, 10/15/45 (Call 04/15/45)	25	30,966
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	50	47,796
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	50	52,146
5.95%, 10/01/43 (Call 04/01/43)	100	103,709
6.13%, 12/15/45 (Call 06/15/45)	100	107,790
6.70%, 07/01/18	75	80,613
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	25,761
3.70%, 02/15/26 (Call 11/15/25)	50	51,904
4.45%, 02/15/43 (Call 08/15/42)	25	25,085
4.90%, 05/15/46 (Call 11/15/45)	150	161,540
5.10%, 02/15/45 (Call 08/15/44)	50	54,934
6.50%, 01/31/19	50	55,583
Series L
6.30%, 09/15/17	100	104,827

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	$50	$47,966
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	100	101,042
3.45%, 02/15/23 (Call 11/15/22)	25	24,759
4.25%, 09/01/24 (Call 06/01/24)	100	102,535
5.00%, 10/01/21 (Call 07/01/21)	50	54,280
5.30%, 09/15/20	50	54,580
5.50%, 03/01/44 (Call 09/01/43)	50	50,866
5.80%, 03/15/35	25	25,637
6.95%, 01/15/38	125	142,010
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	50	48,019
5.55%, 06/01/45 (Call 12/01/44)	50	51,610
Magellan Midstream Partners LP
4.25%, 02/01/21	20	21,515
5.00%, 03/01/26 (Call 12/01/25)	50	57,077
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)[b]	25	25,579
5.50%, 02/15/23 (Call 08/15/17)[b]	100	103,500
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)	50	50,812
3.38%, 10/01/22 (Call 07/01/22)	125	125,953
6.13%, 02/01/41 (Call 08/01/40)	25	26,967
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	75	75,334
4.65%, 10/15/25 (Call 07/15/25)	75	77,653
4.90%, 02/15/45 (Call 08/15/44)	25	22,762
6.65%, 01/15/37	25	27,750
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	19,689
6.20%, 04/15/18	50	52,925
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	25	25,552
5.95%, 12/01/25 (Call 09/01/25)	50	57,844
6.10%, 02/15/42	25	27,304
Texas Eastern Transmission LP
7.00%, 07/15/32	50	61,943
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)[a]	25	26,769
5.00%, 10/16/43 (Call 04/16/43)	50	57,894
5.85%, 03/15/36	25	30,546

Security	Principal (000s)	Value
6.20%, 10/15/37	$50	$63,277
7.13%, 01/15/19	49	54,722
7.63%, 01/15/39	25	36,972
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	50,925
Williams Partners LP
4.00%, 11/15/21 (Call 08/15/21)	75	77,070
4.30%, 03/04/24 (Call 12/04/23)	50	51,132
4.90%, 01/15/45 (Call 07/15/44)	112	106,326
5.25%, 03/15/20	44	47,322
6.30%, 04/15/40	20	21,799
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	25	25,375

		3,347,202
REAL ESTATE — 0.06%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	50	51,957
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	20	20,321
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	25	27,704
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	25	25,882
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	25	24,442
4.60%, 04/01/24 (Call 01/01/24)	25	25,596

		175,902
REAL ESTATE INVESTMENT TRUSTS — 1.00%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	100	106,913
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	25,622
3.50%, 01/31/23	19	19,845
4.50%, 01/15/18	125	130,028
5.00%, 02/15/24	50	56,926
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	51,395
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	50	51,714
3.70%, 11/15/18 (Call 08/17/18)	50	52,073
3.80%, 02/01/24 (Call 11/01/23)	50	53,769

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.13%, 05/15/21 (Call 02/15/21)	$25	$27,108
Brandywine Operating Partnership LP
4.55%, 10/01/29 (Call 07/01/29)	25	26,066
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	50,053
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	25	26,350
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	100	99,949
4.45%, 02/15/26 (Call 11/15/25)	100	110,414
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	55	56,296
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	52,776
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	27,207
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	50	54,212
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	100	110,001
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	150	146,886
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	50	50,703
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	75	76,721
5.00%, 08/15/22 (Call 02/15/22)	25	27,196
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	75	75,821
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	26,465
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	51,202
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	53,606
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	50	49,939
4.50%, 04/18/22 (Call 01/18/22)	25	25,321
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	25	26,575
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	50	49,712
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	52,030

Security	Principal (000s)	Value
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	$75	$73,358
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	50	49,930
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	50,374
2.75%, 02/01/23 (Call 11/01/22)	75	77,066
3.38%, 10/01/24 (Call 07/01/24)	25	26,752
3.50%, 09/01/25 (Call 06/01/25)	100	108,482
6.75%, 02/01/40 (Call 11/01/39)	25	37,162
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	75	76,724
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	52,403
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	100	110,503
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	50	53,382
4.50%, 01/15/24 (Call 10/15/23)	25	27,323
4.70%, 09/15/17	50	51,593
Weyerhaeuser Co.
7.38%, 03/15/32	50	67,861

		2,763,807
RETAIL — 1.41%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	75	76,714
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	50	50,686
3.70%, 04/15/22 (Call 01/15/22)	50	53,308
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	50	51,788
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	50	55,500
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	50	52,437
Costco Wholesale Corp.
1.70%, 12/15/19	50	50,732
CVS Health Corp.
1.90%, 07/20/18	50	50,627
2.25%, 08/12/19 (Call 07/12/19)	200	204,959
3.88%, 07/20/25 (Call 04/20/25)	50	55,029
5.13%, 07/20/45 (Call 01/20/45)	125	155,430
5.30%, 12/05/43 (Call 06/05/43)	25	31,373

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	$100	$103,385
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	50	51,096
2.25%, 09/10/18 (Call 08/10/18)	25	25,582
2.70%, 04/01/23 (Call 01/01/23)	100	104,273
3.75%, 02/15/24 (Call 11/15/23)	25	27,783
4.25%, 04/01/46 (Call 10/01/45)	75	87,210
4.88%, 02/15/44 (Call 08/15/43)	25	31,282
5.88%, 12/16/36	63	86,652
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	26,569
5.55%, 07/17/45 (Call 01/17/45)	25	24,725
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	95	96,281
3.12%, 04/15/22 (Call 01/15/22)	50	53,152
4.65%, 04/15/42 (Call 10/15/41)	50	59,205
6.88%, 02/15/28	25	34,277
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	75	78,346
4.50%, 12/15/34 (Call 06/15/34)	50	47,151
6.90%, 04/01/29	25	28,223
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	25,529
2.75%, 12/09/20 (Call 11/09/20)	100	104,018
3.70%, 01/30/26 (Call 10/30/25)	100	107,911
3.70%, 02/15/42	50	49,368
4.60%, 05/26/45 (Call 11/26/44)	50	56,441
4.70%, 12/09/35 (Call 06/09/35)	20	22,901
5.35%, 03/01/18	50	53,002
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[a]	25	26,792
5.00%, 01/15/44 (Call 07/15/43)	25	25,835
QVC Inc.
4.38%, 03/15/23	50	50,584
4.85%, 04/01/24	25	25,687
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	100	102,595
2.70%, 06/15/22 (Call 04/15/22)	50	52,312
Target Corp.
3.50%, 07/01/24	200	220,444
6.35%, 11/01/32	71	97,121
Wal-Mart Stores Inc.
3.25%, 10/25/20	200	214,774

Security	Principal (000s)	Value
4.00%, 04/11/43 (Call 10/11/42)	$50	$56,683
4.25%, 04/15/21	45	50,440
4.30%, 04/22/44 (Call 10/22/43)	100	119,087
5.00%, 10/25/40	20	25,443
5.25%, 09/01/35	25	33,328
6.20%, 04/15/38	50	72,112
6.50%, 08/15/37	100	147,981
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)	25	25,552
3.80%, 11/18/24 (Call 08/18/24)	250	268,308

		3,888,023
SAVINGS & LOANS — 0.02%
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	50	51,118

		51,118
SEMICONDUCTORS — 0.37%
Altera Corp.
4.10%, 11/15/23	50	56,586
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	35	38,807
5.10%, 10/01/35 (Call 04/01/35)	60	70,968
Intel Corp.
1.35%, 12/15/17	200	201,033
3.70%, 07/29/25 (Call 04/29/25)	150	166,670
4.90%, 07/29/45 (Call 01/29/45)	100	121,835
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	50	54,965
5.65%, 11/01/34 (Call 07/01/34)	25	27,918
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	51,279
QUALCOMM Inc.
2.25%, 05/20/20	130	133,509
4.65%, 05/20/35 (Call 11/20/34)	50	55,356
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	25	25,190
Xilinx Inc.
3.00%, 03/15/21	25	25,990

		1,030,106
SOFTWARE — 0.95%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	52,570
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	42,204

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	$50	$52,751
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	100	100,734
3.63%, 10/15/20 (Call 09/15/20)	50	53,076
3.88%, 06/05/24 (Call 03/05/24)	75	80,170
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	52,475
Microsoft Corp.
1.30%, 11/03/18	225	226,129
1.55%, 08/08/21 (Call 07/08/21)	100	99,807
2.38%, 02/12/22 (Call 01/12/22)	100	103,183
2.70%, 02/12/25 (Call 11/12/24)	25	25,897
3.13%, 11/03/25 (Call 08/03/25)	40	42,718
3.45%, 08/08/36 (Call 02/08/36)	100	103,045
3.75%, 05/01/43 (Call 11/01/42)	50	51,975
3.75%, 02/12/45 (Call 08/12/44)	100	104,294
3.95%, 08/08/56 (Call 02/08/56)	100	105,000
4.00%, 02/08/21	50	55,049
4.00%, 02/12/55 (Call 08/12/54)	75	78,347
4.50%, 10/01/40	60	69,627
4.88%, 12/15/43 (Call 06/15/43)	25	30,411
Oracle Corp.
1.20%, 10/15/17	50	50,142
2.25%, 10/08/19	100	102,897
2.50%, 05/15/22 (Call 03/15/22)	100	102,552
2.65%, 07/15/26 (Call 04/15/26)	150	151,414
2.80%, 07/08/21	100	104,669
2.95%, 05/15/25 (Call 02/15/25)	100	103,651
3.63%, 07/15/23	50	54,424
4.30%, 07/08/34 (Call 01/08/34)	125	137,960
5.38%, 07/15/40	186	232,115
5.75%, 04/15/18	50	53,714

		2,623,000
TELECOMMUNICATIONS — 2.15%
America Movil SAB de CV
4.38%, 07/16/42	200	209,774
5.63%, 11/15/17	50	52,450
AT&T Inc.
1.75%, 01/15/18	200	200,688
2.80%, 02/17/21 (Call 01/17/21)	50	51,519
3.00%, 06/30/22 (Call 04/30/22)	50	51,551

Security	Principal (000s)	Value
3.60%, 02/17/23 (Call 12/17/22)	$50	$52,770
3.90%, 03/11/24 (Call 12/11/23)	100	107,207
4.13%, 02/17/26 (Call 11/17/25)	50	54,335
4.35%, 06/15/45 (Call 12/15/44)	50	50,098
4.45%, 05/15/21	50	55,117
4.45%, 04/01/24 (Call 01/01/24)	50	55,195
4.50%, 05/15/35 (Call 11/15/34)	50	52,825
4.75%, 05/15/46 (Call 11/15/45)	50	53,221
5.00%, 03/01/21	75	83,845
5.15%, 03/15/42	50	55,491
5.35%, 09/01/40	225	255,128
5.88%, 10/01/19	100	112,474
6.15%, 09/15/34	150	180,818
6.50%, 09/01/37	100	129,771
6.55%, 02/15/39	40	52,342
British Telecommunications PLC
9.38%, 12/15/30	31	50,452
Cisco Systems Inc.
2.20%, 02/28/21	100	102,675
2.45%, 06/15/20	100	103,482
3.50%, 06/15/25	150	167,039
3.63%, 03/04/24	25	27,803
4.95%, 02/15/19	150	163,401
5.50%, 01/15/40	30	39,651
5.90%, 02/15/39	25	34,193
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)	100	105,206
Deutsche Telekom International Finance BV
8.75%, 06/15/30	100	156,463
Harris Corp.
4.40%, 12/15/20	125	135,229
Juniper Networks Inc.
4.50%, 03/15/24	50	53,223
5.95%, 03/15/41	25	26,236
Koninklijke KPN NV
8.38%, 10/01/30	25	34,898
Motorola Solutions Inc.
3.50%, 03/01/23	83	81,724
New Cingular Wireless Services Inc.
8.75%, 03/01/31	35	54,339
Orange SA
2.75%, 02/06/19	100	102,961
5.38%, 07/08/19	25	27,618

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.38%, 01/13/42	$25	$31,055
9.00%, 03/01/31	50	79,844
Qwest Corp.
7.13%, 11/15/43 (Call 10/03/16)	50	50,000
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	50	55,532
5.00%, 03/15/44 (Call 09/15/43)	50	59,442
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	25	26,679
Telefonica Emisiones SAU
5.13%, 04/27/20	100	110,579
5.88%, 07/15/19	50	55,599
7.05%, 06/20/36	50	66,736
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	25,427
2.55%, 06/17/19	150	154,483
2.63%, 02/21/20	100	103,206
3.45%, 03/15/21	100	106,796
3.50%, 11/01/21	50	53,738
3.50%, 11/01/24 (Call 08/01/24)	200	214,300
3.65%, 09/14/18	50	52,296
4.40%, 11/01/34 (Call 05/01/34)	200	211,946
4.52%, 09/15/48	150	158,527
4.67%, 03/15/55	200	208,614
4.75%, 11/01/41	40	43,281
6.55%, 09/15/43	175	238,012
6.90%, 04/15/38	100	135,709
Vodafone Group PLC
1.50%, 02/19/18	154	153,898
4.38%, 02/19/43	100	102,012
4.63%, 07/15/18	50	52,782

		5,933,705
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	27,019
Mattel Inc.
4.35%, 10/01/20	25	26,975
5.45%, 11/01/41 (Call 05/01/41)	25	27,419

		81,413
TRANSPORTATION — 0.66%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	50	52,723
3.75%, 04/01/24 (Call 01/01/24)	50	55,262

Security	Principal (000s)	Value
4.55%, 09/01/44 (Call 03/01/44)	$125	$147,625
4.70%, 09/01/45 (Call 03/01/45)	50	60,484
6.15%, 05/01/37	37	50,224
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	50	53,033
4.50%, 11/07/43 (Call 05/07/43)	25	29,908
Canadian Pacific Railway Co.
5.95%, 05/15/37	25	31,705
6.13%, 09/15/15 (Call 03/15/15)	50	62,048
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	30	32,030
3.40%, 08/01/24 (Call 05/01/24)	50	53,414
6.00%, 10/01/36	50	64,875
6.15%, 05/01/37	25	33,110
FedEx Corp.
3.90%, 02/01/35	50	52,022
4.55%, 04/01/46 (Call 10/01/45)	50	55,831
5.10%, 01/15/44	25	29,794
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	25	25,893
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	100	103,888
4.80%, 08/15/43 (Call 02/15/43)	50	59,251
4.84%, 10/01/41	62	73,144
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,783
2.88%, 09/01/20 (Call 08/01/20)	45	45,878
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	50	51,203
3.75%, 03/15/24 (Call 12/15/23)	100	110,253
4.16%, 07/15/22 (Call 04/15/22)	150	168,013
4.75%, 12/15/43 (Call 06/15/43)	25	30,267
4.82%, 02/01/44 (Call 08/01/43)	25	30,441
United Parcel Service Inc.
2.45%, 10/01/22	200	207,683

		1,820,785
TRUCKING & LEASING — 0.03%
GATX Corp.
4.75%, 06/15/22	50	53,299
5.20%, 03/15/44 (Call 09/15/43)	25	26,397

		79,696

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	$25	$27,019
4.30%, 09/01/45 (Call 03/01/45)[a]	50	58,398

		85,417

TOTAL CORPORATE BONDS & NOTES
(Cost: $98,606,353)		103,729,425

FOREIGN GOVERNMENT OBLIGATIONS[e] — 4.53%

CANADA — 0.39%
Export Development Canada
0.75%, 12/15/17	25	24,966
1.00%, 11/01/18	30	30,025
1.50%, 10/03/18[a]	25	25,286
1.63%, 12/03/19	50	50,750
Province of British Columbia Canada
2.00%, 10/23/22	50	50,965
Province of Manitoba Canada
3.05%, 05/14/24	50	53,962
Province of Ontario Canada
1.65%, 09/27/19	50	50,445
1.88%, 05/21/20	400	406,451
3.15%, 12/15/17	50	51,383
4.40%, 04/14/20	55	60,732
Province of Quebec Canada
2.63%, 02/13/23	100	104,708
2.88%, 10/16/24	150	159,541

		1,069,214
CHILE — 0.04%
Chile Government International Bond
3.88%, 08/05/20	100	109,382

		109,382
COLOMBIA — 0.12%
Colombia Government International Bond
6.13%, 01/18/41	200	241,497
8.13%, 05/21/24	75	98,533

		340,030
GERMANY — 0.07%
FMS Wertmanagement AoeR
1.75%, 03/17/20	200	203,361

		203,361

Security	Principal (000s)	Value
ISRAEL — 0.04%
Israel Government International Bond
5.13%, 03/26/19	$100	$109,875

		109,875
ITALY — 0.06%
Italy Government International Bond
5.25%, 09/20/16	50	50,077
5.38%, 06/15/33	100	123,495

		173,572
JAPAN — 0.17%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	250	251,956
2.13%, 02/10/25	200	203,375

		455,331
MEXICO — 0.30%
Mexico Government International Bond
3.63%, 03/15/22	100	106,794
4.00%, 10/02/23	200	216,946
4.60%, 01/23/46	200	215,637
4.75%, 03/08/44	250	275,012

		814,389
PANAMA — 0.08%
Panama Government International Bond
6.70%, 01/26/36	100	140,298
9.38%, 04/01/29	50	78,613

		218,911
PERU — 0.08%
Peruvian Government International Bond
5.63%, 11/18/50	50	66,357
6.55%, 03/14/37	105	149,136

		215,493
PHILIPPINES — 0.19%
Philippine Government International Bond
3.95%, 01/20/40	200	231,500
6.38%, 10/23/34	100	146,750

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
7.75%, 01/14/31	$100	$158,000

		536,250
POLAND — 0.13%
Poland Government International Bond
4.00%, 01/22/24	175	194,250
6.38%, 07/15/19	150	170,063

		364,313
SOUTH AFRICA — 0.12%
South Africa Government International Bond
4.67%, 01/17/24[a]	100	104,125
5.50%, 03/09/20	200	215,750

		319,875
SOUTH KOREA — 0.14%
Export-Import Bank of Korea
2.88%, 01/21/25	250	263,470
Korea International Bond
7.13%, 04/16/19	100	114,855

		378,325
SUPRANATIONAL — 2.17%
African Development Bank
2.38%, 09/23/21	100	104,330
Asian Development Bank
1.38%, 01/15/19	250	251,935
1.50%, 09/28/18	50	50,528
1.63%, 08/26/20	180	182,595
1.63%, 03/16/21	100	101,325
1.75%, 03/21/19	20	20,349
2.00%, 01/22/25	150	153,532
Corp. Andina de Fomento
4.38%, 06/15/22	50	55,444
Council of Europe Development Bank
1.13%, 05/31/18	125	125,297
European Bank for Reconstruction & Development
1.00%, 09/17/18	50	50,009
1.63%, 11/15/18	100	101,315
1.88%, 02/23/22	50	50,947
European Investment Bank
1.00%, 03/15/18	100	100,051
1.00%, 06/15/18	100	100,032

Security	Principal (000s)	Value
1.13%, 09/15/17	$225	$225,523
1.25%, 05/15/18	100	100,441
1.63%, 03/16/20	100	101,284
1.75%, 06/17/19	50	50,850
1.88%, 03/15/19	250	254,738
1.88%, 02/10/25	200	201,759
2.25%, 08/15/22	500	519,143
2.50%, 04/15/21	50	52,440
2.88%, 09/15/20	150	159,103
Inter-American Development Bank
1.13%, 08/28/18	200	200,671
1.75%, 04/14/22	550	556,548
2.13%, 11/09/20	100	103,293
3.88%, 02/14/20	110	119,954
4.38%, 01/24/44	25	33,716
International Bank for Reconstruction & Development
1.00%, 06/15/18	300	300,307
1.88%, 10/07/19	425	434,500
1.88%, 10/07/22[a]	250	254,957
2.13%, 02/13/23[a]	150	155,500
2.25%, 06/24/21	100	104,205
2.50%, 07/29/25	200	212,865
International Finance Corp.
1.63%, 07/16/20	200	202,850
1.75%, 09/04/18	100	101,544
1.75%, 09/16/19	100	101,835

		5,995,715
TURKEY — 0.34%
Turkey Government International Bond
3.25%, 03/23/23	200	190,250
4.88%, 04/16/43	200	191,000
5.75%, 03/22/24	200	217,500
6.75%, 04/03/18	100	106,250
6.75%, 05/30/40	200	238,750

		943,750
URUGUAY — 0.09%
Uruguay Government International Bond
4.50%, 08/14/24[a]	100	111,260

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
7.63%, 03/21/36	$100	$143,000

		254,260

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $12,127,882)		12,502,046

MUNICIPAL DEBT OBLIGATIONS — 1.28%

CALIFORNIA — 0.37%
Bay Area Toll Authority RB BAB
Series S1
6.92%, 04/01/40	50	74,502
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
Series DE
6.00%, 11/01/40	25	33,467
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	30	48,929
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	50	67,209
5.76%, 07/01/29	100	129,567
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series F
6.58%, 05/15/49[a]	50	74,349
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	25	36,257
State of California GO BAB
7.50%, 04/01/34	50	76,872
7.55%, 04/01/39	175	283,570
University of California RB
Series AH
1.80%, 07/01/19	90	90,939
Series J
4.13%, 05/15/45	100	109,407

		1,025,068

Security	Principal (000s)	Value
COLORADO — 0.01%
Denver City & County School District No. 1 COP
Series B
4.24%, 12/15/37	$25	$28,051

		28,051
CONNECTICUT — 0.03%
State of Connecticut GO
Series A
5.85%, 03/15/32	50	64,783

		64,783
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB
5.58%, 12/01/35	25	32,660

		32,660
FLORIDA — 0.06%
State Board of Administration Finance Corp. RB
Series A
2.64%, 07/01/21	100	102,649
3.00%, 07/01/20	50	51,891

		154,540
GEORGIA — 0.02%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	25	34,055
Project M, Series 2010-A
6.66%, 04/01/57	20	26,993

		61,048
ILLINOIS — 0.11%
State of Illinois GO
4.95%, 06/01/23	150	157,503
5.10%, 06/01/33	100	97,509
State of Illinois GO BAB
6.63%, 02/01/35	50	54,500

		309,512

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
KENTUCKY — 0.01%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	$25	$36,209

		36,209
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	25	34,263

		34,263
NEW JERSEY — 0.10%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20(AGM)	50	45,728
0.00%, 02/15/23(AGM)	100	81,042
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	50	76,769
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	50	60,351

		263,890
NEW YORK — 0.28%
City of New York NY GO BAB
5.97%, 03/01/36	50	68,247
Metropolitan Transportation Authority RB BAB
Series B
6.65%, 11/15/39	25	35,918
Series C-1
6.69%, 11/15/40	100	144,519
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series G-3
5.27%, 05/01/27	75	93,194
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	139,254

Security	Principal (000s)	Value
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	$110	$144,417
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	25	31,710
Series 181
4.96%, 08/01/46	50	63,426
Series 182
5.31%, 08/01/46 (Call 08/01/24)	50	57,132

		777,817
OHIO — 0.08%
American Municipal Power Inc. RB BAB
Series E
6.27%, 02/15/50	25	32,611
JobsOhio Beverage System RB
Series B
4.53%, 01/01/35	25	29,516
Ohio State University (The) RB
Series A
3.80%, 12/01/46	50	55,520
Ohio State University (The) RB BAB
4.91%, 06/01/40	50	64,006
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	29,650

		211,303
OREGON — 0.05%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28(NPFGC)	50	61,849
State of Oregon GO
5.89%, 06/01/27	50	64,441

		126,290
SOUTH CAROLINA — 0.02%
South Carolina Public Service Authority RB
Series C
5.78%, 12/01/41	40	52,617

		52,617

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
TEXAS — 0.10%
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	$30	$41,567
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	25	39,281
State of Texas GO BAB
5.52%, 04/01/39	50	70,893
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	75	90,683
University of Texas System (The) RB BAB
Series D
5.13%, 08/15/42	25	33,134

		275,558
UTAH — 0.01%
Utah Transit Authority RB BAB
Series B
5.94%, 06/15/39	25	35,171

		35,171
WASHINGTON — 0.01%
State of Washington GO BAB
5.14%, 08/01/40	25	33,968

		33,968

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $3,242,519)		3,522,748

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.09%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.78%
Federal Home Loan Banks
5.00%, 11/17/17	890	933,911
5.50%, 07/15/36	200	293,934
5.75%, 06/12/26	200	268,055
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	100	99,770
0.88%, 03/07/18	100	100,050
1.25%, 10/02/19	1,300	1,308,403
1.75%, 05/30/19	140	142,929
2.38%, 01/13/22	1,320	1,389,036

Security	Principal (000s)	Value
6.75%, 09/15/29	$200	$303,200
Federal National Mortgage Association
1.13%, 10/19/18	500	502,199
1.38%, 02/26/21	300	301,677
1.50%, 06/22/20	400	405,173
1.75%, 09/12/19	1,000	1,022,034
5.63%, 07/15/37	86	129,934
6.25%, 05/15/29	200	288,324
6.63%, 11/15/30	100	153,501
Tennessee Valley Authority
3.50%, 12/15/42	50	55,403

		7,697,533
U.S. GOVERNMENT OBLIGATIONS — 52.31%
U.S. Treasury Note/Bond
0.63%, 09/30/17	500	499,610
0.63%, 11/30/17	500	499,395
0.75%, 10/31/17	420	420,214
0.75%, 07/15/19	500	497,835
0.88%, 08/15/17	1,400	1,402,674
0.88%, 01/15/18	2,500	2,504,550
1.00%, 12/31/17	300	301,044
1.00%, 02/15/18	5,000	5,017,750
1.00%, 03/15/18	3,100	3,111,253
1.00%, 11/30/19	250	250,255
1.13%, 12/31/19	1,520	1,527,129
1.13%, 04/30/20	250	250,788
1.13%, 07/31/21	600	598,116
1.25%, 11/15/18	1,000	1,008,830
1.25%, 12/15/18	1,000	1,009,070
1.25%, 01/31/19	2,000	2,018,700
1.38%, 02/28/19	4,000	4,050,840
1.38%, 01/31/20	1,750	1,771,770
1.38%, 06/30/23	1,500	1,495,365
1.38%, 08/31/23	800	796,592
1.50%, 12/31/18	1,800	1,827,072
1.50%, 01/31/19	2,100	2,132,256
1.50%, 02/28/19	1,000	1,015,820
1.50%, 05/31/20	900	914,337
1.50%, 02/28/23	600	603,648
1.50%, 08/15/26	650	645,885
1.63%, 06/30/19	1,500	1,530,300
1.63%, 08/15/22	1,000	1,016,990
1.63%, 11/15/22	250	253,865

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.63%, 04/30/23	$1,000	$1,013,300
1.63%, 02/15/26	2,100	2,108,652
1.63%, 05/15/26	500	501,910
1.75%, 10/31/18	10,000	10,195,900
1.75%, 10/31/20	850	871,318
1.75%, 12/31/20	700	717,801
1.75%, 02/28/22	1,300	1,332,019
1.75%, 04/30/22	500	511,910
1.75%, 05/15/22	600	614,700
1.75%, 09/30/22	5,000	5,114,900
1.75%, 01/31/23	1,000	1,021,790
1.88%, 10/31/17	500	506,700
1.88%, 06/30/20	1,500	1,545,180
1.88%, 05/31/22	1,000	1,031,100
2.00%, 09/30/20	15,500	16,041,414
2.00%, 11/30/20	1,600	1,656,576
2.00%, 11/15/21	500	519,020
2.00%, 02/15/22	1,000	1,038,360
2.00%, 11/30/22	2,500	2,593,375
2.00%, 02/15/25	750	777,803
2.00%, 08/15/25	1,950	2,021,546
2.13%, 01/31/21	1,000	1,041,370
2.13%, 06/30/21	1,000	1,043,600
2.13%, 12/31/21	700	731,122
2.13%, 12/31/22	1,160	1,211,771
2.13%, 05/15/25	2,200	2,304,104
2.25%, 11/30/17	2,000	2,037,660
2.25%, 03/31/21	1,500	1,572,015
2.25%, 11/15/24	170	179,649
2.38%, 12/31/20	1,500	1,577,775
2.50%, 02/15/45	2,468	2,608,108
2.50%, 02/15/46	390	412,300
2.50%, 05/15/46	100	105,894
2.75%, 02/15/19	4,000	4,185,640
2.88%, 08/15/45	800	910,448
3.00%, 05/15/45	2,500	2,912,525
3.00%, 11/15/45	1,300	1,515,709
3.13%, 08/15/44	408	486,348
3.38%, 05/15/44	158	196,865
3.50%, 02/15/39	500	630,770
3.63%, 02/15/21	500	553,255
3.88%, 08/15/40	2,000	2,660,260
4.00%, 08/15/18	5,000	5,316,300

Security	Principal or Shares (000s)	Value
4.25%, 05/15/39	$246	$343,327
4.25%, 11/15/40	162	227,328
4.38%, 05/15/40	750	1,067,618
4.38%, 05/15/41	200	286,328
4.50%, 02/15/36	1,300	1,858,428
4.50%, 08/15/39	838	1,209,737
4.63%, 02/15/40	3,800	5,585,278
4.75%, 02/15/41	400	601,356
5.38%, 02/15/31	500	735,150
5.50%, 08/15/28	1,000	1,415,820
6.00%, 02/15/26	650	906,360
6.75%, 08/15/26	400	593,248
6.88%, 08/15/25	300	435,906
7.13%, 02/15/23	800	1,086,016
7.63%, 11/15/22	1,700	2,338,248
7.63%, 02/15/25	600	894,618

		144,485,481

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $148,751,553)		152,183,014

SHORT-TERM INVESTMENTS — 1.54%

MONEY MARKET FUNDS — 1.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[f,g,h]	4,262	4,262,069

		4,262,069

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,262,069)		4,262,069

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $266,990,376)[i]		$276,199,302
Other Assets, Less Liabilities — 0.01%		20,507

NET ASSETS — 100.00%		$276,219,809

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2016

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Investments are denominated in U.S. dollars.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $266,996,793. Net unrealized appreciation was $9,202,509, of which $9,382,275 represented gross unrealized appreciation on securities and $179,766 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended August 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
3.25%, 06/01/25	$250	$—	$—	$250	$265,554	$4,157	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$103,729,425	$—	$103,729,425
Foreign government obligations	—	12,502,046	—	12,502,046
Municipal debt obligations	—	3,522,748	—	3,522,748
U.S. government & agency obligations	—	152,183,014	—	152,183,014
Money market funds	4,262,069	—	—	4,262,069

Total	$4,262,069	$271,937,233	$—	$276,199,302

See notes to financial statements.

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® AGENCY BOND ETF

August 31, 2016

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 3.74%

ISRAEL — 2.60%
Israel Government AID Bond
0.00%, 09/15/20	$4	$3,774
5.50%, 09/18/23	10,500	13,087,990
5.50%, 12/04/23	2,500	3,130,023

		16,221,787

JORDAN — 0.07%
Hashemite Kingdom of Jordan Government AID Bond
2.58%, 06/30/22	400	423,475

		423,475

TUNISIA — 0.61%
Tunisia Government AID Bonds
1.42%, 08/05/21	3,825	3,800,273

		3,800,273

UKRAINE — 0.46%
Ukraine Government AID Bond
1.85%, 05/29/20	2,849	2,901,383

		2,901,383
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $22,520,579)		23,346,918

U.S. GOVERNMENT AGENCY OBLIGATIONS — 95.76%
Fannie Mae Principal STRIPS
0.00%, 03/23/28	100	76,048
0.01%, 11/15/30	1,600	1,084,646
Federal Farm Credit Banks
1.03%, 05/11/18	6,000	6,012,835
1.13%, 03/12/18	4,400	4,416,456
1.22%, 06/25/18	45,900	46,147,401
1.30%, 12/14/18	2,845	2,863,612
2.00%, 04/04/22	489	502,669
2.50%, 04/09/26	500	521,295
3.35%, 03/23/33	100	110,814
3.39%, 03/20/34	100	112,088
4.88%, 01/27/20	250	281,031
5.13%, 07/09/29	267	347,151
5.15%, 11/15/19	1,889	2,128,598
5.41%, 04/17/36	250	354,509

Security	Principal (000s)	Value
FRN, (1 mo. LIBOR US + 0.020%)
0.53%, 09/14/16	$75	$75,006
Federal Home Loan Banks
0.83%, 07/25/18	3,000	2,994,324
0.88%, 03/19/18	9,000	9,004,264
0.88%, 06/29/18	50,900	50,916,711
0.88%, 10/01/18	3,000	2,997,596
1.00%, 12/19/17	21,420	21,447,283
1.25%, 06/08/18	4,320	4,346,054
1.50%, 03/08/19	7,000	7,087,099
1.75%, 06/12/20	2,000	2,038,482
2.13%, 12/08/17	5,825	5,918,054
2.75%, 06/08/18	100	103,133
2.88%, 06/13/25	2,000	2,168,628
3.13%, 12/08/17	385	395,550
4.00%, 09/01/28	810	966,762
4.11%, 04/18/18	3,000	3,155,801
4.13%, 12/13/19	350	383,888
4.50%, 09/13/19	1,780	1,957,216
5.37%, 09/09/24	1,000	1,266,536
5.38%, 08/15/18	1,385	1,503,751
5.38%, 05/15/19	65	72,428
5.38%, 08/15/24	520	652,852
5.50%, 07/15/36	4,130	6,069,746
5.63%, 03/14/36	500	723,248
5.75%, 06/12/26	2,400	3,216,660
Federal Home Loan Mortgage Corp.
0.01%, 11/29/19	2,723	2,597,483
0.75%, 01/12/18	18,000	17,958,613
0.75%, 04/09/18	3,400	3,394,167
0.85%, 07/27/18	6,600	6,592,964
0.88%, 03/07/18	8,000	8,003,976
1.00%, 12/15/17	37,000	37,047,123
1.13%, 04/15/19	30,500	30,626,932
1.20%, 10/29/18 (Call 10/29/16)	6,400	6,392,610
1.25%, 07/26/19 (Call 10/26/16)	10,000	9,985,332
1.25%, 08/01/19	5,705	5,745,245
1.25%, 10/02/19	16,040	16,143,681
1.75%, 05/30/19	14,705	15,012,624
2.00%, 10/09/19	1,700	1,750,971
2.38%, 01/13/22	6,520	6,860,995
4.88%, 06/13/18	354	379,001
6.25%, 07/15/32	4,576	6,971,450
6.75%, 09/15/29	150	227,400
6.75%, 03/15/31	3,400	5,289,754

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Federal National Mortgage Association
0.00%, 11/15/16	$3,200	$3,196,358
0.01%, 10/09/19	30,540	29,272,300
0.01%, 05/15/30	61	43,174
0.88%, 08/28/17	4,000	4,001,288
0.88%, 03/28/18	27,400	27,411,083
1.00%, 09/27/17	10,000	10,014,076
1.25%, 08/17/21	3,900	3,884,770
1.38%, 02/26/21	4,900	4,927,384
1.50%, 06/22/20	2,600	2,633,628
1.50%, 11/30/20	4,320	4,371,659
1.63%, 01/21/20	11,288	11,485,792
1.63%, 10/30/20	400	405,526
1.75%, 09/12/19	1,600	1,635,254
2.13%, 04/24/26	4,000	4,099,561
5.63%, 07/15/37	391	590,744
6.21%, 08/06/38	2,147	3,449,092
6.25%, 05/15/29	2,370	3,416,638
6.32%, 12/20/27	290	409,310
6.63%, 11/15/30	9,450	14,505,874
7.13%, 01/15/30	200	314,117
7.25%, 05/15/30	9,100	14,496,928
8.28%, 01/10/25	350	519,961
Financing Corp.
8.60%, 09/26/19	4,753	5,813,324
9.40%, 02/08/18	250	279,758
9.65%, 11/02/18	380	449,048
9.80%, 11/30/17	680	753,888
9.80%, 04/06/18	4,085	4,653,132
10.35%, 08/03/18	3,135	3,689,247
10.70%, 10/06/17	780	862,475
Financing Corp. STRIPS
0.00%, 11/11/16	3,167	3,164,384
0.00%, 12/06/16	3,827	3,822,263
0.00%, 11/30/17	195	192,952
0.00%, 05/11/18	350	344,869
0.00%, 08/03/18	600	589,236
0.00%, 12/27/18	30	29,333
0.00%, 09/26/19	962	929,862
0.01%, 02/08/18	90	88,913
0.01%, 11/02/18	285	279,230
0.01%, 03/07/19	4,105	3,995,618

Security	Principal or Shares (000s)	Value
Navient Solutions Inc.
0.01%, 10/03/22	$5,745	$5,054,680
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	500	525,882
Series A5
3.45%, 06/12/21	999	1,086,226
Private Export Funding Corp.
4.38%, 03/15/19	471	509,302
Series HH
1.45%, 08/15/19	1,500	1,514,700
Series JJ
1.88%, 07/15/18	2,750	2,792,157
Series KK
3.55%, 01/15/24	5,000	5,579,250
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20	10,000	9,488,600
Tennessee Valley Authority
2.88%, 09/15/24	4,000	4,326,999
3.50%, 12/15/42	3,450	3,822,786
4.25%, 09/15/65	1,870	2,268,133
4.50%, 04/01/18	216	228,195
4.63%, 09/15/60	511	665,374
5.25%, 09/15/39	2,250	3,169,058
5.50%, 07/18/17	1,000	1,041,826
5.88%, 04/01/36	3,508	5,157,046

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $587,290,594)		597,652,809

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	1,541	1,540,931

		1,540,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,540,931)		1,540,931

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

August 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $611,352,104)[d]	$622,540,658
Other Assets, Less Liabilities — 0.25%	1,567,838

NET ASSETS — 100.00%	$624,108,496

FRN  —  Floating Rate Note

STRIPS  —  Separate Trading of Registered Interest & Principal of Securities

[a]	Investments are denominated in U.S. dollars.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $611,360,612. Net unrealized appreciation was $11,180,046, of which $11,544,256 represented gross unrealized appreciation on securities and $364,210 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Foreign government obligations	$—	$23,346,918	$—	$23,346,918
U.S. government agency obligations	—	597,652,809	—	597,652,809
Money market funds	1,540,931	—	—	1,540,931

Total	$1,540,931	$620,999,727	$—	$622,540,658

See notes to financial statements.

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited)

iSHARES® MBS ETF

August 31, 2016

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.81%

MORTGAGE-BACKED SECURITIES — 99.81%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	$18,941	$19,667,635
2.50%, 06/01/28	165	171,622
2.50%, 07/01/29	3,050	3,164,894
2.50%, 08/01/29	642	665,603
2.50%, 10/01/29	464	480,966
2.50%, 02/01/30	4,039	4,186,674
2.50%, 03/01/30	409	423,529
2.50%, 04/01/30	12,057	12,478,601
2.50%, 05/01/30	13,348	13,824,447
2.50%, 06/01/30	47,193	48,837,217
2.50%, 07/01/30	1,744	1,810,052
2.50%, 08/01/30	2,409	2,492,456
2.50%, 09/01/30	1,521	1,575,370
2.50%, 09/01/31[a]	116,475	120,424,230
2.50%, 02/01/43	2,136	2,152,779
2.50%, 03/01/43	251	252,642
2.50%, 04/01/43	903	910,411
2.50%, 06/01/43	772	778,533
2.50%, 07/01/43	2,950	2,973,818
2.50%, 08/01/43	330	332,595
2.50%, 04/01/45	298	300,815
3.00%, 01/01/21	20	20,550
3.00%, 08/01/21	7	7,530
3.00%, 09/01/21	348	364,559
3.00%, 10/01/22	62	65,080
3.00%, 04/01/27	2,693	2,832,595
3.00%, 05/01/27	16,278	17,097,188
3.00%, 06/01/27	4,392	4,612,647
3.00%, 07/01/27	387	405,260
3.00%, 08/01/27	1,430	1,505,019
3.00%, 09/01/27	7,970	8,385,470
3.00%, 11/01/27	2,116	2,229,454
3.00%, 12/01/27	1,605	1,690,029
3.00%, 01/01/28	784	824,607
3.00%, 11/01/28	334	351,987
3.00%, 04/01/29	16	16,915
3.00%, 05/01/29	19,734	20,695,871
3.00%, 10/01/29	27	28,208

Security	Principal (000s)	Value
3.00%, 11/01/29	$4,247	$4,456,354
3.00%, 03/01/30	1,547	1,621,839
3.00%, 05/01/30	9,773	10,246,095
3.00%, 06/01/30	5,075	5,324,843
3.00%, 08/01/30	698	731,312
3.00%, 09/01/30	9,463	9,920,705
3.00%, 10/01/30	2,060	2,159,917
3.00%, 02/01/31	16,140	16,922,003
3.00%, 03/01/31	9,997	10,481,002
3.00%, 05/01/31	26,691	27,985,302
3.00%, 06/01/31	18,913	19,831,529
3.00%, 07/01/31	1,686	1,767,617
3.00%, 09/01/31[a]	54,892	57,533,677
3.00%, 05/01/33	8,816	9,269,871
3.00%, 02/01/45	5,210	5,456,072
3.00%, 03/01/45	445	462,557
3.00%, 04/01/45	109,752	113,984,130
3.00%, 05/01/45	3,208	3,331,381
3.00%, 09/01/46[a]	320,507	332,526,012
3.50%, 11/01/25	6,202	6,566,678
3.50%, 03/01/26	3,807	4,029,742
3.50%, 06/01/26	1,655	1,752,270
3.50%, 08/01/26	1,882	1,992,064
3.50%, 09/01/31[a]	47,825	50,574,938
3.50%, 05/01/35	21,918	23,385,260
3.50%, 10/01/42	3,842	4,058,679
3.50%, 11/01/42	3,358	3,548,816
3.50%, 06/01/43	4,480	4,781,504
3.50%, 08/01/45	2,800	2,970,519
3.50%, 10/01/45	3,478	3,677,743
3.50%, 01/01/46	51,983	54,750,933
3.50%, 02/01/46	7,850	8,268,067
3.50%, 03/01/46	137,824	145,203,443
3.50%, 04/01/46	157,625	166,075,058
3.50%, 05/01/46	34,539	36,579,644
3.50%, 06/01/46	40,323	42,554,583
3.50%, 07/01/46	22,433	23,674,579
3.50%, 08/01/46	58,204	61,427,207
3.50%, 09/01/46	10,470	11,034,838
3.50%, 09/01/46[a]	53,067	55,877,893
4.00%, 05/01/25	3,591	3,780,436
4.00%, 10/01/25	2,790	2,969,352
4.00%, 02/01/26	2,698	2,869,960

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2016

Security	Principal (000s)	Value
4.00%, 09/01/31[a]	$20,643	$21,323,574
4.00%, 09/01/41	10,911	11,834,548
4.00%, 02/01/42	18,788	20,326,733
4.00%, 07/01/44	12,622	13,661,869
4.00%, 01/01/45	4,470	4,788,949
4.00%, 07/01/45	72,095	77,136,622
4.00%, 08/01/45	20,165	21,568,800
4.00%, 09/01/45	13,980	14,951,372
4.00%, 10/01/45	107,820	115,338,433
4.00%, 12/01/45	10,064	10,784,410
4.00%, 03/01/46	24,139	25,841,062
4.00%, 04/01/46	16,155	17,289,233
4.00%, 05/01/46	20,076	21,524,660
4.00%, 09/01/46[a]	38,056	40,725,866
4.50%, 04/01/22	1,473	1,541,387
4.50%, 05/01/23	1,987	2,069,029
4.50%, 07/01/24	1,553	1,669,282
4.50%, 08/01/24	486	521,958
4.50%, 09/01/24	819	876,714
4.50%, 10/01/24	1,209	1,297,782
4.50%, 08/01/30	3,516	3,847,137
4.50%, 09/01/31[a]	931	952,966
4.50%, 03/01/39	8,484	9,410,061
4.50%, 05/01/39	9,589	10,638,786
4.50%, 10/01/39	11,115	12,197,610
4.50%, 09/01/40	9,195	10,069,985
4.50%, 02/01/41	8,799	9,659,651
4.50%, 05/01/41	10,630	11,921,057
4.50%, 05/01/42	9,294	10,185,699
4.50%, 01/01/45	8,990	9,944,027
4.50%, 11/01/45	165	180,965
4.50%, 01/01/46	264	289,228
4.50%, 03/01/46	1,934	2,121,307
4.50%, 04/01/46	2,307	2,529,501
4.50%, 05/01/46	1,562	1,712,824
4.50%, 06/01/46	1,611	1,767,078
4.50%, 07/01/46	2,318	2,550,331
4.50%, 08/01/46	1,509	1,656,999
4.50%, 09/01/46[a]	81,727	89,363,367
5.00%, 11/01/18	540	555,565
5.00%, 08/01/19	644	661,440
5.00%, 12/01/24	2,160	2,259,470
5.00%, 08/01/25	2,045	2,253,527
5.00%, 09/01/31[a]	161	165,201

Security	Principal (000s)	Value
5.00%, 06/01/33	$865	$964,651
5.00%, 12/01/33	2,862	3,197,054
5.00%, 07/01/35	10,143	11,306,034
5.00%, 01/01/36	1,542	1,713,931
5.00%, 11/01/36	2,158	2,401,854
5.00%, 01/01/37	1,825	2,030,872
5.00%, 02/01/37	1,708	1,901,712
5.00%, 02/01/38	2,342	2,607,192
5.00%, 03/01/38	7,093	7,837,048
5.00%, 12/01/38	1,474	1,626,883
5.00%, 08/01/39	11,307	12,651,983
5.00%, 01/01/40	841	927,851
5.00%, 04/01/40	955	1,056,425
5.00%, 07/01/40	500	552,563
5.00%, 08/01/40	7,236	7,989,634
5.00%, 09/01/40	4,573	5,059,079
5.00%, 08/01/41	6,814	7,621,005
5.00%, 09/01/46[a]	11,231	12,398,511
5.50%, 07/01/31	1	340
5.50%, 04/01/32	58	65,481
5.50%, 09/01/32	182	205,061
5.50%, 10/01/32	33	37,593
5.50%, 12/01/32	15	16,739
5.50%, 04/01/33	1	984
5.50%, 05/01/33	24	27,678
5.50%, 06/01/33	31	35,140
5.50%, 07/01/33	71	80,669
5.50%, 09/01/33	6	6,480
5.50%, 10/01/33	373	422,790
5.50%, 01/01/34	2	1,691
5.50%, 02/01/34	2,888	3,274,673
5.50%, 03/01/34	742	841,880
5.50%, 10/01/34	404	458,063
5.50%, 11/01/34	4	4,718
5.50%, 12/01/34	485	551,013
5.50%, 01/01/35	5,271	5,982,984
5.50%, 02/01/35	1,377	1,563,084
5.50%, 04/01/35	281	313,848
5.50%, 05/01/35	2,529	2,861,498
5.50%, 06/01/35	6,610	7,496,409
5.50%, 07/01/35	32	35,762
5.50%, 08/01/35	109	122,141
5.50%, 10/01/35	249	282,032
5.50%, 12/01/35	1,366	1,547,926

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2016

Security	Principal (000s)	Value
5.50%, 02/01/36	$2	$1,872
5.50%, 03/01/36	82	93,471
5.50%, 05/01/36	1,636	1,849,605
5.50%, 07/01/36	2,918	3,293,166
5.50%, 08/01/36	365	413,183
5.50%, 04/01/38	3,210	3,618,899
5.50%, 05/01/38	1,128	1,270,442
5.50%, 12/01/38	16	18,129
5.50%, 01/01/39	5,573	6,326,698
5.50%, 09/01/39	3,025	3,397,807
5.50%, 11/01/39	5,215	5,916,206
5.50%, 09/01/46[a]	163	182,458
6.00%, 09/01/36	1,206	1,381,675
6.00%, 10/01/36	1,390	1,608,136
6.00%, 02/01/37	1,220	1,388,172
6.00%, 09/01/38	4,275	4,916,075
6.00%, 09/01/46[a]	9,372	10,681,573
FRN, (1 year CMT + 2.250%)
2.56%, 12/01/33	166	177,185
FRN, (12 mo. LIBOR US + 1.495%)
1.79%, 06/01/43	1,260	1,285,401
FRN, (12 mo. LIBOR US + 1.600%)
2.52%, 08/01/43	360	371,977
FRN, (12 mo. LIBOR US + 1.650%)
2.46%, 05/01/43	988	1,017,855
FRN, (12 mo. LIBOR US + 1.751%)
2.94%, 12/01/38	3,368	3,575,039
FRN, (12 mo. LIBOR US + 1.775%)
2.65%, 11/01/40	1,368	1,435,158
FRN, (12 mo. LIBOR US + 1.804%)
2.94%, 08/01/41	448	467,514
FRN, (12 mo. LIBOR US + 1.807%)
2.95%, 05/01/42	1,938	2,006,347
FRN, (12 mo. LIBOR US + 1.856%)
3.44%, 11/01/41	5,097	5,330,449

Security	Principal (000s)	Value
FRN, (12 mo. LIBOR US + 1.880%)
2.92%, 09/01/41	$2,782	$2,938,840
FRN, (12 mo. LIBOR US + 1.890%)
3.33%, 07/01/41	280	293,746
FRN, (12 mo. LIBOR US + 1.900%)
2.55%, 01/01/42	2,908	3,050,885
2.78%, 11/01/40	1,391	1,458,491
FRN, (12 mo. LIBOR US + 1.910%)
3.23%, 11/01/40	1,969	2,074,108
Federal National Mortgage Association
1.00%, 07/01/46	9,118	9,799,635
2.50%, 05/01/27	12,305	12,755,875
2.50%, 10/01/27	12,529	12,988,869
2.50%, 01/01/30	6,821	7,078,622
2.50%, 02/01/30	1,818	1,882,418
2.50%, 04/01/30	2,812	2,909,268
2.50%, 05/01/30	33,301	34,483,820
2.50%, 06/01/30	124,186	128,454,724
2.50%, 07/01/30	38,670	39,990,612
2.50%, 08/01/30	9,426	9,748,092
2.50%, 09/01/30	6,027	6,232,555
2.50%, 10/01/30	2,896	2,994,291
2.50%, 09/01/31[a]	32,475	33,555,809
2.50%, 01/01/43	2,727	2,765,295
2.50%, 02/01/43	2,729	2,767,547
2.50%, 03/01/43	2,662	2,699,698
2.50%, 06/01/43	6,562	6,643,445
2.50%, 08/01/43	912	923,321
2.50%, 04/01/45	110	111,265
2.50%, 05/01/45	967	976,495
2.50%, 09/01/46[a]	525	529,840
3.00%, 12/01/20	440	460,854
3.00%, 03/01/21	13	13,913
3.00%, 04/01/21	11	12,040
3.00%, 05/01/21	14	14,706
3.00%, 08/01/21	504	527,468
3.00%, 09/01/21	49	50,862
3.00%, 10/01/21	184	193,037
3.00%, 02/01/22	46	47,857

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2016

Security	Principal (000s)	Value
3.00%, 03/01/22	$12	$13,056
3.00%, 07/01/22	571	598,389
3.00%, 09/01/22	21	22,155
3.00%, 12/01/22	79	82,826
3.00%, 09/01/26	124	130,145
3.00%, 01/01/27	10,576	11,089,561
3.00%, 03/01/27	381	400,108
3.00%, 11/01/27	19,932	20,967,106
3.00%, 12/01/28	57	59,422
3.00%, 05/01/29	760	795,954
3.00%, 08/01/29	607	636,153
3.00%, 09/01/29	1,676	1,757,957
3.00%, 10/01/29	12,276	12,897,500
3.00%, 11/01/29	28,519	29,875,729
3.00%, 12/01/29	1,984	2,078,097
3.00%, 01/01/30	5,323	5,576,491
3.00%, 02/01/30	7,789	8,159,145
3.00%, 03/01/30	56,370	59,051,758
3.00%, 04/01/30	26,878	28,167,248
3.00%, 05/01/30	17,541	18,387,549
3.00%, 06/01/30	4,469	4,681,277
3.00%, 07/01/30	18,072	18,931,797
3.00%, 08/01/30	745	780,858
3.00%, 09/01/30	12,193	12,772,375
3.00%, 10/01/30	1,507	1,579,130
3.00%, 03/01/31	18,306	19,177,242
3.00%, 05/01/31	13,030	13,654,186
3.00%, 07/01/31	3,143	3,295,048
3.00%, 09/01/31	7,023	7,362,644
3.00%, 09/01/31[a]	27,459	28,750,431
3.00%, 05/01/33	2,450	2,573,037
3.00%, 03/01/43	376	390,655
3.00%, 04/01/43	4,311	4,503,533
3.00%, 05/01/43	4,206	4,388,876
3.00%, 06/01/43	5,800	6,032,141
3.00%, 07/01/43	784	814,676
3.00%, 08/01/43	1,940	2,017,257
3.00%, 02/01/44	33,429	34,904,110
3.00%, 03/01/45	381	395,154
3.00%, 04/01/45	468	486,473
3.00%, 05/01/45	45	46,970
3.00%, 09/01/46[a]	638,382	661,740,674
3.50%, 01/01/27	1,405	1,488,693
3.50%, 04/01/27	5,071	5,380,432

Security	Principal (000s)	Value
3.50%, 11/01/28	$475	$501,265
3.50%, 01/01/29	965	1,024,936
3.50%, 12/01/29	3,544	3,741,487
3.50%, 11/01/30	2,475	2,619,985
3.50%, 03/01/31	3,787	4,024,622
3.50%, 09/01/31[a]	84,313	89,042,432
3.50%, 01/01/32	4,535	4,829,259
3.50%, 06/01/32	2,313	2,463,677
3.50%, 06/01/35	27,898	29,726,381
3.50%, 05/01/42	3,220	3,432,138
3.50%, 12/01/42	4,961	5,271,885
3.50%, 06/01/43	18,721	19,799,385
3.50%, 09/01/45	308,250	325,824,258
3.50%, 11/01/45	16,950	17,893,580
3.50%, 12/01/45	6,974	7,349,201
3.50%, 01/01/46	34,278	36,122,732
3.50%, 02/01/46	20,158	21,243,252
3.50%, 03/01/46	111,317	117,309,297
3.50%, 04/01/46	282,834	298,098,328
3.50%, 05/01/46	26,290	27,753,624
3.50%, 06/01/46	39,302	41,516,366
3.50%, 07/01/46	12,152	12,911,054
3.50%, 08/01/46	45,360	47,836,766
3.50%, 09/01/46[a]	20,075	21,154,031
4.00%, 03/01/24	2,427	2,579,478
4.00%, 10/01/25	6,078	6,470,597
4.00%, 11/01/25	2,810	2,987,499
4.00%, 03/01/26	1,682	1,774,452
4.00%, 06/01/26	11,301	12,023,487
4.00%, 09/01/26	4,046	4,327,041
4.00%, 12/01/30	3,030	3,273,761
4.00%, 01/01/31	1,866	2,015,268
4.00%, 02/01/31	1,518	1,639,694
4.00%, 09/01/31[a]	14,875	15,388,652
4.00%, 10/01/31	4,407	4,761,346
4.00%, 02/01/32	10,447	11,289,917
4.00%, 03/01/42	22,830	24,693,681
4.00%, 10/01/44	15,882	17,028,116
4.00%, 07/01/45	57,336	61,422,355
4.00%, 08/01/45	91,313	97,831,298
4.00%, 09/01/45	287,432	307,922,748
4.00%, 02/01/46	1,591	1,706,991
4.00%, 03/01/46	76,556	82,090,218
4.00%, 04/01/46	5,630	6,041,802

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2016

Security	Principal (000s)	Value
4.00%, 05/01/46	$27,839	$29,869,842
4.00%, 08/01/46	2,414	2,597,581
4.00%, 09/01/46	1,163	1,245,812
4.00%, 09/01/46[a]	48,262	51,700,667
4.50%, 09/01/18	626	641,077
4.50%, 04/01/19	542	555,743
4.50%, 11/01/22	1,328	1,380,204
4.50%, 06/01/23	489	505,992
4.50%, 03/01/24	375	385,315
4.50%, 10/01/24	2,362	2,530,379
4.50%, 02/01/25	2,608	2,784,711
4.50%, 04/01/25	3,616	3,892,193
4.50%, 06/01/25	2,805	2,985,953
4.50%, 08/01/31	6,329	6,967,479
4.50%, 09/01/31[a]	4,425	4,528,711
4.50%, 05/01/39	3,342	3,676,263
4.50%, 09/01/40	6,771	7,422,277
4.50%, 12/01/40	5,348	5,850,740
4.50%, 01/01/41	11,086	12,164,953
4.50%, 04/01/41	11,940	13,224,277
4.50%, 05/01/41	23,426	25,709,308
4.50%, 06/01/41	6,898	7,628,817
4.50%, 08/01/41	11,360	12,459,136
4.50%, 09/01/41	25,045	27,647,596
4.50%, 01/01/42	8,453	9,263,724
4.50%, 06/01/44	4,054	4,439,443
4.50%, 11/01/45	728	797,780
4.50%, 12/01/45	688	753,664
4.50%, 01/01/46	927	1,014,844
4.50%, 02/01/46	528	578,467
4.50%, 03/01/46	6,848	7,504,169
4.50%, 04/01/46	17,045	18,678,045
4.50%, 05/01/46	199	217,499
4.50%, 06/01/46	3,128	3,424,277
4.50%, 07/01/46	492	540,294
4.50%, 08/01/46	7,359	8,076,836
4.50%, 09/01/46[a]	112,200	122,529,031
5.00%, 08/01/20	734	753,408
5.00%, 07/01/23	3,304	3,540,628
5.00%, 12/01/23	1,394	1,494,672
5.00%, 05/01/25	525	542,792
5.00%, 09/01/31[a]	1,283	1,314,875
5.00%, 11/01/33	5,712	6,403,260
5.00%, 03/01/36	2,141	2,376,380

Security	Principal (000s)	Value
5.00%, 05/01/36	$1,830	$2,029,586
5.00%, 02/01/38	2,513	2,789,260
5.00%, 03/01/39	1,944	2,174,441
5.00%, 06/01/39	2,619	2,927,705
5.00%, 12/01/39	1,759	1,949,843
5.00%, 01/01/40	43	47,591
5.00%, 04/01/40	3,807	4,226,219
5.00%, 05/01/40	311	345,356
5.00%, 06/01/40	418	464,478
5.00%, 07/01/40	5,537	6,147,968
5.00%, 08/01/40	16,334	18,287,993
5.00%, 09/01/40	122	135,289
5.00%, 10/01/40	376	418,907
5.00%, 02/01/41	28	30,685
5.00%, 03/01/41	5,248	5,835,883
5.00%, 04/01/41	9,317	10,389,716
5.00%, 05/01/41	36,632	40,956,863
5.00%, 06/01/41	2,371	2,653,683
5.00%, 08/01/41	4,015	4,537,700
5.00%, 07/01/45	17,718	19,682,439
5.00%, 09/01/46[a]	118,839	131,707,468
5.50%, 12/01/19	1,274	1,317,818
5.50%, 05/01/33	2,181	2,477,247
5.50%, 11/01/33	4,404	5,000,545
5.50%, 09/01/34	3,191	3,628,864
5.50%, 04/01/36	5,737	6,498,599
5.50%, 05/01/36	1,190	1,348,991
5.50%, 09/01/36	8,473	9,620,519
5.50%, 08/01/37	7,508	8,517,717
5.50%, 03/01/38	2,833	3,193,386
5.50%, 07/01/38	2,134	2,405,538
5.50%, 11/01/38	2,293	2,609,189
5.50%, 07/01/40	5,962	6,806,093
5.50%, 09/01/40	15,540	17,733,069
5.50%, 09/01/46[a]	31,857	35,873,969
6.00%, 03/01/34	3,316	3,853,038
6.00%, 05/01/34	627	735,431
6.00%, 08/01/34	1,103	1,278,141
6.00%, 11/01/34	359	415,392
6.00%, 06/01/36	2,017	2,311,888
6.00%, 08/01/36	2,016	2,306,154
6.00%, 03/01/38	1,229	1,426,195
6.00%, 05/01/38	2,839	3,264,852
6.00%, 08/01/38	243	277,800

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2016

Security	Principal (000s)	Value
6.00%, 06/01/39	$9,462	$10,895,708
6.00%, 10/01/39	764	889,639
6.00%, 09/01/46[a]	2,896	3,317,272
6.50%, 08/01/36	84	97,635
6.50%, 09/01/36	628	724,313
6.50%, 10/01/36	93	107,714
6.50%, 12/01/36	101	116,695
6.50%, 07/01/37	167	191,906
6.50%, 08/01/37	4,906	5,683,300
6.50%, 10/01/37	291	334,901
6.50%, 11/01/37	46	55,663
6.50%, 12/01/37	219	252,344
6.50%, 06/01/38	49	55,925
6.50%, 10/01/39	4,699	5,403,266
6.50%, 05/01/40	3,292	3,892,531
7.00%, 04/01/37	1,656	1,954,431
FRN, (12 mo. LIBOR US + 1.530%)
1.90%, 04/01/43	2,359	2,417,489
FRN, (12 mo. LIBOR US + 1.535%)
2.05%, 06/01/43	6,553	6,673,484
FRN, (12 mo. LIBOR US + 1.695%)
2.47%, 08/01/42	8,733	8,979,684
FRN, (12 mo. LIBOR US + 1.760%)
2.98%, 08/01/41	652	684,623
FRN, (12 mo. LIBOR US + 1.784%)
2.77%, 12/01/38	1,244	1,312,085
FRN, (12 mo. LIBOR US + 1.805%)
2.43%, 02/01/42	5,816	6,154,821
FRN, (12 mo. LIBOR US + 1.819%)
3.30%, 09/01/41	341	353,698
FRN, (12 mo. LIBOR US + 1.824%)
2.93%, 10/01/41	2,940	3,096,471
Government National Mortgage Association
2.50%, 09/01/46[a]	9,375	9,558,105
3.00%, 07/15/27	10,187	10,694,239

Security	Principal (000s)	Value
3.00%, 09/15/42	$537	$564,535
3.00%, 10/15/42	1,685	1,774,528
3.00%, 04/15/43	74	78,279
3.00%, 09/20/43	3,876	4,071,322
3.00%, 11/20/43	137	143,584
3.00%, 12/20/43	41	42,916
3.00%, 01/20/44	11,840	12,439,346
3.00%, 02/20/44	3,118	3,275,891
3.00%, 03/20/44	3,890	4,086,857
3.00%, 04/20/44	72	75,566
3.00%, 06/20/44	691	726,048
3.00%, 07/20/44	2,819	2,959,175
3.00%, 08/20/44	87,455	91,878,184
3.00%, 10/15/44	3,524	3,693,352
3.00%, 05/15/45	3,505	3,680,658
3.00%, 08/20/45	135,758	142,415,682
3.00%, 09/01/46[a]	320,100	335,287,359
3.50%, 01/15/41	89	94,252
3.50%, 09/15/41	822	873,184
3.50%, 11/15/41	218	231,268
3.50%, 12/15/41	8,082	8,586,195
3.50%, 01/15/42	1,279	1,362,764
3.50%, 02/15/42	218	231,220
3.50%, 03/15/42	198	210,667
3.50%, 04/15/42	315	334,548
3.50%, 07/15/42	840	893,840
3.50%, 09/15/42	3,519	3,764,302
3.50%, 10/15/42	3,549	3,785,589
3.50%, 11/15/42	2,556	2,712,891
3.50%, 01/15/43	396	422,998
3.50%, 02/15/43	349	371,605
3.50%, 03/15/43	1,845	1,989,378
3.50%, 05/15/43	3,372	3,597,996
3.50%, 06/15/43	4,862	5,188,214
3.50%, 08/15/43	1,601	1,704,230
3.50%, 09/15/44	777	831,401
3.50%, 03/20/45	18,873	20,036,566
3.50%, 07/20/45	256,370	272,210,874
3.50%, 01/20/46	104,315	110,794,175
3.50%, 02/20/46	59,639	63,347,037
3.50%, 03/20/46	12,300	13,064,370
3.50%, 05/20/46	43,518	46,241,003
3.50%, 06/20/46	36,233	38,496,050
3.50%, 07/20/46	26,717	28,417,859

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2016

Security	Principal (000s)	Value
3.50%, 08/20/46	$32,495	$34,585,671
3.50%, 09/01/46[a]	306,422	325,152,469
4.00%, 01/15/41	118	126,459
4.00%, 02/15/41	9,678	10,402,918
4.00%, 03/15/41	1,557	1,684,573
4.00%, 04/15/41	6,787	7,359,799
4.00%, 05/15/41	1,310	1,423,897
4.00%, 07/15/41	3,848	4,124,741
4.00%, 09/15/41	351	376,847
4.00%, 12/15/41	2,523	2,743,659
4.00%, 01/15/42	1,612	1,753,127
4.00%, 02/15/42	6,719	7,261,690
4.00%, 03/15/42	10,344	11,272,057
4.00%, 04/15/42	7,906	8,498,276
4.00%, 05/15/42	1,738	1,862,809
4.00%, 08/15/42	2,457	2,678,844
4.00%, 10/15/42	749	815,326
4.00%, 03/15/44	512	549,089
4.00%, 08/15/44	90	96,012
4.00%, 08/20/44	10,625	11,357,824
4.00%, 10/20/44	25,151	26,879,828
4.00%, 09/20/45	34,842	37,239,318
4.00%, 10/20/45	54,757	58,534,486
4.00%, 01/20/46	14,780	15,801,606
4.00%, 03/20/46	40,960	43,837,894
4.00%, 05/20/46	42,825	45,923,415
4.00%, 06/20/46	30,562	32,775,690
4.00%, 09/01/46[a]	120,142	128,401,762
4.50%, 04/15/39	836	921,553
4.50%, 08/15/39	5,977	6,589,092
4.50%, 11/20/39	2,076	2,272,514
4.50%, 01/20/40	2,269	2,480,697
4.50%, 06/15/40	9,131	10,063,610
4.50%, 07/15/40	6,522	7,182,102
4.50%, 08/15/40	18,852	20,790,422
4.50%, 08/20/40	3,812	4,167,828
4.50%, 10/20/40	9,272	10,163,349
4.50%, 04/20/41	8,944	9,779,648
4.50%, 06/20/41	12,303	13,452,705
4.50%, 09/20/41	5,926	6,487,913
4.50%, 11/20/41	5,739	6,282,731
4.50%, 11/20/45	18,987	20,492,464
4.50%, 09/01/46[a]	114,179	123,760,713
5.00%, 05/20/33	630	707,138
5.00%, 07/20/35	2,693	3,024,885

Security	Principal or Shares (000s)	Value
5.00%, 12/15/36	$10,294	$11,626,158
5.00%, 01/15/39	4,203	4,701,113
5.00%, 07/15/39	11,085	12,400,134
5.00%, 10/20/39	3,830	4,278,736
5.00%, 05/15/40	2,218	2,480,824
5.00%, 07/20/40	13,637	15,147,137
5.00%, 08/20/40	3,923	4,357,279
5.00%, 11/20/41	10,026	11,264,814
5.00%, 07/20/42	1,957	2,129,173
5.00%, 07/20/46	75	81,372
5.00%, 09/01/46[a]	33,300	36,068,063
5.50%, 11/20/34	3,120	3,530,687
5.50%, 03/15/36	2,351	2,694,153
5.50%, 03/20/36	664	743,617
5.50%, 07/20/36	878	980,820
5.50%, 06/20/38	3,819	4,231,160
5.50%, 10/15/38	2,362	2,663,355
5.50%, 03/20/39	2,442	2,724,567
5.50%, 12/15/39	664	748,052
5.50%, 01/15/40	5,595	6,308,997
5.50%, 07/20/40	5,422	5,985,321
6.00%, 03/15/37	4,758	5,495,506
6.00%, 09/20/38	6,159	7,035,777
6.00%, 12/15/38	2,119	2,421,414
6.00%, 11/15/39	885	1,011,501
6.00%, 09/01/46[a]	7,000	7,983,281
6.50%, 10/20/38	2,496	2,903,803

		8,984,867,047

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $8,888,753,853)		8,984,867,047

SHORT-TERM INVESTMENTS — 34.28%

MONEY MARKET FUNDS — 34.28%
BlackRock Cash Funds: Prime, SL Agency Shares
0.42%[b,c]	3,086,274	3,086,274,042
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[b,c]	100	100,000

		3,086,374,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,086,374,042)		3,086,374,042

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 134.09%
(Cost: $11,975,127,895)[d]	$12,071,241,089
Other Assets, Less Liabilities — (34.09)%	(3,069,060,531)

NET ASSETS — 100.00%	$9,002,180,558

FRN  —  Floating Rate Note

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $11,976,181,114. Net unrealized appreciation was $95,059,975, of which $97,909,444 represented gross unrealized appreciation on securities and $2,849,469 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
U.S. government agency obligations	$—	$8,984,867,047	$—	$8,984,867,047
Money market funds	3,086,374,042	—	—	3,086,374,042

Total	$3,086,374,042	$8,984,867,047	$—	$12,071,241,089

See notes to financial statements.

SCHEDULES OF INVESTMENTS	105

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2016

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,026,514,133	$262,480,232	$609,811,173
Affiliated (Note 2)	32,278,527	4,510,144	1,540,931

Total cost of investments	$2,058,792,660	$266,990,376	$611,352,104

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,069,356,448	$271,671,679	$620,999,727
Affiliated (Note 2)	32,356,676	4,527,623	1,540,931

Total fair value of investments	2,101,713,124	276,199,302	622,540,658
Receivables:
Investment securities sold	27,723,303	4,947,073	32,036,489
Interest	11,348,119	1,744,071	3,104,203

Total Assets	2,140,784,546	282,890,446	657,681,350

LIABILITIES
Payables:
Investment securities purchased	30,611,971	4,472,032	33,465,977
Collateral for securities on loan (Note 1)	18,007,825	2,151,743	—
Due to custodian	1,026	—	—
Securities related to in-kind transactions (Note 4)	102,140	—	—
Investment advisory fees (Note 2)	353,350	46,862	106,877

Total Liabilities	49,076,312	6,670,637	33,572,854

NET ASSETS	$2,091,708,234	$276,219,809	$624,108,496

Net assets consist of:
Paid-in capital	$2,047,162,525	$265,641,396	$610,184,092
Undistributed net investment income	2,804,947	490,082	659,051
Undistributed net realized gain (accumulated net realized loss)	(1,179,702)	879,405	2,076,799
Net unrealized appreciation	42,920,464	9,208,926	11,188,554

NET ASSETS	$2,091,708,234	$276,219,809	$624,108,496

Shares outstanding[b]	18,550,000	2,350,000	5,400,000

Net asset value per share	$112.76	$117.54	$115.58

[a]	Securities on loan with values of $17,589,218, $2,100,360 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2016

iShares MBS ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,888,753,853
Affiliated (Note 2)	3,086,374,042

Total cost of investments	$11,975,127,895

Investments in securities, at fair value (Note 1):
Unaffiliated	$8,984,867,047
Affiliated (Note 2)	3,086,374,042

Total fair value of investments	12,071,241,089
Cash	360,000
Receivables:
Investment securities sold	657,412,416
Interest	23,058,250

Total Assets	12,752,071,755

LIABILITIES
Payables:
Investment securities purchased	3,745,684,700
Due to broker for TBA collateral (Note 1)	2,342,000
Investment advisory fees (Note 2)	1,864,497

Total Liabilities	3,749,891,197

NET ASSETS	$9,002,180,558

Net assets consist of:
Paid-in capital	$8,834,272,949
Undistributed net investment income	12,260,335
Undistributed net realized gain	59,534,080
Net unrealized appreciation	96,113,194

NET ASSETS	$9,002,180,558

Shares outstanding[a]	81,900,000

Net asset value per share	$109.92

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2016

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$12,418	$4,801	$10,072
Interest — unaffiliated	19,703,732	3,381,572	4,513,359
Interest — affiliated (Note 2)	45,001	4,157	—
Securities lending income — affiliated — net (Note 2)	331,054	65,643	44,738

Total investment income	20,092,205	3,456,173	4,568,169

EXPENSES
Investment advisory fees (Note 2)	2,069,509	311,019	625,987

Total expenses	2,069,509	311,019	625,987

Net investment income	18,022,696	3,145,154	3,942,182

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(84,748)	(3,587)	1,314,836
In-kind redemptions — unaffiliated	2,571,526	1,979,058	770,471

Net realized gain	2,486,778	1,975,471	2,085,307

Net change in unrealized appreciation/depreciation	23,990,093	7,708,974	2,749,568

Net realized and unrealized gain	26,476,871	9,684,445	4,834,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,499,567	$12,829,599	$8,777,057

See notes to financial statements.

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2016

iShares MBS ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$6,171,029
Interest — unaffiliated	71,274,635

Total investment income	77,445,664

EXPENSES
Investment advisory fees (Note 2)	10,378,331

Total expenses	10,378,331

Net investment income	67,067,333

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	59,578,295

Net realized gain	59,578,295

Net change in unrealized appreciation/depreciation	(1,489,043)

Net realized and unrealized gain	58,089,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$125,156,585

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/Credit Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,022,696	$32,370,053	$3,145,154	$4,552,505
Net realized gain (loss)	2,486,778	1,338,206	1,975,471	(529,064)
Net change in unrealized appreciation/depreciation	23,990,093	(5,057,264)	7,708,974	(2,520,364)

Net increase in net assets resulting from operations	44,499,567	28,650,995	12,829,599	1,503,077

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,845,970)	(31,970,405)	(3,065,817)	(4,459,549)

Total distributions to shareholders	(17,845,970)	(31,970,405)	(3,065,817)	(4,459,549)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	280,489,014	764,734,909	17,532,568	531,624,379
Cost of shares redeemed	(217,649,713)	(413,367,123)	(103,756,058)	(417,597,637)

Net increase (decrease) in net assets from capital share transactions	62,839,301	351,367,786	(86,223,490)	114,026,742

INCREASE (DECREASE) IN NET ASSETS	89,492,898	348,048,376	(76,459,708)	111,070,270

NET ASSETS
Beginning of period	2,002,215,336	1,654,166,960	352,679,517	241,609,247

End of period	$2,091,708,234	$2,002,215,336	$276,219,809	$352,679,517

Undistributed net investment income included in net assets at end of period	$2,804,947	$2,628,221	$490,082	$410,745

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	6,900,000	150,000	4,700,000
Shares redeemed	(1,950,000)	(3,750,000)	(900,000)	(3,700,000)

Net increase (decrease) in shares outstanding	550,000	3,150,000	(750,000)	1,000,000

See notes to financial statements.

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,942,182	$6,604,656	$67,067,333	$96,100,040
Net realized gain	2,085,307	3,156,687	59,578,295	55,443,128
Net change in unrealized appreciation/depreciation	2,749,568	1,355,059	(1,489,043)	20,139,576

Net increase in net assets resulting from operations	8,777,057	11,116,402	125,156,585	171,682,744

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,974,410)	(6,401,591)	(84,252,840)	(105,736,882)
From net realized gain	—	—	—	(93,884,520)

Total distributions to shareholders	(3,974,410)	(6,401,591)	(84,252,840)	(199,621,402)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	155,041,045	408,964,327	1,544,372,536	2,488,915,744
Cost of shares redeemed	(114,841,924)	(289,906,755)	(295,243,808)	(1,619,087,963)

Net increase in net assets from capital share transactions	40,199,121	119,057,572	1,249,128,728	869,827,781

INCREASE IN NET ASSETS	45,001,768	123,772,383	1,290,032,473	841,889,123

NET ASSETS
Beginning of period	579,106,728	455,334,345	7,712,148,085	6,870,258,962

End of period	$624,108,496	$579,106,728	$9,002,180,558	$7,712,148,085

Undistributed net investment income included in net assets at end of period	$659,051	$691,279	$12,260,335	$29,445,842

SHARES ISSUED AND REDEEMED
Shares sold	1,350,000	3,600,000	14,100,000	22,800,000
Shares redeemed	(1,000,000)	(2,550,000)	(2,700,000)	(14,800,000)

Net increase in shares outstanding	350,000	1,050,000	11,400,000	8,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	111

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$111.23	$111.39	$110.48	$112.27	$111.59	$107.81

Income from investment operations:
Net investment income[a]	0.98	1.94	1.91	1.95	2.30	2.86
Net realized and unrealized gain (loss)[b]	1.53	(0.18)	0.90	(1.81)	0.72	3.81

Total from investment operations	2.51	1.76	2.81	0.14	3.02	6.67

Less distributions from:
Net investment income	(0.98)	(1.92)	(1.90)	(1.93)	(2.34)	(2.89)

Total distributions	(0.98)	(1.92)	(1.90)	(1.93)	(2.34)	(2.89)

Net asset value, end of period	$112.76	$111.23	$111.39	$110.48	$112.27	$111.59

Total return	2.26%[c]	1.62%	2.56%	0.14%	2.73%	6.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,091,708	$2,002,215	$1,654,167	$1,270,531	$1,111,511	$725,326
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.74%	1.75%	1.72%	1.77%	2.05%	2.60%
Portfolio turnover rate[e]	9%	20%	22%	30%	15%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$113.77	$115.05	$111.80	$114.75	$113.91	$107.56

Income from investment operations:
Net investment income[a]	1.18	2.31	2.32	2.53	2.83	3.40
Net realized and unrealized gain (loss)[b]	3.72	(1.30)	3.28	(2.89)	0.87	6.38

Total from investment operations	4.90	1.01	5.60	(0.36)	3.70	9.78

Less distributions from:
Net investment income	(1.13)	(2.29)	(2.35)	(2.59)	(2.86)	(3.43)

Total distributions	(1.13)	(2.29)	(2.35)	(2.59)	(2.86)	(3.43)

Net asset value, end of period	$117.54	$113.77	$115.05	$111.80	$114.75	$113.91

Total return	4.33%[c]	0.93%	5.05%	(0.29)%	3.27%	9.24%

Ratios/Supplemental data:
Net assets, end of period (000s)	$276,220	$352,680	$241,609	$145,342	$189,338	$136,688
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.02%	2.04%	2.05%	2.26%	2.47%	3.06%
Portfolio turnover rate[e]	7%	15%	15%	34%	14%	27%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$114.67	$113.83	$111.90	$113.40	$112.80	$109.49

Income from investment operations:
Net investment income[a]	0.73	1.51	1.50	1.36	1.32	1.79
Net realized and unrealized gain (loss)[b]	0.93	0.79	1.94	(1.52)	0.64	3.35

Total from investment operations	1.66	2.30	3.44	(0.16)	1.96	5.14

Less distributions from:
Net investment income	(0.75)	(1.46)	(1.51)	(1.34)	(1.36)	(1.83)

Total distributions	(0.75)	(1.46)	(1.51)	(1.34)	(1.36)	(1.83)

Net asset value, end of period	$115.58	$114.67	$113.83	$111.90	$113.40	$112.80

Total return	1.44%[c]	2.05%	3.08%	(0.12)%	1.75%	4.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$624,108	$579,107	$455,334	$380,476	$425,242	$360,969
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.26%	1.33%	1.33%	1.22%	1.16%	1.61%
Portfolio turnover rate[e]	42%	96%	68%	106%	75%	74%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$109.39	$109.92	$106.71	$108.05	$108.12	$105.31

Income from investment operations:
Net investment income[a]	0.88	1.45	1.42	1.46	1.46	2.41
Net realized and unrealized gain (loss)[b]	0.77	0.98	3.61	(1.41)	0.48	3.95

Total from investment operations	1.65	2.43	5.03	0.05	1.94	6.36

Less distributions from:
Net investment income	(1.12)	(1.57)	(0.85)	(1.39)	(1.63)	(3.55)
Net realized gain	—	(1.39)	(0.97)	—	(0.38)	—

Total distributions	(1.12)	(2.96)	(1.82)	(1.39)	(2.01)	(3.55)

Net asset value, end of period	$109.92	$109.39	$109.92	$106.71	$108.05	$108.12

Total return	1.52%[c]	2.27%	4.75%	0.06%	1.80%	6.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,002,181	$7,712,148	$6,870,259	$5,570,279	$6,310,006	$4,595,255
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.59%	1.32%	1.31%	1.38%	1.35%	2.24%
Portfolio turnover rate[e,f]	357%	920%	936%	560%	581%	552%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Notes to Financial Statements  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

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Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the

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Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

Funds with regard to the reinvestment of cash collateral received for securities on loan. The Funds may be exposed to additional risk from reinvesting the cash collateral in money market funds that do not maintain a fixed NAV per share of $1.00.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Government/Credit Bond
Barclays Capital Inc.	$4,117,744	$4,117,744	$—
BNP Paribas Prime Brokerage Inc.	41,660	41,660	—
Citigroup Global Markets Inc.	3,958,141	3,958,141	—
Deutsche Bank Securities Inc.	413,479	413,479	—
Goldman Sachs & Co.	2,009,369	2,009,369	—
Jefferies LLC	381,745	381,745	—
JPMorgan Clearing Corp.	2,811,574	2,811,574	—
JPMorgan Securities LLC	519,149	519,149	—
Merrill Lynch, Pierce, Fenner & Smith	170,571	170,571	—
Morgan Stanley & Co. LLC	553,796	553,796	—
RBC Capital Markets LLC	1,075,422	1,075,422	—
Scotia Capital (USA) Inc.	594,083	594,083	—
SG Americas Securities LLC	525,587	525,587	—
Wells Fargo Securities LLC	416,898	416,898	—

	$17,589,218	$17,589,218	$—

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Government/Credit Bond
Barclays Capital Inc.	$310,544	$310,544	$—
BNP Paribas Prime Brokerage Inc.	35,411	35,411	—
Citigroup Global Markets Inc.	361,119	361,119	—
Goldman Sachs & Co.	415,544	415,544	—
JPMorgan Clearing Corp.	587,746	587,746	—
JPMorgan Securities LLC	132,777	132,777	—
Merrill Lynch, Pierce, Fenner & Smith	24,107	24,107	—
Morgan Stanley & Co. LLC	57,659	57,659	—
RBC Capital Markets LLC	46,704	46,704	—
Scotia Capital (USA) Inc.	97,434	97,434	—
Wells Fargo Securities LLC	31,315	31,315	—

	$2,100,360	$2,100,360	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$141,044
Government/Credit Bond	27,963
Agency Bond	18,983

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Intermediate Government/Credit Bond	$4,636,325	$—
Government/Credit Bond	252,856	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	121

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$143,636,847	$113,397,970	$129,923,201	$61,554,393
Government/Credit Bond	15,921,887	14,332,601	17,979,689	7,786,504
Agency Bond	399,371,151	255,635,710	3,825,000	263,488
MBS	30,566,773,578	29,310,570,068	—	—

In-kind transactions (see Note 4) for the six months ended August 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$179,281,287	$214,748,680
Government/Credit Bond	5,347,431	101,274,014
Agency Bond	6,378,880	103,372,048

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be directly and/or indirectly subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

NOTES TO FINANCIAL STATEMENTS	123

Notes to Financial Statements  (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring[a]	Expiring 2017	Expiring 2018	Total
Intermediate Government/Credit Bond	$1,502,276	$163,724	$18,519	$1,684,519
Government/Credit Bond	688,953	—	63,109	752,062

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements

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I. iShares Intermediate Government/Credit Bond ETF and iShares Government/Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares Government/Credit Bond ETF were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its respective Peer Group, excluding iShares funds, and the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for iShares Intermediate Government/Credit Bond ETF were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for

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the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that each Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds, on a Fund-by-Fund basis and in the aggregate, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same respective indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

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disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Agency Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the fund in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s Peer Group contained only one comparison fund identified by Broadridge, excluding iShares funds.

In addition, to the Board noted that the one comparison fund identified by Broadridge did not track the same index as the Fund.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

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affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund.

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The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares MBS ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the

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statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board further noted that the Fund’s Peer Group contained only three comparison funds identified by Broadridge, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last

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iSHARES® TRUST

calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	133

Board Review and Approval of Investment Advisory

Contract (continued)

iSHARES® TRUST

securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$0.966900	$—	$0.010750	$0.977650	99%	—%	1%	100%
Government/Credit Bond	1.129265	—	—	1.129265	100	—	—	100
MBS	1.120410	—	—	1.120410	100	—	—	100

SUPPLEMENTAL INFORMATION	135

Notes:

136	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	137

Notes:

138	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Bloomberg Finance L.P. or Barclays Capital Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-205-0816

AUGUST 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Fund Performance Overview

iSHARES® iBOXX® $ HIGH YIELD CORPORATE BOND ETF

Performance as of August 31, 2016

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 12.66%, net of fees, while the total return for the Index was 13.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.77%	6.42%	8.13%	6.77%	6.42%	8.13%
5 Years	6.24%	5.90%	6.67%	35.31%	33.16%	38.09%
Since Inception	5.57%	5.51%	6.07%	66.59%	65.67%	74.05%

The inception date of the Fund was 4/4/07. The first day of secondary market trading was 4/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,126.60	$2.68	$1,000.00	$1,022.70	$2.55	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/16

Sector	Percentage of Total Investments[1]

Communications	25.31%
Consumer Non-Cyclical	17.14
Energy	13.02
Consumer Cyclical	12.27
Financial	9.03
Industrial	6.83
Basic Materials	6.51
Technology	5.51
Utilities	3.70
Diversified	0.68

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Baa	0.43%
Ba	45.02
B	38.84
Caa	14.42
Ca	0.32
Not Rated	0.97

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBOXX® $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of August 31, 2016

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 9.45%, net of fees, while the total return for the Index was 9.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.10%	11.34%	11.61%	11.10%	11.34%	11.61%
5 Years	5.74%	5.75%	5.95%	32.22%	32.22%	33.53%
10 Years	6.19%	6.15%	6.58%	82.36%	81.70%	89.05%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,094.50	$0.79	$1,000.00	$1,024.40	$0.77	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/16

Sector	Percentage of Total Investments[1]

Financial	32.40%
Consumer Non-Cyclical	18.84
Communications	13.71
Energy	10.20
Technology	8.96
Consumer Cyclical	6.98
Industrial	4.51
Basic Materials	2.60
Utilities	1.77
Diversified	0.03

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating[2]	Percentage of Total Investments[1]

Aaa	2.97%
Aa	10.52
A	40.54
Baa	42.17
Ba	3.39
Not Rated	0.41

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2016 and held through August 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.74%

ADVERTISING — 0.42%
inVentiv Health Inc.
9.00%, 01/15/18 (Call 10/03/16)[a]	$8,225	$8,485,459
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[b]	8,337	8,837,220
5.38%, 01/15/24 (Call 01/15/19)[b]	8,173	8,699,704
5.88%, 02/01/22 (Call 02/01/17)	8,396	8,758,077
Series WI
5.75%, 02/01/26 (Call 02/01/21)	7,663	8,285,619
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)[b]	8,715	9,112,622
5.63%, 02/15/24 (Call 02/15/19)	7,828	8,278,110
5.88%, 03/15/25 (Call 09/15/19)[b]	8,030	8,585,409

		69,042,220
AEROSPACE & DEFENSE — 0.72%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	20,869	21,902,016
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	6,660	7,326,000
TransDigm Inc.
5.50%, 10/15/20 (Call 10/03/16)[b]	9,200	9,458,750
6.00%, 07/15/22 (Call 07/15/17)[b]	21,076	21,921,434
6.38%, 06/15/26 (Call 06/15/21)[a]	17,819	18,216,216
6.50%, 07/15/24 (Call 07/15/19)[b]	21,647	22,458,762
6.50%, 05/15/25 (Call 05/15/20)[b]	8,220	8,478,160
7.50%, 07/15/21 (Call 10/03/16)[b]	8,568	9,092,790

		118,854,128

Security	Principal (000s)	Value
AIRLINES — 0.33%
Air Canada
6.75%, 10/01/19 (Call 10/03/16)[a,b]	$5,786	$5,996,948
7.75%, 04/15/21[a,b]	7,027	7,413,485
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	10,036	10,070,499
5.50%, 10/01/19[a]	13,618	14,060,585
6.13%, 06/01/18[b]	8,360	8,736,200
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	7,773	8,142,217

		54,419,934
APPAREL — 0.31%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a]	16,377	17,032,080
4.88%, 05/15/26 (Call 02/15/26)[a]	15,981	16,703,808
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[b]	8,386	8,710,958
6.88%, 05/01/22 (Call 05/01/17)[b]	8,321	8,847,303

		51,294,149
AUTO MANUFACTURERS — 0.69%
Fiat Chrysler Automobile NV
4.50%, 04/15/20[b]	27,571	28,200,416
Fiat Chrysler Automobiles NV
5.25%, 04/15/23[b]	26,940	27,815,550
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	9,200	9,476,000
4.13%, 12/15/18[a,b]	12,322	12,704,496
4.25%, 11/15/19[a,b]	8,640	8,977,885
5.63%, 02/01/23 (Call 02/01/18)[a,b]	8,800	9,336,250
Navistar International Corp.
8.25%, 11/01/21 (Call 10/03/16)[b]	20,837	17,121,763

		113,632,360

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 1.25%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 10/03/16)[b]	$6,239	$6,531,020
6.63%, 10/15/22 (Call 10/15/17)[b]	9,525	10,161,984
Dana Inc.
5.38%, 09/15/21 (Call 10/03/16)[b]	7,600	7,883,944
5.50%, 12/15/24 (Call 12/15/19)[b]	7,550	7,738,750
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 (Call 05/31/21)[b]	15,445	16,168,907
5.13%, 11/15/23 (Call 11/15/18)[b]	17,675	18,448,281
7.00%, 05/15/22 (Call 05/15/17)	8,196	8,734,238
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[b]	8,517	8,884,360
5.25%, 01/15/25 (Call 01/15/20)[b]	10,852	11,744,932
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,850	13,203,375
4.75%, 05/15/21 (Call 10/03/16)[a]	14,870	15,370,173
4.75%, 05/15/23 (Call 05/15/18)[a,b]	12,100	12,571,396
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	18,799	19,962,188
4.50%, 04/29/22[a]	17,344	18,341,280
4.75%, 04/29/25[a]	28,178	29,777,688

		205,522,516
BANKS — 2.16%
BPCE SA
VRN, (3 mo. LIBOR US + 12.980%)
12.50%, 08/29/49 (Call 09/30/19)[a,b]	7,560	9,511,425

Security	Principal (000s)	Value
CIT Group Inc.
3.88%, 02/19/19	$17,325	$17,696,152
4.25%, 08/15/17	20,494	20,878,263
5.00%, 08/15/22	22,234	23,540,247
5.00%, 08/01/23[b]	13,755	14,580,300
5.25%, 03/15/18[b]	26,794	27,904,834
5.38%, 05/15/20[b]	13,087	14,068,525
5.50%, 02/15/19[a,b]	31,306	33,145,227
6.63%, 04/01/18[a,b]	12,201	13,000,166
Credit Agricole SA
VRN, (3 mo. LIBOR US + 6.982%)
8.38%, 10/29/49 (Call 10/13/19)[a]	14,730	16,662,380
Fifth Third Bancorp.
VRN, (3 mo. LIBOR US + 3.033%)
5.10%, 12/29/49 (Call 06/30/23)[b]	10,360	10,295,250
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[b]	39,931	40,435,516
6.00%, 12/19/23[b]	37,852	40,063,689
6.10%, 06/10/23	18,987	20,143,316
6.13%, 12/15/22[b]	41,156	43,992,039
Royal Bank of Scotland NV (The)
4.65%, 06/04/18[b]	9,150	9,371,613

		355,288,942
BEVERAGES — 0.50%
Constellation Brands Inc.
3.75%, 05/01/21[b]	8,420	8,884,719
3.88%, 11/15/19[b]	5,186	5,461,043
4.25%, 05/01/23[b]	19,117	20,359,605
4.75%, 11/15/24[b]	7,981	8,682,455
4.75%, 12/01/25[b]	6,859	7,450,589
6.00%, 05/01/22	9,876	11,424,804
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[b]	9,045	9,355,922
6.75%, 01/01/20 (Call 01/01/17)[b]	10,530	11,019,995

		82,639,132

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.13%
Concordia International Corp.
7.00%, 04/15/23 (Call 04/15/18)[a,b]	$13,601	$10,608,780
9.50%, 10/21/22 (Call 12/15/18)[a,b]	13,870	11,477,425

		22,086,205
BUILDING MATERIALS — 0.87%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	8,440	8,619,350
10.75%, 08/15/23 (Call 08/15/18)[a]	7,520	8,564,481
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)[b]	7,115	7,426,281
4.38%, 04/01/26 (Call 01/01/26)[b]	8,850	9,460,018
4.45%, 04/01/25 (Call 01/01/25)[b]	8,550	9,145,850
5.95%, 03/15/22[b]	6,377	7,373,406
7.13%, 03/15/20[b]	8,615	9,970,068
Standard Industries Inc./NJ
5.13%, 02/15/21 (Call 02/15/18)[a,b]	8,123	8,566,380
5.38%, 11/15/24 (Call 11/15/19)[a,b]	19,196	20,377,754
5.50%, 02/15/23 (Call 02/15/19)[a,b]	8,535	9,048,070
6.00%, 10/15/25 (Call 10/15/20)[a,b]	20,295	22,255,582
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)[b]	12,607	12,821,319
USG Corp.
9.50%, 01/15/18	8,814	9,629,295

		143,257,854
CHEMICALS — 1.74%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[b]	10,400	10,687,300
4.75%, 08/15/22 (Call 05/15/22)[b]	20,173	21,068,177

Security	Principal (000s)	Value
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[b]	$7,130	$7,447,879
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	13,536	15,995,908
10.00%, 10/15/25 (Call 10/15/20)[a,b]	8,779	10,415,461
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[b]	25,843	24,809,280
7.00%, 05/15/25 (Call 05/15/20)	13,220	12,691,200
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)	11,327	11,822,556
Hexion Inc.
6.63%, 04/15/20 (Call 10/03/16)[b]	27,992	24,353,040
8.88%, 02/01/18 (Call 10/03/16)	15,602	14,556,820
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 10/03/16)	10,427	7,450,960
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[b]	11,095	11,538,800
5.13%, 11/15/22 (Call 08/15/22)[b]	7,910	8,153,369
INEOS Group Holdings SA
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,100	10,045,081
5.88%, 02/15/19 (Call 10/03/16)[a,b]	10,425	10,688,521
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	8,955	9,204,061
5.25%, 08/01/23 (Call 08/01/18)[a,b]	8,559	8,844,300
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	20,175	19,014,937

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
10.38%, 05/01/21 (Call 05/01/18)[a]	$8,679	$9,134,648
Tronox Finance LLC
6.38%, 08/15/20 (Call 10/03/16)[b]	17,042	15,423,010
7.50%, 03/15/22 (Call 03/15/18)[a]	10,688	9,593,944
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	12,232	13,028,779

		285,968,031
COAL — 0.23%
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)	32,926	29,655,849
8.00%, 04/01/23 (Call 04/01/18)	9,070	8,778,059

		38,433,908
COMMERCIAL SERVICES — 3.28%
ADT Corp. (The)
3.50%, 07/15/22[b]	18,455	17,697,468
4.13%, 06/15/23[b]	13,256	12,991,469
6.25%, 10/15/21[b]	18,516	20,228,730
APX Group Inc.
6.38%, 12/01/19 (Call 10/03/16)[b]	15,950	16,363,304
7.88%, 12/01/22 (Call 12/01/18)	8,970	9,421,313
8.75%, 12/01/20 (Call 10/03/16)[b]	17,424	16,814,160
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	9,135	9,606,024
6.50%, 07/15/22 (Call 07/15/17)[a,b]	15,811	16,680,605
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	10,060	10,211,798
5.50%, 04/01/23 (Call 04/01/18)[b]	11,350	11,730,402
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 10/03/16)[a]	20,980	16,547,975

Security	Principal (000s)	Value
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a]	$12,537	$10,703,464
Herc Rentals Inc.
7.50%, 06/01/22 (Call 06/01/19)[a,b]	10,846	11,334,070
7.75%, 06/01/24 (Call 06/01/19)[a,b]	11,087	11,585,915
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/03/16)[b]	12,417	12,827,968
6.25%, 10/15/22 (Call 10/15/17)[b]	8,665	9,131,381
6.75%, 04/15/19 (Call 10/03/16)[b]	15,514	15,795,191
7.38%, 01/15/21 (Call 10/03/16)[b]	9,850	10,228,951
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[b]	17,744	18,442,226
6.00%, 08/15/23 (Call 08/15/18)[b]	10,936	11,687,850
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	20,128	21,124,336
Laureate Education Inc.
10.00%, 09/01/19 (Call 10/03/16)[a,b]	25,382	23,414,895
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[b]	7,580	7,860,863
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a]	58,446	63,706,140
RR Donnelley & Sons Co.
6.00%, 04/01/24	7,270	7,215,475
7.00%, 02/15/22	7,310	7,602,400
7.88%, 03/15/21	7,695	8,400,375

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)[b]	$7,310	$7,655,471
5.38%, 05/15/24 (Call 05/15/19)[b]	14,775	15,823,075
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[b]	18,870	19,273,865
5.50%, 07/15/25 (Call 07/15/20)[b]	14,338	14,773,740
5.75%, 11/15/24 (Call 05/15/19)[b]	14,923	15,542,963
5.88%, 09/15/26 (Call 09/15/21)[b]	14,672	15,266,904
6.13%, 06/15/23 (Call 12/15/17)[b]	16,513	17,374,772
7.63%, 04/15/22 (Call 04/15/17)[b]	23,230	24,780,944

		539,846,482
COMPUTERS — 1.25%
Dell Inc.
4.63%, 04/01/21[b]	7,362	7,584,394
5.65%, 04/15/18	7,744	8,095,245
5.88%, 06/15/19[b]	10,798	11,538,434
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	33,731	35,628,369
7.13%, 06/15/24 (Call 06/15/19)[a,b]	30,442	32,991,517
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)[b]	7,863	7,961,288
5.00%, 07/15/22 (Call 07/15/17)[b]	10,289	10,494,780
5.88%, 12/15/21 (Call 12/15/17)[b]	7,485	7,827,439
6.38%, 12/15/23 (Call 12/15/18)[b]	13,102	13,882,229
Western Digital Corp.
10.50%, 04/01/24 (Call 04/01/19)[a,b]	62,167	70,171,001

		206,174,696

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.15%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a]	$8,395	$8,715,017
Avon Products Inc.
6.35%, 03/15/20[b]	8,903	8,520,913
6.75%, 03/15/23	8,383	7,444,104

		24,680,034
DISTRIBUTION & WHOLESALE — 0.38%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	23,607	25,212,276
5.75%, 04/15/24 (Call 04/15/19)[a,b]	18,134	19,345,092
7.50%, 07/15/20 (Call 10/15/16)[b]	17,083	17,806,357

		62,363,725
DIVERSIFIED FINANCIAL SERVICES — 4.82%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.75%, 05/15/19[b]	6,456	6,641,610
4.25%, 07/01/20[b]	3,722	3,908,100
4.50%, 05/15/21[b]	2,258	2,382,190
4.63%, 10/30/20[b]	6,395	6,777,901
Aircastle Ltd.
4.63%, 12/15/18[b]	7,119	7,439,355
5.00%, 04/01/23[b]	8,435	8,937,585
5.13%, 03/15/21[b]	9,103	9,886,238
5.50%, 02/15/22	8,712	9,463,410
6.25%, 12/01/19[b]	8,300	9,181,875
Ally Financial Inc.
3.25%, 02/13/18	11,582	11,784,685
3.25%, 11/05/18[b]	14,116	14,195,402
3.50%, 01/27/19[b]	12,109	12,254,803
3.60%, 05/21/18[b]	18,188	18,485,450
3.75%, 11/18/19[b]	15,240	15,562,033
4.13%, 03/30/20[b]	13,921	14,357,274
4.13%, 02/13/22[b]	12,198	12,518,197
4.25%, 04/15/21[b]	9,707	10,007,917
4.63%, 05/19/22[b]	7,633	7,995,568
4.63%, 03/30/25	9,052	9,405,851
4.75%, 09/10/18[b]	12,975	13,470,260

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.13%, 09/30/24[b]	$12,943	$14,026,976
5.75%, 11/20/25 (Call 10/20/25)[b]	18,759	19,931,437
6.25%, 12/01/17	14,530	15,203,598
7.50%, 09/15/20[b]	8,225	9,499,875
8.00%, 12/31/18[b]	8,875	9,838,308
8.00%, 03/15/20[b]	17,825	20,527,108
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.88%, 03/15/19 (Call 10/03/16)	23,118	22,990,587
5.88%, 02/01/22 (Call 08/01/17)[b]	27,610	25,802,075
6.00%, 08/01/20 (Call 02/01/17)[b]	30,237	29,151,900
International Lease Finance Corp.
5.88%, 04/01/19	3,234	3,488,678
6.25%, 05/15/19	9,222	10,035,380
8.25%, 12/15/20[b]	4,995	5,975,269
8.63%, 01/15/22[b]	3,391	4,213,318
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[a,b]	7,130	6,479,388
7.38%, 04/01/20 (Call 10/03/16)[a,b]	11,021	10,511,279
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,550	8,101,125
Lincoln Finance Ltd.
7.38%, 04/15/21 (Call 04/15/18)[a,b]	8,350	8,987,105
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 10/03/16)	8,308	8,305,915
6.50%, 07/01/21 (Call 01/01/17)[b]	10,540	10,066,407
7.88%, 10/01/20 (Call 10/03/16)	7,650	7,693,988
Navient Corp.
4.63%, 09/25/17[b]	5,482	5,605,345
4.88%, 06/17/19[b]	19,190	19,429,875
5.00%, 10/26/20[b]	9,762	9,786,405

Security	Principal (000s)	Value
5.50%, 01/15/19[b]	$25,255	$25,949,512
5.50%, 01/25/23[b]	19,243	18,280,850
5.88%, 03/25/21[b]	8,764	8,884,505
5.88%, 10/25/24[b]	9,283	8,749,228
6.13%, 03/25/24[b]	15,350	14,697,625
6.63%, 07/26/21[b]	12,045	12,421,406
7.25%, 01/25/22[b]	13,379	13,880,712
8.00%, 03/25/20	27,704	30,058,840
8.45%, 06/15/18[b]	45,517	49,385,945
OneMain Financial Holdings LLC
6.75%, 12/15/19 (Call 12/15/16)[a]	13,691	14,375,550
7.25%, 12/15/21 (Call 12/15/17)[a]	13,505	14,180,250
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	22,829	22,777,406
Springleaf Finance Corp.
5.25%, 12/15/19[b]	12,123	12,395,767
6.90%, 12/15/17[b]	24,422	25,746,132
7.75%, 10/01/21[b]	11,500	12,103,750
8.25%, 12/15/20[b]	17,585	19,178,201

		793,372,724
ELECTRIC — 3.39%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[b]	11,788	11,913,247
5.50%, 03/15/24 (Call 03/15/19)[b]	14,099	14,653,191
5.50%, 04/15/25 (Call 04/15/20)[b]	9,959	10,193,435
6.00%, 05/15/26 (Call 05/15/21)[b]	9,015	9,514,849
7.38%, 07/01/21 (Call 06/01/21)	16,733	19,284,782
8.00%, 06/01/20[b]	8,525	9,999,115
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a,b]	11,453	11,632,848
5.38%, 01/15/23 (Call 10/15/18)[b]	23,822	23,851,777
5.50%, 02/01/24 (Call 02/01/19)[b]	11,827	11,767,865

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.75%, 01/15/25 (Call 10/15/19)[b]	$28,857	$28,748,786
5.88%, 01/15/24 (Call 11/01/18)[a,b]	9,651	10,205,933
6.00%, 01/15/22 (Call 11/01/16)[a,b]	12,780	13,389,333
7.88%, 01/15/23 (Call 01/15/17)[a,b]	8,283	8,717,858
DPL Inc.
6.50%, 10/15/16 (Call 10/03/16)	589	590,417
7.25%, 10/15/21 (Call 07/15/21)	13,957	14,038,648
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	8,681	7,868,241
6.75%, 11/01/19 (Call 05/01/17)[b]	38,410	39,562,300
7.38%, 11/01/22 (Call 11/01/18)[b]	30,566	30,164,821
7.63%, 11/01/24 (Call 11/01/19)[b]	22,527	22,052,056
Enel SpA
VRN, (5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[a,b]	23,857	27,783,743
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)[b]	9,400	9,501,089
Series B
4.25%, 03/15/23 (Call 12/15/22)	12,675	13,444,326
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a,b]	10,300	10,962,657
GenOn Energy Inc.
9.50%, 10/15/18	11,230	8,721,967
9.88%, 10/15/20 (Call 10/03/16)	7,400	5,219,313
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[b]	5,186	5,316,324

Security	Principal (000s)	Value
5.00%, 05/01/18 (Call 04/01/18)[b]	$6,250	$6,563,802
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	16,584	16,957,140
6.25%, 05/01/24 (Call 05/01/19)[b]	12,218	12,126,365
6.63%, 03/15/23 (Call 09/15/17)[b]	14,842	15,046,077
6.63%, 01/15/27 (Call 07/15/21)[a]	22,215	22,131,694
7.25%, 05/15/26 (Call 05/15/21)[a,b]	19,261	20,009,076
7.63%, 01/15/18	10,098	10,803,713
7.88%, 05/15/21 (Call 10/03/16)[b]	14,614	15,206,723
8.25%, 09/01/20 (Call 09/01/16)[b]	12,775	13,100,762
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[b]	12,277	9,648,955
4.63%, 07/15/19 (Call 10/03/16)[a]	22,225	21,030,406
6.50%, 05/01/18	6,725	6,877,247
6.50%, 06/01/25 (Call 06/01/20)[b]	10,645	9,115,993

		557,716,874
ELECTRICAL COMPONENTS & EQUIPMENT — 0.17%
Anixter Inc.
5.13%, 10/01/21[b]	7,414	7,783,156
Edgewell Personal Care Co.
4.70%, 05/19/21[b]	10,474	11,135,171
4.70%, 05/24/22	8,490	8,818,987

		27,737,314
ENERGY – ALTERNATE SOURCES — 0.10%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[a,b]	17,059	17,122,971

		17,122,971

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.37%
AECOM
5.75%, 10/15/22 (Call 10/15/17)[b]	$14,061	$14,900,266
5.88%, 10/15/24 (Call 07/15/24)[b]	13,295	14,541,406
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[b]	13,742	14,102,565
4.88%, 09/01/24 (Call 09/01/19)[a]	16,270	16,456,463

		60,000,700
ENTERTAINMENT — 1.52%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[b]	12,929	13,216,311
5.13%, 12/15/22 (Call 12/15/17)[b]	6,960	7,216,685
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[b]	9,191	9,560,152
4.38%, 04/15/21	7,011	7,400,917
4.88%, 11/01/20 (Call 08/01/20)[b]	17,159	18,379,969
5.38%, 11/01/23 (Call 08/01/23)	9,790	10,698,518
5.38%, 04/15/26[b]	19,880	21,682,864
International Game Technology
7.50%, 06/15/19[b]	9,333	10,522,958
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	11,102	11,886,158
6.25%, 02/15/22 (Call 08/15/21)[a,b]	26,611	28,673,352
6.50%, 02/15/25 (Call 08/15/24)[a,b]	21,149	22,978,388
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[b]	12,805	13,397,231

Security	Principal (000s)	Value
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[a,b]	$16,757	$17,804,312
10.00%, 12/01/22 (Call 12/01/18)[b]	40,665	37,615,125
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 10/03/16)[a,b]	6,959	7,228,661
6.75%, 04/15/22 (Call 04/15/17)[a,b]	11,016	11,701,746

		249,963,347
ENVIRONMENTAL CONTROL — 0.30%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)[b]	15,531	15,958,103
5.25%, 08/01/20 (Call 10/03/16)	13,132	13,478,539
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[b]	7,097	7,126,402
6.38%, 10/01/22 (Call 04/01/17)[b]	6,837	7,112,921
7.25%, 12/01/20 (Call 10/03/16)[b]	5,604	5,810,147

		49,486,112
FOOD — 1.01%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a]	19,430	20,110,050
6.63%, 06/15/24 (Call 06/15/19)[a,b]	22,816	24,358,777
Aramark Services Inc.
5.75%, 03/15/20 (Call 10/03/16)[b]	1,641	1,690,230
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a]	16,020	16,002,974
6.00%, 12/15/22 (Call 06/15/18)[a]	10,670	11,298,676

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.75%, 12/01/21 (Call 12/01/17)[a]	$14,780	$15,870,025
7.75%, 03/15/24 (Call 09/15/18)[a,b]	14,906	16,582,925
8.00%, 07/15/25 (Call 07/15/20)[a]	7,030	8,042,759
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 10/03/16)[a,b]	6,945	7,009,614
6.63%, 08/15/22 (Call 08/15/17)	14,637	15,490,271
7.75%, 07/01/17[b]	5,139	5,367,686
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 03/15/17)	7,054	7,312,641
6.00%, 02/15/24 (Call 02/15/19)[a,b]	15,338	16,634,759

		165,771,387
FOOD SERVICE — 0.10%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[a,b]	8,478	8,560,334
5.13%, 01/15/24 (Call 01/15/19)	6,866	7,140,640
5.13%, 01/15/24 (Call 01/15/19)[a]	1,070	1,109,456

		16,810,430
GAS — 0.23%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	12,739	13,638,673
5.88%, 08/20/26 (Call 05/20/26)[b]	12,396	13,356,690
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)[b]	1,250	1,171,093
6.88%, 10/15/21 (Call 10/15/16)	1,720	1,599,600
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[b]	7,055	7,318,716

		37,084,772

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 1.27%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	$7,430	$7,615,750
6.50%, 06/15/20 (Call 10/03/16)	7,983	7,893,191
7.25%, 07/01/18 (Call 10/03/16)	6,850	7,004,125
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 10/03/16)[a,b]	13,057	13,387,914
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[a]	23,297	20,850,815
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	17,535	15,436,280
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	16,590	17,647,612
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 02/15/18)[a,b]	10,226	11,004,454
10.50%, 11/01/18 (Call 10/03/16)	29,587	30,474,610
12.50%, 11/01/19 (Call 10/03/16)[b]	11,580	11,774,856
Mallinckrodt International Finance SA
4.75%, 04/15/23[b]	11,097	10,292,468
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	12,045	12,325,278
5.50%, 04/15/25 (Call 04/15/20)[a,b]	12,691	12,486,213
5.63%, 10/15/23 (Call 10/15/18)[a,b]	13,650	13,735,312
5.75%, 08/01/22 (Call 08/01/17)[a,b]	16,210	16,325,496

		208,254,374

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 6.95%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 02/15/18)[b]	$13,385	$13,619,237
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)[b]	19,516	20,202,110
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	17,663	18,413,677
5.63%, 02/15/21 (Call 02/15/18)[a]	69	73,399
5.63%, 02/15/21 (Call 02/15/18)	24,303	25,791,559
6.13%, 02/15/24 (Call 02/15/19)[b]	17,022	18,553,980
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 10/03/16)	13,015	13,135,551
5.13%, 08/01/21 (Call 02/01/17)	17,669	17,448,137
6.88%, 02/01/22 (Call 02/01/18)[b]	54,028	44,990,072
7.13%, 07/15/20 (Call 07/15/17)[b]	21,591	19,310,559
8.00%, 11/15/19 (Call 10/03/16)[b]	36,854	35,006,704
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)	29,747	30,156,021
5.13%, 07/15/24 (Call 07/15/19)[b]	30,227	31,166,195
5.75%, 08/15/22 (Call 08/15/17)	22,548	23,647,215
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a]	8,650	9,125,750
4.75%, 10/15/24 (Call 07/17/24)[a,b]	7,095	7,591,650
5.63%, 07/31/19[a,b]	13,533	14,835,551
5.88%, 01/31/22[a,b]	12,649	14,419,860
6.50%, 09/15/18[a,b]	7,450	8,134,506

Security	Principal (000s)	Value
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[a,b]	$11,222	$12,736,970
6.88%, 07/15/17	2,135	2,215,322
HCA Holdings Inc.
6.25%, 02/15/21[b]	17,774	19,284,790
HCA Inc.
3.75%, 03/15/19[b]	20,476	21,150,070
4.25%, 10/15/19[b]	10,022	10,510,573
4.50%, 02/15/27 (Call 08/15/26)	18,040	18,220,400
4.75%, 05/01/23	23,216	24,289,740
5.00%, 03/15/24[b]	34,888	36,981,280
5.25%, 04/15/25[b]	23,705	25,400,332
5.25%, 06/15/26 (Call 12/15/25)[b]	27,099	28,957,043
5.38%, 02/01/25[b]	46,541	47,937,230
5.88%, 03/15/22	24,609	27,133,620
5.88%, 05/01/23	25,166	26,738,875
5.88%, 02/15/26 (Call 08/15/25)[b]	26,999	28,551,442
6.50%, 02/15/20[b]	56,161	61,980,392
7.50%, 02/15/22	35,313	40,256,820
8.00%, 10/01/18[b]	8,750	9,802,734
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[b]	20,707	21,489,499
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[b]	9,371	8,899,522
8.00%, 01/15/20[b]	15,695	16,293,372
8.75%, 01/15/23 (Call 01/15/18)[b]	10,284	10,593,014
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a,b]	9,805	10,062,381
5.50%, 12/01/21 (Call 12/01/16)[b]	19,032	19,888,440
5.88%, 12/01/23 (Call 12/01/18)[b]	8,545	9,004,294
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a,b]	19,674	21,215,950

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Tenet Healthcare Corp.
4.38%, 10/01/21[b]	$18,320	$18,434,500
4.50%, 04/01/21[b]	14,803	14,904,059
4.75%, 06/01/20[b]	8,471	8,688,069
5.00%, 03/01/19	20,349	19,760,788
5.50%, 03/01/19	7,969	7,808,790
6.00%, 10/01/20[b]	31,855	33,726,481
6.25%, 11/01/18[b]	17,534	18,691,563
6.75%, 06/15/23[b]	34,171	32,547,877
8.00%, 08/01/20 (Call 10/03/16)[b]	13,109	13,338,408
8.13%, 04/01/22[b]	49,728	50,531,107

		1,143,647,480
HOLDING COMPANIES – DIVERSIFIED — 0.66%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	34,691	36,468,914
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)[b]	15,648	16,176,120
7.88%, 07/15/19 (Call 10/03/16)	14,721	15,530,655
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[b]	12,680	13,256,698
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/03/16)[a,b]	10,506	10,952,505
Noble Group Ltd.
6.75%, 01/29/20[a,b]	21,017	16,231,429

		108,616,321
HOME BUILDERS — 1.48%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 10/03/16)[a,b]	10,795	11,128,970
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	8,709	8,749,435

Security	Principal (000s)	Value
CalAtlantic Group Inc.
8.38%, 05/15/18[b]	$9,002	$9,924,705
8.38%, 01/15/21[b]	7,338	8,750,565
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[b]	6,710	6,816,488
3.75%, 03/01/19 (Call 12/01/18)[b]	8,223	8,486,821
4.00%, 02/15/20[b]	10,101	10,599,737
5.75%, 08/15/23 (Call 05/15/23)	7,272	8,217,360
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/03/16)[a,b]	10,488	9,343,060
KB Home
4.75%, 05/15/19 (Call 02/15/19)[b]	6,102	6,222,515
7.00%, 12/15/21 (Call 09/15/21)[b]	7,893	8,434,657
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)[b]	8,375	8,782,584
4.50%, 11/15/19 (Call 08/15/19)[b]	9,365	9,833,250
4.75%, 04/01/21 (Call 02/01/21)[b]	10,592	11,386,400
4.75%, 11/15/22 (Call 08/15/22)	11,926	12,563,296
4.75%, 05/30/25 (Call 02/28/25)	7,810	8,066,266
4.88%, 12/15/23 (Call 09/15/23)[b]	7,133	7,471,817
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)[b]	13,720	14,406,000
5.00%, 01/15/27 (Call 10/15/26)[b]	11,765	11,970,887
5.50%, 03/01/26 (Call 12/01/25)	13,033	13,945,310
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 10/03/16)[a,b]	9,445	9,775,575

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[b]	$7,080	$7,265,850
5.88%, 02/15/22 (Call 11/15/21)	8,201	8,973,944
8.91%, 10/15/17[b]	5,811	6,261,352
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19	6,661	6,849,382
5.88%, 06/15/24	8,350	8,725,750

		242,951,976
HOME FURNISHINGS — 0.12%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a,b]	11,541	12,061,499
5.63%, 10/15/23 (Call 10/15/18)	7,594	7,988,617

		20,050,116
HOUSEHOLD PRODUCTS & WARES — 0.93%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/03/16)[b]	54,656	56,364,000
6.88%, 02/15/21 (Call 10/03/16)[b]	17,432	18,085,700
8.25%, 02/15/21 (Call 10/03/16)[b]	16,727	17,432,545
9.00%, 04/15/19 (Call 10/03/16)[b]	8,304	8,387,040
9.88%, 08/15/19 (Call 10/03/16)	13,672	14,077,887
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b]	16,708	18,103,815
6.38%, 11/15/20 (Call 11/15/16)	8,535	8,871,828
6.63%, 11/15/22 (Call 11/15/17)[b]	10,260	10,982,475

		152,305,290
INSURANCE — 0.50%
Genworth Holdings Inc.
4.80%, 02/15/24	5,831	4,589,483
4.90%, 08/15/23	7,771	6,302,653

Security	Principal (000s)	Value
6.52%, 05/22/18	$9,535	$9,713,114
7.20%, 02/15/21	7,116	6,617,880
7.63%, 09/24/21	13,826	13,005,482
7.70%, 06/15/20	6,350	6,220,936
HUB International Ltd.
7.88%, 10/01/21 (Call 10/03/16)[a,b]	22,078	22,574,755
Voya Financial Inc.
VRN, (3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[b]	13,114	13,146,785

		82,171,088
INTERNET — 1.07%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[b]	8,266	8,575,975
5.38%, 01/01/22 (Call 01/01/18)[b]	13,231	14,165,373
5.38%, 04/01/23 (Call 04/01/18)	18,364	19,380,280
5.75%, 01/01/25 (Call 01/01/20)[b]	9,180	9,824,687
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)[b]	9,972	9,373,680
Netflix Inc.
5.38%, 02/01/21[b]	9,675	10,514,652
5.50%, 02/15/22[b]	11,775	12,679,300
5.75%, 03/01/24[b]	7,560	8,169,000
5.88%, 02/15/25[b]	14,151	15,353,835
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[b]	13,955	14,373,650
5.25%, 04/01/25 (Call 01/01/25)[b]	9,448	9,877,884
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	25,543	26,692,435
6.38%, 05/15/25 (Call 05/15/20)[b]	16,650	17,563,905

		176,544,656

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
IRON & STEEL — 1.47%
AK Steel Corp.
7.63%, 05/15/20 (Call 10/03/16)[b]	$9,455	$9,222,001
7.63%, 10/01/21 (Call 10/01/17)[b]	7,517	7,205,581
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[b]	8,110	7,559,196
7.88%, 08/15/23 (Call 05/15/23)	9,058	8,614,158
ArcelorMittal
6.13%, 06/01/18	16,776	17,711,262
6.13%, 06/01/25[b]	8,789	9,471,978
6.25%, 08/05/20	17,143	18,514,440
6.50%, 03/01/21[b]	20,650	22,366,732
7.25%, 02/25/22[b]	20,397	22,913,007
10.85%, 06/01/19	19,568	23,246,040
Cliffs Natural Resources Inc.
7.75%, 03/31/20 (Call 03/31/17)[a,b]	7,991	7,511,540
8.25%, 03/31/20 (Call 03/31/18)[a]	9,245	9,672,581
Commercial Metals Co.
7.35%, 08/15/18[b]	7,120	7,624,333
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[b]	11,934	12,398,928
5.25%, 04/15/23 (Call 04/15/18)	7,445	7,738,147
5.50%, 10/01/24 (Call 10/01/19)[b]	9,250	9,773,203
6.13%, 08/15/19 (Call 10/03/16)	5,572	5,754,251
U.S. Steel Corp.
7.38%, 04/01/20[b]	7,927	7,827,913
7.50%, 03/15/22 (Call 03/15/17)[b]	7,535	7,304,241
8.38%, 07/01/21 (Call 07/01/18)[a]	18,052	19,631,550

		242,061,082

Security	Principal (000s)	Value
LEISURE TIME — 0.27%
NCL Corp. Ltd.
4.63%, 11/15/20 (Call 11/15/17)[a]	$11,233	$11,356,251
5.25%, 11/15/19 (Call 11/15/16)[a,b]	11,900	12,110,207
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[b]	10,987	11,960,723
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a]	8,361	8,610,635

		44,037,816
LODGING — 2.16%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a,b]	13,845	14,799,728
6.88%, 05/15/23 (Call 05/15/18)[b]	15,713	16,909,479
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/03/16)	17,771	18,081,992
11.00%, 10/01/21 (Call 10/03/16)[b]	22,095	22,738,729
Dakota Merger Sub Inc.
7.75%, 09/01/23 (Call 09/01/19)[a]	8,835	8,956,481
10.75%, 09/01/24 (Call 09/01/19)[a]	10,050	9,874,125
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	8,845	9,079,192
6.00%, 06/01/25 (Call 06/01/20)[b]	8,665	8,974,594
Hilton Escrow Issuer LLC/Hilton Escrow Issuer Corp.
4.25%, 09/01/24 (Call 09/01/19)[a]	6,260	6,381,288

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[b]	$26,284	$27,171,085
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)[a,b]	21,245	23,024,269
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	8,945	8,844,751
5.25%, 03/31/20[b]	9,225	9,853,009
6.00%, 03/15/23[b]	21,956	23,847,935
6.63%, 12/15/21	21,233	23,792,572
6.75%, 10/01/20[b]	16,818	18,836,160
7.75%, 03/15/22	17,588	20,412,380
8.63%, 02/01/19	14,799	16,765,152
11.38%, 03/01/18	6,220	7,013,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	9,250	8,884,742
5.38%, 03/15/22 (Call 03/15/17)[b]	16,150	16,775,812
5.50%, 03/01/25 (Call 12/01/24)[a,b]	34,576	34,878,540

		355,895,065
MACHINERY — 0.78%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 10/03/16)[a,b]	13,110	11,356,538
Case New Holland Industrial Inc.
7.88%, 12/01/17[b]	19,875	21,319,487
CNH Industrial Capital LLC
3.38%, 07/15/19[b]	8,666	8,780,689
3.63%, 04/15/18[b]	10,720	10,892,561
3.88%, 07/16/18	10,075	10,273,981
4.38%, 11/06/20[b]	10,348	10,878,335
4.88%, 04/01/21[b]	8,076	8,555,669
CNH Industrial NV
4.50%, 08/15/23	10,700	10,860,500

Security	Principal (000s)	Value
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[b]	$14,960	$15,406,786
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[b]	18,981	20,452,028

		128,776,574
MANUFACTURING — 0.90%
Bombardier Inc.
4.75%, 04/15/19[a,b]	10,837	10,852,250
5.50%, 09/15/18[a]	13,418	13,753,450
5.75%, 03/15/22[a,b]	9,000	8,442,685
6.00%, 10/15/22 (Call 04/15/17)[a]	23,453	22,077,580
6.13%, 01/15/23[a]	21,891	20,453,149
7.50%, 03/15/18[a,b]	12,075	12,732,159
7.50%, 03/15/25 (Call 03/15/20)[a]	27,878	26,310,590
7.75%, 03/15/20[a,b]	15,055	15,958,300
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[a,b]	18,169	17,442,240

		148,022,403
MEDIA — 10.28%
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a]	21,781	22,870,050
5.50%, 05/15/26 (Call 05/15/21)[a]	27,911	29,446,105
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[b]	11,590	11,923,213
5.00%, 04/01/24 (Call 04/01/20)[b]	17,595	18,034,875
Cablevision Systems Corp.
5.88%, 09/15/22	11,715	11,041,388
7.75%, 04/15/18[b]	13,413	14,343,261
8.00%, 04/15/20[b]	9,650	10,277,250
8.63%, 09/15/17[b]	11,567	12,261,020
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[b]	17,709	18,582,376

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.13%, 05/01/23 (Call 05/01/18)[a,b]	$21,658	$22,795,045
5.25%, 03/15/21 (Call 10/03/16)[b]	10,625	11,057,589
5.25%, 09/30/22 (Call 09/30/17)	22,296	23,410,800
5.38%, 05/01/25 (Call 05/01/20)[a,b]	12,696	13,382,378
5.50%, 05/01/26 (Call 05/01/21)[a,b]	29,878	31,670,680
5.75%, 09/01/23 (Call 03/01/18)[b]	8,725	9,203,852
5.75%, 01/15/24 (Call 07/15/18)[b]	17,825	18,961,344
5.75%, 02/15/26 (Call 02/15/21)[a,b]	46,239	49,475,730
5.88%, 04/01/24 (Call 04/01/19)[a]	29,693	32,031,324
5.88%, 05/01/27 (Call 05/01/21)[a,b]	14,976	16,051,153
6.63%, 01/31/22 (Call 01/31/17)[b]	8,820	9,298,573
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 10/03/16)[a,b]	22,795	23,086,276
6.38%, 09/15/20 (Call 10/03/16)[a,b]	27,429	28,354,729
7.75%, 07/15/25 (Call 07/15/20)[a]	11,503	12,567,028
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	13,245	13,410,563
6.50%, 11/15/22 (Call 11/15/17)[b]	36,223	37,943,592
Series B
7.63%, 03/15/20 (Call 10/03/16)[b]	34,665	34,924,987
CSC Holdings LLC
6.63%, 10/15/25 (Call 10/15/20)[a,b]	19,055	20,722,313

Security	Principal (000s)	Value
10.13%, 01/15/23 (Call 01/15/19)[a,b]	$32,336	$36,943,880
10.88%, 10/15/25 (Call 10/15/20)[a]	37,235	43,704,581
CSC Holdings LLC
5.25%, 06/01/24[b]	14,395	13,972,075
6.75%, 11/15/21[b]	18,727	20,012,234
8.63%, 02/15/19[b]	8,801	9,834,770
DISH DBS Corp.
4.25%, 04/01/18[b]	20,489	21,066,380
4.63%, 07/15/17[b]	3,400	3,472,636
5.00%, 03/15/23[b]	26,738	25,869,015
5.13%, 05/01/20[b]	20,612	21,320,434
5.88%, 07/15/22[b]	36,257	36,891,497
5.88%, 11/15/24[b]	36,347	35,847,229
6.75%, 06/01/21[b]	35,094	37,669,022
7.75%, 07/01/26[a,b]	37,531	39,985,647
7.88%, 09/01/19	24,661	27,466,189
Gray Television Inc.
5.88%, 07/15/26 (Call 07/15/21)[a,b]	8,674	9,020,960
7.50%, 10/01/20 (Call 10/03/16)	5,225	5,437,628
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 10/03/16)[b]	26,838	21,671,685
9.00%, 03/01/21 (Call 10/03/16)[b]	30,613	22,883,217
9.00%, 09/15/22 (Call 09/15/17)	17,355	12,725,554
10.00%, 01/15/18 (Call 10/03/16)[b]	15,177	9,529,892
10.63%, 03/15/23 (Call 03/15/18)[b]	16,903	12,485,330
11.25%, 03/01/21 (Call 10/03/16)[b]	10,225	7,917,984
Nexstar Escrow Corp.
5.63%, 08/01/24 (Call 08/01/19)[a]	14,060	14,358,775
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/03/16)[b]	13,750	14,093,750

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.00%, 04/15/22 (Call 04/15/17)[a,b]	$42,770	$44,090,113
Quebecor Media Inc.
5.75%, 01/15/23[b]	14,706	15,465,075
SFR Group SA
6.00%, 05/15/22 (Call 05/15/17)[a,b]	72,523	73,792,152
6.25%, 05/15/24 (Call 05/15/19)[a,b]	24,765	24,952,756
7.38%, 05/01/26 (Call 05/01/21)[a]	96,061	99,182,982
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a]	7,450	7,505,875
5.38%, 04/01/21 (Call 10/03/16)[b]	9,500	9,891,875
5.63%, 08/01/24 (Call 08/01/19)[a,b]	10,219	10,611,921
6.13%, 10/01/22 (Call 10/01/17)[b]	8,888	9,394,122
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 10/03/16)[a,b]	6,910	7,062,020
4.63%, 05/15/23 (Call 05/15/18)[a]	8,836	8,930,384
5.38%, 04/15/25 (Call 04/15/20)[a]	20,790	21,708,226
5.38%, 07/15/26 (Call 07/15/21)[a,b]	18,008	18,496,888
5.75%, 08/01/21 (Call 10/03/16)[a,b]	10,425	10,894,125
5.88%, 10/01/20 (Call 10/01/16)[a,b]	12,578	12,983,012
6.00%, 07/15/24 (Call 07/15/19)[a,b]	26,924	28,909,645
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	10,198	10,493,317
5.13%, 07/15/20 (Call 10/03/16)[b]	10,227	10,631,818
6.38%, 10/15/23 (Call 10/15/18)	10,907	11,809,554

Security	Principal (000s)	Value
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[b]	$18,515	$19,024,163
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	15,878	17,007,102
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	9,460	9,868,807
5.50%, 01/15/23 (Call 01/15/18)[a,b]	16,611	17,476,156
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	21,540	22,455,450
5.13%, 02/15/25 (Call 02/15/20)[a,b]	27,676	28,990,610
6.75%, 09/15/22 (Call 09/15/17)[a]	21,260	22,721,625
8.50%, 05/15/21 (Call 10/03/16)[a]	2,449	2,551,807
Videotron Ltd.
5.00%, 07/15/22	13,750	14,437,500
5.38%, 06/15/24 (Call 03/15/24)[a,b]	10,384	10,888,598
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)[a,b]	12,654	13,191,795
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 10/03/16)	14,152	14,894,980

		1,691,622,311
METAL FABRICATE & HARDWARE — 0.11%
Novelis Corp.
6.25%, 08/15/24 (Call 08/15/19)[a]	18,010	18,775,425

		18,775,425
MINING — 3.15%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[b]	23,859	25,144,404

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.40%, 04/15/21 (Call 01/15/21)[b]	$23,388	$24,878,985
5.72%, 02/23/19	9,690	10,344,421
5.87%, 02/23/22[b]	11,905	12,861,120
6.15%, 08/15/20[b]	19,314	21,082,438
6.75%, 07/15/18	11,782	12,724,560
Aleris International Inc.
9.50%, 04/01/21 (Call 04/01/18)[a]	9,448	10,310,130
Anglo American Capital PLC
3.63%, 05/14/20[a,b]	15,292	15,253,770
4.13%, 04/15/21[a]	9,450	9,337,125
4.13%, 09/27/22[a,b]	10,936	10,680,827
4.45%, 09/27/20[a]	8,800	8,883,600
4.88%, 05/14/25[a,b]	11,197	11,221,882
9.38%, 04/08/19[a]	13,359	15,379,549
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[a]	9,786	9,003,120
7.88%, 04/01/21 (Call 04/01/18)[a,b]	8,040	8,663,100
8.00%, 01/15/23 (Call 01/15/18)[a]	6,820	6,922,300
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	7,945	8,152,603
9.75%, 03/01/22 (Call 03/01/18)[a,b]	39,119	45,135,925
Freeport-McMoRan Inc.
2.38%, 03/15/18[b]	29,184	28,645,920
3.10%, 03/15/20[b]	18,079	16,672,228
3.55%, 03/01/22 (Call 12/01/21)[b]	37,636	32,837,410
3.88%, 03/15/23 (Call 12/15/22)[b]	35,693	30,695,980
4.00%, 11/14/21[b]	10,514	9,594,232
4.55%, 11/14/24 (Call 08/14/24)[b]	16,051	14,044,625
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	8,264	8,491,260
5.95%, 03/15/24 (Call 12/15/23)[b]	8,777	9,108,771

Security	Principal (000s)	Value
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[a,b]	$10,304	$10,896,480
7.88%, 11/01/22 (Call 11/01/18)[a]	7,345	7,859,150
Novelis Inc.
8.75%, 12/15/20 (Call 10/03/16)[b]	25,066	26,254,023
Teck Resources Ltd.
3.00%, 03/01/19	2,250	2,182,500
3.75%, 02/01/23 (Call 11/01/22)[b]	14,005	12,044,300
4.50%, 01/15/21 (Call 10/15/20)[b]	9,172	8,759,260
4.75%, 01/15/22 (Call 10/15/21)[b]	12,396	11,532,123
8.00%, 06/01/21 (Call 06/01/18)[a]	11,679	12,584,122
8.50%, 06/01/24 (Call 06/01/19)[a,b]	9,564	10,735,590

		518,917,833
OFFICE & BUSINESS EQUIPMENT — 0.20%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)	9,739	10,067,691
5.50%, 12/01/24 (Call 06/01/24)[b]	11,419	12,182,646
6.00%, 08/15/22 (Call 08/15/17)[b]	10,190	10,941,512

		33,191,849
OIL & GAS — 8.28%
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[b]	20,789	20,581,110
5.38%, 11/01/21 (Call 11/01/16)[b]	17,715	17,742,632
5.63%, 06/01/23 (Call 06/01/18)[b]	13,191	13,225,476
6.00%, 12/01/20 (Call 10/03/16)[b]	9,350	9,588,425
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a]	39,346	26,558,550

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[b]	$15,768	$13,087,440
11.50%, 01/15/21 (Call 04/15/18)[a]	7,393	8,441,953
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[b]	10,820	10,698,275
7.50%, 09/15/20 (Call 10/03/16)[b]	12,341	12,654,508
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	10,411	9,867,438
3.80%, 09/15/23 (Call 06/15/23)	8,700	8,400,543
5.70%, 10/15/19	21,968	23,535,237
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24[a]	21,864	23,297,117
Chesapeake Energy Corp.
6.63%, 08/15/20	15,261	13,620,443
7.25%, 12/15/18	2,362	2,344,285
8.00%, 12/15/22 (Call 12/15/18)[a,b]	41,296	39,334,440
Citgo Holding Inc.
10.75%, 02/15/20[a]	25,984	26,460,372
Comstock Resources Inc.
10.00%, 03/15/20 (Call 10/03/16)[a]	12,157	11,275,618
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[b]	11,100	11,466,897
5.50%, 04/01/23 (Call 10/01/17)[b]	28,012	28,922,390
6.50%, 01/15/22 (Call 01/15/17)[b]	11,025	11,455,267
7.00%, 01/15/21 (Call 09/19/16)	9,939	10,304,258
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	19,392	17,553,908

Security	Principal (000s)	Value
4.50%, 04/15/23 (Call 01/15/23)	$25,557	$24,168,659
5.00%, 09/15/22 (Call 03/15/17)[b]	38,558	37,328,856
7.13%, 04/01/21 (Call 10/03/16)	6,850	7,060,146
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	10,864	6,967,445
5.50%, 05/01/22 (Call 05/01/17)	14,555	9,916,685
9.00%, 05/15/21 (Call 12/15/18)[a,b]	11,008	11,310,720
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)	11,100	7,888,447
4.70%, 03/15/21[b]	18,011	15,577,062
5.20%, 03/15/25 (Call 12/15/24)[b]	12,600	9,072,000
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	11,376	6,178,590
9.38%, 05/01/20 (Call 10/03/16)	29,508	18,940,914
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 10/03/16)	10,412	10,444,845
6.75%, 02/01/22 (Call 02/01/17)	8,210	8,175,785
6.88%, 02/15/23 (Call 02/15/18)[b]	13,280	12,907,017
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	12,429	11,807,550
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	10,073	9,727,640
5.75%, 10/01/25 (Call 04/01/20)[a,b]	8,105	7,958,958

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	$19,970	$15,776,300
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)[b]	7,870	7,364,649
7.38%, 05/01/22 (Call 05/01/17)[b]	8,926	8,999,321
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	14,622	11,340,174
6.50%, 03/15/21 (Call 10/03/16)[a]	13,281	10,775,720
7.00%, 03/31/24 (Call 09/30/18)[a,b]	19,070	15,351,350
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	7,650	3,786,750
7.63%, 05/01/21 (Call 05/01/17)	12,501	6,391,136
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)[b]	11,284	10,508,225
4.70%, 12/01/22 (Call 09/01/22)[b]	12,121	11,433,497
6.88%, 08/15/24 (Call 08/15/19)	3,965	4,148,381
Nabors Industries Inc.
4.63%, 09/15/21	13,150	12,402,094
5.00%, 09/15/20	9,309	9,215,910
6.15%, 02/15/18	9,951	10,294,210
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[b]	13,370	13,475,289
5.63%, 07/01/24[b]	18,525	19,067,762
5.75%, 01/30/22[b]	13,749	14,350,519
Noble Holding International Ltd.
3.95%, 03/15/22	7,850	5,956,188
4.90%, 08/01/20[b]	3,000	2,625,557
6.95%, 04/01/25 (Call 01/01/25)[b]	10,526	8,605,005

Security	Principal (000s)	Value
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[b]	$16,861	$15,708,520
7.25%, 02/01/19 (Call 10/03/16)[b]	8,239	8,093,673
Pacific Drilling SA
5.38%, 06/01/20 (Call 10/03/16)[a]	9,797	2,774,998
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 10/03/16)[a]	9,075	3,486,313
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)[a]	9,335	8,948,473
8.25%, 02/15/20 (Call 10/03/16)[b]	10,732	11,053,960
Permian Resources LLC
13.00%, 11/30/20 (Call 11/30/18)[a,b]	9,937	11,388,945
Permian Resources LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a]	11,170	7,204,650
7.38%, 11/01/21 (Call 07/31/17)[a]	10,705	6,904,725
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)	6,675	5,563,195
6.63%, 11/15/20 (Call 10/03/16)	11,780	11,112,021
Pride International Inc.
6.88%, 08/15/20	13,550	13,245,125
8.50%, 06/15/19	1,718	1,819,583
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[a]	19,600	20,357,295
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[b]	11,272	10,982,515
5.38%, 10/01/22 (Call 07/01/22)[b]	8,939	8,823,077
6.88%, 03/01/21[b]	10,737	11,225,534

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[b]	$12,241	$11,934,975
5.00%, 08/15/22 (Call 02/15/17)	9,867	9,749,145
5.00%, 03/15/23 (Call 03/15/18)[b]	15,174	15,000,922
5.75%, 06/01/21 (Call 10/03/16)	8,680	8,779,458
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	9,453	7,896,538
4.88%, 06/01/22 (Call 03/01/22)	12,925	11,099,344
7.88%, 08/01/19[b]	5,121	5,382,043
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[b]	21,150	16,748,262
7.75%, 06/15/21 (Call 06/15/17)[b]	11,192	9,711,858
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[a,b]	7,335	7,510,225
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[b]	9,778	8,971,315
5.63%, 06/01/25 (Call 06/01/20)	9,224	8,624,440
6.13%, 11/15/22 (Call 11/15/18)[b]	9,435	9,153,915
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)	18,905	17,214,054
5.08%, 01/23/20 (Call 12/23/19)[b]	13,973	13,968,668
6.70%, 01/23/25 (Call 10/23/24)[b]	18,587	19,237,545
7.50%, 02/01/18	2,205	2,313,106
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[a]	10,221	10,357,280
6.25%, 04/15/21 (Call 04/15/18)[a,b]	13,551	13,982,938

Security	Principal (000s)	Value
6.38%, 04/01/23 (Call 04/01/18)[a]	$14,003	$14,396,826
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[b]	5,759	5,924,571
5.38%, 10/01/22 (Call 10/01/17)[b]	8,847	9,105,038
Transocean Inc.
3.75%, 10/15/17	8,675	8,655,880
5.05%, 10/15/22 (Call 07/15/22)	9,362	7,382,605
6.00%, 03/15/18[b]	12,355	12,409,115
6.50%, 11/15/20	4,000	3,837,778
7.13%, 12/15/21[b]	19,360	18,198,400
9.00%, 07/15/23 (Call 07/15/20)[a,b]	23,317	22,507,382
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[a,b]	11,420	9,922,505
6.25%, 04/15/22 (Call 04/15/17)[a]	12,540	10,809,480
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	17,369	15,953,123
5.75%, 03/15/21 (Call 12/15/20)[b]	16,727	15,001,250
6.25%, 04/01/23 (Call 01/01/23)[b]	7,664	6,710,258
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)[b]	9,180	8,395,110
6.00%, 01/15/22 (Call 10/15/21)[b]	20,737	20,166,732
7.50%, 08/01/20 (Call 07/01/20)	9,564	9,827,010
8.25%, 08/01/23 (Call 06/01/23)[b]	9,087	9,444,284

		1,362,691,918
OIL & GAS SERVICES — 0.34%
CGG SA
6.50%, 06/01/21 (Call 10/03/16)[b]	11,382	5,605,635
6.88%, 01/15/22 (Call 07/15/17)[b]	7,998	3,939,015

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[b]	$11,768	$9,840,255
7.75%, 06/15/21 (Call 05/15/21)[b]	13,629	13,451,336
8.25%, 06/15/23 (Call 03/15/23)[b]	14,050	13,809,464
9.63%, 03/01/19	8,444	9,188,128

		55,833,833
PACKAGING & CONTAINERS — 1.86%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.63%, 05/15/23 (Call 05/15/19)[a]	18,986	19,365,847
6.00%, 06/30/21 (Call 06/30/17)[a,b]	8,172	8,397,582
6.25%, 01/31/19 (Call 10/03/16)[a]	8,575	8,767,937
6.75%, 01/31/21 (Call 01/31/17)[a]	7,710	8,005,550
7.25%, 05/15/24 (Call 05/15/19)[a,b]	29,236	31,119,114
Ball Corp.
4.00%, 11/15/23[b]	17,575	17,929,639
4.38%, 12/15/20[b]	16,905	18,181,838
5.00%, 03/15/22[b]	13,668	14,786,618
5.25%, 07/01/25	19,536	21,217,723
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)[b]	11,967	12,307,525
5.50%, 05/15/22 (Call 05/15/17)[b]	9,418	9,827,099
6.00%, 10/15/22 (Call 10/15/18)	6,770	7,199,331
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[b]	17,158	17,987,303
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	8,565	9,032,506
5.88%, 08/15/23[a,b]	11,701	12,815,971

Security	Principal (000s)	Value
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.13%, 07/15/23 (Call 07/15/19)[a,b]	$32,107	$33,378,116
7.00%, 07/15/24 (Call 07/15/19)[a,b]	14,465	15,495,631
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a,b]	8,533	8,979,755
5.13%, 12/01/24 (Call 09/01/24)[a,b]	7,885	8,442,168
5.25%, 04/01/23 (Call 01/01/23)[a,b]	8,615	9,194,856
5.50%, 09/15/25 (Call 06/15/25)[a,b]	7,405	8,055,900
6.50%, 12/01/20 (Call 09/01/20)[a,b]	4,200	4,816,500

		305,304,509
PHARMACEUTICALS — 2.54%
DPx Holdings BV
7.50%, 02/01/22 (Call 02/01/17)[a]	8,030	8,525,184
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	12,811	11,906,223
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[a,b]	13,640	12,378,300
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[a]	30,948	28,201,365
6.50%, 02/01/25 (Call 02/01/20)[a,b]	21,790	19,284,150
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	19,033	19,889,485
NBTY Inc.
7.63%, 05/15/21 (Call 05/15/18)[a,b]	19,228	19,660,630

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[a]	$36,924	$34,800,870
5.50%, 03/01/23 (Call 03/01/18)[a]	17,864	15,548,379
5.63%, 12/01/21 (Call 12/01/16)[a]	16,003	14,442,707
5.88%, 05/15/23 (Call 05/15/18)[a]	58,914	51,844,320
6.13%, 04/15/25 (Call 04/15/20)[a]	61,506	54,048,397
6.38%, 10/15/20 (Call 10/15/16)[a]	38,898	37,147,590
6.75%, 08/15/18 (Call 10/03/16)[a,b]	28,820	28,964,100
6.75%, 08/15/21 (Call 10/03/16)[a]	11,825	11,278,094
7.00%, 10/01/20 (Call 10/03/16)[a]	11,940	11,675,828
7.25%, 07/15/22 (Call 10/03/16)[a]	10,000	9,500,000
7.50%, 07/15/21 (Call 10/03/16)[a]	29,460	28,877,585

		417,973,207
PIPELINES — 3.76%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)	7,344	7,132,860
6.25%, 04/01/23 (Call 04/01/18)	15,237	14,789,413
DCP Midstream LLC
4.75%, 09/30/21[a]	1,063	1,047,055
5.35%, 03/15/20[a]	200	202,875
VRN, (3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[a,b]	10,013	7,661,733
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	9,108	9,042,932

Security	Principal (000s)	Value
3.88%, 03/15/23 (Call 12/15/22)	$9,032	$8,573,344
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[b]	17,495	17,485,280
5.88%, 01/15/24 (Call 10/15/23)[b]	20,515	21,009,924
7.50%, 10/15/20	21,327	23,315,299
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	7,360	7,248,389
4.15%, 06/01/25 (Call 03/01/25)	13,781	13,061,504
4.40%, 04/01/24 (Call 01/01/24)	9,657	9,392,022
4.85%, 07/15/26 (Call 04/15/26)	8,800	8,753,677
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	7,240	7,150,632
6.75%, 08/01/22 (Call 08/01/18)	13,482	13,722,592
NGPL PipeCo LLC
7.12%, 12/15/17[a]	21,003	21,921,881
9.63%, 06/01/19 (Call 10/03/16)[a,b]	8,775	9,189,818
NuStar Logistics LP
4.80%, 09/01/20	7,655	7,619,915
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)[b]	10,011	9,685,643
7.50%, 09/01/23 (Call 06/01/23)	8,608	9,511,840
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	14,302	14,942,209
6.00%, 01/15/19[a,b]	8,930	9,406,943
6.85%, 07/15/18[a,b]	8,620	9,094,107
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[b]	38,491	40,421,685
5.63%, 04/15/23 (Call 01/15/23)[b]	27,564	28,994,897

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.63%, 03/01/25 (Call 12/01/24)	$36,738	$38,942,280
5.75%, 05/15/24 (Call 02/15/24)[b]	37,207	39,354,108
5.88%, 06/30/26[a,b]	24,591	26,281,631
6.25%, 03/15/22 (Call 12/15/21)[b]	19,048	20,424,393
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)	13,484	13,594,786
4.25%, 11/15/23 (Call 05/15/18)	10,274	9,833,790
5.00%, 01/15/18 (Call 10/15/17)	14,611	14,939,747
5.25%, 05/01/23 (Call 11/01/17)[b]	9,713	9,829,740
6.75%, 03/15/24 (Call 09/15/19)[a]	10,083	10,700,584
6.88%, 02/01/21 (Call 10/03/16)	8,361	8,627,716
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[b]	8,647	9,230,673
5.88%, 10/01/20 (Call 10/03/16)[b]	9,385	9,643,088
6.13%, 10/15/21 (Call 10/15/16)[b]	13,663	14,277,928
6.25%, 10/15/22 (Call 10/15/18)[b]	14,304	15,146,467
6.38%, 05/01/24 (Call 05/01/19)[b]	7,328	7,810,426
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[b]	16,710	16,250,475
4.55%, 06/24/24 (Call 03/24/24)[b]	23,385	23,882,581

		619,148,882
REAL ESTATE — 0.18%
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	8,280	8,581,875

Security	Principal (000s)	Value
4.88%, 06/01/23 (Call 03/01/23)[a,b]	$8,331	$8,445,551
5.25%, 12/01/21 (Call 12/01/17)[a]	11,549	12,126,450

		29,153,876
REAL ESTATE INVESTMENT TRUSTS — 1.17%
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	10,556	11,010,128
8.25%, 10/15/23 (Call 04/15/19)[b]	20,370	21,282,407
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)[b]	19,686	21,433,132
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a,b]	25,147	25,175,577
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a,b]	9,519	9,855,826
6.00%, 10/01/20 (Call 10/01/17)[a,b]	17,470	18,547,978
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)[b]	9,545	9,536,052
5.00%, 07/01/19 (Call 10/03/16)[b]	13,198	13,237,594
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a]	4,785	4,770,737
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26 (Call 08/01/21)	5,985	6,344,100
6.38%, 03/01/24 (Call 03/01/19)	9,905	10,870,737
Vereit Operating Partnership LP
3.00%, 02/06/19 (Call 01/06/19)	13,957	14,044,231

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)[b]	$9,177	$9,585,376
Vereit Operating Partnership LP
4.60%, 02/06/24 (Call 11/06/23)	10,050	10,639,734
4.88%, 06/01/26 (Call 03/01/26)[b]	5,924	6,381,259

		192,714,868
RETAIL — 3.23%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a,b]	21,969	22,737,915
6.00%, 04/01/22 (Call 10/01/17)[a,b]	41,524	43,444,485
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.00%, 05/20/22 (Call 05/20/17)[b]	16,542	17,561,515
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 10/03/16)[a]	19,446	11,153,669
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)	11,922	12,446,568
5.75%, 03/01/23 (Call 03/01/18)	44,826	48,243,982
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 10/03/16)[b]	8,615	8,108,869
6.75%, 01/15/22 (Call 11/15/16)[b]	8,384	7,761,189
6.75%, 06/15/23 (Call 06/15/19)	9,018	8,138,745
JC Penney Corp. Inc.
5.65%, 06/01/20	6,680	6,671,650
5.88%, 07/01/23 (Call 07/01/19)[a,b]	9,104	9,522,383
8.13%, 10/01/19	6,615	7,108,025

Security	Principal (000s)	Value
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[a]	$17,909	$18,803,913
5.25%, 06/01/26 (Call 06/01/21)[a,b]	19,471	20,687,937
L Brands Inc.
5.63%, 02/15/22[b]	17,050	19,010,750
5.63%, 10/15/23[b]	10,875	12,180,000
6.63%, 04/01/21[b]	17,674	20,420,881
7.00%, 05/01/20[b]	8,483	9,766,054
8.50%, 06/15/19[b]	8,650	10,120,824
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a]	7,655	7,950,436
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	17,494	14,996,245
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)	9,287	9,313,654
5.75%, 10/01/22 (Call 10/01/17)[b]	9,344	9,729,440
QVC Inc.
3.13%, 04/01/19[b]	7,090	7,252,368
4.38%, 03/15/23[b]	13,316	13,373,629
4.45%, 02/15/25 (Call 11/15/24)[b]	10,922	10,897,354
4.85%, 04/01/24	10,940	11,258,636
5.13%, 07/02/22[b]	8,791	9,349,456
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	33,240	36,023,850
6.75%, 06/15/21 (Call 10/03/16)	13,900	14,652,407
9.25%, 03/15/20 (Call 10/03/16)[b]	12,979	13,686,086
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[b]	13,609	14,738,547
5.75%, 06/01/22 (Call 06/01/17)[b]	14,428	15,095,295

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[b]	$8,872	$8,965,761
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 10/03/16)	12,098	12,022,387
TRU Taj LLC/TRU Taj Finance Inc.
12.00%, 08/15/21 (Call 02/15/18)[a]	7,970	8,129,400

		531,324,305
SEMICONDUCTORS — 1.62%
Advanced Micro Devices Inc.
6.75%, 03/01/19	11,572	11,600,930
7.00%, 07/01/24 (Call 07/01/19)	9,154	8,421,680
7.50%, 08/15/22	9,060	8,810,850
7.75%, 08/01/20 (Call 10/03/16)[b]	7,805	7,726,950
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	18,120	17,661,383
5.25%, 01/15/24 (Call 05/01/18)[a,b]	10,230	9,783,290
5.50%, 02/01/25 (Call 08/01/19)	21,722	21,097,492
5.63%, 01/15/26 (Call 05/01/20)[a]	8,300	7,968,000
5.88%, 02/15/22 (Call 02/15/17)[b]	11,763	11,848,628
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a,b]	13,037	13,330,332
3.88%, 09/01/22[a,b]	9,630	9,786,487
4.13%, 06/15/20[a,b]	10,720	11,172,622
4.13%, 06/01/21[a,b]	20,222	21,076,379
4.63%, 06/15/22[a,b]	7,422	7,816,257
4.63%, 06/01/23[a]	16,169	17,023,646
5.75%, 02/15/21 (Call 02/15/17)[a,b]	8,097	8,443,471
5.75%, 03/15/23 (Call 03/15/18)[a,b]	8,872	9,410,369

Security	Principal (000s)	Value
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a,b]	$7,576	$8,201,020
7.00%, 12/01/25 (Call 12/01/20)[a,b]	9,748	10,722,800
Sensata Technologies BV
4.88%, 10/15/23[a,b]	9,000	9,302,143
5.00%, 10/01/25[a,b]	12,271	12,674,189
5.63%, 11/01/24[a,b]	6,940	7,363,836
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	13,384	14,638,750

		265,881,504
SHIPBUILDING — 0.13%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	9,761	10,260,142
5.00%, 11/15/25 (Call 11/15/20)[a,b]	10,954	11,789,243

		22,049,385
SOFTWARE — 2.31%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 10/03/16)[a]	29,252	25,595,500
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	36,291	36,917,020
5.38%, 08/15/23 (Call 08/15/18)[a,b]	22,142	23,000,002
5.75%, 01/15/24 (Call 01/15/19)[a,b]	40,330	41,338,250
6.75%, 11/01/20 (Call 10/03/16)[a,b]	18,852	19,617,862
7.00%, 12/01/23 (Call 12/01/18)[a,b]	62,555	65,628,615
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[a,b]	8,690	9,172,382
6.50%, 05/15/22 (Call 05/15/18)[b]	30,449	30,867,674

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a]	$2,985	$3,056,413
5.25%, 11/15/24 (Call 11/15/19)[a,b]	13,520	14,389,412
5.75%, 08/15/25 (Call 08/15/20)[a]	14,377	15,592,307
Nuance Communications Inc.
5.38%, 08/15/20 (Call 10/03/16)[a,b]	17,493	17,908,459
Open Text Corp.
5.63%, 01/15/23 (Call 01/15/18)[a]	13,868	14,318,710
5.88%, 06/01/26 (Call 06/01/21)[a]	10,361	10,866,099
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[a]	31,413	34,789,897
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a]	4,200	4,074,000
10.50%, 02/01/24 (Call 02/01/19)[a]	14,121	13,344,345

		380,476,947
STORAGE & WAREHOUSING — 0.16%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/03/16)[a,b]	20,525	18,164,625
10.75%, 10/15/19 (Call 10/15/16)[a]	12,550	7,373,125

		25,537,750
TELECOMMUNICATIONS — 12.97%
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	16,780	17,634,382
6.63%, 02/15/23 (Call 02/15/18)[a]	37,519	39,006,471
7.50%, 05/15/26 (Call 05/15/21)[a,b]	51,068	53,555,012
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	8,472	8,832,060

Security	Principal (000s)	Value
9.88%, 12/15/20 (Call 12/15/16)[a]	$7,550	$8,023,661
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	28,339	29,103,459
7.75%, 05/15/22 (Call 05/15/17)[a,b]	52,915	56,394,161
Avaya Inc.
7.00%, 04/01/19 (Call 10/03/16)[a,b]	18,203	13,652,650
10.50%, 03/01/21 (Call 03/01/17)[a]	23,336	6,125,700
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	9,100	8,925,962
5.80%, 03/15/22[b]	24,984	25,848,446
6.45%, 06/15/21[b]	23,560	25,268,100
Series V
5.63%, 04/01/20[b]	19,862	21,170,103
Series W
6.75%, 12/01/23[b]	13,250	13,952,967
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	20,110	21,831,919
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a,b]	8,134	8,418,690
5.00%, 06/15/21 (Call 06/15/17)[a,b]	11,375	11,801,562
5.50%, 06/15/24 (Call 06/15/19)[a]	11,527	12,070,930
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[a,b]	26,551	28,163,025
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[b]	15,911	15,572,891
6.88%, 01/15/25 (Call 10/15/24)	13,032	11,761,380
7.13%, 03/15/19[b]	7,075	7,622,428
7.13%, 01/15/23	14,456	13,742,832
7.63%, 04/15/24[b]	13,725	12,965,121
8.13%, 10/01/18[b]	9,750	10,725,000

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
8.50%, 04/15/20[b]	$17,459	$18,897,086
8.75%, 04/15/22[b]	8,545	8,864,361
8.88%, 09/15/20 (Call 06/15/20)[b]	18,740	20,379,750
9.25%, 07/01/21[b]	8,850	9,628,962
10.50%, 09/15/22 (Call 06/15/22)[b]	37,569	40,997,171
11.00%, 09/15/25 (Call 06/15/25)[b]	66,634	71,843,446
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a]	14,577	14,465,260
6.50%, 06/15/19	16,912	18,497,500
6.63%, 08/01/26[a,b]	13,670	13,567,475
7.63%, 06/15/21	15,905	16,969,550
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	17,204	16,777,341
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[b]	37,516	25,698,460
7.25%, 04/01/19 (Call 10/03/16)[b]	27,368	21,962,820
7.25%, 10/15/20 (Call 10/03/16)[b]	39,070	30,328,087
7.50%, 04/01/21 (Call 10/03/16)[b]	21,520	16,114,600
8.00%, 02/15/24 (Call 02/15/19)[a,b]	22,550	22,590,640
9.50%, 09/30/22[a]	8,800	9,729,500
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/17)[b]	9,183	5,933,946
7.75%, 06/01/21 (Call 06/01/17)[b]	31,351	9,249,602
8.13%, 06/01/23 (Call 06/01/18)	17,932	5,305,810
Koninklijke KPN NV
VRN, (10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a]	12,610	13,881,025
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[b]	11,235	11,740,575

Security	Principal (000s)	Value
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[b]	$12,290	$12,766,237
5.25%, 03/15/26 (Call 03/15/21)[a]	13,458	13,945,852
5.38%, 08/15/22 (Call 08/15/17)[b]	18,805	19,654,046
5.38%, 01/15/24 (Call 01/15/19)	17,187	18,004,352
5.38%, 05/01/25 (Call 05/01/20)[b]	14,078	14,804,012
5.63%, 02/01/23 (Call 02/01/18)[b]	8,370	8,766,180
6.13%, 01/15/21 (Call 11/15/16)	8,290	8,596,063
Nokia OYJ
5.38%, 05/15/19[b]	16,200	17,516,250
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	7,260	7,479,196
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 09/15/16)[b]	9,232	9,507,306
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	43,074	44,795,590
Sprint Communications Inc.
6.00%, 11/15/22	40,317	36,648,875
7.00%, 03/01/20[a]	17,467	18,706,030
7.00%, 08/15/20	27,958	27,690,850
8.38%, 08/15/17	13,303	13,855,208
9.00%, 11/15/18[a]	54,193	59,815,524
11.50%, 11/15/21	17,751	20,080,819
Sprint Corp.
7.13%, 06/15/24	44,206	41,336,244
7.25%, 09/15/21	41,260	40,732,664
7.63%, 02/15/25 (Call 11/15/24)[b]	29,674	27,943,018
7.88%, 09/15/23	77,806	75,890,043
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/12/16)[b]	8,450	8,605,801
6.00%, 03/01/23 (Call 09/01/18)[b]	22,516	23,958,431

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.00%, 04/15/24 (Call 04/15/19)	$18,145	$19,395,985
6.13%, 01/15/22 (Call 01/15/18)[b]	17,403	18,400,766
6.25%, 04/01/21 (Call 04/01/17)[b]	32,372	33,840,669
6.38%, 03/01/25 (Call 09/01/19)[b]	31,283	33,707,432
6.46%, 04/28/19 (Call 09/12/16)[b]	15,857	16,153,437
6.50%, 01/15/24 (Call 01/15/19)[b]	18,100	19,486,158
6.50%, 01/15/26 (Call 01/15/21)[b]	36,157	39,558,018
6.54%, 04/28/20 (Call 09/12/16)[b]	22,727	23,494,036
6.63%, 11/15/20 (Call 09/12/16)[b]	16,999	17,537,768
6.63%, 04/28/21 (Call 04/28/17)[b]	21,067	22,174,014
6.63%, 04/01/23 (Call 04/01/18)[b]	32,965	35,215,488
6.73%, 04/28/22 (Call 04/28/17)[b]	23,967	25,211,951
6.84%, 04/28/23 (Call 04/28/18)	10,619	11,404,494
Telecom Italia Capital SA
7.00%, 06/04/18[b]	11,787	12,763,356
7.18%, 06/18/19[b]	11,653	13,164,491
Telecom Italia SpA/Milano
5.30%, 05/30/24[a,b]	28,220	29,056,235
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a,b]	19,845	20,385,225
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a,b]	9,838	10,354,074
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	7,805	7,957,198
6.00%, 10/15/24 (Call 10/15/19)[a,b]	9,100	9,464,000
6.38%, 04/15/23 (Call 04/15/18)[a,b]	11,472	12,192,585

Security	Principal (000s)	Value
Virgin Media Secured Finance PLC
5.25%, 01/15/21[b]	$8,122	$8,657,314
5.25%, 01/15/26 (Call 01/15/20)[a,b]	15,995	16,350,889
5.38%, 04/15/21 (Call 04/15/17)[a]	12,031	12,542,526
5.50%, 01/15/25 (Call 01/15/19)[a,b]	7,872	8,115,048
West Corp.
4.75%, 07/15/21 (Call 07/15/18)[a,b]	6,750	6,891,345
5.38%, 07/15/22 (Call 07/15/17)[a,b]	17,756	17,223,320
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 10/03/16)[a,b]	35,485	35,986,861
6.50%, 04/30/20 (Call 10/03/16)[a,b]	11,264	11,792,056
7.38%, 04/23/21 (Call 04/23/17)[a]	51,347	52,887,410
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)	12,503	11,330,354
7.50%, 06/01/22 (Call 06/01/17)[b]	8,145	7,833,083
7.50%, 04/01/23 (Call 10/03/16)[b]	8,173	7,754,134
7.75%, 10/15/20 (Call 10/03/16)[b]	13,230	13,504,853
7.75%, 10/01/21 (Call 10/03/16)[b]	15,534	15,490,311

		2,133,967,354
TRANSPORTATION — 0.47%
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 10/03/16)[a]	14,985	15,434,550
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a]	10,242	5,398,998

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2016

Security	Principal or Shares (000s)	Value
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a]	$9,430	$9,689,325
6.50%, 06/15/22 (Call 06/15/18)[a,b]	29,422	30,635,657
7.88%, 09/01/19 (Call 09/12/16)[a,b]	14,802	15,405,720

		76,564,250

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,268,564,340)		16,083,035,194

SHORT-TERM INVESTMENTS — 24.33%

MONEY MARKET FUNDS — 24.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.65%[c,d,e]	3,833,945	3,833,945,293
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[c,d]	169,642	169,642,386

		4,003,587,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,003,587,679)		4,003,587,679

Value
TOTAL INVESTMENTS IN SECURITIES — 122.07% (Cost: $20,272,152,019)[f]	$20,086,622,873
Other Assets, Less Liabilities — (22.07)%	(3,632,084,475)

NET ASSETS — 100.00%	$16,454,538,398

VRN — Variable Rate Note

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The cost of investments for federal income tax purposes was $20,273,750,691. Net unrealized depreciation was $187,127,818, of which $241,989,798 represented gross unrealized appreciation on securities and $429,117,616 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$16,083,035,194	$—	$16,083,035,194
Money market funds	4,003,587,679	—	—	4,003,587,679

Total	$4,003,587,679	$16,083,035,194	$—	$20,086,622,873

See notes to financial statements.

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 99.10%

ADVERTISING — 0.23%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$14,900	$15,873,347
3.63%, 05/01/22	15,444	16,433,477
3.65%, 11/01/24 (Call 08/01/24)	11,133	11,878,469
4.45%, 08/15/20	9,690	10,597,311
WPP Finance 2010
3.75%, 09/19/24[a]	7,675	8,181,501
4.75%, 11/21/21	11,560	12,813,490

		75,777,595
AEROSPACE & DEFENSE — 1.24%
Boeing Co. (The)
4.88%, 02/15/20	9,449	10,594,403
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	7,030	7,226,757
L-3 Communications Corp.
4.75%, 07/15/20	14,518	15,883,917
5.20%, 10/15/19	10,115	11,117,595
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)[a]	16,645	17,230,493
2.90%, 03/01/25 (Call 12/01/24)	16,390	16,999,377
3.35%, 09/15/21	14,019	14,976,844
3.55%, 01/15/26 (Call 10/15/25)[a]	24,960	27,146,930
3.80%, 03/01/45 (Call 09/01/44)	15,839	16,462,282
4.07%, 12/15/42	17,794	19,275,637
4.25%, 11/15/19	8,143	8,843,288
4.70%, 05/15/46 (Call 11/15/45)	24,680	29,609,489
Northrop Grumman Corp.
3.25%, 08/01/23[a]	11,833	12,673,781
4.75%, 06/01/43	15,598	18,850,021
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[a]	17,599	18,305,010
3.13%, 10/15/20[a]	10,842	11,508,345

Security	Principal (000s)	Value
United Technologies Corp.
3.10%, 06/01/22[a]	$16,852	$18,019,823
4.15%, 05/15/45 (Call 11/16/44)[a]	7,700	8,753,770
4.50%, 04/15/20[a]	18,800	20,929,369
4.50%, 06/01/42	48,912	57,755,886
5.70%, 04/15/40	17,094	23,051,415
6.13%, 07/15/38	16,091	21,964,463

		407,178,895
AGRICULTURE — 1.30%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	20,075	20,851,302
2.85%, 08/09/22	29,250	30,690,764
4.00%, 01/31/24[a]	21,782	24,500,243
4.25%, 08/09/42[a]	13,727	15,302,625
4.75%, 05/05/21	16,946	19,244,827
5.38%, 01/31/44	20,802	27,001,843
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	18,375	18,558,991
2.50%, 08/22/22[a]	8,120	8,319,162
2.75%, 02/25/26 (Call 11/25/25)[a]	9,400	9,691,556
2.90%, 11/15/21[a]	13,566	14,279,277
3.25%, 11/10/24[a]	14,309	15,328,390
3.38%, 08/11/25 (Call 05/11/25)[a]	3,450	3,735,218
3.88%, 08/21/42	7,286	7,672,420
4.13%, 03/04/43	12,999	14,195,969
4.25%, 11/10/44[a]	12,751	14,293,049
4.38%, 11/15/41[a]	12,686	14,314,210
4.50%, 03/26/20[a]	11,114	12,222,697
4.88%, 11/15/43[a]	13,761	16,736,247
6.38%, 05/16/38[a]	17,646	24,656,904
Reynolds American Inc.
3.25%, 06/12/20	5,521	5,792,428
4.00%, 06/12/22	11,499	12,571,161
4.45%, 06/12/25 (Call 03/12/25)	34,074	38,247,711
5.70%, 08/15/35 (Call 02/15/35)	7,900	9,843,256
5.85%, 08/15/45 (Call 02/15/45)[a]	36,693	47,378,508

		425,428,758

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
APPAREL — 0.04%
NIKE Inc.
3.88%, 11/01/45 (Call 05/01/45)	$12,550	$14,035,914

		14,035,914
AUTO MANUFACTURERS — 2.21%
American Honda Finance Corp.
2.25%, 08/15/19	4,728	4,840,177
2.45%, 09/24/20	7,450	7,690,736
Daimler Finance North America LLC
8.50%, 01/18/31[a]	19,926	33,167,283
Ford Motor Co.
4.75%, 01/15/43[a]	22,923	24,776,192
7.45%, 07/16/31	19,769	26,867,475
Ford Motor Credit Co. LLC
2.60%, 11/04/19[a]	15,591	15,872,918
3.10%, 05/04/23[a]	8,300	8,384,633
3.16%, 08/04/20[a]	17,950	18,478,983
3.20%, 01/15/21	17,150	17,660,724
3.22%, 01/09/22	11,700	12,049,271
3.34%, 03/18/21[a]	25,040	25,939,512
3.66%, 09/08/24[a]	16,875	17,475,156
4.13%, 08/04/25[a]	23,850	25,249,065
4.25%, 09/20/22[a]	14,095	15,231,398
4.38%, 08/06/23[a]	26,796	29,235,778
4.39%, 01/08/26[a]	18,350	19,822,896
5.75%, 02/01/21	13,620	15,376,473
5.88%, 08/02/21	16,614	19,090,117
8.13%, 01/15/20	15,871	18,782,316
General Motors Co.
4.88%, 10/02/23	12,150	13,191,159
5.00%, 04/01/35[a]	8,435	8,838,247
5.20%, 04/01/45	14,419	15,337,673
6.25%, 10/02/43	23,915	28,676,797
6.60%, 04/01/36 (Call 10/01/35)	16,300	20,064,505
6.75%, 04/01/46 (Call 10/01/45)[a]	12,205	15,660,685
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	20,878	21,290,723

Security	Principal (000s)	Value
3.20%, 07/13/20 (Call 06/13/20)	$19,753	$20,194,748
3.20%, 07/06/21 (Call 06/06/21)[a]	1,250	1,265,095
3.45%, 04/10/22 (Call 02/10/22)	21,600	21,987,552
3.70%, 11/24/20 (Call 10/24/20)[a]	21,135	22,033,848
3.70%, 05/09/23 (Call 03/09/23)	10,925	11,152,847
4.00%, 01/15/25 (Call 10/15/24)	25,000	25,456,215
4.20%, 03/01/21 (Call 02/01/21)	29,100	30,717,061
4.30%, 07/13/25 (Call 04/13/25)[a]	9,260	9,603,176
4.38%, 09/25/21	11,750	12,523,978
5.25%, 03/01/26 (Call 12/01/25)[a]	15,630	17,344,564
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	23,136	23,402,809
2.15%, 03/12/20	11,366	11,607,570
3.30%, 01/12/22	14,925	15,996,254
3.40%, 09/15/21	13,652	14,665,396
Series B
4.50%, 06/17/20	6,104	6,740,382

		723,742,387
BANKS — 26.27%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	12,500	12,704,576
2.70%, 11/16/20[a]	12,500	12,904,250
3.70%, 11/16/25[a]	11,200	12,402,275
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	12,700	13,073,634
Bank of America Corp.
2.63%, 10/19/20[a]	40,125	41,094,721
2.63%, 04/19/21[a]	22,750	23,202,595
3.30%, 01/11/23	47,961	50,077,274
3.50%, 04/19/26[a]	33,375	34,680,390
3.88%, 08/01/25[a]	51,589	55,336,167

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.00%, 04/01/24[a]	$21,794	$23,549,764
4.00%, 01/22/25	35,350	36,879,358
4.10%, 07/24/23	30,526	33,260,293
4.13%, 01/22/24[a]	42,443	46,264,712
4.20%, 08/26/24[a]	38,277	40,510,647
4.25%, 10/22/26[a]	28,493	30,232,278
4.45%, 03/03/26[a]	20,270	21,822,631
4.88%, 04/01/44[a]	22,992	26,939,982
5.00%, 05/13/21	33,230	37,331,273
5.00%, 01/21/44	28,145	33,554,804
5.63%, 07/01/20	31,935	36,086,125
5.70%, 01/24/22	18,123	21,155,471
5.88%, 01/05/21	18,970	21,868,284
5.88%, 02/07/42	17,065	22,541,041
6.11%, 01/29/37[a]	28,002	34,692,697
7.75%, 05/14/38	22,277	32,852,409
Series L
2.25%, 04/21/20	45,345	45,915,458
3.95%, 04/21/25[a]	30,894	32,237,806
Bank of America N.A.
6.00%, 10/15/36	12,365	16,067,428
Bank of Montreal
1.90%, 08/27/21	17,000	16,926,568
2.55%, 11/06/22 (Call 10/06/22)	7,493	7,703,003
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	8,500	8,479,198
2.30%, 09/11/19 (Call 08/11/19)[a]	7,168	7,327,191
2.45%, 11/27/20 (Call 10/27/20)	11,580	11,831,254
2.45%, 08/17/26 (Call 05/17/26)	5,000	4,983,400
2.50%, 04/15/21 (Call 03/15/21)	20,800	21,421,824
2.60%, 08/17/20 (Call 07/17/20)	22,016	22,608,975
2.80%, 05/04/26 (Call 02/04/26)[a]	7,875	8,111,457
3.00%, 02/24/25 (Call 01/24/25)	12,210	12,828,051

Security	Principal (000s)	Value
3.55%, 09/23/21 (Call 08/23/21)	$24,302	$26,170,379
3.65%, 02/04/24 (Call 01/05/24)	12,076	13,268,070
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	19,781	20,071,864
Bank of Nova Scotia (The)
2.35%, 10/21/20[a]	12,000	12,247,262
2.45%, 03/22/21[a]	16,075	16,465,137
2.80%, 07/21/21[a]	18,601	19,331,930
4.38%, 01/13/21[a]	3,724	4,099,215
4.50%, 12/16/25[a]	21,400	22,892,438
Barclays Bank PLC
5.14%, 10/14/20	10,484	11,297,781
Barclays PLC
2.75%, 11/08/19	14,850	14,964,248
2.88%, 06/08/20[a]	14,950	15,043,612
3.20%, 08/10/21	5,000	5,026,803
3.25%, 01/12/21[a]	24,950	25,446,246
3.65%, 03/16/25[a]	34,415	34,198,306
4.38%, 09/11/24[a]	21,585	21,801,998
4.38%, 01/12/26[a]	41,970	43,829,338
5.20%, 05/12/26[a]	6,700	6,949,929
5.25%, 08/17/45[a]	25,584	29,548,612
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)[a]	14,300	14,419,747
2.45%, 01/15/20 (Call 12/15/19)	22,900	23,525,188
2.63%, 06/29/20 (Call 05/29/20)[a]	8,781	9,063,359
BNP Paribas SA
2.38%, 05/21/20	22,020	22,412,233
3.25%, 03/03/23[a]	14,134	14,803,567
4.25%, 10/15/24	15,605	16,357,816
5.00%, 01/15/21[a]	32,518	36,390,897
BPCE SA
2.25%, 01/27/20[a]	15,750	16,136,040
2.65%, 02/03/21[a]	3,250	3,356,640
4.00%, 04/15/24[a]	30,700	33,704,112
Branch Banking & Trust Co.
3.63%, 09/16/25 (Call 08/16/25)	10,170	10,901,134

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.80%, 10/30/26 (Call 09/30/26)	$17,800	$19,463,652
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	16,150	16,402,877
3.50%, 06/15/23	11,712	12,204,429
3.75%, 04/24/24 (Call 03/24/24)	15,550	16,479,590
3.75%, 07/28/26 (Call 06/28/26)	2,000	2,006,277
4.20%, 10/29/25 (Call 09/29/25)	14,107	14,744,155
4.75%, 07/15/21[a]	24,239	27,076,592
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/05/19)[a]	20,875	21,234,202
2.95%, 07/23/21 (Call 06/23/21)	14,640	15,146,362
Citigroup Inc.
2.35%, 08/02/21[a]	5,000	5,011,562
2.40%, 02/18/20	24,812	25,243,565
2.50%, 07/29/19	10,524	10,733,632
2.65%, 10/26/20[a]	36,725	37,535,756
2.70%, 03/30/21	31,250	31,878,894
3.30%, 04/27/25	11,859	12,259,523
3.40%, 05/01/26	32,100	33,125,531
3.50%, 05/15/23[a]	22,019	22,617,531
3.70%, 01/12/26[a]	28,925	30,518,770
3.75%, 06/16/24	4,606	4,897,346
3.88%, 10/25/23[a]	17,011	18,341,170
3.88%, 03/26/25[a]	17,869	18,448,313
4.00%, 08/05/24[a]	15,388	16,088,639
4.05%, 07/30/22	12,156	12,906,786
4.13%, 07/25/28	3,000	3,056,967
4.30%, 11/20/26[a]	14,145	14,838,171
4.40%, 06/10/25	40,244	42,659,525
4.45%, 09/29/27[a]	44,445	46,728,482
4.50%, 01/14/22[a]	31,479	34,832,269
4.60%, 03/09/26	18,115	19,400,401
4.65%, 07/30/45	9,594	10,927,851
4.75%, 05/18/46[a]	9,750	10,314,304
5.30%, 05/06/44	12,850	14,698,474
5.38%, 08/09/20[a]	11,750	13,226,415
5.50%, 09/13/25	9,939	11,269,543

Security	Principal (000s)	Value
5.88%, 01/30/42	$14,410	$18,658,131
6.63%, 06/15/32	13,750	17,179,730
6.68%, 09/13/43[a]	13,303	17,722,624
8.13%, 07/15/39	24,583	38,679,898
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	1,500	1,520,255
2.55%, 05/13/21 (Call 04/13/21)[a]	7,050	7,172,518
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	10,253	10,744,209
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19[a]	18,770	19,134,607
2.30%, 03/12/20[a]	15,609	15,905,270
2.40%, 11/02/20	8,080	8,244,848
2.55%, 03/15/21[a]	17,485	17,944,735
Cooperatieve Rabobank UA
3.75%, 07/21/26	2,500	2,523,177
3.88%, 02/08/22	42,910	46,921,622
3.95%, 11/09/22	25,990	27,388,779
4.38%, 08/04/25[a]	19,434	20,625,776
4.50%, 01/11/21[a]	20,885	23,165,168
4.63%, 12/01/23[a]	17,254	18,730,668
5.25%, 05/24/41[a]	22,418	28,661,861
5.25%, 08/04/45[a]	21,875	25,367,492
5.75%, 12/01/43[a]	19,378	24,100,684
Cooperatieve Rabobank UA/NY
2.25%, 01/14/20[a]	12,750	13,015,004
2.50%, 01/19/21[a]	35,400	36,337,392
3.38%, 05/21/25[a]	12,552	13,375,160
Credit Suisse AG/New York NY
3.00%, 10/29/21	25,045	25,764,423
3.63%, 09/09/24	30,975	32,471,935
4.38%, 08/05/20[a]	22,555	24,356,039
5.40%, 01/14/20[a]	22,551	24,682,374
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	21,000	21,054,751
3.13%, 12/10/20[b]	1,000	1,014,648
3.13%, 12/10/20	25,700	25,980,703
3.45%, 04/16/21[a,b]	34,150	34,874,045

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.75%, 03/26/25[a]	$32,800	$32,891,502
3.80%, 09/15/22[a]	22,553	23,090,785
3.80%, 06/09/23[b]	250	254,310
4.55%, 04/17/26[a,b]	43,550	46,109,460
4.88%, 05/15/45[a]	26,750	29,027,591
Deutsche Bank AG
2.95%, 08/20/20[a]	11,150	11,119,094
3.13%, 01/13/21	17,805	17,737,508
3.38%, 05/12/21[a]	20,550	20,545,214
4.10%, 01/13/26[a]	12,980	13,162,297
4.50%, 04/01/25[a]	18,030	17,049,401
Deutsche Bank AG/London
3.70%, 05/30/24[a]	16,229	16,113,424
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	22,130	22,811,870
3.20%, 08/09/21 (Call 07/09/21)[a]	12,494	12,866,365
3.45%, 07/27/26 (Call 04/27/26)[a]	3,000	3,023,425
4.20%, 08/08/23[a]	14,395	15,461,374
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	10,723	11,123,906
4.30%, 01/16/24 (Call 12/16/23)	16,635	17,901,942
8.25%, 03/01/38	11,448	17,308,332
Fifth Third Bank/Cincinnati OH
2.88%, 10/01/21 (Call 09/01/21)[a]	14,950	15,606,937
3.85%, 03/15/26 (Call 02/15/26)	16,800	17,875,971
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19[a]	25,294	25,910,286
2.60%, 04/23/20 (Call 03/23/20)[a]	20,052	20,554,166
2.63%, 04/25/21 (Call 03/25/21)[a]	19,950	20,305,714
2.75%, 09/15/20 (Call 08/15/20)[a]	25,225	25,950,040
2.88%, 02/25/21 (Call 01/25/21)[a]	17,830	18,328,759

Security	Principal (000s)	Value
3.50%, 01/23/25 (Call 10/23/24)[a]	$26,216	$27,261,872
3.63%, 01/22/23[a]	31,137	32,951,764
3.75%, 05/22/25 (Call 02/22/25)	33,123	35,056,651
3.75%, 02/25/26 (Call 11/25/25)[a]	27,255	28,860,535
3.85%, 07/08/24 (Call 04/08/24)[a]	26,008	27,618,483
4.00%, 03/03/24[a]	37,819	40,768,561
4.25%, 10/21/25[a]	30,710	32,601,883
4.75%, 10/21/45 (Call 04/21/45)[a]	35,480	40,519,884
4.80%, 07/08/44 (Call 01/08/44)	17,881	20,384,710
5.15%, 05/22/45	20,125	22,150,813
5.25%, 07/27/21[a]	54,865	62,296,420
5.38%, 03/15/20[a]	33,748	37,596,335
5.75%, 01/24/22	55,897	65,231,134
5.95%, 01/15/27	20,976	24,773,065
6.00%, 06/15/20[a]	21,671	24,754,437
6.13%, 02/15/33[a]	27,946	35,112,782
6.25%, 02/01/41	31,884	42,017,673
6.45%, 05/01/36	21,857	27,067,820
6.75%, 10/01/37	71,065	90,597,173
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	24,060	26,151,841
5.63%, 08/15/35	9,313	11,101,646
5.88%, 11/01/34[a]	8,250	10,090,509
HSBC Holdings PLC
2.95%, 05/25/21[a]	29,900	30,657,612
3.40%, 03/08/21[a]	45,155	47,114,424
3.60%, 05/25/23[a]	26,375	27,225,101
3.90%, 05/25/26[a]	34,350	35,833,762
4.00%, 03/30/22	33,225	35,561,565
4.25%, 03/14/24[a]	11,250	11,720,973
4.25%, 08/18/25[a]	25,400	26,371,499
4.30%, 03/08/26[a]	30,165	32,485,343
4.88%, 01/14/22	22,302	24,814,271
5.10%, 04/05/21	25,714	28,706,937
5.25%, 03/14/44[a]	30,109	34,363,950
6.10%, 01/14/42	8,918	12,071,134

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.50%, 05/02/36[a]	$27,758	$35,712,394
6.50%, 09/15/37	28,839	36,845,874
6.80%, 06/01/38[a]	16,010	21,342,771
HSBC USA Inc.
2.35%, 03/05/20	17,618	17,762,496
2.38%, 11/13/19	13,150	13,316,929
2.75%, 08/07/20	20,570	20,998,500
3.50%, 06/23/24[a]	11,300	11,796,172
5.00%, 09/27/20[a]	11,890	12,900,142
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	12,900	12,854,144
3.15%, 03/14/21 (Call 02/14/21)[a]	5,625	5,848,730
Intesa Sanpaolo SpA
5.25%, 01/12/24[a]	21,612	23,723,198
JPMorgan Chase & Co.
2.20%, 10/22/19[a]	25,206	25,646,707
2.25%, 01/23/20 (Call 12/23/19)[a]	51,258	52,050,669
2.40%, 06/07/21 (Call 05/07/21)[a]	4,800	4,876,567
2.55%, 10/29/20 (Call 09/29/20)	33,025	33,740,236
2.55%, 03/01/21 (Call 02/01/21)	36,200	36,963,136
2.70%, 05/18/23 (Call 03/18/23)	23,575	23,907,959
2.75%, 06/23/20 (Call 05/23/20)	32,984	34,003,146
2.95%, 10/01/26 (Call 07/01/26)[a]	6,240	6,270,803
3.13%, 01/23/25 (Call 10/23/24)[a]	38,579	39,522,052
3.20%, 01/25/23	13,293	13,872,157
3.20%, 06/15/26 (Call 03/15/26)[a]	7,100	7,298,182
3.25%, 09/23/22[a]	49,969	52,453,464
3.30%, 04/01/26 (Call 01/01/26)[a]	38,150	39,524,701
3.38%, 05/01/23[a]	31,268	32,135,518
3.63%, 05/13/24	28,559	30,459,236
3.88%, 02/01/24[a]	31,023	33,637,851
3.88%, 09/10/24[a]	46,930	49,629,615

Security	Principal (000s)	Value
3.90%, 07/15/25 (Call 04/15/25)[a]	$30,759	$33,383,112
4.13%, 12/15/26	9,750	10,491,229
4.25%, 10/15/20[a]	41,025	44,594,602
4.25%, 10/01/27[a]	27,307	29,512,734
4.35%, 08/15/21	35,065	38,578,871
4.40%, 07/22/20	26,068	28,416,722
4.50%, 01/24/22	40,779	45,306,366
4.63%, 05/10/21	36,537	40,446,243
4.85%, 02/01/44[a]	18,964	23,045,574
4.95%, 03/25/20	22,023	24,276,796
4.95%, 06/01/45	13,228	15,165,622
5.40%, 01/06/42[a]	22,891	28,990,376
5.50%, 10/15/40	16,111	20,662,185
5.60%, 07/15/41	24,431	31,620,196
5.63%, 08/16/43	18,518	22,916,738
6.40%, 05/15/38	21,728	30,258,845
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	19,000	19,261,970
2.50%, 12/15/19	8,500	8,726,164
3.30%, 06/01/25[a]	2,250	2,371,689
KeyCorp
2.90%, 09/15/20[a]	10,500	10,846,559
5.10%, 03/24/21[a]	19,150	21,554,530
Lloyds Bank PLC
2.35%, 09/05/19[a]	7,226	7,324,410
2.40%, 03/17/20	16,450	16,689,403
2.70%, 08/17/20	6,950	7,130,847
3.50%, 05/14/25[a]	21,250	22,553,949
6.38%, 01/21/21[a]	14,586	17,116,878
Lloyds Banking Group PLC
3.10%, 07/06/21	5,750	5,853,765
4.50%, 11/04/24	21,100	22,045,172
4.58%, 12/10/25[a,b]	26,826	27,519,452
4.65%, 03/24/26[a]	18,703	19,331,281
5.30%, 12/01/45[a,b]	8,900	9,650,059
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)	8,650	8,744,455
2.90%, 02/06/25 (Call 01/06/25)	13,600	13,941,087

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	$29,250	$30,138,998
3.85%, 03/01/26[a]	48,450	52,978,704
Morgan Stanley
2.50%, 04/21/21[a]	22,885	23,204,179
2.65%, 01/27/20	29,522	30,256,900
2.80%, 06/16/20[a]	38,545	39,621,015
3.13%, 07/27/26	20,000	20,219,444
3.70%, 10/23/24	43,510	46,037,753
3.75%, 02/25/23[a]	37,668	40,175,159
3.88%, 01/27/26[a]	52,706	56,131,089
3.95%, 04/23/27[a]	26,115	26,914,633
4.00%, 07/23/25	38,500	41,612,964
4.10%, 05/22/23[a]	25,999	27,568,162
4.30%, 01/27/45[a]	38,839	42,091,751
4.35%, 09/08/26	31,979	34,252,716
4.88%, 11/01/22	32,393	35,864,431
5.00%, 11/24/25	21,849	24,448,657
5.50%, 01/26/20[a]	24,677	27,465,624
5.50%, 07/24/20	28,341	31,836,395
5.50%, 07/28/21	29,905	34,305,039
5.63%, 09/23/19	36,527	40,593,478
5.75%, 01/25/21	33,518	38,447,687
6.38%, 07/24/42	25,938	35,736,220
7.25%, 04/01/32[a]	12,498	17,332,775
Series F
3.88%, 04/29/24[a]	35,309	37,857,258
National Australia Bank Ltd./New York
2.50%, 07/12/26	2,000	1,985,353
2.63%, 07/23/20[a]	17,050	17,527,305
2.63%, 01/14/21	19,800	20,342,787
3.00%, 01/20/23[a]	14,039	14,621,284
3.38%, 01/14/26	4,500	4,796,199
Northern Trust Corp.
3.95%, 10/30/25	11,700	13,033,297
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[c]	13,350	13,519,998
2.30%, 06/01/20 (Call 05/02/20)[a,c]	2,500	2,553,888
2.40%, 10/18/19 (Call 09/18/19)[c]	15,750	16,165,816

Security	Principal (000s)	Value
2.45%, 11/05/20 (Call 10/06/20)[c]	$8,850	$9,082,366
2.60%, 07/21/20 (Call 06/21/20)[c]	12,080	12,472,284
2.70%, 11/01/22 (Call 10/01/22)[c]	15,462	15,717,395
2.95%, 01/30/23 (Call 12/30/22)[a,c]	8,300	8,591,892
2.95%, 02/23/25 (Call 01/24/25)[c]	17,300	18,018,870
3.80%, 07/25/23 (Call 06/25/23)[c]	9,153	9,985,523
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	14,790	15,939,664
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	10,069	10,702,918
4.38%, 08/11/20[c]	10,774	11,815,726
5.13%, 02/08/20[c]	4,465	4,967,302
Royal Bank of Canada
2.15%, 03/06/20[a]	11,750	11,962,491
2.35%, 10/30/20[a]	31,375	32,161,546
2.50%, 01/19/21[a]	16,760	17,264,097
4.65%, 01/27/26[a]	13,250	14,580,698
Royal Bank of Scotland Group PLC
4.80%, 04/05/26[a]	26,425	27,460,395
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	14,610	14,725,941
4.50%, 07/17/25 (Call 04/17/25)	14,795	15,497,181
Santander UK Group Holdings PLC
2.88%, 10/16/20	19,302	19,458,516
3.13%, 01/08/21	17,890	18,172,884
Santander UK PLC
2.35%, 09/10/19	10,608	10,725,226
2.38%, 03/16/20	8,567	8,633,488
4.00%, 03/13/24	17,166	18,665,066

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	$13,350	$13,769,608
State Street Corp.
1.95%, 05/19/21[a]	6,500	6,558,212
2.55%, 08/18/20[a]	9,655	9,994,718
2.65%, 05/19/26[a]	19,450	19,807,230
3.10%, 05/15/23[a]	12,313	12,857,148
3.30%, 12/16/24[a]	14,665	15,745,187
3.55%, 08/18/25	15,361	16,774,103
3.70%, 11/20/23	14,820	16,353,133
4.38%, 03/07/21	10,840	12,047,597
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20[a]	29,950	30,436,562
2.65%, 07/23/20[a]	11,000	11,254,961
3.20%, 07/18/22	9,949	10,388,525
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21[a]	13,000	12,897,799
2.63%, 07/14/26	20,500	20,335,629
2.93%, 03/09/21	31,250	32,239,844
3.78%, 03/09/26[a]	22,775	24,792,091
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)[a]	9,350	9,580,667
SunTrust Banks Inc.
2.90%, 03/03/21 (Call 02/03/21)[a]	15,595	16,184,460
Svenska Handelsbanken AB
2.40%, 10/01/20	25,650	26,310,895
2.45%, 03/30/21[a]	16,060	16,499,962
Toronto-Dominion Bank (The)
1.80%, 07/13/21	4,500	4,473,221
2.13%, 04/07/21	25,800	26,066,705
2.25%, 11/05/19[a]	20,280	20,684,959
2.50%, 12/14/20	16,150	16,588,813
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	3,900	4,003,508
2.95%, 07/15/22 (Call 06/15/22)	22,922	23,882,634
3.00%, 03/15/22 (Call 02/15/22)	12,264	12,978,147

Security	Principal (000s)	Value
3.10%, 04/27/26 (Call 03/27/26)	$5,600	$5,788,541
3.70%, 01/30/24 (Call 12/29/23)	24,350	26,818,272
4.13%, 05/24/21 (Call 04/23/21)	8,694	9,632,793
Series F
3.60%, 09/11/24 (Call 08/11/24)	16,210	17,442,856
Series V
2.38%, 07/22/26 (Call 06/22/26)	6,300	6,243,483
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	20,735	21,117,917
2.80%, 01/27/25 (Call 12/27/24)	19,317	19,970,075
UBS AG/Stamford CT
2.35%, 03/26/20[a]	27,280	27,923,854
4.88%, 08/04/20[a]	9,475	10,573,324
Wachovia Corp.
5.50%, 08/01/35	9,017	10,678,665
Wells Fargo & Co.
2.10%, 07/26/21[a]	17,200	17,260,981
2.50%, 03/04/21	26,225	26,836,376
2.55%, 12/07/20[a]	19,025	19,541,065
2.60%, 07/22/20	29,310	30,298,052
3.00%, 01/22/21	22,339	23,336,412
3.00%, 02/19/25[a]	42,820	44,042,986
3.00%, 04/22/26[a]	56,275	57,759,923
3.30%, 09/09/24	27,911	29,474,817
3.50%, 03/08/22[a]	33,848	36,287,524
3.55%, 09/29/25	39,703	42,533,883
3.90%, 05/01/45[a]	27,555	28,950,314
4.10%, 06/03/26[a]	44,020	48,026,590
4.13%, 08/15/23	18,994	20,672,732
4.30%, 07/22/27[a]	26,365	28,992,003
4.40%, 06/14/46[a]	13,550	14,421,212
4.60%, 04/01/21[a]	35,290	39,274,382
4.65%, 11/04/44	28,210	30,971,336
4.90%, 11/17/45[a]	23,770	27,153,897
5.38%, 02/07/35	7,768	9,655,546
5.38%, 11/02/43	27,300	32,741,319
5.61%, 01/15/44[a]	36,990	46,183,657

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Series M
3.45%, 02/13/23[a]	$35,616	$37,272,112
Series N
2.15%, 01/30/20[a]	38,779	39,548,189
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,850	13,838,351
6.60%, 01/15/38	20,684	28,969,477
Westpac Banking Corp.
2.00%, 08/19/21	9,000	9,012,434
2.10%, 05/13/21[a]	17,770	17,885,237
2.30%, 05/26/20[a]	10,525	10,699,418
2.60%, 11/23/20[a]	23,100	23,728,274
2.70%, 08/19/26	11,500	11,578,335
2.85%, 05/13/26[a]	18,850	19,218,659
4.88%, 11/19/19	33,057	36,195,303

		8,594,558,033
BEVERAGES — 3.85%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23[a]	27,073	27,648,277
2.65%, 02/01/21 (Call 01/01/21)[a]	95,375	98,277,862
3.30%, 02/01/23 (Call 12/01/22)[a]	73,400	77,077,641
3.65%, 02/01/26 (Call 11/01/25)[a]	152,485	162,680,711
3.70%, 02/01/24[a]	20,426	22,068,424
4.00%, 01/17/43[a]	12,091	12,836,745
4.63%, 02/01/44[a]	12,825	14,956,811
4.70%, 02/01/36 (Call 08/01/35)[a]	66,873	77,643,906
4.90%, 02/01/46 (Call 08/01/45)[a]	138,165	167,572,522
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	42,723	43,599,227
3.75%, 07/15/42[a]	13,841	14,189,958
5.00%, 04/15/20[a]	12,912	14,320,889
5.38%, 01/15/20	26,847	30,045,227
6.88%, 11/15/19	10,927	12,661,242
8.20%, 01/15/39[a]	15,662	25,397,607
Coca-Cola Co. (The)
1.88%, 10/27/20[a]	16,595	16,898,498
2.25%, 09/01/26	3,000	3,002,966

Security	Principal (000s)	Value
2.45%, 11/01/20[a]	$13,684	$14,204,883
2.50%, 04/01/23[a]	8,546	8,847,264
2.88%, 10/27/25	25,760	27,177,421
3.15%, 11/15/20	10,006	10,686,086
3.20%, 11/01/23	27,825	29,908,728
3.30%, 09/01/21[a]	17,133	18,482,793
Series 5YR
1.55%, 09/01/21	7,000	6,999,733
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)[a]	15,965	16,516,185
Diageo Investment Corp.
2.88%, 05/11/22[a]	13,684	14,321,698
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	13,000	13,064,258
3.00%, 07/15/26 (Call 04/15/26)	16,700	16,883,757
4.20%, 07/15/46 (Call 01/15/46)	18,500	19,488,966
5.00%, 05/01/42[a]	5,300	6,188,315
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	13,365	19,085,777
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)	11,550	11,738,673
2.15%, 10/14/20 (Call 09/14/20)[a]	11,260	11,545,150
2.75%, 03/05/22[a]	19,463	20,425,303
2.75%, 03/01/23[a]	15,063	15,832,772
2.75%, 04/30/25 (Call 01/30/25)[a]	17,059	17,853,390
2.85%, 02/24/26 (Call 11/24/25)[a]	16,885	17,802,771
3.00%, 08/25/21	9,196	9,765,962
3.10%, 07/17/22 (Call 05/17/22)[a]	9,035	9,676,601
3.13%, 11/01/20	14,479	15,438,053
3.60%, 03/01/24 (Call 12/01/23)	14,205	15,624,224
4.00%, 03/05/42	5,814	6,432,892
4.45%, 04/14/46 (Call 10/14/45)	18,070	21,736,600

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.50%, 01/15/20	$14,530	$15,971,422
4.88%, 11/01/40[a]	10,036	12,411,274
5.50%, 01/15/40	10,046	13,321,884

		1,258,311,348
BIOTECHNOLOGY — 2.30%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	5,000	4,991,629
2.13%, 05/01/20 (Call 04/01/20)[a]	8,678	8,812,153
2.25%, 08/19/23 (Call 06/19/23)	5,750	5,724,766
2.60%, 08/19/26 (Call 05/19/26)	8,000	7,935,048
3.13%, 05/01/25 (Call 02/01/25)[a]	12,700	13,350,093
3.45%, 10/01/20[a]	13,320	14,200,126
3.63%, 05/15/22 (Call 02/15/22)	3,336	3,576,612
3.63%, 05/22/24 (Call 02/22/24)	24,575	26,602,143
3.88%, 11/15/21 (Call 08/15/21)	21,563	23,496,705
4.10%, 06/15/21 (Call 03/15/21)	16,841	18,494,412
4.40%, 05/01/45 (Call 11/01/44)	21,624	23,254,716
4.56%, 06/15/48 (Call 12/15/47)[a,b]	21,741	23,556,337
4.66%, 06/15/51 (Call 12/15/50)[b]	50,928	54,583,138
5.15%, 11/15/41 (Call 05/15/41)	1,000	1,167,000
Biogen Inc.
2.90%, 09/15/20	20,625	21,500,725
3.63%, 09/15/22[a]	15,300	16,345,397
4.05%, 09/15/25 (Call 06/15/25)[a]	20,141	22,083,581
5.20%, 09/15/45 (Call 03/15/45)	25,690	30,988,825
Celgene Corp.
2.88%, 08/15/20[a]	26,257	27,285,201
3.25%, 08/15/22[a]	7,276	7,590,408

Security	Principal (000s)	Value
3.55%, 08/15/22[a]	$9,961	$10,563,789
3.63%, 05/15/24 (Call 02/15/24)	21,566	22,846,194
3.88%, 08/15/25 (Call 05/15/25)[a]	29,500	31,873,909
4.63%, 05/15/44 (Call 11/15/43)	13,390	14,512,181
5.00%, 08/15/45 (Call 02/15/45)[a]	27,300	31,539,646
Gilead Sciences Inc.
2.55%, 09/01/20[a]	24,409	25,307,119
3.25%, 09/01/22 (Call 07/01/22)	14,550	15,485,789
3.50%, 02/01/25 (Call 11/01/24)[a]	26,997	28,899,948
3.65%, 03/01/26 (Call 12/01/25)[a]	35,112	38,093,184
3.70%, 04/01/24 (Call 01/01/24)	19,500	21,091,758
4.40%, 12/01/21 (Call 09/01/21)	16,264	18,320,741
4.50%, 04/01/21 (Call 01/01/21)	15,204	17,047,678
4.50%, 02/01/45 (Call 08/01/44)	27,043	30,223,054
4.60%, 09/01/35 (Call 03/01/35)	17,478	19,685,405
4.75%, 03/01/46 (Call 09/01/45)	27,234	31,646,720
4.80%, 04/01/44 (Call 10/01/43)	25,045	28,950,575
5.65%, 12/01/41 (Call 06/01/41)[a]	9,520	12,118,021

		753,744,726
CHEMICALS — 1.41%
CF Industries Inc.
3.45%, 06/01/23[a]	11,369	11,309,048
4.95%, 06/01/43	6,746	6,232,370
5.15%, 03/15/34[a]	11,030	10,895,115
5.38%, 03/15/44[a]	11,113	10,687,348
7.13%, 05/01/20	4,810	5,501,120
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	10,322	10,656,846

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.50%, 10/01/24 (Call 07/01/24)	$17,064	$18,069,889
4.13%, 11/15/21 (Call 08/15/21)	19,898	21,867,307
4.25%, 11/15/20 (Call 08/15/20)	12,229	13,281,795
4.38%, 11/15/42 (Call 05/15/42)	19,315	19,851,051
5.25%, 11/15/41 (Call 05/15/41)[a]	8,338	9,370,147
7.38%, 11/01/29[a]	12,252	16,583,420
9.40%, 05/15/39[a]	9,976	16,246,951
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	17,853	18,342,169
3.60%, 08/15/22 (Call 05/15/22)	6,926	7,282,231
3.80%, 03/15/25 (Call 12/15/24)[a]	13,770	14,521,582
4.65%, 10/15/44 (Call 04/15/44)[a]	8,245	8,400,164
Ecolab Inc.
4.35%, 12/08/21[a]	14,150	15,875,055
5.50%, 12/08/41	10,708	13,536,739
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	13,874	14,209,928
3.63%, 01/15/21[a]	16,113	17,275,472
4.15%, 02/15/43[a]	7,774	8,132,122
4.63%, 01/15/20[a]	10,623	11,658,522
LYB International Finance BV
4.00%, 07/15/23[a]	11,156	12,130,628
4.88%, 03/15/44 (Call 09/15/43)[a]	13,064	14,176,662
5.25%, 07/15/43	7,753	8,763,775
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	15,671	15,606,790
5.75%, 04/15/24 (Call 01/15/24)[a]	17,270	20,724,359
6.00%, 11/15/21 (Call 08/17/21)[a]	8,653	10,097,242
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	10,109	10,493,520

Security	Principal (000s)	Value
4.40%, 07/15/44 (Call 01/15/44)[a]	$11,650	$12,046,271
4.70%, 07/15/64 (Call 01/15/64)[a]	10,735	10,245,162
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	16,765	17,802,210
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	16,217	17,143,821
Rohm & Haas Co.
7.85%, 07/15/29	8,531	11,861,984

		460,878,815
COMMERCIAL SERVICES — 0.15%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	11,282	11,670,480
3.38%, 09/15/25 (Call 06/15/25)	15,643	17,081,563
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	9,550	10,735,012
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	5,150	5,461,175
4.80%, 04/01/26 (Call 01/01/26)[a]	3,550	3,927,603

		48,875,833
COMPUTERS — 3.80%
Apple Inc.
1.55%, 02/07/20[a]	12,588	12,659,403
2.00%, 05/06/20[a]	16,869	17,206,441
2.15%, 02/09/22[a]	18,741	19,063,323
2.25%, 02/23/21 (Call 01/23/21)	39,410	40,431,101
2.40%, 05/03/23[a]	73,020	74,848,983
2.45%, 08/04/26 (Call 05/04/26)	10,000	10,024,496
2.50%, 02/09/25	22,513	22,816,167
2.70%, 05/13/22[a]	20,169	21,067,114
2.85%, 05/06/21[a]	41,571	43,875,946
2.85%, 02/23/23 (Call 12/23/22)[a]	17,095	17,946,642

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.20%, 05/13/25	$25,207	$26,918,175
3.25%, 02/23/26 (Call 11/23/25)[a]	50,930	54,472,115
3.45%, 05/06/24[a]	37,579	40,839,095
3.45%, 02/09/45	25,242	24,596,809
3.85%, 05/04/43	43,150	44,843,814
3.85%, 08/04/46 (Call 02/04/46)[a]	12,055	12,574,919
4.38%, 05/13/45	23,715	26,570,668
4.45%, 05/06/44	18,412	20,829,499
4.50%, 02/23/36 (Call 08/23/35)[a]	7,005	8,053,718
4.65%, 02/23/46 (Call 08/23/45)[a]	53,045	62,278,437
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 06/15/21 (Call 05/15/21)[a,b]	48,204	50,376,400
5.45%, 06/15/23 (Call 04/15/23)[b]	50,361	53,697,588
6.02%, 06/15/26 (Call 03/15/26)[b]	55,940	60,003,621
8.10%, 07/15/36 (Call 01/15/36)[b]	19,250	22,351,862
8.35%, 07/15/46 (Call 01/15/46)[a,b]	34,170	39,677,210
EMC Corp.
2.65%, 06/01/20[a]	27,285	27,097,825
3.38%, 06/01/23 (Call 03/01/23)[a]	17,367	16,997,951
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a,b]	35,955	37,643,472
4.40%, 10/15/22 (Call 08/15/22)[a,b]	20,925	22,082,718
4.90%, 10/15/25 (Call 07/15/25)[a,b]	40,400	43,173,864
6.20%, 10/15/35 (Call 04/15/35)[b]	12,675	13,305,238
6.35%, 10/15/45 (Call 04/15/45)[a,b]	11,850	12,163,892
HP Inc.
4.30%, 06/01/21[a]	16,422	17,649,656
4.38%, 09/15/21[a]	16,055	17,301,070

Security	Principal (000s)	Value
4.65%, 12/09/21[a]	$16,799	$18,359,625
6.00%, 09/15/41[a]	14,302	14,713,303
International Business Machines Corp.
1.63%, 05/15/20[a]	19,527	19,676,194
1.88%, 08/01/22[a]	6,851	6,823,588
2.25%, 02/19/21[a]	12,300	12,650,150
2.88%, 11/09/22	13,425	14,105,317
3.38%, 08/01/23[a]	13,275	14,353,734
3.45%, 02/19/26[a]	25,050	27,281,752
3.63%, 02/12/24[a]	26,895	29,486,565
4.00%, 06/20/42[a]	9,654	10,263,359
4.70%, 02/19/46[a]	1,000	1,189,059
8.38%, 11/01/19[a]	8,637	10,489,683
Seagate HDD Cayman
4.75%, 06/01/23[a]	13,623	13,231,339
4.75%, 01/01/25[a]	14,546	13,418,685

		1,241,481,585
COSMETICS & PERSONAL CARE — 0.15%
Procter & Gamble Co. (The)
2.30%, 02/06/22[a]	15,748	16,303,534
3.10%, 08/15/23[a]	11,054	11,945,313
5.55%, 03/05/37[a]	14,623	20,775,307

		49,024,154
DIVERSIFIED FINANCIAL SERVICES — 2.69%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)[a]	10,000	10,340,643
4.50%, 05/15/21[a]	12,500	13,187,500
5.00%, 10/01/21[a]	13,500	14,563,125
American Express Co.
2.65%, 12/02/22[a]	30,853	31,623,665
4.05%, 12/03/42	14,294	15,264,756
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)[a]	17,900	18,203,851
2.38%, 05/26/20 (Call 04/25/20)	28,295	28,971,652
Series F
2.60%, 09/14/20 (Call 08/14/20)[a]	18,929	19,519,195

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Ameriprise Financial Inc.
4.00%, 10/15/23	$16,723	$18,471,473
5.30%, 03/15/20	3,270	3,636,549
Capital One Bank USA N.A.
3.38%, 02/15/23[a]	13,490	13,800,506
CME Group Inc.
3.00%, 09/15/22	8,098	8,588,344
3.00%, 03/15/25 (Call 12/15/24)[a]	9,669	10,208,823
5.30%, 09/15/43 (Call 03/15/43)	11,831	15,766,492
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[a]	82,564	85,024,985
3.37%, 11/15/25[b]	950	1,038,264
3.37%, 11/15/25	40,141	43,868,975
4.42%, 11/15/35	125,322	143,363,317
HSBC Finance Corp.
6.68%, 01/15/21[a]	27,796	32,001,190
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)[a]	14,430	15,059,396
3.75%, 12/01/25 (Call 09/01/25)[a]	20,875	22,879,605
4.00%, 10/15/23	4,475	4,943,082
International Lease Finance Corp.
5.88%, 08/15/22[a]	10,500	11,865,000
8.25%, 12/15/20[a]	10,000	11,940,492
Jefferies Group LLC
6.88%, 04/15/21[a]	11,752	13,512,015
Nomura Holdings Inc.
6.70%, 03/04/20[a]	13,233	15,201,834
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)[a]	8,235	8,312,922
3.00%, 08/15/19 (Call 07/15/19)[a]	8,519	8,688,128
3.70%, 08/04/26 (Call 05/04/26)	3,000	2,980,492
3.75%, 08/15/21 (Call 06/15/21)[a]	8,990	9,430,366
4.25%, 08/15/24 (Call 05/15/24)[a]	11,295	11,887,116

Security	Principal (000s)	Value
4.50%, 07/23/25 (Call 04/24/25)	$14,150	$14,942,759
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)[a]	39,115	40,267,993
2.80%, 12/14/22 (Call 10/14/22)	33,045	34,692,145
3.15%, 12/14/25 (Call 09/14/25)[a]	47,500	50,642,671
4.15%, 12/14/35 (Call 06/14/35)	19,769	22,703,109
4.30%, 12/14/45 (Call 06/14/45)	44,590	52,834,027

		880,226,457
ELECTRIC — 1.68%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)[a]	11,421	13,065,788
5.15%, 11/15/43 (Call 05/15/43)[a]	12,969	16,021,360
6.13%, 04/01/36[a]	22,755	30,485,388
6.50%, 09/15/37	13,601	18,930,926
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	11,336	13,124,005
4.63%, 12/01/54 (Call 06/01/54)	12,390	14,654,961
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	600	652,605
5.30%, 02/15/40	8,767	11,288,503
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	7,565	7,545,553
2.65%, 09/01/26 (Call 06/01/26)	12,545	12,490,146
3.75%, 04/15/24 (Call 01/15/24)	19,876	21,628,049
3.75%, 09/01/46 (Call 03/01/46)	15,660	15,846,716
Duke Energy Florida LLC
6.40%, 06/15/38	10,336	14,788,224

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)[a,b]	$8,000	$8,194,316
3.55%, 06/15/26 (Call 03/15/26)[a,b]	5,500	5,793,612
4.75%, 06/15/46 (Call 12/15/45)[a,b]	7,500	8,305,861
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)[a]	14,671	15,199,994
3.40%, 04/15/26 (Call 01/15/26)[a]	5,875	6,188,036
3.95%, 06/15/25 (Call 03/15/25)[a]	15,125	16,560,379
4.45%, 04/15/46 (Call 10/15/45)	14,950	16,628,537
5.10%, 06/15/45 (Call 12/15/44)	4,724	5,619,254
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	5,475	5,624,759
5.60%, 06/15/42 (Call 12/15/41)[a]	6,858	7,307,689
6.25%, 10/01/39[a]	11,301	12,953,143
Georgia Power Co.
4.30%, 03/15/42	17,102	18,893,005
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	7,241	8,378,321
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	8,273	10,493,111
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	7,122	7,644,401
5.40%, 01/15/40	12,281	15,820,055
5.80%, 03/01/37	11,386	15,128,190
6.05%, 03/01/34	37,226	50,246,222
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	10,506	12,871,413
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	20,050	20,325,818

Security	Principal (000s)	Value
2.95%, 07/01/23 (Call 05/01/23)	$15,100	$15,536,715
3.25%, 07/01/26 (Call 04/01/26)[a]	25,460	26,541,324
4.40%, 07/01/46 (Call 01/01/46)[a]	25,600	28,253,530
Virginia Electric & Power Co. Series A
3.15%, 01/15/26 (Call 10/15/25)	19,425	20,644,948

		549,674,857
ELECTRONICS — 0.15%
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[b]	18,050	18,798,636
Honeywell International Inc.
4.25%, 03/01/21[a]	7,249	8,093,713
Koninklijke Philips NV
3.75%, 03/15/22	11,181	12,015,407
6.88%, 03/11/38	8,144	10,827,194

		49,734,950
ENGINEERING & CONSTRUCTION — 0.10%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	25,263	26,356,416
4.38%, 05/08/42[a]	4,367	5,105,177

		31,461,593
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	13,695	14,727,562
5.00%, 03/01/20[a]	9,032	9,988,479
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)[a]	9,274	10,449,234

		35,165,275
FOOD — 1.47%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	11,574	12,261,482
JM Smucker Co. (The)
3.50%, 10/15/21	25	26,826
3.50%, 03/15/25[a]	24,515	26,436,277

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Kellogg Co.
3.25%, 04/01/26[a]	$6,450	$6,696,332
4.00%, 12/15/20[a]	12,877	14,042,041
Series B
7.45%, 04/01/31	1,456	1,993,404
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	24,200	25,163,097
3.00%, 06/01/26 (Call 03/01/26)[a]	23,580	23,895,423
3.50%, 06/06/22[a]	24,081	25,716,842
3.50%, 07/15/22 (Call 05/15/22)	23,645	25,258,220
3.95%, 07/15/25 (Call 04/15/25)	14,765	16,070,818
4.38%, 06/01/46 (Call 12/01/45)[a]	42,125	45,549,101
5.00%, 07/15/35 (Call 01/15/35)	11,207	13,130,955
5.00%, 06/04/42	21,453	24,632,991
5.20%, 07/15/45 (Call 01/15/45)[a]	26,350	31,623,233
5.38%, 02/10/20	13,705	15,330,926
6.50%, 02/09/40	14,969	20,400,273
6.88%, 01/26/39[a]	9,190	12,896,173
Kroger Co. (The)
6.15%, 01/15/20	12,752	14,715,776
Mondelez International Inc.
4.00%, 02/01/24 (Call 11/01/23)	17,074	18,827,510
6.50%, 02/09/40[a]	1,961	2,673,620
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	9,320	9,622,331
3.30%, 07/15/26 (Call 04/15/26)[a]	11,760	12,320,440
3.75%, 10/01/25 (Call 07/01/25)	11,120	12,068,267
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)[a]	20,550	22,277,304
4.50%, 06/15/22 (Call 03/15/22)	15,245	16,904,424

Security	Principal (000s)	Value
Unilever Capital Corp.
4.25%, 02/10/21[a]	$12,813	$14,272,900
5.90%, 11/15/32	10,659	15,066,650

		479,873,636
FOREST PRODUCTS & PAPER — 0.14%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	10,250	10,201,422
3.65%, 06/15/24 (Call 03/15/24)[a]	13,275	14,024,817
4.40%, 08/15/47 (Call 02/15/47)	9,785	9,943,781
4.80%, 06/15/44 (Call 12/15/43)	9,500	10,045,740
7.30%, 11/15/39	1,050	1,415,290

		45,631,050
GAS — 0.04%
Sempra Energy
6.00%, 10/15/39[a]	10,195	13,167,971

		13,167,971
HEALTH CARE – PRODUCTS — 1.74%
Abbott Laboratories
2.00%, 03/15/20[a]	12,289	12,402,432
2.55%, 03/15/22[a]	6,408	6,547,271
2.95%, 03/15/25 (Call 12/15/24)[a]	12,795	13,178,881
Becton Dickinson and Co.
2.68%, 12/15/19	3,491	3,614,600
3.13%, 11/08/21[a]	10,016	10,548,941
3.73%, 12/15/24 (Call 09/15/24)	29,740	32,350,384
4.69%, 12/15/44 (Call 06/15/44)	19,075	22,020,062
Boston Scientific Corp.
3.85%, 05/15/25[a]	7,405	7,911,907
6.00%, 01/15/20	12,506	14,133,884
Medtronic Inc.
2.50%, 03/15/20	29,593	30,657,016
3.15%, 03/15/22	30,304	32,147,432
3.50%, 03/15/25[a]	51,369	55,629,791
3.63%, 03/15/24 (Call 12/15/23)	14,544	15,900,250
4.38%, 03/15/35	27,109	31,058,621

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.45%, 03/15/20	$12,143	$13,379,153
4.63%, 03/15/45	58,353	69,971,322
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)	6,142	6,338,305
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	12,060	12,459,551
3.38%, 11/01/25 (Call 08/01/25)	6,828	7,216,678
3.50%, 03/15/26 (Call 12/15/25)[a]	15,715	16,729,185
4.63%, 03/15/46 (Call 09/15/45)[a]	9,775	11,191,364
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	12,515	12,824,213
3.15%, 01/15/23 (Call 10/15/22)	6,898	7,101,297
3.30%, 02/15/22	11,042	11,573,897
3.60%, 08/15/21 (Call 05/15/21)[a]	12,656	13,489,261
4.15%, 02/01/24 (Call 11/01/23)	18,701	20,504,749
4.50%, 03/01/21	8,906	9,839,695
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	7,470	7,640,970
3.15%, 04/01/22 (Call 02/01/22)[a]	12,350	12,729,522
3.55%, 04/01/25 (Call 01/01/25)	35,623	37,138,100
4.45%, 08/15/45 (Call 02/15/45)	11,490	12,128,546

		570,357,280
HEALTH CARE – SERVICES — 1.75%
Aetna Inc.
2.40%, 06/15/21 (Call 05/15/21)[a]	19,125	19,388,753
2.75%, 11/15/22 (Call 08/15/22)[a]	13,585	13,727,321
2.80%, 06/15/23 (Call 04/15/23)[a]	17,125	17,522,678

Security	Principal (000s)	Value
3.20%, 06/15/26 (Call 03/15/26)	$38,645	$39,352,227
3.50%, 11/15/24 (Call 08/15/24)	21,950	23,318,157
3.95%, 09/01/20[a]	11,465	12,352,003
4.25%, 06/15/36 (Call 12/15/35)	17,150	17,933,400
4.38%, 06/15/46 (Call 12/15/45)	32,400	33,660,117
6.63%, 06/15/36	11,723	16,078,539
Anthem Inc.
3.13%, 05/15/22	10,885	11,289,626
3.30%, 01/15/23	10,150	10,643,896
3.50%, 08/15/24 (Call 05/15/24)	12,525	13,211,377
4.63%, 05/15/42	13,534	14,958,625
4.65%, 01/15/43	11,125	12,422,525
4.65%, 08/15/44 (Call 02/15/44)[a]	11,594	12,848,532
5.85%, 01/15/36[a]	9,582	11,941,835
6.38%, 06/15/37[a]	890	1,174,714
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)[a]	11,090	11,404,699
4.00%, 02/15/22 (Call 11/15/21)[a]	9,489	10,255,427
5.38%, 02/15/42 (Call 08/15/41)	10,385	12,743,057
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	7,985	8,982,041
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	10,071	10,572,618
4.70%, 02/01/45 (Call 08/01/44)[a]	12,605	13,802,604
UnitedHealth Group Inc.
2.13%, 03/15/21	12,106	12,339,767
2.70%, 07/15/20	18,834	19,597,592
2.88%, 12/15/21	7,750	8,129,203
2.88%, 03/15/22 (Call 12/15/21)	13,062	13,691,318

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.88%, 03/15/23	$6,277	$6,552,905
3.10%, 03/15/26[a]	14,400	15,196,421
3.35%, 07/15/22[a]	15,992	17,174,527
3.75%, 07/15/25[a]	36,648	40,598,915
4.25%, 03/15/43 (Call 09/15/42)	12,039	13,700,826
4.63%, 07/15/35[a]	14,110	16,725,822
4.75%, 07/15/45[a]	25,666	31,913,220
5.80%, 03/15/36[a]	4,150	5,534,834
6.88%, 02/15/38	14,564	21,693,627

		572,433,748
HOLDING COMPANIES – DIVERSIFIED — 0.03%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	9,071	9,171,345

		9,171,345
HOUSEWARES — 0.29%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	9,350	9,739,055
3.85%, 04/01/23 (Call 02/01/23)	21,600	23,080,054
4.20%, 04/01/26 (Call 01/01/26)[a]	24,625	26,955,261
5.50%, 04/01/46 (Call 10/01/45)	27,730	34,346,891

		94,121,261
INSURANCE — 1.99%
Aflac Inc.
3.63%, 11/15/24[a]	16,418	17,752,910
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	13,301	13,960,457
3.75%, 07/10/25 (Call 04/10/25)[a]	4,925	5,171,780
3.88%, 01/15/35 (Call 07/15/34)[a]	22,423	22,255,922
3.90%, 04/01/26 (Call 01/01/26)[a]	20,465	21,567,736
4.13%, 02/15/24	19,995	21,572,757
4.38%, 01/15/55 (Call 07/15/54)	12,226	11,913,477

Security	Principal (000s)	Value
4.50%, 07/16/44 (Call 01/16/44)[a]	$27,543	$28,412,811
4.80%, 07/10/45 (Call 01/10/45)[a]	11,600	12,460,472
4.88%, 06/01/22	17,014	19,051,406
6.25%, 05/01/36	12,807	15,974,510
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	5,000	5,380,728
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	11,970	12,645,241
4.25%, 01/15/21[a]	4,321	4,798,671
5.75%, 01/15/40[a]	9,488	12,843,379
Berkshire Hathaway Inc.
2.10%, 08/14/19[a]	6,180	6,328,170
2.20%, 03/15/21 (Call 02/15/21)[a]	9,300	9,554,365
2.75%, 03/15/23 (Call 01/15/23)	34,145	35,514,976
3.13%, 03/15/26 (Call 12/15/25)[a]	36,155	38,399,459
4.50%, 02/11/43[a]	8,693	10,256,351
Chubb Corp. (The)
6.00%, 05/11/37	7,101	9,782,421
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	14,370	14,777,236
2.88%, 11/03/22 (Call 09/03/22)[a]	13,899	14,638,844
3.15%, 03/15/25[a]	11,350	12,025,811
3.35%, 05/03/26 (Call 02/03/26)[a]	22,375	23,967,975
4.35%, 11/03/45 (Call 05/03/45)[a]	21,085	24,961,861
Manulife Financial Corp.
4.15%, 03/04/26	15,725	17,118,035
5.38%, 03/04/46	9,300	11,276,862
MetLife Inc.
3.60%, 04/10/24	19,372	20,488,009
4.05%, 03/01/45[a]	15,405	15,341,898
4.13%, 08/13/42	11,578	11,724,247
4.60%, 05/13/46 (Call 11/13/45)[a]	7,850	8,547,476

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.75%, 02/08/21[a]	$14,261	$16,027,671
4.88%, 11/13/43	12,915	14,447,490
5.70%, 06/15/35	6,525	8,028,221
5.88%, 02/06/41	13,400	16,912,999
6.38%, 06/15/34	8,149	10,589,003
Series D
4.37%, 09/15/23[a]	13,810	15,311,135
Prudential Financial Inc.
4.60%, 05/15/44[a]	12,620	13,688,224
5.70%, 12/14/36	2,920	3,514,298
Series D
6.63%, 12/01/37	13,295	17,388,618
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,925	10,402,600
6.25%, 06/15/37	9,255	12,967,880

		649,744,392
INTERNET — 0.54%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	10,000	9,866,186
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	18,272	18,862,721
2.60%, 12/05/19 (Call 11/05/19)	12,129	12,622,687
3.30%, 12/05/21 (Call 10/05/21)[a]	12,674	13,637,062
3.80%, 12/05/24 (Call 09/05/24)[a]	14,682	16,432,946
4.80%, 12/05/34 (Call 06/05/34)[a]	12,615	15,201,824
4.95%, 12/05/44 (Call 06/05/44)	23,902	30,034,720
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	12,985	13,100,774
2.88%, 08/01/21 (Call 06/01/21)[a]	11,503	11,843,975
3.45%, 08/01/24 (Call 05/01/24)[a]	10,230	10,627,127
3.80%, 03/09/22 (Call 02/09/22)	5,200	5,557,187
4.00%, 07/15/42 (Call 01/15/42)[a]	7,297	6,751,182

Security	Principal (000s)	Value
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)[a,b]	$11,100	$11,710,955

		176,249,346
LODGING — 0.04%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)[a]	7,150	7,184,187
Series R
3.13%, 06/15/26 (Call 03/15/26)	4,700	4,788,858

		11,973,045
MACHINERY — 0.40%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	8,500	8,438,800
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	17,220	18,633,140
3.80%, 08/15/42[a]	17,917	18,818,858
3.90%, 05/27/21[a]	15,922	17,527,754
5.20%, 05/27/41[a]	9,398	11,745,315
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	11,559	11,988,582
3.90%, 06/09/42 (Call 12/09/41)[a]	17,196	19,044,405
4.38%, 10/16/19[a]	9,171	10,025,727
John Deere Capital Corp.
2.80%, 03/06/23	12,900	13,472,821

		129,695,402
MANUFACTURING — 1.53%
3M Co.
5.70%, 03/15/37[a]	8,151	11,163,600
Eaton Corp.
2.75%, 11/02/22	17,780	18,346,371
4.15%, 11/02/42[a]	17,990	19,819,801
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	18,139	18,788,267
2.70%, 10/09/22[a]	40,052	41,799,529
3.10%, 01/09/23	17,417	18,595,262
3.15%, 09/07/22	25,135	26,787,385

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.38%, 03/11/24[a]	$10,843	$11,857,345
3.45%, 05/15/24 (Call 02/13/24)	1,140	1,248,184
4.13%, 10/09/42	27,658	31,224,062
4.38%, 09/16/20	11,386	12,629,603
4.50%, 03/11/44	30,700	36,061,994
4.63%, 01/07/21[a]	18,438	20,798,079
4.65%, 10/17/21	6,235	7,114,738
5.30%, 02/11/21	20,253	23,318,245
5.50%, 01/08/20	17,793	20,181,212
5.88%, 01/14/38[a]	26,809	36,671,111
6.15%, 08/07/37	16,997	23,653,564
6.88%, 01/10/39	27,681	42,244,445
Series A
6.75%, 03/15/32	46,721	66,440,387
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	10,430	11,667,914

		500,411,098
MEDIA — 5.05%
21st Century Fox America Inc.
3.00%, 09/15/22	8,152	8,493,614
4.50%, 02/15/21[a]	9,088	10,110,204
6.15%, 03/01/37[a]	7,379	9,403,494
6.15%, 02/15/41[a]	21,131	27,257,819
6.20%, 12/15/34	15,764	20,179,790
6.40%, 12/15/35	17,355	22,549,886
6.65%, 11/15/37	15,096	20,318,620
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	1,065	1,105,556
4.00%, 01/15/26 (Call 10/15/25)[a]	10,520	11,266,638
7.88%, 07/30/30	9,245	13,064,937
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[a,b]	23,410	24,491,542
4.46%, 07/23/22 (Call 05/23/22)[b]	39,860	43,274,208
4.91%, 07/23/25 (Call 04/23/25)[a,b]	63,695	70,291,885

Security	Principal (000s)	Value
6.38%, 10/23/35 (Call 04/23/35)[b]	$32,130	$38,447,899
6.48%, 10/23/45 (Call 04/23/45)[a,b]	43,810	53,859,786
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	19,243	27,133,357
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10,195	10,116,472
2.75%, 03/01/23 (Call 02/01/23)	14,075	14,640,246
2.85%, 01/15/23	13,570	14,226,139
3.13%, 07/15/22[a]	14,255	15,192,216
3.15%, 03/01/26 (Call 12/01/25)[a]	25,220	26,680,755
3.20%, 07/15/36 (Call 01/15/36)[a]	7,900	7,849,704
3.38%, 02/15/25 (Call 11/15/24)	16,758	18,099,079
3.38%, 08/15/25 (Call 05/15/25)	21,510	23,232,764
3.40%, 07/15/46 (Call 01/15/46)[a]	15,730	15,435,121
3.60%, 03/01/24	18,721	20,504,484
4.20%, 08/15/34 (Call 02/15/34)	23,845	26,719,565
4.25%, 01/15/33	25,126	28,152,042
4.40%, 08/15/35 (Call 02/15/35)[a]	11,990	13,766,170
4.60%, 08/15/45 (Call 02/15/45)[a]	23,809	28,145,164
4.65%, 07/15/42	8,911	10,446,740
4.75%, 03/01/44	14,798	17,627,277
5.15%, 03/01/20	13,143	14,772,108
5.65%, 06/15/35	12,002	15,565,259
6.40%, 05/15/38	5,875	8,253,538
6.40%, 03/01/40[a]	18,131	25,722,422
6.45%, 03/15/37	22,761	31,936,678
6.50%, 11/15/35	14,577	20,442,670
6.55%, 07/01/39[a]	13,353	19,080,309
6.95%, 08/15/37	20,371	30,015,982
7.05%, 03/15/33[a]	12,060	17,351,663

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Discovery Communications LLC
4.88%, 04/01/43[a]	$15,279	$14,442,110
5.05%, 06/01/20	15,815	17,375,120
6.35%, 06/01/40	9,810	10,454,726
Historic TW Inc.
6.63%, 05/15/29	15,471	20,421,756
NBCUniversal Media LLC
2.88%, 01/15/23[a]	10,930	11,453,951
4.38%, 04/01/21[a]	23,852	26,690,128
4.45%, 01/15/43	13,243	15,040,470
5.15%, 04/30/20	27,137	30,590,313
5.95%, 04/01/41	17,124	23,403,092
6.40%, 04/30/40	10,193	14,510,177
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	17,568	18,737,005
4.50%, 09/15/42 (Call 03/15/42)	12,630	12,178,722
5.00%, 02/01/20	22,701	24,702,236
5.50%, 09/01/41 (Call 03/01/41)	17,683	19,145,426
5.88%, 11/15/40 (Call 05/15/40)	14,746	16,359,321
6.55%, 05/01/37	21,904	26,423,222
6.75%, 06/15/39	18,803	23,169,145
7.30%, 07/01/38	15,635	20,256,317
Time Warner Entertainment Co. LP
8.38%, 03/15/23	17,380	22,557,551
8.38%, 07/15/33	8,555	11,691,815
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	9,600	9,750,608
3.55%, 06/01/24 (Call 03/01/24)	14,725	15,633,198
3.60%, 07/15/25 (Call 04/15/25)	29,450	31,604,435
4.70%, 01/15/21	11,303	12,591,151
4.75%, 03/29/21[a]	11,585	12,961,162
4.85%, 07/15/45 (Call 01/15/45)[a]	4,050	4,647,471
4.88%, 03/15/20	10,984	12,150,834
6.10%, 07/15/40	10,370	13,284,914
6.25%, 03/29/41[a]	22,270	29,194,522

Security	Principal (000s)	Value
6.50%, 11/15/36	$15,848	$20,615,234
7.63%, 04/15/31	13,104	18,394,516
7.70%, 05/01/32	27,100	38,725,949
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)[a]	25,629	27,384,956
4.38%, 03/15/43	13,460	12,144,320
5.85%, 09/01/43 (Call 03/01/43)[a]	20,567	23,013,636
6.88%, 04/30/36	9,544	11,275,063
Walt Disney Co. (The)
1.85%, 07/30/26	19,570	18,907,133
2.15%, 09/17/20	9,025	9,275,996
2.30%, 02/12/21	10,555	10,912,202
2.35%, 12/01/22[a]	10,677	10,973,666
2.75%, 08/16/21	14,633	15,425,877
3.00%, 02/13/26[a]	16,250	17,272,892
3.15%, 09/17/25[a]	9,050	9,790,702
4.13%, 06/01/44[a]	10,087	11,571,910

		1,652,328,752
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	16,737	17,391,134
3.25%, 06/15/25 (Call 03/15/25)[a]	13,497	14,552,399

		31,943,533
MINING — 1.03%
Barrick Gold Corp.
5.25%, 04/01/42[a]	14,650	16,049,664
Barrick North America Finance LLC
4.40%, 05/30/21	8,902	9,697,436
5.70%, 05/30/41[a]	12,345	14,215,728
5.75%, 05/01/43[a]	11,186	13,167,624
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	9,580	10,912,266
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	9,618	10,060,020
3.25%, 11/21/21[a]	18,736	19,905,999
3.85%, 09/30/23[a]	30,502	33,544,175
4.13%, 02/24/42[a]	11,615	12,212,744
5.00%, 09/30/43[a]	30,365	36,032,642

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	$13,095	$13,696,440
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	26,517	27,536,168
4.88%, 03/15/42 (Call 09/15/41)	12,096	12,784,669
6.25%, 10/01/39	8,599	10,085,905
Rio Tinto Alcan Inc.
6.13%, 12/15/33[a]	3,850	4,465,279
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)[a]	12,641	13,404,840
4.13%, 05/20/21	2,058	2,250,974
5.20%, 11/02/40[a]	14,055	16,323,632
7.13%, 07/15/28	11,048	14,645,034
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	16,467	16,960,177
3.50%, 03/22/22 (Call 12/22/21)	15,599	16,560,441
4.13%, 08/21/42 (Call 02/21/42)[a]	11,894	12,134,713

		336,646,570
OFFICE & BUSINESS EQUIPMENT — 0.06%
Xerox Corp.
4.50%, 05/15/21[a]	18,762	19,491,846

		19,491,846
OIL & GAS — 6.80%
Anadarko Finance Co.
7.50%, 05/01/31	10,085	12,188,680
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	14,070	14,979,474
5.55%, 03/15/26 (Call 12/15/25)[a]	13,400	14,815,115
6.20%, 03/15/40	11,571	12,855,633
6.45%, 09/15/36	22,439	25,653,925
6.60%, 03/15/46 (Call 09/15/45)[a]	12,265	14,585,961
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	15,117	15,426,017

Security	Principal (000s)	Value
4.25%, 01/15/44 (Call 07/15/43)	$6,074	$5,922,983
4.75%, 04/15/43 (Call 10/15/42)	16,869	17,318,857
5.10%, 09/01/40 (Call 03/01/40)	24,740	25,353,869
6.00%, 01/15/37	13,545	15,486,191
BP Capital Markets PLC
2.32%, 02/13/20[a]	10,866	11,077,188
2.50%, 11/06/22	17,363	17,516,558
2.52%, 01/15/20	21,055	21,622,891
2.75%, 05/10/23	19,876	20,179,817
3.06%, 03/17/22[a]	13,780	14,432,759
3.12%, 05/04/26 (Call 02/04/26)[a]	18,400	19,012,424
3.25%, 05/06/22	27,703	29,268,638
3.51%, 03/17/25[a]	10,295	10,964,780
3.54%, 11/04/24[a]	14,863	15,856,392
3.56%, 11/01/21[a]	11,879	12,770,840
3.81%, 02/10/24[a]	4,013	4,348,372
3.99%, 09/26/23[a]	6,940	7,589,566
4.50%, 10/01/20	19,337	21,322,053
4.74%, 03/11/21	25,433	28,750,798
Canadian Natural Resources Ltd.
6.25%, 03/15/38	9,548	10,397,112
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	19,859	20,159,487
2.10%, 05/16/21 (Call 04/15/21)	16,200	16,487,028
2.19%, 11/15/19 (Call 10/15/19)	7,513	7,692,094
2.36%, 12/05/22 (Call 09/05/22)	27,133	27,723,704
2.42%, 11/17/20 (Call 10/17/20)	24,295	25,057,268
2.43%, 06/24/20 (Call 05/24/20)[a]	7,239	7,470,689
2.57%, 05/16/23 (Call 03/16/23)	8,750	8,931,913
2.95%, 05/16/26 (Call 02/16/26)[a]	33,325	34,720,308

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.19%, 06/24/23 (Call 03/24/23)[a]	$28,830	$30,854,154
3.33%, 11/17/25 (Call 08/17/25)[a]	14,190	15,281,343
ConocoPhillips
6.00%, 01/15/20[a]	14,478	16,381,195
6.50%, 02/01/39	37,949	49,843,784
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)[a]	12,325	12,291,230
2.88%, 11/15/21 (Call 09/15/21)	9,400	9,615,663
3.35%, 11/15/24 (Call 08/15/24)[a]	13,761	14,077,517
4.20%, 03/15/21 (Call 02/15/21)[a]	11,725	12,651,830
4.30%, 11/15/44 (Call 05/15/44)[a]	13,315	13,682,096
4.95%, 03/15/26 (Call 12/15/25)[a]	16,500	18,757,933
ConocoPhillips Holding Co.
6.95%, 04/15/29	16,656	21,044,098
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[a]	14,077	13,982,711
4.75%, 05/15/42 (Call 11/15/41)	9,383	8,680,611
5.00%, 06/15/45 (Call 12/15/44)	9,225	8,780,629
5.60%, 07/15/41 (Call 01/15/41)	19,868	19,722,115
5.85%, 12/15/25 (Call 09/15/25)[a]	11,425	12,842,854
7.95%, 04/15/32	12,169	14,900,014
Devon Financing Co. LLC
7.88%, 09/30/31	14,663	18,049,764
Encana Corp.
6.50%, 08/15/34	2,450	2,472,527
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	15,047	15,061,176
4.10%, 02/01/21	11,396	12,313,722
4.15%, 01/15/26 (Call 10/15/25)[a]	8,750	9,634,377

Security	Principal (000s)	Value
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	$4,625	$4,703,376
2.22%, 03/01/21 (Call 02/01/21)	46,943	48,194,946
2.40%, 03/06/22 (Call 01/06/22)	9,850	10,120,782
2.71%, 03/06/25 (Call 12/06/24)	23,852	24,798,474
2.73%, 03/01/23 (Call 01/01/23)	20,800	21,668,833
3.04%, 03/01/26 (Call 12/01/25)[a]	32,760	34,778,884
3.18%, 03/15/24 (Call 12/15/23)[a]	11,885	12,724,554
3.57%, 03/06/45 (Call 09/06/44)[a]	14,180	14,941,155
4.11%, 03/01/46 (Call 09/01/45)[a]	30,960	35,309,558
Hess Corp.
5.60%, 02/15/41	10,474	10,718,416
6.00%, 01/15/40	12,133	12,655,400
7.30%, 08/15/31	11,863	13,786,033
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	16,763	17,263,815
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	14,340	13,116,312
3.85%, 06/01/25 (Call 03/01/25)[a]	5,434	5,090,544
6.60%, 10/01/37	9,706	9,932,165
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	11,900	12,062,925
4.75%, 09/15/44 (Call 03/15/44)	14,692	13,267,575
5.13%, 03/01/21[a]	22,130	24,611,541
6.50%, 03/01/41 (Call 09/01/40)[a]	9,825	11,037,349
Nexen Energy ULC
6.40%, 05/15/37	3,819	5,120,708

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	$11,335	$12,009,911
5.05%, 11/15/44 (Call 05/15/44)	17,685	17,619,940
5.25%, 11/15/43 (Call 05/15/43)	12,470	12,524,148
6.00%, 03/01/41 (Call 09/01/40)	11,225	12,230,404
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	15,856	16,149,590
3.13%, 02/15/22 (Call 11/15/21)	9,588	10,091,436
3.40%, 04/15/26 (Call 01/15/26)[a]	12,290	13,001,398
3.50%, 06/15/25 (Call 03/15/25)[a]	10,350	11,039,837
4.40%, 04/15/46 (Call 10/15/45)	16,730	18,570,300
4.63%, 06/15/45 (Call 12/15/44)[a]	12,155	13,902,253
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	16,770	18,282,451
Petro-Canada
6.80%, 05/15/38	7,422	9,805,056
Phillips 66
4.30%, 04/01/22[a]	16,594	18,281,293
4.65%, 11/15/34 (Call 05/15/34)	8,300	9,064,877
4.88%, 11/15/44 (Call 05/15/44)	22,715	25,366,449
5.88%, 05/01/42[a]	20,900	26,098,693
Shell International Finance BV
1.88%, 05/10/21[a]	29,679	29,799,915
2.13%, 05/11/20[a]	24,792	25,264,588
2.25%, 11/10/20	12,685	12,958,069
2.25%, 01/06/23	13,292	13,375,813
2.38%, 08/21/22	13,801	14,036,092
2.88%, 05/10/26[a]	23,050	23,633,179
3.25%, 05/11/25[a]	36,109	38,305,207
3.40%, 08/12/23[a]	18,958	20,321,545

Security	Principal (000s)	Value
4.00%, 05/10/46[a]	$32,175	$33,710,681
4.13%, 05/11/35[a]	25,798	28,161,221
4.30%, 09/22/19	20,901	22,660,958
4.38%, 03/25/20[a]	12,005	13,139,625
4.38%, 05/11/45	33,318	36,728,184
4.55%, 08/12/43	16,309	18,182,904
5.50%, 03/25/40[a]	13,166	16,567,539
6.38%, 12/15/38[a]	33,577	45,991,005
Statoil ASA
2.25%, 11/08/19	8,470	8,645,528
2.45%, 01/17/23[a]	14,205	14,473,207
2.65%, 01/15/24	13,599	13,885,565
2.75%, 11/10/21	1,730	1,799,664
2.90%, 11/08/20	9,377	9,790,150
3.15%, 01/23/22[a]	12,292	12,998,446
3.70%, 03/01/24	9,920	10,798,503
3.95%, 05/15/43	14,342	15,177,188
4.80%, 11/08/43[a]	10,831	13,050,494
5.10%, 08/17/40	8,252	9,976,543
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	18,409	19,470,237
6.50%, 06/15/38[a]	15,185	19,854,913
6.85%, 06/01/39	7,670	10,479,733
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	13,842	14,321,272
Total Capital International SA
2.70%, 01/25/23[a]	10,441	10,790,860
2.75%, 06/19/21	10,400	10,877,502
2.88%, 02/17/22[a]	19,446	20,330,128
3.70%, 01/15/24[a]	8,050	8,774,326
3.75%, 04/10/24[a]	13,747	15,110,722
Total Capital SA
4.45%, 06/24/20[a]	19,981	21,971,383
Valero Energy Corp.
6.13%, 02/01/20[a]	13,929	15,919,893
6.63%, 06/15/37[a]	19,093	22,263,555
7.50%, 04/15/32[a]	8,826	10,991,649

		2,223,390,094
OIL & GAS SERVICES — 0.69%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	7,334	7,633,275
5.13%, 09/15/40	17,597	20,060,580

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	$16,156	$16,703,385
3.80%, 11/15/25 (Call 08/15/25)	24,215	25,003,121
4.75%, 08/01/43 (Call 02/01/43)	13,941	14,754,105
4.85%, 11/15/35 (Call 05/15/35)	9,225	9,876,132
5.00%, 11/15/45 (Call 05/15/45)[a]	30,375	33,297,637
6.15%, 09/15/19	14,466	16,224,400
6.70%, 09/15/38	9,165	11,786,150
7.45%, 09/15/39	12,716	17,791,309
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	20,656	19,492,974
3.95%, 12/01/42 (Call 06/01/42)[a]	17,874	14,276,664
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	18,702	20,372,700

		227,272,432
PHARMACEUTICALS — 5.96%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	23,945	24,191,049
2.50%, 05/14/20 (Call 04/14/20)	45,572	46,646,205
2.85%, 05/14/23 (Call 03/14/23)[a]	15,800	16,049,386
2.90%, 11/06/22	40,239	41,336,438
3.20%, 11/06/22 (Call 09/06/22)[a]	16,538	17,272,317
3.20%, 05/14/26 (Call 02/14/26)[a]	30,454	31,191,934
3.60%, 05/14/25 (Call 02/14/25)	49,545	52,420,473
4.30%, 05/14/36 (Call 11/14/35)	13,750	14,511,673
4.40%, 11/06/42	32,902	34,908,226
4.45%, 05/14/46 (Call 11/14/45)[a]	22,385	24,006,245

Security	Principal (000s)	Value
4.50%, 05/14/35 (Call 11/14/34)[a]	$30,290	$32,735,188
4.70%, 05/14/45 (Call 11/14/44)	36,370	40,135,382
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	46,293	47,790,204
3.45%, 03/15/22 (Call 01/15/22)[a]	41,890	43,888,295
3.80%, 03/15/25 (Call 12/15/24)[a]	52,509	55,319,770
3.85%, 06/15/24 (Call 03/15/24)[a]	18,950	20,134,479
4.55%, 03/15/35 (Call 09/15/34)	35,665	38,402,292
4.75%, 03/15/45 (Call 09/15/44)[a]	35,290	38,852,257
4.85%, 06/15/44 (Call 12/15/43)	21,969	24,489,271
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	18,858	19,505,987
4.63%, 10/01/42 (Call 04/01/42)	6,944	7,480,660
AstraZeneca PLC
1.95%, 09/18/19	12,727	12,912,944
2.38%, 11/16/20[a]	17,842	18,347,350
3.38%, 11/16/25[a]	24,650	26,425,421
4.00%, 09/18/42[a]	16,317	17,470,775
4.38%, 11/16/45[a]	17,610	19,992,686
6.45%, 09/15/37[a]	31,240	43,651,405
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[a]	14,130	14,389,667
4.00%, 06/23/25 (Call 03/23/25)[a]	19,475	20,844,626
5.25%, 06/23/45 (Call 12/23/44)[a]	13,115	15,480,799
Bristol-Myers Squibb Co.
2.00%, 08/01/22	8,188	8,247,703
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)[a]	10,075	10,726,151

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.70%, 03/01/45 (Call 09/01/44)[a]	$10,463	$11,382,507
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)[a]	9,500	9,621,792
3.40%, 03/01/27 (Call 12/01/26)[a]	14,400	14,532,307
3.50%, 06/15/24 (Call 03/15/24)	15,812	16,429,844
3.90%, 02/15/22[a]	14,802	15,861,287
4.50%, 02/25/26 (Call 11/27/25)[a]	28,375	31,368,903
4.75%, 11/15/21[a]	14,036	15,727,198
4.80%, 07/15/46 (Call 01/15/46)[a]	11,500	12,248,675
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	17,699	18,600,106
6.38%, 05/15/38[a]	35,534	51,558,558
GlaxoSmithKline Capital PLC
2.85%, 05/08/22[a]	19,620	20,619,639
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	14,710	14,913,792
2.45%, 03/01/26 (Call 12/01/25)[a]	26,202	27,092,669
3.38%, 12/05/23	12,011	13,319,847
3.55%, 03/01/36 (Call 09/01/35)	15,425	17,364,385
3.70%, 03/01/46 (Call 09/01/45)[a]	26,200	30,223,146
4.38%, 12/05/33 (Call 06/05/33)	12,320	15,046,433
5.95%, 08/15/37	11,974	17,824,529
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	11,816	12,832,237
4.88%, 03/15/44 (Call 09/15/43)[a]	12,154	14,482,460
Mead Johnson Nutrition Co.
3.00%, 11/15/20	16,270	16,990,515
4.13%, 11/15/25 (Call 08/15/25)[a]	9,070	9,935,461
Merck & Co. Inc.
1.85%, 02/10/20[a]	19,684	20,062,340

Security	Principal (000s)	Value
2.35%, 02/10/22	$14,945	$15,363,333
2.40%, 09/15/22 (Call 06/15/22)	13,896	14,335,625
2.75%, 02/10/25 (Call 11/10/24)[a]	30,968	32,349,099
2.80%, 05/18/23	25,837	27,156,811
3.70%, 02/10/45 (Call 08/10/44)[a]	27,312	29,154,907
3.88%, 01/15/21 (Call 10/15/20)[a]	13,429	14,733,439
4.15%, 05/18/43	16,521	18,863,402
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[a,b]	18,900	19,348,790
3.95%, 06/15/26 (Call 03/15/26)[a,b]	30,330	31,336,289
5.25%, 06/15/46 (Call 12/15/45)[b]	14,600	16,030,089
Novartis Capital Corp.
2.40%, 09/21/22[a]	15,745	16,393,644
3.00%, 11/20/25 (Call 08/20/25)[a]	26,850	28,659,779
3.40%, 05/06/24	25,275	27,732,268
4.00%, 11/20/45 (Call 05/20/45)[a]	20,120	22,994,796
4.40%, 04/24/20	14,237	15,712,658
4.40%, 05/06/44	20,733	24,831,273
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	8,540	8,794,916
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	2,721	2,754,940
Pfizer Inc.
1.95%, 06/03/21[a]	15,777	15,982,521
2.75%, 06/03/26[a]	24,300	25,204,249
3.00%, 06/15/23[a]	17,083	18,273,800
3.40%, 05/15/24[a]	9,940	10,848,299
4.30%, 06/15/43[a]	9,825	11,203,882
4.40%, 05/15/44	4,750	5,521,656
7.20%, 03/15/39	33,634	51,364,452
Sanofi
4.00%, 03/29/21	30,276	33,360,083

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21[a]	$5,125	$5,122,396
2.80%, 07/21/23	1,285	1,291,461
3.15%, 10/01/26[a]	1,865	1,881,103
4.10%, 10/01/46[a]	1,800	1,835,012
Wyeth LLC
5.95%, 04/01/37	29,320	39,198,269
6.50%, 02/01/34	9,320	12,778,838
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	20,455	21,105,361
4.50%, 11/13/25 (Call 08/13/25)[a]	6,800	7,631,520
4.70%, 02/01/43 (Call 08/01/42)	11,880	12,728,580

		1,949,673,428
PIPELINES — 2.62%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[a]	12,480	12,926,405
4.50%, 06/01/25 (Call 03/01/25)	10,111	10,964,293
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	9,144	9,054,955
4.05%, 03/15/25 (Call 12/15/24)	18,955	18,943,894
4.15%, 10/01/20 (Call 08/01/20)[a]	12,570	13,167,380
4.65%, 06/01/21 (Call 03/01/21)[a]	7,183	7,649,616
4.75%, 01/15/26 (Call 10/15/25)	14,045	14,744,830
5.15%, 03/15/45 (Call 09/15/44)[a]	14,195	13,536,024
5.20%, 02/01/22 (Call 11/01/21)	12,655	13,708,144
6.13%, 12/15/45 (Call 06/15/45)	8,553	9,177,556
6.50%, 02/01/42 (Call 08/01/41)	14,360	15,497,466

Security	Principal (000s)	Value
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	$5,750	$5,888,250
3.35%, 03/15/23 (Call 12/15/22)	16,427	16,936,869
3.70%, 02/15/26 (Call 11/15/25)[a]	16,870	17,526,486
3.75%, 02/15/25 (Call 11/15/24)[a]	9,352	9,779,804
3.90%, 02/15/24 (Call 11/15/23)	8,940	9,463,089
3.95%, 02/15/27 (Call 11/15/26)[a]	1,170	1,236,614
4.45%, 02/15/43 (Call 08/15/42)	11,438	11,421,513
4.85%, 08/15/42 (Call 02/15/42)	11,447	12,114,273
4.85%, 03/15/44 (Call 09/15/43)	19,610	20,762,129
4.90%, 05/15/46 (Call 11/15/45)	14,170	15,249,948
5.10%, 02/15/45 (Call 08/15/44)[a]	13,044	14,348,879
5.20%, 09/01/20	12,993	14,620,143
5.95%, 02/01/41	6,685	7,890,394
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	13,262	13,711,680
3.95%, 09/01/22 (Call 06/01/22)	16,451	17,067,682
5.50%, 03/01/44 (Call 09/01/43)	13,386	13,550,351
6.95%, 01/15/38	16,469	18,693,853
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	12,440	12,756,392
4.30%, 06/01/25 (Call 03/01/25)[a]	20,250	21,001,287
5.05%, 02/15/46 (Call 08/15/45)	15,385	14,697,251
5.30%, 12/01/34 (Call 06/01/34)	6,654	6,703,053

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.55%, 06/01/45 (Call 12/01/44)	$17,225	$17,668,664
7.75%, 01/15/32	10,269	12,375,601
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[a,b]	11,250	11,362,500
4.88%, 12/01/24 (Call 09/01/24)[a,b]	21,550	21,936,348
4.88%, 06/01/25 (Call 03/01/25)[b]	12,050	12,282,916
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	15,351	15,430,880
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	12,980	12,568,546
3.65%, 06/01/22 (Call 03/01/22)	14,361	14,509,091
4.65%, 10/15/25 (Call 07/15/25)[a]	11,570	12,014,062
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	12,463	13,727,955
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	14,645	16,284,626
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	11,260	11,587,559
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	17,219	17,273,954
3.80%, 10/01/20[a]	12,488	13,273,804
4.63%, 03/01/34 (Call 12/01/33)	14,214	15,443,812
4.88%, 01/15/26 (Call 10/15/25)[a]	11,005	12,736,970
6.10%, 06/01/40	8,517	10,928,911
6.20%, 10/15/37	9,160	11,589,595
7.63%, 01/15/39	17,221	25,536,074

Security	Principal (000s)	Value
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[b]	$5,300	$6,864,951
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	8,831	8,692,551
3.60%, 03/15/22 (Call 01/15/22)	17,875	17,782,331
3.90%, 01/15/25 (Call 10/15/24)	12,886	12,808,170
4.00%, 09/15/25 (Call 06/15/25)[a]	6,915	6,928,010
4.30%, 03/04/24 (Call 12/04/23)	19,170	19,629,012
5.10%, 09/15/45 (Call 03/15/45)	9,845	9,652,223
5.25%, 03/15/20	18,168	19,481,183
6.30%, 04/15/40	19,678	21,375,645
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	16,250	16,453,125
4.88%, 03/15/24 (Call 03/15/19)	15,850	15,979,114
6.13%, 07/15/22 (Call 01/15/17)	8,570	8,902,088

		857,870,774
REAL ESTATE — 0.05%
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)[a]	8,950	9,672,611
4.25%, 08/15/23 (Call 05/15/23)[a]	6,700	7,446,761

		17,119,372
REAL ESTATE INVESTMENT TRUSTS — 1.10%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	11,025	11,299,871
3.30%, 02/15/21 (Call 01/15/21)	12,329	12,886,517
3.50%, 01/31/23[a]	13,796	14,433,741

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.00%, 06/01/25 (Call 03/01/25)[a]	$11,577	$12,463,956
4.70%, 03/15/22[a]	2,100	2,326,014
5.00%, 02/15/24[a]	18,631	21,242,749
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	14,025	15,012,596
3.85%, 02/01/23 (Call 11/01/22)	13,233	14,247,769
4.13%, 05/15/21 (Call 02/15/21)	10,621	11,580,352
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	2,480	2,478,741
3.40%, 02/15/21 (Call 01/15/21)[a]	605	634,562
3.70%, 06/15/26 (Call 03/15/26)[a]	2,450	2,570,424
4.45%, 02/15/26 (Call 11/15/25)[a]	2,500	2,768,692
4.88%, 04/15/22	7,375	8,219,250
5.25%, 01/15/23[a]	36,625	41,821,355
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	11,125	12,524,622
4.63%, 12/15/21 (Call 09/15/21)[a]	9,436	10,627,816
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	3,126	3,173,178
3.88%, 08/15/24 (Call 05/17/24)	16,740	17,076,849
4.00%, 06/01/25 (Call 03/01/25)	13,625	13,941,420
4.25%, 11/15/23 (Call 08/15/23)	10,628	11,210,240
5.38%, 02/01/21 (Call 11/03/20)	15,270	17,159,696
Simon Property Group LP
3.30%, 01/15/26 (Call 10/15/25)[a]	7,300	7,821,835
3.38%, 10/01/24 (Call 07/01/24)[a]	18,659	20,026,427

Security	Principal (000s)	Value
4.38%, 03/01/21 (Call 12/01/20)	$15,259	$16,951,248
5.65%, 02/01/20 (Call 11/01/19)[a]	17,371	19,495,216
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	13,000	13,855,244
Weyerhaeuser Co.
7.38%, 03/15/32[a]	16,514	22,382,364

		360,232,744
RETAIL — 4.34%
Costco Wholesale Corp.
1.70%, 12/15/19	15,187	15,389,903
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	21,225	21,460,538
2.75%, 12/01/22 (Call 09/01/22)	17,708	18,308,349
2.80%, 07/20/20 (Call 06/20/20)[a]	41,575	43,392,484
2.88%, 06/01/26 (Call 03/01/26)	15,200	15,546,919
3.50%, 07/20/22 (Call 05/20/22)	17,420	18,718,374
3.88%, 07/20/25 (Call 04/20/25)	46,998	51,820,488
4.00%, 12/05/23 (Call 09/05/23)	16,302	18,048,569
4.88%, 07/20/35 (Call 01/20/35)	3,213	3,843,332
5.13%, 07/20/45 (Call 01/20/45)	37,010	46,142,684
5.30%, 12/05/43 (Call 06/05/43)	12,690	15,942,112
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	19,500	19,909,506
2.63%, 06/01/22 (Call 05/01/22)	15,629	16,261,906
2.70%, 04/01/23 (Call 01/01/23)	9,043	9,441,518
3.00%, 04/01/26 (Call 01/01/26)[a]	19,925	21,256,388

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.35%, 09/15/25 (Call 06/15/25)[a]	$18,850	$20,623,199
3.75%, 02/15/24 (Call 11/15/23)	17,541	19,574,032
4.20%, 04/01/43 (Call 10/01/42)	13,353	15,216,426
4.25%, 04/01/46 (Call 10/01/45)	22,130	25,717,857
4.40%, 04/01/21 (Call 01/01/21)[a]	17,018	19,070,211
4.40%, 03/15/45 (Call 09/15/44)	10,815	12,774,399
4.88%, 02/15/44 (Call 08/15/43)	13,570	16,909,942
5.88%, 12/16/36[a]	37,907	52,017,850
5.95%, 04/01/41 (Call 10/01/40)	10,152	14,073,886
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	24,830	25,173,826
3.12%, 04/15/22 (Call 01/15/22)	11,344	12,028,141
3.38%, 09/15/25 (Call 06/15/25)	12,585	13,662,577
3.70%, 04/15/46 (Call 10/15/45)	19,035	19,825,666
4.38%, 09/15/45 (Call 03/15/45)	12,500	14,374,404
4.65%, 04/15/42 (Call 10/15/41)	5,606	6,645,961
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	13,140	12,916,596
McDonald’s Corp.
2.63%, 01/15/22	10,473	10,793,491
2.75%, 12/09/20 (Call 11/09/20)[a]	17,300	18,015,608
3.70%, 01/30/26 (Call 10/30/25)[a]	25,980	28,141,533
4.70%, 12/09/35 (Call 06/09/35)	9,177	10,547,699
4.88%, 12/09/45 (Call 06/09/45)	17,534	20,738,349

Security	Principal (000s)	Value
6.30%, 10/15/37	$13,926	$18,595,959
6.30%, 03/01/38[a]	9,300	12,414,012
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	20,450	20,994,314
Target Corp.
2.50%, 04/15/26[a]	20,650	21,195,113
2.90%, 01/15/22	18,489	19,499,949
3.50%, 07/01/24	14,150	15,560,206
3.63%, 04/15/46[a]	12,015	12,510,967
3.88%, 07/15/20[a]	6,956	7,623,664
4.00%, 07/01/42[a]	13,294	14,638,913
6.50%, 10/15/37	1,000	1,438,089
Wal-Mart Stores Inc.
2.55%, 04/11/23 (Call 01/11/23)[a]	25,824	26,939,333
3.25%, 10/25/20[a]	15,768	16,931,637
3.30%, 04/22/24 (Call 01/22/24)[a]	17,384	19,029,008
3.63%, 07/08/20	16,241	17,647,865
4.00%, 04/11/43 (Call 10/11/42)[a]	15,415	17,520,700
4.25%, 04/15/21	20,619	23,117,815
4.30%, 04/22/44 (Call 10/22/43)[a]	16,993	20,307,048
4.75%, 10/02/43 (Call 04/02/43)	3,912	4,916,804
4.88%, 07/08/40	10,744	13,442,639
5.00%, 10/25/40[a]	20,388	25,967,462
5.25%, 09/01/35[a]	32,589	43,424,559
5.63%, 04/01/40	21,025	28,678,289
5.63%, 04/15/41	24,933	34,109,835
5.88%, 04/05/27	5,979	7,852,497
6.20%, 04/15/38[a]	31,771	45,817,137
6.50%, 08/15/37	29,885	44,315,991
7.55%, 02/15/30[a]	15,252	23,178,878
Walgreen Co.
3.10%, 09/15/22	11,709	12,171,764
Walgreens Boots Alliance Inc.
2.60%, 06/01/21 (Call 05/01/21)[a]	7,950	8,131,899
2.70%, 11/18/19 (Call 10/18/19)[a]	14,975	15,463,257

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.10%, 06/01/23 (Call 04/01/23)[a]	$4,750	$4,898,549
3.30%, 11/18/21 (Call 09/18/21)[a]	22,650	23,937,045
3.45%, 06/01/26 (Call 03/01/26)	21,750	22,645,071
3.80%, 11/18/24 (Call 08/18/24)[a]	22,675	24,383,656
4.80%, 11/18/44 (Call 05/18/44)	23,195	25,979,105

		1,419,603,752
SEMICONDUCTORS — 1.14%
Applied Materials Inc.
4.30%, 06/15/21	10,649	11,772,384
Intel Corp.
2.45%, 07/29/20	27,060	28,051,338
2.60%, 05/19/26 (Call 02/19/26)[a]	14,350	14,632,840
2.70%, 12/15/22[a]	21,997	22,972,738
3.10%, 07/29/22[a]	7,215	7,685,038
3.30%, 10/01/21	27,978	30,159,523
3.70%, 07/29/25 (Call 04/29/25)[a]	25,420	28,286,885
4.00%, 12/15/32	10,749	11,990,222
4.10%, 05/19/46 (Call 11/19/45)	15,600	16,994,721
4.25%, 12/15/42	15,083	16,748,561
4.80%, 10/01/41[a]	21,609	25,700,461
4.90%, 07/29/45 (Call 01/29/45)[a]	23,584	28,724,428
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	7,650	7,850,768
3.90%, 06/15/26 (Call 03/15/26)[a]	7,500	7,832,956
QUALCOMM Inc.
2.25%, 05/20/20	22,894	23,545,323
3.00%, 05/20/22	36,259	38,182,725
3.45%, 05/20/25 (Call 02/20/25)[a]	9,783	10,559,901
4.65%, 05/20/35 (Call 11/20/34)	17,645	19,412,553

Security	Principal (000s)	Value
4.80%, 05/20/45 (Call 11/20/44)[a]	$18,050	$20,520,123

		371,623,488
SOFTWARE — 3.89%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	10,630	11,175,531
3.63%, 10/15/20 (Call 09/15/20)	24,025	25,514,533
5.00%, 10/15/25 (Call 07/15/25)	20,875	23,977,549
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	6,100	6,280,971
3.85%, 06/01/25 (Call 03/01/25)	15,100	16,303,612
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	40,000	39,947,988
1.85%, 02/12/20 (Call 01/12/20)	22,028	22,397,121
2.00%, 11/03/20 (Call 10/03/20)[a]	28,660	29,280,243
2.13%, 11/15/22[a]	13,202	13,342,484
2.38%, 02/12/22 (Call 01/12/22)[a]	23,920	24,669,459
2.38%, 05/01/23 (Call 02/01/23)[a]	11,640	11,944,889
2.40%, 08/08/26 (Call 05/08/26)	50,000	50,270,770
2.65%, 11/03/22 (Call 09/03/22)	9,100	9,517,902
2.70%, 02/12/25 (Call 11/12/24)[a]	30,732	31,739,905
3.00%, 10/01/20	8,463	8,968,967
3.13%, 11/03/25 (Call 08/03/25)[a]	32,222	34,356,562
3.45%, 08/08/36 (Call 02/08/36)	20,000	20,579,612
3.50%, 02/12/35 (Call 08/12/34)	27,282	28,240,755
3.50%, 11/15/42	9,882	9,911,755

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.63%, 12/15/23 (Call 09/15/23)	$23,147	$25,542,513
3.70%, 08/08/46 (Call 02/08/46)	50,000	51,947,730
3.75%, 02/12/45 (Call 08/12/44)	31,235	32,275,004
3.95%, 08/08/56 (Call 02/08/56)	25,000	26,335,277
4.00%, 02/12/55 (Call 08/12/54)	18,425	19,419,136
4.20%, 11/03/35 (Call 05/03/35)[a]	12,825	14,401,962
4.45%, 11/03/45 (Call 05/03/45)	38,080	44,198,653
4.50%, 10/01/40	15,250	17,663,200
4.75%, 11/03/55 (Call 05/03/55)	11,980	14,266,783
5.20%, 06/01/39[a]	12,719	16,010,195
5.30%, 02/08/41[a]	17,568	22,597,420
Oracle Corp.
1.90%, 09/15/21 (Call 08/01/21)	41,990	42,055,521
2.25%, 10/08/19[a]	28,711	29,523,912
2.40%, 09/15/23 (Call 07/15/23)	11,700	11,762,973
2.50%, 05/15/22 (Call 03/15/22)[a]	29,688	30,460,598
2.50%, 10/15/22	39,545	40,531,901
2.65%, 07/15/26 (Call 04/15/26)[a]	37,050	37,468,576
2.80%, 07/08/21[a]	22,152	23,178,196
2.95%, 05/15/25 (Call 02/15/25)	36,790	38,211,223
3.40%, 07/08/24 (Call 04/08/24)[a]	27,558	29,602,586
3.63%, 07/15/23	20,693	22,528,839
3.85%, 07/15/36 (Call 01/15/36)	3,250	3,427,280
3.88%, 07/15/20	13,481	14,692,285
3.90%, 05/15/35 (Call 11/15/34)[a]	19,245	20,194,641
4.00%, 07/15/46 (Call 01/15/46)	43,250	45,524,063

Security	Principal (000s)	Value
4.13%, 05/15/45 (Call 11/15/44)	$24,206	$25,825,970
4.30%, 07/08/34 (Call 01/08/34)[a]	18,941	20,893,929
4.38%, 05/15/55 (Call 11/15/54)[a]	22,489	24,300,442
4.50%, 07/08/44 (Call 01/08/44)[a]	20,487	23,149,779
5.00%, 07/08/19	19,404	21,399,659
5.38%, 07/15/40	19,285	24,116,633
6.13%, 07/08/39[a]	17,662	23,950,159
6.50%, 04/15/38	11,839	16,520,569

		1,272,398,215
TELECOMMUNICATIONS — 7.76%
AT&T Corp.
8.25%, 11/15/31[a]	13,019	19,074,293
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	31,060	31,708,744
2.63%, 12/01/22 (Call 09/01/22)	24,587	24,802,493
2.80%, 02/17/21 (Call 01/17/21)[a]	29,925	30,870,082
3.00%, 02/15/22	27,883	28,730,696
3.00%, 06/30/22 (Call 04/30/22)	29,240	30,173,639
3.40%, 05/15/25 (Call 02/15/25)	64,868	66,842,828
3.60%, 02/17/23 (Call 12/17/22)	33,255	35,195,163
3.80%, 03/15/22	19,022	20,393,983
3.88%, 08/15/21	21,403	23,240,531
3.90%, 03/11/24 (Call 12/11/23)	18,367	19,721,890
3.95%, 01/15/25 (Call 10/15/24)	16,460	17,664,256
4.13%, 02/17/26 (Call 11/17/25)[a]	34,723	37,800,298
4.30%, 12/15/42 (Call 06/15/42)[a]	28,030	27,877,469
4.35%, 06/15/45 (Call 12/15/44)	42,519	42,451,008
4.45%, 05/15/21[a]	19,235	21,185,968

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.45%, 04/01/24 (Call 01/01/24)	$22,546	$24,958,826
4.50%, 05/15/35 (Call 11/15/34)[a]	36,144	38,172,929
4.60%, 02/15/21 (Call 11/15/20)	11,955	13,199,976
4.75%, 05/15/46 (Call 11/15/45)	28,269	30,064,480
4.80%, 06/15/44 (Call 12/15/43)	32,615	34,656,451
5.00%, 03/01/21[a]	14,054	15,808,424
5.15%, 03/15/42[a]	19,888	22,041,628
5.20%, 03/15/20	14,155	15,761,867
5.35%, 09/01/40	49,933	57,004,147
5.55%, 08/15/41[a]	16,823	19,859,859
5.65%, 02/15/47 (Call 08/15/46)[a]	16,850	20,288,098
5.88%, 10/01/19[a]	14,374	16,186,140
6.00%, 08/15/40 (Call 05/15/40)	16,395	19,954,861
6.30%, 01/15/38	21,113	26,475,421
6.38%, 03/01/41	18,877	23,927,522
6.50%, 09/01/37	9,200	11,847,945
6.55%, 02/15/39	22,800	29,573,992
British Telecommunications PLC
9.38%, 12/15/30[a]	31,226	50,572,602
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	22,119	23,659,761
Cisco Systems Inc.
2.20%, 02/28/21	33,210	34,062,534
2.45%, 06/15/20	25,110	26,016,345
2.95%, 02/28/26[a]	16,560	17,607,304
3.63%, 03/04/24[a]	19,431	21,603,817
4.45%, 01/15/20	29,310	32,204,242
5.50%, 01/15/40	26,633	35,182,728
5.90%, 02/15/39	17,818	24,428,763
Deutsche Telekom International Finance BV
8.75%, 06/15/30	42,996	66,701,092
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	14,643	21,895,671

Security	Principal (000s)	Value
Orange SA
4.13%, 09/14/21[a]	$15,224	$16,723,706
5.38%, 01/13/42	17,327	21,480,388
5.50%, 02/06/44 (Call 08/06/43)[a]	10,744	13,804,700
9.00%, 03/01/31[a]	27,168	43,622,530
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	15,189	17,078,811
5.00%, 03/15/44 (Call 09/15/43)[a]	11,475	13,625,443
Telefonica Emisiones SAU
4.57%, 04/27/23[a]	17,700	19,882,817
5.13%, 04/27/20[a]	14,064	15,569,765
5.46%, 02/16/21	19,538	22,244,867
7.05%, 06/20/36[a]	19,875	26,425,273
Telefonica Europe BV
8.25%, 09/15/30	16,653	24,456,010
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	25,856	26,268,913
2.63%, 02/21/20[a]	46,578	48,148,573
3.00%, 11/01/21 (Call 09/01/21)[a]	26,109	27,425,818
3.45%, 03/15/21	17,575	18,750,189
3.50%, 11/01/21[a]	24,577	26,384,543
3.50%, 11/01/24 (Call 08/01/24)[a]	34,425	36,764,485
3.85%, 11/01/42 (Call 05/01/42)	17,400	16,786,486
4.15%, 03/15/24 (Call 12/15/23)[a]	24,689	27,467,063
4.27%, 01/15/36[a]	35,440	37,354,384
4.40%, 11/01/34 (Call 05/01/34)[a]	33,419	35,537,751
4.50%, 09/15/20	50,596	55,809,402
4.52%, 09/15/48	59,950	63,236,981
4.60%, 04/01/21[a]	17,499	19,534,470
4.67%, 03/15/55	73,075	76,034,662
4.75%, 11/01/41[a]	10,275	10,944,815
4.86%, 08/21/46	57,272	63,846,293
5.01%, 08/21/54	71,790	78,664,058
5.05%, 03/15/34 (Call 12/15/33)[a]	14,152	16,065,428

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.15%, 09/15/23	$106,642	$124,767,983
5.85%, 09/15/35	16,275	19,952,818
6.00%, 04/01/41	8,193	10,282,070
6.40%, 09/15/33	23,676	30,617,372
6.40%, 02/15/38	8,662	11,136,845
6.55%, 09/15/43	55,318	75,097,122
6.90%, 04/15/38	1,895	2,571,694
7.75%, 12/01/30	5,872	8,379,193
Vodafone Group PLC
2.50%, 09/26/22[a]	16,698	16,798,934
2.95%, 02/19/23[a]	21,127	21,921,458
4.38%, 02/19/43[a]	25,482	26,107,214
6.15%, 02/27/37[a]	16,338	20,292,495

		2,539,314,588
TRANSPORTATION — 0.84%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	2,250	2,372,522
3.85%, 09/01/23 (Call 06/01/23)	10,524	11,691,001
3.90%, 08/01/46 (Call 02/01/46)[a]	8,500	9,200,380
4.15%, 04/01/45 (Call 10/01/44)[a]	15,616	17,414,584
4.45%, 03/15/43 (Call 09/15/42)[a]	10,746	12,462,651
4.55%, 09/01/44 (Call 03/01/44)[a]	4,104	4,840,695
4.70%, 10/01/19	7,347	8,087,658
4.90%, 04/01/44 (Call 10/01/43)[a]	16,790	20,808,952
5.75%, 05/01/40 (Call 11/01/39)	14,277	19,141,078
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)	10,388	12,901,104
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)[a]	9,200	10,003,292
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	3,150	3,325,383
4.00%, 01/15/24	12,839	14,216,580

Security	Principal or Shares (000s)	Value
4.55%, 04/01/46 (Call 10/01/45)	$19,710	$21,782,611
4.75%, 11/15/45 (Call 05/15/45)	15,980	18,321,171
5.10%, 01/15/44	11,530	13,633,848
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	8,618	9,700,675
United Parcel Service Inc.
2.45%, 10/01/22[a]	16,771	17,522,611
3.13%, 01/15/21[a]	15,486	16,519,980
6.20%, 01/15/38	22,050	32,108,249

		276,055,025
WATER — 0.03%
American Water Capital Corp.
6.59%, 10/15/37	6,785	9,862,452

		9,862,452

TOTAL CORPORATE BONDS & NOTES
(Cost: $31,160,628,293)		32,416,957,814

SHORT-TERM INVESTMENTS — 9.75%

MONEY MARKET FUNDS — 9.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.65%[d,e,f]	3,102,277	3,102,276,658
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[d,e]	87,117	87,116,818

		3,189,393,476

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,189,393,476)		3,189,393,476

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 108.85%
(Cost: $34,350,021,769)[g]	$35,606,351,290
Other Assets, Less Liabilities — (8.85)%	(2,895,305,351)

NET ASSETS — 100.00%	$32,711,045,939

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[g]	The cost of investments for federal income tax purposes was $34,357,922,643. Net unrealized appreciation was $1,248,428,647, of which $1,280,439,352 represented gross unrealized appreciation on securities and $32,010,705 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended August 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
2.15%, 04/29/21	$—	$13,350	$—	$13,350	$13,519,998	$39,409	$—
2.20%, 01/28/21	6,275	—	(6,275)	—	—	2,602	(53,213)
2.25%, 07/02/19	7,750	1,400	(9,150)	—	—	78,263	157,912
2.30%, 06/01/20	—	2,500	—	2,500	2,553,888	2,110	—
2.40%, 10/18/19	12,750	3,000	—	15,750	16,165,816	161,978	—
2.45%, 11/05/20	2,400	6,450	—	8,850	9,082,366	84,535	—
2.60%, 07/21/20	11,000	1,080	—	12,080	12,472,284	142,365	—
2.70%, 11/01/22	9,587	5,875	—	15,462	15,717,395	186,969	—
2.95%, 01/30/23	7,300	1,000	—	8,300	8,591,892	109,015	—
2.95%, 02/23/25	17,300	—	—	17,300	18,018,870	—	—
3.80%, 07/25/23	15,653	5,000	(11,500)	9,153	9,985,523	198,147	622,894
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	12,540	2,250	—	14,790	15,939,664	271,936	—
PNC Funding Corp.
3.30%, 03/08/22	9,569	500	—	10,069	10,702,918	142,965	—
4.38%, 08/11/20	10,724	50	—	10,774	11,815,726	147,091	—
5.13%, 02/08/20	3,965	500	—	4,465	4,967,302	63,214	—

					$149,533,642	$1,630,599	$727,593

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$32,416,957,814	$—	$32,416,957,814
Money market funds	3,189,393,476	—	—	3,189,393,476

Total	$3,189,393,476	$32,416,957,814	$—	$35,606,351,290

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2016

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$16,268,564,340	$31,015,603,371
Affiliated (Note 2)	4,003,587,679	3,334,418,398

Total cost of investments	$20,272,152,019	$34,350,021,769

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$16,083,035,194	$32,267,424,172
Affiliated (Note 2)	4,003,587,679	3,338,927,118

Total fair value of investments	20,086,622,873	35,606,351,290
Cash	1,356,070	—
Receivables:
Investment securities sold	3,505,376	222,761,261
Due from custodian (Note 4)	21,356,119	5,596,486
Interest	279,600,377	320,725,098
Capital shares sold	2,058,221	—

Total Assets	20,394,499,036	36,155,434,135

LIABILITIES
Payables:
Investment securities purchased	95,685,021	333,918,926
Collateral for securities on loan (Note 1)	3,833,945,293	3,102,276,658
Capital shares redeemed	—	3,920,833
Capital shares sold	—	219,568
Securities related to in-kind transactions (Note 4)	3,486,476	—
Investment advisory fees (Note 2)	6,843,848	4,052,211

Total Liabilities	3,939,960,638	3,444,388,196

NET ASSETS	$16,454,538,398	$32,711,045,939

Net assets consist of:
Paid-in capital	$17,068,604,140	$31,147,276,139
Undistributed net investment income	54,341,403	75,918,964
Undistributed net realized gain (accumulated net realized loss)	(482,877,999)	231,521,315
Net unrealized appreciation (depreciation)	(185,529,146)	1,256,329,521

NET ASSETS	$16,454,538,398	$32,711,045,939

Shares outstanding[b]	190,000,000	264,700,000

Net asset value per share	$86.60	$123.58

[a]	Securities on loan with values of $3,748,039,435 and $3,026,314,670, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2016

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$204,797	$151,096
Interest — unaffiliated	479,633,337	494,005,095
Interest — affiliated (Note 2)	—	1,630,599
Securities lending income — affiliated — net (Note 2)	10,932,274	3,641,623

Total investment income	490,770,408	499,428,413

EXPENSES
Investment advisory fees (Note 2)	39,994,913	21,741,109

Total expenses	39,994,913	21,741,109

Net investment income	450,775,495	477,687,304

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(259,743,633)	19,837,388
Investments — affiliated (Note 2)	—	104,699
In-kind redemptions — unaffiliated	243,644,862	350,168,283
In-kind redemptions — affiliated (Note 2)	—	622,894

Net realized gain (loss)	(16,098,771)	370,733,264

Net change in unrealized appreciation/depreciation	1,466,276,471	1,678,808,229

Net realized and unrealized gain	1,450,177,700	2,049,541,493

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,900,953,195	$2,527,228,797

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$450,775,495	$817,123,862	$477,687,304	$776,260,988
Net realized gain (loss)	(16,098,771)	(550,544,427)	370,733,264	(23,933,659)
Net change in unrealized appreciation/depreciation	1,466,276,471	(1,614,136,767)	1,678,808,229	(1,243,443,520)

Net increase (decrease) in net assets resulting from operations	1,900,953,195	(1,347,557,332)	2,527,228,797	(491,116,191)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(458,609,636)	(826,678,362)	(469,614,776)	(766,535,606)

Total distributions to shareholders	(458,609,636)	(826,678,362)	(469,614,776)	(766,535,606)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,153,918,002	15,759,326,271	13,701,786,154	21,273,520,436
Cost of shares redeemed	(14,685,645,560)	(16,062,347,566)	(8,119,652,089)	(16,988,727,472)

Net increase (decrease) in net assets from capital share transactions	(531,727,558)	(303,021,295)	5,582,134,065	4,284,792,964

INCREASE (DECREASE) IN NET ASSETS	910,616,001	(2,477,256,989)	7,639,748,086	3,027,141,167

NET ASSETS
Beginning of period	15,543,922,397	18,021,179,386	25,071,297,853	22,044,156,686

End of period	$16,454,538,398	$15,543,922,397	$32,711,045,939	$25,071,297,853

Undistributed net investment income included in net assets at end of period	$54,341,403	$62,175,544	$75,918,964	$67,846,436

SHARES ISSUED AND REDEEMED
Shares sold	170,200,000	188,200,000	113,900,000	183,000,000
Shares redeemed	(176,700,000)	(188,200,000)	(67,600,000)	(146,100,000)

Net increase (decrease) in shares outstanding	(6,500,000)	—	46,300,000	36,900,000

See notes to financial statements.

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$79.10	$91.71	$94.64	$93.71	$91.40	$91.75

Income from investment operations:
Net investment income[a]	2.35	4.79	4.96	5.58	6.15	6.74
Net realized and unrealized gain (loss)[b]	7.51	(12.62)	(2.89)	0.98	2.31	(0.45)

Total from investment operations	9.86	(7.83)	2.07	6.56	8.46	6.29

Less distributions from:
Net investment income	(2.36)	(4.78)	(5.00)	(5.63)	(6.15)	(6.64)

Total distributions	(2.36)	(4.78)	(5.00)	(5.63)	(6.15)	(6.64)

Net asset value, end of period	$86.60	$79.10	$91.71	$94.64	$93.71	$91.40

Total return	12.66%[c]	(8.76)%	2.22%	7.31%	9.68%	7.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,454,538	$15,543,922	$18,021,179	$13,580,859	$15,077,490	$14,258,718
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	5.59%	5.60%	5.37%	6.01%	6.73%	7.60%
Portfolio turnover rate[e]	7%	11%	11%	11%	19%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$114.80	$121.46	$117.02	$120.06	$116.86	$108.74

Income from investment operations:
Net investment income[a]	1.97	4.00	4.06	4.25	4.60	5.00
Net realized and unrealized gain (loss)[b]	8.79	(6.70)	4.42	(2.94)	3.22	8.08

Total from investment operations	10.76	(2.70)	8.48	1.31	7.82	13.08

Less distributions from:
Net investment income	(1.98)	(3.96)	(4.04)	(4.35)	(4.61)	(4.96)
Net realized gain	—	—	—	—	(0.01)	—

Total distributions	(1.98)	(3.96)	(4.04)	(4.35)	(4.62)	(4.96)

Net asset value, end of period	$123.58	$114.80	$121.46	$117.02	$120.06	$116.86

Total return	9.45%[c]	(2.19)%	7.35%	1.19%	6.81%	12.37%

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,711,046	$25,071,298	$22,044,157	$16,898,301	$24,037,003	$19,563,089
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.25%	3.44%	3.42%	3.66%	3.87%	4.48%
Portfolio turnover rate[e]	7%	13%	9%	6%	5%	4%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. The Funds may be exposed to additional risk from reinvesting the cash collateral in money market funds that do not maintain a fixed NAV per share of $1.00.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2016, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund,

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Capital Inc.	$381,660,861	$381,660,861	$—
BNP Paribas Prime Brokerage Inc.	74,870,592	74,870,592	—
BNP Paribas Prime Brokerage International Ltd.	16,014,865	16,014,865	—
Citigroup Global Markets Inc.	528,550,593	528,550,593	—
Credit Suisse Securities (USA) LLC	182,835,904	182,835,904	—
Deutsche Bank Securities Inc.	282,308,134	282,308,134	—
Goldman Sachs & Co.	198,325,120	198,325,120	—
HSBC Securities (USA) Inc.	9,750,859	9,750,859	—
Jefferies LLC	41,752,232	41,752,232	—
JPMorgan Clearing Corp.	813,012,514	813,012,514	—
JPMorgan Securities LLC	346,142,064	346,142,064	—
Merrill Lynch, Pierce, Fenner & Smith	198,933,206	198,933,206	—
Morgan Stanley & Co. LLC	173,405,530	173,405,530	—
RBC Capital Markets LLC	262,982,415	262,982,415	—
SG Americas Securities LLC	84,096,766	84,096,766	—
State Street Bank & Trust Company	19,898,734	19,898,734	—
UBS Securities LLC	81,614,617	81,614,617	—
Wells Fargo Securities LLC	51,884,429	51,884,429	—

	$3,748,039,435	$3,748,039,435	$—

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Capital Inc.	$185,187,294	$185,187,294	$—
BNP Paribas Prime Brokerage Inc.	57,493,459	57,493,459	—
BNP Paribas Prime Brokerage International Ltd.	29,611,541	29,611,541	—
Citigroup Global Markets Inc.	210,530,048	210,530,048	—
Credit Suisse Securities (USA) LLC	81,633,719	81,633,719	—
Deutsche Bank Securities Inc.	170,998,581	170,998,581	—
Goldman Sachs & Co.	356,583,515	356,583,515	—
HSBC Securities (USA) Inc.	141,424,507	141,424,507	—
Jefferies LLC	104,179,773	104,179,773	—
JPMorgan Clearing Corp.	212,418,847	212,418,847	—
JPMorgan Securities LLC	634,742,973	634,742,973	—
Merrill Lynch, Pierce, Fenner & Smith	151,328,269	151,328,269	—
Morgan Stanley & Co. LLC	109,771,992	109,771,992	—
RBC Capital Markets LLC	256,907,452	256,907,452	—
Scotia Capital (USA) Inc.	5,866,780	5,866,780	—
SG Americas Securities LLC	32,522,987	32,522,987	—
State Street Bank & Trust Company	217,933	217,933	—
UBS Securities LLC	110,170,026	110,170,026	—
Wells Fargo Securities LLC	174,724,974	174,724,974	—

	$3,026,314,670	$3,026,314,670	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $47 billion[b]
0.4287	[a]	Over $47 billion[b]

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.
[b]	Breakpoint level was amended effective July 1, 2016.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $181 billion
0.1354	[a]	Over $181 billion, up to and including $231 billion
0.1287	[a]	Over $231 billion, up to and including $281 billion
0.1222	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$3,523,395
iBoxx $ Investment Grade Corporate Bond	1,422,271

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$78,892,185
iBoxx $ Investment Grade Corporate Bond	250,263,210	195,406,027

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$1,971,989,950	$1,111,217,972
iBoxx $ Investment Grade Corporate Bond	14,467,969	53,295,749	2,793,641,906	1,859,118,580

In-kind transactions (see Note 4) for the six months ended August 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$12,859,202,441	$14,165,981,776
iBoxx $ Investment Grade Corporate Bond	12,778,663,843	7,961,272,356

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be directly and/or indirectly subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

High yield securities that are rated below investment-grade (including those bonds rated lower than “BBB- ” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s) or are unrated, may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2016, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$273,456,668	$6,496,723	$177,819	$280,131,210
iBoxx $ Investment Grade Corporate Bond	29,965,426	—	—	29,965,426

[a]	Must be utilized prior to losses subject to expiration.

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	85

Board Review and Approval of Investment Advisory Contract

iSHARES® TRUST

I. iShares iBoxx $ High Yield Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	87

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a reduction in the required increase in assets of the Fund, on an aggregate basis with the assets of certain other iShares funds, before certain advisory fee breakpoints take effect (thus, effectively lowering the advisory fee more as assets increase). The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares iBoxx $ Investment Grade Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	89

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES® TRUST

shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate Bond	$2.258616	$—	$0.102779	$2.361395	96%	—%	4%	100%
iBoxx $ Investment Grade Corporate Bond	1.946404	—	0.033805	1.980209	98	—	2	100

SUPPLEMENTAL INFORMATION	93

Notes:

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-204-0816

AUGUST 31, 2016

2016 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca
➢	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Fund Performance Overview

iSHARES® CORE 10+ YEAR USD BOND ETF

Performance as of August 31, 2016

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (formerly the Barclays U.S. Universal 10+ Year Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 13.00%, net of fees, while the total return for the Index was 13.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.24%	18.02%	17.36%	17.24%	18.02%	17.36%
5 Years	7.57%	7.67%	7.64%	44.05%	44.72%	44.51%
Since Inception	8.60%	8.65%	8.83%	74.25%	74.84%	76.67%

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,130.00	$0.64	$1,000.00	$1,024.60	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/16

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	52.33%
U.S. Government & Agency Obligations	35.29
Foreign Government Obligations	7.79
Municipal Debt Obligations	4.59

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	37.11%
Aa	7.93
A	20.62
Baa	26.25
Ba	4.61
B	1.08
Caa	0.73
Ca	0.01
Not Rated	1.66

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statisticalrating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE U.S. AGGREGATE BOND ETF

Performance as of August 31, 2016

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (formerly the Barclays U.S. Aggregate Bond Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2016, the total return for the Fund was 3.63%, net of fees, while the total return for the Index was 3.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.85%	5.93%	5.97%	5.85%	5.93%	5.97%
5 Years	3.17%	3.12%	3.24%	16.87%	16.63%	17.30%
10 Years	4.75%	4.71%	4.89%	59.04%	58.37%	61.15%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Beginning Account Value (3/1/16)	Ending Account Value (8/31/16)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,036.30	$0.36	$1,000.00	$1,024.90	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/16

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	67.58%
Corporate Bonds & Notes	27.10
Foreign Government Obligations	3.48
Collateralized Mortgage Obligations	1.03
Municipal Debt Obligations	0.81

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/16

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	71.20%
Aa	4.01
A	10.79
Baa	12.69
Ba	0.84
Not Rated	0.47

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2016 and held through August 31, 2016, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 51.56%

ADVERTISING — 0.03%
WPP Finance 2010
5.13%, 09/07/42	$25	$28,094
5.63%, 11/15/43	35	42,026

		70,120
AEROSPACE & DEFENSE — 0.90%
BAE Systems Holdings Inc.
4.75%, 10/07/44[a]	50	56,003
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	25	25,455
5.88%, 02/15/40	10	13,823
6.13%, 02/15/33	100	136,454
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	27,682
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	10	10,298
3.80%, 03/01/45 (Call 09/01/44)	120	125,130
4.07%, 12/15/42	167	181,228
4.50%, 05/15/36 (Call 11/15/35)	20	22,999
4.70%, 05/15/46 (Call 11/15/45)	125	150,032
5.50%, 11/15/39	10	12,664
Meccanica Holdings USA Inc.
6.25%, 01/15/40[a,b]	100	100,000
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	45	47,822
4.75%, 06/01/43	50	60,231
Northrop Grumman Systems Corp.
7.75%, 02/15/31	71	105,946
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	25	29,184
4.88%, 10/15/40	76	94,815
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	25	30,384
United Technologies Corp.
4.15%, 05/15/45 (Call 11/16/44)	125	141,729
4.50%, 06/01/42	250	295,604
5.70%, 04/15/40	25	33,654
6.13%, 07/15/38	10	13,860
6.70%, 08/01/28	100	137,215

		1,852,212

Security	Principal (000s)	Value
AGRICULTURE — 0.71%
Altria Group Inc.
4.50%, 05/02/43	$60	$69,345
5.38%, 01/31/44	185	240,847
10.20%, 02/06/39	46	85,765
Archer-Daniels-Midland Co.
4.02%, 04/16/43	150	163,396
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	110	123,717
Philip Morris International Inc.
4.25%, 11/10/44	55	61,636
4.50%, 03/20/42	221	253,738
4.88%, 11/15/43	75	91,383
6.38%, 05/16/38	30	42,139
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	50	62,006
5.85%, 08/15/45 (Call 02/15/45)	150	195,130
7.25%, 06/15/37	50	69,044

		1,458,146
AIRLINES — 0.21%
Air Canada 2015-1 Pass Through Trust
Class A 3.60%, 09/15/28[a]	25	25,655
American Airlines 2015-1 Pass Through Trust
Class A 3.38%, 11/01/28	119	122,893
American Airlines 2015-2 Pass Through Trust
Class AA 3.60%, 03/22/29	10	10,663
American Airlines 2016-1 Pass Through Trust
Class AA 3.58%, 07/15/29	100	106,364
Delta Air Lines Inc. 2015-1 Pass Through Trust
Class AA 3.63%, 01/30/29	24	25,724
United Airlines 2014-2 Pass Through Trust
Class A 3.75%, 03/03/28	107	112,673
United Airlines 2015-1 Pass Through Trust
Class AA 3.45%, 06/01/29	25	26,406

		430,378

8	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
APPAREL — 0.06%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	$50	$53,491
3.88%, 11/01/45 (Call 05/01/45)	20	22,409
Nine West Holdings Inc.
6.13%, 11/15/34	10	1,300
VF Corp.
6.45%, 11/01/37	26	35,828

		113,028
AUTO MANUFACTURERS — 0.43%
Daimler Finance North America LLC
8.50%, 01/18/31	51	84,642
Ford Motor Co.
4.75%, 01/15/43	100	108,253
6.63%, 10/01/28	125	156,619
7.40%, 11/01/46	25	37,135
7.45%, 07/16/31	100	136,362
General Motors Co.
5.00%, 04/01/35	50	52,175
5.20%, 04/01/45	50	53,272
6.25%, 10/02/43	100	119,313
6.60%, 04/01/36 (Call 10/01/35)	10	12,222
6.75%, 04/01/46 (Call 10/01/45)	100	127,628

		887,621
AUTO PARTS & EQUIPMENT — 0.08%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	26,890
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	27,625
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	50	54,051
4.95%, 07/02/64 (Call 01/02/64)	50	52,582

		161,148
BANKS — 4.49%
Bank of America Corp.
4.25%, 10/22/26	200	212,374
4.88%, 04/01/44	80	94,196
5.00%, 01/21/44	355	425,229
5.88%, 02/07/42	50	65,764
Series L
4.75%, 04/21/45	150	164,788
Bank One Corp.
7.63%, 10/15/26	90	120,780

Security	Principal (000s)	Value
Barclays Bank PLC VRN, (6 mo. LIBOR US + 1.730%)
6.86%, 09/29/49 (Call 06/15/32)[a]	$25	$28,552
BNP Paribas SA VRN, (3 mo. LIBOR US + 1.290%)
7.20%, 12/31/49 (Call 06/25/37)[a]	100	112,500
Citigroup Inc.
4.30%, 11/20/26	125	131,340
4.45%, 09/29/27	225	236,269
4.65%, 07/30/45	300	341,769
5.30%, 05/06/44	200	228,717
6.63%, 06/15/32	20	24,953
8.13%, 07/15/39	150	238,196
Cooperatieve Rabobank UA
5.25%, 05/24/41	210	271,392
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	118,825
Fifth Third Bancorp.
8.25%, 03/01/38	50	75,135
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	125	142,342
4.80%, 07/08/44 (Call 01/08/44)	220	249,987
5.15%, 05/22/45	250	274,424
5.95%, 01/15/27	205	241,155
6.13%, 02/15/33	125	158,057
6.25%, 02/01/41	40	52,758
6.45%, 05/01/36	230	283,722
6.75%, 10/01/37	103	131,901
HBOS PLC
6.00%, 11/01/33[a]	35	41,117
HSBC Capital Funding Dollar 1 LP VRN, (3 mo. LIBOR US + 4.980%)
10.18%, 12/29/49 (Call 06/30/30)[a]	100	151,400
HSBC Holdings PLC
6.50%, 05/02/36	350	447,263
6.80%, 06/01/38	300	398,706
JPMorgan Chase & Co.
4.13%, 12/15/26	100	107,244
4.25%, 10/01/27	50	54,142
4.85%, 02/01/44	150	182,568
4.95%, 06/01/45	275	315,384
6.40%, 05/15/38	325	453,455

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
KfW
0.00%, 04/18/36	$175	$105,249
0.00%, 06/29/37	127	73,290
Morgan Stanley
3.95%, 04/23/27	125	130,084
4.30%, 01/27/45	200	216,999
4.35%, 09/08/26	100	106,966
6.38%, 07/24/42	101	138,901
7.25%, 04/01/32	100	139,163
RBS Capital Trust II VRN, (3 mo. LIBOR US + 1.943%)
6.43%, 12/29/49 (Call 01/03/34)	50	52,875
Regions Financial Corp.
7.38%, 12/10/37	50	64,446
Royal Bank of Scotland Group PLC VRN, (3 mo. LIBOR US + 2.500%)
7.65%, 12/31/49 (Call 09/30/31)	25	30,000
Standard Chartered PLC VRN, (3 mo. LIBOR US + 1.460%)
7.01%, 07/29/49 (Call 07/30/37)[a]	100	109,750
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	50	58,193
Wachovia Corp.
5.50%, 08/01/35	140	167,104
Wells Fargo & Co.
3.90%, 05/01/45	85	89,728
4.30%, 07/22/27	150	165,520
4.65%, 11/04/44	100	109,887
4.90%, 11/17/45	100	113,960
5.38%, 11/02/43	150	180,383
5.61%, 01/15/44	300	372,317
Wells Fargo Capital X
5.95%, 12/01/86	175	191,406

		9,192,625
BEVERAGES — 1.40%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	70	81,793
4.70%, 02/01/36 (Call 08/01/35)	450	522,361
4.90%, 02/01/46 (Call 08/01/45)	600	728,673
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	50	51,617
6.38%, 01/15/40	20	27,478

Security	Principal (000s)	Value
8.20%, 01/15/39	$225	$364,408
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	50	58,078
Diageo Capital PLC
5.88%, 09/30/36	75	101,750
Diageo Investment Corp.
4.25%, 05/11/42	17	19,218
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38	30	44,745
FBG Finance Pty Ltd.
5.88%, 06/15/35[a]	175	222,593
Heineken NV
4.00%, 10/01/42[a]	24	25,321
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	50	52,538
5.00%, 05/01/42	76	88,422
PepsiCo Inc.
3.60%, 08/13/42	100	104,708
4.45%, 04/14/46 (Call 10/14/45)	100	119,775
4.60%, 07/17/45 (Call 01/17/45)	100	121,575
5.50%, 01/15/40	100	132,942

		2,867,995
BIOTECHNOLOGY — 0.83%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	235	251,715
4.56%, 06/15/48 (Call 12/15/47)[a]	109	117,894
4.66%, 06/15/51 (Call 12/15/50)[a]	341	367,732
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	100	121,132
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	100	108,079
5.00%, 08/15/45 (Call 02/15/45)	160	184,123
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	210	234,084
4.60%, 09/01/35 (Call 03/01/35)	120	135,279
4.75%, 03/01/46 (Call 09/01/45)	95	110,269
4.80%, 04/01/44 (Call 10/01/43)	40	46,151
5.65%, 12/01/41 (Call 06/01/41)	14	17,925

		1,694,383
BUILDING MATERIALS — 0.07%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[a]	25	31,016

10	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Lafarge SA
7.13%, 07/15/36	$25	$31,357
Masco Corp.
6.50%, 08/15/32	25	27,625
7.75%, 08/01/29	25	30,000
Owens Corning
7.00%, 12/01/36	25	31,965

		151,963
CHEMICALS — 0.93%
Agrium Inc.
5.25%, 01/15/45 (Call 07/15/44)	10	11,188
6.13%, 01/15/41 (Call 07/15/40)	100	122,323
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	25	29,192
Ashland Inc.
6.88%, 05/15/43 (Call 02/15/43)	25	27,000
CF Industries Inc.
5.15%, 03/15/34	110	108,776
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	30	31,026
4.38%, 11/15/42 (Call 05/15/42)	60	61,661
4.63%, 10/01/44 (Call 04/01/44)	25	26,735
5.25%, 11/15/41 (Call 05/15/41)	25	28,271
7.38%, 11/01/29	75	100,995
9.40%, 05/15/39	86	139,867
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)[b]	25	25,478
4.80%, 09/01/42 (Call 03/01/42)	76	77,720
Ecolab Inc.
5.50%, 12/08/41	60	75,363
EI du Pont de Nemours & Co.
4.15%, 02/15/43	75	78,360
5.60%, 12/15/36	10	12,212
6.50%, 01/15/28	50	64,139
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	150	163,009
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	35	34,984
Mexichem SAB de CV
5.88%, 09/17/44[c]	200	201,200
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	45	45,961
4.40%, 07/15/44 (Call 01/15/44)	175	181,888

Security	Principal (000s)	Value
4.65%, 11/15/43 (Call 05/15/43)	$10	$10,394
4.70%, 07/15/64 (Call 01/15/64)	25	23,868
Mosaic Co. (The)
5.63%, 11/15/43 (Call 05/15/43)	75	82,124
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	46	55,294
PPG Industries Inc.
5.50%, 11/15/40	25	31,194
Sherwin-Williams Co. (The)
4.55%, 08/01/45 (Call 02/01/45)	10	10,826
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)	25	24,888
Westlake Chemical Corp.
5.00%, 08/15/46 (Call 02/15/46)[a]	25	25,954

		1,911,890
COMMERCIAL SERVICES — 0.51%
ADT Corp. (The)
4.88%, 07/15/32[a]	60	51,300
Catholic Health Initiatives
4.35%, 11/01/42	75	75,252
DP World Ltd.
6.85%, 07/02/37[a]	100	116,450
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)[a]	350	359,719
5.63%, 03/15/42[a]	25	30,610
7.00%, 10/15/37[a]	75	102,944
George Washington University (The)
4.87%, 09/15/45	50	61,594
Leidos Holdings Inc. Series 1
5.95%, 12/01/40 (Call 06/04/40)	25	24,319
Leidos Inc.
5.50%, 07/01/33	25	21,702
Massachusetts Institute of Technology
4.68%, 07/01/14	105	127,752
United Rentals North America Inc.
5.88%, 09/15/26 (Call 09/15/21)	50	52,000
Western Union Co. (The)
6.20%, 11/17/36	26	27,780

		1,051,422

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
COMPUTERS — 0.91%
Apple Inc.
3.45%, 02/09/45	$285	$278,539
3.85%, 05/04/43	80	83,301
4.38%, 05/13/45	190	212,998
4.45%, 05/06/44	30	33,889
4.50%, 02/23/36 (Call 08/23/35)	110	126,358
4.65%, 02/23/46 (Call 08/23/45)	195	227,853
Dell Inc.
6.50%, 04/15/38	25	23,437
7.10%, 04/15/28	25	26,000
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
8.10%, 07/15/36 (Call 01/15/36)[a]	175	202,400
8.35%, 07/15/46 (Call 01/15/46)[a]	50	58,362
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)[a]	40	41,909
6.35%, 10/15/45 (Call 04/15/45)[a]	100	102,293
HP Inc.
6.00%, 09/15/41[b]	76	77,209
International Business Machines Corp.
4.00%, 06/20/42	100	107,074
5.60%, 11/30/39	139	180,507
6.22%, 08/01/27	50	66,717
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)	30	24,900

		1,873,746
COSMETICS & PERSONAL CARE — 0.15%
Avon Products Inc.
8.70%, 03/15/43	25	20,625
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	26	27,211
4.38%, 06/15/45 (Call 12/15/44)	50	58,534
Procter & Gamble Co. (The)
5.55%, 03/05/37	64	90,977
5.80%, 08/15/34	75	106,218

		303,565
DISTRIBUTION & WHOLESALE — 0.06%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	50	52,958
4.60%, 06/15/45 (Call 12/15/44)	50	59,848

		112,806

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 0.99%
Ally Financial Inc.
8.00%, 11/01/31	$150	$187,937
American Express Co.
4.05%, 12/03/42	85	89,854
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[a]	50	56,518
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[a]	50	56,161
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	50	66,758
Credit Suisse USA Inc.
7.13%, 07/15/32	116	158,657
FMR LLC
7.57%, 06/15/29[a]	100	137,506
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	594	679,871
Goldman Sachs Capital I
6.35%, 02/15/34	3	3,632
Invesco Finance PLC
5.38%, 11/30/43	25	30,072
Jefferies Group LLC
6.25%, 01/15/36	65	68,157
Legg Mason Inc.
5.63%, 01/15/44	50	52,348
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	51	76,868
Navient Corp.
5.63%, 08/01/33	50	41,000
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	30	34,424
4.30%, 12/14/45 (Call 06/14/45)	250	295,825

		2,035,588
ELECTRIC — 6.52%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[a]	100	133,950
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	10,577

12	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.15%, 08/15/44 (Call 02/15/44)	$160	$179,233
4.30%, 01/02/46 (Call 07/02/45)	20	22,979
6.00%, 03/01/39	50	66,834
Ameren Illinois Co.
4.15%, 03/15/46 (Call 09/15/45)	25	28,656
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	11,032
7.00%, 04/01/38	46	63,692
Series L
5.80%, 10/01/35	50	61,192
Series P
6.70%, 08/15/37	100	134,142
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	25	26,719
4.35%, 11/15/45 (Call 05/15/45)	50	58,179
4.50%, 04/01/42 (Call 10/01/41)	51	59,867
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (Call 02/15/46)	25	25,521
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	60	68,679
5.15%, 11/15/43 (Call 05/15/43)	25	30,932
6.13%, 04/01/36	400	536,458
6.50%, 09/15/37	50	69,726
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	25	25,278
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	15	15,569
4.50%, 04/01/44 (Call 10/01/43)	75	89,413
Cleco Power LLC
6.00%, 12/01/40	25	31,679
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	59,332
Comision Federal de Electricidad
6.13%, 06/16/45[c]	200	227,000
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	100	104,467
5.88%, 02/01/33	15	19,602
Connecticut Light & Power Co. (The) Series A
4.15%, 06/01/45 (Call 12/01/44)	10	11,339

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	$50	$53,786
3.95%, 03/01/43 (Call 09/01/42)	50	54,021
4.50%, 12/01/45 (Call 06/01/45)	35	41,327
4.63%, 12/01/54 (Call 06/01/54)	75	88,745
5.50%, 12/01/39	25	32,170
6.30%, 08/15/37	10	13,790
Series 06-A
5.85%, 03/15/36	20	26,116
Series 06-E
5.70%, 12/01/36	100	129,199
Series 08-B
6.75%, 04/01/38	60	86,724
Consumers Energy Co.
4.10%, 11/15/45 (Call 05/15/45)	25	28,502
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	50	54,364
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	50	55,403
Dominion Resources Inc./VA
7.00%, 06/15/38	100	137,449
Series B
5.95%, 06/15/35	35	42,863
Series C
4.90%, 08/01/41 (Call 02/01/41)	30	33,791
Series F
5.25%, 08/01/33	100	113,565
DTE Electric Co.
4.30%, 07/01/44 (Call 01/01/44)	100	116,767
Series A
4.00%, 04/01/43 (Call 10/01/42)	10	11,166
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	200	217,535
4.25%, 12/15/41 (Call 06/15/41)	60	67,869
6.10%, 06/01/37	38	50,943
Series A
6.00%, 12/01/28	50	65,166
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	50	50,647
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	10	10,682
5.65%, 04/01/40	25	33,206
6.40%, 06/15/38	100	143,220

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	$75	$79,009
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	25	26,204
Duke Energy Progress LLC
4.20%, 08/15/45 (Call 02/15/45)	85	96,369
4.38%, 03/30/44 (Call 09/30/43)	145	167,705
E.ON International Finance BV
6.65%, 04/30/38[a]	50	62,923
Electricite de France SA
4.88%, 01/22/44[a]	190	212,737
5.25%, 10/13/55 (Call 04/13/55)[a]	100	106,141
6.95%, 01/26/39[a]	25	34,601
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)[a]	75	82,887
Enel Finance International NV
6.00%, 10/07/39[a]	100	124,217
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	50	50,888
3.25%, 04/01/28 (Call 01/01/28)	20	21,130
4.95%, 01/15/45 (Call 01/15/25)	50	53,463
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	150	152,672
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	10	11,049
5.10%, 06/15/45 (Call 12/15/44)	150	178,427
5.63%, 06/15/35	200	243,599
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	37,222
6.25%, 10/01/39	50	57,097
FirstEnergy Corp. Series C
7.38%, 11/15/31	50	65,306
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	21,000
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[a]	50	56,741
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	125	141,028
4.05%, 10/01/44 (Call 04/01/44)	35	39,745
4.13%, 02/01/42 (Call 08/01/41)	50	56,991
5.63%, 04/01/34	50	65,040
5.95%, 02/01/38	50	69,024

Security	Principal (000s)	Value
Georgia Power Co.
4.30%, 03/15/42	$90	$99,225
5.40%, 06/01/40	85	106,337
Series 10-C
4.75%, 09/01/40	10	11,612
Great River Energy
6.25%, 07/01/38[a]	50	60,016
Hydro-Quebec
9.38%, 04/15/30	50	83,880
Indiana Michigan Power Co. Series K
4.55%, 03/15/46 (Call 09/15/45)	50	57,256
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)[a]	56	58,659
Interstate Power & Light Co.
6.25%, 07/15/39	50	69,103
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	23	27,490
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	31	37,557
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	75	87,128
Korea Electric Power Corp.
5.13%, 04/23/34[a]	50	60,271
Majapahit Holding BV
7.88%, 06/29/37[c]	100	132,630
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)[a]	50	52,263
5.90%, 11/15/39[a]	50	63,213
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	70	81,271
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[a,b]	150	194,211
Nevada Power Co. Series R
6.75%, 07/01/37	25	34,974
Niagara Mohawk Power Corp.
4.28%, 10/01/34 (Call 04/01/34)[a]	50	55,113
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	70	80,865
5.95%, 06/15/41 (Call 12/15/40)	56	72,372
6.25%, 12/15/40	25	32,949

14	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	$51	$51,718
3.60%, 05/15/46 (Call 11/15/45)	175	185,209
4.85%, 08/15/40 (Call 02/15/40)	10	12,372
NRG Energy Inc.
6.63%, 01/15/27 (Call 07/15/21)[a]	95	95,178
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	75	87,778
Oglethorpe Power Corp.
4.20%, 12/01/42	75	79,854
4.55%, 06/01/44	25	27,704
5.25%, 09/01/50	25	30,103
5.38%, 11/01/40	25	30,259
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	50	58,861
5.25%, 05/15/41 (Call 11/15/40)	25	31,496
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42 (Call 12/01/41)	45	58,525
7.25%, 01/15/33	100	145,202
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	80	83,522
4.25%, 03/15/46 (Call 09/15/45)	10	11,405
4.45%, 04/15/42 (Call 10/15/41)	26	29,926
4.60%, 06/15/43 (Call 12/15/42)	50	59,040
4.75%, 02/15/44 (Call 08/15/43)	35	42,333
5.40%, 01/15/40	25	32,127
6.05%, 03/01/34	250	338,530
6.25%, 03/01/39	70	97,664
PacifiCorp
6.00%, 01/15/39	70	95,954
6.25%, 10/15/37	35	48,780
PECO Energy Co.
4.80%, 10/15/43 (Call 04/15/43)	10	12,383
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	45	49,990
6.50%, 11/15/37	15	21,532
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	125	143,110
PPL Electric Utilities Corp.
4.15%, 10/01/45 (Call 04/01/45)	35	39,377
Progress Energy Inc.
6.00%, 12/01/39	50	64,793
7.00%, 10/30/31	25	33,399
7.75%, 03/01/31	100	140,021

Security	Principal (000s)	Value
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	$125	$131,268
4.30%, 03/15/44 (Call 09/15/43)	45	52,233
Public Service Electric & Gas Co.
3.65%, 09/01/42 (Call 03/01/42)	75	80,071
3.80%, 01/01/43 (Call 07/01/42)	26	28,449
3.80%, 03/01/46 (Call 09/01/45)	10	11,073
3.95%, 05/01/42 (Call 11/01/41)	25	27,728
4.05%, 05/01/45 (Call 11/01/44)	20	22,707
4.15%, 11/01/45 (Call 05/01/45)	35	40,432
Series D
5.25%, 07/01/35	50	63,368
5.70%, 12/01/36	20	26,772
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	60	69,655
4.43%, 11/15/41 (Call 05/15/41)	25	28,850
5.64%, 04/15/41 (Call 10/15/40)	31	41,141
5.76%, 10/01/39	50	66,927
5.80%, 03/15/40	10	13,373
San Diego Gas & Electric Co.
3.95%, 11/15/41	100	110,923
6.00%, 06/01/39	50	69,809
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[c]	200	206,080
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	100	111,255
4.50%, 06/01/64 (Call 12/01/63)	50	54,074
4.60%, 06/15/43 (Call 12/15/42)	10	11,545
6.05%, 01/15/38	51	67,889
6.63%, 02/01/32	20	26,889
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	76	84,726
4.65%, 10/01/43 (Call 04/01/43)	70	85,683
6.05%, 03/15/39	10	13,880
6.65%, 04/01/29	50	66,407
Series 05-E
5.35%, 07/15/35	25	31,718
Series 08-A
5.95%, 02/01/38	66	90,374
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	10	10,992
Series C
3.60%, 02/01/45 (Call 08/01/44)	100	105,865

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	$275	$295,035
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	20	20,144
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[a]	200	242,820
Talen Energy Supply LLC
6.00%, 12/15/36	25	14,250
Tampa Electric Co.
4.35%, 05/15/44 (Call 11/15/43)	50	56,397
Toledo Edison Co. (The)
6.15%, 05/15/37	10	12,507
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[a]	25	32,941
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	100	105,292
3.90%, 09/15/42 (Call 03/15/42)	50	54,355
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	10	11,330
4.45%, 02/15/44 (Call 08/15/43)	150	175,672
8.88%, 11/15/38	20	34,139
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	100	110,613
4.13%, 03/01/42 (Call 09/01/41)	26	28,796
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)	26	27,212
4.25%, 06/01/44 (Call 12/01/43)	50	57,243
4.30%, 12/15/45 (Call 06/15/45)	50	57,940
Wisconsin Power & Light Co.
6.38%, 08/15/37	50	69,766
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	25	30,886
Xcel Energy Inc.
4.80%, 09/15/41 (Call 03/15/41)	10	11,804
6.50%, 07/01/36	10	13,775

		13,355,891
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
6.00%, 08/15/32	50	65,343
6.13%, 04/15/39	13	18,006

		83,349

Security	Principal (000s)	Value
ELECTRONICS — 0.16%
Fortive Corp.
4.30%, 06/15/46 (Call 12/15/45)[a]	$50	$55,358
Honeywell International Inc.
5.38%, 03/01/41	75	100,893
5.70%, 03/15/37	50	67,188
Koninklijke Philips NV
5.00%, 03/15/42	45	51,548
6.88%, 03/11/38	20	26,580
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	25	30,291

		331,858
ENERGY — ALTERNATE SOURCES — 0.05%
Topaz Solar Farms LLC
5.75%, 09/30/39[a]	96	108,294

		108,294
ENGINEERING & CONSTRUCTION — 0.04%
ABB Finance USA Inc.
4.38%, 05/08/42	66	77,242

		77,242
ENVIRONMENTAL CONTROL — 0.07%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	10	10,799
4.10%, 03/01/45 (Call 09/01/44)	125	140,053

		150,852
FOOD — 0.99%
Campbell Soup Co.
3.80%, 08/02/42	26	26,224
Cargill Inc.
4.10%, 11/01/42[a]	100	108,260
ConAgra Foods Inc.
8.25%, 09/15/30	25	35,101
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	50	54,812
Hershey Co. (The)
3.38%, 08/15/46 (Call 02/15/46)	25	25,410
JM Smucker Co. (The)
4.25%, 03/15/35	50	55,028
4.38%, 03/15/45	50	56,225
Kellogg Co.
4.50%, 04/01/46	100	110,706
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	50	61,313

16	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	$150	$162,699
5.00%, 07/15/35 (Call 01/15/35)	60	70,351
5.00%, 06/04/42	149	173,403
5.20%, 07/15/45 (Call 01/15/45)	25	30,072
6.50%, 02/09/40	25	34,039
6.75%, 03/15/32	25	32,838
6.88%, 01/26/39	75	104,929
7.13%, 08/01/39[a]	100	144,377
Kroger Co. (The)
5.15%, 08/01/43 (Call 02/01/43)	25	30,943
5.40%, 07/15/40 (Call 01/15/40)	25	31,035
6.90%, 04/15/38	26	36,949
7.50%, 04/01/31	70	99,093
Mondelez International Inc.
6.50%, 02/09/40	50	68,170
Safeway Inc.
7.25%, 02/01/31	25	24,906
Sysco Corp.
4.85%, 10/01/45 (Call 04/01/45)	50	58,354
5.38%, 09/21/35	36	44,038
Tesco PLC
6.15%, 11/15/37[a]	100	101,776
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	56,623
Unilever Capital Corp.
5.90%, 11/15/32	130	183,721

		2,021,395
FOREST PRODUCTS & PAPER — 0.25%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	50	55,862
Georgia-Pacific LLC
7.75%, 11/15/29	91	131,381
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	25	24,913
4.80%, 06/15/44 (Call 12/15/43)	100	105,532
5.15%, 05/15/46 (Call 11/15/45)	20	22,248
6.00%, 11/15/41 (Call 05/15/41)	25	29,687
7.30%, 11/15/39	81	109,180
WestRock MWV LLC
8.20%, 01/15/30	26	35,684

		514,487

Security	Principal (000s)	Value
GAS — 0.26%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	$25	$27,179
5.50%, 06/15/41 (Call 12/15/40)	50	64,077
Boston Gas Co.
4.49%, 02/15/42[a]	25	27,858
KeySpan Corp.
5.80%, 04/01/35	50	61,015
8.00%, 11/15/30	25	35,522
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	35	40,502
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	50	50,744
Sempra Energy
6.00%, 10/15/39	50	64,036
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	40	42,891
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	25	26,290
5.88%, 03/15/41 (Call 09/15/40)	56	69,351
Southwest Gas Corp.
4.88%, 10/01/43 (Call 04/01/43)	25	29,343

		538,808
HEALTH CARE — PRODUCTS — 0.61%
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	70	68,126
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	100	116,094
4.88%, 05/15/44 (Call 11/15/43)	50	58,802
5.00%, 11/12/40	25	28,734
Boston Scientific Corp.
7.38%, 01/15/40	50	68,601
Medtronic Inc.
4.38%, 03/15/35	300	343,210
4.50%, 03/15/42 (Call 09/15/41)	40	46,432
4.63%, 03/15/45	215	257,226
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	50	53,856
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	50	54,599
4.63%, 03/15/46 (Call 09/15/45)	10	11,429
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	60	61,883

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.45%, 08/15/45 (Call 02/15/45)	$25	$26,342
5.75%, 11/30/39	50	61,194

		1,256,528
HEALTH CARE — SERVICES — 1.09%
Aetna Inc.
4.25%, 06/15/36 (Call 12/15/35)	100	104,051
4.38%, 06/15/46 (Call 12/15/45)	150	156,264
4.75%, 03/15/44 (Call 09/15/43)	25	28,633
6.75%, 12/15/37	85	118,623
Anthem Inc.
4.63%, 05/15/42	75	82,768
4.65%, 01/15/43	70	77,887
4.65%, 08/15/44 (Call 02/15/44)	25	27,792
5.10%, 01/15/44	125	147,103
6.38%, 06/15/37	25	32,998
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	15	16,770
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	75	92,167
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	80	80,700
7.50%, 11/06/33	25	27,375
7.50%, 11/15/95	10	10,100
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	96	102,730
Kaiser Foundation Hospitals
4.88%, 04/01/42	60	73,548
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	70	76,602
Roche Holdings Inc.
4.00%, 11/28/44 (Call 05/28/44)[a]	200	232,603
Tenet Healthcare Corp.
6.88%, 11/15/31	25	20,688
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)	150	169,970
4.63%, 07/15/35	80	94,829
4.63%, 11/15/41 (Call 05/15/41)	80	94,393
4.75%, 07/15/45	240	296,357
6.88%, 02/15/38	41	60,731

		2,225,682

Security	Principal (000s)	Value
HOLDING COMPANIES — DIVERSIFIED — 0.17%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 [a,b]	$100	$150,125
Votorantim Cimentos SA
7.25%, 04/05/41[c]	200	204,500

		354,625
HOME BUILDERS — 0.04%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	25	22,375
PulteGroup Inc.
6.38%, 05/15/33	25	26,313
7.88%, 06/15/32	25	29,112

		77,800
HOME FURNISHINGS — 0.03%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	50	54,948

		54,948
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	45	45,191
5.30%, 03/01/41	50	66,941
6.63%, 08/01/37	25	37,596

		149,728
HOUSEWARES — 0.12%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	100	119,305
5.50%, 04/01/46 (Call 10/01/45)	100	124,096

		243,401
INSURANCE — 2.72%
Aflac Inc.
6.45%, 08/15/40	51	69,389
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	26,254
Allstate Corp. (The)
4.50%, 06/15/43	105	124,219
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	100	97,774
4.38%, 01/15/55 (Call 07/15/54)	50	49,061
4.50%, 07/16/44 (Call 01/16/44)	30	31,069
6.25%, 05/01/36	270	334,144

18	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Aon Corp.
6.25%, 09/30/40	$100	$128,574
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	25	26,632
4.75%, 05/15/45 (Call 11/15/44)	10	10,996
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	35	38,643
AXA SA
8.60%, 12/15/30	151	212,910
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	100	114,796
5.75%, 01/15/40	60	81,104
Berkshire Hathaway Inc.
4.50%, 02/11/43	35	41,492
Chubb Corp. (The)
6.00%, 05/11/37	31	42,748
6.50%, 05/15/38	45	65,867
Chubb INA Holdings Inc.
4.15%, 03/13/43	50	56,543
4.35%, 11/03/45 (Call 05/03/45)	35	41,218
6.70%, 05/15/36	50	72,387
Cincinnati Financial Corp.
6.92%, 05/15/28	25	32,760
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	25	30,768
Farmers Exchange Capital III VRN, (3 mo. LIBOR US + 3.454%)
5.45%, 10/15/54 (Call 10/15/34)[a]	100	102,250
Genworth Holdings Inc.
6.50%, 06/15/34	25	19,688
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[a]	50	71,153
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	75	75,025
Liberty Mutual Group Inc.
4.85%, 08/01/44[a]	150	159,963
7.80%, 03/07/87[a]	65	75,400
Lincoln National Corp.
7.00%, 06/15/40	70	90,185
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	60	61,924

Security	Principal (000s)	Value
Manulife Financial Corp.
5.38%, 03/04/46	$50	$60,584
Markel Corp.
5.00%, 04/05/46	75	82,040
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65[a]	50	50,765
8.88%, 06/01/39[a]	44	70,091
MetLife Inc.
4.05%, 03/01/45	160	160,065
4.13%, 08/13/42	40	40,301
4.88%, 11/13/43	160	178,864
6.38%, 06/15/34	100	130,807
6.40%, 12/15/66 (Call 12/15/31)	175	195,781
Nationwide Financial Services Inc.
5.30%, 11/18/44[a]	100	110,534
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[a]	50	79,907
New York Life Insurance Co.
6.75%, 11/15/39[a]	80	111,593
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[a]	130	169,441
Pacific Life Insurance Co.
9.25%, 06/15/39[a]	50	78,980
Pacific LifeCorp
5.13%, 01/30/43[a]	32	35,441
Principal Financial Group Inc.
4.35%, 05/15/43	76	78,466
Progressive Corp. (The)
2.45%, 01/15/27	50	49,914
4.35%, 04/25/44[b]	75	87,294
Provident Financing Trust I
7.41%, 03/15/38	25	27,946
Prudential Financial Inc.
4.60%, 05/15/44	30	32,586
5.70%, 12/14/36	125	149,513
5.90%, 03/17/36	25	30,335
Series B
5.75%, 07/15/33	26	31,089
Series D
6.63%, 12/01/37	121	157,361
Reinsurance Group of America Inc.
3.95%, 09/15/26 (Call 06/15/26)	75	77,660

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[a]	$100	$108,652
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44[a]	225	256,770
6.85%, 12/16/39[a]	26	35,896
Transatlantic Holdings Inc.
8.00%, 11/30/39	25	34,900
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	60,250
6.25%, 06/15/37	101	142,192
Unum Group
5.75%, 08/15/42	50	57,025
Voya Financial Inc.
5.70%, 07/15/43	75	85,777
WR Berkley Corp.
4.75%, 08/01/44	50	52,982
XLIT Ltd.
5.25%, 12/15/43	20	22,182
5.50%, 03/31/45	35	34,810
6.25%, 05/15/27	25	30,298

		5,584,028
INTERNET — 0.13%
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	75	89,827
4.95%, 12/05/44 (Call 06/05/44)	100	125,455
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	51	46,921

		262,203
IRON & STEEL — 0.33%
ArcelorMittal
7.75%, 03/01/41	65	67,600
8.00%, 10/15/39	100	107,500
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	25	28,977
6.40%, 12/01/37	50	62,687
U.S. Steel Corp.
6.65%, 06/01/37	25	20,485
Vale Overseas Ltd.
6.88%, 11/21/36	236	232,755
8.25%, 01/17/34	50	55,625
Vale SA
5.63%, 09/11/42[b]	110	94,325

		669,954

Security	Principal (000s)	Value
LEISURE TIME — 0.01%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	$25	$27,513

		27,513
LODGING — 0.01%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	25	25,838

		25,838
MACHINERY — 0.25%
Caterpillar Inc.
3.80%, 08/15/42	203	212,805
4.30%, 05/15/44 (Call 11/15/43)	30	33,804
4.75%, 05/15/64 (Call 11/15/63)	25	28,800
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	50	60,099
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	76	84,222
5.38%, 10/16/29	26	33,248
Rockwell Automation Inc.
6.70%, 01/15/28	40	54,313

		507,291
MANUFACTURING — 0.92%
3M Co.
3.88%, 06/15/44	45	51,032
5.70%, 03/15/37	16	21,936
6.38%, 02/15/28	25	34,541
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	91	117,373
Eaton Corp.
4.00%, 11/02/32	155	166,938
4.15%, 11/02/42	10	11,057
General Electric Co.
4.13%, 10/09/42	180	202,204
4.50%, 03/11/44	40	47,524
5.88%, 01/14/38	257	352,206
6.88%, 01/10/39	10	15,311
Series A
6.75%, 03/15/32	355	505,770
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	27,999
4.88%, 09/15/41 (Call 03/15/41)	44	55,101

20	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	$85	$96,332
Siemens Financieringsmaatschappij NV
4.40%, 05/27/45[a]	100	121,603
Tyco International Finance SA
5.13%, 09/14/45 (Call 03/14/45)	50	59,735

		1,886,662
MEDIA — 2.90%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	200	224,624
4.95%, 10/15/45 (Call 04/15/45)	10	11,633
5.40%, 10/01/43	175	210,776
6.15%, 03/01/37	25	31,827
6.40%, 12/15/35	50	65,006
6.65%, 11/15/37	86	114,685
7.75%, 12/01/45	30	45,585
Belo Corp.
7.75%, 06/01/27	25	27,000
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	80	84,577
4.85%, 07/01/42 (Call 01/01/42)	70	75,140
4.90%, 08/15/44 (Call 02/15/44)	25	27,074
7.88%, 07/30/30	50	70,924
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 05/01/27 (Call 05/01/21)[a]	50	53,500
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)[a]	45	53,729
6.83%, 10/23/55 (Call 04/23/55)[a]	250	308,012
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	280	311,747
4.25%, 01/15/33	385	432,130
4.60%, 08/15/45 (Call 02/15/45)	150	176,046
4.65%, 07/15/42	130	152,421
4.75%, 03/01/44	375	447,856
5.65%, 06/15/35	50	64,646
6.95%, 08/15/37	50	73,288
7.05%, 03/15/33	20	28,550
Cox Communications Inc.
4.80%, 02/01/35 (Call 08/01/34)[a]	100	97,303
8.38%, 03/01/39[a]	100	128,325

Security	Principal (000s)	Value
Discovery Communications LLC
4.88%, 04/01/43	$75	$70,912
4.95%, 05/15/42	15	14,151
6.35%, 06/01/40	50	53,331
Grupo Televisa SAB
6.63%, 01/15/40	71	87,498
Historic TW Inc.
6.63%, 05/15/29	325	425,728
iHeartCommunications Inc.
7.25%, 10/15/27	25	14,500
Knight Ridder Inc.
6.88%, 03/15/29	25	18,125
Liberty Interactive LLC
8.25%, 02/01/30	40	43,000
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a]	100	100,750
Thomson Reuters Corp.
5.85%, 04/15/40	75	90,527
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	95	91,093
5.50%, 09/01/41 (Call 03/01/41)	100	108,842
5.88%, 11/15/40 (Call 05/15/40)	35	39,340
6.75%, 06/15/39	125	154,981
7.30%, 07/01/38	85	111,094
Time Warner Entertainment Co. LP
8.38%, 07/15/33	90	123,357
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	100	111,119
4.85%, 07/15/45 (Call 01/15/45)	10	11,513
4.90%, 06/15/42	60	68,136
5.35%, 12/15/43	60	72,496
6.10%, 07/15/40	100	128,147
7.70%, 05/01/32	50	71,468
Viacom Inc.
4.38%, 03/15/43	100	89,818
4.85%, 12/15/34 (Call 06/15/34)	50	50,129
5.25%, 04/01/44 (Call 10/01/43)	50	51,259
5.85%, 09/01/43 (Call 03/01/43)	10	11,041
6.88%, 04/30/36	100	118,027
Walt Disney Co. (The)
3.70%, 12/01/42	10	10,721
4.13%, 06/01/44	110	126,459
7.00%, 03/01/32	66	95,873

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Series E
4.13%, 12/01/41	$50	$57,050

		5,936,889
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	50	55,865
4.20%, 06/15/35 (Call 12/15/34)	25	28,524

		84,389
MINING — 1.01%
Alcoa Inc.
5.90%, 02/01/27	50	53,625
5.95%, 02/01/37	30	30,291
6.75%, 01/15/28	25	27,812
Barrick Gold Corp.
5.25%, 04/01/42	20	21,855
Barrick North America Finance LLC
7.50%, 09/15/38	75	91,520
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	171	196,248
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	51	53,711
5.00%, 09/30/43	145	171,589
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[c]	200	229,866
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	39,000
5.45%, 03/15/43 (Call 09/15/42)	120	91,800
Glencore Finance Canada Ltd.
5.55%, 10/25/42[a]	50	47,000
6.90%, 11/15/37[a]	24	25,920
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	25	27,144
Kinross Gold Corp.
6.88%, 09/01/41 (Call 03/01/41)	15	14,625
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[a]	50	52,319
Newmont Mining Corp.
6.25%, 10/01/39	101	118,823
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	100	115,792
7.13%, 07/15/28	70	91,138
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	80	82,527

Security	Principal (000s)	Value
4.75%, 03/22/42 (Call 09/22/41)	$55	$60,313
Southern Copper Corp.
5.25%, 11/08/42	275	260,906
5.88%, 04/23/45	30	30,337
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	75	55,875
6.00%, 08/15/40 (Call 02/15/40)	25	20,250
6.13%, 10/01/35	50	41,750
6.25%, 07/15/41 (Call 01/15/41)	31	25,633

		2,077,669
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
4.80%, 03/01/35[b]	30	28,662
6.75%, 12/15/39	25	25,209

		53,871
OIL & GAS — 4.56%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	50	51,876
Anadarko Finance Co.
7.50%, 05/01/31	71	85,812
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	100	90,465
6.45%, 09/15/36	95	108,927
6.60%, 03/15/46 (Call 09/15/45)	100	118,525
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	110	112,867
5.10%, 09/01/40 (Call 03/01/40)	151	156,743
Apache Finance Canada Corp.
7.75%, 12/15/29	50	63,969
Canadian Natural Resources Ltd.
6.25%, 03/15/38	175	190,334
Cenovus Energy Inc.
5.20%, 09/15/43 (Call 03/15/43)	25	21,982
6.75%, 11/15/39	126	134,534
Conoco Funding Co.
7.25%, 10/15/31	100	131,634
ConocoPhillips
6.50%, 02/01/39	250	327,421
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	80	80,220
5.95%, 03/15/46 (Call 09/15/45)	50	63,337
ConocoPhillips Holding Co.
6.95%, 04/15/29	140	177,113

22	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	$50	$41,750
Devon Energy Corp.
5.00%, 06/15/45 (Call 12/15/44)	110	105,183
5.60%, 07/15/41 (Call 01/15/41)	71	70,550
Devon Financing Co. LLC
7.88%, 09/30/31	100	122,158
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	44	32,386
5.70%, 10/15/39	35	28,381
Ecopetrol SA
5.88%, 05/28/45	75	70,031
7.38%, 09/18/43	50	53,688
Encana Corp.
6.50%, 08/15/34	26	26,198
6.50%, 02/01/38	50	49,838
6.63%, 08/15/37	30	30,159
Eni USA Inc.
7.30%, 11/15/27	25	30,441
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	50	30,750
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	50	50,664
5.10%, 01/15/36 (Call 07/15/35)	35	40,585
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	85	89,166
4.11%, 03/01/46 (Call 09/01/45)	100	114,557
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[c]	200	200,124
Hess Corp.
5.60%, 02/15/41	115	116,106
7.30%, 08/15/31	125	141,303
Husky Energy Inc.
6.80%, 09/15/37	10	11,992
Kerr-McGee Corp.
7.88%, 09/15/31	10	12,098
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	10	8,937
6.60%, 10/01/37	75	76,476
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	65	58,952
5.85%, 12/15/45 (Call 06/15/45)	60	61,885
6.50%, 03/01/41 (Call 09/01/40)	25	27,853

Security	Principal (000s)	Value
Motiva Enterprises LLC
6.85%, 01/15/40[a]	$50	$64,704
Murphy Oil Corp.
6.13%, 12/01/42 (Call 06/01/42)	30	26,849
7.05%, 05/01/29	25	26,189
Nexen Energy ULC
6.40%, 05/15/37	110	148,391
7.50%, 07/30/39	50	75,870
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	85	85,266
6.00%, 03/01/41 (Call 09/01/40)	90	97,502
Noble Holding International Ltd.
5.25%, 03/15/42	25	14,750
6.05%, 03/01/41	50	30,250
6.20%, 08/01/40	26	16,120
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	50	55,655
4.63%, 06/15/45 (Call 12/15/44)	50	57,133
Pertamina Persero PT
6.45%, 05/30/44[c]	200	230,479
Petro-Canada
5.35%, 07/15/33	25	28,037
Petrobras Global Finance BV
5.63%, 05/20/43	50	38,563
6.75%, 01/27/41	75	65,531
6.85%, 06/05/49	200	166,750
6.88%, 01/20/40	50	44,625
7.25%, 03/17/44	150	138,000
Petroleos de Venezuela SA
5.38%, 04/12/27[c]	225	81,000
5.50%, 04/12/37[c]	100	35,500
6.00%, 11/15/26[c]	250	90,625
9.75%, 05/17/35[c]	125	58,938
Petroleos Mexicanos
5.50%, 06/27/44	200	189,959
5.63%, 01/23/46	200	192,687
6.38%, 01/23/45	295	310,489
6.50%, 06/02/41	200	211,780
6.63%, 06/15/35	100	108,065
6.63%, 06/15/38	100	106,502
Petronas Capital Ltd.
4.50%, 03/18/45[c]	200	232,993
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	15	16,372

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.88%, 11/15/44 (Call 05/15/44)	$225	$251,793
Pride International Inc.
7.88%, 08/15/40	50	37,000
PTT PCL
5.88%, 08/03/35[a]	100	124,127
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[a]	250	300,938
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	50	35,520
Shell International Finance BV
4.00%, 05/10/46	100	104,863
4.13%, 05/11/35	50	54,782
4.38%, 05/11/45	250	276,015
5.50%, 03/25/40	86	107,733
6.38%, 12/15/38	216	296,792
Sinopec Group Overseas Development 2015 Ltd.
4.10%, 04/28/45[c]	200	219,338
Statoil ASA
3.95%, 05/15/43	250	265,028
Suncor Energy Inc.
6.50%, 06/15/38	190	249,445
6.85%, 06/01/39	25	34,292
7.15%, 02/01/32	36	46,393
Transocean Inc.
6.80%, 03/15/38	75	48,563
7.50%, 04/15/31	50	35,125
Valero Energy Corp.
4.90%, 03/15/45[b]	25	24,706
6.63%, 06/15/37	121	141,250
10.50%, 03/15/39	16	23,958

		9,341,205
OIL & GAS SERVICES — 0.33%
Baker Hughes Inc.
5.13%, 09/15/40	100	111,043
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	150	158,933
4.85%, 11/15/35 (Call 05/15/35)	10	10,731
5.00%, 11/15/45 (Call 05/15/45)	125	137,419
6.70%, 09/15/38	100	128,441
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	51	40,217

Security	Principal (000s)	Value
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	$50	$35,125
6.75%, 09/15/40	55	40,425
7.00%, 03/15/38	25	18,813

		681,147
PACKAGING & CONTAINERS — 0.08%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26	25	28,125
Pactiv LLC
7.95%, 12/15/25	25	27,250
Sealed Air Corp.
6.88%, 07/15/33[a]	25	27,062
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	65	77,523

		159,960
PHARMACEUTICALS — 2.58%
Abbott Laboratories
5.30%, 05/27/40	50	60,094
6.15%, 11/30/37	36	47,891
AbbVie Inc.
4.40%, 11/06/42	140	148,380
4.50%, 05/14/35 (Call 11/14/34)	275	297,187
4.70%, 05/14/45 (Call 11/14/44)	220	244,788
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	45	48,293
4.75%, 03/15/45 (Call 09/15/44)	170	187,178
4.85%, 06/15/44 (Call 12/15/43)	85	94,545
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	99	106,405
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	75	82,466
AstraZeneca PLC
4.00%, 09/18/42	50	53,383
4.38%, 11/16/45	20	22,600
6.45%, 09/15/37	213	295,111
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	75	88,276
Bristol-Myers Squibb Co.
3.25%, 08/01/42	141	144,553
4.50%, 03/01/44 (Call 09/01/43)	26	32,473
Cardinal Health Inc.
4.50%, 11/15/44 (Call 05/15/44)	75	82,206
4.60%, 03/15/43	35	38,550

24	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	$75	$81,790
5.50%, 03/15/27	51	65,650
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	50	53,297
6.13%, 11/15/41	76	94,797
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	160	233,348
Johnson & Johnson
3.55%, 03/01/36 (Call 09/01/35)	50	56,066
3.70%, 03/01/46 (Call 09/01/45)	100	115,026
4.38%, 12/05/33 (Call 06/05/33)	255	311,201
4.50%, 12/05/43 (Call 06/05/43)	120	154,836
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	90	106,760
6.00%, 03/01/41 (Call 09/01/40)	25	32,541
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	50	54,270
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	40	42,006
3.70%, 02/10/45 (Call 08/10/44)	280	298,870
4.15%, 05/18/43	60	68,455
6.55%, 09/15/37	25	36,155
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)[a]	100	109,578
Novartis Capital Corp.
4.40%, 05/06/44	190	227,823
Pfizer Inc.
4.30%, 06/15/43	10	11,425
4.40%, 05/15/44	200	232,630
5.60%, 09/15/40	35	45,809
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	25	32,020
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	225	229,377
Wyeth LLC
5.95%, 04/01/37	225	301,098
6.50%, 02/01/34	85	116,317
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	100	107,392

		5,292,916

Security	Principal (000s)	Value
PIPELINES — 2.04%
APT Pipelines Ltd.
5.00%, 03/23/35 (Call 12/23/34)[a]	$60	$63,553
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	50	50,827
CenterPoint Energy Resources Corp.
6.63%, 11/01/37	25	31,300
Colonial Pipeline Co.
7.63%, 04/15/32[a]	50	67,172
DCP Midstream LLC
6.75%, 09/15/37[a]	50	48,500
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	22,875
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	10	12,427
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	50	42,374
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	46,134
7.38%, 10/15/45 (Call 04/15/45)	50	61,933
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)	50	50,125
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	50	51,854
6.13%, 12/15/45 (Call 06/15/45)	65	70,063
6.50%, 02/01/42 (Call 08/01/41)	200	216,165
6.63%, 10/15/36	25	26,878
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	35	31,695
Enterprise Products Operating LLC
3.95%, 02/15/27 (Call 11/15/26)	135	142,686
4.85%, 08/15/42 (Call 02/15/42)	250	264,052
4.85%, 03/15/44 (Call 09/15/43)	30	31,741
4.95%, 10/15/54 (Call 04/15/54)	50	50,879
5.10%, 02/15/45 (Call 08/15/44)	150	164,801
5.95%, 02/01/41	15	17,711
7.55%, 04/15/38	25	33,455
Gulfstream Natural Gas System LLC
5.95%, 10/15/45 (Call 04/15/45)[a]	25	28,194
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	40	38,168
5.00%, 03/01/43 (Call 09/01/42)	20	19,075
5.50%, 03/01/44 (Call 09/01/43)	125	127,166
5.80%, 03/15/35	25	25,637

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.95%, 01/15/38	$75	$85,206
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	50	48,019
5.30%, 12/01/34 (Call 06/01/34)	150	149,161
5.55%, 06/01/45 (Call 12/01/44)	200	206,440
7.75%, 01/15/32	15	18,072
7.80%, 08/01/31	50	60,345
Magellan Midstream Partners LP
4.20%, 12/01/42 (Call 06/01/42)	75	72,362
NGPL PipeCo LLC
7.77%, 12/15/37[a]	25	26,844
ONEOK Inc.
6.00%, 06/15/35	25	23,500
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	50	55,246
6.85%, 10/15/37	75	85,734
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	120	105,972
4.90%, 02/15/45 (Call 08/15/44)	10	9,105
5.15%, 06/01/42 (Call 12/01/41)	25	23,160
6.65%, 01/15/37	25	27,750
Rockies Express Pipeline LLC
6.88%, 04/15/40[a]	25	25,250
7.50%, 07/15/38[a]	25	25,875
Spectra Energy Capital LLC
7.50%, 09/15/38	25	30,507
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	50	51,556
5.95%, 09/25/43 (Call 03/25/43)	25	29,680
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	140	143,092
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	125	149,802
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	150	163,614
5.60%, 03/31/34	100	118,970
6.10%, 06/01/40	40	50,802
7.25%, 08/15/38	25	34,843
7.63%, 01/15/39	90	133,100
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	25	25,687
7.50%, 01/15/31	25	28,625

Security	Principal (000s)	Value
8.75%, 03/15/32	$51	$62,985
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	50	47,467
5.10%, 09/15/45 (Call 03/15/45)	50	48,913
5.40%, 03/04/44 (Call 09/04/43)	25	25,079
6.30%, 04/15/40	129	140,605

		4,170,808
PRIVATE EQUITY — 0.04%
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[a]	75	80,836

		80,836
REAL ESTATE INVESTMENT TRUSTS — 0.40%
Alexandria Real Estate Equities Inc.
3.95%, 01/15/27 (Call 10/15/26)	75	77,406
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	50	49,698
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	50	56,398
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	25	31,358
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	50	52,930
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	50	49,829
4.25%, 04/01/45 (Call 10/01/44)	50	53,167
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	25	24,856
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	50	53,369
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	95	107,945
4.75%, 03/15/42 (Call 09/15/41)	25	29,821
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	50	50,788
Welltower Inc.
6.50%, 03/15/41 (Call 09/15/40)	25	32,617
Weyerhaeuser Co.
6.88%, 12/15/33	25	32,158
6.95%, 10/01/27	35	43,674
7.38%, 03/15/32	60	81,433

		827,447

26	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
RETAIL — 2.17%
Bed Bath & Beyond Inc.
5.17%, 08/01/44 (Call 02/01/44)	$50	$48,823
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	125	149,523
5.13%, 07/20/45 (Call 01/20/45)	200	248,688
5.30%, 12/05/43 (Call 06/05/43)	20	25,098
Darden Restaurants Inc.
6.80%, 10/15/37	25	29,989
Home Depot Inc. (The)
4.25%, 04/01/46 (Call 10/01/45)	40	46,512
4.40%, 03/15/45 (Call 09/15/44)	35	41,452
5.88%, 12/16/36	375	515,785
5.95%, 04/01/41 (Call 10/01/40)	100	138,681
JC Penney Corp. Inc.
6.38%, 10/15/36	35	29,400
7.63%, 03/01/97	25	20,250
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)[b]	25	24,725
L Brands Inc.
6.75%, 07/01/36	50	53,725
6.88%, 11/01/35	50	54,625
6.95%, 03/01/33	25	26,437
7.60%, 07/15/37	25	27,250
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	50	52,401
4.38%, 09/15/45 (Call 03/15/45)	80	91,975
5.50%, 10/15/35	26	33,004
5.80%, 04/15/40 (Call 10/15/39)	50	66,806
6.65%, 09/15/37	60	86,301
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	80	75,442
6.38%, 03/15/37[b]	25	27,419
6.90%, 04/01/29	75	84,668
McDonald’s Corp.
3.63%, 05/01/43	75	73,084
3.70%, 02/15/42	50	49,368
4.60%, 05/26/45 (Call 11/26/44)	25	28,221
4.88%, 12/09/45 (Call 06/09/45)	75	88,333
6.30%, 10/15/37	115	153,911
6.30%, 03/01/38	25	33,338
New Albertsons Inc.
7.45%, 08/01/29	55	54,175
8.70%, 05/01/30	25	25,500

Security	Principal (000s)	Value
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	$52	$53,737
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	50	47,646
Rite Aid Corp.
7.70%, 02/15/27	10	12,700
Target Corp.
3.63%, 04/15/46	50	52,303
4.00%, 07/01/42	200	220,967
6.35%, 11/01/32	25	34,197
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	325	368,437
4.30%, 04/22/44 (Call 10/22/43)	200	238,173
5.00%, 10/25/40	30	38,165
5.25%, 09/01/35	50	66,656
5.88%, 04/05/27	25	32,813
6.20%, 04/15/38	250	360,561
6.50%, 08/15/37	100	147,981
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	25	27,080
4.65%, 06/01/46 (Call 12/01/45)	50	55,501
4.80%, 11/18/44 (Call 05/18/44)	120	134,952
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	25	21,750
6.88%, 11/15/37	25	25,625
		4,444,153
SEMICONDUCTORS — 0.35%
Applied Materials Inc.
5.10%, 10/01/35 (Call 04/01/35)	45	53,226
5.85%, 06/15/41	25	31,870
Intel Corp.
4.00%, 12/15/32	50	55,872
4.10%, 05/19/46 (Call 11/19/45)	50	54,708
4.25%, 12/15/42	25	27,757
4.80%, 10/01/41	156	185,951
4.90%, 07/29/45 (Call 01/29/45)	100	121,835
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	25	27,917
QUALCOMM Inc.
4.80%, 05/20/45 (Call 11/20/44)	135	153,221

		712,357

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
SOFTWARE — 1.23%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	$245	$253,357
3.50%, 11/15/42	25	25,052
3.70%, 08/08/46 (Call 02/08/46)	150	155,831
4.00%, 02/12/55 (Call 08/12/54)	235	245,487
4.20%, 11/03/35 (Call 05/03/35)	50	56,252
4.45%, 11/03/45 (Call 05/03/45)	370	429,028
5.20%, 06/01/39	25	31,960
5.30%, 02/08/41	182	234,178
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	20	20,937
3.90%, 05/15/35 (Call 11/15/34)	90	94,968
4.13%, 05/15/45 (Call 11/15/44)	135	144,308
4.30%, 07/08/34 (Call 01/08/34)	230	253,847
4.38%, 05/15/55 (Call 11/15/54)	35	37,646
4.50%, 07/08/44 (Call 01/08/44)	350	394,157
6.50%, 04/15/38	100	139,240

		2,516,248
TELECOMMUNICATIONS — 4.40%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	75	81,563
America Movil SAB de CV
6.13%, 11/15/37	100	125,024
6.13%, 03/30/40	100	126,569
6.38%, 03/01/35	90	114,767
AT&T Inc.
4.35%, 06/15/45 (Call 12/15/44)	555	556,084
4.50%, 05/15/35 (Call 11/15/34)	425	449,013
4.75%, 05/15/46 (Call 11/15/45)	25	26,610
4.80%, 06/15/44 (Call 12/15/43)	50	53,424
5.15%, 03/15/42	125	138,727
5.35%, 09/01/40	100	113,390
5.55%, 08/15/41	70	81,560
5.65%, 02/15/47 (Call 08/15/46)	20	24,034
6.00%, 08/15/40 (Call 05/15/40)	100	120,939
6.30%, 01/15/38	440	548,146
6.55%, 02/15/39	100	130,856
BellSouth LLC
6.88%, 10/15/31	30	37,871
British Telecommunications PLC
9.38%, 12/15/30	146	237,613

Security	Principal (000s)	Value
CenturyLink Inc.
7.60%, 09/15/39	$50	$46,224
7.65%, 03/15/42	50	45,200
Series G
6.88%, 01/15/28	25	24,129
Cisco Systems Inc.
5.50%, 01/15/40	124	163,892
5.90%, 02/15/39	115	157,289
Corning Inc.
4.70%, 03/15/37	26	27,860
4.75%, 03/15/42	50	54,055
5.75%, 08/15/40	45	54,869
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	150	177,978
8.75%, 06/15/30	79	123,606
Embarq Corp.
8.00%, 06/01/36	77	79,839
Frontier Communications Corp.
7.88%, 01/15/27	25	22,656
9.00%, 08/15/31	75	72,750
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	30	33,582
6.15%, 12/15/40	10	12,722
Juniper Networks Inc.
5.95%, 03/15/41	50	52,471
Koninklijke KPN NV
8.38%, 10/01/30	86	120,048
Motorola Solutions Inc.
5.50%, 09/01/44	25	23,876
Nokia OYJ
6.63%, 05/15/39	25	27,250
Orange SA
5.38%, 01/13/42	56	69,564
5.50%, 02/06/44 (Call 08/06/43)	110	140,310
9.00%, 03/01/31	100	159,687
Qwest Capital Funding Inc.
7.75%, 02/15/31	50	48,188
Qwest Corp.
6.88%, 09/15/33 (Call 10/03/16)	65	64,838
7.13%, 11/15/43 (Call 10/03/16)	20	20,000
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	50	55,072
5.00%, 03/15/44 (Call 09/15/43)	110	130,773

28	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
SES Global Americas Holdings GP
5.30%, 03/25/44[a]	$24	$22,897
Sprint Capital Corp.
6.88%, 11/15/28	125	112,500
8.75%, 03/15/32	150	148,875
Telecom Italia Capital SA
6.00%, 09/30/34	50	50,255
6.38%, 11/15/33	75	77,531
7.20%, 07/18/36	65	69,631
7.72%, 06/04/38	50	54,875
Telefonica Emisiones SAU
7.05%, 06/20/36	125	166,841
Telefonica Europe BV
8.25%, 09/15/30	57	83,696
U.S. Cellular Corp.
6.70%, 12/15/33	25	24,500
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	150	144,066
4.40%, 11/01/34 (Call 05/01/34)	150	158,959
4.67%, 03/15/55	175	182,538
4.86%, 08/21/46	550	611,983
5.01%, 08/21/54	400	439,632
5.05%, 03/15/34 (Call 12/15/33)	374	423,803
5.85%, 09/15/35	45	55,830
6.40%, 09/15/33	75	97,109
6.40%, 02/15/38	375	484,145
6.55%, 09/15/43	225	306,016
Vodafone Group PLC
6.15%, 02/27/37	200	248,252
7.88%, 02/15/30	50	68,622

		9,007,474
TEXTILES — 0.03%
Cintas Corp. No. 2
6.15%, 08/15/36	50	64,055

		64,055
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	50	54,037
6.35%, 03/15/40	25	30,928
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	28,515

		113,480

Security	Principal (000s)	Value
TRANSPORTATION — 1.57%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	$35	$38,112
4.15%, 04/01/45 (Call 10/01/44)	45	50,482
4.55%, 09/01/44 (Call 03/01/44)	100	118,100
4.70%, 09/01/45 (Call 03/01/45)	50	60,484
4.90%, 04/01/44 (Call 10/01/43)	120	148,093
5.75%, 05/01/40 (Call 11/01/39)	250	333,603
Canadian National Railway Co.
4.50%, 11/07/43 (Call 05/07/43)	50	59,815
6.20%, 06/01/36	60	83,510
6.38%, 11/15/37	41	58,558
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	85	99,895
5.75%, 01/15/42	50	64,264
5.95%, 05/15/37	76	96,383
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	50	51,237
4.10%, 03/15/44 (Call 09/15/43)	75	81,071
4.50%, 08/01/54 (Call 02/01/54)	25	27,530
6.00%, 10/01/36	26	33,735
6.15%, 05/01/37	35	46,354
6.22%, 04/30/40	81	110,206
FedEx Corp.
3.90%, 02/01/35	115	119,651
4.10%, 02/01/45	40	41,734
4.75%, 11/15/45 (Call 05/15/45)	175	200,295
4.90%, 01/15/34	50	57,863
5.10%, 01/15/44	25	29,794
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	52,523
4.95%, 08/15/45 (Call 02/15/45)	25	28,838
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	70	79,722
4.65%, 01/15/46 (Call 07/15/45)	25	29,400
4.80%, 08/15/43 (Call 02/15/43)	69	81,767
4.84%, 10/01/41	215	253,644
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	160	164,287
4.05%, 11/15/45 (Call 05/15/45)	10	11,131
4.05%, 03/01/46 (Call 09/01/45)	25	27,895
4.38%, 11/15/65 (Call 05/15/65)	50	55,423
4.75%, 09/15/41 (Call 03/15/41)	25	29,990
4.82%, 02/01/44 (Call 08/01/43)	50	60,882

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.63%, 02/01/29	$50	$68,993
United Parcel Service Inc.
3.63%, 10/01/42	100	108,823
6.20%, 01/15/38	86	125,244
XPO CNW Inc.
6.70%, 05/01/34	25	18,500

		3,207,831
TRUCKING & LEASING — 0.03%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	60	63,353

		63,353
WATER — 0.07%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	50	58,077
4.30%, 09/01/45 (Call 03/01/45)	25	29,199
6.59%, 10/15/37	35	50,948

		138,224

TOTAL CORPORATE BONDS & NOTES
(Cost: $100,464,547)		105,651,325

FOREIGN GOVERNMENT OBLIGATIONS[d] — 7.67%

ARGENTINA — 0.49%
Argentine Republic Government International Bond
2.50%, 12/31/38[e]	75	52,800
2.50%, 12/31/38[e]	400	279,000
8.28%, 12/31/33	70	81,581
8.28%, 12/31/33	372	426,342
8.28%, 12/31/33	140	156,748

		996,471
BRAZIL — 0.39%
Brazilian Government International Bond
5.00%, 01/27/45	300	279,000
5.63%, 01/07/41	200	202,000
7.13%, 01/20/37	100	119,000
10.13%, 05/15/27	140	208,600

		808,600
CANADA — 0.09%
Province of Quebec Canada
7.50%, 09/15/29	121	183,269

		183,269

Security	Principal (000s)	Value
CHILE — 0.08%
Chile Government International Bond
3.63%, 10/30/42[b]	$150	$162,697

		162,697
COLOMBIA — 0.34%
Colombia Government International Bond
5.63%, 02/26/44 (Call 08/26/43)	200	231,584
6.13%, 01/18/41	168	202,858
7.38%, 09/18/37	200	268,473

		702,915
COSTA RICA — 0.11%
Costa Rica Government International Bond
7.00%, 04/04/44[c]	200	219,000

		219,000
DOMINICAN REPUBLIC — 0.12%
Dominican Republic International Bond
7.45%, 04/30/44[c]	200	240,000

		240,000
EL SALVADOR — 0.08%
El Salvador Government International Bond
7.65%, 06/15/35[c]	150	159,750

		159,750
HUNGARY — 0.04%
Hungary Government International Bond
7.63%, 03/29/41	50	76,250

		76,250
INDONESIA — 0.58%
Indonesia Government International Bond
5.13%, 01/15/45[c]	200	228,452
5.25%, 01/17/42[c]	200	229,951
6.63%, 02/17/37[c]	100	130,723
7.75%, 01/17/38[c]	100	144,221
8.50%, 10/12/35[c]	300	454,411

		1,187,758

30	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
IRAQ — 0.10%
Iraq International Bond
5.80%, 01/15/28 (Call 10/16/16)[c]	$250	$202,200

		202,200
ISRAEL — 0.11%
Israel Government International Bond
4.50%, 01/30/43	200	228,500

		228,500
ITALY — 0.07%
Italy Government International Bond
5.38%, 06/15/33	124	153,134

		153,134
IVORY COAST — 0.14%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 12/31/16)[c,e]	297	295,257

		295,257
JAMAICA — 0.11%
Jamaica Government International Bond
6.75%, 04/28/28	200	227,000

		227,000
KAZAKHSTAN — 0.10%
Kazakhstan Government International Bond
4.88%, 10/14/44[c]	200	208,040

		208,040
LEBANON — 0.18%
Lebanon Government International Bond
6.60%, 11/27/26[c]	75	74,250
6.65%, 02/26/30[c]	200	196,040
6.75%, 11/29/27[c]	100	99,322

		369,612
MEXICO — 0.66%
Mexico Government International Bond
4.75%, 03/08/44	258	283,812
5.55%, 01/21/45	250	307,201
5.75%, 10/12/49	200	228,009
6.05%, 01/11/40	100	128,813

Security	Principal (000s)	Value
6.75%, 09/27/34	$100	$138,833
7.50%, 04/08/33	100	147,336
8.30%, 08/15/31	75	121,403

		1,355,407
MOROCCO — 0.11%
Morocco Government International Bond
5.50%, 12/11/42[c]	200	234,850

		234,850
PANAMA — 0.29%
Panama Government International Bond
3.88%, 03/17/28 (Call 12/17/27)	200	219,500
6.70%, 01/26/36	105	147,313
8.88%, 09/30/27	50	75,579
9.38%, 04/01/29	100	157,226

		599,618
PARAGUAY — 0.11%
Paraguay Government International Bond
6.10%, 08/11/44[c]	200	230,000

		230,000
PERU — 0.31%
Peruvian Government International Bond
4.13%, 08/25/27	100	113,578
5.63%, 11/18/50	150	199,071
6.55%, 03/14/37	100	142,035
8.75%, 11/21/33	107	175,027

		629,711
PHILIPPINES — 0.56%
Philippine Government International Bond
3.95%, 01/20/40	400	463,000
6.38%, 01/15/32	165	235,537
6.38%, 10/23/34	200	293,500
7.75%, 01/14/31	100	158,000

		1,150,037
QATAR — 0.15%
Qatar Government International Bond
6.40%, 01/20/40[a]	100	137,625

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
9.75%, 06/15/30[a]	$100	$167,850

		305,475
ROMANIA — 0.06%
Romanian Government International Bond
6.13%, 01/22/44[c]	100	134,505

		134,505
RUSSIA — 0.76%
Russian Foreign Bond – Eurobond
5.63%, 04/04/42[c]	200	228,959
5.88%, 09/16/43[c]	200	236,477
7.50%, 03/31/30 [c,e]	678	823,770
12.75%, 06/24/28[c]	150	270,219

		1,559,425
SOUTH AFRICA — 0.06%
South Africa Government International Bond
6.25%, 03/08/41	100	120,250

		120,250
SUPRANATIONAL — 0.22%
Asian Development Bank
5.82%, 06/16/28	51	68,092
European Investment Bank
0.00%, 11/06/26	50	40,745
4.88%, 02/15/36	85	119,327
Inter-American Development Bank
3.88%, 10/28/41	65	81,196
4.38%, 01/24/44	50	67,432
International Bank for Reconstruction & Development
4.75%, 02/15/35	50	68,240

		445,032
TURKEY — 0.60%
Turkey Government International Bond
4.88%, 04/16/43	620	592,100
6.75%, 05/30/40	100	119,375
6.88%, 03/17/36	135	161,494
7.25%, 03/05/38	125	156,563
8.00%, 02/14/34	150	198,562

		1,228,094

Security	Principal (000s)	Value
UKRAINE — 0.05%
Ukraine Government International Bond
7.75%, 09/01/27[c]	$100	$95,500

		95,500
URUGUAY — 0.28%
Uruguay Government International Bond
4.13%, 11/20/45	100	96,000
4.38%, 10/27/27	200	216,400
5.10%, 06/18/50	100	105,510
7.63%, 03/21/36	55	78,650
7.88%, 01/15/33	50	72,000

		568,560
VENEZUELA — 0.22%
Venezuela Government International Bond
7.00%, 03/31/38[c]	125	50,500
9.25%, 09/15/27	175	85,225
9.25%, 05/07/28[c]	100	45,000
9.38%, 01/13/34	100	45,500
11.75%, 10/21/26[c]	125	62,125
11.95%, 08/05/31[c]	310	156,550

		444,900
ZAMBIA — 0.10%
Zambia Government International Bond
8.97%, 07/30/27[c]	200	196,020

		196,020

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $14,751,306)		15,717,837

MUNICIPAL DEBT OBLIGATIONS — 4.52%

ARIZONA — 0.03%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	50	64,532

		64,532

32	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CALIFORNIA — 1.54%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	$50	$77,664
Series S-3
6.91%, 10/01/50	150	246,568
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34	30	46,531
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	40	56,015
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	110	170,108
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	50	69,836
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	81,548
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	60	79,033
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	78,262
Los Angeles Department of Water & Power RB BAB Series A
5.72%, 07/01/39	150	202,491
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	100	134,417
5.76%, 07/01/29	150	194,351

Security	Principal (000s)	Value
Metropolitan Water District of Southern California RB BAB Series A
6.95%, 07/01/40 (Call 07/01/20)	$50	$59,226
Sacramento Municipal Utility District RB BAB
6.16%, 05/15/36	40	52,927
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	50	72,513
State of California GO BAB
7.30%, 10/01/39	200	309,350
7.50%, 04/01/34	70	107,622
7.55%, 04/01/39	250	405,100
7.60%, 11/01/40	155	255,750
7.95%, 03/01/36 (Call 03/01/20)	100	120,202
University of California RB
Series AD
4.86%, 05/15/12	100	119,130
Series AQ
4.77%, 05/15/15	25	28,968
University of California RB BAB
5.77%, 05/15/43	95	129,175
6.27%, 05/15/31 (Call 05/15/19)	45	50,313

		3,147,100
COLORADO — 0.05%
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	50	73,067
Regional Transportation District RB BAB Series B
5.84%, 11/01/50	20	29,610

		102,677
CONNECTICUT — 0.06%
State of Connecticut GO BAB
5.63%, 12/01/29	100	124,738

		124,738
DISTRICT OF COLUMBIA — 0.02%
District of Columbia RB BAB
5.58%, 12/01/35	25	32,660

		32,660

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
GEORGIA — 0.07%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	$55	$74,920
Project M, Series 2010-A
6.66%, 04/01/57	50	67,483

		142,403
ILLINOIS — 0.39%
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	35	47,205
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	69,863
State of Illinois GO
5.10%, 06/01/33	650	633,808
5.65%, 12/01/38	50	50,713

		801,589
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	50	67,940

		67,940
MASSACHUSETTS — 0.15%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	100	137,052
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	25	34,596
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	50	70,372
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	50	65,419

		307,439

Security	Principal (000s)	Value
MISSOURI — 0.03%
Health & Educational Facilities Authority of the State of Missouri RB Series A
3.65%, 01/15/46	$50	$55,659

		55,659
NEVADA — 0.04%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	50	78,133

		78,133
NEW JERSEY — 0.27%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	100	125,998
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	50	76,770
Series F
7.41%, 01/01/40	135	214,924
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	50	60,352
Series C
6.10%, 12/15/28 (Call 12/15/20)	75	82,096

		560,140
NEW YORK — 0.87%
City of New York NY GO BAB
5.21%, 10/01/31	100	122,218
5.97%, 03/01/36	50	68,247
Series C-1
5.52%, 10/01/37	100	132,724
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	50	81,125
Series C-1
6.69%, 11/15/40	150	216,778

34	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB Series B
6.83%, 07/15/40	$75	$107,223
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series G-3
5.27%, 05/01/27	100	124,259
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	66,752
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	100	144,004
6.01%, 06/15/42	25	36,924
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	100	131,288
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	55	71,482
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	250	294,630
6.04%, 12/01/29	40	53,790
Series 192
4.81%, 10/15/65	100	124,251

		1,775,695
NORTH CAROLINA — 0.05%
University of North Carolina at Chapel Hill RB Series C
3.33%, 12/01/36	100	108,248

		108,248
OHIO — 0.14%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41	35	53,895
Series E
6.27%, 02/15/50	50	65,222

Security	Principal (000s)	Value
Ohio State University (The) RB
Series A
4.05%, 12/01/56	$50	$57,110
4.80%, 06/01/11	75	88,760
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
4.88%, 12/01/34	25	29,650

		294,637
OREGON — 0.14%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28 (NPFGC)	100	123,698
State of Oregon Department of Transportation RB BAB Series 2010-A
5.83%, 11/15/34	50	69,516
State of Oregon GO
5.89%, 06/01/27	75	96,661

		289,875
PENNSYLVANIA — 0.03%
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	50	68,824

		68,824
SOUTH CAROLINA — 0.03%
South Carolina Public Service Authority RB Series C
5.78%, 12/01/41	50	65,771

		65,771
TENNESSEE — 0.03%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB
6.73%, 07/01/43	40	55,145

		55,145

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal (000s)	Value
TEXAS — 0.46%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	$50	$56,259
City of Houston TX GOL Series A
6.29%, 03/01/32	50	63,296
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41	25	34,376
5.81%, 02/01/41	50	69,278
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	73,586
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	30	40,674
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	47,619
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	125	196,406
Permanent University Fund RB BAB
5.26%, 07/01/39	100	134,230
State of Texas GO BAB Series A
4.63%, 04/01/33	100	124,014
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	75	96,247

		935,985
VIRGINIA — 0.03%
Virginia Commonwealth Transportation Board RB BAB
5.35%, 05/15/35 (SAP)	50	65,198

		65,198
WASHINGTON — 0.03%
State of Washington GO BAB
5.14%, 08/01/40	50	67,936

		67,936

Security	Principal (000s)	Value
WISCONSIN — 0.03%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	$45	$54,946

		54,946
TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $8,649,466)		9,267,270

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.76%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.71%
Federal Home Loan Banks
5.50%, 07/15/36	200	293,934
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,871	2,850,434
6.75%, 03/15/31	100	155,581
Federal National Mortgage Association
6.25%, 05/15/29	100	144,162
Tennessee Valley Authority
3.50%, 12/15/42	50	55,403

		3,499,514
U.S. GOVERNMENT OBLIGATIONS — 33.05%
U.S. Treasury Note/Bond
2.50%, 02/15/45	1,475	1,558,736
2.50%, 02/15/46	2,850	3,012,963
2.50%, 05/15/46	1,300	1,376,622
2.75%, 11/15/42	674	749,212
2.88%, 08/15/45	3,375	3,840,952
3.00%, 11/15/44	9,775	11,385,920
3.00%, 05/15/45	1,375	1,601,889
3.00%, 11/15/45	3,350	3,905,866
3.13%, 11/15/41	1,050	1,247,347
3.13%, 02/15/42	960	1,141,814
3.13%, 08/15/44	3,050	3,635,692
3.38%, 05/15/44	350	436,093
3.75%, 08/15/41	74	96,989
3.88%, 08/15/40	2,700	3,591,351
4.25%, 11/15/40	2,750	3,858,965
4.38%, 11/15/39	5,830	8,283,556
4.38%, 05/15/40	895	1,274,024
4.38%, 05/15/41	3,230	4,624,197
4.75%, 02/15/37	200	295,260

36	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2016

Security	Principal or Shares (000s)	Value
4.75%, 02/15/41	$3,300	$4,961,187
5.25%, 11/15/28	950	1,324,803
5.25%, 02/15/29	1,000	1,400,150
5.38%, 02/15/31	650	955,695
6.13%, 11/15/27	600	876,156
6.25%, 05/15/30	525	816,937
6.38%, 08/15/27	100	147,861
6.63%, 02/15/27	900	1,338,597

		67,738,834

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $65,922,143)		71,238,348

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[f,g,h]	2,424	2,423,550

		2,423,550

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,423,550)		2,423,550

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $192,211,012)[i]		204,298,330
Other Assets, Less Liabilities — 0.31%		630,761

NET ASSETS — 100.00%		$204,929,091

BAB   —  Build America Bond

COP   —  Certificates of Participation

GO   —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC   —  National Public Finance Guarantee Corp.

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Investments are denominated in U.S. dollars.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[i]	The cost of investments for federal income tax purposes was $192,268,228. Net unrealized appreciation was $12,030,102, of which $13,392,674 represented gross unrealized appreciation on securities and $1,362,572 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Corporate bonds & notes	$—	$105,651,325	$—	$105,651,325
Foreign government obligations	—	15,717,837	—	15,717,837
Municipal debt obligations	—	9,267,270	—	9,267,270
U.S. government & agency obligations	—	71,238,348	—	71,238,348
Money market funds	2,423,550	—	—	2,423,550

Total	$2,423,550	$201,874,780	$—	$204,298,330

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.02%

MORTGAGE-BACKED SECURITIES — 1.02%
Banc of America Commercial Mortgage Trust
Series 2007-2, Class A4
5.79%, 04/10/49[a]	$7,678	$7,738,973
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	11,117	11,162,247
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	11,272,255
Series 2014-GC25, Class AAB
3.37%, 10/10/47	10,000	10,736,255
Series 2014-GC25, Class AS
4.02%, 10/10/47	5,209	5,784,623
Series 2015-GC27, Class AAB
2.94%, 02/10/48	11,256	11,736,186
Series 2016-GC37, Class A4
3.31%, 04/10/49	7,000	7,482,796
COMM Mortgage Trust
Series 2013-CR08, Class A2
2.37%, 06/10/46	7,500	7,581,205
Series 2013-CR11, Class A4
4.26%, 10/10/46	13,802	15,627,486
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,719,041
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	3,137,385
Series 2014-CR18, Class AM
4.10%, 07/15/47	10,000	11,071,699
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,739,002
Series 2014-UBS3, Class A4
3.82%, 06/10/47	12,887	14,167,496
Series 2014-UBS4, Class A5
3.69%, 08/10/47	12,920	14,066,009
Series 2015-CR24, Class A5
3.70%, 08/10/48	16,990	18,731,425
Series 2015-DC1, Class A5
3.35%, 02/10/48	2,750	2,939,067

Security	Principal (000s)	Value
Series 2015-DC1, Class C
4.50%, 02/10/48[a]	$3,000	$3,126,276
Series 2015-LC21, Class A4
3.71%, 07/10/48	15,500	17,008,993
Series 2015-PC1, Class A2
3.15%, 07/10/50	3,000	3,144,880
Series 2015-PC1, Class A5
3.90%, 07/10/50	3,650	4,038,226
Series 2016-CR28, Class A4
3.76%, 02/10/49	8,000	8,876,935
Series 2016-DC2, Class A5
3.77%, 02/10/49	4,000	4,431,189
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.50%, 06/15/57	10,000	10,827,272
Series 2015-C4, Class A4
3.81%, 11/15/48	17,519	19,366,084
GS Mortgage Securities Trust
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	5,296,858
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	11,322,688
Series 2014-GC20, Class A3
3.68%, 04/10/47	1,000	1,072,974
Series 2015-GC32, Class A2
3.06%, 07/10/48	2,000	2,085,546
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	5,700	5,910,852
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	7,000	7,720,512
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	9,660	10,768,978
Series 2014-C24, Class A2
2.94%, 11/15/47	9,000	9,356,697
Series 2014-C25, Class B
4.35%, 11/15/47 (Call 11/11/24)[a]	3,800	4,239,631
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47	5,250	5,370,529

38	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]	$—	$1
Series 2014-C20, Class A5
3.80%, 07/15/47	9,000	9,926,495
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49	11,302	11,329,907
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4
3.10%, 05/15/46	5,000	5,281,393
Series 2014-C19, Class A2
3.10%, 12/15/47	4,000	4,180,233
Series 2015-C22, Class A4
3.31%, 04/15/48	5,000	5,356,821
Series 2015-C23, Class A4
3.72%, 07/15/50	1,850	2,038,732
Series 2015-C24, Class A4
3.73%, 05/15/48	7,275	8,029,914
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/63	10,115	11,007,519
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5
3.82%, 08/15/50	15,200	16,824,885
Series 2015-C27, Class A5
3.45%, 02/15/48	8,500	9,183,509
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A2
3.43%, 06/15/45	5,000	5,420,133
Series 2012-C10, Class A3
2.88%, 12/15/45	15,800	16,625,181
Series 2013-C11, Class A4
3.04%, 03/15/45	11,671	12,315,075

		422,178,068

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $403,020,093)		422,178,068

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 26.86%

ADVERTISING — 0.05%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$2,380	$2,481,340
4.00%, 03/15/22	110	116,260
4.20%, 04/15/24	2,400	2,574,741
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	200	212,957
3.63%, 05/01/22	5,275	5,615,105
3.65%, 11/01/24 (Call 08/01/24)	275	293,127
4.45%, 08/15/20	526	575,175
WPP Finance 2010
3.63%, 09/07/22	1,000	1,060,709
3.75%, 09/19/24	4,450	4,753,110
4.75%, 11/21/21	3,000	3,354,807
5.13%, 09/07/42	40	44,951
5.63%, 11/15/43	20	24,015

		21,106,297
AEROSPACE & DEFENSE — 0.35%
Boeing Capital Corp.
4.70%, 10/27/19	2,346	2,583,790
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	340	341,328
2.20%, 10/30/22 (Call 08/30/22)	155	158,059
2.25%, 06/15/26 (Call 03/15/26)	1,535	1,539,062
2.50%, 03/01/25 (Call 12/01/24)	95	97,583
2.60%, 10/30/25 (Call 07/30/25)	1,145	1,183,869
2.85%, 10/30/24 (Call 07/30/24)	1,885	1,983,514
3.30%, 03/01/35 (Call 09/01/34)	645	663,810
3.38%, 06/15/46 (Call 12/15/45)	1,850	1,883,656
3.50%, 03/01/45 (Call 09/01/44)	2,220	2,301,729
4.88%, 02/15/20	4,650	5,176,403
6.00%, 03/15/19	1,700	1,897,342
6.63%, 02/15/38	40	58,458
6.88%, 03/15/39	285	431,299
General Dynamics Corp.
1.00%, 11/15/17	5	5,000
1.88%, 08/15/23 (Call 06/15/23)	1,380	1,370,691
2.13%, 08/15/26 (Call 05/15/26)	1,080	1,070,023
2.25%, 11/15/22 (Call 08/15/22)	5,088	5,222,327
3.60%, 11/15/42 (Call 05/15/42)	15	15,970
3.88%, 07/15/21 (Call 04/15/21)	1,900	2,093,567

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Harris Corp.
5.55%, 10/01/21	$550	$630,141
L-3 Communications Corp.
3.95%, 11/15/16	760	763,925
3.95%, 05/28/24 (Call 02/28/24)	761	813,454
4.75%, 07/15/20	2,232	2,437,694
4.95%, 02/15/21 (Call 11/15/20)	1,025	1,130,681
5.20%, 10/15/19	2,675	2,936,668
Lockheed Martin Corp.
1.85%, 11/23/18	1,915	1,938,230
2.50%, 11/23/20 (Call 10/23/20)	2,935	3,030,849
2.90%, 03/01/25 (Call 12/01/24)	2,605	2,700,245
3.10%, 01/15/23 (Call 11/15/22)	90	94,947
3.35%, 09/15/21	2,345	2,504,053
3.55%, 01/15/26 (Call 10/15/25)	717	778,746
3.60%, 03/01/35 (Call 09/01/34)	2,543	2,618,815
3.80%, 03/01/45 (Call 09/01/44)	2,175	2,267,985
4.07%, 12/15/42	4,198	4,555,652
4.25%, 11/15/19	150	162,986
4.50%, 05/15/36 (Call 11/15/35)	240	275,984
4.70%, 05/15/46 (Call 11/15/45)	6,046	7,256,755
4.85%, 09/15/41	748	893,443
5.50%, 11/15/39	100	126,637
Series B
6.15%, 09/01/36	35	47,178
Northrop Grumman Corp.
1.75%, 06/01/18	3,337	3,363,136
3.25%, 08/01/23	6,779	7,260,796
3.50%, 03/15/21	2,000	2,131,260
3.85%, 04/15/45 (Call 10/15/44)	1,190	1,264,642
4.75%, 06/01/43	1,355	1,632,262
5.05%, 11/15/40	545	664,169
Northrop Grumman Systems Corp.
7.75%, 02/15/31	115	171,603
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,300	1,345,748
3.13%, 10/15/20	363	385,281
4.20%, 12/15/44 (Call 06/15/44)	510	595,352
4.70%, 12/15/41	650	796,621
6.40%, 12/15/18	5,679	6,326,450
7.20%, 08/15/27	1,765	2,509,978
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	575	603,844

Security	Principal (000s)	Value
3.70%, 12/15/23 (Call 09/15/23)	$1,725	$1,878,897
4.80%, 12/15/43 (Call 06/15/43)	225	273,455
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	1,145	1,189,592
United Technologies Corp.
1.78%, 05/04/18[b]	6,300	6,348,134
3.10%, 06/01/22	6,271	6,721,130
4.15%, 05/15/45 (Call 11/16/44)	4,300	4,875,468
4.50%, 04/15/20	2,308	2,551,120
4.50%, 06/01/42	4,687	5,541,987
5.38%, 12/15/17	766	808,030
5.40%, 05/01/35	745	940,412
5.70%, 04/15/40	3,645	4,906,843
6.05%, 06/01/36	55	74,421
6.13%, 02/01/19	2,722	3,031,747
6.13%, 07/15/38	4,737	6,565,581
6.70%, 08/01/28	400	548,859
7.50%, 09/15/29	50	74,002

		143,423,368
AGRICULTURE — 0.29%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	3,500	3,635,985
2.95%, 05/02/23	100	104,951
4.00%, 01/31/24	6,337	7,113,787
4.25%, 08/09/42	530	589,896
4.50%, 05/02/43	3,830	4,426,536
4.75%, 05/05/21	5,933	6,740,160
5.38%, 01/31/44	4,510	5,871,467
9.70%, 11/10/18	350	411,673
9.95%, 11/10/38	505	920,594
10.20%, 02/06/39	221	412,043
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	2,000	2,013,955
4.02%, 04/16/43	56	61,001
4.48%, 03/01/21	3,250	3,620,152
4.54%, 03/26/42	248	290,315
5.77%, 03/01/41[b]	600	801,102
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	1,750	1,766,180
3.50%, 11/24/20 (Call 10/24/20)[c]	2,685	2,786,807
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)	3,250	3,459,616

40	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Philip Morris International Inc.
1.13%, 08/21/17	$36	$36,035
1.25%, 08/11/17	355	355,680
1.25%, 11/09/17	727	728,749
1.38%, 02/25/19	635	637,177
1.88%, 01/15/19	200	202,985
2.13%, 05/10/23 (Call 03/10/23)	720	718,463
2.50%, 08/22/22	3,000	3,087,355
2.63%, 03/06/23	200	206,128
2.75%, 02/25/26 (Call 11/25/25)	3,501	3,605,241
2.90%, 11/15/21	200	210,772
3.25%, 11/10/24	4,539	4,859,560
3.38%, 08/11/25 (Call 05/11/25)	1,000	1,076,200
3.60%, 11/15/23	1,555	1,697,245
3.88%, 08/21/42	176	185,417
4.13%, 05/17/21	2,500	2,772,013
4.13%, 03/04/43	1,090	1,193,599
4.25%, 11/10/44	4,785	5,362,299
4.38%, 11/15/41	3,383	3,816,279
4.50%, 03/26/20	500	551,374
4.50%, 03/20/42	1,805	2,072,388
4.88%, 11/15/43	1,085	1,322,014
5.65%, 05/16/18	6,409	6,891,344
6.38%, 05/16/38	2,183	3,066,294
Reynolds American Inc.
2.30%, 08/21/17	3,224	3,253,618
2.30%, 06/12/18	535	543,002
3.25%, 06/12/20	6,184	6,503,052
4.00%, 06/12/22	1,815	1,988,197
4.45%, 06/12/25 (Call 03/12/25)	950	1,065,993
4.85%, 09/15/23	25	28,564
5.70%, 08/15/35 (Call 02/15/35)	750	930,091
5.85%, 08/15/45 (Call 02/15/45)	8,319	10,821,938
6.15%, 09/15/43	80	106,209
6.88%, 05/01/20	2,298	2,693,792
7.25%, 06/15/37	750	1,035,655

		118,650,942
AIRLINES — 0.10%
American Airlines 2011-1 Pass Through Trust
Class A 5.25%, 07/31/22[c]	682	737,652

Security	Principal (000s)	Value
American Airlines 2013-2 Pass Through Trust
Class A 4.95%, 07/15/24	$2,597	$2,824,369
American Airlines 2014-1 Pass Through Trust
Class A 3.70%, 04/01/28	320	335,671
American Airlines 2015-1 Pass Through Trust
Class A 3.38%, 11/01/28	8,821	9,085,223
Continental Airlines Inc. 2009-2 Pass Through Trust
Class A 7.25%, 05/10/21	35	39,552
Continental Airlines Inc. 2010-1 Pass Through Trust
Class A 4.75%, 07/12/22	797	852,617
Continental Airlines Inc. 2012-1 Pass Through Trust
Class A 4.15%, 10/11/25	2,131	2,280,020
Continental Airlines Inc. 2012-2 Pass Through Trust
Class A 4.00%, 04/29/26	87	93,313
Delta Air Lines Inc. 2010-2 Pass Through Trust
Class A 4.95%, 11/23/20	507	534,364
Delta Air Lines Inc. 2012-1 Pass Through Trust
Class A 4.75%, 11/07/21	2,490	2,651,351
Delta Air Lines Inc. 2015-1 Pass Through Trust
Class AA 3.63%, 01/30/29	2,300	2,469,482
Hawaiian Airlines 2013-1 Pass Through Certificates
Class A 3.90%, 07/15/27	139	138,764
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	4,695	4,808,633
2.75%, 11/06/19 (Call 10/06/19)	950	979,839
U.S. Airways 2012-1 Pass Through Trust
Class A 5.90%, 04/01/26	400	461,607
U.S. Airways 2012-2 Pass Through Trust
Class A 4.63%, 12/03/26	717	779,343

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
United Airlines 2014-1 Pass Through Trust
Class A 4.00%, 10/11/27[c]	$1,414	$1,512,942
United Airlines 2014-2 Pass Through Trust
Class A 3.75%, 03/03/28	1,778	1,875,499
United Airlines 2015-1 Pass Through Trust
Class AA 3.45%, 06/01/29	5,600	5,915,000
United Airlines 2016-1 Pass Through Trust
Class AA 3.10%, 01/07/30	1,650	1,707,750

		40,082,991
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	3,425	3,503,580
3.63%, 05/01/43 (Call 11/01/42)	615	657,941
3.88%, 11/01/45 (Call 05/01/45)	1,785	1,999,987
Ralph Lauren Corp.
2.13%, 09/26/18 (Call 08/26/18)	600	609,018
2.63%, 08/18/20 (Call 07/18/20)	1,900	1,959,891
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	1,880	2,026,620
6.45%, 11/01/37	65	89,569

		10,846,606
AUTO MANUFACTURERS — 0.48%
American Honda Finance Corp.
1.20%, 07/12/19	2,000	1,992,466
1.50%, 03/13/18	300	301,703
1.55%, 12/11/17	1,196	1,202,872
1.60%, 07/13/18	1,005	1,012,849
1.65%, 07/12/21	2,145	2,137,928
1.70%, 02/22/19	2,395	2,419,170
2.13%, 10/10/18	1,130	1,151,797
2.15%, 03/13/20	2,000	2,042,432
2.25%, 08/15/19	2,550	2,615,941
2.45%, 09/24/20	1,000	1,032,080
Daimler Finance North America LLC
8.50%, 01/18/31	2,310	3,833,803
Ford Holdings LLC
9.30%, 03/01/30	1,700	2,428,426

Security	Principal (000s)	Value
Ford Motor Co.
4.75%, 01/15/43	$3,030	$3,280,050
6.38%, 02/01/29	1,250	1,535,640
6.63%, 10/01/28	640	801,887
7.40%, 11/01/46	1,300	1,931,030
7.45%, 07/16/31	3,200	4,363,596
Ford Motor Credit Co. LLC
2.55%, 10/05/18	1,800	1,827,815
2.60%, 11/04/19	1,400	1,425,378
3.16%, 08/04/20	1,000	1,027,774
3.20%, 01/15/21	2,200	2,265,136
3.22%, 01/09/22	2,950	3,031,626
3.34%, 03/18/21	4,330	4,484,492
3.66%, 09/08/24	4,000	4,124,934
4.13%, 08/04/25	2,900	3,074,333
4.25%, 09/20/22	5,350	5,785,033
4.39%, 01/08/26	2,000	2,165,778
5.75%, 02/01/21	500	565,733
5.88%, 08/02/21	5,300	6,088,429
8.13%, 01/15/20	7,550	8,952,404
General Motors Co.
3.50%, 10/02/18	2,000	2,057,018
4.00%, 04/01/25	800	815,785
4.88%, 10/02/23	3,444	3,741,314
5.00%, 04/01/35	510	532,184
5.20%, 04/01/45	5,450	5,806,645
6.25%, 10/02/43	1,548	1,846,967
6.60%, 04/01/36 (Call 10/01/35)	2,218	2,710,754
6.75%, 04/01/46 (Call 10/01/45)	1,200	1,531,537
General Motors Financial Co. Inc.
3.10%, 01/15/19	3,220	3,284,000
3.15%, 01/15/20 (Call 12/15/19)	4,343	4,434,223
3.20%, 07/13/20 (Call 06/13/20)	6,010	6,138,918
3.25%, 05/15/18	150	153,010
3.45%, 04/10/22 (Call 02/10/22)	3,030	3,085,661
3.70%, 11/24/20 (Call 10/24/20)	7,380	7,673,260
4.00%, 01/15/25 (Call 10/15/24)	6,650	6,756,660
4.20%, 03/01/21 (Call 02/01/21)	3,200	3,387,587
4.30%, 07/13/25 (Call 04/13/25)[c]	6,685	6,929,183
4.38%, 09/25/21	1,350	1,443,125
4.75%, 08/15/17	5,200	5,349,880
5.25%, 03/01/26 (Call 12/01/25)	2,005	2,215,411
6.75%, 06/01/18	500	540,033

42	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
PACCAR Financial Corp.
1.30%, 05/10/19	$515	$514,260
1.40%, 11/17/17	200	200,850
1.40%, 05/18/18	1,050	1,055,409
1.45%, 03/09/18	2,525	2,540,382
1.65%, 02/25/19	765	772,002
2.25%, 02/25/21	1,500	1,531,498
2.50%, 08/14/20	1,000	1,033,139
Toyota Motor Credit Corp.
1.25%, 10/05/17	1,827	1,830,058
1.38%, 01/10/18	1,500	1,506,036
1.40%, 05/20/19	2,000	2,002,417
1.45%, 01/12/18	1,374	1,380,571
1.55%, 07/13/18	2,285	2,299,899
1.70%, 02/19/19	4,000	4,035,366
2.00%, 10/24/18	3,320	3,371,473
2.10%, 01/17/19	1,621	1,651,089
2.13%, 07/18/19	2,620	2,680,575
2.15%, 03/12/20	12,490	12,746,131
2.63%, 01/10/23[c]	2,100	2,173,020
3.30%, 01/12/22	2,565	2,745,804
3.40%, 09/15/21	1,420	1,525,365
4.25%, 01/11/21	2,750	3,043,414
Series B
4.50%, 06/17/20	150	165,887

		200,140,335
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	750	806,715
4.63%, 09/15/20	1,650	1,791,773
Delphi Automotive PLC
3.15%, 11/19/20 (Call 10/19/20)	950	984,288
4.25%, 01/15/26 (Call 10/15/25)	815	877,631
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	2,689	2,868,578
5.00%, 02/15/23 (Call 09/30/16)	300	315,750
Johnson Controls Inc.
2.60%, 12/01/16	1,120	1,124,892
3.75%, 12/01/21 (Call 09/01/21)	1,010	1,065,058
4.25%, 03/01/21	3,200	3,439,658
4.95%, 07/02/64 (Call 01/02/64)	1,149	1,208,342
5.00%, 03/30/20	1,375	1,497,880
5.25%, 12/01/41 (Call 06/01/41)	15	17,088

Security	Principal (000s)	Value
5.70%, 03/01/41	$615	$741,713
6.00%, 01/15/36	165	203,406
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	540	567,500
4.15%, 10/01/25 (Call 07/01/25)	1,500	1,636,782

		19,147,054
BANKS — 6.15%
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	6,485	6,539,292
Australia & New Zealand Banking Group Ltd./New York NY
1.50%, 01/16/18	4,000	4,002,937
1.60%, 07/15/19	5,000	4,996,564
2.25%, 06/13/19	3,060	3,116,052
2.30%, 06/01/21	1,000	1,015,755
2.70%, 11/16/20	2,250	2,325,132
3.70%, 11/16/25	2,000	2,205,105
Bank of America Corp.
1.70%, 08/25/17	34,018	34,102,196
2.00%, 01/11/18	2,912	2,925,814
2.60%, 01/15/19	2,975	3,040,150
2.63%, 10/19/20	2,604	2,661,892
2.63%, 04/19/21	1,745	1,782,057
2.65%, 04/01/19	3,410	3,491,131
3.30%, 01/11/23	9,225	9,607,259
3.50%, 04/19/26	3,655	3,807,159
3.88%, 08/01/25	13,625	14,607,750
4.00%, 04/01/24	2,232	2,410,817
4.00%, 01/22/25	1,900	1,979,901
4.10%, 07/24/23	1,050	1,140,619
4.13%, 01/22/24	7,920	8,633,280
4.20%, 08/26/24	12,285	13,012,306
4.25%, 10/22/26	5,555	5,898,675
4.45%, 03/03/26	705	759,415
4.88%, 04/01/44	3,875	4,562,623
5.00%, 05/13/21	2,700	3,027,929
5.00%, 01/21/44	6,095	7,300,757
5.63%, 07/01/20	8,140	9,187,791
5.65%, 05/01/18	1,805	1,922,380
5.70%, 01/24/22	6,780	7,905,832
5.75%, 12/01/17	21,990	23,115,585
5.88%, 01/05/21	690	794,468
5.88%, 02/07/42	2,635	3,465,782

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.11%, 01/29/37	$1,000	$1,239,938
6.40%, 08/28/17	600	629,163
6.50%, 07/15/18	400	434,483
6.75%, 06/01/28	50	62,685
6.88%, 04/25/18	8,578	9,300,600
6.88%, 11/15/18	500	555,238
7.63%, 06/01/19	600	691,511
7.75%, 05/14/38	800	1,175,431
Series L
1.95%, 05/12/18	3,900	3,926,945
2.25%, 04/21/20	880	888,577
3.95%, 04/21/25	3,055	3,170,739
4.75%, 04/21/45	20	21,972
Bank of America N.A.
1.65%, 03/26/18	1,000	1,004,710
1.75%, 06/05/18	1,500	1,508,946
2.05%, 12/07/18	600	607,382
6.00%, 10/15/36	11,601	15,211,300
Bank of Montreal
1.35%, 08/28/18	2,400	2,401,622
1.45%, 04/09/18 (Call 03/09/18)	3,547	3,552,563
1.50%, 07/18/19	1,200	1,198,163
1.80%, 07/31/18	1,000	1,007,230
1.90%, 08/27/21	2,100	2,092,969
2.38%, 01/25/19 (Call 12/25/18)	3,466	3,537,632
2.50%, 01/11/17	2,800	2,814,991
2.55%, 11/06/22 (Call 10/06/22)	1,375	1,403,826
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18 (Call 07/02/18)	2,575	2,608,710
2.10%, 01/15/19 (Call 12/15/18)	2,900	2,943,308
2.20%, 03/04/19 (Call 02/02/19)	1,350	1,374,176
2.20%, 05/15/19 (Call 04/15/19)	4,600	4,687,913
2.20%, 08/16/23 (Call 06/16/23)	1,200	1,198,515
2.30%, 09/11/19 (Call 08/11/19)	4,218	4,314,320
2.40%, 01/17/17 (Call 12/18/16)	2,000	2,008,338
2.45%, 11/27/20 (Call 10/27/20)	1,790	1,837,765
2.45%, 08/17/26 (Call 05/17/26)	1,550	1,547,416
2.50%, 04/15/21 (Call 03/15/21)	1,500	1,543,511
2.60%, 08/17/20 (Call 07/17/20)	2,385	2,462,434
2.80%, 05/04/26 (Call 02/04/26)	200	206,048
3.00%, 02/24/25 (Call 01/24/25)	830	870,972
3.25%, 09/11/24 (Call 08/11/24)	600	641,675
3.40%, 05/15/24 (Call 04/15/24)	5,100	5,483,120

Security	Principal (000s)	Value
3.55%, 09/23/21 (Call 08/23/21)	$3,770	$4,058,400
3.65%, 02/04/24 (Call 01/05/24)	2,200	2,407,603
3.95%, 11/18/25 (Call 10/18/25)	1,625	1,827,714
4.15%, 02/01/21	350	382,727
4.60%, 01/15/20	2,595	2,842,296
Series G
2.15%, 02/24/20 (Call 01/24/20)	2,500	2,545,233
Bank of Nova Scotia (The)
1.30%, 07/21/17	4,500	4,505,976
1.38%, 12/18/17 (Call 11/18/17)	3,485	3,488,318
1.45%, 04/25/18	2,215	2,216,230
1.65%, 06/14/19	2,150	2,152,646
1.70%, 06/11/18 (Call 05/11/18)	1,025	1,029,519
1.85%, 04/14/20	25	25,230
1.95%, 01/15/19	1,500	1,514,809
2.05%, 10/30/18	1,170	1,183,753
2.05%, 06/05/19	4,315	4,366,688
2.35%, 10/21/20	5,200	5,307,088
2.45%, 03/22/21	5,750	5,892,300
2.80%, 07/21/21	1,400	1,456,495
4.38%, 01/13/21	1,000	1,101,864
4.50%, 12/16/25	1,425	1,517,465
Bank One Corp.
7.63%, 10/15/26	1,425	1,912,345
7.75%, 07/15/25	493	639,815
8.00%, 04/29/27	600	808,538
Barclays Bank PLC
5.14%, 10/14/20	3,610	3,895,407
Barclays PLC
2.75%, 11/08/19	5,123	5,169,045
2.88%, 06/08/20	8,500	8,543,417
3.20%, 08/10/21	2,000	2,010,826
3.25%, 01/12/21	5,000	5,085,364
3.65%, 03/16/25	4,668	4,627,722
4.38%, 09/11/24	200	202,105
4.38%, 01/12/26	4,635	4,828,711
5.20%, 05/12/26	3,500	3,629,569
5.25%, 08/17/45	2,640	3,030,230
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	302	303,185
2.05%, 05/10/21 (Call 04/09/21)	5,350	5,394,452
2.25%, 02/01/19 (Call 01/02/19)	1,003	1,021,961
2.45%, 01/15/20 (Call 12/15/19)	2,066	2,121,316
2.63%, 06/29/20 (Call 05/29/20)	2,555	2,640,298

44	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.95%, 03/22/22 (Call 02/22/22)	$1,650	$1,777,780
5.25%, 11/01/19	1,200	1,320,832
6.85%, 04/30/19	1,974	2,242,917
BNP Paribas SA
2.38%, 09/14/17	800	807,618
2.38%, 05/21/20	1,530	1,559,808
2.40%, 12/12/18	4,800	4,886,089
2.45%, 03/17/19	3,500	3,570,850
2.70%, 08/20/18	3,800	3,884,766
3.25%, 03/03/23	2,250	2,355,024
4.25%, 10/15/24	1,950	2,028,899
5.00%, 01/15/21	7,515	8,443,857
BPCE SA
2.25%, 01/27/20	5,000	5,088,786
2.50%, 12/10/18	2,000	2,043,393
2.50%, 07/15/19	5,300	5,432,677
2.65%, 02/03/21	1,750	1,809,110
4.00%, 04/15/24	1,095	1,202,825
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	2,250	2,253,445
1.45%, 05/10/19 (Call 04/10/19)	5,590	5,590,788
2.30%, 10/15/18 (Call 09/15/18)	1,200	1,222,957
3.63%, 09/16/25 (Call 08/16/25)	1,525	1,634,215
3.80%, 10/30/26 (Call 09/30/26)	1,000	1,091,980
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	500	499,685
1.60%, 09/06/19	2,000	2,001,497
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	911	925,668
3.20%, 02/05/25 (Call 01/05/25)	731	746,119
3.50%, 06/15/23	50	52,247
3.75%, 04/24/24 (Call 03/24/24)	1,020	1,077,150
3.75%, 07/28/26 (Call 06/28/26)	915	917,315
4.20%, 10/29/25 (Call 09/29/25)	5,691	5,922,442
4.75%, 07/15/21	3,950	4,401,105
6.15%, 09/01/16	5,942	5,942,000
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	750	749,244
1.65%, 02/05/18 (Call 01/05/18)	500	500,693
2.35%, 08/17/18 (Call 07/17/18)	630	637,825
2.40%, 09/05/19 (Call 08/05/19)	2,704	2,744,325
2.95%, 07/23/21 (Call 06/23/21)	3,250	3,359,067

Security	Principal (000s)	Value
Citigroup Inc.
1.55%, 08/14/17	$5,000	$5,004,914
1.70%, 04/27/18	1,012	1,013,714
1.75%, 05/01/18	6,100	6,114,391
1.80%, 02/05/18	6,405	6,423,388
1.85%, 11/24/17	2,075	2,081,391
2.05%, 12/07/18	6,250	6,297,605
2.05%, 06/07/19	2,000	2,012,099
2.15%, 07/30/18	1,300	1,312,053
2.35%, 08/02/21	2,600	2,611,925
2.40%, 02/18/20	4,510	4,579,039
2.50%, 09/26/18	3,000	3,050,086
2.50%, 07/29/19	3,350	3,416,730
2.55%, 04/08/19	7,335	7,480,901
2.65%, 10/26/20	2,200	2,252,190
2.70%, 03/30/21	2,550	2,605,153
3.30%, 04/27/25	3,250	3,349,073
3.38%, 03/01/23	1,120	1,166,906
3.40%, 05/01/26	2,000	2,061,737
3.50%, 05/15/23	1,650	1,697,809
3.70%, 01/12/26	4,005	4,232,650
3.75%, 06/16/24	3,500	3,721,387
3.88%, 10/25/23	2,350	2,533,319
3.88%, 03/26/25	1,664	1,713,690
4.00%, 08/05/24	2,036	2,131,925
4.05%, 07/30/22	950	1,007,328
4.13%, 07/25/28	2,000	2,038,838
4.30%, 11/20/26	1,350	1,418,470
4.40%, 06/10/25	2,120	2,251,639
4.45%, 09/29/27	5,172	5,431,029
4.50%, 01/14/22	6,500	7,183,389
4.60%, 03/09/26	1,050	1,129,715
4.65%, 07/30/45	2,316	2,638,454
4.75%, 05/18/46	1,400	1,481,296
4.95%, 11/07/43	6,565	7,702,741
5.30%, 05/06/44	5,405	6,181,066
5.50%, 09/13/25	4,100	4,672,761
5.88%, 02/22/33	200	234,890
5.88%, 01/30/42	1,463	1,890,414
6.13%, 11/21/17	7,050	7,417,127
6.13%, 08/25/36	900	1,087,734
6.63%, 01/15/28	25	31,553
6.63%, 06/15/32	265	330,624

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.68%, 09/13/43	$655	$869,291
8.13%, 07/15/39	9,806	15,571,650
Citizens Bank N.A./Providence RI
2.45%, 12/04/19 (Call 11/04/19)	500	507,590
2.50%, 03/14/19 (Call 02/14/19)	665	676,053
2.55%, 05/13/21 (Call 04/13/21)	445	452,175
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	245	245,937
4.30%, 12/03/25 (Call 11/03/25)	300	314,624
4.35%, 08/01/25 (Call 07/01/25)	5,825	6,121,986
Comerica Bank
2.50%, 06/02/20	1,500	1,522,563
5.20%, 08/22/17	500	517,365
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	1,763	1,772,975
3.80%, 07/22/26	1,800	1,872,463
Commonwealth Bank of Australia/New York NY
1.40%, 09/08/17	500	500,527
1.75%, 11/02/18	2,165	2,177,627
1.90%, 09/18/17	5,750	5,787,820
2.05%, 03/15/19	400	405,116
2.25%, 03/13/19	6,000	6,106,274
2.30%, 09/06/19	2,250	2,295,868
2.30%, 03/12/20	2,000	2,038,131
2.40%, 11/02/20	2,450	2,500,751
2.50%, 09/20/18	2,250	2,297,809
2.55%, 03/15/21	2,370	2,432,430
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,095	5,064,513
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,706,872
Cooperatieve Rabobank UA
3.38%, 01/19/17	5,325	5,373,191
3.75%, 07/21/26	3,500	3,537,755
3.88%, 02/08/22	6,685	7,280,454
3.95%, 11/09/22	3,750	3,943,060
4.38%, 08/04/25	1,490	1,578,736
4.50%, 01/11/21	3,250	3,601,874
4.63%, 12/01/23	3,500	3,775,869
5.25%, 05/24/41	2,990	3,864,105
5.25%, 08/04/45	2,800	3,249,289
5.75%, 12/01/43	4,300	5,312,697
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	2,000	1,994,872

Security	Principal (000s)	Value
1.70%, 03/19/18	$250	$251,316
2.25%, 01/14/19	1,500	1,525,926
2.25%, 01/14/20	1,250	1,272,789
2.50%, 01/19/21	4,080	4,189,248
3.38%, 05/21/25	1,500	1,599,954
Credit Suisse AG/New York NY
1.70%, 04/27/18	880	879,771
1.75%, 01/29/18	12,164	12,156,252
2.30%, 05/28/19	2,485	2,513,771
3.00%, 10/29/21	6,660	6,810,165
3.63%, 09/09/24	3,750	3,938,141
5.30%, 08/13/19	300	328,632
5.40%, 01/14/20	3,315	3,583,433
6.00%, 02/15/18	5,076	5,328,658
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	2,500	2,503,285
3.13%, 12/10/20	5,500	5,557,932
3.45%, 04/16/21[d]	1,870	1,909,227
3.75%, 03/26/25	3,820	3,828,568
3.80%, 09/15/22	2,800	2,863,600
3.80%, 06/09/23[d]	2,000	2,025,064
4.55%, 04/17/26[d]	5,000	5,275,479
4.88%, 05/15/45	2,800	3,026,183
Deutsche Bank AG
2.85%, 05/10/19	4,800	4,795,646
2.95%, 08/20/20	4,200	4,159,453
3.13%, 01/13/21	3,240	3,215,631
3.38%, 05/12/21	3,000	2,990,114
4.10%, 01/13/26	995	1,008,974
Deutsche Bank AG/London
1.88%, 02/13/18	3,645	3,618,102
2.50%, 02/13/19	3,486	3,469,195
3.70%, 05/30/24	4,495	4,444,394
6.00%, 09/01/17	5,755	5,987,897
Discover Bank/Greenwood DE
2.00%, 02/21/18	2,250	2,253,392
2.60%, 11/13/18 (Call 10/12/18)	665	675,351
3.10%, 06/04/20 (Call 05/04/20)	805	829,549
3.45%, 07/27/26 (Call 04/27/26)	320	321,600
4.20%, 08/08/23	5,000	5,350,830
7.00%, 04/15/20	250	284,247
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	2,739	2,780,695

46	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.88%, 07/27/20 (Call 06/27/20)	$2,636	$2,730,239
3.50%, 03/15/22 (Call 02/15/22)	5,050	5,324,346
4.30%, 01/16/24 (Call 12/16/23)	213	229,004
8.25%, 03/01/38	1,070	1,607,891
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17 (Call 05/01/17)	1,650	1,652,879
2.15%, 08/20/18 (Call 07/20/18)	590	597,157
2.25%, 06/14/21 (Call 05/14/21)	725	736,334
2.30%, 03/15/19 (Call 02/15/19)	1,570	1,596,199
2.38%, 04/25/19 (Call 03/25/19)	750	764,474
2.88%, 10/01/21 (Call 09/01/21)	3,125	3,257,398
3.85%, 03/15/26 (Call 02/15/26)	2,650	2,830,004
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	1,880	1,878,484
4.38%, 08/01/46 (Call 02/01/46)	2,000	2,032,364
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,500	1,506,557
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26	1,000	1,037,865
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	11,960	12,079,454
2.55%, 10/23/19	9,720	9,940,472
2.60%, 04/23/20 (Call 03/23/20)	6,420	6,553,783
2.63%, 01/31/19	7,925	8,111,915
2.63%, 04/25/21 (Call 03/25/21)	255	259,785
2.75%, 09/15/20 (Call 08/15/20)	6,835	7,013,091
2.88%, 02/25/21 (Call 01/25/21)	1,195	1,230,648
2.90%, 07/19/18	4,340	4,448,659
3.50%, 01/23/25 (Call 10/23/24)	2,300	2,379,376
3.63%, 01/22/23	5,370	5,669,757
3.75%, 05/22/25 (Call 02/22/25)	7,525	7,962,503
3.75%, 02/25/26 (Call 11/25/25)	2,630	2,783,992
3.85%, 07/08/24 (Call 04/08/24)	9,110	9,684,596
4.00%, 03/03/24	4,181	4,507,079
4.25%, 10/21/25	5,988	6,351,421
4.75%, 10/21/45 (Call 04/21/45)	2,225	2,533,683
4.80%, 07/08/44 (Call 01/08/44)	4,396	4,995,200
5.15%, 05/22/45	1,300	1,427,006
5.25%, 07/27/21	2,462	2,798,175
5.38%, 03/15/20	8,575	9,549,376
5.75%, 01/24/22	5,618	6,524,873
5.95%, 01/18/18	4,165	4,411,585
5.95%, 01/15/27	5,390	6,340,601
6.00%, 06/15/20	6,098	6,968,977

Security	Principal (000s)	Value
6.13%, 02/15/33	$4,507	$5,698,912
6.15%, 04/01/18	8,965	9,600,741
6.25%, 02/01/41	6,867	9,057,293
6.45%, 05/01/36	1,550	1,912,039
6.75%, 10/01/37	11,883	15,217,315
7.50%, 02/15/19	2,113	2,399,681
HSBC Bank USA N.A.
7.00%, 01/15/39	1,250	1,703,514
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	4,500	4,897,039
5.88%, 11/01/34	3,000	3,665,225
HSBC Holdings PLC
3.40%, 03/08/21	3,605	3,767,842
3.60%, 05/25/23	3,500	3,607,812
3.90%, 05/25/26	3,100	3,235,537
4.00%, 03/30/22	8,024	8,590,631
4.25%, 03/14/24	11,200	11,624,980
4.25%, 08/18/25	3,300	3,419,775
4.30%, 03/08/26	3,915	4,209,736
5.10%, 04/05/21	6,674	7,443,846
5.25%, 03/14/44	1,150	1,309,605
6.10%, 01/14/42	3,375	4,579,030
6.50%, 05/02/36	3,500	4,472,627
6.50%, 09/15/37	7,500	9,613,193
6.80%, 06/01/38	2,000	2,658,042
7.63%, 05/17/32	675	894,553
HSBC USA Inc.
1.63%, 01/16/18	2,500	2,494,219
1.70%, 03/05/18	2,000	2,000,132
2.00%, 08/07/18	400	401,545
2.25%, 06/23/19	2,100	2,116,874
2.35%, 03/05/20	5,660	5,709,410
2.38%, 11/13/19	1,820	1,840,216
2.63%, 09/24/18	400	406,527
2.75%, 08/07/20	7,605	7,767,256
3.50%, 06/23/24	8,500	8,872,749
5.00%, 09/27/20	3,030	3,284,708
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,000	1,996,910
3.15%, 03/14/21 (Call 02/14/21)	1,770	1,838,610
Huntington National Bank (The)
1.70%, 02/26/18 (Call 01/26/18)	3,250	3,252,458
2.00%, 06/30/18	1,000	1,006,358

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.20%, 11/06/18 (Call 10/06/18)	$1,000	$1,010,347
2.20%, 04/01/19 (Call 03/01/19)	4,500	4,548,840
2.40%, 04/01/20 (Call 03/01/20)	750	760,580
2.88%, 08/20/20 (Call 07/20/20)	1,250	1,285,940
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	7,000	7,244,631
Intesa Sanpaolo SpA
3.88%, 01/16/18	3,300	3,363,331
3.88%, 01/15/19	6,500	6,688,651
5.25%, 01/12/24	1,277	1,401,879
Itau CorpBanca
3.88%, 09/22/19[d]	400	418,040
JPMorgan Chase & Co.
1.63%, 05/15/18	1,400	1,405,387
1.80%, 01/25/18	3,675	3,695,520
1.85%, 03/22/19 (Call 02/22/19)	3,300	3,326,007
2.00%, 08/15/17	2,950	2,970,508
2.20%, 10/22/19	6,639	6,749,394
2.25%, 01/23/20 (Call 12/23/19)	5,990	6,079,971
2.35%, 01/28/19	3,510	3,579,923
2.40%, 06/07/21 (Call 05/07/21)	600	609,306
2.55%, 10/29/20 (Call 09/29/20)	4,000	4,088,749
2.55%, 03/01/21 (Call 02/01/21)	4,000	4,085,641
2.70%, 05/18/23 (Call 03/18/23)	2,550	2,574,576
2.75%, 06/23/20 (Call 05/23/20)	11,900	12,270,617
2.95%, 10/01/26 (Call 07/01/26)	4,400	4,419,232
3.13%, 01/23/25 (Call 10/23/24)	3,150	3,231,297
3.20%, 01/25/23	4,790	4,981,647
3.25%, 09/23/22	7,036	7,379,208
3.30%, 04/01/26 (Call 01/01/26)	11,189	11,581,555
3.38%, 05/01/23	2,350	2,402,980
3.63%, 05/13/24	6,250	6,649,814
3.88%, 02/01/24	5,650	6,113,590
3.88%, 09/10/24	5,800	6,117,613
3.90%, 07/15/25 (Call 04/15/25)	3,669	3,970,741
4.13%, 12/15/26	2,445	2,622,117
4.25%, 10/15/20	6,745	7,319,994
4.25%, 10/01/27	6,021	6,519,752
4.35%, 08/15/21	3,820	4,199,648
4.50%, 01/24/22	13,280	14,725,634
4.63%, 05/10/21	1,029	1,140,556
4.85%, 02/01/44	8,700	10,588,948
4.95%, 03/25/20	1,000	1,102,474

Security	Principal (000s)	Value
4.95%, 06/01/45	$3,590	$4,117,198
5.40%, 01/06/42	1,770	2,245,822
5.50%, 10/15/40	2,487	3,174,938
5.60%, 07/15/41	2,090	2,712,699
5.63%, 08/16/43	5,315	6,552,274
6.00%, 01/15/18	8,820	9,363,674
6.30%, 04/23/19	17,804	19,920,245
6.40%, 05/15/38	1,360	1,897,537
Series H
1.70%, 03/01/18 (Call 02/01/18)	1,250	1,256,202
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	4,450	4,664,541
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	325	325,523
1.65%, 02/01/18	750	751,615
2.25%, 03/16/20	1,500	1,517,338
2.35%, 03/08/19	2,500	2,549,578
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	8,850	8,984,215
2.90%, 09/15/20	945	976,692
5.10%, 03/24/21	2,850	3,202,919
KfW
0.00%, 04/18/36	4,500	2,706,414
0.88%, 09/05/17	15,500	15,502,844
0.88%, 12/15/17	5,576	5,573,414
0.88%, 04/19/18	8,414	8,403,666
1.00%, 01/26/18	13	13,012
1.00%, 09/07/18	2,755	2,753,485
1.00%, 07/15/19	3,920	3,904,408
1.13%, 08/06/18	13,269	13,302,529
1.13%, 11/16/18	10,350	10,376,524
1.50%, 02/06/19	4,700	4,746,753
1.50%, 04/20/20	1,850	1,866,863
1.50%, 06/15/21	9,500	9,538,175
1.63%, 03/15/21	17,750	17,946,020
1.88%, 04/01/19	7,600	7,752,343
1.88%, 06/30/20	2,750	2,811,077
1.88%, 11/30/20	2,000	2,046,642
2.00%, 10/04/22	2,750	2,821,917
2.00%, 05/02/25	28,450	29,128,973
2.13%, 01/17/23	13,600	14,075,742
2.38%, 08/25/21	700	732,053
2.50%, 11/20/24	7,750	8,222,524
2.63%, 01/25/22	6,900	7,312,135

48	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.75%, 09/08/20	$11,403	$12,045,504
2.75%, 10/01/20	400	422,805
4.00%, 01/27/20	5,900	6,439,819
4.88%, 06/17/19	6,070	6,694,517
Series G
4.38%, 03/15/18	5,315	5,591,070
Korea Development Bank (The)
1.50%, 01/22/18	7,800	7,811,161
2.50%, 03/11/20	3,000	3,083,829
3.00%, 01/13/26[c]	3,000	3,210,268
3.38%, 09/16/25	1,000	1,097,672
3.50%, 08/22/17	3,300	3,369,601
3.75%, 01/22/24	900	998,633
4.63%, 11/16/21	3,500	3,987,368
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	12,350	12,349,189
1.00%, 04/04/18	2,888	2,891,992
1.38%, 10/23/19	400	402,490
1.75%, 07/27/26	5,900	5,880,152
1.88%, 09/17/18	500	509,061
2.00%, 01/13/25	2,013	2,058,686
2.38%, 06/10/25	3,675	3,867,747
5.00%, 11/08/16	5,982	6,024,711
Lloyds Bank PLC
2.00%, 08/17/18	2,000	2,007,455
2.05%, 01/22/19	2,750	2,759,298
2.30%, 11/27/18	2,200	2,220,353
2.40%, 03/17/20	13,600	13,808,176
2.70%, 08/17/20	2,600	2,664,889
3.50%, 05/14/25	6,100	6,466,868
4.20%, 03/28/17	2,800	2,846,956
6.38%, 01/21/21	13	15,252
Lloyds Banking Group PLC
3.10%, 07/06/21	2,780	2,832,582
4.50%, 11/04/24	1,005	1,045,464
4.65%, 03/24/26	3,665	3,794,025
5.30%, 12/01/45[d]	1,675	1,811,990
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	3,750	3,752,889
2.10%, 02/06/20 (Call 01/06/20)	3,750	3,788,731
2.25%, 07/25/19 (Call 06/25/19)	2,500	2,540,813
2.30%, 01/30/19 (Call 12/30/18)	2,400	2,439,698
2.90%, 02/06/25 (Call 01/06/25)	1,000	1,020,952

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	$5,750	$5,933,607
3.85%, 03/01/26	10,550	11,515,443
Morgan Stanley
1.88%, 01/05/18	32	32,118
2.13%, 04/25/18	2,725	2,751,496
2.20%, 12/07/18	1,405	1,422,248
2.38%, 07/23/19	5,065	5,153,296
2.45%, 02/01/19	2,120	2,159,277
2.50%, 01/24/19	18,863	19,236,232
2.50%, 04/21/21	6,866	6,965,143
2.65%, 01/27/20	4,248	4,349,603
2.80%, 06/16/20	5,855	6,018,458
3.13%, 07/27/26	4,885	4,924,813
3.70%, 10/23/24	5,100	5,394,355
3.75%, 02/25/23	3,873	4,132,641
3.88%, 01/27/26	3,210	3,430,772
3.95%, 04/23/27[c]	3,070	3,194,857
4.00%, 07/23/25	4,839	5,214,621
4.10%, 05/22/23	1,840	1,948,681
4.30%, 01/27/45	3,580	3,884,278
4.35%, 09/08/26	4,283	4,581,343
4.88%, 11/01/22	7,276	8,046,851
5.00%, 11/24/25	3,280	3,659,876
5.45%, 01/09/17	4,375	4,440,122
5.50%, 01/26/20	2,550	2,843,842
5.50%, 07/24/20	4,100	4,618,799
5.50%, 07/28/21	2,493	2,857,378
5.63%, 09/23/19	8,900	9,888,438
5.75%, 01/25/21	4,565	5,230,494
5.95%, 12/28/17	1,300	1,373,893
6.25%, 08/28/17	1,075	1,125,669
6.25%, 08/09/26	2,151	2,670,689
6.38%, 07/24/42	5,984	8,229,547
6.63%, 04/01/18	5,584	6,021,282
7.25%, 04/01/32	1,140	1,586,456
7.30%, 05/13/19	5,465	6,249,676
Series F
3.88%, 04/29/24	18,200	19,489,618
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	7,750	7,882,494

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
1.38%, 07/12/19	$1,000	$993,599
1.88%, 07/23/18	1,750	1,763,331
2.00%, 01/14/19	350	353,694
2.30%, 07/25/18	3,500	3,554,508
2.50%, 07/12/26	350	346,397
2.63%, 07/23/20	3,500	3,603,992
2.63%, 01/14/21	1,350	1,391,365
3.00%, 01/20/23	1,600	1,664,315
3.38%, 01/14/26	1,110	1,179,306
National Bank of Canada
2.10%, 12/14/18	4,000	4,036,088
Northern Trust Corp.
2.38%, 08/02/22	1,700	1,737,244
3.38%, 08/23/21	1,824	1,961,923
3.45%, 11/04/20	250	268,280
3.95%, 10/30/25	2,350	2,593,240
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	5,700	5,710,570
1.38%, 02/10/20	9,950	9,985,993
1.50%, 10/21/20	5,120	5,136,995
2.38%, 10/01/21	3,350	3,492,154
PNC Bank N.A.
1.50%, 10/18/17 (Call 09/18/17)[e]	1,000	1,002,119
1.50%, 02/23/18 (Call 01/24/18)[e]	2,000	2,005,649
1.80%, 11/05/18 (Call 10/06/18)[e]	10,000	10,093,646
1.85%, 07/20/18 (Call 06/20/18)[e]	2,250	2,271,353
2.15%, 04/29/21 (Call 03/30/21)[e]	2,500	2,530,493
2.20%, 01/28/19 (Call 12/29/18)[e]	3,050	3,105,381
2.25%, 07/02/19 (Call 06/02/19)[e]	2,250	2,295,066
2.30%, 06/01/20 (Call 05/02/20)[e]	2,250	2,297,750
2.70%, 11/01/22 (Call 10/01/22)[e]	3,235	3,265,654
3.25%, 06/01/25 (Call 05/02/25)[e]	450	477,998
3.30%, 10/30/24 (Call 09/30/24)[e]	1,500	1,596,463
3.80%, 07/25/23 (Call 06/25/23)[e]	6,750	7,288,495
4.20%, 11/01/25 (Call 10/02/25)[e]	500	561,397
6.00%, 12/07/17[e]	1,750	1,846,221
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[e]	4,950	5,330,286

Security	Principal (000s)	Value
PNC Funding Corp.
4.38%, 08/11/20[e]	$2,762	$3,024,896
6.70%, 06/10/19[e]	1,163	1,322,499
RBC USA Holdco Corp.
5.25%, 09/15/20	5,025	5,638,812
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	5,250	5,295,604
6.45%, 06/26/37	1,500	1,817,244
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	1,500	1,550,526
7.38%, 12/10/37	1,800	2,320,040
Royal Bank of Canada
1.40%, 10/13/17	542	542,624
1.50%, 01/16/18	3,020	3,022,217
1.50%, 07/29/19	5,000	4,989,439
1.63%, 04/15/19	2,250	2,255,209
2.00%, 12/10/18	6,415	6,489,945
2.15%, 03/15/19	200	203,204
2.15%, 03/06/20	5,200	5,286,476
2.20%, 07/27/18	1,705	1,730,695
2.35%, 10/30/20	1,113	1,138,754
2.50%, 01/19/21	2,300	2,369,430
4.65%, 01/27/26	1,050	1,148,770
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	2,250	2,343,182
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	600	675,936
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	4,300	4,280,122
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	1,800	1,801,153
2.70%, 05/24/19 (Call 04/24/19)	1,750	1,763,177
4.50%, 07/17/25 (Call 04/17/25)	2,025	2,125,568
Santander Issuances SAU
5.18%, 11/19/25	5,200	5,376,763
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,175	1,181,546
2.88%, 08/05/21	1,000	998,355
3.13%, 01/08/21	4,525	4,586,480
Santander UK PLC
1.65%, 09/29/17	150	149,927

50	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.00%, 08/24/18	$2,685	$2,693,026
2.35%, 09/10/19	1,000	1,009,506
2.38%, 03/16/20	3,761	3,785,746
2.50%, 03/14/19	2,750	2,786,939
3.05%, 08/23/18	750	767,463
4.00%, 03/13/24	3,150	3,423,194
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	1,000	1,030,905
Societe Generale SA
2.75%, 10/12/17	3,500	3,542,460
State Street Corp.
1.95%, 05/19/21	620	625,561
2.55%, 08/18/20	790	817,454
2.65%, 05/19/26	955	971,498
3.10%, 05/15/23	2,200	2,271,498
3.30%, 12/16/24	4,195	4,471,089
3.55%, 08/18/25	2,055	2,239,563
3.70%, 11/20/23	2,100	2,299,036
4.38%, 03/07/21	1,300	1,445,732
4.96%, 03/15/18	4,614	4,805,655
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18	2,500	2,496,739
1.75%, 01/16/18	2,000	2,005,530
2.25%, 07/11/19	1,000	1,011,803
2.45%, 01/10/19	250	254,172
2.45%, 01/16/20	10,000	10,168,747
2.45%, 10/20/20	1,000	1,015,741
2.50%, 07/19/18	3,000	3,045,640
3.65%, 07/23/25	3,000	3,256,366
3.95%, 01/10/24	3,000	3,301,470
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,500	4,468,374
2.63%, 07/14/26	2,250	2,225,437
2.93%, 03/09/21	8,800	9,091,618
3.78%, 03/09/26	3,050	3,320,905
SunTrust Bank/Atlanta GA
3.30%, 05/15/26 (Call 04/15/26)	1,000	1,024,988
7.25%, 03/15/18	1,000	1,080,820
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	1,115	1,132,166
2.50%, 05/01/19 (Call 04/01/19)	100	102,002

Security	Principal (000s)	Value
2.90%, 03/03/21 (Call 02/03/21)	$4,100	$4,250,035
3.50%, 01/20/17 (Call 12/20/16)	1,050	1,057,194
6.00%, 09/11/17	3,248	3,391,535
SVB Financial Group
3.50%, 01/29/25	3,400	3,444,794
Svenska Handelsbanken AB
1.50%, 09/06/19	1,250	1,248,018
1.88%, 09/07/21	2,250	2,244,044
2.25%, 06/17/19	1,250	1,274,020
2.40%, 10/01/20	5,750	5,880,445
2.45%, 03/30/21	2,660	2,726,132
2.50%, 01/25/19	2,750	2,816,248
2.88%, 04/04/17	2,750	2,777,665
Toronto-Dominion Bank (The)
1.40%, 04/30/18	1,715	1,716,524
1.45%, 09/06/18	1,500	1,500,132
1.45%, 08/13/19[c]	900	896,268
1.63%, 03/13/18	5,563	5,590,730
1.75%, 07/23/18	1,745	1,756,517
1.80%, 07/13/21	4,010	3,987,563
1.95%, 01/22/19	1,850	1,871,465
2.13%, 07/02/19	4,579	4,648,626
2.13%, 04/07/21	1,275	1,286,962
2.25%, 11/05/19	4,900	4,989,937
2.38%, 10/19/16	2,000	2,003,720
2.50%, 12/14/20	4,200	4,310,047
2.63%, 09/10/18	2,025	2,072,492
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	1,825	2,124,043
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	2,013	2,054,256
2.35%, 01/29/21 (Call 12/29/20)	5,000	5,130,661
2.95%, 07/15/22 (Call 06/15/22)	2,120	2,196,517
3.00%, 03/15/22 (Call 02/15/22)	1,850	1,937,281
3.70%, 01/30/24 (Call 12/29/23)	2,300	2,529,210
4.13%, 05/24/21 (Call 04/23/21)	1,825	2,006,314
Series F
3.60%, 09/11/24 (Call 08/11/24)	2,915	3,129,771
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	2,075	2,079,183
2.13%, 10/28/19 (Call 09/28/19)	8,761	8,939,694
2.80%, 01/27/25 (Call 12/27/24)	1,350	1,393,719
UBS AG/Stamford CT
1.38%, 08/14/17	3,250	3,249,365

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.80%, 03/26/18	$5,045	$5,064,811
2.35%, 03/26/20	890	909,612
2.38%, 08/14/19	13,450	13,724,236
4.88%, 08/04/20	1,000	1,112,364
5.75%, 04/25/18	1,700	1,816,252
5.88%, 12/20/17	4,034	4,263,686
Wachovia Corp.
5.50%, 08/01/35	5,115	6,105,249
5.75%, 02/01/18	7,180	7,611,740
7.50%, 04/15/35	50	70,136
7.57%, 08/01/26[b]	100	131,238
Wells Fargo & Co.
1.40%, 09/08/17	2,392	2,394,521
1.50%, 01/16/18	4,300	4,314,854
2.10%, 07/26/21	6,600	6,627,300
2.13%, 04/22/19	6,100	6,208,778
2.15%, 01/15/19	6,571	6,686,419
2.50%, 03/04/21	7,305	7,477,336
2.55%, 12/07/20	710	729,971
3.00%, 01/22/21	2,695	2,815,739
3.00%, 02/19/25	5,290	5,442,166
3.00%, 04/22/26	3,000	3,076,171
3.30%, 09/09/24	5,250	5,546,158
3.50%, 03/08/22	7,257	7,752,277
3.55%, 09/29/25	10,511	11,270,623
3.90%, 05/01/45	5,751	6,070,863
4.10%, 06/03/26	5,618	6,102,955
4.13%, 08/15/23	4,620	5,007,773
4.30%, 07/22/27	8,108	8,946,932
4.40%, 06/14/46	2,094	2,228,469
4.48%, 01/16/24	1,500	1,654,320
4.60%, 04/01/21	7,220	8,027,801
4.65%, 11/04/44	3,778	4,151,519
4.90%, 11/17/45	3,115	3,549,852
5.38%, 02/07/35	25	31,104
5.38%, 11/02/43	1,468	1,765,351
5.61%, 01/15/44	8,041	9,979,347
5.63%, 12/11/17	6,595	6,955,536
Series M
3.45%, 02/13/23	2,530	2,650,950
Series N
2.15%, 01/30/20	3,751	3,812,886
Wells Fargo Bank N.A.
1.65%, 01/22/18	1,000	1,006,941

Security	Principal (000s)	Value
1.75%, 05/24/19	$3,975	$4,009,520
5.95%, 08/26/36	400	517,836
6.00%, 11/15/17	1,500	1,583,176
Wells Fargo Capital X
5.95%, 12/01/86	6,275	6,863,281
Westpac Banking Corp.
1.50%, 12/01/17	4,000	4,005,135
1.55%, 05/25/18	3,100	3,107,093
1.60%, 01/12/18	1,650	1,653,421
1.60%, 08/19/19	1,500	1,500,241
1.65%, 05/13/19	1,165	1,166,390
1.95%, 11/23/18	3,000	3,028,421
2.00%, 08/14/17	400	402,849
2.00%, 08/19/21	1,500	1,501,351
2.10%, 05/13/21	3,150	3,168,145
2.25%, 07/30/18	600	608,848
2.25%, 01/17/19	6,965	7,080,891
2.30%, 05/26/20	1,750	1,780,770
2.60%, 11/23/20	2,976	3,057,657
2.70%, 08/19/26	2,050	2,053,748
2.85%, 05/13/26	2,400	2,447,183
4.63%, 06/01/18	300	314,021
4.88%, 11/19/19	1,940	2,125,300

		2,541,338,235
BEVERAGES — 0.79%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	600	635,038
5.95%, 01/15/33	55	70,346
6.45%, 09/01/37	275	376,479
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	250	250,083
1.90%, 02/01/19	3,028	3,059,916
2.15%, 02/01/19	870	884,316
2.63%, 01/17/23	2,378	2,418,058
2.65%, 02/01/21 (Call 01/01/21)	34,818	35,854,154
3.30%, 02/01/23 (Call 12/01/22)	13,136	13,749,010
3.65%, 02/01/26 (Call 11/01/25)	23,765	25,331,087
3.70%, 02/01/24	1,515	1,635,339
4.00%, 01/17/43	413	443,347
4.63%, 02/01/44	6,734	7,868,444
4.70%, 02/01/36 (Call 08/01/35)	12,500	14,510,023
4.90%, 02/01/46 (Call 08/01/45)	24,491	29,743,199

52	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$5,329	$5,439,954
3.75%, 07/15/42	2,590	2,673,740
4.38%, 02/15/21	4,225	4,660,015
5.00%, 04/15/20	202	224,109
5.38%, 01/15/20	3,181	3,556,850
6.38%, 01/15/40	250	343,477
6.88%, 11/15/19	700	814,328
7.75%, 01/15/19	7,948	9,080,267
8.00%, 11/15/39	2,025	3,247,322
8.20%, 01/15/39	885	1,433,339
Beam Suntory Inc.
1.75%, 06/15/18	500	500,913
3.25%, 05/15/22 (Call 02/15/22)	4,950	5,092,105
Bottling Group LLC
5.13%, 01/15/19	1,250	1,363,332
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,750	1,758,098
3.75%, 01/15/43 (Call 07/15/42)	295	305,554
4.50%, 07/15/45 (Call 01/15/45)	1,046	1,214,980
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	3,075	3,287,717
Coca-Cola Co. (The)
0.88%, 10/27/17	346	345,720
1.15%, 04/01/18	458	458,749
1.38%, 05/30/19	2,400	2,414,267
1.65%, 03/14/18	3,100	3,135,600
1.65%, 11/01/18	6,000	6,083,940
1.80%, 09/01/16	400	400,000
1.88%, 10/27/20	3,500	3,562,482
2.25%, 09/01/26	1,000	1,000,989
2.45%, 11/01/20	2,020	2,098,806
2.50%, 04/01/23	400	413,805
2.55%, 06/01/26	1,900	1,953,163
2.88%, 10/27/25	4,247	4,483,870
3.15%, 11/15/20	5,650	6,025,927
3.20%, 11/01/23	3,300	3,563,368
3.30%, 09/01/21	2,350	2,537,615
Series 5YR
1.55%, 09/01/21	1,000	999,962
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	1,000	1,045,405

Security	Principal (000s)	Value
Coca-Cola European Partners US LLC
4.50%, 09/01/21 (Call 06/01/21)	$1,784	$1,961,323
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	4,400	4,470,133
5.25%, 11/26/43	1,250	1,549,044
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	3,228	3,335,259
3.88%, 04/29/43 (Call 10/29/42)	1,180	1,266,424
4.83%, 07/15/20	1,175	1,312,113
5.75%, 10/23/17	1,003	1,054,163
5.88%, 09/30/36	1,290	1,750,103
Diageo Investment Corp.
2.88%, 05/11/22	400	418,066
4.25%, 05/11/42	1,927	2,178,429
7.45%, 04/15/35	775	1,176,242
Dr Pepper Snapple Group Inc.
2.60%, 01/15/19	1,750	1,784,219
3.20%, 11/15/21 (Call 08/15/21)	2,250	2,362,567
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,274,387
4.50%, 11/15/45 (Call 05/15/45)	425	480,915
6.82%, 05/01/18	250	271,607
Molson Coors Brewing Co.
1.45%, 07/15/19	2,705	2,703,893
2.10%, 07/15/21 (Call 06/15/21)	230	231,245
3.00%, 07/15/26 (Call 04/15/26)	1,055	1,066,549
3.50%, 05/01/22[c]	2,375	2,528,055
4.20%, 07/15/46 (Call 01/15/46)	2,925	3,073,489
5.00%, 05/01/42	1,655	1,925,510
Pepsi Bottling Group Inc. (The)
Series B
7.00%, 03/01/29	4,981	7,103,720
PepsiAmericas Inc.
5.50%, 05/15/35	25	31,909
PepsiCo Inc.
1.25%, 08/13/17	3,800	3,810,193
1.50%, 02/22/19	2,490	2,510,937
1.85%, 04/30/20 (Call 03/30/20)	200	202,775
2.15%, 10/14/20 (Call 09/14/20)	1,950	1,997,080
2.25%, 01/07/19 (Call 12/07/18)	3,750	3,839,105
2.75%, 03/05/22	2,897	3,048,441
2.75%, 03/01/23	2,008	2,107,014
2.75%, 04/30/25 (Call 01/30/25)	3,810	3,988,408
2.85%, 02/24/26 (Call 11/24/25)	1,135	1,194,504

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.00%, 08/25/21	$2,675	$2,843,011
3.10%, 07/17/22 (Call 05/17/22)	1,545	1,655,215
3.13%, 11/01/20	1,500	1,594,276
3.50%, 07/17/25 (Call 04/17/25)	1,130	1,249,651
3.60%, 03/01/24 (Call 12/01/23)	11,411	12,598,050
3.60%, 08/13/42	267	279,571
4.00%, 03/05/42	1,413	1,567,727
4.25%, 10/22/44 (Call 04/22/44)	405	467,350
4.45%, 04/14/46 (Call 10/14/45)	3,495	4,186,132
4.60%, 07/17/45 (Call 01/17/45)	2,039	2,478,917
4.88%, 11/01/40	640	792,562
5.00%, 06/01/18	575	613,281
5.50%, 01/15/40	174	231,319
7.90%, 11/01/18	3,630	4,143,014
Series 1
1.00%, 10/13/17	625	624,684

		325,681,188
BIOTECHNOLOGY — 0.39%
Amgen Inc.
1.25%, 05/22/17	950	951,005
1.85%, 08/19/21 (Call 07/19/21)	500	499,508
2.13%, 05/15/17	2,518	2,535,022
2.13%, 05/01/20 (Call 04/01/20)	200	203,076
2.20%, 05/22/19 (Call 04/22/19)	3,225	3,282,873
2.25%, 08/19/23 (Call 06/19/23)	1,150	1,145,637
2.50%, 11/15/16	2,000	2,006,092
2.60%, 08/19/26 (Call 05/19/26)	2,145	2,133,989
2.70%, 05/01/22 (Call 03/01/22)	400	411,757
3.13%, 05/01/25 (Call 02/01/25)	1,350	1,414,843
3.45%, 10/01/20	980	1,042,148
3.63%, 05/15/22 (Call 02/15/22)	6,750	7,230,872
3.63%, 05/22/24 (Call 02/22/24)	4,839	5,229,007
4.10%, 06/15/21 (Call 03/15/21)	1,050	1,148,524
4.40%, 05/01/45 (Call 11/01/44)	2,000	2,142,254
4.50%, 03/15/20	250	273,664
4.56%, 06/15/48 (Call 12/15/47)[d]	2,028	2,193,479
4.66%, 06/15/51 (Call 12/15/50)[d]	14,342	15,466,314
4.95%, 10/01/41	55	62,490
5.70%, 02/01/19	7,037	7,726,200
5.85%, 06/01/17	1,125	1,163,891
6.15%, 06/01/18	3,500	3,789,785
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	3,200	3,509,779

Security	Principal (000s)	Value
Biogen Inc.
2.90%, 09/15/20	$2,223	$2,315,118
3.63%, 09/15/22	2,100	2,240,049
4.05%, 09/15/25 (Call 06/15/25)	4,962	5,426,617
5.20%, 09/15/45 (Call 03/15/45)	4,765	5,771,939
6.88%, 03/01/18	1,450	1,567,535
Celgene Corp.
2.13%, 08/15/18	2,200	2,226,585
2.25%, 05/15/19	750	761,764
2.30%, 08/15/18	5	5,077
2.88%, 08/15/20	350	363,203
3.25%, 08/15/22	6,775	7,080,950
3.55%, 08/15/22	1,079	1,145,572
3.63%, 05/15/24 (Call 02/15/24)	2,202	2,328,192
3.88%, 08/15/25 (Call 05/15/25)	2,811	3,032,042
3.95%, 10/15/20	1,200	1,293,076
4.00%, 08/15/23	3,200	3,479,330
4.63%, 05/15/44 (Call 11/15/43)	1,745	1,885,987
5.00%, 08/15/45 (Call 02/15/45)	7,370	8,481,157
5.25%, 08/15/43	115	133,804
Gilead Sciences Inc.
1.85%, 09/04/18	225	227,914
2.05%, 04/01/19	1,450	1,477,371
2.35%, 02/01/20	1,970	2,023,511
2.55%, 09/01/20	2,055	2,127,860
3.05%, 12/01/16	200	201,078
3.25%, 09/01/22 (Call 07/01/22)	4,230	4,488,471
3.50%, 02/01/25 (Call 11/01/24)	1,530	1,634,356
3.65%, 03/01/26 (Call 12/01/25)	5,135	5,558,790
3.70%, 04/01/24 (Call 01/01/24)	1,295	1,401,352
4.50%, 04/01/21 (Call 01/01/21)	1,500	1,669,390
4.50%, 02/01/45 (Call 08/01/44)	8,032	8,953,149
4.60%, 09/01/35 (Call 03/01/35)	355	400,200
4.75%, 03/01/46 (Call 09/01/45)	4,190	4,863,461
4.80%, 04/01/44 (Call 10/01/43)	4,265	4,920,867
5.65%, 12/01/41 (Call 06/01/41)	3,435	4,397,958

		159,445,934
BUILDING MATERIALS — 0.03%
CRH America Inc.
5.75%, 01/15/21	1,150	1,302,281
8.13%, 07/15/18	500	554,558
Martin Marietta Materials Inc.
6.60%, 04/15/18	233	246,839

54	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	$2,380	$2,539,271
4.20%, 12/01/24 (Call 09/01/24)	175	186,387
7.00%, 12/01/36	830	1,061,253
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	3,280	3,550,600
7.15%, 11/30/37	14	17,045
7.50%, 06/15/21	3,255	3,958,894

		13,417,128
CHEMICALS — 0.50%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,850	3,968,002
3.38%, 03/15/25 (Call 12/15/24)	1,565	1,607,937
4.13%, 03/15/35 (Call 09/15/34)	830	819,119
4.90%, 06/01/43 (Call 12/01/42)	25	26,619
5.25%, 01/15/45 (Call 07/15/44)	1,725	1,929,944
6.13%, 01/15/41 (Call 07/15/40)	785	960,234
Air Products & Chemicals Inc.
3.00%, 11/03/21	1,125	1,186,762
3.35%, 07/31/24 (Call 04/30/24)	1,050	1,130,981
4.38%, 08/21/19	500	542,631
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	500	500,708
2.38%, 02/15/20 (Call 01/15/20)	1,575	1,592,588
2.90%, 11/15/22 (Call 08/15/22)	1,550	1,568,583
3.65%, 07/15/24 (Call 04/15/24)	135	144,080
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	500	511,328
4.15%, 12/01/24 (Call 09/01/24)	2,710	2,922,394
4.50%, 12/15/20 (Call 09/15/20)	800	858,529
5.45%, 12/01/44 (Call 06/01/44)	50	58,383
Cabot Corp.
3.70%, 07/15/22	350	367,311
CF Industries Inc.
4.95%, 06/01/43	860	790,963
5.15%, 03/15/34	4,620	4,568,602
5.38%, 03/15/44	1,399	1,349,787
6.88%, 05/01/18	1,400	1,505,864
7.13%, 05/01/20	395	452,177
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	2,225	2,216,027
3.95%, 05/01/25 (Call 02/01/25)	500	508,281

Security	Principal (000s)	Value
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	$6,000	$6,205,144
3.50%, 10/01/24 (Call 07/01/24)	3,000	3,164,348
4.13%, 11/15/21 (Call 08/15/21)	3,411	3,737,705
4.25%, 11/15/20 (Call 08/15/20)	4,268	4,639,814
4.25%, 10/01/34 (Call 04/01/34)	3,825	3,955,783
4.38%, 11/15/42 (Call 05/15/42)	3,063	3,147,784
4.63%, 10/01/44 (Call 04/01/44)	2,540	2,716,309
5.25%, 11/15/41 (Call 05/15/41)	601	679,641
5.70%, 05/15/18	175	187,341
7.38%, 11/01/29	150	201,990
8.55%, 05/15/19	7,835	9,251,552
9.40%, 05/15/39	620	1,008,342
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	2,650	2,725,755
3.60%, 08/15/22 (Call 05/15/22)	6,505	6,854,753
3.80%, 03/15/25 (Call 12/15/24)	850	896,466
4.65%, 10/15/44 (Call 04/15/44)[c]	785	800,022
5.50%, 11/15/19	1,600	1,772,759
Ecolab Inc.
1.55%, 01/12/18	500	501,375
2.25%, 01/12/20	1,065	1,084,736
3.00%, 12/08/16	2,100	2,111,508
3.25%, 01/14/23 (Call 11/14/22)	1,200	1,252,173
4.35%, 12/08/21	1,225	1,372,772
5.50%, 12/08/41	1,700	2,135,289
EI du Pont de Nemours & Co.
2.80%, 02/15/23	4,535	4,640,420
4.15%, 02/15/43	2,536	2,649,616
4.25%, 04/01/21	50	55,062
4.63%, 01/15/20	2,150	2,356,644
4.90%, 01/15/41	25	28,576
5.25%, 12/15/16	3,968	4,013,807
5.60%, 12/15/36	25	30,530
6.00%, 07/15/18	4,933	5,351,212
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	471,847
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,800,786
Lubrizol Corp.
6.50%, 10/01/34	55	75,370
8.88%, 02/01/19	1,175	1,378,218
LYB International Finance BV
4.00%, 07/15/23	4,100	4,467,385
4.88%, 03/15/44 (Call 09/15/43)	930	1,010,655

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.25%, 07/15/43	$520	$584,138
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	2,743	2,741,711
5.00%, 04/15/19 (Call 01/15/19)	1,000	1,076,793
5.75%, 04/15/24 (Call 01/15/24)	2,000	2,392,188
6.00%, 11/15/21 (Call 08/17/21)	4,550	5,316,258
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[c]	150	139,394
5.25%, 03/01/22	550	569,250
5.65%, 12/01/44 (Call 06/01/44)	2,075	1,805,370
Monsanto Co.
2.13%, 07/15/19	4,960	5,032,165
2.75%, 07/15/21	350	359,974
3.38%, 07/15/24 (Call 04/15/24)	3,185	3,305,726
3.60%, 07/15/42 (Call 01/15/42)	1,510	1,335,625
3.95%, 04/15/45 (Call 10/15/44)	1,273	1,231,034
4.20%, 07/15/34 (Call 01/15/34)	890	909,005
4.40%, 07/15/44 (Call 01/15/44)	3,965	4,121,053
4.65%, 11/15/43 (Call 05/15/43)	140	145,512
4.70%, 07/15/64 (Call 01/15/64)	1,225	1,169,536
5.88%, 04/15/38	125	150,003
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	2,030	2,144,586
4.25%, 11/15/23 (Call 08/15/23)	2,900	3,086,859
5.45%, 11/15/33 (Call 05/15/33)[c]	526	569,512
5.63%, 11/15/43 (Call 05/15/43)	2,060	2,255,683
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	2,005	2,024,371
3.25%, 12/01/17	2,050	2,093,062
3.63%, 03/15/24 (Call 12/15/23)	1,896	1,989,717
4.88%, 03/30/20	3,250	3,538,249
5.63%, 12/01/40	772	927,986
5.88%, 12/01/36	590	721,319
6.50%, 05/15/19	75	84,044
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,000	1,013,452
3.60%, 11/15/20	2,153	2,279,550
5.50%, 11/15/40	35	43,671
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,720,024
2.25%, 09/24/20	1,000	1,026,235
2.45%, 02/15/22 (Call 11/15/21)	1,738	1,782,501
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,669,282

Security	Principal (000s)	Value
2.70%, 02/21/23 (Call 11/21/22)	$1,100	$1,141,653
3.00%, 09/01/21	250	263,293
3.20%, 01/30/26 (Call 10/30/25)	1,075	1,159,250
3.55%, 11/07/42 (Call 05/07/42)	294	308,347
4.05%, 03/15/21	1,125	1,235,832
Rohm & Haas Co.
6.00%, 09/15/17	1,000	1,045,724
7.85%, 07/15/29	350	485,859
RPM International Inc.
5.25%, 06/01/45 (Call 12/01/44)	1,025	1,094,595
6.13%, 10/15/19	150	165,258
6.50%, 02/15/18	1,500	1,589,753
Sherwin-Williams Co. (The)
1.35%, 12/15/17	4,575	4,579,319
3.45%, 08/01/25 (Call 05/01/25)	600	612,698
4.00%, 12/15/42 (Call 06/15/42)	40	39,820
Syngenta Finance NV
3.13%, 03/28/22	2,850	2,960,088
Valspar Corp. (The)
3.95%, 01/15/26 (Call 10/15/25)	25	26,354
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,449,188
4.40%, 02/01/45 (Call 08/01/44)	1,105	1,100,060
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,700	1,723,293
5.00%, 08/15/46 (Call 02/15/46)[d]	2,000	2,076,315

		208,232,860
COMMERCIAL SERVICES — 0.17%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,510	2,593,709
3.38%, 09/15/25 (Call 06/15/25)	1,765	1,924,196
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,150	2,250,381
5.25%, 10/01/25 (Call 07/01/25)	3,350	3,602,554
5.50%, 11/01/22 (Call 05/01/22)	2,525	2,751,143
California Institute of Technology
4.70%, 11/01/11	1,000	1,109,602
Catholic Health Initiatives
2.95%, 11/01/22	1,000	1,009,505
4.35%, 11/01/42	2,750	2,759,243
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	310	351,361

56	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	$620	$621,883
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,834,951
7.00%, 07/01/37	25	32,873
George Washington University (The)
4.87%, 09/15/45	1,000	1,231,868
Lender Processing Services Inc./Black Knight Lending Solutions Inc.
5.75%, 04/15/23 (Call 10/15/17)	95	99,988
Massachusetts Institute of Technology
3.96%, 07/01/38	425	493,010
4.68%, 07/01/14	1,480	1,800,694
5.60%, 07/01/11	1,870	2,678,768
MasterCard Inc.
2.00%, 04/01/19	884	900,700
3.38%, 04/01/24	6,575	7,150,676
Metropolitan Museum of Art (The)
Series 2015
3.40%, 07/01/45	185	192,726
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	50	51,321
4.88%, 02/15/24 (Call 11/15/23)	3,900	4,406,115
Northwestern University
3.69%, 12/01/38	1,900	2,110,662
3.87%, 12/01/48	1,000	1,161,404
President and Fellows of Harvard College
4.88%, 10/15/40	600	807,392
Princeton University
5.70%, 03/01/39	2,200	3,223,242
S&P Global Inc.
2.50%, 08/15/18	280	284,585
3.30%, 08/14/20 (Call 07/14/20)	325	339,659
4.00%, 06/15/25 (Call 03/15/25)	5,000	5,437,440
4.40%, 02/15/26 (Call 11/15/25)	1,300	1,454,472
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	620	641,010
3.80%, 04/01/21 (Call 03/01/21)	550	580,712
4.80%, 04/01/26 (Call 01/01/26)	905	1,000,352

Security	Principal (000s)	Value
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	$950	$1,001,376
4.13%, 09/12/22	1,757	1,867,201
5.50%, 06/15/45 (Call 12/15/44)	2,400	2,608,250
Western Union Co. (The)
2.88%, 12/10/17	18	18,164
3.35%, 05/22/19	1,950	1,993,125
3.65%, 08/22/18	1,625	1,670,431
5.25%, 04/01/20	950	1,024,500
6.20%, 11/17/36	1,740	1,859,150
6.20%, 06/21/40	605	641,827
William Marsh Rice University
3.77%, 05/15/55	1,750	1,975,275

		71,547,496
COMPUTERS — 0.69%
Apple Inc.
1.00%, 05/03/18	6,140	6,136,377
1.10%, 08/02/19	1,500	1,494,235
1.55%, 02/07/20	6,450	6,488,620
1.55%, 08/04/21 (Call 07/04/21)	545	542,922
1.70%, 02/22/19	4,103	4,154,449
2.00%, 05/06/20	2,840	2,897,736
2.10%, 05/06/19	5,528	5,653,749
2.25%, 02/23/21 (Call 01/23/21)	3,305	3,392,875
2.40%, 05/03/23	4,350	4,447,464
2.45%, 08/04/26 (Call 05/04/26)	5,855	5,860,596
2.50%, 02/09/25	3,625	3,675,023
2.70%, 05/13/22	3,450	3,602,033
2.85%, 05/06/21	5,480	5,779,834
2.85%, 02/23/23 (Call 12/23/22)	2,580	2,709,569
3.20%, 05/13/25	13,078	13,959,552
3.25%, 02/23/26 (Call 11/23/25)	2,759	2,942,956
3.45%, 05/06/24	6,322	6,868,694
3.45%, 02/09/45	5,947	5,812,171
3.85%, 05/04/43	8,140	8,475,889
3.85%, 08/04/46 (Call 02/04/46)	780	809,760
4.38%, 05/13/45	4,228	4,739,777
4.45%, 05/06/44	2,725	3,078,249
4.50%, 02/23/36 (Call 08/23/35)	6,008	6,901,432
4.65%, 02/23/46 (Call 08/23/45)	5,910	6,905,703
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	1,100	1,156,533

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Computer Sciences Corp.
4.45%, 09/15/22	$5,960	$6,288,711
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%, 06/01/19[d]	5,650	5,806,080
4.42%, 06/15/21 (Call 05/15/21)[d]	4,500	4,697,707
5.45%, 06/15/23 (Call 04/15/23)[d]	3,000	3,198,770
6.02%, 06/15/26 (Call 03/15/26)[d]	6,785	7,267,888
8.10%, 07/15/36 (Call 01/15/36)[d]	1,275	1,474,627
8.35%, 07/15/46 (Call 01/15/46)[d]	8,945	10,440,961
EMC Corp.
2.65%, 06/01/20[c]	6,305	6,194,663
3.38%, 06/01/23 (Call 03/01/23)[c]	3,620	3,547,600
Hewlett Packard Enterprise Co.
2.45%, 10/05/17[d]	1,000	1,008,683
2.85%, 10/05/18[d]	850	866,574
3.60%, 10/15/20 (Call 09/15/20)[d]	3,135	3,272,720
4.40%, 10/15/22 (Call 08/15/22)[d]	1,510	1,591,557
4.90%, 10/15/25 (Call 07/15/25)[d]	9,175	9,738,109
6.20%, 10/15/35 (Call 04/15/35)[d]	2,930	3,069,808
6.35%, 10/15/45 (Call 04/15/45)[d]	4,239	4,336,186
HP Enterprise Services LLC
7.45%, 10/15/29	3,580	4,293,766
HP Inc.
3.75%, 12/01/20	2,180	2,295,397
4.05%, 09/15/22	1,050	1,099,775
4.30%, 06/01/21	2,550	2,738,806
4.38%, 09/15/21	3,733	4,025,553
4.65%, 12/09/21	2,265	2,471,202
6.00%, 09/15/41	2,800	2,844,551
International Business Machines Corp.
1.13%, 02/06/18	1,000	1,001,549
1.63%, 05/15/20[c]	1,450	1,460,641
1.80%, 05/17/19	2,000	2,033,258
1.88%, 05/15/19	2,500	2,544,481
1.88%, 08/01/22	6,000	5,981,329
2.25%, 02/19/21	2,000	2,060,118
2.88%, 11/09/22	6,400	6,739,329
2.90%, 11/01/21	5,325	5,631,374
3.38%, 08/01/23	3,200	3,440,218
3.45%, 02/19/26	1,500	1,628,828
3.63%, 02/12/24	4,825	5,246,818

Security	Principal (000s)	Value
4.00%, 06/20/42	$2,315	$2,478,753
4.70%, 02/19/46	1,450	1,724,136
5.60%, 11/30/39	1,340	1,740,141
5.70%, 09/14/17	3,732	3,912,513
5.88%, 11/29/32	2,837	3,823,644
6.22%, 08/01/27	875	1,167,554
6.50%, 01/15/28	815	1,114,675
7.00%, 10/30/25	1,145	1,546,835
7.63%, 10/15/18	1,250	1,415,065
8.38%, 11/01/19	1,100	1,336,643
Lexmark International Inc.
5.13%, 03/15/20	2,000	2,101,769
6.65%, 06/01/18	1,500	1,588,732
NetApp Inc.
2.00%, 12/15/17	2,172	2,173,474
3.25%, 12/15/22 (Call 09/15/22)[c]	1,850	1,856,975
3.38%, 06/15/21 (Call 04/15/21)	645	671,471
Seagate HDD Cayman
3.75%, 11/15/18	1,200	1,233,000
4.75%, 06/01/23	2,209	2,142,730
4.75%, 01/01/25	2,125	1,960,313
4.88%, 06/01/27 (Call 03/01/27)	50	43,500
5.75%, 12/01/34 (Call 06/01/34)	990	821,700

		283,677,458
COSMETICS & PERSONAL CARE — 0.10%
Colgate-Palmolive Co.
0.90%, 05/01/18	3,850	3,850,277
1.75%, 03/15/19	2,375	2,418,078
2.30%, 05/03/22	2,975	3,082,413
2.95%, 11/01/20	1,600	1,704,653
4.00%, 08/15/45	3,350	3,939,350
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	900,760
2.35%, 08/15/22	550	559,799
4.38%, 06/15/45 (Call 12/15/44)	1,870	2,189,162
6.00%, 05/15/37	750	991,752
Procter & Gamble Co. (The)
1.60%, 11/15/18	2,450	2,480,605
1.85%, 02/02/21	1,850	1,883,090
1.90%, 11/01/19	2,660	2,717,306
2.30%, 02/06/22	1,101	1,136,236
2.70%, 02/02/26	1,580	1,660,773

58	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.10%, 08/15/23	$238	$256,220
4.70%, 02/15/19	3,749	4,072,749
5.50%, 02/01/34	1,024	1,406,853
5.55%, 03/05/37	2,778	3,948,968
5.80%, 08/15/34	225	318,656
6.45%, 01/15/26	200	269,232

		39,786,932
DISTRIBUTION & WHOLESALE — 0.04%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	1,250	1,269,718
4.50%, 03/01/23 (Call 12/01/22)	950	1,011,244
5.13%, 03/01/21	1,300	1,405,195
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	3,665	3,708,811
5.00%, 08/10/22 (Call 02/10/22)	2,800	2,924,392
5.25%, 09/01/17	1,000	1,025,038
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	1,750	1,853,533
4.60%, 06/15/45 (Call 12/15/44)	2,754	3,296,400

		16,494,331
DIVERSIFIED FINANCIAL SERVICES — 0.91%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	2,000	2,067,500
4.25%, 07/01/20[c]	4,500	4,702,500
4.50%, 05/15/21	500	527,500
4.63%, 10/30/20	1,500	1,588,125
4.63%, 07/01/22	3,418	3,623,080
5.00%, 10/01/21	1,250	1,348,437
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,477,462
4.25%, 02/15/24	500	523,782
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	4,280	4,326,617
3.38%, 01/15/19 (Call 12/15/18)[c]	4,295	4,416,309
3.38%, 06/01/21 (Call 05/01/21)	650	673,402
3.75%, 02/01/22 (Call 12/01/21)	3,020	3,151,567
3.88%, 04/01/21 (Call 03/01/21)[c]	700	737,646
4.25%, 09/15/24 (Call 06/15/24)	250	262,363
4.75%, 03/01/20	350	377,689
Alterra Finance LLC
6.25%, 09/30/20	1,400	1,594,796

Security	Principal (000s)	Value
American Express Co.
1.55%, 05/22/18	$2,168	$2,174,413
2.65%, 12/02/22	1,131	1,158,507
3.63%, 12/05/24 (Call 11/04/24)	2,550	2,661,177
4.05%, 12/03/42	3,272	3,458,845
6.15%, 08/28/17	1,500	1,571,516
7.00%, 03/19/18	4,920	5,337,330
American Express Credit Corp.
1.55%, 09/22/17	2,045	2,050,448
2.13%, 07/27/18	4,500	4,565,749
2.13%, 03/18/19	2,200	2,235,649
2.25%, 08/15/19	5,039	5,139,857
2.25%, 05/05/21 (Call 04/04/21)	2,500	2,542,619
2.38%, 05/26/20 (Call 04/25/20)	8,570	8,764,413
Series F
2.60%, 09/14/20 (Call 08/14/20)	1,117	1,150,917
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,000	2,012,926
3.70%, 10/15/24	2,600	2,810,332
4.00%, 10/15/23	1,830	1,999,422
5.30%, 03/15/20	290	322,739
Ameritech Capital Funding Corp.
6.45%, 01/15/18	500	529,985
AXA Financial Inc.
7.00%, 04/01/28	50	65,048
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	3,030	3,186,754
7.25%, 02/01/18	5,170	5,581,595
BGC Partners Inc.
5.38%, 12/09/19	500	525,000
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	4,750	4,900,360
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	2,000	2,022,886
3.38%, 02/15/23	2,700	2,771,953
8.80%, 07/15/19	1,750	2,064,094
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	285	286,034
3.00%, 03/10/25 (Call 12/10/24)	1,660	1,725,643
3.23%, 09/01/22	225	237,497
3.45%, 02/13/26 (Call 11/13/25)	4,115	4,427,930
4.45%, 07/22/20	50	55,194

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CME Group Inc.
3.00%, 09/15/22	$400	$423,563
3.00%, 03/15/25 (Call 12/15/24)	2,680	2,823,171
5.30%, 09/15/43 (Call 03/15/43)	2,797	3,734,435
Credit Suisse USA Inc.
7.13%, 07/15/32	5,187	7,094,419
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	500	507,157
3.85%, 11/21/22	1,100	1,131,815
3.95%, 11/06/24 (Call 08/06/24)	2,005	2,064,347
5.20%, 04/27/22	2,629	2,894,530
E*TRADE Financial Corp.
4.63%, 09/15/23 (Call 03/15/18)	500	515,000
Eaton Vance Corp.
6.50%, 10/02/17	100	105,091
Ford Motor Credit Co. LLC
1.68%, 09/08/17	2,500	2,499,707
2.38%, 01/16/18	8,601	8,683,535
2.38%, 03/12/19	2,950	2,988,520
2.88%, 10/01/18	400	408,787
3.00%, 06/12/17	4,850	4,908,743
4.25%, 02/03/17	1,825	1,846,608
5.00%, 05/15/18	2,950	3,108,010
6.63%, 08/15/17	2,400	2,513,992
8.00%, 12/15/16	1,350	1,376,216
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,853,749
2.85%, 03/30/25	200	205,859
4.63%, 05/20/20	650	715,001
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	9,005	9,267,895
3.37%, 11/15/25	12,869	14,099,182
4.42%, 11/15/35	17,092	19,562,875
General Electric Co.
1.63%, 04/02/18	1,500	1,515,292
2.10%, 12/11/19	2,500	2,555,498
2.30%, 01/14/19	3,000	3,080,085
5.63%, 09/15/17	1,850	1,938,290
5.63%, 05/01/18	2,616	2,813,383
Goldman Sachs Capital I
6.35%, 02/15/34	5,996	7,260,240
HSBC Finance Corp.
6.68%, 01/15/21	5,882	6,766,555

Security	Principal (000s)	Value
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	$4,758	$4,952,100
3.75%, 12/01/25 (Call 09/01/25)	2,115	2,311,016
4.00%, 10/15/23	1,100	1,209,357
International Lease Finance Corp.
4.63%, 04/15/21	500	528,750
5.88%, 08/15/22	1,000	1,128,750
6.25%, 05/15/19	2,000	2,177,500
7.13%, 09/01/18[d]	491	540,100
8.25%, 12/15/20[c]	800	956,000
8.63%, 01/15/22	500	621,250
Invesco Finance PLC
3.75%, 01/15/26	245	260,550
4.00%, 01/30/24	3,550	3,865,881
5.38%, 11/30/43	50	60,143
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	3,300	3,550,084
Jefferies Group LLC
5.13%, 04/13/18	895	932,038
5.13%, 01/20/23	2,600	2,738,000
6.25%, 01/15/36	2,425	2,542,800
6.45%, 06/08/27	1,030	1,155,947
6.50%, 01/20/43	2,015	2,112,378
6.88%, 04/15/21	875	990,767
8.50%, 07/15/19[c]	400	456,477
Lazard Group LLC
3.75%, 02/13/25	1,600	1,609,372
4.25%, 11/14/20	2,320	2,468,465
Legg Mason Inc.
2.70%, 07/15/19	220	223,323
3.95%, 07/15/24	490	495,979
4.75%, 03/15/26	2,780	2,992,183
5.63%, 01/15/44	1,790	1,874,058
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	700	733,205
4.25%, 06/01/24 (Call 03/01/24)	950	1,018,073
5.25%, 01/16/18	333	349,013
5.55%, 01/15/20	800	880,300
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	311	314,194
2.15%, 02/01/19 (Call 01/01/19)	2,100	2,129,521
2.30%, 11/15/19 (Call 10/15/19)	1,000	1,022,634

60	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.30%, 11/01/20 (Call 10/01/20)	$1,050	$1,071,374
2.70%, 02/15/23 (Call 12/15/22)	7,350	7,582,630
3.05%, 02/15/22 (Call 11/15/21)	4,970	5,211,553
3.25%, 11/01/25 (Call 08/01/25)	1,050	1,123,967
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,583,730
4.02%, 11/01/32 (Call 05/01/32)	1,800	1,967,940
10.38%, 11/01/18	240	284,972
Series C
8.00%, 03/01/32	915	1,379,107
Nomura Holdings Inc.
2.75%, 03/19/19	2,320	2,359,880
6.70%, 03/04/20	3,399	3,902,685
OM Asset Management PLC
4.80%, 07/27/26	750	748,272
Raymond James Financial Inc.
3.63%, 09/15/26	2,600	2,633,888
5.63%, 04/01/24	900	1,031,617
Stifel Financial Corp.
4.25%, 07/18/24	5,300	5,381,826
Synchrony Financial
2.60%, 01/15/19 (Call 12/15/18)	890	899,804
2.70%, 02/03/20 (Call 01/03/20)	1,011	1,019,678
3.00%, 08/15/19 (Call 07/15/19)	5,004	5,107,230
3.70%, 08/04/26 (Call 05/04/26)	3,000	2,980,492
4.25%, 08/15/24 (Call 05/15/24)	1,520	1,594,464
4.50%, 07/23/25 (Call 04/24/25)	3,090	3,267,092
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	4,024	4,191,817
Visa Inc.
1.20%, 12/14/17	1,000	1,002,859
2.20%, 12/14/20 (Call 11/14/20)	2,925	3,009,191
2.80%, 12/14/22 (Call 10/14/22)	4,854	5,090,670
3.15%, 12/14/25 (Call 09/14/25)	14,363	15,294,812
4.15%, 12/14/35 (Call 06/14/35)	2,468	2,831,924
4.30%, 12/14/45 (Call 06/14/45)	7,565	8,951,655
Washington Prime Group LP
3.85%, 04/01/20 (Call 03/02/20)	500	512,677

		375,215,171
ELECTRIC — 1.84%
AEP Texas Central Co.
Series E
6.65%, 02/15/33	750	979,615

Security	Principal (000s)	Value
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)[c]	$1,370	$1,420,745
3.75%, 03/01/45 (Call 09/01/44)	126	133,275
4.10%, 01/15/42	375	414,118
4.15%, 08/15/44 (Call 02/15/44)	1,265	1,417,059
4.30%, 01/02/46 (Call 07/02/45)	2,000	2,297,879
5.50%, 03/15/41	150	194,798
6.00%, 03/01/39	25	33,417
6.13%, 05/15/38	695	936,396
Series 11-C
5.20%, 06/01/41	2,025	2,542,099
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	2,025	2,070,241
3.65%, 02/15/26 (Call 11/15/25)	2,546	2,731,507
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,450	1,504,831
4.15%, 03/15/46 (Call 09/15/45)	1,000	1,146,249
4.30%, 07/01/44 (Call 01/01/44)[c]	2,090	2,436,311
4.80%, 12/15/43 (Call 06/15/43)	25	30,931
6.13%, 11/15/17	1,100	1,164,001
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	2,064	2,064,103
2.95%, 12/15/22 (Call 09/15/22)	1,125	1,157,620
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	2,150	2,349,117
6.38%, 04/01/36	1,175	1,514,260
7.00%, 04/01/38	1,225	1,696,146
Series L
5.80%, 10/01/35	15	18,358
Series P
6.70%, 08/15/37	525	704,243
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	507,468
3.15%, 05/15/25 (Call 02/15/25)[c]	1,000	1,055,600
3.35%, 06/15/24 (Call 03/15/24)	500	537,261
3.75%, 05/15/46 (Call 11/15/45)	1,050	1,122,195
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,163,586
4.50%, 04/01/42 (Call 10/01/41)	1,030	1,209,078
5.05%, 09/01/41 (Call 03/01/41)	1,450	1,812,852
5.50%, 09/01/35	485	616,636
8.75%, 03/01/19	300	347,510
Avangrid Inc.
4.63%, 10/01/20	800	858,801

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	$674	$691,538
3.35%, 07/01/23 (Call 04/01/23)	400	427,823
3.50%, 11/15/21 (Call 08/15/21)	800	853,196
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	1,975	1,995,729
2.40%, 02/01/20 (Call 01/01/20)	1,850	1,886,913
3.50%, 02/01/25 (Call 11/01/24)	1,695	1,828,766
3.75%, 11/15/23 (Call 08/15/23)	2,250	2,460,272
4.50%, 02/01/45 (Call 08/01/44)	1,679	1,921,864
5.15%, 11/15/43 (Call 05/15/43)	596	737,411
5.95%, 05/15/37	3,675	4,833,284
6.13%, 04/01/36	8,640	11,587,493
6.50%, 09/15/37	985	1,373,597
8.48%, 09/15/28	75	116,084
Black Hills Corp.
2.50%, 01/11/19	100	101,484
3.15%, 01/15/27 (Call 07/15/26)	465	470,175
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,257,911
4.25%, 11/30/23 (Call 08/30/23)	300	326,493
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	2,000	1,994,475
2.25%, 08/01/22 (Call 05/01/22)	2,655	2,671,823
3.55%, 08/01/42 (Call 02/01/42)	714	741,080
4.50%, 04/01/44 (Call 10/01/43)	1,375	1,639,233
Series Z
2.40%, 09/01/26 (Call 06/01/26)	2,000	2,014,077
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[d]	2,590	2,731,854
4.97%, 05/01/46 (Call 11/01/45)[d]	1,500	1,612,602
Cleco Power LLC
6.00%, 12/01/40	210	266,103
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,900,758
5.95%, 12/15/36	210	238,785
CMS Energy Corp.
3.60%, 11/15/25 (Call 08/15/25)	1,175	1,261,630
3.88%, 03/01/24 (Call 12/01/23)	1,075	1,171,078
4.70%, 03/31/43 (Call 09/30/42)	10	11,540
4.88%, 03/01/44 (Call 09/01/43)	1,275	1,512,962
5.05%, 03/15/22 (Call 12/15/21)	2,050	2,329,190
8.75%, 06/15/19	1,180	1,402,598

Security	Principal (000s)	Value
Commonwealth Edison Co.
2.15%, 01/15/19 (Call 12/15/18)	$250	$253,053
2.55%, 06/15/26 (Call 03/15/26)	250	254,489
3.10%, 11/01/24 (Call 08/01/24)[c]	3,100	3,297,304
3.40%, 09/01/21 (Call 06/01/21)	5,300	5,671,812
3.65%, 06/15/46 (Call 12/15/45)	700	731,268
3.70%, 03/01/45 (Call 09/01/44)	1,050	1,103,169
4.00%, 08/01/20 (Call 05/01/20)	500	540,516
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,161,577
4.70%, 01/15/44 (Call 07/15/43)	175	211,805
5.90%, 03/15/36	163	216,711
6.45%, 01/15/38	1,200	1,711,850
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	2,043,550
4.30%, 04/15/44 (Call 10/15/43)	750	867,834
Series 09-A
5.50%, 02/01/19	380	414,663
Series A
4.15%, 06/01/45 (Call 12/01/44)	2,005	2,273,562
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)	1,000	1,078,843
3.85%, 06/15/46 (Call 12/15/45)	250	268,930
3.95%, 03/01/43 (Call 09/01/42)	6,926	7,482,943
4.45%, 03/15/44 (Call 09/15/43)	835	973,323
4.50%, 12/01/45 (Call 06/01/45)	1,250	1,475,980
4.63%, 12/01/54 (Call 06/01/54)	480	567,967
5.50%, 12/01/39	1,000	1,286,784
5.70%, 06/15/40	295	389,033
5.85%, 04/01/18	900	962,552
6.30%, 08/15/37	210	289,587
6.65%, 04/01/19	950	1,071,322
7.13%, 12/01/18	4,552	5,124,331
Series 05-A
5.30%, 03/01/35	700	857,836
Series 06-A
5.85%, 03/15/36	500	652,908
Series 06-E
5.70%, 12/01/36	695	897,932
Series 08-B
6.75%, 04/01/38	1,297	1,874,690
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	2,400	2,399,903

62	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	$3,400	$3,773,664
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	2,475	2,559,753
3.13%, 08/31/24 (Call 05/31/24)	500	529,533
3.25%, 08/15/46 (Call 02/15/46)	2,000	2,000,881
3.38%, 08/15/23 (Call 05/15/23)	1,100	1,185,960
3.95%, 05/15/43 (Call 11/15/42)[c]	500	552,260
4.35%, 08/31/64 (Call 02/28/64)	35	40,005
6.70%, 09/15/19	50	57,495
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	326,183
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	3,435	3,806,153
Dominion Resources Inc./VA
2.96%, 07/01/19[b]	315	321,951
3.63%, 12/01/24 (Call 09/01/24)	2,400	2,557,170
3.90%, 10/01/25 (Call 07/01/25)	2,350	2,557,042
4.45%, 03/15/21	2,450	2,703,499
4.70%, 12/01/44 (Call 06/01/44)	1,275	1,435,807
5.20%, 08/15/19	1,200	1,317,481
6.40%, 06/15/18	100	108,493
7.00%, 06/15/38	3,545	4,872,558
VRN, (3 mo. LIBOR US + 3.057%)
5.75%, 10/01/54 (Call 10/01/24)	250	258,125
Series A
1.40%, 09/15/17	1,900	1,895,211
Series B
5.95%, 06/15/35	960	1,175,664
Series C
2.00%, 08/15/21 (Call 07/15/21)	775	775,687
4.05%, 09/15/42 (Call 03/15/42)	2,015	2,038,235
4.90%, 08/01/41 (Call 02/01/41)	920	1,036,270
Series D
2.85%, 08/15/26 (Call 05/15/26)	1,000	1,001,784
Series F
5.25%, 08/01/33	1,400	1,589,915
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	1,140	1,175,592
3.65%, 03/15/24 (Call 12/15/23)	2,900	3,190,232
3.70%, 03/15/45 (Call 09/15/44)	1,485	1,588,114
3.70%, 06/01/46 (Call 12/01/45)	810	867,662
3.90%, 06/01/21 (Call 03/01/21)[c]	1,300	1,412,753

Security	Principal (000s)	Value
3.95%, 06/15/42 (Call 12/15/41)	$5	$5,529
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,809,892
5.70%, 10/01/37	50	66,595
Series A
6.63%, 06/01/36	320	460,110
DTE Energy Co.
3.30%, 06/15/22 (Call 04/15/22)	350	371,192
3.85%, 12/01/23 (Call 09/01/23)	1,300	1,421,764
Series C
3.50%, 06/01/24 (Call 03/01/24)	550	587,441
Duke Energy Carolinas LLC
1.75%, 12/15/16	1,627	1,630,775
2.50%, 03/15/23 (Call 01/15/23)	1,600	1,642,893
3.75%, 06/01/45 (Call 12/01/44)	1,062	1,129,584
3.88%, 03/15/46 (Call 09/15/45)	2,265	2,463,586
3.90%, 06/15/21 (Call 03/15/21)	2,035	2,226,894
4.00%, 09/30/42 (Call 03/30/42)	162	177,709
4.25%, 12/15/41 (Call 06/15/41)	305	345,003
5.30%, 02/15/40	75	96,511
6.00%, 01/15/38	225	307,170
6.05%, 04/15/38	540	742,803
6.10%, 06/01/37	2,480	3,324,726
6.45%, 10/15/32	25	34,298
7.00%, 11/15/18	161	180,414
Series A
6.00%, 12/01/28	1,335	1,739,935
Duke Energy Corp.
1.63%, 08/15/17	1,475	1,478,898
1.80%, 09/01/21 (Call 08/01/21)	1,240	1,236,994
2.15%, 11/15/16	1,050	1,052,474
2.65%, 09/01/26 (Call 06/01/26)	390	389,009
3.05%, 08/15/22 (Call 05/15/22)	1,725	1,805,051
3.55%, 09/15/21 (Call 06/15/21)	2,525	2,699,246
3.75%, 04/15/24 (Call 01/15/24)	125	135,646
3.75%, 09/01/46 (Call 03/01/46)	320	324,138
3.95%, 10/15/23 (Call 07/15/23)	700	768,416
4.80%, 12/15/45 (Call 06/15/45)	5,125	6,029,492
5.05%, 09/15/19	400	440,717
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,849,722
3.85%, 11/15/42 (Call 05/15/42)	860	918,654
5.65%, 04/01/40	350	464,878
6.35%, 09/15/37	25	35,371
6.40%, 06/15/38	1,435	2,055,204

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	$3,500	$3,687,084
6.35%, 08/15/38	55	77,529
6.45%, 04/01/39	3,450	4,942,242
Series WWW
4.90%, 07/15/43 (Call 01/15/43)	50	61,420
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	500	524,086
3.80%, 09/01/23 (Call 06/01/23)	250	274,823
5.45%, 04/01/19	1,666	1,832,814
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	103,953
3.00%, 09/15/21 (Call 06/15/21)	1,900	2,008,594
3.25%, 08/15/25 (Call 05/15/25)	875	940,330
4.10%, 05/15/42 (Call 11/15/41)	290	321,680
4.10%, 03/15/43 (Call 09/15/42)	600	664,714
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,230,798
4.20%, 08/15/45 (Call 02/15/45)	1,640	1,859,350
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,590,746
5.30%, 01/15/19	3,000	3,275,367
6.30%, 04/01/38	790	1,112,971
Edison International
2.95%, 03/15/23 (Call 01/15/23)	3,000	3,089,959
3.75%, 09/15/17	4,250	4,357,283
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,000	2,304,704
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)[d]	215	219,868
3.55%, 06/15/26 (Call 03/15/26)[d]	295	310,402
4.75%, 06/15/46 (Call 12/15/45)[d]	770	850,975
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,650	1,793,929
3.70%, 06/01/24 (Call 03/01/24)	3,135	3,413,442
3.75%, 02/15/21 (Call 11/15/20)	3,535	3,808,457
4.95%, 12/15/44 (Call 12/15/24)	245	256,903
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	875	930,926
4.70%, 01/15/17 (Call 12/15/16)	400	403,736
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	30	35,804
6.00%, 05/01/18	1,000	1,072,990
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	1,475	1,501,205

Security	Principal (000s)	Value
3.25%, 04/01/28 (Call 01/01/28)	$3,900	$4,120,392
4.95%, 01/15/45 (Call 01/15/25)	540	577,401
6.50%, 09/01/18	200	218,610
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	1,575	1,603,059
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	25	26,955
7.13%, 02/01/19	1,165	1,303,551
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	915	937,136
2.80%, 05/01/23 (Call 02/01/23)	720	736,217
3.35%, 03/15/26 (Call 12/15/25)	1,900	2,002,664
Series H
3.15%, 01/15/25 (Call 10/15/24)	515	536,045
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	170	172,483
2.85%, 06/15/20 (Call 05/15/20)	740	764,207
3.40%, 04/15/26 (Call 01/15/26)	2,580	2,717,957
3.95%, 06/15/25 (Call 03/15/25)	2,075	2,270,134
4.45%, 04/15/46 (Call 10/15/45)	315	348,049
4.95%, 06/15/35 (Call 12/15/34)	1,295	1,481,159
5.10%, 06/15/45 (Call 12/15/44)	2,025	2,408,761
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,418	1,450,161
4.00%, 10/01/20 (Call 07/01/20)[c]	700	742,618
4.25%, 06/15/22 (Call 03/15/22)[c]	3,200	3,417,748
5.60%, 06/15/42 (Call 12/15/41)	4,035	4,291,193
5.75%, 10/01/41 (Call 04/01/41)	950	1,029,256
6.20%, 10/01/17	66	69,140
6.25%, 10/01/39	200	228,390
FirstEnergy Solutions Corp.
6.05%, 08/15/21[c]	850	756,500
6.80%, 08/15/39[c]	2,442	1,709,400
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	300	319,045
3.25%, 06/01/24 (Call 12/01/23)	1,500	1,600,942
3.80%, 12/15/42 (Call 06/15/42)	320	347,767
4.05%, 06/01/42 (Call 12/01/41)	850	958,987
4.05%, 10/01/44 (Call 04/01/44)	878	997,038
4.13%, 02/01/42 (Call 08/01/41)	3,090	3,522,040
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,950,173
5.55%, 11/01/17	150	157,273
5.63%, 04/01/34	150	195,120
5.65%, 02/01/37	2,482	3,287,146

64	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.69%, 03/01/40	$30	$40,892
5.95%, 02/01/38	3,779	5,216,805
Georgia Power Co.
1.95%, 12/01/18	1,350	1,365,012
2.40%, 04/01/21 (Call 03/01/21)	1,000	1,026,660
4.30%, 03/15/42	4,016	4,427,633
4.30%, 03/15/43	1,108	1,224,214
5.40%, 06/01/40	1,730	2,164,270
5.95%, 02/01/39	50	65,782
Series 07-A
5.65%, 03/01/37	650	817,220
Series 10-C
4.75%, 09/01/40	100	116,124
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	1,801	1,965,569
5.29%, 06/15/22 (Call 03/15/22)[b]	1,250	1,398,528
Hydro-Quebec
8.05%, 07/07/24	500	692,390
9.50%, 11/15/30	8	13,783
Iberdrola International BV
6.75%, 07/15/36	775	1,046,148
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	25	26,227
Indiana Michigan Power Co.
6.05%, 03/15/37	115	147,663
7.00%, 03/15/19	2,622	2,936,315
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,600	1,667,774
Series K
4.55%, 03/15/46 (Call 09/15/45)	2,455	2,811,269
Integrys Holding Inc.
4.17%, 11/01/20	850	919,444
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,600	1,712,192
4.70%, 10/15/43 (Call 04/15/43)	150	177,309
6.25%, 07/15/39	40	55,282
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	300	313,297
4.05%, 07/01/23 (Call 04/01/23)[c]	150	160,280
5.30%, 07/01/43 (Call 01/01/43)	100	116,579
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,150	1,373,207

Security	Principal (000s)	Value
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	$25	$25,692
3.65%, 08/15/25 (Call 05/15/25)	1,000	1,063,776
5.30%, 10/01/41 (Call 04/01/41)	1,360	1,647,652
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	325	342,357
3.30%, 10/01/25 (Call 07/01/25)	1,000	1,076,306
4.38%, 10/01/45 (Call 04/01/45)	1,800	2,091,068
5.13%, 11/01/40 (Call 05/01/40)	761	947,903
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,169,373
4.38%, 10/01/21 (Call 07/01/21)	2,625	2,862,696
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	1,500	1,742,556
4.65%, 11/15/43 (Call 05/15/43)	25	29,827
Series 25
3.30%, 10/01/25 (Call 07/01/25)	1,100	1,179,392
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	3,025	3,303,509
3.70%, 09/15/23 (Call 06/15/23)	3,050	3,349,427
4.25%, 05/01/46 (Call 11/01/45)	600	696,607
4.40%, 10/15/44 (Call 04/15/44)	275	325,231
4.80%, 09/15/43 (Call 03/15/43)	520	643,713
5.80%, 10/15/36	628	837,827
Midamerican Funding LLC
6.93%, 03/01/29	298	418,514
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	2,325	2,145,090
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	3,155	4,045,977
7.13%, 03/15/19	1,270	1,448,175
Series R
6.75%, 07/01/37	500	699,479
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	1,000	1,003,059
1.65%, 09/01/18	650	651,959
2.06%, 09/01/17	2,000	2,009,498
2.30%, 04/01/19	1,275	1,289,258
2.40%, 09/15/19 (Call 08/15/19)	850	863,282
2.70%, 09/15/19 (Call 08/15/19)	2,000	2,048,431
3.63%, 06/15/23 (Call 03/15/23)	250	264,716

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.50%, 06/01/21 (Call 03/01/21)	$8	$8,780
6.00%, 03/01/19	500	550,797
Series D
VRN, (3 mo. LIBOR US + 3.348%)
7.30%, 09/01/67 (Call 09/01/17)	500	495,000
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)	25	26,916
4.80%, 02/15/44 (Call 08/15/43)	515	594,936
5.25%, 02/15/43 (Call 08/15/42)	325	394,546
5.45%, 09/15/20	3,263	3,673,245
5.65%, 02/01/45 (Call 08/01/44)	758	981,224
5.80%, 02/01/42 (Call 08/01/41)	2,100	2,674,118
5.95%, 06/15/41 (Call 12/15/40)	1,905	2,461,927
6.13%, 03/01/22	525	622,798
6.25%, 12/15/40	500	658,977
6.40%, 03/15/18	240	257,077
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,700	2,727,696
2.20%, 08/15/20 (Call 07/15/20)	490	501,354
2.60%, 05/15/23 (Call 11/15/22)	1,000	1,031,944
3.40%, 08/15/42 (Call 02/15/42)	100	101,408
3.60%, 05/15/46 (Call 11/15/45)	181	191,559
4.00%, 08/15/45 (Call 02/15/45)	670	753,771
4.13%, 05/15/44 (Call 11/15/43)	510	583,390
4.85%, 08/15/40 (Call 02/15/40)	65	80,418
5.35%, 11/01/39	265	347,495
6.25%, 06/01/36	705	988,777
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,100	1,110,504
2.70%, 06/01/26 (Call 03/01/26)	1,000	1,021,161
3.25%, 11/15/25 (Call 08/15/25)	2,200	2,350,081
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,579,997
5.50%, 03/15/40	100	131,362
Oglethorpe Power Corp.
4.20%, 12/01/42	150	159,708
4.25%, 04/01/46 (Call 10/01/45)	1,650	1,777,669
4.55%, 06/01/44	2,133	2,363,732
5.38%, 11/01/40	820	992,494
6.10%, 03/15/19	600	659,431
Ohio Edison Co.
6.88%, 07/15/36	565	737,561
8.25%, 10/15/38	900	1,361,681

Security	Principal (000s)	Value
Ohio Power Co.
6.05%, 05/01/18	$250	$266,612
Series G
6.60%, 02/15/33	30	39,219
Series M
5.38%, 10/01/21	458	525,646
Oklahoma Gas & Electric Co.
3.90%, 05/01/43 (Call 11/01/42)	60	63,795
4.00%, 12/15/44 (Call 06/15/44)	690	756,461
4.55%, 03/15/44 (Call 09/15/43)	500	588,611
5.25%, 05/15/41 (Call 11/15/40)	1,618	2,038,437
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,485	7,528,651
2.95%, 04/01/25 (Call 01/01/25)	100	104,372
3.75%, 04/01/45 (Call 10/01/44)	15	16,036
4.10%, 06/01/22 (Call 03/01/22)	525	574,104
4.55%, 12/01/41 (Call 06/01/41)	420	495,871
5.25%, 09/30/40	765	979,035
5.30%, 06/01/42 (Call 12/01/41)	830	1,079,463
6.80%, 09/01/18	300	330,301
7.00%, 09/01/22	3,428	4,352,395
7.00%, 05/01/32	200	283,027
7.25%, 01/15/33	545	791,352
7.50%, 09/01/38	1,144	1,776,438
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	105	106,397
2.95%, 03/01/26 (Call 12/01/25)	2,225	2,326,217
3.25%, 09/15/21 (Call 06/15/21)	1,250	1,326,275
3.40%, 08/15/24 (Call 05/15/24)	2,905	3,131,866
3.50%, 10/01/20 (Call 07/01/20)	4,100	4,386,848
3.50%, 06/15/25 (Call 03/15/25)	7,400	8,055,547
3.75%, 02/15/24 (Call 11/15/23)	1,450	1,594,062
3.85%, 11/15/23 (Call 08/15/23)	200	220,918
4.25%, 05/15/21 (Call 02/15/21)	309	339,871
4.25%, 03/15/46 (Call 09/15/45)	6,000	6,842,890
4.30%, 03/15/45 (Call 09/15/44)[c]	835	957,351
4.45%, 04/15/42 (Call 10/15/41)	55	63,305
4.50%, 12/15/41 (Call 06/15/41)	430	497,915
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,871,582
4.75%, 02/15/44 (Call 08/15/43)	1,940	2,346,482
5.13%, 11/15/43 (Call 05/15/43)	350	441,938
5.40%, 01/15/40	250	321,272
5.63%, 11/30/17	292	307,771
5.80%, 03/01/37	1,900	2,519,663

66	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.05%, 03/01/34	$3,668	$4,966,918
6.25%, 03/01/39	25	34,880
6.35%, 02/15/38	130	181,722
8.25%, 10/15/18	1,600	1,821,259
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	209,176
3.35%, 07/01/25 (Call 04/01/25)	1,845	1,993,782
3.60%, 04/01/24 (Call 01/01/24)	700	765,102
3.85%, 06/15/21 (Call 03/15/21)	1,100	1,198,823
4.10%, 02/01/42 (Call 08/01/41)	590	658,213
6.00%, 01/15/39	715	980,100
6.10%, 08/01/36	165	223,917
6.25%, 10/15/37	124	172,822
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	750	768,171
3.15%, 10/15/25 (Call 07/15/25)	6,400	6,819,037
4.15%, 10/01/44 (Call 04/01/44)	335	379,887
4.80%, 10/15/43 (Call 04/15/43)	1,000	1,238,345
5.95%, 10/01/36	450	602,773
Pennsylvania Electric Co.
6.15%, 10/01/38	100	117,082
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,326,529
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,799,155
4.15%, 03/15/43 (Call 09/15/42)	1,000	1,110,896
7.90%, 12/15/38	525	841,428
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	375	376,376
3.10%, 05/15/26 (Call 02/15/26)	1,000	1,019,015
3.40%, 06/01/23 (Call 03/01/23)[c]	50	52,626
3.95%, 03/15/24 (Call 12/15/23)	308	333,348
4.20%, 06/15/22 (Call 03/15/22)	3,128	3,416,553
4.70%, 06/01/43 (Call 12/01/42)	175	192,443
5.00%, 03/15/44 (Call 09/15/43)	2,960	3,388,833
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,200	2,312,281
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,181,314
5.20%, 07/15/41 (Call 01/15/41)	390	497,525
6.25%, 05/15/39	1,250	1,766,241
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	2,141	2,228,500
4.40%, 01/15/21 (Call 10/15/20)	2,050	2,236,895
4.88%, 12/01/19	400	438,989

Security	Principal (000s)	Value
6.00%, 12/01/39	$3,000	$3,887,600
7.05%, 03/15/19	450	509,519
7.75%, 03/01/31	25	35,005
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,000	1,022,911
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,619,458
5.13%, 04/15/20	50	54,190
8.63%, 04/15/31	800	1,051,839
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,000	3,042,157
2.90%, 05/15/25 (Call 11/15/24)	4,100	4,298,925
3.20%, 11/15/20 (Call 05/15/20)	8	8,464
3.55%, 06/15/46 (Call 12/15/45)	3,606	3,796,904
3.60%, 09/15/42 (Call 03/15/42)	126	132,318
4.30%, 03/15/44 (Call 09/15/43)	2,655	3,081,722
4.75%, 08/15/41 (Call 02/15/41)	396	484,468
5.13%, 06/01/19	2,350	2,576,978
6.25%, 09/01/37	25	35,408
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	2,075	2,192,677
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,400	1,522,115
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	1,265	1,279,580
2.00%, 08/15/19 (Call 07/15/19)	1,000	1,016,712
2.38%, 05/15/23 (Call 02/15/23)	1,350	1,370,754
3.05%, 11/15/24 (Call 08/15/24)	1,175	1,243,215
3.15%, 08/15/24 (Call 05/15/24)	1,320	1,403,736
3.65%, 09/01/42 (Call 03/01/42)	2,825	3,016,014
3.80%, 01/01/43 (Call 07/01/42)	70	76,595
3.80%, 03/01/46 (Call 09/01/45)	2,205	2,441,532
4.05%, 05/01/45 (Call 11/01/44)	1,130	1,282,919
4.15%, 11/01/45 (Call 05/01/45)	1,025	1,184,083
5.38%, 11/01/39	925	1,202,578
5.50%, 03/01/40	21	27,903
5.80%, 05/01/37	183	248,552
Series I
1.80%, 06/01/19 (Call 05/01/19)	190	192,110
4.00%, 06/01/44 (Call 12/01/43)	1,270	1,427,060
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	8,458	8,789,550
5.63%, 07/15/22 (Call 04/15/22)	450	513,678
6.00%, 09/01/21	400	464,178

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	$5	$5,805
4.43%, 11/15/41 (Call 05/15/41)	1,650	1,904,110
5.76%, 10/01/39	565	756,278
5.76%, 07/15/40	200	269,793
5.80%, 03/15/40	465	621,840
6.27%, 03/15/37	500	690,437
7.02%, 12/01/27	40	55,171
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,500	1,520,389
3.95%, 11/15/41	2,125	2,357,107
4.30%, 04/01/42 (Call 10/01/41)	20	23,290
4.50%, 08/15/40	66	78,100
6.00%, 06/01/26	455	591,152
6.00%, 06/01/39	500	698,086
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	1,000	1,076,401
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	40	41,497
4.75%, 05/15/21 (Call 02/15/21)	2,000	2,133,696
6.25%, 04/01/20	3,000	3,320,131
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)[d]	3,900	3,955,838
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	2,975	3,232,759
4.35%, 02/01/42 (Call 08/01/41)	1,074	1,194,880
4.50%, 06/01/64 (Call 12/01/63)	215	232,519
4.60%, 06/15/43 (Call 12/15/42)	320	369,452
5.10%, 06/01/65 (Call 12/01/64)	5	5,989
5.25%, 11/01/18	200	215,634
5.30%, 05/15/33	15	18,079
5.45%, 02/01/41 (Call 08/01/40)	515	645,123
6.05%, 01/15/38	1,250	1,663,942
6.50%, 11/01/18	50	55,178
Southern California Edison Co.
1.85%, 02/01/22	224	225,447
3.88%, 06/01/21 (Call 03/01/21)	1,900	2,071,333
4.05%, 03/15/42 (Call 09/15/41)	100	111,481
4.50%, 09/01/40 (Call 03/01/40)	275	322,818
4.65%, 10/01/43 (Call 04/01/43)	2,876	3,520,365
5.50%, 03/15/40	752	990,725
5.63%, 02/01/36	425	554,473
5.75%, 04/01/35	200	265,086

Security	Principal (000s)	Value
6.00%, 01/15/34	$25	$33,641
6.05%, 03/15/39	4,927	6,838,568
Series 05-E
5.35%, 07/15/35	800	1,014,968
Series 06-E
5.55%, 01/15/37	215	280,384
Series 08-A
5.95%, 02/01/38	375	513,491
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	15	16,487
Series C
3.60%, 02/01/45 (Call 08/01/44)	1,850	1,958,511
Southern Co. (The)
1.30%, 08/15/17	815	815,033
1.55%, 07/01/18	1,560	1,565,173
1.85%, 07/01/19	1,815	1,828,274
2.15%, 09/01/19 (Call 08/01/19)	2,450	2,486,554
2.35%, 07/01/21 (Call 06/01/21)	1,720	1,743,141
2.75%, 06/15/20 (Call 05/15/20)	6,745	6,948,963
2.95%, 07/01/23 (Call 05/01/23)	1,865	1,924,397
3.25%, 07/01/26 (Call 04/01/26)	3,440	3,563,661
4.25%, 07/01/36 (Call 01/01/36)	1,541	1,653,271
4.40%, 07/01/46 (Call 01/01/46)	1,000	1,105,908
Southern Power Co.
1.50%, 06/01/18	2,400	2,401,822
1.85%, 12/01/17	2,241	2,249,950
2.38%, 06/01/20 (Call 05/01/20)	500	505,694
4.15%, 12/01/25 (Call 09/01/25)	2,700	2,916,973
5.15%, 09/15/41	1,590	1,744,875
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	700	742,326
3.90%, 04/01/45 (Call 10/01/44)	2,242	2,258,158
6.45%, 01/15/19	375	412,322
Series F
5.88%, 03/01/18	100	105,888
Southwestern Public Service Co.
4.50%, 08/15/41 (Call 02/15/41)	500	584,638
6.00%, 10/01/36	25	32,562
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	800	842,448
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	4,795	4,877,616
4.10%, 06/15/42 (Call 12/15/41)	341	368,684
4.20%, 05/15/45 (Call 11/15/44)	25	27,607

68	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.35%, 05/15/44 (Call 11/15/43)	$1,660	$1,872,384
6.10%, 05/15/18	150	160,268
6.15%, 05/15/37	14	18,862
TECO Finance Inc.
5.15%, 03/15/20	350	385,206
Toledo Edison Co. (The)
6.15%, 05/15/37	3,305	4,133,420
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,700	1,632,000
6.50%, 03/15/40	100	86,750
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	1,200	1,293,096
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	75	75,445
5.15%, 11/15/21 (Call 08/15/21)	1,855	2,075,360
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	1,600	1,728,514
3.65%, 04/15/45 (Call 10/15/44)	200	210,583
3.90%, 09/15/42 (Call 03/15/42)	260	282,647
6.70%, 02/01/19	225	252,352
8.45%, 03/15/39	25	41,805
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	100	103,818
2.95%, 01/15/22 (Call 10/15/21)	200	209,398
3.10%, 05/15/25 (Call 02/15/25)	1,000	1,058,080
4.00%, 01/15/43 (Call 07/15/42)	240	262,566
4.20%, 05/15/45 (Call 11/15/44)[c]	895	1,014,057
4.45%, 02/15/44 (Call 08/15/43)	411	481,340
5.40%, 04/30/18	4,250	4,526,687
5.95%, 09/15/17	1,200	1,259,109
6.35%, 11/30/37	450	630,351
8.88%, 11/15/38	2,287	3,903,793
Series A
3.15%, 01/15/26 (Call 10/15/25)	320	339,587
6.00%, 05/15/37	275	370,854
Series B
6.00%, 01/15/36	525	704,260
Series D
4.65%, 08/15/43 (Call 02/15/43)	1,725	2,066,219
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	250	255,520
3.55%, 06/15/25 (Call 03/15/25)	1,655	1,789,333

Security	Principal (000s)	Value
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	$1,250	$1,253,280
3.25%, 12/01/25 (Call 09/01/25)	1,550	1,640,737
4.10%, 04/01/43 (Call 10/01/42)	260	287,594
4.13%, 03/01/42 (Call 09/01/41)	582	644,587
4.25%, 12/01/45 (Call 06/01/45)	2,290	2,618,835
4.63%, 09/01/43 (Call 03/01/43)	400	475,175
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,650	1,652,884
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,196,418
3.10%, 06/01/25 (Call 03/01/25)[c]	1,975	2,077,782
3.65%, 12/15/42 (Call 06/15/42)	15	15,699
4.25%, 06/01/44 (Call 12/01/43)	480	549,530
4.30%, 12/15/45 (Call 06/15/45)	1,215	1,407,943
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	3,100	3,458,330
5.00%, 07/15/19	50	54,276
6.38%, 08/15/37	65	90,695
Wisconsin Public Service Corp.
1.65%, 12/04/18	2,090	2,099,447
3.67%, 12/01/42	93	97,722
4.75%, 11/01/44 (Call 05/01/44)	240	296,509
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	2,150	2,202,139
3.30%, 06/01/25 (Call 12/01/24)	700	742,091
4.70%, 05/15/20 (Call 11/15/19)	200	218,763
4.80%, 09/15/41 (Call 03/15/41)	15	17,706
6.50%, 07/01/36	250	344,382

		760,668,512
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	3,205	3,391,627
4.25%, 11/15/20	1,825	2,014,575
5.25%, 11/15/39	1,250	1,577,639
6.00%, 08/15/32	15	19,603
6.13%, 04/15/39	35	48,477
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,400	1,471,861
Legrand France SA
8.50%, 02/15/25	1,050	1,411,336

		9,935,118
ELECTRONICS — 0.17%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	350	359,756

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.88%, 07/15/23 (Call 04/15/23)	$2,100	$2,220,112
5.00%, 07/15/20	300	330,647
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	675	689,544
3.13%, 09/15/21 (Call 08/15/21)	1,000	1,032,231
4.00%, 02/01/22 (Call 11/01/21)	400	424,314
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	2,035	2,085,959
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	900	931,565
4.88%, 12/01/22	2,000	2,178,755
5.88%, 06/15/20	200	222,099
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	925	928,255
Flextronics International Ltd.
4.63%, 02/15/20	3,520	3,696,000
4.75%, 06/15/25 (Call 03/15/25)	1,050	1,123,815
5.00%, 02/15/23	150	163,080
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	1,000	1,030,677
Fortive Corp.
1.80%, 06/15/19[d]	1,325	1,333,840
2.35%, 06/15/21 (Call 05/15/21)[d]	1,035	1,048,818
3.15%, 06/15/26 (Call 03/15/26)[d]	2,550	2,652,707
4.30%, 06/15/46 (Call 12/15/45)[d]	1,185	1,311,992
Honeywell International Inc.
4.25%, 03/01/21	2,600	2,894,318
5.00%, 02/15/19	15,383	16,771,919
5.38%, 03/01/41	337	453,346
5.70%, 03/15/36	25	33,298
5.70%, 03/15/37	625	839,855
Jabil Circuit Inc.
4.70%, 09/15/22	315	327,600
5.63%, 12/15/20	1,450	1,551,500
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	25	25,400
4.55%, 10/30/24 (Call 07/30/24)	2,020	2,085,175
Koninklijke Philips NV
3.75%, 03/15/22	4,300	4,638,568
5.00%, 03/15/42	2,503	2,867,205
6.88%, 03/11/38	50	66,451
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	2,650	2,933,417

Security	Principal (000s)	Value
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	$1,600	$1,608,752
2.40%, 02/01/19	2,135	2,167,461
3.65%, 12/15/25 (Call 09/15/25)[c]	1,675	1,762,131
5.30%, 02/01/44 (Call 08/01/43)	3,240	3,925,645
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)	600	623,502

		69,339,709
ENGINEERING & CONSTRUCTION — 0.01%
ABB Finance USA Inc.
2.88%, 05/08/22	2,365	2,465,194
4.38%, 05/08/42	115	134,589
Fluor Corp.
3.38%, 09/15/21	1,400	1,482,798
3.50%, 12/15/24 (Call 09/15/24)	1,765	1,877,065

		5,959,646
ENVIRONMENTAL CONTROL — 0.05%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,000	1,016,881
3.20%, 03/15/25 (Call 12/15/24)	2,200	2,298,070
3.55%, 06/01/22 (Call 03/01/22)	1,638	1,744,886
4.75%, 05/15/23 (Call 02/15/23)	1,900	2,163,240
5.00%, 03/01/20	350	384,939
5.25%, 11/15/21	598	687,836
5.50%, 09/15/19	600	664,339
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)	700	731,130
3.13%, 03/01/25 (Call 12/01/24)	1,735	1,832,815
3.50%, 05/15/24 (Call 02/15/24)	2,450	2,647,067
3.90%, 03/01/35 (Call 09/01/34)	1,005	1,085,270
4.10%, 03/01/45 (Call 09/01/44)	2,073	2,322,643
4.75%, 06/30/20	508	564,598
6.10%, 03/15/18	1,300	1,394,852
6.13%, 11/30/39	250	347,965
7.10%, 08/01/26	200	270,517

		20,157,048
FOOD — 0.45%
Ahold Finance USA LLC
6.88%, 05/01/29	225	294,862
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	1,500	1,573,501
3.80%, 08/02/42	15	15,129
4.25%, 04/15/21	2,425	2,666,867

70	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
ConAgra Foods Inc.
1.90%, 01/25/18	$50	$50,210
3.20%, 01/25/23 (Call 10/25/22)	760	789,325
3.25%, 09/15/22	4,263	4,397,427
7.00%, 04/15/19	41	45,982
7.00%, 10/01/28	515	657,940
7.13%, 10/01/26	349	448,180
8.25%, 09/15/30	35	49,142
Delhaize America LLC
9.00%, 04/15/31	15	21,133
General Mills Inc.
1.40%, 10/20/17	1,012	1,014,895
3.15%, 12/15/21 (Call 09/15/21)	555	588,713
3.65%, 02/15/24 (Call 11/15/23)	2,250	2,468,073
4.15%, 02/15/43 (Call 08/15/42)	345	378,204
5.40%, 06/15/40	2,080	2,652,384
5.65%, 02/15/19	2,170	2,394,368
Hershey Co. (The)
1.50%, 11/01/16	1,300	1,301,586
2.30%, 08/15/26 (Call 05/15/26)	1,500	1,497,477
4.13%, 12/01/20	1,410	1,556,864
Hillshire Brands Co. (The)
4.10%, 09/15/20	500	528,953
Ingredion Inc.
4.63%, 11/01/20	1,500	1,632,734
JM Smucker Co. (The)
1.75%, 03/15/18	805	808,715
2.50%, 03/15/20	1,815	1,855,175
3.50%, 03/15/25	4,085	4,397,672
4.25%, 03/15/35	1,630	1,793,902
4.38%, 03/15/45	450	506,025
Kellogg Co.
1.88%, 11/17/16	2,350	2,352,952
3.25%, 05/21/18	1,800	1,855,027
3.25%, 04/01/26	625	648,542
4.00%, 12/15/20	1,500	1,627,133
4.15%, 11/15/19	350	377,154
4.50%, 04/01/46	635	702,982
Series B
7.45%, 04/01/31	2,875	3,936,151
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	40	49,051

Security	Principal (000s)	Value
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	$900	$933,816
3.00%, 06/01/26 (Call 03/01/26)	2,210	2,246,825
3.50%, 06/06/22	10,543	11,262,740
3.50%, 07/15/22 (Call 05/15/22)	3,000	3,196,299
3.95%, 07/15/25 (Call 04/15/25)	4,220	4,606,749
4.38%, 06/01/46 (Call 12/01/45)	745	808,071
5.00%, 07/15/35 (Call 01/15/35)	5,780	6,777,106
5.00%, 06/04/42	3,640	4,236,162
5.20%, 07/15/45 (Call 01/15/45)	2,614	3,144,353
5.38%, 02/10/20	2,550	2,854,620
6.13%, 08/23/18	2,000	2,179,770
6.50%, 02/09/40	1,370	1,865,305
6.88%, 01/26/39	4,780	6,687,446
Kroger Co. (The)
2.30%, 01/15/19 (Call 12/15/18)	2,290	2,331,876
2.60%, 02/01/21 (Call 01/01/21)	1,435	1,481,994
2.95%, 11/01/21 (Call 10/01/21)	2,736	2,863,614
3.30%, 01/15/21 (Call 12/15/20)	400	424,133
3.85%, 08/01/23 (Call 05/01/23)	3,890	4,268,572
4.00%, 02/01/24 (Call 11/01/23)	2,750	3,044,082
5.00%, 04/15/42 (Call 10/15/41)	200	241,266
5.15%, 08/01/43 (Call 02/01/43)	35	43,320
5.40%, 07/15/40 (Call 01/15/40)	3,090	3,835,943
6.15%, 01/15/20	300	342,709
6.90%, 04/15/38	1,955	2,778,304
7.50%, 04/01/31	610	863,526
8.00%, 09/15/29	260	374,176
Series B
7.70%, 06/01/29	1,250	1,756,215
McCormick & Co. Inc./MD
3.25%, 11/15/25 (Call 08/15/25)	2,300	2,462,654
3.50%, 09/01/23 (Call 06/01/23)	50	53,833
3.90%, 07/15/21 (Call 04/15/21)	2,000	2,181,695
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)	2,475	2,520,016
4.00%, 02/01/24 (Call 11/01/23)	100	110,209
5.38%, 02/10/20	683	765,806
6.13%, 02/01/18	3,900	4,149,252
6.13%, 08/23/18[c]	1,100	1,196,619
6.50%, 08/11/17	3,533	3,705,012
6.50%, 11/01/31	50	65,662
Sysco Corp.
1.90%, 04/01/19	2,630	2,656,923

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.50%, 07/15/21 (Call 06/15/21)	$913	$935,815
2.60%, 10/01/20 (Call 09/01/20)	515	532,026
2.60%, 06/12/22	1,825	1,851,392
3.30%, 07/15/26 (Call 04/15/26)	985	1,032,323
3.75%, 10/01/25 (Call 07/01/25)	770	835,760
4.50%, 04/01/46 (Call 10/01/45)	310	345,204
4.85%, 10/01/45 (Call 04/01/45)	1,785	2,083,233
5.25%, 02/12/18	300	315,842
5.38%, 09/21/35	1,900	2,324,242
6.63%, 03/17/39	1,543	2,118,911
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	4,460	4,577,744
3.95%, 08/15/24 (Call 05/15/24)	1,725	1,866,777
4.50%, 06/15/22 (Call 03/15/22)	4,143	4,580,212
4.88%, 08/15/34 (Call 02/15/34)	1,780	2,015,759
5.15%, 08/15/44 (Call 02/15/44)	275	329,599
Unilever Capital Corp.
0.85%, 08/02/17	500	499,472
1.38%, 07/28/21	1,730	1,717,295
2.00%, 07/28/26	2,800	2,753,090
2.20%, 03/06/19	1,100	1,127,038
3.10%, 07/30/25	4,365	4,711,135
4.25%, 02/10/21	1,650	1,836,677
4.80%, 02/15/19	2,253	2,445,560
5.90%, 11/15/32	1,065	1,505,102

		185,591,311
FOREST PRODUCTS & PAPER — 0.09%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	625	673,437
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,150	1,209,645
6.75%, 02/15/44 (Call 08/15/43)	415	463,657
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,065	1,098,281
Georgia-Pacific LLC
7.38%, 12/01/25	750	1,001,158
7.75%, 11/15/29	775	1,118,907
8.88%, 05/15/31	1,050	1,674,967
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	2,000	1,993,047
3.65%, 06/15/24 (Call 03/15/24)	3,305	3,478,876
3.80%, 01/15/26 (Call 10/15/25)	1,875	1,987,949

Security	Principal (000s)	Value
4.40%, 08/15/47 (Call 02/15/47)	$1,915	$1,944,806
4.75%, 02/15/22 (Call 11/15/21)	313	346,685
4.80%, 06/15/44 (Call 12/15/43)	314	331,369
5.00%, 09/15/35 (Call 03/15/35)	25	27,875
5.15%, 05/15/46 (Call 11/15/45)	2,350	2,614,140
6.00%, 11/15/41 (Call 05/15/41)	1,625	1,929,662
7.30%, 11/15/39	2,637	3,554,399
7.95%, 06/15/18	4,948	5,509,492
8.70%, 06/15/38	720	1,086,702
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	1,625	1,651,055
4.70%, 03/15/21 (Call 12/15/20)	1,600	1,736,869
WestRock MWV LLC
7.95%, 02/15/31	975	1,314,728
8.20%, 01/15/30	40	54,899

		36,802,605
GAS — 0.13%
AGL Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	1,000	1,029,050
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[c]	150	162,943
4.15%, 01/15/43 (Call 07/15/42)	1,775	1,929,710
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,787,335
CenterPoint Energy Inc.
6.50%, 05/01/18	400	428,557
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	325	331,703
2.80%, 11/15/20 (Call 10/15/20)	6,040	6,234,889
3.55%, 11/01/23 (Call 08/01/23)	1,525	1,608,362
4.60%, 12/15/44 (Call 06/15/44)	300	322,766
KeySpan Corp.
5.80%, 04/01/35	785	957,934
8.00%, 11/15/30	425	603,868
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	3,450	3,494,495
4.90%, 12/01/21 (Call 09/01/21)	700	748,540
5.20%, 07/15/25 (Call 04/15/25)	1,050	1,105,125
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	825	833,763
3.61%, 02/01/24 (Call 11/01/23)	483	519,990
4.66%, 02/01/44 (Call 08/01/43)	381	440,895
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	1,200	1,217,854

72	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.10%, 09/18/34 (Call 03/18/34)	$910	$977,725
4.65%, 08/01/43 (Call 02/01/43)	695	795,760
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	1,000	1,016,287
2.85%, 11/15/20 (Call 10/15/20)	2,950	3,039,172
2.88%, 10/01/22 (Call 07/01/22)	150	152,377
3.55%, 06/15/24 (Call 03/15/24)	200	211,680
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,573,793
4.05%, 12/01/23 (Call 09/01/23)	50	54,986
6.00%, 10/15/39	1,320	1,690,540
6.15%, 06/15/18	650	702,588
Southern California Gas Co.
1.55%, 06/15/18	750	753,095
2.60%, 06/15/26 (Call 03/15/26)	2,450	2,502,275
3.15%, 09/15/24 (Call 06/15/24)	3,450	3,686,302
3.20%, 06/15/25 (Call 03/15/25)	400	428,120
4.45%, 03/15/44 (Call 09/15/43)	1,740	2,069,084
5.13%, 11/15/40	1,800	2,310,179
Series KK
5.75%, 11/15/35	50	66,237
Southern Co. Gas Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	775	814,051
4.40%, 06/01/43 (Call 12/01/42)	830	872,834
5.25%, 08/15/19	1,000	1,071,829
5.88%, 03/15/41 (Call 09/15/40)	2,895	3,585,193
6.00%, 10/01/34	15	18,445

		54,150,331
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	4,605	4,512,276
3.88%, 02/15/22 (Call 11/15/21)	600	604,073
Snap-On Inc.
4.25%, 01/15/18	450	466,767
Stanley Black & Decker Inc.
3.40%, 12/01/21 (Call 09/01/21)	950	999,052
5.20%, 09/01/40	1,685	2,045,960

		8,628,128
HEALTH CARE — PRODUCTS — 0.42%
Abbott Laboratories
2.00%, 03/15/20	1,600	1,614,719
2.55%, 03/15/22	1,200	1,222,992
2.95%, 03/15/25 (Call 12/15/24)	2,065	2,123,442

Security	Principal (000s)	Value
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	$995	$991,669
2.60%, 08/15/26 (Call 05/15/26)	2,690	2,673,869
3.50%, 08/15/46 (Call 02/15/46)	2,065	2,009,711
6.25%, 12/01/37	500	666,246
Becton Dickinson and Co.
1.75%, 11/08/16	1,600	1,601,971
1.80%, 12/15/17	812	815,967
2.68%, 12/15/19	465	480,881
3.13%, 11/08/21	1,550	1,621,367
3.25%, 11/12/20	1,796	1,891,048
3.73%, 12/15/24 (Call 09/15/24)	1,431	1,551,393
3.88%, 05/15/24 (Call 02/15/24)	1,020	1,104,821
4.69%, 12/15/44 (Call 06/15/44)	3,170	3,680,180
4.88%, 05/15/44 (Call 11/15/43)	435	511,578
5.00%, 05/15/19	600	653,718
5.00%, 11/12/40	3,687	4,237,771
6.00%, 05/15/39	525	670,751
6.38%, 08/01/19	1,500	1,698,493
Boston Scientific Corp.
2.65%, 10/01/18	2,700	2,755,302
2.85%, 05/15/20	1,565	1,610,514
3.85%, 05/15/25	3,200	3,427,485
4.13%, 10/01/23 (Call 07/01/23)	775	842,547
6.00%, 01/15/20	3,625	4,097,907
7.38%, 01/15/40	1,240	1,701,307
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	5,011	5,302,967
4.20%, 06/15/20	500	547,003
6.00%, 10/15/17	2,285	2,408,299
CR Bard Inc.
1.38%, 01/15/18	1,550	1,549,562
3.00%, 05/15/26 (Call 02/15/26)	100	101,910
4.40%, 01/15/21 (Call 10/15/20)	500	547,657
Danaher Corp.
1.65%, 09/15/18	475	480,295
2.40%, 09/15/20 (Call 08/15/20)	50	51,623
4.38%, 09/15/45 (Call 03/15/45)	2,530	3,058,026
Edwards Lifesciences Corp.
2.88%, 10/15/18	1,600	1,634,108
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	2,967	3,270,428
6.00%, 03/01/20	2,956	3,323,820

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Medtronic Inc.
1.50%, 03/15/18	$5,000	$5,023,138
2.50%, 03/15/20	725	749,113
2.75%, 04/01/23 (Call 01/01/23)	1,299	1,347,355
3.13%, 03/15/22 (Call 12/15/21)	532	562,429
3.15%, 03/15/22	3,450	3,660,601
3.50%, 03/15/25	17,000	18,410,065
3.63%, 03/15/24 (Call 12/15/23)	1,825	1,996,848
4.13%, 03/15/21 (Call 12/15/20)	1,800	1,973,518
4.38%, 03/15/35	4,426	5,063,497
4.50%, 03/15/42 (Call 09/15/41)	3,750	4,352,988
4.63%, 03/15/44 (Call 09/15/43)	2,501	2,962,152
4.63%, 03/15/45	6,435	7,698,824
5.55%, 03/15/40	540	698,327
6.50%, 03/15/39	600	852,122
St. Jude Medical Inc.
2.00%, 09/15/18	1,875	1,892,034
2.80%, 09/15/20 (Call 08/15/20)	2,105	2,164,634
3.25%, 04/15/23 (Call 01/15/23)	105	108,243
3.88%, 09/15/25 (Call 06/15/25)	320	341,015
4.75%, 04/15/43 (Call 10/15/42)	1,987	2,140,254
Stryker Corp.
1.30%, 04/01/18	3,755	3,755,252
2.00%, 03/08/19	100	101,221
2.63%, 03/15/21 (Call 02/15/21)	3,355	3,468,520
3.38%, 05/15/24 (Call 02/15/24)	2,050	2,154,352
3.38%, 11/01/25 (Call 08/01/25)	1,320	1,388,161
3.50%, 03/15/26 (Call 12/15/25)	1,235	1,310,605
4.10%, 04/01/43 (Call 10/01/42)	1,150	1,201,368
4.38%, 01/15/20	370	402,542
4.38%, 05/15/44 (Call 11/15/43)	1,050	1,146,582
4.63%, 03/15/46 (Call 09/15/45)	681	778,290
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	305	312,039
3.15%, 01/15/23 (Call 10/15/22)	2,225	2,291,448
3.60%, 08/15/21 (Call 05/15/21)	2,600	2,764,208
4.15%, 02/01/24 (Call 11/01/23)	1,151	1,259,184
4.50%, 03/01/21	2,845	3,132,771
4.70%, 05/01/20	200	218,766
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	500	502,366
2.70%, 04/01/20 (Call 03/01/20)	4,300	4,389,427
3.38%, 11/30/21 (Call 08/30/21)	825	863,427

Security	Principal (000s)	Value
3.55%, 04/01/25 (Call 01/01/25)	$2,300	$2,398,044
4.25%, 08/15/35 (Call 02/15/35)	5,095	5,254,918
4.45%, 08/15/45 (Call 02/15/45)	3,610	3,803,739
5.75%, 11/30/39	25	30,597

		173,458,331
HEALTH CARE — SERVICES — 0.46%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	1,148	1,146,688
1.90%, 06/07/19	1,055	1,064,256
2.20%, 03/15/19 (Call 02/15/19)	2,200	2,236,764
2.40%, 06/15/21 (Call 05/15/21)	350	354,823
2.75%, 11/15/22 (Call 08/15/22)	1,775	1,788,542
2.80%, 06/15/23 (Call 04/15/23)	735	752,025
3.20%, 06/15/26 (Call 03/15/26)	1,260	1,284,020
3.50%, 11/15/24 (Call 08/15/24)	4,385	4,667,311
3.95%, 09/01/20	3,800	4,094,003
4.13%, 06/01/21 (Call 03/01/21)	1,800	1,954,860
4.13%, 11/15/42 (Call 05/15/42)	50	52,417
4.25%, 06/15/36 (Call 12/15/35)	5,105	5,311,782
4.38%, 06/15/46 (Call 12/15/45)	5,950	6,198,478
4.50%, 05/15/42 (Call 11/15/41)	1,150	1,270,318
4.75%, 03/15/44 (Call 09/15/43)	1,125	1,288,486
6.63%, 06/15/36	2,151	2,962,130
6.75%, 12/15/37	55	76,756
Anthem Inc.
1.88%, 01/15/18	1,600	1,609,293
2.25%, 08/15/19	3,995	4,057,555
2.30%, 07/15/18	750	760,397
3.13%, 05/15/22	4,890	5,069,724
3.30%, 01/15/23	8,375	8,757,730
3.50%, 08/15/24 (Call 05/15/24)	1,350	1,418,084
3.70%, 08/15/21 (Call 05/15/21)	400	426,120
4.35%, 08/15/20	1,400	1,520,020
4.63%, 05/15/42	2,420	2,670,638
4.65%, 01/15/43	311	346,041
4.65%, 08/15/44 (Call 02/15/44)	1,240	1,378,506
4.85%, 08/15/54 (Call 02/15/54)	1,300	1,438,289
5.10%, 01/15/44	575	676,675
5.85%, 01/15/36	1,605	1,995,720
6.38%, 06/15/37	1,674	2,209,518
7.00%, 02/15/19	1,600	1,798,779
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,400	1,439,461
4.38%, 12/15/20 (Call 09/15/20)	2,150	2,335,778

74	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.50%, 03/15/21 (Call 12/15/20)	$3,850	$4,205,519
5.38%, 02/15/42 (Call 08/15/41)	1,225	1,505,391
5.88%, 03/15/41 (Call 09/15/40)	1,999	2,528,287
6.15%, 11/15/36	25	31,484
7.88%, 05/15/27	25	34,372
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,900	2,159,995
Dignity Health
2.64%, 11/01/19	400	405,873
5.27%, 11/01/64	580	689,855
Howard Hughes Medical Institute
3.50%, 09/01/23	100	109,281
Humana Inc.
2.63%, 10/01/19	215	219,616
3.15%, 12/01/22 (Call 09/01/22)	355	366,164
3.85%, 10/01/24 (Call 07/01/24)	2,150	2,297,061
4.63%, 12/01/42 (Call 06/01/42)	4,285	4,585,396
4.95%, 10/01/44 (Call 04/01/44)	1,595	1,795,572
7.20%, 06/15/18	1,950	2,138,275
8.15%, 06/15/38	30	44,296
Kaiser Foundation Hospitals
3.50%, 04/01/22	600	636,519
4.88%, 04/01/42	86	105,419
Laboratory Corp. of America Holdings
2.20%, 08/23/17	28	28,191
2.63%, 02/01/20	260	265,072
3.60%, 02/01/25 (Call 11/01/24)	795	831,154
3.75%, 08/23/22 (Call 05/23/22)	600	635,503
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,834,426
4.70%, 02/01/45 (Call 08/01/44)	3,195	3,496,342
Memorial Sloan-Kettering Cancer Center
Series 2015
4.20%, 07/01/55	60	68,493
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	2,000	2,225,554
Ochsner Clinic Foundation
5.90%, 05/15/45 (Call 11/15/44)	25	31,837
Premier Health Partners Series G
2.91%, 11/15/26 (Call 05/15/26)	1,555	1,568,441

Security	Principal (000s)	Value
Quest Diagnostics Inc.
2.70%, 04/01/19	$3,500	$3,587,676
3.50%, 03/30/25 (Call 12/30/24)	5	5,214
4.25%, 04/01/24 (Call 01/01/24)[c]	2,750	2,999,594
4.70%, 04/01/21	2,125	2,347,482
4.70%, 03/30/45 (Call 09/30/44)	440	480,083
Texas Health Resources
4.33%, 11/15/55	25	28,899
UnitedHealth Group Inc.
1.40%, 10/15/17	141	141,398
1.40%, 12/15/17	900	902,918
1.63%, 03/15/19	250	251,371
1.70%, 02/15/19	1,815	1,827,903
1.90%, 07/16/18	1,069	1,080,926
2.13%, 03/15/21	6,595	6,707,989
2.30%, 12/15/19	4,960	5,086,118
2.70%, 07/15/20	1,203	1,251,064
2.75%, 02/15/23 (Call 11/15/22)	3,130	3,235,102
2.88%, 12/15/21	100	104,981
2.88%, 03/15/22 (Call 12/15/21)	1,146	1,200,168
2.88%, 03/15/23	2,000	2,079,447
3.10%, 03/15/26	6,000	6,320,013
3.35%, 07/15/22	1,600	1,716,261
3.75%, 07/15/25	9,868	10,910,961
3.88%, 10/15/20 (Call 07/15/20)	250	270,482
3.95%, 10/15/42 (Call 04/15/42)	1,400	1,511,517
4.25%, 03/15/43 (Call 09/15/42)	1,665	1,886,670
4.38%, 03/15/42 (Call 09/15/41)	55	62,707
4.63%, 07/15/35	475	563,047
4.63%, 11/15/41 (Call 05/15/41)	2,186	2,579,293
4.75%, 07/15/45	2,898	3,578,517
5.70%, 10/15/40 (Call 04/15/40)	1,025	1,360,050
5.80%, 03/15/36	515	683,567
5.95%, 02/15/41 (Call 08/15/40)	1,025	1,403,844
6.00%, 02/15/18	2,325	2,483,943
6.50%, 06/15/37	1,435	2,033,018
6.63%, 11/15/37	825	1,188,572
6.88%, 02/15/38	3,886	5,756,098

		189,882,268
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,551,234
4.88%, 11/30/18	500	521,362

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
FS Investment Corp.
4.00%, 07/15/19	$250	$253,008
4.75%, 05/15/22 (Call 04/15/22)	2,000	2,006,699
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,475	2,608,299
6.63%, 10/23/43 (Call 07/23/43)	2,010	2,060,301
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	563	566,075
3.00%, 02/10/25 (Call 01/10/25)	3,150	3,192,217
Prospect Capital Corp.
5.00%, 07/15/19[c]	1,550	1,557,750
5.88%, 03/15/23	1,550	1,526,750

		15,843,695
HOME BUILDERS — 0.00%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	900	946,084

		946,084
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	2,000	2,098,181
Whirlpool Corp.
3.70%, 03/01/23	1,850	1,957,473
3.70%, 05/01/25	1,100	1,165,341
4.50%, 06/01/46 (Call 12/01/45)	1,140	1,252,810
4.70%, 06/01/22	500	558,533
4.85%, 06/15/21	1,900	2,126,616

		9,158,954
HOUSEHOLD PRODUCTS & WARES — 0.07%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	2,250	2,295,517
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	503,777
2.88%, 10/01/22	1,000	1,023,258
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,173,957
3.80%, 11/15/21	1,800	1,949,106
5.95%, 10/15/17	50	52,555
Kimberly-Clark Corp.
1.40%, 02/15/19	672	676,799
1.85%, 03/01/20	565	574,028
1.90%, 05/22/19	3,695	3,763,676
2.15%, 08/15/20	810	830,748
2.65%, 03/01/25	1,923	1,999,016

Security	Principal (000s)	Value
2.75%, 02/15/26	$910	$951,013
3.05%, 08/15/25	2,100	2,246,320
3.20%, 07/30/46 (Call 01/30/46)	1,910	1,918,101
3.70%, 06/01/43	50	54,209
3.88%, 03/01/21	750	824,456
5.30%, 03/01/41	1,000	1,338,813
6.63%, 08/01/37	25	37,596
7.50%, 11/01/18	3,000	3,398,416
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[c]	2,973	3,205,958

		28,817,319
HOUSEWARES — 0.06%
Newell Brands Inc.
2.05%, 12/01/17	500	502,796
2.15%, 10/15/18	1,980	1,997,424
2.60%, 03/29/19	685	701,276
2.88%, 12/01/19 (Call 11/01/19)	420	429,862
3.15%, 04/01/21 (Call 03/01/21)	260	271,427
3.85%, 04/01/23 (Call 02/01/23)	1,510	1,612,679
3.90%, 11/01/25 (Call 08/01/25)	850	894,560
4.00%, 06/15/22 (Call 03/15/22)	2,850	3,027,224
4.20%, 04/01/26 (Call 01/01/26)	2,585	2,825,142
5.38%, 04/01/36 (Call 10/01/35)	255	304,228
5.50%, 04/01/46 (Call 10/01/45)	8,310	10,312,354
6.25%, 04/15/18	50	53,586

		22,932,558
INSURANCE — 0.83%
ACE Capital Trust II
9.70%, 04/01/30	500	752,500
Aflac Inc.
2.40%, 03/16/20	150	153,694
3.25%, 03/17/25	5,000	5,220,640
3.63%, 11/15/24	2,728	2,935,666
4.00%, 02/15/22	800	872,316
6.45%, 08/15/40	190	258,508
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	810	850,629
4.95%, 06/27/22	1,500	1,644,146
5.63%, 09/15/20	500	554,574
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	1,023,079
5.50%, 11/15/20	825	916,885

76	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Allstate Corp. (The)
4.50%, 06/15/43	$1,611	$1,905,870
5.35%, 06/01/33	1,015	1,266,475
5.55%, 05/09/35	3,859	4,982,212
5.95%, 04/01/36	38	51,262
7.45%, 05/16/19	1,000	1,154,288
VRN, (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)	200	215,000
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	1,600	1,608,048
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	4,710	4,792,617
3.30%, 03/01/21 (Call 02/01/21)	1,605	1,683,720
3.38%, 08/15/20	2,825	2,952,168
3.75%, 07/10/25 (Call 04/10/25)	648	677,667
3.88%, 01/15/35 (Call 07/15/34)	5,020	4,908,272
3.90%, 04/01/26 (Call 01/01/26)	1,570	1,653,033
4.13%, 02/15/24	2,540	2,735,071
4.38%, 01/15/55 (Call 07/15/54)	1,875	1,839,805
4.50%, 07/16/44 (Call 01/16/44)	4,915	5,090,105
4.70%, 07/10/35 (Call 01/10/35)	1,050	1,133,833
4.80%, 07/10/45 (Call 01/10/45)	2,025	2,180,300
4.88%, 06/01/22	8,056	9,014,602
5.85%, 01/16/18	526	556,305
6.25%, 05/01/36	1,000	1,237,570
6.40%, 12/15/20	580	679,654
Aon Corp.
5.00%, 09/30/20	1,100	1,215,896
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	6,667	6,950,293
3.88%, 12/15/25 (Call 09/15/25)	1,150	1,234,900
4.00%, 11/27/23 (Call 08/27/23)	1,750	1,886,034
4.25%, 12/12/42	1,120	1,115,088
4.45%, 05/24/43 (Call 02/24/43)	25	25,678
4.60%, 06/14/44 (Call 03/14/44)	910	969,409
4.75%, 05/15/45 (Call 11/15/44)	205	225,409
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	812	896,508
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	750	801,080
6.00%, 12/15/20	675	750,694

Security	Principal (000s)	Value
Assurant Inc.
4.00%, 03/15/23	$2,000	$2,049,862
6.75%, 02/15/34	440	557,107
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24[c]	765	858,644
AXA SA
8.60%, 12/15/30	2,330	3,285,300
AXIS Specialty Finance PLC
2.65%, 04/01/19	75	75,271
5.15%, 04/01/45	315	343,573
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	750	751,948
1.30%, 08/15/19	740	740,547
1.70%, 03/15/19	2,175	2,201,872
2.90%, 10/15/20	50	52,479
3.00%, 05/15/22	3,050	3,230,412
4.25%, 01/15/21	7,300	8,071,055
4.30%, 05/15/43[c]	290	332,909
4.40%, 05/15/42	6,045	6,964,725
5.40%, 05/15/18[c]	7,300	7,820,373
5.75%, 01/15/40	1,305	1,764,008
Berkshire Hathaway Inc.
1.55%, 02/09/18	15	15,093
2.10%, 08/14/19	5,500	5,623,118
2.20%, 03/15/21 (Call 02/15/21)	335	344,329
2.75%, 03/15/23 (Call 01/15/23)	950	988,433
3.13%, 03/15/26 (Call 12/15/25)	2,089	2,216,443
4.50%, 02/11/43	1,500	1,778,231
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	15	15,382
Chubb Corp. (The)
6.00%, 05/11/37	3,090	4,261,057
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	565	581,026
2.88%, 11/03/22 (Call 09/03/22)	670	699,122
3.15%, 03/15/25	1,675	1,766,302
3.35%, 05/03/26 (Call 02/03/26)	360	386,519
4.15%, 03/13/43	2,165	2,448,303
4.35%, 11/03/45 (Call 05/03/45)	6,350	7,478,143
5.70%, 02/15/17	2,520	2,569,677
5.90%, 06/15/19	2,000	2,230,443
6.70%, 05/15/36	15	21,716

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Cincinnati Financial Corp.
6.92%, 05/15/28	$125	$163,802
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,317,783
4.50%, 03/01/26 (Call 12/01/25)[c]	3,450	3,715,395
5.75%, 08/15/21	150	172,355
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	165	203,068
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	26,335
Fidelity National Financial Inc.
5.50%, 09/01/22	3,500	3,810,528
First American Financial Corp.
4.60%, 11/15/24	1,000	1,038,803
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	51	51,017
5.13%, 04/15/22	1,005	1,136,863
5.38%, 03/15/17	3,420	3,489,491
5.50%, 03/30/20	100	111,737
5.95%, 10/15/36	225	268,623
6.00%, 01/15/19	1,250	1,365,111
6.10%, 10/01/41	1,150	1,409,509
6.30%, 03/15/18	1,900	2,024,816
6.63%, 03/30/40	815	1,054,102
VRN, (3 mo. LIBOR US + 4.603%)
8.13%, 06/15/68 (Call 06/15/18)	500	547,500
Lincoln National Corp.
3.35%, 03/09/25[c]	520	525,043
4.20%, 03/15/22	4,000	4,300,153
4.85%, 06/24/21	350	386,559
6.15%, 04/07/36	15	17,706
6.30%, 10/09/37	40	48,339
7.00%, 06/15/40	1,125	1,449,406
8.75%, 07/01/19	1,000	1,174,251
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,900	1,911,936
3.75%, 04/01/26 (Call 01/01/26)	1,650	1,754,397
4.13%, 05/15/43 (Call 11/15/42)	1,657	1,710,148
Manulife Financial Corp.
4.15%, 03/04/26	2,800	3,043,173
5.38%, 03/04/46	2,500	3,029,222

Security	Principal (000s)	Value
Markel Corp.
4.90%, 07/01/22	$1,508	$1,657,617
5.00%, 03/30/43	10	10,807
5.00%, 04/05/46	1,310	1,432,963
5.35%, 06/01/21	1,700	1,881,046
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,605	1,625,375
2.35%, 03/06/20 (Call 02/06/20)	2,325	2,361,092
3.30%, 03/14/23 (Call 01/14/23)	1,165	1,213,352
3.50%, 06/03/24 (Call 03/03/24)	1,250	1,305,501
3.50%, 03/10/25 (Call 12/10/24)	10	10,462
3.75%, 03/14/26 (Call 12/14/25)	245	262,080
5.88%, 08/01/33	15	18,798
MetLife Inc.
1.76%, 12/15/17	5,200	5,224,060
3.00%, 03/01/25	1,697	1,716,235
3.60%, 04/10/24	5,921	6,235,587
3.60%, 11/13/25 (Call 08/13/25)	800	845,873
4.05%, 03/01/45	2,335	2,335,943
4.13%, 08/13/42	150	151,129
4.60%, 05/13/46 (Call 11/13/45)	200	219,541
4.72%, 12/15/44	2,675	2,925,725
4.75%, 02/08/21	2,900	3,256,459
4.88%, 11/13/43	100	111,790
5.70%, 06/15/35	860	1,054,667
5.88%, 02/06/41	4,700	5,939,284
6.40%, 12/15/66 (Call 12/15/31)	2,900	3,244,375
6.50%, 12/15/32	50	65,223
7.72%, 02/15/19	1,600	1,840,833
10.75%, 08/01/69 (Call 08/01/34)	1,365	2,184,000
Series A
6.82%, 08/15/18	4,096	4,518,685
Series D
4.37%, 09/15/23	1,085	1,199,942
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	20	20,609
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	2,500	2,689,436
PartnerRe Finance B LLC
5.50%, 06/01/20	546	603,628
Primerica Inc.
4.75%, 07/15/22	750	800,134

78	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Principal Financial Group Inc.
3.30%, 09/15/22	$8	$8,274
3.40%, 05/15/25 (Call 02/15/25)	1,400	1,426,952
4.63%, 09/15/42	15	16,184
6.05%, 10/15/36	2,160	2,734,049
8.88%, 05/15/19	2,424	2,865,984
Progressive Corp. (The)
2.45%, 01/15/27	3,150	3,144,611
3.75%, 08/23/21	2,385	2,595,887
4.35%, 04/25/44[c]	1,525	1,774,975
6.25%, 12/01/32	110	148,430
Protective Life Corp.
8.45%, 10/15/39	525	745,901
Prudential Financial Inc.
3.50%, 05/15/24	3,250	3,390,795
4.50%, 11/16/21	1,544	1,719,354
4.60%, 05/15/44	1,555	1,689,024
5.10%, 08/15/43	1,125	1,262,449
5.38%, 06/21/20	613	686,019
5.40%, 06/13/35	15	17,369
5.63%, 05/12/41	1,035	1,225,140
5.70%, 12/14/36	168	200,945
5.80%, 11/16/41	2,050	2,474,588
5.90%, 03/17/36	1,120	1,359,022
6.20%, 11/15/40	1,675	2,098,589
6.63%, 06/21/40	15	19,633
7.38%, 06/15/19	2,850	3,279,813
VRN, (3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)	1,300	1,358,500
VRN, (3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)	2,150	2,203,750
VRN, (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)	5,350	5,737,875
VRN, (3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)	400	440,000
VRN, (3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)	600	664,500
Series B
5.75%, 07/15/33	670	801,135
Series D
6.00%, 12/01/17	591	623,451
6.63%, 12/01/37	55	71,528

Security	Principal (000s)	Value
Reinsurance Group of America Inc.
5.00%, 06/01/21	$1,700	$1,862,749
StanCorp Financial Group Inc.
5.00%, 08/15/22	350	373,521
Swiss Re America Holding Corp.
7.00%, 02/15/26	510	661,282
Symetra Financial Corp.
4.25%, 07/15/24	800	815,045
Transatlantic Holdings Inc.
8.00%, 11/30/39	1,600	2,233,625
Travelers Companies Inc. (The)
3.90%, 11/01/20	2,508	2,725,747
4.60%, 08/01/43	295	355,473
5.35%, 11/01/40	3,550	4,665,105
6.25%, 06/15/37	1,325	1,865,385
Travelers Property Casualty Corp.
6.38%, 03/15/33	26	35,613
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	300	312,043
4.40%, 03/15/26 (Call 12/15/25)	300	313,532
4.63%, 08/15/23	1,750	1,862,922
6.13%, 08/15/43	900	1,016,028
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	500	510,166
3.88%, 11/05/25	75	76,192
4.00%, 03/15/24	4,060	4,188,304
5.75%, 08/15/42	15	17,107
Validus Holdings Ltd.
8.88%, 01/26/40	1,175	1,648,354
Voya Financial Inc.
2.90%, 02/15/18	250	254,491
3.65%, 06/15/26	975	979,839
4.80%, 06/15/46	1,185	1,202,359
5.70%, 07/15/43	160	182,990
Willis Towers Watson PLC
5.75%, 03/15/21	1,400	1,572,912
WR Berkley Corp.
4.63%, 03/15/22	1,600	1,737,645
4.75%, 08/01/44	240	254,313
5.38%, 09/15/20	1,000	1,096,444
6.25%, 02/15/37	35	43,960
7.38%, 09/15/19	200	229,279

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
XLIT Ltd.
2.30%, 12/15/18	$225	$227,279
4.45%, 03/31/25	1,605	1,618,755
5.25%, 12/15/43	100	110,911
5.50%, 03/31/45	3,170	3,152,833
5.75%, 10/01/21	1,300	1,491,729
6.25%, 05/15/27	125	151,490
6.38%, 11/15/24	600	714,108

		344,658,603
INTERNET — 0.21%
Alibaba Group Holding Ltd.
1.63%, 11/28/17	1,080	1,080,381
2.50%, 11/28/19 (Call 10/28/19)	4,230	4,309,306
3.13%, 11/28/21 (Call 09/28/21)	750	779,812
3.60%, 11/28/24 (Call 08/28/24)	2,905	3,051,457
4.50%, 11/28/34 (Call 05/28/34)[c]	2,535	2,770,075
Alphabet Inc.
3.38%, 02/25/24[c]	6,175	6,767,376
3.63%, 05/19/21	7,575	8,330,365
Amazon.com Inc.
1.20%, 11/29/17	2,566	2,572,464
2.50%, 11/29/22 (Call 08/29/22)	2,150	2,216,491
2.60%, 12/05/19 (Call 11/05/19)	2,450	2,548,484
3.30%, 12/05/21 (Call 10/05/21)	600	645,113
3.80%, 12/05/24 (Call 09/05/24)	2,915	3,253,819
4.80%, 12/05/34 (Call 06/05/34)	2,760	3,305,657
4.95%, 12/05/44 (Call 06/05/44)	4,206	5,276,628
Baidu Inc.
2.75%, 06/09/19	3,309	3,380,451
3.25%, 08/06/18	250	256,148
3.50%, 11/28/22	500	525,735
4.13%, 06/30/25[c]	6,700	7,248,856
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	1,500	1,520,479
2.60%, 07/15/22 (Call 04/15/22)	2,520	2,535,679
2.88%, 08/01/21 (Call 06/01/21)	300	308,666
3.25%, 10/15/20 (Call 07/15/20)	1,350	1,413,570
3.45%, 08/01/24 (Call 05/01/24)[c]	3,900	4,027,837
3.80%, 03/09/22 (Call 02/09/22)	715	760,847
4.00%, 07/15/42 (Call 01/15/42)	3,313	3,048,025
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	1,000	1,034,985
5.00%, 02/15/26 (Call 11/15/25)[d]	650	683,350

Security	Principal (000s)	Value
5.95%, 08/15/20	$2,100	$2,356,003
7.46%, 08/15/18	500	550,071
JD.com Inc.
3.13%, 04/29/21	500	499,432
Priceline Group Inc. (The)
3.60%, 06/01/26 (Call 03/01/26)	1,500	1,568,976
3.65%, 03/15/25 (Call 12/15/24)	1,155	1,210,713
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	2,250	2,261,212
3.95%, 06/15/22 (Call 03/15/22)	5,170	5,265,098
4.20%, 09/15/20	850	890,802

		88,254,363
IRON & STEEL — 0.09%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,647,986
5.20%, 08/01/43 (Call 02/01/43)	1,335	1,547,355
5.75%, 12/01/17	45	47,131
5.85%, 06/01/18	4,035	4,315,477
6.40%, 12/01/37	325	407,468
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	2,900	3,002,493
Vale Overseas Ltd.
4.38%, 01/11/22[c]	3,445	3,354,569
4.63%, 09/15/20[c]	3,525	3,569,063
5.63%, 09/15/19	1,300	1,366,625
5.88%, 06/10/21	1,500	1,556,250
6.88%, 11/21/36	5,017	4,948,016
6.88%, 11/10/39	3,845	3,744,069
8.25%, 01/17/34[c]	1,615	1,796,687
Vale SA
5.63%, 09/11/42[c]	3,370	2,889,775

		35,192,964
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	4,550	4,893,559
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,375	2,526,708
4.63%, 07/28/45 (Call 01/28/45)	2,055	2,261,552

		9,681,819
LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,865	1,898,978
5.38%, 08/15/21 (Call 05/15/21)	1,075	1,207,324

80	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	$765	$782,384
3.00%, 03/01/19 (Call 12/01/18)	1,756	1,808,004
3.25%, 09/15/22 (Call 06/15/22)	1,740	1,792,807
3.38%, 10/15/20 (Call 07/15/20)	100	104,034
3.75%, 10/01/25 (Call 07/01/25)	1,625	1,716,525
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,675	1,728,130
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	1,350	1,381,130
3.75%, 03/15/25 (Call 12/15/24)	850	885,774
4.50%, 10/01/34 (Call 04/01/34)	840	868,160
6.75%, 05/15/18	500	542,293
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,750	1,762,286
3.90%, 03/01/23 (Call 12/01/22)	875	891,132
4.25%, 03/01/22 (Call 12/01/21)	2,475	2,589,917
5.10%, 10/01/25 (Call 07/01/25)	4,630	5,035,038
5.63%, 03/01/21	575	633,494

		25,627,410
MACHINERY — 0.25%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	4,111	4,114,556
1.25%, 08/18/17	2,000	2,003,910
1.30%, 03/01/18	500	501,294
1.50%, 02/23/18	1,400	1,408,277
1.63%, 06/01/17	1,750	1,758,958
1.70%, 06/16/18	1,600	1,614,826
1.70%, 08/09/21	1,000	994,784
1.80%, 11/13/18	1,600	1,619,184
2.00%, 03/05/20	1,550	1,573,170
2.10%, 06/09/19	2,750	2,801,810
2.25%, 12/01/19	300	307,547
2.40%, 08/09/26	1,000	1,000,968
2.50%, 11/13/20	1,000	1,033,485
2.85%, 06/01/22	50	52,295
3.25%, 12/01/24[c]	1,308	1,401,989
3.30%, 06/09/24	3,000	3,214,781
3.75%, 11/24/23	1,213	1,335,555
7.15%, 02/15/19	4,105	4,666,945

Security	Principal (000s)	Value
Series G
1.25%, 11/06/17	$60	$60,143
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	3,660	3,775,039
3.40%, 05/15/24 (Call 02/15/24)	3,703	4,001,998
3.80%, 08/15/42	1,393	1,460,285
3.90%, 05/27/21	1,965	2,155,272
4.30%, 05/15/44 (Call 11/15/43)[c]	1,295	1,459,207
4.75%, 05/15/64 (Call 11/15/63)	5	5,760
5.20%, 05/27/41	2,291	2,858,565
5.30%, 09/15/35	225	275,707
6.05%, 08/15/36	325	433,886
7.90%, 12/15/18	200	228,954
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,160,787
4.88%, 10/01/43 (Call 04/01/43)	350	420,693
7.13%, 03/01/28	18	24,713
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	2,408	2,483,041
3.90%, 06/09/42 (Call 12/09/41)	1,760	1,950,402
4.38%, 10/16/19	1,961	2,141,621
5.38%, 10/16/29	335	428,386
7.13%, 03/03/31	25	35,420
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	1,061,032
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,000	2,065,129
John Deere Capital Corp.
1.20%, 10/10/17	530	530,607
1.30%, 03/12/18	250	250,622
1.35%, 01/16/18	4,450	4,463,577
1.55%, 12/15/17	45	45,301
1.60%, 07/13/18	700	705,597
1.70%, 01/15/20	50	50,326
1.75%, 08/10/18	300	303,183
1.95%, 12/13/18	25	25,395
1.95%, 01/08/19	1,508	1,531,532
2.05%, 03/10/20	1,950	1,981,246
2.30%, 09/16/19	2,250	2,308,436
2.38%, 07/14/20	570	585,839
2.55%, 01/08/21	100	103,334
2.65%, 06/10/26	2,500	2,567,559
2.80%, 09/18/17	778	791,768

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.80%, 03/04/21	$4,729	$4,936,907
2.80%, 03/06/23	2,700	2,823,018
3.15%, 10/15/21	3,950	4,197,647
3.35%, 06/12/24	1,705	1,842,076
3.90%, 07/12/21	3,350	3,671,119
Series 0014
2.45%, 09/11/20	835	858,923
Series D
5.35%, 04/03/18	500	533,247
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,684,848
2.88%, 03/01/25 (Call 12/01/24)	910	943,652
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	2,050	2,125,486
3.13%, 11/15/22 (Call 08/15/22)	1,665	1,684,366
3.85%, 12/15/25 (Call 09/15/25)	850	902,055

		103,338,040
MANUFACTURING — 0.40%
3M Co.
1.38%, 08/07/18	1,150	1,156,790
1.63%, 06/15/19	700	708,626
2.00%, 08/07/20	1,000	1,018,994
2.00%, 06/26/22	7,150	7,315,954
3.00%, 08/07/25	1,125	1,212,886
3.88%, 06/15/44	2,150	2,438,176
5.70%, 03/15/37	25	34,274
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	665	686,146
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,990	2,067,443
Crane Co.
2.75%, 12/15/18	200	202,101
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,070,474
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,445,462
5.38%, 03/01/41 (Call 12/01/40)	1,160	1,496,179
Eaton Corp.
1.50%, 11/02/17	3,550	3,553,035
2.75%, 11/02/22	5,095	5,246,596
4.00%, 11/02/32	3,240	3,489,545
4.15%, 11/02/42	49	54,181
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	100	107,116

Security	Principal (000s)	Value
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	$2,758	$2,831,822
2.70%, 10/09/22	6,125	6,405,862
3.10%, 01/09/23	2,020	2,155,835
3.15%, 09/07/22	591	631,743
3.38%, 03/11/24	5,100	5,569,545
3.45%, 05/15/24 (Call 02/13/24)	930	1,018,255
4.13%, 10/09/42	1,290	1,449,132
4.38%, 09/16/20	387	429,174
4.50%, 03/11/44	4,321	5,133,812
4.63%, 01/07/21	4,501	5,078,776
4.65%, 10/17/21	4,625	5,277,350
5.25%, 12/06/17	5,993	6,304,559
5.30%, 02/11/21	294	338,292
5.50%, 01/08/20	144	163,113
5.88%, 01/14/38	15,363	21,054,218
6.00%, 08/07/19	149	169,393
6.15%, 08/07/37	2,272	3,194,793
6.88%, 01/10/39	1,037	1,587,782
Series A
5.55%, 05/04/20	125	142,980
6.75%, 03/15/32	13,092	18,652,239
Illinois Tool Works Inc.
1.95%, 03/01/19	250	253,957
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,448,390
3.50%, 03/01/24 (Call 12/01/23)	2,799	3,053,652
3.90%, 09/01/42 (Call 03/01/42)	128	143,357
4.88%, 09/15/41 (Call 03/15/41)	1,585	1,984,878
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	25	25,695
4.25%, 06/15/23	4,424	4,861,324
5.75%, 06/15/43	125	156,968
6.88%, 08/15/18	3,500	3,850,774
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	205	208,121
3.55%, 11/01/24 (Call 08/01/24)	820	867,046
4.65%, 11/01/44 (Call 05/01/44)	250	275,802
Pall Corp.
5.00%, 06/15/20	750	836,603
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	150	160,881

82	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.20%, 11/21/34 (Call 05/21/34)	$4,500	$5,099,935
4.45%, 11/21/44 (Call 05/21/44)	35	41,862
Pentair Finance SA
2.65%, 12/01/19	1,635	1,629,693
2.90%, 09/15/18	1,100	1,109,878
3.15%, 09/15/22 (Call 06/15/22)	1,235	1,219,536
3.63%, 09/15/20 (Call 08/15/20)	1,600	1,638,203
4.65%, 09/15/25 (Call 06/15/25)	1,500	1,586,627
Textron Inc.
3.65%, 03/01/21	1,280	1,344,467
3.88%, 03/01/25 (Call 12/01/24)	130	136,622
4.00%, 03/15/26 (Call 12/15/25)	2,200	2,324,383
5.95%, 09/21/21 (Call 06/21/21)	1,115	1,283,788
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	1,000	978,860
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	505	509,784
2.38%, 12/17/18 (Call 11/17/18)	470	474,855
3.45%, 08/01/24 (Call 05/01/24)	425	444,875
3.70%, 02/15/26 (Call 11/15/25)	675	715,623
4.88%, 01/15/21	35	38,375
6.55%, 10/01/17	2,800	2,951,476
7.13%, 10/01/37	25	35,482
Tyco International Finance SA
3.90%, 02/14/26 (Call 11/14/25)	525	572,958
5.13%, 09/14/45 (Call 03/14/45)	530	633,189

		164,790,572
MEDIA — 1.02%
21st Century Fox America Inc.
3.00%, 09/15/22	4,061	4,236,548
3.70%, 10/15/25 (Call 07/15/25)	2,470	2,692,448
4.00%, 10/01/23	1,075	1,181,343
4.75%, 09/15/44 (Call 03/15/44)	1,150	1,291,586
4.95%, 10/15/45 (Call 04/15/45)	675	785,260
5.40%, 10/01/43	2,320	2,794,284
6.15%, 03/01/37	75	95,480
6.15%, 02/15/41	1,996	2,577,309
6.20%, 12/15/34	4,897	6,227,279
6.40%, 12/15/35	2,090	2,717,241
6.55%, 03/15/33	2,090	2,707,182
6.65%, 11/15/37	1,800	2,400,378
6.90%, 03/01/19	3,600	4,055,886
6.90%, 08/15/39	625	844,060

Security	Principal (000s)	Value
7.70%, 10/30/25	$10	$13,626
7.75%, 12/01/45	1,270	1,929,756
7.85%, 03/01/39	2,430	3,561,976
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	50	50,621
2.90%, 01/15/27 (Call 10/15/26)	2,740	2,682,359
3.38%, 03/01/22 (Call 12/01/21)	3,825	4,011,719
3.50%, 01/15/25 (Call 10/15/24)	1,295	1,344,315
3.70%, 08/15/24 (Call 05/15/24)	3,000	3,171,319
4.00%, 01/15/26 (Call 10/15/25)	1,265	1,356,015
4.30%, 02/15/21 (Call 11/15/20)	850	924,524
4.60%, 01/15/45 (Call 07/15/44)	1,525	1,612,242
4.63%, 05/15/18	200	209,977
4.85%, 07/01/42 (Call 01/01/42)	550	590,384
4.90%, 08/15/44 (Call 02/15/44)	2,974	3,220,754
5.50%, 05/15/33	1,330	1,502,105
5.75%, 04/15/20	150	169,664
5.90%, 10/15/40 (Call 04/15/40)	750	914,486
7.88%, 07/30/30	1,818	2,578,806
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)[d]	1,215	1,272,258
4.46%, 07/23/22 (Call 05/23/22)[d]	1,811	1,964,392
4.91%, 07/23/25 (Call 04/23/25)[d]	4,712	5,196,240
6.38%, 10/23/35 (Call 04/23/35)[d]	5,335	6,369,833
6.48%, 10/23/45 (Call 04/23/45)[d]	6,465	7,919,706
6.83%, 10/23/55 (Call 04/23/55)[d]	4,130	5,088,353
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,500	3,523,331
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	445	442,139
2.35%, 01/15/27 (Call 10/15/26)	5,335	5,286,863
2.75%, 03/01/23 (Call 02/01/23)	2,880	2,990,237
2.85%, 01/15/23	1,000	1,046,393
3.13%, 07/15/22	5,335	5,690,074
3.15%, 03/01/26 (Call 12/01/25)	3,995	4,222,257
3.20%, 07/15/36 (Call 01/15/36)	1,540	1,522,618
3.38%, 02/15/25 (Call 11/15/24)	1,400	1,503,414
3.38%, 08/15/25 (Call 05/15/25)	2,260	2,430,574
3.40%, 07/15/46 (Call 01/15/46)	1,300	1,278,942

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.60%, 03/01/24	$6,250	$6,866,034
4.20%, 08/15/34 (Call 02/15/34)	2,686	2,990,548
4.25%, 01/15/33	5,911	6,634,598
4.40%, 08/15/35 (Call 02/15/35)	1,635	1,868,016
4.50%, 01/15/43	36	41,368
4.60%, 08/15/45 (Call 02/15/45)	4,558	5,349,459
4.65%, 07/15/42	6,454	7,567,139
4.75%, 03/01/44	2,080	2,484,108
5.15%, 03/01/20	4,281	4,816,409
5.65%, 06/15/35	1,105	1,428,685
5.70%, 05/15/18	5,000	5,385,213
6.30%, 11/15/17	372	395,116
6.40%, 03/01/40	40	56,717
6.45%, 03/15/37	3,788	5,292,590
6.50%, 11/15/35	2,325	3,262,857
6.55%, 07/01/39	150	213,817
6.95%, 08/15/37	3,060	4,485,229
7.05%, 03/15/33	595	849,369
Discovery Communications LLC
3.25%, 04/01/23	50	49,651
3.30%, 05/15/22	2,400	2,447,442
3.45%, 03/15/25 (Call 12/15/24)	270	266,868
4.38%, 06/15/21	2,500	2,700,762
4.88%, 04/01/43	4,443	4,200,858
4.95%, 05/15/42	3,667	3,459,398
5.05%, 06/01/20	2,875	3,159,489
6.35%, 06/01/40	1,000	1,066,619
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	499	553,406
6.13%, 01/31/46 (Call 07/31/45)	2,950	3,522,191
6.63%, 03/18/25	100	124,764
6.63%, 01/15/40	2,045	2,520,203
Historic TW Inc.
6.63%, 05/15/29	1,450	1,899,401
6.88%, 06/15/18	150	164,327
9.15%, 02/01/23	1,850	2,500,649
NBCUniversal Media LLC
2.88%, 01/15/23	2,013	2,103,248
4.38%, 04/01/21	2,650	2,964,890
4.45%, 01/15/43	3,541	4,039,118
5.15%, 04/30/20	2,300	2,593,691
5.95%, 04/01/41	2,728	3,687,547
6.40%, 04/30/40	3,250	4,581,744

Security	Principal (000s)	Value
Scripps Networks Interactive Inc.
2.70%, 12/15/16	$2,400	$2,410,154
2.80%, 06/15/20 (Call 05/15/20)	2,325	2,363,491
3.90%, 11/15/24 (Call 08/15/24)	1,025	1,075,852
TCI Communications Inc.
7.13%, 02/15/28	750	1,059,768
7.88%, 02/15/26	2,040	2,913,889
Thomson Reuters Corp.
1.65%, 09/29/17	150	150,326
3.35%, 05/15/26 (Call 02/15/26)	200	207,077
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,947,934
3.95%, 09/30/21 (Call 06/30/21)	2,200	2,367,090
4.30%, 11/23/23 (Call 08/23/23)	1,948	2,136,057
4.50%, 05/23/43 (Call 11/23/42)	1,400	1,482,973
4.70%, 10/15/19	700	759,032
5.65%, 11/23/43 (Call 05/23/43)	750	906,145
5.85%, 04/15/40	1,000	1,207,021
6.50%, 07/15/18	805	876,269
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	4,465	4,746,701
4.13%, 02/15/21 (Call 11/15/20)	1,650	1,754,347
4.50%, 09/15/42 (Call 03/15/42)	3,336	3,198,791
5.00%, 02/01/20	820	893,440
5.50%, 09/01/41 (Call 03/01/41)	1,805	1,964,599
5.88%, 11/15/40 (Call 05/15/40)	1,940	2,180,548
6.55%, 05/01/37	3,438	4,155,729
6.75%, 07/01/18	9,125	9,945,141
6.75%, 06/15/39	4,290	5,318,943
7.30%, 07/01/38	1,076	1,406,319
8.25%, 04/01/19	7,353	8,503,364
8.75%, 02/14/19	500	580,587
Time Warner Companies Inc.
6.95%, 01/15/28	655	864,098
7.25%, 10/15/17	11	11,702
Time Warner Entertainment Co. LP
8.38%, 03/15/23	4,550	5,907,739
8.38%, 07/15/33	2,535	3,474,543
Time Warner Inc.
2.10%, 06/01/19	1,300	1,319,010
2.95%, 07/15/26 (Call 04/15/26)	1,000	1,020,248
3.40%, 06/15/22	3,331	3,532,024
3.55%, 06/01/24 (Call 03/01/24)	1,625	1,733,121

84	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.60%, 07/15/25 (Call 04/15/25)	$2,250	$2,410,407
3.88%, 01/15/26 (Call 10/15/25)	1,930	2,107,561
4.00%, 01/15/22	7,950	8,658,211
4.05%, 12/15/23	1,150	1,266,544
4.65%, 06/01/44 (Call 12/01/43)	2,890	3,211,350
4.70%, 01/15/21	1,005	1,121,129
4.75%, 03/29/21	722	809,077
4.85%, 07/15/45 (Call 01/15/45)	2,500	2,878,184
4.88%, 03/15/20	150	165,849
4.90%, 06/15/42	1,545	1,754,512
5.35%, 12/15/43	1,195	1,443,882
5.38%, 10/15/41	325	392,039
6.10%, 07/15/40	152	194,783
6.20%, 03/15/40	650	841,121
6.25%, 03/29/41	3,285	4,300,343
6.50%, 11/15/36	1,817	2,391,846
7.63%, 04/15/31	4,058	5,708,422
7.70%, 05/01/32	6,666	9,528,181
Viacom Inc.
2.20%, 04/01/19	100	100,364
2.50%, 12/15/16	1,600	1,605,907
3.13%, 06/15/22 (Call 03/15/22)	3,475	3,500,399
3.88%, 12/15/21	1,550	1,650,114
3.88%, 04/01/24 (Call 01/01/24)	2,050	2,116,936
4.25%, 09/01/23 (Call 06/01/23)	1,390	1,463,443
4.38%, 03/15/43	3,693	3,316,972
4.50%, 03/01/21	1,750	1,903,473
4.50%, 02/27/42	1,200	1,101,514
4.85%, 12/15/34 (Call 06/15/34)	2,146	2,151,544
4.88%, 06/15/43 (Call 12/15/42)	415	391,152
5.25%, 04/01/44 (Call 10/01/43)	2,383	2,442,994
5.85%, 09/01/43 (Call 03/01/43)	1,256	1,386,696
6.13%, 10/05/17	292	305,471
6.88%, 04/30/36	3,056	3,606,913
Walt Disney Co. (The)
0.88%, 07/12/19	1,385	1,372,193
1.10%, 12/01/17	98	98,187
1.50%, 09/17/18	785	791,719
1.85%, 05/30/19	280	284,869
1.85%, 07/30/26	1,635	1,575,887
2.15%, 09/17/20	1,500	1,542,839
2.35%, 12/01/22	4,053	4,169,422
2.75%, 08/16/21	700	738,196

Security	Principal (000s)	Value
3.00%, 02/13/26	$2,650	$2,813,934
3.00%, 07/30/46	835	801,788
3.15%, 09/17/25	975	1,059,016
3.70%, 12/01/42	3,350	3,591,561
3.75%, 06/01/21	2,130	2,340,592
4.13%, 06/01/44	1,150	1,322,075
4.38%, 08/16/41	2,900	3,417,669
5.50%, 03/15/19	425	469,723
7.00%, 03/01/32	1,300	1,888,413
Series E
4.13%, 12/01/41	2,256	2,574,106

		423,245,688
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
1.25%, 01/15/18	1,945	1,949,604
2.25%, 06/15/20 (Call 05/15/20)	150	153,598
2.50%, 01/15/23 (Call 10/15/22)	1,140	1,172,102
3.25%, 06/15/25 (Call 03/15/25)	1,250	1,345,715
3.90%, 01/15/43 (Call 07/15/42)	1,440	1,608,927
4.20%, 06/15/35 (Call 12/15/34)	2,100	2,395,987
4.38%, 06/15/45 (Call 12/15/44)	30	36,039
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	1,240	1,231,137
5.25%, 10/01/54 (Call 04/01/54)	925	877,310

		10,770,419
MINING — 0.23%
Barrick Gold Corp.
3.85%, 04/01/22	700	744,036
4.10%, 05/01/23	362	388,856
5.25%, 04/01/42	55	60,100
Barrick North America Finance LLC
4.40%, 05/30/21	3,250	3,550,461
5.70%, 05/30/41	5,199	5,973,046
5.75%, 05/01/43	2,533	2,965,796
7.50%, 09/15/38	1,960	2,391,727
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	2,494	2,862,233
BHP Billiton Finance USA Ltd.
2.05%, 09/30/18	675	683,330
2.88%, 02/24/22	3,250	3,400,222
3.25%, 11/21/21	4,925	5,233,570

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.85%, 09/30/23[c]	$425	$463,776
4.13%, 02/24/42	2,895	3,048,864
5.00%, 09/30/43	4,734	5,602,070
6.50%, 04/01/19	2,268	2,550,908
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	250	262,933
3.70%, 03/15/23 (Call 12/15/22)	1,150	1,199,272
5.45%, 06/09/44 (Call 12/09/43)	1,075	1,167,173
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,275	2,360,676
4.88%, 03/15/42 (Call 09/15/41)	290	304,993
5.88%, 04/01/35	320	360,800
6.25%, 10/01/39	5,429	6,387,011
Placer Dome Inc.
6.45%, 10/15/35	195	222,305
Rio Tinto Alcan Inc.
5.75%, 06/01/35	220	246,283
6.13%, 12/15/33	35	40,730
7.25%, 03/15/31	1,261	1,563,720
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	5,369	5,691,549
5.20%, 11/02/40[c]	4,380	5,071,707
7.13%, 07/15/28	570	742,127
9.00%, 05/01/19	5,580	6,644,739
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	2,133	2,194,877
3.50%, 03/22/22 (Call 12/22/21)	3,026	3,220,419
4.13%, 08/21/42 (Call 02/21/42)	2,250	2,321,073
4.75%, 03/22/42 (Call 09/22/41)	625	685,373
Southern Copper Corp.
3.50%, 11/08/22	2,150	2,163,438
3.88%, 04/23/25	200	200,750
5.25%, 11/08/42	1,695	1,608,131
5.88%, 04/23/45	1,370	1,385,413
6.75%, 04/16/40	3,100	3,425,500
7.50%, 07/27/35	2,925	3,458,813
Vale Canada Ltd.
7.20%, 09/15/32	200	190,000
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	125	126,250

		93,165,050

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.05%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[c]	$4,120	$4,289,748
4.75%, 05/15/18	2,213	2,307,058
5.75%, 09/15/17	100	103,316
6.25%, 03/15/19	700	765,003
Xerox Corp.
2.75%, 03/15/19	25	24,936
2.80%, 05/15/20	2,100	2,075,818
3.50%, 08/20/20	1,000	1,009,946
3.80%, 05/15/24	550	536,719
4.50%, 05/15/21[c]	3,020	3,145,736
4.80%, 03/01/35[c]	990	945,844
6.35%, 05/15/18	2,720	2,896,800
6.75%, 12/15/39	2,160	2,178,055

		20,278,979
OIL & GAS — 1.77%
Anadarko Finance Co.
7.50%, 05/01/31	100	120,862
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	3,150	3,050,675
4.50%, 07/15/44 (Call 01/15/44)	4,520	4,089,029
6.20%, 03/15/40	45	49,907
6.38%, 09/15/17	13	13,576
6.45%, 09/15/36	5,946	6,817,684
6.60%, 03/15/46 (Call 09/15/45)	4,500	5,333,624
6.95%, 06/15/19	500	554,494
8.70%, 03/15/19	600	686,040
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)[c]	50	48,865
3.25%, 04/15/22 (Call 01/15/22)	5,250	5,358,987
3.63%, 02/01/21 (Call 11/01/20)	1,750	1,818,256
4.25%, 01/15/44 (Call 07/15/43)	125	121,493
4.75%, 04/15/43 (Call 10/15/42)	6,551	6,721,758
5.10%, 09/01/40 (Call 03/01/40)	223	231,482
5.25%, 02/01/42 (Call 08/01/41)	20	21,216
6.00%, 01/15/37	1,105	1,263,934
Apache Finance Canada Corp.
7.75%, 12/15/29	1,450	1,855,095
BP Capital Markets PLC
1.38%, 11/06/17	203	203,187
1.38%, 05/10/18	2,414	2,417,188
1.67%, 02/13/18	300	301,841

86	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.24%, 05/10/19	$2,050	$2,092,181
2.25%, 11/01/16	2,700	2,705,224
2.32%, 02/13/20	7,600	7,773,725
2.50%, 11/06/22	2,900	2,928,044
2.52%, 01/15/20	400	411,634
2.75%, 05/10/23	1,600	1,623,594
3.06%, 03/17/22	1,440	1,509,764
3.12%, 05/04/26 (Call 02/04/26)	1,785	1,842,517
3.25%, 05/06/22	2,800	2,950,667
3.51%, 03/17/25	2,030	2,165,446
3.54%, 11/04/24	2,079	2,218,288
3.56%, 11/01/21	2,600	2,794,155
3.81%, 02/10/24	224	242,622
3.99%, 09/26/23	3,000	3,286,925
4.50%, 10/01/20	2,000	2,209,087
4.74%, 03/11/21	4,966	5,568,448
4.75%, 03/10/19	5,845	6,313,277
British Transco Finance Inc.
6.63%, 06/01/18	1,700	1,839,222
Burlington Resources Finance Co.
7.20%, 08/15/31	985	1,282,450
7.40%, 12/01/31	1,634	2,159,335
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	120	122,298
3.80%, 04/15/24 (Call 01/15/24)	1,550	1,546,160
3.90%, 02/01/25 (Call 11/01/24)	1,790	1,785,191
5.85%, 02/01/35	900	931,101
5.90%, 02/01/18	950	998,122
6.25%, 03/15/38	3,250	3,534,776
6.45%, 06/30/33	800	857,324
6.50%, 02/15/37	1,355	1,485,305
6.75%, 02/01/39	50	56,611
7.20%, 01/15/32	15	17,070
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	134	133,930
1.34%, 11/09/17	2,100	2,106,138
1.35%, 11/15/17	3,000	3,012,521
1.37%, 03/02/18	1,180	1,183,848
1.56%, 05/16/19	1,000	1,005,470
1.72%, 06/24/18 (Call 05/24/18)	6,319	6,375,367
1.79%, 11/16/18	2,818	2,851,301
1.96%, 03/03/20 (Call 02/03/20)	4,000	4,057,180

Security	Principal (000s)	Value
2.10%, 05/16/21 (Call 04/15/21)	$2,000	$2,032,656
2.19%, 11/15/19 (Call 10/15/19)	630	645,123
2.36%, 12/05/22 (Call 09/05/22)	4,600	4,683,982
2.41%, 03/03/22 (Call 01/03/22)	6,090	6,237,746
2.42%, 11/17/20 (Call 10/17/20)	7,008	7,227,599
2.43%, 06/24/20 (Call 05/24/20)	4,900	5,049,613
2.57%, 05/16/23 (Call 03/16/23)	2,042	2,091,159
2.95%, 05/16/26 (Call 02/16/26)	3,000	3,122,075
3.19%, 06/24/23 (Call 03/24/23)	2,500	2,660,273
3.33%, 11/17/25 (Call 08/17/25)	1,170	1,259,929
4.95%, 03/03/19	500	543,496
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	3,291	3,442,119
5.88%, 05/01/22 (Call 05/01/17)	64	66,661
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18[c]	1,750	1,750,695
3.00%, 05/09/23	5,900	6,015,170
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,900	1,982,561
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	1,200	1,310,665
4.88%, 04/30/44	2,700	3,226,538
Conoco Funding Co.
7.25%, 10/15/31	2,626	3,456,710
ConocoPhillips
5.20%, 05/15/18	450	475,998
5.75%, 02/01/19	3,940	4,296,142
5.90%, 10/15/32	1,492	1,752,644
5.90%, 05/15/38	1,455	1,774,822
6.00%, 01/15/20	960	1,081,889
6.50%, 02/01/39	798	1,045,129
6.65%, 07/15/18	875	952,836
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	2,000	2,417,709
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	122	120,923
1.50%, 05/15/18	880	877,849
2.20%, 05/15/20 (Call 04/15/20)[c]	895	900,257
2.40%, 12/15/22 (Call 09/15/22)[c]	3,625	3,587,111
2.88%, 11/15/21 (Call 09/15/21)	3,600	3,675,395
3.35%, 11/15/24 (Call 08/15/24)[c]	1,970	2,018,620

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.35%, 05/15/25 (Call 02/15/25)	$1,325	$1,350,562
4.15%, 11/15/34 (Call 05/15/34)	1,205	1,208,305
4.20%, 03/15/21 (Call 02/15/21)[c]	200	215,296
4.30%, 11/15/44 (Call 05/15/44)[c]	2,670	2,745,423
4.95%, 03/15/26 (Call 12/15/25)	3,040	3,446,640
5.95%, 03/15/46 (Call 09/15/45)	634	803,112
ConocoPhillips Holding Co.
6.95%, 04/15/29	6,190	7,830,940
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)[c]	1,163	1,154,743
4.00%, 07/15/21 (Call 04/15/21)	3,650	3,800,380
4.75%, 05/15/42 (Call 11/15/41)	3,140	2,899,835
5.00%, 06/15/45 (Call 12/15/44)	2,855	2,729,988
5.60%, 07/15/41 (Call 01/15/41)	1,975	1,962,492
5.85%, 12/15/25 (Call 09/15/25)[c]	2,050	2,302,366
7.95%, 04/15/32	285	346,456
Devon Financing Co. LLC
7.88%, 09/30/31	100	122,158
Ecopetrol SA
4.13%, 01/16/25	3,350	3,232,750
4.25%, 09/18/18	1,750	1,813,437
5.38%, 06/26/26 (Call 03/26/26)	1,000	1,023,750
5.88%, 09/18/23	1,750	1,892,187
5.88%, 05/28/45	3,250	3,034,687
7.38%, 09/18/43	5,100	5,476,125
7.63%, 07/23/19	1,700	1,938,000
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	3,250	3,200,078
6.50%, 08/15/34	2,500	2,519,014
6.50%, 02/01/38	1,000	996,768
6.63%, 08/15/37	1,000	1,005,307
Eni USA Inc.
7.30%, 11/15/27	15	18,265
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	750	760,570
2.63%, 03/15/23 (Call 12/15/22)	1,635	1,633,632
3.90%, 04/01/35 (Call 10/01/34)	3,825	3,875,805
4.10%, 02/01/21	2,450	2,641,565
4.15%, 01/15/26 (Call 10/15/25)	1,000	1,102,184
5.10%, 01/15/36 (Call 07/15/35)	100	115,956
5.63%, 06/01/19	1,000	1,100,606
EQT Corp.
4.88%, 11/15/21	4,400	4,798,937
8.13%, 06/01/19	200	229,393

Security	Principal (000s)	Value
Exxon Mobil Corp.
1.31%, 03/06/18	$2,500	$2,505,966
1.44%, 03/01/18	1,318	1,323,736
1.71%, 03/01/19	9,345	9,437,482
1.82%, 03/15/19 (Call 02/15/19)	2,584	2,616,039
1.91%, 03/06/20 (Call 02/06/20)	2,871	2,912,271
2.22%, 03/01/21 (Call 02/01/21)	1,563	1,595,520
2.40%, 03/06/22 (Call 01/06/22)	3,418	3,507,391
2.71%, 03/06/25 (Call 12/06/24)	3,200	3,325,232
3.04%, 03/01/26 (Call 12/01/25)	2,170	2,298,318
3.18%, 03/15/24 (Call 12/15/23)	1,500	1,603,448
3.57%, 03/06/45 (Call 09/06/44)[c]	7,035	7,379,803
4.11%, 03/01/46 (Call 09/01/45)	3,622	4,149,266
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	540	523,006
5.60%, 02/15/41	5,470	5,522,595
6.00%, 01/15/40	1,335	1,372,706
7.13%, 03/15/33	930	1,035,874
7.30%, 08/15/31	1,030	1,164,340
7.88%, 10/01/29	940	1,110,486
8.13%, 02/15/19	1,850	2,091,240
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	425	446,388
4.00%, 04/15/24 (Call 01/15/24)	490	501,989
6.15%, 06/15/19	700	769,291
6.80%, 09/15/37	1,015	1,217,179
7.25%, 12/15/19	3,350	3,843,018
Kerr-McGee Corp.
6.95%, 07/01/24	1,500	1,748,968
7.88%, 09/15/31	50	60,491
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	500	483,805
2.80%, 11/01/22 (Call 08/01/22)	3,900	3,579,788
3.85%, 06/01/25 (Call 03/01/25)[c]	2,000	1,856,091
5.20%, 06/01/45 (Call 12/01/44)	3,005	2,685,692
5.90%, 03/15/18	175	182,697
6.00%, 10/01/17	2,248	2,326,727
6.60%, 10/01/37	1,081	1,102,277
6.80%, 03/15/32	25	25,906
Marathon Petroleum Corp.
2.70%, 12/14/18	1,000	1,021,286
3.40%, 12/15/20 (Call 11/15/20)	915	950,239
3.63%, 09/15/24 (Call 06/15/24)	100	100,787
4.75%, 09/15/44 (Call 03/15/44)	670	607,655

88	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.00%, 09/15/54 (Call 03/15/54)	$190	$171,372
5.13%, 03/01/21	4,350	4,836,908
5.85%, 12/15/45 (Call 06/15/45)	1,765	1,820,463
6.50%, 03/01/41 (Call 09/01/40)	2,500	2,785,257
Nabors Industries Inc.
4.63%, 09/15/21	125	116,875
5.00%, 09/15/20	1,500	1,470,000
5.10%, 09/15/23 (Call 06/15/23)	2,420	2,153,800
9.25%, 01/15/19	600	648,000
Nexen Energy ULC
6.20%, 07/30/19	2,015	2,241,285
6.40%, 05/15/37	2,774	3,742,154
7.50%, 07/30/39	7,850	11,911,590
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	2,905	3,081,043
5.05%, 11/15/44 (Call 05/15/44)	40	39,834
5.25%, 11/15/43 (Call 05/15/43)	3,915	3,927,227
6.00%, 03/01/41 (Call 09/01/40)	3,675	3,981,320
8.25%, 03/01/19	1,800	2,052,180
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	150	150,416
2.60%, 04/15/22 (Call 03/15/22)	2,134	2,180,423
3.13%, 02/15/22 (Call 11/15/21)	4,325	4,535,859
3.40%, 04/15/26 (Call 01/15/26)	2,590	2,732,877
3.50%, 06/15/25 (Call 03/15/25)	2,200	2,342,241
4.40%, 04/15/46 (Call 10/15/45)	2,485	2,766,052
4.63%, 06/15/45 (Call 12/15/44)	930	1,062,670
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,520	1,651,408
Petro-Canada
5.35%, 07/15/33	25	28,037
5.95%, 05/15/35	25	30,344
6.05%, 05/15/18	150	160,667
6.80%, 05/15/38	1,995	2,667,515
Petroleos Mexicanos
3.13%, 01/23/19	750	759,360
3.50%, 07/18/18	1,650	1,688,918
3.50%, 01/30/23	6,745	6,544,949
4.25%, 01/15/25	1,000	1,001,432
4.50%, 01/23/26	5,700	5,721,928
4.88%, 01/24/22	3,520	3,671,387
4.88%, 01/18/24	3,850	4,008,595
5.50%, 01/21/21	5,121	5,518,842
5.50%, 06/27/44	7,934	7,535,676

Security	Principal (000s)	Value
5.63%, 01/23/46	$8,045	$7,750,814
5.75%, 03/01/18	4,195	4,416,641
6.00%, 03/05/20	2,700	2,950,981
6.38%, 01/23/45	5,205	5,478,293
6.50%, 06/02/41	10,419	11,032,663
6.63%, 06/15/35	4,394	4,748,372
6.63%, 06/15/38	1,050	1,118,271
8.00%, 05/03/19	14,783	16,725,850
Phillips 66
2.95%, 05/01/17	3,360	3,398,942
4.30%, 04/01/22	4,740	5,186,930
4.65%, 11/15/34 (Call 05/15/34)	765	834,995
4.88%, 11/15/44 (Call 05/15/44)	3,020	3,379,624
5.88%, 05/01/42	3,855	4,829,540
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	210	216,531
3.95%, 07/15/22 (Call 04/15/22)	4,975	5,236,089
4.45%, 01/15/26 (Call 10/15/25)	500	547,496
6.88%, 05/01/18	250	269,033
Shell International Finance BV
1.13%, 08/21/17	2,228	2,228,632
1.25%, 11/10/17	3,415	3,421,216
1.38%, 05/10/19	2,700	2,701,453
1.63%, 11/10/18	3,150	3,172,337
1.88%, 05/10/21	2,798	2,803,508
2.00%, 11/15/18	5,326	5,407,284
2.13%, 05/11/20	5,453	5,549,186
2.25%, 11/10/20	1,385	1,413,938
2.25%, 01/06/23	2,100	2,110,020
2.38%, 08/21/22	3,485	3,542,291
2.88%, 05/10/26	1,500	1,537,839
3.25%, 05/11/25	3,705	3,927,127
3.40%, 08/12/23	1,125	1,206,351
3.63%, 08/21/42	2,215	2,177,376
4.00%, 05/10/46	2,500	2,621,563
4.13%, 05/11/35	5,715	6,261,569
4.30%, 09/22/19	10,925	11,834,493
4.38%, 03/25/20	2,150	2,349,694
4.38%, 05/11/45	4,830	5,332,603
4.55%, 08/12/43	7,580	8,536,707
5.50%, 03/25/40	655	820,522
6.38%, 12/15/38	2,954	4,058,910

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Statoil ASA
1.80%, 11/23/16[c]	$1,000	$1,001,892
1.95%, 11/08/18	900	910,312
2.45%, 01/17/23	554	562,560
2.65%, 01/15/24	1,200	1,225,127
3.13%, 08/17/17	6,125	6,243,505
3.15%, 01/23/22	6,400	6,764,154
3.70%, 03/01/24	1,000	1,089,539
3.95%, 05/15/43	3,227	3,420,984
4.80%, 11/08/43	3,200	3,844,872
5.10%, 08/17/40	2,000	2,443,219
5.25%, 04/15/19	10,010	10,956,755
7.15%, 01/15/29	500	688,735
7.75%, 06/15/23	500	645,971
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	1,035	1,092,533
6.10%, 06/01/18	3,151	3,383,536
6.50%, 06/15/38	6,403	8,406,306
6.85%, 06/01/39	1,766	2,422,390
Tosco Corp.
7.80%, 01/01/27	2,200	2,875,778
8.13%, 02/15/30	725	981,995
Total Capital Canada Ltd.
2.75%, 07/15/23	269	278,578
Total Capital International SA
2.10%, 06/19/19	200	204,082
2.13%, 01/10/19	250	254,748
2.70%, 01/25/23	2,350	2,428,449
2.75%, 06/19/21	2,750	2,878,526
2.88%, 02/17/22	2,900	3,033,586
3.75%, 04/10/24	3,400	3,732,554
Total Capital SA
2.13%, 08/10/18	10,000	10,173,971
4.13%, 01/28/21	50	54,948
4.45%, 06/24/20	7,050	7,781,895
Valero Energy Corp.
3.65%, 03/15/25[c]	600	616,009
4.90%, 03/15/45[c]	200	197,644
6.13%, 02/01/20	200	226,539
6.63%, 06/15/37	6,896	8,050,089
7.50%, 04/15/32	865	1,076,202
9.38%, 03/15/19	1,919	2,267,391
10.50%, 03/15/39	325	486,653

Security	Principal (000s)	Value
XTO Energy Inc.
5.50%, 06/15/18	$2,700	$2,897,550
6.75%, 08/01/37	525	783,891

		732,408,366
OIL & GAS SERVICES — 0.12%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	3,450	3,590,782
5.13%, 09/15/40	995	1,104,874
FMC Technologies Inc.
2.00%, 10/01/17	50	49,603
3.45%, 10/01/22 (Call 07/01/22)	2,025	1,965,060
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	262	271,963
3.50%, 08/01/23 (Call 05/01/23)	4,058	4,175,129
3.80%, 11/15/25 (Call 08/15/25)	6,818	7,048,872
4.50%, 11/15/41 (Call 05/15/41)	2,186	2,229,350
4.75%, 08/01/43 (Call 02/01/43)	1,301	1,378,481
4.85%, 11/15/35 (Call 05/15/35)	645	692,165
5.00%, 11/15/45 (Call 05/15/45)	5,468	6,011,275
6.15%, 09/15/19	3,450	3,880,461
6.70%, 09/15/38	770	988,997
7.45%, 09/15/39	2,893	4,042,384
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	5,019	4,678,378
3.95%, 12/01/42 (Call 06/01/42)	1,465	1,155,242
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	1,700	1,695,426
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	3,090	3,335,666

		48,294,108
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	1,500	1,638,203
6.80%, 08/01/19	525	589,613
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	200	208,283
3.90%, 06/15/22 (Call 03/15/22)	750	796,774
4.50%, 11/01/23 (Call 08/01/23)	2,000	2,183,658
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	820	881,639
5.75%, 11/01/40 (Call 05/01/40)	2,978	3,551,736
WestRock RKT Co.
3.50%, 03/01/20	500	521,252

90	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.00%, 03/01/23 (Call 12/01/22)	$800	$844,426
4.90%, 03/01/22	575	644,536

		11,860,120
PHARMACEUTICALS — 1.36%
Abbott Laboratories
4.13%, 05/27/20	1,700	1,840,284
5.13%, 04/01/19	2,310	2,518,033
5.30%, 05/27/40	1,495	1,796,801
6.00%, 04/01/39	895	1,171,015
6.15%, 11/30/37	1,100	1,463,337
AbbVie Inc.
1.75%, 11/06/17	5,350	5,372,092
1.80%, 05/14/18	4,145	4,166,805
2.00%, 11/06/18	5,350	5,397,295
2.30%, 05/14/21 (Call 04/14/21)	1,020	1,031,141
2.50%, 05/14/20 (Call 04/14/20)	2,655	2,715,057
2.85%, 05/14/23 (Call 03/14/23)	3,400	3,452,982
2.90%, 11/06/22	6,995	7,182,154
3.20%, 11/06/22 (Call 09/06/22)	7,806	8,140,035
3.20%, 05/14/26 (Call 02/14/26)	1,780	1,824,024
3.60%, 05/14/25 (Call 02/14/25)	2,605	2,751,047
4.30%, 05/14/36 (Call 11/14/35)	1,500	1,585,166
4.40%, 11/06/42	3,549	3,761,443
4.45%, 05/14/46 (Call 11/14/45)	1,535	1,645,659
4.50%, 05/14/35 (Call 11/14/34)	12,775	13,805,665
4.70%, 05/14/45 (Call 11/14/44)	7,960	8,856,857
Actavis Funding SCS
2.35%, 03/12/18	2,536	2,566,736
3.00%, 03/12/20 (Call 02/12/20)	7,913	8,169,808
3.45%, 03/15/22 (Call 01/15/22)	3,195	3,341,697
3.80%, 03/15/25 (Call 12/15/24)	9,499	10,025,396
3.85%, 06/15/24 (Call 03/15/24)	3,040	3,219,721
4.55%, 03/15/35 (Call 09/15/34)	7,219	7,747,235
4.75%, 03/15/45 (Call 09/15/44)	2,803	3,086,234
4.85%, 06/15/44 (Call 12/15/43)	930	1,034,438
Actavis Inc.
1.88%, 10/01/17	3,250	3,257,959
3.25%, 10/01/22 (Call 07/01/22)	5,450	5,625,471
4.63%, 10/01/42 (Call 04/01/42)	2,950	3,170,663
6.13%, 08/15/19	857	959,151
Allergan Inc./U.S.
1.35%, 03/15/18	750	746,644
2.80%, 03/15/23 (Call 12/15/22)	4,300	4,282,416
3.38%, 09/15/20	5,647	5,906,331

Security	Principal (000s)	Value
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	$2,750	$2,913,754
4.25%, 03/01/45 (Call 09/01/44)	75	82,466
4.88%, 11/15/19	300	328,559
AstraZeneca PLC
1.75%, 11/16/18	3,250	3,282,033
1.95%, 09/18/19	250	254,054
2.38%, 11/16/20	2,100	2,158,967
3.38%, 11/16/25	4,200	4,500,894
4.00%, 09/18/42	1,180	1,259,827
4.38%, 11/16/45	2,790	3,152,674
5.90%, 09/15/17	2,546	2,667,925
6.45%, 09/15/37	7,083	9,813,466
Baxalta Inc.
2.00%, 06/22/18	280	280,267
2.88%, 06/23/20 (Call 05/23/20)	1,055	1,073,484
3.60%, 06/23/22 (Call 04/23/22)	340	354,455
4.00%, 06/23/25 (Call 03/23/25)	6,508	6,935,883
5.25%, 06/23/45 (Call 12/23/44)	1,793	2,110,379
Bristol-Myers Squibb Co.
0.88%, 08/01/17	1,600	1,598,679
2.00%, 08/01/22	4,711	4,755,476
3.25%, 11/01/23	1,950	2,129,823
3.25%, 08/01/42	1,750	1,794,100
5.88%, 11/15/36	2,040	2,727,663
Cardinal Health Inc.
1.70%, 03/15/18	3,600	3,613,886
1.95%, 06/15/18	1,600	1,612,775
3.20%, 06/15/22	2,850	2,983,361
3.50%, 11/15/24 (Call 08/15/24)	1,000	1,066,605
3.75%, 09/15/25 (Call 06/15/25)	840	910,739
4.50%, 11/15/44 (Call 05/15/44)	2,075	2,274,356
4.60%, 03/15/43	565	622,315
4.90%, 09/15/45 (Call 03/15/45)	212	247,187
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,500	1,568,156
Eli Lilly & Co.
1.25%, 03/01/18	749	750,717
1.95%, 03/15/19	2,690	2,729,849
2.75%, 06/01/25 (Call 03/01/25)	485	512,566
3.70%, 03/01/45 (Call 09/01/44)	755	823,353
5.50%, 03/15/27	700	901,080
5.55%, 03/15/37	3,223	4,254,006

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Express Scripts Holding Co.
2.25%, 06/15/19	$2,696	$2,735,869
3.30%, 02/25/21 (Call 01/25/21)	200	210,204
3.40%, 03/01/27 (Call 12/01/26)	3,000	3,028,874
3.50%, 06/15/24 (Call 03/15/24)	1,350	1,402,735
3.90%, 02/15/22	4,734	5,099,866
4.50%, 02/25/26 (Call 11/27/25)	3,100	3,415,295
4.75%, 11/15/21	2,600	2,913,351
6.13%, 11/15/41	3,195	3,985,223
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	1,050	1,100,057
4.20%, 03/18/43	10	11,725
5.65%, 05/15/18	5,789	6,217,846
6.38%, 05/15/38	7,300	10,646,501
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	7,520	7,890,430
Johnson & Johnson
1.13%, 11/21/17	157	157,379
1.65%, 12/05/18	2,850	2,888,384
1.65%, 03/01/21 (Call 02/01/21)	1,966	1,984,389
1.88%, 12/05/19	50	51,069
2.05%, 03/01/23 (Call 01/01/23)	1,400	1,425,999
2.45%, 03/01/26 (Call 12/01/25)	5,861	6,058,244
2.95%, 09/01/20	130	137,912
3.38%, 12/05/23	3,700	4,089,903
3.55%, 05/15/21	1,500	1,640,553
3.55%, 03/01/36 (Call 09/01/35)	3,405	3,818,066
3.70%, 03/01/46 (Call 09/01/45)	3,925	4,514,765
4.38%, 12/05/33 (Call 06/05/33)	2,010	2,452,998
4.50%, 09/01/40	695	882,457
4.50%, 12/05/43 (Call 06/05/43)	34	43,870
4.85%, 05/15/41[c]	850	1,126,939
4.95%, 05/15/33	125	162,069
5.15%, 07/15/18	1,500	1,613,833
5.55%, 08/15/17	6,250	6,523,077
5.85%, 07/15/38	35	51,074
5.95%, 08/15/37	3,295	4,913,288
6.95%, 09/01/29	540	796,286
McKesson Corp.
1.40%, 03/15/18	1,676	1,676,111
2.28%, 03/15/19	525	534,498
2.70%, 12/15/22 (Call 09/15/22)	2,175	2,213,832
2.85%, 03/15/23 (Call 12/15/22)	2,300	2,357,550

Security	Principal (000s)	Value
3.80%, 03/15/24 (Call 12/15/23)	$1,025	$1,110,266
4.75%, 03/01/21 (Call 12/01/20)	1,950	2,160,720
4.88%, 03/15/44 (Call 09/15/43)	325	385,524
6.00%, 03/01/41 (Call 09/01/40)	2,015	2,622,826
7.50%, 02/15/19	3,000	3,420,260
Mead Johnson Nutrition Co.
3.00%, 11/15/20	1,640	1,700,373
4.13%, 11/15/25 (Call 08/15/25)	470	513,611
4.60%, 06/01/44 (Call 12/01/43)	2,124	2,305,411
5.90%, 11/01/39	1,800	2,241,789
Medco Health Solutions Inc.
4.13%, 09/15/20	500	538,388
Merck & Co. Inc.
1.10%, 01/31/18	350	350,266
1.30%, 05/18/18	3,050	3,060,548
1.85%, 02/10/20	1,000	1,015,714
2.35%, 02/10/22	100	102,677
2.40%, 09/15/22 (Call 06/15/22)	100	102,836
2.75%, 02/10/25 (Call 11/10/24)	2,920	3,051,214
2.80%, 05/18/23	9,674	10,146,050
3.60%, 09/15/42 (Call 03/15/42)	650	682,594
3.70%, 02/10/45 (Call 08/10/44)	4,670	4,984,726
3.88%, 01/15/21 (Call 10/15/20)	4,677	5,103,597
4.15%, 05/18/43	3,625	4,135,807
6.50%, 12/01/33	1,940	2,733,212
6.55%, 09/15/37	2,270	3,282,918
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	4,568	5,028,843
5.85%, 06/30/39	25	34,050
5.95%, 12/01/28	1,605	2,142,157
Mylan Inc.
2.60%, 06/24/18	50	50,669
5.40%, 11/29/43 (Call 05/29/43)	2,420	2,677,135
Mylan NV
3.00%, 12/15/18[d]	2,500	2,558,694
3.95%, 06/15/26 (Call 03/15/26)[d]	3,000	3,096,597
5.25%, 06/15/46 (Call 12/15/45)[d]	5,500	6,026,804
Novartis Capital Corp.
2.40%, 09/21/22	3,799	3,922,394
3.00%, 11/20/25 (Call 08/20/25)	2,000	2,131,451
3.40%, 05/06/24	3,578	3,922,534
3.70%, 09/21/42	1,748	1,883,079
4.00%, 11/20/45 (Call 05/20/45)	3,125	3,555,509
4.40%, 05/06/44	5,718	6,856,283

92	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Novartis Securities Investment Ltd.
5.13%, 02/10/19	$10,835	$11,840,281
Owens & Minor Inc.
3.88%, 09/15/21	800	825,660
4.38%, 12/15/24 (Call 09/15/24)	3,300	3,402,890
Perrigo Co. PLC
2.30%, 11/08/18	500	501,634
4.00%, 11/15/23 (Call 08/15/23)	2,380	2,442,684
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	265	272,937
3.50%, 12/15/21 (Call 10/15/21)	1,500	1,540,326
3.90%, 12/15/24 (Call 09/15/24)	1,000	1,012,473
4.38%, 03/15/26 (Call 12/15/25)	1,800	1,880,563
4.90%, 12/15/44 (Call 06/15/44)	1,000	995,775
Pfizer Inc.
1.50%, 06/15/18	8,810	8,857,291
1.95%, 06/03/21	2,800	2,830,436
2.10%, 05/15/19	1,113	1,137,952
2.75%, 06/03/26	1,485	1,540,576
3.00%, 06/15/23	250	266,301
3.40%, 05/15/24	1,975	2,164,270
4.30%, 06/15/43	4,800	5,484,170
4.40%, 05/15/44	1,980	2,303,033
5.60%, 09/15/40	1,000	1,308,842
6.20%, 03/15/19	14,096	15,776,137
7.20%, 03/15/39	2,460	3,754,703
Pharmacia LLC
6.50%, 12/01/18	700	781,342
6.60%, 12/01/28	5,880	8,147,008
Sanofi
1.25%, 04/10/18	2,800	2,804,641
4.00%, 03/29/21	2,333	2,565,008
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	1,200	1,202,690
2.95%, 12/18/22	100	101,548
Series 2
3.65%, 11/10/21	4,784	5,078,760
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	40	51,232

Security	Principal (000s)	Value
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[c]	$2,855	$3,030,907
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	2,750	2,770,517
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/18	1,250	1,249,635
1.70%, 07/19/19	3,485	3,491,397
2.20%, 07/21/21	3,465	3,463,239
2.80%, 07/21/23	3,945	3,964,834
3.15%, 10/01/26	3,995	4,029,495
4.10%, 10/01/46	6,770	6,901,684
Wyeth LLC
5.95%, 04/01/37	2,720	3,639,939
6.00%, 02/15/36	555	742,271
6.45%, 02/01/24	1,100	1,399,378
6.50%, 02/01/34	558	763,586
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	3,264	3,361,834
3.45%, 11/13/20 (Call 10/13/20)	970	1,010,430
4.50%, 11/13/25 (Call 08/13/25)	1,090	1,220,317
4.70%, 02/01/43 (Call 08/01/42)	5,725	6,148,200

		561,131,444
PIPELINES — 0.87%
Boardwalk Pipelines LLC
5.75%, 09/15/19	500	534,300
Boardwalk Pipelines LP
5.88%, 11/15/16	18	18,143
5.95%, 06/01/26 (Call 03/01/26)	1,095	1,192,813
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	3,500	3,297,698
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	1,650	1,665,454
4.15%, 07/01/23 (Call 04/01/23)	2,975	2,959,305
4.35%, 10/15/24 (Call 07/15/24)	1,000	1,007,369
4.88%, 02/01/21 (Call 11/01/20)	300	320,297
5.60%, 10/15/44 (Call 04/15/44)	950	939,636
5.85%, 11/15/43 (Call 05/15/43)	1,125	1,143,608
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	2,985	3,189,590
5.85%, 01/15/41 (Call 07/15/40)	608	729,567

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.00%, 05/15/18	$1,220	$1,299,355
6.63%, 11/01/37	345	431,935
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	3,543	3,823,434
5.80%, 06/01/45 (Call 12/01/44)	1,050	1,252,237
Copano Energy LLC/Copano Energy Finance Corp.
7.13%, 04/01/21 (Call 10/03/16)	1,200	1,242,000
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	652,400
8.63%, 01/15/22	2,825	3,484,505
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	1,150	1,116,075
3.90%, 05/15/24 (Call 02/15/24)	675	635,438
5.00%, 05/15/44 (Call 11/15/43)	40	33,899
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,959,847
4.38%, 10/15/20 (Call 09/15/20)	1,000	1,039,145
5.20%, 03/15/20	125	132,952
5.50%, 09/15/40 (Call 03/15/40)	390	391,138
5.88%, 10/15/25 (Call 07/15/25)[c]	3,000	3,329,366
7.38%, 10/15/45 (Call 04/15/45)	1,000	1,238,655
9.88%, 03/01/19	400	466,242
Series B
6.50%, 04/15/18	1,250	1,325,625
7.50%, 04/15/38	870	1,011,926
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	3,050	2,915,562
4.50%, 06/10/44 (Call 12/10/43)	1,355	1,166,977
Energy Transfer Partners LP
2.50%, 06/15/18	575	576,537
3.60%, 02/01/23 (Call 11/01/22)	4,970	4,894,579
4.15%, 10/01/20 (Call 08/01/20)	2,275	2,372,666
4.65%, 06/01/21 (Call 03/01/21)	1,738	1,848,017
4.75%, 01/15/26 (Call 10/15/25)	1,025	1,073,773
4.90%, 03/15/35 (Call 09/15/34)	1,290	1,218,238
5.15%, 02/01/43 (Call 08/01/42)	380	355,176
5.15%, 03/15/45 (Call 09/15/44)	5,555	5,293,699
5.20%, 02/01/22 (Call 11/01/21)	3,470	3,758,466
5.95%, 10/01/43 (Call 04/01/43)	25	25,927
6.05%, 06/01/41 (Call 12/01/40)	65	66,858
6.13%, 12/15/45 (Call 06/15/45)	25	26,948
6.50%, 02/01/42 (Call 08/01/41)	4,575	4,944,772

Security	Principal (000s)	Value
6.63%, 10/15/36	$30	$32,253
6.70%, 07/01/18	1,500	1,612,266
7.50%, 07/01/38	675	790,147
7.60%, 02/01/24 (Call 11/01/23)	3,000	3,441,921
9.70%, 03/15/19	2,362	2,726,939
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	1,000	945,795
4.40%, 04/01/24 (Call 01/01/24)	2,043	1,982,783
4.85%, 07/15/26 (Call 04/15/26)	500	495,376
5.05%, 04/01/45 (Call 10/01/44)	500	427,708
5.60%, 04/01/44 (Call 10/01/43)	360	326,007
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	2,235	2,280,728
2.85%, 04/15/21 (Call 03/15/21)	1,065	1,093,311
3.35%, 03/15/23 (Call 12/15/22)	2,450	2,524,547
3.70%, 02/15/26 (Call 11/15/25)	2,495	2,590,013
3.75%, 02/15/25 (Call 11/15/24)	3,250	3,397,536
3.90%, 02/15/24 (Call 11/15/23)	3,580	3,787,717
3.95%, 02/15/27 (Call 11/15/26)	670	708,147
4.45%, 02/15/43 (Call 08/15/42)	55	55,188
4.85%, 08/15/42 (Call 02/15/42)	4,343	4,587,107
4.85%, 03/15/44 (Call 09/15/43)	4,511	4,772,789
4.90%, 05/15/46 (Call 11/15/45)	1,745	1,879,252
4.95%, 10/15/54 (Call 04/15/54)	125	127,198
5.10%, 02/15/45 (Call 08/15/44)	5,103	5,606,523
5.25%, 01/31/20	540	596,106
5.95%, 02/01/41	1,910	2,255,243
6.13%, 10/15/39	1,245	1,478,185
6.45%, 09/01/40	150	184,366
6.50%, 01/31/19	2,600	2,890,325
7.55%, 04/15/38	30	40,146
Series D
6.88%, 03/01/33	265	329,692
Series H
6.65%, 10/15/34	2,025	2,495,204
Series L
6.30%, 09/15/17	2,451	2,569,314
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	1,650	1,582,875
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	2,050	2,071,365
3.45%, 02/15/23 (Call 11/15/22)	1,325	1,312,201

94	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.50%, 03/01/21 (Call 01/01/21)	$1,610	$1,663,657
3.50%, 09/01/23 (Call 06/01/23)	2,050	2,028,794
3.95%, 09/01/22 (Call 06/01/22)	1,110	1,151,623
4.15%, 02/01/24 (Call 11/01/23)	6,008	6,131,752
4.25%, 09/01/24 (Call 06/01/24)	25	25,634
4.30%, 05/01/24 (Call 02/01/24)	1,010	1,037,833
4.70%, 11/01/42 (Call 05/01/42)	55	50,884
5.00%, 10/01/21 (Call 07/01/21)	1,939	2,104,960
5.00%, 08/15/42 (Call 02/15/42)	105	100,190
5.00%, 03/01/43 (Call 09/01/42)	65	61,995
5.30%, 09/15/20	2,635	2,876,378
5.40%, 09/01/44 (Call 03/01/44)	1,155	1,150,438
5.50%, 03/01/44 (Call 09/01/43)	1,690	1,719,287
5.63%, 09/01/41	300	303,934
5.80%, 03/15/35	25	25,637
5.95%, 02/15/18	900	949,466
6.38%, 03/01/41	50	53,889
6.50%, 04/01/20	767	859,455
6.50%, 02/01/37	25	26,990
6.50%, 09/01/39	505	547,721
6.55%, 09/15/40	515	562,776
6.85%, 02/15/20	750	845,917
6.95%, 01/15/38	3,170	3,601,374
7.30%, 08/15/33	525	610,650
7.40%, 03/15/31	75	87,332
7.50%, 11/15/40	51	60,127
9.00%, 02/01/19	150	172,133
Kinder Morgan Inc./DE
2.00%, 12/01/17	129	128,373
3.05%, 12/01/19 (Call 11/01/19)	2,935	3,005,954
4.30%, 06/01/25 (Call 03/01/25)[c]	5,670	5,887,200
5.05%, 02/15/46 (Call 08/15/45)	3,730	3,582,200
5.30%, 12/01/34 (Call 06/01/34)	6,965	6,926,060
5.55%, 06/01/45 (Call 12/01/44)	3,953	4,080,294
7.25%, 06/01/18	150	162,675
7.75%, 01/15/32	150	180,717
7.80%, 08/01/31	25	30,172
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	100	100,590
4.20%, 12/01/42 (Call 06/01/42)	400	385,929
4.20%, 03/15/45 (Call 09/15/44)	150	145,680
4.25%, 02/01/21	2,000	2,151,465
5.15%, 10/15/43 (Call 04/15/43)	525	579,559

Security	Principal (000s)	Value
6.40%, 05/01/37	$1,250	$1,552,246
6.55%, 07/15/19	350	393,658
MPLX LP
4.50%, 07/15/23 (Call 04/15/23)[d]	2,000	2,011,120
4.88%, 12/01/24 (Call 09/01/24)[d]	4,000	4,096,400
5.50%, 02/15/23 (Call 08/15/17)[d]	3,000	3,105,000
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,650	1,646,553
3.20%, 09/15/18 (Call 08/15/18)	4,000	4,064,982
3.38%, 10/01/22 (Call 07/01/22)	2,900	2,922,099
4.90%, 03/15/25 (Call 12/15/24)	11	11,855
6.13%, 02/01/41 (Call 08/01/40)	3,775	4,072,032
6.20%, 09/15/43 (Call 03/15/43)	50	55,246
6.65%, 10/01/36	750	822,400
6.85%, 10/15/37	750	857,337
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	2,500	2,505,242
4.68%, 02/15/45 (Call 08/15/44)	35	33,681
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,835	2,847,627
2.85%, 01/31/23 (Call 10/31/22)	100	94,423
3.60%, 11/01/24 (Call 08/01/24)	2,154	2,084,327
3.65%, 06/01/22 (Call 03/01/22)	2,208	2,226,540
3.85%, 10/15/23 (Call 07/15/23)	15	14,917
4.65%, 10/15/25 (Call 07/15/25)[c]	4,900	5,073,326
4.70%, 06/15/44 (Call 12/15/43)	221	195,166
4.90%, 02/15/45 (Call 08/15/44)	1,015	924,152
5.00%, 02/01/21 (Call 11/01/20)[c]	3,575	3,834,199
5.15%, 06/01/42 (Call 12/01/41)	1,205	1,116,336
6.50%, 05/01/18	1,047	1,117,647
6.65%, 01/15/37	933	1,035,617
8.75%, 05/01/19	640	737,966
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	325	326,553
5.00%, 10/01/22 (Call 07/01/22)	3,147	3,337,766
5.50%, 04/15/23 (Call 10/15/17)	2,000	2,057,500
5.75%, 09/01/20 (Call 06/01/20)	2,200	2,406,576
5.88%, 03/01/22 (Call 12/01/21)	2,000	2,192,887
Southern Natural Gas Co. LLC
8.00%, 03/01/32	1,030	1,268,350

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	$2,865	$3,080,520
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	2,564	2,524,078
6.20%, 04/15/18	150	158,775
7.50%, 09/15/38	450	549,121
8.00%, 10/01/19	1,900	2,189,576
Spectra Energy Partners LP
2.95%, 09/25/18 (Call 08/25/18)	1,256	1,279,201
3.50%, 03/15/25 (Call 12/15/24)	2,380	2,440,583
4.50%, 03/15/45 (Call 09/15/44)	3,400	3,505,834
4.60%, 06/15/21 (Call 03/15/21)	742	804,127
5.95%, 09/25/43 (Call 03/25/43)	290	344,290
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,770	1,758,047
3.90%, 07/15/26 (Call 04/15/26)	365	368,241
4.65%, 02/15/22	1,986	2,146,556
5.30%, 04/01/44 (Call 10/01/43)	2,460	2,514,329
5.35%, 05/15/45 (Call 11/15/44)	1,005	1,035,010
6.10%, 02/15/42	1,700	1,856,669
6.85%, 02/15/40	140	162,132
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	1,225	1,221,192
4.65%, 06/15/21 (Call 03/15/21)	1,030	1,069,190
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	2,910	3,487,389
Texas Eastern Transmission LP
7.00%, 07/15/32	190	235,385
TransCanada PipeLines Ltd.
1.63%, 11/09/17	41	40,990
1.88%, 01/12/18	1,485	1,488,567
2.50%, 08/01/22	1,700	1,701,768
3.13%, 01/15/19	1,125	1,156,688
3.75%, 10/16/23 (Call 07/16/23)[c]	1,750	1,873,803
3.80%, 10/01/20	1,045	1,110,749
4.63%, 03/01/34 (Call 12/01/33)	2,825	3,081,403
4.88%, 01/15/26 (Call 10/15/25)	2,945	3,398,346
5.00%, 10/16/43 (Call 04/16/43)	101	116,946
5.60%, 03/31/34	700	832,788

Security	Principal (000s)	Value
5.85%, 03/15/36	$2,150	$2,626,940
6.10%, 06/01/40	2,355	2,990,943
6.50%, 08/15/18	400	435,593
7.13%, 01/15/19	2,544	2,841,097
7.25%, 08/15/38	2,546	3,548,393
7.63%, 01/15/39	3,317	4,905,464
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	4,760
5.40%, 08/15/41 (Call 02/15/41)	1,215	1,305,052
7.85%, 02/01/26 (Call 11/01/25)[d]	3,175	4,094,412
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,819,392
5.38%, 06/01/21 (Call 03/01/21)	2,250	2,445,627
5.45%, 04/01/44 (Call 10/01/43)	35	34,373
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	950	923,590
3.60%, 03/15/22 (Call 01/15/22)	2,302	2,281,742
3.90%, 01/15/25 (Call 10/15/24)	1,200	1,190,193
4.00%, 11/15/21 (Call 08/15/21)	1,500	1,541,400
4.00%, 09/15/25 (Call 06/15/25)	3,015	3,010,876
4.13%, 11/15/20 (Call 08/15/20)	2,305	2,384,522
4.30%, 03/04/24 (Call 12/04/23)	3,023	3,091,440
4.90%, 01/15/45 (Call 07/15/44)	1,500	1,424,003
5.10%, 09/15/45 (Call 03/15/45)	25	24,457
5.25%, 03/15/20	1,275	1,371,263
5.40%, 03/04/44 (Call 09/04/43)	40	40,127
5.80%, 11/15/43 (Call 05/15/43)	653	677,615
6.30%, 04/15/40	3,750	4,087,346
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	3,263	3,311,945
4.88%, 03/15/24 (Call 03/15/19)	2,750	2,784,375
6.13%, 07/15/22 (Call 01/15/17)	2,650	2,742,750

		361,069,825
REAL ESTATE — 0.03%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	500	519,576
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,100	1,117,643

96	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	$3,789	$3,969,057
5.25%, 03/15/25 (Call 12/15/24)	2,050	2,174,540
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	415	446,294
4.25%, 08/15/23 (Call 05/15/23)	1,750	1,939,284
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	500	517,646
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	300	293,300
4.60%, 04/01/24 (Call 01/01/24)	1,434	1,468,178

		12,445,518
REAL ESTATE INVESTMENT TRUSTS — 0.60%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	1,000	1,000,594
3.90%, 06/15/23 (Call 03/15/23)	500	516,949
4.30%, 01/15/26 (Call 10/15/25)	40	42,101
4.50%, 07/30/29 (Call 04/30/29)	20	20,646
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,603,694
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	325	339,539
3.38%, 10/15/26 (Call 07/15/26)	785	801,977
3.40%, 02/15/19	2,265	2,356,966
3.45%, 09/15/21	725	761,598
3.50%, 01/31/23	4,050	4,230,116
4.00%, 06/01/25 (Call 03/01/25)	2,825	3,031,399
4.40%, 02/15/26 (Call 11/15/25)	105	115,694
4.50%, 01/15/18	2,050	2,132,460
4.70%, 03/15/22	3,368	3,730,483
5.00%, 02/15/24	4,470	5,089,173
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	509,579
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,158,575
2.95%, 05/11/26 (Call 02/11/26)	250	251,665
3.45%, 06/01/25 (Call 03/03/25)	1,150	1,207,206
3.50%, 11/15/25 (Call 08/15/25)	230	242,321
3.63%, 10/01/20 (Call 07/01/20)	50	53,021
3.95%, 01/15/21 (Call 10/15/20)	1,700	1,814,503
4.20%, 12/15/23 (Call 09/16/23)	250	275,266
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	3,625	3,749,271
3.65%, 02/01/26 (Call 11/03/25)	1,645	1,754,832

Security	Principal (000s)	Value
3.70%, 11/15/18 (Call 08/17/18)	$2,457	$2,558,868
3.80%, 02/01/24 (Call 11/01/23)	2,713	2,917,490
3.85%, 02/01/23 (Call 11/01/22)	450	484,018
4.13%, 05/15/21 (Call 02/15/21)	50	54,217
5.63%, 11/15/20 (Call 08/15/20)	675	766,764
5.88%, 10/15/19 (Call 07/17/19)	2,275	2,536,976
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	600	612,640
4.55%, 10/01/29 (Call 07/01/29)	715	745,488
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	875	875,921
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,247,799
4.63%, 06/15/21 (Call 03/15/21)	122	133,164
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	4,200	4,120,614
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	2,250	2,240,768
3.70%, 06/15/21 (Call 04/15/21)	2,650	2,708,690
5.25%, 02/15/24 (Call 11/15/23)	940	990,755
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	905	904,541
3.40%, 02/15/21 (Call 01/15/21)	2,080	2,181,670
3.70%, 06/15/26 (Call 03/15/26)	855	897,124
4.45%, 02/15/26 (Call 11/15/25)	1,000	1,104,136
5.25%, 01/15/23	5,025	5,729,003
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	500	501,960
4.38%, 12/15/23 (Call 09/15/23)	500	537,777
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	3,500	3,511,304
3.50%, 01/15/21 (Call 11/15/20)	20	20,471
3.63%, 02/01/25 (Call 11/01/24)	15	15,219
4.25%, 02/01/26 (Call 11/01/25)	1,217	1,294,057
4.63%, 07/15/22 (Call 04/15/22)	150	162,277
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	1,000	1,038,667
3.63%, 10/01/22 (Call 07/03/22)	3,350	3,455,826
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,415,468
5.25%, 03/15/21 (Call 12/15/20)	1,500	1,671,286
Duke Realty LP
3.88%, 02/15/21 (Call 12/15/20)	850	899,724
3.88%, 10/15/22 (Call 07/15/22)	1,750	1,862,859
4.38%, 06/15/22 (Call 03/15/22)	1,345	1,463,731

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	$1,000	$1,002,152
5.75%, 08/15/22 (Call 05/15/22)	250	271,059
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	201,799
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)	50	51,260
3.38%, 06/01/25 (Call 03/01/25)[c]	8	8,396
4.50%, 07/01/44 (Call 01/01/44)	2,065	2,329,224
4.50%, 06/01/45 (Call 12/01/44)	580	657,816
4.63%, 12/15/21 (Call 09/15/21)	100	112,111
4.75%, 07/15/20 (Call 04/15/20)	4,900	5,390,049
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	20	20,508
3.38%, 04/15/26 (Call 01/15/26)	250	256,191
3.63%, 08/15/22 (Call 05/15/22)	750	783,205
3.88%, 05/01/24 (Call 02/01/24)	550	584,839
5.20%, 03/15/21 (Call 12/15/20)	2,000	2,239,911
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	25	28,320
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	675	660,985
3.75%, 02/01/19 (Call 11/01/18)	1,175	1,218,289
3.88%, 08/15/24 (Call 05/17/24)	1,025	1,039,096
4.00%, 06/01/25 (Call 03/01/25)	2,867	2,925,235
4.25%, 11/15/23 (Call 08/15/23)	5,150	5,396,669
5.38%, 02/01/21 (Call 11/03/20)	3,865	4,330,261
6.70%, 01/30/18	2,320	2,478,104
6.75%, 02/01/41 (Call 08/01/40)	190	238,323
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)	800	808,194
5.75%, 01/15/21	1,100	1,214,463
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,900	2,940,782
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	1,750	1,791,394
4.50%, 03/15/25 (Call 09/15/24)	500	507,784
4.65%, 03/15/24 (Call 09/15/23)	925	946,222
5.00%, 08/15/22 (Call 02/15/22)	2,800	3,045,921
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	3,505	3,615,338
5.25%, 03/15/22 (Call 12/15/21)	240	262,784
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,645	1,663,016

Security	Principal (000s)	Value
Series F
4.50%, 02/01/26 (Call 11/01/25)	$1,020	$1,085,494
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	90	95,275
4.80%, 07/15/18 (Call 05/15/18)	3,075	3,203,103
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	1,025	1,065,076
4.25%, 04/01/45 (Call 10/01/44)	3,265	3,471,833
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	1,000	1,072,114
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,153,617
6.63%, 10/01/17	100	105,156
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	570	569,303
3.15%, 05/15/23 (Call 02/15/23)	1,750	1,617,457
4.50%, 04/18/22 (Call 01/18/22)	1,950	1,975,032
7.75%, 08/15/19	2,010	2,241,586
Mid-America Apartments LP
3.75%, 06/15/24 (Call 03/15/24)	200	207,738
4.30%, 10/15/23 (Call 07/15/23)	2,900	3,082,724
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	220	222,923
3.90%, 06/15/24 (Call 03/15/24)	600	631,265
5.50%, 07/15/21 (Call 04/15/21)	700	785,260
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	500	502,740
4.50%, 04/01/27 (Call 01/01/27)	1,455	1,446,608
4.95%, 04/01/24 (Call 01/01/24)	1,800	1,876,519
5.25%, 01/15/26 (Call 10/15/25)	265	282,411
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	600	618,130
Prologis LP
3.35%, 02/01/21 (Call 11/01/20)	113	118,928
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	650	660,041
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	2,165	2,252,902
4.13%, 10/15/26 (Call 07/15/26)	15	16,011
4.65%, 08/01/23 (Call 05/01/23)	2,000	2,214,778
5.75%, 01/15/21 (Call 10/15/20)	75	84,552
6.75%, 08/15/19	100	113,090
Regency Centers LP
3.90%, 11/01/25 (Call 08/01/25)	105	110,089

98	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	$1,000	$1,003,967
3.60%, 02/01/20 (Call 01/01/20)	725	732,250
4.50%, 02/01/25 (Call 11/01/24)	3,550	3,472,292
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	998,594
4.75%, 05/01/24 (Call 11/01/23)	3,000	3,125,757
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	162	163,211
2.50%, 07/15/21 (Call 04/15/21)	1,000	1,028,635
2.75%, 02/01/23 (Call 11/01/22)	2,050	2,106,469
3.30%, 01/15/26 (Call 10/15/25)	805	860,707
3.38%, 10/01/24 (Call 07/01/24)	1,000	1,070,074
3.75%, 02/01/24 (Call 11/01/23)	150	163,893
4.13%, 12/01/21 (Call 09/01/21)	650	718,646
4.25%, 10/01/44 (Call 04/01/44)	150	170,440
4.38%, 03/01/21 (Call 12/01/20)	10,750	11,863,667
4.75%, 03/15/42 (Call 09/15/41)	3,164	3,774,114
5.65%, 02/01/20 (Call 11/01/19)	2,920	3,280,811
6.75%, 02/01/40 (Call 11/01/39)	1,530	2,274,308
10.35%, 04/01/19 (Call 01/01/19)	200	240,675
Tanger Properties LP
3.88%, 12/01/23 (Call 09/01/23)	2,650	2,758,173
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	200	209,614
4.25%, 06/01/18	1,550	1,615,218
4.63%, 01/10/22 (Call 10/10/21)	1,600	1,747,589
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	550	568,223
4.13%, 01/15/26 (Call 10/15/25)[c]	2,185	2,358,364
4.38%, 02/01/45 (Call 08/01/44)	30	30,473
5.70%, 09/30/43 (Call 03/30/43)	225	273,479
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	213	217,573
3.25%, 08/15/22 (Call 05/15/22)	25	25,749
4.25%, 03/01/22 (Call 12/01/21)	4,298	4,637,310
4.75%, 06/01/21 (Call 03/01/21)	3,500	3,867,609
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	1,000	1,087,834
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,750	1,860,130
Weingarten Realty Investors
4.45%, 01/15/24 (Call 10/15/23)	1,000	1,071,224

Security	Principal (000s)	Value
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	$1,064	$1,135,975
4.13%, 04/01/19 (Call 01/01/19)	1,603	1,680,132
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,402,602
5.13%, 03/15/43 (Call 09/15/42)	890	1,000,190
5.25%, 01/15/22 (Call 10/15/21)	108	120,650
6.13%, 04/15/20	600	670,861
6.50%, 03/15/41 (Call 09/15/40)	2,755	3,594,429
Weyerhaeuser Co.
6.88%, 12/15/33	3,011	3,873,126
6.95%, 10/01/27	460	573,996
7.38%, 03/15/32	2,145	2,911,227

		249,692,615
RETAIL — 0.97%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,250	1,345,754
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,079,712
5.75%, 05/01/20	125	138,770
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	828,513
4.50%, 10/01/25 (Call 07/01/25)	4,400	4,666,996
AutoZone Inc.
1.63%, 04/21/19	205	205,372
2.88%, 01/15/23 (Call 10/15/22)	550	561,049
3.13%, 07/15/23 (Call 04/15/23)	1,000	1,033,668
3.13%, 04/21/26 (Call 01/21/26)	645	663,874
3.25%, 04/15/25 (Call 01/15/25)	1,545	1,606,073
3.70%, 04/15/22 (Call 01/15/22)	950	1,012,853
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	1,230	1,249,781
5.17%, 08/01/44 (Call 02/01/44)	1,777	1,735,179
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	2,250	2,497,500
Brinker International Inc.
2.60%, 05/15/18	1,950	1,961,470
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)	500	524,366
Costco Wholesale Corp.
1.13%, 12/15/17	1,466	1,470,297
1.70%, 12/15/19	5,440	5,519,597
2.25%, 02/15/22	1,830	1,879,253
CVS Health Corp.
1.20%, 12/05/16	1,300	1,300,786
1.90%, 07/20/18	4,355	4,409,580

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.25%, 12/05/18 (Call 11/05/18)	$3,613	$3,690,721
2.25%, 08/12/19 (Call 07/12/19)	2,500	2,561,983
2.75%, 12/01/22 (Call 09/01/22)	4,275	4,420,901
2.80%, 07/20/20 (Call 06/20/20)	2,468	2,573,975
3.38%, 08/12/24 (Call 05/12/24)	2,953	3,139,558
3.50%, 07/20/22 (Call 05/20/22)	4,464	4,791,489
3.88%, 07/20/25 (Call 04/20/25)	11,420	12,568,701
4.00%, 12/05/23 (Call 09/05/23)	2,700	2,982,937
4.13%, 05/15/21 (Call 02/15/21)	200	219,097
4.88%, 07/20/35 (Call 01/20/35)	10,035	12,003,684
5.13%, 07/20/45 (Call 01/20/45)	4,763	5,922,510
5.30%, 12/05/43 (Call 06/05/43)	45	56,471
Darden Restaurants Inc.
6.80%, 10/15/37	1,555	1,865,343
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	620	640,985
4.15%, 11/01/25 (Call 08/01/25)	1,000	1,089,473
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	1,771	1,809,821
2.00%, 04/01/21 (Call 03/01/21)	503	513,444
2.25%, 09/10/18 (Call 08/10/18)	1,200	1,227,947
2.63%, 06/01/22 (Call 05/01/22)	2,491	2,592,912
2.70%, 04/01/23 (Call 01/01/23)	100	104,273
3.00%, 04/01/26 (Call 01/01/26)	2,070	2,203,825
3.35%, 09/15/25 (Call 06/15/25)	2,875	3,145,425
3.75%, 02/15/24 (Call 11/15/23)	3,457	3,841,779
4.20%, 04/01/43 (Call 10/01/42)	5,150	5,880,389
4.25%, 04/01/46 (Call 10/01/45)	3,750	4,360,488
4.40%, 04/01/21 (Call 01/01/21)	8,808	9,859,825
4.40%, 03/15/45 (Call 09/15/44)	2,515	2,978,619
4.88%, 02/15/44 (Call 08/15/43)	1,265	1,582,868
5.40%, 09/15/40 (Call 03/15/40)	874	1,142,532
5.88%, 12/16/36	2,425	3,335,409
5.95%, 04/01/41 (Call 10/01/40)	3,250	4,507,138
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[c]	800	850,209
4.25%, 07/17/25 (Call 04/17/25)[c]	75	77,637
4.75%, 12/15/23 (Call 09/15/23)	3,400	3,669,937
5.55%, 07/17/45 (Call 01/17/45)	1,015	1,003,830
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	2,850	2,860,571
2.50%, 04/15/26 (Call 01/15/26)	1,625	1,646,920
3.12%, 04/15/22 (Call 01/15/22)	1,850	1,966,627
3.38%, 09/15/25 (Call 06/15/25)	2,238	2,426,835

Security	Principal (000s)	Value
3.70%, 04/15/46 (Call 10/15/45)	$2,600	$2,724,842
3.75%, 04/15/21 (Call 01/15/21)	3,000	3,267,252
3.80%, 11/15/21 (Call 08/15/21)	920	1,010,031
4.38%, 09/15/45 (Call 03/15/45)	3,549	4,080,233
4.63%, 04/15/20 (Call 10/15/19)	225	247,228
4.65%, 04/15/42 (Call 10/15/41)	1,371	1,623,413
5.00%, 09/15/43 (Call 03/15/43)	1,512	1,875,562
5.13%, 11/15/41 (Call 05/15/41)	2,000	2,500,918
5.50%, 10/15/35	75	95,203
5.80%, 10/15/36	40	52,604
5.80%, 04/15/40 (Call 10/15/39)	2,365	3,159,905
6.65%, 09/15/37	78	112,191
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[c]	2,000	2,027,049
3.88%, 01/15/22 (Call 10/15/21)	2,300	2,402,604
4.30%, 02/15/43 (Call 08/15/42)	1,013	859,848
4.38%, 09/01/23 (Call 06/01/23)	650	689,214
4.50%, 12/15/34 (Call 06/15/34)	2,050	1,933,200
5.13%, 01/15/42 (Call 07/15/41)	820	780,560
5.90%, 12/01/16	2,400	2,427,530
6.38%, 03/15/37[c]	1,935	2,122,204
6.65%, 07/15/24	670	785,450
6.70%, 07/15/34	615	688,676
6.90%, 04/01/29	1,500	1,693,351
6.90%, 01/15/32	30	33,560
McDonald’s Corp.
2.10%, 12/07/18	833	847,914
2.20%, 05/26/20 (Call 04/26/20)	2,675	2,731,636
2.63%, 01/15/22	2,800	2,884,239
2.75%, 12/09/20 (Call 11/09/20)	895	930,962
3.38%, 05/26/25 (Call 02/26/25)	1,658	1,752,827
3.63%, 05/20/21	8	8,608
3.63%, 05/01/43	225	219,253
3.70%, 01/30/26 (Call 10/30/25)	8,990	9,701,242
3.70%, 02/15/42	2,351	2,321,301
4.60%, 05/26/45 (Call 11/26/44)	1,850	2,088,332
4.70%, 12/09/35 (Call 06/09/35)	655	749,997
4.88%, 07/15/40	175	200,525
4.88%, 12/09/45 (Call 06/09/45)	870	1,024,662
5.00%, 02/01/19	1,000	1,083,886
5.35%, 03/01/18	2,202	2,334,204
5.80%, 10/15/17	1,161	1,219,727
6.30%, 10/15/37	1,685	2,255,128
6.30%, 03/01/38	2,603	3,471,135

100	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)[c]	$1,900	$2,036,223
4.75%, 05/01/20	4,755	5,130,797
5.00%, 01/15/44 (Call 07/15/43)	815	842,226
6.95%, 03/15/28	1,375	1,693,947
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	555	587,965
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,878,694
4.63%, 09/15/21 (Call 06/15/21)	1,100	1,200,711
QVC Inc.
3.13%, 04/01/19	200	204,597
4.38%, 03/15/23	1,025	1,036,965
4.85%, 04/01/24	1,200	1,232,982
5.13%, 07/02/22	3,175	3,387,910
5.45%, 08/15/34 (Call 02/15/34)	2,095	1,996,384
5.95%, 03/15/43	415	394,962
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	250	263,244
Staples Inc.
4.38%, 01/12/23 (Call 10/14/22)[c]	4,650	4,828,509
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	1,725	1,758,481
2.10%, 02/04/21 (Call 01/04/21)	7,350	7,540,696
2.45%, 06/15/26 (Call 03/15/26)	1,515	1,544,926
3.85%, 10/01/23 (Call 07/01/23)[c]	1,750	1,959,522
4.30%, 06/15/45 (Call 12/15/44)	1,020	1,221,865
Target Corp.
2.30%, 06/26/19	1,300	1,337,529
2.50%, 04/15/26	1,750	1,787,805
2.90%, 01/15/22	2,050	2,161,635
3.50%, 07/01/24	4,128	4,549,959
3.63%, 04/15/46	6,290	6,579,715
3.88%, 07/15/20	60	65,362
4.00%, 07/01/42	578	638,595
6.00%, 01/15/18	8,599	9,165,591
6.35%, 11/01/32	22	30,094
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	645	667,076
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	1,225	1,264,257
6.95%, 04/15/19	482	550,570
Wal-Mart Stores Inc.
1.95%, 12/15/18	7,200	7,343,579
2.55%, 04/11/23 (Call 01/11/23)	1,770	1,841,991

Security	Principal (000s)	Value
3.25%, 10/25/20	$500	$536,935
3.30%, 04/22/24 (Call 01/22/24)	5,331	5,813,086
3.63%, 07/08/20	2,250	2,438,797
4.00%, 04/11/43 (Call 10/11/42)	4,425	5,016,414
4.13%, 02/01/19[c]	700	750,107
4.25%, 04/15/21	2,799	3,137,352
4.30%, 04/22/44 (Call 10/22/43)	2,351	2,799,728
4.75%, 10/02/43 (Call 04/02/43)[c]	9,319	11,702,877
4.88%, 07/08/40	1,045	1,307,753
5.00%, 10/25/40	4,372	5,561,886
5.25%, 09/01/35	915	1,219,810
5.63%, 04/01/40	1,405	1,918,295
5.63%, 04/15/41	860	1,177,804
5.80%, 02/15/18	3,200	3,422,086
5.88%, 04/05/27	55	72,188
6.20%, 04/15/38	881	1,270,617
6.50%, 08/15/37	10,736	15,887,245
7.55%, 02/15/30	500	753,981
Walgreen Co.
3.10%, 09/15/22	4,365	4,540,583
4.40%, 09/15/42	400	425,222
5.25%, 01/15/19	725	783,091
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	265	266,250
1.75%, 05/30/18	370	372,253
2.70%, 11/18/19 (Call 10/18/19)	4,240	4,377,318
3.10%, 06/01/23 (Call 04/01/23)	2,280	2,347,271
3.30%, 11/18/21 (Call 09/18/21)	2,800	2,959,993
3.45%, 06/01/26 (Call 03/01/26)	1,330	1,382,618
3.80%, 11/18/24 (Call 08/18/24)	1,319	1,415,595
4.50%, 11/18/34 (Call 05/18/34)	3,380	3,661,158
4.65%, 06/01/46 (Call 12/01/45)	120	133,202
4.80%, 11/18/44 (Call 05/18/44)	5,092	5,726,472

		402,729,088
SAVINGS & LOANS — 0.01%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	1,600	1,640,789
Santander Holdings USA Inc.
3.45%, 08/27/18 (Call 07/27/18)	3,275	3,348,217

		4,989,006
SEMICONDUCTORS — 0.24%
Altera Corp.
2.50%, 11/15/18	2,825	2,904,955
4.10%, 11/15/23	1,075	1,216,593

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	$2,800	$2,982,452
5.30%, 12/15/45 (Call 06/15/45)	275	307,060
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	885	910,263
3.90%, 10/01/25 (Call 07/01/25)	640	709,615
4.30%, 06/15/21	900	992,726
5.10%, 10/01/35 (Call 04/01/35)	1,190	1,407,527
5.85%, 06/15/41	2,012	2,564,879
Intel Corp.
1.35%, 12/15/17	11,934	11,995,649
1.95%, 10/01/16	950	950,813
2.45%, 07/29/20	872	905,345
2.60%, 05/19/26 (Call 02/19/26)	1,450	1,483,218
2.70%, 12/15/22	3,084	3,223,802
3.10%, 07/29/22	845	901,395
3.30%, 10/01/21	6,219	6,704,450
3.70%, 07/29/25 (Call 04/29/25)	2,575	2,861,162
4.00%, 12/15/32	655	731,919
4.10%, 05/19/46 (Call 11/19/45)	2,250	2,461,855
4.25%, 12/15/42	1,030	1,143,581
4.80%, 10/01/41	1,549	1,846,397
4.90%, 07/29/45 (Call 01/29/45)	7,765	9,460,490
KLA-Tencor Corp.
2.38%, 11/01/17	255	256,696
3.38%, 11/01/19 (Call 10/01/19)	190	195,447
4.13%, 11/01/21 (Call 09/01/21)	400	428,799
4.65%, 11/01/24 (Call 08/01/24)	2,785	3,061,567
5.65%, 11/01/34 (Call 07/01/34)	1,005	1,122,286
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	100	102,557
2.80%, 06/15/21 (Call 05/15/21)	1,645	1,686,585
3.45%, 06/15/23 (Call 04/15/23)	130	132,944
3.80%, 03/15/25 (Call 12/15/24)	1,315	1,370,230
3.90%, 06/15/26 (Call 03/15/26)	240	249,723
Maxim Integrated Products Inc.
2.50%, 11/15/18	2,150	2,175,584
3.38%, 03/15/23 (Call 12/15/22)	3,752	3,871,535
QUALCOMM Inc.
1.40%, 05/18/18	2,505	2,518,330
2.25%, 05/20/20	1,590	1,632,921
3.00%, 05/20/22	6,846	7,202,452
3.45%, 05/20/25 (Call 02/20/25)	2,800	3,017,662

Security	Principal (000s)	Value
4.65%, 05/20/35 (Call 11/20/34)	$4,075	$4,511,520
4.80%, 05/20/45 (Call 11/20/44)	1,151	1,306,354
Texas Instruments Inc.
1.65%, 08/03/19	250	252,110
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,166,365
2.75%, 03/12/21 (Call 02/12/21)	1,150	1,199,967
Xilinx Inc.
2.13%, 03/15/19	225	227,341
3.00%, 03/15/21	1,655	1,720,555

		99,075,676
SOFTWARE — 0.58%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,241	1,304,790
4.75%, 02/01/20	20	21,995
Autodesk Inc.
1.95%, 12/15/17	975	975,662
3.60%, 12/15/22 (Call 09/15/22)	1,500	1,534,294
4.38%, 06/15/25 (Call 03/15/25)	2,070	2,184,063
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,105	1,130,527
3.95%, 09/01/20	1,700	1,801,210
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)	3,710	4,029,652
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[c]	1,260	1,293,033
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	1,080	1,139,411
4.80%, 03/01/26 (Call 12/01/25)	1,820	1,995,271
Fidelity National Information Services Inc.
2.85%, 10/15/18	375	383,983
3.50%, 04/15/23 (Call 01/15/23)	700	734,724
3.63%, 10/15/20 (Call 09/15/20)	1,212	1,286,555
3.88%, 06/05/24 (Call 03/05/24)	100	106,894
4.50%, 10/15/22 (Call 08/15/22)	1,000	1,110,571
5.00%, 03/15/22 (Call 03/15/17)	1,280	1,326,850
5.00%, 10/15/25 (Call 07/15/25)	7,650	8,789,811
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	2,300	2,413,833
4.75%, 06/15/21	1,000	1,113,789
Microsoft Corp.
0.88%, 11/15/17	186	186,110
1.10%, 08/08/19	5,000	4,989,291

102	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.30%, 11/03/18	$2,701	$2,714,554
1.55%, 08/08/21 (Call 07/08/21)	250	249,517
1.63%, 12/06/18	263	266,281
1.85%, 02/12/20 (Call 01/12/20)	3,766	3,830,121
2.00%, 11/03/20 (Call 10/03/20)	6,192	6,326,511
2.00%, 08/08/23 (Call 06/08/23)	250	249,689
2.13%, 11/15/22	1,700	1,714,227
2.38%, 02/12/22 (Call 01/12/22)	4,940	5,097,223
2.38%, 05/01/23 (Call 02/01/23)	1,200	1,230,700
2.40%, 08/08/26 (Call 05/08/26)	2,500	2,515,347
2.65%, 11/03/22 (Call 09/03/22)	3,760	3,923,511
2.70%, 02/12/25 (Call 11/12/24)	5,536	5,734,658
3.00%, 10/01/20	400	423,989
3.13%, 11/03/25 (Call 08/03/25)	5,485	5,857,759
3.45%, 08/08/36 (Call 02/08/36)	250	257,612
3.50%, 02/12/35 (Call 08/12/34)	7,190	7,435,262
3.50%, 11/15/42	2,387	2,391,971
3.63%, 12/15/23 (Call 09/15/23)	2,025	2,233,209
3.70%, 08/08/46 (Call 02/08/46)	3,320	3,449,062
3.75%, 05/01/43 (Call 11/01/42)	360	374,221
3.75%, 02/12/45 (Call 08/12/44)	5,465	5,699,674
3.95%, 08/08/56 (Call 02/08/56)	1,000	1,050,004
4.00%, 02/08/21	3,750	4,128,688
4.00%, 02/12/55 (Call 08/12/54)	978	1,021,645
4.20%, 06/01/19	3,610	3,902,623
4.20%, 11/03/35 (Call 05/03/35)	4,205	4,730,756
4.45%, 11/03/45 (Call 05/03/45)	4,486	5,201,677
4.50%, 10/01/40	1,940	2,251,260
4.75%, 11/03/55 (Call 05/03/55)	2,100	2,489,167
4.88%, 12/15/43 (Call 06/15/43)	915	1,113,054
5.20%, 06/01/39	2,925	3,739,254
5.30%, 02/08/41	1,590	2,045,844
Oracle Corp.
1.20%, 10/15/17	10,472	10,501,652
1.90%, 09/15/21 (Call 08/01/21)	5,000	5,009,047
2.25%, 10/08/19	1,704	1,753,358
2.38%, 01/15/19	6,685	6,864,260
2.40%, 09/15/23 (Call 07/15/23)	3,500	3,528,849
2.50%, 05/15/22 (Call 03/15/22)	4,700	4,819,935
2.50%, 10/15/22	6,782	6,960,302
2.65%, 07/15/26 (Call 04/15/26)	5,460	5,511,466
2.80%, 07/08/21	200	209,339
2.95%, 05/15/25 (Call 02/15/25)	4,705	4,876,768

Security	Principal (000s)	Value
3.25%, 05/15/30 (Call 02/15/30)	$7,198	$7,535,182
3.40%, 07/08/24 (Call 04/08/24)	2,418	2,588,791
3.63%, 07/15/23	550	598,665
3.85%, 07/15/36 (Call 01/15/36)	2,700	2,836,852
3.90%, 05/15/35 (Call 11/15/34)	1,334	1,407,631
4.00%, 07/15/46 (Call 01/15/46)	2,115	2,228,906
4.13%, 05/15/45 (Call 11/15/44)	3,084	3,296,632
4.30%, 07/08/34 (Call 01/08/34)	3,959	4,369,479
4.38%, 05/15/55 (Call 11/15/54)	3,130	3,366,644
4.50%, 07/08/44 (Call 01/08/44)	95	106,985
5.00%, 07/08/19	2,325	2,564,121
5.38%, 07/15/40	3,665	4,573,672
5.75%, 04/15/18	11,640	12,504,686
6.13%, 07/08/39	2,990	4,046,634
6.50%, 04/15/38	3,420	4,761,998

		240,323,243
TELECOMMUNICATIONS — 1.50%
America Movil SAB de CV
3.13%, 07/16/22	3,650	3,779,770
4.38%, 07/16/42	3,450	3,618,608
5.00%, 03/30/20	7,600	8,405,900
5.63%, 11/15/17	74	77,626
6.13%, 11/15/37	1,750	2,187,920
6.13%, 03/30/40	1,450	1,835,245
6.38%, 03/01/35	998	1,272,638
AT&T Corp.
8.25%, 11/15/31	3,125	4,595,398
AT&T Inc.
1.40%, 12/01/17	2,100	2,098,807
1.70%, 06/01/17[c]	4,505	4,521,421
1.75%, 01/15/18	4,500	4,515,470
2.30%, 03/11/19	5,375	5,483,359
2.38%, 11/27/18	1,800	1,837,109
2.45%, 06/30/20 (Call 05/30/20)	4,412	4,504,040
2.63%, 12/01/22 (Call 09/01/22)	2,565	2,592,648
3.00%, 02/15/22	2,184	2,258,452
3.00%, 06/30/22 (Call 04/30/22)	5,586	5,759,261
3.40%, 05/15/25 (Call 02/15/25)	4,242	4,368,218
3.60%, 02/17/23 (Call 12/17/22)	1,700	1,794,177
3.80%, 03/15/22	500	537,422
3.88%, 08/15/21	5,320	5,764,587
3.90%, 03/11/24 (Call 12/11/23)	4,950	5,306,733
3.95%, 01/15/25 (Call 10/15/24)	1,595	1,706,014

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.13%, 02/17/26 (Call 11/17/25)	$2,800	$3,042,783
4.30%, 12/15/42 (Call 06/15/42)	3,735	3,736,182
4.35%, 06/15/45 (Call 12/15/44)	8,857	8,874,297
4.45%, 05/15/21	8,370	9,226,625
4.45%, 04/01/24 (Call 01/01/24)	2,909	3,211,257
4.50%, 05/15/35 (Call 11/15/34)	1,805	1,906,986
4.60%, 02/15/21 (Call 11/15/20)	1,480	1,628,793
4.75%, 05/15/46 (Call 11/15/45)	6,550	6,971,946
4.80%, 06/15/44 (Call 12/15/43)	4,675	4,995,184
5.00%, 03/01/21	8,565	9,575,151
5.15%, 03/15/42	2,419	2,684,653
5.20%, 03/15/20	3,825	4,266,019
5.35%, 09/01/40	5,287	5,994,930
5.50%, 02/01/18	4,002	4,226,924
5.55%, 08/15/41	6,270	7,305,478
5.65%, 02/15/47 (Call 08/15/46)	2,570	3,088,383
5.80%, 02/15/19	2,116	2,331,065
5.88%, 10/01/19	2,775	3,121,153
6.00%, 08/15/40 (Call 05/15/40)	2,591	3,133,521
6.15%, 09/15/34	1,885	2,272,277
6.30%, 01/15/38	35	43,603
6.35%, 03/15/40	550	689,556
6.38%, 03/01/41	5,375	6,742,957
6.40%, 05/15/38	1,510	1,934,955
6.45%, 06/15/34	3,110	3,834,761
6.50%, 09/01/37	2,705	3,510,310
6.55%, 02/15/39	1,615	2,113,319
BellSouth Capital Funding Corp.
7.88%, 02/15/30[c]	1,650	2,287,358
BellSouth LLC
6.00%, 11/15/34[c]	2,500	2,868,643
6.55%, 06/15/34	1,925	2,330,623
British Telecommunications PLC
2.35%, 02/14/19	2,725	2,782,263
5.95%, 01/15/18	900	954,868
9.38%, 12/15/30	6,788	11,047,392
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	1,200	1,286,917
Cisco Systems Inc.
1.10%, 03/03/17	2,150	2,153,249
1.40%, 02/28/18	261	262,404
1.60%, 02/28/19	1,475	1,490,008

Security	Principal (000s)	Value
1.65%, 06/15/18	$5,500	$5,556,784
2.13%, 03/01/19	936	957,858
2.20%, 02/28/21	840	862,466
2.45%, 06/15/20	19,200	19,868,599
2.60%, 02/28/23	1,950	2,035,518
2.95%, 02/28/26	1,169	1,244,879
3.00%, 06/15/22	465	493,411
3.50%, 06/15/25	4,640	5,167,070
3.63%, 03/04/24	2,900	3,225,122
4.45%, 01/15/20	5,525	6,074,095
4.95%, 02/15/19	7,050	7,679,834
5.50%, 01/15/40	2,350	3,106,021
5.90%, 02/15/39	2,425	3,316,745
Corning Inc.
3.70%, 11/15/23 (Call 08/15/23)	175	184,111
4.70%, 03/15/37	150	160,731
4.75%, 03/15/42	2,500	2,702,749
5.75%, 08/15/40	2,114	2,577,620
Deutsche Telekom International Finance BV
6.00%, 07/08/19	300	337,158
6.75%, 08/20/18	750	828,360
8.75%, 06/15/30	7,562	11,831,704
9.25%, 06/01/32	100	165,330
Emirates Telecommunications Group Co. PJSC
3.50%, 06/18/24[f]	1,000	1,064,600
Harris Corp.
2.00%, 04/27/18	460	462,265
3.83%, 04/27/25 (Call 01/27/25)	860	910,257
4.40%, 12/15/20	1,950	2,109,574
4.85%, 04/27/35 (Call 10/27/34)	660	738,810
5.05%, 04/27/45 (Call 10/27/44)	550	643,496
6.15%, 12/15/40	15	19,083
Juniper Networks Inc.
3.13%, 02/26/19	1,000	1,020,933
4.35%, 06/15/25 (Call 03/15/25)	500	522,898
4.50%, 03/15/24[c]	3,600	3,832,047
4.60%, 03/15/21	1,900	2,038,027
5.95%, 03/15/41	1,265	1,327,527
Koninklijke KPN NV
8.38%, 10/01/30	205	286,160

104	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Motorola Solutions Inc.
3.50%, 09/01/21	$1,550	$1,587,127
3.50%, 03/01/23	1,639	1,613,800
3.75%, 05/15/22	6,950	7,081,874
4.00%, 09/01/24	1,256	1,254,389
5.50%, 09/01/44	500	477,520
7.50%, 05/15/25	1,125	1,341,703
New Cingular Wireless Services Inc.
8.75%, 03/01/31	1,025	1,591,347
Orange SA
2.75%, 02/06/19	6,050	6,229,163
4.13%, 09/14/21	200	219,953
5.38%, 07/08/19	5,438	6,007,419
5.38%, 01/13/42	1,455	1,807,410
5.50%, 02/06/44 (Call 08/06/43)	140	178,577
9.00%, 03/01/31	5,354	8,549,651
Pacific Bell Telephone Co.
7.13%, 03/15/26	5,425	7,022,988
Qwest Corp.
6.75%, 12/01/21	3,090	3,453,075
6.88%, 09/15/33 (Call 10/03/16)	3,278	3,269,805
7.13%, 11/15/43 (Call 10/03/16)	105	105,000
7.25%, 09/15/25	2,450	2,652,125
7.25%, 10/15/35 (Call 10/03/16)	25	25,062
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	600	625,581
3.63%, 12/15/25 (Call 09/15/25)	495	538,176
4.10%, 10/01/23 (Call 07/01/23)	200	222,126
4.50%, 03/15/43 (Call 09/15/42)	200	220,290
5.00%, 03/15/44 (Call 09/15/43)	4,675	5,557,862
5.45%, 10/01/43 (Call 04/01/43)	1,830	2,262,654
6.80%, 08/15/18	1,920	2,107,710
7.50%, 08/15/38	965	1,352,966
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	575	613,621
Telefonica Emisiones SAU
3.19%, 04/27/18	5,150	5,283,740
4.57%, 04/27/23	550	616,921
5.13%, 04/27/20	4,100	4,533,754
5.46%, 02/16/21	2,863	3,261,320
5.88%, 07/15/19	1,000	1,111,985
7.05%, 06/20/36	6,069	8,100,459

Security	Principal (000s)	Value
Telefonica Europe BV
8.25%, 09/15/30	$602	$883,949
Verizon Communications Inc.
1.10%, 11/01/17	54	53,971
1.38%, 08/15/19	410	409,414
1.75%, 08/15/21 (Call 07/15/21)	400	397,157
2.45%, 11/01/22 (Call 08/01/22)	1,500	1,525,646
2.55%, 06/17/19	22,725	23,404,149
2.63%, 02/21/20	2,800	2,889,758
2.63%, 08/15/26 (Call 05/15/26)	2,325	2,304,017
3.00%, 11/01/21 (Call 09/01/21)	3,300	3,467,397
3.45%, 03/15/21	450	480,581
3.50%, 11/01/21	4,720	5,072,825
3.50%, 11/01/24 (Call 08/01/24)	2,350	2,518,027
3.65%, 09/14/18	9,034	9,448,861
3.85%, 11/01/42 (Call 05/01/42)	2,070	1,988,105
4.13%, 08/15/46 (Call 02/15/46)	785	787,285
4.15%, 03/15/24 (Call 12/15/23)	4,373	4,851,484
4.27%, 01/15/36	644	674,758
4.40%, 11/01/34 (Call 05/01/34)	1,540	1,631,983
4.50%, 09/15/20	7,368	8,136,303
4.52%, 09/15/48	2,810	2,969,736
4.60%, 04/01/21	3,735	4,173,716
4.67%, 03/15/55	1,045	1,090,009
4.75%, 11/01/41	600	649,213
4.86%, 08/21/46	4,795	5,335,381
5.01%, 08/21/54	8,128	8,933,321
5.05%, 03/15/34 (Call 12/15/33)	5,725	6,487,353
5.15%, 09/15/23	6,228	7,278,846
5.50%, 02/15/18	1,000	1,058,929
5.85%, 09/15/35	5,976	7,414,287
6.00%, 04/01/41	1,950	2,450,781
6.10%, 04/15/18	1,500	1,612,772
6.25%, 04/01/37	290	370,077
6.40%, 09/15/33	15,800	20,457,526
6.40%, 02/15/38	2,255	2,911,327
6.55%, 09/15/43	26,704	36,319,278
6.90%, 04/15/38	3,421	4,642,621
7.75%, 12/01/30	3,092	4,396,828
Vodafone Group PLC
1.25%, 09/26/17	860	858,674
1.50%, 02/19/18	325	324,786
2.50%, 09/26/22	3,905	3,953,229

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.95%, 02/19/23	$3,395	$3,516,753
4.38%, 02/19/43	5,156	5,259,732
4.63%, 07/15/18	5,968	6,300,084
5.63%, 02/27/17	7,247	7,400,818
6.15%, 02/27/37	1,255	1,557,781
6.25%, 11/30/32	25	30,730
7.88%, 02/15/30	100	137,243

		619,794,112
TEXTILES — 0.01%
Cintas Corp. No. 2
3.25%, 06/01/22 (Call 03/01/22)	1,000	1,063,143
6.15%, 08/15/36	77	98,645
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,800	1,888,789

		3,050,577
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	205	211,299
5.10%, 05/15/44 (Call 11/15/43)	3,329	3,597,779
6.35%, 03/15/40	50	61,855
Mattel Inc.
2.35%, 05/06/19	1,150	1,166,334
2.50%, 11/01/16	150	150,348
3.15%, 03/15/23 (Call 12/15/22)	2,025	2,040,134
4.35%, 10/01/20	500	539,504
5.45%, 11/01/41 (Call 05/01/41)	3,000	3,290,256
6.20%, 10/01/40	7	8,303

		11,065,812
TRANSPORTATION — 0.53%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	300	315,852
3.00%, 04/01/25 (Call 01/01/25)	505	532,499
3.05%, 09/01/22 (Call 06/01/22)	5,575	5,891,314
3.40%, 09/01/24 (Call 06/01/24)	8,050	8,711,787
3.60%, 09/01/20 (Call 06/01/20)	500	537,006
3.75%, 04/01/24 (Call 01/01/24)	1,250	1,381,552
3.85%, 09/01/23 (Call 06/01/23)	838	927,699
3.90%, 08/01/46 (Call 02/01/46)	785	854,806
4.10%, 06/01/21 (Call 03/01/21)	426	469,901
4.15%, 04/01/45 (Call 10/01/44)	2,275	2,552,161
4.38%, 09/01/42 (Call 03/01/42)	170	194,407
4.40%, 03/15/42 (Call 09/15/41)	610	699,103

Security	Principal (000s)	Value
4.45%, 03/15/43 (Call 09/15/42)	$68	$78,754
4.55%, 09/01/44 (Call 03/01/44)	2,625	3,100,121
4.70%, 10/01/19	3,610	3,973,485
4.70%, 09/01/45 (Call 03/01/45)	2,125	2,570,548
4.90%, 04/01/44 (Call 10/01/43)	4,195	5,177,073
4.95%, 09/15/41 (Call 03/15/41)	905	1,110,101
5.05%, 03/01/41 (Call 09/01/40)	170	210,721
5.15%, 09/01/43 (Call 03/01/43)	910	1,155,499
5.75%, 03/15/18	550	588,255
5.75%, 05/01/40 (Call 11/01/39)	245	326,931
6.15%, 05/01/37	3,548	4,816,118
7.95%, 08/15/30	1,100	1,657,363
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	3,950	4,009,455
2.75%, 03/01/26 (Call 12/01/25)	855	891,340
2.85%, 12/15/21 (Call 09/15/21)	950	998,745
2.95%, 11/21/24 (Call 08/21/24)	2,210	2,344,070
3.20%, 08/02/46 (Call 02/02/46)	2,600	2,596,211
3.50%, 11/15/42 (Call 05/15/42)	750	774,828
4.50%, 11/07/43 (Call 05/07/43)	15	17,945
5.55%, 05/15/18	575	616,324
5.55%, 03/01/19	2,450	2,695,477
6.20%, 06/01/36	475	661,124
6.25%, 08/01/34	25	34,552
6.38%, 11/15/37	60	85,694
6.90%, 07/15/28	550	785,430
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	2,400	2,452,878
3.70%, 02/01/26 (Call 11/01/25)	600	647,988
4.80%, 09/15/35 (Call 03/15/35)	290	333,466
4.80%, 08/01/45 (Call 02/01/45)	1,485	1,745,222
5.75%, 03/15/33	15	18,220
5.75%, 01/15/42	275	353,454
5.95%, 05/15/37	388	492,061
6.13%, 09/15/15 (Call 03/15/15)	20	24,819
7.13%, 10/15/31	3,900	5,425,696
7.25%, 05/15/19	1,000	1,134,030
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	3,030	3,234,979
3.40%, 08/01/24 (Call 05/01/24)	950	1,014,872
3.70%, 10/30/20 (Call 07/30/20)	461	491,245
3.95%, 05/01/50 (Call 11/01/49)	4,200	4,303,932
4.10%, 03/15/44 (Call 09/15/43)	880	951,234
4.25%, 06/01/21 (Call 03/01/21)	500	550,429

106	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.40%, 03/01/43 (Call 09/01/42)	$25	$27,872
4.50%, 08/01/54 (Call 02/01/54)	300	330,366
4.75%, 05/30/42 (Call 11/30/41)	655	758,025
6.00%, 10/01/36	5,955	7,726,654
6.15%, 05/01/37	355	470,160
6.22%, 04/30/40	135	183,677
7.38%, 02/01/19	1,250	1,419,651
CSX Transportation Inc.
6.25%, 01/15/23	244	290,131
FedEx Corp.
2.63%, 08/01/22	3,350	3,432,149
3.20%, 02/01/25	2,125	2,237,425
3.25%, 04/01/26 (Call 01/01/26)	1,425	1,501,461
3.88%, 08/01/42	225	226,000
3.90%, 02/01/35	2,345	2,439,838
4.00%, 01/15/24	1,000	1,107,576
4.10%, 04/15/43	1,150	1,196,091
4.10%, 02/01/45	1,175	1,225,950
4.50%, 02/01/65	25	26,131
4.55%, 04/01/46 (Call 10/01/45)	1,215	1,356,694
4.75%, 11/15/45 (Call 05/15/45)	4,770	5,459,460
4.90%, 01/15/34	2,000	2,314,527
5.10%, 01/15/44	2,390	2,848,274
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,180,731
3.85%, 03/15/24 (Call 12/15/23)	1,750	1,864,607
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	2,150	2,185,554
3.13%, 06/01/26 (Call 03/01/26)	1,400	1,424,931
4.30%, 05/15/43 (Call 11/15/42)	1,517	1,593,538
4.95%, 08/15/45 (Call 02/15/45)	1,700	1,960,954
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	2,075	2,155,669
2.90%, 06/15/26 (Call 03/15/26)	5,000	5,169,217
3.00%, 04/01/22 (Call 01/01/22)	3,430	3,588,403
3.25%, 12/01/21 (Call 09/01/21)	2,960	3,130,755
3.85%, 01/15/24 (Call 10/15/23)	3,000	3,289,639
4.45%, 06/15/45 (Call 12/15/44)	1,025	1,167,364
4.65%, 01/15/46 (Call 07/15/45)	795	934,924
4.80%, 08/15/43 (Call 02/15/43)	135	159,978
4.84%, 10/01/41	5,082	5,995,425
5.75%, 04/01/18	208	222,370
6.00%, 03/15/05	25	30,982

Security	Principal (000s)	Value
6.00%, 05/23/11	$25	$31,003
7.05%, 05/01/37[c]	500	722,247
7.25%, 02/15/31	450	648,558
7.80%, 05/15/27	150	211,801
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	1,730	1,933,788
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	280	283,686
2.50%, 03/01/17 (Call 02/01/17)	1,650	1,655,859
2.50%, 03/01/18 (Call 02/01/18)	1,755	1,778,395
2.50%, 05/11/20 (Call 04/11/20)	405	407,777
2.55%, 06/01/19 (Call 05/01/19)	800	812,317
2.65%, 03/02/20 (Call 02/02/20)	240	243,138
2.88%, 09/01/20 (Call 08/01/20)	870	886,979
3.45%, 11/15/21 (Call 10/15/21)	355	369,351
3.50%, 06/01/17	700	711,234
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	950	985,563
2.75%, 03/01/26 (Call 12/01/25)	930	963,220
3.25%, 01/15/25 (Call 10/15/24)	375	402,439
3.25%, 08/15/25 (Call 05/15/25)	2,791	3,003,954
3.35%, 08/15/46 (Call 02/15/46)	1,000	1,004,164
3.38%, 02/01/35 (Call 08/01/34)	140	143,751
3.75%, 03/15/24 (Call 12/15/23)	2,250	2,480,701
3.88%, 02/01/55 (Call 08/01/54)	950	986,176
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,459,157
4.05%, 11/15/45 (Call 05/15/45)	1,000	1,113,090
4.05%, 03/01/46 (Call 09/01/45)	1,530	1,707,149
4.15%, 01/15/45 (Call 07/15/44)	1,000	1,125,125
4.16%, 07/15/22 (Call 04/15/22)	1,350	1,512,121
4.25%, 04/15/43 (Call 10/15/42)	2,475	2,801,273
4.30%, 06/15/42 (Call 12/15/41)	20	22,751
4.38%, 11/15/65 (Call 05/15/65)	1,043	1,156,129
4.75%, 09/15/41 (Call 03/15/41)	1,970	2,363,199
4.75%, 12/15/43 (Call 06/15/43)	1,700	2,058,145
4.82%, 02/01/44 (Call 08/01/43)	1,759	2,141,832
4.85%, 06/15/44 (Call 12/15/43)	45	55,100
6.63%, 02/01/29	200	275,973
United Parcel Service Inc.
2.45%, 10/01/22	6,765	7,024,864
3.13%, 01/15/21	838	893,182
3.63%, 10/01/42	540	587,644
4.88%, 11/15/40 (Call 05/15/40)	302	386,902

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
5.13%, 04/01/19	$2,320	$2,544,423
5.50%, 01/15/18	1,300	1,378,674
6.20%, 01/15/38	3,365	4,900,546
United Parcel Service of America Inc.
8.38%, 04/01/30[b]	50	74,139

		217,399,448
TRUCKING & LEASING — 0.03%
GATX Corp.
2.38%, 07/30/18	16	16,054
2.50%, 03/15/19	1,680	1,683,925
2.50%, 07/30/19[c]	750	756,217
2.60%, 03/30/20 (Call 02/28/20)[c]	152	151,839
3.25%, 03/30/25 (Call 12/30/24)	1,250	1,218,926
3.90%, 03/30/23[c]	4,245	4,339,195
4.50%, 03/30/45 (Call 09/30/44)	1,130	1,056,294
4.75%, 06/15/22	1,990	2,121,293
4.85%, 06/01/21[c]	700	759,137
5.20%, 03/15/44 (Call 09/15/43)	825	871,101

		12,973,981
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	2,850	3,080,205
4.30%, 12/01/42 (Call 06/01/42)	2,290	2,659,954
4.30%, 09/01/45 (Call 03/01/45)[c]	1,000	1,167,959
6.59%, 10/15/37	40	58,226

		6,966,344

TOTAL CORPORATE BONDS & NOTES
(Cost: $10,563,176,763)		11,094,779,133

FOREIGN GOVERNMENT OBLIGATIONS[g] — 3.45%

CANADA — 0.35%
Canada Government International Bond
1.13%, 03/19/18	5,510	5,530,844
1.63%, 02/27/19	10,110	10,274,849
Export Development Canada
0.75%, 12/15/17[c]	6,000	5,991,904
1.00%, 11/01/18	560	560,458
1.25%, 02/04/19	1,695	1,704,996
1.50%, 10/03/18	2,510	2,538,734
1.50%, 05/26/21	1,250	1,259,549
1.63%, 12/03/19[c]	3,100	3,146,532
1.75%, 07/21/20[c]	4,675	4,765,489

Security	Principal (000s)	Value
Province of British Columbia Canada
2.00%, 10/23/22	$1,253	$1,277,176
2.25%, 06/02/26	5,750	5,893,409
2.65%, 09/22/21	2,708	2,859,762
Province of Manitoba Canada
1.13%, 06/01/18	8,750	8,769,278
1.75%, 05/30/19	500	507,414
2.10%, 09/06/22	240	245,627
3.05%, 05/14/24	950	1,025,276
Province of Nova Scotia Canada
9.25%, 03/01/20	500	618,487
Province of Ontario Canada
1.10%, 10/25/17	1,711	1,714,247
1.20%, 02/14/18	2,600	2,608,280
1.65%, 09/27/19[c]	23,450	23,658,782
2.00%, 09/27/18	4,225	4,302,039
2.00%, 01/30/19	1,650	1,680,666
2.50%, 09/10/21	719	747,486
2.50%, 04/27/26	10,840	11,277,023
3.00%, 07/16/18	3,500	3,621,390
3.15%, 12/15/17	2,400	2,466,379
3.20%, 05/16/24	100	108,400
4.00%, 10/07/19	1,300	1,402,885
4.40%, 04/14/20	1,620	1,788,820
Province of Quebec Canada
2.75%, 08/25/21	800	842,309
2.88%, 10/16/24	12,558	13,356,806
3.50%, 07/29/20	1,200	1,294,212
4.63%, 05/14/18	2,300	2,438,994
7.13%, 02/09/24	730	963,543
7.50%, 09/15/29	7,627	11,552,011

		142,794,056
CHILE — 0.04%
Chile Government International Bond
2.25%, 10/30/22	1,000	1,021,373
3.13%, 03/27/25	2,500	2,690,091
3.13%, 01/21/26	5,300	5,695,602
3.25%, 09/14/21	3,250	3,503,402
3.63%, 10/30/42[c]	350	379,626
3.88%, 08/05/20	3,450	3,773,679

		17,063,773

108	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
COLOMBIA — 0.12%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[c]	$500	$528,022
4.38%, 07/12/21	12,698	13,696,525
4.50%, 01/28/26 (Call 10/28/25)[c]	1,450	1,584,308
5.00%, 06/15/45 (Call 12/15/44)	750	812,449
5.63%, 02/26/44 (Call 08/26/43)	5,322	6,162,456
6.13%, 01/18/41	3,816	4,607,774
7.38%, 03/18/19	5,950	6,747,550
7.38%, 09/18/37	5,550	7,450,125
8.13%, 05/21/24	1,250	1,642,212
10.38%, 01/28/33	4,550	7,166,113

		50,397,534
FINLAND — 0.01%
Finland Government International Bond
6.95%, 02/15/26	2,000	2,760,980

		2,760,980
GERMANY — 0.06%
FMS Wertmanagement AoeR
1.13%, 09/05/17	10,000	10,020,652
1.25%, 07/30/18	14,200	14,267,555

		24,288,207
ISRAEL — 0.02%
Israel Government International Bond
2.88%, 03/16/26[c]	250	260,753
3.15%, 06/30/23	500	534,375
4.50%, 01/30/43	3,600	4,113,000
5.13%, 03/26/19	3,675	4,037,906

		8,946,034
ITALY — 0.04%
Italy Government International Bond
5.38%, 06/15/33	2,990	3,692,507
6.88%, 09/27/23	9,000	11,271,312

		14,963,819
JAPAN — 0.11%
Japan Bank for International Cooperation/Japan
1.50%, 07/21/21	2,500	2,479,881
1.75%, 07/31/18	15,300	15,419,675

Security	Principal (000s)	Value
1.75%, 11/13/18	$3,700	$3,728,439
1.88%, 04/20/21	1,500	1,516,461
1.88%, 07/21/26	2,250	2,247,522
2.13%, 02/10/25	200	203,376
2.50%, 05/28/25	1,000	1,046,619
2.75%, 01/21/26	4,600	4,931,327
3.00%, 05/29/24	5,000	5,392,154
3.38%, 07/31/23	600	658,370
Japan Finance Corp.
2.13%, 02/07/19	6,000	6,110,760
Japan Finance Organization for Municipalities
4.00%, 01/13/21	1,100	1,200,020

		44,934,604
MEXICO — 0.25%
Mexico Government International Bond
3.50%, 01/21/21[c]	900	961,096
3.60%, 01/30/25[c]	1,800	1,900,481
3.63%, 03/15/22[c]	14,488	15,472,372
4.00%, 10/02/23	8,448	9,163,813
4.13%, 01/21/26	2,000	2,193,352
4.35%, 01/15/47	1,450	1,502,985
4.60%, 01/23/46	7,450	8,032,476
4.75%, 03/08/44	13,506	14,857,217
5.13%, 01/15/20	5,084	5,684,001
5.55%, 01/21/45	7,690	9,449,502
5.63%, 01/15/17[c]	3,802	3,859,030
5.75%, 10/12/49	2,150	2,451,096
5.95%, 03/19/19	5,850	6,523,129
6.05%, 01/11/40	3,400	4,379,650
6.75%, 09/27/34[c]	9,693	13,457,078
7.50%, 04/08/33	1,800	2,652,043
8.30%, 08/15/31	600	971,228

		103,510,549
PANAMA — 0.08%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	1,500	1,622,252
3.88%, 03/17/28 (Call 12/17/27)	5,000	5,487,507
4.00%, 09/22/24 (Call 06/22/24)	4,800	5,272,574
5.20%, 01/30/20	5,530	6,137,938
6.70%, 01/26/36	8,200	11,504,450
7.13%, 01/29/26	100	134,980
8.88%, 09/30/27	1,123	1,697,504

		31,857,205

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
PERU — 0.07%
Peruvian Government International Bond
4.13%, 08/25/27	$945	$1,073,317
5.63%, 11/18/50	4,182	5,550,094
6.55%, 03/14/37	5,353	7,603,113
7.13%, 03/30/19	5,430	6,235,893
7.35%, 07/21/25	1,200	1,663,711
8.75%, 11/21/33	3,425	5,602,493

		27,728,621
PHILIPPINES — 0.19%
Philippine Government International Bond
3.70%, 03/01/41	1,700	1,921,000
3.95%, 01/20/40	6,800	7,871,000
4.00%, 01/15/21	16,790	18,443,815
4.20%, 01/21/24	18,550	21,309,311
5.00%, 01/13/37	1,200	1,567,500
5.50%, 03/30/26	1,000	1,275,000
6.38%, 01/15/32	1,650	2,355,375
6.38%, 10/23/34	8,125	11,923,437
6.50%, 01/20/20	1,000	1,166,250
7.75%, 01/14/31	2,500	3,950,000
8.38%, 06/17/19	3,400	4,046,000
9.50%, 02/02/30	945	1,649,025
10.63%, 03/16/25	400	657,500

		78,135,213
POLAND — 0.08%
Poland Government International Bond
3.00%, 03/17/23	1,700	1,772,250
3.25%, 04/06/26	7,000	7,446,250
4.00%, 01/22/24	5,668	6,291,480
5.00%, 03/23/22	6,805	7,783,218
5.13%, 04/21/21	3,000	3,405,000
6.38%, 07/15/19	6,597	7,479,349

		34,177,547
SOUTH AFRICA — 0.05%
South Africa Government International Bond
4.67%, 01/17/24[c]	4,550	4,737,687
5.38%, 07/24/44[c]	3,200	3,500,000

Security	Principal (000s)	Value
5.50%, 03/09/20	$6,000	$6,472,500
5.88%, 09/16/25[c]	2,500	2,803,125
6.25%, 03/08/41[c]	3,550	4,268,875

		21,782,187
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
1.75%, 02/27/18	5,200	5,215,588
1.75%, 05/26/19	2,500	2,510,947
2.25%, 01/21/20	2,000	2,028,070
2.63%, 05/26/26	1,250	1,287,560
2.88%, 09/17/18	4,200	4,307,652
2.88%, 01/21/25	2,000	2,107,755
3.25%, 11/10/25	5,000	5,413,449
3.25%, 08/12/26	5,900	6,451,310
5.00%, 04/11/22	450	524,928
5.13%, 06/29/20	250	279,911
Korea International Bond
3.88%, 09/11/23	1,400	1,599,013
4.13%, 06/10/44[c]	2,936	3,996,317
7.13%, 04/16/19	3,000	3,445,653

		39,168,153
SUPRANATIONAL — 1.55%
African Development Bank
0.75%, 11/03/17	1,243	1,240,904
0.88%, 03/15/18	2,000	1,998,323
1.00%, 05/15/19	6,436	6,420,359
1.13%, 03/04/19	2,943	2,945,763
1.25%, 07/26/21	500	496,175
1.63%, 10/02/18	8,100	8,206,811
2.38%, 09/23/21	3,117	3,251,957
Asian Development Bank
1.38%, 01/15/19	20,008	20,162,860
1.38%, 03/23/20	7,500	7,542,373
1.50%, 09/28/18	6,000	6,063,314
1.50%, 01/22/20	1,021	1,031,724
1.63%, 08/26/20	15,300	15,520,603
1.75%, 03/21/19	2,158	2,195,690
1.88%, 10/23/18	4,300	4,379,512
1.88%, 02/18/22	10,525	10,740,535
2.00%, 01/22/25	5,250	5,373,625
2.00%, 04/24/26	2,150	2,196,062
6.22%, 08/15/27	2,775	3,807,298

110	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Corp. Andina de Fomento
1.50%, 08/08/17	$910	$912,762
4.38%, 06/15/22	4,350	4,823,610
Council of Europe Development Bank
1.00%, 03/07/18	3,400	3,401,446
1.13%, 05/31/18	6,950	6,966,487
1.75%, 11/14/19	200	203,419
European Bank for Reconstruction & Development
0.75%, 09/01/17	7,500	7,493,278
0.88%, 07/22/19	1,500	1,490,177
1.00%, 06/15/18	7,000	7,001,640
1.50%, 03/16/20	1,100	1,110,536
1.63%, 11/15/18	2,850	2,887,481
1.75%, 06/14/19	200	203,447
1.75%, 11/26/19	5,700	5,802,075
1.88%, 02/23/22	2,650	2,700,201
European Investment Bank
0.88%, 04/18/17[c]	21,600	21,601,987
1.00%, 12/15/17	26,700	26,724,748
1.00%, 03/15/18	11,800	11,805,967
1.00%, 06/15/18	9,575	9,578,084
1.13%, 09/15/17	150	150,349
1.13%, 08/15/18	1,750	1,753,976
1.13%, 08/15/19	2,000	1,997,301
1.25%, 05/15/18	6,250	6,277,541
1.25%, 05/15/19	16,503	16,558,896
1.38%, 06/15/20	950	952,201
1.38%, 09/15/21	1,750	1,745,136
1.63%, 12/18/18	6,500	6,586,067
1.63%, 03/16/20	6,825	6,912,636
1.63%, 06/15/21	2,300	2,322,479
1.75%, 06/17/19	1,853	1,884,516
1.88%, 03/15/19	8,750	8,915,821
1.88%, 02/10/25	16,463	16,607,787
2.13%, 10/15/21	1,513	1,561,406
2.25%, 08/15/22	5,820	6,042,822
2.50%, 04/15/21	2,650	2,779,340
2.50%, 10/15/24	4,950	5,242,683
2.88%, 09/15/20	2,700	2,863,855
3.25%, 01/29/24	4,900	5,445,379
4.00%, 02/16/21	21,245	23,629,139

Security	Principal (000s)	Value
4.88%, 02/15/36	$3,380	$4,745,004
5.13%, 05/30/17	11,600	11,960,261
Inter-American Development Bank
0.88%, 03/15/18	9,450	9,444,073
1.00%, 05/13/19[c]	8,850	8,835,524
1.13%, 08/28/18	3,550	3,561,913
1.38%, 07/15/20	2,400	2,408,839
1.75%, 08/24/18	3,350	3,401,665
1.75%, 10/15/19	900	916,528
1.75%, 04/14/22	14,550	14,723,234
1.88%, 06/16/20	7,450	7,620,752
1.88%, 03/15/21	6,600	6,750,871
2.00%, 06/02/26	1,500	1,533,809
2.13%, 11/09/20	6,176	6,379,360
2.13%, 01/15/25[f]	500	515,021
3.00%, 10/04/23	850	929,588
3.00%, 02/21/24	7,725	8,450,792
3.88%, 10/28/41	3,050	3,809,981
4.25%, 09/10/18	1,600	1,704,550
4.38%, 01/24/44	3,040	4,099,847
Series E
3.88%, 09/17/19	5,550	6,000,578
International Bank for Reconstruction & Development
0.88%, 07/19/18[c]	9,104	9,092,120
0.88%, 08/15/19	4,250	4,223,399
1.00%, 06/15/18	2,050	2,052,101
1.00%, 10/05/18	21,500	21,514,775
1.25%, 07/26/19[c]	25,613	25,742,458
1.38%, 04/10/18	6,450	6,496,281
1.38%, 05/24/21[c]	4,250	4,250,466
1.63%, 03/09/21[c]	10,000	10,125,388
1.63%, 02/10/22	1,250	1,261,281
1.75%, 04/19/23	6,000	6,071,152
1.88%, 03/15/19	10,625	10,843,981
1.88%, 10/07/19	2,200	2,249,175
1.88%, 10/07/22[c]	5,500	5,609,064
2.13%, 11/01/20[c]	150	155,259
2.13%, 02/13/23[c]	4,000	4,146,664
2.13%, 03/03/25	5,000	5,164,484
2.25%, 06/24/21[c]	1,600	1,667,271
2.50%, 11/25/24	12,263	13,026,355

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.50%, 07/29/25	$12,000	$12,771,905
4.75%, 02/15/35	2,040	2,784,180
7.63%, 01/19/23[c]	1,200	1,643,495
International Finance Corp.
0.88%, 06/15/18	1,800	1,798,052
1.13%, 07/20/21	3,650	3,616,095
1.63%, 07/16/20	200	202,850
1.75%, 09/04/18	8,500	8,631,241
1.75%, 09/16/19	5,550	5,651,842
2.13%, 11/17/17	9,500	9,639,188
2.13%, 04/07/26	3,700	3,826,509
Nordic Investment Bank
1.13%, 02/25/19	9,127	9,144,359

		639,704,143
SWEDEN — 0.04%
Svensk Exportkredit AB
1.13%, 04/05/18	9,300	9,308,489
1.75%, 03/10/21	7,000	7,084,502
1.88%, 06/17/19	1,500	1,525,871

		17,918,862
TURKEY — 0.25%
Republic of Turkey
7.50%, 11/07/19	2,200	2,466,750
Turkey Government International Bond
3.25%, 03/23/23	10,700	10,178,375
4.25%, 04/14/26	3,500	3,447,500
4.88%, 10/09/26	7,500	7,725,000
4.88%, 04/16/43	19,831	18,938,605
5.13%, 03/25/22	1,000	1,050,000
5.75%, 03/22/24	12,400	13,485,000
6.00%, 01/14/41	3,550	3,896,125
6.25%, 09/26/22	10,500	11,641,875
6.63%, 02/17/45	2,500	2,987,500
6.75%, 04/03/18	8,600	9,137,500
6.75%, 05/30/40	1,011	1,206,882
6.88%, 03/17/36	513	613,676
7.00%, 06/05/20	926	1,032,490
7.25%, 03/05/38	2,000	2,505,000
7.38%, 02/05/25[c]	7,370	8,853,212
8.00%, 02/14/34	200	264,750
11.88%, 01/15/30	1,700	2,883,625

		102,313,865

Security	Principal (000s)	Value
URUGUAY — 0.05%
Uruguay Government International Bond
4.13%, 11/20/45	$3,800	$3,648,000
4.38%, 10/27/27	3,000	3,246,000
4.50%, 08/14/24[c]	5,667	6,305,104
5.10%, 06/18/50	5,230	5,518,173
7.63%, 03/21/36	1,148	1,641,640
8.00%, 11/18/22	640	827,200

		21,186,117

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,382,346,037)		1,423,631,469

MUNICIPAL DEBT OBLIGATIONS — 0.81%

ARIZONA — 0.01%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	1,910	2,465,122

		2,465,122
CALIFORNIA — 0.28%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	1,190	1,848,403
Series S-1
6.79%, 04/01/30	1,000	1,304,880
7.04%, 04/01/50[c]	3,100	5,102,693
Series S-3
6.91%, 10/01/50	1,300	2,136,927
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	125	175,048
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,330,300
County of Sonoma CA RB
Series A
6.00%, 12/01/29 (GTD)	2,000	2,472,360
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	4,480	6,257,306

112	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	$2,550	$4,158,948
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	815	1,073,526
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	1,050	1,643,502
Los Angeles Department of Water & Power RB BAB
Series A
5.72%, 07/01/39	2,100	2,834,874
6.60%, 07/01/50	325	520,676
Series D
6.57%, 07/01/45	2,075	3,235,506
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	2,685	3,609,096
5.76%, 07/01/29	2,170	2,811,604
6.76%, 07/01/34	1,625	2,379,390
Orange County Local Transportation Authority RB BAB
Series A
6.91%, 02/15/41	650	950,424
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	695	1,039,115
Series F
6.58%, 05/15/49	2,015	2,996,265
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	1,200	1,740,312
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	925	1,198,254

Security	Principal (000s)	Value
State of California GO
6.20%, 10/01/19	$175	$199,178
State of California GO BAB
5.70%, 11/01/21	500	584,470
6.65%, 03/01/22	500	608,950
7.30%, 10/01/39	7,150	11,059,262
7.35%, 11/01/39	2,130	3,306,527
7.50%, 04/01/34	6,530	10,039,548
7.55%, 04/01/39	11,475	18,594,090
7.60%, 11/01/40	4,335	7,152,750
7.70%, 11/01/30 (Call 11/01/20)	500	616,080
7.95%, 03/01/36 (Call 03/01/20)	500	601,010
University of California RB
Series AD
4.86%, 05/15/12	3,050	3,633,465
Series AN
4.77%, 05/15/44 (Call 05/15/24)	1,180	1,297,268
Series AQ
4.77%, 05/15/15	835	967,515
University of California RB BAB
5.77%, 05/15/43	1,020	1,386,935
5.95%, 05/15/45	1,050	1,438,616

		114,305,073
COLORADO — 0.00%
Denver City & County School District No. 1 COP
Series B
4.24%, 12/15/37	600	673,218
Regional Transportation District RB BAB
Series B
5.84%, 11/01/50	500	740,250

		1,413,468
CONNECTICUT — 0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	2,400	3,109,608
State of Connecticut GO BAB
5.09%, 10/01/30	1,515	1,783,852

		4,893,460
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB
Series E
5.59%, 12/01/34	700	903,896

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	$600	$716,070
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB
7.46%, 10/01/46	1,000	1,584,280

		3,204,246
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB
Series A
2.11%, 07/01/18	1,500	1,518,765
2.16%, 07/01/19	1,500	1,529,520
2.64%, 07/01/21	1,500	1,539,735
3.00%, 07/01/20	1,260	1,307,653

		5,895,673
GEORGIA — 0.02%
Cobb-Marietta Coliseum & Exhibit Hall Authority RB
4.50%, 01/01/47 (Call 01/01/26)	1,500	1,608,765
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	1,800	2,451,924
Project M, Series 2010-A
6.66%, 04/01/57	800	1,079,728
Project P, Series 2010A
7.06%, 04/01/57	300	373,890
State of Georgia GO BAB
Series H
4.50%, 11/01/25	425	483,828

		5,998,135
ILLINOIS — 0.08%
Chicago O’Hare International Airport RB BAB
Series B
6.40%, 01/01/40	500	701,810
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	2,400	3,162,336

Security	Principal (000s)	Value
City of Chicago IL GO
Series B
6.31%, 01/01/44[c]	$50	$50,529
Series C
7.78%, 01/01/35	400	459,032
City of Chicago IL Waterworks Revenue RB BAB
Series B
6.74%, 11/01/40	300	394,107
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	1,200	1,637,004
State of Illinois GO
5.10%, 06/01/33	19,998	19,499,850
5.37%, 03/01/17	2,500	2,548,425
5.88%, 03/01/19	4,405	4,760,219
State of Illinois GO BAB
Series 5
7.35%, 07/01/35	1,000	1,146,690

		34,360,002
INDIANA — 0.00%
Indianapolis Local Public Improvement Bond Bank RB BAB
Series B-2
6.12%, 01/15/40	1,000	1,420,450

		1,420,450
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	500	601,620

		601,620
MARYLAND — 0.01%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	2,038,215

		2,038,215
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	450	562,059

114	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
Series E
4.20%, 12/01/21	$420	$465,969
5.46%, 12/01/39	1,150	1,576,098
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	1,400	1,937,376
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	1,025	1,341,079

		5,882,581
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
5.25%, 11/01/34	1,000	1,290,880

		1,290,880
MISSOURI — 0.01%
Health & Educational Facilities Authority of the State of Missouri RB
3.09%, 09/15/51	1,000	1,003,760
Series A
3.65%, 01/15/46	1,000	1,113,170
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	1,050	1,330,476
University of Missouri RB BAB
5.79%, 11/01/41	950	1,372,142

		4,819,548
NEVADA — 0.00%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	850	1,328,270

		1,328,270
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	1,550	1,952,969
Series B
0.00%, 02/15/19 (AGM)	500	470,235

Security	Principal (000s)	Value
0.00%, 02/15/21 (AGM)	$1,145	$1,010,451
0.00%, 02/15/22 (AGM)	1,000	842,050
0.00%, 02/15/23 (AGM)	1,400	1,134,588
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,170	1,796,406
Series F
7.41%, 01/01/40	4,044	6,438,169
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	1,500	1,810,545
Series C
5.75%, 12/15/28	2,225	2,519,301
6.10%, 12/15/28 (Call 12/15/20)	1,200	1,313,544
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	900	1,123,821

		20,412,079
NEW YORK — 0.14%
City of New York NY GO BAB
5.85%, 06/01/40	645	901,671
5.97%, 03/01/36	2,125	2,900,498
5.99%, 12/01/36	1,735	2,362,029
6.27%, 12/01/37	1,170	1,675,370
Series C-1
5.52%, 10/01/37	1,000	1,327,240
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	100	140,654
7.34%, 11/15/39	1,790	2,904,257
Series 2010-A
6.67%, 11/15/39	50	72,571
Series 2010B-1
6.55%, 11/15/31	2,110	2,870,782
Series C-1
6.69%, 11/15/40	2,000	2,890,380
Series E
6.81%, 11/15/40	1,230	1,801,716
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series G-3
5.27%, 05/01/27	480	596,443

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	$1,000	$1,335,030
5.57%, 11/01/38	100	133,067
Series C-2
5.77%, 08/01/36	2,000	2,673,680
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	3,205	4,615,328
5.88%, 06/15/44	3,090	4,505,715
6.01%, 06/15/42	835	1,233,253
New York State Dormitory Authority RB BAB
5.50%, 03/15/30	600	750,708
5.63%, 03/15/39	1,500	1,969,320
Series D
5.60%, 03/15/40	1,500	2,015,175
Series H
5.43%, 03/15/39	1,000	1,289,360
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	1,260	1,637,597
Port Authority of New York & New Jersey RB
4.46%, 10/01/62[c]	2,025	2,386,503
4.93%, 10/01/51	2,500	3,231,825
5.65%, 11/01/40	2,255	3,072,708
5.65%, 11/01/40	1,600	2,172,496
Series 181
4.96%, 08/01/46	2,000	2,537,040
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,000	1,142,640
Series 192
4.81%, 10/15/65	1,400	1,739,514

		58,884,570
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	500	571,320
Series C
3.33%, 12/01/36	1,500	1,623,720

		2,195,040

Security	Principal (000s)	Value
OHIO — 0.03%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	$1,300	$1,705,561
8.08%, 02/15/50	1,525	2,569,213
Series E
6.27%, 02/15/50	1,210	1,578,373
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	900	1,017,234
Ohio State University (The) RB
Series A
3.80%, 12/01/46	2,000	2,220,800
4.05%, 12/01/56	500	571,095
Ohio State University (The) RB BAB
4.91%, 06/01/40	1,075	1,376,129
Ohio University RB
5.59%, 12/01/14	1,000	1,225,110

		12,263,515
OREGON — 0.02%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,214,350
Series B
5.68%, 06/30/28 (NPFGC)	1,000	1,257,330
State of Oregon Department of Transportation RB BAB
Series 2010-A
5.83%, 11/15/34	595	827,235
State of Oregon GO
5.89%, 06/01/27	3,020	3,892,236

		7,191,151
PENNSYLVANIA — 0.01%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	2,500	2,825,200
Pennsylvania Turnpike Commission RB BAB
Series B
5.51%, 12/01/45	1,000	1,327,110

		4,152,310

116	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
SOUTH CAROLINA — 0.00%
South Carolina Public Service Authority BAB
Series C
6.45%, 01/01/50	$400	$589,208
South Carolina Public Service Authority RB
Series C
5.78%, 12/01/41	810	1,065,498

		1,654,706
TENNESSEE — 0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB
Series 2016B
4.05%, 07/01/26 (Call 04/01/26)	1,000	1,094,280

		1,094,280
TEXAS — 0.07%
City of Houston TX Combined Utility System Revenue RB
Series B
3.83%, 05/15/28	575	646,973
City of Houston TX GOL
Series A
6.29%, 03/01/32	620	784,870
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	1,800	2,494,008
Series C
5.99%, 02/01/39	1,000	1,422,920
Dallas Area Rapid Transit RB BAB
4.92%, 12/01/41	1,285	1,670,783
5.02%, 12/01/48	950	1,274,036
6.00%, 12/01/44	400	588,692
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	700	994,777
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	1,250	1,694,750

Security	Principal (000s)	Value
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)	$400	$476,192
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	1,590	2,498,288
State of Texas GO BAB
5.52%, 04/01/39	500	708,925
Series A
4.63%, 04/01/33	1,230	1,525,372
4.68%, 04/01/40	2,000	2,553,540
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	5,015	6,435,749
University of Texas System (The) RB
Series A
3.85%, 08/15/46	2,000	2,332,300
University of Texas System (The) RB BAB
Series C
4.79%, 08/15/46	1,500	1,906,260
Series D
5.13%, 08/15/42	200	265,074

		30,273,509
UTAH — 0.00%
State of Utah GO BAB
Series B
3.54%, 07/01/25	500	549,060
Utah Transit Authority RB BAB
Series B
5.94%, 06/15/39	150	211,026

		760,086
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	1,200	1,639,596
State of Washington GO BAB
5.14%, 08/01/40	2,000	2,717,460

		4,357,056

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
WISCONSIN — 0.00%
State of Wisconsin RB Series A
5.70%, 05/01/26 (AGM)	$320	$390,726

		390,726

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $289,815,980)		333,545,771

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.00%

MORTGAGE-BACKED SECURITIES — 27.71%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	6,389	6,634,591
2.50%, 01/01/30	54,449	56,344,799
2.50%, 09/01/31[h]	200,088	206,872,711
2.50%, 09/01/46[h]	6,375	6,421,816
3.00%, 04/01/27	1,340	1,410,282
3.00%, 05/01/27	10,045	10,550,159
3.00%, 06/01/27	8,829	9,265,126
3.00%, 07/01/27	280	293,082
3.00%, 08/01/27	1,035	1,088,424
3.00%, 09/01/27	4,551	4,793,019
3.00%, 11/01/27	1,530	1,612,331
3.00%, 12/01/27	1,160	1,222,221
3.00%, 01/01/28	567	596,352
3.00%, 05/01/29	20,129	21,109,607
3.00%, 05/01/30	20,715	21,719,086
3.00%, 07/01/30	17,883	18,825,888
3.00%, 12/01/30	51,201	53,681,837
3.00%, 02/01/31	17,361	18,202,289
3.00%, 05/01/31	36,715	38,495,796
3.00%, 06/01/31	24,504	25,694,490
3.00%, 09/01/31[h]	64,097	67,181,809
3.00%, 05/01/33	6,029	6,339,396
3.00%, 02/01/43	38,544	40,341,252
3.00%, 09/01/46[h]	596,865	619,246,962
3.50%, 11/01/25	7,690	8,142,681
3.50%, 03/01/26	6,091	6,447,587
3.50%, 06/01/26	1,655	1,752,270
3.50%, 09/01/31[h]	104,669	110,687,467
3.50%, 03/01/32	3,234	3,445,241
3.50%, 10/01/42	2,527	2,670,184
3.50%, 11/01/42	2,239	2,365,878
3.50%, 04/01/43	13,235	13,980,572

Security	Principal (000s)	Value
3.50%, 06/01/43	$2,987	$3,187,669
3.50%, 08/01/43	19,661	20,775,508
3.50%, 10/01/43	4,392	4,687,594
3.50%, 01/01/44	45,580	48,233,803
3.50%, 02/01/44	27,684	29,538,078
3.50%, 09/01/44	16,444	17,481,867
3.50%, 01/01/45	66,132	69,651,567
3.50%, 03/01/45	16,666	17,552,729
3.50%, 08/01/45	26,109	27,501,593
3.50%, 10/01/45	1,757	1,857,460
3.50%, 11/01/45	111,851	117,804,124
3.50%, 12/01/45	50,109	52,776,650
3.50%, 01/01/46	104,479	110,040,655
3.50%, 02/01/46	4,307	4,536,531
3.50%, 03/01/46	65,597	69,108,986
3.50%, 04/01/46	32,136	33,857,739
3.50%, 05/01/46	16,909	17,905,132
3.50%, 06/01/46	19,606	20,690,598
3.50%, 07/01/46	15,780	16,649,704
3.50%, 08/01/46	54,160	57,157,171
3.50%, 09/01/46	7,045	7,425,065
3.50%, 09/01/46[h]	32,744	34,478,409
4.00%, 05/01/25	865	910,105
4.00%, 10/01/25	4,979	5,298,256
4.00%, 02/01/26	2,923	3,109,124
4.00%, 05/01/26	4,114	4,340,305
4.00%, 09/01/31[h]	14,803	15,291,036
4.00%, 09/01/41	10,911	11,834,548
4.00%, 02/01/42	8,485	9,179,815
4.00%, 03/01/42	2,108	2,265,748
4.00%, 06/01/42	15,494	16,643,038
4.00%, 07/01/44	19,870	21,473,700
4.00%, 01/01/45	5,328	5,707,578
4.00%, 06/01/45	26,407	28,299,288
4.00%, 08/01/45	107,168	114,736,728
4.00%, 09/01/45	6,044	6,464,284
4.00%, 10/01/45	20,675	22,118,479
4.00%, 11/01/45	79,385	84,923,790
4.00%, 12/01/45	28,713	30,731,337
4.00%, 01/01/46	11,768	12,594,138
4.00%, 03/01/46	10,386	11,119,025
4.00%, 04/01/46	6,950	7,437,806
4.00%, 05/01/46	38,008	40,749,516
4.00%, 09/01/46[h]	63,401	67,848,976

118	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.50%, 04/01/22	$2,606	$2,727,070
4.50%, 05/01/23	1,296	1,349,367
4.50%, 07/01/24	1,441	1,549,732
4.50%, 08/01/24	317	340,408
4.50%, 09/01/24	819	876,714
4.50%, 10/01/24	789	846,379
4.50%, 08/01/30	6,251	6,839,355
4.50%, 09/01/31[h]	500	511,797
4.50%, 03/01/39	4,160	4,613,797
4.50%, 05/01/39	5,106	5,664,808
4.50%, 10/01/39	3,859	4,234,777
4.50%, 01/01/40	1,097	1,204,321
4.50%, 02/01/41	2,670	2,930,729
4.50%, 05/01/41	12,016	13,475,977
4.50%, 05/01/42	18,592	20,374,482
4.50%, 01/01/45	16,060	17,765,461
4.50%, 11/01/45	458	502,600
4.50%, 01/01/46	627	687,018
4.50%, 03/01/46	4,008	4,395,613
4.50%, 04/01/46	4,153	4,553,059
4.50%, 05/01/46	2,929	3,212,271
4.50%, 06/01/46	2,980	3,269,835
4.50%, 07/01/46	4,243	4,666,800
4.50%, 08/01/46	2,907	3,191,476
4.50%, 09/01/46[h]	120,957	132,258,920
5.00%, 12/01/24	3,697	3,866,205
5.00%, 08/01/25	3,578	3,943,672
5.00%, 06/01/33	1,537	1,713,013
5.00%, 12/01/33	4,312	4,816,706
5.00%, 07/01/35	5,589	6,227,627
5.00%, 01/01/36	2,891	3,213,621
5.00%, 01/01/37	336	374,108
5.00%, 02/01/37	315	350,315
5.00%, 02/01/38	1,597	1,777,631
5.00%, 03/01/38	10,981	12,120,075
5.00%, 12/01/38	1,445	1,595,175
5.00%, 08/01/40	2,197	2,425,425
5.00%, 09/01/40	9,146	10,118,158
5.00%, 08/01/41	2,650	2,963,724
5.00%, 09/01/46[h]	38,725	42,748,770
5.50%, 02/01/34	5,601	6,351,565
5.50%, 05/01/35	3,887	4,406,441
5.50%, 06/01/35	2,241	2,540,456

Security	Principal (000s)	Value
5.50%, 05/01/36	$3,081	$3,482,643
5.50%, 07/01/36	5,199	5,865,875
5.50%, 03/01/38	3,719	4,196,968
5.50%, 04/01/38	1,047	1,181,136
5.50%, 01/01/39	2,224	2,524,875
5.50%, 11/01/39	2,607	2,958,103
6.00%, 10/01/36	2,417	2,795,452
6.00%, 02/01/37	2,509	2,853,465
6.00%, 11/01/37	7,093	8,107,871
6.00%, 09/01/38	127	145,314
FRN, (12 mo. LIBOR US + 1.751%)
2.94%, 12/01/38	6,003	6,372,895
FRN, (12 mo. LIBOR US + 1.775%)
2.65%, 11/01/40	2,439	2,558,326
FRN, (12 mo. LIBOR US + 1.804%)
2.94%, 08/01/41	1,492	1,558,381
FRN, (12 mo. LIBOR US + 1.807%)
2.95%, 05/01/42	1,938	2,006,347
FRN, (12 mo. LIBOR US + 1.856%)
3.44%, 11/01/41	5,868	6,136,186
FRN, (12 mo. LIBOR US + 1.880%)
2.92%, 09/01/41	1,855	1,959,227
FRN, (12 mo. LIBOR US + 1.900%)
2.55%, 01/01/42	889	933,212
2.78%, 11/01/40	2,479	2,599,918
FRN, (12 mo. LIBOR US + 1.910%)
3.23%, 11/01/40	3,510	3,697,323
Federal National Mortgage Association
1.00%, 07/01/46	5,329	5,726,812
2.50%, 05/01/27	6,947	7,201,899
2.50%, 10/01/27	7,381	7,651,625
2.50%, 02/01/30	1,644	1,699,997
2.50%, 03/01/30	21,341	22,069,398
2.50%, 06/01/30	3,014	3,116,835

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
2.50%, 07/01/30	$5,749	$5,945,294
2.50%, 08/01/30	16,198	16,751,585
2.50%, 09/01/30	6,514	6,736,793
2.50%, 12/01/30	11,621	12,017,209
2.50%, 01/01/31	6,790	7,022,044
2.50%, 04/01/31	5,559	5,749,093
2.50%, 09/01/31[h]	284,861	294,341,662
2.50%, 09/01/46[h]	16,575	16,727,801
3.00%, 01/01/27	12,657	13,272,697
3.00%, 10/01/27	12,198	12,794,358
3.00%, 11/01/27	8,874	9,335,097
3.00%, 07/01/30	12,434	13,070,431
3.00%, 08/01/30	62,899	65,891,089
3.00%, 09/01/30	84,105	88,105,713
3.00%, 10/01/30	33,762	35,368,348
3.00%, 11/01/30	9,349	9,793,900
3.00%, 01/01/31	8,927	9,351,952
3.00%, 02/01/31	10,293	10,782,542
3.00%, 03/01/31	19,691	20,627,763
3.00%, 07/01/31	7,604	7,971,296
3.00%, 09/01/31	13,825	14,493,026
3.00%, 09/01/31[h]	49,687	52,023,842
3.00%, 05/01/33	1,675	1,759,625
3.00%, 08/01/42	63	65,676
3.00%, 09/01/42	237	248,029
3.00%, 10/01/42	10,353	10,801,167
3.00%, 12/01/42	48,992	51,004,601
3.00%, 01/01/43	24,461	25,572,195
3.00%, 02/01/43	718	746,820
3.00%, 03/01/43	15,131	15,800,457
3.00%, 04/01/43	29,093	30,327,013
3.00%, 05/01/43	12,705	13,269,396
3.00%, 06/01/43	9,268	9,638,151
3.00%, 07/01/43	1,791	1,861,933
3.00%, 08/01/43	5,575	5,798,092
3.00%, 09/01/46[h]	658,659	682,759,699
3.50%, 01/01/27	2,031	2,151,459
3.50%, 11/01/28	762	804,116
3.50%, 01/01/29	1,469	1,559,069
3.50%, 12/01/29	4,752	5,016,179
3.50%, 07/01/30	33,917	36,121,758
3.50%, 11/01/30	3,573	3,781,931
3.50%, 03/01/31	5,565	5,913,508

Security	Principal (000s)	Value
3.50%, 09/01/31[h]	$112,985	$119,322,752
3.50%, 01/01/32	4,486	4,777,014
3.50%, 02/01/32	5,105	5,435,532
3.50%, 02/01/42	38,862	41,060,000
3.50%, 05/01/42	3,220	3,432,138
3.50%, 11/01/42	12,398	13,064,628
3.50%, 12/01/42	15,666	16,600,603
3.50%, 06/01/43	12,479	13,198,757
3.50%, 10/01/43	16,883	17,848,190
3.50%, 02/01/45	40,153	42,371,793
3.50%, 03/01/45	46,346	49,402,022
3.50%, 05/01/45	95,785	101,793,002
3.50%, 11/01/45	14,944	15,776,144
3.50%, 12/01/45	133,784	140,983,037
3.50%, 01/01/46	50,750	53,481,057
3.50%, 02/01/46	22,516	23,727,200
3.50%, 03/01/46	263,189	277,358,004
3.50%, 04/01/46	139,534	147,113,599
3.50%, 05/01/46	80,509	84,970,026
3.50%, 06/01/46	2,607	2,782,901
3.50%, 07/01/46	28,692	30,460,827
3.50%, 08/01/46	3,745	3,968,995
3.50%, 09/01/46[h]	127,119	133,951,962
4.00%, 10/01/25	11,325	12,056,723
4.00%, 11/01/25	849	903,197
4.00%, 03/01/26	2,055	2,168,775
4.00%, 06/01/26	3,237	3,446,279
4.00%, 09/01/26	1,349	1,442,347
4.00%, 12/01/30	5,151	5,565,393
4.00%, 01/01/31	1,787	1,930,114
4.00%, 02/01/31	1,518	1,639,386
4.00%, 09/01/31[h]	55,472	57,387,517
4.00%, 10/01/31	5,877	6,348,462
4.00%, 02/01/32	7,249	7,833,820
4.00%, 03/01/42	10,580	11,443,413
4.00%, 06/01/42	6,136	6,634,981
4.00%, 10/01/44	12,564	13,470,002
4.00%, 12/01/44	41,222	44,825,871
4.00%, 02/01/45	66,952	73,315,729
4.00%, 05/01/45	41,339	45,266,529
4.00%, 07/01/45	18,222	19,713,489
4.00%, 08/01/45	88,233	94,697,631
4.00%, 09/01/45	54,838	58,729,501

120	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.00%, 11/01/45	$37,425	$40,107,703
4.00%, 12/01/45	50,040	53,700,377
4.00%, 01/01/46	5,228	5,602,000
4.00%, 02/01/46	18,594	19,943,446
4.00%, 03/01/46	148,358	159,120,844
4.00%, 04/01/46	64,856	69,591,996
4.00%, 05/01/46	66,817	71,693,211
4.00%, 07/01/46	45,524	48,839,144
4.00%, 08/01/46	1,502	1,615,866
4.00%, 09/01/46	847	907,307
4.00%, 09/01/46[h]	24,079	25,794,677
4.50%, 09/01/18	1,113	1,139,692
4.50%, 10/01/24	1,860	1,992,674
4.50%, 02/01/25	735	785,218
4.50%, 04/01/25	1,022	1,100,233
4.50%, 06/01/25	4,589	4,886,104
4.50%, 08/01/31	5,212	5,737,924
4.50%, 09/01/31[h]	24,250	24,818,359
4.50%, 09/01/40	13,874	15,208,970
4.50%, 12/01/40	6,765	7,401,186
4.50%, 01/01/41	17,538	19,243,994
4.50%, 05/01/41	9,744	10,696,249
4.50%, 06/01/41	54,883	60,266,518
4.50%, 08/01/41	16,524	18,122,380
4.50%, 09/01/41	6,995	7,721,401
4.50%, 01/01/42	7,538	8,261,774
4.50%, 08/01/43	9,089	9,961,632
4.50%, 03/01/44	9,297	10,184,512
4.50%, 04/01/44	20,645	22,548,058
4.50%, 06/01/44	3,484	3,814,701
4.50%, 10/01/44	32,650	35,666,358
4.50%, 10/01/45	3,284	3,591,577
4.50%, 11/01/45	713	781,279
4.50%, 12/01/45	698	764,607
4.50%, 01/01/46	883	966,606
4.50%, 02/01/46	536	586,867
4.50%, 03/01/46	4,297	4,709,428
4.50%, 04/01/46	14,790	16,206,069
4.50%, 05/01/46	473	518,043
4.50%, 06/01/46	2,676	2,929,841
4.50%, 07/01/46	1,173	1,286,877
4.50%, 08/01/46	6,974	7,654,488
4.50%, 09/01/46[h]	93,585	102,200,302

Security	Principal (000s)	Value
5.00%, 08/01/20	$1,304	$1,339,392
5.00%, 07/01/23	1,724	1,847,284
5.00%, 12/01/23	1,394	1,494,672
5.00%, 09/01/31[h]	975	999,223
5.00%, 11/01/33	11,424	12,806,520
5.00%, 06/01/39	2,447	2,735,395
5.00%, 12/01/39	481	533,000
5.00%, 01/01/40	12	13,009
5.00%, 03/01/40	8,182	9,078,593
5.00%, 04/01/40	1,041	1,155,260
5.00%, 05/01/40	85	94,405
5.00%, 06/01/40	105	117,588
5.00%, 07/01/40	6,195	6,887,065
5.00%, 08/01/40	4,557	5,101,678
5.00%, 09/01/40	33	36,982
5.00%, 10/01/40	103	114,511
5.00%, 04/01/41	2,390	2,697,040
5.00%, 05/01/41	12,676	14,134,373
5.00%, 06/01/41	2,964	3,317,103
5.00%, 08/01/41	5,019	5,672,125
5.00%, 10/01/41	15,051	16,749,830
5.00%, 01/01/42	60,594	67,241,329
5.00%, 05/01/42	31,188	34,629,524
5.00%, 09/01/46[h]	115,406	127,902,539
5.50%, 12/01/19	1,271	1,315,468
5.50%, 05/01/33	4,491	5,100,215
5.50%, 11/01/33	8,807	10,001,090
5.50%, 09/01/34	12,763	14,515,455
5.50%, 09/01/36	990	1,124,476
5.50%, 03/01/38	944	1,064,462
5.50%, 06/01/38	24,102	27,227,471
5.50%, 11/01/38	1,618	1,841,780
5.50%, 07/01/40	4,947	5,647,609
5.50%, 09/01/46[h]	179,467	202,096,667
6.00%, 03/01/34	6,765	7,861,835
6.00%, 05/01/34	627	735,431
6.00%, 08/01/34	1,103	1,278,141
6.00%, 11/01/34	359	415,392
6.00%, 09/01/36	2,547	2,918,075
6.00%, 08/01/37	5,912	6,768,825
6.00%, 03/01/38	1,229	1,426,195
6.00%, 05/01/38	703	817,374
6.00%, 09/01/38	570	652,599

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
6.00%, 06/01/39	$9,462	$10,895,708
6.00%, 10/01/39	764	889,640
6.00%, 09/01/46[h]	12,220	13,999,537
6.50%, 08/01/36	108	125,957
6.50%, 09/01/36	810	934,419
6.50%, 10/01/36	120	138,960
6.50%, 12/01/36	131	150,545
6.50%, 07/01/37	215	247,574
6.50%, 08/01/37	8,006	9,287,889
6.50%, 10/01/37	376	432,048
6.50%, 11/01/37	59	71,809
6.50%, 12/01/37	2,665	3,085,747
6.50%, 06/01/38	63	72,147
6.50%, 10/01/39	2,496	2,870,485
6.50%, 05/01/40	73	86,501
7.00%, 04/01/37	2,898	3,420,254
FRN, (12 mo. LIBOR US + 1.760%)
2.98%, 08/01/41	2,224	2,335,773
FRN, (12 mo. LIBOR US + 1.805%)
2.43%, 02/01/42	1,779	1,882,651
FRN, (12 mo. LIBOR US + 1.824%)
2.93%, 10/01/41	1,960	2,064,314
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	2,500	2,608,375
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,339,103
Series K004, Class A1
3.41%, 05/25/19	3,673	3,784,499
Series K006, Class A1
3.40%, 07/25/19	2,480	2,546,628
Series K006, Class A2
4.25%, 01/25/20	2,425	2,620,625
Series K007, Class A2
4.22%, 03/25/20	18,775	20,384,017
Series K008, Class A1
2.75%, 12/25/19	1,215	1,231,884
Series K010, Class A1
3.32%, 07/25/20	225	230,062

Security	Principal (000s)	Value
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)	$4,000	$4,374,960
Series K014, Class A1
2.79%, 10/25/20	882	903,017
Series K020, Class A2
2.37%, 05/25/22	12,400	12,833,132
Series K024, Class A2
2.57%, 09/25/22	890	929,543
Series K026, Class A2
2.51%, 11/25/22	11,900	12,423,005
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,557,419
Series K033, Class A2
3.06%, 07/25/23[a]	2,900	3,122,575
Series K034, Class A2
3.53%, 07/25/23[a]	33,500	37,086,175
Series K036, Class A2
3.53%, 10/25/23[a]	3,350	3,711,833
Series K037, Class A2
3.49%, 01/25/24	10,700	11,830,348
Series K038, Class A1
2.60%, 10/25/23	2,795	2,908,545
Series K046, Class A2
3.21%, 03/25/25	5,000	5,453,400
Series K048, Class A2
3.28%, 06/25/25[a]	14,000	15,346,380
Series K052, Class A2
3.15%, 11/25/25	19,250	20,912,430
Series K703, Class A2
2.70%, 05/25/18	9,940	10,107,998
Series K716, Class A2
3.13%, 06/25/21	17,000	18,151,750
Series K718, Class A2
2.79%, 01/25/22	3,500	3,694,950
Government National Mortgage Association
2.50%, 05/20/45	13,219	13,487,676
2.50%, 09/01/46[h]	5,100	5,199,609
3.00%, 09/15/42	23	24,276
3.00%, 10/15/42	72	75,897
3.00%, 03/15/43	746	784,338
3.00%, 06/15/43	171	178,757
3.00%, 07/15/43	332	348,989
3.00%, 08/15/43	721	757,186

122	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
3.00%, 09/20/43	$23,652	$24,846,339
3.00%, 11/15/43	1,986	2,087,216
3.00%, 08/20/44	66,458	69,818,836
3.00%, 09/15/44	3,408	3,571,613
3.00%, 10/15/44	2,555	2,678,119
3.00%, 06/20/45	41,545	43,582,311
3.00%, 11/20/45	15,778	16,551,664
3.00%, 12/20/45	30,084	31,559,273
3.00%, 09/01/46[h]	515,133	539,597,083
3.50%, 09/15/41	774	822,420
3.50%, 12/15/41	7,860	8,348,812
3.50%, 01/15/42	1,204	1,283,537
3.50%, 06/15/42	75	79,087
3.50%, 08/20/42	42,900	45,724,887
3.50%, 09/15/42	2,595	2,779,736
3.50%, 10/15/42	1,719	1,839,903
3.50%, 11/15/42	2,043	2,171,405
3.50%, 02/15/43	719	765,787
3.50%, 03/15/43	923	994,689
3.50%, 04/15/43	163	174,110
3.50%, 05/15/43	2,642	2,817,184
3.50%, 06/15/43	3,721	3,972,980
3.50%, 08/15/43	609	648,902
3.50%, 01/20/44	27,416	29,150,920
3.50%, 06/20/44	38,545	40,922,554
3.50%, 08/15/44	167	176,920
3.50%, 08/20/44	36,185	38,444,288
3.50%, 09/15/44	846	897,868
3.50%, 09/20/44	28,668	30,460,573
3.50%, 10/15/44	1,146	1,216,608
3.50%, 03/20/45	21,703	23,041,066
3.50%, 05/20/45	15,355	16,330,093
3.50%, 08/20/45	17,727	18,821,346
3.50%, 09/20/45	100,467	107,349,305
3.50%, 10/20/45	10,072	10,695,266
3.50%, 11/20/45	25,866	27,467,670
3.50%, 12/20/45	50,135	53,243,891
3.50%, 01/20/46	106,324	112,928,411
3.50%, 02/20/46	5,141	5,460,298
3.50%, 03/20/46	14,253	15,138,883
3.50%, 05/20/46	55,146	58,596,475
3.50%, 06/20/46	50,437	53,587,527
3.50%, 07/20/46	112,726	119,901,687

Security	Principal (000s)	Value
3.50%, 08/20/46	$38,013	$40,458,646
3.50%, 09/01/46[h]	331,673	351,936,251
4.00%, 06/15/39	31	33,497
4.00%, 09/20/40	12,661	13,614,113
4.00%, 01/15/41	17	18,750
4.00%, 01/20/41	3,814	4,101,031
4.00%, 02/15/41	8,670	9,306,806
4.00%, 05/20/41	73	78,158
4.00%, 07/15/41	5,379	5,769,075
4.00%, 08/15/41	26	27,624
4.00%, 09/15/41	85	91,290
4.00%, 09/20/41	5,160	5,534,799
4.00%, 10/15/41	1,617	1,738,168
4.00%, 11/15/41	728	782,846
4.00%, 12/15/41	3,084	3,336,805
4.00%, 12/20/41	16,140	17,309,276
4.00%, 01/15/42	241	258,447
4.00%, 01/20/42	7,027	7,560,640
4.00%, 02/15/42	1,497	1,627,968
4.00%, 03/15/42	7,158	7,802,702
4.00%, 04/15/42	3,162	3,399,310
4.00%, 09/20/42	2,458	2,634,207
4.00%, 11/15/42	91	97,071
4.00%, 05/15/43	553	592,463
4.00%, 08/15/43	90	96,024
4.00%, 10/20/43	22,090	23,615,968
4.00%, 03/15/44	1,421	1,522,821
4.00%, 04/15/44	279	299,359
4.00%, 06/15/44	360	387,693
4.00%, 08/15/44	61	65,249
4.00%, 08/20/44	1,502	1,605,085
4.00%, 09/15/44	302	323,053
4.00%, 10/15/44	212	226,822
4.00%, 10/20/44	28,882	30,867,317
4.00%, 11/20/44	31,968	34,165,688
4.00%, 09/20/45	21,394	22,865,582
4.00%, 10/20/45	166,663	178,160,430
4.00%, 01/20/46	36,768	39,310,386
4.00%, 03/20/46	16,469	17,626,416
4.00%, 05/20/46	18,733	20,088,428
4.00%, 06/20/46	21,775	23,352,535
4.00%, 09/01/46[h]	111,984	119,682,900
4.50%, 04/15/39	1,672	1,843,106

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
4.50%, 08/15/39	$9,034	$9,956,188
4.50%, 11/20/39	4,156	4,548,783
4.50%, 01/20/40	1,135	1,240,348
4.50%, 06/15/40	6,526	7,191,704
4.50%, 07/15/40	5,213	5,741,447
4.50%, 08/15/40	6,018	6,627,523
4.50%, 08/20/40	7,623	8,335,656
4.50%, 09/15/40	9,327	10,272,035
4.50%, 10/20/40	15,356	16,833,046
4.50%, 06/20/41	14,540	15,898,651
4.50%, 09/20/41	8,889	9,731,870
4.50%, 12/20/41	1,657	1,816,757
4.50%, 11/20/45	23,718	25,598,167
4.50%, 09/01/46[h]	180,463	194,599,970
5.00%, 12/15/36	1,833	2,069,578
5.00%, 01/15/39	6,430	7,192,532
5.00%, 07/15/39	11,911	13,324,155
5.00%, 05/15/40	4,435	4,961,648
5.00%, 07/20/40	23,566	26,174,859
5.00%, 08/20/40	7,945	8,823,490
5.00%, 09/01/46[h]	50,100	54,264,562
5.50%, 03/15/36	2,618	2,999,675
5.50%, 06/20/38	3,246	3,596,486
5.50%, 03/20/39	4,307	4,806,462
5.50%, 12/15/39	1,194	1,346,494
5.50%, 01/15/40	10,070	11,356,195
6.00%, 03/15/37	7,941	9,171,554
6.00%, 09/20/38	3,733	4,263,801
6.00%, 11/15/39	1,548	1,768,715
6.50%, 10/20/38	4,907	5,710,163

		11,444,383,436
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.19%
Federal Home Loan Banks
0.88%, 06/29/18	8,700	8,702,856
1.00%, 06/21/17	5,280	5,294,678
1.00%, 12/19/17	7,000	7,008,916
1.13%, 04/25/18	300	301,254
4.88%, 05/17/17	700	720,760
5.00%, 11/17/17	15,525	16,290,974
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	1,750	1,745,976
0.88%, 03/07/18	31,082	31,097,448

Security	Principal (000s)	Value
1.00%, 06/29/17	$7,000	$7,020,384
1.00%, 09/29/17	2,200	2,203,098
1.25%, 08/01/19	16,700	16,817,809
1.25%, 10/02/19	410	412,650
1.38%, 05/01/20	12,326	12,453,154
1.75%, 05/30/19	18,960	19,356,638
2.38%, 01/13/22	93,433	98,319,527
6.25%, 07/15/32	14,923	22,734,911
6.75%, 09/15/29	500	758,001
6.75%, 03/15/31	20,320	31,614,061
Federal National Mortgage Association
0.75%, 04/20/17	27,300	27,327,000
0.88%, 02/08/18	25,066	25,046,759
0.88%, 05/21/18	35,325	35,324,509
1.00%, 09/27/17	2,600	2,603,660
1.00%, 02/26/19	2,590	2,591,488
1.25%, 05/06/21	1,000	997,857
1.25%, 08/17/21	42,300	42,134,814
1.63%, 01/21/20	79,100	80,486,014
1.75%, 06/20/19	1,100	1,123,897
1.75%, 09/12/19	127,500	130,309,297
1.88%, 09/18/18	4,637	4,727,628
2.63%, 09/06/24	500	534,942
3.00%, 04/01/30	15,999	16,805,184
3.00%, 12/01/30	23,383	24,494,651
3.00%, 11/01/45	6,171	6,408,313
3.50%, 10/01/30	5,995	6,331,976
3.50%, 12/01/45	47,488	50,454,013
5.00%, 05/11/17	76,953	79,311,071
5.38%, 06/12/17	510	528,680
6.25%, 05/15/29	5,075	7,316,219
6.63%, 11/15/30	17,390	26,693,878
7.25%, 05/15/30	6,826	10,874,289
FRN, (12 mo. LIBOR US + 1.590%)
2.51%, 04/01/44	3,217	3,328,083
NCUA Guaranteed Notes Series A4
3.00%, 06/12/19	9,500	9,991,753
Tennessee Valley Authority
4.88%, 01/15/48	8,035	10,689,166
5.50%, 07/18/17	6,964	7,255,276

124	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
7.13%, 05/01/30	$3,556	$5,492,104

		902,035,616
U.S. GOVERNMENT OBLIGATIONS — 37.10%
U.S. Treasury Note/Bond
0.63%, 05/31/17	59,331	59,338,120
0.63%, 09/30/17	106,461	106,378,157
0.63%, 11/30/17	59,898	59,825,123
0.63%, 04/30/18	69,000	68,834,401
0.75%, 10/31/17	102,432	102,484,235
0.75%, 12/31/17	255,033	255,074,003
0.75%, 01/31/18	20,000	19,998,599
0.75%, 02/28/18	174,656	174,631,748
0.75%, 03/31/18	48,000	47,987,520
0.75%, 04/15/18	27,000	26,989,470
0.75%, 07/31/18	48,000	47,962,079
0.75%, 02/15/19	50,053	49,919,860
0.88%, 06/15/17	41,060	41,143,353
0.88%, 11/30/17	12,900	12,925,671
0.88%, 01/15/18	41,200	41,274,984
0.88%, 01/31/18	30,024	30,080,046
0.88%, 10/15/18	5,400	5,405,886
0.88%, 04/15/19	262,300	262,305,243
0.88%, 07/31/19	97,550	97,471,958
1.00%, 12/15/17	50,000	50,173,004
1.00%, 12/31/17	400	401,392
1.00%, 03/15/18	533,300	535,235,916
1.00%, 05/15/18	104,026	104,403,622
1.00%, 05/31/18	70,036	70,293,431
1.00%, 08/15/18	156,026	156,607,991
1.00%, 09/15/18	43,750	43,911,876
1.00%, 11/30/19	219,500	219,723,883
1.13%, 01/15/19	20,000	20,125,201
1.13%, 05/31/19	60,000	60,400,799
1.13%, 03/31/20	73,200	73,464,252
1.13%, 04/30/20	304	304,958
1.13%, 06/30/21	60,000	59,831,401
1.13%, 07/31/21	100,000	99,685,997
1.25%, 10/31/18	238,277	240,392,900
1.25%, 11/15/18	79,000	79,697,579
1.25%, 11/30/18	1,000	1,009,080
1.25%, 12/15/18	167,500	169,019,208
1.25%, 01/31/19	20,000	20,187,000
1.25%, 10/31/19	108,000	108,996,844

Security	Principal (000s)	Value
1.25%, 01/31/20	$24,000	$24,196,560
1.38%, 07/31/18	70,531	71,298,577
1.38%, 09/30/18	240,824	243,574,205
1.38%, 11/30/18	40,000	40,478,802
1.38%, 12/31/18	65,922	66,723,613
1.38%, 01/31/20	20,400	20,653,778
1.38%, 02/29/20	50,209	50,821,049
1.38%, 03/31/20	10,000	10,119,500
1.38%, 05/31/20	180,054	182,128,222
1.38%, 08/31/20	18,000	18,189,360
1.38%, 09/30/20	86,600	87,485,055
1.38%, 10/31/20	57,200	57,772,571
1.38%, 01/31/21	30,000	30,278,398
1.38%, 04/30/21	20,000	20,177,400
1.38%, 05/31/21	25,000	25,229,000
1.38%, 06/30/23	176,400	175,854,928
1.50%, 08/31/18	205,576	208,354,976
1.50%, 12/31/18	147,106	149,318,460
1.50%, 01/31/19	46,000	46,706,561
1.50%, 02/28/19	24,000	24,379,680
1.50%, 03/31/19	10,000	10,161,500
1.50%, 05/31/19	132,000	134,175,353
1.50%, 10/31/19	18,720	19,034,869
1.50%, 11/30/19	192,685	195,902,851
1.50%, 05/31/20	117,000	118,863,812
1.50%, 01/31/22	7,000	7,082,040
1.50%, 02/28/23	155,053	155,995,725
1.50%, 03/31/23	70,000	70,380,099
1.50%, 08/15/26	100,000	99,366,997
1.63%, 03/31/19	15,000	15,287,400
1.63%, 08/31/19	172,280	175,825,507
1.63%, 12/31/19	13,010	13,279,697
1.63%, 06/30/20	21,500	21,940,318
1.63%, 11/30/20	8,700	8,876,523
1.63%, 08/15/22	2,091	2,126,526
1.63%, 11/15/22	1,181	1,199,258
1.63%, 04/30/23	105,000	106,396,509
1.63%, 05/31/23	20,000	20,263,200
1.63%, 02/15/26	255,045	256,095,793
1.75%, 09/30/19	15,000	15,367,350
1.75%, 10/31/20	57,900	59,352,138
1.75%, 03/31/22	90,000	92,169,004
1.75%, 05/15/22	35,135	35,995,809

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal (000s)	Value
1.75%, 09/30/22	$168,700	$172,576,721
1.75%, 01/31/23	62,040	63,391,852
1.75%, 05/15/23	83,004	84,782,780
1.88%, 09/30/17	75,025	75,989,277
1.88%, 10/31/17	97,915	99,227,462
1.88%, 06/30/20	113,119	116,526,145
1.88%, 11/30/21	75,500	77,897,133
1.88%, 05/31/22	17,000	17,528,700
1.88%, 08/31/22	5,250	5,409,862
1.88%, 10/31/22	155,000	159,690,289
2.00%, 07/31/20	14,250	14,745,045
2.00%, 09/30/20	135,800	140,543,489
2.00%, 11/30/20	221,300	229,125,157
2.00%, 02/28/21	82,000	84,994,640
2.00%, 05/31/21	85,000	88,173,052
2.00%, 08/31/21	50,000	51,893,001
2.00%, 11/15/21	60,106	62,392,433
2.00%, 11/30/22	61,400	63,693,295
2.00%, 02/15/23	570	591,489
2.00%, 02/15/25	4,193	4,348,435
2.00%, 08/15/25	50,145	51,984,820
2.13%, 08/31/20	328,020	341,025,980
2.13%, 01/31/21	109,400	113,925,879
2.13%, 06/30/21	131,750	137,494,291
2.13%, 08/15/21	19,288	20,128,379
2.13%, 09/30/21	53,100	55,436,932
2.13%, 12/31/21	30,000	31,333,798
2.13%, 06/30/22	58,000	60,601,301
2.13%, 12/31/22	71,800	75,004,427
2.13%, 05/15/25	202,550	212,134,670
2.25%, 11/30/17	20,024	20,401,053
2.25%, 03/31/21	65,000	68,120,652
2.25%, 04/30/21	7,000	7,339,920
2.25%, 07/31/21	150,200	157,672,447
2.25%, 11/15/24	172,516	182,308,025
2.25%, 11/15/25	142,071	150,339,532
2.38%, 05/31/18	113,137	116,251,659
2.38%, 06/30/18	12,015	12,360,636
2.38%, 08/15/24	116,967	124,630,680
2.50%, 06/30/17	2,352	2,388,009
2.50%, 08/15/23	55,211	59,147,547
2.50%, 05/15/24	186,850	200,794,625
2.50%, 02/15/45	71,324	75,373,059

Security	Principal (000s)	Value
2.50%, 02/15/46	$84,045	$88,850,695
2.50%, 05/15/46	66,400	70,313,614
2.63%, 04/30/18	53,100	54,722,087
2.63%, 08/15/20	9,235	9,777,464
2.63%, 11/15/20	95,606	101,416,936
2.75%, 12/31/17	64,593	66,306,417
2.75%, 02/15/19	11,000	11,510,510
2.75%, 11/15/23	8,760	9,548,925
2.75%, 02/15/24	97,090	105,977,618
2.75%, 08/15/42	3,023	3,363,964
2.75%, 11/15/42	177,040	196,795,874
2.88%, 03/31/18	17,000	17,556,409
2.88%, 05/15/43	9,484	10,783,782
2.88%, 08/15/45	140,500	159,897,430
3.00%, 11/15/44	133,577	155,590,494
3.00%, 05/15/45	111,700	130,131,616
3.00%, 11/15/45	161,700	188,530,884
3.13%, 01/31/17	34,741	35,119,678
3.13%, 05/15/19	10,000	10,599,100
3.13%, 05/15/21	24,616	26,791,069
3.13%, 02/15/43	47,600	56,626,859
3.13%, 08/15/44	146,019	174,059,045
3.38%, 05/15/44	36,600	45,602,868
3.50%, 05/15/20	109,654	119,348,513
3.63%, 02/15/20	132,155	143,845,422
3.63%, 02/15/21	562,271	622,158,490
3.63%, 08/15/43	26,600	34,571,489
3.63%, 02/15/44	30,450	39,577,998
3.75%, 08/15/41	4,000	5,242,640
3.75%, 11/15/43	26,350	35,011,770
3.88%, 08/15/40	19,816	26,357,856
4.25%, 05/15/39	1,040	1,451,466
4.25%, 11/15/40	234,689	329,329,696
4.38%, 11/15/39	28,633	40,683,200
4.38%, 05/15/40	40,403	57,513,266
4.38%, 05/15/41	2,949	4,221,906
4.50%, 02/15/36	93,260	133,320,760
4.50%, 08/15/39	40,207	58,042,826
4.63%, 02/15/40	90,100	132,429,884
4.75%, 08/15/17	6,217	6,456,271
4.75%, 02/15/37	77	113,675
4.75%, 02/15/41	113,258	170,270,950
5.00%, 05/15/37	6,108	9,311,341

126	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Security	Principal or Shares (000s)	Value
5.25%, 11/15/28	$127	$177,105
5.25%, 02/15/29	6,440	9,016,966
5.38%, 02/15/31	27,040	39,756,912
6.00%, 02/15/26	63,968	89,196,980
6.13%, 08/15/29	31,600	47,860,726
6.25%, 05/15/30	9,853	15,331,957
6.38%, 08/15/27	28,080	41,519,367
6.50%, 11/15/26	12,200	17,894,350
6.75%, 08/15/26	25,000	37,077,999
6.88%, 08/15/25	61,065	88,728,668
7.25%, 08/15/22	119,000	159,742,030
7.50%, 11/15/16	69,028	69,962,632
7.50%, 11/15/24	40,000	58,814,002
7.63%, 02/15/25	13,817	20,601,561
7.88%, 02/15/21	25,000	32,319,000
8.13%, 08/15/19	73,984	89,479,209
8.75%, 05/15/17	5,318	5,617,137
8.75%, 05/15/20	22,000	28,145,260
8.75%, 08/15/20	36,606	47,499,944
8.88%, 08/15/17	20,007	21,565,960

		15,321,934,863

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $26,953,062,909)		27,668,353,915

SHORT-TERM INVESTMENTS — 11.26%

MONEY MARKET FUNDS — 11.26%
BlackRock Cash Funds: Prime, SL Agency Shares
0.42%[i,j]	4,433,506	4,433,506,246
BlackRock Cash Funds: Treasury, SL Agency Shares
0.27%[i,j,k]	218,382	218,382,433

		4,651,888,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,651,888,679)		4,651,888,679

TOTAL INVESTMENTS IN SECURITIES — 110.40%
(Cost: $44,243,310,461)[l]		45,594,377,035
Other Assets, Less Liabilities — (10.40)%		(4,295,031,345)

NET ASSETS — 100.00%		$41,299,345,690

BAB  —  Build America Bond

COP  —  Certificates of Participation

FRN  —  Floating Rate Note

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

VRN  —  Variable Rate Note

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Schedule 1.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Investments are denominated in U.S. dollars.
[h]	To-be-announced (TBA). See Note 1.
[i]	Affiliated money market fund.
[j]	The rate quoted is the annualized seven-day yield of the fund at period end.
[k]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[l]	The cost of investments for federal income tax purposes was $44,247,568,479. Net unrealized appreciation was $1,346,808,556, of which $1,368,288,900 represented gross unrealized appreciation on securities and $21,480,344 represented gross unrealized depreciation on securities.

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2016

Schedule 1 — Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the six months ended August 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Principal held at beginning of period (000s)	Principal purchased (000s)	Principal sold (000s)	Principal held at end of period (000s)	Value at end of period	Interest income	Net realized gain (loss)
PNC Bank N.A.
1.50%, 10/18/17	$1,000	$—	$—	$1,000	$1,002,119	$7,420	$—
1.50%, 02/23/18	—	2,000	—	2,000	2,005,649	565	—
1.80%, 11/05/18	10,000	—	—	10,000	10,093,646	88,088	—
1.85%, 07/20/18	—	2,250	—	2,250	2,271,353	3,780	—
2.15%, 04/29/21	—	2,500	—	2,500	2,530,493	12,592	—
2.20%, 01/28/19	2,750	300	—	3,050	3,105,381	28,426	—
2.25%, 07/02/19	250	2,000	—	2,250	2,295,066	4,583	—
2.30%, 06/01/20	—	2,250	—	2,250	2,297,750	11,040	—
2.70%, 11/01/22	2,500	735	—	3,235	3,265,654	45,839	—
3.25%, 06/01/25	—	450	—	450	477,998	2,919	—
3.30%, 10/30/24	—	1,500	—	1,500	1,596,463	508	—
3.80%, 07/25/23	5,750	1,000	—	6,750	7,288,495	117,009	—
4.20%, 11/01/25	500	—	—	500	561,397	9,438	—
6.00%, 12/07/17	1,750	—	—	1,750	1,846,221	16,692	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	5,500	—	(550)	4,950	5,330,286	100,213	42,567
PNC Funding Corp.
4.38%, 08/11/20	2,762	—	—	2,762	3,024,896	40,269	—
6.70%, 06/10/19	1,163	—	—	1,163	1,322,499	33,726	—

					$50,315,366	$523,107	$42,567

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of August 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Collateralized mortgage obligations	$—	$422,178,068	$—	$422,178,068
Corporate bonds & notes	—	11,094,779,133	—	11,094,779,133
Foreign government obligations	—	1,423,631,469	—	1,423,631,469
Municipal debt obligations	—	333,545,771	—	333,545,771
U.S. government & agency obligations	—	27,668,353,915	—	27,668,353,915
Money market funds	4,651,888,679	—	—	4,651,888,679

Total	$4,651,888,679	$40,942,488,356	$—	$45,594,377,035

See notes to financial statements.

128	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2016

	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$189,787,462	$39,542,402,119
Affiliated (Note 2)	2,423,550	4,700,908,342

Total cost of investments	$192,211,012	$44,243,310,461

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$201,874,780	$40,892,172,990
Affiliated (Note 2)	2,423,550	4,702,204,045

Total fair value of investments	204,298,330	45,594,377,035
Cash	3,000	280
Receivables:
Investment securities sold	1,091,364	1,158,392,570
Due from custodian (Note 4)	—	4,230,167
Interest	2,076,878	217,152,789
Capital shares sold	—	15,577,852

Total Assets	207,469,572	46,989,730,693

LIABILITIES
Payables:
Investment securities purchased	1,682,331	5,465,734,658
Collateral for securities on loan (Note 1)	837,153	218,282,433
Due to broker for TBA transactions	—	3,918,000
Investment advisory fees (Note 2)	20,997	2,449,912

Total Liabilities	2,540,481	5,690,385,003

NET ASSETS	$204,929,091	$41,299,345,690

Net assets consist of:
Paid-in capital	$192,994,609	$39,828,196,337
Undistributed net investment income	524,530	33,501,407
Undistributed net realized gain (accumulated net realized loss)	(677,366)	86,581,372
Net unrealized appreciation	12,087,318	1,351,066,574

NET ASSETS	$204,929,091	$41,299,345,690

Shares outstanding[b]	3,050,000	367,000,000

Net asset value per share	$67.19	$112.53

[a]	Securities on loan with values of $815,118 and $213,146,597, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	129

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2016

	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$2,264	$8,851,781
Interest — unaffiliated	3,602,139	403,205,213
Interest — affiliated (Note 2)	—	523,107
Securities lending income — affiliated — net (Note 2)	13,446	3,366,914

Total investment income	3,617,849	415,947,015

EXPENSES
Investment advisory fees (Note 2)	112,585	15,008,312

Total expenses	112,585	15,008,312
Less investment advisory fees waived (Note 2)	—	(1,622,172)

Net expenses	112,585	13,386,140

Net investment income	3,505,264	402,560,875

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	37,134	80,925,073
In-kind redemptions — unaffiliated	953,582	18,711,691
In-kind redemptions — affiliated (Note 2)	—	42,567

Net realized gain	990,716	99,679,331

Net change in unrealized appreciation/depreciation	18,083,005	812,098,842

Net realized and unrealized gain	19,073,721	911,778,173

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,578,985	$1,314,339,048

See notes to financial statements.

130	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 10+ Year USD Bond ETF		iShares Core U.S. Aggregate Bond ETF
	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,505,264	$6,159,708	$402,560,875	$582,512,460
Net realized gain (loss)	990,716	(1,135,331)	99,679,331	68,686,868
Net change in unrealized appreciation/depreciation	18,083,005	(12,812,548)	812,098,842	(170,969,062)

Net increase (decrease) in net assets resulting from operations	22,578,985	(7,788,171)	1,314,339,048	480,230,266

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,441,971)	(6,312,012)	(422,427,211)	(609,026,146)
From net realized gain	—	—	—	(56,463,220)

Total distributions to shareholders	(3,441,971)	(6,312,012)	(422,427,211)	(665,489,366)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,532,455	52,230,620	8,181,958,542	10,977,072,965
Cost of shares redeemed	(13,300,451)	(102,757,562)	(686,478,891)	(2,037,691,291)

Net increase (decrease) in net assets from capital share transactions	28,232,004	(50,526,942)	7,495,479,651	8,939,381,674

INCREASE (DECREASE) IN NET ASSETS	47,369,018	(64,627,125)	8,387,391,488	8,754,122,574

NET ASSETS
Beginning of period	157,560,073	222,187,198	32,911,954,202	24,157,831,628

End of period	$204,929,091	$157,560,073	$41,299,345,690	$32,911,954,202

Undistributed net investment income included in net assets at end of period	$524,530	$461,237	$33,501,407	$53,367,743

SHARES ISSUED AND REDEEMED
Shares sold	650,000	850,000	73,600,000	100,600,000
Shares redeemed	(200,000)	(1,700,000)	(6,200,000)	(18,600,000)

Net increase (decrease) in shares outstanding	450,000	(850,000)	67,400,000	82,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	131

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$60.60	$64.40	$58.28	$62.20	$61.10	$51.99

Income from investment operations:
Net investment income[a]	1.21	2.44	2.46	2.34	2.20	2.51
Net realized and unrealized gain (loss)[b]	6.58	(3.78)	5.97	(3.55)	1.06	9.07

Total from investment operations	7.79	(1.34)	8.43	(1.21)	3.26	11.58

Less distributions from:
Net investment income	(1.20)	(2.46)	(2.31)	(2.71)	(2.16)	(2.47)

Total distributions	(1.20)	(2.46)	(2.31)	(2.71)	(2.16)	(2.47)

Net asset value, end of period	$67.19	$60.60	$64.40	$58.28	$62.20	$61.10

Total return	13.00%[c]	(1.98)%	14.72%	(1.82)%[d]	5.38%	22.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$204,929	$157,560	$222,187	$29,141	$105,732	$24,439
Ratio of expenses to average net assets[e]	0.12%	0.12%	0.12%	0.12%	0.16%	0.20%
Ratio of net investment income to average net assets[e]	3.74%	4.01%	3.95%	3.97%	3.47%	4.43%
Portfolio turnover rate[f]	6%	11%	15%	8%	50%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -1.94%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

132	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Six months ended Aug. 31, 2016 (Unaudited)	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012
Net asset value, beginning of period	$109.85	$111.02	$108.19	$110.68	$110.58	$105.56

Income from investment operations:
Net investment income[a]	1.20	2.36	2.35	2.49	2.67	3.11
Net realized and unrealized gain (loss)[b]	2.76	(0.83)	3.09	(2.51)	0.64	5.36

Total from investment operations	3.96	1.53	5.44	(0.02)	3.31	8.47

Less distributions from:
Net investment income	(1.28)	(2.37)	(2.06)	(2.46)	(2.73)	(2.97)
Net realized gain	—	(0.33)	(0.55)	(0.01)	(0.48)	(0.48)

Total distributions	(1.28)	(2.70)	(2.61)	(2.47)	(3.21)	(3.45)

Net asset value, end of period	$112.53	$109.85	$111.02	$108.19	$110.68	$110.58

Total return	3.63%[c]	1.44%	5.07%	0.01%	3.02%	8.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,299,346	$32,911,954	$24,157,832	$15,979,998	$14,842,445	$14,773,935
Ratio of expenses to average net assets[d]	0.07%	0.07%	0.07%	0.08%	0.16%	0.20%
Ratio of expenses to average net assets prior to waived fees[d]	0.08%	0.08%	0.08%	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	2.15%	2.16%	2.14%	2.31%	2.40%	2.87%
Portfolio turnover rate[e,f]	113%	278%	318%	180%	110%	131%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	133

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 10+ Year USD Bond	Diversified
Core U.S. Aggregate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes.

134	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

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iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core U.S. Aggregate Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

On July 23, 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. The Funds may be exposed to additional risk from reinvesting the cash collateral in money market funds that do not maintain a fixed NAV per share of $1.00.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2016, any securities on loan were collateralized by cash

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iSHARES® TRUST

and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2016 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2016:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 10+ Year USD Bond
Citigroup Global Markets Inc.	$98,263	$98,263	$—
Deutsche Bank Securities Inc.	79,366	79,366	—
JPMorgan Clearing Corp.	224,164	224,164	—
Morgan Stanley & Co. LLC	54,068	54,068	—
Wells Fargo Securities LLC	359,257	359,257	—

	$815,118	$815,118	$—

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core U.S. Aggregate Bond
Barclays Capital Inc.	$27,534,991	$27,534,991	$—
BNP Paribas Prime Brokerage Inc.	9,144,951	9,144,951	—
Citigroup Global Markets Inc.	27,436,799	27,436,799	—
Credit Suisse Securities (USA) LLC	6,844,717	6,844,717	—
Deutsche Bank Securities Inc.	698,306	698,306	—
Goldman Sachs & Co.	22,036,310	22,036,310	—
Jefferies LLC	799,351	799,351	—
JPMorgan Clearing Corp.	44,871,782	44,871,782	—
JPMorgan Securities LLC	23,929,688	23,929,688	—
Merrill Lynch, Pierce, Fenner & Smith	3,138,193	3,138,193	—
Morgan Stanley & Co. LLC	11,505,804	11,505,804	—
RBC Capital Markets LLC	16,117,325	16,117,325	—
Scotia Capital (USA) Inc.	11,688,568	11,688,568	—
SG Americas Securities LLC	3,692,337	3,692,337	—
Wells Fargo Securities LLC	3,707,475	3,707,475	—

	$213,146,597	$213,146,597	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Core 10+ Year USD Bond ETF, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Core U.S. Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2021 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any.

Effective October 5, 2016, for its investment advisory services to each of the iShares Core 10+ Year USD Bond ETF and iShares Core U.S. Aggregate Bond ETF, BFA will be entitled to an annual investment advisory fee of 0.08% and 0.05%, respectively, based on the average daily net assets of each Fund.

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2016, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core 10+ Year USD Bond	$5,674
Core U.S. Aggregate Bond	1,433,713

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended August 31, 2016, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core 10+ Year USD Bond	$20,803	$—
Core U.S. Aggregate Bond	13,860,904	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2016 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 10+ Year USD Bond	$7,348,125	$5,382,389	$10,315,857	$5,216,501
Core U.S. Aggregate Bond	42,839,181,631	41,162,318,548	1,356,829,521	574,187,106

In-kind transactions (see Note 4) for the six months ended August 31, 2016 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 10+ Year USD Bond	$34,652,491	$12,948,952
Core U.S. Aggregate Bond	5,411,582,394	473,204,117

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct and/or indirect investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of a Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by a fund, whether directly or indirectly, issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be directly and/or indirectly subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 29, 2016, the Funds’ fiscal year-end, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core 10+ Year USD Bond	$1,332,447

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Board Review and Approval of Investment Advisory

Contract

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I. iShares Core 10+ Year USD Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

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The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the

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services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core U.S. Aggregate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 28, 2016 and May 9, 2016. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 17, 2016, management presented information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its meetings. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 21-23, 2016, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, waivers/reimbursements (if any), and underlying fund fees and expenses (if any) of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Broadridge’s judgment, pure index institutional mutual funds, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of Broadridge’s proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-,

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three-, five-, ten-year, and since inception periods, as applicable, and for the “last quarter” period ended December 31, 2015, to that of such relevant comparison funds for the same periods.

The Board noted that the Fund seeks to track its own underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information on certain specific iShares funds requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, product design and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 21-23, 2016 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 10+ Year USD Bond	$1.178040	$—	$0.025509	$1.203549	98%	—%	2%	100%
Core U.S. Aggregate Bond	1.246442	—	0.038134	1.284576	97	—	3	100

150	2016 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Bloomberg Finance L.P. or Barclays Capital Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2016 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-203-0816

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	November 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	November 2, 2016

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 2, 2016